UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 29, 2016

Date of reporting period: August 31, 2015

Item 1.	Reports to Stockholders.

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Short Treasury Bond ETF | SHV | NYSE Arca
➢	iShares 1-3 Year Treasury Bond ETF | SHY | NYSE Arca
➢	iShares 3-7 Year Treasury Bond ETF | IEI | NYSE Arca
➢	iShares 7-10 Year Treasury Bond ETF | IEF | NYSE Arca
➢	iShares 10-20 Year Treasury Bond ETF | TLH | NYSE Arca
➢	iShares 20+ Year Treasury Bond ETF | TLT | NYSE Arca

Fund Performance Overview

iSHARES® SHORT TREASURY BOND ETF

Performance as of August 31, 2015

The iShares Short Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one month and one year, as represented by the Barclays U.S. Short Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.01%, net of fees, while the total return for the Index was 0.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.02%	0.01%	0.10%	0.02%	0.01%	0.10%
5 Years	0.03%	0.04%	0.16%	0.17%	0.18%	0.78%
Since Inception	0.95%	0.95%	1.07%	8.54%	8.55%	9.65%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.60	$0.56	0.11%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments*

U.S. Government Obligations	100.00%

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 1.50%, 06/30/16	23.73%
U.S. Treasury Bill, 0.00%, 10/29/15	8.27
U.S. Treasury Bill, 0.00%, 01/28/16	7.11
U.S. Treasury Note/Bond, 1.25%, 09/30/15	4.60
U.S. Treasury Note/Bond, 0.25%, 11/30/15	4.52

TOTAL	48.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® 1-3 YEAR TREASURY BOND ETF

Performance as of August 31, 2015

The iShares 1-3 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.33%, net of fees, while the total return for the Index was 0.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.68%	0.70%	0.82%	0.68%	0.70%	0.82%
5 Years	0.61%	0.61%	0.74%	3.08%	3.06%	3.74%
10 Years	2.37%	2.36%	2.49%	26.37%	26.30%	27.92%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.30	$0.76	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*

0-1 Year	5.32%
1-2 Years	51.19
2-3 Years	39.45
3-4 Years	4.04

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 0.88%, 09/15/16	7.81%
U.S. Treasury Note/Bond, 1.00%, 03/31/17	6.08
U.S. Treasury Note/Bond, 0.63%, 05/31/17	5.25
U.S. Treasury Note/Bond, 0.63%, 08/31/17	4.19
U.S. Treasury Note/Bond, 0.63%, 09/30/17	3.58

TOTAL	26.91%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 3-7 YEAR TREASURY BOND ETF

Performance as of August 31, 2015

The iShares 3-7 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years, as represented by the Barclays U.S. 3-7 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.81%, net of fees, while the total return for the Index was 0.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.58%	2.53%	2.68%	2.58%	2.53%	2.68%
5 Years	2.19%	2.19%	2.29%	11.46%	11.43%	11.99%
Since Inception	4.58%	4.58%	4.70%	47.32%	47.29%	48.80%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,008.10	$0.76	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*

2-3 Years	0.20%
3-4 Years	32.36
4-5 Years	24.09
5-6 Years	27.13
6-7 Years	16.22

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.25%, 04/30/21	12.63%
U.S. Treasury Note/Bond, 1.50%, 12/31/18	11.20
U.S. Treasury Note/Bond, 1.00%, 08/31/19	5.50
U.S. Treasury Note/Bond, 1.75%, 05/15/22	4.07
U.S. Treasury Note/Bond, 2.13%, 08/31/20	3.56

TOTAL	36.96%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® 7-10 YEAR TREASURY BOND ETF

Performance as of August 31, 2015

The iShares 7-10 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years, as represented by the Barclays U.S. 7-10 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -0.14%, net of fees, while the total return for the Index was -0.13%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	3.50%	3.39%	3.58%	3.50%	3.39%	3.58%
5 Years	3.60%	3.57%	3.68%	19.32%	19.20%	19.81%
10 Years	5.34%	5.33%	5.44%	68.27%	68.06%	69.79%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$998.60	$0.76	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*

6-7 Years	0.19%
7-8 Years	21.12
8-9 Years	62.94
9-10 Years	15.75

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 2.50%, 05/15/24	23.92%
U.S. Treasury Note/Bond, 2.38%, 08/15/24	21.59
U.S. Treasury Note/Bond, 2.75%, 02/15/24	16.62
U.S. Treasury Note/Bond, 1.75%, 05/15/23	11.75
U.S. Treasury Note/Bond, 2.25%, 11/15/24	9.85

TOTAL	83.73%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® 10-20 YEAR TREASURY BOND ETF

Performance as of August 31, 2015

The iShares 10-20 Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between ten and twenty years, as represented by the Barclays U.S. 10-20 Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -0.64%, net of fees, while the total return for the Index was -0.59%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.44%	4.23%	4.54%	4.44%	4.23%	4.54%
5 Years	4.39%	4.33%	4.52%	23.98%	23.63%	24.72%
Since Inception	6.72%	6.70%	6.80%	75.57%	75.32%	76.71%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.60	$0.75	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*

9-10 Years	8.51%
10-11 Years	7.85
11-12 Years	9.89
12-13 Years	21.13
13-14 Years	25.82
14-15 Years	10.80
15-16 Years	16.00

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 5.38%, 02/15/31	16.00%
U.S. Treasury Note/Bond, 6.13%, 11/15/27	15.85
U.S. Treasury Note/Bond, 5.25%, 02/15/29	10.96
U.S. Treasury Note/Bond, 6.25%, 05/15/30	10.80
U.S. Treasury Note/Bond, 5.25%, 11/15/28	7.83

TOTAL	61.44%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® 20+ YEAR TREASURY BOND ETF

Performance as of August 31, 2015

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the Barclays U.S. 20+ Year Treasury Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -4.57%, net of fees, while the total return for the Index was -4.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.31%	4.73%	5.38%	5.31%	4.73%	5.38%
5 Years	5.66%	5.53%	5.76%	31.68%	30.85%	32.34%
10 Years	6.33%	6.29%	6.43%	84.79%	83.97%	86.42%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$954.30	$0.74	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*

20-25 Years	19.51%
25-30 Years	80.49

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments*

U.S. Treasury Note/Bond, 3.13%, 02/15/43	10.98%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.52
U.S. Treasury Note/Bond, 3.63%, 08/15/43	6.57
U.S. Treasury Note/Bond, 3.63%, 02/15/44	6.27
U.S. Treasury Note/Bond, 3.13%, 08/15/44	6.09

TOTAL	37.43%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® SHORT TREASURY BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.50%
U.S. Treasury Bill
0.00%, 09/03/15	$3,408	$3,407,998
0.00%, 09/17/15	2,984	2,983,984
0.00%, 10/29/15	284,026	284,021,189
0.00%, 11/27/15	75,000	74,998,186
0.00%, 12/24/15	114,420	114,376,518
0.00%, 12/31/15	114,420	114,371,926
0.00%, 01/28/16	244,140	243,993,484
0.01%, 11/12/15	3,454	3,453,931
U.S. Treasury Note/Bond
0.25%, 09/30/15	148,489	148,500,873
0.25%, 10/31/15	98,958	98,981,744
0.25%, 11/30/15	154,995	155,036,849
0.25%, 12/31/15	46,534	46,539,553
0.25%, 04/15/16	81,229	81,194,884
0.38%, 01/15/16	151,940	152,020,530
1.25%, 09/30/15	157,959	158,095,243
1.25%, 10/31/15	98,958	99,145,034
1.38%, 11/30/15	98,958	99,264,760
1.50%, 06/30/16	807,361	814,925,940
2.00%, 01/31/16	3,290	3,314,182
2.13%, 12/31/15	53,451	53,789,881
2.13%, 02/29/16	39,452	39,822,455
2.25%, 03/31/16	75,540	76,388,315
2.38%, 03/31/16	139,159	140,817,777
2.63%, 02/29/16	141,832	143,487,179
3.25%, 06/30/16	25,000	25,594,250
4.50%, 11/15/15	108,611	109,576,552
4.50%, 02/15/16	15,168	15,460,742
5.13%, 05/15/16	126,223	130,457,785

		3,434,021,744

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $3,434,458,087)		3,434,021,744

MONEY MARKET FUNDS — 2.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,b]	94,837	94,836,895

TOTAL MONEY MARKET FUNDS
(Cost: $94,836,895)		94,836,895

Value
TOTAL INVESTMENTS IN SECURITIES — 102.25%
(Cost: $3,529,294,982)	$3,528,858,639
Other Assets, Less Liabilities — (2.25)%	(77,574,933)

NET ASSETS — 100.00%	$3,451,283,706

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.62%
U.S. Treasury Note/Bond
0.50%, 06/15/16	$13,731	$13,747,614
0.50%, 09/30/16	226,903	227,034,601
0.50%, 02/28/17	4,475	4,467,885
0.50%, 03/31/17	297,407	296,782,448
0.50%, 07/31/17	7,160	7,128,997
0.63%, 07/15/16	90,613	90,796,847
0.63%, 08/15/16	179,534	179,864,139
0.63%, 10/15/16	118,424	118,635,980
0.63%, 11/15/16	93,889	94,012,937
0.63%, 12/15/16	332,525	332,870,813
0.63%, 02/15/17	41,585	41,600,803
0.63%, 05/31/17	624,964	624,307,769
0.63%, 06/30/17	40,024	39,969,567
0.63%, 08/31/17	499,605	498,455,893
0.63%, 09/30/17	427,724	426,372,384
0.63%, 11/30/17	277,548	276,054,786
0.63%, 04/30/18	160,104	158,549,389
0.75%, 01/15/17	250,840	251,439,523
0.75%, 06/30/17	38,538	38,566,514
0.75%, 10/31/17	148,803	148,564,909
0.75%, 12/31/17	186,674	186,089,703
0.75%, 02/28/18	241,272	240,092,185
0.75%, 03/31/18	249,518	248,090,760
0.75%, 04/15/18	91,910	91,357,623
0.88%, 09/15/16	924,686	928,763,984
0.88%, 11/30/16	27,322	27,438,668
0.88%, 12/31/16	7,896	7,927,641
0.88%, 04/15/17	10,133	10,169,276
0.88%, 04/30/17	293,552	294,535,396
0.88%, 05/15/17	292,160	293,135,814
0.88%, 06/15/17	230,206	230,903,946
0.88%, 07/15/17	31,127	31,213,844
0.88%, 08/15/17	41,021	41,116,170
0.88%, 10/15/17	244,640	244,911,531
0.88%, 11/15/17	43,515	43,539,800
0.88%, 01/15/18	53,812	53,770,025
0.88%, 01/31/18	22,000	21,976,899
1.00%, 08/31/16	243,560	244,911,557
1.00%, 10/31/16	3,681	3,702,139
1.00%, 03/31/17	719,320	723,384,172
1.00%, 09/15/17	216,400	217,393,276
1.00%, 12/15/17	313,047	313,954,839

Security	Principal (000s)	Value
1.00%, 02/15/18	$113,825	$114,004,840
1.00%, 03/15/18	147,142	147,308,269
1.00%, 05/15/18	44,000	43,991,641
1.00%, 05/31/18	50,363	50,335,300
1.00%, 08/15/18	13,643	13,622,263
1.13%, 06/15/18	174,108	174,571,138
1.25%, 11/30/18	213,855	214,359,698
1.38%, 06/30/18	18,813	18,989,843
1.38%, 07/31/18	242,848	244,994,801
1.38%, 09/30/18	130,228	131,216,434
1.50%, 06/30/16	52,186	52,674,779
1.50%, 07/31/16	32,430	32,747,818
1.50%, 08/31/18	21,725	21,983,094
1.75%, 10/31/18	131,992	134,518,328
1.88%, 08/31/17	225,963	230,866,411
1.88%, 09/30/17	110,352	112,775,329
1.88%, 10/31/17	224,518	229,504,547
2.25%, 11/30/17	39,226	40,435,733
2.38%, 07/31/17	157,019	161,899,154
2.38%, 05/31/18	47,791	49,543,973
2.38%, 06/30/18	52,252	54,182,711
2.50%, 06/30/17	84,702	87,449,735
2.63%, 01/31/18	70,516	73,402,221
2.75%, 11/30/16	3,115	3,200,881
2.75%, 05/31/17	166,936	172,905,613
2.75%, 12/31/17	1,878	1,959,054
2.75%, 02/28/18	359,625	375,567,173
2.88%, 03/31/18	147,850	155,008,912
3.00%, 02/28/17	4,963	5,139,187
3.13%, 10/31/16	10,114	10,420,151
3.13%, 01/31/17	4,350	4,505,730
3.13%, 04/30/17	7,560	7,866,785
3.25%, 05/31/16	11,493	11,740,789
3.25%, 06/30/16	2,322	2,377,194
3.25%, 12/31/16	6,208	6,427,205
3.25%, 03/31/17	3,610	3,757,902
3.50%, 02/15/18	94,547	100,425,934
4.63%, 11/15/16	208,729	218,998,448
4.63%, 02/15/17	5,903	6,245,964
5.13%, 05/15/16	4,266	4,409,124
8.88%, 08/15/17	2,908	3,367,551

		11,897,304,703

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $11,896,645,475)		11,897,304,703

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR TREASURY BOND ETF

August 31, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 1.56%

MONEY MARKET FUNDS — 1.56%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[a,b]	186,756	$186,755,525

		186,755,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $186,755,525)		186,755,525

TOTAL INVESTMENTS IN SECURITIES — 101.18%
(Cost: $12,083,401,000)		12,084,060,228
Other Assets, Less Liabilities — (1.18)%		(141,377,066)

NET ASSETS — 100.00%		$11,942,683,162

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.89%
U.S. Treasury Note/Bond
0.50%, 03/31/19[a]	$1,516	$1,528,289
0.63%, 04/30/18[a]	1,918	1,899,376
1.00%, 05/31/18	519	518,715
1.00%, 06/30/19	25,439	25,127,118
1.00%, 08/31/19[a]	319,867	315,065,800
1.00%, 09/30/19	26,272	25,850,071
1.00%, 11/30/19	30,515	29,957,185
1.13%, 12/31/19[a]	55,514	54,743,466
1.13%, 03/31/20[a]	17,826	17,523,493
1.13%, 04/30/20[a]	92,871	91,228,115
1.25%, 11/30/18[a]	24,584	24,642,018
1.25%, 01/31/19[a]	140,094	140,217,679
1.25%, 04/30/19[a]	32,004	31,967,516
1.25%, 01/31/20[a]	5,333	5,284,363
1.25%, 02/29/20[a]	178,848	176,928,965
1.38%, 06/30/18	372	375,497
1.38%, 07/31/18	1,256	1,266,599
1.38%, 09/30/18	6,891	6,943,605
1.38%, 02/28/19	53,527	53,756,631
1.38%, 01/31/20	2,482	2,471,352
1.38%, 02/29/20[a]	17,406	17,336,376
1.38%, 03/31/20[a]	68,188	67,838,877
1.38%, 05/31/20	152,521	151,416,749
1.38%, 08/31/20	20,602	20,436,977
1.50%, 08/31/18[a]	995	1,006,821
1.50%, 12/31/18	635,177	641,242,902
1.50%, 01/31/19	167,614	169,095,725
1.50%, 02/28/19	169,374	170,803,923
1.50%, 10/31/19	32,840	32,939,508
1.50%, 05/31/20[a]	9,385	9,382,185
1.50%, 01/31/22	134,203	131,112,304
1.63%, 03/31/19	40,404	40,896,119
1.63%, 04/30/19	56,302	56,961,858
1.63%, 07/31/19	32,004	32,325,317
1.63%, 12/31/19	81,702	82,290,255
1.63%, 07/31/20[a]	1,688	1,694,448
1.63%, 08/15/22	197,268	193,186,525
1.75%, 10/31/18[a]	9,169	9,344,291
1.75%, 09/30/19[a]	158,316	160,491,274
1.75%, 02/28/22	109,317	108,381,243
1.75%, 03/31/22	9,852	9,759,687

Security	Principal or Shares (000s)	Value
1.75%, 05/15/22[a]	$235,458	$233,063,397
1.75%, 08/31/22	22,994	22,906,853
1.88%, 06/30/20	5,694	5,781,631
1.88%, 11/30/21	124,881	125,052,078
1.88%, 05/31/22[a]	2,570	2,563,318
2.00%, 09/30/20	21,797	22,220,735
2.00%, 11/30/20	181,984	185,164,879
2.00%, 02/28/21	14,682	14,902,478
2.00%, 05/31/21	101,479	102,768,809
2.00%, 08/31/21	7,265	7,343,099
2.00%, 10/31/21	47,392	47,833,693
2.00%, 07/31/22[a]	21,170	21,276,273
2.13%, 08/31/20	198,613	203,739,204
2.13%, 01/31/21	138,088	141,166,855
2.13%, 08/15/21[a]	172,252	175,430,051
2.13%, 09/30/21	33,490	34,061,677
2.25%, 04/30/21[a]	704,679	723,578,434
2.38%, 05/31/18	1,020	1,057,206
2.38%, 12/31/20	33,052	34,251,910
2.63%, 08/15/20	45,672	47,924,086
2.63%, 11/15/20	139,874	146,648,091
2.75%, 02/15/19[a]	35,400	37,214,958
2.88%, 03/31/18	5,128	5,376,403
3.13%, 05/15/19[a]	67,612	72,045,318
3.38%, 11/15/19	1,894	2,043,493
3.50%, 05/15/20	158,531	172,582,640
3.63%, 08/15/19	22,144	24,064,993

		5,727,301,779

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,722,543,633)		5,727,301,779

SHORT-TERM INVESTMENTS — 10.35%

MONEY MARKET FUNDS — 10.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	462,565	462,565,325
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	59,684	59,683,944

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 3-7 YEAR TREASURY BOND ETF

August 31, 2015

Security	Shares (000s)	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	77,458	$77,458,145

		599,707,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $599,707,414)		599,707,414

TOTAL INVESTMENTS IN SECURITIES — 109.24%
(Cost: $6,322,251,047)		6,327,009,193
Other Assets, Less Liabilities — (9.24)%		(535,189,791)

NET ASSETS — 100.00%		$5,791,819,402

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 7-10 YEAR TREASURY BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.57%
U.S. Treasury Note/Bond
1.50%, 01/31/22	$96	$93,789
1.63%, 08/15/22	14,723	14,418,087
1.63%, 11/15/22[a]	722,149	705,467,275
1.75%, 05/15/22[a]	770	761,674
1.75%, 05/15/23	941,031	920,996,763
1.88%, 11/30/21	15	15,021
2.00%, 05/31/21	14	14,279
2.00%, 11/15/21	3	2,724
2.00%, 02/15/23[a]	4,112	4,110,390
2.00%, 02/15/25	386,497	379,748,362
2.13%, 08/15/21	75	76,587
2.13%, 05/15/25[a]	83,168	82,535,922
2.25%, 04/30/21[a]	202	207,520
2.25%, 07/31/21	24	24,512
2.25%, 11/15/24[a]	768,694	772,699,228
2.38%, 08/15/24	1,664,644	1,692,943,305
2.50%, 08/15/23	24,482	25,278,747
2.50%, 05/15/24	1,823,364	1,875,932,050
2.75%, 11/15/23	60,245	63,345,602
2.75%, 02/15/24	1,240,774	1,303,122,480
3.13%, 05/15/21	13	14,291

		7,841,808,608

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $7,892,953,526)		7,841,808,608

SHORT-TERM INVESTMENTS — 1.07%

MONEY MARKET FUNDS — 1.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	13,280	13,279,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	1,713	1,713,465
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	69,243	69,242,694

		84,235,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,235,944)		84,235,944

Value
TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $7,977,189,470)	$7,926,044,552
Other Assets, Less Liabilities — (0.64)%	(50,728,797)

NET ASSETS — 100.00%	$7,875,315,755

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® 10-20 YEAR TREASURY BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 99.13%
U.S. Treasury Note/Bond
7.50%, 11/15/24	$1,024	$1,485,749
7.63%, 02/15/25[a]	10,407	15,312,530
6.88%, 08/15/25[a]	10,547	15,005,886
6.00%, 02/15/26	17,010	23,019,462
6.75%, 08/15/26[a]	8,840	12,707,876
6.50%, 11/15/26[a]	12,700	18,014,002
6.63%, 02/15/27[a]	11,134	16,009,737
6.38%, 08/15/27[a]	7,741	11,019,508
6.13%, 11/15/27	51,480	72,169,112
5.50%, 08/15/28[a]	17,909	24,086,709
5.25%, 11/15/28[a]	27,009	35,654,844
5.25%, 02/15/29	37,784	49,930,402
6.13%, 08/15/29	22,360	32,017,974
6.25%, 05/15/30[a]	33,646	49,204,000
5.38%, 02/15/31[a]	53,365	72,893,385
2.38%, 08/15/24	2,514	2,556,738
2.25%, 11/15/24	4,387	4,409,856

		455,497,770

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $462,292,927)		455,497,770

SHORT-TERM INVESTMENTS — 38.64%

MONEY MARKET FUNDS — 38.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	151,724	151,723,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	19,577	19,576,641
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	6,234	6,234,415

		177,534,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $177,534,870)		177,534,870

TOTAL INVESTMENTS IN SECURITIES — 137.77%
(Cost: $639,827,797)		633,032,640
Other Assets, Less Liabilities — (37.77)%		(173,560,048)

NET ASSETS — 100.00%		$459,472,592

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 20+ YEAR TREASURY BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 98.90%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	$176,973	$160,957,211
2.75%, 08/15/42[a]	336,488	324,202,916
2.75%, 11/15/42	215,670	207,472,473
2.88%, 05/15/43	124,864	123,041,742
2.88%, 08/15/45[a]	27,666	27,347,288
3.00%, 05/15/42[a]	73,016	73,981,494
3.00%, 11/15/44	264,196	266,573,788
3.00%, 05/15/45[a]	136,841	138,380,461
3.13%, 11/15/41[a]	156,865	163,387,442
3.13%, 02/15/42	186,505	193,890,908
3.13%, 02/15/43	569,483	589,073,020
3.13%, 08/15/44	315,954	326,769,406
3.38%, 05/15/44	372,026	403,376,747
3.50%, 02/15/39[a]	4,534	5,047,797
3.63%, 08/15/43[a]	310,430	352,726,428
3.63%, 02/15/44	296,044	336,116,525
3.75%, 08/15/41[a]	111,909	129,831,582
3.75%, 11/15/43	161,788	188,034,867
3.88%, 08/15/40[a]	157,784	185,853,998
4.25%, 05/15/39	61,287	76,221,538
4.25%, 11/15/40	225,637	281,423,347
4.38%, 02/15/38[a]	50,077	63,527,178
4.38%, 11/15/39[a]	66,306	83,996,592
4.38%, 05/15/40[a]	102,120	129,433,658
4.38%, 05/15/41[a]	10,140	12,926,041
4.50%, 02/15/36[a]	103,432	133,566,262
4.50%, 05/15/38[a]	33,203	42,854,575
4.63%, 02/15/40	174,691	229,180,225
4.75%, 02/15/41[a]	13,618	18,272,366
5.00%, 05/15/37[a]	70,248	96,974,402

		5,364,442,277

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $5,668,976,501)		5,364,442,277

SHORT-TERM INVESTMENTS — 24.31%

MONEY MARKET FUNDS — 24.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	1,100,042	1,100,042,225

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[b,c,d]	141,936	$141,936,402
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	76,657	76,657,427

		1,318,636,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,318,636,054)		1,318,636,054

TOTAL INVESTMENTS IN SECURITIES — 123.21%
(Cost: $6,987,612,555)		6,683,078,331
Other Assets, Less Liabilities — (23.21)%		(1,259,125,298)

NET ASSETS — 100.00%		$5,423,953,033

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$3,434,458,087	$11,896,645,475	$5,722,543,633
Affiliated (Note 2)	94,836,895	186,755,525	599,707,414

Total cost of investments	$3,529,294,982	$12,083,401,000	$6,322,251,047

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,434,021,744	$11,897,304,703	$5,727,301,779
Affiliated (Note 2)	94,836,895	186,755,525	599,707,414

Total fair value of investments	3,528,858,639	12,084,060,228	6,327,009,193
Cash	—	—	496,501
Receivables:
Investment securities sold	234,201,710	525,216,807	105,616,512
Due from custodian (Note 4)	1,056,201	897,878	410,486
Interest	10,037,508	33,262,710	20,356,011
Capital shares sold	6,762,151	5,546,862	2,477,666

Total Assets	3,780,916,209	12,648,984,485	6,456,366,369

LIABILITIES
Payables:
Investment securities purchased	328,846,608	704,892,840	141,594,622
Collateral for securities on loan (Note 1)	—	—	522,249,269
Capital shares redeemed	482,962	—	—
Investment advisory fees (Note 2)	302,933	1,408,483	703,076

Total Liabilities	329,632,503	706,301,323	664,546,967

NET ASSETS	$3,451,283,706	$11,942,683,162	$5,791,819,402

Net assets consist of:
Paid-in capital	$3,451,057,449	$11,933,625,303	$5,806,944,621
Undistributed net investment income	39,364	4,745,939	5,999,205
Undistributed net realized gain (accumulated net realized loss)	623,236	3,652,692	(25,882,570)
Net unrealized appreciation (depreciation)	(436,343)	659,228	4,758,146

NET ASSETS	$3,451,283,706	$11,942,683,162	$5,791,819,402

Shares outstanding[b]	31,300,000	140,900,000	46,900,000

Net asset value per share	$110.26	$84.76	$123.49

[a]	Securities on loan with values of $ —, $ — and $514,838,319, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2015

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,892,953,526	$462,292,927	$5,668,976,501
Affiliated (Note 2)	84,235,944	177,534,870	1,318,636,054

Total cost of investments	$7,977,189,470	$639,827,797	$6,987,612,555

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,841,808,608	$455,497,770	$5,364,442,277
Affiliated (Note 2)	84,235,944	177,534,870	1,318,636,054

Total fair value of investments	7,926,044,552	633,032,640	6,683,078,331
Receivables:
Investment securities sold	179,913,895	6,814,508	—
Due from custodian (Note 4)	—	630,507	—
Interest	31,840,750	2,822,422	25,888,294
Capital shares sold	2,977,224	399,637	363,192

Total Assets	8,140,776,421	643,699,714	6,709,329,817

LIABILITIES
Payables:
Investment securities purchased	249,567,422	12,875,905	40,214,972
Collateral for securities on loan (Note 1)	14,993,250	171,300,455	1,241,978,627
Capital shares redeemed	—	—	2,522,270
Investment advisory fees (Note 2)	899,994	50,762	660,915

Total Liabilities	265,460,666	184,227,122	1,285,376,784

NET ASSETS	$7,875,315,755	$459,472,592	$5,423,953,033

Net assets consist of:
Paid-in capital	$7,964,664,897	$466,872,767	$5,750,977,156
Undistributed net investment income	10,655,119	690,535	11,139,452
Accumulated net realized loss	(48,859,343)	(1,295,553)	(33,629,351)
Net unrealized depreciation	(51,144,918)	(6,795,157)	(304,534,224)

NET ASSETS	$7,875,315,755	$459,472,592	$5,423,953,033

Shares outstanding[b]	74,000,000	3,400,000	44,500,000

Net asset value per share	$106.42	$135.14	$121.89

a Securities on loan with values of $14,625,896, $168,883,225 and $1,226,517,155, respectively. See Note 1.

b No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares Short Treasury Bond ETF	iShares 1-3 Year Treasury Bond ETF	iShares 3-7 Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$1,799,862	$31,413,398	$36,030,603
Interest — affiliated (Note 2)	1,053	7,544	2,687
Securities lending income — affiliated — net (Note 2)	—	—	421,097

Total investment income	1,800,915	31,420,942	36,454,387

EXPENSES
Investment advisory fees (Note 2)	2,452,388	6,970,127	3,608,886

Total expenses	2,452,388	6,970,127	3,608,886
Less investment advisory fees waived (Note 2)	(686,992)	—	—

Net expenses	1,765,396	6,970,127	3,608,886

Net investment income	35,519	24,450,815	32,845,501

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(448)	751,668	1,076,561
In-kind redemptions — unaffiliated	653,739	5,326,190	7,015,855

Net realized gain	653,291	6,077,858	8,092,416

Net change in unrealized appreciation/depreciation	248,553	(5,716,788)	(1,425,647)

Net realized and unrealized gain	901,844	361,070	6,666,769

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$937,363	$24,811,885	$39,512,270

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares 7-10 Year Treasury Bond ETF	iShares 10-20 Year Treasury Bond ETF	iShares 20+ Year Treasury Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$66,866,728	$4,690,655	$73,330,313
Interest — affiliated (Note 2)	2,282	106	2,444
Securities lending income — affiliated — net (Note 2)	182,518	81,851	474,418

Total investment income	67,051,528	4,772,612	73,807,175

EXPENSES
Investment advisory fees (Note 2)	4,971,973	313,925	4,115,293

Total expenses	4,971,973	313,925	4,115,293

Net investment income	62,079,555	4,458,687	69,691,882

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,900,729)	(493,658)	(49,967,610)
In-kind redemptions — unaffiliated	35,611,672	2,497,310	123,119,147

Net realized gain	33,710,943	2,003,652	73,151,537

Net change in unrealized appreciation/depreciation	(127,384,407)	(10,617,634)	(473,435,936)

Net realized and unrealized loss	(93,673,464)	(8,613,982)	(400,284,399)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,593,909)	$(4,155,295)	$(330,592,517)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Short Treasury Bond ETF		iShares 1-3 Year Treasury Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$35,519	$26,208	$24,450,815	$32,973,821
Net realized gain	653,291	335,802	6,077,858	26,181,750
Net change in unrealized appreciation/depreciation	248,553	(435,170)	(5,716,788)	(15,762,633)

Net increase (decrease) in net assets resulting from operations	937,363	(73,160)	24,811,885	43,392,938

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(27,295)	(22,712,026)	(32,433,296)

Total distributions to shareholders	—	(27,295)	(22,712,026)	(32,433,296)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,643,110,853	8,380,669,728	5,767,404,546	6,966,921,857
Cost of shares redeemed	(3,628,650,968)	(5,568,197,543)	(1,644,535,901)	(10,913,042,315)

Net increase (decrease) in net assets from capital share transactions	(1,985,540,115)	2,812,472,185	4,122,868,645	(3,946,120,458)

INCREASE (DECREASE) IN NET ASSETS	(1,984,602,752)	2,812,371,730	4,124,968,504	(3,935,160,816)

NET ASSETS
Beginning of period	5,435,886,458	2,623,514,728	7,817,714,658	11,752,875,474

End of period	$3,451,283,706	$5,435,886,458	$11,942,683,162	$7,817,714,658

Undistributed net investment income included in net assets at end of period	$39,364	$3,845	$4,745,939	$3,007,150

SHARES ISSUED AND REDEEMED
Shares sold	14,900,000	76,000,000	68,000,000	82,300,000
Shares redeemed	(32,900,000)	(50,500,000)	(19,400,000)	(129,000,000)

Net increase (decrease) in shares outstanding	(18,000,000)	25,500,000	48,600,000	(46,700,000)

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 3-7 Year Treasury Bond ETF		iShares 7-10 Year Treasury Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$32,845,501	$47,847,116	$62,079,555	$136,102,425
Net realized gain	8,092,416	1,189,540	33,710,943	57,491,229
Net change in unrealized appreciation/depreciation	(1,425,647)	33,296,817	(127,384,407)	126,940,853

Net increase (decrease) in net assets resulting from operations	39,512,270	82,333,473	(31,593,909)	320,534,507

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,410,540)	(47,272,948)	(63,296,240)	(131,091,984)

Total distributions to shareholders	(32,410,540)	(47,272,948)	(63,296,240)	(131,091,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,724,219,613	4,541,210,920	3,034,181,198	14,857,653,470
Cost of shares redeemed	(897,615,825)	(5,931,506,630)	(2,433,905,917)	(11,949,064,560)

Net increase (decrease) in net assets from capital share transactions	826,603,788	(1,390,295,710)	600,275,281	2,908,588,910

INCREASE (DECREASE) IN NET ASSETS	833,705,518	(1,355,235,185)	505,385,132	3,098,031,433

NET ASSETS
Beginning of period	4,958,113,884	6,313,349,069	7,369,930,623	4,271,899,190

End of period	$5,791,819,402	$4,958,113,884	$7,875,315,755	$7,369,930,623

Undistributed net investment income included in net assets at end of period	$5,999,205	$5,564,244	$10,655,119	$11,871,804

SHARES ISSUED AND REDEEMED
Shares sold	14,000,000	37,000,000	28,400,000	142,100,000
Shares redeemed	(7,300,000)	(48,700,000)	(22,900,000)	(115,300,000)

Net increase (decrease) in shares outstanding	6,700,000	(11,700,000)	5,500,000	26,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 10-20 Year Treasury Bond ETF		iShares 20+ Year Treasury Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,458,687	$7,176,222	$69,691,882	$133,315,107
Net realized gain	2,003,652	2,928,408	73,151,537	387,412,233
Net change in unrealized appreciation/depreciation	(10,617,634)	23,839,277	(473,435,936)	436,005,627

Net increase (decrease) in net assets resulting from operations	(4,155,295)	33,943,907	(330,592,517)	956,732,967

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,459,276)	(6,892,456)	(72,694,545)	(126,524,526)

Total distributions to shareholders	(4,459,276)	(6,892,456)	(72,694,545)	(126,524,526)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	135,348,844	304,858,706	5,281,626,145	14,587,599,530
Cost of shares redeemed	(120,877,165)	(118,165,050)	(7,048,658,419)	(10,970,520,394)

Net increase (decrease) in net assets from capital share transactions	14,471,679	186,693,656	(1,767,032,274)	3,617,079,136

INCREASE (DECREASE) IN NET ASSETS	5,857,108	213,745,107	(2,170,319,336)	4,447,287,577

NET ASSETS
Beginning of period	453,615,484	239,870,377	7,594,272,369	3,146,984,792

End of period	$459,472,592	$453,615,484	$5,423,953,033	$7,594,272,369

Undistributed net investment income included in net assets at end of period	$690,535	$691,124	$11,139,452	$14,142,115

SHARES ISSUED AND REDEEMED
Shares sold	1,000,000	2,300,000	43,200,000	123,100,000
Shares redeemed	(900,000)	(900,000)	(57,400,000)	(93,400,000)

Net increase (decrease) in shares outstanding	100,000	1,400,000	(14,200,000)	29,700,000

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$110.26	$110.23	$110.21	$110.18	$110.21	$110.18

Income from investment operations:
Net investment income[a]	0.00 [b]	0.00 [b]	0.00 [b]	0.01	0.06	0.10
Net realized and unrealized gain (loss)[c]	0.00 [b]	0.03	0.02	0.03	(0.02)	0.02

Total from investment operations	0.00 [b]	0.03	0.02	0.04	0.04	0.12

Less distributions from:
Net investment income	—	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)	(0.09)

Total distributions	—	(0.00)[b]	(0.00)[b]	(0.01)	(0.07)	(0.09)

Net asset value, end of period	$110.26	$110.26	$110.23	$110.21	$110.18	$110.21

Total return	0.01%[d]	0.03%	0.02%	0.04%	0.04%	0.16%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,451,284	$5,435,886	$2,623,515	$3,008,844	$2,435,051	$4,143,980
Ratio of expenses to average net assets[e]	0.11%	0.08%	0.12%	0.14%	0.14%	0.15%
Ratio of expenses to average net assets prior to waived fees[e]	0.15%	0.15%	0.15%	0.15%	0.15%	n/a
Ratio of net investment income to average net assets[e]	0.00%[f]	0.00%[f]	0.00%[f]	0.01%	0.05%	0.09%
Portfolio turnover rate[g]	0%[h]	1%	97%	95%	186%	0%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Rounds to less than 0.01%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$84.70	$84.55	$84.46	$84.40	$83.93	$83.65

Income from investment operations:
Net investment income[a]	0.22	0.33	0.23	0.29	0.61	0.84
Net realized and unrealized gain[b]	0.06	0.14	0.08	0.07	0.51	0.29

Total from investment operations	0.28	0.47	0.31	0.36	1.12	1.13

Less distributions from:
Net investment income	(0.22)	(0.32)	(0.22)	(0.30)	(0.65)	(0.85)

Total distributions	(0.22)	(0.32)	(0.22)	(0.30)	(0.65)	(0.85)

Net asset value, end of period	$84.76	$84.70	$84.55	$84.46	$84.40	$83.93

Total return	0.33%[c]	0.55%	0.37%	0.43%	1.34%	1.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,942,683	$7,817,715	$11,752,875	$7,457,820	$10,651,727	$7,948,184
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	0.53%	0.39%	0.27%	0.34%	0.72%	1.00%
Portfolio turnover rate[e]	39%	122%	136%	104%	72%	85%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 3-7 Year Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$123.34	$121.64	$123.38	$121.93	$114.65	$112.36

Income from investment operations:
Net investment income[a]	0.85	1.61	1.07	0.95	1.89	2.41
Net realized and unrealized gain (loss)[b]	0.13	1.63	(1.84)	1.51	7.37	2.29

Total from investment operations	0.98	3.24	(0.77)	2.46	9.26	4.70

Less distributions from:
Net investment income	(0.83)	(1.54)	(0.97)	(1.01)	(1.98)	(2.41)

Total distributions	(0.83)	(1.54)	(0.97)	(1.01)	(1.98)	(2.41)

Net asset value, end of period	$123.49	$123.34	$121.64	$123.38	$121.93	$114.65

Total return	0.81%[c]	2.68%	(0.62)%	2.02%	8.14%	4.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,791,819	$4,958,114	$6,313,349	$2,134,459	$2,255,765	$1,272,575
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.37%	1.32%	0.88%	0.77%	1.57%	2.09%
Portfolio turnover rate[e]	20%	58%	57%	51%	38%	89%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 7-10 Year Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$107.59	$102.44	$107.09	$105.16	$93.41	$90.88

Income from investment operations:
Net investment income[a]	1.00	2.21	1.84	1.82	2.57	2.90
Net realized and unrealized gain (loss)[b]	(1.17)	5.12	(4.69)	1.98	11.83	2.60

Total from investment operations	(0.17)	7.33	(2.85)	3.80	14.40	5.50

Less distributions from:
Net investment income	(1.00)	(2.18)	(1.80)	(1.87)	(2.65)	(2.97)

Total distributions	(1.00)	(2.18)	(1.80)	(1.87)	(2.65)	(2.97)

Net asset value, end of period	$106.42	$107.59	$102.44	$107.09	$105.16	$93.41

Total return	(0.14)%[c]	7.24%	(2.66)%	3.63%	15.62%	6.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,875,316	$7,369,931	$4,271,899	$4,358,596	$4,637,412	$2,774,324
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.87%	2.11%	1.78%	1.70%	2.55%	3.06%
Portfolio turnover rate[e]	28%	142%	116%	47%	65%	108%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 10-20 Year Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$137.46	$126.25	$133.49	$131.57	$112.29	$109.52

Income from investment operations:
Net investment income[a]	1.45	2.94	2.77	2.89	3.61	4.08
Net realized and unrealized gain (loss)[b]	(2.34)	11.14	(7.08)	1.96	19.32	2.74

Total from investment operations	(0.89)	14.08	(4.31)	4.85	22.93	6.82

Less distributions from:
Net investment income	(1.43)	(2.87)	(2.93)	(2.93)	(3.65)	(4.05)

Total distributions	(1.43)	(2.87)	(2.93)	(2.93)	(3.65)	(4.05)

Net asset value, end of period	$135.14	$137.46	$126.25	$133.49	$131.57	$112.29

Total return	(0.64)%[c]	11.28%	(3.22)%	3.69%	20.73%	6.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$459,473	$453,615	$239,870	$427,173	$513,126	$190,894
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.13%	2.23%	2.16%	2.14%	2.87%	3.54%
Portfolio turnover rate[e]	9%	9%	19%	12%	18%	56%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$129.37	$108.52	$118.41	$117.76	$92.45	$92.04

Income from investment operations:
Net investment income[a]	1.58	3.38	3.29	3.22	3.71	3.80
Net realized and unrealized gain (loss)[b]	(7.49)	20.84	(9.85)	0.65	25.57	0.53

Total from investment operations	(5.91)	24.22	(6.56)	3.87	29.28	4.33

Less distributions from:
Net investment income	(1.57)	(3.37)	(3.33)	(3.22)	(3.97)	(3.92)

Total distributions	(1.57)	(3.37)	(3.33)	(3.22)	(3.97)	(3.92)

Net asset value, end of period	$121.89	$129.37	$108.52	$118.41	$117.76	$92.45

Total return	(4.57)%[c]	22.69%	(5.52)%	3.24%	32.32%	4.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,423,953	$7,594,272	$3,146,985	$3,197,007	$3,038,265	$2,680,999
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	2.54%	2.83%	3.00%	2.64%	3.50%	3.93%
Portfolio turnover rate[e]	12%	32%	33%	19%	26%	48%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Short Treasury Bond	Diversified
1-3 Year Treasury Bond	Diversified
3-7 Year Treasury Bond	Diversified
7-10 Year Treasury Bond	Diversified
10-20 Year Treasury Bond	Diversified
20+ Year Treasury Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Short Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$3,434,021,744	$—	$3,434,021,744
Money Market Funds	94,836,895	—	—	94,836,895

Total	$94,836,895	$3,434,021,744	$—	$3,528,858,639

1-3 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$11,897,304,703	$—	$11,897,304,703
Money Market Funds	186,755,525	—	—	186,755,525

Total	$186,755,525	$11,897,304,703	$—	$12,084,060,228

3-7 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$5,727,301,779	$—	$5,727,301,779
Money Market Funds	599,707,414	—	—	599,707,414

Total	$599,707,414	$5,727,301,779	$—	$6,327,009,193

7-10 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$7,841,808,608	$—	$7,841,808,608
Money Market Funds	84,235,944	—	—	84,235,944

Total	$84,235,944	$7,841,808,608	$—	$7,926,044,552

10-20 Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$455,497,770	$—	$455,497,770
Money Market Funds	177,534,870	—	—	177,534,870

Total	$177,534,870	$455,497,770	$—	$633,032,640

20+ Year Treasury Bond
Investments:
Assets:
U.S. Government Obligations	$—	$5,364,442,277	$—	$5,364,442,277
Money Market Funds	1,318,636,054	—	—	1,318,636,054

Total	$1,318,636,054	$5,364,442,277	$—	$6,683,078,331

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
3-7 Year Treasury Bond	$514,838,319	$514,838,319	$—
7-10 Year Treasury Bond	14,625,896	14,625,896	—
10-20 Year Treasury Bond	168,883,225	168,883,225	—
20+ Year Treasury Bond	1,226,517,155	1,226,517,155	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of each Fund.

For the six months ended August 31, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the iShares Short Treasury Bond ETF in the amount of $686,992.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
3-7 Year Treasury Bond	$180,470
7-10 Year Treasury Bond	78,222
10-20 Year Treasury Bond	35,079
20+ Year Treasury Bond	203,322

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales
Short Treasury Bond	$522,727,539	$107,999
1-3 Year Treasury Bond	3,773,305,825	3,593,977,059
3-7 Year Treasury Bond	982,501,975	985,499,601
7-10 Year Treasury Bond	1,901,014,913	1,884,009,563
10-20 Year Treasury Bond	42,416,365	37,723,869
20+ Year Treasury Bond	685,539,890	679,050,007

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Short Treasury Bond	$1,587,843,229	$3,576,847,326
1-3 Year Treasury Bond	5,671,438,237	1,620,708,665
3-7 Year Treasury Bond	1,698,504,499	882,500,049
7-10 Year Treasury Bond	2,999,904,579	2,413,870,817
10-20 Year Treasury Bond	132,969,865	119,560,609
20+ Year Treasury Bond	5,194,026,253	6,950,460,110

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Short Treasury Bond	$23,523	$—	$—	$—	$—	$23,523
1-3 Year Treasury Bond	104,186	—	—	—	—	104,186
3-7 Year Treasury Bond	28,009,224	—	—	—	1,230	28,010,454
7-10 Year Treasury Bond	81,283,215	—	—	—	—	81,283,215
10-20 Year Treasury Bond	2,819,936	—	—	58,200	55,582	2,933,718
20+ Year Treasury Bond	77,419,764	3,444,435	1,159,235	9,146,794	—	91,170,228

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Treasury Bond	$3,529,301,514	$42,010	$(484,885)	$(442,875)
1-3 Year Treasury Bond	12,084,505,274	4,631,429	(5,076,475)	(445,046)
3-7 Year Treasury Bond	6,324,069,424	11,017,845	(8,078,076)	2,939,769
7-10 Year Treasury Bond	7,978,476,541	915,791	(53,347,780)	(52,431,989)
10-20 Year Treasury Bond	640,193,284	141,992	(7,302,636)	(7,160,644)
20+ Year Treasury Bond	7,003,223,215	1,331,193	(321,476,077)	(320,144,884)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	41

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Short Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	43

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares 1-3 Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only five funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF and iShares 20+ Year Treasury Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
1-3 Year Treasury Bond	$0.211994	$—	$0.003498	$0.215492	98%	—%	2%	100%
3-7 Year Treasury Bond	0.823660	—	0.010774	0.834434	99	—	1	100
7-10 Year Treasury Bond	0.992560	—	0.011329	1.003889	99	—	1	100
10-20 Year Treasury Bond	1.431193	—	0.000753	1.431946	100	—	0[a]	100
20+ Year Treasury Bond	1.573215	—	—	1.573215	100	—	—	100

[a]	Rounds to less than 1%.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	53

Notes:

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-21-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 1-3 Year Credit Bond ETF | CSJ | NYSE Arca
➢	iShares Core U.S. Credit Bond ETF | CRED | NYSE Arca
➢	iShares Intermediate Credit Bond ETF | CIU | NYSE Arca

Fund Performance Overview

iSHARES® 1-3 YEAR CREDIT BOND ETF

Performance as of August 31, 2015

The iShares 1-3 Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and three years, as represented by the Barclays U.S. 1-3 Year Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.16%, net of fees, while the total return for the Index was 0.26%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.49%	0.66%	0.74%	0.49%	0.66%	0.74%
5 Years	1.50%	1.42%	1.88%	7.75%	7.30%	9.75%
Since Inception	3.05%	3.05%	3.48%	29.65%	29.67%	34.46%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.60	$1.01	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	82.20%
Foreign Government Obligations	17.61
U.S. Government Obligations	0.19

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	16.68%
Aa	14.05
A	38.38
Baa	28.11
Ba	0.73
Not Rated	2.05

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. CREDIT BOND ETF

Performance as of August 31, 2015

The iShares Core U.S. Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds, as represented by the Barclays U.S. Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -2.60%, net of fees, while the total return for the Index was -2.52%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.63)%	(1.04)%	(0.43)%	(0.63)%	(1.04)%	(0.43)%
5 Years	3.88%	3.64%	4.12%	20.95%	19.60%	22.40%
Since Inception	5.18%	5.12%	5.44%	54.83%	54.01%	58.15%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$974.00	$0.74	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	84.37%
Foreign Government Obligations	12.47
Municipal Debt Obligations	3.16

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	9.14%
Aa	12.24
A	35.43
Baa	39.65
Ba	1.63
Not Rated	1.91

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® INTERMEDIATE CREDIT BOND ETF

Performance as of August 31, 2015

The iShares Intermediate Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -0.63%, net of fees, while the total return for the Index was -0.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.55%	0.42%	0.81%	0.55%	0.42%	0.81%
5 Years	3.30%	3.16%	3.54%	17.60%	16.85%	18.99%
Since Inception	4.76%	4.74%	5.01%	49.57%	49.28%	52.65%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.70	$1.00	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	85.38%
Foreign Government Obligations	14.33
Municipal Debt Obligations	0.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	12.23%
Aa	10.92
A	34.56
Baa	38.95
Ba	2.10
Not Rated	1.24

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 80.78%

ADVERTISING — 0.01%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$1,500	$1,508,316

		1,508,316
AEROSPACE & DEFENSE — 0.85%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)[a]	5,000	5,178,583
Boeing Co. (The)
0.95%, 05/15/18	12,000	11,802,881
3.75%, 11/20/16	2,330	2,407,695
General Dynamics Corp.
1.00%, 11/15/17[a]	14,200	14,058,298
L-3 Communications Corp.
1.50%, 05/28/17[a]	10,050	9,897,982
Northrop Grumman Corp.
1.75%, 06/01/18	4,250	4,210,140
United Technologies Corp.
1.78%, 05/04/18[b]	15,000	14,924,461
1.80%, 06/01/17	20,192	20,379,569
5.38%, 12/15/17	9,283	10,086,718

		92,946,327
AGRICULTURE — 0.96%
Archer-Daniels-Midland Co.
5.45%, 03/15/18	11,573	12,615,930
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	750	763,583
Bunge N.A. Finance LP
5.90%, 04/01/17[a]	2,680	2,833,790
Philip Morris International Inc.
1.13%, 08/21/17[a]	6,366	6,339,290
1.25%, 08/11/17[a]	2,760	2,760,459
1.25%, 11/09/17	9,385	9,346,417
1.63%, 03/20/17	65	65,432
5.65%, 05/16/18	32,606	35,861,172
Reynolds American Inc.
2.30%, 08/21/17[c]	8,486	8,528,211
2.30%, 06/12/18	13,665	13,755,809
6.75%, 06/15/17	7,100	7,684,060
7.75%, 06/01/18	4,000	4,554,242

		105,108,395

Security	Principal (000s)	Value
AIRLINES — 0.06%
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	$5,983	$6,431,282

		6,431,282
APPAREL — 0.03%
VF Corp.
5.95%, 11/01/17	3,239	3,533,339

		3,533,339
AUTO MANUFACTURERS — 1.86%
American Honda Finance Corp.
1.13%, 10/07/16[a]	11,861	11,884,772
1.20%, 07/14/17	7,524	7,490,610
1.50%, 03/13/18	7,700	7,661,510
1.55%, 12/11/17[a]	13,000	13,002,449
1.60%, 07/13/18	7,510	7,498,988
2.13%, 10/10/18	1,165	1,172,783
Ford Motor Credit Co. LLC
1.46%, 03/27/17	5,000	4,955,313
2.24%, 06/15/18[a]	10,200	10,114,584
General Motors Financial Co. Inc.
2.40%, 04/10/18[a]	8,684	8,564,300
3.25%, 05/15/18[a]	15,000	15,075,982
4.75%, 08/15/17	15,000	15,555,212
PACCAR Financial Corp.
1.10%, 06/06/17	14,090	14,030,882
1.40%, 11/17/17	3,740	3,732,582
1.40%, 05/18/18	3,000	2,976,021
1.45%, 03/09/18	4,770	4,752,099
1.75%, 08/14/18	1,685	1,684,881
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	15,000	14,957,938
1.25%, 10/05/17	27,671	27,562,121
1.45%, 01/12/18	6,605	6,584,757
1.55%, 07/13/18	6,990	6,946,697
1.75%, 05/22/17	2,100	2,116,368
2.05%, 01/12/17	15,303	15,484,340

		203,805,189
AUTO PARTS & EQUIPMENT — 0.11%
Johnson Controls Inc.
1.40%, 11/02/17	8,078	7,993,984
2.60%, 12/01/16	4,000	4,062,164

		12,056,148

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
BANKS — 31.00%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	$10,000	$9,982,429
1.65%, 09/29/17	8,500	8,492,836
2.00%, 08/24/18[a]	7,675	7,659,013
3.05%, 08/23/18	8,000	8,229,377
American Express Bank FSB
6.00%, 09/13/17	11,737	12,694,417
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	10,545	10,514,481
Australia & New Zealand Banking Group Ltd./ New York NY
1.25%, 01/10/17	10,850	10,843,952
1.25%, 06/13/17[a]	1,000	993,146
1.45%, 05/15/18	5,000	4,953,641
1.50%, 01/16/18[a]	10,000	9,964,600
1.88%, 10/06/17[a]	12,500	12,534,210
Bank of America Corp.
1.35%, 11/21/16	13,940	13,916,158
1.70%, 08/25/17[a]	25,635	25,614,454
2.00%, 01/11/18	21,745	21,743,605
3.88%, 03/22/17[a]	12,404	12,828,485
5.42%, 03/15/17	7,080	7,440,528
5.63%, 10/14/16	12,035	12,591,927
5.65%, 05/01/18	26,090	28,406,300
5.70%, 05/02/17	5,600	5,929,681
5.75%, 12/01/17	27,115	29,314,560
6.00%, 09/01/17	17,315	18,669,361
6.40%, 08/28/17[a]	15,006	16,291,561
6.88%, 04/25/18	38,258	42,833,759
Bank of America N.A.
1.13%, 11/14/16[a]	16,000	15,977,800
1.25%, 02/14/17[a]	16,500	16,466,571
1.65%, 03/26/18	11,625	11,566,183
5.30%, 03/15/17	24,500	25,741,471
6.10%, 06/15/17	5,000	5,359,100
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	10,000	9,955,667
1.40%, 09/11/17[a]	9,700	9,653,506
1.40%, 04/10/18	9,755	9,655,377

Security	Principal (000s)	Value
1.45%, 04/09/18 (Call 03/09/18)	$12,250	$12,125,120
1.80%, 07/31/18	10,200	10,156,124
2.50%, 01/11/17	17,087	17,364,648
Bank of New York Mellon Corp. (The)
1.60%, 05/22/18	10,000	9,919,995
1.97%, 06/20/17[b]	7,129	7,163,944
2.10%, 08/01/18 (Call 07/02/18)	10,000	10,068,108
Bank of Nova Scotia (The)
1.10%, 12/13/16	10,100	10,088,260
1.25%, 04/11/17	5,100	5,080,467
1.30%, 07/21/17[a]	5,839	5,807,455
1.38%, 12/18/17 (Call 11/18/17)	6,250	6,205,608
1.45%, 04/25/18	5,000	4,960,987
1.70%, 06/11/18 (Call 05/11/18)[a]	10,000	9,945,401
2.55%, 01/12/17	20,900	21,254,373
Barclays Bank PLC
5.00%, 09/22/16[a]	20,337	21,127,122
Barclays PLC
2.00%, 03/16/18	10,000	9,945,303
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	400	397,307
1.60%, 08/15/17 (Call 07/14/17)	6,448	6,443,138
2.15%, 03/22/17 (Call 02/22/17)	2,835	2,862,151
BNP Paribas SA
1.25%, 12/12/16[a]	15,220	15,192,732
1.38%, 03/17/17	10,150	10,093,572
2.38%, 09/14/17	14,614	14,798,442
2.70%, 08/20/18	1,500	1,525,669
BPCE SA
1.63%, 02/10/17[a]	11,000	11,005,238
1.63%, 01/26/18[a]	10,000	9,888,653
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	10,000	9,938,705
1.05%, 12/01/16 (Call 11/01/16)	9,750	9,726,905

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.35%, 10/01/17 (Call 09/01/17)	$20,000	$19,881,108
1.45%, 10/03/16 (Call 09/03/16)[a]	6,290	6,315,652
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	7,425	7,389,876
Capital One Financial Corp.
6.75%, 09/15/17	4,967	5,434,836
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	8,450	8,365,266
1.65%, 02/05/18 (Call 01/05/18)	7,755	7,650,614
2.35%, 08/17/18 (Call 07/17/18)	9,415	9,427,728
Citigroup Inc.
1.30%, 11/15/16	12,590	12,568,755
1.35%, 03/10/17[a]	5,100	5,081,530
1.55%, 08/14/17	15,000	14,916,542
1.70%, 04/27/18[a]	17,000	16,802,375
1.75%, 05/01/18	12,500	12,370,203
1.80%, 02/05/18	9,565	9,519,302
1.85%, 11/24/17[a]	5,400	5,395,101
2.15%, 07/30/18	15,000	14,994,668
4.45%, 01/10/17	11,658	12,103,881
5.50%, 02/15/17	17,520	18,384,521
6.00%, 08/15/17[a]	17,421	18,771,191
6.13%, 11/21/17[a]	37,783	41,117,161
6.13%, 05/15/18	29,443	32,475,547
Citizens Bank N.A./Providence RI
1.60%, 12/04/17 (Call 11/04/17)[a]	7,000	6,955,073
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17[a]	20,000	19,949,663
1.40%, 09/08/17	7,500	7,508,747
1.63%, 03/12/18	5,000	4,990,450
1.90%, 09/18/17	15,675	15,819,512
2.50%, 09/20/18	5,000	5,073,299
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	7,550	7,505,500

Security	Principal (000s)	Value
6.40%, 10/01/17	$50	$53,416
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	21,774	22,348,415
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	18,900	18,851,930
Credit Suisse/New York NY
1.38%, 05/26/17[a]	36,105	35,879,572
1.70%, 04/27/18	23,135	22,972,556
1.75%, 01/29/18[a]	12,500	12,464,031
6.00%, 02/15/18	12,258	13,303,314
Deutsche Bank AG/London
1.35%, 05/30/17[a]	11,600	11,502,375
1.40%, 02/13/17[a]	17,005	16,946,416
1.88%, 02/13/18[a]	5,970	5,944,800
6.00%, 09/01/17[a]	31,399	33,887,161
Discover Bank/Greenwood DE
2.00%, 02/21/18	10,500	10,406,625
2.60%, 11/13/18 (Call 10/12/18)	6,645	6,663,946
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)[a]	14,320	14,278,493
1.35%, 06/01/17 (Call 05/01/17)	5,000	4,970,667
1.45%, 02/28/18 (Call 01/28/18)	10,000	9,866,392
2.15%, 08/20/18 (Call 07/20/18)	5,860	5,857,908
FMS Wertmanagement AoeR
1.25%, 07/30/18	14,700	14,700,047
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[a]	31,887	32,200,104
2.90%, 07/19/18	12,500	12,795,008
5.63%, 01/15/17	19,265	20,261,276
5.75%, 10/01/16[a]	8,694	9,104,756
5.95%, 01/18/18	49,556	54,056,169
6.15%, 04/01/18	20,625	22,712,990
6.25%, 09/01/17[a]	29,945	32,494,906
HSBC USA Inc.
1.30%, 06/23/17[a]	19,200	19,100,449
1.50%, 11/13/17[a]	8,130	8,096,503

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.63%, 01/16/18	$26,295	$26,156,532
1.70%, 03/05/18[a]	8,845	8,801,305
2.00%, 08/07/18	8,375	8,374,391
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)	200	200,804
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	8,530	8,507,234
1.38%, 04/24/17 (Call 03/24/17)	6,975	6,911,229
1.70%, 02/26/18 (Call 01/26/18)	5,250	5,199,086
2.00%, 06/30/18	7,500	7,458,481
Industrial & Commercial Bank of China Ltd./ New York
2.35%, 11/13/17	10,000	10,064,019
Intesa Sanpaolo SpA
2.38%, 01/13/17[a]	19,650	19,671,766
3.88%, 01/16/18	19,090	19,645,581
JPMorgan Chase & Co.
1.35%, 02/15/17	41,421	41,366,683
1.63%, 05/15/18[a]	22,371	22,149,533
1.80%, 01/25/18[a]	14,654	14,618,872
2.00%, 08/15/17[a]	27,762	27,899,440
6.00%, 01/15/18[a]	38,832	42,409,890
6.13%, 06/27/17	3,327	3,574,916
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	20,200	20,076,207
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	24,780	26,823,333
KeyBank N.A./Cleveland OH
1.10%, 11/25/16 (Call 10/25/16)	6,375	6,363,988
1.65%, 02/01/18	14,500	14,430,889
1.70%, 06/01/18	4,510	4,479,624
KfW
0.63%, 12/15/16	68,550	68,553,510
0.75%, 03/17/17	41,100	41,098,405
0.88%, 09/05/17[a]	10,455	10,446,187
1.00%, 01/26/18	48,500	48,437,163
1.13%, 08/06/18	28,500	28,406,152

Security	Principal (000s)	Value
1.25%, 10/05/16	$51,400	$51,778,746
1.25%, 02/15/17	53,300	53,744,224
4.50%, 07/16/18[a]	30,000	32,770,647
4.88%, 01/17/17[a]	30,100	31,842,230
Korea Development Bank (The)
1.50%, 01/22/18	2,000	1,981,312
2.88%, 08/22/18	5,850	5,996,899
3.00%, 03/17/19	8,695	8,948,230
3.88%, 05/04/17	15,672	16,247,781
4.00%, 09/09/16	6,014	6,189,550
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	20,000	19,970,972
1.00%, 04/04/18	1,400	1,395,734
2.38%, 09/13/17	100	102,850
5.00%, 11/08/16[a]	11,250	11,832,066
5.13%, 02/01/17	18,520	19,674,611
Lloyds Bank PLC
1.75%, 03/16/18	17,500	17,434,095
1.75%, 05/14/18	9,345	9,270,978
2.00%, 08/17/18	15,000	14,968,926
4.20%, 03/28/17	485	504,212
Manufacturers & Traders Trust Co.
1.25%, 01/30/17 (Call 12/30/16)[a]	13,125	13,080,823
1.40%, 07/25/17 (Call 06/25/17)	16,250	16,146,733
Morgan Stanley
1.88%, 01/05/18[a]	9,300	9,283,500
2.13%, 04/25/18	20,100	20,163,090
2.20%, 12/07/18	1,235	1,236,829
4.75%, 03/22/17	30,465	31,915,988
5.45%, 01/09/17[a]	16,088	16,916,902
5.75%, 10/18/16	17,685	18,556,609
5.95%, 12/28/17	14,185	15,454,206
6.25%, 08/28/17[a]	10,736	11,646,437
6.63%, 04/01/18	30,200	33,616,136
Series F
5.55%, 04/27/17	10,200	10,831,025
MUFG Union Bank N.A.
1.50%, 09/26/16 (Call 08/26/16)[a]	11,925	11,960,995
2.13%, 06/16/17	2,000	2,013,459

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
National Australia Bank Ltd./New York
1.88%, 07/23/18[a]	$5,000	$4,989,128
2.30%, 07/25/18	7,000	7,058,352
2.75%, 03/09/17	10,750	10,977,417
National City Bank/Cleveland OH
5.25%, 12/15/16	3,500	3,662,642
Oesterreichische Kontrollbank AG
0.75%, 12/15/16	14,620	14,644,119
PNC Bank N.A.
1.13%, 01/27/17 (Call 12/28/16)[d]	16,040	15,991,822
1.15%, 11/01/16 (Call 10/02/16)[d]	16,000	15,986,776
1.30%, 10/03/16 (Call 09/03/16)[d]	15,500	15,524,532
1.60%, 06/01/18 (Call 05/02/18)[d]	15,000	14,878,900
1.85%, 07/20/18 (Call 06/20/18)[d]	10,000	9,985,290
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	7,500	7,466,755
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	11,799	11,675,187
Royal Bank of Canada
1.20%, 01/23/17[a]	7,000	7,010,490
1.25%, 06/16/17[a]	6,250	6,217,920
1.40%, 10/13/17	12,576	12,513,079
1.45%, 09/09/16[a]	17,020	17,107,875
1.50%, 01/16/18[a]	6,695	6,663,556
1.80%, 07/30/18[a]	20,200	20,141,537
2.20%, 07/27/18[a]	8,000	8,078,257
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	5,700	5,667,721
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	12,000	11,957,953
Societe Generale SA
2.75%, 10/12/17	15,250	15,535,873

Security	Principal (000s)	Value
State Street Corp.
2.55%, 08/18/20	$3,375	$3,393,474
4.96%, 03/15/18	500	532,534
Sumitomo Mitsui Banking Corp.
1.30%, 01/10/17	11,957	11,939,114
1.35%, 07/11/17[a]	7,500	7,445,090
1.50%, 01/18/18[a]	7,800	7,730,837
1.75%, 01/16/18	11,000	10,953,567
1.80%, 07/18/17[a]	10,000	10,003,384
1.95%, 07/23/18	10,000	9,985,265
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	15,000	14,926,680
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	5,500	5,634,816
Svenska Handelsbanken AB
1.63%, 03/21/18[a]	14,050	14,022,883
2.88%, 04/04/17	14,500	14,837,412
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	11,100	11,060,461
1.40%, 04/30/18[a]	19,785	19,578,715
1.50%, 09/09/16[a]	10,500	10,564,893
1.63%, 03/13/18	10,000	9,980,877
1.75%, 07/23/18	8,365	8,329,215
2.38%, 10/19/16	20,658	20,991,007
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	7,000	7,045,794
Series F
2.20%, 11/15/16 (Call 10/14/16)	11,219	11,369,570
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	29,000	29,022,462
1.35%, 01/26/18 (Call 12/26/17)	5,190	5,159,226
1.38%, 09/11/17 (Call 08/11/17)[a]	15,000	15,009,721
UBS AG/Stamford CT
1.38%, 06/01/17[a]	8,235	8,183,179
1.38%, 08/14/17[a]	17,605	17,481,694
1.80%, 03/26/18	6,075	6,051,882

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.75%, 04/25/18[a]	$15,000	$16,435,222
5.88%, 12/20/17	26,383	28,758,356
Wachovia Corp.
5.63%, 10/15/16[a]	15,869	16,650,779
5.75%, 06/15/17	14,595	15,674,360
5.75%, 02/01/18	33,093	36,168,214
Wells Fargo & Co.
1.15%, 06/02/17	8,197	8,162,837
1.40%, 09/08/17	10,150	10,121,596
1.50%, 01/16/18[a]	12,150	12,092,936
2.10%, 05/08/17	23,000	23,232,078
2.63%, 12/15/16[a]	16,677	17,003,345
5.63%, 12/11/17[a]	23,234	25,267,135
Wells Fargo Bank N.A.
6.00%, 11/15/17	10,772	11,747,808
Westpac Banking Corp.
1.05%, 11/25/16	10,200	10,207,298
1.20%, 05/19/17	8,600	8,557,659
1.50%, 12/01/17	22,000	21,907,330
1.55%, 05/25/18	10,000	9,893,318
1.60%, 01/12/18[a]	7,100	7,058,694
2.00%, 08/14/17[a]	10,400	10,521,523

		3,392,423,345
BEVERAGES — 1.82%
Anheuser-Busch Companies LLC
5.05%, 10/15/16	4,800	5,019,595
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	26,050	26,098,466
1.25%, 01/17/18	14,395	14,293,715
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	10,500	10,516,176
Beam Suntory Inc.
1.88%, 05/15/17	6,000	6,021,426
Brown-Forman Corp.
1.00%, 01/15/18	3,000	2,954,643
Coca-Cola Co. (The)
0.75%, 11/01/16[a]	19,350	19,318,317
1.15%, 04/01/18[a]	16,500	16,394,672
1.65%, 03/14/18[a]	4,794	4,823,468
1.65%, 11/01/18	5,000	5,007,290
1.80%, 09/01/16	7,702	7,779,237

Security	Principal (000s)	Value
Diageo Capital PLC
1.13%, 04/29/18	$200	$196,239
1.50%, 05/11/17	5,794	5,797,709
5.75%, 10/23/17	16,297	17,683,889
Dr. Pepper Snapple Group Inc.
6.82%, 05/01/18	5,100	5,710,693
Molson Coors Brewing Co.
2.00%, 05/01/17	5,185	5,215,414
PepsiCo Inc.
0.95%, 02/22/17	8,000	7,983,508
1.25%, 08/13/17[a]	19,564	19,567,263
1.25%, 04/30/18[a]	6,730	6,680,548
5.00%, 06/01/18	11,100	12,100,969

		199,163,237
BIOTECHNOLOGY — 0.67%
Amgen Inc.
1.25%, 05/22/17[a]	24,390	24,236,439
2.13%, 05/15/17[a]	9,491	9,571,012
2.50%, 11/15/16	9,424	9,565,423
Biogen Inc.
6.88%, 03/01/18	5,250	5,905,029
Celgene Corp.
1.90%, 08/15/17	7,105	7,117,041
2.13%, 08/15/18	10,000	10,006,393
Gilead Sciences Inc.
3.05%, 12/01/16	7,000	7,156,482

		73,557,819
CHEMICALS — 0.99%
Air Products & Chemicals Inc.
1.20%, 10/15/17	5,000	4,954,149
Airgas Inc.
1.65%, 02/15/18 (Call 01/15/18)	6,000	5,921,180
CF Industries Inc.
6.88%, 05/01/18	10,200	11,357,138
Dow Chemical Co. (The)
5.70%, 05/15/18	200	218,268
Eastman Chemical Co.
2.40%, 06/01/17	13,450	13,578,657
Ecolab Inc.
1.45%, 12/08/17	5,924	5,849,253
1.55%, 01/12/18	7,300	7,212,416
3.00%, 12/08/16	13,544	13,808,444

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
EI du Pont de Nemours & Co.
5.25%, 12/15/16	$3,500	$3,678,782
6.00%, 07/15/18	16,035	17,838,887
Monsanto Co.
1.15%, 06/30/17	10,000	9,920,656
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	5,000	5,143,290
Praxair Inc.
1.25%, 11/07/18	3,400	3,326,618
Rohm & Haas Co.
6.00%, 09/15/17	4,808	5,201,246

		108,008,984
COMMERCIAL SERVICES — 0.27%
Catholic Health Initiatives
1.60%, 11/01/17	200	198,767
McGraw Hill Financial Inc.
2.50%, 08/15/18[c]	9,200	9,264,759
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	3,560	3,541,929
Western Union Co. (The)
2.88%, 12/10/17	6,250	6,356,770
5.93%, 10/01/16	9,710	10,128,378

		29,490,603
COMPUTERS — 1.71%
Apple Inc.
0.90%, 05/12/17[a]	20,300	20,251,838
1.00%, 05/03/18[a]	40,000	39,548,011
1.05%, 05/05/17[a]	15,770	15,777,482
Computer Sciences Corp.
6.50%, 03/15/18	100	109,903
EMC Corp./MA
1.88%, 06/01/18	4,000	3,975,774
Hewlett-Packard Co.
2.60%, 09/15/17	16,850	17,037,013
3.30%, 12/09/16	12,078	12,329,022
5.50%, 03/01/18	8,780	9,498,362
International Business Machines Corp.
1.13%, 02/06/18	9,500	9,412,481
1.25%, 02/06/17[a]	15,777	15,823,620
1.25%, 02/08/18[a]	400	397,878

Security	Principal (000s)	Value
5.70%, 09/14/17	$39,105	$42,508,811

		186,670,195
COSMETICS & PERSONAL CARE — 0.22%
Colgate-Palmolive Co.
0.90%, 05/01/18	5,000	4,953,920
1.30%, 01/15/17[a]	2,647	2,659,910
5.20%, 11/07/16[a]	1,630	1,710,484
Procter & Gamble Co. (The)
0.75%, 11/04/16	15,020	14,995,232

		24,319,546
DISTRIBUTION & WHOLESALE — 0.03%
Ingram Micro Inc.
5.25%, 09/01/17	3,000	3,175,580

		3,175,580
DIVERSIFIED FINANCIAL SERVICES — 6.67%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)	7,805	7,771,907
5.63%, 04/01/17	14,020	14,753,632
American Express Co.
1.55%, 05/22/18[a]	13,701	13,573,263
5.50%, 09/12/16	9,400	9,818,543
6.15%, 08/28/17	19,865	21,531,299
6.80%, 09/01/66 (Call 09/01/16)[e]	3,948	3,987,480
7.00%, 03/19/18	16,092	18,072,782
American Express Credit Corp.
1.13%, 06/05/17	30,650	30,429,025
1.55%, 09/22/17	18,690	18,648,043
2.13%, 07/27/18	7,000	7,039,844
2.38%, 03/24/17	9,250	9,375,859
2.80%, 09/19/16	15,504	15,779,787
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	2,973	3,125,856
7.25%, 02/01/18	26,115	29,232,922
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	44,820	48,856,436
Capital One Bank USA N.A.
1.15%, 11/21/16 (Call 10/21/16)	13,060	12,990,450
1.20%, 02/13/17 (Call 01/13/17)	11,250	11,159,973

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)[a]	$13,065	$13,048,705
Ford Motor Credit Co. LLC
1.50%, 01/17/17	12,800	12,740,767
1.68%, 09/08/17	25,500	25,270,721
1.72%, 12/06/17[a]	10,000	9,886,326
2.15%, 01/09/18	10,000	9,952,625
2.38%, 01/16/18	21,860	21,871,082
3.00%, 06/12/17	4,904	4,981,402
4.25%, 02/03/17	12,658	13,056,803
5.00%, 05/15/18[a]	17,691	18,839,301
6.63%, 08/15/17	9,108	9,876,780
8.00%, 12/15/16	11,623	12,530,126
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	7,100	7,100,980
1.60%, 11/20/17	1,000	1,001,270
1.63%, 04/02/18[a]	18,000	17,942,193
2.30%, 04/27/17	20,420	20,739,327
2.45%, 03/15/17	7,500	7,626,219
2.90%, 01/09/17	32,850	33,647,095
3.35%, 10/17/16	19,153	19,658,271
5.38%, 10/20/16	2,885	3,026,480
5.40%, 02/15/17	24,780	26,243,291
5.63%, 09/15/17[a]	34,122	36,944,021
5.63%, 05/01/18	36,503	40,068,974
International Lease Finance Corp.
7.13%, 09/01/18[c]	3,500	3,867,500
Jefferies Group LLC
5.13%, 04/13/18	19,694	20,763,223
Murray Street Investment Trust I
4.65%, 03/09/17[b]	10,729	11,187,071
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	200	214,746
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[a]	5,000	4,972,266
1.10%, 01/27/17	23,150	23,152,773
Nomura Holdings Inc.
2.00%, 09/13/16	13,150	13,184,665
NYSE Holdings LLC
2.00%, 10/05/17[a]	6,686	6,725,512

Security	Principal (000s)	Value
ORIX Corp.
3.75%, 03/09/17	$200	$205,582
Vesey Street Investment Trust I
4.40%, 09/01/16[b]	3,500	3,602,587

		730,075,785
ELECTRIC — 3.09%
Alabama Power Co.
5.50%, 10/15/17	10,000	10,812,304
Ameren Illinois Co.
6.13%, 11/15/17	2,000	2,191,121
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	12,145	12,093,067
Baltimore Gas & Electric Co.
5.90%, 10/01/16	1,000	1,050,522
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	3,100	3,074,461
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	6,650	7,471,586
CMS Energy Corp.
5.05%, 02/15/18	5,000	5,357,088
6.55%, 07/17/17	299	324,861
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	308	310,548
5.80%, 03/15/18	5,147	5,668,843
6.15%, 09/15/17	2,930	3,203,099
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18[a]	13,000	14,339,481
Series 06-D
5.30%, 12/01/16	3,000	3,152,428
Consumers Energy Co.
5.15%, 02/15/17	2,000	2,109,426
5.65%, 09/15/18[a]	7,000	7,770,976
Dayton Power & Light Co. (The)
1.88%, 09/15/16	4,300	4,312,512
Dominion Gas Holdings LLC
1.05%, 11/01/16	10,520	10,490,669
Dominion Resources Inc./VA
1.25%, 03/15/17	9,100	9,046,101
1.90%, 06/15/18	10,250	10,229,853

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.40%, 06/15/18	$200	$223,445
Duke Energy Carolinas LLC
1.75%, 12/15/16	3,778	3,812,173
5.10%, 04/15/18	5,770	6,275,226
5.25%, 01/15/18	10,419	11,312,690
Duke Energy Corp.
1.63%, 08/15/17	23,570	23,607,837
2.10%, 06/15/18 (Call 05/15/18)	2,600	2,620,332
Edison International
3.75%, 09/15/17	5,210	5,424,050
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	10,050	10,336,235
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	6,500	6,407,168
Exelon Corp.
1.55%, 06/09/17	7,347	7,326,352
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	5,000	4,981,163
Georgia Power Co.
Series B
5.70%, 06/01/17	7,825	8,391,594
Jersey Central Power & Light Co.
5.65%, 06/01/17[a]	555	591,221
MidAmerican Energy Co.
5.30%, 03/15/18	8,195	8,903,142
5.95%, 07/15/17	25	26,978
NextEra Energy Capital Holdings Inc.
2.06%, 09/01/17	15,000	15,077,684
NiSource Finance Corp.
6.40%, 03/15/18	6,388	7,088,350
Northern States Power Co./MN
2.20%, 08/15/20 (Call 07/15/20)	720	721,917
Ohio Power Co.
6.05%, 05/01/18	7,000	7,731,944
Oncor Electric Delivery Co. LLC
5.00%, 09/30/17	1,000	1,066,290
6.80%, 09/01/18	4,600	5,210,721

Security	Principal (000s)	Value
PECO Energy Co.
1.20%, 10/15/16	$4,800	$4,800,452
PPL Capital Funding Inc.
1.90%, 06/01/18 (Call 05/01/18)	850	844,291
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	6,540	6,549,264
Public Service Co. of New Mexico
7.95%, 05/15/18	923	1,047,199
Southern California Edison Co.
Series 14-B
1.13%, 05/01/17	6,050	6,023,529
Southern Co. (The)
1.30%, 08/15/17	4,790	4,754,091
2.45%, 09/01/18	7,240	7,312,805
Southern Power Co.
1.50%, 06/01/18	10,000	9,852,920
Southwestern Electric Power Co.
Series E
5.55%, 01/15/17	4,500	4,747,083
TransAlta Corp.
1.90%, 06/03/17	4,300	4,202,264
Virginia Electric & Power Co.
5.40%, 04/30/18	10,000	10,945,060
5.95%, 09/15/17	11,500	12,530,732
WEC Energy Group Inc.
1.65%, 06/15/18	1,825	1,817,451
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	3,000	2,999,802
Xcel Energy Inc.
1.20%, 06/01/17[a]	10,000	9,958,407
5.61%, 04/01/17	100	106,343

		338,637,151
ELECTRONICS — 0.31%
Amphenol Corp.
1.55%, 09/15/17	3,240	3,224,412
Corning Inc.
1.50%, 05/08/18	1,650	1,636,963
Honeywell International Inc.
5.30%, 03/15/17	2,100	2,235,504
5.30%, 03/01/18	3,343	3,659,407

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Koninklijke Philips NV
5.75%, 03/11/18	$14,859	$16,033,798
Thermo Fisher Scientific Inc.
1.30%, 02/01/17[a]	6,833	6,795,709

		33,585,793
ENGINEERING & CONSTRUCTION — 0.05%
ABB Finance USA Inc.
1.63%, 05/08/17	5,000	4,998,618

		4,998,618
ENVIRONMENTAL CONTROL — 0.04%
Republic Services Inc.
3.80%, 05/15/18	4,100	4,287,547

		4,287,547
FOOD — 1.47%
Campbell Soup Co.
3.05%, 07/15/17	8,150	8,345,542
ConAgra Foods Inc.
1.90%, 01/25/18[a]	6,695	6,640,129
5.82%, 06/15/17[a]	9,611	10,245,277
General Mills Inc.
1.40%, 10/20/17	7,500	7,454,322
5.70%, 02/15/17[a]	12,845	13,601,285
Hershey Co. (The)
1.50%, 11/01/16	2,500	2,513,255
1.60%, 08/21/18	5,000	5,006,885
JM Smucker Co. (The)
1.75%, 03/15/18[a,c]	9,215	9,191,686
Kellogg Co.
1.75%, 05/17/17	8,000	8,011,862
1.88%, 11/17/16	3,763	3,789,286
3.25%, 05/21/18	3,758	3,877,502
Kraft Foods Group Inc.
2.25%, 06/05/17[a]	10,500	10,601,257
6.13%, 08/23/18	1,825	2,027,440
Kraft Heinz Foods Co.
1.60%, 06/30/17[a,c]	10,575	10,557,608
2.00%, 07/02/18[a,c]	10,000	9,969,111
Kroger Co. (The)
1.20%, 10/17/16	9,295	9,280,321
2.20%, 01/15/17	13,000	13,106,894
6.40%, 08/15/17	3,000	3,261,474
Mondelez International Inc.
6.13%, 02/01/18	6,450	7,074,135
6.50%, 08/11/17	200	217,714

Security	Principal (000s)	Value
Sysco Corp.
5.25%, 02/12/18	$3,000	$3,244,993
Unilever Capital Corp.
0.85%, 08/02/17[a]	13,218	13,125,168

		161,143,146
FOREST PRODUCTS & PAPER — 0.01%
Domtar Corp.
10.75%, 06/01/17	904	1,037,757

		1,037,757
GAS — 0.20%
CenterPoint Energy Inc.
5.95%, 02/01/17	5,000	5,300,382
Sempra Energy
2.30%, 04/01/17	5,000	5,057,517
2.40%, 03/15/20 (Call 02/15/20)	5,000	4,952,729
Southern California Gas Co.
1.55%, 06/15/18	6,715	6,714,524

		22,025,152
HEALTH CARE – PRODUCTS — 0.91%
Baxter International Inc.
1.85%, 06/15/18	10,780	10,677,664
Becton Dickinson and Co.
1.45%, 05/15/17	6,605	6,583,795
1.75%, 11/08/16	5,000	5,018,055
1.80%, 12/15/17[a]	16,005	15,982,979
Boston Scientific Corp.
2.65%, 10/01/18	5,000	5,036,532
Covidien International Finance SA
6.00%, 10/15/17	12,915	14,089,781
CR Bard Inc.
1.38%, 01/15/18	5,000	4,939,091
Medtronic Inc.
0.88%, 02/27/17	11,000	10,948,813
1.38%, 04/01/18[a]	8,000	7,944,079
1.50%, 03/15/18	7,715	7,689,688
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	4,810	4,786,701
2.00%, 04/01/18	5,416	5,368,388

		99,065,566

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 0.90%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)[a]	$2,800	$2,784,223
Anthem Inc.
1.88%, 01/15/18	18,000	17,905,612
Coventry Health Care Inc.
5.95%, 03/15/17	11,453	12,199,784
Laboratory Corp. of America Holdings
2.20%, 08/23/17[a]	2,145	2,154,883
2.50%, 11/01/18	1,083	1,086,188
2.63%, 02/01/20	1,305	1,290,625
UnitedHealth Group Inc.
1.40%, 12/15/17	15,925	15,831,835
1.45%, 07/17/17	10,000	10,001,585
1.88%, 11/15/16	3,200	3,228,014
1.90%, 07/16/18	8,215	8,239,626
6.00%, 06/15/17	7,365	7,936,586
6.00%, 02/15/18[a]	14,459	15,910,323

		98,569,284
HOLDING COMPANIES – DIVERSIFIED — 0.09%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)[a]	10,000	9,863,585

		9,863,585
HOME FURNISHINGS — 0.12%
Whirlpool Corp.
1.35%, 03/01/17	7,525	7,503,744
1.65%, 11/01/17	5,805	5,781,479

		13,285,223
HOUSEHOLD PRODUCTS & WARES — 0.18%
Clorox Co. (The)
5.95%, 10/15/17	8,065	8,777,850
Kimberly-Clark Corp.
1.90%, 05/22/19	5,940	5,920,371
6.13%, 08/01/17	4,539	4,943,928

		19,642,149
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	1,680	1,680,300

Security	Principal (000s)	Value
6.25%, 04/15/18	$2,925	$3,217,100

		4,897,400
INSURANCE — 1.31%
Aflac Inc.
2.65%, 02/15/17[a]	12,200	12,420,478
American International Group Inc.
5.85%, 01/16/18	200	218,488
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	5,000	4,977,195
1.60%, 05/15/17[a]	17,620	17,720,301
5.40%, 05/15/18[a]	14,721	16,174,495
Berkshire Hathaway Inc.
1.55%, 02/09/18[a]	7,035	7,034,581
1.90%, 01/31/17	10,155	10,291,399
Hartford Financial Services Group Inc. (The)
5.38%, 03/15/17	1,120	1,183,283
5.50%, 10/15/16	2,000	2,088,860
Lincoln National Corp.
8.75%, 07/01/19	2,500	3,045,894
Marsh & McLennan Companies Inc.
2.30%, 04/01/17 (Call 03/01/17)	2,345	2,372,331
2.35%, 03/06/20 (Call 02/06/20)	3,785	3,770,170
MetLife Inc.
Series A
6.82%, 08/15/18[a]	10,250	11,690,994
Prudential Financial Inc.
2.30%, 08/15/18[a]	5,000	5,042,479
Series D
6.00%, 12/01/17	11,184	12,217,136
Travelers Companies Inc. (The)
5.75%, 12/15/17[a]	10,000	10,949,834
Unum Group
7.13%, 09/30/16	600	635,085
Voya Financial Inc.
2.90%, 02/15/18	10,025	10,203,271
XLIT Ltd.
2.30%, 12/15/18	5,000	5,015,331

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.50%, 10/29/49 (Call 04/15/17)[e]	$7,500	$5,925,000

		142,976,605
INTERNET — 0.38%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[c]	9,800	9,708,840
Amazon.com Inc.
1.20%, 11/29/17	8,845	8,767,016
Baidu Inc.
3.25%, 08/06/18	10,000	10,181,799
eBay Inc.
1.35%, 07/15/17[a]	10,000	9,841,024
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	3,090	3,087,720

		41,586,399
IRON & STEEL — 0.12%
Nucor Corp.
5.75%, 12/01/17	2,200	2,375,935
Vale Overseas Ltd.
6.25%, 01/23/17	10,000	10,375,000

		12,750,935
LEISURE TIME — 0.00%
Carnival Corp.
1.88%, 12/15/17	175	174,079

		174,079
LODGING — 0.09%
Marriott International Inc./MD
6.38%, 06/15/17	2,850	3,065,772
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	900	894,549
2.95%, 03/01/17 (Call 02/01/17)[a]	6,155	6,215,567

		10,175,888
MACHINERY — 1.41%
Caterpillar Financial Services Corp.
1.00%, 11/25/16	2,000	2,001,432
1.00%, 03/03/17	12,260	12,221,478
1.25%, 08/18/17[a]	12,200	12,164,366
1.35%, 09/06/16	19,952	20,054,263

Security	Principal (000s)	Value
1.63%, 06/01/17	$8,065	$8,109,982
1.70%, 06/16/18[a]	7,500	7,499,453
5.45%, 04/15/18	1,500	1,639,489
Series G
2.45%, 09/06/18	5,000	5,091,618
John Deere Capital Corp.
1.05%, 10/11/16	12,220	12,237,330
1.05%, 12/15/16	12,600	12,614,256
1.13%, 06/12/17	10,000	9,970,789
1.20%, 10/10/17	1,050	1,045,839
1.35%, 01/16/18	10,520	10,480,251
1.55%, 12/15/17[a]	14,800	14,822,721
1.60%, 07/13/18	7,305	7,288,185
1.85%, 09/15/16	7,900	7,982,249
Roper Technologies Inc.
2.05%, 10/01/18[a]	8,905	8,812,208

		154,035,909
MANUFACTURING — 1.02%
3M Co.
1.38%, 09/29/16	21,033	21,175,798
1.38%, 08/07/18	15,600	15,596,668
Danaher Corp.
5.63%, 01/15/18	4,925	5,372,185
Dover Corp.
5.45%, 03/15/18	2,450	2,675,902
Eaton Corp.
1.50%, 11/02/17[a]	26,875	26,680,641
General Electric Co.
5.25%, 12/06/17	21,799	23,549,817
Illinois Tool Works Inc.
0.90%, 02/25/17	5,950	5,928,951
Pentair Finance SA
1.88%, 09/15/17	5,100	5,075,053
Textron Inc.
4.63%, 09/21/16	126	130,186
Tyco Electronics Group SA
2.38%, 12/17/18 (Call 11/17/18)	5,000	5,018,855
6.55%, 10/01/17 [a]	200	219,158

		111,423,214
MEDIA — 1.78%
21st Century Fox America Inc.
8.00%, 10/17/16	3,220	3,461,010

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Comcast Corp.
5.70%, 05/15/18	$7,177	$7,932,300
5.88%, 02/15/18[a]	13,903	15,309,914
6.30%, 11/15/17[a]	9,796	10,791,531
6.50%, 01/15/17[a]	11,586	12,403,982
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	14,760	14,555,887
2.40%, 03/15/17	12,808	12,886,907
Historic TW Inc.
6.88%, 06/15/18	5,050	5,699,317
Scripps Networks Interactive Inc.
2.70%, 12/15/16	5,778	5,863,047
Thomson Reuters Corp.
1.30%, 02/23/17[a]	7,404	7,361,892
1.65%, 09/29/17	3,500	3,479,326
6.50%, 07/15/18	2,075	2,321,816
Time Warner Cable Inc.
5.85%, 05/01/17	17,997	19,053,030
6.75%, 07/01/18[a]	10,000	11,081,967
Viacom Inc.
2.50%, 12/15/16	3,434	3,471,416
2.50%, 09/01/18	5,000	4,985,321
3.50%, 04/01/17	15,520	15,846,383
6.13%, 10/05/17	500	538,436
Walt Disney Co. (The)
0.88%, 05/30/17	7,000	6,961,813
1.10%, 12/01/17[a]	14,930	14,833,942
1.13%, 02/15/17[a]	16,211	16,242,244

		195,081,481
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	5,500	5,453,771
2.25%, 06/15/20 (Call 05/15/20)	5,000	4,967,926

		10,421,697
MINING — 0.65%
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	17,604	17,651,202
1.88%, 11/21/16	4,747	4,792,020
5.40%, 03/29/17	5,100	5,405,527
Freeport-McMoRan Inc.
2.15%, 03/01/17	5,166	4,920,615

Security	Principal (000s)	Value
2.30%, 11/14/17	$3,230	$3,003,900
2.38%, 03/15/18[a]	16,187	14,568,300
Rio Tinto Finance USA Ltd.
6.50%, 07/15/18	100	111,451
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	16,158	16,044,077
Teck Resources Ltd.
3.15%, 01/15/17[a]	3,500	3,272,500
3.85%, 08/15/17	1,000	927,500

		70,697,092
OFFICE & BUSINESS EQUIPMENT — 0.18%
Xerox Corp.
2.95%, 03/15/17[a]	12,300	12,464,689
6.35%, 05/15/18[a]	6,632	7,304,375

		19,769,064
OIL & GAS — 5.43%
Anadarko Petroleum Corp.
6.38%, 09/15/17	21,785	23,547,055
Apache Corp.
1.75%, 04/15/17	4,490	4,565,881
5.63%, 01/15/17	9,500	10,046,250
BP Capital Markets PLC
1.38%, 11/06/17[a]	10,150	10,092,285
1.38%, 05/10/18	8,615	8,507,441
1.67%, 02/13/18	10,200	10,180,880
1.85%, 05/05/17	14,941	15,028,392
2.25%, 11/01/16	13,773	13,933,008
British Transco Finance Inc.
6.63%, 06/01/18	7,400	8,374,365
Canadian Natural Resources Ltd.
1.75%, 01/15/18[a]	4,690	4,572,166
5.70%, 05/15/17	10,226	10,761,384
5.90%, 02/01/18	10,100	10,789,201
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	450	445,642
1.35%, 11/15/17	30,060	29,951,827
1.37%, 03/02/18[a]	17,242	17,141,988
1.72%, 06/24/18 (Call 05/24/18)	16,000	16,027,870

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	$20,000	$19,942,320
ConocoPhillips
6.65%, 07/15/18	7,990	9,035,601
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	13,375	14,041,624
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	15,015	14,822,966
1.50%, 05/15/18	3,350	3,325,975
EOG Resources Inc.
5.88%, 09/15/17[a]	2,470	2,681,424
6.88%, 10/01/18	2,000	2,296,414
Exxon Mobil Corp.
0.92%, 03/15/17	21,150	21,063,084
1.31%, 03/06/18[a]	15,300	15,244,531
Hess Corp.
1.30%, 06/15/17	9,145	9,010,610
Husky Energy Inc.
6.20%, 09/15/17	4,650	4,961,973
Marathon Oil Corp.
5.90%, 03/15/18	7,484	8,067,305
6.00%, 10/01/17	6,610	7,077,858
Murphy Oil Corp.
2.50%, 12/01/17	5,000	4,904,115
Nabors Industries Inc.
6.15%, 02/15/18[a]	10,750	11,284,608
Noble Holding International Ltd.
2.50%, 03/15/17[a]	5,000	4,698,247
4.00%, 03/16/18	6,000	5,576,462
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	6,155	6,103,155
1.75%, 02/15/17	12,695	12,751,229
Petrobras Global Finance BV
3.25%, 03/17/17	19,859	18,949,785
6.13%, 10/06/16[a]	5,230	5,277,339
Petroleos Mexicanos
3.50%, 07/18/18	10,000	10,200,000
5.75%, 03/01/18	15,500	16,643,125
Phillips 66
2.95%, 05/01/17	22,138	22,630,531

Security	Principal (000s)	Value
Pioneer Natural Resources Co.
6.65%, 03/15/17	$5,950	$6,307,299
6.88%, 05/01/18	1,500	1,641,661
Rowan Companies Inc.
5.00%, 09/01/17	4,106	4,085,470
Shell International Finance BV
0.90%, 11/15/16	20,150	20,140,013
1.13%, 08/21/17[a]	3,645	3,622,663
5.20%, 03/22/17	4,832	5,118,552
Southwestern Energy Co.
3.30%, 01/23/18	3,000	2,986,101
7.50%, 02/01/18	5,000	5,386,826
Statoil ASA
1.15%, 05/15/18	1,505	1,479,961
1.20%, 01/17/18	10,000	9,887,984
1.25%, 11/09/17	7,000	6,944,297
1.80%, 11/23/16[a]	10,100	10,193,194
3.13%, 08/17/17	19,216	19,782,772
Suncor Energy Inc.
6.10%, 06/01/18	5,000	5,517,053
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	7,708	7,684,297
Total Capital International SA
1.00%, 01/10/17	6,000	5,980,546
1.50%, 02/17/17[a]	12,436	12,477,035
1.55%, 06/28/17	9,309	9,352,258
Valero Energy Corp.
6.13%, 06/15/17	10,615	11,382,010

		594,525,908
OIL & GAS SERVICES — 0.31%
Cameron International Corp.
1.15%, 12/15/16	2,441	2,416,516
1.40%, 06/15/17[a]	8,000	7,924,169
Halliburton Co.
5.90%, 09/15/18	8,724	9,680,679
National Oilwell Varco Inc.
1.35%, 12/01/17	2,550	2,511,408
Weatherford International LLC
6.35%, 06/15/17	11,465	11,694,300

		34,227,072
PHARMACEUTICALS — 4.22%
AbbVie Inc.
1.75%, 11/06/17	41,551	41,469,963

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.80%, 05/14/18[a]	$24,332	$24,171,087
Actavis Funding SCS
1.30%, 06/15/17	10,250	10,108,241
1.85%, 03/01/17	7,700	7,687,401
2.35%, 03/12/18	25,840	25,838,407
Actavis Inc.
1.88%, 10/01/17	15,835	15,733,453
Allergan Inc./U.S.
1.35%, 03/15/18	5,000	4,871,136
AmerisourceBergen Corp.
1.15%, 05/15/17[a]	7,850	7,785,360
AstraZeneca PLC
5.90%, 09/15/17	17,854	19,455,248
Baxalta Inc.
2.00%, 06/22/18[c]	1,400	1,392,308
Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	1,162	1,152,216
1.75%, 03/01/19[a]	10,000	9,958,801
Cardinal Health Inc.
1.90%, 06/15/17	5,500	5,524,938
1.95%, 06/15/18[a]	7,440	7,423,397
Eli Lilly & Co.
1.25%, 03/01/18[a]	11,345	11,283,302
5.20%, 03/15/17[a]	8,614	9,143,056
Express Scripts Holding Co.
1.25%, 06/02/17	2,210	2,193,215
2.65%, 02/15/17	14,720	14,922,008
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	32,100	35,453,888
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	17,409	17,475,134
Johnson & Johnson
0.70%, 11/28/16	4,100	4,097,908
1.13%, 11/21/17	5,100	5,075,912
5.15%, 07/15/18[a]	4,500	4,956,986
5.55%, 08/15/17	9,160	9,920,143
McKesson Corp.
1.29%, 03/10/17	12,225	12,170,087
1.40%, 03/15/18	2,918	2,874,693
Medco Health Solutions Inc.
7.13%, 03/15/18[a]	17,907	20,001,107
Merck & Co. Inc.
1.10%, 01/31/18[a]	9,125	9,064,014

Security	Principal (000s)	Value
1.30%, 05/18/18[a]	$20,118	$20,004,701
Mylan Inc.
1.35%, 11/29/16[a]	10,000	9,909,328
2.60%, 06/24/18	5,000	4,972,700
Perrigo Co. PLC
1.30%, 11/08/16	5,420	5,388,855
Pfizer Inc.
0.90%, 01/15/17	14,220	14,211,998
1.10%, 05/15/17[a]	21,100	21,078,165
1.50%, 06/15/18	10,000	9,972,117
4.65%, 03/01/18	200	215,390
Sanofi
1.25%, 04/10/18[a]	12,600	12,477,410
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	12,905	13,027,577
Zoetis Inc.
1.88%, 02/01/18[a]	9,545	9,482,914

		461,944,564
PIPELINES — 1.44%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17[a]	11,000	11,210,778
5.88%, 11/15/16	2,000	2,067,690
CenterPoint Energy Resources Corp.
6.13%, 11/01/17	6,500	7,117,702
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	9,007	9,535,987
Enbridge Energy Partners LP
5.88%, 12/15/16	4,800	5,032,744
Energy Transfer Partners LP
2.50%, 06/15/18	10,000	9,906,008
6.13%, 02/15/17	750	788,159
6.70%, 07/01/18	2,346	2,563,100
Enterprise Products Operating LLC
1.65%, 05/07/18[a]	4,360	4,314,384
Series A
8.38%, 08/01/66 (Call 08/01/16)[a],e	5,817	5,700,660
Series L
6.30%, 09/15/17	13,481	14,635,827

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	$7,000	$7,467,685
Kinder Morgan Inc./DE
2.00%, 12/01/17[a]	2,625	2,579,963
7.25%, 06/01/18	2,615	2,884,064
Magellan Midstream Partners LP
5.65%, 10/15/16	1,280	1,339,733
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	4,700	4,601,880
3.20%, 09/15/18 (Call 08/15/18)[a]	7,171	7,119,144
8.63%, 03/01/19[a]	1,620	1,865,762
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	5,000	5,584,683
Plains All American Pipeline LP/PAA Finance Corp.
6.50%, 05/01/18	9,110	9,895,838
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	2,292	2,408,845
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	17,046	18,335,301
TransCanada PipeLines Ltd.
1.88%, 01/12/18	11,445	11,450,868
6.50%, 08/15/18	4,306	4,832,660
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17[a]	4,430	4,727,941

		157,967,406
REAL ESTATE INVESTMENT TRUSTS — 0.77%
American Tower Corp.
4.50%, 01/15/18	15,748	16,523,513
AvalonBay Communities Inc.
5.70%, 03/15/17	1,750	1,857,486
Brandywine Operating Partnership LP
4.95%, 04/15/18 (Call 03/15/18)	420	444,070
ERP Operating LP
5.75%, 06/15/17	6,209	6,651,185
Essex Portfolio LP
5.50%, 03/15/17	200	210,738

Security	Principal (000s)	Value
HCP Inc.
3.75%, 02/01/19 (Call 11/01/18)	$10,000	$10,349,945
Health Care REIT Inc.
4.70%, 09/15/17	7,900	8,330,307
Kimco Realty Corp.
5.70%, 05/01/17	200	213,287
6.88%, 10/01/19	5,214	6,051,853
Prologis LP
2.75%, 02/15/19 (Call 01/15/19)	1,400	1,415,236
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	100	99,995
Select Income REIT
2.85%, 02/01/18 (Call 01/01/18)	3,000	3,006,573
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	10,100	10,217,092
6.13%, 05/30/18	9,319	10,367,102
Ventas Realty LP
1.25%, 04/17/17	4,000	3,967,307
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	5,000	4,999,741

		84,705,430
RETAIL — 1.70%
AutoZone Inc.
1.30%, 01/13/17	8,225	8,214,841
Costco Wholesale Corp.
1.13%, 12/15/17	14,190	14,095,596
1.75%, 02/15/20	2,815	2,767,137
5.50%, 03/15/17	2,000	2,133,232
CVS Health Corp.
1.20%, 12/05/16[a]	12,536	12,529,495
1.90%, 07/20/18	10,000	10,007,652
5.75%, 06/01/17	10,387	11,138,673
Dollar General Corp.
4.13%, 07/15/17	5,025	5,197,502
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	7,550	7,602,090

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	$6,025	$6,353,359
7.45%, 07/15/17	4,300	4,737,509
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)	5,000	4,924,029
5.35%, 03/01/18	4,348	4,723,418
5.80%, 10/15/17	10,000	10,863,693
Starbucks Corp.
0.88%, 12/05/16	6,132	6,126,905
2.00%, 12/05/18 (Call 11/05/18)	4,000	4,036,657
Target Corp.
2.30%, 06/26/19	6,604	6,690,506
5.38%, 05/01/17	11,195	11,965,456
6.00%, 01/15/18	5,418	5,990,388
Wal-Mart Stores Inc.
1.00%, 04/21/17[a]	8,000	7,988,156
1.13%, 04/11/18[a]	20,000	19,883,659
5.38%, 04/05/17	6,000	6,407,085
5.80%, 02/15/18	500	552,888
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	10,668	10,660,708

		185,590,634
SAVINGS & LOANS — 0.09%
Astoria Financial Corp.
5.00%, 06/19/17 (Call 05/19/17)	4,815	5,012,561
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	5,000	5,124,981

		10,137,542
SEMICONDUCTORS — 0.82%
Altera Corp.
2.50%, 11/15/18	10,000	10,138,036
Intel Corp.
1.35%, 12/15/17[a]	38,860	38,762,820
1.95%, 10/01/16	17,971	18,175,629
KLA-Tencor Corp.
2.38%, 11/01/17[a]	2,530	2,539,750
QUALCOMM Inc.
1.40%, 05/18/18[a]	10,145	10,037,284

Security	Principal (000s)	Value
Texas Instruments Inc.
0.88%, 03/12/17[a]	$9,500	$9,460,294
1.00%, 05/01/18	650	640,486

		89,754,299
SOFTWARE — 0.77%
Autodesk Inc.
1.95%, 12/15/17	200	199,370
3.13%, 06/15/20 (Call 05/15/20)	1,370	1,368,948
Dun & Bradstreet Corp. (The)
3.25%, 12/01/17[a]	5,000	5,060,466
Fidelity National Information Services Inc.
1.45%, 06/05/17[a]	14,700	14,462,619
Microsoft Corp.
0.88%, 11/15/17[a]	10,000	9,961,651
Oracle Corp.
1.20%, 10/15/17[a]	22,072	21,983,952
5.75%, 04/15/18	28,000	30,962,347

		83,999,353
TELECOMMUNICATIONS — 2.72%
America Movil SAB de CV
2.38%, 09/08/16	15,950	16,101,782
AT&T Inc.
1.40%, 12/01/17[a]	13,310	13,181,037
1.60%, 02/15/17[a]	3,864	3,864,476
1.70%, 06/01/17[a]	10,000	10,001,418
5.50%, 02/01/18	32,872	35,530,092
5.60%, 05/15/18	5,616	6,122,043
British Telecommunications PLC
1.25%, 02/14/17[a]	7,950	7,922,524
5.95%, 01/15/18	10,239	11,208,081
Cisco Systems Inc.
1.10%, 03/03/17[a]	24,980	24,998,147
1.65%, 06/15/18	10,500	10,490,697
3.15%, 03/14/17	10,299	10,622,689
Harris Corp.
2.00%, 04/27/18	1,620	1,600,386
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	1,000	996,466
Orange SA
2.75%, 09/14/16	8,259	8,386,865

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Telefonica Emisiones SAU
3.19%, 04/27/18	$13,000	$13,329,842
6.22%, 07/03/17	5,250	5,653,794
Verizon Communications Inc.
1.35%, 06/09/17	16,536	16,495,203
2.00%, 11/01/16	16,357	16,490,697
2.50%, 09/15/16[a]	23,897	24,206,482
6.10%, 04/15/18	3,100	3,422,840
Vodafone Group PLC
1.25%, 09/26/17[a]	10,000	9,850,416
1.50%, 02/19/18	13,973	13,738,595
1.63%, 03/20/17	20,150	20,068,221
5.63%, 02/27/17	12,669	13,341,039

		297,623,832
TOYS, GAMES & HOBBIES — 0.05%
Mattel Inc.
2.50%, 11/01/16	5,000	5,058,070

		5,058,070
TRANSPORTATION — 0.55%
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	12,630	13,491,170
5.75%, 03/15/18[a]	2,930	3,215,761
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	2,800	2,811,993
5.85%, 11/15/17[a]	2,285	2,492,415
CSX Corp.
5.60%, 05/01/17[a]	8,000	8,536,176
6.25%, 03/15/18	7,956	8,815,562
Norfolk Southern Corp.
5.75%, 04/01/18[a]	7,835	8,591,299
7.70%, 05/15/17	2,750	3,031,461
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	100	101,169
2.65%, 03/02/20 (Call 02/02/20)	1,200	1,192,828
3.50%, 06/01/17	4,000	4,122,066
5.85%, 11/01/16	2,300	2,414,093
United Parcel Service Inc.
5.50%, 01/15/18	1,200	1,312,246

		60,128,239

Security	Principal (000s)	Value
TRUCKING & LEASING — 0.14%
GATX Corp.
1.25%, 03/04/17	$10,800	$10,697,492
2.38%, 07/30/18	5,000	4,989,134

		15,686,626
WATER — 0.05%
American Water Capital Corp.
6.09%, 10/15/17	5,000	5,455,951

		5,455,951

TOTAL CORPORATE BONDS & NOTES
(Cost: $8,885,282,645)		8,839,209,750

FOREIGN GOVERNMENT OBLIGATIONS[f] — 17.31%

BRAZIL — 0.22%
Brazilian Government International Bond
6.00%, 01/17/17[a]	22,600	23,809,098

		23,809,098
CANADA — 2.43%
Canada Government International Bond
0.88%, 02/14/17[a]	29,500	29,604,253
1.13%, 03/19/18	37,950	38,040,473
Export Development Canada
0.88%, 01/30/17	21,160	21,220,052
1.00%, 05/15/17	18,520	18,592,541
1.25%, 10/26/16	1,500	1,511,494
Province of British Columbia Canada
1.20%, 04/25/17	10,500	10,574,902
Province of New Brunswick
5.20%, 02/21/17	9,789	10,389,638
Province of Ontario Canada
1.10%, 10/25/17[a]	27,600	27,569,301
1.20%, 02/14/18[a]	16,765	16,746,929
1.60%, 09/21/16	16,600	16,773,382
2.00%, 09/27/18	15,000	15,242,092
3.00%, 07/16/18	15,000	15,672,654
3.15%, 12/15/17[a]	9,098	9,499,979
4.95%, 11/28/16[a]	9,800	10,322,128
Province of Quebec Canada
5.13%, 11/14/16[a]	22,480	23,671,775

		265,431,593

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
COLOMBIA — 0.21%
Colombia Government International Bond
7.38%, 01/27/17[a]	$21,000	$22,606,502

		22,606,502
GERMANY — 0.38%
FMS Wertmanagement AoeR
1.00%, 11/21/17	400	399,583
1.13%, 10/14/16	9,600	9,659,306
1.13%, 09/05/17	6,750	6,772,404
1.63%, 11/20/18[a]	25,000	25,235,225

		42,066,518
ITALY — 0.29%
Italy Government International Bond
5.25%, 09/20/16	18,850	19,601,148
5.38%, 06/12/17	11,800	12,612,195

		32,213,343
JAPAN — 0.45%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	2,500	2,501,499
1.75%, 07/31/18	36,400	36,751,500
1.75%, 11/13/18	10,000	10,074,562

		49,327,561
MEXICO — 0.39%
Mexico Government International Bond
5.63%, 01/15/17[a]	39,374	41,795,505
11.38%, 09/15/16[a]	1,000	1,120,000

		42,915,505
PHILIPPINES — 0.09%
Philippine Government International Bond
9.38%, 01/18/17	8,700	9,654,826

		9,654,826
SOUTH KOREA — 0.27%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,987,740
2.88%, 09/17/18	8,240	8,456,499
3.75%, 10/20/16	2,600	2,680,814
4.00%, 01/11/17	7,050	7,286,362

Security	Principal (000s)	Value
Republic of Korea
5.13%, 12/07/16	$5,667	$5,957,661

		29,369,076
SUPRANATIONAL — 11.96%
African Development Bank
0.75%, 10/18/16	1,750	1,752,297
0.88%, 03/15/18	7,400	7,359,468
1.13%, 03/15/17[a]	19,020	19,125,179
1.25%, 09/02/16	12,320	12,406,233
Asian Development Bank
0.75%, 01/11/17	22,700	22,732,556
1.13%, 03/15/17	23,880	24,018,986
1.13%, 06/05/18	10,000	9,990,553
5.25%, 06/12/17[a]	19,020	20,490,069
Corp. Andina de Fomento
1.50%, 08/08/17	15,200	15,301,310
Council of Europe Development Bank
1.13%, 05/31/18	15,000	14,981,865
1.25%, 09/22/16	18,420	18,543,099
1.50%, 06/19/17	10,800	10,920,357
European Bank for Reconstruction & Development
0.75%, 09/01/17[a]	500	498,496
1.00%, 02/16/17	38,150	38,326,066
1.38%, 10/20/16	9,600	9,686,661
European Investment Bank
0.88%, 04/18/17	60,050	60,110,356
1.00%, 08/17/17[a]	26,000	26,028,870
1.00%, 12/15/17[a]	10,500	10,493,465
1.00%, 03/15/18	25,600	25,529,964
1.00%, 06/15/18	3,200	3,182,975
1.13%, 12/15/16[a]	46,250	46,536,209
1.13%, 09/15/17[a]	10,000	10,034,646
1.13%, 08/15/18	75,000	74,740,462
1.25%, 10/14/16	51,050	51,430,588
1.25%, 05/15/18	51,000	51,108,196
1.75%, 03/15/17[a]	30,000	30,443,802
4.88%, 01/17/17[a]	35,000	37,020,875
5.13%, 09/13/16	34,300	35,907,740
5.13%, 05/30/17[a]	26,200	28,137,878
Inter-American Development Bank
0.63%, 09/12/16[a]	9,810	9,817,883

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 1-3 YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
0.88%, 11/15/16	$36,800	$36,920,457
1.00%, 07/14/17[a]	30,800	30,878,069
1.13%, 03/15/17[a]	28,010	28,173,024
1.13%, 08/28/18	25,000	24,930,710
1.25%, 01/16/18	25,000	25,128,577
1.38%, 10/18/16[a]	39,450	39,805,113
International Bank for Reconstruction & Development
0.63%, 10/14/16[a]	2,500	2,501,552
0.75%, 12/15/16	25,700	25,735,816
0.88%, 04/17/17[a]	77,800	77,967,044
1.00%, 09/15/16[a]	34,950	35,091,051
1.00%, 06/15/18[a]	25,000	24,918,075
1.13%, 07/18/17	11,000	11,057,865
1.38%, 04/10/18[a]	32,000	32,242,538
Series GDIF
1.00%, 11/15/17[a]	30,000	30,037,440
International Finance Corp.
0.63%, 11/15/16	14,970	14,976,016
0.88%, 06/15/18	10,000	9,930,352
1.00%, 04/24/17[a]	16,000	16,060,538
1.13%, 11/23/16	19,150	19,268,018
1.25%, 07/16/18	30,000	30,067,608
1.75%, 09/04/18[a]	11,000	11,173,083
Nordic Investment Bank
1.00%, 03/07/17	31,000	31,129,044
1.13%, 03/19/18[a]	24,000	24,036,154

		1,308,685,248
SWEDEN — 0.03%
Svensk Exportkredit AB
1.13%, 04/05/18	2,500	2,493,339
5.13%, 03/01/17	500	531,809

		3,025,148
TURKEY — 0.59%
Turkey Government International Bond
6.75%, 04/03/18	25,100	27,390,373
7.00%, 09/26/16	12,200	12,840,500
7.50%, 07/14/17	22,350	24,361,500

		64,592,373

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $1,892,170,953)		1,893,696,791

Security	Principal or Shares (000s)	Value
U.S. GOVERNMENT OBLIGATIONS — 0.18%
U.S. Treasury Note/Bond
1.63%, 06/30/20	$20,000	$20,086,601

		20,086,601

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $19,992,454)		20,086,601

SHORT-TERM INVESTMENTS — 7.77%

MONEY MARKET FUNDS — 7.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,g,h]	666,687	666,686,654
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,g,h]	86,021	86,021,339
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,g]	97,447	97,447,398

		850,155,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $850,155,391)		850,155,391

TOTAL INVESTMENTS IN SECURITIES — 106.04%
(Cost: $11,647,601,443)		11,603,148,533
Other Assets, Less Liabilities — (6.04)%		(660,567,049)

NET ASSETS — 100.00%		$10,942,581,484

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 83.17%

ADVERTISING — 0.17%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$262	$256,964
4.00%, 03/15/22	100	100,852
Omnicom Group Inc.
3.63%, 05/01/22	402	399,020
4.45%, 08/15/20	200	210,974
WPP Finance 2010
3.75%, 09/19/24	150	146,827
4.75%, 11/21/21[a]	75	80,884
5.63%, 11/15/43	200	207,266

		1,402,787
AEROSPACE & DEFENSE — 1.07%
Boeing Capital Corp.
4.70%, 10/27/19	10	11,024
Boeing Co. (The)
0.95%, 05/15/18	200	196,715
2.35%, 10/30/21	120	118,016
2.85%, 10/30/24 (Call 07/30/24)	85	83,440
3.30%, 03/01/35 (Call 09/01/34)[a]	80	72,237
4.88%, 02/15/20	200	222,477
5.88%, 02/15/40	154	191,478
6.88%, 03/15/39	62	85,570
Embraer Netherlands Finance BV
5.05%, 06/15/25	250	236,563
Embraer SA
5.15%, 06/15/22[a]	112	110,460
General Dynamics Corp.
2.25%, 07/15/16	78	79,003
2.25%, 11/15/22 (Call 08/15/22)	350	331,325
3.88%, 07/15/21 (Call 04/15/21)	226	240,226
L-3 Communications Corp.
3.95%, 05/28/24 (Call 02/28/24)[a]	120	113,593
4.95%, 02/15/21 (Call 11/15/20)	262	274,954
5.20%, 10/15/19	252	266,890
Lockheed Martin Corp.
2.13%, 09/15/16	200	202,130
3.35%, 09/15/21	204	208,004
3.80%, 03/01/45 (Call 09/01/44)	332	291,652
4.07%, 12/15/42	254	234,190
4.25%, 11/15/19	60	64,557

Security	Principal (000s)	Value
Series B
6.15%, 09/01/36	$150	$178,993
Northrop Grumman Corp.
3.50%, 03/15/21[a]	232	237,375
3.85%, 04/15/45 (Call 10/15/44)	165	144,527
4.75%, 06/01/43	250	249,876
5.05%, 08/01/19	200	218,192
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	192	186,599
3.13%, 10/15/20	204	210,169
4.20%, 12/15/44 (Call 06/15/44)	180	177,813
4.88%, 10/15/40	130	140,095
6.40%, 12/15/18	150	170,889
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	50	50,757
4.80%, 12/15/43 (Call 06/15/43)	100	107,500
5.25%, 07/15/19	100	108,575
United Technologies Corp.
1.78%, 05/04/18[b]	250	248,741
1.80%, 06/01/17[a]	550	555,109
3.10%, 06/01/22	306	306,713
4.15%, 05/15/45	106	101,069
4.50%, 04/15/20	114	124,453
4.50%, 06/01/42	350	353,094
5.70%, 04/15/40	500	582,734
6.05%, 06/01/36[a]	285	340,584
6.13%, 02/01/19	157	178,047
6.70%, 08/01/28	150	194,053

		8,800,461
AGRICULTURE — 0.96%
Altria Group Inc.
4.00%, 01/31/24	950	962,791
4.75%, 05/05/21	250	268,054
5.38%, 01/31/44	500	521,045
9.25%, 08/06/19	348	431,831
10.20%, 02/06/39	193	310,107
Archer-Daniels-Midland Co.
5.45%, 03/15/18	72	78,488
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	300	357,563
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	406	399,824

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Philip Morris International Inc.
1.63%, 03/20/17	$250	$251,663
2.50%, 08/22/22	192	184,928
2.90%, 11/15/21	377	373,980
3.25%, 11/10/24[a]	400	394,629
4.13%, 05/17/21	100	105,903
4.13%, 03/04/43	212	198,169
4.25%, 11/10/44[a]	200	190,261
5.65%, 05/16/18	400	439,933
6.38%, 05/16/38	450	557,186
Reynolds American Inc.
3.25%, 06/12/20	35	35,429
4.45%, 06/12/25 (Call 03/12/25)	80	82,055
4.75%, 11/01/42	250	232,245
5.85%, 08/15/45 (Call 02/12/45)	525	565,093
6.75%, 06/15/17	180	194,807
6.88%, 05/01/20[c]	500	578,050
7.25%, 06/15/37[a]	114	135,991

		7,850,025
AIRLINES — 0.33%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	34	36,287
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	868	919,899
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	120	115,800
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21	561	635,206
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26	235	237,425
Delta Air Lines Inc. 2009-1 Pass Through Trust Class A
7.75%, 06/17/21[a]	129	146,549
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	63	66,375

Security	Principal (000s)	Value
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	$250	$263,236
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	75	75,544
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	200	199,500

		2,695,821
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	80	76,441
3.63%, 05/01/43 (Call 11/01/42)	125	114,396
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	300	316,935

		507,772
AUTO MANUFACTURERS — 1.05%
American Honda Finance Corp.
1.20%, 07/14/17	352	350,438
2.15%, 03/13/20	250	247,944
2.25%, 08/15/19[a]	250	250,544
Daimler Finance North America LLC
8.50%, 01/18/31	210	306,589
Ford Motor Co.
4.75%, 01/15/43[a]	408	384,577
6.38%, 02/01/29[a]	100	112,263
6.50%, 08/01/18[a]	105	116,109
7.45%, 07/16/31	40	50,178
Ford Motor Credit Co. LLC
2.24%, 06/15/18	600	594,975
General Motors Co.
3.50%, 10/02/18	1,500	1,517,396
5.20%, 04/01/45	452	423,346
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	947,305
PACCAR Financial Corp.
1.10%, 06/06/17	250	248,951
1.45%, 03/09/18	295	293,893
Toyota Motor Credit Corp.
1.25%, 10/05/17	154	153,394
1.38%, 01/10/18[a]	312	310,506
1.45%, 01/12/18	797	794,557
2.00%, 09/15/16	184	186,239

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.13%, 07/18/19[a]	$560	$560,261
2.63%, 01/10/23	350	339,555
3.30%, 01/12/22	350	357,643
3.40%, 09/15/21	100	103,356

		8,650,019
AUTO PARTS & EQUIPMENT — 0.14%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)[a]	110	101,149
4.63%, 09/15/20	100	108,558
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	250	252,610
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	75	72,373
3.75%, 12/01/21 (Call 09/01/21)	182	184,027
4.25%, 03/01/21	80	83,213
4.95%, 07/02/64 (Call 01/02/64)	80	70,229
5.00%, 03/30/20	92	99,645
5.70%, 03/01/41	136	139,842

		1,111,646
BANKS — 18.97%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	500	499,121
4.00%, 03/13/24	350	363,306
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	215	214,378
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 06/13/17[a]	750	744,859
2.25%, 06/13/19	50	49,923
Banco do Brasil SA/Cayman
3.88%, 10/10/22	500	424,375
Bancolombia SA
5.95%, 06/03/21	200	213,000
Bank of America Corp.
1.70%, 08/25/17	170	169,864
2.00%, 01/11/18	800	799,949
2.65%, 04/01/19	752	758,096
3.30%, 01/11/23[a]	450	443,585
3.88%, 08/01/25[a]	250	251,920
4.00%, 04/01/24[a]	450	459,139
4.00%, 01/22/25	250	244,226
4.13%, 01/22/24	400	411,251

Security	Principal (000s)	Value
4.88%, 04/01/44[a]	$650	$673,729
5.00%, 05/13/21	125	136,686
5.42%, 03/15/17	500	525,461
5.63%, 07/01/20	850	954,043
5.65%, 05/01/18	550	598,830
5.70%, 01/24/22	370	418,066
5.75%, 12/01/17	650	702,728
5.88%, 01/05/21	375	427,018
5.88%, 02/07/42	226	263,558
6.11%, 01/29/37	400	452,652
6.40%, 08/28/17	276	299,645
6.50%, 08/01/16	425	444,982
6.50%, 07/15/18	100	111,156
6.88%, 04/25/18	575	643,772
7.63%, 06/01/19	520	613,938
7.75%, 05/14/38	550	736,203
Series L
4.75%, 04/21/45[a]	210	200,581
Bank of America N.A.
1.25%, 02/14/17[a]	750	748,481
1.75%, 06/05/18[a]	1,000	994,576
5.30%, 03/15/17	1,500	1,576,008
6.00%, 10/15/36	426	511,013
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	554	551,544
1.45%, 04/09/18 (Call 03/09/18)	682	675,047
Bank of New York Mellon Corp. (The)
1.35%, 03/06/18 (Call 02/06/18)	210	207,675
1.97%, 06/20/17[b]	180	180,882
2.20%, 05/15/19 (Call 04/15/19)	200	199,707
2.30%, 07/28/16	210	212,980
3.00%, 02/24/25 (Call 01/24/25)	85	81,922
3.55%, 09/23/21 (Call 08/23/21)	400	414,351
3.65%, 02/04/24 (Call 01/05/24)	300	308,684
5.45%, 05/15/19[a]	400	444,614
Bank of Nova Scotia (The)
1.10%, 12/13/16	300	299,651
1.30%, 07/21/17[a]	370	368,001
1.45%, 04/25/18	626	621,116
2.55%, 01/12/17	182	185,086
4.38%, 01/13/21	150	162,141
Barclays Bank PLC
3.75%, 05/15/24	400	401,429

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.00%, 09/22/16	$350	$363,598
5.13%, 01/08/20	350	389,000
5.14%, 10/14/20[a]	250	272,206
6.75%, 05/22/19[a]	450	520,340
Barclays PLC
2.88%, 06/08/20[a]	500	497,401
3.65%, 03/16/25	700	665,155
BB&T Corp.
2.15%, 03/22/17 (Call 02/22/17)[a]	450	454,310
2.25%, 02/01/19 (Call 01/02/19)	500	500,925
2.45%, 01/15/20 (Call 12/15/19)	626	626,196
6.85%, 04/30/19	255	294,638
BNP Paribas SA
1.38%, 03/17/17	405	402,748
2.38%, 09/14/17	225	227,840
2.70%, 08/20/18	450	457,701
3.25%, 03/03/23	400	400,501
4.25%, 10/15/24	200	199,228
5.00%, 01/15/21	400	446,298
BPCE SA
1.63%, 02/10/17	500	500,238
2.50%, 07/15/19	500	503,823
4.00%, 04/15/24[a]	250	255,837
Branch Banking & Trust Co.
1.35%, 10/01/17 (Call 09/01/17)	250	248,514
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	450	447,871
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	105	97,272
3.75%, 04/24/24 (Call 03/24/24)	400	388,428
4.75%, 07/15/21	40	42,868
6.75%, 09/15/17	150	164,128
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)	750	742,479
2.40%, 09/05/19 (Call 08/15/19)	250	245,651
Citigroup Inc.
1.70%, 04/27/18	500	494,188
1.80%, 02/05/18	595	592,157
2.15%, 07/30/18	250	249,911
2.50%, 07/29/19	650	648,978
3.30%, 04/27/25[a]	155	149,986
3.88%, 10/25/23	600	611,498

Security	Principal (000s)	Value
3.88%, 03/26/25	$500	$483,419
4.40%, 06/10/25	250	250,951
4.45%, 01/10/17	450	467,211
4.50%, 01/14/22	100	106,655
4.65%, 07/30/45	500	499,757
5.30%, 05/06/44[a]	200	209,928
5.38%, 08/09/20	650	722,186
5.50%, 09/13/25	850	928,701
6.00%, 08/15/17	475	511,814
6.00%, 10/31/33	355	399,623
6.13%, 11/21/17	400	435,298
6.13%, 05/15/18	225	248,174
8.13%, 07/15/39	550	796,673
8.50%, 05/22/19	675	815,686
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	500	499,951
Comerica Bank
5.75%, 11/21/16	500	527,565
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	400	398,993
1.90%, 09/18/17	500	504,610
2.30%, 09/06/19	500	497,297
2.30%, 03/12/20	500	498,031
Compass Bank
3.88%, 04/10/25 (Call 03/10/25)	500	466,503
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.38%, 01/19/17	150	153,957
3.88%, 02/08/22	530	552,813
4.50%, 01/11/21	75	81,725
5.75%, 12/01/43	500	547,300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18[a]	1,700	1,695,676
CorpBanca SA
3.13%, 01/15/18	200	200,500
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a,c]	1,255	1,248,464
3.75%, 03/26/25[a,c]	250	242,527
Credit Suisse/New York NY
1.75%, 01/29/18	800	797,698

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.00%, 10/29/21	$1,250	$1,243,551
3.63%, 09/09/24	250	248,930
4.38%, 08/05/20	1,000	1,084,371
5.40%, 01/14/20	160	176,008
Deutsche Bank AG
4.50%, 04/01/25	200	193,174
Deutsche Bank AG/London
1.88%, 02/13/18[a]	660	657,214
3.70%, 05/30/24[a]	440	435,084
6.00%, 09/01/17	600	647,546
Discover Bank/Greenwood DE
3.20%, 08/09/21 (Call 07/09/21)	250	245,451
7.00%, 04/15/20	550	632,933
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	30	30,223
8.25%, 03/01/38	325	461,494
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	500	498,551
2.88%, 10/01/21 (Call 09/01/21)	200	198,703
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	560	565,499
2.55%, 10/23/19	830	831,866
2.60%, 04/23/20 (Call 03/23/20)[a]	752	749,631
3.63%, 01/22/23	500	502,371
3.85%, 07/08/24 (Call 04/08/24)	850	859,251
5.25%, 07/27/21	726	805,811
5.38%, 03/15/20	350	387,496
5.63%, 01/15/17	592	622,615
5.75%, 01/24/22	700	793,790
5.95%, 01/18/18	420	458,140
5.95%, 01/15/27	250	279,586
6.00%, 06/15/20	100	113,800
6.13%, 02/15/33	550	651,148
6.15%, 04/01/18	706	777,473
6.25%, 09/01/17	200	217,031
6.25%, 02/01/41	1,180	1,401,792
6.75%, 10/01/37	217	258,200
7.50%, 02/15/19	450	524,163
HSBC Bank USA N.A./Buffalo NY
4.88%, 08/24/20	750	823,992
HSBC Holdings PLC
5.10%, 04/05/21[a]	64	70,900
6.10%, 01/14/42	237	293,373

Security	Principal (000s)	Value
6.50%, 05/02/36	$600	$698,636
6.50%, 09/15/37	349	413,590
6.80%, 06/01/38	600	732,376
HSBC USA Inc.
1.63%, 01/16/18	800	795,787
2.35%, 03/05/20	250	246,389
3.50%, 06/23/24	550	553,259
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	500	498,666
1.70%, 02/26/18 (Call 01/26/18)	250	247,576
2.40%, 04/01/20 (Call 03/01/20)	250	246,335
Intesa Sanpaolo SpA
3.88%, 01/16/18	700	720,372
5.25%, 01/12/24	200	213,783
JPMorgan Chase & Co.
1.35%, 02/15/17	500	499,344
2.20%, 10/22/19	506	501,194
2.25%, 01/23/20 (Call 12/23/19)	600	592,748
3.13%, 01/23/25 (Call 10/23/24)	456	437,056
3.15%, 07/05/16	400	407,166
3.20%, 01/25/23	950	933,300
3.63%, 05/13/24	350	349,311
3.88%, 09/10/24	300	295,369
3.90%, 07/15/25 (Call 04/15/25)[a]	250	253,592
4.13%, 12/15/26[a]	1,000	990,505
4.25%, 10/15/20[a]	352	374,594
4.35%, 08/15/21	280	298,235
4.40%, 07/22/20	442	473,228
4.50%, 01/24/22	1,000	1,067,414
4.63%, 05/10/21	250	270,120
4.85%, 02/01/44[a]	500	526,005
5.40%, 01/06/42	432	483,525
5.50%, 10/15/40	300	339,334
5.60%, 07/15/41	250	287,046
6.00%, 01/15/18	424	463,066
6.30%, 04/23/19	380	430,807
6.40%, 05/15/38	225	281,203
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	2,200	2,381,410
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	497,617
KeyCorp
5.10%, 03/24/21[a]	300	330,567

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
KfW
0.88%, 12/15/17	$2,600	$2,591,651
1.13%, 08/06/18	382	380,742
1.25%, 10/05/16	1,400	1,410,316
2.00%, 05/02/25	1,300	1,251,623
2.13%, 01/17/23	1,050	1,047,088
2.38%, 08/25/21	175	179,222
2.50%, 11/20/24	250	252,272
2.75%, 09/08/20	2,000	2,094,083
2.75%, 10/01/20	1,500	1,571,040
4.00%, 01/27/20	1,650	1,816,069
4.50%, 07/16/18	450	491,560
4.88%, 01/17/17	500	528,941
4.88%, 06/17/19	500	562,119
Korea Development Bank (The)
1.50%, 01/22/18	500	495,328
3.75%, 01/22/24[a]	200	208,018
3.88%, 05/04/17	1,100	1,140,413
4.63%, 11/16/21	300	330,233
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	400	398,781
1.38%, 10/23/19	400	396,570
1.88%, 09/17/18	450	458,160
2.00%, 01/13/25	500	482,935
2.38%, 09/13/17	425	437,112
5.00%, 11/08/16	170	178,796
Lloyds Bank PLC
2.35%, 09/05/19	800	800,238
4.20%, 03/28/17	500	519,807
6.38%, 01/21/21	55	64,794
Manufacturers & Traders Trust Co.
1.40%, 07/25/17 (Call 06/25/17)	250	248,411
2.25%, 07/25/19 (Call 06/25/19)	500	500,142
2.90%, 02/06/25 (Call 01/06/25)	250	236,766
Morgan Stanley
2.13%, 04/25/18	500	501,569
2.50%, 01/24/19	600	602,092
2.65%, 01/27/20	500	500,155
3.95%, 04/23/27	100	95,393
4.00%, 07/23/25	155	157,775
4.10%, 05/22/23[a]	500	503,234
4.30%, 01/27/45	500	469,587
4.35%, 09/08/26	365	364,330

Security	Principal (000s)	Value
4.88%, 11/01/22	$400	$424,132
5.00%, 11/24/25	250	263,476
5.45%, 01/09/17	450	473,185
5.50%, 07/28/21	155	173,234
5.63%, 09/23/19	200	222,826
5.75%, 10/18/16	1,154	1,210,875
5.75%, 01/25/21	400	452,911
5.95%, 12/28/17	1,100	1,198,423
6.38%, 07/24/42	725	888,493
6.63%, 04/01/18	532	592,178
7.25%, 04/01/32	350	456,150
7.30%, 05/13/19	525	613,661
Series F
3.88%, 04/29/24	350	354,462
MUFG Americas Holdings Corp.
3.50%, 06/18/22	400	403,580
National Australia Bank Ltd./New York
2.30%, 07/25/18	500	504,168
2.63%, 07/23/20[a]	250	251,173
National City Corp.
6.88%, 05/15/19	400	458,610
Northern Trust Corp.
3.38%, 08/23/21	500	520,137
Oesterreichische Kontrollbank AG
1.63%, 03/12/19	850	854,953
5.00%, 04/25/17	700	747,182
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)[d]	1,900	1,893,584
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[d]	350	351,233
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[d]	312	315,597
4.38%, 08/11/20[d]	250	270,556
5.13%, 02/08/20[d]	395	438,413
Regions Bank/Birmingham AL
6.45%, 06/26/37	250	294,364
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	150	148,426
Royal Bank of Canada
1.50%, 01/16/18	550	547,417
2.15%, 03/15/19[a]	700	700,183

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	$400	$446,074
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20	275	309,625
6.13%, 01/11/21	90	103,866
Santander Bank N.A.
8.75%, 05/30/18	250	286,887
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)	150	147,476
Societe Generale SA
2.63%, 10/01/18	250	253,879
State Street Corp.
3.30%, 12/16/24	250	247,011
3.70%, 11/20/23	350	358,698
4.38%, 03/07/21	212	231,312
4.96%, 03/15/18	152	161,890
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	500	496,339
1.50%, 01/18/18	750	743,350
2.25%, 07/11/19	500	497,204
2.45%, 01/16/20[a]	250	249,048
3.40%, 07/11/24	350	348,635
SunTrust Bank/Atlanta GA
5.00%, 09/01/15	77	77,000
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	600	614,707
SVB Financial Group
3.50%, 01/29/25	250	238,359
Svenska Handelsbanken AB
2.25%, 06/17/19	500	503,404
2.88%, 04/04/17	500	511,635
Toronto-Dominion Bank (The)
1.40%, 04/30/18	650	643,223
2.25%, 11/05/19[a]	400	400,913
2.38%, 10/19/16	112	113,805
2.63%, 09/10/18	250	255,286
U.S. Bancorp
2.20%, 04/25/19 (Call 03/25/19)	250	251,350
3.00%, 03/15/22 (Call 02/15/22)	250	251,888
4.13%, 05/24/21 (Call 04/23/21)	250	268,637
Series F
2.20%, 11/15/16 (Call 10/14/16)	460	466,174

Security	Principal (000s)	Value
U.S. Bank N.A./Cincinnati OH
1.10%, 01/30/17 (Call 12/30/16)	$500	$500,387
2.80%, 01/27/25 (Call 12/27/24)	500	479,875
UBS AG/Stamford CT
2.38%, 08/14/19	1,900	1,900,904
4.88%, 08/04/20	500	554,155
5.75%, 04/25/18	450	493,057
Series 10
5.88%, 07/15/16[a]	400	414,597
Wachovia Corp.
5.50%, 08/01/35	100	110,368
5.63%, 10/15/16	260	272,809
5.75%, 06/15/17	400	429,582
5.75%, 02/01/18	775	847,018
7.50%, 04/15/35	100	132,640
Wells Fargo & Co.
1.50%, 01/16/18	400	398,121
3.00%, 02/19/25	415	398,688
3.30%, 09/09/24	1,500	1,484,846
3.50%, 03/08/22	620	636,340
3.68%, 06/15/16[a,b]	500	511,360
3.90%, 05/01/45	400	366,231
4.10%, 06/03/26	840	842,784
4.13%, 08/15/23	200	206,770
4.60%, 04/01/21	275	299,789
5.13%, 09/15/16	150	156,074
5.38%, 11/02/43	100	107,805
5.61%, 01/15/44	1,170	1,301,057
5.63%, 12/11/17	555	603,566
Series M
3.45%, 02/13/23	270	267,352
Series N
2.15%, 01/30/20[a]	500	494,952
Westpac Banking Corp.
1.60%, 01/12/18	700	695,928
2.00%, 08/14/17[a]	582	588,801
4.88%, 11/19/19	380	416,017

		155,838,727
BEVERAGES — 1.56%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	120	130,637
6.45%, 09/01/37	478	603,980

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	$250	$250,465
2.63%, 01/17/23[a]	200	191,333
3.70%, 02/01/24[a]	420	427,572
4.00%, 01/17/43	75	69,208
4.63%, 02/01/44[a]	350	355,115
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	500,770
4.38%, 02/15/21	75	81,363
5.38%, 01/15/20	96	107,606
6.38%, 01/15/40	210	264,531
6.88%, 11/15/19	250	294,573
7.75%, 01/15/19	250	294,027
8.20%, 01/15/39[a]	230	342,440
Beam Suntory Inc.
3.25%, 05/15/22 (Call 02/15/22)	150	146,009
Coca-Cola Co. (The)
1.65%, 03/14/18[a]	300	301,844
1.80%, 09/01/16[a]	300	303,008
3.15%, 11/15/20	420	435,900
3.20%, 11/01/23	252	254,688
3.30%, 09/01/21	462	478,761
Coca-Cola Enterprises Inc.
2.00%, 08/19/16	250	252,299
4.50%, 09/01/21 (Call 06/01/21)	400	431,659
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	200	201,945
5.25%, 11/26/43	300	325,489
Diageo Capital PLC
1.13%, 04/29/18	405	397,383
2.63%, 04/29/23 (Call 01/29/23)	280	265,992
3.88%, 04/29/43 (Call 10/29/42)	35	31,697
5.75%, 10/23/17	376	407,998
5.88%, 09/30/36	78	91,062
Diageo Investment Corp.
4.25%, 05/11/42	200	193,995
Dr. Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)[a]	450	450,188
Molson Coors Brewing Co.
2.00%, 05/01/17	250	251,466
5.00%, 05/01/42[a]	250	237,193

Security	Principal (000s)	Value
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	$785	$1,058,219
PepsiCo Inc.
1.25%, 08/13/17	300	300,050
2.75%, 04/30/25 (Call 01/30/25)	312	296,620
3.00%, 08/25/21	750	762,678
3.60%, 03/01/24 (Call 12/01/23)	200	204,729
4.00%, 03/05/42[a]	228	212,364
4.60%, 07/17/45 (Call 01/17/45)	206	211,275
7.90%, 11/01/18	367	434,319

		12,852,450
BIOTECHNOLOGY — 0.81%
Amgen Inc.
2.13%, 05/15/17	302	304,546
2.20%, 05/22/19 (Call 04/22/19)	500	495,705
2.50%, 11/15/16[a]	504	511,563
3.88%, 11/15/21 (Call 08/15/21)	192	198,532
4.10%, 06/15/21 (Call 03/15/21)[a]	237	248,457
4.40%, 05/01/45 (Call 11/01/44)[a]	226	209,649
5.15%, 11/15/41 (Call 05/15/41)[a]	950	968,646
5.38%, 05/15/43 (Call 11/15/42)	250	261,440
5.65%, 06/15/42 (Call 12/15/41)	180	195,806
5.75%, 03/15/40	50	54,796
5.85%, 06/01/17	275	294,631
6.38%, 06/01/37	30	35,240
Celgene Corp.
3.25%, 08/15/22	400	391,423
3.63%, 05/15/24 (Call 02/15/24)	252	247,809
3.95%, 10/15/20	200	209,030
4.63%, 05/15/44 (Call 11/15/43)	200	186,809
Gilead Sciences Inc.
2.35%, 02/01/20	200	199,647
3.05%, 12/01/16	100	102,235
3.70%, 04/01/24 (Call 01/01/24)	250	252,667
4.40%, 12/01/21 (Call 09/01/21)	154	164,952
4.50%, 04/01/21 (Call 01/01/21)	200	215,790
4.50%, 02/01/45 (Call 08/01/44)	750	742,452
5.65%, 12/01/41 (Call 06/01/41)	152	171,144

		6,662,969

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.04%
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	$352	$353,038

		353,038
CHEMICALS — 1.78%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	306	296,500
4.13%, 03/15/35 (Call 09/15/34)	45	39,649
5.25%, 01/15/45 (Call 07/15/44)	300	300,300
6.75%, 01/15/19	78	88,486
Air Products & Chemicals Inc.
2.00%, 08/02/16	88	88,891
3.00%, 11/03/21	200	200,083
4.38%, 08/21/19	150	161,501
Airgas Inc.
3.65%, 07/15/24 (Call 04/15/24)	180	177,296
Albemarle Corp.
4.50%, 12/15/20 (Call 09/15/20)	200	210,182
Cabot Corp.
3.70%, 07/15/22	50	49,845
CF Industries Inc.
5.38%, 03/15/44[a]	256	248,444
7.13%, 05/01/20	350	407,571
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	212	204,432
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	400	388,564
4.13%, 11/15/21 (Call 08/15/21)	290	301,372
4.25%, 10/01/34 (Call 04/01/34)[a]	500	457,502
4.38%, 11/15/42 (Call 05/15/42)[a]	208	186,697
8.55%, 05/15/19	352	424,649
9.40%, 05/15/39	170	249,948
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	450	445,866
3.80%, 03/15/25 (Call 12/15/24)[a]	200	195,592
5.50%, 11/15/19	275	303,768
Ecolab Inc.
1.45%, 12/08/17	100	98,738
3.00%, 12/08/16	102	103,992
4.35%, 12/08/21	418	447,740
5.50%, 12/08/41	100	112,107
EI du Pont de Nemours & Co.
2.80%, 02/15/23	212	202,993

Security	Principal (000s)	Value
3.63%, 01/15/21[a]	$336	$351,058
4.15%, 02/15/43	204	193,027
4.63%, 01/15/20	182	198,375
5.25%, 12/15/16	108	113,517
6.00%, 07/15/18	335	372,686
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	100	100,267
Lubrizol Corp.
8.88%, 02/01/19	250	303,503
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	400	382,899
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	1,500	1,618,942
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)[a]	300	293,225
Monsanto Co.
2.85%, 04/15/25 (Call 01/15/25)	350	320,977
3.38%, 07/15/24 (Call 04/15/24)	422	404,859
4.40%, 07/15/44 (Call 01/15/44)	306	275,382
5.88%, 04/15/38	25	27,429
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	260	267,098
5.63%, 11/15/43 (Call 05/15/43)	225	237,473
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	154	144,166
3.25%, 12/01/17	180	185,158
5.63%, 12/01/40[a]	182	198,395
6.50%, 05/15/19	160	182,861
PPG Industries Inc.
3.60%, 11/15/20	100	103,542
5.50%, 11/15/40[a]	82	92,372
Praxair Inc.
1.25%, 11/07/18	130	127,194
2.20%, 08/15/22 (Call 05/15/22)	400	378,807
2.45%, 02/15/22 (Call 11/15/21)	92	88,886
2.65%, 02/05/25 (Call 11/05/24)	170	162,828
3.00%, 09/01/21	100	100,865
4.05%, 03/15/21	52	55,472
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	400	416,000
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	180	173,836

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	$100	$93,033
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,214
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	120	123,253
4.40%, 02/01/45 (Call 08/01/44)	140	127,269

		14,658,576
COMMERCIAL SERVICES — 0.60%
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	159	175,316
Catholic Health Initiatives
4.35%, 11/01/42	200	181,330
Emory University
5.63%, 09/01/19	40	45,560
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	195,535
6.30%, 07/01/17	100	107,434
Massachusetts Institute of Technology
4.68%, 07/01/14	180	187,318
5.60%, 07/01/11	80	99,431
MasterCard Inc.
3.38%, 04/01/24	250	252,861
McGraw Hill Financial Inc.
4.00%, 06/15/25 (Call 03/15/25)[c]	500	482,221
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)[a]	200	201,852
4.88%, 02/15/24 (Call 11/15/23)	250	266,060
5.50%, 09/01/20	100	111,321
Northwestern University
3.69%, 12/01/38	200	192,689
Princeton University
Series A
4.95%, 03/01/19	250	276,219
Synchrony Financial
1.88%, 08/15/17 (Call 07/15/17)	200	198,985
3.00%, 08/15/19 (Call 07/15/19)	300	300,087
4.25%, 08/15/24 (Call 05/15/24)	400	391,215
Vanderbilt University (The)
5.25%, 04/01/19	125	139,014
Verisk Analytics Inc.
4.13%, 09/12/22	350	354,775

Security	Principal (000s)	Value
Western Union Co. (The)
3.65%, 08/22/18	$120	$124,168
5.25%, 04/01/20	160	173,242
5.93%, 10/01/16	230	239,910
6.20%, 11/17/36[a]	100	97,766
6.20%, 06/21/40	105	100,600

		4,894,909
COMPUTERS — 1.59%
Apple Inc.
1.00%, 05/03/18[a]	200	197,740
1.55%, 02/07/20	200	195,265
2.00%, 05/06/20	485	481,940
2.10%, 05/06/19	1,700	1,715,511
2.40%, 05/03/23	406	387,226
2.50%, 02/09/25	475	446,197
3.45%, 05/06/24	600	611,223
3.45%, 02/09/45	322	270,708
3.85%, 05/04/43	600	545,421
4.45%, 05/06/44	400	400,442
Computer Sciences Corp.
6.50%, 03/15/18	240	263,767
EMC Corp./MA
1.88%, 06/01/18	324	322,038
3.38%, 06/01/23 (Call 03/01/23)[a]	450	438,692
Hewlett-Packard Co.
2.60%, 09/15/17	350	353,885
2.65%, 06/01/16	352	355,849
2.75%, 01/14/19	100	100,665
3.00%, 09/15/16	200	203,202
4.30%, 06/01/21	162	168,329
4.38%, 09/15/21	300	312,313
4.65%, 12/09/21	416	438,107
6.00%, 09/15/41	232	231,302
International Business Machines Corp.
1.25%, 02/06/17	500	501,477
1.63%, 05/15/20[a]	250	243,800
2.90%, 11/01/21	900	912,080
3.63%, 02/12/24	300	302,913
4.00%, 06/20/42[a]	115	104,711
5.60%, 11/30/39	342	389,312
5.70%, 09/14/17	434	471,777
6.50%, 01/15/28	150	187,627
7.63%, 10/15/18	570	667,458

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
NetApp Inc.
2.00%, 12/15/17	$330	$329,546
Seagate HDD Cayman
4.75%, 06/01/23	500	485,726
5.75%, 12/01/34 (Call 06/01/34)[c]	60	56,708

		13,092,957
COSMETICS & PERSONAL CARE — 0.27%
Colgate-Palmolive Co.
1.30%, 01/15/17	250	251,219
2.95%, 11/01/20	200	208,357
3.25%, 03/15/24	315	322,059
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22	100	96,551
4.38%, 06/15/45 (Call 12/15/44)[a]	106	106,555
Procter & Gamble Co. (The)
1.90%, 11/01/19[a]	410	410,451
2.30%, 02/06/22	221	218,374
4.70%, 02/15/19	186	204,700
5.55%, 03/05/37	354	424,470

		2,242,736
DISTRIBUTION & WHOLESALE — 0.07%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	154	158,996
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)[a]	200	202,892
5.25%, 09/01/17	200	211,705

		573,593
DIVERSIFIED FINANCIAL SERVICES — 3.79%
Affiliated Managers Group Inc.
3.50%, 08/01/25	226	216,800
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)[a]	250	248,821
3.88%, 04/01/21 (Call 03/01/21)[a]	375	377,454
Alterra Finance LLC
6.25%, 09/30/20	100	114,233
American Express Co.
1.55%, 05/22/18	302	299,184
2.65%, 12/02/22	212	202,495
3.63%, 12/05/24 (Call 11/04/24)	250	243,718
4.05%, 12/03/42	227	211,280
6.15%, 08/28/17	150	162,582
6.80%, 09/01/66 (Call 09/01/16)[e]	128	129,280
7.00%, 03/19/18	406	455,975

Security	Principal (000s)	Value
American Express Credit Corp.
1.13%, 06/05/17	$900	$893,511
1.55%, 09/22/17	145	144,674
2.80%, 09/19/16	406	413,222
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	200	202,298
4.00%, 10/15/23	50	51,749
Associates Corp. of North America
6.95%, 11/01/18	505	573,774
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	450	473,137
7.25%, 02/01/18	475	531,711
Capital One Bank USA N.A.
2.30%, 06/05/19 (Call 05/05/19)[a]	500	491,789
8.80%, 07/15/19	850	1,024,001
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	216	209,859
3.23%, 09/01/22	205	207,232
CME Group Inc./IL
3.00%, 09/15/22	112	110,590
5.30%, 09/15/43 (Call 03/15/43)	154	170,405
Credit Suisse USA Inc.
7.13%, 07/15/32	80	104,716
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	70,848
3.95%, 11/06/24 (Call 08/06/24)	180	173,254
5.20%, 04/27/22	160	168,239
Ford Motor Credit Co. LLC
2.38%, 01/16/18	500	500,253
3.66%, 09/08/24	450	432,007
4.25%, 02/03/17	600	618,904
5.00%, 05/15/18	1,400	1,490,872
5.75%, 02/01/21	1,100	1,233,098
8.00%, 12/15/16	300	323,414
Franklin Resources Inc.
2.80%, 09/15/22	62	61,214
2.85%, 03/30/25	270	256,852
General Electric Capital Corp.
1.63%, 04/02/18[a]	900	897,110
2.20%, 01/09/20 (Call 12/09/19)	1,050	1,046,861
3.45%, 05/15/24 (Call 02/13/24)	600	610,532
4.63%, 01/07/21	225	246,527
4.65%, 10/17/21	575	631,369

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.30%, 02/11/21	$470	$529,143
5.40%, 02/15/17	270	285,944
5.63%, 09/15/17	500	541,352
5.63%, 05/01/18	275	301,865
5.88%, 01/14/38	1,150	1,387,455
6.00%, 08/07/19	845	963,896
6.38%, 11/15/67 (Call 11/15/17)[e]	600	641,250
6.88%, 01/10/39	950	1,275,215
Series A
6.75%, 03/15/32	467	611,721
Goldman Sachs Capital I
6.35%, 02/15/34	720	827,030
HSBC Finance Corp.
6.68%, 01/15/21	514	596,233
International Lease Finance Corp.
6.75%, 09/01/16[c]	500	520,625
Invesco Finance PLC
4.00%, 01/30/24	450	463,910
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	250,458
Jefferies Group LLC
5.13%, 04/13/18	195	205,587
6.45%, 06/08/27	125	131,290
6.50%, 01/20/43	160	151,354
6.88%, 04/15/21	100	111,717
8.50%, 07/15/19[a]	180	213,808
Lazard Group LLC
6.85%, 06/15/17	54	58,449
Legg Mason Inc.
5.63%, 01/15/44	130	134,352
Murray Street Investment Trust I
4.65%, 03/09/17[b]	450	469,213
NASDAQ OMX Group Inc. (The)
5.25%, 01/16/18	83	89,119
5.55%, 01/15/20	250	273,333
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[a]	325	323,197
2.30%, 11/15/19 (Call 10/15/19)	100	100,030
3.05%, 02/15/22 (Call 11/15/21)	80	79,996
10.38%, 11/01/18	500	624,300
Series C
8.00%, 03/01/32	200	276,804

Security	Principal (000s)	Value
Nomura Holdings Inc.
2.00%, 09/13/16	$390	$391,028
2.75%, 03/19/19	316	318,106
6.70%, 03/04/20	154	179,114
NYSE Holdings LLC
2.00%, 10/05/17	500	502,955
TD Ameritrade Holding Corp.
5.60%, 12/01/19	250	282,755

		31,138,448
ELECTRIC — 5.44%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	89,988
3.38%, 10/01/20	175	182,331
3.75%, 03/01/45 (Call 09/01/44)	155	137,442
4.10%, 01/15/42	150	141,385
4.15%, 08/15/44 (Call 02/15/44)	280	264,532
6.00%, 03/01/39	225	270,223
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	198,850
4.30%, 07/01/44 (Call 01/01/44)	226	225,518
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	210	209,102
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)[a]	250	236,620
7.00%, 04/01/38	100	126,996
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	200	199,235
4.50%, 04/01/42 (Call 10/01/41)	350	354,689
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	154	153,987
2.40%, 02/01/20 (Call 01/01/20)	200	199,232
4.50%, 02/01/45 (Call 08/01/44)	350	340,371
5.15%, 11/15/43 (Call 05/15/43)	256	272,784
5.75%, 04/01/18	154	168,457
6.13%, 04/01/36	388	457,969
6.50%, 09/15/37	190	232,954
CenterPoint Energy Houston Electric LLC
4.50%, 04/01/44 (Call 10/01/43)	300	309,083
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	225	252,798

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	$100	$100,827
3.10%, 11/01/24 (Call 08/01/24)	300	294,089
3.40%, 09/01/21 (Call 06/01/21)	200	205,885
3.70%, 03/01/45 (Call 09/01/44)	300	269,018
5.80%, 03/15/18	165	181,729
6.45%, 01/15/38	140	178,408
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	144,096
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	300	298,780
3.95%, 03/01/43 (Call 09/01/42)	120	110,665
4.63%, 12/01/54 (Call 06/01/54)	325	315,373
5.50%, 12/01/39	5	5,659
6.30%, 08/15/37	298	368,838
6.65%, 04/01/19	200	230,560
Consumers Energy Co.
3.13%, 08/31/24[a]	200	197,739
3.38%, 08/15/23 (Call 05/15/23)	125	126,904
4.35%, 08/31/64 (Call 02/28/64)[a]	106	100,607
6.70%, 09/15/19	400	468,483
Delmarva Power & Light Co.
3.50%, 11/15/23 (Call 08/15/23)	50	50,586
4.00%, 06/01/42 (Call 12/01/41)	350	326,905
Dominion Gas Holdings LLC
4.80%, 11/01/43 (Call 05/01/43)	200	192,144
Dominion Resources Inc./VA
1.25%, 03/15/17	150	149,112
2.50%, 12/01/19 (Call 11/01/19)	150	149,744
4.45%, 03/15/21	225	240,440
4.70%, 12/01/44 (Call 06/01/44)[a]	150	147,349
7.00%, 06/15/38	140	173,560
Series B
2.75%, 09/15/22 (Call 06/15/22)	160	153,332
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	180	162,230
5.70%, 10/01/37	160	188,864
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	345	343,719
3.85%, 12/01/23 (Call 09/01/23)	100	102,415
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	210	192,575

Security	Principal (000s)	Value
3.90%, 06/15/21 (Call 03/15/21)	$350	$373,476
4.25%, 12/15/41 (Call 06/15/41)[a]	360	358,705
6.05%, 04/15/38	182	224,957
Duke Energy Corp.
1.63%, 08/15/17	250	250,401
2.15%, 11/15/16	382	386,368
3.05%, 08/15/22 (Call 05/15/22)	300	294,983
3.55%, 09/15/21 (Call 06/15/21)	200	206,970
3.75%, 04/15/24 (Call 01/15/24)[a]	250	253,213
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	300	280,615
5.65%, 04/01/40	100	119,119
6.40%, 06/15/38	97	124,518
Duke Energy Indiana Inc.
6.35%, 08/15/38	200	254,540
Duke Energy Progress LLC
4.15%, 12/01/44 (Call 06/01/44)[a]	335	327,055
5.30%, 01/15/19	200	221,468
Edison International
3.75%, 09/15/17	200	208,217
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	300	313,838
4.95%, 12/15/44 (Call 12/15/24)	100	100,354
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	150	149,979
Entergy Texas Inc.
7.13%, 02/01/19	500	577,180
Exelon Corp.
3.95%, 06/15/25 (Call 03/15/25)	500	500,738
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	270	268,983
4.00%, 10/01/20 (Call 07/01/20)	150	155,050
5.20%, 10/01/19	200	217,652
5.60%, 06/15/42 (Call 12/15/41)	355	350,466
6.25%, 10/01/39	100	105,891
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	350	375,374
6.80%, 08/15/39	352	352,282
Florida Power & Light Co.
4.05%, 10/01/44 (Call 04/01/44)	300	291,847
5.25%, 02/01/41 (Call 08/01/40)	200	230,791
5.95%, 02/01/38	175	216,478
5.96%, 04/01/39	115	142,861

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Georgia Power Co.
4.30%, 03/15/42	$245	$218,531
5.40%, 06/01/40	150	155,354
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,759
Hydro-Quebec
1.38%, 06/19/17	500	503,837
8.05%, 07/07/24	435	599,659
Iberdrola International BV
6.75%, 07/15/36	200	246,718
Indiana Michigan Power Co.
7.00%, 03/15/19	180	207,981
Integrys Energy Group Inc.
4.17%, 11/01/20	100	106,336
Interstate Power & Light Co.
6.25%, 07/15/39	100	124,713
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	250	257,580
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	200	216,405
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	110	122,940
LG&E and KU Energy LLC
4.38%, 10/01/21 (Call 07/01/21)	150	161,863
Nevada Power Co.
6.65%, 04/01/36	250	316,047
7.13%, 03/15/19	260	302,475
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	133,601
4.50%, 06/01/21 (Call 03/01/21)	100	107,331
6.00%, 03/01/19	135	150,299
Series D
7.30%, 09/01/67 (Call 09/01/17)[e]	800	796,000
NiSource Finance Corp.
5.65%, 02/01/45 (Call 08/01/44)	150	169,490
5.80%, 02/01/42 (Call 08/01/41)	350	398,019
6.40%, 03/15/18	116	128,718
Northern States Power Co./MN
4.13%, 05/15/44 (Call 11/15/43)[a]	500	494,346
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	239,249
5.50%, 03/15/40	125	145,656

Security	Principal (000s)	Value
Oglethorpe Power Corp.
5.25%, 09/01/50	$200	$210,180
5.38%, 11/01/40	95	103,030
Ohio Power Co.
Series M
5.38%, 10/01/21	170	191,869
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	100	102,519
5.25%, 05/15/41 (Call 11/15/40)	155	173,090
6.35%, 09/01/18	100	112,754
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	204	202,629
2.95%, 04/01/25 (Call 01/01/25)[c]	250	236,902
6.80%, 09/01/18	150	169,915
7.00%, 09/01/22	170	206,058
7.50%, 09/01/38	236	322,412
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	200	190,698
3.40%, 08/15/24 (Call 05/15/24)	140	139,025
3.75%, 02/15/24 (Call 11/15/23)	225	230,260
4.75%, 02/15/44 (Call 08/15/43)	275	283,964
5.40%, 01/15/40	5	5,572
6.05%, 03/01/34	600	719,081
6.25%, 03/01/39	450	549,122
8.25%, 10/15/18	180	212,964
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	378	377,980
3.60%, 04/01/24 (Call 01/01/24)	276	282,375
3.85%, 06/15/21 (Call 03/15/21)	260	276,772
5.25%, 06/15/35	100	111,531
6.00%, 01/15/39	250	304,988
Portland General Electric Co.
6.10%, 04/15/19	200	224,468
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	203,871
PPL Capital Funding Inc.
4.20%, 06/15/22 (Call 03/15/22)	400	417,399
5.00%, 03/15/44 (Call 09/15/43)	154	158,890
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,301
5.20%, 07/15/41 (Call 01/15/41)	225	254,469

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	$100	$106,543
7.75%, 03/01/31	225	299,267
PSEG Power LLC
2.45%, 11/15/18 (Call 10/15/18)	150	150,212
4.15%, 09/15/21 (Call 06/15/21)	100	102,789
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	381,799
4.75%, 08/15/41 (Call 02/15/41)	50	53,761
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	350	356,773
Public Service Co. of Oklahoma
4.40%, 02/01/21	180	193,047
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	600	572,319
4.05%, 05/01/45 (Call 11/01/44)	250	241,900
5.50%, 03/01/40	110	129,635
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[c]	250	241,034
Puget Sound Energy Inc.
5.76%, 10/01/39	280	336,407
5.76%, 07/15/40	150	180,925
San Diego Gas & Electric Co.
1.91%, 02/01/22	232	228,676
3.00%, 08/15/21	200	203,918
3.95%, 11/15/41	300	287,088
6.00%, 06/01/39	50	62,370
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	200	200,261
4.75%, 05/15/21 (Call 02/15/21)	50	52,340
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	250	248,338
6.05%, 01/15/38	125	146,416
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	150	160,599
4.65%, 10/01/43 (Call 04/01/43)	600	630,440
5.50%, 08/15/18	200	221,495
5.50%, 03/15/40	140	163,135
5.75%, 04/01/35	160	190,665
6.00%, 01/15/34	62	75,622
Southern Co. (The)
1.95%, 09/01/16	225	226,804
2.75%, 06/15/20 (Call 05/15/20)	340	338,598

Security	Principal (000s)	Value
Southern Power Co.
5.15%, 09/15/41	$100	$99,674
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	50	50,694
3.90%, 04/01/45 (Call 10/01/44)	325	284,004
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	200	194,075
4.20%, 05/15/45 (Call 11/15/44)	250	245,290
TECO Finance Inc.
6.57%, 11/01/17	135	148,348
TransAlta Corp.
1.90%, 06/03/17	500	488,635
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	125	139,397
UIL Holdings Corp.
4.63%, 10/01/20	100	103,581
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	100	101,592
6.70%, 02/01/19	110	126,431
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	179,990
4.45%, 02/15/44 (Call 08/15/43)[a]	565	575,662
5.40%, 04/30/18	191	209,051
8.88%, 11/15/38	205	321,405
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	250	242,244
4.13%, 03/01/42 (Call 09/01/41)	50	48,680
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	201,680
4.25%, 12/15/19	450	482,922
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	150	146,924
Wisconsin Public Service Corp.
4.75%, 11/01/44 (Call 05/01/44)	50	53,936
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	250	271,900
6.50%, 07/01/36	225	275,248

		44,688,084
ELECTRICAL COMPONENTS & EQUIPMENT — 0.12%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	500	485,886
4.25%, 11/15/20[a]	250	271,322

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.00%, 04/15/19	$175	$192,980

		950,188
ELECTRONICS — 0.61%
Agilent Technologies Inc.
5.00%, 07/15/20	332	362,790
Amphenol Corp.
4.00%, 02/01/22 (Call 11/01/21)	300	305,903
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	175	168,492
Avnet Inc.
4.88%, 12/01/22	152	159,110
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	184,066
Flextronics International Ltd.
4.63%, 02/15/20	250	255,625
4.75%, 06/15/25 (Call 03/15/25)[a,c]	225	215,605
Honeywell International Inc.
4.25%, 03/01/21	312	342,550
5.00%, 02/15/19	130	143,912
5.30%, 03/01/18	132	144,493
5.70%, 03/15/37	280	335,897
Jabil Circuit Inc.
4.70%, 09/15/22	312	312,000
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)[c]	200	192,708
Koninklijke Philips NV
3.75%, 03/15/22	300	295,700
5.00%, 03/15/42	184	175,605
5.75%, 03/11/18	62	66,902
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	50	54,302
Thermo Fisher Scientific Inc.
1.85%, 01/15/18	150	149,299
2.25%, 08/15/16	90	90,774
4.15%, 02/01/24 (Call 11/01/23)	406	413,014
4.50%, 03/01/21	500	532,747
5.30%, 02/01/44 (Call 08/01/43)	100	104,595

		5,006,089
ENGINEERING & CONSTRUCTION — 0.08%
ABB Finance USA Inc.
1.63%, 05/08/17	40	39,989
2.88%, 05/08/22	406	398,558

Security	Principal (000s)	Value
Fluor Corp.
3.38%, 09/15/21	$250	$255,250

		693,797
ENVIRONMENTAL CONTROL — 0.23%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	204	196,004
3.80%, 05/15/18	150	156,861
4.75%, 05/15/23 (Call 02/15/23)	400	432,256
5.25%, 11/15/21	102	113,121
5.70%, 05/15/41 (Call 11/15/40)	200	224,787
6.20%, 03/01/40	72	85,236
Waste Management Inc.
2.60%, 09/01/16	100	101,396
2.90%, 09/15/22 (Call 06/15/22)	150	147,545
3.13%, 03/01/25 (Call 12/01/24)	60	58,048
4.10%, 03/01/45 (Call 09/01/44)	292	267,554
6.10%, 03/15/18	82	90,384

		1,873,192
FOOD — 1.37%
Campbell Soup Co.
3.05%, 07/15/17	500	511,996
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	370	344,402
3.25%, 09/15/22	450	422,837
4.95%, 08/15/20	100	107,522
6.63%, 08/15/39	100	104,714
7.00%, 04/15/19	28	31,772
Delhaize Group
6.50%, 06/15/17	180	194,178
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	650	653,838
5.65%, 02/15/19	317	352,166
Hershey Co. (The)
1.50%, 11/01/16	112	112,594
4.13%, 12/01/20	100	109,273
Ingredion Inc.
4.63%, 11/01/20	150	160,009
JM Smucker Co. (The)
1.75%, 03/15/18[c]	200	199,494
3.50%, 03/15/25[c]	200	194,749
4.38%, 03/15/45[c]	45	41,511
Kellogg Co.
1.75%, 05/17/17	200	200,296

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.88%, 11/17/16	$160	$161,118
4.00%, 12/15/20	80	84,034
Series B
7.45%, 04/01/31	222	280,579
Kraft Foods Group Inc.
2.25%, 06/05/17	570	575,497
3.50%, 06/06/22[a]	240	242,138
5.00%, 06/04/42	400	406,931
6.88%, 01/26/39	232	282,698
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[a,c]	250	252,971
5.00%, 07/15/35 (Call 01/15/35)[c]	500	515,494
5.20%, 07/15/45 (Call 01/15/45)[c]	100	104,751
Kroger Co. (The)
2.20%, 01/15/17	350	352,878
2.95%, 11/01/21 (Call 10/01/21)	214	210,878
3.40%, 04/15/22 (Call 01/15/22)	350	351,376
5.40%, 07/15/40 (Call 01/15/40)	230	250,637
7.50%, 04/01/31	225	286,147
8.00%, 09/15/29	150	203,234
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	30	31,960
Mondelez International Inc.
5.38%, 02/10/20	350	388,282
6.13%, 02/01/18	172	188,644
6.13%, 08/23/18	200	222,491
6.50%, 02/09/40	250	302,845
Sysco Corp.
6.63%, 03/17/39	100	131,660
Tyson Foods Inc.
4.50%, 06/15/22 (Call 03/15/22)	342	359,767
4.88%, 08/15/34 (Call 02/15/34)	331	328,296
Unilever Capital Corp.
3.10%, 07/30/25	100	99,651
4.25%, 02/10/21	600	653,992
5.90%, 11/15/32	167	214,865

		11,225,165
FOREST PRODUCTS & PAPER — 0.34%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/24 (Call 05/01/24)	200	199,500
4.75%, 01/11/22 (Call 10/11/21)	112	115,080
7.25%, 07/29/19	100	114,947

Security	Principal (000s)	Value
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)[a]	$152	$153,247
6.25%, 09/01/42	160	160,150
10.75%, 06/01/17	20	22,959
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200	197,000
Georgia-Pacific LLC
7.75%, 11/15/29	250	334,541
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	400	391,114
4.75%, 02/15/22 (Call 11/15/21)	150	160,372
4.80%, 06/15/44 (Call 12/15/43)	205	188,722
5.00%, 09/15/35 (Call 03/15/35)[a]	154	149,396
6.00%, 11/15/41 (Call 05/15/41)	50	52,403
7.95%, 06/15/18	179	205,361
8.70%, 06/15/38	100	134,165
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	250	241,040

		2,819,997
GAS — 0.44%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	180	185,312
5.25%, 08/15/19	80	87,471
5.88%, 03/15/41 (Call 09/15/40)	200	234,607
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	182	173,600
5.50%, 06/15/41 (Call 12/15/40)	100	114,297
8.50%, 03/15/19	132	159,200
Dominion Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	405	405,123
KeySpan Corp.
5.80%, 04/01/35	125	140,069
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	228,436
4.90%, 12/01/21 (Call 09/01/21)	120	125,760
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	476	473,315
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	80	79,561
Sempra Energy
2.30%, 04/01/17	206	208,370
2.40%, 03/15/20 (Call 02/15/20)	154	152,544

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.00%, 10/15/39	$185	$213,807
9.80%, 02/15/19	40	49,470
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	250	249,977
4.45%, 03/15/44 (Call 09/15/43)	150	154,566
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	200	206,514

		3,641,999
HAND & MACHINE TOOLS — 0.06%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	202	201,504
Stanley Black & Decker Inc.
2.90%, 11/01/22	250	244,423
3.40%, 12/01/21 (Call 09/01/21)	22	22,550

		468,477
HEALTH CARE – PRODUCTS — 1.35%
Baxter International Inc.
1.85%, 01/15/17[a]	100	100,485
4.50%, 08/15/19	200	212,705
5.38%, 06/01/18	350	378,485
Becton Dickinson and Co.
2.68%, 12/15/19	300	300,270
3.25%, 11/12/20	256	258,533
3.88%, 05/15/24 (Call 02/15/24)	80	80,712
4.69%, 12/15/44 (Call 06/15/44)	130	128,215
4.88%, 05/15/44 (Call 11/15/43)	300	299,167
6.00%, 05/15/39	100	114,320
6.38%, 08/01/19	250	285,000
Boston Scientific Corp.
5.13%, 01/12/17	100	104,470
6.00%, 01/15/20	800	895,461
Covidien International Finance SA
6.00%, 10/15/17	450	490,933
6.55%, 10/15/37	174	219,571
CR Bard Inc.
1.38%, 01/15/18	300	296,346
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	162,353
6.00%, 03/01/20	252	283,691
Medtronic Inc.
1.38%, 04/01/18	550	546,155
2.50%, 03/15/20	800	803,000
3.50%, 03/15/25	272	270,881

Security	Principal (000s)	Value
4.38%, 03/15/35	$700	$693,833
4.45%, 03/15/20	300	325,728
4.63%, 03/15/44 (Call 09/15/43)[a]	252	255,261
4.63%, 03/15/45	700	711,584
5.55%, 03/15/40	140	158,483
5.60%, 03/15/19	250	279,489
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	232	223,595
Stryker Corp.
1.30%, 04/01/18	112	110,446
2.00%, 09/30/16	300	302,596
4.38%, 05/15/44 (Call 11/15/43)	250	245,262
Zimmer Biomet Holdings Inc.
2.00%, 04/01/18	600	594,725
3.38%, 11/30/21 (Call 08/30/21)	406	403,336
4.45%, 08/15/45 (Call 02/15/45)	400	363,547
5.75%, 11/30/39	150	162,526

		11,061,164
HEALTH CARE – SERVICES — 1.25%
Aetna Inc.
1.75%, 05/15/17 (Call 04/15/17)	64	64,213
2.75%, 11/15/22 (Call 08/15/22)	186	176,026
3.95%, 09/01/20	100	105,368
4.13%, 06/01/21 (Call 03/01/21)	130	136,407
4.13%, 11/15/42 (Call 05/15/42)	426	385,986
6.63%, 06/15/36	142	173,855
Anthem Inc.
1.88%, 01/15/18	522	519,263
3.50%, 08/15/24 (Call 05/15/24)	372	359,442
3.70%, 08/15/21 (Call 05/15/21)	282	287,208
4.35%, 08/15/20	200	212,419
4.63%, 05/15/42	352	330,525
5.85%, 01/15/36	150	162,293
6.38%, 06/15/37	336	392,283
Cigna Corp.
4.38%, 12/15/20 (Call 09/15/20)	150	159,635
4.50%, 03/15/21 (Call 12/15/20)	512	546,934
5.13%, 06/15/20	237	259,941
5.38%, 02/15/42 (Call 08/15/41)	180	191,303
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	30	33,253
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	212	204,623

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.95%, 10/01/44 (Call 04/01/44)	$200	$200,211
7.20%, 06/15/18[a]	252	285,142
Kaiser Foundation Hospitals
3.50%, 04/01/22	150	152,194
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	725	694,102
3.75%, 08/23/22 (Call 05/23/22)	225	226,323
Quest Diagnostics Inc.
2.70%, 04/01/19[a]	200	201,620
4.70%, 04/01/21	200	214,249
4.70%, 03/30/45 (Call 09/30/44)	276	249,760
UnitedHealth Group Inc.
2.70%, 07/15/20	35	35,412
2.75%, 02/15/23 (Call 11/15/22)	200	193,410
2.88%, 03/15/22 (Call 12/15/21)	300	297,767
2.88%, 03/15/23	250	243,756
3.75%, 07/15/25	115	117,563
4.25%, 03/15/43 (Call 09/15/42)	350	338,255
4.63%, 11/15/41 (Call 05/15/41)	350	354,315
4.70%, 02/15/21 (Call 11/15/20)	350	384,465
4.75%, 07/15/45	476	500,041
5.80%, 03/15/36	99	115,505
6.00%, 02/15/18	248	272,893
6.88%, 02/15/38	250	329,409
Ventas Realty LP
3.75%, 05/01/24 (Call 02/01/24)	200	194,202

		10,301,571
HOLDING COMPANIES – DIVERSIFIED — 0.11%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	250	254,278
FS Investment Corp.
4.25%, 01/15/20 (Call 12/15/19)	200	202,011
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	250	252,243
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)[a]	200	189,677

		898,209
HOME BUILDERS — 0.02%
NVR Inc.
3.95%, 09/15/22 (Call 06/15/22)	200	202,969

		202,969

Security	Principal (000s)	Value
HOME FURNISHINGS — 0.07%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	$100	$100,217
Whirlpool Corp.
3.70%, 05/01/25	250	245,974
4.00%, 03/01/24[a]	100	101,071
4.85%, 06/15/21	105	114,130

		561,392
HOUSEHOLD PRODUCTS & WARES — 0.17%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	82	78,781
Clorox Co. (The)
3.80%, 11/15/21	200	209,660
Kimberly-Clark Corp.
1.90%, 05/22/19	190	189,372
2.40%, 06/01/23	128	123,574
2.65%, 03/01/25	45	43,233
3.88%, 03/01/21	226	241,370
5.30%, 03/01/41	80	91,737
6.63%, 08/01/37	150	196,806
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	200	209,428

		1,383,961
HOUSEWARES — 0.04%
Newell Rubbermaid Inc.
4.00%, 06/15/22 (Call 03/15/22)	112	114,254
4.00%, 12/01/24 (Call 09/01/24)	250	249,976

		364,230
INSURANCE — 2.82%
ACE INA Holdings Inc.
3.35%, 05/15/24	676	662,397
5.90%, 06/15/19	80	90,197
Aflac Inc.
3.63%, 11/15/24	406	404,534
6.45%, 08/15/40	150	182,211
Alleghany Corp.
4.95%, 06/27/22	150	161,477
5.63%, 09/15/20	100	110,994
Allstate Corp. (The)
4.50%, 06/15/43	200	198,644
5.55%, 05/09/35	238	272,326
7.45%, 05/16/19	112	132,332

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	$200	$199,099
3.88%, 01/15/35 (Call 07/15/34)	700	633,454
4.50%, 07/16/44 (Call 01/16/44)	100	95,292
4.88%, 06/01/22	350	380,863
6.25%, 03/15/87	400	428,000
6.40%, 12/15/20	322	377,872
Aon Corp.
5.00%, 09/30/20	130	143,181
6.25%, 09/30/40	170	201,738
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	200	195,237
4.60%, 06/14/44 (Call 03/14/44)	100	95,201
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	150	152,259
Aspen Insurance Holdings Ltd.
6.00%, 12/15/20	100	110,383
Assurant Inc.
2.50%, 03/15/18	300	302,414
AXA SA
8.60%, 12/15/30	225	297,000
Axis Specialty Finance LLC
5.88%, 06/01/20	250	281,443
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42[a]	156	149,077
5.40%, 05/15/18[a]	990	1,087,749
5.75%, 01/15/40	130	149,409
Berkshire Hathaway Inc.
1.55%, 02/09/18	252	251,985
1.90%, 01/31/17	380	385,104
3.75%, 08/15/21	200	212,134
4.50%, 02/11/43[a]	128	124,789
Chubb Corp. (The)
5.75%, 05/15/18	175	192,523
6.50%, 05/15/38	200	256,080
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	250	247,788
5.88%, 08/15/20	82	92,610
Fidelity National Financial Inc.
5.50%, 09/01/22	250	265,316
First American Financial Corp.
4.60%, 11/15/24	100	100,958

Security	Principal (000s)	Value
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	$200	$231,104
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	276	304,851
6.30%, 03/15/18	200	220,910
6.63%, 03/30/40	192	242,475
Infinity Property & Casualty Corp.
5.00%, 09/19/22	250	262,073
Lincoln National Corp.
3.35%, 03/09/25	65	62,675
4.20%, 03/15/22	118	122,432
4.85%, 06/24/21	50	54,171
7.00%, 06/15/40	230	293,269
8.75%, 07/01/19	255	310,681
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	350	331,714
Manulife Financial Corp.
4.90%, 09/17/20	250	274,015
Markel Corp.
4.90%, 07/01/22	100	107,176
5.35%, 06/01/21	300	332,084
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	155,628
3.50%, 03/10/25 (Call 12/10/24)	256	250,890
4.80%, 07/15/21 (Call 04/15/21)	200	219,126
MetLife Inc.
3.05%, 12/15/22	240	235,981
4.05%, 03/01/45[a]	215	199,524
4.72%, 12/15/44	200	204,968
4.75%, 02/08/21	350	383,963
5.88%, 02/06/41	200	236,552
6.40%, 12/15/66 (Call 12/15/31)	565	618,675
7.72%, 02/15/19	175	206,684
Series D
4.37%, 09/15/23	250	265,043
Principal Financial Group Inc.
1.85%, 11/15/17	312	312,728
3.13%, 05/15/23[a]	202	196,236
3.30%, 09/15/22	102	100,729
6.05%, 10/15/36	132	154,466
Progressive Corp. (The)
3.70%, 01/26/45	180	157,632

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.75%, 08/23/21	$350	$371,907
6.70%, 06/15/67 (Call 06/15/17)[a,e]	40	40,600
Protective Life Corp.
8.45%, 10/15/39	150	205,112
Prudential Financial Inc.
5.10%, 08/15/43	150	155,872
5.38%, 05/15/45 (Call 05/15/25)[e]	106	104,675
5.40%, 06/13/35	100	107,697
5.63%, 06/15/43 (Call 06/15/23)[e]	150	153,750
5.70%, 12/14/36	685	765,333
5.88%, 09/15/42 (Call 09/15/22)[a,e]	250	263,125
7.38%, 06/15/19	250	294,854
8.88%, 06/15/68 (Call 06/15/18)[e]	180	206,550
Series D
6.63%, 12/01/37	55	67,653
Reinsurance Group of America Inc.
5.00%, 06/01/21	400	435,064
Torchmark Corp.
9.25%, 06/15/19	125	153,823
Transatlantic Holdings Inc.
8.00%, 11/30/39	125	164,661
Travelers Companies Inc. (The)
5.80%, 05/15/18	185	204,335
5.90%, 06/02/19	120	136,312
6.25%, 06/15/37	326	405,050
Travelers Property Casualty Corp.
6.38%, 03/15/33	150	186,094
Trinity Acquisition PLC
6.13%, 08/15/43	200	216,445
Unum Group
4.00%, 03/15/24	200	205,077
7.13%, 09/30/16	175	185,233
Voya Financial Inc.
5.50%, 07/15/22	406	456,491
WR Berkley Corp.
4.63%, 03/15/22	55	57,861
4.75%, 08/01/44	180	172,017
5.38%, 09/15/20	180	199,478
XLIT Ltd.
5.75%, 10/01/21	162	183,307
6.25%, 05/15/27	150	175,598

Security	Principal (000s)	Value
6.50%, 10/29/49 (Call 04/15/17)[e]	$270	$213,300

		23,159,799
INTERNET — 0.61%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[c]	345	338,545
3.60%, 11/28/24 (Call 08/28/24)[c]	200	187,787
4.50%, 11/28/34 (Call 05/28/34)[a,c]	400	368,336
Amazon.com Inc.
1.20%, 11/29/17	250	247,796
3.80%, 12/05/24 (Call 09/05/24)[a]	500	499,953
4.80%, 12/05/34 (Call 06/05/34)	200	200,902
4.95%, 12/05/44 (Call 06/05/44)	200	199,900
Baidu Inc.
3.25%, 08/06/18	400	407,272
3.50%, 11/28/22[a]	400	390,193
eBay Inc.
1.35%, 07/15/17	134	131,870
2.60%, 07/15/22 (Call 04/15/22)	506	458,061
3.25%, 10/15/20 (Call 07/15/20)	100	100,035
4.00%, 07/15/42 (Call 01/15/42)	140	106,315
Expedia Inc.
4.50%, 08/15/24 (Call 05/15/24)	100	99,626
5.95%, 08/15/20	232	255,520
Google Inc.
3.63%, 05/19/21	700	738,165
Symantec Corp.
4.20%, 09/15/20	302	307,597

		5,037,873
IRON & STEEL — 0.29%
Nucor Corp.
5.75%, 12/01/17	281	303,472
6.40%, 12/01/37	350	405,325
Vale Overseas Ltd.
4.63%, 09/15/20[a]	450	451,654
6.25%, 01/23/17	345	357,938
6.88%, 11/21/36	726	620,685
Vale SA
5.63%, 09/11/42[a]	277	208,455

		2,347,529
LEISURE TIME — 0.07%
Carnival Corp.
3.95%, 10/15/20	300	314,709

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	$250	$247,904

		562,613
LODGING — 0.13%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	145	140,346
5.38%, 08/15/21 (Call 05/15/21)	60	66,619
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	80	81,263
3.25%, 09/15/22 (Call 06/15/22)	202	199,853
Starwood Hotels & Resorts Worldwide Inc.
3.75%, 03/15/25 (Call 12/15/24)	185	178,494
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)	200	201,968
4.25%, 03/01/22 (Call 12/01/21)[a]	200	194,997

		1,063,540
MACHINERY — 0.85%
Caterpillar Financial Services Corp.
1.25%, 08/18/17[a]	50	49,854
1.70%, 06/16/18	250	249,982
2.25%, 12/01/19	250	249,874
3.25%, 12/01/24	250	246,820
3.30%, 06/09/24	250	247,901
7.15%, 02/15/19	400	465,355
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	840	843,614
4.30%, 05/15/44 (Call 11/15/43)[a]	50	49,244
5.20%, 05/27/41	300	329,238
5.70%, 08/15/16	240	251,145
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	200	207,175
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	176	171,489
4.38%, 10/16/19	80	86,357
5.38%, 10/16/29	286	337,244
John Deere Capital Corp.
1.30%, 03/12/18	250	248,317
1.35%, 01/16/18	220	219,169
1.85%, 09/15/16	200	202,082
2.05%, 03/10/20	400	395,858
2.25%, 06/07/16	200	202,360
2.30%, 09/16/19	280	281,268

Security	Principal (000s)	Value
2.75%, 03/15/22	$400	$394,308
3.15%, 10/15/21	70	71,836
3.35%, 06/12/24	240	240,517
Joy Global Inc.
5.13%, 10/15/21[a]	282	279,180
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	80	77,431
6.70%, 01/15/28	125	162,226
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	150	146,898
Xylem Inc./NY
3.55%, 09/20/16	260	265,707

		6,972,449
MANUFACTURING — 0.91%
3M Co.
1.00%, 06/26/17	500	499,808
1.38%, 09/29/16	150	151,018
5.70%, 03/15/37	250	304,304
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	202	200,969
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	210	223,578
5.40%, 03/01/19[a]	102	113,330
Dover Corp.
5.38%, 10/15/35	85	96,688
5.38%, 03/01/41 (Call 12/01/40)	82	94,491
5.45%, 03/15/18	100	109,221
Eaton Corp.
1.50%, 11/02/17	280	277,975
2.75%, 11/02/22	200	192,885
4.00%, 11/02/32	408	390,223
5.60%, 05/15/18	62	67,501
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	50	51,343
General Electric Co.
2.70%, 10/09/22	380	371,529
4.13%, 10/09/42[a]	600	572,833
5.25%, 12/06/17	693	748,659
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	100	103,097
3.50%, 03/01/24 (Call 12/01/23)	150	152,905
3.90%, 09/01/42 (Call 03/01/42)	200	187,209
4.88%, 09/15/41 (Call 03/15/41)	100	107,517
6.25%, 04/01/19	112	127,578

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18	$200	$224,762
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)[a]	250	246,024
4.65%, 11/01/44 (Call 05/01/44)	190	177,278
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	350	351,050
Series A
6.25%, 05/15/38	100	125,172
Pentair Finance SA
2.65%, 12/01/19	62	61,085
3.15%, 09/15/22 (Call 06/15/22)	202	192,498
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	50	54,625
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	55	54,285
4.63%, 09/21/16	100	103,323
5.95%, 09/21/21 (Call 06/21/21)	350	393,884
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	85	84,991
3.50%, 02/03/22 (Call 11/03/21)	150	152,075
6.55%, 10/01/17	127	139,165

		7,504,878
MEDIA — 3.23%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	200	196,959
4.50%, 02/15/21	400	423,941
6.15%, 02/15/41	400	453,726
6.40%, 12/15/35	150	172,532
6.65%, 11/15/37	376	441,605
6.90%, 03/01/19	500	571,626
6.90%, 08/15/39	150	182,746
7.75%, 12/01/45	175	236,176
CBS Corp.
1.95%, 07/01/17	206	206,771
3.38%, 03/01/22 (Call 12/01/21)	250	244,339
3.50%, 01/15/25 (Call 10/15/24)[a]	50	47,380
4.90%, 08/15/44 (Call 02/15/44)[a]	352	316,288
5.75%, 04/15/20	182	203,928
7.88%, 07/30/30	245	314,756

Security	Principal (000s)	Value
CCO Safari II LLC
4.91%, 07/23/25 (Call 04/23/25)[a,c]	$165	$163,424
6.48%, 10/23/45 (Call 04/23/45)[c]	30	30,524
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	200	274,470
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,000	972,842
4.25%, 01/15/33	500	489,579
4.60%, 08/15/45 (Call 02/15/45)	146	148,060
4.65%, 07/15/42	550	559,070
4.75%, 03/01/44	675	700,534
5.70%, 07/01/19	242	273,040
6.45%, 03/15/37	225	278,926
6.50%, 01/15/17	1,000	1,070,601
6.95%, 08/15/37[a]	165	216,239
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	250	246,543
3.80%, 03/15/22	50	49,398
3.95%, 01/15/25 (Call 10/15/24)[a]	450	435,875
5.00%, 03/01/21	350	374,394
5.15%, 03/15/42	302	280,467
5.20%, 03/15/20	252	274,330
5.88%, 10/01/19	400	444,816
6.00%, 08/15/40 (Call 05/15/40)	240	246,488
6.38%, 03/01/41	50	53,645
Discovery Communications LLC
4.38%, 06/15/21	600	622,735
4.88%, 04/01/43	204	177,100
5.05%, 06/01/20	100	108,353
6.35%, 06/01/40	112	117,115
Grupo Televisa SAB
6.63%, 03/18/25[a]	550	658,741
NBCUniversal Media LLC
4.38%, 04/01/21	412	444,384
5.15%, 04/30/20	408	456,408
5.95%, 04/01/41	350	415,715
6.40%, 04/30/40	150	186,920
Scripps Networks Interactive Inc.
2.70%, 12/15/16	200	202,944
2.75%, 11/15/19 (Call 10/15/19)	250	248,107

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
TCI Communications Inc.
7.13%, 02/15/28	$500	$643,468
Thomson Reuters Corp.
1.65%, 09/29/17[a]	400	397,637
3.85%, 09/29/24 (Call 06/29/24)	200	196,221
3.95%, 09/30/21 (Call 06/30/21)	200	208,549
5.65%, 11/23/43 (Call 05/23/43)[a]	100	106,212
6.50%, 07/15/18	92	102,943
Time Warner Cable Inc.
5.00%, 02/01/20	200	213,929
5.50%, 09/01/41 (Call 03/01/41)	452	406,427
5.85%, 05/01/17	600	635,207
6.55%, 05/01/37	263	266,546
6.75%, 07/01/18	250	277,049
6.75%, 06/15/39	500	514,794
7.30%, 07/01/38	250	265,778
8.25%, 04/01/19	480	559,797
Time Warner Inc.
2.10%, 06/01/19	500	493,897
3.40%, 06/15/22	450	445,379
3.60%, 07/15/25 (Call 04/15/25)	250	241,865
4.65%, 06/01/44 (Call 12/01/43)	146	136,913
4.75%, 03/29/21	210	226,033
4.88%, 03/15/20	140	152,661
5.35%, 12/15/43	200	205,521
6.10%, 07/15/40	300	331,922
6.25%, 03/29/41	58	65,289
7.63%, 04/15/31	405	516,583
7.70%, 05/01/32	597	771,964
Viacom Inc.
3.50%, 04/01/17	130	132,734
3.88%, 12/15/21	350	342,009
4.50%, 03/01/21	200	203,981
4.85%, 12/15/34 (Call 06/15/34)	306	257,350
5.85%, 09/01/43 (Call 03/01/43)	112	102,096
6.88%, 04/30/36	512	538,224
Walt Disney Co. (The)
1.10%, 12/01/17	434	431,208
1.13%, 02/15/17	142	142,274
2.35%, 12/01/22	50	48,432
3.70%, 12/01/42	100	92,036
4.38%, 08/16/41	200	204,769
5.50%, 03/15/19	130	145,980

Security	Principal (000s)	Value
7.00%, 03/01/32	$235	$323,286

		26,581,523
METAL FABRICATE & HARDWARE — 0.09%
Precision Castparts Corp.
1.25%, 01/15/18	192	190,386
3.25%, 06/15/25 (Call 03/15/25)	250	244,826
3.90%, 01/15/43 (Call 07/15/42)	130	119,656
Valmont Industries Inc.
5.25%, 10/01/54 (Call 04/01/54)	200	174,974

		729,842
MINING — 1.26%
Barrick Gold Corp.
2.50%, 05/01/18[a]	100	98,342
3.85%, 04/01/22	200	177,077
6.95%, 04/01/19	62	69,271
Barrick North America Finance LLC
4.40%, 05/30/21	400	375,868
5.70%, 05/30/41	356	290,498
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	500	481,988
3.25%, 11/21/21	100	99,761
3.85%, 09/30/23[a]	350	354,336
5.00%, 09/30/43	429	440,611
6.50%, 04/01/19	405	461,796
Freeport-McMoRan Inc.
2.15%, 03/01/17	180	171,450
2.38%, 03/15/18[a]	562	505,800
3.10%, 03/15/20[a]	306	262,395
3.55%, 03/01/22 (Call 12/01/21)[a]	380	292,600
5.40%, 11/14/34 (Call 05/14/34)	180	129,600
5.45%, 03/15/43 (Call 09/15/42)[a]	386	275,990
Glencore Canada Corp.
5.50%, 06/15/17	250	255,566
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	200	185,008
5.45%, 06/09/44 (Call 12/09/43)[a]	200	175,308
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	210	193,466
5.95%, 03/15/24 (Call 12/15/23)	75	62,942
6.88%, 09/01/41 (Call 03/01/41)	100	76,748
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	180	162,463
4.88%, 03/15/42 (Call 09/15/41)	175	132,590

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.13%, 10/01/19[a]	$280	$296,157
6.25%, 10/01/39[a]	208	183,541
Placer Dome Inc.
6.45%, 10/15/35	180	164,985
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	150	152,501
3.75%, 06/15/25 (Call 03/15/25)[a]	250	241,990
5.20%, 11/02/40	280	280,261
6.50%, 07/15/18	555	618,552
9.00%, 05/01/19	332	405,935
Rio Tinto Finance USA PLC
2.88%, 08/21/22 (Call 05/21/22)	406	386,756
4.13%, 08/21/42 (Call 02/21/42)[a]	256	223,954
4.75%, 03/22/42 (Call 09/22/41)	130	123,185
Southern Copper Corp.
3.88%, 04/23/25	50	47,570
6.75%, 04/16/40	75	71,185
7.50%, 07/27/35	500	516,073
Teck Resources Ltd.
3.00%, 03/01/19[a]	152	124,640
3.85%, 08/15/17	250	231,875
4.75%, 01/15/22 (Call 10/15/21)	414	327,060
5.40%, 02/01/43 (Call 08/01/42)	256	167,680
6.13%, 10/01/35	62	41,850

		10,337,224
OFFICE & BUSINESS EQUIPMENT — 0.16%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	255	255,249
6.25%, 03/15/19[a]	100	111,573
Xerox Corp.
2.80%, 05/15/20	100	97,017
2.95%, 03/15/17	280	283,749
4.50%, 05/15/21	150	154,617
4.80%, 03/01/35[a]	120	109,992
6.35%, 05/15/18	130	143,180
6.75%, 12/15/39[a]	110	122,850

		1,278,227
OIL & GAS — 6.88%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	100	96,641
5.95%, 09/15/16	190	198,599
6.20%, 03/15/40	116	126,155
6.38%, 09/15/17	290	313,456

Security	Principal (000s)	Value
6.45%, 09/15/36	$399	$446,283
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	106	97,725
3.25%, 04/15/22 (Call 01/15/22)	500	486,847
4.25%, 01/15/44 (Call 07/15/43)[a]	325	275,496
5.10%, 09/01/40 (Call 03/01/40)	70	66,286
5.63%, 01/15/17	90	95,175
6.00%, 01/15/37[a]	306	323,371
BP Capital Markets PLC
1.38%, 05/10/18	600	592,509
1.85%, 05/05/17	100	100,585
2.32%, 02/13/20	400	398,367
2.50%, 11/06/22	250	236,515
3.51%, 03/17/25[a]	355	348,069
3.54%, 11/04/24	350	344,964
3.56%, 11/01/21	250	256,952
3.99%, 09/26/23	250	256,821
4.50%, 10/01/20	300	326,791
4.74%, 03/11/21	100	109,013
4.75%, 03/10/19	250	272,021
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	315	300,668
3.90%, 02/01/25 (Call 11/01/24)[a]	250	230,405
5.70%, 05/15/17	245	257,827
6.25%, 03/15/38	181	181,150
6.50%, 02/15/37	175	180,275
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	226	178,335
5.70%, 10/15/19	400	435,218
6.75%, 11/15/39	276	286,289
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)	800	792,252
1.72%, 06/24/18 (Call 05/24/18)	266	266,463
1.96%, 03/03/20 (Call 02/03/20)	350	345,509
2.19%, 11/15/19 (Call 10/15/19)	400	400,481
2.36%, 12/05/22 (Call 09/05/22)	500	475,901
2.41%, 03/03/22 (Call 01/03/22)	145	140,797
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	289,895
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	500	467,449
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	800	760,028

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	$400	$398,846
4.25%, 04/30/24	700	705,978
4.88%, 04/30/44	250	257,924
Conoco Funding Co.
7.25%, 10/15/31	300	384,081
ConocoPhillips
5.75%, 02/01/19	400	448,417
6.00%, 01/15/20	650	745,328
6.50%, 02/01/39	675	809,248
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	100	113,817
ConocoPhillips Co.
1.50%, 05/15/18	95	94,319
2.40%, 12/15/22 (Call 09/15/22)	150	138,993
3.35%, 11/15/24 (Call 08/15/24)	350	337,820
4.15%, 11/15/34 (Call 05/15/34)[a]	146	137,267
ConocoPhillips Holding Co.
6.95%, 04/15/29	228	285,716
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)	550	493,814
4.90%, 06/01/44 (Call 12/01/43)	225	166,972
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)[a]	146	134,336
5.60%, 07/15/41 (Call 01/15/41)	100	100,360
6.30%, 01/15/19	280	312,347
7.95%, 04/15/32	320	400,922
Devon Financing Corp. LLC
7.88%, 09/30/31	100	124,602
Diamond Offshore Drilling Inc.
5.70%, 10/15/39[a]	250	199,136
5.88%, 05/01/19[a]	250	269,518
Ecopetrol SA
5.88%, 05/28/45	500	405,000
7.63%, 07/23/19[a]	400	460,000
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	185,422
6.50%, 02/01/38	474	440,152
Ensco PLC
4.70%, 03/15/21[a]	82	74,930
5.20%, 03/15/25 (Call 12/15/24)[a]	135	120,007
5.75%, 10/01/44 (Call 04/01/44)	140	106,619
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	318	303,752

Security	Principal (000s)	Value
3.90%, 04/01/35 (Call 10/01/34)	$235	$219,886
4.10%, 02/01/21	100	106,790
5.63%, 06/01/19	180	202,122
5.88%, 09/15/17	25	27,140
EQT Corp.
4.88%, 11/15/21	202	210,016
8.13%, 06/01/19	50	58,706
Exxon Mobil Corp.
0.92%, 03/15/17	406	404,332
2.71%, 03/06/25 (Call 12/06/24)[a]	700	675,851
3.18%, 03/15/24 (Call 12/15/23)	350	353,955
3.57%, 03/06/45 (Call 09/06/44)[a]	45	41,329
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.75%, 02/01/22 (Call 02/01/17)	162	145,800
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	165	154,749
5.60%, 02/15/41	150	144,241
6.00%, 01/15/40	120	119,339
7.13%, 03/15/33	37	40,867
7.30%, 08/15/31	100	111,660
7.88%, 10/01/29	190	228,578
8.13%, 02/15/19	162	189,102
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	130	124,851
4.00%, 04/15/24 (Call 01/15/24)[a]	100	93,386
6.80%, 09/15/37	100	107,875
7.25%, 12/15/19	205	234,545
Kerr-McGee Corp.
6.95%, 07/01/24	500	584,422
Marathon Oil Corp.
5.90%, 03/15/18	450	485,073
6.00%, 10/01/17	250	267,695
6.60%, 10/01/37	200	209,717
Marathon Petroleum Corp.
5.00%, 09/15/54 (Call 03/15/54)	204	174,921
5.13%, 03/01/21	54	58,800
6.50%, 03/01/41 (Call 09/01/40)	300	323,675
Murphy Oil Corp.
2.50%, 12/01/17	250	245,206
3.70%, 12/01/22 (Call 09/01/22)	356	299,047
5.13%, 12/01/42 (Call 06/01/42)	90	64,977
Nabors Industries Inc.
4.63%, 09/15/21	350	332,157

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.15%, 02/15/18	$300	$314,919
Nexen Energy ULC
5.88%, 03/10/35	60	66,553
6.20%, 07/30/19	150	165,600
6.40%, 05/15/37	87	102,463
7.50%, 07/30/39	42	55,886
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	242	240,767
5.05%, 11/15/44 (Call 05/15/44)	90	80,052
6.00%, 03/01/41 (Call 09/01/40)	425	419,928
8.25%, 03/01/19	225	260,384
Noble Holding International Ltd.
3.95%, 03/15/22	106	86,820
4.63%, 03/01/21	210	181,466
4.90%, 08/01/20[a]	102	92,729
6.05%, 03/01/41	150	105,561
6.20%, 08/01/40	180	128,964
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	300	297,473
1.75%, 02/15/17	352	353,559
2.70%, 02/15/23 (Call 11/15/22)	252	239,649
3.13%, 02/15/22 (Call 11/15/21)	42	41,525
4.63%, 06/15/45 (Call 12/15/44)	35	34,623
Petro-Canada
6.80%, 05/15/38	110	133,404
9.25%, 10/15/21	75	99,834
Petrobras Global Finance BV
3.50%, 02/06/17	450	432,948
4.38%, 05/20/23[a]	250	196,054
5.38%, 01/27/21	1,600	1,409,330
5.75%, 01/20/20	250	228,282
5.88%, 03/01/18	534	521,003
6.75%, 01/27/41	850	650,399
6.88%, 01/20/40	120	93,583
7.25%, 03/17/44	500	402,421
7.88%, 03/15/19[a]	400	402,799
Petroleos Mexicanos
3.50%, 07/23/20[c]	700	692,125
3.50%, 01/30/23	410	379,763
4.88%, 01/24/22	360	365,850
4.88%, 01/18/24	330	329,175
5.50%, 01/21/21	700	748,125
5.63%, 01/23/46[c]	560	497,000
5.75%, 03/01/18	300	322,125

Security	Principal (000s)	Value
6.38%, 01/23/45	$1,475	$1,441,813
6.50%, 06/02/41	200	199,250
6.63%, 06/15/35	320	326,400
8.00%, 05/03/19	200	230,250
Phillips 66
2.95%, 05/01/17	534	545,881
4.88%, 11/15/44 (Call 05/15/44)	481	458,113
5.88%, 05/01/42	173	187,290
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	250	244,089
Pride International Inc.
6.88%, 08/15/20[a]	278	292,995
7.88%, 08/15/40	180	165,933
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)[a]	240	210,540
5.00%, 09/01/17	100	99,500
5.85%, 01/15/44 (Call 07/15/43)	180	127,088
Shell International Finance BV
2.00%, 11/15/18	225	225,678
2.13%, 05/11/20	500	495,192
2.25%, 01/06/23	900	841,519
2.38%, 08/21/22	255	242,698
3.25%, 05/11/25	665	652,426
4.30%, 09/22/19	360	389,017
4.38%, 05/11/45	250	247,206
4.55%, 08/12/43[a]	450	455,501
5.50%, 03/25/40	250	285,195
6.38%, 12/15/38	200	250,636
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	250	226,490
4.95%, 01/23/25 (Call 10/23/24)	325	298,527
Statoil ASA
3.13%, 08/17/17	500	514,747
3.15%, 01/23/22	300	301,706
3.25%, 11/10/24	650	637,246
4.80%, 11/08/43	350	372,890
5.10%, 08/17/40	150	163,582
5.25%, 04/15/19	420	465,249
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	700	683,736
6.10%, 06/01/18	187	206,338
6.50%, 06/15/38	160	188,934
6.85%, 06/01/39	130	158,179

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	$500	$473,096
7.75%, 06/01/19	180	201,661
Total Capital Canada Ltd.
2.75%, 07/15/23	300	286,202
Total Capital International SA
1.50%, 02/17/17	362	363,195
1.55%, 06/28/17	600	602,788
2.70%, 01/25/23	600	574,574
3.75%, 04/10/24[a]	250	254,026
Total Capital SA
4.13%, 01/28/21[a]	125	134,086
4.45%, 06/24/20	200	218,128
Valero Energy Corp.
4.90%, 03/15/45	100	90,039
6.13%, 02/01/20	250	281,070
6.63%, 06/15/37	160	176,344
7.50%, 04/15/32	335	397,476
XTO Energy Inc.
5.50%, 06/15/18	450	496,990

		56,508,686
OIL & GAS SERVICES — 0.41%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	128	127,365
5.13%, 09/15/40	160	162,541
7.50%, 11/15/18	40	46,186
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	150	147,767
4.50%, 06/01/21 (Call 03/01/21)	250	263,147
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	102,593
3.50%, 08/01/23 (Call 05/01/23)	408	402,406
4.50%, 11/15/41 (Call 05/15/41)	60	57,390
6.15%, 09/15/19	150	170,646
7.45%, 09/15/39	279	367,228
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	45,480
3.95%, 12/01/42 (Call 06/01/42)[a]	192	159,848
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	400	408,327
Weatherford International LLC
6.35%, 06/15/17	127	129,540
6.80%, 06/15/37	150	124,500

Security	Principal (000s)	Value
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	$230	$195,500
6.50%, 08/01/36[a]	50	40,750
6.75%, 09/15/40	225	189,000
9.63%, 03/01/19[a]	187	203,830

		3,344,044
PACKAGING & CONTAINERS — 0.08%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,927
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	212	213,202
4.50%, 11/01/23 (Call 08/01/23)	200	208,090
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	15	15,784
5.75%, 11/01/40 (Call 05/01/40)	132	143,121

		633,124
PHARMACEUTICALS — 3.91%
Abbott Laboratories
4.13%, 05/27/20	200	213,582
5.13%, 04/01/19	212	233,696
5.30%, 05/27/40	418	468,050
AbbVie Inc.
1.75%, 11/06/17	542	540,943
2.50%, 05/14/20 (Call 04/14/20)	1,070	1,057,686
2.90%, 11/06/22	650	625,365
3.60%, 05/14/25 (Call 02/14/25)	490	480,876
4.40%, 11/06/42	525	486,303
4.50%, 05/14/35 (Call 11/14/34)	620	594,690
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,550	1,535,581
3.80%, 03/15/25 (Call 12/15/24)	307	296,229
4.55%, 03/15/35 (Call 09/15/34)	465	427,498
4.75%, 03/15/45 (Call 09/15/44)[a]	500	456,199
4.85%, 06/15/44 (Call 12/15/43)[a]	250	230,255
Actavis Inc.
1.88%, 10/01/17	50	49,679
3.25%, 10/01/22 (Call 07/01/22)	350	334,960
4.63%, 10/01/42 (Call 04/01/42)	30	27,660
6.13%, 08/15/19	160	177,619
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	500	461,243
3.38%, 09/15/20	250	249,800

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	$100	$96,415
3.50%, 11/15/21 (Call 08/15/21)	300	305,788
4.25%, 03/01/45 (Call 09/01/44)[a]	180	165,989
AstraZeneca PLC
4.00%, 09/18/42	310	297,953
5.90%, 09/15/17	407	443,502
6.45%, 09/15/37	350	445,192
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)[a,c]	40	39,515
5.25%, 06/23/45 (Call 12/23/44)[c]	290	288,139
Bristol-Myers Squibb Co.
2.00%, 08/01/22	400	378,763
4.50%, 03/01/44 (Call 09/01/43)	300	316,123
5.88%, 11/15/36	176	214,500
Cardinal Health Inc.
1.90%, 06/15/17	282	283,279
3.20%, 06/15/22	180	175,680
4.60%, 03/15/43	130	123,331
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	100	104,038
Eli Lilly & Co.
1.95%, 03/15/19	302	302,491
2.75%, 06/01/25 (Call 03/01/25)	60	57,992
3.70%, 03/01/45 (Call 09/01/44)	250	229,256
5.55%, 03/15/37	190	223,350
Express Scripts Holding Co.
2.25%, 06/15/19[a]	154	151,833
2.65%, 02/15/17	200	202,745
3.50%, 06/15/24 (Call 03/15/24)	146	140,618
3.90%, 02/15/22	210	212,376
4.75%, 11/15/21	186	198,408
6.13%, 11/15/41[a]	242	274,084
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	250	243,322
5.65%, 05/15/18	352	388,778
6.38%, 05/15/38	504	633,925
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	200	200,760
2.85%, 05/08/22	600	592,738
Johnson & Johnson
3.38%, 12/05/23	100	103,829
4.50%, 12/05/43 (Call 06/05/43)	600	645,484

Security	Principal (000s)	Value
5.15%, 07/15/18[a]	$727	$800,829
5.55%, 08/15/17	400	433,194
5.95%, 08/15/37	30	38,019
McKesson Corp.
1.29%, 03/10/17	150	149,326
2.28%, 03/15/19	226	225,022
2.70%, 12/15/22 (Call 09/15/22)	198	188,483
3.80%, 03/15/24 (Call 12/15/23)	250	253,112
4.75%, 03/01/21 (Call 12/01/20)	100	107,981
5.70%, 03/01/17	171	181,242
6.00%, 03/01/41 (Call 09/01/40)	130	149,602
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	226	210,880
4.90%, 11/01/19	250	270,276
Medco Health Solutions Inc.
7.13%, 03/15/18	226	252,429
Merck & Co. Inc.
1.10%, 01/31/18[a]	180	178,797
1.30%, 05/18/18	800	795,495
2.75%, 02/10/25 (Call 11/10/24)	240	230,287
2.80%, 05/18/23	42	41,137
3.70%, 02/10/45 (Call 08/10/44)	510	461,312
4.15%, 05/18/43	204	199,294
6.50%, 12/01/33	100	129,215
6.55%, 09/15/37	200	262,209
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	392	433,739
5.85%, 06/30/39	100	123,085
Mylan Inc.
1.35%, 11/29/16	400	396,373
Novartis Capital Corp.
2.40%, 09/21/22	200	193,646
3.40%, 05/06/24	256	260,799
4.40%, 05/06/44	480	504,732
Novartis Securities Investment Ltd.
5.13%, 02/10/19	786	871,658
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	300	294,813
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	500	482,892
Pfizer Inc.
1.10%, 05/15/17	800	799,172
3.00%, 06/15/23	300	294,845
3.40%, 05/15/24[a]	300	299,966

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.20%, 03/15/19	$432	$490,642
7.20%, 03/15/39	612	834,636
Sanofi
1.25%, 04/10/18[a]	350	346,595
4.00%, 03/29/21	350	372,994
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	200	201,900
Series 2
3.65%, 11/10/21	200	198,436
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	165	183,617
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	250	240,102
Wyeth LLC
5.95%, 04/01/37	230	272,449
6.45%, 02/01/24	420	511,311
Zoetis Inc.
1.88%, 02/01/18	200	198,699
3.25%, 02/01/23 (Call 11/01/22)	100	93,686
4.70%, 02/01/43 (Call 08/01/42)	300	264,560

		32,151,598
PIPELINES — 2.90%
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	425	428,536
5.50%, 08/15/19	40	41,445
5.85%, 11/15/43 (Call 05/15/43)	100	93,555
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	431	463,774
Columbia Pipeline Group Inc.
5.80%, 06/01/45 (Call 12/01/44)[c]	300	284,032
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	250	287,846
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[c]	226	213,713
3.90%, 05/15/24 (Call 02/15/24)[c]	300	266,149
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	180,996
9.88%, 03/01/19	132	159,049
Series B
6.50%, 04/15/18	150	162,733
Enbridge Inc.
4.00%, 10/01/23 (Call 07/01/23)	100	94,042

Security	Principal (000s)	Value
4.50%, 06/10/44 (Call 12/10/43)	$200	$154,767
5.60%, 04/01/17	150	157,551
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	400	362,832
4.65%, 06/01/21 (Call 03/01/21)	102	102,775
4.90%, 03/15/35 (Call 09/15/34)	500	422,301
5.15%, 02/01/43 (Call 08/01/42)	352	293,764
5.20%, 02/01/22 (Call 11/01/21)	150	151,966
6.05%, 06/01/41 (Call 12/01/40)	106	98,655
9.00%, 04/15/19	290	340,645
9.70%, 03/15/19	111	132,727
EnLink Midstream Partners LP
4.40%, 04/01/24 (Call 01/01/24)	200	190,344
5.05%, 04/01/45 (Call 10/01/44)[a]	154	129,342
Enterprise Products Operating LLC
1.65%, 05/07/18	500	494,769
3.35%, 03/15/23 (Call 12/15/22)	350	332,005
4.85%, 08/15/42 (Call 02/15/42)	200	179,437
4.90%, 05/15/46 (Call 11/15/45)[a]	225	202,231
5.10%, 02/15/45 (Call 08/15/44)	600	555,901
5.20%, 09/01/20	280	306,469
5.70%, 02/15/42	20	20,019
6.45%, 09/01/40	100	107,242
7.55%, 04/15/38	250	303,171
Series D
6.88%, 03/01/33	250	283,976
Series L
6.30%, 09/15/17	400	434,265
Gulf South Pipeline Co. LP
4.00%, 06/15/22 (Call 03/15/22)	202	189,359
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	450	402,320
3.50%, 09/01/23 (Call 06/01/23)	450	399,606
4.15%, 03/01/22[a]	200	190,120
4.15%, 02/01/24 (Call 11/01/23)	250	230,655
5.30%, 09/15/20	350	372,343
5.40%, 09/01/44 (Call 03/01/44)	100	84,103
5.50%, 03/01/44 (Call 09/01/43)	50	42,734
5.95%, 02/15/18	88	93,879
6.50%, 02/01/37	84	80,328
6.55%, 09/15/40	200	191,868
6.95%, 01/15/38	310	313,744
7.50%, 11/15/40	164	174,780

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	$550	$538,325
4.30%, 06/01/25 (Call 03/01/25)[a]	65	59,951
5.05%, 02/15/46 (Call 08/15/45)[a]	100	80,392
5.30%, 12/01/34 (Call 06/01/34)	300	262,455
5.55%, 06/01/45 (Call 12/01/44)	615	528,237
Magellan Midstream Partners LP
4.25%, 02/01/21	180	185,330
5.15%, 10/15/43 (Call 04/15/43)	250	237,781
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	150	146,869
3.38%, 10/01/22 (Call 07/01/22)	155	137,978
6.13%, 02/01/41 (Call 08/01/40)	240	218,025
6.65%, 10/01/36	246	239,392
8.63%, 03/01/19	180	207,307
Panhandle Eastern Pipe Line Co. LP
7.00%, 06/15/18	300	335,081
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	200	181,739
3.65%, 06/01/22 (Call 03/01/22)	250	243,398
3.85%, 10/15/23 (Call 07/15/23)	256	246,104
4.30%, 01/31/43 (Call 07/31/42)	200	163,952
4.90%, 02/15/45 (Call 08/15/44)	200	180,099
5.15%, 06/01/42 (Call 12/01/41)	90	82,745
8.75%, 05/01/19	130	152,833
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	700	715,590
Southern Natural Gas Co. LLC
5.90%, 04/01/17[c]	163	171,310
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	150	150,788
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	302	267,433
8.00%, 10/01/19	250	292,530
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	150	139,007
4.60%, 06/15/21 (Call 03/15/21)	200	207,496
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	260,044
6.10%, 02/15/42	250	230,280

Security	Principal (000s)	Value
TC PipeLines LP
4.65%, 06/15/21 (Call 03/15/21)	$100	$101,993
Texas Eastern Transmission LP
7.00%, 07/15/32	225	271,739
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,033
2.50%, 08/01/22[a]	450	419,895
3.80%, 10/01/20[a]	85	89,651
4.63%, 03/01/34 (Call 12/01/33)	365	346,795
5.85%, 03/15/36	200	213,849
6.20%, 10/15/37	207	232,750
6.35%, 05/15/67 (Call 05/15/17)[a,e]	136	115,600
6.50%, 08/15/18	175	196,404
7.63%, 01/15/39	185	242,457
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	440,726
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	292	253,216
4.55%, 06/24/24 (Call 03/24/24)	402	359,941
8.75%, 03/15/32	109	121,312
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)	200	179,228
4.30%, 03/04/24 (Call 12/04/23)	550	514,473
5.25%, 03/15/20[a]	300	321,304
5.80%, 11/15/43 (Call 05/15/43)	250	220,970
6.30%, 04/15/40	442	414,581
Williams Partners LP/ACMP Finance Corp.
6.13%, 07/15/22 (Call 01/15/17)[a]	450	456,750
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	190	202,779

		23,842,780
REAL ESTATE — 0.09%
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	270	266,849
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	200	197,761
5.88%, 06/15/17	105	112,417
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	200	193,116

		770,143

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
REAL ESTATE INVESTMENT TRUSTS — 2.14%
Alexandria Real Estate Equities Inc.
4.50%, 07/30/29 (Call 04/30/29)	$250	$249,973
American Tower Corp.
3.45%, 09/15/21	352	348,359
4.00%, 06/01/25 (Call 03/01/25)[a]	400	384,900
4.50%, 01/15/18	112	117,515
5.00%, 02/15/24	106	110,974
5.05%, 09/01/20	100	108,043
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	145,795
3.50%, 11/15/24 (Call 08/15/24)	200	196,573
3.95%, 01/15/21 (Call 10/15/20)	50	52,211
5.70%, 03/15/17	125	132,678
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	342	347,906
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	104,790
3.80%, 02/01/24 (Call 11/01/23)	200	201,385
4.13%, 05/15/21 (Call 02/15/21)	225	237,162
5.88%, 10/15/19 (Call 07/17/19)	200	226,445
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	131	127,277
4.95%, 04/15/18 (Call 03/15/18)	200	211,462
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	100	94,929
4.25%, 01/15/24 (Call 10/15/23)	146	149,517
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	254,881
Corporate Office Properties LP
5.25%, 02/15/24 (Call 11/15/23)	150	151,487
DDR Corp.
4.63%, 07/15/22 (Call 04/15/22)	300	312,212
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	210	228,221
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	300	310,410
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	236,892
Equity Commonwealth
6.25%, 06/15/17 (Call 12/15/16)	250	261,672
Equity One Inc.
3.75%, 11/15/22 (Call 08/15/22)	200	196,874

Security	Principal (000s)	Value
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	$150	$147,779
4.75%, 07/15/20 (Call 04/15/20)	350	381,104
5.75%, 06/15/17	332	355,644
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	326	318,158
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	97,721
HCP Inc.
3.88%, 08/15/24 (Call 05/15/24)	352	340,436
4.00%, 06/01/25 (Call 03/01/25)	154	149,492
4.25%, 11/15/23 (Call 08/15/23)	250	249,644
5.38%, 02/01/21 (Call 11/03/20)	250	273,960
6.70%, 01/30/18	75	82,699
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	400	421,822
4.95%, 01/15/21 (Call 10/15/20)	262	283,606
5.25%, 01/15/22 (Call 10/15/21)	366	397,430
6.20%, 06/01/16	200	206,924
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	350	362,657
6.70%, 01/15/18 (Call 07/15/17)	125	134,296
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	190	183,982
6.00%, 11/01/20 (Call 11/01/15)	106	109,843
Series D
3.75%, 10/15/23 (Call 07/15/23)	185	178,066
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	80	76,336
4.80%, 07/15/18 (Call 05/15/18)	175	185,220
Kimco Realty Corp.
3.20%, 05/01/21 (Call 03/01/21)	150	149,908
4.25%, 04/01/45 (Call 10/01/44)	75	67,827
4.30%, 02/01/18 (Call 11/01/17)	200	210,264
Liberty Property LP
4.75%, 10/01/20 (Call 07/01/20)	400	429,566
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	88,573
4.50%, 04/18/22 (Call 01/18/22)	160	156,840
7.75%, 08/15/19	212	243,807
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	276	264,264
5.50%, 07/15/21 (Call 04/15/21)	200	223,040

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Omega Healthcare Investors Inc.
5.88%, 03/15/24 (Call 03/15/17)	$500	$527,500
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	200	204,610
4.50%, 08/15/17	120	126,100
6.88%, 03/15/20 (Call 12/16/19)	195	224,273
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	550	530,561
6.75%, 08/15/19	125	144,164
Select Income REIT
4.50%, 02/01/25 (Call 11/01/24)	200	192,539
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	200	202,319
2.75%, 02/01/23 (Call 11/01/22)	400	381,275
3.38%, 10/01/24 (Call 07/01/24)	230	226,523
4.25%, 10/01/44 (Call 04/01/44)[a]	80	75,620
5.65%, 02/01/20 (Call 11/01/19)	258	290,603
6.13%, 05/30/18	197	219,156
6.75%, 02/01/40 (Call 11/01/39)	100	130,066
UDR Inc.
4.25%, 06/01/18	125	131,619
4.63%, 01/10/22 (Call 10/10/21)	250	266,039
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	250	219,333
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	200	199,990
4.75%, 06/01/21 (Call 03/01/21)	200	214,350
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	200	212,988
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	100	106,997
Weyerhaeuser Co.
4.63%, 09/15/23	250	264,149
6.88%, 12/15/33	175	211,106

		17,573,331
RETAIL — 2.97%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	100	104,620
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	145,640
3.25%, 04/15/25 (Call 01/15/25)	130	124,776
3.70%, 04/15/22 (Call 01/15/22)	206	210,689

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$100	$97,026
5.17%, 08/01/44 (Call 02/01/44)[a]	150	143,957
Costco Wholesale Corp.
1.13%, 12/15/17	125	124,168
1.70%, 12/15/19	575	565,557
2.25%, 02/15/22[a]	70	67,687
5.50%, 03/15/17	43	45,865
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	200	200,058
3.38%, 08/12/24 (Call 05/12/24)[a]	150	147,989
3.88%, 07/20/25 (Call 04/20/25)	1,000	1,022,137
4.88%, 07/20/35 (Call 01/20/35)	250	259,960
5.13%, 07/20/45 (Call 01/20/45)	476	507,017
5.30%, 12/05/43 (Call 06/05/43)	400	434,172
5.75%, 06/01/17	980	1,050,919
6.13%, 08/15/16	171	179,243
6.25%, 06/01/27	178	214,293
Darden Restaurants Inc.
7.05%, 10/15/37	100	121,252
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	302	286,714
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	252	278,171
Home Depot Inc. (The)
2.70%, 04/01/23 (Call 01/01/23)	450	437,880
4.20%, 04/01/43 (Call 10/01/42)	146	142,204
4.25%, 04/01/46 (Call 10/01/45)	200	196,541
4.40%, 04/01/21 (Call 01/01/21)	780	850,639
4.40%, 03/15/45 (Call 09/15/44)	252	253,531
5.88%, 12/16/36	150	181,474
5.95%, 04/01/41 (Call 10/01/40)	440	541,202
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	164	167,976
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	100	100,690
3.12%, 04/15/22 (Call 01/15/22)	210	210,833
4.63%, 04/15/20 (Call 10/15/19)	152	165,994
5.40%, 10/15/16	40	41,940
5.50%, 10/15/35	175	198,427
6.65%, 09/15/37	500	641,618
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	200	184,992
3.88%, 01/15/22 (Call 10/15/21)	130	131,585

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.38%, 03/15/37	$283	$308,637
6.65%, 07/15/24	275	323,319
7.00%, 02/15/28	50	61,008
McDonald’s Corp.
2.63%, 01/15/22	425	412,175
3.38%, 05/26/25 (Call 02/26/25)	300	293,254
3.70%, 02/15/42	205	174,340
5.35%, 03/01/18	205	222,700
6.30%, 10/15/37	325	391,337
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)[a]	222	232,532
6.25%, 01/15/18	212	232,392
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	252	270,954
QVC Inc.
3.13%, 04/01/19	50	49,469
4.38%, 03/15/23	438	419,616
4.85%, 04/01/24	50	48,025
5.13%, 07/02/22	172	173,705
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	160	156,776
Starbucks Corp.
3.85%, 10/01/23 (Call 07/01/23)	256	270,157
Target Corp.
4.00%, 07/01/42	78	74,980
5.38%, 05/01/17	100	106,882
6.00%, 01/15/18	750	829,234
6.35%, 11/01/32[a]	127	159,386
6.50%, 10/15/37	300	385,843
7.00%, 01/15/38	325	441,481
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)[a]	325	309,542
2.75%, 06/15/21 (Call 04/15/21)	50	50,150
Wal-Mart Stores Inc.
1.00%, 04/21/17	250	249,630
1.13%, 04/11/18[a]	250	248,546
3.25%, 10/25/20	700	733,424
3.30%, 04/22/24 (Call 01/22/24)[a]	350	352,787
4.00%, 04/11/43 (Call 10/11/42)	480	460,378
4.13%, 02/01/19[a]	150	161,545
4.25%, 04/15/21	192	209,916
5.00%, 10/25/40	220	241,980
5.25%, 09/01/35	685	780,390
5.63%, 04/15/41	480	573,720

Security	Principal (000s)	Value
5.80%, 02/15/18	$400	$442,310
6.20%, 04/15/38	330	416,599
6.50%, 08/15/37	240	311,983
Walgreen Co.
3.10%, 09/15/22	368	355,508
5.25%, 01/15/19	45	49,065
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	654	655,974
4.80%, 11/18/44 (Call 05/18/44)	500	460,050
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)	200	200,609
5.30%, 09/15/19	154	167,425
5.35%, 11/01/43 (Call 05/01/43)	100	96,569
6.25%, 03/15/18	29	31,717

		24,377,455
SEMICONDUCTORS — 0.65%
Altera Corp.
2.50%, 11/15/18	406	411,604
Applied Materials Inc.
4.30%, 06/15/21	200	212,271
5.85%, 06/15/41	100	110,335
Broadcom Corp.
2.70%, 11/01/18	162	164,450
3.50%, 08/01/24 (Call 05/01/24)	184	180,112
4.50%, 08/01/34 (Call 02/01/34)[a]	100	98,459
Intel Corp.
1.35%, 12/15/17[a]	280	279,300
1.95%, 10/01/16	137	138,560
2.45%, 07/29/20	140	140,307
2.70%, 12/15/22	352	340,828
3.10%, 07/29/22[a]	215	216,020
3.30%, 10/01/21	228	233,790
3.70%, 07/29/25 (Call 04/29/25)	500	505,231
4.80%, 10/01/41	492	499,125
KLA-Tencor Corp.
4.65%, 11/01/24 (Call 08/01/24)	415	407,354
QUALCOMM Inc.
1.40%, 05/18/18	205	202,823
2.25%, 05/20/20[a]	130	128,319
3.00%, 05/20/22	210	203,593
4.80%, 05/20/45 (Call 11/20/44)	400	343,972
Texas Instruments Inc.
1.65%, 08/03/19	360	354,703

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.75%, 05/01/20 (Call 04/01/20)	$204	$199,573

		5,370,729
SOFTWARE — 1.36%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	120	115,264
4.75%, 02/01/20	250	272,589
Autodesk Inc.
1.95%, 12/15/17	112	111,647
4.38%, 06/15/25 (Call 03/15/25)	195	194,601
CA Inc.
2.88%, 08/15/18	300	298,924
5.38%, 12/01/19	42	44,925
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	340	334,258
Fidelity National Information Services Inc.
2.00%, 04/15/18	226	221,836
3.88%, 06/05/24 (Call 03/05/24)	200	186,869
5.00%, 03/15/22 (Call 03/15/17)	302	316,157
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	162	161,583
4.75%, 06/15/21	100	107,622
Microsoft Corp.
1.63%, 12/06/18	306	307,286
1.85%, 02/12/20 (Call 01/12/20)	600	598,161
2.38%, 05/01/23 (Call 02/01/23)[a]	230	220,199
3.00%, 10/01/20	380	394,686
3.50%, 02/12/35 (Call 08/12/34)	365	335,250
3.50%, 11/15/42	250	219,453
4.00%, 02/12/55 (Call 08/12/54)	500	459,831
4.20%, 06/01/19	222	241,129
5.20%, 06/01/39	150	167,258
5.30%, 02/08/41	342	390,948
Oracle Corp.
1.20%, 10/15/17[a]	410	408,364
2.25%, 10/08/19	1,100	1,106,350
2.50%, 10/15/22	700	668,954
3.25%, 05/15/30 (Call 02/15/30)	500	463,278
3.40%, 07/08/24 (Call 04/08/24)	200	200,726
3.88%, 07/15/20	100	106,922
3.90%, 05/15/35 (Call 11/15/34)[a]	410	384,547
4.30%, 07/08/34 (Call 01/08/34)	650	638,201
4.38%, 05/15/55 (Call 11/15/54)	100	93,275

Security	Principal (000s)	Value
4.50%, 07/08/44 (Call 01/08/44)	$200	$198,303
5.00%, 07/08/19	212	234,285
5.38%, 07/15/40	260	289,953
5.75%, 04/15/18	233	257,651
6.50%, 04/15/38	350	436,432

		11,187,717
TELECOMMUNICATIONS — 4.69%
Alltel Corp.
7.88%, 07/01/32	35	45,681
America Movil SAB de CV
2.38%, 09/08/16	300	302,855
3.13%, 07/16/22	250	245,343
4.38%, 07/16/42	850	777,422
5.00%, 10/16/19	300	327,832
5.00%, 03/30/20[a]	50	55,076
6.13%, 11/15/37	150	168,276
6.13%, 03/30/40	100	113,157
AT&T Inc.
1.40%, 12/01/17	250	247,578
1.60%, 02/15/17[a]	400	400,049
2.45%, 06/30/20 (Call 05/30/20)	400	391,173
2.63%, 12/01/22 (Call 09/01/22)[a]	252	236,112
3.00%, 02/15/22[a]	30	29,053
3.40%, 05/15/25 (Call 02/15/25)	500	474,837
3.88%, 08/15/21	486	499,345
3.90%, 03/11/24 (Call 12/11/23)[a]	700	703,906
4.35%, 06/15/45 (Call 12/15/44)	400	341,097
4.45%, 05/15/21[a]	284	301,421
4.50%, 05/15/35 (Call 11/15/34)	155	142,736
4.75%, 05/15/46 (Call 11/15/45)	406	369,272
5.35%, 09/01/40	278	272,638
5.50%, 02/01/18	480	518,814
5.80%, 02/15/19	300	332,133
6.30%, 01/15/38	351	384,810
6.40%, 05/15/38	82	89,884
6.45%, 06/15/34[a]	500	552,486
6.50%, 09/01/37	492	551,446
6.55%, 02/15/39	650	733,479
BellSouth Corp.
6.00%, 11/15/34	450	460,674
BellSouth Telecommunications LLC
6.38%, 06/01/28	450	498,746

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
British Telecommunications PLC
5.95%, 01/15/18	$400	$437,858
9.63%, 12/15/30	428	625,938
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	356	350,164
Cisco Systems Inc.
1.10%, 03/03/17	400	400,291
3.50%, 06/15/25[a]	200	202,462
4.45%, 01/15/20	692	754,674
4.95%, 02/15/19	262	287,568
5.50%, 01/15/40	60	68,699
5.90%, 02/15/39	525	628,853
Corning Inc.
4.75%, 03/15/42[a]	106	111,044
5.75%, 08/15/40	150	176,864
Deutsche Telekom International Finance BV
6.75%, 08/20/18	400	453,241
8.75%, 06/15/30	421	595,549
Embarq Corp.
8.00%, 06/01/36	250	262,500
GTE Corp.
6.94%, 04/15/28	200	233,906
Harris Corp.
4.40%, 12/15/20	200	209,675
4.85%, 04/27/35 (Call 10/27/34)	65	61,537
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	150	149,034
4.60%, 03/15/21	154	161,731
5.95%, 03/15/41	50	49,915
Koninklijke KPN NV
8.38%, 10/01/30	250	321,474
Motorola Solutions Inc.
3.50%, 03/01/23	300	264,698
3.75%, 05/15/22	302	277,440
5.50%, 09/01/44	100	83,383
New Cingular Wireless Services Inc.
8.75%, 03/01/31	250	343,890
Orange SA
2.75%, 09/14/16	272	276,211
5.38%, 01/13/42	350	362,668
5.50%, 02/06/44 (Call 08/06/43)	300	318,087
9.00%, 03/01/31	220	311,374

Security	Principal (000s)	Value
Pacific Bell Telephone Co.
7.13%, 03/15/26	$500	$611,484
Qwest Corp.
6.75%, 12/01/21	352	379,280
6.88%, 09/15/33 (Call 10/01/15)	57	56,145
7.13%, 11/15/43 (Call 10/01/15)	100	98,000
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	428	419,524
6.80%, 08/15/18	180	202,451
Telefonica Emisiones SAU
3.19%, 04/27/18	600	615,223
4.57%, 04/27/23	500	524,630
5.46%, 02/16/21[a]	200	222,573
5.88%, 07/15/19	210	234,841
Telefonica Europe BV
8.25%, 09/15/30	270	358,863
Verizon Communications Inc.
2.00%, 11/01/16	130	131,063
2.45%, 11/01/22 (Call 08/01/22)	400	373,062
2.63%, 02/21/20	950	947,324
3.45%, 03/15/21	150	153,095
3.50%, 11/01/21	368	374,285
3.50%, 11/01/24 (Call 08/01/24)	1,226	1,196,682
3.65%, 09/14/18	752	788,317
3.85%, 11/01/42 (Call 05/01/42)	1,650	1,362,629
4.40%, 11/01/34 (Call 05/01/34)	1,002	926,871
4.50%, 09/15/20	150	161,962
5.01%, 08/21/54	800	727,759
5.15%, 09/15/23	850	928,769
5.85%, 09/15/35	780	848,467
6.00%, 04/01/41	282	306,425
6.10%, 04/15/18	220	242,911
6.40%, 09/15/33	1,100	1,250,084
6.40%, 02/15/38	350	398,048
6.55%, 09/15/43	707	833,772
7.75%, 12/01/30	925	1,205,633
Vodafone Group PLC
1.50%, 02/19/18	700	688,257
2.50%, 09/26/22	100	91,415
2.95%, 02/19/23[a]	300	280,556
5.45%, 06/10/19[a]	450	494,244
5.63%, 02/27/17	150	157,957
6.15%, 02/27/37	555	589,792

		38,530,452

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
TEXTILES — 0.07%
Cintas Corp. No. 2
2.85%, 06/01/16	$350	$354,710
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	251,544

		606,254
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	54,313
Mattel Inc.
2.50%, 11/01/16	100	101,161
3.15%, 03/15/23 (Call 12/15/22)[a]	100	95,134
4.35%, 10/01/20[a]	100	105,728
5.45%, 11/01/41 (Call 05/01/41)	120	116,846

		473,182
TRANSPORTATION — 1.45%
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (Call 12/15/21)[a]	162	160,188
3.45%, 09/15/21 (Call 06/15/21)	178	182,592
3.75%, 04/01/24 (Call 01/01/24)	626	636,730
4.15%, 04/01/45 (Call 10/01/44)	50	45,310
4.45%, 03/15/43 (Call 09/15/42)	350	333,295
4.55%, 09/01/44 (Call 03/01/44)	650	628,375
4.90%, 04/01/44 (Call 10/01/43)	106	107,905
5.75%, 05/01/40 (Call 11/01/39)	92	104,089
6.15%, 05/01/37	37	43,943
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	150	150,642
2.95%, 11/21/24 (Call 08/21/24)	500	488,855
5.55%, 03/01/19	120	133,805
6.38%, 11/15/37[a]	250	324,448
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	200	187,507
4.80%, 08/01/45 (Call 02/01/45)	25	24,949
5.95%, 05/15/37	102	116,164
7.13%, 10/15/31	225	283,449
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	250	249,052
3.70%, 10/30/20 (Call 07/30/20)	200	209,690
3.95%, 05/01/50 (Call 11/01/49)	200	171,628
4.10%, 03/15/44 (Call 09/15/43)	252	228,267
4.25%, 06/01/21 (Call 03/01/21)	300	321,048
6.15%, 05/01/37	102	120,218

Security	Principal (000s)	Value
6.22%, 04/30/40	$100	$119,206
FedEx Corp.
2.63%, 08/01/22	500	479,241
4.00%, 01/15/24	186	190,774
4.50%, 02/01/65	325	285,070
5.10%, 01/15/44	100	102,688
8.00%, 01/15/19	92	108,780
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	249,176
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23 (Call 02/15/23)	250	239,328
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	350	344,824
4.45%, 06/15/45 (Call 12/15/44)[a]	106	100,904
4.80%, 08/15/43 (Call 02/15/43)	256	256,274
4.84%, 10/01/41	403	405,022
5.90%, 06/15/19	282	318,381
7.70%, 05/15/17	30	33,070
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	200	202,622
2.50%, 03/01/18 (Call 02/01/18)	200	202,338
2.65%, 03/02/20 (Call 02/02/20)	75	74,552
3.50%, 06/01/17	100	103,052
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)[a]	400	399,781
3.38%, 02/01/35 (Call 08/01/34)	300	266,886
4.15%, 01/15/45 (Call 07/15/44)	225	217,105
4.16%, 07/15/22 (Call 04/15/22)	400	425,008
5.78%, 07/15/40	190	225,746
United Parcel Service Inc.
2.45%, 10/01/22	650	634,604
5.13%, 04/01/19	137	151,921
6.20%, 01/15/38	400	508,975

		11,897,477
TRUCKING & LEASING — 0.07%
GATX Corp.
3.50%, 07/15/16	250	254,550
4.85%, 06/01/21	200	213,704
5.20%, 03/15/44 (Call 09/15/43)	100	103,107

		571,361

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
WATER — 0.06%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$50	$49,875
6.59%, 10/15/37	352	446,268

		496,143

TOTAL CORPORATE BONDS & NOTES
(Cost: $696,278,694)		683,377,391

FOREIGN GOVERNMENT OBLIGATIONS[f] — 12.29%
BRAZIL — 0.49%
Brazilian Government International Bond
2.63%, 01/05/23[a]	1,100	948,750
4.88%, 01/22/21[a]	250	255,250
5.00%, 01/27/45[a]	1,300	1,048,125
5.88%, 01/15/19[a]	300	327,300
6.00%, 01/17/17[a]	650	684,775
7.13%, 01/20/37[a]	277	293,620
8.00%, 01/15/18	80	86,020
8.25%, 01/20/34[a]	175	204,050
8.75%, 02/04/25[a]	175	221,288

		4,069,178
CANADA — 1.40%
Canada Government International Bond
0.88%, 02/14/17	900	903,180
1.63%, 02/27/19	600	605,907
Export Development Canada
1.00%, 05/15/17	1,500	1,505,875
1.63%, 12/03/19	200	200,533
Province of British Columbia Canada
1.20%, 04/25/17	400	402,853
2.65%, 09/22/21	355	367,567
7.25%, 09/01/36	50	76,313
Province of Manitoba Canada
2.10%, 09/06/22[a]	750	736,958
4.90%, 12/06/16	150	157,831
Province of Nova Scotia
5.13%, 01/26/17	250	264,359
Province of Ontario Canada
1.10%, 10/25/17	750	749,166
1.20%, 02/14/18	600	599,353
1.60%, 09/21/16	400	404,178

Security	Principal (000s)	Value
3.20%, 05/16/24	$800	$834,655
4.00%, 10/07/19	400	434,419
4.40%, 04/14/20[a]	450	500,085
4.95%, 11/28/16	700	737,295
Province of Quebec Canada
2.63%, 02/13/23	300	302,923
2.75%, 08/25/21[a]	75	77,127
2.88%, 10/16/24	300	304,474
3.50%, 07/29/20[a]	505	542,167
5.13%, 11/14/16	188	197,967
7.50%, 09/15/29	420	612,167

		11,517,352
CHILE — 0.13%
Chile Government International Bond
3.13%, 03/27/25[a]	500	502,500
3.25%, 09/14/21[a]	300	313,500
3.88%, 08/05/20	250	269,125

		1,085,125
COLOMBIA — 0.46%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	447,500
4.00%, 02/26/24 (Call 11/26/23)[a]	500	486,250
4.38%, 07/12/21	400	409,000
5.00%, 06/15/45 (Call 12/15/44)	400	354,000
6.13%, 01/18/41[a]	400	414,000
7.38%, 01/27/17	500	538,250
7.38%, 03/18/19	400	459,400
7.38%, 09/18/37[a]	550	649,825

		3,758,225
GERMANY — 0.22%
FMS Wertmanagement AoeR
0.63%, 01/30/17	1,300	1,298,951
1.63%, 11/20/18	500	504,704

		1,803,655
ISRAEL — 0.07%
Israel Government International Bond
4.50%, 01/30/43	500	506,250
5.13%, 03/26/19	30	33,600

		539,850
ITALY — 0.26%
Italy Government International Bond
5.25%, 09/20/16	350	363,947

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.38%, 06/12/17	$900	$961,947
5.38%, 06/15/33[a]	600	688,312
6.88%, 09/27/23	125	157,320

		2,171,526
JAPAN — 0.45%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	600	600,360
1.75%, 05/29/19	800	803,178
2.13%, 02/10/25[a]	950	913,275
Japan Finance Corp.
2.13%, 02/07/19[a]	800	815,031
Japan Finance Organization for Municipalities
5.00%, 05/16/17	500	533,127

		3,664,971
MEXICO — 0.80%
Mexico Government International Bond
3.63%, 03/15/22	200	200,700
4.75%, 03/08/44[a]	1,250	1,175,000
5.13%, 01/15/20[a]	710	778,160
5.55%, 01/21/45[a]	1,350	1,410,750
5.63%, 01/15/17	802	851,323
5.95%, 03/19/19[a]	665	744,135
6.05%, 01/11/40	450	505,125
6.75%, 09/27/34	225	276,750
7.50%, 04/08/33	120	159,600
11.38%, 09/15/16[a]	400	448,000

		6,549,543
PANAMA — 0.23%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	500	497,500
5.20%, 01/30/20	500	545,000
6.70%, 01/26/36[a]	725	877,250

		1,919,750
PERU — 0.21%
Peruvian Government International Bond
5.63%, 11/18/50	450	483,750
6.55%, 03/14/37[a]	250	300,000
7.13%, 03/30/19[a]	150	174,000

Security	Principal (000s)	Value
7.35%, 07/21/25[a]	$400	$505,000
8.75%, 11/21/33	155	224,750

		1,687,500
PHILIPPINES — 0.39%
Philippine Government International Bond
3.95%, 01/20/40[a]	1,250	1,276,562
4.00%, 01/15/21[a]	900	970,875
6.38%, 10/23/34	700	931,000

		3,178,437
POLAND — 0.25%
Poland Government International Bond
4.00%, 01/22/24	550	578,600
5.00%, 03/23/22	355	395,115
5.13%, 04/21/21[a]	300	336,234
6.38%, 07/15/19	675	780,469

		2,090,418
SOUTH AFRICA — 0.18%
South Africa Government International Bond
5.38%, 07/24/44	650	629,200
5.50%, 03/09/20[a]	300	320,250
6.88%, 05/27/19	500	561,350

		1,510,800
SOUTH KOREA — 0.37%
Export-Import Bank of Korea
2.88%, 01/21/25[a]	300	289,747
3.25%, 08/12/26	200	197,615
4.00%, 01/11/17	500	516,763
5.00%, 04/11/22	500	557,293
5.13%, 06/29/20	250	279,515
Republic of Korea
4.13%, 06/10/44[a]	250	281,963
7.13%, 04/16/19	750	886,272

		3,009,168
SUPRANATIONAL — 5.45%
African Development Bank
0.88%, 03/15/18	420	417,699
1.13%, 03/15/17	1,000	1,005,530
1.25%, 09/02/16	620	624,340
2.38%, 09/23/21[a]	109	111,662

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Asian Development Bank
1.13%, 03/15/17	$1,250	$1,257,275
1.63%, 08/26/20[a]	500	498,086
1.75%, 03/21/19[a]	900	911,033
1.88%, 10/23/18	205	208,843
2.00%, 01/22/25	1,350	1,307,694
Corp. Andina de Fomento
4.38%, 06/15/22	609	660,023
Council of Europe Development Bank
1.00%, 03/07/18	350	349,180
1.50%, 02/22/17	1,150	1,163,327
European Bank for Reconstruction & Development
1.00%, 02/16/17	600	602,769
1.38%, 10/20/16	600	605,416
1.75%, 06/14/19	1,500	1,513,456
European Investment Bank
0.50%, 08/15/16[a]	500	499,631
0.88%, 04/18/17	2,700	2,702,714
1.00%, 12/15/17	1,150	1,149,284
1.00%, 06/15/18	1,950	1,939,625
1.13%, 09/15/17[a]	1,850	1,856,409
1.25%, 05/15/18	500	501,061
1.38%, 06/15/20	300	295,394
1.75%, 06/17/19	1,500	1,514,316
1.88%, 02/10/25	1,100	1,048,403
2.25%, 08/15/22[a]	750	755,745
2.50%, 04/15/21	200	206,303
2.50%, 10/15/24[a]	750	758,601
2.88%, 09/15/20[a]	830	874,368
4.00%, 02/16/21	600	666,103
4.88%, 01/17/17	120	126,929
4.88%, 02/15/36	100	125,478
5.13%, 05/30/17	210	225,533
Inter-American Development Bank
0.88%, 03/15/18[a]	2,500	2,487,238
1.13%, 03/15/17[a]	825	829,802
1.38%, 10/18/16	475	479,276
3.00%, 02/21/24	1,300	1,373,819
3.88%, 02/14/20	600	658,761
4.38%, 01/24/44	250	300,990
5.13%, 09/13/16	305	319,345

Security	Principal (000s)	Value
International Bank for Reconstruction & Development
0.88%, 04/17/17	$1,550	$1,553,328
1.00%, 09/15/16	260	261,049
1.13%, 07/18/17[a]	1,500	1,507,891
1.88%, 03/15/19	1,600	1,628,952
2.13%, 03/03/25	500	490,501
2.50%, 11/25/24	600	607,950
2.50%, 07/29/25	750	755,624
7.63%, 01/19/23	700	959,536
International Finance Corp.
1.13%, 11/23/16	1,150	1,157,087
1.75%, 09/16/19[a]	1,300	1,312,180
2.13%, 11/17/17	900	922,375
Nordic Investment Bank
0.75%, 01/17/18[a]	650	646,126
1.00%, 03/07/17	42	42,175

		44,776,235
SWEDEN — 0.13%
Svensk Exportkredit AB
1.13%, 04/05/18	900	897,602
5.13%, 03/01/17	135	143,589

		1,041,191
TURKEY — 0.65%
Turkey Government International Bond
3.25%, 03/23/23[a]	1,600	1,456,000
4.88%, 04/16/43	1,500	1,310,625
5.75%, 03/22/24[a]	600	636,750
6.63%, 02/17/45[a]	900	999,000
6.75%, 04/03/18	450	491,062
6.75%, 05/30/40[a]	200	221,500
7.50%, 07/14/17	200	218,000

		5,332,937
URUGUAY — 0.15%
Uruguay Government International Bond
4.50%, 08/14/24[a]	700	715,750
5.10%, 06/18/50	600	546,000

		1,261,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $102,564,957)		100,967,611

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 3.12%

ARIZONA — 0.04%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$250	$292,760

		292,760
CALIFORNIA — 0.91%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	50	65,160
6.91%, 10/01/50	100	135,088
Series S1
6.79%, 04/01/30	240	298,613
7.04%, 04/01/50	130	175,743
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	225	267,433
County of Sonoma CA RB
Series A
6.00%, 12/01/29 (GTD)	250	295,330
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	180	227,776
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	175	240,301
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	60	73,434
Los Angeles County Public Works Financing Authority RB BAB
7.49%, 08/01/33	40	50,930
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	130	175,397
6.60%, 07/01/50	135	185,699
Los Angeles Department of Water RB BAB
6.01%, 07/01/39	110	136,473

Security	Principal (000s)	Value
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	$250	$302,157
6.76%, 07/01/34	175	228,924
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41	200	270,906
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	250	324,820
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	100	125,105
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32	100	121,066
State of California GO
6.20%, 03/01/19	400	458,280
State of California GO BAB
5.70%, 11/01/21	200	233,834
7.50%, 04/01/34	180	250,900
7.55%, 04/01/39	655	943,803
7.60%, 11/01/40	590	865,483
7.70%, 11/01/30 (Call 11/01/20)	240	291,298
University of California RB
Series AD
4.86%, 05/15/12	200	188,820
Series AN
4.77%, 05/15/44 (Call 05/15/24)[a]	100	103,732
University of California RB BAB
5.77%, 05/15/43	300	363,579
5.95%, 05/15/45	100	121,653

		7,521,737
COLORADO — 0.02%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	100	127,606

		127,606
CONNECTICUT — 0.05%
State of Connecticut GO Series A
5.85%, 03/15/32	180	217,069

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
State of Connecticut GO BAB
5.09%, 10/01/30	$150	$165,323

		382,392
DISTRICT OF COLUMBIA — 0.02%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	150	150,861

		150,861
FLORIDA — 0.05%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	400	407,116

		407,116
GEORGIA — 0.09%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	250	290,942
Project M, Series 2010A
6.66%, 04/01/57	200	231,214
State of Georgia GO BAB
Series H
4.50%, 11/01/25	200	222,124

		744,280
ILLINOIS — 0.39%
Chicago Transit Authority RB Series A
6.90%, 12/01/40	340	380,048
City of Chicago IL GO
Series B
6.31%, 01/01/44	100	87,028
Series C
7.78%, 01/01/35	125	126,979
City of Chicago IL Wastewater Transmission Revenue RB BAB
Series B
6.90%, 01/01/40	105	117,936
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	50	56,280

Security	Principal (000s)	Value
Illinois State Toll Highway Authority RB BAB
Series B
5.85%, 12/01/34	$105	$128,686
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	75	89,827
State of Illinois GO
4.95%, 06/01/23	300	304,998
5.10%, 06/01/33	375	347,951
5.37%, 03/01/17	150	155,145
5.88%, 03/01/19	360	393,242
State of Illinois GO BAB
Series 3
6.73%, 04/01/35	100	103,509
Series 5
7.35%, 07/01/35	825	884,425

		3,176,054
KENTUCKY — 0.02%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	100	130,850

		130,850
MASSACHUSETTS — 0.09%
Commonwealth of Massachusetts GOL BAB
Series D
4.50%, 08/01/31	230	244,184
Series E
4.20%, 12/01/21	85	93,623
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	100	125,488
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	205	255,961

		719,256

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
MISSISSIPPI — 0.01%
State of Mississippi GO BAB
5.25%, 11/01/34	$100	$113,860

		113,860
MISSOURI — 0.01%
University of Missouri RB BAB
5.79%, 11/01/41	40	50,303

		50,303
NEVADA — 0.01%
County of Clark Department of Aviation RB BAB
Series C
6.82%, 07/01/45	40	54,610

		54,610
NEW JERSEY — 0.24%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29 (NPFGC)	300	344,508
Series B
0.00%, 02/15/20 (AGM)	300	252,183
0.00%, 02/15/23 (AGM)	120	84,959
0.00%, 02/15/24 (AGM)	200	133,204
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	77	103,390
Series F
7.41%, 01/01/40	135	185,684
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	150	155,325
Series C
5.75%, 12/15/28	250	258,810
6.10%, 12/15/28 (Call 12/15/20)	300	311,055
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	100	120,213

		1,949,331
NEW YORK — 0.49%
City of New York NY GO BAB
5.85%, 06/01/40	250	310,910
5.97%, 03/01/36	150	185,895

Security	Principal (000s)	Value
Metropolitan Transportation Authority RB BAB
6.67%, 11/15/39	$160	$205,418
7.34%, 11/15/39	150	215,933
Series C-1
6.69%, 11/15/40	155	200,951
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	101,708
5.57%, 11/01/38	300	361,383
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	125	148,665
5.75%, 06/15/41	320	402,854
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	250	296,677
Series H
5.43%, 03/15/39	200	236,350
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39	275	334,425
Port Authority of New York & New Jersey RB
4.46%, 10/01/62[a]	250	245,908
4.93%, 10/01/51	225	243,430
5.86%, 12/01/24	325	394,163
6.04%, 12/01/29	150	182,130

		4,066,800
NORTH CAROLINA — 0.01%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34	100	102,720

		102,720
OHIO — 0.11%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	185	249,996
8.08%, 02/15/50	100	147,896
Series E
6.27%, 02/15/50	100	119,064

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40 (Call 11/15/20)	$100	$113,602
Ohio State University (The) RB BAB
4.91%, 06/01/40	270	314,167

		944,725
OREGON — 0.10%
Oregon School Boards Association GOL
4.76%, 06/30/28 (AMBAC GTD)	230	253,347
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	250	317,298
State of Oregon GO
5.89%, 06/01/27[a]	200	240,070

		810,715
PENNSYLVANIA — 0.04%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26	300	325,236
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45	40	46,724

		371,960
SOUTH CAROLINA — 0.03%
South Carolina State Public Service Authority RB BAB
Series C
6.45%, 01/01/50	200	245,580

		245,580
TEXAS — 0.32%
City of Houston TX GOL
Series A
6.29%, 03/01/32[a]	145	175,802
City Public Service Board of San Antonio TX RB BAB
5.72%, 02/01/41	225	277,432
Series C
5.99%, 02/01/39	130	168,423

Security	Principal (000s)	Value
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	$175	$226,928
Dallas County Hospital District GOL BAB
Series C
5.62%, 08/15/44	100	121,794
North Texas Tollway Authority RB BAB
6.72%, 01/01/49	250	338,410
State of Texas GO BAB
5.52%, 04/01/39	120	151,980
Series A
4.63%, 04/01/33	300	330,627
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26	100	114,018
5.18%, 04/01/30	250	287,687
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	185	208,031
Series D
5.13%, 08/15/42	220	261,606

		2,662,738
UTAH — 0.01%
State of Utah GO BAB
Series D
4.55%, 07/01/24	75	83,336

		83,336
WASHINGTON — 0.04%
State of Washington GO BAB Series D
5.48%, 08/01/39	250	299,222
Washington State Convention Center Public Facilities District RB BAB
6.79%, 07/01/40	50	61,097

		360,319

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. CREDIT BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
WISCONSIN — 0.02%
State of Wisconsin RB
Series A
5.70%, 05/01/26 (AGM)	$125	$147,409

		147,409

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $25,289,680)		25,617,318

SHORT-TERM INVESTMENTS — 13.16%

MONEY MARKET FUNDS — 13.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,g,h]	93,069	93,068,856
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,g,h]	12,009	12,008,502
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,g]	3,056	3,056,225

		108,133,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,133,583)		108,133,583

TOTAL INVESTMENTS IN SECURITIES — 111.74%
(Cost: $932,266,914)		918,095,903
Other Assets, Less Liabilities — (11.74)%		(96,495,090)

NET ASSETS — 100.00%		$821,600,813

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

RB  —  Revenue Bond

Insured by:

AMBAC  —  Ambac Assurance Corp.

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 82.30%

ADVERTISING — 0.19%
Interpublic Group of Companies Inc. (The)
2.25%, 11/15/17	$700	$703,881
3.75%, 02/15/23	876	859,161
4.00%, 03/15/22	595	600,071
4.20%, 04/15/24[a]	800	797,044
Omnicom Group Inc.
3.63%, 05/01/22	4,792	4,756,478
4.45%, 08/15/20[a]	965	1,017,950
6.25%, 07/15/19	1,000	1,124,083
WPP Finance 2010
3.63%, 09/07/22	1,900	1,893,455

		11,752,123
AEROSPACE & DEFENSE — 0.79%
Boeing Capital Corp.
2.90%, 08/15/18 (Call 07/15/18)	575	595,537
4.70%, 10/27/19	1,500	1,653,618
Boeing Co. (The)
2.50%, 03/01/25 (Call 12/01/24)	555	527,732
2.85%, 10/30/24 (Call 07/30/24)	1,400	1,374,310
4.88%, 02/15/20	997	1,109,046
6.00%, 03/15/19	400	453,780
8.75%, 08/15/21	420	556,410
Embraer Overseas Ltd.
5.70%, 09/16/23[b]	2,146	2,159,412
Exelis Inc.
4.25%, 10/01/16	150	153,938
5.55%, 10/01/21	700	772,261
General Dynamics Corp.
1.00%, 11/15/17	500	495,010
2.25%, 11/15/22 (Call 08/15/22)	1,000	946,643
3.88%, 07/15/21 (Call 04/15/21)	500	531,473
L-3 Communications Corp.
1.50%, 05/28/17	1,450	1,428,067
3.95%, 11/15/16[a]	950	974,331

Security	Principal (000s)	Value
3.95%, 05/28/24 (Call 02/28/24)[a]	$1,560	$1,476,711
4.75%, 07/15/20	1,092	1,140,559
4.95%, 02/15/21 (Call 11/15/20)	1,188	1,246,739
5.20%, 10/15/19	460	487,181
Lockheed Martin Corp.
2.13%, 09/15/16	250	252,662
2.90%, 03/01/25 (Call 12/01/24)	725	686,657
3.35%, 09/15/21	1,146	1,168,493
4.25%, 11/15/19	1,322	1,422,416
Northrop Grumman Corp.
1.75%, 06/01/18[a]	1,825	1,807,884
3.25%, 08/01/23	1,173	1,143,249
3.50%, 03/15/21	1,500	1,534,751
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	2,988	2,903,952
3.15%, 12/15/24 (Call 09/15/24)	570	565,847
4.40%, 02/15/20	1,100	1,195,234
6.40%, 12/15/18	760	865,839
Rockwell Collins Inc.
3.10%, 11/15/21 (Call 08/15/21)	950	964,373
3.70%, 12/15/23 (Call 09/15/23)	650	670,493
5.25%, 07/15/19	350	380,014
United Technologies Corp.
1.80%, 06/01/17	1,411	1,424,107
3.10%, 06/01/22	4,940	4,951,503
4.50%, 04/15/20	1,778	1,941,031
5.38%, 12/15/17[a]	112	121,697
6.13%, 02/01/19	6,210	7,042,514
8.75%, 03/01/21	100	129,294

		49,254,768
AGRICULTURE — 0.85%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	3,741	3,730,645
2.85%, 08/09/22	2,750	2,648,739
2.95%, 05/02/23	2,500	2,383,602

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 01/31/24	$2,500	$2,533,660
4.75%, 05/05/21	2,050	2,198,043
9.25%, 08/06/19	626	776,799
9.70%, 11/10/18	250	306,147
Archer-Daniels-Midland Co.
4.48%, 03/01/21	1,645	1,794,335
5.45%, 03/15/18	750	817,588
Bunge Ltd. Finance Corp.
8.50%, 06/15/19[a]	1,540	1,835,488
Bunge N.A. Finance LP
5.90%, 04/01/17	250	264,346
Philip Morris International Inc.
1.13%, 08/21/17	2,000	1,991,609
1.25%, 08/11/17[a]	530	530,088
1.63%, 03/20/17	1,600	1,610,643
1.88%, 01/15/19	1,800	1,793,139
2.63%, 03/06/23	2,250	2,165,497
2.90%, 11/15/21	205	203,358
3.25%, 11/10/24	2,965	2,925,188
3.60%, 11/15/23[a]	575	584,760
4.13%, 05/17/21	1,000	1,059,030
4.50%, 03/26/20	746	811,983
5.65%, 05/16/18[a]	710	780,882
Reynolds American Inc.
2.30%, 06/12/18	2,500	2,516,613
3.25%, 06/12/20	2,685	2,717,939
3.25%, 11/01/22	1,400	1,362,240
3.75%, 05/20/23 (Call 02/20/23)[b]	1,650	1,608,723
4.00%, 06/12/22[a]	1,500	1,540,919
4.45%, 06/12/25 (Call 03/12/25)	3,960	4,061,742
4.85%, 09/15/23[a]	500	526,115
6.75%, 06/15/17	522	564,941
6.88%, 05/01/20[b]	1,077	1,245,119
8.13%, 06/23/19[a,b]	1,947	2,298,137
RJ Reynolds Tobacco Co./NC
3.75%, 05/20/23 (Call 02/20/23)	250	242,808
8.13%, 06/23/19	500	589,659

		53,020,524

Security	Principal (000s)	Value
AIRLINES — 0.17%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22	$272	$290,294
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	2,603	2,759,698
Continental Airlines Inc. 2009-1 Pass Through Trust
9.00%, 01/08/18[a]	171	180,099
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	307	323,357
Delta Air Lines Inc. 2007-1 Pass Through Trust Class A
6.82%, 02/10/24	1,395	1,596,919
Delta Air Lines Inc. 2010-1 Pass Through Trust Class A
6.20%, 01/02/20[a]	802	862,578
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	956	1,009,072
Northwest Airlines Inc. 2007-1 Pass Through Trust Class A
7.03%, 05/01/21	21	23,631
Southwest Airlines Co.
5.13%, 03/01/17	200	210,129
5.75%, 12/15/16	901	947,997
Southwest Airlines Co. 2007-1 Pass Through Trust
6.15%, 02/01/24	1,398	1,586,596
UAL 2009-2 Pass Through Trust Class A
9.75%, 07/15/18	789	847,895

		10,638,265
APPAREL — 0.06%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,075	1,027,179
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)	1,000	1,000,590

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	$880	$929,677
5.95%, 11/01/17	725	790,883

		3,748,329
AUTO MANUFACTURERS — 1.28%
American Honda Finance Corp.
1.50%, 03/13/18	1,375	1,368,127
1.55%, 12/11/17	4,100	4,100,772
2.13%, 10/10/18	1,756	1,767,731
2.25%, 08/15/19	1,750	1,753,807
Ford Motor Co.
6.50%, 08/01/18[a]	1,500	1,658,694
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	4,800	4,657,305
3.16%, 08/04/20	1,500	1,490,827
General Motors Co.
3.50%, 10/02/18	4,100	4,147,550
4.00%, 04/01/25[a]	750	707,012
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	3,779	3,719,360
3.25%, 05/15/18	3,950	3,970,009
3.45%, 04/10/22 (Call 02/10/22)	3,175	3,024,045
4.00%, 01/15/25 (Call 10/15/24)	2,800	2,652,453
4.38%, 09/25/21	4,000	4,049,409
4.75%, 08/15/17	5,000	5,185,071
PACCAR Financial Corp.
1.40%, 11/17/17	1,000	998,017
1.40%, 05/18/18	100	99,201
1.45%, 03/09/18	3,175	3,163,085
2.50%, 08/14/20	1,000	1,002,676
Toyota Motor Credit Corp.
1.13%, 05/16/17[a]	3,500	3,490,186
1.25%, 10/05/17	1,575	1,568,803
1.38%, 01/10/18[a]	788	784,228
1.45%, 01/12/18[a]	3,825	3,813,277
1.55%, 07/13/18	5,000	4,969,025
2.00%, 09/15/16	1,669	1,689,308
2.05%, 01/12/17	1,797	1,818,294
2.10%, 01/17/19[a]	1,650	1,657,382

Security	Principal (000s)	Value
2.15%, 03/12/20[a]	$4,200	$4,174,431
2.63%, 01/10/23[a]	3,900	3,783,612
3.30%, 01/12/22	912	931,916
3.40%, 09/15/21	507	524,013
4.25%, 01/11/21	1,000	1,077,778
Series B
4.50%, 06/17/20	146	159,511

		79,956,915
AUTO PARTS & EQUIPMENT — 0.13%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	395	384,723
4.63%, 09/15/20	600	651,351
Delphi Corp.
4.15%, 03/15/24 (Call 12/15/23)	1,275	1,288,312
5.00%, 02/15/23 (Call 02/15/18)	900	931,500
Johnson Controls Inc.
2.60%, 12/01/16	1,000	1,015,541
3.63%, 07/02/24 (Call 04/02/24)[a]	460	443,886
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,263,923
4.25%, 03/01/21	1,350	1,404,224
5.00%, 03/30/20	400	433,240
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	475	461,852

		8,278,552
BANKS — 23.99%
Abbey National Treasury Services PLC/London
1.38%, 03/13/17	1,000	998,243
1.65%, 09/29/17[a]	1,750	1,748,525
2.00%, 08/24/18[a]	1,915	1,911,011
2.38%, 03/16/20[a]	1,700	1,693,661
3.05%, 08/23/18	1,000	1,028,672
4.00%, 03/13/24[a]	2,300	2,387,438
AgriBank FCB
Series AI
9.13%, 07/15/19	1,000	1,237,491
American Express Bank FSB
6.00%, 09/13/17	810	876,074

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
American Express Centurion Bank
5.95%, 06/12/17	$500	$536,722
6.00%, 09/13/17	1,250	1,351,966
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	5,105	5,090,225
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17	3,000	2,998,328
1.50%, 01/16/18	2,000	1,992,920
1.88%, 10/06/17	2,000	2,005,474
2.25%, 06/13/19	2,320	2,316,438
Banco do Brasil SA/Cayman
3.88%, 01/23/17	2,000	2,012,500
3.88%, 10/10/22	3,000	2,546,250
Bancolombia SA
5.95%, 06/03/21	2,500	2,662,500
Bank of America Corp.
1.70%, 08/25/17	7,500	7,493,989
2.00%, 01/11/18[a]	5,300	5,299,660
2.60%, 01/15/19	2,000	2,016,599
2.65%, 04/01/19[a]	3,798	3,828,790
3.30%, 01/11/23	12,500	12,321,817
3.88%, 03/22/17	3,911	4,044,841
4.00%, 04/01/24[a]	9,200	9,386,843
4.00%, 01/22/25	2,500	2,442,257
4.10%, 07/24/23	2,000	2,061,059
4.13%, 01/22/24	4,000	4,112,509
4.20%, 08/26/24	7,650	7,621,027
5.00%, 05/13/21	2,390	2,613,440
5.42%, 03/15/17[a]	3,850	4,046,050
5.49%, 03/15/19[a]	2,800	3,033,164
5.63%, 10/14/16	1,090	1,140,440
5.63%, 07/01/20	380	426,513
5.65%, 05/01/18	6,895	7,507,146
5.70%, 05/02/17	1,110	1,175,348
5.70%, 01/24/22	2,240	2,530,992
5.75%, 12/01/17	3,030	3,275,793
5.88%, 01/05/21	3,695	4,207,555
6.00%, 09/01/17	1,500	1,617,328
6.40%, 08/28/17	3,265	3,544,712
6.50%, 08/01/16	2,750	2,879,296
6.50%, 07/15/18	3,730	4,146,121

Security	Principal (000s)	Value
6.88%, 04/25/18	$2,175	$2,435,136
6.88%, 11/15/18	1,807	2,054,831
7.63%, 06/01/19	1,885	2,225,526
7.80%, 09/15/16	1,850	1,963,890
Series 1
3.75%, 07/12/16	2,650	2,706,959
Series L
1.95%, 05/12/18	1,750	1,738,474
2.25%, 04/21/20[a]	4,885	4,795,513
3.95%, 04/21/25	1,235	1,194,398
Bank of America N.A.
1.25%, 02/14/17	5,000	4,989,870
1.65%, 03/26/18	5,000	4,974,702
5.30%, 03/15/17	5,875	6,172,700
6.10%, 06/15/17	3,850	4,126,507
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	2,500	2,488,917
1.40%, 09/11/17[a]	1,000	995,207
1.45%, 04/09/18 (Call 03/09/18)	5,750	5,691,383
1.80%, 07/31/18	2,300	2,290,106
2.38%, 01/25/19 (Call 12/25/18)	1,920	1,936,079
2.50%, 01/11/17	1,695	1,722,542
Bank of New York Mellon Corp. (The)
1.97%, 06/20/17[c]	500	502,451
2.10%, 08/01/18 (Call 07/02/18)	850	855,789
2.10%, 01/15/19 (Call 12/15/18)	600	599,199
2.20%, 05/15/19 (Call 04/15/19)	2,250	2,246,702
2.30%, 07/28/16	1,410	1,430,011
2.30%, 09/11/19 (Call 08/11/19)	945	945,283
2.60%, 08/17/20 (Call 07/17/20)	785	786,357
3.00%, 02/24/25 (Call 01/24/25)	415	399,971
3.40%, 05/15/24 (Call 04/15/24)	5,240	5,278,771

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.55%, 09/23/21 (Call 08/23/21)	$1,925	$1,994,063
3.65%, 02/04/24 (Call 01/05/24)	1,500	1,543,421
4.15%, 02/01/21[a]	1,250	1,334,751
4.60%, 01/15/20	690	752,868
5.45%, 05/15/19	900	1,000,381
5.50%, 12/01/17	2,590	2,791,880
Series G
2.15%, 02/24/20 (Call 01/24/20)	1,100	1,084,134
Bank of Nova Scotia (The)
1.10%, 12/13/16	1,500	1,498,256
1.25%, 04/11/17	1,500	1,494,255
1.30%, 07/21/17[a]	3,300	3,282,172
1.38%, 12/18/17 (Call 11/18/17)	100	99,290
1.45%, 04/25/18	6,139	6,091,099
1.70%, 06/11/18 (Call 05/11/18)	2,500	2,486,350
2.05%, 10/30/18	250	250,361
2.55%, 01/12/17	1,979	2,012,555
4.38%, 01/13/21	1,634	1,766,261
Barclays Bank PLC
2.50%, 02/20/19	4,350	4,387,221
3.75%, 05/15/24	6,100	6,121,788
5.00%, 09/22/16	2,563	2,662,576
5.13%, 01/08/20	1,595	1,772,728
5.14%, 10/14/20[a]	2,376	2,587,050
6.75%, 05/22/19[a]	2,194	2,536,945
Barclays PLC
2.75%, 11/08/19	3,550	3,544,047
2.88%, 06/08/20[a]	4,900	4,874,530
3.65%, 03/16/25[a]	1,440	1,368,320
BB&T Corp.
1.45%, 01/12/18 (Call 12/12/17)	1,200	1,191,921
1.60%, 08/15/17 (Call 07/14/17)	2,007	2,005,487
2.15%, 03/22/17 (Call 02/22/17)	2,201	2,222,079
2.25%, 02/01/19 (Call 01/02/19)[a]	1,800	1,803,331

Security	Principal (000s)	Value
2.45%, 01/15/20 (Call 12/15/19)	$1,200	$1,200,375
2.63%, 06/29/20 (Call 05/29/20)	525	527,396
3.95%, 03/22/22 (Call 02/22/22)	2,425	2,501,783
4.90%, 06/30/17	200	210,401
5.25%, 11/01/19	1,100	1,210,156
BNP Paribas SA
1.25%, 12/12/16	600	598,925
1.38%, 03/17/17	330	328,165
2.38%, 09/14/17	1,600	1,620,194
2.38%, 05/21/20	4,530	4,510,415
2.40%, 12/12/18	500	503,103
2.45%, 03/17/19	350	351,868
2.70%, 08/20/18	3,260	3,315,788
3.25%, 03/03/23	2,563	2,566,207
4.25%, 10/15/24	1,500	1,494,207
5.00%, 01/15/21[a]	1,980	2,209,177
BNY Mellon N.A.
5.45%, 04/01/16	170	174,681
BPCE SA
2.25%, 01/27/20	2,000	1,989,817
2.50%, 12/10/18	4,000	4,050,020
2.50%, 07/15/19	3,500	3,526,761
4.00%, 04/15/24[a]	1,725	1,765,272
Branch Banking & Trust Co.
1.05%, 12/01/16 (Call 11/01/16)	4,000	3,990,525
2.30%, 10/15/18 (Call 09/15/18)	1,000	1,007,845
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)	2,594	2,567,822
3.20%, 02/05/25 (Call 01/05/25)	1,040	963,457
3.50%, 06/15/23	1,200	1,154,598
4.75%, 07/15/21	1,330	1,425,374
6.15%, 09/01/16	1,053	1,100,437
6.75%, 09/15/17	883	966,169
Capital One N.A./Mclean VA
1.50%, 09/05/17 (Call 08/05/17)[a]	4,000	3,959,889

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.65%, 02/05/18 (Call 01/05/18)	$2,750	$2,712,984
2.35%, 08/17/18 (Call 07/17/18)	940	941,271
2.40%, 09/05/19 (Call 08/15/19)	2,500	2,456,505
2.95%, 07/23/21 (Call 06/23/21)	2,000	1,945,764
Citigroup Inc.
1.30%, 11/15/16	6,000	5,989,875
1.35%, 03/10/17[a]	3,500	3,487,325
1.70%, 04/27/18	7,000	6,918,625
1.75%, 05/01/18	2,350	2,325,598
1.80%, 02/05/18	7,665	7,628,380
2.15%, 07/30/18	2,500	2,499,111
2.40%, 02/18/20	7,335	7,260,632
2.50%, 07/29/19	2,200	2,196,542
2.55%, 04/08/19	2,300	2,308,476
3.30%, 04/27/25[a]	1,235	1,195,053
3.50%, 05/15/23[a]	6,951	6,789,345
3.88%, 10/25/23	1,000	1,019,163
4.00%, 08/05/24	6,850	6,748,165
4.05%, 07/30/22[a]	1,325	1,357,007
4.40%, 06/10/25[a]	4,750	4,768,068
4.45%, 01/10/17	1,862	1,933,216
4.50%, 01/14/22	1,685	1,797,143
5.38%, 08/09/20	1,738	1,931,014
5.50%, 02/15/17	4,075	4,276,080
6.00%, 08/15/17[a]	1,920	2,068,807
6.13%, 11/21/17	1,250	1,360,306
6.13%, 05/15/18	1,700	1,875,095
8.50%, 05/22/19	4,400	5,317,068
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	1,500	1,499,853
City National Corp./CA
5.25%, 09/15/20	1,500	1,694,736
Comerica Bank
4.00%, 07/27/25	1,000	995,836
5.20%, 08/22/17	3,050	3,238,599
5.75%, 11/21/16	110	116,064
Commonwealth Bank of Australia/New York NY
1.13%, 03/13/17	4,500	4,488,674

Security	Principal (000s)	Value
1.63%, 03/12/18	$3,000	$2,994,270
1.90%, 09/18/17	3,500	3,532,267
2.25%, 03/13/19	2,000	1,997,146
2.30%, 09/06/19	2,000	1,989,188
2.50%, 09/20/18	1,000	1,014,660
Compass Bank
1.85%, 09/29/17 (Call 08/29/17)	3,500	3,479,371
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,166,257
6.40%, 10/01/17	320	341,863
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	4,750	4,766,511
3.38%, 01/19/17	5,551	5,697,440
3.88%, 02/08/22	735	766,637
3.95%, 11/09/22	6,250	6,229,942
4.38%, 08/04/25	995	995,282
4.50%, 01/11/21	1,010	1,100,557
4.63%, 12/01/23	3,300	3,396,493
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
1.70%, 03/19/18	500	498,728
3.38%, 05/21/25	1,750	1,703,695
CorpBanca SA
3.88%, 09/22/19[b]	3,600	3,645,360
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[a,b]	4,005	3,984,142
3.75%, 03/26/25[a,b]	1,775	1,721,939
Credit Suisse/New York NY
1.38%, 05/26/17	750	745,317
1.70%, 04/27/18	4,000	3,971,914
1.75%, 01/29/18	4,750	4,736,332
2.30%, 05/28/19[a]	3,500	3,500,922
3.00%, 10/29/21	3,080	3,064,110
3.63%, 09/09/24	5,781	5,756,267
4.38%, 08/05/20	2,620	2,841,052
5.30%, 08/13/19	2,058	2,286,356
5.40%, 01/14/20	1,135	1,248,558
6.00%, 02/15/18[a]	2,733	2,966,059
Deutsche Bank AG
2.95%, 08/20/20	1,500	1,502,599

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.30%, 05/24/28 (Call 05/24/23)[d]	$5,000	$4,788,301
4.50%, 04/01/25	2,500	2,414,679
Deutsche Bank AG/London
1.35%, 05/30/17[a]	850	842,846
1.40%, 02/13/17[a]	1,500	1,494,832
1.88%, 02/13/18[a]	5,000	4,978,894
2.50%, 02/13/19[a]	1,200	1,204,253
3.70%, 05/30/24[a]	1,930	1,908,436
6.00%, 09/01/17	2,470	2,665,731
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	1,000	1,002,851
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,205,076
4.20%, 08/08/23	5,000	5,016,278
7.00%, 04/15/20	1,000	1,150,787
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	850	845,970
2.88%, 07/27/20 (Call 06/27/20)	2,000	2,004,727
3.50%, 03/15/22 (Call 02/15/22)	1,300	1,309,659
4.30%, 01/16/24 (Call 12/16/23)	1,000	1,023,028
4.50%, 06/01/18[a]	1,180	1,245,449
5.45%, 01/15/17	950	996,223
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/16 (Call 10/18/16)	3,200	3,190,725
2.15%, 08/20/18 (Call 07/20/18)	880	879,686
2.38%, 04/25/19 (Call 03/25/19)	2,500	2,498,472
2.88%, 10/01/21 (Call 09/01/21)	1,500	1,490,270
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	2,320	2,314,346
First Tennessee Bank N.A.
2.95%, 12/01/19 (Call 11/01/19)	1,000	1,002,242

Security	Principal (000s)	Value
FirstMerit Corp.
4.35%, 02/04/23	$250	$255,549
FMS Wertmanagement AoeR
1.25%, 07/30/18	2,500	2,500,008
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18	7,100	7,169,716
2.55%, 10/23/19[a]	8,300	8,318,659
2.60%, 04/23/20 (Call 03/23/20)[a]	10,210	10,177,840
2.63%, 01/31/19	6,250	6,317,870
2.90%, 07/19/18[a]	3,700	3,787,322
3.50%, 01/23/25 (Call 10/23/24)	8,750	8,543,270
3.63%, 01/22/23	5,500	5,526,083
3.75%, 05/22/25 (Call 02/22/25)[a]	3,885	3,862,578
3.85%, 07/08/24 (Call 04/08/24)	4,299	4,345,786
4.00%, 03/03/24[a]	5,200	5,312,532
5.25%, 07/27/21	2,600	2,885,824
5.38%, 03/15/20	1,330	1,472,485
5.63%, 01/15/17	5,598	5,887,497
5.75%, 10/01/16	2,581	2,702,942
5.75%, 01/24/22	2,850	3,231,861
5.95%, 01/18/18	2,270	2,476,138
6.00%, 06/15/20	1,550	1,763,905
6.15%, 04/01/18	2,456	2,704,635
6.25%, 09/01/17	2,080	2,257,118
7.50%, 02/15/19	3,330	3,878,806
HSBC Bank USA N.A./Buffalo NY
4.88%, 08/24/20	4,100	4,504,492
HSBC Holdings PLC
4.00%, 03/30/22	2,311	2,398,855
4.25%, 03/14/24	4,675	4,707,890
4.88%, 01/14/22	1,450	1,580,950
5.10%, 04/05/21	4,358	4,827,847
HSBC USA Inc.
1.63%, 01/16/18	3,600	3,581,043
1.70%, 03/05/18	2,200	2,189,132
2.00%, 08/07/18	2,095	2,094,848
2.25%, 06/23/19[a]	2,000	1,996,910
2.35%, 03/05/20	2,200	2,168,221
2.38%, 11/13/19	2,500	2,493,293

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.75%, 08/07/20	$5,000	$5,001,743
3.50%, 06/23/24[a]	1,500	1,508,889
5.00%, 09/27/20	1,000	1,103,724
Huntington Bancshares Inc./OH
2.60%, 08/02/18 (Call 07/02/18)[a]	2,100	2,108,444
7.00%, 12/15/20[a]	235	275,097
Huntington National Bank (The)
1.30%, 11/20/16 (Call 10/20/16)	1,900	1,894,929
1.70%, 02/26/18 (Call 01/26/18)	650	643,696
2.00%, 06/30/18	1,500	1,491,696
2.20%, 04/01/19 (Call 03/01/19)	2,500	2,466,632
2.40%, 04/01/20 (Call 03/01/20)[a]	2,500	2,463,351
Intesa Sanpaolo SpA
2.38%, 01/13/17	500	500,554
3.88%, 01/16/18	1,700	1,749,476
3.88%, 01/15/19[a]	1,500	1,549,934
5.25%, 01/12/24	3,975	4,248,938
JPMorgan Chase & Co.
1.35%, 02/15/17	5,400	5,392,919
1.63%, 05/15/18[a]	4,300	4,257,431
1.80%, 01/25/18[a]	5,500	5,486,816
2.00%, 08/15/17	1,900	1,909,406
2.20%, 10/22/19	6,000	5,943,015
2.25%, 01/23/20 (Call 12/23/19)	7,250	7,162,369
2.35%, 01/28/19	5,400	5,418,953
2.75%, 06/23/20 (Call 05/23/20)	1,450	1,454,326
3.13%, 01/23/25 (Call 10/23/24)[a]	4,750	4,552,668
3.20%, 01/25/23	9,344	9,179,744
3.25%, 09/23/22	2,000	1,978,669
3.38%, 05/01/23	5,850	5,666,421
3.63%, 05/13/24	3,500	3,493,114
3.88%, 02/01/24	6,600	6,720,500
3.88%, 09/10/24	4,750	4,676,675
3.90%, 07/15/25 (Call 04/15/25)[a]	1,500	1,521,551

Security	Principal (000s)	Value
4.25%, 10/15/20	$2,010	$2,139,016
4.35%, 08/15/21	2,050	2,183,509
4.40%, 07/22/20[a]	4,950	5,299,723
4.50%, 01/24/22	6,800	7,258,417
4.63%, 05/10/21	1,300	1,404,625
4.95%, 03/25/20	3,000	3,289,183
6.00%, 01/15/18	4,080	4,455,922
6.13%, 06/27/17	3,460	3,717,826
6.30%, 04/23/19	2,400	2,720,888
Series H
1.70%, 03/01/18 (Call 02/01/18)	3,750	3,727,019
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	7,161	7,751,489
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	1,000	995,234
2.25%, 03/16/20	1,405	1,390,465
2.50%, 12/15/19	625	625,186
3.18%, 10/15/27	2,500	2,491,945
3.30%, 06/01/25[a]	1,000	973,785
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	1,200	1,201,747
5.10%, 03/24/21[a]	1,699	1,872,112
KfW
0.63%, 12/15/16	5,000	5,000,256
0.75%, 03/17/17	16,050	16,049,377
0.88%, 12/15/17[a]	10,000	9,967,889
1.00%, 01/26/18	10,000	9,987,044
1.00%, 06/11/18[a]	4,900	4,874,696
1.13%, 08/06/18	16,700	16,645,009
1.25%, 10/05/16	6,100	6,144,948
1.25%, 02/15/17	5,200	5,243,339
1.50%, 04/20/20[a]	11,650	11,556,619
1.75%, 10/15/19	6,000	6,045,299
1.88%, 04/01/19	6,000	6,092,821
1.88%, 06/30/20[a]	10,300	10,378,027
2.00%, 05/02/25[a]	6,550	6,306,256
2.13%, 01/17/23	8,600	8,576,146
2.38%, 08/25/21	4,700	4,813,394
2.50%, 11/20/24	5,300	5,348,167
2.63%, 01/25/22	4,750	4,918,416
2.75%, 09/08/20	1,850	1,937,027

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.75%, 10/01/20	$2,400	$2,513,664
4.00%, 01/27/20[a]	5,298	5,831,233
4.50%, 07/16/18	1,747	1,908,344
4.88%, 01/17/17	5,150	5,448,089
4.88%, 06/17/19	2,690	3,024,200
Series G
4.38%, 03/15/18	2,850	3,083,312
Korea Development Bank (The)
1.50%, 01/22/18	3,500	3,467,297
2.50%, 03/11/20	1,500	1,503,692
3.00%, 09/14/22	3,000	2,986,577
3.50%, 08/22/17	2,930	3,034,823
3.75%, 01/22/24	500	520,046
3.88%, 05/04/17	450	466,533
4.00%, 09/09/16	1,500	1,543,785
4.63%, 11/16/21	3,000	3,302,329
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	9,050	9,022,426
1.38%, 10/23/19[a]	3,800	3,767,411
1.88%, 09/17/18	2,500	2,545,334
2.00%, 01/13/25	5,500	5,312,280
2.13%, 07/15/16	1,550	1,571,578
2.25%, 10/01/21	500	507,965
2.38%, 09/13/17	2,000	2,056,999
5.00%, 11/08/16	2,330	2,450,552
5.13%, 02/01/17	850	902,992
Lloyds Bank PLC
1.75%, 03/16/18	2,000	1,992,468
2.00%, 08/17/18	2,500	2,494,821
2.35%, 09/05/19	500	500,149
2.40%, 03/17/20	3,750	3,727,234
3.50%, 05/14/25	3,000	2,951,087
4.20%, 03/28/17	465	483,420
6.38%, 01/21/21[a]	2,717	3,200,800
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	610	615,399
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	4,000	3,950,880
2.25%, 07/25/19 (Call 06/25/19)	2,000	2,000,566
2.90%, 02/06/25 (Call 01/06/25)	1,500	1,420,595

Security	Principal (000s)	Value
5.63%, 12/01/21 (Call 12/01/16)[d]	$2,500	$2,532,489
6.63%, 12/04/17	1,000	1,099,457
Mellon Funding Corp.
5.50%, 11/15/18	1,160	1,275,834
Morgan Stanley
1.88%, 01/05/18	861	859,472
2.13%, 04/25/18	3,500	3,510,986
2.38%, 07/23/19	3,861	3,851,376
2.50%, 01/24/19[a]	2,500	2,508,716
2.65%, 01/27/20[a]	6,060	6,061,883
2.80%, 06/16/20[a]	2,000	2,005,115
3.70%, 10/23/24	9,800	9,798,852
3.75%, 02/25/23	2,600	2,625,190
4.00%, 07/23/25	5,000	5,089,504
4.10%, 05/22/23[a]	1,300	1,308,409
4.75%, 03/22/17	7,000	7,333,396
4.88%, 11/01/22[a]	9,750	10,338,211
5.45%, 01/09/17	2,115	2,223,971
5.50%, 01/26/20	2,650	2,939,475
5.50%, 07/24/20	3,800	4,240,169
5.50%, 07/28/21	4,020	4,492,895
5.63%, 09/23/19	1,333	1,485,137
5.75%, 10/18/16	1,395	1,463,753
5.75%, 01/25/21	4,330	4,902,766
5.95%, 12/28/17	4,150	4,521,322
6.25%, 08/28/17	1,714	1,859,351
6.63%, 04/01/18	5,424	6,037,547
7.30%, 05/13/19	3,150	3,681,966
Series F
3.88%, 04/29/24	1,500	1,519,124
5.55%, 04/27/17	3,300	3,504,155
MUFG Union Bank N.A.
2.13%, 06/16/17	4,500	4,530,284
2.25%, 05/06/19 (Call 04/06/19)	3,500	3,476,408
2.63%, 09/26/18 (Call 08/26/18)	750	759,113
3.00%, 06/06/16	2,000	2,032,240
National Australia Bank Ltd./New York
1.88%, 07/23/18	4,500	4,490,215
2.75%, 03/09/17	4,500	4,595,198
3.00%, 01/20/23[a]	2,500	2,483,384

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
National Bank of Canada
1.45%, 11/07/17 (Call 10/07/17)	$3,000	$2,965,452
National City Bank of Indiana
4.25%, 07/01/18	220	232,305
National City Corp.
6.88%, 05/15/19	970	1,112,130
Northern Trust Corp.
3.38%, 08/23/21	2,575	2,678,704
3.45%, 11/04/20	715	749,815
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	748,695
1.13%, 05/29/18[a]	3,000	2,991,948
1.38%, 02/10/20[a]	4,000	3,953,039
2.38%, 10/01/21	2,500	2,549,714
5.00%, 04/25/17	2,300	2,455,027
PNC Bank N.A.
2.30%, 06/01/20 (Call 05/02/20)[e]	4,000	3,965,697
2.95%, 01/30/23 (Call 12/30/22)[e]	3,000	2,902,352
3.80%, 07/25/23 (Call 06/25/23)[e]	1,500	1,525,279
4.88%, 09/21/17[e]	340	359,648
5.25%, 01/15/17[e]	290	304,543
6.00%, 12/07/17[e]	4,750	5,164,275
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22[c,e]	3,400	3,303,376
3.90%, 04/29/24 (Call 03/29/24)[e]	1,000	1,003,524
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[e]	1,693	1,715,843
3.30%, 03/08/22 (Call 02/06/22)[e]	1,862	1,883,464
4.38%, 08/11/20[e]	6,642	7,188,132
5.13%, 02/08/20[e]	1,391	1,543,881
5.63%, 02/01/17[e]	1,750	1,842,144
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	2,500	2,488,918
7.50%, 05/15/18	1,500	1,696,953

Security	Principal (000s)	Value
Regions Financial Corp.
2.00%, 05/15/18 (Call 04/15/18)	$2,800	$2,770,618
Royal Bank of Canada
1.20%, 01/23/17[a]	1,800	1,802,697
1.40%, 10/13/17[a]	2,000	1,989,993
1.45%, 09/09/16	1,400	1,407,228
1.50%, 01/16/18	3,400	3,384,031
1.80%, 07/30/18	2,200	2,193,633
2.15%, 03/15/19[a]	5,300	5,301,387
2.15%, 03/06/20	500	499,098
2.20%, 07/27/18[a]	2,000	2,019,564
2.30%, 07/20/16	140	141,710
Royal Bank of Scotland Group PLC
1.88%, 03/31/17	1,500	1,491,505
6.40%, 10/21/19	2,233	2,490,209
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	645	726,212
6.13%, 01/11/21	3,020	3,485,293
Santander Bank N.A.
2.00%, 01/12/18 (Call 12/12/17)	2,000	1,992,992
8.75%, 05/30/18	250	286,887
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)[a]	1,205	1,184,721
Societe Generale SA
2.63%, 10/01/18	2,500	2,538,788
2.75%, 10/12/17	1,500	1,528,119
State Street Bank & Trust Co.
5.25%, 10/15/18[a]	1,000	1,089,863
State Street Corp.
2.55%, 08/18/20	1,620	1,628,867
3.10%, 05/15/23	800	783,768
3.70%, 11/20/23[a]	2,350	2,408,400
4.38%, 03/07/21	4,172	4,552,036
4.96%, 03/15/18	500	532,534
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	4,000	3,964,532
2.45%, 01/16/20	5,000	4,980,962
2.65%, 07/23/20	2,500	2,500,859
3.20%, 07/18/22	1,250	1,248,357
3.40%, 07/11/24	3,250	3,237,327

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.95%, 01/10/24	$3,550	$3,698,501
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	2,500	2,487,780
2.75%, 05/01/23 (Call 04/01/23)[a]	500	477,201
5.00%, 09/01/15	62	62,000
7.25%, 03/15/18	700	777,594
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	200	199,985
2.50%, 05/01/19 (Call 04/01/19)	638	640,345
3.50%, 01/20/17 (Call 12/20/16)	850	870,835
6.00%, 09/11/17	1,350	1,455,621
SVB Financial Group
3.50%, 01/29/25	750	715,076
5.38%, 09/15/20	150	166,601
Svenska Handelsbanken AB
2.50%, 01/25/19	4,750	4,828,874
2.88%, 04/04/17	2,564	2,623,664
3.13%, 07/12/16	2,010	2,049,342
Toronto-Dominion Bank (The)
1.13%, 05/02/17[a]	3,250	3,238,423
1.40%, 04/30/18[a]	3,700	3,661,423
1.63%, 03/13/18	4,800	4,790,821
1.75%, 07/23/18	3,250	3,236,097
2.25%, 11/05/19[a]	3,200	3,207,306
2.38%, 10/19/16	1,545	1,569,905
2.50%, 07/14/16	1,725	1,749,326
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	4,100	4,126,822
2.20%, 04/25/19 (Call 03/25/19)	1,500	1,508,098
2.95%, 07/15/22 (Call 06/15/22)	3,663	3,606,588
3.00%, 03/15/22 (Call 02/15/22)	1,163	1,171,784
3.70%, 01/30/24 (Call 12/29/23)	2,400	2,478,043
4.13%, 05/24/21 (Call 04/23/21)	2,151	2,311,357

Security	Principal (000s)	Value
Series F
2.20%, 11/15/16 (Call 10/14/16)	$1,171	$1,186,716
3.60%, 09/11/24 (Call 08/11/24)	1,000	1,002,206
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	1,000	994,071
1.38%, 09/11/17 (Call 08/11/17)	615	615,399
2.13%, 10/28/19 (Call 09/28/19)	5,935	5,937,931
UBS AG/Stamford CT
1.80%, 03/26/18	5,620	5,598,613
2.35%, 03/26/20[a]	2,000	1,990,344
2.38%, 08/14/19	4,000	4,001,904
4.88%, 08/04/20	4,640	5,142,558
5.75%, 04/25/18	2,015	2,207,798
5.88%, 12/20/17	1,675	1,825,806
7.38%, 06/15/17[a]	120	130,738
Series 10
5.88%, 07/15/16[a]	2,318	2,402,588
Wachovia Corp.
5.63%, 10/15/16	2,397	2,515,087
5.75%, 06/15/17	2,255	2,421,766
5.75%, 02/01/18	730	797,836
Wells Fargo & Co.
1.40%, 09/08/17	500	498,601
1.50%, 01/16/18[a]	3,500	3,483,562
2.10%, 05/08/17	2,450	2,474,721
2.13%, 04/22/19	4,000	3,997,562
2.63%, 12/15/16	3,500	3,568,490
3.00%, 01/22/21	1,650	1,673,646
3.00%, 02/19/25[a]	2,045	1,964,619
3.30%, 09/09/24[a]	4,500	4,454,539
3.50%, 03/08/22	1,780	1,826,911
3.68%, 06/15/16[a,c]	2,420	2,474,982
4.48%, 01/16/24	5,324	5,561,555
4.60%, 04/01/21	6,392	6,968,191
5.13%, 09/15/16	1,000	1,040,491
5.63%, 12/11/17	1,982	2,155,439
Series M
3.45%, 02/13/23	4,135	4,094,442

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Series N
2.15%, 01/30/20	$14,020	$13,878,459
Wells Fargo Bank N.A.
5.60%, 03/15/16	100	102,579
6.00%, 11/15/17	2,279	2,485,449
Westpac Banking Corp.
1.20%, 05/19/17	3,750	3,731,538
1.55%, 05/25/18	1,900	1,879,730
1.60%, 01/12/18	1,500	1,491,273
2.00%, 08/14/17[a]	1,995	2,018,311
2.25%, 07/30/18	1,550	1,560,800
2.25%, 01/17/19	1,100	1,102,048
2.30%, 05/26/20[a]	1,950	1,935,911
4.63%, 06/01/18	580	614,088
4.88%, 11/19/19	1,520	1,664,067

		1,493,663,797
BEVERAGES — 1.79%
Anheuser-Busch Companies LLC
5.00%, 03/01/19	1,220	1,337,830
5.05%, 10/15/16	270	282,352
5.50%, 01/15/18	3,930	4,278,347
5.60%, 03/01/17	250	266,067
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17	3,000	3,005,582
1.25%, 01/17/18[a]	2,200	2,184,521
2.15%, 02/01/19[a]	2,597	2,613,026
2.63%, 01/17/23[a]	5,300	5,070,320
3.70%, 02/01/24	4,175	4,250,265
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	500	500,770
2.50%, 07/15/22[a]	1,000	960,033
4.38%, 02/15/21	795	862,451
5.00%, 04/15/20	548	608,901
5.38%, 01/15/20	3,155	3,536,416
6.88%, 11/15/19	500	589,147
7.75%, 01/15/19	3,638	4,278,674
Beam Suntory Inc.
1.75%, 06/15/18	500	495,246
1.88%, 05/15/17	1,200	1,204,285
3.25%, 05/15/22 (Call 02/15/22)	1,475	1,435,757

Security	Principal (000s)	Value
Bottling Group LLC
5.13%, 01/15/19	$2,733	$3,010,845
Coca-Cola Co. (The)
1.15%, 04/01/18[a]	500	496,808
1.65%, 03/14/18[a]	1,536	1,545,442
1.65%, 11/01/18	150	150,219
1.80%, 09/01/16[a]	2,664	2,690,715
2.45%, 11/01/20[a]	3,100	3,122,157
2.50%, 04/01/23[a]	4,500	4,362,923
3.15%, 11/15/20	2,204	2,287,438
3.20%, 11/01/23	2,188	2,211,340
3.30%, 09/01/21	1,085	1,124,364
Coca-Cola Enterprises Inc.
3.25%, 08/19/21 (Call 05/19/21)	1,200	1,223,768
3.50%, 09/15/20[a]	1,100	1,141,602
4.50%, 09/01/21 (Call 06/01/21)	1,680	1,812,966
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	4,100	4,139,866
Diageo Capital PLC
1.13%, 04/29/18	875	858,544
1.50%, 05/11/17	1,808	1,809,158
2.63%, 04/29/23 (Call 01/29/23)	5,764	5,475,636
4.83%, 07/15/20[a]	475	526,286
5.50%, 09/30/16	1,310	1,371,860
5.75%, 10/23/17	1,053	1,142,611
Diageo Investment Corp.
2.88%, 05/11/22[a]	1,396	1,360,496
Dr. Pepper Snapple Group Inc.
2.00%, 01/15/20	1,050	1,020,198
2.60%, 01/15/19	180	181,494
2.70%, 11/15/22 (Call 08/15/22)	1,000	955,503
3.20%, 11/15/21 (Call 08/15/21)[a]	1,680	1,680,702
Molson Coors Brewing Co.
2.00%, 05/01/17	1,300	1,307,625
3.50%, 05/01/22[a]	500	504,400
PepsiAmericas Inc.
5.00%, 05/15/17	180	191,380
PepsiCo Inc.
0.95%, 02/22/17	3,150	3,143,506

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.25%, 08/13/17[a]	$2,600	$2,600,434
1.25%, 04/30/18	675	670,040
1.85%, 04/30/20 (Call 03/30/20)	1,000	980,536
2.25%, 01/07/19 (Call 12/07/18)	500	506,752
2.75%, 03/05/22	4,196	4,158,628
2.75%, 03/01/23	2,100	2,044,130
2.75%, 04/30/25 (Call 01/30/25)	1,000	950,704
3.00%, 08/25/21	2,065	2,099,908
3.10%, 07/17/22 (Call 05/17/22)	1,500	1,515,144
3.13%, 11/01/20	500	516,468
3.50%, 07/17/25 (Call 04/17/25)	1,500	1,512,096
3.60%, 03/01/24 (Call 12/01/23)[a]	1,038	1,062,542
4.50%, 01/15/20	1,896	2,073,298
5.00%, 06/01/18[a]	815	888,495
7.90%, 11/01/18	1,045	1,236,685

		111,425,702
BIOTECHNOLOGY — 0.90%
Amgen Inc.
1.25%, 05/22/17	3,100	3,080,482
2.13%, 05/15/17	1,884	1,899,883
2.13%, 05/01/20 (Call 04/01/20)[a]	3,000	2,920,652
2.20%, 05/22/19 (Call 04/22/19)	2,063	2,045,281
2.50%, 11/15/16[a]	1,496	1,518,450
2.70%, 05/01/22 (Call 03/01/22)	2,220	2,136,537
3.13%, 05/01/25 (Call 02/01/25)[a]	1,000	945,701
3.63%, 05/22/24 (Call 02/22/24)	1,606	1,590,986
3.88%, 11/15/21 (Call 08/15/21)	520	537,690
4.10%, 06/15/21 (Call 03/15/21)	3,188	3,342,112
4.50%, 03/15/20[a]	1,025	1,100,488
5.70%, 02/01/19	618	685,314

Security	Principal (000s)	Value
5.85%, 06/01/17	$602	$644,973
6.15%, 06/01/18	1,500	1,662,622
Biogen Inc.
6.88%, 03/01/18	3,250	3,655,494
Celgene Corp.
1.90%, 08/15/17	1,700	1,702,881
2.25%, 05/15/19	1,700	1,685,486
3.25%, 08/15/22	3,150	3,082,454
3.55%, 08/15/22	5,000	5,020,400
3.63%, 05/15/24 (Call 02/15/24)	500	491,685
3.88%, 08/15/25 (Call 05/15/25)	1,500	1,493,095
3.95%, 10/15/20	800	836,119
4.00%, 08/15/23	500	508,486
Gilead Sciences Inc.
2.05%, 04/01/19	4,200	4,201,102
2.35%, 02/01/20	3,000	2,994,700
3.05%, 12/01/16	395	403,830
3.50%, 02/01/25 (Call 11/01/24)	2,000	1,992,081
3.70%, 04/01/24 (Call 01/01/24)	2,150	2,172,940
4.40%, 12/01/21 (Call 09/01/21)	924	989,710
4.50%, 04/01/21 (Call 01/01/21)[a]	674	727,213

		56,068,847
BUILDING MATERIALS — 0.09%
CRH America Inc.
5.75%, 01/15/21[a]	2,650	3,010,101
8.13%, 07/15/18	450	523,084
Martin Marietta Materials Inc.
6.60%, 04/15/18	250	276,304
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	895	897,639
4.20%, 12/01/24 (Call 09/01/24)	900	879,630
6.50%, 12/01/16	72	76,027

		5,662,785

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.54%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)[a]	$1,300	$1,259,639
3.38%, 03/15/25 (Call 12/15/24)	1,085	1,020,850
3.50%, 06/01/23 (Call 03/01/23)	1,050	1,023,396
Air Products & Chemicals Inc.
1.20%, 10/15/17	900	891,747
2.75%, 02/03/23	1,000	967,177
3.00%, 11/03/21	1,118	1,118,463
3.35%, 07/31/24 (Call 04/30/24)	600	595,369
4.38%, 08/21/19	250	269,168
Airgas Inc.
2.90%, 11/15/22 (Call 08/15/22)	1,300	1,246,565
3.65%, 07/15/24 (Call 04/15/24)	725	714,108
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	1,000	984,766
4.50%, 12/15/20 (Call 09/15/20)	1,000	1,050,912
Braskem Finance Ltd.
6.45%, 02/03/24[a]	1,250	1,137,500
Cabot Corp.
3.70%, 07/15/22	1,250	1,246,123
5.00%, 10/01/16[a]	125	129,832
CF Industries Inc.
6.88%, 05/01/18	1,900	2,115,545
7.13%, 05/01/20	1,075	1,251,826
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)	1,288	1,242,022
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	2,000	1,942,819
3.50%, 10/01/24 (Call 07/01/24)[a]	2,094	2,008,521
4.13%, 11/15/21 (Call 08/15/21)	1,184	1,230,428

Security	Principal (000s)	Value
4.25%, 11/15/20 (Call 08/15/20)	$1,529	$1,616,963
5.70%, 05/15/18	1,210	1,320,523
8.55%, 05/15/19	2,757	3,326,012
Eastman Chemical Co.
2.40%, 06/01/17	1,400	1,413,392
2.70%, 01/15/20 (Call 12/15/19)	2,670	2,649,021
3.60%, 08/15/22 (Call 05/15/22)	2,862	2,835,706
4.50%, 01/15/21 (Call 10/15/20)	350	371,474
Ecolab Inc.
1.45%, 12/08/17	1,450	1,431,704
2.25%, 01/12/20	2,050	2,015,376
3.00%, 12/08/16	1,582	1,612,888
4.35%, 12/08/21	512	548,428
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	5,388	5,159,074
4.25%, 04/01/21[a]	650	696,231
4.63%, 01/15/20	1,195	1,302,519
5.75%, 03/15/19	550	616,277
6.00%, 07/15/18	536	596,298
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	701,869
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,003,382
Lubrizol Corp.
8.88%, 02/01/19	926	1,124,173
LYB International Finance BV
4.00%, 07/15/23	970	979,695
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	3,450	3,723,565
5.75%, 04/15/24 (Call 01/15/24)	1,600	1,791,379
Methanex Corp.
5.25%, 03/01/22	790	825,286
Monsanto Co.
2.13%, 07/15/19[a]	1,610	1,595,931
2.20%, 07/15/22 (Call 04/15/22)	750	688,675

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.75%, 07/15/21[a]	$1,600	$1,564,877
2.85%, 04/15/25 (Call 01/15/25)	1,120	1,027,127
3.38%, 07/15/24 (Call 04/15/24)	830	796,287
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)[a]	1,340	1,376,580
4.25%, 11/15/23 (Call 08/15/23)	1,000	1,013,401
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	1,750	1,638,245
3.25%, 12/01/17	1,100	1,131,524
3.63%, 03/15/24 (Call 12/15/23)	1,675	1,671,932
4.88%, 03/30/20	105	114,813
6.50%, 05/15/19	355	405,723
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	500	494,797
3.60%, 11/15/20	2,200	2,277,921
Praxair Inc.
1.25%, 11/07/18	1,050	1,027,338
2.45%, 02/15/22 (Call 11/15/21)	613	592,253
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,666,591
2.70%, 02/21/23 (Call 11/21/22)	2,250	2,190,211
3.00%, 09/01/21	1,000	1,008,651
4.05%, 03/15/21	800	853,419
5.20%, 03/15/17	450	476,926
Rohm & Haas Co.
6.00%, 09/15/17	3,071	3,322,177
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)[a]	1,200	1,158,908
6.13%, 10/15/19	1,030	1,141,572
Sherwin-Williams Co. (The)
1.35%, 12/15/17	1,600	1,587,782
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	1,050	1,075,503

Security	Principal (000s)	Value
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	$1,700	$1,746,089
7.25%, 06/15/19	400	458,236
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	391,607

		95,603,107
COMMERCIAL SERVICES — 0.48%
Block Financial LLC
5.50%, 11/01/22 (Call 05/01/22)[a]	800	857,425
Board of Trustees of The Leland Stanford Junior University (The)
4.75%, 05/01/19	318	350,633
Catholic Health Initiatives
1.60%, 11/01/17	1,850	1,838,600
Cornell University
5.45%, 02/01/19	325	363,077
Emory University
5.63%, 09/01/19	300	341,703
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	1,300	1,270,976
MasterCard Inc.
2.00%, 04/01/19[a]	1,125	1,130,344
3.38%, 04/01/24	1,250	1,264,306
McGraw Hill Financial Inc.
2.50%, 08/15/18[b]	560	563,942
3.30%, 08/14/20 (Call 07/14/20)[a,b]	645	651,314
4.00%, 06/15/25 (Call 03/15/25)[b]	1,000	964,441
5.90%, 11/15/17	1,225	1,320,916
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)[a]	1,100	1,170,664
5.50%, 09/01/20	800	890,565
Princeton University
Series A
4.95%, 03/01/19	890	983,339
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	625	625,181

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.75%, 08/15/21 (Call 06/15/21)	$745	$737,456
4.25%, 08/15/24 (Call 05/15/24)	3,500	3,423,134
Total System Services Inc.
2.38%, 06/01/18	1,600	1,591,217
Trustees of Dartmouth College
4.75%, 06/01/19	500	550,525
Vanderbilt University (The)
5.25%, 04/01/19	640	711,753
Verisk Analytics Inc.
4.00%, 06/15/25[a]	1,000	978,406
4.13%, 09/12/22[a]	800	810,914
5.80%, 05/01/21	125	139,708
Western Union Co. (The)
2.88%, 12/10/17	350	355,979
3.35%, 05/22/19	500	510,678
3.65%, 08/22/18	850	879,526
5.25%, 04/01/20[a]	3,040	3,291,592
5.93%, 10/01/16	1,400	1,460,322

		30,028,636
COMPUTERS — 1.75%
Apple Inc.
1.00%, 05/03/18[a]	5,350	5,289,546
1.05%, 05/05/17[a]	5,000	5,002,372
1.55%, 02/07/20[a]	3,166	3,091,042
2.00%, 05/06/20[a]	2,625	2,608,436
2.10%, 05/06/19[a]	2,800	2,825,547
2.15%, 02/09/22	500	480,306
2.40%, 05/03/23[a]	8,338	7,952,432
2.50%, 02/09/25[a]	5,535	5,199,366
2.70%, 05/13/22	2,500	2,475,233
2.85%, 05/06/21	3,700	3,761,782
3.20%, 05/13/25	2,555	2,537,831
3.45%, 05/06/24	3,325	3,387,194
Cadence Design Systems Inc.
4.38%, 10/15/24	1,011	997,785
Computer Sciences Corp.
4.45%, 09/15/22	1,300	1,327,470
6.50%, 03/15/18	810	890,214
EMC Corp./MA
1.88%, 06/01/18	288	286,256
2.65%, 06/01/20	3,000	2,974,484

Security	Principal (000s)	Value
3.38%, 06/01/23 (Call 03/01/23)[a]	$4,000	$3,899,487
Hewlett-Packard Co.
2.60%, 09/15/17	900	909,989
2.75%, 01/14/19	1,000	1,006,654
3.00%, 09/15/16	2,418	2,456,718
3.30%, 12/09/16	1,862	1,900,699
3.75%, 12/01/20	566	582,511
4.05%, 09/15/22	2,000	2,030,468
4.30%, 06/01/21	1,940	2,015,788
4.38%, 09/15/21	2,300	2,394,401
4.65%, 12/09/21	2,503	2,636,012
5.40%, 03/01/17[a]	1,000	1,053,176
5.50%, 03/01/18	597	645,845
International Business Machines Corp.
1.13%, 02/06/18	3,000	2,972,363
1.25%, 02/06/17[a]	2,308	2,314,820
1.25%, 02/08/18	2,500	2,486,739
1.63%, 05/15/20[a]	1,600	1,560,322
1.88%, 08/01/22[a]	1,750	1,613,199
2.90%, 11/01/21[a]	2,650	2,685,570
3.38%, 08/01/23	2,000	2,000,503
3.63%, 02/12/24	2,194	2,215,304
5.70%, 09/14/17	3,150	3,424,185
7.63%, 10/15/18	2,079	2,434,467
8.38%, 11/01/19	2,402	2,997,799
Lexmark International Inc.
5.13%, 03/15/20	1,472	1,537,470
6.65%, 06/01/18[a]	831	909,236
NetApp Inc.
2.00%, 12/15/17	1,950	1,947,320
3.25%, 12/15/22 (Call 09/15/22)	750	710,104
3.38%, 06/15/21 (Call 04/15/21)	845	831,114
Seagate HDD Cayman
3.75%, 11/15/18	350	360,633
4.75%, 06/01/23[a]	2,266	2,201,311
4.75%, 01/01/25	950	901,714

		108,723,217
COSMETICS & PERSONAL CARE — 0.23%
Colgate-Palmolive Co.
1.30%, 01/15/17	1,200	1,205,853

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.75%, 03/15/19	$2,000	$2,000,530
2.30%, 05/03/22	1,500	1,463,467
2.45%, 11/15/21[a]	500	504,532
2.63%, 05/01/17	500	509,874
5.20%, 11/07/16[a]	750	787,032
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[a]	450	434,479
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	350	350,298
1.90%, 11/01/19	1,065	1,066,173
2.30%, 02/06/22	4,500	4,446,523
4.70%, 02/15/19	1,423	1,566,064
Series A
9.36%, 01/01/21	80	97,038

		14,431,863
DISTRIBUTION & WHOLESALE — 0.06%
Arrow Electronics Inc.
4.50%, 03/01/23 (Call 12/01/22)	2,000	2,064,888
6.00%, 04/01/20[a]	125	137,057
Ingram Micro Inc.
4.95%, 12/15/24 (Call 09/15/24)	451	457,521
5.00%, 08/10/22 (Call 02/10/22)	500	513,802
5.25%, 09/01/17	700	740,969

		3,914,237
DIVERSIFIED FINANCIAL SERVICES — 3.95%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[a]	1,170	1,165,039
3.38%, 01/15/19 (Call 12/15/18)	1,000	1,007,213
3.75%, 02/01/22 (Call 12/01/21)	50	49,764
3.88%, 04/01/21 (Call 03/01/21)[a]	1,650	1,660,797
4.75%, 03/01/20[a]	2,256	2,387,679
5.63%, 04/01/17	500	526,164
Alterra Finance LLC
6.25%, 09/30/20	450	514,051

Security	Principal (000s)	Value
American Express Co.
2.65%, 12/02/22	$3,200	$3,056,524
3.63%, 12/05/24 (Call 11/04/24)	2,200	2,144,716
5.50%, 09/12/16	1,440	1,504,117
6.15%, 08/28/17	1,295	1,403,626
6.80%, 09/01/66 (Call 09/01/16)[d]	972	981,720
7.00%, 03/19/18	2,350	2,639,264
American Express Credit Corp.
1.13%, 06/05/17	750	744,593
2.13%, 03/18/19	2,300	2,297,086
2.25%, 08/15/19	2,500	2,491,331
2.38%, 03/24/17	1,900	1,925,852
2.38%, 05/26/20 (Call 04/25/20)	8,105	8,026,874
2.80%, 09/19/16	524	533,321
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	1,500	1,517,233
4.00%, 10/15/23	930	962,527
5.30%, 03/15/20	1,400	1,569,617
7.30%, 06/28/19	135	158,966
Ameritech Capital Funding Corp.
6.45%, 01/15/18	1,420	1,560,353
Associates Corp. of North America
6.95%, 11/01/18	1,380	1,567,938
Bear Stearns Companies Inc. (The)
4.65%, 07/02/18[a]	885	940,447
5.55%, 01/22/17	902	948,376
7.25%, 02/01/18	1,663	1,861,549
Bear Stearns Companies LLC (The)
6.40%, 10/02/17	2,975	3,242,925
BP Capital Markets PLC
2.52%, 01/15/20[a]	500	502,652
Capital One Bank USA N.A.
1.30%, 06/05/17 (Call 05/05/17)	450	444,640
2.25%, 02/13/19 (Call 01/13/19)	2,000	1,977,542
3.38%, 02/15/23	2,000	1,907,501
8.80%, 07/15/19	3,143	3,786,393

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Charles Schwab Corp. (The)
1.50%, 03/10/18 (Call 02/10/18)	$1,175	$1,173,534
3.00%, 03/10/25 (Call 12/10/24)	320	310,902
3.23%, 09/01/22	1,360	1,374,809
4.45%, 07/22/20	2,000	2,203,457
CME Group Inc./IL
3.00%, 09/15/22	1,700	1,678,596
3.00%, 03/15/25 (Call 12/15/24)	2,000	1,927,185
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	290	273,946
3.85%, 11/21/22	1,150	1,118,030
5.20%, 04/27/22	550	578,320
6.45%, 06/12/17	475	512,286
Eaton Vance Corp.
6.50%, 10/02/17	1,250	1,363,234
Ford Motor Credit Co. LLC
1.50%, 01/17/17	3,500	3,483,803
1.68%, 09/08/17	3,000	2,973,026
1.72%, 12/06/17	2,100	2,076,128
2.38%, 01/16/18	2,500	2,501,267
2.60%, 11/04/19	3,600	3,541,697
2.88%, 10/01/18	4,515	4,541,847
3.00%, 06/12/17	3,596	3,652,758
3.66%, 09/08/24	1,651	1,584,987
4.25%, 02/03/17	3,292	3,395,718
4.25%, 09/20/22	3,200	3,274,156
4.38%, 08/06/23	250	255,440
5.00%, 05/15/18	4,429	4,716,481
5.75%, 02/01/21	500	560,499
6.63%, 08/15/17	1,792	1,943,258
8.00%, 12/15/16	1,027	1,107,153
8.13%, 01/15/20	3,092	3,688,749
Franklin Resources Inc.
1.38%, 09/15/17	1,050	1,047,556
2.80%, 09/15/22	877	865,879
2.85%, 03/30/25	1,500	1,426,955
4.63%, 05/20/20[a]	350	384,341
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[d]	1,800	1,923,750

Security	Principal (000s)	Value
General Electric Capital Corp.
1.25%, 05/15/17 (Call 04/13/17)	$8,100	$8,101,118
1.63%, 04/02/18[a]	6,753	6,731,313
2.20%, 01/09/20 (Call 12/09/19)	1,100	1,096,712
2.30%, 04/27/17	6,500	6,601,647
2.30%, 01/14/19	750	756,257
2.90%, 01/09/17	3,200	3,277,647
3.10%, 01/09/23	3,199	3,188,269
3.15%, 09/07/22	4,600	4,614,077
3.35%, 10/17/16	1,490	1,529,307
3.45%, 05/15/24 (Call 02/13/24)[a]	5,600	5,698,297
4.38%, 09/16/20[a]	1,520	1,639,824
4.63%, 01/07/21[a]	2,280	2,498,139
4.65%, 10/17/21	7,930	8,707,402
5.30%, 02/11/21[a]	1,735	1,953,327
5.38%, 10/20/16[a]	899	943,087
5.40%, 02/15/17	980	1,037,870
5.50%, 01/08/20	1,540	1,740,084
5.63%, 09/15/17	5,423	5,871,503
5.63%, 05/01/18	1,150	1,262,343
6.00%, 08/07/19	3,410	3,889,807
6.38%, 11/15/67 (Call 11/15/17)[d]	1,550	1,656,563
Series A
5.55%, 05/04/20	2,281	2,586,916
HSBC Finance Corp.
6.68%, 01/15/21	1,713	1,987,058
Intercontinental Exchange Inc.
4.00%, 10/15/23	2,500	2,578,508
International Lease Finance Corp.
7.13%, 09/01/18[b]	3,050	3,370,250
Invesco Finance PLC
4.00%, 01/30/24	2,250	2,319,550
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	1,000	1,001,832
Jefferies Group LLC
5.13%, 04/13/18	1,406	1,482,334
5.13%, 01/20/23	2,600	2,603,642
6.88%, 04/15/21	543	606,621
8.50%, 07/15/19[a]	900	1,069,041

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Lazard Group LLC
3.75%, 02/13/25	$1,000	$946,409
4.25%, 11/14/20	1,150	1,202,229
Legg Mason Inc.
2.70%, 07/15/19	185	184,375
3.95%, 07/15/24[a]	1,090	1,098,000
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,900	1,981,120
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)	500	503,505
5.25%, 01/16/18	1,120	1,202,577
5.55%, 01/15/20[a]	2,717	2,970,587
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[a]	2,000	1,988,906
2.15%, 02/01/19 (Call 01/01/19)	1,200	1,202,223
2.30%, 11/15/19 (Call 10/15/19)	1,100	1,100,329
3.05%, 02/15/22 (Call 11/15/21)	1,200	1,199,946
3.40%, 11/15/23 (Call 08/15/23)	500	503,433
5.45%, 02/01/18	1,000	1,085,864
10.38%, 11/01/18	2,300	2,871,778
Nomura Holdings Inc.
2.00%, 09/13/16	2,060	2,065,430
2.75%, 03/19/19	2,000	2,013,332
6.70%, 03/04/20	2,522	2,933,290
NYSE Holdings LLC
2.00%, 10/05/17	119	119,703
Raymond James Financial Inc.
8.60%, 08/15/19	200	241,127
Stifel Financial Corp.
4.25%, 07/18/24	855	839,391
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,125	1,103,684
4.50%, 07/23/25 (Call 04/24/25)	1,205	1,195,355
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	2,000	1,981,845

Security	Principal (000s)	Value
5.60%, 12/01/19	$1,000	$1,131,021
XTRA Finance Corp.
5.15%, 04/01/17	250	263,248

		245,797,189
ELECTRIC — 3.69%
Alabama Power Co.
5.50%, 10/15/17	190	205,434
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	708,170
6.13%, 11/15/17	1,150	1,259,895
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	650	647,221
2.95%, 12/15/22 (Call 09/15/22)	1,000	961,665
Appalachian Power Co.
Series K
5.00%, 06/01/17	650	686,915
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	600	597,705
3.15%, 05/15/25 (Call 02/15/25)	510	497,412
8.75%, 03/01/19	1,250	1,517,659
Avista Corp.
5.13%, 04/01/22	985	1,087,433
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	2,630	2,561,459
Berkshire Hathaway Energy Co.
1.10%, 05/15/17	2,150	2,132,287
2.00%, 11/15/18 (Call 10/15/18)	1,150	1,149,902
2.40%, 02/01/20 (Call 01/01/20)	1,850	1,842,892
5.75%, 04/01/18	983	1,075,280
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	1,250	1,195,520
Cleveland Electric Illuminating Co. (The)
Series D
7.88%, 11/01/17	770	865,131

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CMS Energy Corp.
3.88%, 03/01/24 (Call 12/01/23)	$625	$636,252
5.05%, 03/15/22 (Call 12/15/21)	1,100	1,195,462
Commonwealth Edison Co.
1.95%, 09/01/16 (Call 08/01/16)	525	529,343
2.15%, 01/15/19 (Call 12/15/18)	500	501,705
3.10%, 11/01/24 (Call 08/01/24)	1,350	1,323,400
3.40%, 09/01/21 (Call 06/01/21)	1,350	1,389,725
4.00%, 08/01/20 (Call 05/01/20)	500	533,026
5.80%, 03/15/18	690	759,957
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	1,100	1,056,705
5.65%, 05/01/18	1,025	1,131,440
Series 09-A
5.50%, 02/01/19	300	334,061
Consolidated Edison Co. of New York Inc.
5.50%, 09/15/16	550	575,858
5.85%, 04/01/18	700	772,126
7.13%, 12/01/18	1,474	1,705,332
Series 06-D
5.30%, 12/01/16	140	147,113
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)[a]	1,200	1,316,495
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	925	939,087
5.15%, 02/15/17	1,230	1,297,297
5.65%, 09/15/18[a]	250	277,535
5.65%, 04/15/20	280	320,343
6.13%, 03/15/19	750	856,782
6.70%, 09/15/19[a]	1,775	2,078,892
Dominion Resources Inc./VA
1.25%, 03/15/17	2,600	2,584,600

Security	Principal (000s)	Value
1.90%, 06/15/18	$600	$598,821
2.50%, 12/01/19 (Call 11/01/19)	105	104,821
3.63%, 12/01/24 (Call 09/01/24)	950	939,208
4.45%, 03/15/21	3,200	3,419,596
5.20%, 08/15/19	210	230,046
6.40%, 06/15/18	750	837,917
Series B
2.75%, 09/15/22 (Call 06/15/22)	240	229,998
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	725	758,128
3.90%, 06/01/21 (Call 03/01/21)	750	803,953
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)[a]	1,005	1,001,268
3.30%, 06/15/22 (Call 04/15/22)[b]	1,050	1,060,395
3.85%, 12/01/23 (Call 09/01/23)	1,000	1,024,153
Series C
3.50%, 06/01/24 (Call 03/01/24)	950	942,811
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	985	1,051,067
7.00%, 11/15/18[a]	1,080	1,249,648
Duke Energy Corp.
1.63%, 08/15/17	1,829	1,831,936
2.15%, 11/15/16	1,000	1,011,434
3.05%, 08/15/22 (Call 05/15/22)	650	639,131
3.55%, 09/15/21 (Call 06/15/21)	1,075	1,112,465
3.75%, 04/15/24 (Call 01/15/24)	470	476,040
3.95%, 10/15/23 (Call 07/15/23)	850	876,059
5.05%, 09/15/19	1,000	1,098,902
6.25%, 06/15/18	740	823,752

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	$560	$573,504
4.55%, 04/01/20	65	71,053
5.65%, 06/15/18	633	700,762
Duke Energy Indiana Inc.
3.75%, 07/15/20	1,125	1,189,522
Duke Energy Ohio Inc.
3.80%, 09/01/23 (Call 06/01/23)	1,500	1,566,516
5.45%, 04/01/19	300	334,048
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	2,000	1,990,129
3.00%, 09/15/21 (Call 06/15/21)	1,000	1,019,106
5.30%, 01/15/19	950	1,051,975
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	880	885,041
Edison International
3.75%, 09/15/17	800	832,868
Entergy Arkansas Inc.
3.05%, 06/01/23 (Call 03/01/23)	1,700	1,670,970
3.70%, 06/01/24 (Call 03/01/24)[a]	900	919,707
3.75%, 02/15/21 (Call 11/15/20)	850	889,207
Entergy Corp.
4.70%, 01/15/17 (Call 12/15/16)	1,000	1,028,481
5.13%, 09/15/20 (Call 06/15/20)	1,000	1,073,746
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	529,494
6.00%, 05/01/18	550	607,555
Entergy Texas Inc.
7.13%, 02/01/19	1,855	2,141,338
Eversource Energy
1.45%, 05/01/18 (Call 04/01/18)	420	414,002
4.50%, 11/15/19[a]	1,175	1,266,167

Security	Principal (000s)	Value
Series H
3.15%, 01/15/25 (Call 10/15/24)	$1,955	$1,885,327
Exelon Corp.
1.55%, 06/09/17	135	134,621
2.85%, 06/15/20 (Call 05/15/20)	250	250,082
3.95%, 06/15/25 (Call 03/15/25)	1,500	1,502,213
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,000	996,233
4.00%, 10/01/20 (Call 07/01/20)	1,200	1,240,397
4.25%, 06/15/22 (Call 03/15/22)[a]	1,000	1,014,188
5.20%, 10/01/19	1,200	1,305,911
6.20%, 10/01/17[a]	1,000	1,083,314
FirstEnergy Solutions Corp.
6.05%, 08/15/21[a]	175	187,687
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	75	75,805
5.55%, 11/01/17	845	915,946
Georgia Power Co.
2.85%, 05/15/22	1,000	964,262
4.25%, 12/01/19[a]	1,000	1,076,721
5.40%, 06/01/18	300	327,975
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	350	376,312
5.29%, 06/15/22 (Call 03/15/22)[c]	950	1,037,057
Hydro-Quebec
1.38%, 06/19/17	1,750	1,763,429
8.40%, 01/15/22	580	765,100
9.40%, 02/01/21	200	266,594
Indiana Michigan Power Co.
7.00%, 03/15/19	1,050	1,213,223
Series J
3.20%, 03/15/23 (Call 12/15/22)	500	490,096
Integrys Energy Group Inc.
4.17%, 11/01/20	500	531,678

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	$1,500	$1,508,542
ITC Holdings Corp.
3.65%, 06/15/24 (Call 03/15/24)	495	485,806
Jersey Central Power & Light Co.
5.65%, 06/01/17	1,300	1,384,843
7.35%, 02/01/19	1,000	1,142,250
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	1,000	1,008,083
5.85%, 06/15/17	1,000	1,072,948
6.38%, 03/01/18	100	110,869
7.15%, 04/01/19	950	1,113,232
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	600	621,482
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	300	311,801
4.38%, 10/01/21 (Call 07/01/21)	1,450	1,564,672
MidAmerican Energy Co.
3.70%, 09/15/23 (Call 06/15/23)	872	901,799
5.30%, 03/15/18	850	923,450
Mississippi Power Co.
2.35%, 10/15/16	600	608,061
Nevada Power Co.
6.50%, 08/01/18	550	619,732
7.13%, 03/15/19	1,590	1,849,749
Series O
6.50%, 05/15/18	500	560,324
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17	2,500	2,484,768
2.40%, 09/15/19 (Call 08/15/19)	875	865,935
3.63%, 06/15/23 (Call 03/15/23)	1,030	1,028,235
4.50%, 06/01/21 (Call 03/01/21)	500	536,657

Security	Principal (000s)	Value
6.00%, 03/01/19	$500	$556,662
6.65%, 06/15/67 (Call 06/15/17)[d]	768	641,280
Series D
7.30%, 09/01/67 (Call 09/01/17)[d]	300	298,500
NiSource Finance Corp.
3.85%, 02/15/23 (Call 11/15/22)[a]	1,175	1,200,934
5.45%, 09/15/20	338	378,264
6.13%, 03/01/22[a]	900	1,041,891
6.40%, 03/15/18	505	560,366
6.80%, 01/15/19	1,320	1,505,075
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	1,000	951,168
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	500	478,499
5.63%, 11/15/17	250	271,764
Oglethorpe Power Corp.
6.10%, 03/15/19	625	697,549
Ohio Power Co.
6.05%, 05/01/18	2,000	2,209,127
Series M
5.38%, 10/01/21	930	1,049,635
Oklahoma Gas & Electric Co.
6.35%, 09/01/18	120	135,304
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	900	893,950
4.10%, 06/01/22 (Call 03/01/22)[a]	1,825	1,904,224
6.80%, 09/01/18	1,300	1,472,595
7.00%, 09/01/22	1,579	1,913,913
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)[a]	3,100	2,955,818
3.25%, 09/15/21 (Call 06/15/21)	148	150,411
3.40%, 08/15/24 (Call 05/15/24)	1,155	1,146,956
3.50%, 10/01/20 (Call 07/01/20)	931	964,882

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.50%, 06/15/25 (Call 03/15/25)	$1,000	$999,901
3.75%, 02/15/24 (Call 11/15/23)	1,050	1,074,547
4.25%, 05/15/21 (Call 02/15/21)	1,000	1,068,072
5.63%, 11/30/17	300	324,867
8.25%, 10/15/18	250	295,783
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,300	1,299,932
3.35%, 07/01/25 (Call 04/01/25)	1,500	1,499,843
3.85%, 06/15/21 (Call 03/15/21)	1,590	1,692,569
5.50%, 01/15/19	500	556,051
PECO Energy Co.
2.38%, 09/15/22 (Call 06/15/22)	1,000	964,858
5.35%, 03/01/18	500	543,812
PG&E Corp.
2.40%, 03/01/19 (Call 02/01/19)	925	925,245
Portland General Electric Co.
6.10%, 04/15/19	1,150	1,290,692
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	1,600	1,630,971
PPL Capital Funding Inc.
3.40%, 06/01/23 (Call 03/01/23)[a]	555	547,491
3.95%, 03/15/24 (Call 12/15/23)	1,000	1,017,650
PPL Electric Utilities Corp.
2.50%, 09/01/22 (Call 06/01/22)	555	537,560
3.00%, 09/15/21 (Call 06/15/21)	2,050	2,081,445
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	1,210	1,201,365
4.40%, 01/15/21 (Call 10/15/20)	1,900	2,024,308

Security	Principal (000s)	Value
4.88%, 12/01/19	$250	$273,134
7.05%, 03/15/19	823	947,789
PSEG Power LLC
2.75%, 09/15/16	500	508,022
4.15%, 09/15/21 (Call 06/15/21)	750	770,921
4.30%, 11/15/23 (Call 08/15/23)[a]	900	912,037
5.13%, 04/15/20	868	939,536
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	1,500	1,431,746
2.90%, 05/15/25 (Call 12/15/24)	2,010	1,951,608
5.13%, 06/01/19	140	154,699
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	1,000	998,270
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	134,060
5.15%, 12/01/19	1,015	1,125,275
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	3,004	2,865,412
3.00%, 05/15/25 (Call 02/15/25)	1,100	1,075,341
3.05%, 11/15/24 (Call 08/15/24)	1,225	1,205,503
3.50%, 08/15/20	275	289,155
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	2,000	1,928,270
5.63%, 07/15/22 (Call 04/15/22)[a]	800	887,190
San Diego Gas & Electric Co.
1.91%, 02/01/22	743	731,765
3.00%, 08/15/21	1,100	1,121,551
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	950	951,239
4.75%, 05/15/21 (Call 02/15/21)	650	680,418
South Carolina Electric & Gas Co.
5.25%, 11/01/18	720	791,381

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.50%, 11/01/18	$650	$737,104
Southern California Edison Co.
1.85%, 02/01/22	929	919,311
3.88%, 06/01/21 (Call 03/01/21)	1,443	1,544,963
Series 14-B
1.13%, 05/01/17	560	557,550
Series C
3.50%, 10/01/23 (Call 07/01/23)	1,000	1,024,062
Southern Co. (The)
1.95%, 09/01/16	565	569,531
2.15%, 09/01/19 (Call 08/01/19)	2,750	2,702,025
2.75%, 06/15/20 (Call 05/15/20)	1,500	1,493,813
Southern Power Co.
2.38%, 06/01/20 (Call 05/01/20)	1,475	1,447,767
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	500	506,942
6.45%, 01/15/19	774	880,538
Series E
5.55%, 01/15/17	250	263,727
Series F
5.88%, 03/01/18	1,150	1,258,071
Southwestern Public Service Co. Series G
8.75%, 12/01/18	825	987,730
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	1,050	1,059,882
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	500	485,189
6.10%, 05/15/18	1,000	1,110,151
TECO Finance Inc.
5.15%, 03/15/20	720	790,282
TransAlta Corp.
1.90%, 06/03/17	1,100	1,074,998
4.50%, 11/15/22 (Call 08/15/22)	325	312,374

Security	Principal (000s)	Value
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	$980	$932,899
5.15%, 11/15/21 (Call 08/15/21)	725	808,503
UIL Holdings Corp.
4.63%, 10/01/20	500	517,904
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	825	838,130
6.40%, 06/15/17	500	541,761
6.70%, 02/01/19	740	850,533
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	350	349,980
3.10%, 05/15/25 (Call 02/15/25)	3,800	3,727,569
3.45%, 02/15/24 (Call 11/15/23)	1,047	1,061,912
5.00%, 06/30/19	500	551,298
5.95%, 09/15/17	800	871,703
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)[a]	655	653,774
Westar Energy Inc.
5.10%, 07/15/20	140	155,969
Wisconsin Electric Power Co.
1.70%, 06/15/18 (Call 05/15/18)	1,500	1,499,901
2.95%, 09/15/21 (Call 06/15/21)	650	655,458
3.10%, 06/01/25 (Call 03/01/25)	1,900	1,876,106
4.25%, 12/15/19	250	268,290
Wisconsin Power & Light Co.
5.00%, 07/15/19	1,350	1,479,426
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	450	489,420

		229,725,262
ELECTRICAL COMPONENTS & EQUIPMENT — 0.11%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	1,000	971,771

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.15%, 06/01/25 (Call 03/01/25)	$2,050	$2,025,966
4.25%, 11/15/20[a]	125	135,661
4.88%, 10/15/19	950	1,048,726
5.25%, 10/15/18	884	973,557
Legrand France SA
8.50%, 02/15/25	1,475	1,979,286

		7,134,967
ELECTRONICS — 0.71%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	1,636	1,633,210
5.00%, 07/15/20	700	764,918
Amphenol Corp.
2.55%, 01/30/19 (Call 12/30/18)	925	933,495
3.13%, 09/15/21 (Call 08/15/21)	1,300	1,291,696
4.00%, 02/01/22 (Call 11/01/21)	1,000	1,019,677
Arrow Electronics Inc.
4.00%, 04/01/25 (Call 01/01/25)	785	755,805
Avnet Inc.
4.88%, 12/01/22	800	837,420
5.88%, 06/15/20	1,050	1,156,960
6.63%, 09/15/16	650	681,500
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	500	497,475
Flextronics International Ltd.
4.63%, 02/15/20[a]	1,500	1,533,750
4.75%, 06/15/25 (Call 03/15/25)[a,b]	900	862,421
5.00%, 02/15/23	550	555,500
Honeywell International Inc.
4.25%, 03/01/21	1,850	2,031,148
5.00%, 02/15/19	2,463	2,726,573
5.30%, 03/15/17	250	266,131
5.30%, 03/01/18	1,106	1,210,680
Jabil Circuit Inc.
4.70%, 09/15/22	1,000	1,000,000
5.63%, 12/15/20	1,200	1,293,106

Security	Principal (000s)	Value
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)[b]	$1,000	$990,669
Koninklijke Philips NV
3.75%, 03/15/22	4,196	4,135,856
5.75%, 03/11/18	1,056	1,139,491
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	2,150	2,334,983
Thermo Fisher Scientific Inc.
1.85%, 01/15/18[a]	2,656	2,643,593
2.40%, 02/01/19	2,681	2,675,544
3.30%, 02/15/22	1,630	1,603,589
3.60%, 08/15/21 (Call 05/15/21)	2,054	2,086,686
4.15%, 02/01/24 (Call 11/01/23)	2,500	2,543,188
4.50%, 03/01/21	1,753	1,867,811
Trimble Navigation Ltd.
4.75%, 12/01/24 (Call 09/01/24)[a]	1,000	1,001,351

		44,074,226
ENGINEERING & CONSTRUCTION — 0.07%
ABB Finance USA Inc.
1.63%, 05/08/17	1,700	1,699,530
2.88%, 05/08/22	996	977,743
Fluor Corp.
3.38%, 09/15/21	1,850	1,888,848

		4,566,121
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	3,000	2,882,416
3.55%, 06/01/22 (Call 03/01/22)	1,746	1,763,070
3.80%, 05/15/18	950	993,456
4.75%, 05/15/23 (Call 02/15/23)	700	756,449
5.00%, 03/01/20[a]	529	578,069
5.25%, 11/15/21	675	748,595
5.50%, 09/15/19	645	716,474
Waste Management Inc.
2.60%, 09/01/16	900	912,566

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.90%, 09/15/22 (Call 06/15/22)	$700	$688,542
3.13%, 03/01/25 (Call 12/01/24)[a]	1,375	1,330,269
3.50%, 05/15/24 (Call 02/15/24)	250	252,169
4.60%, 03/01/21 (Call 12/01/20)	850	918,119
6.10%, 03/15/18	2,052	2,261,796

		14,801,990
FOOD — 1.37%
Campbell Soup Co.
3.05%, 07/15/17	500	511,996
3.30%, 03/19/25 (Call 12/19/24)	1,850	1,820,001
4.25%, 04/15/21[a]	900	971,212
4.50%, 02/15/19	580	617,926
ConAgra Foods Inc.
1.90%, 01/25/18[a]	2,050	2,033,198
3.20%, 01/25/23 (Call 10/25/22)	1,248	1,161,659
3.25%, 09/15/22	1,736	1,631,210
7.00%, 04/15/19[a]	900	1,021,256
General Mills Inc.
1.40%, 10/20/17	1,500	1,490,864
3.15%, 12/15/21 (Call 09/15/21)	2,096	2,108,375
3.65%, 02/15/24 (Call 11/15/23)	1,000	1,014,128
5.65%, 02/15/19	1,358	1,508,647
5.70%, 02/15/17	980	1,037,700
Hershey Co. (The)
1.50%, 11/01/16	1,150	1,156,097
3.20%, 08/21/25 (Call 05/21/25)	1,000	999,903
4.13%, 12/01/20	1,000	1,092,735
5.45%, 09/01/16[a]	180	188,151
Hillshire Brands Co. (The)
4.10%, 09/15/20	798	827,699
Hormel Foods Corp.
4.13%, 04/15/21 (Call 01/15/21)	125	134,682
Ingredion Inc.
4.63%, 11/01/20	1,150	1,226,738

Security	Principal (000s)	Value
JM Smucker Co. (The)
1.75%, 03/15/18[b]	$1,125	$1,122,154
2.50%, 03/15/20[a,b]	865	859,768
3.50%, 10/15/21	650	661,031
3.50%, 03/15/25[b]	3,175	3,091,635
Kellogg Co.
1.88%, 11/17/16	1,490	1,500,408
3.25%, 05/21/18	940	969,891
4.00%, 12/15/20	1,313	1,379,210
4.15%, 11/15/19	1,250	1,328,616
Kraft Foods Group Inc.
2.25%, 06/05/17	1,880	1,898,130
3.50%, 06/06/22[a]	1,300	1,311,584
6.13%, 08/23/18	3,150	3,499,418
Kraft Heinz Foods Co.
2.00%, 07/02/18[a,b]	5,000	4,984,555
2.80%, 07/02/20 (Call 06/02/20)[b]	3,000	2,994,258
3.95%, 07/15/25 (Call 04/15/25)[a,b]	4,000	4,047,544
Kroger Co. (The)
2.20%, 01/15/17	1,350	1,361,101
2.30%, 01/15/19 (Call 12/15/18)	1,000	999,273
2.95%, 11/01/21 (Call 10/01/21)	1,000	985,413
3.30%, 01/15/21 (Call 12/15/20)	2,200	2,230,728
3.85%, 08/01/23 (Call 05/01/23)	1,150	1,172,906
4.00%, 02/01/24 (Call 11/01/23)[a]	900	922,012
6.15%, 01/15/20	655	744,331
6.40%, 08/15/17	1,150	1,250,232
6.80%, 12/15/18	290	330,380
McCormick & Co. Inc./MD
3.90%, 07/15/21 (Call 04/15/21)	1,200	1,278,385
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	950	947,752
5.38%, 02/10/20[a]	2,309	2,561,555
6.13%, 02/01/18	769	843,412
6.13%, 08/23/18	1,688	1,877,823

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.50%, 08/11/17	$1,848	$2,011,678
Sysco Corp.
2.60%, 06/12/22	500	489,273
5.25%, 02/12/18	1,700	1,838,830
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	2,570	2,561,160
3.95%, 08/15/24 (Call 05/15/24)	550	549,967
4.50%, 06/15/22 (Call 03/15/22)	1,650	1,735,717
Unilever Capital Corp.
0.85%, 08/02/17	1,900	1,886,656
2.20%, 03/06/19	1,500	1,517,669
3.10%, 07/30/25	560	558,044
4.25%, 02/10/21	2,269	2,473,181
4.80%, 02/15/19	186	204,270

		85,534,127
FOREST PRODUCTS & PAPER — 0.21%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	2,820	2,897,550
7.25%, 07/29/19[a]	525	603,472
Domtar Corp.
10.75%, 06/01/17	115	132,015
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,000	985,000
Georgia-Pacific LLC
8.00%, 01/15/24[a]	1,000	1,277,949
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	1,600	1,564,455
7.50%, 08/15/21	416	502,456
7.95%, 06/15/18	3,147	3,610,450
Plum Creek Timberlands LP
4.70%, 03/15/21 (Call 12/15/20)[a]	1,600	1,704,568

		13,277,915
GAS — 0.22%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	550	566,231
5.25%, 08/15/19	550	601,364

Security	Principal (000s)	Value
Atmos Energy Corp.
6.35%, 06/15/17	$150	$162,814
8.50%, 03/15/19	168	202,617
CenterPoint Energy Inc.
5.95%, 02/01/17	200	212,015
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	1,100	1,005,119
4.90%, 12/01/21 (Call 09/01/21)	1,130	1,184,243
8.75%, 05/01/19	750	863,618
ONE Gas Inc.
2.07%, 02/01/19 (Call 01/01/19)	300	298,308
3.61%, 02/01/24 (Call 11/01/23)	425	431,289
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	1,075	1,064,837
2.88%, 10/01/22 (Call 07/01/22)	1,000	957,969
3.55%, 06/15/24 (Call 03/15/24)	500	490,675
6.15%, 06/15/18	934	1,035,847
9.80%, 02/15/19	1,150	1,422,265
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	175	174,988
3.20%, 06/15/25 (Call 03/15/25)[a]	2,550	2,549,765
Series HH
5.45%, 04/15/18	200	219,680
Southwest Gas Corp.
3.88%, 04/01/22 (Call 01/01/22)	100	103,257

		13,546,901
HAND & MACHINE TOOLS — 0.10%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	1,950	1,945,216
3.88%, 02/15/22 (Call 11/15/21)	942	944,287
Snap-On Inc.
4.25%, 01/15/18	450	464,838

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.13%, 09/01/21	$125	$144,505
Stanley Black & Decker Inc.
2.90%, 11/01/22	2,050	2,004,266
3.40%, 12/01/21 (Call 09/01/21)	708	725,707

		6,228,819
HEALTH CARE – PRODUCTS — 1.27%
Baxter International Inc.
1.85%, 01/15/17[a]	1,050	1,055,091
1.85%, 06/15/18	500	495,253
4.25%, 03/15/20	2,300	2,421,910
4.50%, 08/15/19	525	558,352
5.38%, 06/01/18[a]	750	811,040
Becton Dickinson and Co.
1.45%, 05/15/17	900	897,111
1.75%, 11/08/16	1,400	1,405,055
1.80%, 12/15/17	320	319,560
2.68%, 12/15/19	5,009	5,013,502
3.13%, 11/08/21	1,687	1,657,363
3.25%, 11/12/20	900	908,903
3.73%, 12/15/24 (Call 09/15/24)	705	704,077
3.88%, 05/15/24 (Call 02/15/24)	855	862,608
5.00%, 05/15/19	1,000	1,088,206
6.38%, 08/01/19	2,005	2,285,699
Boston Scientific Corp.
2.65%, 10/01/18	1,000	1,007,306
2.85%, 05/15/20	1,900	1,887,350
3.85%, 05/15/25	2,500	2,407,312
4.13%, 10/01/23 (Call 07/01/23)	525	525,839
6.00%, 01/15/20	1,312	1,468,556
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	1,000	972,675
4.20%, 06/15/20[a]	2,850	3,061,682
6.00%, 10/15/17	1,061	1,157,511
CR Bard Inc.
1.38%, 01/15/18	250	246,955
4.40%, 01/15/21 (Call 10/15/20)	1,125	1,199,704
Edwards Lifesciences Corp.
2.88%, 10/15/18	530	538,284

Security	Principal (000s)	Value
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	$650	$703,530
6.00%, 03/01/20	546	614,665
Medtronic Inc.
0.88%, 02/27/17	250	248,837
1.38%, 04/01/18	1,940	1,926,439
1.50%, 03/15/18	745	742,556
2.50%, 03/15/20	3,115	3,126,680
2.75%, 04/01/23 (Call 01/01/23)	1,500	1,440,040
3.13%, 03/15/22 (Call 12/15/21)	3,500	3,474,164
3.15%, 03/15/22	4,100	4,104,016
3.50%, 03/15/25	5,500	5,477,380
3.63%, 03/15/24 (Call 12/15/23)	2,050	2,082,953
4.13%, 03/15/21 (Call 12/15/20)[a]	1,650	1,757,472
4.45%, 03/15/20	1,394	1,513,550
5.60%, 03/15/19[a]	750	838,468
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	1,500	1,450,531
Stryker Corp.
1.30%, 04/01/18	475	468,409
2.00%, 09/30/16	990	998,567
3.38%, 05/15/24 (Call 02/15/24)[a]	1,200	1,188,689
4.38%, 01/15/20	1,050	1,133,651
Zimmer Biomet Holdings Inc.
1.45%, 04/01/17	2,080	2,069,925
2.70%, 04/01/20 (Call 03/01/20)	2,775	2,748,690
3.15%, 04/01/22 (Call 02/01/22)	1,050	1,023,513
3.38%, 11/30/21 (Call 08/30/21)[a]	1,180	1,172,258
3.55%, 04/01/25 (Call 01/01/25)	3,150	3,025,580
4.63%, 11/30/19[a]	1,000	1,070,816

		79,358,283

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 1.05%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	$1,770	$1,760,027
1.75%, 05/15/17 (Call 04/15/17)	288	288,959
2.20%, 03/15/19 (Call 02/15/19)	500	497,261
2.75%, 11/15/22 (Call 08/15/22)	1,450	1,372,248
3.50%, 11/15/24 (Call 08/15/24)[a]	395	385,819
3.95%, 09/01/20	1,777	1,872,397
4.13%, 06/01/21 (Call 03/01/21)	1,000	1,049,283
Anthem Inc.
1.88%, 01/15/18	280	278,532
2.25%, 08/15/19	600	588,998
2.30%, 07/15/18[a]	500	499,961
2.38%, 02/15/17	1,200	1,211,743
3.13%, 05/15/22	1,396	1,356,672
3.30%, 01/15/23	4,000	3,897,201
3.70%, 08/15/21 (Call 05/15/21)	2,000	2,036,936
4.35%, 08/15/20	1,450	1,540,037
5.88%, 06/15/17	1,300	1,391,822
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	1,450	1,369,226
4.00%, 02/15/22 (Call 11/15/21)	149	152,282
4.38%, 12/15/20 (Call 09/15/20)	1,100	1,170,656
4.50%, 03/15/21 (Call 12/15/20)	1,736	1,854,446
5.13%, 06/15/20	288	315,877
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	1,066	1,181,594
5.95%, 03/15/17	600	639,123
Dignity Health
3.13%, 11/01/22	1,050	1,031,670

Security	Principal (000s)	Value
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	$1,858	$1,793,346
3.85%, 10/01/24 (Call 07/01/24)	1,500	1,488,484
6.30%, 08/01/18	200	222,125
7.20%, 06/15/18	1,050	1,188,091
Laboratory Corp. of America Holdings
2.20%, 08/23/17	1,800	1,808,294
3.60%, 02/01/25 (Call 11/01/24)	2,795	2,675,884
3.75%, 08/23/22 (Call 05/23/22)[a]	1,800	1,810,585
4.63%, 11/15/20 (Call 08/15/20)	700	748,946
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	1,415	1,394,322
3.50%, 03/30/25 (Call 12/30/24)	1,110	1,044,916
4.70%, 04/01/21	475	508,841
4.75%, 01/30/20	150	161,467
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	1,650	1,643,433
1.40%, 12/15/17	200	198,830
1.63%, 03/15/19	785	773,872
1.88%, 11/15/16	900	907,879
1.90%, 07/16/18	540	541,619
2.30%, 12/15/19[a]	1,150	1,152,688
2.70%, 07/15/20	2,500	2,529,416
2.75%, 02/15/23 (Call 11/15/22)	750	725,289
2.88%, 12/15/21	840	836,761
2.88%, 03/15/22 (Call 12/15/21)[a]	2,550	2,531,022
3.35%, 07/15/22	135	138,223
3.38%, 11/15/21 (Call 08/15/21)	1,150	1,180,174
3.75%, 07/15/25	4,960	5,070,538
3.88%, 10/15/20 (Call 07/15/20)	100	106,166
4.70%, 02/15/21 (Call 11/15/20)	900	988,623

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.00%, 06/15/17	$325	$350,223
6.00%, 02/15/18	1,969	2,166,638
WellPoint Inc.
7.00%, 02/15/19	750	851,932

		65,281,397
HOLDING COMPANIES – DIVERSIFIED — 0.14%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	1,000	1,017,111
4.88%, 11/30/18	500	520,867
FS Investment Corp.
4.00%, 07/15/19[a]	750	751,516
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	3,500	3,531,412
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)[a]	1,500	1,422,575
Prospect Capital Corp.
5.88%, 03/15/23	1,515	1,521,716

		8,765,197
HOME FURNISHINGS — 0.09%
Harman International Industries Inc.
4.15%, 05/15/25 (Call 02/15/25)	1,000	976,422
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	1,000	1,002,170
Whirlpool Corp.
3.70%, 03/01/23	1,500	1,495,033
4.85%, 06/15/21	1,900	2,065,201

		5,538,826
HOUSEHOLD PRODUCTS & WARES — 0.24%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	850	816,630
5.38%, 04/15/20	150	163,289
Church & Dwight Co. Inc.
2.88%, 10/01/22	1,000	973,268
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	1,000	984,336

Security	Principal (000s)	Value
3.50%, 12/15/24 (Call 09/15/24)	$1,150	$1,136,373
3.80%, 11/15/21	685	718,085
5.95%, 10/15/17	1,120	1,218,995
Kimberly-Clark Corp.
2.40%, 03/01/22[a]	720	707,157
2.65%, 03/01/25[a]	430	413,115
3.05%, 08/15/25	1,000	995,634
3.63%, 08/01/20[a]	750	797,298
3.88%, 03/01/21	1,000	1,068,010
6.13%, 08/01/17	1,058	1,152,385
6.25%, 07/15/18	640	720,655
7.50%, 11/01/18	900	1,053,471
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)[a]	1,975	2,068,100

		14,986,801
HOUSEWARES — 0.08%
Newell Rubbermaid Inc.
2.05%, 12/01/17	1,400	1,400,251
2.88%, 12/01/19 (Call 11/01/19)	717	720,717
4.00%, 06/15/22 (Call 03/15/22)	950	969,120
4.00%, 12/01/24 (Call 09/01/24)[a]	475	474,955
6.25%, 04/15/18	1,200	1,319,836

		4,884,879
INSURANCE — 2.27%
ACE INA Holdings Inc.
3.15%, 03/15/25	1,000	952,163
3.35%, 05/15/24	1,750	1,714,785
5.70%, 02/15/17	1,500	1,593,471
5.80%, 03/15/18	200	219,648
5.90%, 06/15/19	1,325	1,493,886
AEGON Funding Co. LLC
5.75%, 12/15/20	360	407,274
Aflac Inc.
2.40%, 03/16/20	850	852,102
2.65%, 02/15/17[a]	900	916,265
3.63%, 06/15/23	1,000	1,001,573
3.63%, 11/15/24	1,975	1,967,868
4.00%, 02/15/22[a]	450	472,958

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Alleghany Corp.
5.63%, 09/15/20	$650	$721,461
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20	575	636,117
Allstate Corp. (The)
5.75%, 08/15/53 (Call 08/15/23)[d]	1,700	1,742,500
7.45%, 05/16/19	1,473	1,740,398
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	2,500	2,488,737
3.38%, 08/15/20[a]	2,900	2,977,692
4.13%, 02/15/24	2,000	2,068,395
4.88%, 06/01/22	1,731	1,883,638
5.85%, 01/16/18	500	546,221
6.40%, 12/15/20	1,194	1,401,177
Aon Corp.
5.00%, 09/30/20	950	1,046,321
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	2,920	2,850,468
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	500	509,500
6.00%, 12/15/20	650	717,492
Assurant Inc.
2.50%, 03/15/18	332	334,671
4.00%, 03/15/23	1,000	999,917
Axis Specialty Finance LLC
5.88%, 06/01/20	1,500	1,688,656
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	500	497,720
2.90%, 10/15/20[a]	100	102,676
3.00%, 05/15/22	1,500	1,507,123
4.25%, 01/15/21[a]	1,108	1,202,434
5.40%, 05/15/18[a]	2,628	2,887,479
Berkshire Hathaway Inc.
1.90%, 01/31/17	2,385	2,417,035
2.10%, 08/14/19	1,500	1,506,113
3.00%, 02/11/23	2,700	2,690,849
3.40%, 01/31/22	2,750	2,837,868
Chubb Corp. (The)
5.75%, 05/15/18	1,300	1,430,170

Security	Principal (000s)	Value
6.38%, 03/29/67 (Call 04/15/17)[a,d]	$1,500	$1,477,500
CNA Financial Corp.
5.75%, 08/15/21	740	835,489
5.88%, 08/15/20	1,400	1,581,141
7.35%, 11/15/19	105	123,176
Fidelity National Financial Inc.
5.50%, 09/01/22	1,700	1,804,146
First American Financial Corp.
4.60%, 11/15/24	1,000	1,009,581
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21	800	924,417
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,000	1,104,532
5.50%, 03/30/20	200	223,586
6.00%, 01/15/19[a]	2,450	2,730,444
6.30%, 03/15/18	1,437	1,587,235
HCC Insurance Holdings Inc.
6.30%, 11/15/19	130	147,418
Kemper Corp.
6.00%, 05/15/17	350	370,065
Lincoln National Corp.
3.35%, 03/09/25	390	376,052
4.20%, 03/15/22	1,388	1,440,130
4.85%, 06/24/21	650	704,228
6.25%, 02/15/20	550	627,417
8.75%, 07/01/19	830	1,011,237
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,000	947,754
Manulife Financial Corp.
4.90%, 09/17/20	1,000	1,096,061
Markel Corp.
5.35%, 06/01/21	1,800	1,992,507
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,450	1,455,875
2.35%, 03/06/20 (Call 02/06/20)	945	941,297
2.55%, 10/15/18 (Call 09/15/18)	455	462,309

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.50%, 06/03/24 (Call 03/03/24)	$1,650	$1,625,315
3.50%, 03/10/25 (Call 12/10/24)	818	801,672
4.80%, 07/15/21 (Call 04/15/21)	575	629,987
MetLife Inc.
1.76%, 12/15/17	1,000	1,003,766
3.00%, 03/01/25	2,800	2,672,136
3.05%, 12/15/22[a]	360	353,972
3.60%, 04/10/24	1,500	1,503,151
4.75%, 02/08/21	1,801	1,975,765
7.72%, 02/15/19	3,482	4,112,420
Series A
6.82%, 08/15/18	825	940,982
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	861	894,289
PartnerRe Finance B LLC
5.50%, 06/01/20	800	890,056
Primerica Inc.
4.75%, 07/15/22[a]	500	531,548
Principal Financial Group Inc.
1.85%, 11/15/17	1,000	1,002,334
3.30%, 09/15/22	700	691,279
3.40%, 05/15/25 (Call 02/15/25)	1,450	1,406,543
8.88%, 05/15/19	500	607,903
Progressive Corp. (The)
3.75%, 08/23/21	975	1,036,026
6.70%, 06/15/67 (Call 06/15/17)[a,d]	1,000	1,015,000
Protective Life Corp.
7.38%, 10/15/19	700	824,065
Prudential Financial Inc.
3.50%, 05/15/24[a]	2,400	2,364,271
4.50%, 11/16/21	3,875	4,203,656
5.38%, 06/21/20	3,200	3,584,433
5.63%, 06/15/43 (Call 06/15/23)[d]	1,000	1,025,000
5.88%, 09/15/42 (Call 09/15/22)[a,d]	1,400	1,473,500
7.38%, 06/15/19	1,643	1,937,778

Security	Principal (000s)	Value
8.88%, 06/15/68 (Call 06/15/18)[a,d]	$1,000	$1,147,500
Series D
6.00%, 12/01/17	941	1,027,926
Reinsurance Group of America Inc.
5.00%, 06/01/21	845	919,073
6.45%, 11/15/19	1,200	1,367,856
RenRe North America Holdings Inc.
5.75%, 03/15/20	125	138,131
StanCorp Financial Group Inc.
5.00%, 08/15/22	1,100	1,162,701
Symetra Financial Corp.
4.25%, 07/15/24	1,000	1,007,239
Torchmark Corp.
3.80%, 09/15/22	1,000	1,002,990
9.25%, 06/15/19	325	399,939
Travelers Companies Inc. (The)
3.90%, 11/01/20	650	697,352
5.75%, 12/15/17	780	854,087
5.80%, 05/15/18	987	1,090,153
Trinity Acquisition PLC
4.63%, 08/15/23	1,600	1,634,576
Unum Group
4.00%, 03/15/24	805	825,437
5.63%, 09/15/20	600	670,398
7.13%, 09/30/16	650	688,009
Voya Financial Inc.
5.50%, 07/15/22	1,500	1,686,543
Willis Group Holdings PLC
5.75%, 03/15/21	400	441,518
WR Berkley Corp.
4.63%, 03/15/22	1,200	1,262,429
5.38%, 09/15/20	300	332,463
7.38%, 09/15/19[a]	1,250	1,475,207
XLIT Ltd.
2.30%, 12/15/18	150	150,460
4.45%, 03/31/25[a]	4,000	3,953,467

		141,040,719
INTERNET — 0.72%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[b]	3,605	3,537,552

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.13%, 11/28/21 (Call 09/28/21)[b]	$4,830	$4,673,114
3.60%, 11/28/24 (Call 08/28/24)[b]	2,680	2,516,347
Amazon.com Inc.
1.20%, 11/29/17	1,800	1,784,130
2.50%, 11/29/22 (Call 08/29/22)[a]	2,050	1,944,901
2.60%, 12/05/19 (Call 11/05/19)	3,650	3,682,858
3.80%, 12/05/24 (Call 09/05/24)[a]	900	899,916
Baidu Inc.
2.25%, 11/28/17	2,650	2,644,132
2.75%, 06/09/19	2,000	1,980,680
3.50%, 11/28/22[a]	2,000	1,950,967
eBay Inc.
1.35%, 07/15/17	1,078	1,060,862
2.20%, 08/01/19 (Call 07/01/19)	1,400	1,359,282
2.60%, 07/15/22 (Call 04/15/22)	1,387	1,255,595
2.88%, 08/01/21 (Call 06/01/21)[a]	950	908,083
3.25%, 10/15/20 (Call 07/15/20)	1,100	1,100,390
3.45%, 08/01/24 (Call 05/01/24)	3,250	3,035,390
Expedia Inc.
5.95%, 08/15/20	2,500	2,753,442
7.46%, 08/15/18	720	815,048
Google Inc.
3.38%, 02/25/24	2,455	2,501,139
3.63%, 05/19/21	995	1,049,249
Priceline Group Inc. (The)
3.65%, 03/15/25 (Call 12/15/24)[a]	605	595,358
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	1,000	999,262
3.95%, 06/15/22 (Call 03/15/22)	750	738,940
4.20%, 09/15/20	950	967,607

		44,754,244

Security	Principal (000s)	Value
IRON & STEEL — 0.22%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)[a]	$700	$706,870
4.13%, 09/15/22 (Call 06/15/22)	500	514,147
5.75%, 12/01/17[a]	1,900	2,051,944
5.85%, 06/01/18[a]	1,200	1,312,765
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)	1,100	1,061,985
6.20%, 11/15/16	290	303,213
Vale Overseas Ltd.
4.38%, 01/11/22[a]	3,900	3,597,620
4.63%, 09/15/20[a]	1,500	1,505,513
5.63%, 09/15/19[a]	1,750	1,819,173
6.25%, 01/23/17	922	956,575

		13,829,805
LEISURE TIME — 0.04%
Carnival Corp.
1.88%, 12/15/17	500	497,368
3.95%, 10/15/20	1,200	1,258,835
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	1,000	991,617

		2,747,820
LODGING — 0.20%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	940	909,829
5.38%, 08/15/21 (Call 05/15/21)	938	1,041,475
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	900	914,203
3.25%, 09/15/22 (Call 06/15/22)	1,000	989,369
3.38%, 10/15/20 (Call 07/15/20)	275	282,255
Series N
3.13%, 10/15/21 (Call 07/15/21)	700	699,363

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	$1,250	$1,172,290
6.75%, 05/15/18	1,150	1,273,774
Wyndham Worldwide Corp.
2.50%, 03/01/18 (Call 02/01/18)	1,025	1,018,792
2.95%, 03/01/17 (Call 02/01/17)	850	858,364
3.90%, 03/01/23 (Call 12/01/22)[a]	1,270	1,217,956
4.25%, 03/01/22 (Call 12/01/21)[a]	1,500	1,462,481
5.63%, 03/01/21	655	710,712
6.00%, 12/01/16	14	14,662

		12,565,525
MACHINERY — 1.07%
Caterpillar Financial Services Corp.
1.00%, 03/03/17	3,100	3,090,259
1.63%, 06/01/17	650	653,625
2.00%, 03/05/20	3,000	2,960,098
2.10%, 06/09/19	2,750	2,745,782
2.25%, 12/01/19	4,200	4,197,875
2.63%, 03/01/23	1,360	1,308,129
5.85%, 09/01/17	280	303,671
7.15%, 02/15/19[a]	2,135	2,483,832
Caterpillar Inc.
1.50%, 06/26/17	2,400	2,406,813
2.60%, 06/26/22 (Call 03/26/22)	1,500	1,454,986
3.40%, 05/15/24 (Call 02/15/24)[a]	1,750	1,757,529
3.90%, 05/27/21	1,293	1,375,491
7.90%, 12/15/18	3,374	3,992,305
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	1,402	1,366,069
4.38%, 10/16/19	578	623,931
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)[a]	1,000	988,850

Security	Principal (000s)	Value
IDEX Corp.
4.20%, 12/15/21 (Call 09/15/21)	$250	$258,182
John Deere Capital Corp.
1.13%, 06/12/17	2,000	1,994,158
1.20%, 10/10/17	2,875	2,863,606
1.30%, 03/12/18	1,800	1,787,881
1.35%, 01/16/18	1,290	1,285,126
1.40%, 03/15/17	300	301,180
1.60%, 07/13/18	1,650	1,646,202
1.85%, 09/15/16	800	808,329
2.05%, 03/10/20	2,300	2,276,183
2.30%, 09/16/19	1,000	1,004,530
2.75%, 03/15/22[a]	1,089	1,073,505
2.80%, 09/18/17[a]	1,500	1,542,499
2.80%, 03/04/21	3,950	4,002,037
3.15%, 10/15/21	680	697,839
3.35%, 06/12/24	805	806,734
3.90%, 07/12/21[a]	1,150	1,221,643
Series D
5.35%, 04/03/18	1,100	1,202,061
Joy Global Inc.
5.13%, 10/15/21[a]	3,450	3,415,500
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,690	1,679,758
2.88%, 03/01/25 (Call 12/01/24)	305	295,204
5.65%, 12/01/17	300	321,621
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	1,500	1,468,984
6.25%, 09/01/19	1,350	1,525,519
Xylem Inc./NY
3.55%, 09/20/16	490	500,755
4.88%, 10/01/21	800	853,359

		66,541,640
MANUFACTURING — 0.91%
3M Co.
1.00%, 06/26/17	1,300	1,299,500
1.38%, 09/29/16	1,312	1,320,908
1.38%, 08/07/18	650	649,861
1.63%, 06/15/19	550	547,643

SCHEDULES OF INVESTMENTS	107

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.00%, 06/26/22	$1,500	$1,437,600
3.00%, 08/07/25	1,000	999,896
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	665	668,215
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	1,400	1,392,852
Crane Co.
2.75%, 12/15/18	2,250	2,290,281
4.45%, 12/15/23 (Call 09/15/23)	500	518,777
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	1,840	1,958,966
5.40%, 03/01/19[a]	558	619,982
5.63%, 01/15/18	1,100	1,199,879
Dover Corp.
4.30%, 03/01/21 (Call 12/01/20)	650	705,511
5.45%, 03/15/18	100	109,221
Eaton Corp.
1.50%, 11/02/17	2,750	2,730,112
2.75%, 11/02/22	1,900	1,832,412
5.60%, 05/15/18[a]	788	857,919
6.95%, 03/20/19	405	463,786
Eaton Electric Holdings LLC
3.88%, 12/15/20 (Call 09/15/20)	1,110	1,139,808
6.10%, 07/01/17	200	215,091
General Electric Co.
2.70%, 10/09/22	4,900	4,790,770
3.38%, 03/11/24	2,000	2,022,783
5.25%, 12/06/17	4,382	4,733,946
Illinois Tool Works Inc.
0.90%, 02/25/17	20	19,929
1.95%, 03/01/19	700	699,007
3.38%, 09/15/21 (Call 06/15/21)	955	984,578
3.50%, 03/01/24 (Call 12/01/23)	2,100	2,140,670
6.25%, 04/01/19	500	569,543

Security	Principal (000s)	Value
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19	$500	$505,337
4.25%, 06/15/23	1,450	1,498,404
6.88%, 08/15/18	1,592	1,789,106
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24 (Call 08/01/24)	1,145	1,115,088
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	1,500	1,504,499
3.50%, 09/15/22	1,000	1,028,874
Pentair Finance SA
1.88%, 09/15/17	1,000	995,109
2.65%, 12/01/19	1,068	1,052,232
3.15%, 09/15/22 (Call 06/15/22)	400	381,184
Pentair Inc.
5.00%, 05/15/21 (Call 02/15/21)	900	983,241
Textron Inc.
3.65%, 03/01/21	500	506,419
3.88%, 03/01/25 (Call 12/01/24)[a]	820	809,345
4.63%, 09/21/16	725	749,088
5.60%, 12/01/17	895	959,547
5.95%, 09/21/21 (Call 06/21/21)	725	815,902
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	565	564,942
4.88%, 01/15/21	1,450	1,592,061
6.55%, 10/01/17	1,000	1,095,789

		56,865,613
MEDIA — 2.45%
21st Century Fox America Inc.
3.00%, 09/15/22	1,550	1,497,199
3.70%, 09/15/24 (Call 06/15/24)	750	738,596
4.00%, 10/01/23	600	610,316
4.50%, 02/15/21	1,363	1,444,579
5.65%, 08/15/20	1,200	1,354,707

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.90%, 03/01/19	$650	$743,114
7.25%, 05/18/18	500	565,403
8.25%, 08/10/18	1,100	1,279,905
8.88%, 04/26/23	500	660,681
CBS Corp.
1.95%, 07/01/17	900	903,367
2.30%, 08/15/19 (Call 07/15/19)	950	941,389
3.38%, 03/01/22 (Call 12/01/21)	1,675	1,637,071
3.50%, 01/15/25 (Call 10/15/24)[a]	825	781,771
4.30%, 02/15/21 (Call 11/15/20)[a]	1,000	1,052,769
4.63%, 05/15/18	170	181,448
5.75%, 04/15/20	1,500	1,680,723
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	3,115	3,108,936
4.46%, 07/23/22 (Call 05/23/22)[b]	5,280	5,255,274
4.91%, 07/23/25 (Call 04/23/25)[a,b]	6,690	6,626,104
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22	3,500	4,803,228
Comcast Cable Communications LLC
8.88%, 05/01/17	1,530	1,716,585
Comcast Corp.
2.85%, 01/15/23	1,500	1,465,629
3.13%, 07/15/22[a]	2,200	2,209,966
3.38%, 02/15/25 (Call 11/15/24)	1,250	1,245,367
3.60%, 03/01/24	2,350	2,396,450
5.15%, 03/01/20	992	1,108,059
5.70%, 05/15/18	1,425	1,574,965
5.70%, 07/01/19	1,850	2,087,291
6.30%, 11/15/17	1,348	1,484,992
6.50%, 01/15/17	1,763	1,887,469
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18	350	345,160

Security	Principal (000s)	Value
2.40%, 03/15/17	$2,262	$2,275,936
3.80%, 03/15/22	2,412	2,382,939
3.95%, 01/15/25 (Call 10/15/24)	3,380	3,273,905
4.45%, 04/01/24 (Call 01/01/24)[a]	2,500	2,534,615
4.60%, 02/15/21 (Call 11/15/20)	1,628	1,710,838
5.00%, 03/01/21	1,189	1,271,871
5.20%, 03/15/20	850	925,320
5.88%, 10/01/19	1,388	1,543,511
Discovery Communications LLC
3.30%, 05/15/22	1,250	1,220,424
4.38%, 06/15/21	1,400	1,453,049
5.05%, 06/01/20	477	516,843
5.63%, 08/15/19	1,050	1,154,448
Grupo Televisa SAB
6.00%, 05/15/18	100	109,325
Historic TW Inc.
6.88%, 06/15/18	830	936,719
7.25%, 10/15/17	400	444,371
9.15%, 02/01/23	600	787,508
NBCUniversal Media LLC
2.88%, 01/15/23[a]	1,000	978,072
4.38%, 04/01/21	1,850	1,995,415
5.15%, 04/30/20	1,889	2,113,124
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,036,638
8.63%, 01/15/19	1,400	1,663,482
Scripps Networks Interactive Inc.
2.70%, 12/15/16	1,000	1,014,719
2.75%, 11/15/19 (Call 10/15/19)	1,250	1,240,533
2.80%, 06/15/20 (Call 03/15/20)	1,725	1,698,886
3.90%, 11/15/24 (Call 08/15/24)	1,450	1,420,137
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,226,380
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,042,745

SCHEDULES OF INVESTMENTS	109

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.30%, 11/23/23 (Call 08/23/23)	$1,000	$1,020,231
4.70%, 10/15/19	1,300	1,409,091
6.50%, 07/15/18	1,382	1,546,385
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	763	767,232
4.13%, 02/15/21 (Call 11/15/20)[a]	2,900	2,959,024
5.00%, 02/01/20	2,587	2,767,166
5.85%, 05/01/17	1,544	1,634,599
6.75%, 07/01/18	4,951	5,486,682
8.25%, 04/01/19	1,398	1,630,410
8.75%, 02/14/19	2,146	2,525,264
Time Warner Companies Inc.
7.57%, 02/01/24[a]	500	614,373
Time Warner Entertainment Co. LP
8.38%, 03/15/23	2,140	2,626,545
Time Warner Inc.
2.10%, 06/01/19	500	493,897
3.40%, 06/15/22	1,450	1,435,110
3.60%, 07/15/25 (Call 04/15/25)[a]	2,000	1,934,920
4.00%, 01/15/22	650	667,610
4.05%, 12/15/23	500	507,333
4.70%, 01/15/21[a]	2,477	2,666,301
4.75%, 03/29/21	930	1,001,005
4.88%, 03/15/20[a]	1,145	1,248,545
Viacom Inc.
2.20%, 04/01/19[a]	150	146,488
2.50%, 12/15/16	650	657,082
2.75%, 12/15/19 (Call 11/11/19)[a]	1,000	984,353
3.13%, 06/15/22 (Call 03/15/22)[a]	1,150	1,063,356
3.50%, 04/01/17	1,150	1,174,184
3.88%, 12/15/21	1,500	1,465,755
3.88%, 04/01/24 (Call 01/01/24)[a]	2,775	2,571,824
4.25%, 09/01/23 (Call 06/01/23)[a]	2,400	2,302,213
4.50%, 03/01/21	1,250	1,274,882
5.63%, 09/15/19[a]	600	656,084
6.13%, 10/05/17	160	172,299

Security	Principal (000s)	Value
Walt Disney Co. (The)
1.10%, 12/01/17	$1,130	$1,122,730
1.13%, 02/15/17	1,947	1,950,753
1.85%, 05/30/19	1,500	1,497,706
2.35%, 12/01/22[a]	1,150	1,113,945
2.55%, 02/15/22[a]	1,200	1,181,614
2.75%, 08/16/21	2,500	2,535,471
3.75%, 06/01/21	2,288	2,434,902
5.50%, 03/15/19[a]	1,600	1,796,682
5.63%, 09/15/16	93	97,642
Series B
5.88%, 12/15/17	100	109,826

		152,611,780
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
1.25%, 01/15/18	2,213	2,194,399
2.25%, 06/15/20 (Call 05/15/20)	1,500	1,490,378
2.50%, 01/15/23 (Call 10/15/22)	1,375	1,307,758
3.25%, 06/15/25 (Call 03/15/25)	1,000	979,304

		5,971,839
MINING — 1.23%
Barrick Gold Corp.
3.85%, 04/01/22	3,075	2,722,552
4.10%, 05/01/23[a]	900	796,022
6.95%, 04/01/19	1,796	2,006,613
Barrick North America Finance LLC
4.40%, 05/30/21	2,353	2,211,041
6.80%, 09/15/18	1,700	1,865,390
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	475	500,863
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	4,496	4,508,055
1.88%, 11/21/16	1,527	1,541,482
2.05%, 09/30/18	2,520	2,523,552
2.88%, 02/24/22[a]	1,395	1,344,747
3.25%, 11/21/21	2,382	2,376,313
3.85%, 09/30/23[a]	1,000	1,012,390
6.50%, 04/01/19	1,485	1,693,251

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
2.15%, 03/01/17	$850	$809,625
2.30%, 11/14/17	50	46,500
2.38%, 03/15/18[a]	3,600	3,240,000
3.10%, 03/15/20[a]	2,000	1,715,000
3.55%, 03/01/22 (Call 12/01/21)[a]	1,112	856,240
3.88%, 03/15/23 (Call 12/15/22)[a]	1,250	956,250
4.00%, 11/14/21	2,500	2,018,750
4.55%, 11/14/24 (Call 08/14/24)[a]	4,450	3,448,750
Goldcorp Inc.
2.13%, 03/15/18	1,350	1,329,361
3.63%, 06/09/21 (Call 04/09/21)	900	860,658
3.70%, 03/15/23 (Call 12/15/22)	1,300	1,202,549
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)[a]	740	681,738
5.95%, 03/15/24 (Call 12/15/23)	900	755,302
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	1,747	1,576,797
5.13%, 10/01/19[a]	1,758	1,859,446
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	1,448	1,493,456
3.75%, 09/20/21	2,532	2,574,224
3.75%, 06/15/25 (Call 03/15/25)[a]	1,000	967,960
4.13%, 05/20/21[a]	1,210	1,268,533
6.50%, 07/15/18	5,000	5,572,540
9.00%, 05/01/19	795	972,044
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)	3,450	3,425,676
2.25%, 12/14/18 (Call 11/14/18)	2,050	2,040,154
2.88%, 08/21/22 (Call 05/21/22)	2,000	1,905,201
3.50%, 03/22/22 (Call 12/22/21)	1,350	1,342,071

Security	Principal (000s)	Value
Southern Copper Corp.
3.50%, 11/08/22	$2,150	$2,045,875
5.38%, 04/16/20	875	933,179
Teck Resources Ltd.
2.50%, 02/01/18[a]	500	428,750
3.00%, 03/01/19[a]	900	738,000
3.15%, 01/15/17	500	467,500
3.85%, 08/15/17	1,100	1,020,250
4.50%, 01/15/21 (Call 10/15/20)[a]	1,000	785,000
4.75%, 01/15/22 (Call 10/15/21)[a]	1,500	1,185,000
Yamana Gold Inc.
4.95%, 07/15/24 (Call 04/15/24)	1,000	893,476

		76,518,126
OFFICE & BUSINESS EQUIPMENT — 0.18%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	1,900	1,901,856
4.75%, 05/15/18[a]	400	425,525
5.60%, 03/15/18	172	186,041
5.75%, 09/15/17[a]	1,088	1,168,172
Xerox Corp.
2.75%, 09/01/20	800	771,550
2.80%, 05/15/20	2,700	2,619,472
2.95%, 03/15/17	500	506,695
4.50%, 05/15/21	787	811,224
5.63%, 12/15/19[a]	1,150	1,261,252
6.35%, 05/15/18	976	1,074,950
6.75%, 02/01/17	200	213,022

		10,939,759
OIL & GAS — 6.23%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	1,000	966,413
5.95%, 09/15/16	1,202	1,256,398
6.38%, 09/15/17	1,142	1,234,369
6.95%, 06/15/19	700	793,130
8.70%, 03/15/19[a]	1,019	1,207,262
Apache Corp.
1.75%, 04/15/17	1,000	1,016,900

SCHEDULES OF INVESTMENTS	111

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.63%, 01/15/23 (Call 10/15/22)	$950	$875,837
3.25%, 04/15/22 (Call 01/15/22)	1,362	1,326,172
3.63%, 02/01/21 (Call 11/01/20)[a]	1,600	1,632,764
5.63%, 01/15/17	405	428,287
BP Capital Markets PLC
1.38%, 11/06/17	3,000	2,982,941
1.38%, 05/10/18	4,820	4,759,822
1.67%, 02/13/18	1,400	1,397,376
1.85%, 05/05/17	614	617,591
2.24%, 05/10/19	4,800	4,807,524
2.32%, 02/13/20	3,500	3,485,711
2.50%, 11/06/22[a]	2,000	1,892,119
2.75%, 05/10/23	4,110	3,903,304
3.25%, 05/06/22	2,792	2,774,318
3.51%, 03/17/25[a]	3,390	3,323,817
3.54%, 11/04/24	1,440	1,419,281
3.56%, 11/01/21	2,750	2,826,474
3.81%, 02/10/24	600	604,863
4.50%, 10/01/20[a]	941	1,025,033
4.74%, 03/11/21	1,333	1,453,145
4.75%, 03/10/19	1,263	1,374,248
British Transco Finance Inc.
6.63%, 06/01/18	980	1,109,038
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (Call 08/15/21)	1,250	1,193,125
3.80%, 04/15/24 (Call 01/15/24)[a]	1,000	926,611
3.90%, 02/01/25 (Call 11/01/24)[a]	1,428	1,316,071
5.70%, 05/15/17	1,416	1,490,135
5.90%, 02/01/18	724	773,404
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	1,000	911,190
3.80%, 09/15/23 (Call 06/15/23)	1,600	1,504,381
5.70%, 10/15/19	1,573	1,711,493
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	7,500	7,427,365

Security	Principal (000s)	Value
1.72%, 06/24/18 (Call 05/24/18)	$3,550	$3,556,184
1.96%, 03/03/20 (Call 02/03/20)	5,000	4,935,839
2.36%, 12/05/22 (Call 09/05/22)	4,150	3,949,981
2.41%, 03/03/22 (Call 01/03/22)	1,290	1,252,607
2.43%, 06/24/20 (Call 05/24/20)	500	500,994
3.19%, 06/24/23 (Call 03/24/23)[a]	2,800	2,798,106
4.95%, 03/03/19	1,026	1,128,263
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	1,937	1,871,755
5.88%, 05/01/22 (Call 05/01/17)	83	87,150
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23[a]	2,800	2,617,715
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/20	2,000	1,960,407
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	3,300	3,135,117
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/17	5,000	4,985,580
ConocoPhillips
5.20%, 05/15/18	1,050	1,142,310
5.75%, 02/01/19	1,100	1,233,147
6.00%, 01/15/20	837	959,753
6.65%, 07/15/18	515	582,395
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	2,300	2,270,584
1.50%, 05/15/18	970	963,044
2.20%, 05/15/20 (Call 04/15/20)	520	514,427
2.40%, 12/15/22 (Call 09/15/22)	5,894	5,461,510
3.35%, 11/15/24 (Call 08/15/24)[a]	445	429,514
3.35%, 05/15/25 (Call 02/15/25)	3,500	3,367,218

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$1,395	$1,171,304
4.50%, 04/15/23 (Call 01/15/23)	5,400	4,848,359
5.00%, 09/15/22 (Call 03/15/17)	1,000	902,500
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	400	397,451
3.25%, 05/15/22 (Call 02/15/22)[a]	1,227	1,187,261
6.30%, 01/15/19	2,750	3,067,691
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	575	515,774
5.88%, 05/01/19[a]	1,500	1,617,109
Ecopetrol SA
4.13%, 01/16/25	4,150	3,683,125
4.25%, 09/18/18	1,500	1,545,750
5.88%, 09/18/23[a]	1,500	1,526,250
7.63%, 07/23/19[a]	425	488,750
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	356	330,051
6.50%, 05/15/19	695	759,440
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	1,500	1,277,973
4.70%, 03/15/21[a]	2,603	2,378,573
5.20%, 03/15/25 (Call 12/15/24)[a]	250	222,235
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,850	1,854,537
2.63%, 03/15/23 (Call 12/15/22)[a]	1,288	1,230,293
3.15%, 04/01/25 (Call 01/01/25)[a]	460	446,938
4.10%, 02/01/21	1,229	1,312,447
4.40%, 06/01/20[a]	1,200	1,304,725
5.63%, 06/01/19	796	893,827
5.88%, 09/15/17	453	491,775
6.88%, 10/01/18	400	459,283

Security	Principal (000s)	Value
EQT Corp.
4.88%, 11/15/21	$1,450	$1,507,539
6.50%, 04/01/18	550	600,612
8.13%, 06/01/19	900	1,056,710
Exxon Mobil Corp.
0.92%, 03/15/17	3,600	3,585,206
1.31%, 03/06/18[a]	2,000	1,992,749
1.82%, 03/15/19 (Call 02/15/19)	800	800,718
1.91%, 03/06/20 (Call 02/06/20)	2,000	1,980,292
2.40%, 03/06/22 (Call 01/06/22)[a]	350	343,022
2.71%, 03/06/25 (Call 12/06/24)[a]	6,200	5,986,112
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	1,225	1,127,000
6.63%, 05/01/21 (Call 05/01/16)	500	450,000
6.88%, 02/15/23 (Call 02/15/18)	738	656,820
Hess Corp.
1.30%, 06/15/17	500	492,652
3.50%, 07/15/24 (Call 04/15/24)[a]	360	337,635
8.13%, 02/15/19	1,226	1,431,106
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,900	1,774,338
6.15%, 06/15/19	150	165,144
7.25%, 12/15/19[a]	1,583	1,811,143
Kerr-McGee Corp.
6.95%, 07/01/24	4,000	4,675,374
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,500	1,457,982
2.80%, 11/01/22 (Call 08/01/22)	425	383,548
3.85%, 06/01/25 (Call 03/01/25)	2,500	2,270,927
5.90%, 03/15/18	874	942,120
6.00%, 10/01/17	1,167	1,249,601

SCHEDULES OF INVESTMENTS	113

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	$670	$641,211
5.13%, 03/01/21	2,061	2,244,217
Murphy Oil Corp.
2.50%, 12/01/17	850	833,699
3.70%, 12/01/22 (Call 09/01/22)	635	533,413
4.00%, 06/01/22 (Call 03/01/22)	1,200	1,035,039
Nabors Industries Inc.
4.63%, 09/15/21	1,250	1,186,274
5.00%, 09/15/20[a]	1,000	999,002
5.10%, 09/15/23 (Call 06/15/23)[a]	1,050	1,003,208
9.25%, 01/15/19	1,403	1,605,825
Nexen Energy ULC
6.20%, 07/30/19	1,750	1,931,996
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	1,000	937,078
4.15%, 12/15/21 (Call 09/15/21)	1,598	1,589,860
5.88%, 06/01/22 (Call 12/01/17)[a]	1,100	1,116,500
8.25%, 03/01/19	1,378	1,594,709
Noble Holding International Ltd.
2.50%, 03/15/17[a]	300	281,895
3.95%, 03/15/22[a]	1,500	1,228,590
4.63%, 03/01/21[a]	1,250	1,080,155
4.90%, 08/01/20[a]	899	817,287
5.95%, 04/01/25 (Call 01/01/25)[a]	250	216,861
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	1,300	1,289,050
1.75%, 02/15/17[a]	1,400	1,406,201
3.13%, 02/15/22 (Call 11/15/21)	1,154	1,140,938
3.50%, 06/15/25 (Call 03/15/25)	1,000	987,629
Series 1
4.10%, 02/01/21 (Call 11/01/20)	1,490	1,583,170

Security	Principal (000s)	Value
Petro-Canada
6.05%, 05/15/18	$2,250	$2,476,087
Petrobras Global Finance BV
3.00%, 01/15/19	2,500	2,173,855
3.25%, 03/17/17	3,800	3,626,023
3.50%, 02/06/17	3,750	3,607,901
4.38%, 05/20/23	5,250	4,117,138
4.88%, 03/17/20	1,325	1,163,216
5.38%, 01/27/21	7,000	6,165,818
5.75%, 01/20/20	5,850	5,341,796
5.88%, 03/01/18	4,487	4,377,795
6.13%, 10/06/16[a]	1,850	1,866,745
6.25%, 03/17/24	4,000	3,471,594
7.88%, 03/15/19[a]	2,250	2,265,743
Petroleos Mexicanos
3.13%, 01/23/19	1,500	1,501,965
3.50%, 07/18/18	250	255,000
3.50%, 01/30/23	6,750	6,252,187
4.25%, 01/15/25[b]	2,500	2,365,625
4.88%, 01/24/22	2,300	2,337,375
4.88%, 01/18/24[a]	1,550	1,546,125
5.50%, 01/21/21[a]	5,300	5,664,375
5.75%, 03/01/18	1,467	1,575,191
6.00%, 03/05/20[a]	2,900	3,168,250
8.00%, 05/03/19	1,700	1,957,125
Phillips 66
2.95%, 05/01/17	1,412	1,443,414
4.30%, 04/01/22	3,844	3,988,705
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	1,250	1,220,445
6.65%, 03/15/17	1,300	1,378,065
7.50%, 01/15/20	350	400,296
Pride International Inc.
6.88%, 08/15/20[a]	1,345	1,417,549
8.50%, 06/15/19[a]	958	1,057,989
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	275	233,143
4.88%, 06/01/22 (Call 03/01/22)[a]	1,660	1,456,231
5.00%, 09/01/17	800	796,000
7.88%, 08/01/19[a]	175	183,750

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Sasol Financing International PLC
4.50%, 11/14/22[a]	$2,000	$1,972,060
Shell International Finance BV
1.13%, 08/21/17[a]	9,500	9,441,782
2.00%, 11/15/18	860	862,589
2.13%, 05/11/20	3,000	2,971,153
2.25%, 01/06/23	2,000	1,870,042
2.38%, 08/21/22	750	713,817
3.25%, 05/11/25	5,260	5,160,543
3.40%, 08/12/23	900	903,038
4.30%, 09/22/19	1,259	1,360,478
4.38%, 03/25/20	2,130	2,316,463
5.20%, 03/22/17	475	503,169
Southwestern Energy Co.
3.30%, 01/23/18	100	99,537
4.10%, 03/15/22 (Call 12/15/21)[a]	6,208	5,624,201
4.95%, 01/23/25 (Call 10/23/24)[a]	550	505,200
7.50%, 02/01/18	325	350,144
Statoil ASA
1.15%, 05/15/18[a]	790	776,857
1.20%, 01/17/18	1,700	1,680,957
1.80%, 11/23/16	500	504,614
2.45%, 01/17/23	4,500	4,265,138
2.75%, 11/10/21	1,000	989,172
3.13%, 08/17/17	3,035	3,124,517
3.15%, 01/23/22	158	158,899
3.25%, 11/10/24	6,500	6,372,465
5.25%, 04/15/19	729	807,540
6.70%, 01/15/18	700	780,979
Suncor Energy Inc.
6.10%, 06/01/18	1,263	1,393,608
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	850	804,264
7.75%, 06/01/19	1,240	1,389,220
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	4,000	3,987,699
2.75%, 07/15/23	2,345	2,237,147
Total Capital International SA
1.50%, 02/17/17	1,792	1,797,913
1.55%, 06/28/17[a]	2,692	2,704,509
2.10%, 06/19/19[a]	4,400	4,404,397

Security	Principal (000s)	Value
2.13%, 01/10/19[a]	$250	$251,639
2.70%, 01/25/23	2,700	2,585,585
2.88%, 02/17/22	1,000	983,967
3.70%, 01/15/24	2,500	2,535,745
3.75%, 04/10/24[a]	1,400	1,422,543
Total Capital SA
4.13%, 01/28/21	1,070	1,147,778
4.45%, 06/24/20	1,254	1,367,660
Valero Energy Corp.
3.65%, 03/15/25[a]	2,000	1,921,696
6.13%, 06/15/17	1,237	1,326,382
6.13%, 02/01/20	834	937,649
9.38%, 03/15/19	956	1,164,836
XTO Energy Inc.
5.50%, 06/15/18	1,500	1,656,634
6.25%, 08/01/17	750	819,724

		387,535,555
OIL & GAS SERVICES — 0.41%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	625	621,901
7.50%, 11/15/18	1,384	1,598,026
Cameron International Corp.
3.70%, 06/15/24 (Call 03/15/24)	1,500	1,477,675
4.50%, 06/01/21 (Call 03/01/21)	1,100	1,157,846
6.38%, 07/15/18	125	137,783
FMC Technologies Inc.
2.00%, 10/01/17	900	894,690
3.45%, 10/01/22 (Call 07/01/22)	1,000	931,060
Halliburton Co.
2.00%, 08/01/18 (Call 07/01/18)[a]	500	501,340
3.25%, 11/15/21 (Call 08/15/21)[a]	2,000	2,011,623
3.50%, 08/01/23 (Call 05/01/23)[a]	1,050	1,035,603
6.15%, 09/15/19	1,814	2,063,684
National Oilwell Varco Inc.
1.35%, 12/01/17	900	886,379
2.60%, 12/01/22 (Call 09/01/22)[a]	1,520	1,382,579

SCHEDULES OF INVESTMENTS	115

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)	$2,200	$2,245,797
SESI LLC
6.38%, 05/01/19 (Call 10/01/15)[a]	1,175	1,169,125
7.13%, 12/15/21 (Call 12/15/16)[a]	1,180	1,191,800
Weatherford International LLC
6.35%, 06/15/17	835	851,700
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)	714	606,900
5.13%, 09/15/20[a]	780	698,100
6.00%, 03/15/18	1,950	1,969,500
9.63%, 03/01/19[a]	1,838	2,003,420

		25,436,531
PACKAGING & CONTAINERS — 0.10%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	275	291,099
6.80%, 08/01/19	555	635,858
Packaging Corp. of America
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,043,887
Rock-Tenn Co.
3.50%, 03/01/20	500	511,676
4.00%, 03/01/23 (Call 12/01/22)	1,900	1,941,963
4.90%, 03/01/22	1,450	1,562,644
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	75	78,921

		6,066,048
PHARMACEUTICALS — 3.51%
Abbott Laboratories
2.00%, 03/15/20	1,225	1,207,046
2.55%, 03/15/22	1,460	1,418,433
2.95%, 03/15/25 (Call 12/15/24)	640	615,632
4.13%, 05/27/20[a]	800	854,328
5.13%, 04/01/19	1,678	1,849,727

Security	Principal (000s)	Value
AbbVie Inc.
1.75%, 11/06/17	$2,400	$2,395,319
1.80%, 05/14/18	9,400	9,337,836
2.00%, 11/06/18[a]	2,850	2,828,007
2.50%, 05/14/20 (Call 04/14/20)	4,482	4,430,421
2.90%, 11/06/22	6,725	6,470,118
3.60%, 05/14/25 (Call 02/14/25)[a]	5,695	5,588,962
Actavis Funding SCS
1.30%, 06/15/17[a]	2,000	1,972,340
2.35%, 03/12/18	2,285	2,284,859
2.45%, 06/15/19[a]	195	191,579
3.00%, 03/12/20 (Call 02/12/20)	4,020	3,982,604
3.45%, 03/15/22 (Call 01/15/22)	4,032	3,943,340
3.80%, 03/15/25 (Call 12/15/24)	6,075	5,861,855
3.85%, 06/15/24 (Call 03/15/24)	1,000	974,373
Actavis Inc.
1.88%, 10/01/17	2,800	2,782,044
3.25%, 10/01/22 (Call 07/01/22)[a]	2,400	2,296,870
6.13%, 08/15/19	1,195	1,326,594
Allergan Inc./U.S.
1.35%, 03/15/18	3,150	3,068,816
2.80%, 03/15/23 (Call 12/15/22)	1,025	945,548
3.38%, 09/15/20[a]	4,250	4,246,605
AmerisourceBergen Corp.
1.15%, 05/15/17	900	892,589
3.40%, 05/15/24 (Call 02/15/24)	1,000	985,051
3.50%, 11/15/21 (Call 08/15/21)	1,075	1,095,741
AstraZeneca PLC
1.95%, 09/18/19[a]	2,300	2,289,136
5.90%, 09/15/17	2,017	2,197,896
Baxalta Inc.
2.00%, 06/22/18[b]	140	139,231
2.88%, 06/23/20 (Call 05/23/20)[a,b]	5,355	5,291,440

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.60%, 06/23/22 (Call 04/23/22)[b]	$500	$497,496
4.00%, 06/23/25 (Call 03/23/25)[b]	805	795,242
Bristol-Myers Squibb Co.
0.88%, 08/01/17	3,163	3,136,368
2.00%, 08/01/22	606	573,825
3.25%, 11/01/23[a]	400	405,703
Cardinal Health Inc.
1.95%, 06/15/18	1,005	1,002,757
2.40%, 11/15/19[a]	1,200	1,193,215
3.20%, 06/15/22	1,350	1,317,600
3.20%, 03/15/23	1,300	1,265,830
3.75%, 09/15/25 (Call 06/15/25)[a]	685	684,963
4.63%, 12/15/20	600	648,486
DENTSPLY International Inc.
4.13%, 08/15/21 (Call 05/15/21)	1,295	1,347,294
Eli Lilly & Co.
1.25%, 03/01/18	493	490,319
1.95%, 03/15/19	2,000	2,003,253
5.20%, 03/15/17[a]	996	1,057,172
Express Scripts Holding Co.
1.25%, 06/02/17	869	862,400
2.25%, 06/15/19[a]	5,000	4,929,656
2.65%, 02/15/17	1,000	1,013,723
3.90%, 02/15/22	1,915	1,936,670
4.75%, 11/15/21	800	853,368
7.25%, 06/15/19	1,665	1,939,790
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	6,430	7,101,823
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	646	648,454
2.85%, 05/08/22	2,797	2,763,147
Johnson & Johnson
1.88%, 12/05/19[a]	3,400	3,390,667
2.45%, 12/05/21	1,500	1,498,920
2.95%, 09/01/20	1,200	1,245,733
3.38%, 12/05/23[a]	188	195,199
3.55%, 05/15/21	1,450	1,541,396
5.15%, 07/15/18	538	592,635
5.55%, 08/15/17	2,828	3,062,682

Security	Principal (000s)	Value
McKesson Corp.
1.40%, 03/15/18[a]	$1,000	$985,159
2.70%, 12/15/22 (Call 09/15/22)	1,563	1,487,872
2.85%, 03/15/23 (Call 12/15/22)[a]	500	476,988
3.80%, 03/15/24 (Call 12/15/23)	1,000	1,012,449
4.75%, 03/01/21 (Call 12/01/20)	750	809,859
5.70%, 03/01/17	567	600,961
7.50%, 02/15/19	1,985	2,307,132
Mead Johnson Nutrition Co.
4.90%, 11/01/19	125	135,138
Medco Health Solutions Inc.
4.13%, 09/15/20	500	526,306
7.13%, 03/15/18	1,338	1,494,470
Merck & Co. Inc.
1.10%, 01/31/18[a]	750	744,987
1.30%, 05/18/18	9,500	9,446,499
2.75%, 02/10/25 (Call 11/10/24)	5,775	5,541,293
2.80%, 05/18/23	2,150	2,105,837
3.88%, 01/15/21 (Call 10/15/20)[a]	1,021	1,085,975
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	1,128	1,248,106
Mylan Inc.
2.55%, 03/28/19[a]	3,550	3,473,509
Novartis Capital Corp.
2.40%, 09/21/22[a]	2,200	2,130,103
3.40%, 05/06/24[a]	6,300	6,418,102
4.40%, 04/24/20	168	184,299
Novartis Securities Investment Ltd.
5.13%, 02/10/19	4,313	4,783,030
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	1,910	1,876,975
Perrigo Finance PLC
3.50%, 12/15/21 (Call 10/15/21)	4,300	4,194,830
3.90%, 12/15/24 (Call 09/15/24)	1,000	965,783

SCHEDULES OF INVESTMENTS	117

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Pfizer Inc.
1.10%, 05/15/17[a]	$1,200	$1,198,758
1.50%, 06/15/18	1,500	1,495,818
2.10%, 05/15/19[a]	1,900	1,906,583
3.00%, 06/15/23[a]	4,275	4,201,542
4.65%, 03/01/18	200	215,390
6.20%, 03/15/19	5,234	5,944,488
Pharmacia Corp.
6.50%, 12/01/18	2,140	2,452,224
Sanofi
1.25%, 04/10/18[a]	600	594,162
4.00%, 03/29/21	2,032	2,165,496
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	450	454,274
2.95%, 12/18/22[a]	591	553,789
Series 2
3.65%, 11/10/21[a]	3,079	3,054,921
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[a]	1,423	1,411,872
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	1,150	1,104,468
Wyeth LLC
5.45%, 04/01/17	315	335,976
Zoetis Inc.
1.88%, 02/01/18[a]	1,125	1,117,682
3.25%, 02/01/23 (Call 11/01/22)[a]	2,500	2,342,161

		218,345,392
PIPELINES — 2.45%
Boardwalk Pipelines Partners LP
5.50%, 02/01/17	110	112,108
5.75%, 09/15/19	2,200	2,264,300
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)[a]	2,225	2,075,965
4.88%, 02/01/21 (Call 11/01/20)	475	478,952
5.50%, 08/15/19[a]	500	518,065
6.05%, 01/15/18	850	892,902

Security	Principal (000s)	Value
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	$2,273	$2,445,845
6.00%, 05/15/18	80	88,939
6.13%, 11/01/17	200	219,006
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[a,b]	2,500	2,489,867
El Paso Natural Gas Co. LLC
5.95%, 04/15/17	350	370,556
8.63%, 01/15/22[a]	1,025	1,213,188
Enable Midstream Partners LP
2.40%, 05/15/19 (Call 04/15/19)[b]	500	472,815
3.90%, 05/15/24 (Call 02/15/24)[b]	1,260	1,117,826
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	150,830
5.20%, 03/15/20	320	342,058
9.88%, 03/01/19	1,535	1,849,545
Series B
6.50%, 04/15/18[a]	1,000	1,084,889
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	2,290	2,048,119
5.60%, 04/01/17	975	1,024,083
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	500	453,540
4.05%, 03/15/25 (Call 12/15/24)[a]	1,600	1,449,368
4.15%, 10/01/20 (Call 08/01/20)	1,675	1,679,291
4.65%, 06/01/21 (Call 03/01/21)	1,487	1,498,305
5.20%, 02/01/22 (Call 11/01/21)	1,966	1,991,765
6.13%, 02/15/17	230	241,702
6.70%, 07/01/18	1,000	1,092,541
9.00%, 04/15/19	840	986,696
9.70%, 03/15/19	665	795,165

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$645	$593,603
4.40%, 04/01/24 (Call 01/01/24)	1,535	1,460,889
Enterprise Products Operating LLC
1.65%, 05/07/18	455	450,240
2.55%, 10/15/19 (Call 09/15/19)	1,410	1,399,484
3.35%, 03/15/23 (Call 12/15/22)	3,000	2,845,755
3.75%, 02/15/25 (Call 11/15/24)[a]	2,000	1,904,602
4.05%, 02/15/22	4,228	4,263,563
5.20%, 09/01/20	393	430,151
5.25%, 01/31/20	1,000	1,092,683
6.50%, 01/31/19	1,050	1,185,040
6.65%, 04/15/18[a]	800	887,987
Series L
6.30%, 09/15/17	2,412	2,618,620
EQT Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	650	584,063
Kinder Morgan Energy Partners LP
2.65%, 02/01/19	1,500	1,464,347
3.45%, 02/15/23 (Call 11/15/22)	1,000	894,046
3.50%, 03/01/21 (Call 01/01/21)[a]	1,375	1,305,948
3.95%, 09/01/22 (Call 06/01/22)	1,000	934,069
4.15%, 03/01/22[a]	900	855,539
4.25%, 09/01/24 (Call 06/01/24)	4,770	4,405,148
4.30%, 05/01/24 (Call 02/01/24)	1,000	929,117
5.00%, 10/01/21 (Call 07/01/21)	2,000	2,031,133
5.30%, 09/15/20[a]	3,400	3,617,048
5.80%, 03/01/21	930	981,742
5.95%, 02/15/18	1,105	1,178,827
6.00%, 02/01/17	1,000	1,047,090
6.50%, 04/01/20	675	745,235

Security	Principal (000s)	Value
6.85%, 02/15/20	$1,715	$1,916,915
9.00%, 02/01/19	1,150	1,350,252
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	1,455	1,424,114
6.50%, 09/15/20[a]	1,000	1,108,616
Magellan Midstream Partners LP
4.25%, 02/01/21	770	792,800
5.65%, 10/15/16	220	230,267
6.55%, 07/15/19	2,025	2,278,597
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	100	92,528
Northern Border Pipeline Co. Series A
7.50%, 09/15/21	90	103,920
Northwest Pipeline LLC
6.05%, 06/15/18	215	235,110
ONEOK Partners LP
2.00%, 10/01/17 (Call 09/01/17)	1,000	979,123
3.20%, 09/15/18 (Call 08/15/18)[a]	600	595,661
3.38%, 10/01/22 (Call 07/01/22)[a]	2,776	2,471,142
6.15%, 10/01/16	425	443,420
8.63%, 03/01/19	1,120	1,289,910
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17[a]	300	324,969
Phillips 66 Partners LP
3.61%, 02/15/25 (Call 11/15/24)	1,000	906,375
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	2,100	2,034,062
3.60%, 11/01/24 (Call 08/01/24)	1,500	1,393,978
4.65%, 10/15/25 (Call 07/15/25)	1,400	1,410,831
5.00%, 02/01/21 (Call 11/01/20)[a]	1,975	2,086,009

SCHEDULES OF INVESTMENTS	119

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.75%, 01/15/20	$690	$748,263
6.50%, 05/01/18	1,900	2,063,896
8.75%, 05/01/19	125	146,955
Questar Pipeline Co.
5.83%, 02/01/18[a]	575	622,130
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,000	928,553
5.00%, 10/01/22 (Call 07/01/22)	1,000	970,884
5.50%, 04/15/23 (Call 10/15/17)[a]	2,500	2,375,000
5.88%, 03/01/22 (Call 12/01/21)	3,000	3,066,815
6.50%, 07/15/21 (Call 07/15/16)	1,000	1,030,000
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	325	341,568
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21 (Call 03/15/21)	525	527,759
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	550	487,047
6.20%, 04/15/18	500	543,303
8.00%, 10/01/19	2,250	2,632,775
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	2,750	2,548,470
4.75%, 03/15/24 (Call 12/15/23)	50	51,202
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	1,490	1,336,088
4.65%, 02/15/22	1,050	1,035,537
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	1,000	952,967
4.65%, 06/15/21 (Call 03/15/21)	450	458,970

Security	Principal (000s)	Value
Tennessee Gas Pipeline Co. LLC
7.50%, 04/01/17	$975	$1,048,746
TransCanada PipeLines Ltd.
1.88%, 01/12/18	1,760	1,760,902
2.50%, 08/01/22	1,150	1,073,065
3.75%, 10/16/23 (Call 07/16/23)	1,100	1,080,965
3.80%, 10/01/20	2,720	2,868,842
6.35%, 05/15/67 (Call 05/15/17)[a,d]	500	425,000
6.50%, 08/15/18	1,386	1,555,519
7.13%, 01/15/19	149	171,711
9.88%, 01/01/21	320	425,940
Transcontinental Gas Pipe Line Co. LLC
6.05%, 06/15/18	1,105	1,208,354
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	550	546,088
3.95%, 06/01/25 (Call 03/01/25)	150	139,590
4.00%, 07/01/22 (Call 04/01/22)	850	832,483
5.38%, 06/01/21 (Call 03/01/21)	1,453	1,551,325
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)	3,138	2,721,203
4.55%, 06/24/24 (Call 03/24/24)[a]	221	197,878
7.88%, 09/01/21	750	854,672
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,750	1,611,074
3.60%, 03/15/22 (Call 01/15/22)	446	422,667
4.00%, 11/15/21 (Call 08/15/21)	2,750	2,691,830
4.30%, 03/04/24 (Call 12/04/23)	2,700	2,525,595
5.25%, 03/15/20[a]	1,532	1,640,790

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	$2,500	$2,356,250
4.88%, 03/15/24 (Call 03/15/19)	1,000	935,000
6.13%, 07/15/22 (Call 01/15/17)[a]	2,260	2,293,900
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17	1,300	1,387,432

		152,217,802
REAL ESTATE — 0.08%
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (Call 04/01/24)	262	258,627
Brookfield Asset Management Inc.
4.00%, 01/15/25 (Call 10/15/24)	1,000	988,330
5.80%, 04/25/17	250	264,534
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)[a]	500	494,403
5.88%, 06/15/17	800	856,506
WP Carey Inc.
4.60%, 04/01/24 (Call 01/01/24)[a]	2,400	2,416,368

		5,278,768
REAL ESTATE INVESTMENT TRUSTS — 2.81%
Alexandria Real Estate Equities Inc.
3.90%, 06/15/23 (Call 03/15/23)	1,000	988,631
4.60%, 04/01/22 (Call 01/01/22)	1,500	1,552,390
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,000	984,969
3.40%, 02/15/19	654	665,921
3.45%, 09/15/21	1,150	1,138,104
3.50%, 01/31/23	1,600	1,539,012
4.50%, 01/15/18	874	917,040

Security	Principal (000s)	Value
4.70%, 03/15/22	$1,600	$1,659,096
5.00%, 02/15/24[a]	3,600	3,768,913
5.05%, 09/01/20	1,156	1,248,979
5.90%, 11/01/21	1,845	2,067,716
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)[a]	2,690	2,562,763
3.63%, 10/01/20 (Call 07/01/20)	1,250	1,299,650
3.95%, 01/15/21 (Call 10/15/20)	550	574,317
5.70%, 03/15/17	750	796,066
5.75%, 09/15/16	190	198,612
6.10%, 03/15/20	300	343,402
BioMed Realty LP
2.63%, 05/01/19 (Call 04/01/19)	100	99,765
4.25%, 07/15/22 (Call 04/15/22)	1,500	1,525,905
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)	900	866,197
3.70%, 11/15/18 (Call 08/15/18)	2,030	2,127,228
3.80%, 02/01/24 (Call 11/01/23)	1,000	1,006,926
3.85%, 02/01/23 (Call 11/01/22)	500	506,227
4.13%, 05/15/21 (Call 02/15/21)	1,499	1,580,023
5.63%, 11/15/20 (Call 08/15/20)	900	1,016,339
5.88%, 10/15/19 (Call 07/17/19)	4,550	5,151,616
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	1,000	971,576
4.10%, 10/01/24 (Call 07/01/24)	500	486,986
5.70%, 05/01/17	100	105,708
Camden Property Trust
4.25%, 01/15/24 (Call 10/15/23)[a]	1,750	1,792,156

SCHEDULES OF INVESTMENTS	121

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.63%, 06/15/21 (Call 03/15/21)	$200	$213,918
4.88%, 06/15/23 (Call 03/15/23)	100	106,981
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	1,200	1,223,429
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	600	589,471
5.25%, 02/15/24 (Call 11/15/23)	1,300	1,312,886
CubeSmart LP
4.80%, 07/15/22 (Call 04/15/22)	250	268,282
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	500	472,397
3.50%, 01/15/21 (Call 11/15/20)[a]	103	103,526
3.63%, 02/01/25 (Call 11/01/24)[a]	2,500	2,347,989
4.63%, 07/15/22 (Call 04/15/22)	1,100	1,144,778
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	1,000	973,965
5.25%, 03/15/21 (Call 12/15/20)	1,290	1,401,931
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	1,200	1,200,284
4.38%, 06/15/22 (Call 03/15/22)	1,850	1,914,196
5.95%, 02/15/17	117	124,133
EPR Properties
5.75%, 08/15/22 (Call 05/15/22)	3,000	3,128,058
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)[a]	600	652,954
6.25%, 06/15/17 (Call 12/15/16)	550	575,678

Security	Principal (000s)	Value
6.65%, 01/15/18 (Call 07/15/17)	$200	$214,122
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	1,000	962,161
4.63%, 12/15/21 (Call 09/15/21)	929	1,004,232
4.75%, 07/15/20 (Call 04/15/20)	1,488	1,620,238
5.75%, 06/15/17	1,322	1,416,149
Essex Portfolio LP
3.63%, 08/15/22 (Call 05/15/22)	1,000	998,398
3.88%, 05/01/24 (Call 02/01/24)	1,900	1,882,522
5.50%, 03/15/17	950	1,001,005
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	2,500	2,394,408
3.40%, 02/01/25 (Call 11/01/24)	3,500	3,244,966
3.75%, 02/01/19 (Call 11/01/18)	1,050	1,086,744
3.88%, 08/15/24 (Call 05/15/24)	500	483,573
4.25%, 11/15/23 (Call 08/15/23)	1,000	998,577
5.38%, 02/01/21 (Call 11/03/20)	1,418	1,553,904
5.63%, 05/01/17	640	677,919
6.00%, 01/30/17	1,300	1,375,088
6.70%, 01/30/18	1,426	1,572,389
Health Care REIT Inc.
2.25%, 03/15/18	950	951,107
3.75%, 03/15/23 (Call 12/15/22)	1,400	1,375,511
4.13%, 04/01/19 (Call 01/01/19)	650	685,461
4.50%, 01/15/24 (Call 10/15/23)	1,100	1,124,709
4.70%, 09/15/17	950	1,001,746
4.95%, 01/15/21 (Call 10/15/20)[a]	888	961,229

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.25%, 01/15/22 (Call 10/15/21)	$1,358	$1,474,618
Healthcare Realty Trust Inc.
3.75%, 04/15/23 (Call 01/15/23)[a]	196	189,036
5.75%, 01/15/21	650	717,943
Healthcare Trust of America Holdings LP
3.38%, 07/15/21 (Call 05/15/21)	500	495,590
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	2,150	2,112,217
5.85%, 03/15/17	250	264,351
Hospitality Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	750	727,283
4.65%, 03/15/24 (Call 09/15/23)	1,850	1,824,208
5.00%, 08/15/22 (Call 02/15/22)	350	362,657
5.63%, 03/15/17	1,350	1,413,468
6.70%, 01/15/18 (Call 07/15/17)	200	214,873
Host Hotels & Resorts LP
4.00%, 06/15/25 (Call 03/15/25)	950	919,911
Series D
3.75%, 10/15/23 (Call 07/15/23)	1,100	1,058,773
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	1,700	1,799,284
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	2,000	1,907,302
3.20%, 05/01/21 (Call 03/01/21)	319	318,804
5.70%, 05/01/17	1,550	1,652,974
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,018,590
4.40%, 02/15/24 (Call 11/15/23)	1,100	1,122,740

Security	Principal (000s)	Value
4.75%, 10/01/20 (Call 07/01/20)	$100	$107,391
5.50%, 12/15/16	200	209,535
6.63%, 10/01/17	1,000	1,090,860
Mack-Cali Realty LP
2.50%, 12/15/17 (Call 11/15/17)	800	796,610
3.15%, 05/15/23 (Call 02/15/23)	100	88,573
4.50%, 04/18/22 (Call 01/18/22)[a]	1,000	980,250
7.75%, 08/15/19	1,000	1,150,031
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	2,000	2,060,476
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	1,400	1,340,470
3.90%, 06/15/24 (Call 03/15/24)[a]	1,150	1,137,206
5.50%, 07/15/21 (Call 04/15/21)	1,000	1,115,199
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	750	779,063
Piedmont Operating Partnership LP
4.45%, 03/15/24 (Call 12/15/23)	1,600	1,605,428
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	2,700	2,762,240
4.50%, 08/15/17	680	714,565
6.88%, 03/15/20 (Call 12/16/19)	1,140	1,311,136
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	1,347	1,331,400
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	700	699,962
3.25%, 10/15/22 (Call 07/15/22)	900	868,191

SCHEDULES OF INVESTMENTS	123

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.88%, 07/15/24 (Call 04/15/24)	$3,400	$3,380,679
5.95%, 09/15/16	690	721,227
6.75%, 08/15/19[a]	1,050	1,210,974
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)[a]	3,000	3,037,006
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	1,000	1,000,252
4.75%, 05/01/24 (Call 11/01/23)	1,500	1,484,058
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	900	910,434
2.50%, 09/01/20 (Call 06/01/20)	1,000	1,002,584
2.75%, 02/01/23 (Call 11/01/22)	500	476,594
2.80%, 01/30/17 (Call 10/30/16)	1,550	1,577,840
3.75%, 02/01/24 (Call 11/01/23)	1,500	1,521,006
4.13%, 12/01/21 (Call 09/01/21)	290	307,756
4.38%, 03/01/21 (Call 12/01/20)	5,621	6,038,658
5.65%, 02/01/20 (Call 11/01/19)	1,478	1,664,772
6.13%, 05/30/18	983	1,093,557
10.35%, 04/01/19 (Call 01/01/19)	2,103	2,642,352
Tanger Properties LP
3.75%, 12/01/24 (Call 09/01/24)	500	488,459
3.88%, 12/01/23 (Call 09/01/23)	1,900	1,903,082
UDR Inc.
3.70%, 10/01/20 (Call 07/01/20)	1,000	1,029,373
4.25%, 06/01/18	950	1,000,303
4.63%, 01/10/22 (Call 10/10/21)	1,100	1,170,574

Security	Principal (000s)	Value
Ventas Realty LP
1.25%, 04/17/17	$2,300	$2,281,201
3.50%, 02/01/25 (Call 11/01/24)	1,500	1,413,283
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	1,550	1,549,920
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,138,125
4.00%, 04/30/19 (Call 01/30/19)	100	104,572
4.25%, 03/01/22 (Call 12/01/21)	1,300	1,339,545
4.75%, 06/01/21 (Call 03/01/21)	2,200	2,357,846
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	450	479,224
Washington REIT
4.95%, 10/01/20 (Call 04/01/20)	1,250	1,337,461
Weingarten Realty Investors
3.38%, 10/15/22 (Call 07/15/22)	200	193,513
Weyerhaeuser Co.
4.63%, 09/15/23	750	792,448
7.38%, 10/01/19	2,000	2,341,221

		174,616,354
RETAIL — 2.45%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	564,949
5.75%, 05/01/20	500	553,875
AutoNation Inc.
5.50%, 02/01/20	445	486,023
AutoZone Inc.
1.30%, 01/13/17	1,100	1,098,641
3.25%, 04/15/25 (Call 01/15/25)	970	931,023
3.70%, 04/15/22 (Call 01/15/22)	2,150	2,198,933
4.00%, 11/15/20 (Call 08/15/20)	150	159,044

124	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	$688	$667,541
Brinker International Inc.
3.88%, 05/15/23	764	742,803
Coach Inc.
4.25%, 04/01/25 (Call 01/01/25)[a]	1,700	1,585,190
Costco Wholesale Corp.
1.13%, 12/15/17	1,900	1,887,360
1.70%, 12/15/19	1,900	1,868,798
1.75%, 02/15/20	1,000	982,997
2.25%, 02/15/22	850	821,916
5.50%, 03/15/17	1,900	2,026,570
CVS Health Corp.
1.20%, 12/05/16	731	730,621
1.90%, 07/20/18	2,500	2,501,913
2.25%, 12/05/18 (Call 11/05/18)[a]	820	826,216
2.80%, 07/20/20 (Call 06/20/20)	2,500	2,521,056
3.38%, 08/12/24 (Call 05/12/24)[a]	5,000	4,932,954
3.88%, 07/20/25 (Call 04/20/25)	6,500	6,643,893
4.00%, 12/05/23 (Call 09/05/23)	2,900	3,016,748
4.75%, 05/18/20 (Call 11/18/19)	2,600	2,830,094
5.75%, 06/01/17	842	902,933
Darden Restaurants Inc.
6.45%, 10/15/17	1,515	1,626,767
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	1,300	1,234,200
4.13%, 07/15/17	475	491,306
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	2,050	2,262,902
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)[a]	750	752,074
2.25%, 09/10/18 (Call 08/10/18)	2,025	2,060,788

Security	Principal (000s)	Value
2.63%, 06/01/22 (Call 05/01/22)	$2,022	$1,984,045
2.70%, 04/01/23 (Call 01/01/23)[a]	1,750	1,702,868
4.40%, 04/01/21 (Call 01/01/21)	3,059	3,336,032
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	1,488	1,524,073
4.25%, 07/17/25 (Call 04/17/25)	3,000	2,917,015
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	1,300	1,308,969
3.12%, 04/15/22 (Call 01/15/22)	278	279,103
3.75%, 04/15/21 (Call 01/15/21)	150	157,735
3.80%, 11/15/21 (Call 08/15/21)[a]	1,550	1,624,740
4.63%, 04/15/20 (Call 10/15/19)	1,050	1,146,667
5.40%, 10/15/16	1,250	1,310,615
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	1,300	1,245,576
3.88%, 01/15/22 (Call 10/15/21)	2,474	2,504,154
5.90%, 12/01/16[a]	1,373	1,447,828
7.45%, 07/15/17	850	936,484
McDonald’s Corp.
1.88%, 05/29/19	1,800	1,776,367
2.20%, 05/26/20 (Call 04/26/20)	500	492,403
2.63%, 01/15/22	848	822,410
3.25%, 06/10/24[a]	1,100	1,083,340
3.38%, 05/26/25 (Call 02/26/25)	1,500	1,466,268
3.63%, 05/20/21	1,250	1,294,591
5.30%, 03/15/17[a]	245	259,336
5.35%, 03/01/18	3,406	3,700,083
5.80%, 10/15/17	600	651,822

SCHEDULES OF INVESTMENTS	125

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	$1,250	$1,320,839
4.75%, 05/01/20[a]	750	826,926
6.25%, 01/15/18	1,240	1,359,276
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,114,298
4.63%, 09/15/21 (Call 06/15/21)	1,050	1,128,974
4.88%, 01/14/21 (Call 10/14/20)	115	124,923
QVC Inc.
3.13%, 04/01/19	175	173,141
4.38%, 03/15/23	1,550	1,484,942
4.45%, 02/15/25	500	466,895
4.85%, 04/01/24	1,900	1,824,968
5.13%, 07/02/22	2,000	2,019,829
Ross Stores Inc.
3.38%, 09/15/24 (Call 06/15/24)	500	489,449
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)	1,840	1,802,925
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	1,150	1,160,539
2.70%, 06/15/22 (Call 04/15/22)	900	897,033
3.85%, 10/01/23 (Call 07/01/23)[a]	2,050	2,163,369
Target Corp.
2.30%, 06/26/19	2,500	2,532,747
2.90%, 01/15/22	1,350	1,358,505
3.50%, 07/01/24	1,500	1,537,707
3.88%, 07/15/20	1,127	1,206,083
5.38%, 05/01/17	2,328	2,488,216
5.88%, 07/15/16	92	96,119
6.00%, 01/15/18	1,924	2,127,262
TJX Companies Inc. (The)
2.75%, 06/15/21 (Call 04/15/21)	1,000	1,002,994
6.95%, 04/15/19	1,855	2,157,136

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.00%, 04/21/17	$500	$499,260
1.13%, 04/11/18[a]	1,000	994,183
1.95%, 12/15/18	1,900	1,919,840
2.55%, 04/11/23 (Call 01/11/23)	3,250	3,129,351
3.25%, 10/25/20	1,454	1,523,427
3.30%, 04/22/24 (Call 01/22/24)[a]	3,425	3,452,272
3.63%, 07/08/20[a]	877	935,366
4.13%, 02/01/19	1,450	1,561,603
4.25%, 04/15/21[a]	3,099	3,388,171
5.38%, 04/05/17	1,761	1,880,479
5.80%, 02/15/18	2,038	2,253,572
Walgreen Co.
3.10%, 09/15/22	2,500	2,415,137
5.25%, 01/15/19	157	171,182
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	2,500	2,507,545
3.80%, 11/18/24 (Call 08/18/24)	4,610	4,469,718
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)[a]	725	727,208
3.88%, 11/01/20 (Call 08/01/20)	300	308,564
3.88%, 11/01/23 (Call 08/01/23)	1,200	1,189,498
5.30%, 09/15/19	650	706,662
6.25%, 03/15/18	392	428,726

		152,209,511
SAVINGS & LOANS — 0.04%
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	500	493,661
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)[a]	2,000	2,049,992

		2,543,653
SEMICONDUCTORS — 0.83%
Altera Corp.
1.75%, 05/15/17	2,000	2,003,627

126	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.10%, 11/15/23	$950	$993,689
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	1,250	1,201,359
Applied Materials Inc.
4.30%, 06/15/21	1,250	1,326,690
Broadcom Corp.
2.50%, 08/15/22 (Call 05/15/22)	550	537,891
2.70%, 11/01/18	1,100	1,116,637
3.50%, 08/01/24 (Call 05/01/24)	825	807,568
Intel Corp.
1.35%, 12/15/17[a]	3,100	3,092,248
1.95%, 10/01/16	1,484	1,500,898
2.45%, 07/29/20	3,340	3,347,325
2.70%, 12/15/22	3,000	2,904,787
3.10%, 07/29/22[a]	1,265	1,271,000
3.30%, 10/01/21	2,586	2,651,674
3.70%, 07/29/25 (Call 04/29/25)	4,000	4,041,848
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	875	884,414
4.13%, 11/01/21 (Call 09/01/21)[a]	1,790	1,788,365
4.65%, 11/01/24 (Call 08/01/24)	500	490,788
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	2,000	1,967,047
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	1,000	985,179
National Semiconductor Corp.
6.60%, 06/15/17	800	873,051
QUALCOMM Inc.
1.40%, 05/18/18[a]	3,405	3,368,847
2.25%, 05/20/20[a]	2,250	2,220,899
3.00%, 05/20/22	4,000	3,877,961
3.45%, 05/20/25 (Call 02/20/25)	2,000	1,868,882
Texas Instruments Inc.
0.88%, 03/12/17	950	946,029

Security	Principal (000s)	Value
1.00%, 05/01/18	$750	$739,023
1.65%, 08/03/19	1,019	1,004,005
1.75%, 05/01/20 (Call 04/01/20)	2,000	1,956,597
2.75%, 03/12/21 (Call 02/12/21)	500	503,228
Xilinx Inc.
2.13%, 03/15/19[a]	1,500	1,490,507
3.00%, 03/15/21[a]	150	150,821

		51,912,884
SOFTWARE — 1.29%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,500	1,440,803
4.75%, 02/01/20	1,740	1,897,221
Autodesk Inc.
1.95%, 12/15/17[a]	1,775	1,769,404
4.38%, 06/15/25 (Call 03/15/25)	1,155	1,152,636
Broadridge Financial Solutions Inc.
3.95%, 09/01/20	1,400	1,455,244
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)[a]	1,210	1,229,645
5.38%, 12/01/19	1,000	1,069,633
CDK Global Inc.
4.50%, 10/15/24 (Call 07/15/24)	220	220,781
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	2,000	1,966,223
Fidelity National Information Services Inc.
1.45%, 06/05/17	1,500	1,475,777
3.50%, 04/15/23 (Call 01/15/23)	900	836,861
5.00%, 03/15/22 (Call 03/15/17)	3,450	3,611,723
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)[a]	950	947,554
4.63%, 10/01/20	1,000	1,067,687
4.75%, 06/15/21	850	914,790

SCHEDULES OF INVESTMENTS	127

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Intuit Inc.
5.75%, 03/15/17	$1,460	$1,546,185
Microsoft Corp.
1.00%, 05/01/18[a]	2,300	2,284,816
1.63%, 12/06/18	2,000	2,008,405
1.85%, 02/12/20 (Call 01/12/20)	2,300	2,292,949
2.13%, 11/15/22[a]	2,800	2,684,300
2.38%, 02/12/22 (Call 01/12/22)	2,002	1,966,848
2.38%, 05/01/23 (Call 02/01/23)	1,500	1,436,080
2.70%, 02/12/25 (Call 11/12/24)[a]	4,275	4,111,667
3.63%, 12/15/23 (Call 09/15/23)	1,700	1,767,849
4.00%, 02/08/21[a]	2,150	2,334,349
4.20%, 06/01/19	374	406,227
Oracle Corp.
1.20%, 10/15/17	3,800	3,784,841
2.25%, 10/08/19	4,275	4,299,679
2.38%, 01/15/19	1,950	1,979,958
2.50%, 05/15/22 (Call 03/15/22)	7,125	6,925,454
2.50%, 10/15/22	6,500	6,211,711
2.95%, 05/15/25 (Call 02/15/25)	4,900	4,698,786
3.63%, 07/15/23	3,100	3,179,857
3.88%, 07/15/20	326	348,565
5.00%, 07/08/19	1,219	1,347,139
5.75%, 04/15/18	3,071	3,395,906

		80,067,553
TELECOMMUNICATIONS — 3.46%
America Movil SAB de CV
2.38%, 09/08/16	1,900	1,918,081
3.13%, 07/16/22	5,750	5,642,887
5.00%, 10/16/19	500	546,387
5.00%, 03/30/20[a]	2,100	2,313,208
5.63%, 11/15/17[a]	1,150	1,245,674
AT&T Inc.
1.40%, 12/01/17	1,900	1,881,591
1.60%, 02/15/17[a]	1,436	1,436,177
1.70%, 06/01/17	4,896	4,896,694

Security	Principal (000s)	Value
2.30%, 03/11/19[a]	$1,500	$1,499,380
2.38%, 11/27/18	200	200,946
2.45%, 06/30/20 (Call 05/30/20)	7,615	7,446,951
2.63%, 12/01/22 (Call 09/01/22)	1,900	1,780,213
3.00%, 02/15/22	1,000	968,446
3.00%, 06/30/22 (Call 04/30/22)	885	850,259
3.40%, 05/15/25 (Call 02/15/25)[a]	9,000	8,547,074
3.88%, 08/15/21	1,423	1,462,073
3.90%, 03/11/24 (Call 12/11/23)[a]	500	502,790
4.45%, 05/15/21	4,985	5,290,789
5.50%, 02/01/18	5,283	5,710,193
5.80%, 02/15/19	5,888	6,518,656
British Telecommunications PLC
1.25%, 02/14/17	595	592,944
2.35%, 02/14/19	1,425	1,420,668
5.95%, 01/15/18	2,313	2,531,916
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.38%, 12/15/17	846	850,494
3.85%, 04/15/23	2,750	2,704,917
Cisco Systems Inc.
1.10%, 03/03/17	4,500	4,503,269
1.65%, 06/15/18	1,900	1,898,317
2.13%, 03/01/19[a]	1,400	1,409,094
2.45%, 06/15/20[a]	4,000	4,021,176
2.90%, 03/04/21	250	253,926
3.00%, 06/15/22[a]	3,000	3,012,185
3.15%, 03/14/17	2,301	2,373,318
3.50%, 06/15/25[a]	800	809,847
3.63%, 03/04/24[a]	1,200	1,233,117
4.45%, 01/15/20	1,362	1,485,355
4.95%, 02/15/19	1,219	1,337,958
Corning Inc.
1.45%, 11/15/17	1,000	995,867
3.70%, 11/15/23 (Call 08/15/23)	500	512,092
4.25%, 08/15/20	365	394,202
6.63%, 05/15/19	440	505,142

128	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Deutsche Telekom International Finance BV
6.00%, 07/08/19	$1,089	$1,232,748
6.75%, 08/20/18	2,118	2,399,911
GTE Corp.
6.84%, 04/15/18	440	494,098
Harris Corp.
2.00%, 04/27/18	325	321,065
3.83%, 04/27/25 (Call 01/27/25)	160	154,728
4.40%, 12/15/20	200	209,675
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	950	943,882
4.50%, 03/15/24[a]	475	477,634
4.60%, 03/15/21	1,010	1,060,701
Motorola Solutions Inc.
3.50%, 09/01/21[a]	1,550	1,469,899
3.50%, 03/01/23	1,900	1,676,422
3.75%, 05/15/22[a]	1,400	1,286,144
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	2,033	2,025,815
Orange SA
2.75%, 09/14/16	1,396	1,417,613
2.75%, 02/06/19	3,550	3,609,178
4.13%, 09/14/21	1,334	1,409,324
5.38%, 07/08/19	1,034	1,146,841
Qwest Corp.
6.50%, 06/01/17	1,250	1,328,125
6.75%, 12/01/21	1,381	1,488,027
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	1,870	1,882,352
6.80%, 08/15/18	1,700	1,912,041
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	2,500	2,584,840
Telefonica Emisiones SAU
3.19%, 04/27/18[a]	500	512,686
4.57%, 04/27/23	2,000	2,098,519
5.13%, 04/27/20	374	412,834
5.46%, 02/16/21[a]	2,414	2,686,452
5.88%, 07/15/19	698	780,565

Security	Principal (000s)	Value
6.22%, 07/03/17	$3,200	$3,446,122
6.42%, 06/20/16	861	894,321
Verizon Communications Inc.
1.10%, 11/01/17[a]	1,000	988,521
1.35%, 06/09/17	3,600	3,591,118
2.00%, 11/01/16[a]	2,583	2,604,113
2.45%, 11/01/22 (Call 08/01/22)[a]	3,000	2,797,965
2.55%, 06/17/19	1,150	1,160,697
2.63%, 02/21/20	10,000	9,971,835
3.00%, 11/01/21 (Call 09/01/21)	2,285	2,260,537
3.45%, 03/15/21	2,750	2,806,749
3.50%, 11/01/21	8,220	8,360,381
3.50%, 11/01/24 (Call 08/01/24)[a]	10,000	9,760,862
3.65%, 09/14/18	3,590	3,763,374
4.50%, 09/15/20	2,450	2,645,383
4.60%, 04/01/21	2,323	2,495,134
5.15%, 09/15/23	5,350	5,845,782
5.50%, 02/15/18	3,308	3,596,322
6.10%, 04/15/18	1,956	2,159,702
6.35%, 04/01/19	1,739	1,980,387
Vodafone Group PLC
1.25%, 09/26/17[a]	1,400	1,379,058
1.50%, 02/19/18	3,242	3,187,614
1.63%, 03/20/17	350	348,579
2.95%, 02/19/23[a]	6,375	5,961,821
4.38%, 03/16/21[a]	500	528,514
4.63%, 07/15/18[a]	670	709,160
5.45%, 06/10/19[a]	1,200	1,317,984
5.63%, 02/27/17	483	508,621

		215,597,048
TEXTILES — 0.02%
Cintas Corp. No. 2
4.30%, 06/01/21	340	358,715
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	700	704,323

		1,063,038
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	555	548,063

SCHEDULES OF INVESTMENTS	129

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Mattel Inc.
1.70%, 03/15/18	$1,000	$988,390
2.35%, 05/06/19[a]	1,225	1,215,906
2.50%, 11/01/16	400	404,645
4.35%, 10/01/20	500	528,640

		3,685,644
TRANSPORTATION — 1.20%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[a]	1,400	1,360,197
3.00%, 04/01/25 (Call 01/01/25)	2,050	1,952,435
3.05%, 03/15/22 (Call 12/15/21)[a]	1,600	1,582,102
3.05%, 09/01/22 (Call 06/01/22)[a]	1,000	983,193
3.40%, 09/01/24 (Call 06/01/24)	850	839,536
3.75%, 04/01/24 (Call 01/01/24)	975	991,713
4.10%, 06/01/21 (Call 03/01/21)	2,685	2,853,015
4.70%, 10/01/19	1,084	1,182,959
5.75%, 03/15/18	1,216	1,334,596
Canadian National Railway Co.
1.45%, 12/15/16 (Call 11/15/16)	1,800	1,807,710
2.25%, 11/15/22 (Call 08/15/22)	550	525,125
2.95%, 11/21/24 (Call 08/21/24)	2,260	2,209,623
5.55%, 03/01/19	1,100	1,226,544
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	2,400	2,250,090
7.25%, 05/15/19	750	874,941
9.45%, 08/01/21	670	891,408
Con-Way Inc.
7.25%, 01/15/18[a]	1,100	1,212,012
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	2,000	1,992,419
3.70%, 10/30/20 (Call 07/30/20)	256	268,403

Security	Principal (000s)	Value
4.25%, 06/01/21 (Call 03/01/21)	$900	$963,143
6.25%, 03/15/18	350	387,814
7.38%, 02/01/19	650	756,332
7.90%, 05/01/17	210	231,808
CSX Transportation Inc.
6.25%, 01/15/23	1,974	2,314,402
FedEx Corp.
2.30%, 02/01/20	1,130	1,118,625
2.63%, 08/01/22	1,750	1,677,343
3.20%, 02/01/25	1,000	954,301
4.00%, 01/15/24[a]	1,200	1,230,802
8.00%, 01/15/19	750	886,789
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)[a]	950	962,072
Kansas City Southern de Mexico SA de CV
2.35%, 05/15/20 (Call 04/15/20)	1,294	1,260,615
3.00%, 05/15/23 (Call 02/15/23)	1,000	957,310
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,650	2,558,603
3.00%, 04/01/22 (Call 01/01/22)[a]	1,350	1,330,035
3.25%, 12/01/21 (Call 09/01/21)	2,200	2,212,870
5.75%, 04/01/18	1,000	1,096,528
5.90%, 06/15/19	990	1,117,721
7.70%, 05/15/17	830	914,950
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)[a]	1,030	1,021,750
2.50%, 03/01/17 (Call 02/01/17)	1,100	1,114,420
2.50%, 03/01/18 (Call 02/01/18)	900	910,522
2.55%, 06/01/19 (Call 05/01/19)	1,050	1,050,276
2.65%, 03/02/20 (Call 02/02/20)	360	357,848

130	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.88%, 09/01/20 (Call 08/01/20)	$1,225	$1,225,718
3.50%, 06/01/17	950	978,991
5.85%, 11/01/16	750	787,204
Southern Railway Co.
9.75%, 06/15/20	150	195,135
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)[a]	70	68,792
2.25%, 02/15/19[a]	1,150	1,163,312
2.75%, 04/15/23 (Call 01/15/23)[a]	2,300	2,228,758
3.25%, 08/15/25 (Call 05/15/25)	1,000	983,920
3.75%, 03/15/24 (Call 12/15/23)	450	463,565
4.00%, 02/01/21 (Call 11/01/20)[a]	500	534,589
4.16%, 07/15/22 (Call 04/15/22)	764	811,765
5.70%, 08/15/18	1,137	1,265,722
5.75%, 11/15/17[a]	1,000	1,093,183
United Parcel Service Inc.
2.45%, 10/01/22	1,964	1,917,481
3.13%, 01/15/21	1,214	1,249,299
5.13%, 04/01/19	3,656	4,054,176
5.50%, 01/15/18	1,211	1,324,275
United Parcel Service of America Inc.
8.38%, 04/01/20	350	439,166

		74,509,951
TRUCKING & LEASING — 0.09%
GATX Corp.
1.25%, 03/04/17	500	495,254
2.50%, 07/30/19[a]	575	566,705
2.60%, 03/30/20 (Call 02/28/20)	550	537,823
3.25%, 03/30/25 (Call 12/30/24)	1,100	1,043,165
3.50%, 07/15/16	1,050	1,069,111
4.75%, 06/15/22	1,000	1,050,151
4.85%, 06/01/21	875	934,955

		5,697,164

Security	Principal (000s)	Value
WATER — 0.04%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	$2,000	$1,994,999
United Utilities PLC
4.55%, 06/19/18	400	418,684
5.38%, 02/01/19	210	225,073

		2,638,756

TOTAL CORPORATE BONDS & NOTES
(Cost: $5,156,778,084)		5,123,483,089

FOREIGN GOVERNMENT OBLIGATIONS[f] — 13.82%

BRAZIL — 0.45%
Brazilian Government International Bond
2.63%, 01/05/23[a]	6,500	5,606,250
4.25%, 01/07/25[a]	8,100	7,488,450
4.88%, 01/22/21[a]	4,875	4,977,375
5.88%, 01/15/19[a]	2,750	3,000,250
6.00%, 01/17/17[a]	2,225	2,344,037
8.00%, 01/15/18	419	451,981
8.88%, 10/14/19	2,800	3,412,500
8.88%, 04/15/24	750	946,875

		28,227,718
CANADA — 1.60%
Canada Government International Bond
0.88%, 02/14/17[a]	2,625	2,634,277
1.13%, 03/19/18	5,500	5,513,112
1.63%, 02/27/19	3,500	3,534,457
Export Development Canada
0.75%, 12/15/17[a]	4,800	4,777,007
1.00%, 05/15/17	2,000	2,007,834
1.25%, 10/26/16	500	503,831
1.63%, 12/03/19[a]	2,800	2,807,459
1.75%, 07/21/20	5,000	5,029,085
Province of British Columbia Canada
1.20%, 04/25/17	1,250	1,258,917
2.00%, 10/23/22[a]	3,300	3,258,573
2.65%, 09/22/21	250	258,850
Province of Manitoba Canada
2.10%, 09/06/22[a]	4,000	3,930,444

SCHEDULES OF INVESTMENTS	131

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.05%, 05/14/24	$2,850	$2,933,647
4.90%, 12/06/16[a]	1,400	1,473,090
Province of New Brunswick
5.20%, 02/21/17	850	902,155
Province of Nova Scotia
5.13%, 01/26/17	1,250	1,321,794
9.25%, 03/01/20	525	672,565
Province of Ontario Canada
1.00%, 07/22/16	5,000	5,016,300
1.10%, 10/25/17[a]	6,000	5,993,326
1.20%, 02/14/18[a]	3,900	3,895,796
1.60%, 09/21/16	1,350	1,364,100
1.65%, 09/27/19	2,100	2,088,118
1.88%, 05/21/20[a]	5,000	4,989,739
2.00%, 09/27/18	525	533,473
2.00%, 01/30/19[a]	4,850	4,906,040
2.50%, 09/10/21	4,700	4,766,991
3.20%, 05/16/24	1,000	1,043,319
4.00%, 10/07/19	2,200	2,389,303
4.40%, 04/14/20[a]	1,850	2,055,904
4.95%, 11/28/16	1,300	1,369,262
Province of Quebec Canada
2.63%, 02/13/23[a]	3,600	3,635,073
2.75%, 08/25/21[a]	2,050	2,108,129
2.88%, 10/16/24	1,000	1,014,912
3.50%, 07/29/20[a]	4,950	5,314,307
4.63%, 05/14/18[a]	1,000	1,088,115
5.13%, 11/14/16	500	526,507
7.13%, 02/09/24	1,900	2,483,630

		99,399,441
CHILE — 0.10%
Chile Government International Bond
2.25%, 10/30/22[a]	2,400	2,316,000
3.25%, 09/14/21[a]	2,350	2,455,750
3.88%, 08/05/20	1,550	1,668,575

		6,440,325
COLOMBIA — 0.35%
Colombia Government International Bond
4.00%, 02/26/24 (Call 11/26/23)[a]	2,500	2,431,250
4.38%, 07/12/21[a]	10,500	10,736,250

Security	Principal (000s)	Value
7.38%, 01/27/17	$1,700	$1,830,050
7.38%, 03/18/19	4,200	4,823,700
11.75%, 02/25/20[a]	1,500	2,021,250

		21,842,500
GERMANY — 0.22%
FMS Wertmanagement AoeR
1.00%, 11/21/17	1,500	1,498,438
1.13%, 10/14/16	3,200	3,219,769
1.13%, 09/05/17	1,750	1,755,808
1.63%, 11/20/18	3,800	3,835,754
1.75%, 03/17/20[a]	3,500	3,513,636

		13,823,405
ISRAEL — 0.12%
Israel Government International Bond
4.00%, 06/30/22	2,400	2,598,000
5.13%, 03/26/19	3,025	3,388,000
5.50%, 11/09/16	1,600	1,690,000

		7,676,000
ITALY — 0.23%
Italy Government International Bond
5.25%, 09/20/16	9,130	9,493,819
5.38%, 06/12/17	3,000	3,206,490
6.88%, 09/27/23[a]	1,400	1,761,985

		14,462,294
JAPAN — 0.59%
Development Bank of Japan Inc.
5.13%, 02/01/17[a]	2,600	2,756,009
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	3,500	3,502,098
1.75%, 07/31/18	4,200	4,240,558
1.75%, 11/13/18	7,200	7,253,685
1.75%, 05/28/20	3,000	2,979,615
2.13%, 02/10/25[a]	5,000	4,806,713
2.25%, 07/13/16[a]	3,500	3,549,119
3.38%, 07/31/23	2,800	2,994,342
Japan Finance Corp.
2.13%, 02/07/19	1,000	1,018,789
Japan Finance Organization for Municipalities
4.00%, 01/13/21	1,800	1,975,343

132	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.00%, 05/16/17	$1,400	$1,492,755

		36,569,026
MEXICO — 0.54%
Mexico Government International Bond
3.50%, 01/21/21[a]	3,800	3,851,300
3.60%, 01/30/25[a]	3,000	2,947,500
3.63%, 03/15/22[a]	8,600	8,630,100
4.00%, 10/02/23[a]	4,250	4,309,500
5.13%, 01/15/20[a]	500	548,000
5.63%, 01/15/17[a]	5,500	5,838,250
5.95%, 03/19/19[a]	4,700	5,259,300
8.13%, 12/30/19	850	1,105,000
11.38%, 09/15/16	800	896,000

		33,384,950
PANAMA — 0.13%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,500	2,437,500
4.00%, 09/22/24 (Call 06/22/24)	1,500	1,492,500
5.20%, 01/30/20[a]	3,700	4,033,000

		7,963,000
PERU — 0.03%
Peruvian Government International Bond
7.13%, 03/30/19	1,425	1,653,000

		1,653,000
PHILIPPINES — 0.26%
Philippine Government International Bond
4.00%, 01/15/21[a]	1,800	1,941,750
4.20%, 01/21/24[a]	9,500	10,461,876
8.38%, 06/17/19	300	368,250
9.88%, 01/15/19	2,600	3,269,500

		16,041,376
POLAND — 0.29%
Poland Government International Bond
4.00%, 01/22/24	7,600	7,995,199
5.00%, 03/23/22	1,500	1,669,500

Security	Principal (000s)	Value
5.13%, 04/21/21[a]	$1,950	$2,185,521
6.38%, 07/15/19	5,500	6,359,375

		18,209,595
SOUTH AFRICA — 0.13%
South Africa Government International Bond
4.67%, 01/17/24[a]	4,600	4,588,500
5.50%, 03/09/20[a]	1,800	1,921,500
6.88%, 05/27/19	1,250	1,403,375

		7,913,375
SOUTH KOREA — 0.32%
Export-Import Bank of Korea
2.38%, 08/12/19	3,000	2,995,807
2.88%, 01/21/25[a]	2,500	2,414,555
3.75%, 10/20/16	600	618,649
4.00%, 01/11/17	750	775,145
4.00%, 01/29/21[a]	500	531,159
4.00%, 01/14/24	2,000	2,105,924
4.38%, 09/15/21	3,200	3,464,851
5.00%, 04/11/22	1,000	1,114,587
5.13%, 06/29/20	2,550	2,851,055
Republic of Korea
5.13%, 12/07/16	750	788,467
7.13%, 04/16/19	1,700	2,008,882

		19,669,081
SUPRANATIONAL — 7.60%
African Development Bank
0.88%, 03/15/18	980	974,632
1.13%, 03/15/17	1,500	1,508,295
1.25%, 09/02/16	480	483,360
1.63%, 10/02/18	6,500	6,569,711
2.38%, 09/23/21[a]	3,646	3,735,032
Asian Development Bank
1.13%, 03/15/17	8,300	8,348,308
1.13%, 06/05/18	1,500	1,498,583
1.38%, 03/23/20[a]	4,900	4,850,567
1.50%, 09/28/18	3,300	3,327,767
1.50%, 01/22/20	7,450	7,429,363
1.63%, 08/26/20	5,000	4,980,859
1.75%, 09/11/18[a]	1,250	1,269,419
1.75%, 03/21/19	1,300	1,315,936
1.88%, 10/23/18[a]	1,700	1,731,868
1.88%, 04/12/19	500	507,976

SCHEDULES OF INVESTMENTS	133

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.88%, 02/18/22	$2,000	$1,983,626
2.00%, 01/22/25	3,600	3,487,184
2.13%, 11/24/21[a]	500	504,939
Corp. Andina de Fomento
1.50%, 08/08/17	3,050	3,070,329
4.38%, 06/15/22	2,584	2,800,491
Council of Europe Development Bank
1.13%, 05/31/18	4,200	4,194,922
1.50%, 02/22/17[a]	1,250	1,264,485
1.50%, 06/19/17	1,000	1,011,144
1.63%, 03/10/20[a]	3,000	2,995,381
1.75%, 11/14/19	2,000	2,012,944
European Bank for Reconstruction & Development
0.75%, 09/01/17[a]	2,000	1,993,984
1.00%, 02/16/17	1,000	1,004,615
1.00%, 09/17/18	2,200	2,182,685
1.38%, 10/20/16	2,300	2,320,763
1.50%, 03/16/20[a]	1,300	1,290,636
1.63%, 11/15/18[a]	11,200	11,304,936
1.75%, 06/14/19	2,100	2,118,839
1.75%, 11/26/19	3,700	3,722,616
1.88%, 02/23/22[a]	5,000	4,958,988
European Investment Bank
0.88%, 04/18/17	10,500	10,510,554
1.00%, 08/17/17	7,000	7,007,773
1.00%, 12/15/17[a]	6,350	6,346,048
1.00%, 03/15/18	14,450	14,410,468
1.00%, 06/15/18	8,000	7,957,437
1.13%, 09/15/17[a]	5,250	5,268,189
1.13%, 08/15/18	6,000	5,979,237
1.25%, 05/15/18	16,850	16,885,747
1.38%, 06/15/20	8,500	8,369,506
1.63%, 06/15/17[a]	2,100	2,128,454
1.63%, 12/18/18	8,000	8,068,021
1.63%, 03/16/20[a]	5,500	5,493,888
1.75%, 03/15/17	4,200	4,262,132
1.75%, 06/17/19[a]	8,600	8,682,077
1.88%, 03/15/19	7,100	7,209,753
1.88%, 02/10/25	7,500	7,148,201
2.13%, 07/15/16	6,150	6,234,544
2.13%, 10/15/21[a]	9,700	9,774,708

Security	Principal (000s)	Value
2.25%, 08/15/22[a]	$5,000	$5,038,301
2.50%, 04/15/21	6,200	6,395,393
2.50%, 10/15/24[a]	500	505,734
2.88%, 09/15/20[a]	2,570	2,707,381
3.25%, 01/29/24	3,650	3,910,911
4.00%, 02/16/21	600	666,103
4.88%, 01/17/17	4,330	4,580,011
5.13%, 09/13/16	2,750	2,878,900
5.13%, 05/30/17	1,600	1,718,344
Inter-American Development Bank
0.88%, 03/15/18[a]	6,300	6,267,840
1.00%, 07/14/17	11,750	11,779,783
1.13%, 03/15/17[a]	2,000	2,011,640
1.13%, 08/28/18	2,000	1,994,457
1.25%, 01/16/18[a]	500	502,572
1.38%, 10/18/16	2,200	2,219,803
1.75%, 08/24/18	2,200	2,234,300
1.75%, 10/15/19	4,300	4,337,615
1.75%, 04/14/22	8,000	7,866,472
1.88%, 06/16/20[a]	8,500	8,595,243
2.13%, 11/09/20[a]	1,800	1,834,145
2.38%, 08/15/17[a]	2,000	2,056,793
3.00%, 10/04/23[a]	9,600	10,161,756
3.00%, 02/21/24	2,500	2,641,959
3.88%, 02/14/20	750	823,451
4.25%, 09/10/18[a]	2,000	2,177,878
5.13%, 09/13/16	1,592	1,666,875
Series E
3.88%, 09/17/19	5,500	6,003,303
International Bank for Reconstruction & Development
0.63%, 10/14/16[a]	10,000	10,006,206
0.88%, 04/17/17	5,650	5,662,131
1.00%, 09/15/16	7,600	7,630,672
1.00%, 06/15/18	10,000	9,967,230
1.13%, 07/18/17	2,000	2,010,521
1.38%, 04/10/18	6,100	6,146,234
1.88%, 03/15/19	4,600	4,683,237
1.88%, 10/07/19[a]	5,000	5,074,208
2.13%, 02/13/23[a]	5,600	5,613,129
2.13%, 03/03/25	9,300	9,123,310
2.25%, 06/24/21[a]	11,150	11,381,748
2.50%, 11/25/24	950	962,588
2.50%, 07/29/25	5,000	5,037,493

134	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Series GDIF
1.63%, 02/10/22[a]	$2,000	$1,956,601
International Finance Corp.
0.88%, 06/15/18	13,200	13,108,065
1.00%, 04/24/17[a]	500	501,892
1.13%, 11/23/16	2,400	2,414,791
1.63%, 07/16/20	5,000	4,996,361
1.75%, 09/04/18[a]	11,400	11,579,377
1.75%, 09/16/19[a]	600	605,622
2.13%, 11/17/17	950	973,618
Nordic Investment Bank
0.75%, 01/17/18[a]	1,000	994,040
1.00%, 03/07/17	4,200	4,217,483
5.00%, 02/01/17	512	543,321

		473,258,761
SWEDEN — 0.12%
Svensk Exportkredit AB
1.13%, 04/05/18	1,500	1,496,003
2.13%, 07/13/16	4,200	4,255,898
5.13%, 03/01/17	1,788	1,901,752

		7,653,653
TURKEY — 0.67%
Turkey Government International Bond
3.25%, 03/23/23	8,500	7,735,000
5.63%, 03/30/21	4,800	5,094,000
5.75%, 03/22/24[a]	4,800	5,094,000
6.25%, 09/26/22	5,000	5,450,000
6.75%, 04/03/18	13,500	14,731,874
7.00%, 06/05/20	200	224,750
7.38%, 02/05/25[a]	500	585,625
7.50%, 07/14/17	2,500	2,725,000

		41,640,249
URUGUAY — 0.07%
Uruguay Government International Bond
4.50%, 08/14/24[a]	2,300	2,351,750
8.00%, 11/18/22	1,500	1,890,000

		4,241,750

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $859,856,951)		860,069,499

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.27%

CALIFORNIA — 0.07%
Southern California Public Power Authority RB
Series B
6.93%, 05/15/17(AGM)	$600	$658,476
State of California GO
5.75%, 03/01/17	500	535,445
5.95%, 04/01/16	290	298,746
6.20%, 10/01/19	1,500	1,743,885
State of California GO BAB
5.70%, 11/01/21	500	584,585
University of California RB Series AH
1.80%, 07/01/19	750	751,208

		4,572,345
FLORIDA — 0.04%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	2,500	2,544,475

		2,544,475
ILLINOIS — 0.11%
State of Illinois GO
4.95%, 06/01/23	4,000	4,066,640
5.37%, 03/01/17[a]	250	258,575
5.67%, 03/01/18[a]	700	748,608
5.88%, 03/01/19	1,690	1,846,055

		6,919,878
MASSACHUSETTS — 0.01%
Commonwealth of Massachusetts GOL BAB
Series E
4.20%, 12/01/21	600	660,870

		660,870
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/20(AGM)	1,600	1,344,976
0.00%, 02/15/21(AGM)	480	384,475
0.00%, 02/15/23(AGM)	180	127,438

		1,856,889

SCHEDULES OF INVESTMENTS	135

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE CREDIT BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
NEW YORK — 0.00%
Port Authority of New York & New Jersey RB
5.86%, 12/01/24	$50	$60,640

		60,640
WASHINGTON — 0.01%
Energy Northwest RB
Series E
2.20%, 07/01/19	500	506,080

		506,080

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $16,625,079)		17,121,177

SHORT-TERM INVESTMENTS — 14.49%

MONEY MARKET FUNDS — 14.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,g,h]	660,531	660,531,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,g,h]	85,227	85,227,094
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,g]	156,311	156,310,965

		902,069,119

TOTAL SHORT-TERM INVESTMENTS (Cost: $902,069,119)		902,069,119

TOTAL INVESTMENTS IN SECURITIES — 110.88%
(Cost: $6,935,329,233)		6,902,742,884
Other Assets, Less Liabilities — (10.88)%		(677,351,448)

NET ASSETS — 100.00%		$6,225,391,436

BAB  —  Build America Bond

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

136	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares 1-3 Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$10,724,821,842	$820,845,384	$6,000,593,783
Affiliated (Note 2)	922,779,601	111,421,530	934,735,450

Total cost of investments	$11,647,601,443	$932,266,914	$6,935,329,233

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,680,625,822	$806,692,937	$5,967,971,607
Affiliated (Note 2)	922,522,711	111,402,966	934,771,277

Total fair value of investments	11,603,148,533	918,095,903	6,902,742,884
Cash	3,488,713	—	—
Receivables:
Investment securities sold	78,531,348	3,860,696	63,964,051
Due from custodian (Note 4)	—	—	1,498,413
Interest	79,627,701	8,764,001	54,940,255
Capital shares sold	432,539	—	2,360,493

Total Assets	11,765,228,834	930,720,600	7,025,506,096

LIABILITIES
Payables:
Investment securities purchased	68,019,020	3,934,022	52,283,701
Collateral for securities on loan (Note 1)	752,707,993	105,077,358	745,758,154
Capital shares redeemed	84,705	—	541,612
Due to custodian	—	2,825	—
Securities related to in-kind transactions (Note 4)	—	—	474,326
Investment advisory fees (Note 2)	1,835,632	105,582	1,056,867

Total Liabilities	822,647,350	109,119,787	800,114,660

NET ASSETS	$10,942,581,484	$821,600,813	$6,225,391,436

Net assets consist of:
Paid-in capital	$10,971,015,424	$827,380,170	$6,228,151,026
Undistributed net investment income	11,580,291	2,371,597	13,506,101
Undistributed net realized gain	4,438,679	6,020,057	16,320,658
Net unrealized depreciation	(44,452,910)	(14,171,011)	(32,586,349)

NET ASSETS	$10,942,581,484	$821,600,813	$6,225,391,436

Shares outstanding[b]	104,300,000	7,600,000	57,500,000

Net asset value per share	$104.91	$108.11	$108.27

[a]	Securities on loan with values of $735,043,535, $102,500,290 and $727,775,657, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	137

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares 1-3 Year Credit Bond ETF	iShares Core U.S. Credit Bond ETF	iShares Intermediate Credit Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$72,033,301	$15,770,420	$81,921,136
Interest — affiliated (Note 2)	278,762	40,751	403,927
Securities lending income — affiliated — net (Note 2)	505,646	112,408	806,215

Total investment income	72,817,709	15,923,579	83,131,278

EXPENSES
Investment advisory fees (Note 2)	10,840,518	730,503	6,275,757

Total expenses	10,840,518	730,503	6,275,757

Net investment income	61,977,191	15,193,076	76,855,521

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,238,447	(205,657)	(4,105,109)
Investments — affiliated (Note 2)	(19,145)	—	—
In-kind redemptions — unaffiliated	3,916,802	6,376,542	22,628,591
In-kind redemptions — affiliated (Note 2)	(1,343)	—	—

Net realized gain	5,134,761	6,170,885	18,523,482

Net change in unrealized appreciation/depreciation	(51,149,532)	(47,333,626)	(134,279,647)

Net realized and unrealized loss	(46,014,771)	(41,162,741)	(115,756,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,962,420	$(25,969,665)	$(38,900,644)

See notes to financial statements.

138	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 1-3 Year Credit Bond ETF		iShares Core U.S. Credit Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$61,977,191	$111,448,458	$15,193,076	$26,019,675
Net realized gain	5,134,761	40,101,687	6,170,885	6,207,623
Net change in unrealized appreciation/depreciation	(51,149,532)	(60,778,007)	(47,333,626)	12,294,569

Net increase (decrease) in net assets resulting from operations	15,962,420	90,772,138	(25,969,665)	44,521,867

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(61,004,776)	(111,918,079)	(14,751,808)	(26,077,967)

Total distributions to shareholders	(61,004,776)	(111,918,079)	(14,751,808)	(26,077,967)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,537,208,452	3,962,880,408	156,393,754	406,735,213
Cost of shares redeemed	(1,495,242,822)	(6,221,395,468)	(364,822,487)	(154,622,521)

Net increase (decrease) in net assets from capital share transactions	41,965,630	(2,258,515,060)	(208,428,733)	252,112,692

INCREASE (DECREASE) IN NET ASSETS	(3,076,726)	(2,279,661,001)	(249,150,206)	270,556,592

NET ASSETS
Beginning of period	10,945,658,210	13,225,319,211	1,070,751,019	800,194,427

End of period	$10,942,581,484	$10,945,658,210	$821,600,813	$1,070,751,019

Undistributed net investment income included in net assets at end of period	$11,580,291	$10,607,876	$2,371,597	$1,930,329

SHARES ISSUED AND REDEEMED
Shares sold	14,600,000	37,600,000	1,400,000	3,600,000
Shares redeemed	(14,200,000)	(59,000,000)	(3,300,000)	(1,400,000)

Net increase (decrease) in shares outstanding	400,000	(21,400,000)	(1,900,000)	2,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	139

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Intermediate Credit Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,855,521	$147,423,560
Net realized gain	18,523,482	43,476,297
Net change in unrealized appreciation/depreciation	(134,279,647)	12,438,175

Net increase (decrease) in net assets resulting from operations	(38,900,644)	203,338,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(76,378,122)	(146,513,931)

Total distributions to shareholders	(76,378,122)	(146,513,931)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,801,572,968	2,544,074,370
Cost of shares redeemed	(1,891,786,386)	(1,874,247,387)

Net increase (decrease) in net assets from capital share transactions	(90,213,418)	669,826,983

INCREASE (DECREASE) IN NET ASSETS	(205,492,184)	726,651,084

NET ASSETS
Beginning of period	6,430,883,620	5,704,232,536

End of period	$6,225,391,436	$6,430,883,620

Undistributed net investment income included in net assets at end of period	$13,506,101	$13,028,702

SHARES ISSUED AND REDEEMED
Shares sold	16,500,000	23,200,000
Shares redeemed	(17,300,000)	(17,100,000)

Net increase (decrease) in shares outstanding	(800,000)	6,100,000

See notes to financial statements.

140	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares 1-3 Year Credit Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$105.35	$105.55	$105.47	$104.85	$104.51	$103.89

Income from investment operations:
Net investment income[a]	0.60	0.99	1.17	1.59	1.92	2.44
Net realized and unrealized gain (loss)[b]	(0.45)	(0.20)	0.11	0.66	0.36	0.73

Total from investment operations	0.15	0.79	1.28	2.25	2.28	3.17

Less distributions from:
Net investment income	(0.59)	(0.99)	(1.20)	(1.63)	(1.94)	(2.51)
Net realized gain	—	—	—	—	—	(0.04)

Total distributions	(0.59)	(0.99)	(1.20)	(1.63)	(1.94)	(2.55)

Net asset value, end of period	$104.91	$105.35	$105.55	$105.47	$104.85	$104.51

Total return	0.16%[c]	0.73%	1.22%	2.16%	2.19%	3.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,942,581	$10,945,658	$13,225,319	$9,829,346	$9,132,075	$7,650,194
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.13%	0.94%	1.11%	1.51%	1.84%	2.34%
Portfolio turnover rate[e]	20%	17%	10%	8%	8%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	141

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Credit Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$112.71	$109.62	$112.72	$110.34	$104.45	$101.84

Income from investment operations:
Net investment income[a]	1.73	3.65	3.69	3.89	4.45	4.75
Net realized and unrealized gain (loss)[b]	(4.66)	3.13	(3.03)	2.44	5.86	2.59

Total from investment operations	(2.93)	6.78	0.66	6.33	10.31	7.34

Less distributions from:
Net investment income	(1.67)	(3.69)	(3.76)	(3.95)	(4.42)	(4.70)
Net realized gain	—	—	—	—	—	(0.03)

Total distributions	(1.67)	(3.69)	(3.76)	(3.95)	(4.42)	(4.73)

Net asset value, end of period	$108.11	$112.71	$109.62	$112.72	$110.34	$104.45

Total return	(2.60)%[c]	6.26%	0.66%	5.83%	10.11%	7.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$821,601	$1,070,751	$800,194	$1,409,056	$1,169,565	$762,495
Ratio of expenses to average net assets[d]	0.15%	0.16%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	3.12%	3.29%	3.37%	3.47%	4.16%	4.55%
Portfolio turnover rate[e]	5%	10%	9%	10%	11%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

142	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Credit Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$110.31	$109.28	$111.02	$108.84	$105.67	$103.50

Income from investment operations:
Net investment income[a]	1.33	2.68	2.88	3.40	3.97	4.36
Net realized and unrealized gain (loss)[b]	(2.04)	1.03	(1.72)	2.25	3.18	2.23

Total from investment operations	(0.71)	3.71	1.16	5.65	7.15	6.59

Less distributions from:
Net investment income	(1.33)	(2.68)	(2.90)	(3.47)	(3.94)	(4.33)
Net realized gain	—	—	—	—	(0.04)	(0.09)

Total distributions	(1.33)	(2.68)	(2.90)	(3.47)	(3.98)	(4.42)

Net asset value, end of period	$108.27	$110.31	$109.28	$111.02	$108.84	$105.67

Total return	(0.63)%[c]	3.41%	1.09%	5.27%	6.90%	6.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,225,391	$6,430,884	$5,704,233	$5,284,505	$4,462,401	$3,096,177
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.42%	2.45%	2.65%	3.09%	3.71%	4.14%
Portfolio turnover rate[e]	8%	7%	9%	7%	9%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	143

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
1-3 Year Credit Bond	Diversified
Core U.S. Credit Bond	Diversified
Intermediate Credit Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

144	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
1-3 Year Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$8,839,209,750	$—	$8,839,209,750
Foreign Government Obligations	—	1,893,696,791	—	1,893,696,791
U.S. Government Obligations	—	20,086,601	—	20,086,601
Money Market Funds	850,155,391	—	—	850,155,391

Total	$850,155,391	$10,752,993,142	$—	$11,603,148,533

Core U.S. Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$683,377,391	$—	$683,377,391
Foreign Government Obligations	—	100,967,611	—	100,967,611
Municipal Debt Obligations	—	25,617,318	—	25,617,318
Money Market Funds	108,133,583	—	—	108,133,583

Total	$108,133,583	$809,962,320	$—	$918,095,903

Intermediate Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$5,123,483,089	$—	$5,123,483,089
Foreign Government Obligations	—	860,069,499	—	860,069,499
Municipal Debt Obligations	—	17,121,177	—	17,121,177
Money Market Funds	902,069,119	—	—	902,069,119

Total	$902,069,119	$6,000,673,765	$—	$6,902,742,884

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

146	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
1-3 Year Credit Bond	$735,043,535	$735,043,535	$—
Core U.S. Credit Bond	102,500,290	102,500,290	—
Intermediate Credit Bond	727,775,657	727,775,657	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Effective July 1, 2015, for its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $181 billion
0.1805	[a]	Over $181 billion, up to and including $231 billion
0.1715	[a]	Over $231 billion, up to and including $281 billion
0.1630	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to each of the iShares 1-3 Year Credit Bond and iShares Intermediate Credit Bond ETFs, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2000%		First $121 billion
0.1900	[a]	Over $121 billion, up to and including $211 billion
0.1805	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Core U.S. Credit Bond ETF, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

148	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
1-3 Year Credit Bond	$216,578
Core U.S. Credit Bond	47,645
Intermediate Credit Bond	324,676

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
1-3 Year Credit Bond
PNC Bank N.A.
1.13%, 01/27/17	$16,040	$—	$—	$16,040	$15,991,822	$85,503	$—
1.15%, 11/01/16	16,500	—	(500)	16,000	15,986,776	81,148	(877)
1.30%, 10/03/16	16,000	—	(500)	15,500	15,524,532	75,968	(466)
1.60%, 06/01/18	—	15,000	—	15,000	14,878,900	51	—
1.85%, 07/20/18	—	10,000	—	10,000	9,985,290	(30)	—
PNC Funding Corp.
2.70%, 09/19/16	6,021	—	(6,021)	—	—	30,561	(19,145)

					$72,367,320	$273,201	$(20,488)

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iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Core U.S. Credit Bond
PNC Bank N.A.
2.25%, 07/02/19	$1,900	$—	$—	$1,900	$1,893,584	$18,872	$—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	350	—	—	350	351,233	6,666	—
PNC Funding Corp.
3.30%, 03/08/22	312	—	—	312	315,597	4,843	—
4.38%, 08/11/20	250	—	—	250	270,556	3,725	—
5.13%, 02/08/20	395	—	—	395	438,413	6,354	—

					$3,269,383	$40,460	$—

Intermediate Credit Bond
PNC Bank N.A.
2.30%, 06/01/20	$—	$4,000	$—	$4,000	$3,965,697	$1,605	$—
2.95%, 01/30/23	3,000	—	—	3,000	2,902,352	45,318
3.80%, 07/25/23	1,500	—	—	1,500	1,525,279	28,747	—
4.88%, 09/21/17	340	—	—	340	359,648	5,126	—
5.25%, 01/15/17	290	—	—	290	304,543	4,498	—
6.00%, 12/07/17	2,250	2,500	—	4,750	5,164,275	29,852	—
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	3,400	—	—	3,400	3,303,376	48,519	—
3.90%, 04/29/24	1,000	—	—	1,000	1,003,524	19,370	—
PNC Funding Corp.
2.70%, 09/19/16	1,693	—	—	1,693	1,715,843	19,421	—
3.30%, 03/08/22	1,862	—	—	1,862	1,883,464	31,431	—
4.38%, 08/11/20	6,642	—	—	6,642	7,188,132	95,391	—
5.13%, 02/08/20	1,391	—	—	1,391	1,543,881	23,746	—
5.63%, 02/01/17	1,750	—	—	1,750	1,842,144	42,927	—

					$32,702,158	$395,951	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales	Purchases	Sales
1-3 Year Credit Bond	$59,989,163	$39,863,248	$2,978,206,105	$2,076,128,578
Core U.S. Credit Bond	14,759,210	14,789,033	67,846,478	33,112,015
Intermediate Credit Bond	—	—	986,202,922	463,076,410

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year Credit Bond	$590,483,573	$1,474,380,717
Core U.S. Credit Bond	117,348,442	349,619,836
Intermediate Credit Bond	1,152,388,242	1,834,740,301

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

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iSHARES® TRUST

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

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6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2015, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
1-3 Year Credit Bond	$373,718
Intermediate Credit Bond	937,330

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year Credit Bond	$11,647,625,532	$5,030,123	$(49,507,122)	$(44,476,999)
Core U.S. Credit Bond	932,396,026	12,691,526	(26,991,649)	(14,300,123)
Intermediate Credit Bond	6,935,675,257	41,354,170	(74,286,543)	(32,932,373)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	153

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares 1-3 Year Credit Bond ETF and iShares Intermediate Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives

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and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

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breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Funds to provide for additional breakpoints, as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Funds. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1

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or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

158	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	159

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

160	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. Credit Bond	$1.667978	$—	$—	$1.667978	100%	—%	—%	100%

SUPPLEMENTAL INFORMATION	161

Notes:

162	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-22-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca
➢	iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

Fund Performance Overview

iSHARES® CORE 10+ YEAR USD BOND ETF

Performance as of August 31, 2015

The iShares Core 10+ Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high-yield with remaining maturities greater than ten years, as represented by the Barclays U.S. Universal 10+ Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -5.52%, net of fees, while the total return for the Index was -5.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.65)%	(1.55)%	(0.58)%	(0.65)%	(1.55)%	(0.58)%
5 Years	5.30%	5.10%	5.37%	29.46%	28.25%	29.92%
Since Inception	7.16%	7.10%	7.40%	48.62%	48.14%	50.54%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through October 22, 2012 reflects the performance of the BofA Merrill Lynch 10+ Year US Corporate & Government IndexSM. Index performance beginning on October 23, 2012 through June 2, 2014 reflects the performance of the Barclays U.S. Long Government/Credit Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Barclays U.S. Universal 10+ Year Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$944.80	$0.59	$1,000.00	$1,024.50	$0.61	0.12%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments [1]

Corporate Bonds & Notes	53.03%
U.S. Government & Agency Obligations	33.53
Foreign Government Obligations	8.08
Municipal Debt Obligations	5.36

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	34.99%
Aa	8.41
A	23.05
Baa	27.36
Ba	3.10
B	0.73
Caa	0.90
Ca	0.01
Not Rated	1.45

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CORE U.S. AGGREGATE BOND ETF

Performance as of August 31, 2015

The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market, as represented by the Barclays U.S. Aggregate Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -0.69%, net of fees, while the total return for the Index was -0.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.56%	1.42%	1.56%	1.56%	1.42%	1.56%
5 Years	2.87%	2.79%	2.98%	15.18%	14.74%	15.81%
10 Years	4.30%	4.25%	4.46%	52.30%	51.61%	54.67%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$993.10	$0.35	$1,000.00	$1,024.80	$0.36	0.07%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments [1]

U.S. Government & Agency Obligations	69.04%
Corporate Bonds & Notes	25.18
Foreign Government Obligations	3.63
Collateralized Mortgage Obligations	1.34
Municipal Debt Obligations	0.81

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments [1]

Aaa	64.93%
Aa	3.53
A	14.73
Baa	12.03
Ba	0.44
Not Rated	4.04

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
CORPORATE BONDS & NOTES — 51.93%

ADVERTISING — 0.02%
WPP Finance 2010
5.63%, 11/15/43[a]		$25	$25,908

			25,908
AEROSPACE & DEFENSE — 0.85%
Boeing Co. (The)
6.13%, 02/15/33		125	155,037
General Dynamics Corp.
3.60%, 11/15/42	(Call 05/15/42)	26	23,709
Lockheed Martin Corp.
3.80%, 03/01/45	(Call 09/01/44)	70	61,493
4.07%, 12/15/42		117	107,875
Northrop Grumman Corp.
4.75%, 06/01/43		50	49,975
Northrop Grumman Systems Corp.
7.75%, 02/15/31		71	93,736
Raytheon Co.
4.20%, 12/15/44	(Call 06/15/44)	25	24,696
4.88%, 10/15/40		76	81,902
Rockwell Collins Inc.
4.80%, 12/15/43	(Call 06/15/43)	50	53,750
United Technologies Corp.
4.50%, 06/01/42		280	282,475
6.70%, 08/01/28		100	129,369

			1,064,017
AGRICULTURE — 0.80%
Altria Group Inc.
5.38%, 01/31/44		160	166,734
10.20%, 02/06/39		46	73,912
Archer-Daniels-Midland Co.
4.02%, 04/16/43		100	96,327
4.54%, 03/26/42		25	26,157
Lowe’s Companies Inc.
4.25%, 09/15/44	(Call 03/15/44)	100	97,668
Philip Morris International Inc.
4.50%, 03/20/42		221	217,867
4.88%, 11/15/43		50	52,134
Reynolds American Inc.
4.75%, 11/01/42		25	23,224
5.85%, 08/15/45	(Call 02/12/45)	120	129,164
7.00%, 08/04/41[b]		25	28,656
7.25%, 06/15/37		76	90,661

			1,002,504

Security		Principal (000s)	Value
AIRLINES — 0.20%
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28		$125	$120,625
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[a]		25	25,312
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28		100	99,750

			245,687
APPAREL — 0.07%
NIKE Inc.
3.63%, 05/01/43	(Call 11/01/42)	50	45,758
Nine West Holdings Inc.
6.13%, 11/15/34		10	2,800
VF Corp.
6.45%, 11/01/37		26	33,440

			81,998
AUTO MANUFACTURERS — 0.43%
Daimler Finance North America LLC
8.50%, 01/18/31		51	74,457
Ford Motor Co.
6.63%, 10/01/28		100	114,413
7.40%, 11/01/46		20	25,126
7.45%, 07/16/31		135	169,351
General Motors Co.
5.00%, 04/01/35		25	23,532
5.20%, 04/01/45		50	46,830
6.25%, 10/02/43		75	80,269

			533,978
AUTO PARTS & EQUIPMENT — 0.09%
Goodyear Tire & Rubber Co. (The)
7.00%, 03/15/28		25	26,250
Johnson Controls Inc.
4.63%, 07/02/44	(Call 01/02/44)	75	66,619
5.25%, 12/01/41	(Call 06/01/41)[a]	26	25,125

			117,994
BANKS — 4.90%
Bank of America Corp.
4.25%, 10/22/26		210	206,312
5.00%, 01/21/44		355	373,718
5.88%, 02/07/42[a]		50	58,309

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series L
4.75%, 04/21/45[a]		$50	$47,757
Bank One Corp.
7.63%, 10/15/26		90	114,839
Barclays Bank PLC
6.86%, 09/29/49	(Call 06/15/32)[b,c]	25	28,250
Citigroup Inc.
4.30%, 11/20/26[a]		50	49,553
4.65%, 07/30/45		300	299,854
5.30%, 05/06/44		75	78,723
5.50%, 09/13/25		75	81,944
8.13%, 07/15/39		100	144,850
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41		160	174,999
Dresdner Funding Trust I
8.15%, 06/30/31	(Call 06/30/29)[b]	100	124,875
Fifth Third Bancorp
8.25%, 03/01/38		50	70,999
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44	(Call 01/08/44)	200	201,450
5.15%, 05/22/45[a]		100	98,750
5.95%, 01/15/27		205	229,261
6.13%, 02/15/33		80	94,712
6.45%, 05/01/36		230	263,182
6.75%, 10/01/37		28	33,316
HBOS PLC
6.00%, 11/01/33[b]		60	66,606
HSBC Capital Funding LP/Jersey
10.18%, 12/29/49	(Call 06/30/30)[b,c]	100	150,000
HSBC Holdings PLC
6.10%, 01/14/42		20	24,757
6.50%, 05/02/36		200	232,879
6.80%, 06/01/38		200	244,125
JPMorgan Chase & Co.
4.13%, 12/15/26		25	24,763
4.85%, 02/01/44[a]		70	73,641
4.95%, 06/01/45		50	49,820
5.60%, 07/15/41		40	45,927
6.40%, 05/15/38		325	406,182
KfW
0.00%, 04/18/36		75	38,829
0.01%, 06/29/37		117	58,302

Security		Principal (000s)	Value
Morgan Stanley
3.95%, 04/23/27		$40	$38,157
4.30%, 01/27/45		100	93,917
5.00%, 11/24/25		125	131,738
6.38%, 07/24/42[a]		101	123,776
7.25%, 04/01/32		150	195,493
Northern Trust Corp.
3.95%, 10/30/25		50	51,688
RBS Capital Trust II
6.43%, 12/29/49	(Call 01/03/34)[c]	25	27,625
Regions Financial Corp.
7.38%, 12/10/37		50	61,632
Royal Bank of Scotland Group PLC
7.65%, 12/31/49	(Call 09/30/31)[c]	25	31,250
Standard Chartered Bank
8.00%, 05/30/31[b]		100	130,353
Standard Chartered PLC
7.01%, 07/29/49	(Call 07/30/37)[a,b,c]	100	109,750
UBS AG/Stamford CT
7.75%, 09/01/26		100	127,945
Wachovia Corp.
5.50%, 08/01/35		40	44,147
Wells Fargo & Co.
3.90%, 05/01/45		50	45,779
4.10%, 06/03/26		225	225,746
5.38%, 11/02/43[a]		50	53,902
5.61%, 01/15/44[a]		250	278,004
Wells Fargo Capital X
5.95%, 12/01/86		175	175,875

			6,138,261
BEVERAGES — 0.78%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44[a]		20	20,292
Anheuser-Busch InBev Worldwide Inc.
6.38%, 01/15/40		20	25,194
8.20%, 01/15/39		225	334,996
Brown-Forman Corp.
4.50%, 07/15/45	(Call 01/15/45)	50	51,294
Diageo Capital PLC
5.88%, 09/30/36		75	87,560
Diageo Investment Corp.
4.25%, 05/11/42[a]		7	6,790

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Dr Pepper Snapple Group Inc.
7.45%, 05/01/38		$10	$13,478
FBG Finance Pty Ltd.
5.88%, 06/15/35[b]		100	117,981
Heineken NV
4.00%, 10/01/42[b]		24	21,716
Molson Coors Brewing Co.
5.00%, 05/01/42		51	48,388
PepsiCo Inc.
3.60%, 08/13/42		100	87,260
4.60%, 07/17/45	(Call 01/17/45)	50	51,280
5.50%, 01/15/40		100	114,821

			981,050
BIOTECHNOLOGY — 0.56%
Amgen Inc.
5.15%, 11/15/41	(Call 05/15/41)	20	20,393
5.38%, 05/15/43	(Call 11/15/42)	224	234,250
5.65%, 06/15/42	(Call 12/15/41)	25	27,195
6.38%, 06/01/37		50	58,733
6.40%, 02/01/39		75	88,662
Celgene Corp.
4.63%, 05/15/44	(Call 11/15/43)	75	70,053
Gilead Sciences Inc.
4.50%, 02/01/45	(Call 08/01/44)	170	168,289
4.80%, 04/01/44	(Call 10/01/43)	15	15,439
5.65%, 12/01/41	(Call 06/01/41)	14	15,763

			698,777
BUILDING MATERIALS — 0.13%
Holcim Capital Corp. Ltd.
6.88%, 09/29/39[a,b]		25	30,746
Lafarge SA
7.13%, 07/15/36		25	30,383
Masco Corp.
7.75%, 08/01/29		25	28,000
Owens Corning
7.00%, 12/01/36		25	28,327
Vulcan Materials Co.
4.50%, 04/01/25	(Call 01/01/25)	50	49,125

			166,581
CHEMICALS — 0.97%
Agrium Inc.
6.13%, 01/15/41	(Call 07/15/40)	100	112,929

Security		Principal (000s)	Value
Ashland Inc.
6.88%, 05/15/43	(Call 02/15/43)	$25	$25,250
CF Industries Inc.
5.15%, 03/15/34		100	96,606
Dow Chemical Co. (The)
4.25%, 10/01/34	(Call 04/01/34)	20	18,300
4.38%, 11/15/42	(Call 05/15/42)[a]	50	44,879
7.38%, 11/01/29		75	95,116
9.40%, 05/15/39		86	126,444
Eastman Chemical Co.
4.65%, 10/15/44	(Call 04/15/44)	25	23,581
4.80%, 09/01/42	(Call 03/01/42)	26	24,963
Ecolab Inc.
5.50%, 12/08/41		36	40,359
EI du Pont de Nemours & Co.
4.15%, 02/15/43		50	47,311
6.50%, 01/15/28		50	61,545
LYB International Finance BV
4.88%, 03/15/44	(Call 09/15/43)	155	148,373
Monsanto Co.
4.20%, 07/15/34	(Call 01/15/34)	20	18,304
4.40%, 07/15/44	(Call 01/15/44)	140	125,992
Mosaic Co. (The)
5.63%, 11/15/43	(Call 05/15/43)	75	79,158
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]		46	50,144
PPG Industries Inc.
5.50%, 11/15/40[a]		25	28,162
Valspar Corp. (The)
4.40%, 02/01/45	(Call 08/01/44)	50	45,453

			1,212,869
COAL — 0.01%
Peabody Energy Corp.
7.88%, 11/01/26		25	6,688

			6,688
COMMERCIAL SERVICES — 0.43%
ADT Corp. (The)
4.88%, 07/15/42		35	27,300
Catholic Health Initiatives
4.35%, 11/01/42		75	67,999
DP World Ltd.
6.85%, 07/02/37[b]		100	107,625

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
ERAC USA Finance LLC
4.50%, 02/15/45	(Call 08/15/44)[b]	$20	$18,350
5.63%, 03/15/42[b]		25	26,751
7.00%, 10/15/37[b]		75	91,961
Leidos Holdings Inc. Series 1
5.95%, 12/01/40	(Call 06/01/40)	25	23,738
Leidos Inc.
5.50%, 07/01/33		25	23,869
Massachusetts Institute of Technology
4.68%, 07/01/14		75	78,049
McGraw Hill Financial Inc.
4.40%, 02/15/26	(Call 11/15/25)[b]	50	50,037
Western Union Co. (The)
6.20%, 11/17/36[a]		26	25,419

			541,098
COMPUTERS — 0.53%
Apple Inc.
3.45%, 02/09/45		135	113,496
3.85%, 05/04/43[a]		80	72,723
4.38%, 05/13/45		140	138,435
Dell Inc.
6.50%, 04/15/38		25	22,125
7.10%, 04/15/28		25	25,000
Hewlett-Packard Co.
6.00%, 09/15/41		76	75,771
International Business Machines Corp.
5.60%, 11/30/39		139	158,229
7.00%, 10/30/25		25	32,054
Seagate HDD Cayman
5.75%, 12/01/34	(Call 06/01/34)[b]	30	28,354

			666,187
COSMETICS & PERSONAL CARE — 0.16%
Avon Products Inc.
7.70%, 03/15/43		25	19,000
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42		26	23,552
4.38%, 06/15/45	(Call 12/15/44)	25	25,131
Procter & Gamble Co. (The)
5.55%, 03/05/37		64	76,740
5.80%, 08/15/34		50	61,179

			205,602

Security		Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 1.49%
Ally Financial Inc.
8.00%, 11/01/31		$125	$149,147
American Express Co.
4.05%, 12/03/42[a]		50	46,537
Blackstone Holdings Finance Co. LLC
5.00%, 06/15/44[b]		25	25,405
Carlyle Holdings II Finance LLC
5.63%, 03/30/43[b]		50	53,221
CME Group Inc./IL
5.30%, 09/15/43	(Call 03/15/43)	50	55,326
Credit Suisse USA Inc.
7.13%, 07/15/32		66	86,391
FMR LLC
7.57%, 06/15/29[b]		100	134,808
General Electric Capital Corp.
5.88%, 01/14/38[a]		285	343,848
Series A
6.75%, 03/15/32		590	772,838
Goldman Sachs Capital I
6.35%, 02/15/34		23	26,419
Invesco Finance PLC
5.38%, 11/30/43		25	27,652
Jefferies Group LLC
6.25%, 01/15/36		40	38,688
Legg Mason Inc.
5.63%, 01/15/44		50	51,674
National Rural Utilities Cooperative Finance Corp.
Series C
8.00%, 03/01/32		26	35,984
Navient Corp.
5.63%, 08/01/33		25	17,000

			1,864,938
ELECTRIC — 6.37%
Abu Dhabi National Energy Co. PJSC
6.50%, 10/27/36[b]		100	120,850
Alabama Power Co.
3.75%, 03/01/45	(Call 09/01/44)	25	22,168
4.15%, 08/15/44	(Call 02/15/44)	185	174,780
6.00%, 03/01/39		50	60,050
Appalachian Power Co.
7.00%, 04/01/38		11	13,970

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series L
5.80%, 10/01/35		$50	$56,446
Series P
6.70%, 08/15/37		100	124,935
Arizona Public Service Co.
4.50%, 04/01/42	(Call 10/01/41)	51	51,683
Berkshire Hathaway Energy Co.
4.50%, 02/01/45	(Call 08/01/44)	25	24,312
6.13%, 04/01/36		404	476,854
6.50%, 09/15/37		50	61,304
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	(Call 02/01/42)	15	13,341
4.50%, 04/01/44	(Call 10/01/43)	50	51,514
Cleco Power LLC
6.00%, 12/01/40		25	28,394
CMS Energy Corp.
4.88%, 03/01/44	(Call 09/01/43)	50	50,863
Consolidated Edison Co. of New York Inc.
3.95%, 03/01/43	(Call 09/01/42)	50	46,110
4.63%, 12/01/54	(Call 06/01/54)	120	116,445
Series 08-B
6.75%, 04/01/38		85	109,186
Dominion Gas Holdings LLC
4.80%, 11/01/43	(Call 05/01/43)	50	48,036
Dominion Resources Inc./VA
7.00%, 06/15/38		100	123,971
Series C
4.90%, 08/01/41	(Call 02/01/41)	30	30,248
Series F
5.25%, 08/01/33		100	105,452
DTE Electric Co.
3.70%, 03/15/45	(Call 09/15/44)	25	22,532
4.30%, 07/01/44	(Call 01/01/44)	100	99,295
Duke Energy Carolinas LLC
6.10%, 06/01/37		38	46,119
Series A
6.00%, 12/01/28		50	60,370
Duke Energy Florida LLC
6.40%, 06/15/38		100	128,370
Duke Energy Progress LLC
4.20%, 08/15/45	(Call 02/15/45)	25	24,945
4.38%, 03/30/44	(Call 09/30/43)	220	222,928

Security		Principal (000s)	Value
E.ON International Finance BV
6.65%, 04/30/38[b]		$50	$60,224
Electricite de France SA
4.88%, 01/22/44[b]		190	196,959
6.95%, 01/26/39[b]		25	32,948
Enel Finance International NV
6.00%, 10/07/39[b]		100	115,588
Entergy Louisiana LLC
4.95%, 01/15/45	(Call 01/15/25)	50	49,993
Exelon Corp.
5.63%, 06/15/35		225	239,802
Exelon Generation Co. LLC
6.25%, 10/01/39		50	52,946
FirstEnergy Corp. Series C
7.38%, 11/15/31		50	59,847
FirstEnergy Solutions Corp.
6.80%, 08/15/39		30	30,024
FirstEnergy Transmission LLC
5.45%, 07/15/44	(Call 01/15/44)[b]	50	51,756
Florida Power & Light Co.
4.05%, 06/01/42	(Call 12/01/41)	125	123,727
4.05%, 10/01/44	(Call 04/01/44)	50	48,641
4.13%, 02/01/42	(Call 08/01/41)[a]	50	49,225
5.63%, 04/01/34		90	106,135
Georgia Power Co.
4.30%, 03/15/42		90	80,277
Great River Energy
6.25%, 07/01/38[b]		50	61,276
Hydro-Quebec
9.38%, 04/15/30		50	80,580
Interstate Power & Light Co.
6.25%, 07/15/39		25	31,178
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42		24	25,750
Kansas City Power & Light Co.
5.30%, 10/01/41	(Call 04/01/41)	31	33,543
Korea Electric Power Corp.
5.13%, 04/23/34[b]		50	56,833
Majapahit Holding BV
7.88%, 06/29/37[d]		100	110,000
Massachusetts Electric Co.
5.90%, 11/15/39[b]		50	60,173

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Monongahela Power Co.
5.40%, 12/15/43	(Call 06/15/43)[b]	$100	$109,288
Nevada Power Co.
Series R
6.75%, 07/01/37		25	32,057
Niagara Mohawk Power Corp.
4.28%, 10/01/34	(Call 04/01/34)[b]	50	50,304
NiSource Finance Corp.
4.80%, 02/15/44	(Call 08/15/43)	45	45,256
5.95%, 06/15/41	(Call 12/15/40)	56	64,711
Northern States Power Co./MN
3.40%, 08/15/42	(Call 02/15/42)	51	44,883
NSTAR Electric Co.
4.40%, 03/01/44	(Call 09/01/43)	75	76,057
Oglethorpe Power Corp.
4.55%, 06/01/44		25	24,438
5.25%, 09/01/50		51	53,596
Oklahoma Gas & Electric Co.
4.55%, 03/15/44	(Call 09/15/43)	50	51,259
Oncor Electric Delivery Co. LLC
5.30%, 06/01/42	(Call 12/01/41)	20	21,981
7.25%, 01/15/33		120	156,170
Pacific Gas & Electric Co.
3.75%, 08/15/42	(Call 02/15/42)	65	57,964
4.45%, 04/15/42	(Call 10/15/41)	26	25,708
6.05%, 03/01/34		225	269,656
6.25%, 03/01/39		70	85,419
PacifiCorp
6.00%, 01/15/39		45	54,898
PECO Energy Co.
4.15%, 10/01/44	(Call 04/01/44)	100	97,638
Potomac Electric Power Co.
4.15%, 03/15/43	(Call 09/15/42)	45	43,403
6.50%, 11/15/37		15	19,127
PPL Capital Funding Inc.
5.00%, 03/15/44	(Call 09/15/43)	150	154,763
Progress Energy Inc.
6.00%, 12/01/39		50	59,564
7.75%, 03/01/31		100	133,008
Public Service Co. of Colorado
3.60%, 09/15/42	(Call 03/15/42)	125	113,080
4.30%, 03/15/44	(Call 09/15/43)	95	95,885

Security		Principal (000s)	Value
Public Service Electric & Gas Co.
3.65%, 09/01/42	(Call 03/01/42)	$75	$68,231
3.80%, 01/01/43	(Call 07/01/42)[a]	26	24,226
4.05%, 05/01/45	(Call 11/01/44)[a]	20	19,352
Series D
5.25%, 07/01/35		50	56,488
Puget Sound Energy Inc.
4.43%, 11/15/41	(Call 05/15/41)	50	50,933
5.64%, 04/15/41	(Call 10/15/40)	31	36,836
5.76%, 10/01/39		50	60,073
San Diego Gas & Electric Co.
3.95%, 11/15/41		50	47,848
Saudi Electricity Global Sukuk Co. 2
5.06%, 04/08/43[d]		200	190,000
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	26	25,039
4.50%, 06/01/64	(Call 12/01/63)	50	45,932
6.05%, 01/15/38		51	59,738
Southern California Edison Co.
4.05%, 03/15/42	(Call 09/15/41)	76	72,976
4.65%, 10/01/43	(Call 04/01/43)	45	47,283
6.65%, 04/01/29		50	63,170
Series 08-A
5.95%, 02/01/38		16	19,530
Series C
3.60%, 02/01/45	(Call 08/01/44)	125	111,301
Southwestern Electric Power Co.
3.90%, 04/01/45	(Call 10/01/44)	20	17,477
State Grid Overseas Investment 2013 Ltd.
4.38%, 05/22/43[b]		200	196,323
Talen Energy Supply LLC
6.00%, 12/15/36		25	19,000
Tampa Electric Co.
4.35%, 05/15/44	(Call 11/15/43)	50	50,218
Tri-State Generation & Transmission Association Inc.
6.00%, 06/15/40[b]		25	29,879
Union Electric Co.
3.90%, 09/15/42	(Call 03/15/42)	115	107,813
Virginia Electric & Power Co.
4.45%, 02/15/44	(Call 08/15/43)	75	76,415
8.88%, 11/15/38		20	31,357

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Westar Energy Inc.
4.10%, 04/01/43	(Call 10/01/42)	$50	$48,449
4.13%, 03/01/42	(Call 09/01/41)	26	25,313
Wisconsin Electric Power Co.
3.65%, 12/15/42	(Call 06/15/42)[a]	26	23,639
4.25%, 06/01/44	(Call 12/01/43)	50	49,893
Wisconsin Power & Light Co.
6.38%, 08/15/37		50	63,457
Wisconsin Public Service Corp.
4.75%, 11/01/44	(Call 05/01/44)	25	26,968

			7,978,166
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
6.00%, 08/15/32		50	59,870
6.13%, 04/15/39		3	3,733

			63,603
ELECTRONICS — 0.19%
Honeywell International Inc.
5.38%, 03/01/41		75	88,153
5.70%, 03/15/37		25	29,991
Koninklijke Philips NV
5.00%, 03/15/42		45	42,947
6.88%, 03/11/38		20	22,980
Thermo Fisher Scientific Inc.
5.30%, 02/01/44	(Call 08/01/43)	50	52,298

			236,369
ENERGY – ALTERNATE SOURCES — 0.09%
Topaz Solar Farms LLC
5.75%, 09/30/39[a,b]		100	114,403

			114,403
ENGINEERING & CONSTRUCTION — 0.15%
ABB Finance USA Inc.
4.38%, 05/08/42		66	64,294
Odebrecht Finance Ltd.
5.25%, 06/27/29[d]		200	126,000

			190,294
ENVIRONMENTAL CONTROL — 0.10%
Republic Services Inc.
5.70%, 05/15/41	(Call 11/15/40)	51	57,321
Waste Management Inc.
4.10%, 03/01/45	(Call 09/01/44)	75	68,721

			126,042

Security		Principal (000s)	Value
FOOD — 1.05%
Campbell Soup Co.
3.80%, 08/02/42		$26	$22,294
Cargill Inc.
4.10%, 11/01/42[b]		100	94,951
ConAgra Foods Inc.
4.65%, 01/25/43	(Call 07/25/42)	74	64,274
8.25%, 09/15/30		25	33,673
Delhaize Group
5.70%, 10/01/40		50	52,096
General Mills Inc.
4.15%, 02/15/43	(Call 08/15/42)	50	46,935
5.40%, 06/15/40		25	27,378
JM Smucker Co. (The)
4.25%, 03/15/35[b]		50	47,004
Kellogg Co. Series B
7.45%, 04/01/31		56	70,777
Kraft Foods Group Inc.
5.00%, 06/04/42		149	151,582
6.88%, 01/26/39		50	60,926
Kraft Heinz Foods Co.
5.00%, 07/15/35	(Call 01/15/35)[a,b]	25	25,775
6.75%, 03/15/32		25	28,240
7.13%, 08/01/39[b]		50	61,428
Kroger Co. (The)
5.15%, 08/01/43	(Call 02/01/43)	25	26,354
5.40%, 07/15/40	(Call 01/15/40)	25	27,243
6.90%, 04/15/38		26	32,552
7.50%, 04/01/31		50	63,588
Mondelez International Inc.
6.50%, 02/09/40		50	60,569
Safeway Inc.
7.25%, 02/01/31[a]		25	24,500
Sysco Corp.
5.38%, 09/21/35		36	40,941
Tesco PLC
6.15%, 11/15/37[b]		100	97,291
Tyson Foods Inc.
4.88%, 08/15/34	(Call 02/15/34)	50	49,592
Unilever Capital Corp.
5.90%, 11/15/32		80	102,929

			1,312,892

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.28%
Domtar Corp.
6.75%, 02/15/44	(Call 08/15/43)	$50	$52,988
Georgia-Pacific LLC
7.75%, 11/15/29		91	121,773
International Paper Co.
4.80%, 06/15/44	(Call 12/15/43)	50	46,030
7.30%, 11/15/39		81	96,775
Westvaco Corp.
8.20%, 01/15/30		26	34,292

			351,858
GAS — 0.37%
AGL Capital Corp.
4.40%, 06/01/43	(Call 12/01/42)	25	24,438
5.88%, 03/15/41	(Call 09/15/40)	56	65,690
Atmos Energy Corp.
5.50%, 06/15/41	(Call 12/15/40)	75	85,723
Boston Gas Co.
4.49%, 02/15/42[b]		25	25,364
KeySpan Corp.
5.80%, 04/01/35		50	56,027
ONE Gas Inc.
4.66%, 02/01/44	(Call 08/01/43)	50	52,285
Sempra Energy
6.00%, 10/15/39		60	69,343
Southern California Gas Co.
3.75%, 09/15/42	(Call 03/15/42)	40	37,151
Southwest Gas Corp.
4.88%, 10/01/43	(Call 04/01/43)	50	52,192

			468,213
HEALTH CARE – PRODUCTS — 0.72%
Becton Dickinson and Co.
4.69%, 12/15/44	(Call 06/15/44)	100	98,627
5.00%, 11/12/40		25	25,567
Boston Scientific Corp.
7.38%, 01/15/40		50	61,774
Covidien International Finance SA
6.55%, 10/15/37		61	76,976
Hospira Inc.
5.60%, 09/15/40	(Call 03/15/40)	25	27,130
Medtronic Inc.
4.38%, 03/15/35		300	297,357
4.50%, 03/15/42	(Call 09/15/41)	40	39,739

Security		Principal (000s)	Value
4.63%, 03/15/45		$70	$71,158
St. Jude Medical Inc.
4.75%, 04/15/43	(Call 10/15/42)	50	48,189
Stryker Corp.
4.38%, 05/15/44	(Call 11/15/43)	50	49,052
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35	(Call 02/15/35)	50	46,234
5.75%, 11/30/39		50	54,176

			895,979
HEALTH CARE – SERVICES — 1.05%
Aetna Inc.
4.75%, 03/15/44	(Call 09/15/43)	50	50,055
6.75%, 12/15/37		75	93,768
Anthem Inc.
4.65%, 01/15/43		121	113,980
5.10%, 01/15/44		125	126,065
Cigna Corp.
5.38%, 02/15/42	(Call 08/15/41)	75	79,710
HCA Inc.
7.50%, 11/06/33		25	27,125
7.50%, 11/15/95		10	9,800
Humana Inc.
4.63%, 12/01/42	(Call 06/01/42)	71	67,637
Kaiser Foundation Hospitals
4.88%, 04/01/42		50	53,350
Laboratory Corp. of America Holdings
4.70%, 02/01/45	(Call 08/01/44)	50	45,602
Quest Diagnostics Inc.
5.75%, 01/30/40		45	46,543
Roche Holdings Inc.
4.00%, 11/28/44	(Call 05/28/44)[b]	200	196,960
Tenet Healthcare Corp.
6.88%, 11/15/31		25	23,125
UnitedHealth Group Inc.
4.25%, 03/15/43	(Call 09/15/42)	150	144,966
4.63%, 11/15/41	(Call 05/15/41)	20	20,247
4.75%, 07/15/45		100	105,051
5.80%, 03/15/36		46	53,669
6.88%, 02/15/38		41	54,023

			1,311,676
HOLDING COMPANIES – DIVERSIFIED — 0.11%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]		100	134,992

			134,992

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
HOME BUILDERS — 0.06%
MDC Holdings Inc.
6.00%, 01/15/43	(Call 10/15/42)	$25	$21,250
PulteGroup Inc.
6.38%, 05/15/33		25	26,000
7.88%, 06/15/32		25	28,938

			76,188
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
5.30%, 03/01/41		50	57,336
6.63%, 08/01/37		25	32,801

			90,137
INSURANCE — 2.94%
ACE INA Holdings Inc.
4.15%, 03/13/43		50	47,307
Aflac Inc.
6.45%, 08/15/40		51	61,952
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	50	47,816
Allstate Corp. (The)
4.50%, 06/15/43		95	94,356
American International Group Inc.
4.50%, 07/16/44	(Call 01/16/44)[a]	20	19,058
6.25%, 05/01/36		270	321,223
Aon Corp.
6.25%, 09/30/40		100	118,670
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		50	50,753
AXA SA
8.60%, 12/15/30		101	133,320
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]		100	94,383
5.75%, 01/15/40[a]		35	40,226
Chubb Corp. (The)
6.00%, 05/11/37		31	37,431
6.50%, 05/15/38		45	57,618
Cincinnati Financial Corp.
6.92%, 05/15/28		25	31,355
Farmers Exchange Capital III
5.45%, 10/15/54	(Call 10/15/34)[b,c]	70	69,308
GE Global Insurance Holding Corp.
7.00%, 02/15/26		25	31,847

Security		Principal (000s)	Value
Genworth Holdings Inc.
6.50%, 06/15/34		$25	$19,750
Guardian Life Insurance Co. of America (The)
7.38%, 09/30/39[b]		50	64,139
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43[a]		75	71,018
Liberty Mutual Group Inc.
4.85%, 08/01/44[b]		150	142,964
7.80%, 03/07/87[b]		75	87,375
Lincoln National Corp.
7.00%, 06/15/40		45	57,379
Loews Corp.
4.13%, 05/15/43	(Call 11/15/42)	50	44,906
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65[b]		50	45,532
8.88%, 06/01/39[b]		44	65,939
MetLife Inc.
4.05%, 03/01/45[a]		35	32,481
4.13%, 08/13/42[a]		40	37,417
4.88%, 11/13/43		130	136,394
6.38%, 06/15/34		100	124,142
6.40%, 12/15/66	(Call 12/15/31)	100	109,500
10.75%, 08/01/69	(Call 08/01/34)	25	39,250
Nationwide Financial Services Inc.
5.30%, 11/18/44[b]		50	50,456
Nationwide Mutual Insurance Co.
9.38%, 08/15/39[b]		50	74,457
New York Life Insurance Co.
6.75%, 11/15/39[b]		80	103,919
Northwestern Mutual Life Insurance Co. (The)
6.06%, 03/30/40[b]		100	118,919
Pacific Life Insurance Co.
9.25%, 06/15/39[b]		75	113,080
Principal Financial Group Inc.
4.35%, 05/15/43		76	70,864
Progressive Corp. (The)
4.35%, 04/25/44		75	73,280
Provident Financing Trust I
7.41%, 03/15/38		25	28,875

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Prudential Financial Inc.
4.60%, 05/15/44[a]		$25	$24,365
5.70%, 12/14/36		75	83,796
Series B
5.75%, 07/15/33		26	29,299
Series D
6.63%, 12/01/37		121	148,836
Swiss Re Treasury U.S. Corp.
4.25%, 12/06/42[b]		25	24,067
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44[b]		145	147,886
6.85%, 12/16/39[a,b]		26	32,490
Travelers Companies Inc. (The)
4.60%, 08/01/43		25	25,624
6.25%, 06/15/37		101	125,491
WR Berkley Corp.
4.75%, 08/01/44		25	23,891
XLIT Ltd.
5.25%, 12/15/43		20	20,773
6.25%, 05/15/27		25	29,266

			3,684,443
INTERNET — 0.15%
Amazon.com Inc.
4.95%, 12/05/44	(Call 06/05/44)	150	149,925
eBay Inc.
4.00%, 07/15/42	(Call 01/15/42)	51	38,729

			188,654
IRON & STEEL — 0.37%
Allegheny Ludlum Corp.
6.95%, 12/15/25		10	8,950
ArcelorMittal
7.50%, 03/01/41		50	45,875
7.75%, 10/15/39[a]		50	46,375
Cliffs Natural Resources Inc.
7.75%, 03/31/20	(Call 03/31/17)[b]	39	15,600
Nucor Corp.
5.20%, 08/01/43	(Call 02/01/43)	25	25,504
6.40%, 12/01/37		25	28,952
U.S. Steel Corp.
6.65%, 06/01/37		25	19,250
Vale Overseas Ltd.
6.88%, 11/21/36		236	201,766

Security		Principal (000s)	Value
6.88%, 11/10/39		$25	$21,206
8.25%, 01/17/34		50	49,560

			463,038
LEISURE TIME — 0.04%
Harley-Davidson Inc.
4.63%, 07/28/45	(Call 01/28/45)	50	49,062

			49,062
MACHINERY — 0.27%
Caterpillar Inc.
3.80%, 08/15/42		203	184,189
Cummins Inc.
4.88%, 10/01/43	(Call 04/01/43)	50	51,794
Deere & Co.
3.90%, 06/09/42	(Call 12/09/41)	76	71,157
5.38%, 10/16/29		26	30,659

			337,799
MANUFACTURING — 0.64%
3M Co.
3.88%, 06/15/44		45	43,349
5.70%, 03/15/37		16	19,475
American Water Capital Corp.
4.30%, 09/01/45	(Call 03/01/45)	25	24,738
Dover Corp.
5.38%, 03/01/41	(Call 12/01/40)	66	76,054
Eaton Corp.
4.00%, 11/02/32		105	100,425
General Electric Co.
4.13%, 10/09/42[a]		180	171,850
Illinois Tool Works Inc.
3.90%, 09/01/42	(Call 03/01/42)	25	23,401
4.88%, 09/15/41	(Call 03/15/41)	44	47,308
Parker-Hannifin Corp.
4.20%, 11/21/34	(Call 05/21/34)	70	70,514
Siemens Financieringsmaatschappij NV
4.40%, 05/27/45[b]		100	100,091
6.13%, 08/17/26[b]		100	120,253

			797,458
MEDIA — 3.26%
21st Century Fox America Inc.
4.75%, 09/15/44	(Call 03/15/44)[a]	200	192,001
5.40%, 10/01/43		75	78,649
6.40%, 12/15/35		50	57,511

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
6.65%, 11/15/37		$61	$71,643
7.75%, 12/01/45		30	40,487
Belo Corp.
7.75%, 06/01/27		25	27,250
CBS Corp.
4.00%, 01/15/26	(Call 10/15/25)	25	24,374
4.85%, 07/01/42	(Call 01/01/42)	70	64,176
7.88%, 07/30/30		50	64,236
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%, 05/01/27	(Call 05/01/21)[a,b]	75	73,500
CCO Safari II LLC
6.83%, 10/23/55	(Call 04/23/55)[b]	150	151,059
Comcast Corp.
4.20%, 08/15/34	(Call 02/15/34)	280	272,396
4.25%, 01/15/33		350	342,706
4.65%, 07/15/42		80	81,319
4.75%, 03/01/44		275	285,403
Cox Communications Inc.
4.80%, 02/01/35	(Call 08/01/34)[b]	100	89,174
8.38%, 03/01/39[b]		70	86,771
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42		50	46,435
6.00%, 08/15/40	(Call 05/15/40)	142	145,839
Discovery Communications LLC
4.88%, 04/01/43		45	39,066
6.35%, 06/01/40		50	52,283
Grupo Televisa SAB
6.63%, 01/15/40		71	79,157
Historic TW Inc.
6.63%, 05/15/29		315	379,252
iHeartCommunications Inc.
7.25%, 10/15/27		25	17,875
Knight Ridder Inc.
6.88%, 03/15/29		10	5,800
Liberty Interactive LLC
8.25%, 02/01/30		50	50,750
TCI Communications Inc.
7.88%, 02/15/26		100	134,157
Thomson Reuters Corp.
5.85%, 04/15/40		75	81,800
Time Warner Cable Inc.
4.50%, 09/15/42	(Call 03/15/42)	50	40,067

Security		Principal (000s)	Value
6.75%, 06/15/39		$165	$169,882
7.30%, 07/01/38		70	74,418
Time Warner Entertainment Co. LP
8.38%, 07/15/33		100	119,723
Time Warner Inc.
4.65%, 06/01/44	(Call 12/01/43)	50	46,888
6.10%, 07/15/40		164	181,451
7.70%, 05/01/32		51	65,947
Viacom Inc.
5.25%, 04/01/44	(Call 10/01/43)	100	85,657
6.88%, 04/30/36		136	142,966
Walt Disney Co. (The)
4.13%, 06/01/44[a]		50	48,299
7.00%, 03/01/32		16	22,011
Series E
4.13%, 12/01/41		50	49,382

			4,081,760

METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
3.90%, 01/15/43	(Call 07/15/42)	50	46,022

			46,022

MINING — 1.13%
Alcoa Inc.
5.95%, 02/01/37		25	24,281
6.75%, 01/15/28		50	53,250
Barrick North America Finance LLC
7.50%, 09/15/38		75	73,844
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39		96	79,576
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42		51	45,710
5.00%, 09/30/43		70	71,895
6.42%, 03/01/26		50	59,108
Corp. Nacional del Cobre Chile
5.63%, 10/18/43[d]		200	198,411
Freeport-McMoRan Inc.
5.40%, 11/14/34	(Call 05/14/34)	50	36,000
5.45%, 03/15/43	(Call 09/15/42)[a]	70	50,050
Glencore Finance Canada Ltd.
5.55%, 10/25/42[b]		50	40,515
6.90%, 11/15/37[b]		24	22,790
Goldcorp Inc.
5.45%, 06/09/44	(Call 12/09/43)	50	43,827

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Newcrest Finance Pty Ltd.
5.75%, 11/15/41[b]		$50	$38,436
Newmont Mining Corp.
6.25%, 10/01/39		101	89,123
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40		125	125,116
7.13%, 07/15/28		70	86,242
Southern Copper Corp.
5.25%, 11/08/42		210	168,945
Teck Resources Ltd.
5.40%, 02/01/43	(Call 08/01/42)	100	65,500
6.25%, 07/15/41	(Call 01/15/41)	56	38,080

			1,410,699

OFFICE & BUSINESS EQUIPMENT — 0.04%
Xerox Corp.
4.80%, 03/01/35[a]		30	27,498
6.75%, 12/15/39[a]		25	27,920

			55,418

OIL & GAS — 5.23%
Anadarko Finance Co.
7.50%, 05/01/31		71	86,258
Anadarko Petroleum Corp.
4.50%, 07/15/44	(Call 01/15/44)	50	45,190
6.45%, 09/15/36		95	106,258
Apache Corp.
4.75%, 04/15/43	(Call 10/15/42)	100	90,816
5.10%, 09/01/40	(Call 03/01/40)	101	95,641
Apache Finance Canada Corp.
7.75%, 12/15/29		50	65,420
Canadian Natural Resources Ltd.
6.25%, 03/15/38		110	110,091
Cenovus Energy Inc.
6.75%, 11/15/39		126	130,697
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44		200	206,339
Conoco Funding Co.
7.25%, 10/15/31		100	128,027
ConocoPhillips
6.50%, 02/01/39		165	197,816
ConocoPhillips Co.
4.15%, 11/15/34	(Call 05/15/34)[a]	30	28,206
ConocoPhillips Holding Co.
6.95%, 04/15/29		150	187,971

Security		Principal (000s)	Value
Continental Resources Inc./OK
4.90%, 06/01/44	(Call 12/01/43)	$50	$37,105
Devon Energy Corp.
5.00%, 06/15/45	(Call 12/15/44)	25	23,799
5.60%, 07/15/41	(Call 01/15/41)	71	71,255
Devon Financing Corp. LLC
7.88%, 09/30/31		125	155,753
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	(Call 05/01/43)	44	31,348
5.70%, 10/15/39[a]		10	7,965
Ecopetrol SA
5.88%, 05/28/45		75	60,750
7.38%, 09/18/43		50	50,000
Encana Corp.
5.15%, 11/15/41	(Call 05/15/41)	101	82,387
6.50%, 08/15/34		26	24,406
6.50%, 02/01/38		50	46,430
Eni USA Inc.
7.30%, 11/15/27		25	30,587
Ensco PLC
5.75%, 10/01/44	(Call 04/01/44)	50	38,078
EOG Resources Inc.
3.90%, 04/01/35	(Call 10/01/34)	50	46,784
Exxon Mobil Corp.
3.57%, 03/06/45	(Call 09/06/44)[a]	50	45,921
Gazprom OAO Via Gaz Capital SA
4.95%, 02/06/28[d]		200	165,404
Hess Corp.
5.60%, 02/15/41		50	48,080
7.30%, 08/15/31		125	139,574
Husky Energy Inc.
6.80%, 09/15/37		10	10,788
KazMunayGas National Co. JSC
5.75%, 04/30/43[d]		200	155,848
Marathon Oil Corp.
6.60%, 10/01/37		75	78,644
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	55	48,381
6.50%, 03/01/41	(Call 09/01/40)	41	44,236
Motiva Enterprises LLC
6.85%, 01/15/40[b]		50	55,644
Newfield Exploration Co.
5.38%, 01/01/26	(Call 10/01/25)	25	23,250

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Nexen Energy ULC
6.40%, 05/15/37		$110	$129,551
Noble Energy Inc.
5.25%, 11/15/43	(Call 05/15/43)	75	67,926
6.00%, 03/01/41	(Call 09/01/40)	65	64,224
Noble Holding International Ltd.
5.25%, 03/15/42		25	16,503
6.20%, 08/01/40		26	18,628
Pertamina Persero PT
5.63%, 05/20/43[d]		200	165,750
Petrobras Global Finance BV
5.63%, 05/20/43		50	34,595
6.75%, 01/27/41		75	57,388
6.88%, 01/20/40		50	38,993
7.25%, 03/17/44		150	120,726
Petroleos de Venezuela SA
5.38%, 04/12/27[d]		150	50,100
5.50%, 04/12/37[d]		100	33,000
6.00%, 11/15/26[d]		175	58,625
9.75%, 05/17/35[d]		125	47,688
Petroleos Mexicanos
5.50%, 06/27/44		190	166,725
5.50%, 06/27/44[b]		100	87,500
5.63%, 01/23/46[b]		100	88,750
6.38%, 01/23/45		145	141,738
6.50%, 06/02/41[a]		200	199,250
6.63%, 06/15/35		100	102,000
Phillips 66
4.88%, 11/15/44	(Call 05/15/44)	150	142,863
5.88%, 05/01/42		26	28,148
PTT PCL
5.88%, 08/03/35[b]		100	106,237
Ras Laffan Liquefied Natural Gas Co. Ltd. III
6.33%, 09/30/27[b]		250	288,438
Rowan Companies Inc.
5.85%, 01/15/44	(Call 07/15/43)	50	35,302
Shell International Finance BV
4.38%, 05/11/45		140	138,435
5.50%, 03/25/40		86	98,107
6.38%, 12/15/38		191	239,358
Statoil ASA
3.95%, 05/15/43		225	210,139

Security		Principal (000s)	Value
Suncor Energy Inc.
6.50%, 06/15/38[a]		$150	$177,126
6.85%, 06/01/39		50	60,838
7.15%, 02/01/32		36	43,718
Talisman Energy Inc.
5.50%, 05/15/42	(Call 11/15/41)	26	21,467
6.25%, 02/01/38		66	59,119
Transocean Inc.
6.80%, 03/15/38		50	33,500
7.50%, 04/15/31		61	42,395
Valero Energy Corp.
6.63%, 06/15/37		96	105,806
10.50%, 03/15/39		16	23,422

			6,545,225

OIL & GAS SERVICES — 0.36%
Baker Hughes Inc.
5.13%, 09/15/40		60	60,953
Cameron International Corp.
7.00%, 07/15/38		50	60,112
Halliburton Co.
4.75%, 08/01/43	(Call 02/01/43)	45	44,025
6.70%, 09/15/38		100	121,649
National Oilwell Varco Inc.
3.95%, 12/01/42	(Call 06/01/42)[a]	76	63,273
Weatherford International Ltd./Bermuda
5.95%, 04/15/42	(Call 10/17/41)	50	38,250
6.75%, 09/15/40		80	67,200

			455,462
PACKAGING & CONTAINERS — 0.10%
Crown Cork & Seal Co. Inc.
7.38%, 12/15/26		25	27,687
Pactiv LLC
7.95%, 12/15/25		25	24,125
Sealed Air Corp.
6.88%, 07/15/33[b]		25	25,188
Sonoco Products Co.
5.75%, 11/01/40	(Call 05/01/40)	40	43,370

			120,370
PHARMACEUTICALS — 2.15%
Abbott Laboratories
5.30%, 05/27/40		50	55,987
6.15%, 11/30/37		36	44,334

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
AbbVie Inc.
4.40%, 11/06/42		$140	$129,681
4.70%, 05/14/45	(Call 11/14/44)	100	96,686
Actavis Funding SCS
4.55%, 03/15/35	(Call 09/15/34)	35	32,177
4.75%, 03/15/45	(Call 09/15/44)	170	155,108
4.85%, 06/15/44	(Call 12/15/43)	75	69,077
Actavis Inc.
4.63%, 10/01/42	(Call 04/01/42)[a]	49	45,177
AmerisourceBergen Corp.
4.25%, 03/01/45	(Call 09/01/44)	50	46,108
AstraZeneca PLC
4.00%, 09/18/42		50	48,057
6.45%, 09/15/37		113	143,734
Bristol-Myers Squibb Co.
3.25%, 08/01/42		141	121,099
Cardinal Health Inc.
4.50%, 11/15/44	(Call 05/15/44)	25	23,480
Eli Lilly & Co.
3.70%, 03/01/45	(Call 09/01/44)	55	50,436
5.50%, 03/15/27		51	60,608
Express Scripts Holding Co.
6.13%, 11/15/41		51	57,761
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38		160	201,246
Johnson & Johnson
4.38%, 12/05/33	(Call 06/05/33)	255	270,647
McKesson Corp.
4.88%, 03/15/44	(Call 09/15/43)	75	75,115
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	50	46,655
Merck & Co. Inc.
3.60%, 09/15/42	(Call 03/15/42)	40	35,768
3.70%, 02/10/45	(Call 08/10/44)	220	198,998
6.55%, 09/15/37		25	32,776
Novartis Capital Corp.
4.40%, 05/06/44		125	131,441
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]		25	27,821
Wyeth LLC
5.95%, 04/01/37		282	334,046
6.50%, 02/01/34		75	93,180

Security		Principal (000s)	Value
Zoetis Inc.
4.70%, 02/01/43	(Call 08/01/42)	$75	$66,140

			2,693,343
PIPELINES — 2.25%
APT Pipelines Ltd.
5.00%, 03/23/35	(Call 12/23/34)[b]	35	32,361
Buckeye Partners LP
5.85%, 11/15/43	(Call 05/15/43)	25	23,389
CenterPoint Energy Resources Corp.
6.63%, 11/01/37		50	60,863
Colonial Pipeline Co.
7.63%, 04/15/32[b]		50	62,689
DCP Midstream LLC
6.75%, 09/15/37[b]		50	43,897
DCP Midstream Operating LP
5.60%, 04/01/44	(Call 10/01/43)	25	20,405
Enable Midstream Partners LP
5.00%, 05/15/44	(Call 11/15/43)[b]	50	39,260
Enbridge Energy Partners LP
5.50%, 09/15/40	(Call 03/15/40)	46	41,970
Energy Transfer Partners LP
5.95%, 10/01/43	(Call 04/01/43)	50	46,511
6.50%, 02/01/42	(Call 08/01/41)	209	204,782
EnLink Midstream Partners LP
5.60%, 04/01/44	(Call 10/01/43)	35	31,800
Enterprise Products Operating LLC
4.85%, 08/15/42	(Call 02/15/42)	391	350,800
4.90%, 05/15/46	(Call 11/15/45)[a]	25	22,470
7.55%, 04/15/38		25	30,317
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	(Call 02/15/42)	40	32,230
5.00%, 03/01/43	(Call 09/01/42)	20	16,087
5.50%, 03/01/44	(Call 09/01/43)	100	85,468
6.95%, 01/15/38		50	50,604
7.50%, 11/15/40		26	27,709
Kinder Morgan Inc./DE
5.05%, 02/15/46	(Call 08/15/45)	50	40,196
5.30%, 12/01/34	(Call 06/01/34)	185	161,847
7.75%, 01/15/32		50	53,905
7.80%, 08/01/31		50	54,085
Magellan Midstream Partners LP
4.20%, 12/01/42	(Call 06/01/42)	75	62,297
NGPL PipeCo LLC
7.77%, 12/15/37[b]		25	21,500

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
ONEOK Inc.
6.00%, 06/15/35		$25	$20,163
ONEOK Partners LP
6.20%, 09/15/43	(Call 03/15/43)	25	22,577
6.85%, 10/15/37		75	73,795
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44	(Call 12/15/43)	120	104,749
5.15%, 06/01/42	(Call 12/01/41)	25	22,985
Rockies Express Pipeline LLC
6.88%, 04/15/40[b]		25	23,750
7.50%, 07/15/38[b]		25	25,687
Spectra Energy Capital LLC
7.50%, 09/15/38		25	27,043
Spectra Energy Partners LP
4.50%, 03/15/45	(Call 09/15/44)	50	42,145
5.95%, 09/25/43	(Call 03/25/43)	25	25,192
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44	(Call 10/01/43)	100	84,923
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		125	143,606
TransCanada PipeLines Ltd.
4.63%, 03/01/34	(Call 12/01/33)	195	185,274
6.10%, 06/01/40		40	44,719
7.25%, 08/15/38		25	30,880
7.63%, 01/15/39		45	58,976
Williams Companies Inc. (The)
5.75%, 06/24/44	(Call 12/24/43)	25	20,508
8.75%, 03/15/32		51	56,761
Williams Partners LP
4.90%, 01/15/45	(Call 10/15/44)[a]	50	39,993
6.30%, 04/15/40		154	144,447

			2,815,615
PRIVATE EQUITY — 0.06%
KKR Group Finance Co. II LLC
5.50%, 02/01/43	(Call 08/01/42)[b]	75	76,882

			76,882
REAL ESTATE INVESTMENT TRUSTS — 0.38%
ERP Operating LP
4.50%, 07/01/44	(Call 01/01/44)	50	49,260
HCP Inc.
6.75%, 02/01/41	(Call 08/01/40)[a]	25	30,607

Security		Principal (000s)	Value
Health Care REIT Inc.
6.50%, 03/15/41	(Call 09/15/40)	$25	$29,747
Kilroy Realty LP
4.25%, 08/15/29	(Call 05/15/29)	50	47,710
Kimco Realty Corp.
4.25%, 04/01/45	(Call 10/01/44)[a]	50	45,218
Omega Healthcare Investors Inc.
4.50%, 04/01/27	(Call 01/01/27)[b]	25	23,907
Realty Income Corp.
4.13%, 10/15/26	(Call 07/15/26)	50	50,454
Simon Property Group LP
4.25%, 10/01/44	(Call 04/01/44)[a]	95	89,799
Ventas Realty LP
4.13%, 01/15/26	(Call 10/15/25)	45	44,452
Weyerhaeuser Co.
7.38%, 03/15/32[a]		50	62,716

			473,870
RETAIL — 2.10%
Bed Bath & Beyond Inc.
5.17%, 08/01/44	(Call 02/01/44)[a]	50	47,986
CVS Health Corp.
4.88%, 07/20/35	(Call 01/20/35)	25	25,996
5.13%, 07/20/45	(Call 01/20/45)	50	53,258
5.30%, 12/05/43	(Call 06/05/43)[a]	20	21,709
6.25%, 06/01/27		75	90,292
Darden Restaurants Inc.
7.05%, 10/15/37		25	30,313
Home Depot Inc. (The)
4.25%, 04/01/46	(Call 10/01/45)	25	24,568
4.40%, 03/15/45	(Call 09/15/44)	20	20,121
5.88%, 12/16/36		225	272,211
5.95%, 04/01/41	(Call 10/01/40)[a]	100	123,000
JC Penney Corp. Inc.
6.38%, 10/15/36[a]		35	25,550
7.63%, 03/01/97		25	18,250
Kohl’s Corp.
5.55%, 07/17/45	(Call 01/17/45)	50	47,266
L Brands Inc.
6.95%, 03/01/33		25	26,125
7.60%, 07/15/37		25	28,000
Lowe’s Companies Inc.
5.50%, 10/15/35		26	29,481
6.50%, 03/15/29		36	45,290
6.65%, 09/15/37		50	64,162

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Macy’s Retail Holdings Inc.
4.50%, 12/15/34	(Call 06/15/34)	$100	$91,615
6.38%, 03/15/37		25	27,265
McDonald’s Corp.
3.63%, 05/01/43		75	62,660
6.30%, 10/15/37		90	108,370
New Albertsons Inc.
7.45%, 08/01/29		30	29,100
8.70%, 05/01/30		25	25,750
Nordstrom Inc.
5.00%, 01/15/44	(Call 07/15/43)	52	54,467
QVC Inc.
5.45%, 08/15/34	(Call 02/15/34)	50	43,379
Rite Aid Corp.
7.70%, 02/15/27		10	11,700
Target Corp.
4.00%, 07/01/42[a]		145	139,385
6.35%, 11/01/32		55	69,025
Wal-Mart Stores Inc.
4.30%, 04/22/44	(Call 10/22/43)[a]	150	151,149
5.00%, 10/25/40		40	43,996
5.25%, 09/01/35		50	56,963
5.63%, 04/15/41		10	11,952
5.88%, 04/05/27		49	60,058
6.20%, 04/15/38		340	429,223
6.50%, 08/15/37		83	107,894
Walgreens Boots Alliance Inc.
4.50%, 11/18/34	(Call 05/18/34)	25	23,051
4.80%, 11/18/44	(Call 05/18/44)	70	64,407
Yum! Brands Inc.
6.88%, 11/15/37		25	28,696

			2,633,683
SEMICONDUCTORS — 0.23%
Applied Materials Inc.
5.85%, 06/15/41		25	27,584
Intel Corp.
4.00%, 12/15/32		50	47,869
4.25%, 12/15/42[a]		25	23,488
4.80%, 10/01/41		81	82,173
QUALCOMM Inc.
4.80%, 05/20/45	(Call 11/20/44)	100	85,993
Sensata Technologies BV
5.00%, 10/01/25[b]		25	24,250

			291,357

Security		Principal (000s)	Value
SOFTWARE — 0.81%
Microsoft Corp.
3.50%, 02/12/35	(Call 08/12/34)	$125	$114,812
4.00%, 02/12/55	(Call 08/12/54)[a]	100	91,966
5.20%, 06/01/39		25	27,876
5.30%, 02/08/41		182	208,048
Oracle Corp.
3.90%, 05/15/35	(Call 11/15/34)	50	46,896
4.30%, 07/08/34	(Call 01/08/34)	200	196,369
4.50%, 07/08/44	(Call 01/08/44)	205	203,261
6.50%, 04/15/38		100	124,695

			1,013,923
TELECOMMUNICATIONS — 4.83%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29		75	78,421
Alltel Corp.
7.88%, 07/01/32		26	33,934
America Movil SAB de CV
6.13%, 03/30/40		100	113,157
6.38%, 03/01/35[a]		90	103,917
AT&T Inc.
4.35%, 06/15/45	(Call 12/15/44)	355	302,724
4.50%, 05/15/35	(Call 11/15/34)	65	59,857
4.80%, 06/15/44	(Call 12/15/43)	100	91,648
5.55%, 08/15/41		80	80,406
6.30%, 01/15/38		450	493,346
6.55%, 02/15/39		100	112,843
British Telecommunications PLC
9.63%, 12/15/30		121	176,959
CenturyLink Inc.
7.60%, 09/15/39		50	42,750
7.65%, 03/15/42		50	42,750
Cisco Systems Inc.
5.50%, 01/15/40		99	113,353
5.90%, 02/15/39		90	107,803
Corning Inc.
4.70%, 03/15/37		26	26,921
5.75%, 08/15/40		45	53,059
Deutsche Telekom International Finance BV
4.88%, 03/06/42[b]		150	149,618
8.75%, 06/15/30		79	111,754

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Embarq Corp.
8.00%, 06/01/36		$75	$78,750
Frontier Communications Corp.
7.88%, 01/15/27		25	22,125
9.00%, 08/15/31		50	44,094
Harris Corp.
4.85%, 04/27/35	(Call 10/27/34)	30	28,402
6.15%, 12/15/40		10	10,706
Juniper Networks Inc.
5.95%, 03/15/41		15	14,974
Koninklijke KPN NV
8.38%, 10/01/30		61	78,440
Motorola Solutions Inc.
5.50%, 09/01/44		50	41,691
Nokia OYJ
6.63%, 05/15/39		25	26,875
Orange SA
5.38%, 01/13/42		56	58,027
5.50%, 02/06/44	(Call 08/06/43)	75	79,522
9.00%, 03/01/31		50	70,767
Pacific Bell Telephone Co.
7.13%, 03/15/26		50	61,148
Qwest Corp.
6.88%, 09/15/33	(Call 10/01/15)	76	74,860
7.13%, 11/15/43	(Call 10/01/15)	20	19,600
Rogers Communications Inc.
5.00%, 03/15/44	(Call 09/15/43)	100	98,020
SES Global Americas Holdings GP
5.30%, 03/25/44[b]		24	23,511
Sprint Capital Corp.
6.88%, 11/15/28		100	86,000
8.75%, 03/15/32[a]		100	94,625
Telecom Italia Capital SA
6.38%, 11/15/33		50	50,750
7.20%, 07/18/36		50	55,219
7.72%, 06/04/38		50	57,000
Telefonica Emisiones SAU
7.05%, 06/20/36		75	90,694
Telefonica Europe BV
8.25%, 09/15/30		107	142,216
U.S. Cellular Corp.
6.70%, 12/15/33[a]		25	22,875

Security		Principal (000s)	Value
Verizon Communications Inc.
4.86%, 08/21/46[a]		$350	$328,673
5.01%, 08/21/54		200	181,940
5.05%, 03/15/34	(Call 12/15/33)	374	371,200
5.85%, 09/15/35[a]		45	48,950
6.40%, 09/15/33		50	56,822
6.40%, 02/15/38		375	426,480
6.55%, 09/15/43		350	412,758
7.35%, 04/01/39		150	186,576
7.75%, 12/01/30		50	65,169
Vodafone Group PLC
6.15%, 02/27/37		200	212,538
7.88%, 02/15/30		25	30,302

			6,047,519
TOYS, GAMES & HOBBIES — 0.06%
Hasbro Inc.
5.10%, 05/15/44	(Call 11/15/43)	50	48,581
Mattel Inc.
5.45%, 11/01/41	(Call 05/01/41)	26	25,317

			73,898
TRANSPORTATION — 1.34%
Burlington Northern Santa Fe LLC
4.70%, 09/01/45	(Call 03/01/45)	25	25,068
4.90%, 04/01/44	(Call 10/01/43)	130	132,336
5.75%, 05/01/40	(Call 11/01/39)	250	282,851
Canadian National Railway Co.
4.50%, 11/07/43	(Call 05/07/43)	50	52,247
6.38%, 11/15/37		41	53,209
Canadian Pacific Railway Co.
5.95%, 05/15/37		76	86,554
CSX Corp.
3.95%, 05/01/50	(Call 11/01/49)	50	42,907
4.10%, 03/15/44	(Call 09/15/43)	75	67,937
6.00%, 10/01/36		26	30,211
6.22%, 04/30/40		81	96,557
FedEx Corp.
3.90%, 02/01/35		115	105,387
4.90%, 01/15/34		50	51,513
5.10%, 01/15/44		25	25,672
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43	(Call 11/15/42)	50	45,668

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Norfolk Southern Corp.
4.80%, 08/15/43	(Call 02/15/43)	$44	$44,047
4.84%, 10/01/41		165	165,828
Union Pacific Corp.
3.38%, 02/01/35	(Call 08/01/34)	150	133,443
4.82%, 02/01/44	(Call 08/01/43)	50	53,256
6.63%, 02/01/29		35	45,962
United Parcel Service Inc.
3.63%, 10/01/42		100	91,921
6.20%, 01/15/38		36	45,808

			1,678,382
WATER — 0.07%
American Water Capital Corp.
4.30%, 12/01/42	(Call 06/01/42)[a]	50	49,264
6.59%, 10/15/37		25	31,695

			80,959

TOTAL CORPORATE BONDS & NOTES (Cost: $71,064,828)			65,019,790

FOREIGN GOVERNMENT OBLIGATIONS[e] — 7.91%

ARGENTINA — 0.36%
Argentine Republic Government International Bond
2.50%, 12/31/38[f,g]		200	111,511
2.50%, 12/31/38[f]		100	48,800
8.28%, 12/31/33		259	254,715
8.28%, 12/31/33[g]		35	34,805

			449,831
BRAZIL — 0.46%
Brazilian Government International Bond
5.00%, 01/27/45		300	241,875
5.63%, 01/07/41		100	88,925
7.13%, 01/20/37		100	106,000
10.13%, 05/15/27		100	141,500

			578,300
CANADA — 0.11%
Province of British Columbia Canada
6.50%, 01/15/26		25	32,877
Province of Quebec Canada
7.50%, 09/15/29		71	103,485

			136,362

Security		Principal (000s)	Value
COLOMBIA — 0.39%
Colombia Government International Bond
5.63%, 02/26/44	(Call 08/26/43)	$200	$195,000
6.13%, 01/18/41[a]		168	173,880
7.38%, 09/18/37[a]		100	118,150

			487,030
COSTA RICA — 0.14%
Costa Rica Government International Bond
4.38%, 04/30/25[d]		200	177,000

			177,000
DOMINICAN REPUBLIC — 0.17%
Dominican Republic International Bond
7.45%, 04/30/44[d]		200	212,000

			212,000
EL SALVADOR — 0.08%
El Salvador Government International Bond
7.65%, 06/15/35[d]		100	96,750

			96,750
HUNGARY — 0.06%
Hungary Government International Bond
7.63%, 03/29/41		50	68,161

			68,161
INDONESIA — 0.43%
Indonesia Government International Bond
5.25%, 01/17/42[d]		200	185,500
6.63%, 02/17/37[d]		100	107,500
7.75%, 01/17/38[d]		100	121,375
8.50%, 10/12/35[d]		100	128,875

			543,250
IRAQ — 0.15%
Republic of Iraq
5.80%, 01/15/28	(Call 10/15/15)[d]	250	190,983

			190,983
ITALY — 0.16%
Italy Government International Bond
5.38%, 06/15/33		124	142,251

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Region of Lombardy Italy
5.80%, 10/25/32	$50	$54,087

		196,338
IVORY COAST — 0.22%
Ivory Coast Government International Bond
5.75%, 12/31/32[d,f]	300	270,048

		270,048
JAMAICA — 0.17%
Jamaica Government International Bond
7.63%, 07/09/25[a]	200	218,000

		218,000
LEBANON — 0.14%
Lebanon Government International Bond
6.60%, 11/27/26[d]	75	75,248
6.75%, 11/29/27[d]	100	101,414

		176,662
MEXICO — 0.85%
Mexico Government International Bond
4.75%, 03/08/44	258	242,520
5.55%, 01/21/45[a]	150	156,750
5.75%, 10/12/49	200	192,500
6.05%, 01/11/40	100	112,250
6.75%, 09/27/34[a]	100	123,000
7.50%, 04/08/33	100	133,000
8.30%, 08/15/31	75	108,000

		1,068,020
MOROCCO — 0.16%
Morocco Government International Bond
5.50%, 12/11/42[d]	200	198,700

		198,700
PANAMA — 0.27%
Panama Government International Bond
6.70%, 01/26/36	105	127,050
8.88%, 09/30/27	50	70,000
9.38%, 04/01/29	100	145,500

		342,550

Security	Principal (000s)	Value
PERU — 0.35%
Peruvian Government International Bond
5.63%, 11/18/50[a]	$150	$161,250
6.55%, 03/14/37[a]	100	120,000
8.75%, 11/21/33	107	155,150

		436,400
PHILIPPINES — 0.56%
Philippine Government International Bond
3.95%, 01/20/40	200	204,250
6.38%, 01/15/32	165	215,325
6.38%, 10/23/34	100	133,000
7.75%, 01/14/31	100	145,000

		697,575
QATAR — 0.24%
Qatar Government International Bond
6.40%, 01/20/40[b]	100	130,566
9.75%, 06/15/30[b]	100	163,098

		293,664
ROMANIA — 0.09%
Romanian Government International Bond
6.13%, 01/22/44[d]	100	116,690

		116,690
RUSSIA — 0.85%
Russian Foreign Bond – Eurobond
5.63%, 04/04/42[d]	200	181,260
7.50%, 03/31/30[d,f]	563	658,586
12.75%, 06/24/28[d]	150	229,793

		1,069,639
SOUTH AFRICA — 0.26%
South Africa Government International Bond
5.88%, 09/16/25[a]	200	215,448
6.25%, 03/08/41	100	109,500

		324,948
SUPRANATIONAL — 0.21%
Asian Development Bank
5.82%, 06/16/28	51	65,436
European Investment Bank
4.88%, 02/15/36	60	75,287

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Inter-American Development Bank
3.88%, 10/28/41	$85	$94,516
International Bank for Reconstruction & Development
4.75%, 02/15/35	25	30,982

		266,221
TURKEY — 0.62%
Turkey Government International Bond
4.88%, 04/16/43	220	192,225
6.75%, 05/30/40	100	110,750
6.88%, 03/17/36	125	140,000
7.25%, 03/05/38	125	146,094
8.00%, 02/14/34	150	187,125

		776,194
URUGUAY — 0.20%
Uruguay Government International Bond
4.13%, 11/20/45	100	82,000
5.10%, 06/18/50	100	91,000
7.63%, 03/21/36	55	71,225

		244,225
VENEZUELA — 0.21%
Venezuela Government International Bond
7.00%, 03/31/38[d]	75	25,988
9.25%, 09/15/27	175	73,325
9.25%, 05/07/28[d]	100	36,650
9.38%, 01/13/34	50	18,475
11.75%, 10/21/26[d]	125	51,687
11.95%, 08/05/31[d]	150	62,100

		268,225

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $10,653,269)		9,903,766

MUNICIPAL DEBT OBLIGATIONS — 5.25%

ARIZONA — 0.07%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	70	81,973

		81,973

Security		Principal (000s)	Value
CALIFORNIA — 1.69%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49		$50	$65,160
6.91%, 10/01/50		100	135,088
California State Public Works Board RB BAB Series G-2
8.36%, 10/01/34		30	42,174
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39		40	51,716
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50		70	95,579
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40		50	63,271
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49		50	68,657
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39		60	73,434
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40		50	69,553
Los Angeles Department of Water & Power RB BAB Series A
5.72%, 07/01/39		100	119,126
Los Angeles Unified School District/CA GO BAB
5.76%, 07/01/29		150	176,515
Metropolitan Water District of Southern California RB BAB Series A
6.95%, 07/01/40	(Call 07/01/20)	50	57,954
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48		55	71,460

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		$50	$62,553
State of California GO BAB
7.30%, 10/01/39		100	138,424
7.50%, 04/01/34		95	132,420
7.55%, 04/01/39		100	144,092
7.60%, 11/01/40		155	227,373
7.95%, 03/01/36	(Call 03/01/20)	100	120,060
University of California RB
Series AD
4.86%, 05/15/12		50	47,205
Series AQ
4.77%, 05/15/15		25	23,139
University of California RB BAB
5.77%, 05/15/43		70	84,835
6.27%, 05/15/31	(Call 05/15/19)	45	49,936

			2,119,724
COLORADO — 0.07%
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37		50	67,044
Regional Transportation District RB BAB Series B
5.84%, 11/01/50		20	25,992

			93,036
CONNECTICUT — 0.09%
State of Connecticut GO BAB
5.63%, 12/01/29		100	117,513

			117,513
DISTRICT OF COLUMBIA — 0.07%
District of Columbia RB BAB
5.58%, 12/01/35		75	91,736

			91,736
GEORGIA — 0.14%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57		55	64,007
Project M, Series 2010A
6.66%, 04/01/57		50	57,804

Security	Principal (000s)	Value
State of Georgia GO BAB Series H
4.50%, 11/01/25	$50	$55,531

		177,342
ILLINOIS — 0.40%
Illinois State Toll Highway Authority RB BAB Series B
5.85%, 12/01/34	35	42,895
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	55	65,873
State of Illinois GO
5.10%, 06/01/33[a]	375	347,951
5.65%, 12/01/38	50	47,095

		503,814
MARYLAND — 0.05%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	50	60,940

		60,940
MASSACHUSETTS — 0.18%
Commonwealth of Massachusetts GOL BAB Series E
5.46%, 12/01/39	100	125,589
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	25	31,372
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	50	62,429

		219,390
NEVADA — 0.05%
County of Clark Department of Aviation RB BAB Series C
6.82%, 07/01/45	50	68,262

		68,262

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
NEW JERSEY — 0.33%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29	(NPFGC)	$100	$114,836
New Jersey State Turnpike Authority RB BAB Series F
7.41%, 01/01/40		50	68,772
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40		50	51,775
Series C
5.75%, 12/15/28		100	103,524
6.10%, 12/15/28	(Call 12/15/20)	75	77,764

			416,671
NEW YORK — 0.82%
City of New York NY GO BAB
5.21%, 10/01/31		50	55,464
6.27%, 12/01/37		60	75,050
Metropolitan Transportation Authority RB BAB Series C-1
6.69%, 11/15/40		150	194,469
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27		100	114,330
New York City Water & Sewer System RB BAB
5.72%, 06/15/42		100	125,499
6.01%, 06/15/42		25	32,002
New York State Dormitory Authority RB BAB
5.63%, 03/15/39		100	118,671
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		55	66,885
Port Authority of New York & New Jersey RB
4.46%, 10/01/62		200	196,726
6.04%, 12/01/29		40	48,568

			1,027,664

Security		Principal (000s)	Value
OHIO — 0.17%
American Municipal Power Inc. RB BAB
7.83%, 02/15/41		$35	$48,090
Series E
6.27%, 02/15/50		50	59,532
Ohio State University (The) RB Series A
4.80%, 06/01/11		75	72,277
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34		25	28,168

			208,067
OREGON — 0.22%
Oregon School Boards Association GOL Series B
5.55%, 06/30/28	(NPFGC)	100	116,015
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34		50	63,460
State of Oregon GO
5.89%, 06/01/27		75	90,026

			269,501
PENNSYLVANIA — 0.05%
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49		50	59,460

			59,460
SOUTH CAROLINA — 0.05%
South Carolina State Public Service Authority RB Series C
5.78%, 12/01/41		50	58,173

			58,173
TENNESSEE — 0.04%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB
6.73%, 07/01/43		40	50,420

			50,420

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security		Principal (000s)	Value
TEXAS — 0.62%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28		$50	$51,877
City of Houston TX GOL Series A
6.29%, 03/01/32[a]		50	60,622
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41		100	126,155
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44		30	36,538
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)	40	46,962
North Texas Tollway Authority RB BAB
6.72%, 01/01/49		75	101,523
Permanent University Fund RB BAB
5.26%, 07/01/39		100	122,232
State of Texas GO BAB Series A
4.63%, 04/01/33		100	110,209
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.03%, 04/01/26		35	39,906
5.18%, 04/01/30		75	86,306

			782,330
VIRGINIA — 0.05%
Virginia Commonwealth Transportation Board RB BAB
5.35%, 05/15/35	(SAP)	50	57,712

			57,712
WASHINGTON — 0.05%
State of Washington GO BAB
5.14%, 08/01/40		50	59,368

			59,368

Security	Principal (000s)	Value
WISCONSIN — 0.04%
State of Wisconsin RB Series A
5.70%, 05/01/26	(AGM)	$45	$53,067

53,067

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $6,880,253)	6,576,163

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 32.85%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.00%
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	1,446	2,030,853
6.75%, 03/15/31[a]	100	144,576
Federal National Mortgage Association
6.25%, 05/15/29	200	274,666
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,047

2,498,142

U.S. GOVERNMENT OBLIGATIONS — 30.85%
U.S. Treasury Note/Bond
2.50%, 02/15/45[a]	1,475	1,341,513
2.75%, 08/15/42[a]	1,200	1,156,188
2.75%, 11/15/42	674	648,381
2.88%, 08/15/45	425	420,104
3.00%, 11/15/44	9,775	9,862,976
3.00%, 05/15/45[a]	1,375	1,390,469
3.13%, 11/15/41[a]	1,050	1,093,659
3.13%, 02/15/42	960	998,016
3.13%, 08/15/44	2,350	2,430,440
3.63%, 08/15/43	500	568,125
3.75%, 08/15/41[a]	74	85,851
4.38%, 11/15/39[a]	6,445	8,164,590
4.38%, 05/15/40	320	405,590
4.38%, 05/15/41[a]	130	165,720
4.50%, 08/15/39	1,980	2,550,656
4.63%, 02/15/40	3,044	3,993,485
4.75%, 02/15/37[a]	27	36,041
5.38%, 02/15/31	950	1,297,643
6.63%, 02/15/27[a]	1,400	2,013,116

38,622,563

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $42,817,762)	41,120,705

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE 10+ YEAR USD BOND ETF

August 31, 2015

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 18.62%

MONEY MARKET FUNDS — 18.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[h,i,j]	19,179	$19,178,568
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[h,i,j]	2,475	2,474,575
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[h,i]	1,654	1,653,907

		23,307,050

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,307,050)		23,307,050

TOTAL INVESTMENTS IN SECURITIES —116.56%
(Cost: $154,723,162)		145,927,474
Other Assets, Less Liabilities — (16.56)%		(20,728,321)

NET ASSETS —100.00%		$125,199,153

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Investments are denominated in U.S. dollars.
[f]	Step coupon security. Coupon rate will either increase(step-up bond) or decrease(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[g]	Issuer is in default of interest payments.
[h]	Affiliated issuer. See Note 2.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.34%

MORTGAGE-BACKED SECURITIES — 1.34%
Banc of America Commercial Mortgage Trust
Series 2007-2, Class A4
5.78%, 04/10/49[a]	$9,950	$10,430,879
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class A4
5.41%, 12/11/40[a]	7,054	7,061,792
CD Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/49	18,000	18,591,128
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4
4.13%, 11/10/46	10,000	10,646,762
Series 2014-GC25, Class AAB
3.37%, 10/10/47	10,000	10,192,350
COMM Mortgage Trust
Series 2013-CR8, Class A2
2.37%, 06/10/46	7,500	7,591,219
Series 2013-CR11, Class A4
4.26%, 10/10/46	13,802	14,887,500
Series 2013-CR12, Class A4
4.05%, 10/10/46	6,000	6,382,400
Series 2014-CR16, Class A4
4.05%, 04/10/47	2,800	2,964,264
Series 2014-UBS2, Class A5
3.96%, 03/10/47	9,700	10,213,838
Series 2015-DC1, Class A5
3.35%, 02/10/48	2,750	2,739,370
Series 2015-DC1, Class C
4.50%, 02/10/48[a]	3,000	2,901,545
Series 2015-LC21, Class A4
3.71%, 07/10/48	15,500	15,909,385
Series 2015-PC1, Class A2
3.15%, 07/10/50	3,000	3,088,062
Series 2015-PC1, Class A5
3.90%, 07/10/50	3,650	3,778,030
Csail Commercial Mortgage Trust
Series 2015-C2, Class A4
3.50%, 06/15/57	10,000	10,081,944
GS Mortgage Securities Trust
3.06%, 07/10/48	2,000	2,064,377
Series 2007-GG10, Class A4
5.99%, 08/10/45[a]	51,142	54,018,925

Security		Principal (000s)	Value
Series 2013-GC12, Class AS
3.38%, 06/10/46		$5,000	$4,977,290
Series 2013-GC16, Class A4
4.27%, 11/10/46		10,000	10,774,997
Series 2014-GC20, Class A3
3.68%, 04/10/47		1,000	1,033,621
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2
3.05%, 04/15/47		5,700	5,864,802
Series 2014-C22, Class A4
3.80%, 09/15/47	(Call 07/15/24)	7,000	7,215,510
Series 2014-C25, Class B
4.35%, 11/15/47	(Call 11/11/24)[a]	3,800	3,850,473
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class A3
2.48%, 12/15/47		5,250	5,239,664
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]		3,838	3,835,135
Series 2007-CB20, Class A4
5.79%, 02/12/51[a]		8,972	9,540,339
Series 2007-LD12, Class A4
5.88%, 02/15/51[a]		3,300	3,473,841
Series 2014-C20, Class A5
3.80%, 07/15/47		9,000	9,341,017
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4
4.57%, 01/15/31		1,837	1,852,634
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49		11,408	11,822,722
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4
3.10%, 05/15/46		5,000	5,006,315
Series 2014-C19, Class A2
3.10%, 12/15/47		4,000	4,119,522
Series 2015-C22, Class A4
3.31%, 04/15/48		5,000	4,965,408
Series 2015-C23, Class A4
3.72%, 07/15/50		1,850	1,894,742
Morgan Stanley Capital I Trust
Series 2007-IQ15, Class A4
6.10%, 06/11/49[a]		10,596	11,230,016

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AJ
5.52%, 01/15/45[a]		$5,000	$5,061,610
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.45%, 02/15/48		8,500	8,532,184
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A2
3.43%, 06/15/45		5,000	5,172,435
Series 2012-C10, Class A3
2.88%, 12/15/45		15,800	15,729,784
Series 2013-C11, Class A4
3.04%, 03/15/45		11,671	11,671,615

			345,749,446

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $334,847,428)			345,749,446

CORPORATE BONDS & NOTES — 25.10%

ADVERTISING — 0.06%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23		1,200	1,176,933
4.00%, 03/15/22		110	110,937
4.20%, 04/15/24[b]		2,600	2,590,392
Omnicom Group Inc.
3.63%, 05/01/22		5,075	5,037,380
3.65%, 11/01/24	(Call 08/01/24)[b]	275	266,613
4.45%, 08/15/20		515	543,258
WPP Finance 2010
3.63%, 09/07/22		1,000	996,555
3.75%, 09/19/24		2,000	1,957,692
4.75%, 11/21/21		2,200	2,372,598

			15,052,358
AEROSPACE & DEFENSE — 0.32%
Boeing Capital Corp.
4.70%, 10/27/19		2,100	2,315,065
Boeing Co. (The)
2.50%, 03/01/25	(Call 12/01/24)	95	90,332
2.85%, 10/30/24	(Call 07/30/24)	835	819,677
3.30%, 03/01/35	(Call 09/01/34)[b]	490	442,453
3.50%, 03/01/45	(Call 09/01/44)[b]	2,215	1,984,278
4.88%, 02/15/20		4,550	5,061,345
6.00%, 03/15/19		200	226,890

Security		Principal (000s)	Value
Embraer Netherlands Finance BV
5.05%, 06/15/25		$5,000	$4,731,250
Exelis Inc.
5.55%, 10/01/21		300	330,969
General Dynamics Corp.
2.25%, 07/15/16		300	303,856
2.25%, 11/15/22	(Call 08/15/22)	2,065	1,954,819
3.88%, 07/15/21	(Call 04/15/21)[b]	1,900	2,019,599
L-3 Communications Corp.
3.95%, 11/15/16		1,900	1,948,662
3.95%, 05/28/24	(Call 02/28/24)[b]	1,110	1,050,737
4.75%, 07/15/20		1,750	1,827,818
4.95%, 02/15/21	(Call 11/15/20)	800	839,555
5.20%, 10/15/19		100	105,909
Lockheed Martin Corp.
2.13%, 09/15/16		2,525	2,551,887
3.35%, 09/15/21		1,970	2,008,665
3.60%, 03/01/35	(Call 09/01/34)	2,440	2,203,231
3.80%, 03/01/45	(Call 09/01/44)	1,225	1,076,125
4.07%, 12/15/42		3,747	3,454,759
4.85%, 09/15/41		100	103,110
Northrop Grumman Corp.
1.75%, 06/01/18		3,337	3,305,703
3.25%, 08/01/23		2,720	2,651,011
3.50%, 03/15/21		2,000	2,046,334
3.85%, 04/15/45	(Call 10/15/44)	1,025	897,819
4.75%, 06/01/43		650	649,676
5.05%, 11/15/40		230	238,586
Raytheon Co.
2.50%, 12/15/22	(Call 09/15/22)	1,300	1,263,433
4.20%, 12/15/44	(Call 06/15/44)	480	474,167
4.70%, 12/15/41		500	526,188
6.40%, 12/15/18		5,009	5,706,561
7.20%, 08/15/27		750	999,075
Rockwell Collins Inc.
3.10%, 11/15/21	(Call 08/15/21)	400	406,052
3.70%, 12/15/23	(Call 09/15/23)	1,725	1,779,385
United Technologies Corp.
3.10%, 06/01/22[b]		4,630	4,640,781
4.15%, 05/15/45[b]		5,000	4,767,411
4.50%, 04/15/20		750	818,770
4.50%, 06/01/42		4,670	4,711,281
6.13%, 02/01/19		2,122	2,406,476
6.13%, 07/15/38[b]		4,687	5,674,268
6.70%, 08/01/28		300	388,107

			81,802,075

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
AGRICULTURE — 0.28%
Altria Group Inc.
2.63%, 01/14/20	(Call 12/14/19)[b]	$1,500	$1,495,848
4.00%, 01/31/24		5,000	5,067,321
4.25%, 08/09/42		100	88,386
4.50%, 05/02/43		3,150	2,883,056
4.75%, 05/05/21		5,575	5,977,603
5.38%, 01/31/44		3,275	3,412,844
9.95%, 11/10/38		50	79,018
10.20%, 02/06/39		50	80,339
Archer-Daniels-Midland Co.
4.48%, 03/01/21		3,250	3,545,039
4.54%, 03/26/42		200	209,254
Bunge Ltd. Finance Corp.
4.10%, 03/15/16		1,150	1,166,753
Lowe’s Companies Inc.
3.13%, 09/15/24	(Call 06/15/24)[b]	2,900	2,855,888
Philip Morris International Inc.
1.25%, 08/11/17		355	355,059
1.25%, 11/09/17		555	552,718
1.63%, 03/20/17		100	100,665
2.50%, 05/16/16[b]		1,500	1,518,694
2.50%, 08/22/22		3,000	2,889,493
2.90%, 11/15/21		150	148,798
3.25%, 11/10/24[b]		1,705	1,682,107
3.38%, 08/11/25	(Call 05/11/25)	1,000	997,802
3.60%, 11/15/23[b]		555	564,421
4.13%, 05/17/21[b]		2,500	2,647,575
4.13%, 03/04/43[b]		1,050	981,495
4.25%, 11/10/44[b]		3,525	3,353,357
4.38%, 11/15/41		2,800	2,715,755
4.50%, 03/20/42		1,500	1,478,733
5.65%, 05/16/18[b]		2,501	2,750,684
6.38%, 05/16/38		2,020	2,501,146
Reynolds American Inc.
2.30%, 08/21/17[b,c]		3,224	3,240,037
2.30%, 06/12/18		235	236,562
3.25%, 06/12/20[b]		125	126,533
3.25%, 11/01/22		2,250	2,189,315
3.75%, 05/20/23	(Call 02/20/23)[c]	500	487,492
4.00%, 06/12/22[b]		215	220,865
4.45%, 06/12/25	(Call 03/12/25)	320	328,222
4.75%, 11/01/42		1,085	1,007,941
5.70%, 08/15/35	(Call 02/15/35)	725	766,014
5.85%, 08/15/45	(Call 02/12/45)[b]	5,230	5,629,398
6.75%, 06/15/17		3,118	3,374,493
6.88%, 05/01/20[c]		1,600	1,849,759

Security		Principal (000s)	Value
7.00%, 08/04/41[c]		$550	$630,441
7.75%, 06/01/18		218	248,206

			72,435,129
AIRLINES — 0.08%
American Airlines 2011-1 Pass Through Trust Class A
5.25%, 07/31/22		306	326,581
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24		2,820	2,989,673
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28		49	48,171
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28[b]		7,200	6,948,000
Continental Airlines Inc. 2009-2 Pass Through Trust Class A
7.25%, 05/10/21		37	42,347
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22		883	929,651
Continental Airlines Inc. 2012-1 Pass Through Trust Class A
4.15%, 10/11/25		2,254	2,298,984
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[b]		599	630,565
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21		2,828	2,983,344
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29		1,000	1,020,000
Southwest Airlines Co.
2.75%, 11/06/19	(Call 10/06/19)	950	956,890
United Airlines 2014-1 Pass Through Trust Class A
4.00%, 10/11/27[b]		1,500	1,518,750
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28[b]		1,000	997,500

			21,690,456
APPAREL — 0.02%
NIKE Inc.
2.25%, 05/01/23	(Call 02/01/23)	3,350	3,200,976

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Ralph Lauren Corp.
2.63%, 08/18/20	(Call 07/18/20)	$2,000	$2,001,179
VF Corp.
3.50%, 09/01/21	(Call 06/01/21)	430	454,274

			5,656,429
AUTO MANUFACTURERS — 0.31%
American Honda Finance Corp.
1.20%, 07/14/17		2,500	2,488,906
1.55%, 12/11/17		1,125	1,125,212
1.60%, 07/13/18		1,000	998,534
2.13%, 10/10/18		1,130	1,137,549
2.15%, 03/13/20[b]		2,000	1,983,554
2.25%, 08/15/19[b]		2,000	2,004,350
Daimler Finance North America LLC
8.50%, 01/18/31		2,125	3,102,385
Ford Motor Co.
4.75%, 01/15/43[b]		1,820	1,715,515
6.38%, 02/01/29[b]		1,250	1,403,287
6.63%, 10/01/28		600	686,478
7.45%, 07/16/31[b]		900	1,129,005
Ford Motor Credit Co. LLC
3.16%, 08/04/20		1,000	993,885
3.22%, 01/09/22		2,500	2,431,935
General Motors Co.
3.50%, 10/02/18		2,000	2,023,195
4.00%, 04/01/25		200	188,537
5.20%, 04/01/45[b]		5,200	4,870,353
General Motors Financial Co. Inc.
3.15%, 01/15/20	(Call 12/15/19)	3,593	3,536,296
3.20%, 07/13/20	(Call 06/13/20)	3,000	2,947,814
3.45%, 04/10/22	(Call 02/10/22)	1,100	1,047,701
4.00%, 01/15/25	(Call 10/15/24)[b]	5,000	4,736,523
4.30%, 07/13/25	(Call 04/13/25)	3,000	2,905,730
4.75%, 08/15/17		5,000	5,185,071
PACCAR Financial Corp.
1.10%, 06/06/17[b]		1,500	1,493,706
1.40%, 11/17/17		200	199,603
1.40%, 05/18/18		1,000	992,007
1.45%, 03/09/18		2,225	2,216,650
2.50%, 08/14/20		1,000	1,002,677
Toyota Motor Credit Corp.
1.25%, 10/05/17		600	597,639
1.38%, 01/10/18[b]		1,500	1,492,819
1.45%, 01/12/18		4,199	4,186,131
1.55%, 07/13/18		1,865	1,853,446
1.75%, 05/22/17		500	503,897
2.00%, 09/15/16		3,050	3,087,111

Security		Principal (000s)	Value
2.00%, 10/24/18		$220	$220,852
2.10%, 01/17/19		800	803,579
2.13%, 07/18/19[b]		2,000	2,000,932
2.15%, 03/12/20		2,690	2,673,624
2.63%, 01/10/23[b]		2,100	2,037,330
3.30%, 01/12/22		2,065	2,110,094
3.40%, 09/15/21		1,220	1,260,938
4.25%, 01/11/21		2,500	2,694,444

			80,069,294
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
4.38%, 03/15/45	(Call 09/15/44)[b]	725	666,661
4.63%, 09/15/20		1,400	1,519,820
Delphi Corp.
4.15%, 03/15/24	(Call 12/15/23)	2,175	2,197,709
5.00%, 02/15/23	(Call 02/15/18)	200	207,000
Johnson Controls Inc.
2.60%, 12/01/16		1,120	1,137,406
3.75%, 12/01/21	(Call 09/01/21)	1,000	1,011,138
4.25%, 03/01/21		1,900	1,976,314
4.95%, 07/02/64	(Call 01/02/64)	1,000	877,858
5.00%, 03/30/20		1,375	1,489,261
5.70%, 03/01/41		600	616,950
6.00%, 01/15/36		125	136,754
Magna International Inc.
3.63%, 06/15/24	(Call 03/15/24)	50	48,616

			11,885,487
BANKS — 5.83%
Abbey National Treasury Services PLC/London
2.00%, 08/24/18		770	768,396
2.38%, 03/16/20[b]		3,000	2,988,813
3.05%, 08/23/18		750	771,504
4.00%, 04/27/16		4,050	4,132,308
4.00%, 03/13/24		3,100	3,217,851
American Express Credit Corp.
1.80%, 07/31/18	(Call 06/30/18)	8,435	8,410,587
Associated Banc-Corp.
5.13%, 03/28/16	(Call 02/28/16)	600	611,369
Australia & New Zealand Banking Group Ltd./New York NY
1.25%, 01/10/17		3,000	2,998,328
1.50%, 01/16/18		4,000	3,985,840
2.25%, 06/13/19		1,500	1,497,697
Banco do Brasil SA/Cayman
3.88%, 10/10/22		2,350	1,994,563

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Bank of America Corp.
1.70%, 08/25/17[b]		$33,505	$33,478,147
2.00%, 01/11/18[b]		1,500	1,499,904
2.60%, 01/15/19		1,275	1,285,582
3.30%, 01/11/23[b]		7,730	7,619,811
3.88%, 03/22/17		100	103,422
3.88%, 08/01/25[b]		10,000	10,076,810
4.00%, 04/01/24[b]		2,078	2,120,202
4.00%, 01/22/25		1,500	1,465,354
4.10%, 07/24/23		100	103,053
4.13%, 01/22/24[b]		6,449	6,630,393
4.20%, 08/26/24		3,840	3,825,456
4.25%, 10/22/26		3,355	3,296,087
4.88%, 04/01/44[b]		1,825	1,891,623
5.00%, 01/21/44[b]		1,840	1,937,018
5.63%, 07/01/20		7,680	8,620,055
5.70%, 05/02/17[b]		2,000	2,117,743
5.70%, 01/24/22		3,530	3,988,572
5.75%, 12/01/17		16,780	18,141,188
5.88%, 02/07/42		2,600	3,032,085
6.50%, 08/01/16		5,350	5,601,539
6.88%, 04/25/18		13,728	15,369,905
6.88%, 11/15/18		500	568,575
7.63%, 06/01/19		500	590,325
7.75%, 05/14/38		800	1,070,841
Series L
3.95%, 04/21/25		1,855	1,794,015
Bank of America N.A.
6.00%, 10/15/36[b]		9,601	11,516,993
Bank of Montreal
1.30%, 07/15/16		4,350	4,371,054
1.30%, 07/14/17	(Call 06/14/17)	2,000	1,991,133
1.45%, 04/09/18	(Call 03/09/18)	2,700	2,672,475
1.80%, 07/31/18		1,000	995,698
2.38%, 01/25/19	(Call 12/25/18)	3,400	3,428,474
2.50%, 01/11/17		2,800	2,845,497
Bank of New York Mellon Corp. (The)
2.10%, 08/01/18	(Call 07/02/18)	2,575	2,592,538
2.10%, 01/15/19	(Call 12/15/18)	2,650	2,646,461
2.20%, 03/04/19	(Call 02/02/19)[b]	1,350	1,350,357
2.20%, 05/15/19	(Call 04/15/19)	2,200	2,196,775
2.30%, 07/28/16		1,250	1,267,740
2.30%, 09/11/19	(Call 08/11/19)	3,205	3,205,958
2.40%, 01/17/17	(Call 12/18/16)	2,000	2,029,728
2.60%, 08/17/20	(Call 07/17/20)	785	786,357
3.00%, 02/24/25	(Call 01/24/25)	830	799,942
3.40%, 05/15/24	(Call 04/15/24)	2,450	2,468,128

Security		Principal (000s)	Value
3.55%, 09/23/21	(Call 08/23/21)	$1,670	$1,729,914
4.60%, 01/15/20		2,395	2,613,216
Series G
2.15%, 02/24/20	(Call 01/24/20)	1,500	1,478,365
Bank of Nova Scotia (The)
1.10%, 12/13/16		2,000	1,997,675
1.30%, 07/21/17[b]		4,500	4,475,689
1.38%, 12/18/17	(Call 11/18/17)	3,425	3,400,673
1.45%, 04/25/18		50	49,610
2.05%, 10/30/18		500	500,721
2.05%, 06/05/19[b]		1,515	1,509,960
2.55%, 01/12/17[b]		2,400	2,440,694
2.90%, 03/29/16		1,650	1,672,023
4.38%, 01/13/21		1,000	1,080,943
Barclays Bank PLC
2.50%, 02/20/19		9,705	9,788,041
5.13%, 01/08/20[b]		6,435	7,152,040
5.14%, 10/14/20		2,500	2,722,065
Barclays PLC
2.75%, 11/08/19		4,420	4,412,588
2.88%, 06/08/20[b]		2,000	1,989,604
3.65%, 03/16/25[b]		720	684,160
5.25%, 08/17/45		1,640	1,654,138
BB&T Corp.
1.60%, 08/15/17	(Call 07/14/17)	50	49,962
2.15%, 03/22/17	(Call 02/22/17)	1,450	1,463,887
2.45%, 01/15/20	(Call 12/15/19)	1,550	1,550,485
2.63%, 06/29/20	(Call 05/29/20)	75	75,342
3.95%, 03/22/22	(Call 02/22/22)	1,250	1,289,579
5.20%, 12/23/15		3,011	3,050,396
5.25%, 11/01/19		1,200	1,320,170
6.85%, 04/30/19		1,824	2,107,531
BNP Paribas SA
1.38%, 03/17/17[b]		2,450	2,436,379
2.38%, 05/21/20		1,530	1,523,385
2.45%, 03/17/19		3,500	3,518,684
2.70%, 08/20/18		3,000	3,051,339
3.25%, 03/03/23		2,000	2,002,503
3.60%, 02/23/16		5,000	5,064,700
4.25%, 10/15/24		1,500	1,494,207
5.00%, 01/15/21[b]		3,940	4,396,039
BPCE SA
2.25%, 01/27/20		5,000	4,974,541
2.50%, 12/10/18		2,000	2,025,010
2.50%, 07/15/19		3,500	3,526,761
4.00%, 04/15/24[b]		750	767,510

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Branch Banking & Trust Co.
1.00%, 04/03/17	(Call 03/03/17)	$2,750	$2,733,144
1.05%, 12/01/16	(Call 11/01/16)	2,500	2,494,078
1.35%, 10/01/17	(Call 09/01/17)	2,000	1,988,111
2.30%, 10/15/18	(Call 09/15/18)	700	705,492
3.80%, 10/30/26	(Call 09/30/26)	1,000	1,013,451
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18	(Call 12/23/17)	500	497,635
Capital One Financial Corp.
2.45%, 04/24/19	(Call 03/24/19)[b]	800	791,926
3.20%, 02/05/25	(Call 01/05/25)	520	481,728
3.75%, 04/24/24	(Call 03/24/24)	1,020	990,490
4.75%, 07/15/21		3,650	3,911,741
6.15%, 09/01/16		5,942	6,209,684
Capital One N.A./Mclean VA
1.65%, 02/05/18	(Call 01/05/18)	500	493,270
2.35%, 08/17/18	(Call 07/17/18)	630	630,852
2.40%, 09/05/19	(Call 08/15/19)	2,704	2,656,956
2.95%, 07/23/21	(Call 06/23/21)	3,250	3,161,867
Citigroup Inc.
1.55%, 08/14/17		5,000	4,972,181
1.75%, 05/01/18[b]		3,650	3,612,099
1.80%, 02/05/18[b]		4,780	4,757,163
2.40%, 02/18/20[b]		1,830	1,811,446
2.50%, 07/29/19		3,350	3,344,735
2.55%, 04/08/19		5,200	5,219,163
3.30%, 04/27/25		400	387,062
3.75%, 06/16/24[b]		3,000	3,022,025
3.88%, 10/25/23		2,050	2,089,284
3.88%, 03/26/25		1,150	1,111,865
3.95%, 06/15/16		1,775	1,816,043
4.00%, 08/05/24		1,250	1,231,417
4.05%, 07/30/22[b]		700	716,909
4.30%, 11/20/26[b]		1,000	991,069
4.45%, 01/10/17		4,900	5,087,409
4.50%, 01/14/22		1,500	1,599,831
4.65%, 07/30/45		1,000	999,513
4.95%, 11/07/43		3,750	3,917,723
5.30%, 05/06/44[b]		4,000	4,198,560
5.38%, 08/09/20[b]		2,700	2,999,849
5.50%, 02/15/17		7,100	7,450,348
5.50%, 09/13/25		2,450	2,676,843
5.88%, 01/30/42		900	1,042,031
6.00%, 08/15/17		350	377,126
6.13%, 11/21/17		17,950	19,533,998
6.68%, 09/13/43		500	620,007

Security		Principal (000s)	Value
8.13%, 07/15/39		$6,914	$10,014,908
8.50%, 05/22/19		1,750	2,114,743
Citizens Financial Group Inc.
4.35%, 08/01/25	(Call 07/01/25)	5,000	4,999,510
Comerica Bank
2.50%, 06/02/20		1,000	995,884
5.75%, 11/21/16		350	369,296
Comerica Inc.
2.13%, 05/23/19	(Call 04/23/19)	270	266,962
3.80%, 07/22/26		1,500	1,460,600
Commonwealth Bank of Australia/New York NY
1.40%, 09/08/17		500	500,583
1.90%, 09/18/17		5,750	5,803,011
2.25%, 03/13/19		1,000	998,573
2.30%, 09/06/19		2,000	1,989,188
2.30%, 03/12/20[b]		2,000	1,992,123
Compass Bank
2.75%, 09/29/19	(Call 08/29/19)	5,095	5,038,249
3.88%, 04/10/25	(Call 03/10/25)	1,000	933,006
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19		1,500	1,505,214
3.38%, 01/19/17[b]		5,325	5,465,478
3.88%, 02/08/22		2,100	2,190,393
4.38%, 08/04/25		1,490	1,490,423
4.50%, 01/11/21		3,250	3,541,398
4.63%, 12/01/23		2,750	2,830,411
5.25%, 05/24/41		3,200	3,499,973
5.25%, 08/04/45		1,300	1,321,115
5.75%, 12/01/43		3,550	3,885,832
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
3.38%, 05/21/25		1,500	1,460,310
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20[b,c]		1,250	1,243,490
3.75%, 03/26/25[b,c]		2,320	2,250,647
4.88%, 05/15/45[c]		1,500	1,472,692
Credit Suisse/New York NY
1.38%, 05/26/17		2,500	2,484,391
1.70%, 04/27/18		880	873,821
1.75%, 01/29/18		8,250	8,226,261
2.30%, 05/28/19		1,735	1,735,457
3.00%, 10/29/21		6,160	6,128,220
3.63%, 09/09/24		2,000	1,991,443
5.40%, 01/14/20[b]		2,465	2,711,626
6.00%, 02/15/18		5,450	5,914,754

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Deutsche Bank AG
2.95%, 08/20/20		$1,000	$1,001,733
4.30%, 05/24/28	(Call 05/24/23)[a]	1,000	957,660
4.50%, 04/01/25		3,985	3,848,998
Deutsche Bank AG/London
1.40%, 02/13/17[b]		3,500	3,487,942
1.88%, 02/13/18[b]		2,145	2,135,946
2.50%, 02/13/19[b]		1,515	1,520,370
3.70%, 05/30/24[b]		4,345	4,296,453
6.00%, 09/01/17		5,257	5,673,582
Discover Bank/Greenwood DE
2.00%, 02/21/18		2,000	1,982,214
2.60%, 11/13/18	(Call 10/12/18)	665	666,896
3.10%, 06/04/20	(Call 05/04/20)	805	801,724
4.20%, 08/08/23		3,000	3,009,767
Fifth Third Bancorp
2.30%, 03/01/19	(Call 01/30/19)	1,925	1,915,873
2.88%, 07/27/20	(Call 06/27/20)	1,000	1,002,364
3.50%, 03/15/22	(Call 02/15/22)	1,500	1,511,145
3.63%, 01/25/16		3,250	3,284,811
8.25%, 03/01/38		1,020	1,448,382
Fifth Third Bank/Cincinnati OH
1.35%, 06/01/17	(Call 05/01/17)	1,650	1,640,320
2.15%, 08/20/18	(Call 07/20/18)	590	589,789
2.88%, 10/01/21	(Call 09/01/21)	3,125	3,104,728
First Tennessee Bank N.A.
2.95%, 12/01/19	(Call 11/01/19)[b]	1,500	1,503,363
FirstMerit Bank N.A./Akron OH
4.27%, 11/25/26		1,000	988,424
Goldman Sachs Group Inc. (The)
2.38%, 01/22/18[b]		9,025	9,113,618
2.55%, 10/23/19[b]		8,120	8,138,254
2.60%, 04/23/20	(Call 03/23/20)[b]	5,000	4,984,251
2.63%, 01/31/19[b]		5,925	5,989,341
2.90%, 07/19/18		290	296,844
3.50%, 01/23/25	(Call 10/23/24)[b]	1,350	1,318,105
3.63%, 01/22/23		6,270	6,299,735
3.75%, 05/22/25	(Call 02/22/25)[b]	2,480	2,465,687
3.85%, 07/08/24	(Call 04/08/24)	8,125	8,213,425
4.00%, 03/03/24[b]		3,855	3,938,425
4.80%, 07/08/44	(Call 01/08/44)[b]	1,600	1,611,603
5.25%, 07/27/21		400	443,973
5.38%, 03/15/20		3,125	3,459,785
5.63%, 01/15/17		5,750	6,047,357
5.75%, 01/24/22		3,040	3,447,318
5.95%, 01/18/18		250	272,702
5.95%, 01/15/27		4,510	5,043,735

Security		Principal (000s)	Value
6.00%, 06/15/20		$5,365	$6,105,387
6.13%, 02/15/33		2,825	3,344,534
6.15%, 04/01/18		4,490	4,944,549
6.25%, 09/01/17		600	651,092
6.25%, 02/01/41		4,085	4,852,815
6.45%, 05/01/36		1,250	1,430,334
6.75%, 10/01/37		8,483	10,093,590
7.50%, 02/15/19		275	320,322
HSBC Bank USA N.A.
7.00%, 01/15/39		750	981,162
HSBC Bank USA N.A./Buffalo NY
4.88%, 08/24/20		4,000	4,394,626
HSBC Bank USA N.A./New York NY
5.88%, 11/01/34		500	581,090
HSBC Holdings PLC
4.00%, 03/30/22		7,624	7,913,834
4.25%, 03/14/24[b]		500	503,518
5.10%, 04/05/21[b]		4,174	4,624,009
5.25%, 03/14/44[b]		500	506,462
6.10%, 01/14/42		3,300	4,084,947
6.50%, 05/02/36		1,000	1,164,393
6.50%, 09/15/37		5,000	5,925,356
6.80%, 06/01/38		2,000	2,441,253
7.63%, 05/17/32		250	318,986
HSBC USA Inc.
1.63%, 01/16/18		1,600	1,591,574
1.70%, 03/05/18		400	398,024
2.25%, 06/23/19		2,100	2,096,755
2.35%, 03/05/20		1,445	1,424,127
2.38%, 11/13/19[b]		1,500	1,495,976
2.75%, 08/07/20		3,000	3,001,046
3.50%, 06/23/24[b]		8,500	8,550,370
Huntington National Bank (The)
1.70%, 02/26/18	(Call 01/26/18)	2,500	2,475,755
2.00%, 06/30/18		1,000	994,464
2.20%, 04/01/19	(Call 03/01/19)	2,500	2,466,632
2.40%, 04/01/20	(Call 03/01/20)	500	492,670
2.88%, 08/20/20	(Call 07/20/20)	1,000	995,994
Intesa Sanpaolo SpA
2.38%, 01/13/17		1,200	1,201,329
3.88%, 01/16/18[b]		3,300	3,396,041
3.88%, 01/15/19[b]		4,250	4,391,481
JPMorgan Chase & Co.
1.35%, 02/15/17		4,250	4,244,427
1.63%, 05/15/18[b]		850	841,585
1.80%, 01/25/18		1,700	1,695,925
2.00%, 08/15/17		2,950	2,964,604

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
2.20%, 10/22/19		$6,194	$6,135,172
2.25%, 01/23/20	(Call 12/23/19)	5,400	5,334,730
2.35%, 01/28/19[b]		2,250	2,257,897
3.13%, 01/23/25	(Call 10/23/24)	2,500	2,396,141
3.15%, 07/05/16[b]		3,800	3,868,077
3.20%, 01/25/23		1,840	1,807,655
3.25%, 09/23/22		3,786	3,745,620
3.38%, 05/01/23		900	871,757
3.63%, 05/13/24		5,000	4,990,162
3.88%, 02/01/24		5,250	5,345,852
3.88%, 09/10/24		4,950	4,873,588
3.90%, 07/15/25	(Call 04/15/25)[b]	2,000	2,028,735
4.13%, 12/15/26[b]		1,100	1,089,555
4.25%, 10/15/20		6,220	6,619,244
4.35%, 08/15/21		3,820	4,068,782
4.50%, 01/24/22		11,510	12,285,938
4.63%, 05/10/21		1,029	1,111,815
4.85%, 02/01/44		6,650	6,995,865
4.95%, 06/01/45[b]		2,650	2,640,460
5.40%, 01/06/42		1,250	1,399,087
5.50%, 10/15/40		2,400	2,714,672
5.60%, 07/15/41		2,020	2,319,331
5.63%, 08/16/43		765	831,355
6.00%, 01/15/18		500	546,069
6.13%, 06/27/17		1,500	1,611,774
6.30%, 04/23/19		16,535	18,745,783
6.40%, 05/15/38		220	274,954
JPMorgan Chase Bank N.A.
6.00%, 10/01/17		4,450	4,816,942
KeyCorp
2.30%, 12/13/18	(Call 11/13/18)[b]	8,400	8,412,226
5.10%, 03/24/21[b]		1,500	1,652,836
KfW
0.00%, 04/18/36		3,000	1,553,164
0.75%, 03/17/17		1,200	1,199,953
0.88%, 09/05/17[b]		15,500	15,486,935
0.88%, 12/15/17[b]		5,000	4,983,944
1.25%, 10/05/16		10,000	10,073,686
1.25%, 02/15/17		9,275	9,352,302
1.50%, 04/20/20		300	297,595
1.88%, 04/01/19		6,300	6,397,462
2.00%, 10/04/22		2,750	2,726,447
2.00%, 05/02/25[b]		21,050	20,266,668
2.13%, 01/17/23		12,100	12,066,438
2.50%, 11/20/24		5,250	5,297,713
2.63%, 01/25/22		6,900	7,144,646
2.75%, 09/08/20		11,350	11,883,920

Security		Principal (000s)	Value
2.75%, 10/01/20		$300	$314,208
4.00%, 01/27/20		600	660,389
4.88%, 01/17/17		29,900	31,630,654
4.88%, 06/17/19		6,020	6,767,912
Series G
4.38%, 03/15/18		5,215	5,641,919
Korea Development Bank (The)
1.50%, 01/22/18		7,800	7,727,118
2.50%, 03/11/20		3,000	3,007,384
3.50%, 08/22/17		3,300	3,418,060
3.75%, 01/22/24[b]		900	936,083
4.63%, 11/16/21		1,500	1,651,164
Landwirtschaftliche Rentenbank
0.88%, 09/12/17		11,350	11,333,527
1.00%, 04/04/18		400	398,781
1.38%, 10/23/19[b]		200	198,285
2.00%, 01/13/25		2,000	1,931,738
2.38%, 06/10/25		5,000	4,972,113
5.00%, 11/08/16[b]		5,982	6,291,504
5.13%, 02/01/17		3,000	3,187,032
Lloyds Bank PLC
2.00%, 08/17/18		2,000	1,995,857
2.30%, 11/27/18[b]		2,200	2,210,076
2.40%, 03/17/20		2,200	2,186,644
2.70%, 08/17/20		2,000	2,015,546
3.50%, 05/14/25[b]		4,000	3,934,782
4.20%, 03/28/17[b]		2,800	2,910,917
Lloyds Banking Group PLC
4.50%, 11/04/24[b]		205	206,814
Manufacturers & Traders Trust Co.
1.00%, 12/01/21	(Call 12/01/16)[a]	500	506,498
1.45%, 03/07/18	(Call 02/05/18)	3,250	3,210,090
2.25%, 07/25/19	(Call 06/25/19)	2,500	2,500,708
2.30%, 01/30/19	(Call 12/30/18)	2,000	2,003,691
2.90%, 02/06/25	(Call 01/06/25)	1,000	947,063
Morgan Stanley
2.13%, 04/25/18		600	601,883
2.38%, 07/23/19		2,220	2,214,467
2.50%, 01/24/19		21,485	21,559,907
2.65%, 01/27/20		400	400,124
3.70%, 10/23/24[b]		900	899,895
3.75%, 02/25/23		3,560	3,594,491
3.80%, 04/29/16		4,750	4,837,837
3.95%, 04/23/27		1,900	1,812,465
4.00%, 07/23/25[b]		605	615,830
4.30%, 01/27/45[b]		1,875	1,760,951
4.35%, 09/08/26		3,150	3,144,217

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.75%, 03/22/17		$3,150	$3,300,028
4.88%, 11/01/22		3,126	3,314,589
5.00%, 11/24/25		500	526,951
5.45%, 01/09/17		4,375	4,600,413
5.50%, 01/26/20		200	221,847
5.50%, 07/24/20		3,350	3,738,044
5.50%, 07/28/21[b]		1,085	1,212,635
5.63%, 09/23/19		7,600	8,467,398
5.75%, 01/25/21		3,050	3,453,450
5.95%, 12/28/17		400	435,790
6.25%, 08/09/26		551	657,197
6.38%, 07/24/42		3,484	4,269,668
6.63%, 04/01/18		5,584	6,215,646
7.25%, 04/01/32		500	651,643
7.30%, 05/13/19		4,365	5,102,153
Series F
3.88%, 04/29/24		19,000	19,242,242
5.55%, 04/27/17		750	796,399
MUFG Union Bank N.A.
2.63%, 09/26/18	(Call 08/26/18)	6,750	6,832,016
National Australia Bank Ltd./New York
2.30%, 07/25/18		3,000	3,025,008
2.63%, 07/23/20[b]		2,000	2,009,388
2.75%, 03/09/17[b]		1,000	1,021,155
3.00%, 01/20/23[b]		1,600	1,589,366
Northern Trust Corp.
2.38%, 08/02/22		1,700	1,644,278
3.38%, 08/23/21		2,324	2,417,596
3.45%, 11/04/20		250	262,173
3.95%, 10/30/25		2,100	2,170,874
Oesterreichische Kontrollbank AG
1.13%, 05/29/18		5,300	5,285,775
2.38%, 10/01/21		3,000	3,059,657
PNC Bank N.A.
1.13%, 01/27/17	(Call 12/28/16)[d]	3,025	3,015,914
1.15%, 11/01/16	(Call 10/02/16)[d]	300	299,752
2.70%, 11/01/22	(Call 10/01/22)[d]	2,500	2,404,733
3.80%, 07/25/23	(Call 06/25/23)[d]	5,750	5,846,902
4.20%, 11/01/25	(Call 10/02/25)[d]	500	520,828
6.00%, 12/07/17[d]		1,750	1,902,628
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	(Call 03/29/24)[d]	5,500	5,519,380
PNC Funding Corp.
4.38%, 08/11/20[b,d]		2,750	2,976,116
5.25%, 11/15/15[d]		3,435	3,464,967
6.70%, 06/10/19[d]		998	1,148,357

Security		Principal (000s)	Value
Regions Bank/Birmingham AL
2.25%, 09/14/18	(Call 08/14/18)	$5,000	$4,977,837
Royal Bank of Canada
1.20%, 01/23/17[b]		200	200,300
1.40%, 10/13/17[b]		500	497,498
1.45%, 09/09/16		4,925	4,950,428
1.50%, 01/16/18		2,500	2,488,258
2.15%, 03/06/20[b]		5,000	4,990,980
2.30%, 07/20/16		2,250	2,277,488
Royal Bank of Scotland Group PLC
1.88%, 03/31/17		1,700	1,690,373
6.40%, 10/21/19		3,450	3,847,389
Royal Bank of Scotland PLC (The)
4.38%, 03/16/16		2,625	2,671,568
5.63%, 08/24/20[b]		2,700	3,039,957
6.13%, 01/11/21		700	807,849
Santander Bank N.A.
2.00%, 01/12/18	(Call 12/12/17)	2,550	2,541,065
Santander Holdings USA Inc./PA
2.65%, 04/17/20	(Call 03/17/20)	1,200	1,179,805
4.50%, 07/17/25	(Call 04/17/25)	1,000	996,820
Societe Generale SA
2.75%, 10/12/17[b]		1,000	1,018,746
State Street Corp.
2.55%, 08/18/20		675	678,695
2.88%, 03/07/16		1,300	1,315,159
3.10%, 05/15/23		450	440,870
3.30%, 12/16/24[b]		2,495	2,465,170
3.55%, 08/18/25		555	560,525
3.70%, 11/20/23		1,500	1,537,276
4.38%, 03/07/21		1,100	1,200,201
4.96%, 03/15/18		800	852,055
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18		2,500	2,477,832
1.75%, 01/16/18		2,000	1,991,558
2.25%, 07/11/19		1,000	994,408
2.45%, 01/16/20[b]		6,000	5,977,155
2.50%, 07/19/18		3,000	3,034,852
3.65%, 07/23/25		3,000	3,019,511
3.95%, 01/10/24[b]		3,000	3,125,494
SunTrust Bank/Atlanta GA
1.35%, 02/15/17	(Call 01/15/17)	2,250	2,239,002
7.25%, 03/15/18		1,000	1,110,848
SunTrust Banks Inc.
2.35%, 11/01/18	(Call 10/01/18)	1,100	1,099,916
3.50%, 01/20/17	(Call 12/20/16)	1,050	1,075,738
6.00%, 09/11/17		2,298	2,477,791

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
SVB Financial Group
3.50%, 01/29/25		$1,000	$953,434
Svenska Handelsbanken AB
2.50%, 01/25/19[b]		2,750	2,795,664
2.88%, 04/04/17		2,750	2,813,992
Toronto-Dominion Bank (The)
1.13%, 05/02/17		100	99,644
1.40%, 04/30/18[b]		1,215	1,202,332
1.63%, 03/13/18		4,000	3,992,351
1.75%, 07/23/18		1,315	1,309,375
2.13%, 07/02/19		2,500	2,493,823
2.25%, 11/05/19[b]		3,950	3,959,018
2.38%, 10/19/16		2,000	2,032,240
2.50%, 07/14/16		1,600	1,622,563
2.63%, 09/10/18		2,000	2,042,285
Travelers Companies Inc. (The)
4.30%, 08/25/45	(Call 02/25/45)	800	791,636
U.S. Bancorp
2.95%, 07/15/22	(Call 06/15/22)	1,270	1,250,441
3.00%, 03/15/22	(Call 02/15/22)	1,550	1,561,707
3.70%, 01/30/24	(Call 12/29/23)	2,250	2,323,165
4.13%, 05/24/21	(Call 04/23/21)	1,825	1,961,054
Series F
2.20%, 11/15/16	(Call 10/14/16)	4,800	4,864,421
3.60%, 09/11/24	(Call 08/11/24)	1,650	1,653,640
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18	(Call 12/26/17)	2,075	2,062,696
2.13%, 10/28/19	(Call 09/28/19)	4,435	4,437,190
2.80%, 01/27/25	(Call 12/27/24)	1,350	1,295,664
UBS AG/Stamford CT
1.38%, 06/01/17		825	819,808
1.38%, 08/14/17[b]		3,250	3,227,237
1.80%, 03/26/18		1,215	1,210,376
2.35%, 03/26/20[b]		890	885,703
2.38%, 08/14/19		10,950	10,955,212
5.75%, 04/25/18		850	931,329
5.88%, 12/20/17[b]		8,134	8,866,333
Wachovia Corp.
5.50%, 08/01/35		3,615	3,989,803
5.75%, 06/15/17		1,730	1,857,941
5.75%, 02/01/18		9,280	10,142,357
Wells Fargo & Co.
1.40%, 09/08/17		1,000	997,202
1.50%, 01/16/18		3,300	3,284,501
2.15%, 01/15/19		4,700	4,708,757
3.00%, 01/22/21		2,695	2,733,622
3.00%, 02/19/25[b]		1,290	1,239,295

Security	Principal (000s)	Value
3.30%, 09/09/24[b]	$2,550	$2,524,239
3.50%, 03/08/22[b]	3,529	3,622,005
3.90%, 05/01/45[b]	2,800	2,563,617
4.10%, 06/03/26	5,540	5,558,359
4.13%, 08/15/23	3,470	3,587,457
4.30%, 07/22/27	1,575	1,599,742
4.60%, 04/01/21	5,320	5,799,559
4.65%, 11/04/44	3,345	3,280,466
5.38%, 11/02/43[b]	1,330	1,433,802
5.61%, 01/15/44	5,453	6,063,815
5.63%, 12/11/17	6,325	6,878,481
Series M
3.45%, 02/13/23	2,530	2,505,185
Series N
2.15%, 01/30/20	1,898	1,878,838
Wells Fargo Capital X
5.95%, 12/01/86	2,250	2,261,250
Westpac Banking Corp.
1.20%, 05/19/17	200	199,015
1.50%, 12/01/17	4,000	3,983,151
1.55%, 05/25/18	1,000	989,332
1.60%, 01/12/18	1,650	1,640,401
2.00%, 08/14/17	400	404,674
2.25%, 07/30/18	600	604,181
2.25%, 01/17/19[b]	3,340	3,346,219
2.30%, 05/26/20[b]	1,500	1,489,163
3.00%, 12/09/15	4,850	4,883,552

		1,508,813,845
BEVERAGES — 0.50%
Anheuser-Busch Companies LLC
5.50%, 01/15/18	200	217,728
5.60%, 03/01/17	500	532,135
Anheuser-Busch InBev Finance Inc.
1.13%, 01/27/17[b]	4,250	4,257,907
2.15%, 02/01/19[b]	865	870,338
2.63%, 01/17/23[b]	1,300	1,243,663
3.70%, 02/01/24	1,015	1,033,298
4.63%, 02/01/44[b]	4,575	4,641,860
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17[b]	2,350	2,353,620
2.50%, 07/15/22[b]	5,145	4,939,368
2.88%, 02/15/16[b]	2,000	2,020,586
3.75%, 07/15/42	2,000	1,772,314
4.38%, 02/15/21	3,475	3,769,832
5.00%, 04/15/20	100	111,113
5.38%, 01/15/20	2,345	2,628,493
7.75%, 01/15/19	7,235	8,509,128

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
8.00%, 11/15/39		$2,000	$2,931,657
8.20%, 01/15/39[b]		865	1,287,874
Beam Suntory Inc.
1.75%, 06/15/18		500	495,246
3.25%, 05/15/22	(Call 02/15/22)	4,350	4,234,265
Brown-Forman Corp.
2.25%, 01/15/23	(Call 10/15/22)	1,750	1,652,489
4.50%, 07/15/45	(Call 01/15/45)[b]	1,000	1,025,873
Coca-Cola Co. (The)
1.65%, 03/14/18[b]		500	503,073
1.80%, 09/01/16[b]		400	404,011
2.45%, 11/01/20[b]		1,500	1,510,721
3.15%, 11/15/20[b]		5,650	5,863,896
3.20%, 11/01/23[b]		3,100	3,133,068
3.30%, 09/01/21[b]		2,350	2,435,258
Coca-Cola Enterprises Inc.
3.25%, 08/19/21	(Call 05/19/21)	1,000	1,019,807
4.50%, 09/01/21	(Call 06/01/21)	1,784	1,925,198
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18		3,350	3,382,574
5.25%, 11/26/43[b]		1,000	1,084,965
Diageo Capital PLC
1.50%, 05/11/17		5,944	5,947,805
2.63%, 04/29/23	(Call 01/29/23)	3,020	2,868,914
3.88%, 04/29/43	(Call 10/29/42)	1,125	1,018,821
4.83%, 07/15/20[b]		175	193,895
5.75%, 10/23/17		950	1,030,846
5.88%, 09/30/36[b]		100	116,747
Diageo Finance BV
5.30%, 10/28/15		2,357	2,373,784
Diageo Investment Corp.
2.88%, 05/11/22		400	389,827
4.25%, 05/11/42[b]		1,000	969,978
7.45%, 04/15/35		750	1,019,160
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21	(Call 08/15/21)[b]	1,600	1,600,669
6.82%, 05/01/18[b]		250	279,936
Molson Coors Brewing Co.
3.50%, 05/01/22[b]		2,350	2,370,679
5.00%, 05/01/42[b]		700	664,140
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29		4,281	5,770,999
PepsiCo Inc.
0.95%, 02/22/17		200	199,588
1.25%, 08/13/17		3,800	3,800,634
2.25%, 01/07/19	(Call 12/07/18)	3,750	3,800,643

Security		Principal (000s)	Value
2.50%, 05/10/16		$1,700	$1,722,802
2.75%, 03/05/22		2,250	2,229,960
2.75%, 03/01/23		2,000	1,946,791
2.75%, 04/30/25	(Call 01/30/25)	3,200	3,042,253
3.00%, 08/25/21		2,225	2,262,612
3.50%, 07/17/25	(Call 04/17/25)	1,100	1,108,871
3.60%, 03/01/24	(Call 12/01/23)	3,400	3,480,388
4.00%, 03/05/42[b]		1,000	931,419
4.25%, 10/22/44	(Call 04/22/44)	330	319,643
4.60%, 07/17/45	(Call 01/17/45)	2,000	2,051,213
4.88%, 11/01/40		600	634,322
5.00%, 06/01/18[b]		200	218,035
7.90%, 11/01/18		2,280	2,698,223

			128,854,955

BIOTECHNOLOGY — 0.27%
Amgen Inc.
1.25%, 05/22/17		950	944,019
2.13%, 05/15/17		4,000	4,033,721
2.20%, 05/22/19	(Call 04/22/19)	2,025	2,007,607
2.50%, 11/15/16		2,000	2,030,013
3.45%, 10/01/20		250	255,949
3.63%, 05/15/22	(Call 02/15/22)	6,000	6,059,893
3.63%, 05/22/24	(Call 02/22/24)	3,500	3,467,279
4.10%, 06/15/21	(Call 03/15/21)	1,000	1,048,341
4.40%, 05/01/45	(Call 11/01/44)[b]	1,555	1,442,498
4.50%, 03/15/20		250	268,412
5.15%, 11/15/41	(Call 05/15/41)	5,675	5,786,388
5.38%, 05/15/43	(Call 11/15/42)[b]	1,050	1,098,049
5.65%, 06/15/42	(Call 12/15/41)	3,900	4,242,465
5.70%, 02/01/19		5,655	6,270,957
5.85%, 06/01/17[b]		1,000	1,071,384
6.15%, 06/01/18		500	554,207
6.38%, 06/01/37		15	17,620
6.90%, 06/01/38		1,000	1,241,722
Bio-Rad Laboratories Inc.
4.88%, 12/15/20		1,600	1,694,032
Biogen Inc.
6.88%, 03/01/18		750	843,576
Celgene Corp.
2.25%, 05/15/19		750	743,597
3.25%, 08/15/22		2,000	1,957,114
3.63%, 05/15/24	(Call 02/15/24)	1,024	1,006,972
3.95%, 10/15/20[b]		1,200	1,254,179
4.00%, 08/15/23		2,750	2,796,670
4.63%, 05/15/44	(Call 11/15/43)	1,620	1,513,150
5.25%, 08/15/43[b]		100	102,327

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Gilead Sciences Inc.
2.05%, 04/01/19[b]		$1,000	$1,000,262
2.35%, 02/01/20		350	349,382
3.05%, 12/01/16		200	204,471
3.50%, 02/01/25	(Call 11/01/24)[b]	1,005	1,001,021
3.70%, 04/01/24	(Call 01/01/24)	1,020	1,030,883
4.50%, 04/01/21	(Call 01/01/21)[b]	1,500	1,618,427
4.50%, 02/01/45	(Call 08/01/44)	4,000	3,959,744
4.80%, 04/01/44	(Call 10/01/43)	3,865	3,978,129
5.65%, 12/01/41	(Call 06/01/41)	2,615	2,944,346

			69,838,806
BUILDING MATERIALS — 0.01%
CRH America Inc.
5.75%, 01/15/21[b]		750	851,915
8.13%, 07/15/18		500	581,204
Martin Marietta Materials Inc.
6.60%, 04/15/18		233	257,516
Owens Corning
4.20%, 12/15/22	(Call 09/15/22)	1,530	1,534,511

			3,225,146
CHEMICALS — 0.52%
Agrium Inc.
3.15%, 10/01/22	(Call 07/01/22)	3,150	3,052,203
3.38%, 03/15/25	(Call 12/15/24)	565	531,594
4.13%, 03/15/35	(Call 09/15/34)	600	528,649
5.25%, 01/15/45	(Call 07/15/44)	1,500	1,501,502
Air Products & Chemicals Inc.
2.00%, 08/02/16		1,500	1,515,191
3.00%, 11/03/21		1,050	1,050,434
3.35%, 07/31/24	(Call 04/30/24)	1,000	992,281
4.38%, 08/21/19		500	538,336
Airgas Inc.
1.65%, 02/15/18	(Call 01/15/18)	500	493,432
2.38%, 02/15/20	(Call 01/15/20)	1,575	1,537,941
2.90%, 11/15/22	(Call 08/15/22)	1,550	1,486,289
3.65%, 07/15/24	(Call 04/15/24)	135	132,972
Albemarle Corp.
3.00%, 12/01/19	(Call 11/01/19)	500	499,151
4.15%, 12/01/24	(Call 09/01/24)	1,750	1,723,341
4.50%, 12/15/20	(Call 09/15/20)	800	840,729
CF Industries Inc.
4.95%, 06/01/43		800	733,139
5.15%, 03/15/34[b]		3,525	3,405,356
5.38%, 03/15/44[b]		1,274	1,236,398
6.88%, 05/01/18		1,400	1,558,823

Security		Principal (000s)	Value
Cytec Industries Inc.
3.50%, 04/01/23	(Call 01/01/23)	$2,050	$1,976,821
3.95%, 05/01/25	(Call 02/01/25)	500	488,146
Dow Chemical Co. (The)
3.00%, 11/15/22	(Call 08/15/22)	2,000	1,942,819
3.50%, 10/01/24	(Call 07/01/24)[b]	1,000	959,179
4.13%, 11/15/21	(Call 08/15/21)[b]	1,650	1,714,701
4.25%, 11/15/20	(Call 08/15/20)	2,910	3,077,411
4.25%, 10/01/34	(Call 04/01/34)[b]	3,150	2,882,264
4.38%, 11/15/42	(Call 05/15/42)[b]	2,015	1,808,627
4.63%, 10/01/44	(Call 04/01/44)	500	462,552
5.25%, 11/15/41	(Call 05/15/41)	501	501,465
7.38%, 11/01/29		50	63,411
8.55%, 05/15/19		5,835	7,039,275
9.40%, 05/15/39		565	830,710
Eastman Chemical Co.
2.70%, 01/15/20	(Call 12/15/19)	1,800	1,785,857
3.60%, 08/15/22	(Call 05/15/22)	3,750	3,715,548
3.80%, 03/15/25	(Call 12/15/24)[b]	850	831,267
4.65%, 10/15/44	(Call 04/15/44)[b]	720	679,125
5.50%, 11/15/19		1,600	1,767,376
Ecolab Inc.
2.25%, 01/12/20		1,065	1,047,012
3.00%, 12/08/16		2,100	2,141,002
4.35%, 12/08/21		450	482,016
5.50%, 12/08/41[b]		1,650	1,849,771
EI du Pont de Nemours & Co.
2.80%, 02/15/23[b]		3,665	3,509,281
4.15%, 02/15/43[b]		2,111	1,997,452
4.25%, 04/01/21		50	53,556
5.25%, 12/15/16		3,968	4,170,688
6.00%, 07/15/18		3,870	4,305,363
FMC Corp.
3.95%, 02/01/22	(Call 11/01/21)	450	451,202
4.10%, 02/01/24	(Call 11/01/23)	1,700	1,705,750
LYB International Finance BV
4.00%, 07/15/23		3,625	3,661,232
4.88%, 03/15/44	(Call 09/15/43)	825	789,730
5.25%, 07/15/43[b]		50	50,195
LyondellBasell Industries NV
4.63%, 02/26/55	(Call 08/26/54)	2,700	2,323,616
5.00%, 04/15/19	(Call 01/15/19)	1,000	1,079,294
5.75%, 04/15/24	(Call 01/15/24)	2,000	2,239,223
6.00%, 11/15/21	(Call 08/17/21)	750	848,273
Monsanto Co.
2.13%, 07/15/19[b]		3,480	3,449,590
3.38%, 07/15/24	(Call 04/15/24)	335	321,393

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.60%, 07/15/42	(Call 01/15/42)	$1,500	$1,183,336
3.95%, 04/15/45	(Call 10/15/44)	1,205	1,005,156
4.20%, 07/15/34	(Call 01/15/34)	590	539,982
4.40%, 07/15/44	(Call 01/15/44)	2,730	2,456,838
4.65%, 11/15/43	(Call 05/15/43)[b]	100	93,403
4.70%, 07/15/64	(Call 01/15/64)	600	519,493
5.88%, 04/15/38		100	109,717
Mosaic Co. (The)
3.75%, 11/15/21	(Call 08/15/21)[b]	1,750	1,797,772
4.25%, 11/15/23	(Call 08/15/23)	1,425	1,444,097
5.45%, 11/15/33	(Call 05/15/33)	6	6,283
5.63%, 11/15/43	(Call 05/15/43)	2,000	2,110,867
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25		2,000	1,872,280
3.25%, 12/01/17		2,050	2,108,749
3.63%, 03/15/24	(Call 12/15/23)	200	199,634
4.88%, 03/30/20[b]		2,500	2,733,638
5.88%, 12/01/36		50	56,084
PPG Industries Inc.
2.30%, 11/15/19	(Call 10/15/19)	1,000	989,593
3.60%, 11/15/20[b]		1,703	1,763,318
Praxair Inc.
2.20%, 08/15/22	(Call 05/15/22)	1,700	1,609,931
2.45%, 02/15/22	(Call 11/15/21)	1,725	1,666,617
2.65%, 02/05/25	(Call 11/05/24)	3,310	3,170,355
3.00%, 09/01/21[b]		250	252,163
3.55%, 11/07/42	(Call 05/07/42)	150	133,324
4.05%, 03/15/21		1,050	1,120,113
5.20%, 03/15/17		500	529,918
Rohm & Haas Co.
6.00%, 09/15/17[b]		1,000	1,081,790
RPM International Inc.
5.25%, 06/01/45	(Call 12/01/44)	1,000	950,491
RPM International Inc.
6.13%, 10/15/19		150	166,248
6.50%, 02/15/18		1,500	1,636,306
Sherwin-Williams Co. (The)
1.35%, 12/15/17[b]		4,500	4,465,636
Sigma-Aldrich Corp.
3.38%, 11/01/20	(Call 08/01/20)	550	563,359
Valspar Corp. (The)
4.20%, 01/15/22	(Call 10/15/21)	2,300	2,362,356
4.40%, 02/01/45	(Call 08/01/44)	1,000	909,064
Westlake Chemical Corp.
3.60%, 07/15/22	(Call 04/15/22)	1,700	1,664,330

			135,632,195

Security		Principal (000s)	Value
COMMERCIAL SERVICES — 0.16%
Block Financial LLC
5.50%, 11/01/22	(Call 05/01/22)[b]	$2,500	$2,679,453
California Institute of Technology
4.70%, 11/01/11		1,000	970,747
Catholic Health Initiatives
2.95%, 11/01/22		500	485,749
4.35%, 11/01/42		2,750	2,493,287
Cleveland Clinic Foundation (The)
4.86%, 01/01/14		250	236,232
Equifax Inc.
3.30%, 12/15/22	(Call 09/15/22)	1,750	1,710,929
Massachusetts Institute of Technology
4.68%, 07/01/14		1,375	1,430,900
5.60%, 07/01/11		870	1,081,309
MasterCard Inc.
2.00%, 04/01/19		875	879,156
3.38%, 04/01/24		1,275	1,289,592
McGraw Hill Financial Inc.
2.50%, 08/15/18[c]		280	281,971
3.30%, 08/14/20	(Call 07/14/20)[c]	325	328,182
4.00%, 06/15/25	(Call 03/15/25)[c]	4,000	3,857,764
4.40%, 02/15/26	(Call 11/15/25)[c]	1,000	1,000,730
Metropolitan Museum of Art (The) Series 2015
3.40%, 07/01/45		150	133,371
Moody’s Corp.
4.88%, 02/15/24	(Call 11/15/23)	3,550	3,778,052
Northwestern University
3.69%, 12/01/38		500	481,721
3.87%, 12/01/48		1,000	968,725
President and Fellows of Harvard College
4.88%, 10/15/40		500	569,534
Princeton University
5.70%, 03/01/39		1,700	2,154,967
Synchrony Financial
3.00%, 08/15/19	(Call 07/15/19)[b]	4,000	4,001,158
4.25%, 08/15/24	(Call 05/15/24)	765	748,199
Verisk Analytics Inc.
4.13%, 09/12/22		700	709,550
5.50%, 06/15/45		2,100	2,071,548
Western Union Co. (The)
3.35%, 05/22/19		1,950	1,991,646
3.65%, 08/22/18[b]		3,700	3,828,525
5.25%, 04/01/20		150	162,414
6.20%, 11/17/36[b]		1,050	1,026,544

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
6.20%, 06/21/40		$135	$129,343

			41,481,298
COMPUTERS — 0.42%
Apple Inc.
1.00%, 05/03/18[b]		6,140	6,070,620
1.05%, 05/05/17[b]		1,200	1,200,569
2.00%, 05/06/20[b]		2,840	2,822,080
2.10%, 05/06/19[b]		2,220	2,240,255
2.40%, 05/03/23[b]		1,350	1,287,573
2.50%, 02/09/25		450	422,713
2.70%, 05/13/22		1,000	990,093
2.85%, 05/06/21[b]		4,830	4,910,651
3.20%, 05/13/25		7,450	7,399,937
3.45%, 05/06/24		4,120	4,197,064
3.45%, 02/09/45		3,435	2,887,828
3.85%, 05/04/43[b]		5,655	5,140,598
4.38%, 05/13/45		2,130	2,106,188
4.45%, 05/06/44		1,225	1,226,354
Cadence Design Systems Inc.
4.38%, 10/15/24		250	246,732
Computer Sciences Corp.
4.45%, 09/15/22		2,650	2,705,997
EMC Corp./MA
2.65%, 06/01/20		2,675	2,652,248
3.38%, 06/01/23	(Call 03/01/23)[b]	5,020	4,893,856
Hewlett-Packard Co.
2.60%, 09/15/17		9,000	9,099,888
2.75%, 01/14/19		2,450	2,466,303
4.05%, 09/15/22[b]		500	507,617
4.30%, 06/01/21		2,000	2,078,132
4.38%, 09/15/21		2,700	2,810,819
4.65%, 12/09/21[b]		2,250	2,369,567
6.00%, 09/15/41		2,150	2,143,529
International Business Machines Corp.
1.13%, 02/06/18		1,000	990,788
1.63%, 05/15/20[b]		750	731,401
2.90%, 11/01/21[b]		5,200	5,269,798
3.38%, 08/01/23		4,000	4,001,006
3.63%, 02/12/24[b]		2,375	2,398,062
4.00%, 06/20/42[b]		3,025	2,754,350
5.60%, 11/30/39		2,750	3,130,435
5.70%, 09/14/17		3,482	3,785,083
5.88%, 11/29/32		1,000	1,204,975
6.22%, 08/01/27		500	617,732
6.50%, 01/15/28		500	625,423
7.63%, 10/15/18		1,250	1,463,725
8.38%, 11/01/19[b]		100	124,804

Security		Principal (000s)	Value
Lexmark International Inc.
5.13%, 03/15/20		$150	$156,672
6.65%, 06/01/18[b]		1,000	1,094,146
NetApp Inc.
2.00%, 12/15/17		2,100	2,097,114
3.25%, 12/15/22	(Call 09/15/22)	1,250	1,183,506
3.38%, 06/15/21	(Call 04/15/21)	620	609,812
Seagate HDD Cayman
4.75%, 01/01/25[b]		1,900	1,803,427
5.75%, 12/01/34	(Call 06/01/34)[c]	865	817,534

			109,737,004
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
1.30%, 01/15/17		1,300	1,306,340
1.75%, 03/15/19		1,375	1,375,365
2.30%, 05/03/22		875	853,689
2.95%, 11/01/20		1,600	1,666,859
4.00%, 08/15/45		4,000	3,970,296
Estee Lauder Companies Inc. (The)
2.35%, 08/15/22[b]		550	531,029
4.38%, 06/15/45	(Call 12/15/44)	1,000	1,005,235
6.00%, 05/15/37		500	615,671
Procter & Gamble Co. (The)
1.60%, 11/15/18[b]		2,450	2,452,090
1.90%, 11/01/19		2,660	2,662,929
2.30%, 02/06/22		800	790,493
3.10%, 08/15/23[b]		100	101,403
5.55%, 03/05/37		2,738	3,283,046
5.80%, 08/15/34		125	152,947

			20,767,392
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
3.50%, 04/01/22	(Call 02/01/22)	1,250	1,220,240
4.50%, 03/01/23	(Call 12/01/22)	350	361,355
5.13%, 03/01/21		1,300	1,372,081
Ingram Micro Inc.
4.95%, 12/15/24	(Call 09/15/24)[b]	1,000	1,014,458
5.25%, 09/01/17		1,000	1,058,527

			5,026,661
DIVERSIFIED FINANCIAL SERVICES — 1.11%
Affiliated Managers Group Inc.
3.50%, 08/01/25		2,500	2,398,227
Air Lease Corp.
2.63%, 09/04/18	(Call 08/04/18)[b]	780	776,693
3.38%, 01/15/19	(Call 12/15/18)[b]	4,145	4,174,899
3.75%, 02/01/22	(Call 12/01/21)	3,000	2,985,852

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.88%, 04/01/21	(Call 03/01/21)[b]	$500	$503,272
4.25%, 09/15/24	(Call 06/15/24)	100	97,282
Alterra Finance LLC
6.25%, 09/30/20		1,400	1,599,269
American Express Co.
1.55%, 05/22/18		2,000	1,981,354
3.63%, 12/05/24	(Call 11/04/24)	1,000	974,871
4.05%, 12/03/42		2,444	2,274,747
6.15%, 08/28/17		1,500	1,625,822
6.80%, 09/01/66	(Call 09/01/16)[a]	1,749	1,766,490
7.00%, 03/19/18		4,920	5,525,608
American Express Credit Corp.
1.55%, 09/22/17		2,045	2,040,409
2.13%, 07/27/18[b]		4,500	4,525,614
2.13%, 03/18/19		550	549,303
2.25%, 08/15/19		3,600	3,587,517
2.38%, 05/26/20	(Call 04/25/20)	3,180	3,149,347
Ameriprise Financial Inc.
3.70%, 10/15/24[b]		1,650	1,668,956
4.00%, 10/15/23		1,130	1,169,522
Ameritech Capital Funding Corp.
6.45%, 01/15/18		500	549,420
Associates Corp. of North America
6.95%, 11/01/18		20	22,724
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17		882	927,348
7.25%, 02/01/18		8,020	8,977,524
Bear Stearns Companies LLC (The)
6.40%, 10/02/17		2,280	2,485,334
BGC Partners Inc.
5.38%, 12/09/19[b]		500	520,000
Capital One Bank USA N.A.
2.25%, 02/13/19	(Call 01/13/19)[b]	2,000	1,977,542
3.38%, 02/15/23		2,700	2,575,127
8.80%, 07/15/19		1,750	2,108,237
Charles Schwab Corp. (The)
1.50%, 03/10/18	(Call 02/10/18)	260	259,676
3.00%, 03/10/25	(Call 12/10/24)	655	636,377
CME Group Inc./IL
3.00%, 09/15/22		150	148,111
3.00%, 03/15/25	(Call 12/15/24)	2,000	1,927,185
5.30%, 09/15/43	(Call 03/15/43)[b]	1,500	1,659,786
Credit Suisse USA Inc.
7.13%, 07/15/32		4,842	6,337,949
Discover Financial Services
3.85%, 11/21/22		500	486,100
3.95%, 11/06/24	(Call 08/06/24)	2,000	1,925,048
5.20%, 04/27/22		2,000	2,102,982

Security		Principal (000s)	Value
Ford Motor Credit Co. LLC
1.68%, 09/08/17		$2,500	$2,477,522
2.38%, 01/16/18[b]		6,500	6,503,295
2.38%, 03/12/19[b]		2,950	2,904,002
2.60%, 11/04/19		1,000	983,805
2.88%, 10/01/18		400	402,378
3.00%, 06/12/17		4,850	4,926,550
3.66%, 09/08/24[b]		2,800	2,688,047
4.25%, 02/03/17		1,825	1,882,498
4.25%, 09/20/22[b]		500	511,587
5.00%, 05/15/18[b]		2,750	2,928,499
5.88%, 08/02/21[b]		5,300	5,954,864
6.63%, 08/15/17		2,000	2,168,814
8.00%, 12/15/16		1,350	1,455,362
8.13%, 01/15/20		7,250	8,649,232
Franklin Resources Inc.
2.80%, 09/15/22		2,750	2,715,129
GE Capital Trust I
6.38%, 11/15/67	(Call 11/15/17)[a]	3,170	3,387,937
General Electric Capital Corp.
1.63%, 04/02/18[b]		8,630	8,602,285
2.10%, 12/11/19		2,500	2,495,679
2.20%, 01/09/20	(Call 12/09/19)[b]	2,500	2,492,527
2.25%, 11/09/15		3,450	3,461,740
2.30%, 04/27/17		300	304,691
2.90%, 01/09/17		750	768,198
2.95%, 05/09/16		9,650	9,802,171
3.10%, 01/09/23		2,020	2,013,224
3.15%, 09/07/22		1,250	1,253,825
3.35%, 10/17/16[b]		5,250	5,388,499
3.45%, 05/15/24	(Call 02/13/24)[b]	1,500	1,526,329
4.38%, 09/16/20[b]		1,250	1,348,540
4.63%, 01/07/21		4,030	4,415,571
4.65%, 10/17/21		4,625	5,078,403
5.40%, 02/15/17		1,500	1,588,577
5.50%, 01/08/20		500	564,962
5.63%, 09/15/17		2,350	2,544,354
5.63%, 05/01/18		2,710	2,974,740
5.88%, 01/14/38[b]		15,060	18,169,624
6.00%, 08/07/19		520	593,167
6.15%, 08/07/37		950	1,180,376
6.38%, 11/15/67	(Call 11/15/17)[a]	1,100	1,175,625
6.88%, 01/10/39		1,445	1,939,669
Series A
6.75%, 03/15/32		12,642	16,559,693
Goldman Sachs Capital I
6.35%, 02/15/34		5,520	6,340,562

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
HSBC Finance Corp.
6.68%, 01/15/21		$3,045	$3,532,161
Invesco Finance PLC
4.00%, 01/30/24		3,500	3,608,189
Janus Capital Group Inc.
4.88%, 08/01/25	(Call 05/01/25)	5,000	5,009,161
Jefferies Group LLC
5.13%, 04/13/18		500	527,146
5.13%, 01/20/23		1,825	1,827,557
6.25%, 01/15/36		2,750	2,659,826
6.45%, 06/08/27		1,000	1,050,324
6.50%, 01/20/43		1,915	1,811,520
6.88%, 04/15/21		875	977,520
8.50%, 07/15/19[b]		300	356,347
Lazard Group LLC
3.75%, 02/13/25		1,000	946,409
4.25%, 11/14/20		2,000	2,090,832
Legg Mason Inc.
2.70%, 07/15/19		220	219,257
5.63%, 01/15/44		1,025	1,059,310
Murray Street Investment Trust I
4.65%, 03/09/17[b,e]		1,100	1,146,964
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24	(Call 03/01/24)[b]	750	755,257
5.25%, 01/16/18		333	357,552
5.55%, 01/15/20[b]		350	382,667
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[b]		1,000	994,453
2.00%, 01/27/20	(Call 12/27/19)	300	295,106
2.15%, 02/01/19	(Call 01/01/19)	2,100	2,103,890
2.30%, 11/15/19	(Call 10/15/19)[b]	1,000	1,000,299
3.05%, 02/15/22	(Call 11/15/21)	3,970	3,969,820
3.40%, 11/15/23	(Call 08/15/23)	2,750	2,768,880
4.02%, 11/01/32	(Call 05/01/32)[b]	500	489,660
Series C
8.00%, 03/01/32		500	692,009
Nomura Holdings Inc.
2.75%, 03/19/19[b]		2,300	2,315,332
6.70%, 03/04/20		3,015	3,506,689
ORIX Corp.
5.00%, 01/12/16		1,904	1,929,300
Raymond James Financial Inc.
5.63%, 04/01/24[b]		900	994,932
Stifel Financial Corp.
4.25%, 07/18/24		1,250	1,227,180

Security		Principal (000s)	Value
Synchrony Financial
2.70%, 02/03/20	(Call 01/03/20)[b]	$265	$259,979
4.50%, 07/23/25	(Call 04/24/25)	2,255	2,236,951
TD Ameritrade Holding Corp.
2.95%, 04/01/22	(Call 02/01/22)	3,000	2,972,768

			288,199,323
ELECTRIC — 1.66%
Alabama Power Co.
2.80%, 04/01/25	(Call 01/01/25)	1,170	1,108,275
4.10%, 01/15/42		350	329,898
4.15%, 08/15/44	(Call 02/15/44)	870	821,940
Series 11-C
5.20%, 06/01/41		2,000	2,204,653
Ameren Illinois Co.
2.70%, 09/01/22	(Call 06/01/22)	2,350	2,295,449
4.30%, 07/01/44	(Call 01/01/44)	2,000	1,995,736
6.13%, 11/15/17		1,100	1,205,117
American Electric Power Co. Inc.
1.65%, 12/15/17	(Call 11/15/17)	2,000	1,991,448
2.95%, 12/15/22	(Call 09/15/22)	1,000	961,665
Appalachian Power Co.
4.40%, 05/15/44	(Call 11/15/43)	2,620	2,479,781
6.38%, 04/01/36		100	119,088
7.00%, 04/01/38		905	1,149,313
Series K
5.00%, 06/01/17		500	528,396
Arizona Public Service Co.
2.20%, 01/15/20	(Call 12/15/19)	500	498,087
3.15%, 05/15/25	(Call 02/15/25)[b]	1,000	975,318
3.35%, 06/15/24	(Call 03/15/24)	500	498,810
4.50%, 04/01/42	(Call 10/01/41)	1,030	1,043,800
5.05%, 09/01/41	(Call 03/01/41)	1,450	1,571,913
5.50%, 09/01/35		485	552,484
Baltimore Gas & Electric Co.
2.80%, 08/15/22	(Call 05/15/22)	124	120,768
Berkshire Hathaway Energy Co.
1.10%, 05/15/17		1,395	1,383,507
2.00%, 11/15/18	(Call 10/15/18)	1,325	1,324,887
3.50%, 02/01/25	(Call 11/01/24)	1,295	1,281,536
3.75%, 11/15/23	(Call 08/15/23)	2,250	2,291,715
5.15%, 11/15/43	(Call 05/15/43)	75	79,917
5.95%, 05/15/37		2,500	2,894,901
6.13%, 04/01/36		8,051	9,502,859
6.50%, 09/15/37[b]		950	1,164,772
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22	(Call 05/01/22)	2,075	1,984,563

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.55%, 08/01/42	(Call 02/01/42)	$10	$8,894
4.50%, 04/01/44	(Call 10/01/43)	1,350	1,390,874
Cleco Power LLC
6.00%, 12/01/40		125	141,968
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24		3,300	3,735,514
CMS Energy Corp.
3.88%, 03/01/24	(Call 12/01/23)	500	509,002
4.88%, 03/01/44	(Call 09/01/43)	1,000	1,017,252
5.05%, 03/15/22	(Call 12/15/21)	3,300	3,586,386
Commonwealth Edison Co.
3.10%, 11/01/24	(Call 08/01/24)	2,650	2,597,785
3.40%, 09/01/21	(Call 06/01/21)	5,300	5,455,956
3.70%, 03/01/45	(Call 09/01/44)	1,000	896,728
4.00%, 08/01/20	(Call 05/01/20)	500	533,026
4.70%, 01/15/44	(Call 07/15/43)	150	157,358
5.90%, 03/15/36		150	179,243
6.45%, 01/15/38[b]		1,200	1,529,210
Connecticut Light & Power Co. (The)
2.50%, 01/15/23	(Call 10/15/22)	2,000	1,921,281
4.30%, 04/15/44	(Call 10/15/43)	750	748,413
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24	(Call 09/01/24)[b]	1,000	995,933
3.95%, 03/01/43	(Call 09/01/42)	5,300	4,887,709
4.45%, 03/15/44	(Call 09/15/43)	100	99,320
5.70%, 06/15/40		250	290,695
5.85%, 04/01/18		500	551,519
6.30%, 08/15/37		100	123,771
6.65%, 04/01/19		850	979,878
7.13%, 12/01/18		4,102	4,745,774
Series 05-A
5.30%, 03/01/35		500	555,520
Series 06-A
5.85%, 03/15/36		350	405,543
Series 06-E
5.70%, 12/01/36		660	763,346
Series 08-B
6.75%, 04/01/38		1,000	1,284,540
Consumers Energy Co.
2.85%, 05/15/22	(Call 02/15/22)	3,000	2,976,184
3.13%, 08/31/24[b]		500	494,347
3.38%, 08/15/23	(Call 05/15/23)	1,050	1,065,991
3.95%, 05/15/43	(Call 11/15/42)[b]	500	474,689
Delmarva Power & Light Co.
4.00%, 06/01/42	(Call 12/01/41)	250	233,504

Security		Principal (000s)	Value
Dominion Gas Holdings LLC
4.80%, 11/01/43	(Call 05/01/43)	$2,000	$1,921,442
Dominion Resources Inc./VA
1.25%, 03/15/17		500	497,039
3.63%, 12/01/24	(Call 09/01/24)	250	247,160
4.45%, 03/15/21		2,250	2,404,404
4.70%, 12/01/44	(Call 06/01/44)[b]	1,000	982,325
7.00%, 06/15/38		1,650	2,045,524
Series A
1.40%, 09/15/17[b]		3,200	3,173,768
Series B
5.95%, 06/15/35		600	675,687
Series C
4.05%, 09/15/42	(Call 03/15/42)[b]	2,000	1,784,478
4.90%, 08/01/41	(Call 02/01/41)	770	776,369
Series F
5.25%, 08/01/33		100	105,452
DTE Electric Co.
3.70%, 03/15/45	(Call 09/15/44)	2,865	2,582,154
3.90%, 06/01/21	(Call 03/01/21)	1,300	1,393,519
4.30%, 07/01/44	(Call 01/01/44)	1,150	1,141,892
5.70%, 10/01/37		50	59,020
DTE Energy Co.
3.30%, 06/15/22	(Call 04/15/22)[c]	100	100,990
3.85%, 12/01/23	(Call 09/01/23)	1,300	1,331,399
Series C
3.50%, 06/01/24	(Call 03/01/24)	550	545,838
Duke Energy Carolinas LLC
1.75%, 12/15/16		1,627	1,641,717
3.75%, 06/01/45	(Call 12/01/44)[b]	1,000	917,026
3.90%, 06/15/21	(Call 03/15/21)[b]	1,700	1,814,024
4.25%, 12/15/41	(Call 06/15/41)[b]	250	249,101
5.30%, 02/15/40		50	57,002
6.00%, 01/15/38		100	122,741
6.05%, 04/15/38[b]		500	618,015
6.10%, 06/01/37		2,450	2,973,474
Duke Energy Corp.
1.63%, 08/15/17		1,450	1,452,328
2.15%, 11/15/16		1,050	1,062,006
3.05%, 08/15/22	(Call 05/15/22)	2,000	1,966,555
3.55%, 09/15/21	(Call 06/15/21)	1,575	1,629,891
3.75%, 04/15/24	(Call 01/15/24)	125	126,606
3.95%, 10/15/23	(Call 07/15/23)	500	515,329
Duke Energy Florida LLC
3.10%, 08/15/21	(Call 05/15/21)	1,750	1,792,202
3.85%, 11/15/42	(Call 05/15/42)	500	467,691
5.65%, 04/01/40		100	119,119
6.40%, 06/15/38		1,095	1,405,646

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Duke Energy Indiana Inc.
6.45%, 04/01/39		$3,300	$4,261,815
Duke Energy Ohio Inc.
5.45%, 04/01/19		1,616	1,799,403
Duke Energy Progress LLC
3.00%, 09/15/21	(Call 06/15/21)	850	866,240
3.25%, 08/15/25	(Call 05/15/25)	875	880,012
4.10%, 03/15/43	(Call 09/15/42)	375	363,381
4.15%, 12/01/44	(Call 06/01/44)[b]	876	855,225
4.20%, 08/15/45	(Call 02/15/45)	1,000	997,812
4.38%, 03/30/44	(Call 09/30/43)	2,145	2,173,546
5.30%, 01/15/19		2,300	2,546,887
6.30%, 04/01/38		500	639,915
Edison International
3.75%, 09/15/17[b]		4,100	4,268,446
Entergy Arkansas Inc.
3.70%, 06/01/24	(Call 03/01/24)[b]	2,925	2,989,046
3.75%, 02/15/21	(Call 11/15/20)	3,500	3,661,441
Entergy Corp.
4.00%, 07/15/22	(Call 05/15/22)[b]	800	807,806
4.70%, 01/15/17	(Call 12/15/16)	400	411,392
Entergy Gulf States Louisiana LLC
6.00%, 05/01/18		1,000	1,104,646
Entergy Louisiana LLC
4.95%, 01/15/45	(Call 01/15/25)	500	499,932
Eversource Energy
Series H
3.15%, 01/15/25	(Call 10/15/24)	490	472,537
Exelon Corp.
1.55%, 06/09/17		270	269,241
2.85%, 06/15/20	(Call 05/15/20)	240	240,079
3.95%, 06/15/25	(Call 03/15/25)	1,000	1,001,475
4.95%, 06/15/35	(Call 12/15/34)[b]	1,000	998,342
5.10%, 06/15/45	(Call 12/15/44)	1,050	1,051,054
Exelon Generation Co. LLC
2.95%, 01/15/20	(Call 12/15/19)[b]	1,000	996,233
4.00%, 10/01/20	(Call 07/01/20)	250	258,416
4.25%, 06/15/22	(Call 03/15/22)	3,200	3,245,400
5.60%, 06/15/42	(Call 12/15/41)	2,200	2,171,900
5.75%, 10/01/41	(Call 04/01/41)[b]	750	750,677
FirstEnergy Solutions Corp.
6.05%, 08/15/21[b]		250	268,124
6.80%, 08/15/39		50	50,040
Florida Power & Light Co.
3.25%, 06/01/24	(Call 12/01/23)	1,500	1,516,105
4.05%, 06/01/42	(Call 12/01/41)	100	98,982
4.05%, 10/01/44	(Call 04/01/44)[b]	760	739,345

Security		Principal (000s)	Value
4.13%, 02/01/42	(Call 08/01/41)	$2,000	$1,968,980
5.25%, 02/01/41	(Call 08/01/40)	1,450	1,673,238
5.55%, 11/01/17[b]		100	108,396
5.65%, 02/01/37		2,600	3,099,058
5.95%, 02/01/38		3,104	3,839,701
Georgia Power Co.
4.30%, 03/15/42		3,700	3,300,267
5.40%, 06/01/40		1,100	1,139,264
Great Plains Energy Inc.
4.85%, 06/01/21	(Call 03/01/21)	700	752,624
5.29%, 06/15/22	(Call 03/15/22)[e]	1,000	1,091,639
Hydro-Quebec
2.00%, 06/30/16		6,450	6,524,452
Iberdrola International BV
6.75%, 07/15/36		750	925,192
Indiana Michigan Power Co.
7.00%, 03/15/19		2,417	2,792,724
Series J
3.20%, 03/15/23	(Call 12/15/22)	1,500	1,470,288
Integrys Energy Group Inc.
4.17%, 11/01/20		850	903,853
Interstate Power & Light Co.
3.40%, 08/15/25	(Call 05/15/25)	1,000	1,005,695
ITC Holdings Corp.
3.65%, 06/15/24	(Call 03/15/24)	300	294,428
4.05%, 07/01/23	(Call 04/01/23)[b]	100	101,626
5.30%, 07/01/43	(Call 01/01/43)	100	103,032
Jersey Central Power & Light Co.
6.15%, 06/01/37		1,125	1,225,600
Kansas City Power & Light Co.
3.65%, 08/15/25	(Call 05/15/25)	1,000	1,008,083
5.30%, 10/01/41	(Call 04/01/41)	2,700	2,921,474
Kentucky Utilities Co.
3.25%, 11/01/20	(Call 08/01/20)	325	336,636
5.13%, 11/01/40	(Call 05/01/40)	650	726,464
LG&E and KU Energy LLC
3.75%, 11/15/20	(Call 08/15/20)	1,100	1,143,271
4.38%, 10/01/21	(Call 07/01/21)	2,000	2,158,168
MidAmerican Energy Co.
3.50%, 10/15/24	(Call 07/15/24)[b]	2,250	2,284,183
3.70%, 09/15/23	(Call 06/15/23)	2,850	2,947,395
4.40%, 10/15/44	(Call 04/15/44)	275	277,551
5.80%, 10/15/36		500	593,897
Midamerican Funding LLC
6.93%, 03/01/29		285	361,040
Mississippi Power Co. Series 12-A
4.25%, 03/15/42		1,250	1,073,211

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Nevada Power Co.
5.45%, 05/15/41	(Call 11/15/40)	$1,900	$2,135,453
7.13%, 03/15/19		500	581,682
Series R
6.75%, 07/01/37		500	641,147
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17[b]		1,000	993,907
2.06%, 09/01/17		2,000	2,010,358
2.70%, 09/15/19	(Call 08/15/19)	2,000	2,000,594
3.63%, 06/15/23	(Call 03/15/23)	250	249,572
6.00%, 03/01/19		500	556,662
Series D
7.30%, 09/01/67	(Call 09/01/17)[a]	500	497,500
NiSource Finance Corp.
5.25%, 02/15/43	(Call 08/15/42)	100	106,561
5.45%, 09/15/20[b]		3,200	3,581,194
5.80%, 02/01/42	(Call 08/01/41)	3,400	3,866,472
5.95%, 06/15/41	(Call 12/15/40)	1,600	1,848,879
6.25%, 12/15/40		500	596,164
6.40%, 03/15/18		80	88,771
Northern States Power Co./MN
2.15%, 08/15/22	(Call 02/15/22)[b]	2,700	2,568,153
2.20%, 08/15/20	(Call 07/15/20)	290	290,772
2.60%, 05/15/23	(Call 11/15/22)	1,000	967,202
4.00%, 08/15/45	(Call 02/15/45)	650	634,139
4.13%, 05/15/44	(Call 11/15/43)[b]	310	306,495
NSTAR Electric Co.
2.38%, 10/15/22	(Call 07/15/22)[b]	2,000	1,913,995
4.40%, 03/01/44	(Call 09/01/43)	1,350	1,369,032
Oglethorpe Power Corp.
4.55%, 06/01/44[b]		2,000	1,955,049
5.38%, 11/01/40[b]		800	867,617
6.10%, 03/15/19		500	558,039
Ohio Edison Co.
8.25%, 10/15/38		575	835,270
Ohio Power Co.
Series M
5.38%, 10/01/21		50	56,432
Oklahoma Gas & Electric Co.
4.00%, 12/15/44	(Call 06/15/44)	500	467,787
4.55%, 03/15/44	(Call 09/15/43)	500	512,593
5.25%, 05/15/41	(Call 11/15/40)	1,618	1,806,839
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19	(Call 05/01/19)	7,485	7,434,687
4.55%, 12/01/41	(Call 06/01/41)	340	338,812
5.25%, 09/30/40		750	819,385
7.00%, 09/01/22		4,068	4,930,840

Security		Principal (000s)	Value
7.25%, 01/15/33		$500	$650,707
7.50%, 09/01/38		200	273,231
Pacific Gas & Electric Co.
3.25%, 09/15/21	(Call 06/15/21)	1,250	1,270,366
3.40%, 08/15/24	(Call 05/15/24)	1,905	1,891,733
3.50%, 06/15/25	(Call 03/15/25)	5,000	4,999,506
3.75%, 02/15/24	(Call 11/15/23)[b]	1,425	1,458,314
4.25%, 05/15/21	(Call 02/15/21)	100	106,807
4.30%, 03/15/45	(Call 09/15/44)[b]	835	808,799
4.50%, 12/15/41	(Call 06/15/41)	150	149,700
4.60%, 06/15/43	(Call 12/15/42)[b]	1,550	1,563,692
4.75%, 02/15/44	(Call 08/15/43)	1,000	1,032,597
5.13%, 11/15/43	(Call 05/15/43)	50	54,144
5.63%, 11/30/17[b]		250	270,722
5.80%, 03/01/37[b]		1,900	2,205,567
6.05%, 03/01/34		4,738	5,678,347
PacifiCorp
2.95%, 02/01/22	(Call 11/01/21)	200	199,990
3.35%, 07/01/25	(Call 04/01/25)	1,595	1,594,833
3.60%, 04/01/24	(Call 01/01/24)	500	511,549
3.85%, 06/15/21	(Call 03/15/21)	750	798,382
4.10%, 02/01/42	(Call 08/01/41)	50	48,254
PECO Energy Co.
2.38%, 09/15/22	(Call 06/15/22)	750	723,643
5.95%, 10/01/36		150	181,894
Portland General Electric Co.
6.10%, 04/15/19		1,200	1,346,809
Potomac Electric Power Co.
3.60%, 03/15/24	(Call 12/15/23)	3,500	3,567,748
4.15%, 03/15/43	(Call 09/15/42)[b]	1,000	964,515
7.90%, 12/15/38		25	36,375
PPL Capital Funding Inc.
1.90%, 06/01/18	(Call 05/01/18)	200	198,657
3.95%, 03/15/24	(Call 12/15/23)	200	203,530
4.70%, 06/01/43	(Call 12/01/42)	150	147,866
5.00%, 03/15/44	(Call 09/15/43)	1,825	1,882,952
PPL Electric Utilities Corp.
3.00%, 09/15/21	(Call 06/15/21)	2,000	2,030,679
5.20%, 07/15/41	(Call 01/15/41)	300	339,292
Progress Energy Inc.
3.15%, 04/01/22	(Call 01/01/22)	1,250	1,241,080
4.40%, 01/15/21	(Call 10/15/20)	1,950	2,077,579
6.00%, 12/01/39		2,500	2,978,200
PSEG Power LLC
2.75%, 09/15/16[b]		2,100	2,133,692
4.15%, 09/15/21	(Call 06/15/21)[b]	2,050	2,107,183
8.63%, 04/15/31		500	675,551

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Public Service Co. of Colorado
2.25%, 09/15/22	(Call 03/15/22)	$3,000	$2,863,493
2.90%, 05/15/25	(Call 12/15/24)[b]	4,100	3,980,892
4.30%, 03/15/44	(Call 09/15/43)[b]	2,250	2,270,952
4.75%, 08/15/41	(Call 02/15/41)	396	425,785
5.13%, 06/01/19		2,350	2,596,741
Public Service Co. of New Mexico
3.85%, 08/01/25	(Call 05/01/25)	2,000	1,996,540
Public Service Co. of Oklahoma
4.40%, 02/01/21		1,200	1,286,979
Public Service Electric & Gas Co.
2.00%, 08/15/19	(Call 07/15/19)	1,000	992,753
2.38%, 05/15/23	(Call 02/15/23)	1,750	1,669,265
3.05%, 11/15/24	(Call 08/15/24)	1,000	984,084
3.15%, 08/15/24	(Call 05/15/24)	1,000	993,729
3.65%, 09/01/42	(Call 03/01/42)[b]	3,100	2,820,229
4.05%, 05/01/45	(Call 11/01/44)	1,000	967,598
5.50%, 03/01/40		11	12,964
Series I
4.00%, 06/01/44	(Call 12/01/43)	1,150	1,103,813
Puget Energy Inc.
3.65%, 05/15/25	(Call 02/15/25)[c]	8,000	7,713,080
Puget Sound Energy Inc.
4.43%, 11/15/41	(Call 05/15/41)[b]	1,150	1,171,461
6.27%, 03/15/37		500	626,089
San Diego Gas & Electric Co.
1.91%, 02/01/22		2,298	2,263,899
3.95%, 11/15/41		2,000	1,913,918
6.00%, 06/01/26		150	185,610
6.00%, 06/01/39		500	623,702
Series NNN
3.60%, 09/01/23	(Call 06/01/23)	1,000	1,034,165
SCANA Corp.
4.75%, 05/15/21	(Call 02/15/21)	200	209,360
6.25%, 04/01/20		3,000	3,354,245
South Carolina Electric & Gas Co.
4.35%, 02/01/42	(Call 08/01/41)	1,000	963,031
4.50%, 06/01/64	(Call 12/01/63)[b]	190	174,541
4.60%, 06/15/43	(Call 12/15/42)	250	248,338
5.25%, 11/01/18		150	164,871
5.45%, 02/01/41	(Call 08/01/40)	500	555,257
6.05%, 01/15/38		1,250	1,464,161
Southern California Edison Co.
3.88%, 06/01/21	(Call 03/01/21)	450	481,797
4.05%, 03/15/42	(Call 09/15/41)	100	96,022
4.50%, 09/01/40	(Call 03/01/40)	150	153,763
4.65%, 10/01/43	(Call 04/01/43)	3,350	3,519,955
6.05%, 03/15/39		4,852	5,983,202

Security		Principal (000s)	Value
Series 06-E
5.55%, 01/15/37		$200	$232,776
Series C
3.60%, 02/01/45	(Call 08/01/44)	1,600	1,424,651
Southern Co. (The)
1.30%, 08/15/17		815	808,890
2.15%, 09/01/19	(Call 08/01/19)	2,200	2,161,620
2.75%, 06/15/20	(Call 05/15/20)	3,000	2,987,626
Southern Power Co.
1.50%, 06/01/18[b]		2,000	1,970,584
5.15%, 09/15/41		825	822,307
Southwestern Electric Power Co.
3.55%, 02/15/22	(Call 11/15/21)[b]	500	506,942
3.90%, 04/01/45	(Call 10/01/44)	2,000	1,747,720
System Energy Resources Inc.
4.10%, 04/01/23	(Call 01/01/23)	550	555,176
Tampa Electric Co.
2.60%, 09/15/22	(Call 06/15/22)	4,750	4,609,291
4.10%, 06/15/42	(Call 12/15/41)	200	193,886
4.35%, 05/15/44	(Call 11/15/43)	1,000	1,004,353
TransAlta Corp.
1.90%, 06/03/17		200	195,454
4.50%, 11/15/22	(Call 08/15/22)	3,500	3,364,026
Tucson Electric Power Co.
5.15%, 11/15/21	(Call 08/15/21)	3,355	3,741,416
UIL Holdings Corp.
4.63%, 10/01/20		800	828,646
Union Electric Co.
3.50%, 04/15/24	(Call 01/15/24)	1,500	1,523,873
6.70%, 02/01/19		100	114,937
Virginia Electric & Power Co.
2.95%, 01/15/22	(Call 10/15/21)	200	199,989
3.10%, 05/15/25	(Call 02/15/25)	1,000	980,939
4.20%, 05/15/45	(Call 11/15/44)[b]	795	778,711
5.40%, 04/30/18		4,250	4,651,651
5.95%, 09/15/17		200	217,926
8.88%, 11/15/38		2,000	3,135,660
Series D
4.65%, 08/15/43	(Call 02/15/43)	3,000	3,146,919
WEC Energy Group Inc.
3.55%, 06/15/25	(Call 03/15/25)[b]	1,000	997,493
Westar Energy Inc.
4.13%, 03/01/42	(Call 09/01/41)	550	535,477
4.63%, 09/01/43	(Call 03/01/43)	400	420,000
Wisconsin Electric Power Co.
1.70%, 06/15/18	(Call 05/15/18)	1,500	1,499,901
2.95%, 09/15/21	(Call 06/15/21)	1,150	1,159,657
3.10%, 06/01/25	(Call 03/01/25)	1,500	1,481,137

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.25%, 06/01/44	(Call 12/01/43)	$425	$424,088
Wisconsin Power & Light Co.
4.10%, 10/15/44	(Call 04/15/44)	5,000	4,897,462
6.38%, 08/15/37		50	63,457
Xcel Energy Inc.
6.50%, 07/01/36		200	244,665

			430,091,136
ELECTRICAL COMPONENTS & EQUIPMENT — 0.03%
Emerson Electric Co.
3.15%, 06/01/25	(Call 03/01/25)	3,000	2,964,829
4.25%, 11/15/20[b]		1,825	1,980,654
5.25%, 11/15/39		1,250	1,408,632
Legrand France SA
8.50%, 02/15/25		825	1,107,058

			7,461,173
ELECTRONICS — 0.15%
Agilent Technologies Inc.
3.88%, 07/15/23	(Call 04/15/23)	2,000	1,996,589
Amphenol Corp.
2.55%, 01/30/19	(Call 12/30/18)	675	681,199
3.13%, 09/15/21	(Call 08/15/21)	1,000	993,612
4.00%, 02/01/22	(Call 11/01/21)	400	407,871
Arrow Electronics Inc.
4.00%, 04/01/25	(Call 01/01/25)	785	755,805
Avnet Inc.
4.88%, 12/01/22		1,750	1,831,857
Corning Inc.
2.90%, 05/15/22	(Call 03/15/22)	925	920,329
Flextronics International Ltd.
4.63%, 02/15/20[b]		2,000	2,045,000
4.75%, 06/15/25	(Call 03/15/25)[b,c]	900	862,421
Honeywell International Inc.
4.25%, 03/01/21[b]		2,250	2,470,315
5.00%, 02/15/19		4,800	5,313,663
5.30%, 03/15/17		750	798,394
5.70%, 03/15/37		475	569,825
Koninklijke Philips NV
3.75%, 03/15/22		3,550	3,499,116
5.00%, 03/15/42		2,225	2,123,484
PerkinElmer Inc.
5.00%, 11/15/21	(Call 08/15/21)	700	760,227
Thermo Fisher Scientific Inc.
1.85%, 01/15/18		1,250	1,244,161
2.40%, 02/01/19[b]		1,275	1,272,405
3.60%, 08/15/21	(Call 05/15/21)[b]	2,600	2,641,374
4.15%, 02/01/24	(Call 11/01/23)	296	301,114
4.50%, 03/01/21		2,600	2,770,284

Security		Principal (000s)	Value
5.30%, 02/01/44	(Call 08/01/43)	$3,200	$3,347,052

			37,606,097
ENGINEERING & CONSTRUCTION — 0.01%
ABB Finance USA Inc.
2.88%, 05/08/22		1,365	1,339,979
4.38%, 05/08/42[b]		100	97,414
Fluor Corp.
3.38%, 09/15/21		1,400	1,429,399

			2,866,792
ENVIRONMENTAL CONTROL — 0.07%
Republic Services Inc.
3.20%, 03/15/25	(Call 12/15/24)	2,000	1,921,610
3.55%, 06/01/22	(Call 03/01/22)	1,348	1,361,179
4.75%, 05/15/23	(Call 02/15/23)[b]	1,900	2,053,218
5.00%, 03/01/20		100	109,276
5.25%, 11/15/21		548	607,748
5.50%, 09/15/19		600	666,488
6.09%, 03/15/35		1,000	1,176,915
6.20%, 03/01/40		1,500	1,775,739
Waste Management Inc.
3.13%, 03/01/25	(Call 12/01/24)	1,735	1,678,557
3.50%, 05/15/24	(Call 02/15/24)	3,000	3,026,026
3.90%, 03/01/35	(Call 09/01/34)[b]	915	847,280
4.10%, 03/01/45	(Call 09/01/44)	1,755	1,608,071
6.10%, 03/15/18		1,300	1,432,912
6.13%, 11/30/39[b]		250	298,237
7.10%, 08/01/26		200	260,166

			18,823,422
FOOD — 0.38%
Campbell Soup Co.
3.30%, 03/19/25	(Call 12/19/24)[b]	1,500	1,475,677
4.25%, 04/15/21		2,000	2,158,249
ConAgra Foods Inc.
3.20%, 01/25/23	(Call 10/25/22)[b]	723	672,981
3.25%, 09/15/22		3,875	3,641,093
4.65%, 01/25/43	(Call 07/25/42)	1,000	868,563
6.63%, 08/15/39		2,020	2,115,228
7.00%, 04/15/19[b]		200	226,946
7.00%, 10/01/28		500	589,804
7.13%, 10/01/26		700	822,023
General Mills Inc.
1.40%, 10/20/17		1,000	993,910
3.15%, 12/15/21	(Call 09/15/21)	215	216,269
3.65%, 02/15/24	(Call 11/15/23)	2,250	2,281,787
5.40%, 06/15/40		675	739,218
5.65%, 02/15/19		2,170	2,410,724

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.70%, 02/15/17		$5,025	$5,320,861
Hershey Co. (The)
1.50%, 11/01/16		1,300	1,306,893
4.13%, 12/01/20		800	874,188
Hillshire Brands Co. (The)
4.10%, 09/15/20		500	518,608
Ingredion Inc.
4.63%, 11/01/20		1,000	1,066,728
JM Smucker Co. (The)
1.75%, 03/15/18[c]		805	802,963
2.50%, 03/15/20[b,c]		295	293,216
3.50%, 03/15/25[b,c]		785	764,388
4.25%, 03/15/35[c]		1,400	1,316,123
4.38%, 03/15/45[c]		430	396,660
Kellogg Co.
1.88%, 11/17/16		2,350	2,366,416
3.25%, 05/21/18		1,800	1,857,239
4.00%, 12/15/20[b]		1,500	1,575,639
Series B
7.45%, 04/01/31		4,220	5,333,532
Kraft Foods Group Inc.
2.25%, 06/05/17		650	656,268
3.50%, 06/06/22		5,423	5,471,323
5.00%, 06/04/42		2,520	2,563,663
6.13%, 08/23/18		2,000	2,221,853
6.50%, 02/09/40		300	353,932
6.88%, 01/26/39		2,550	3,107,239
Kraft Heinz Foods Co.
1.60%, 06/30/17[c]		25	24,959
3.95%, 07/15/25	(Call 04/15/25)[b,c]	2,000	2,023,772
5.00%, 07/15/35	(Call 01/15/35)[c]	1,500	1,546,482
5.20%, 07/15/45	(Call 01/15/45)[c]	2,450	2,566,412
Kroger Co. (The)
2.30%, 01/15/19	(Call 12/15/18)	2,000	1,998,545
2.95%, 11/01/21	(Call 10/01/21)	2,636	2,597,550
3.85%, 08/01/23	(Call 05/01/23)	2,025	2,065,335
4.00%, 02/01/24	(Call 11/01/23)	1,900	1,946,470
5.40%, 07/15/40	(Call 01/15/40)	2,550	2,778,797
6.90%, 04/15/38		650	813,792
7.50%, 04/01/31		250	317,941
McCormick & Co. Inc./MD
3.90%, 07/15/21	(Call 04/15/21)	1,300	1,384,917
Mondelez International Inc.
2.25%, 02/01/19	(Call 01/01/19)	350	349,172
6.13%, 02/01/18		3,900	4,277,384
6.13%, 08/23/18		600	667,473
6.50%, 08/11/17		3,533	3,845,919

Security		Principal (000s)	Value
Sysco Corp.
2.60%, 06/12/22		$500	$489,272
5.25%, 02/12/18		100	108,166
6.63%, 03/17/39		518	681,997
Tyson Foods Inc.
2.65%, 08/15/19	(Call 07/15/19)	3,960	3,946,379
4.88%, 08/15/34	(Call 02/15/34)	915	907,525
5.15%, 08/15/44	(Call 02/15/44)	260	264,973
Unilever Capital Corp.
2.20%, 03/06/19[b]		1,100	1,112,957
3.10%, 07/30/25		1,865	1,858,486
4.25%, 02/10/21		750	817,490
5.90%, 11/15/32		895	1,151,521

			97,923,890
FOREST PRODUCTS & PAPER — 0.08%
Domtar Corp.
4.40%, 04/01/22	(Call 01/01/22)[b]	1,100	1,109,026
10.75%, 06/01/17		475	545,282
Fibria Overseas Finance Ltd.
5.25%, 05/12/24		1,000	985,000
Georgia-Pacific LLC
7.38%, 12/01/25		750	953,733
7.75%, 11/15/29		750	1,003,624
International Paper Co.
3.65%, 06/15/24	(Call 03/15/24)	2,500	2,444,460
3.80%, 01/15/26	(Call 10/15/25)[b]	1,400	1,354,163
4.80%, 06/15/44	(Call 12/15/43)	200	184,119
5.15%, 05/15/46	(Call 11/15/45)	1,150	1,116,648
6.00%, 11/15/41	(Call 05/15/41)	1,500	1,572,089
7.30%, 11/15/39		800	955,800
7.95%, 06/15/18[b]		4,948	5,676,679
8.70%, 06/15/38		625	838,534
Plum Creek Timberlands LP
3.25%, 03/15/23	(Call 12/15/22)	1,625	1,566,760
4.70%, 03/15/21	(Call 12/15/20)	1,200	1,278,426

			21,584,343
GAS — 0.10%
AGL Capital Corp.
4.40%, 06/01/43	(Call 12/01/42)	100	97,754
5.25%, 08/15/19		1,000	1,093,389
5.88%, 03/15/41	(Call 09/15/40)	1,300	1,524,947
Atmos Energy Corp.
4.13%, 10/15/44	(Call 04/15/44)[b]	150	142,248
4.15%, 01/15/43	(Call 07/15/42)	1,450	1,383,080
5.50%, 06/15/41	(Call 12/15/40)	2,175	2,485,965
Dominion Gas Holdings LLC
3.55%, 11/01/23	(Call 08/01/23)[b]	1,325	1,306,359

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
KeySpan Corp.
5.80%, 04/01/35		$700	$784,384
8.00%, 11/15/30		280	375,848
National Fuel Gas Co.
3.75%, 03/01/23	(Call 12/01/22)	1,950	1,781,801
4.90%, 12/01/21	(Call 09/01/21)	700	733,602
5.20%, 07/15/25	(Call 04/15/25)	1,000	977,175
ONE Gas Inc.
2.07%, 02/01/19	(Call 01/01/19)	800	795,488
3.61%, 02/01/24	(Call 11/01/23)	483	490,147
4.66%, 02/01/44	(Call 08/01/43)	50	52,285
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34	(Call 03/18/34)	500	497,254
Sempra Energy
2.30%, 04/01/17		200	202,301
2.40%, 03/15/20	(Call 02/15/20)	1,000	990,546
4.05%, 12/01/23	(Call 09/01/23)	50	51,024
6.00%, 10/15/39		100	115,571
6.15%, 06/15/18		250	277,261
6.50%, 06/01/16		2,152	2,232,971
Southern California Gas Co.
3.15%, 09/15/24	(Call 06/15/24)	2,150	2,149,856
3.20%, 06/15/25	(Call 03/15/25)[b]	200	199,982
4.45%, 03/15/44	(Call 09/15/43)	2,000	2,060,882
5.13%, 11/15/40[b]		1,800	2,029,207
Series KK
5.75%, 11/15/35		50	60,001

			24,891,328
HAND & MACHINE TOOLS — 0.03%
Kennametal Inc.
2.65%, 11/01/19	(Call 10/01/19)	1,500	1,496,320
Snap-On Inc.
4.25%, 01/15/18[b]		450	464,838
Stanley Black & Decker Inc.
3.40%, 12/01/21	(Call 09/01/21)	950	973,759
5.20%, 09/01/40		3,450	3,705,947

			6,640,864
HEALTH CARE – PRODUCTS — 0.38%
Baxter International Inc.
1.85%, 01/15/17		2,100	2,110,182
1.85%, 06/15/18		250	247,627
4.50%, 08/15/19		2,700	2,871,522
Becton Dickinson and Co.
1.45%, 05/15/17		2,055	2,048,403
1.75%, 11/08/16		1,600	1,605,778
1.80%, 12/15/17		160	159,780

Security		Principal (000s)	Value
2.68%, 12/15/19[b]		$365	$365,328
3.13%, 11/08/21		1,250	1,228,040
3.25%, 11/12/20		1,296	1,308,821
3.73%, 12/15/24	(Call 09/15/24)	275	274,640
3.88%, 05/15/24	(Call 02/15/24)	310	312,758
4.69%, 12/15/44	(Call 06/15/44)[b]	3,140	3,096,885
4.88%, 05/15/44	(Call 11/15/43)	160	159,556
5.00%, 11/12/40		2,687	2,747,910
6.00%, 05/15/39		500	571,600
6.38%, 08/01/19[b]		1,500	1,709,999
Boston Scientific Corp.
2.65%, 10/01/18		2,100	2,115,343
2.85%, 05/15/20		315	312,903
3.85%, 05/15/25		3,000	2,888,774
4.13%, 10/01/23	(Call 07/01/23)	625	625,999
6.00%, 01/15/20		2,500	2,798,316
7.38%, 01/15/40		950	1,173,714
Covidien International Finance SA
2.95%, 06/15/23	(Call 03/15/23)	1,000	972,675
3.20%, 06/15/22	(Call 03/15/22)	4,000	3,987,519
4.20%, 06/15/20[b]		500	537,137
6.00%, 10/15/17		1,826	1,992,098
6.55%, 10/15/37		116	146,380
CR Bard Inc.
1.38%, 01/15/18		1,550	1,531,118
4.40%, 01/15/21	(Call 10/15/20)	500	533,202
Edwards Lifesciences Corp.
2.88%, 10/15/18		1,000	1,015,629
Life Technologies Corp.
5.00%, 01/15/21	(Call 10/15/20)	650	703,530
6.00%, 03/01/20		500	562,880
Medtronic Inc.
0.88%, 02/27/17		500	497,673
1.50%, 03/15/18		5,000	4,983,596
2.50%, 03/15/20		600	602,250
2.75%, 04/01/23	(Call 01/01/23)	4,000	3,840,108
3.15%, 03/15/22		1,900	1,901,861
3.50%, 03/15/25		6,500	6,473,267
3.63%, 03/15/24	(Call 12/15/23)[b]	825	838,262
4.00%, 04/01/43	(Call 10/01/42)[b]	1,100	1,006,604
4.13%, 03/15/21	(Call 12/15/20)	1,800	1,917,242
4.38%, 03/15/35		3,050	3,023,128
4.45%, 03/15/20[b]		1,500	1,628,641
4.50%, 03/15/42	(Call 09/15/41)	4,500	4,470,688
4.63%, 03/15/44	(Call 09/15/43)	100	101,294
4.63%, 03/15/45		4,100	4,167,851
5.55%, 03/15/40		500	566,010

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
6.50%, 03/15/39		$600	$758,519
St. Jude Medical Inc.
4.75%, 04/15/43	(Call 10/15/42)	1,250	1,204,713
Stryker Corp.
1.30%, 04/01/18		2,550	2,514,619
2.00%, 09/30/16		1,000	1,008,654
3.38%, 05/15/24	(Call 02/15/24)[b]	2,000	1,981,149
4.10%, 04/01/43	(Call 10/01/42)	1,000	930,730
4.38%, 05/15/44	(Call 11/15/43)	1,000	981,046
Zimmer Biomet Holdings Inc.
3.38%, 11/30/21	(Call 08/30/21)	800	794,751
3.55%, 04/01/25	(Call 01/01/25)	1,750	1,680,878
4.25%, 08/15/35	(Call 02/15/35)[b]	4,890	4,521,690
4.45%, 08/15/45	(Call 02/15/45)	3,000	2,726,606

			97,837,876
HEALTH CARE – SERVICES — 0.35%
Aetna Inc.
1.50%, 11/15/17	(Call 10/15/17)	900	894,929
1.75%, 05/15/17	(Call 04/15/17)	1,700	1,705,659
2.75%, 11/15/22	(Call 08/15/22)	800	757,102
3.50%, 11/15/24	(Call 08/15/24)[b]	1,635	1,597,000
3.95%, 09/01/20		3,250	3,424,474
4.13%, 06/01/21	(Call 03/01/21)[b]	1,800	1,888,709
6.63%, 06/15/36		2,026	2,480,496
Anthem Inc.
1.88%, 01/15/18		1,500	1,492,134
2.25%, 08/15/19[b]		2,300	2,257,826
2.38%, 02/15/17		800	807,829
3.13%, 05/15/22		1,650	1,603,517
3.30%, 01/15/23		2,550	2,484,465
3.50%, 08/15/24	(Call 05/15/24)	1,050	1,014,553
4.63%, 05/15/42		2,350	2,206,632
4.65%, 08/15/44	(Call 02/15/44)[b]	1,200	1,132,085
4.85%, 08/15/54	(Call 02/15/54)[b]	500	467,516
5.85%, 01/15/36		1,550	1,677,026
5.88%, 06/15/17		500	535,316
6.38%, 06/15/37		1,144	1,335,630
Cigna Corp.
4.38%, 12/15/20	(Call 09/15/20)	2,150	2,288,100
4.50%, 03/15/21	(Call 12/15/20)	3,700	3,952,449
5.38%, 02/15/42	(Call 08/15/41)	1,200	1,275,352
5.88%, 03/15/41	(Call 09/15/40)	1,750	1,969,222
Coventry Health Care Inc.
5.45%, 06/15/21	(Call 03/15/21)	3,400	3,768,686
5.95%, 03/15/17		3,250	3,461,914

Security		Principal (000s)	Value
Dignity Health
2.64%, 11/01/19		$400	$402,272
5.27%, 11/01/64		500	506,533
Humana Inc.
2.63%, 10/01/19		215	214,856
3.15%, 12/01/22	(Call 09/01/22)	50	48,260
3.85%, 10/01/24	(Call 07/01/24)	1,150	1,141,171
4.63%, 12/01/42	(Call 06/01/42)[b]	2,400	2,286,312
4.95%, 10/01/44	(Call 04/01/44)	1,550	1,551,635
7.20%, 06/15/18		300	339,454
Laboratory Corp. of America Holdings
2.63%, 02/01/20		260	257,136
3.60%, 02/01/25	(Call 11/01/24)[b]	790	756,332
4.63%, 11/15/20	(Call 08/15/20)[b]	2,600	2,781,800
4.70%, 02/01/45	(Call 08/01/44)	1,535	1,399,992
Quest Diagnostics Inc.
2.70%, 04/01/19[b]		3,500	3,528,344
4.25%, 04/01/24	(Call 01/01/24)[b]	2,750	2,788,389
4.70%, 04/01/21		1,925	2,062,144
4.70%, 03/30/45	(Call 09/30/44)	110	99,542
UnitedHealth Group Inc.
1.40%, 10/15/17[b]		100	99,602
1.63%, 03/15/19		250	246,456
1.90%, 07/16/18		215	215,645
2.30%, 12/15/19		3,010	3,017,034
2.70%, 07/15/20		205	207,412
2.75%, 02/15/23	(Call 11/15/22)[b]	1,750	1,692,342
2.88%, 03/15/22	(Call 12/15/21)	750	744,418
2.88%, 03/15/23[b]		2,000	1,950,052
3.75%, 07/15/25		915	935,392
3.95%, 10/15/42	(Call 04/15/42)	1,100	1,006,885
4.25%, 03/15/43	(Call 09/15/42)[b]	550	531,543
4.63%, 07/15/35		435	454,176
4.63%, 11/15/41	(Call 05/15/41)	2,050	2,075,276
4.75%, 07/15/45		380	399,192
5.70%, 10/15/40	(Call 04/15/40)	1,000	1,178,658
5.80%, 03/15/36		500	583,361
5.95%, 02/15/41	(Call 08/15/40)	550	664,823
6.00%, 06/15/17		75	80,821
6.00%, 02/15/18		1,325	1,457,997
6.50%, 06/15/37[b]		600	758,398
6.63%, 11/15/37		500	640,478
6.88%, 02/15/38		2,475	3,261,151
WellPoint Inc.
7.00%, 02/15/19		500	567,955

			89,411,860

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
HOLDING COMPANIES – DIVERSIFIED — 0.03%
Ares Capital Corp.
3.88%, 01/15/20	(Call 12/15/19)	$1,500	$1,525,667
4.88%, 11/30/18		500	520,867
FS Investment Corp.
4.00%, 07/15/19		250	250,505
4.75%, 05/15/22	(Call 04/15/22)	2,000	1,956,798
Leucadia National Corp.
5.50%, 10/18/23	(Call 01/18/23)	100	100,897
6.63%, 10/23/43	(Call 07/23/43)	750	703,084
MUFG Americas Holdings Corp.
3.00%, 02/10/25	(Call 01/10/25)	2,000	1,896,767
Prospect Capital Corp.
5.88%, 03/15/23		100	100,443

			7,055,028
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24	(Call 08/15/24)	2,000	2,004,341
Whirlpool Corp.
3.70%, 03/01/23[b]		1,850	1,843,873
3.70%, 05/01/25		1,100	1,082,287
4.70%, 06/01/22[b]		500	529,565
4.85%, 06/15/21		1,900	2,065,201

			7,525,267
HOUSEHOLD PRODUCTS & WARES — 0.07%
Avery Dennison Corp.
3.35%, 04/15/23	(Call 01/15/23)	2,250	2,161,668
Church & Dwight Co. Inc.
2.45%, 12/15/19	(Call 11/15/19)	500	498,734
2.88%, 10/01/22		1,000	973,268
Clorox Co. (The)
3.50%, 12/15/24	(Call 09/15/24)	1,100	1,086,966
3.80%, 11/15/21		1,800	1,886,940
Kimberly-Clark Corp.
1.85%, 03/01/20[b]		565	557,476
1.90%, 05/22/19		3,680	3,667,839
2.15%, 08/15/20[b]		810	809,153
2.65%, 03/01/25		860	826,229
3.05%, 08/15/25		2,000	1,991,269
3.88%, 03/01/21[b]		750	801,008
5.30%, 03/01/41		1,000	1,146,717
Tupperware Brands Corp.
4.75%, 06/01/21	(Call 03/01/21)	1,200	1,256,567

			17,663,834

Security		Principal (000s)	Value
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.05%, 12/01/17		$500	$500,089
2.88%, 12/01/19	(Call 11/01/19)	420	422,178
4.00%, 06/15/22	(Call 03/15/22)[b]	1,750	1,785,221

			2,707,488
INSURANCE — 0.87%
ACE Capital Trust II
9.70%, 04/01/30		500	735,000
ACE INA Holdings Inc.
4.15%, 03/13/43		2,125	2,010,543
5.70%, 02/15/17		2,520	2,677,032
5.90%, 06/15/19		2,000	2,254,922
Aflac Inc.
2.40%, 03/16/20		150	150,371
3.63%, 11/15/24		2,275	2,266,785
4.00%, 02/15/22[b]		800	840,815
6.45%, 08/15/40		150	182,211
Alleghany Corp.
4.90%, 09/15/44	(Call 03/15/44)	775	741,146
4.95%, 06/27/22		1,500	1,614,773
5.63%, 09/15/20		500	554,970
Allied World Assurance Co. Holdings Ltd.
5.50%, 11/15/20[b]		650	719,089
Allstate Corp. (The)
5.55%, 05/09/35		3,814	4,364,083
6.13%, 05/15/67	(Call 05/15/17)[a]	600	603,000
7.45%, 05/16/19		1,000	1,181,533
American International Group Inc.
2.30%, 07/16/19	(Call 06/16/19)	3,560	3,543,961
3.38%, 08/15/20		100	102,679
3.75%, 07/10/25	(Call 04/10/25)	450	450,320
3.88%, 01/15/35	(Call 07/15/34)[b]	4,915	4,447,751
4.13%, 02/15/24[b]		1,540	1,592,664
4.38%, 01/15/55	(Call 07/15/54)[b]	1,300	1,162,153
4.50%, 07/16/44	(Call 01/16/44)	2,395	2,282,239
4.70%, 07/10/35	(Call 01/10/35)	1,000	1,003,386
4.80%, 07/10/45	(Call 01/10/45)	2,000	1,992,764
4.88%, 06/01/22		2,400	2,611,630
5.85%, 01/16/18		500	546,221
6.25%, 03/15/87		750	802,500
Aon Corp.
3.13%, 05/27/16		1,650	1,676,417
5.00%, 09/30/20		1,100	1,211,530
Aon PLC
3.50%, 06/14/24	(Call 03/14/24)	6,600	6,442,838

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.00%, 11/27/23	(Call 08/27/23)	$1,750	$1,779,812
4.25%, 12/12/42		120	108,110
4.60%, 06/14/44	(Call 03/14/44)	910	866,328
Arch Capital Group U.S. Inc.
5.14%, 11/01/43		750	761,297
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23		750	764,250
6.00%, 12/15/20		500	551,917
Assurant Inc.
4.00%, 03/15/23		2,000	1,999,834
6.75%, 02/15/34		425	504,642
AXA SA
8.60%, 12/15/30		2,300	3,036,000
AXIS Specialty Finance PLC
2.65%, 04/01/19		75	74,841
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[b]		750	746,579
1.60%, 05/15/17		3,000	3,017,077
2.90%, 10/15/20[b]		50	51,338
3.00%, 05/15/22		6,900	6,932,767
4.25%, 01/15/21		400	434,092
4.40%, 05/15/42[b]		2,000	1,911,247
5.40%, 05/15/18[b]		6,550	7,196,722
5.75%, 01/15/40		1,250	1,436,625
Berkshire Hathaway Inc.
2.10%, 08/14/19		4,000	4,016,301
Chubb Corp. (The)
6.00%, 05/11/37		3,020	3,646,477
CNA Financial Corp.
3.95%, 05/15/24	(Call 02/15/24)	2,200	2,180,534
5.75%, 08/15/21		150	169,356
Fidelity National Financial Inc.
5.50%, 09/01/22		3,500	3,714,418
First American Financial Corp.
4.60%, 11/15/24[b]		1,000	1,009,581
Hanover Insurance Group Inc. (The)
6.38%, 06/15/21		1,000	1,155,521
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22		1,000	1,104,532
5.38%, 03/15/17		3,420	3,613,239
5.95%, 10/15/36		200	234,940
6.00%, 01/15/19[b]		1,000	1,114,467
6.10%, 10/01/41		500	605,194
6.30%, 03/15/18		1,700	1,877,732
6.63%, 03/30/40		500	631,446

Security		Principal (000s)	Value
Lincoln National Corp.
3.35%, 03/09/25[b]		$520	$501,403
4.20%, 03/15/22		4,000	4,150,231
4.85%, 06/24/21		350	379,199
7.00%, 06/15/40		1,000	1,275,084
8.75%, 07/01/19		1,000	1,218,358
Loews Corp.
2.63%, 05/15/23	(Call 02/15/23)[b]	1,900	1,800,733
4.13%, 05/15/43	(Call 11/15/42)	3,000	2,694,359
Markel Corp.
4.90%, 07/01/22		1,500	1,607,634
5.35%, 06/01/21		1,700	1,881,812
Marsh & McLennan Companies Inc.
2.35%, 09/10/19	(Call 08/10/19)[b]	1,530	1,536,199
2.35%, 03/06/20	(Call 02/06/20)	2,320	2,310,910
3.50%, 06/03/24	(Call 03/03/24)	1,250	1,231,299
MetLife Inc.
1.76%, 12/15/17[b]		16,500	16,562,142
3.00%, 03/01/25[b]		1,550	1,479,218
3.60%, 04/10/24[b]		5,900	5,912,395
4.05%, 03/01/45[b]		1,835	1,702,911
4.72%, 12/15/44		2,500	2,562,096
4.75%, 02/08/21		400	438,815
4.88%, 11/13/43		20	20,984
5.88%, 02/06/41		4,700	5,558,962
6.40%, 12/15/66	(Call 12/15/31)[b]	1,525	1,669,875
7.72%, 02/15/19		1,400	1,653,472
Series A
6.82%, 08/15/18		100	114,058
Series D
4.37%, 09/15/23		70	74,212
Montpelier Re Holdings Ltd.
4.70%, 10/15/22		20	20,154
Old Republic International Corp.
4.88%, 10/01/24	(Call 09/01/24)	1,000	1,038,663
Primerica Inc.
4.75%, 07/15/22[b]		750	797,321
Principal Financial Group Inc.
3.40%, 05/15/25	(Call 02/15/25)	1,200	1,164,035
6.05%, 10/15/36		2,105	2,463,263
8.88%, 05/15/19		1,224	1,488,147
Progressive Corp. (The)
3.75%, 08/23/21		2,660	2,826,492
4.35%, 04/25/44		1,500	1,465,598
6.70%, 06/15/67	(Call 06/15/17)[a,b]	1,605	1,629,075
Protective Life Corp.
8.45%, 10/15/39[b]		500	683,707

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Prudential Financial Inc.
3.00%, 05/12/16		$2,650	$2,685,025
3.50%, 05/15/24[b]		1,400	1,379,158
4.50%, 11/16/21		300	325,444
4.60%, 05/15/44[b]		500	487,302
5.10%, 08/15/43		100	103,915
5.38%, 06/21/20		400	448,054
5.63%, 05/12/41		1,000	1,106,357
5.63%, 06/15/43	(Call 06/15/23)[a,b]	5,350	5,483,750
5.80%, 11/16/41		2,050	2,322,851
6.20%, 11/15/40		1,500	1,769,951
7.38%, 06/15/19[b]		1,250	1,474,268
8.88%, 06/15/68	(Call 06/15/18)[a]	600	688,500
Series B
5.75%, 07/15/33[b]		650	732,478
Series D
6.00%, 12/01/17		2,902	3,170,076
Reinsurance Group of America Inc.
5.00%, 06/01/21		1,700	1,849,022
StanCorp Financial Group Inc.
5.00%, 08/15/22		250	264,250
Symetra Financial Corp.
4.25%, 07/15/24		800	805,791
Travelers Companies Inc. (The)
3.90%, 11/01/20		2,500	2,682,122
5.35%, 11/01/40		3,550	4,023,108
6.25%, 06/15/37		250	310,621
Trinity Acquisition PLC
4.63%, 08/15/23		1,750	1,787,817
Unum Group
4.00%, 03/15/24[b]		4,000	4,101,551
Validus Holdings Ltd.
8.88%, 01/26/40		1,000	1,297,066
Willis Group Holdings PLC
5.75%, 03/15/21		1,150	1,269,365
WR Berkley Corp.
4.63%, 03/15/22		1,450	1,525,435
5.38%, 09/15/20		1,000	1,108,209
6.25%, 02/15/37		35	40,248
XLIT Ltd.
2.30%, 12/15/18		225	225,690
5.25%, 12/15/43		100	103,867
5.75%, 10/01/21		1,300	1,470,982
6.25%, 05/15/27		100	117,065
6.38%, 11/15/24		600	706,210

			225,790,906

Security		Principal (000s)	Value
INTERNET — 0.19%
Alibaba Group Holding Ltd.
1.63%, 11/28/17[c]		$1,080	$1,069,954
2.50%, 11/28/19	(Call 10/28/19)[b,c]	3,230	3,169,569
3.13%, 11/28/21	(Call 09/28/21)[c]	550	532,135
3.60%, 11/28/24	(Call 08/28/24)[c]	1,555	1,460,044
4.50%, 11/28/34	(Call 05/28/34)[b,c]	335	308,481
Amazon.com Inc.
1.20%, 11/29/17		1,500	1,486,775
2.50%, 11/29/22	(Call 08/29/22)	2,150	2,039,774
3.80%, 12/05/24	(Call 09/05/24)[b]	2,350	2,349,780
4.80%, 12/05/34	(Call 06/05/34)[b]	3,000	3,013,533
4.95%, 12/05/44	(Call 06/05/44)	2,000	1,998,997
Baidu Inc.
2.75%, 06/09/19[b]		1,000	990,340
3.50%, 11/28/22[b]		500	487,742
4.13%, 06/30/25		6,000	5,892,145
eBay Inc.
1.35%, 07/15/17		950	934,897
2.20%, 08/01/19	(Call 07/01/19)[b]	1,500	1,456,374
2.60%, 07/15/22	(Call 04/15/22)	1,774	1,605,930
2.88%, 08/01/21	(Call 06/01/21)[b]	300	286,763
3.25%, 10/15/20	(Call 07/15/20)	2,600	2,600,922
3.45%, 08/01/24	(Call 05/01/24)[b]	1,700	1,587,742
4.00%, 07/15/42	(Call 01/15/42)	2,250	1,708,636
Expedia Inc.
4.50%, 08/15/24	(Call 05/15/24)	1,000	996,258
5.95%, 08/15/20[b]		2,000	2,202,754
7.46%, 08/15/18		500	566,006
Google Inc.
3.38%, 02/25/24[b]		675	687,686
3.63%, 05/19/21		4,750	5,008,978
Priceline Group Inc. (The)
3.65%, 03/15/25	(Call 12/15/24)[b]	1,155	1,136,592
Symantec Corp.
2.75%, 06/15/17	(Call 05/15/17)	2,250	2,248,340
3.95%, 06/15/22	(Call 03/15/22)[b]	750	738,940
4.20%, 09/15/20		500	509,267

			49,075,354
IRON & STEEL — 0.07%
Nucor Corp.
4.00%, 08/01/23	(Call 05/01/23)[b]	2,450	2,474,047
5.85%, 06/01/18		3,785	4,140,680
6.40%, 12/01/37		300	347,422
Reliance Steel & Aluminum Co.
4.50%, 04/15/23	(Call 01/15/23)	1,300	1,255,073

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Vale Overseas Ltd.
4.38%, 01/11/22[b]		$2,850	$2,629,030
5.63%, 09/15/19[b]		1,300	1,351,385
6.88%, 11/21/36		4,339	3,709,578
6.88%, 11/10/39		1,500	1,272,383
8.25%, 01/17/34		1,500	1,486,798
Vale SA
5.63%, 09/11/42[b]		250	188,136

			18,854,532
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20[b]		3,400	3,566,698
Harley-Davidson Inc.
3.50%, 07/28/25	(Call 04/28/25)	2,000	1,983,233
4.63%, 07/28/45	(Call 01/28/45)	2,000	1,962,472

			7,512,403
LODGING — 0.06%
Hyatt Hotels Corp.
3.38%, 07/15/23	(Call 04/15/23)	1,855	1,795,461
5.38%, 08/15/21	(Call 05/15/21)	750	832,736
Marriott International Inc./MD
3.00%, 03/01/19	(Call 12/01/18)	1,650	1,676,039
3.25%, 09/15/22	(Call 06/15/22)	1,500	1,484,053
Series N
3.13%, 10/15/21	(Call 07/15/21)[b]	1,675	1,673,474
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23	(Call 11/15/22)[b]	1,350	1,266,073
3.75%, 03/15/25	(Call 12/15/24)[b]	500	482,417
6.75%, 05/15/18		500	553,815
Wyndham Worldwide Corp.
2.50%, 03/01/18	(Call 02/01/18)	1,750	1,739,401
3.90%, 03/01/23	(Call 12/01/22)	575	551,437
4.25%, 03/01/22	(Call 12/01/21)[b]	2,500	2,437,468

			14,492,374
MACHINERY — 0.27%
Caterpillar Financial Services Corp.
1.00%, 03/03/17[b]		3,361	3,350,439
1.25%, 08/18/17		2,000	1,994,158
1.63%, 06/01/17[b]		1,250	1,256,972
1.70%, 06/16/18[b]		1,000	999,927
2.00%, 03/05/20		1,500	1,480,049
2.05%, 08/01/16		2,870	2,902,395
2.10%, 06/09/19		150	149,770
2.85%, 06/01/22		50	49,239
3.25%, 12/01/24[b]		1,000	987,280

Security		Principal (000s)	Value
3.30%, 06/09/24		$3,000	$2,974,817
3.75%, 11/24/23		500	515,679
7.15%, 02/15/19		4,105	4,775,706
Caterpillar Inc.
2.60%, 06/26/22	(Call 03/26/22)	3,660	3,550,165
3.40%, 05/15/24	(Call 02/15/24)[b]	1,850	1,857,959
3.80%, 08/15/42		65	58,977
3.90%, 05/27/21		1,915	2,037,174
4.30%, 05/15/44	(Call 11/15/43)[b]	670	659,875
5.20%, 05/27/41		1,075	1,179,770
6.05%, 08/15/36		300	357,517
Cummins Inc.
3.65%, 10/01/23	(Call 07/01/23)	2,000	2,061,790
7.13%, 03/01/28		18	23,593
Deere & Co.
2.60%, 06/08/22	(Call 03/08/22)	500	487,186
3.90%, 06/09/42	(Call 12/09/41)	1,700	1,591,681
5.38%, 10/16/29		100	117,917
Flowserve Corp.
4.00%, 11/15/23	(Call 08/15/23)	2,000	2,013,399
John Deere Capital Corp.
1.30%, 03/12/18		100	99,327
1.35%, 01/16/18		3,780	3,765,718
1.70%, 01/15/20		50	48,836
1.85%, 09/15/16		4,850	4,900,494
2.05%, 03/10/20		1,550	1,533,950
2.30%, 09/16/19		2,000	2,009,061
2.38%, 07/14/20		555	555,573
2.80%, 03/04/21		3,379	3,423,515
3.15%, 10/15/21[b]		3,950	4,053,622
3.35%, 06/12/24		1,705	1,708,672
3.90%, 07/12/21[b]		2,600	2,761,975
Joy Global Inc.
5.13%, 10/15/21[b]		1,000	990,000
Rockwell Automation Inc.
2.05%, 03/01/20	(Call 02/01/20)	1,570	1,560,486
2.88%, 03/01/25	(Call 12/01/24)	910	880,772
Roper Technologies Inc.
3.13%, 11/15/22	(Call 08/15/22)	1,640	1,606,089
Xylem Inc./NY
3.55%, 09/20/16		2,900	2,963,651

			70,295,175
MANUFACTURING — 0.29%
3M Co.
1.38%, 09/29/16[b]		2,750	2,768,670
1.38%, 08/07/18		1,000	999,786
1.63%, 06/15/19[b]		100	99,571

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
2.00%, 08/07/20[b]		$1,000	$998,492
2.00%, 06/26/22		1,500	1,437,600
3.00%, 08/07/25		1,000	999,896
3.88%, 06/15/44[b]		2,010	1,936,261
Airgas Inc.
3.05%, 08/01/20	(Call 07/01/20)	665	668,215
American Water Capital Corp.
4.30%, 09/01/45	(Call 03/01/45)	1,000	989,504
Carlisle Companies Inc.
3.75%, 11/15/22	(Call 08/15/22)	1,990	1,979,840
Crane Co.
4.45%, 12/15/23	(Call 09/15/23)	1,000	1,037,555
Danaher Corp.
3.90%, 06/23/21	(Call 03/23/21)	2,700	2,874,570
Dover Corp.
4.30%, 03/01/21	(Call 12/01/20)	2,100	2,279,344
5.38%, 03/01/41	(Call 12/01/40)	900	1,037,096
Eaton Corp.
1.50%, 11/02/17		6,100	6,055,885
2.75%, 11/02/22		4,650	4,484,587
4.00%, 11/02/32		950	908,608
Eaton Electric Holdings LLC
3.88%, 12/15/20	(Call 09/15/20)	100	102,685
General Electric Co.
2.70%, 10/09/22		5,975	5,841,806
3.38%, 03/11/24[b]		5,100	5,158,097
4.13%, 10/09/42[b]		100	95,472
4.50%, 03/11/44		3,765	3,781,368
5.25%, 12/06/17		2,437	2,632,731
Illinois Tool Works Inc.
3.38%, 09/15/21	(Call 06/15/21)	1,300	1,340,264
3.50%, 03/01/24	(Call 12/01/23)	2,300	2,344,544
4.88%, 09/15/41	(Call 03/15/41)	1,550	1,666,516
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23		1,500	1,550,073
5.75%, 06/15/43		100	108,918
6.88%, 08/15/18		3,500	3,933,336
Ingersoll-Rand Luxembourg Finance SA
3.55%, 11/01/24	(Call 08/01/24)	570	555,109
4.65%, 11/01/44	(Call 05/01/44)	150	139,957
Parker-Hannifin Corp.
4.20%, 11/21/34	(Call 05/21/34)[b]	4,500	4,533,061
Pentair Finance SA
2.65%, 12/01/19		1,635	1,610,861
3.15%, 09/15/22	(Call 06/15/22)	1,200	1,143,551

Security		Principal (000s)	Value
Textron Inc.
3.65%, 03/01/21		$1,280	$1,296,433
3.88%, 03/01/25	(Call 12/01/24)	130	128,311
4.63%, 09/21/16		800	826,580
5.95%, 09/21/21	(Call 06/21/21)	1,050	1,181,652
Tyco Electronics Group SA
2.35%, 08/01/19	(Call 07/01/19)[b]	505	501,399
2.38%, 12/17/18	(Call 11/17/18)	470	471,772
3.45%, 08/01/24	(Call 05/01/24)	425	424,957
4.88%, 01/15/21		35	38,429
6.55%, 10/01/17		2,800	3,068,209

			76,031,571
MEDIA — 0.98%
21st Century Fox America Inc.
3.00%, 09/15/22		2,466	2,381,995
4.00%, 10/01/23		1,000	1,017,194
4.75%, 09/15/44	(Call 03/15/44)[b]	1,100	1,056,004
5.40%, 10/01/43		1,000	1,048,657
6.15%, 02/15/41		996	1,129,778
6.20%, 12/15/34		4,147	4,678,973
6.40%, 12/15/35		1,675	1,926,612
6.55%, 03/15/33		850	1,025,819
6.65%, 11/15/37		1,750	2,055,341
6.90%, 03/01/19		3,600	4,115,708
6.90%, 08/15/39		500	609,152
7.75%, 12/01/45		750	1,012,183
CBS Corp.
2.30%, 08/15/19	(Call 07/15/19)	50	49,547
3.38%, 03/01/22	(Call 12/01/21)	625	610,847
3.50%, 01/15/25	(Call 10/15/24)[b]	310	293,756
3.70%, 08/15/24	(Call 05/15/24)	1,000	963,630
4.00%, 01/15/26	(Call 10/15/25)[b]	3,000	2,924,914
4.30%, 02/15/21	(Call 11/15/20)	750	789,577
4.60%, 01/15/45	(Call 07/15/44)	1,000	865,282
4.85%, 07/01/42	(Call 01/01/42)[b]	500	458,397
4.90%, 08/15/44	(Call 02/15/44)[b]	1,750	1,572,454
5.50%, 05/15/33		1,250	1,241,116
5.90%, 10/15/40	(Call 04/15/40)	750	773,415
7.88%, 07/30/30		1,768	2,271,386
CCO Safari II LLC
3.58%, 07/23/20	(Call 06/23/20)[c]	215	214,581
4.46%, 07/23/22	(Call 05/23/22)[c]	520	517,565
4.91%, 07/23/25	(Call 04/23/25)[b,c]	1,660	1,644,145
6.38%, 10/23/35	(Call 04/23/35)[c]	1,305	1,325,747
6.48%, 10/23/45	(Call 04/23/45)[c]	1,060	1,078,508
6.83%, 10/23/55	(Call 04/23/55)[c]	6,010	6,052,427

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22		$1,500	$2,058,526
Comcast Cable Communications LLC
8.88%, 05/01/17		500	560,975
Comcast Corp.
3.13%, 07/15/22[b]		2,000	2,009,060
3.38%, 08/15/25	(Call 05/15/25)[b]	1,120	1,110,995
3.60%, 03/01/24		6,250	6,373,538
4.20%, 08/15/34	(Call 02/15/34)[b]	1,415	1,376,571
4.25%, 01/15/33[b]		5,600	5,483,289
4.60%, 08/15/45	(Call 02/15/45)	200	202,823
4.65%, 07/15/42[b]		3,500	3,557,721
4.75%, 03/01/44		1,440	1,494,474
5.15%, 03/01/20		4,050	4,523,831
5.65%, 06/15/35		600	688,632
6.30%, 11/15/17		200	220,325
6.45%, 03/15/37		3,718	4,609,097
6.50%, 01/15/17[b]		2,500	2,676,502
6.50%, 11/15/35		2,300	2,880,334
6.55%, 07/01/39		100	125,628
6.95%, 08/15/37[b]		2,850	3,735,031
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
1.75%, 01/15/18		1,500	1,479,257
3.80%, 03/15/22		350	345,783
3.95%, 01/15/25	(Call 10/15/24)[b]	755	731,301
4.45%, 04/01/24	(Call 01/01/24)	1,015	1,029,054
4.60%, 02/15/21	(Call 11/15/20)[b]	1,350	1,418,693
5.00%, 03/01/21[b]		5,915	6,327,262
5.15%, 03/15/42		1,609	1,494,277
5.20%, 03/15/20		3,925	4,272,799
6.00%, 08/15/40	(Call 05/15/40)	1,000	1,027,035
6.35%, 03/15/40[b]		550	589,857
6.38%, 03/01/41		4,250	4,559,784
Discovery Communications LLC
3.30%, 05/15/22		900	878,705
3.45%, 03/15/25	(Call 12/15/24)	270	249,173
4.38%, 06/15/21		2,400	2,490,941
4.88%, 04/01/43		500	434,070
4.95%, 05/15/42[b]		3,667	3,204,396
5.05%, 06/01/20		2,200	2,383,761
6.35%, 06/01/40		1,000	1,045,666
Grupo Televisa SAB
6.63%, 01/15/40[b]		2,000	2,229,761
Historic TW Inc.
6.63%, 05/15/29		1,250	1,504,970

Security		Principal (000s)	Value
6.88%, 06/15/18		$50	$56,429
NBCUniversal Media LLC
2.88%, 04/01/16		4,150	4,199,314
2.88%, 01/15/23[b]		1,500	1,467,108
4.38%, 04/01/21		4,700	5,069,433
4.45%, 01/15/43		750	740,282
5.15%, 04/30/20		150	167,797
5.95%, 04/01/41		2,623	3,115,487
Scripps Networks Interactive Inc.
2.70%, 12/15/16		2,400	2,435,326
2.80%, 06/15/20	(Call 03/15/20)	2,000	1,969,723
3.90%, 11/15/24	(Call 08/15/24)	1,000	979,405
TCI Communications Inc.
7.13%, 02/15/28		750	965,202
7.88%, 02/15/26		1,250	1,676,963
Thomson Reuters Corp.
3.85%, 09/29/24	(Call 06/29/24)	2,500	2,452,760
3.95%, 09/30/21	(Call 06/30/21)[b]	2,200	2,294,039
4.30%, 11/23/23	(Call 08/23/23)	1,175	1,198,772
4.50%, 05/23/43	(Call 11/23/42)	1,000	901,427
4.70%, 10/15/19		500	541,958
5.85%, 04/15/40		600	654,404
6.50%, 07/15/18		500	559,474
Time Warner Cable Inc.
4.00%, 09/01/21	(Call 06/01/21)[b]	7,940	7,984,043
4.13%, 02/15/21	(Call 11/15/20)	1,000	1,020,353
4.50%, 09/15/42	(Call 03/15/42)[b]	2,870	2,299,852
5.00%, 02/01/20[b]		620	663,178
5.50%, 09/01/41	(Call 03/01/41)	100	89,918
6.55%, 05/01/37[b]		3,368	3,413,411
6.75%, 07/01/18		8,100	8,976,393
6.75%, 06/15/39[b]		2,920	3,006,399
7.30%, 07/01/38		779	828,165
8.25%, 04/01/19		3,640	4,245,129
8.75%, 02/14/19		500	588,365
Time Warner Entertainment Co. LP
8.38%, 07/15/33		1,250	1,496,543
Time Warner Inc.
2.10%, 06/01/19		1,000	987,794
3.40%, 06/15/22		1,300	1,286,650
3.55%, 06/01/24	(Call 03/01/24)[b]	1,300	1,266,386
3.60%, 07/15/25	(Call 04/15/25)[b]	2,000	1,934,920
4.00%, 01/15/22		7,450	7,651,832
4.05%, 12/15/23		750	760,999
4.65%, 06/01/44	(Call 12/01/43)	1,000	937,760
4.70%, 01/15/21[b]		1,000	1,076,423
4.75%, 03/29/21		550	591,992

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.88%, 03/15/20		$100	$109,043
4.90%, 06/15/42[b]		850	820,103
5.35%, 12/15/43		1,150	1,181,744
6.25%, 03/29/41		2,320	2,611,546
6.50%, 11/15/36		1,450	1,695,921
7.63%, 04/15/31		332	423,471
7.70%, 05/01/32		6,031	7,798,517
Viacom Inc.
2.50%, 12/15/16		1,600	1,617,433
3.13%, 06/15/22	(Call 03/15/22)[b]	3,250	3,005,137
3.88%, 12/15/21		1,000	977,170
3.88%, 04/01/24	(Call 01/01/24)[b]	2,700	2,502,315
4.25%, 09/01/23	(Call 06/01/23)[b]	1,390	1,333,365
4.38%, 03/15/43		1,000	737,051
4.50%, 03/01/21		1,750	1,784,834
4.50%, 02/27/42		2,550	1,911,373
4.85%, 12/15/34	(Call 06/15/34)	1,120	941,933
4.88%, 06/15/43	(Call 12/15/42)	300	237,882
5.25%, 04/01/44	(Call 10/01/43)[b]	1,525	1,306,267
5.85%, 09/01/43	(Call 03/01/43)	431	392,887
6.88%, 04/30/36		1,300	1,366,585
Walt Disney Co. (The)
0.88%, 05/30/17[b]		1,750	1,740,453
2.35%, 12/01/22		1,300	1,259,242
2.75%, 08/16/21		500	507,094
3.70%, 12/01/42		2,650	2,438,949
3.75%, 06/01/21		1,300	1,383,467
4.38%, 08/16/41		1,750	1,791,727
7.00%, 03/01/32		1,000	1,375,685
Series E
4.13%, 12/01/41		1,875	1,851,841

			254,743,450
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
1.25%, 01/15/18		1,895	1,879,072
2.50%, 01/15/23	(Call 10/15/22)	975	927,319
3.90%, 01/15/43	(Call 07/15/42)	1,400	1,288,603
4.20%, 06/15/35	(Call 12/15/34)	2,100	2,069,064
Valmont Industries Inc.
5.00%, 10/01/44	(Call 04/01/44)	700	631,427
5.25%, 10/01/54	(Call 04/01/54)	125	109,358

			6,904,843
MINING — 0.39%
Barrick Gold Corp.
3.85%, 04/01/22		1,270	1,124,436
4.10%, 05/01/23[b]		150	132,670

Security		Principal (000s)	Value
6.95%, 04/01/19		$900	$1,005,541
Barrick North America Finance LLC
4.40%, 05/30/21		4,100	3,852,643
5.70%, 05/30/41		4,324	3,528,405
6.80%, 09/15/18		500	548,644
7.50%, 09/15/38		1,550	1,526,106
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20[b]		2,300	2,425,231
5.95%, 10/15/39		500	414,457
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17		4,000	4,010,725
2.05%, 09/30/18[b]		675	675,951
2.88%, 02/24/22[b]		2,250	2,168,946
3.25%, 11/21/21		6,250	6,235,079
4.13%, 02/24/42		2,820	2,527,468
5.00%, 09/30/43		4,094	4,204,802
6.50%, 04/01/19		1,620	1,847,183
Freeport-McMoRan Inc.
2.30%, 11/14/17		400	372,000
3.10%, 03/15/20[b]		4,400	3,773,000
3.55%, 03/01/22	(Call 12/01/21)[b]	1,270	977,900
3.88%, 03/15/23	(Call 12/15/22)	3,874	2,963,610
4.00%, 11/14/21		500	403,750
5.40%, 11/14/34	(Call 05/14/34)	100	72,000
5.45%, 03/15/43	(Call 09/15/42)[b]	5,639	4,031,885
Goldcorp Inc.
3.63%, 06/09/21	(Call 04/09/21)	250	239,072
Kinross Gold Corp.
5.13%, 09/01/21	(Call 06/01/21)[b]	700	644,888
5.95%, 03/15/24	(Call 12/15/23)[b]	1,650	1,384,721
Newmont Mining Corp.
3.50%, 03/15/22	(Call 12/15/21)[b]	1,900	1,714,891
4.88%, 03/15/42	(Call 09/15/41)[b]	70	53,036
5.13%, 10/01/19[b]		500	528,853
5.88%, 04/01/35		250	220,421
6.25%, 10/01/39		3,454	3,047,834
Placer Dome Inc.
6.45%, 10/15/35		100	91,659
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21		3,820	3,883,703
3.75%, 06/15/25	(Call 03/15/25)[b]	500	483,980
4.13%, 05/20/21[b]		500	524,187
5.20%, 11/02/40[b]		4,330	4,334,031
9.00%, 05/01/19		13,980	17,093,297
Rio Tinto Finance USA PLC
1.63%, 08/21/17	(Call 07/21/17)	500	496,475
2.25%, 12/14/18	(Call 11/14/18)	1,015	1,010,125

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
2.88%, 08/21/22	(Call 05/21/22)	$200	$190,520
4.13%, 08/21/42	(Call 02/21/42)[b]	1,100	962,304
Southern Copper Corp.
3.50%, 11/08/22		1,450	1,379,776
3.88%, 04/23/25		200	190,282
5.25%, 11/08/42		750	603,373
5.88%, 04/23/45		970	840,441
6.75%, 04/16/40[b]		3,050	2,894,849
7.50%, 07/27/35		1,800	1,857,863
Teck Resources Ltd.
2.50%, 02/01/18[b]		2,155	1,847,913
3.15%, 01/15/17		233	217,855
3.75%, 02/01/23	(Call 11/01/22)[b]	900	670,500
4.75%, 01/15/22	(Call 10/15/21)[b]	2,750	2,172,500
5.20%, 03/01/42	(Call 09/01/41)	2,500	1,606,250
6.25%, 07/15/41	(Call 01/15/41)	2,975	2,023,000

			102,031,031
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24	(Call 12/15/23)	2,700	2,702,638
4.75%, 05/15/18[b]		2,513	2,673,363
6.25%, 03/15/19		500	557,867
Xerox Corp.
2.80%, 05/15/20		2,100	2,037,367
2.95%, 03/15/17		800	810,711
3.50%, 08/20/20		1,000	1,002,613
4.50%, 05/15/21		3,015	3,107,803
4.80%, 03/01/35[b]		590	540,792
6.35%, 05/15/18		2,670	2,940,694
6.75%, 12/15/39[b]		860	960,462

			17,334,310
OIL & GAS — 2.05%
Anadarko Petroleum Corp.
3.45%, 07/15/24	(Call 04/15/24)[b]	3,050	2,947,559
4.50%, 07/15/44	(Call 01/15/44)	2,000	1,807,616
5.95%, 09/15/16		5,232	5,468,782
6.45%, 09/15/36		4,725	5,284,926
Apache Corp.
1.75%, 04/15/17		2,000	2,033,800
2.63%, 01/15/23	(Call 10/15/22)	50	46,097
3.25%, 04/15/22	(Call 01/15/22)	4,250	4,138,202
3.63%, 02/01/21	(Call 11/01/20)[b]	1,750	1,785,836
4.75%, 04/15/43	(Call 10/15/42)	5,275	4,790,521
5.10%, 09/01/40	(Call 03/01/40)	100	94,694
6.00%, 01/15/37		1,015	1,072,621

Security		Principal (000s)	Value
Apache Finance Canada Corp.
7.75%, 12/15/29		$750	$981,305
BP Capital Markets PLC
1.38%, 11/06/17[b]		150	149,147
1.38%, 05/10/18[b]		1,450	1,431,897
1.67%, 02/13/18		300	299,438
1.85%, 05/05/17		3,375	3,394,741
2.24%, 05/10/19		2,050	2,053,213
2.25%, 11/01/16		2,700	2,731,367
2.32%, 02/13/20		2,000	1,991,835
2.50%, 11/06/22		2,750	2,601,664
3.06%, 03/17/22		840	831,572
3.25%, 05/06/22		3,000	2,981,001
3.51%, 03/17/25[b]		710	696,139
3.54%, 11/04/24		1,845	1,818,454
3.56%, 11/01/21		1,000	1,027,809
3.99%, 09/26/23		3,000	3,081,851
4.50%, 10/01/20[b]		50	54,465
4.74%, 03/11/21		3,150	3,433,913
4.75%, 03/10/19		5,045	5,489,374
British Transco Finance Inc.
6.63%, 06/01/18		3,000	3,395,013
Burlington Resources Finance Co.
7.20%, 08/15/31		750	949,740
7.40%, 12/01/31		1,000	1,312,066
Canadian Natural Resources Ltd.
3.45%, 11/15/21	(Call 08/15/21)	120	114,540
3.80%, 04/15/24	(Call 01/15/24)	1,275	1,181,429
3.90%, 02/01/25	(Call 11/01/24)[b]	1,750	1,612,832
5.70%, 05/15/17		5,918	6,227,838
5.85%, 02/01/35		500	480,761
6.25%, 03/15/38		2,565	2,567,131
6.45%, 06/30/33		500	521,984
6.50%, 02/15/37		500	515,071
Cenovus Energy Inc.
3.00%, 08/15/22	(Call 05/15/22)	1,250	1,138,988
5.70%, 10/15/19[b]		5,200	5,657,829
6.75%, 11/15/39[b]		930	964,669
Chevron Corp.
1.35%, 11/15/17		3,000	2,989,204
1.37%, 03/02/18[b]		1,155	1,148,300
1.72%, 06/24/18	(Call 05/24/18)[b]	5,100	5,108,884
1.96%, 03/03/20	(Call 02/03/20)	3,250	3,208,296
2.19%, 11/15/19	(Call 10/15/19)	630	630,758
2.36%, 12/05/22	(Call 09/05/22)[b]	2,750	2,617,457
2.41%, 03/03/22	(Call 01/03/22)	1,140	1,106,955
2.43%, 06/24/20	(Call 05/24/20)	3,750	3,757,452

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.19%, 06/24/23	(Call 03/24/23)[b]	$2,100	$2,098,580
Cimarex Energy Co.
4.38%, 06/01/24	(Call 03/01/24)	2,500	2,415,791
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18[b]		1,750	1,727,669
3.00%, 05/09/23		3,750	3,505,869
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24		1,200	1,210,248
4.88%, 04/30/44[b]		2,700	2,785,582
Conoco Funding Co.
7.25%, 10/15/31		250	320,068
ConocoPhillips
5.75%, 02/01/19		1,990	2,230,875
5.90%, 10/15/32		4,967	5,698,735
5.90%, 05/15/38		950	1,066,197
6.00%, 01/15/20		550	630,662
6.50%, 02/01/39		145	173,838
6.65%, 07/15/18		75	84,815
ConocoPhillips Co.
1.05%, 12/15/17	(Call 11/15/17)	100	98,721
1.50%, 05/15/18		705	699,944
2.20%, 05/15/20	(Call 04/15/20)[b]	695	687,551
2.88%, 11/15/21	(Call 09/15/21)	750	738,762
3.35%, 11/15/24	(Call 08/15/24)[b]	1,295	1,249,934
4.15%, 11/15/34	(Call 05/15/34)[b]	1,160	1,090,616
4.30%, 11/15/44	(Call 05/15/44)[b]	1,615	1,490,486
ConocoPhillips Holding Co.
6.95%, 04/15/29		3,825	4,793,260
Continental Resources Inc./OK
3.80%, 06/01/24	(Call 03/01/24)	460	386,237
4.50%, 04/15/23	(Call 01/15/23)	3,870	3,474,657
4.90%, 06/01/44	(Call 12/01/43)	285	211,498
5.00%, 09/15/22	(Call 03/15/17)	2,200	1,985,500
Devon Energy Corp.
2.25%, 12/15/18	(Call 11/15/18)	450	447,132
4.00%, 07/15/21	(Call 04/15/21)	3,650	3,715,873
4.75%, 05/15/42	(Call 11/15/41)[b]	1,010	929,308
5.00%, 06/15/45	(Call 12/15/44)[b]	1,000	951,960
5.60%, 07/15/41	(Call 01/15/41)	900	903,239
6.30%, 01/15/19		7,371	8,222,526
7.95%, 04/15/32		125	156,610
Diamond Offshore Drilling Inc.
4.88%, 11/01/43	(Call 05/01/43)[b]	250	178,114
5.70%, 10/15/39[b]		500	398,272
5.88%, 05/01/19[b]		2,250	2,425,664
Ecopetrol SA
4.13%, 01/16/25		600	532,500

Security		Principal (000s)	Value
4.25%, 09/18/18		$1,750	$1,803,375
5.38%, 06/26/26	(Call 03/26/26)[b]	500	462,545
5.88%, 09/18/23[b]		1,250	1,271,875
5.88%, 05/28/45		1,550	1,255,500
7.38%, 09/18/43[b]		5,350	5,350,000
7.63%, 07/23/19[b]		2,225	2,558,750
Encana Corp.
3.90%, 11/15/21	(Call 08/15/21)[b]	1,300	1,205,243
6.50%, 05/15/19		500	546,359
6.50%, 08/15/34		50	46,934
6.50%, 02/01/38		5,650	5,246,538
Ensco PLC
4.70%, 03/15/21[b]		2,965	2,709,362
5.20%, 03/15/25	(Call 12/15/24)[b]	250	222,235
5.75%, 10/01/44	(Call 04/01/44)	2,550	1,941,985
EOG Resources Inc.
2.45%, 04/01/20	(Call 03/01/20)	750	751,840
2.63%, 03/15/23	(Call 12/15/22)[b]	1,215	1,160,563
3.90%, 04/01/35	(Call 10/01/34)	3,795	3,550,927
4.10%, 02/01/21		2,650	2,829,930
EQT Corp.
4.88%, 11/15/21		3,400	3,534,919
Exxon Mobil Corp.
1.31%, 03/06/18[b]		2,500	2,490,936
1.82%, 03/15/19	(Call 02/15/19)[b]	1,750	1,751,571
2.40%, 03/06/22	(Call 01/06/22)[b]	100	98,006
2.71%, 03/06/25	(Call 12/06/24)[b]	2,200	2,124,104
3.18%, 03/15/24	(Call 12/15/23)	1,500	1,516,950
3.57%, 03/06/45	(Call 09/06/44)[b]	5,570	5,115,614
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20	(Call 11/15/15)	241	221,720
6.75%, 02/01/22	(Call 02/01/17)	1,300	1,170,000
6.88%, 02/15/23	(Call 02/15/18)	1,970	1,753,300
Hess Corp.
1.30%, 06/15/17		740	729,125
3.50%, 07/15/24	(Call 04/15/24)[b]	540	506,452
5.60%, 02/15/41		4,800	4,615,725
6.00%, 01/15/40		1,200	1,193,392
7.13%, 03/15/33		750	828,393
7.30%, 08/15/31		1,000	1,116,595
7.88%, 10/01/29		500	601,522
8.13%, 02/15/19		1,850	2,159,500
Husky Energy Inc.
3.95%, 04/15/22	(Call 01/15/22)	125	120,049
4.00%, 04/15/24	(Call 01/15/24)	315	294,167
6.15%, 06/15/19		500	550,480

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
7.25%, 12/15/19		$3,350	$3,832,804
Kerr-McGee Corp.
6.95%, 07/01/24		500	584,422
Marathon Oil Corp.
2.80%, 11/01/22	(Call 08/01/22)	2,000	1,804,932
3.85%, 06/01/25	(Call 03/01/25)	1,000	908,371
5.20%, 06/01/45	(Call 12/01/44)	2,000	1,755,927
6.00%, 10/01/17		2,248	2,407,114
6.60%, 10/01/37		1,000	1,048,584
Marathon Petroleum Corp.
4.75%, 09/15/44	(Call 03/15/44)	620	545,385
5.00%, 09/15/54	(Call 03/15/54)	150	128,618
5.13%, 03/01/21[b]		3,350	3,647,805
6.50%, 03/01/41	(Call 09/01/40)	2,215	2,389,802
Murphy Oil Corp.
3.70%, 12/01/22	(Call 09/01/22)	2,700	2,268,055
4.00%, 06/01/22	(Call 03/01/22)[b]	500	431,266
5.13%, 12/01/42	(Call 06/01/42)	1,000	721,962
7.05%, 05/01/29		550	566,934
Nabors Industries Inc.
5.00%, 09/15/20[b]		1,500	1,498,503
5.10%, 09/15/23	(Call 06/15/23)[b]	2,420	2,312,156
9.25%, 01/15/19		600	686,739
Nexen Energy ULC
6.20%, 07/30/19		2,000	2,207,996
6.40%, 05/15/37		2,574	3,031,487
7.50%, 07/30/39		3,150	4,191,426
Noble Energy Inc.
4.15%, 12/15/21	(Call 09/15/21)	1,700	1,691,341
5.25%, 11/15/43	(Call 05/15/43)	530	480,010
6.00%, 03/01/41	(Call 09/01/40)	2,300	2,272,552
Noble Holding International Ltd.
3.95%, 03/15/22		400	327,624
4.00%, 03/16/18		500	464,705
4.63%, 03/01/21		500	432,062
4.90%, 08/01/20[b]		2,500	2,272,766
5.95%, 04/01/25	(Call 01/01/25)[b]	500	433,721
6.05%, 03/01/41		1,950	1,372,291
6.20%, 08/01/40		1,000	716,468
6.95%, 04/01/45	(Call 10/01/44)	250	198,446
Occidental Petroleum Corp.
1.75%, 02/15/17[b]		800	803,543
3.13%, 02/15/22	(Call 11/15/21)	4,225	4,177,178
3.50%, 06/15/25	(Call 03/15/25)[b]	2,000	1,975,258
4.63%, 06/15/45	(Call 12/15/44)	305	301,711
Series 1
4.10%, 02/01/21	(Call 11/01/20)	1,520	1,615,046

Security		Principal (000s)	Value
Petrobras Global Finance BV
3.00%, 01/15/19		$5,000	$4,347,711
3.25%, 03/17/17		800	763,373
3.50%, 02/06/17[b]		3,000	2,886,321
4.38%, 05/20/23		6,500	5,097,409
5.38%, 01/27/21		2,650	2,334,203
5.75%, 01/20/20		5,380	4,912,626
5.88%, 03/01/18		500	487,831
6.25%, 03/17/24		3,255	2,825,010
6.75%, 01/27/41		6,445	4,931,557
6.88%, 01/20/40		1,038	809,494
7.25%, 03/17/44		2,650	2,132,832
7.88%, 03/15/19[b]		3,548	3,572,825
8.38%, 12/10/18		750	765,296
Petroleos Mexicanos
3.50%, 07/18/18		150	153,000
3.50%, 01/30/23[b]		6,020	5,576,025
4.50%, 01/23/26[c]		700	665,875
4.88%, 01/24/22		3,020	3,069,075
4.88%, 01/18/24[b]		3,250	3,241,875
5.50%, 01/21/21[b]		2,058	2,199,487
5.50%, 06/27/44[b]		1,300	1,140,750
5.63%, 01/23/46[c]		7,020	6,230,250
5.75%, 03/01/18		4,145	4,450,694
6.38%, 01/23/45[b]		3,000	2,932,500
6.50%, 06/02/41[b]		9,200	9,165,500
6.63%, 06/15/35		3,094	3,155,880
6.63%, 06/15/38[b]		100	100,948
8.00%, 05/03/19[b]		11,770	13,550,212
Phillips 66
2.95%, 05/01/17		2,760	2,821,405
4.30%, 04/01/22		2,715	2,817,204
4.65%, 11/15/34	(Call 05/15/34)[b]	705	683,793
4.88%, 11/15/44	(Call 05/15/44)	2,500	2,381,046
5.88%, 05/01/42		2,220	2,403,371
Pioneer Natural Resources Co.
3.95%, 07/15/22	(Call 04/15/22)[b]	4,100	4,003,059
Pride International Inc.
6.88%, 08/15/20[b]		2,000	2,107,880
7.88%, 08/15/40[b]		1,000	921,850
Rowan Companies Inc.
4.75%, 01/15/24	(Call 10/15/23)[b]	1,250	1,059,741
4.88%, 06/01/22	(Call 03/01/22)[b]	500	438,624
5.85%, 01/15/44	(Call 07/15/43)	1,025	723,693
Shell International Finance BV
0.90%, 11/15/16		3,000	2,998,513
1.13%, 08/21/17		2,200	2,186,518

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
2.00%, 11/15/18		$3,850	$3,861,592
2.13%, 05/11/20		1,265	1,252,836
2.38%, 08/21/22[b]		1,175	1,118,314
3.25%, 05/11/25		1,365	1,339,190
3.40%, 08/12/23		1,125	1,128,798
3.63%, 08/21/42		100	87,934
4.13%, 05/11/35[b]		3,600	3,520,059
4.30%, 09/22/19		4,450	4,808,679
4.38%, 03/25/20		500	543,771
4.38%, 05/11/45		1,200	1,186,586
4.55%, 08/12/43		7,000	7,085,565
5.50%, 03/25/40		600	684,469
6.38%, 12/15/38		2,251	2,820,910
Southwestern Energy Co.
4.10%, 03/15/22	(Call 12/15/21)[b]	4,300	3,895,629
4.95%, 01/23/25	(Call 10/23/24)[b]	200	183,709
7.50%, 02/01/18		500	538,683
Statoil ASA
1.80%, 11/23/16[b]		1,000	1,009,227
2.45%, 01/17/23		554	525,086
2.65%, 01/15/24		450	425,545
3.13%, 08/17/17		5,525	5,687,959
3.15%, 01/23/22		4,400	4,425,028
3.70%, 03/01/24[b]		1,000	1,016,727
3.95%, 05/15/43		2,000	1,867,902
4.80%, 11/08/43		2,100	2,237,340
5.10%, 08/17/40		1,500	1,635,822
5.25%, 04/15/19		8,200	9,083,438
7.75%, 06/15/23		500	636,644
Suncor Energy Inc.
3.60%, 12/01/24	(Call 09/01/24)	935	913,276
6.10%, 06/01/18		2,951	3,256,165
6.50%, 06/15/38		5,770	6,813,441
6.85%, 06/01/39[b]		1,741	2,118,382
Sunoco Inc.
5.75%, 01/15/17		750	785,625
Talisman Energy Inc.
3.75%, 02/01/21	(Call 11/01/20)	2,450	2,318,172
7.75%, 06/01/19		2,750	3,080,931
Tosco Corp.
7.80%, 01/01/27		500	647,727
8.13%, 02/15/30		300	403,075
Total Capital International SA
2.70%, 01/25/23		2,000	1,915,248
2.88%, 02/17/22[b]		2,900	2,853,504
3.75%, 04/10/24[b]		2,050	2,083,009

Security		Principal (000s)	Value
Total Capital SA
2.13%, 08/10/18		$9,500	$9,579,215
4.13%, 01/28/21[b]		50	53,634
4.45%, 06/24/20		6,900	7,525,401
Valero Energy Corp.
6.13%, 06/15/17		734	787,037
6.63%, 06/15/37		4,970	5,477,684
7.50%, 04/15/32		800	949,196
9.38%, 03/15/19[b]		1,919	2,338,201
XTO Energy Inc.
5.50%, 06/15/18		2,200	2,429,730
6.75%, 08/01/37		500	695,530

			530,032,701
OIL & GAS SERVICES — 0.16%
Baker Hughes Inc.
3.20%, 08/15/21	(Call 05/15/21)	3,400	3,383,143
5.13%, 09/15/40		850	863,499
7.50%, 11/15/18		1,150	1,327,840
Cameron International Corp.
1.40%, 06/15/17[b]		1,000	990,521
4.50%, 06/01/21	(Call 03/01/21)	3,200	3,368,280
5.95%, 06/01/41	(Call 12/01/40)	500	549,140
FMC Technologies Inc.
3.45%, 10/01/22	(Call 07/01/22)	1,750	1,629,355
Halliburton Co.
3.50%, 08/01/23	(Call 05/01/23)	3,508	3,459,900
4.50%, 11/15/41	(Call 05/15/41)[b]	2,050	1,960,831
4.75%, 08/01/43	(Call 02/01/43)[b]	200	195,669
6.15%, 09/15/19		3,200	3,640,456
6.70%, 09/15/38[b]		715	869,788
7.45%, 09/15/39		715	941,105
National Oilwell Varco Inc.
2.60%, 12/01/22	(Call 09/01/22)[b]	2,215	2,014,745
3.95%, 12/01/42	(Call 06/01/42)[b]	1,260	1,049,001
Oceaneering International Inc.
4.65%, 11/15/24	(Call 08/15/24)	1,700	1,620,069
Schlumberger Investment SA
3.65%, 12/01/23	(Call 09/01/23)[b]	1,715	1,750,700
SESI LLC
7.13%, 12/15/21	(Call 12/15/16)	500	505,000
Weatherford International Ltd./Bermuda
4.50%, 04/15/22	(Call 01/15/22)[b]	5,800	4,930,000
5.13%, 09/15/20[b]		2,450	2,192,750
6.00%, 03/15/18		1,000	1,010,000
6.50%, 08/01/36[b]		500	407,500
7.00%, 03/15/38[b]		1,250	1,056,250

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
9.63%, 03/01/19[b]		$2,240	$2,441,600

			42,157,142
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21	(Call 07/15/21)	200	211,708
Packaging Corp. of America
3.90%, 06/15/22	(Call 03/15/22)	750	754,254
4.50%, 11/01/23	(Call 08/01/23)	2,000	2,080,897
Rock-Tenn Co.
3.50%, 03/01/20		500	511,676
4.00%, 03/01/23	(Call 12/01/22)	250	255,521
4.90%, 03/01/22		150	161,653
Sonoco Products Co.
4.38%, 11/01/21	(Call 08/01/21)[b]	120	126,274
5.75%, 11/01/40	(Call 05/01/40)	2,428	2,632,549

			6,734,532
PHARMACEUTICALS — 1.11%
Abbott Laboratories
2.95%, 03/15/25	(Call 12/15/24)[b]	1,920	1,846,897
4.13%, 05/27/20		1,700	1,815,446
5.13%, 04/01/19		2,310	2,546,406
5.30%, 05/27/40[b]		1,200	1,343,685
6.00%, 04/01/39		875	1,065,554
6.15%, 11/30/37		500	615,751
AbbVie Inc.
1.75%, 11/06/17		4,350	4,341,516
1.80%, 05/14/18		1,995	1,981,807
2.00%, 11/06/18[b]		3,750	3,721,062
2.50%, 05/14/20	(Call 04/14/20)	830	820,448
2.90%, 11/06/22[b]		3,090	2,972,887
3.20%, 11/06/22	(Call 09/06/22)[b]	1,880	1,852,262
3.60%, 05/14/25	(Call 02/14/25)	695	682,059
4.40%, 11/06/42		3,549	3,287,406
4.50%, 05/14/35	(Call 11/14/34)	6,565	6,296,996
4.70%, 05/14/45	(Call 11/14/44)	1,030	995,869
Actavis Funding SCS
2.35%, 03/12/18[b]		1,140	1,139,930
3.00%, 03/12/20	(Call 02/12/20)[b]	5,800	5,746,046
3.45%, 03/15/22	(Call 01/15/22)	1,615	1,579,488
3.80%, 03/15/25	(Call 12/15/24)	869	838,511
3.85%, 06/15/24	(Call 03/15/24)	290	282,568
4.55%, 03/15/35	(Call 09/15/34)	6,315	5,805,696
4.75%, 03/15/45	(Call 09/15/44)[b]	1,540	1,405,093
4.85%, 06/15/44	(Call 12/15/43)[b]	600	552,613
Actavis Inc.
1.88%, 10/01/17		3,200	3,179,479

Security		Principal (000s)	Value
3.25%, 10/01/22	(Call 07/01/22)	$3,300	$3,158,196
4.63%, 10/01/42	(Call 04/01/42)[b]	2,265	2,088,295
6.13%, 08/15/19		857	951,373
Allergan Inc./U.S.
1.35%, 03/15/18		500	487,114
2.80%, 03/15/23	(Call 12/15/22)	4,300	3,966,688
3.38%, 09/15/20[b]		4,797	4,793,168
AmerisourceBergen Corp.
3.40%, 05/15/24	(Call 02/15/24)	2,250	2,216,365
AstraZeneca PLC
4.00%, 09/18/42		1,110	1,066,865
5.90%, 09/15/17		2,450	2,669,730
6.45%, 09/15/37		5,593	7,114,176
Baxalta Inc.
2.00%, 06/22/18[c]		280	278,462
2.88%, 06/23/20	(Call 05/23/20)[c]	855	844,852
3.60%, 06/23/22	(Call 04/23/22)[c]	340	338,297
4.00%, 06/23/25	(Call 03/23/25)[b,c]	1,200	1,185,454
5.25%, 06/23/45	(Call 12/23/44)[c]	1,435	1,425,791
Bristol-Myers Squibb Co.
0.88%, 08/01/17		1,600	1,586,528
2.00%, 08/01/22[b]		2,875	2,722,357
3.25%, 11/01/23[b]		1,950	1,977,801
3.25%, 08/01/42		1,750	1,502,999
5.88%, 11/15/36		2,040	2,486,246
Cardinal Health Inc.
1.70%, 03/15/18		3,300	3,281,081
3.20%, 06/15/22		2,300	2,244,800
3.50%, 11/15/24	(Call 08/15/24)	1,000	980,568
3.75%, 09/15/25	(Call 06/15/25)[b]	685	684,963
4.50%, 11/15/44	(Call 05/15/44)	1,550	1,455,790
DENTSPLY International Inc.
4.13%, 08/15/21	(Call 05/15/21)	1,200	1,248,458
Eli Lilly & Co.
1.25%, 03/01/18[b]		355	353,069
1.95%, 03/15/19		1,475	1,477,399
2.75%, 06/01/25	(Call 03/01/25)	385	372,114
3.70%, 03/01/45	(Call 09/01/44)	365	334,714
5.20%, 03/15/17[b]		300	318,425
5.50%, 03/15/27		700	831,880
5.55%, 03/15/37		3,218	3,782,846
Express Scripts Holding Co.
2.25%, 06/15/19[b]		496	489,022
2.65%, 02/15/17		100	101,372
3.13%, 05/15/16		2,400	2,431,435
3.50%, 06/15/24	(Call 03/15/24)[b]	1,300	1,252,076
3.90%, 02/15/22		3,600	3,640,738

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.75%, 11/15/21		$2,250	$2,400,097
6.13%, 11/15/41		1,500	1,698,868
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23		300	291,986
5.65%, 05/15/18[b]		4,614	5,096,082
6.38%, 05/15/38		4,630	5,823,559
GlaxoSmithKline Capital PLC
1.50%, 05/08/17		2,000	2,007,598
2.85%, 05/08/22		5,920	5,848,347
Johnson & Johnson
1.65%, 12/05/18[b]		1,950	1,949,838
2.15%, 05/15/16[b]		1,000	1,011,548
3.38%, 12/05/23[b]		2,750	2,855,302
3.55%, 05/15/21		1,500	1,594,548
4.38%, 12/05/33	(Call 06/05/33)[b]	2,000	2,122,723
4.50%, 09/01/40		125	132,920
5.55%, 08/15/17		6,250	6,768,657
5.95%, 08/15/37[b]		3,200	4,055,412
6.95%, 09/01/29		500	706,686
McKesson Corp.
1.29%, 03/10/17[b]		600	597,305
2.70%, 12/15/22	(Call 09/15/22)	1,725	1,642,085
2.85%, 03/15/23	(Call 12/15/22)	2,250	2,146,448
3.80%, 03/15/24	(Call 12/15/23)	300	303,735
4.75%, 03/01/21	(Call 12/01/20)	3,500	3,779,340
5.70%, 03/01/17		750	794,922
6.00%, 03/01/41	(Call 09/01/40)	1,500	1,726,177
7.50%, 02/15/19		1,500	1,743,424
Mead Johnson Nutrition Co.
4.60%, 06/01/44	(Call 12/01/43)	619	577,586
5.90%, 11/01/39		1,500	1,678,332
Medco Health Solutions Inc.
4.13%, 09/15/20[b]		500	526,306
7.13%, 03/15/18		3,176	3,547,413
Merck & Co. Inc.
1.10%, 01/31/18		250	248,329
1.30%, 05/18/18		2,250	2,237,329
2.40%, 09/15/22	(Call 06/15/22)	100	96,211
2.75%, 02/10/25	(Call 11/10/24)[b]	270	259,073
2.80%, 05/18/23		1,000	979,459
3.60%, 09/15/42	(Call 03/15/42)	150	134,131
3.70%, 02/10/45	(Call 08/10/44)	2,625	2,374,403
3.88%, 01/15/21	(Call 10/15/20)	4,400	4,680,010
4.15%, 05/18/43		3,175	3,101,762
6.50%, 12/01/33		1,750	2,261,254
6.55%, 09/15/37[b]		2,000	2,622,085

Security		Principal (000s)	Value
Merck Sharp & Dohme Corp.
5.00%, 06/30/19		$5,968	$6,603,453
5.95%, 12/01/28[b]		1,450	1,797,619
Mylan Inc.
5.40%, 11/29/43	(Call 05/29/43)	725	700,216
Novartis Capital Corp.
2.40%, 09/21/22		2,749	2,661,661
3.40%, 05/06/24[b]		2,250	2,292,179
4.40%, 05/06/44		4,023	4,230,285
Novartis Securities Investment Ltd.
5.13%, 02/10/19		4,085	4,530,182
Perrigo Co. PLC
4.00%, 11/15/23	(Call 08/15/23)[b]	2,380	2,338,848
Perrigo Finance PLC
3.50%, 12/15/21	(Call 10/15/21)[b]	600	585,325
3.90%, 12/15/24	(Call 09/15/24)	1,000	965,783
4.90%, 12/15/44	(Call 06/15/44)	1,000	927,770
Pfizer Inc.
1.10%, 05/15/17		1,000	998,965
1.50%, 06/15/18		8,515	8,491,258
2.10%, 05/15/19[b]		200	200,693
3.00%, 06/15/23[b]		50	49,141
3.40%, 05/15/24[b]		1,750	1,749,799
4.30%, 06/15/43[b]		5,100	4,984,129
4.40%, 05/15/44[b]		50	49,652
6.20%, 03/15/19[b]		6,695	7,603,811
7.20%, 03/15/39		1,131	1,542,439
Pharmacia Corp.
6.50%, 12/01/18		500	572,950
6.60%, 12/01/28		2,500	3,207,805
Sanofi
1.25%, 04/10/18[b]		2,800	2,772,758
4.00%, 03/29/21		1,925	2,051,466
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16		1,200	1,211,398
Series 2
3.65%, 11/10/21[b]		2,350	2,331,622
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21[b]		1,700	1,686,706
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[b]		2,250	2,160,917
Wyeth LLC
5.45%, 04/01/17		750	799,943
5.95%, 04/01/37[b]		2,403	2,846,499
6.00%, 02/15/36		500	592,670
6.45%, 02/01/24[b]		500	608,704
6.50%, 02/01/34		500	621,204

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Zoetis Inc.
3.25%, 02/01/23	(Call 11/01/22)	$2,695	$2,524,850
4.70%, 02/01/43	(Call 08/01/42)	4,150	3,659,742

			288,230,714
PIPELINES — 0.89%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23	(Call 11/01/22)	3,500	3,051,683
5.75%, 09/15/19		500	514,614
5.88%, 11/15/16		18	18,609
Buckeye Partners LP
2.65%, 11/15/18	(Call 10/15/18)	1,650	1,585,841
4.15%, 07/01/23	(Call 04/01/23)	4,475	4,175,255
4.35%, 10/15/24	(Call 07/15/24)	1,000	928,431
4.88%, 02/01/21	(Call 11/01/20)	300	302,496
5.85%, 11/15/43	(Call 05/15/43)	1,000	935,546
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	(Call 10/15/20)	4,150	4,465,577
5.85%, 01/15/41	(Call 07/15/40)	500	572,326
6.00%, 05/15/18		1,220	1,356,312
6.63%, 11/01/37		320	389,521
Columbia Pipeline Group Inc.
4.50%, 06/01/25	(Call 03/01/25)[c]	3,500	3,339,663
El Paso Natural Gas Co. LLC
8.38%, 06/15/32		500	575,692
8.63%, 01/15/22		2,325	2,751,865
Enable Midstream Partners LP
3.90%, 05/15/24	(Call 02/15/24)[c]	675	598,835
Enbridge Energy Partners LP
4.20%, 09/15/21	(Call 06/15/21)	1,900	1,910,518
5.20%, 03/15/20		125	133,617
5.50%, 09/15/40	(Call 03/15/40)	350	319,338
Series B
6.50%, 04/15/18		1,250	1,356,111
7.50%, 04/15/38		830	933,658
Enbridge Inc.
3.50%, 06/10/24	(Call 03/10/24)[b]	2,950	2,638,407
4.50%, 06/10/44	(Call 12/10/43)	1,340	1,036,936
Energy Transfer Partners LP
3.60%, 02/01/23	(Call 11/01/22)	300	272,124
4.15%, 10/01/20	(Call 08/01/20)	2,175	2,180,572
4.65%, 06/01/21	(Call 03/01/21)	700	705,322
4.90%, 03/15/35	(Call 09/15/34)	250	211,150
5.15%, 03/15/45	(Call 09/15/44)	3,000	2,500,703
5.20%, 02/01/22	(Call 11/01/21)	1,200	1,215,727
6.50%, 02/01/42	(Call 08/01/41)	4,450	4,360,192
6.70%, 07/01/18		1,000	1,092,541
7.60%, 02/01/24	(Call 11/01/23)	3,000	3,367,887
9.70%, 03/15/19		2,362	2,824,330

Security		Principal (000s)	Value
EnLink Midstream Partners LP
4.40%, 04/01/24	(Call 01/01/24)[b]	$2,000	$1,903,438
5.05%, 04/01/45	(Call 10/01/44)[b]	400	335,952
5.60%, 04/01/44	(Call 10/01/43)	125	113,573
Enterprise Products Operating LLC
2.55%, 10/15/19	(Call 09/15/19)	2,235	2,218,332
3.35%, 03/15/23	(Call 12/15/22)	5,850	5,549,223
3.70%, 02/15/26	(Call 11/15/25)[b]	1,470	1,378,473
3.75%, 02/15/25	(Call 11/15/24)[b]	1,660	1,580,819
3.90%, 02/15/24	(Call 11/15/23)[b]	1,050	1,020,394
4.85%, 08/15/42	(Call 02/15/42)	4,300	3,857,901
4.85%, 03/15/44	(Call 09/15/43)	2,140	1,914,611
4.90%, 05/15/46	(Call 11/15/45)[b]	1,470	1,321,244
5.10%, 02/15/45	(Call 08/15/44)	4,515	4,183,153
5.95%, 02/01/41		475	484,843
6.13%, 10/15/39[b]		50	51,677
6.45%, 09/01/40		150	160,863
6.50%, 01/31/19		1,600	1,805,775
Series D
6.88%, 03/01/33		100	113,590
Series L
6.30%, 09/15/17		3,715	4,033,239
EQT Midstream Partners LP
4.00%, 08/01/24	(Call 05/01/24)	1,650	1,482,620
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[b]		2,000	1,952,462
3.50%, 03/01/21	(Call 01/01/21)	500	474,890
3.50%, 09/01/23	(Call 06/01/23)	2,050	1,820,428
3.95%, 09/01/22	(Call 06/01/22)	950	887,366
4.15%, 02/01/24	(Call 11/01/23)[b]	4,000	3,690,472
4.30%, 05/01/24	(Call 02/01/24)	1,010	938,408
5.00%, 10/01/21	(Call 07/01/21)	1,500	1,523,350
5.00%, 03/01/43	(Call 09/01/42)	50	40,217
5.30%, 09/15/20		2,535	2,696,828
5.40%, 09/01/44	(Call 03/01/44)	1,130	950,365
5.50%, 03/01/44	(Call 09/01/43)	400	341,872
5.95%, 02/15/18		900	960,131
6.00%, 02/01/17		500	523,545
6.50%, 09/01/39		505	481,881
6.55%, 09/15/40		500	479,671
6.85%, 02/15/20		750	838,301
6.95%, 01/15/38		2,622	2,653,670
7.30%, 08/15/33		500	518,146
Kinder Morgan Inc./DE
2.00%, 12/01/17[b]		80	78,627
3.05%, 12/01/19	(Call 11/01/19)[b]	780	763,443
4.30%, 06/01/25	(Call 03/01/25)	2,920	2,693,167

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.05%, 02/15/46	(Call 08/15/45)[b]	$1,000	$803,923
5.30%, 12/01/34	(Call 06/01/34)	6,890	6,027,719
5.55%, 06/01/45	(Call 12/01/44)	3,555	3,053,467
Magellan Midstream Partners LP
4.20%, 12/01/42	(Call 06/01/42)	400	332,251
4.20%, 03/15/45	(Call 09/15/44)	150	123,709
4.25%, 02/01/21		2,000	2,059,221
6.40%, 05/01/37		1,250	1,375,685
ONEOK Partners LP
2.00%, 10/01/17	(Call 09/01/17)	1,650	1,615,554
3.20%, 09/15/18	(Call 08/15/18)[b]	4,975	4,939,024
3.38%, 10/01/22	(Call 07/01/22)	1,500	1,335,271
6.13%, 02/01/41	(Call 08/01/40)	2,950	2,679,886
6.65%, 10/01/36		750	729,853
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	(Call 08/01/24)[b]	2,000	1,858,637
4.65%, 10/15/25	(Call 07/15/25)	2,500	2,519,342
4.70%, 06/15/44	(Call 12/15/43)	100	87,291
4.90%, 02/15/45	(Call 08/15/44)[b]	1,000	900,497
5.00%, 02/01/21	(Call 11/01/20)[b]	5,175	5,465,872
5.15%, 06/01/42	(Call 12/01/41)	1,100	1,011,323
6.50%, 05/01/18		500	543,131
6.65%, 01/15/37		400	433,948
8.75%, 05/01/19		525	617,209
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	(Call 07/01/22)	1,900	1,844,679
5.50%, 04/15/23	(Call 10/15/17)[b]	2,000	1,900,000
5.75%, 09/01/20	(Call 06/01/20)[b]	3,000	3,192,949
5.88%, 03/01/22	(Call 12/01/21)	2,000	2,044,543
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.40%, 06/15/21	(Call 03/15/21)	2,865	2,880,057
Spectra Energy Capital LLC
3.30%, 03/15/23	(Call 12/15/22)	2,564	2,270,525
7.50%, 09/15/38		450	486,776
8.00%, 10/01/19		1,900	2,223,232
Spectra Energy Partners LP
2.95%, 09/25/18	(Call 08/25/18)	1,250	1,249,918
3.50%, 03/15/25	(Call 12/15/24)	2,100	1,946,104
4.50%, 03/15/45	(Call 09/15/44)	2,000	1,685,782
4.60%, 06/15/21	(Call 03/15/21)	742	769,809
5.95%, 09/25/43	(Call 03/25/43)	50	50,385
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23	(Call 10/15/22)	1,020	914,638

Security		Principal (000s)	Value
4.65%, 02/15/22		$11	$10,849
5.30%, 04/01/44	(Call 10/01/43)	375	318,461
5.35%, 05/15/45	(Call 11/15/44)	600	512,243
6.10%, 02/15/42		1,600	1,473,794
TC PipeLines LP
4.38%, 03/13/25	(Call 12/13/24)	1,000	952,967
4.65%, 06/15/21	(Call 03/15/21)	550	560,964
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28		600	689,308
7.50%, 04/01/17		2,800	3,011,783
TransCanada PipeLines Ltd.
1.88%, 01/12/18		1,270	1,270,651
2.50%, 08/01/22[b]		1,650	1,539,614
3.75%, 10/16/23	(Call 07/16/23)	1,750	1,719,717
3.80%, 10/01/20[b]		1,015	1,070,542
4.63%, 03/01/34	(Call 12/01/33)[b]	2,310	2,194,784
5.85%, 03/15/36[b]		500	534,622
6.10%, 06/01/40		2,200	2,459,563
6.50%, 08/15/18		400	448,923
7.13%, 01/15/19		1,778	2,049,003
7.25%, 08/15/38		250	308,802
7.63%, 01/15/39[b]		2,044	2,678,822
Western Gas Partners LP
4.00%, 07/01/22	(Call 04/01/22)	3,750	3,672,718
5.38%, 06/01/21	(Call 03/01/21)	1,750	1,868,423
Williams Companies Inc. (The)
3.70%, 01/15/23	(Call 10/15/22)[b]	600	520,307
4.55%, 06/24/24	(Call 03/24/24)[b]	1,679	1,503,337
5.75%, 06/24/44	(Call 12/24/43)	500	410,153
7.50%, 01/15/31		500	502,528
7.88%, 09/01/21		3,400	3,874,514
8.75%, 03/15/32		1,619	1,801,870
Williams Partners LP
4.00%, 11/15/21	(Call 08/15/21)	350	342,597
4.00%, 09/15/25	(Call 06/15/25)[b]	500	448,044
4.13%, 11/15/20	(Call 08/15/20)	1,450	1,481,474
4.30%, 03/04/24	(Call 12/04/23)	1,875	1,753,885
4.90%, 01/15/45	(Call 10/15/44)[b]	1,350	1,079,810
5.25%, 03/15/20[b]		1,175	1,258,439
5.80%, 11/15/43	(Call 05/15/43)	600	530,329
6.30%, 04/15/40		3,170	2,973,350
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23	(Call 12/15/17)	3,000	2,827,500
4.88%, 03/15/24	(Call 03/15/19)	2,750	2,571,250
6.13%, 07/15/22	(Call 01/15/17)[b]	2,500	2,537,500

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Williams Partners LP/Williams Partners Finance Corp.
7.25%, 02/01/17		$2,300	$2,454,687

			231,628,696
REAL ESTATE — 0.02%
American Campus Communities Operating Partnership LP
3.75%, 04/15/23	(Call 01/15/23)	500	485,401
CBRE Services Inc.
4.88%, 03/01/26	(Call 12/01/25)	3,000	2,964,397
Regency Centers LP
3.75%, 06/15/24	(Call 03/15/24)	500	494,403
5.88%, 06/15/17		750	802,974
WP Carey Inc.
4.60%, 04/01/24	(Call 01/01/24)	500	503,410

			5,250,585
REAL ESTATE INVESTMENT TRUSTS — 0.64%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20	(Call 12/15/19)	1,000	987,297
3.90%, 06/15/23	(Call 03/15/23)	500	494,316
American Tower Corp.
3.40%, 02/15/19		2,265	2,306,285
3.45%, 09/15/21		700	692,759
3.50%, 01/31/23		1,550	1,490,918
4.50%, 01/15/18		1,050	1,101,707
4.70%, 03/15/22		2,900	3,007,112
5.00%, 02/15/24		4,000	4,187,682
AvalonBay Communities Inc.
2.85%, 03/15/23	(Call 12/15/22)[b]	500	476,350
2.95%, 09/15/22	(Call 06/15/22)	100	97,197
3.45%, 06/01/25	(Call 03/03/25)	1,150	1,121,880
3.63%, 10/01/20	(Call 07/01/20)	50	51,986
3.95%, 01/15/21	(Call 10/15/20)	1,700	1,775,161
4.20%, 12/15/23	(Call 09/16/23)	250	260,017
BioMed Realty LP
4.25%, 07/15/22	(Call 04/15/22)	700	712,089
Boston Properties LP
3.13%, 09/01/23	(Call 06/01/23)[b]	2,700	2,598,590
3.70%, 11/15/18	(Call 08/15/18)	2,000	2,095,791
3.80%, 02/01/24	(Call 11/01/23)	1,000	1,006,926
5.63%, 11/15/20	(Call 08/15/20)	675	762,254
5.88%, 10/15/19	(Call 07/17/19)	1,800	2,038,002
Brandywine Operating Partnership LP
3.95%, 02/15/23	(Call 11/15/22)	100	97,158
Camden Property Trust
2.95%, 12/15/22	(Call 09/15/22)	500	474,646

Security		Principal (000s)	Value
4.25%, 01/15/24	(Call 10/15/23)[b]	$1,150	$1,177,703
4.63%, 06/15/21	(Call 03/15/21)	122	130,490
CBL & Associates LP
5.25%, 12/01/23	(Call 09/01/23)	3,650	3,721,263
Corporate Office Properties LP
3.60%, 05/15/23	(Call 02/15/23)[b]	2,250	2,043,601
3.70%, 06/15/21	(Call 04/15/21)	3,000	2,947,353
5.25%, 02/15/24	(Call 11/15/23)	400	403,965
CubeSmart LP
4.38%, 12/15/23	(Call 09/15/23)	500	517,958
DDR Corp.
3.38%, 05/15/23	(Call 02/15/23)	3,500	3,306,781
3.50%, 01/15/21	(Call 11/15/20)[b]	20	20,102
4.63%, 07/15/22	(Call 04/15/22)	150	156,106
Digital Realty Trust LP
3.63%, 10/01/22	(Call 07/01/22)	3,350	3,262,784
5.25%, 03/15/21	(Call 12/15/20)	1,500	1,630,153
Duke Realty LP
3.88%, 10/15/22	(Call 07/15/22)	1,750	1,750,414
4.38%, 06/15/22	(Call 03/15/22)	1,225	1,267,508
EPR Properties
4.50%, 04/01/25	(Call 01/01/25)	1,000	947,566
Equity One Inc.
3.75%, 11/15/22	(Call 08/15/22)	100	98,437
ERP Operating LP
3.00%, 04/15/23	(Call 01/15/23)[b]	50	48,108
4.50%, 07/01/44	(Call 01/01/44)	2,000	1,970,389
4.50%, 06/01/45	(Call 12/01/44)[b]	575	564,510
4.75%, 07/15/20	(Call 04/15/20)	4,900	5,335,463
Essex Portfolio LP
3.63%, 08/15/22	(Call 05/15/22)	750	748,799
3.88%, 05/01/24	(Call 02/01/24)	550	544,940
HCP Inc.
3.40%, 02/01/25	(Call 11/01/24)	200	185,427
4.00%, 06/01/25	(Call 03/01/25)[b]	2,800	2,718,045
4.25%, 11/15/23	(Call 08/15/23)	3,850	3,844,522
5.38%, 02/01/21	(Call 11/03/20)[b]	4,640	5,084,706
5.63%, 05/01/17		2,025	2,144,978
Health Care REIT Inc.
4.13%, 04/01/19	(Call 01/01/19)	1,600	1,687,289
4.95%, 01/15/21	(Call 10/15/20)	2,200	2,381,423
5.13%, 03/15/43	(Call 09/15/42)	850	857,722
6.50%, 03/15/41	(Call 09/15/40)	1,625	1,933,534
Healthcare Realty Trust Inc.
3.75%, 04/15/23	(Call 01/15/23)[b]	500	482,236
5.75%, 01/15/21		1,100	1,214,980
Highwoods Realty LP
3.63%, 01/15/23	(Call 10/15/22)	2,750	2,701,673

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Hospitality Properties Trust
4.50%, 06/15/23	(Call 12/15/22)	$250	$247,540
4.50%, 03/15/25	(Call 09/15/24)	500	484,855
5.00%, 08/15/22	(Call 02/15/22)	3,800	3,937,414
Host Hotels & Resorts LP
4.00%, 06/15/25	(Call 03/15/25)[b]	2,255	2,183,577
Series D
3.75%, 10/15/23	(Call 07/15/23)	1,645	1,583,347
Kilroy Realty LP
4.80%, 07/15/18	(Call 05/15/18)	2,875	3,042,907
Kimco Realty Corp.
3.20%, 05/01/21	(Call 03/01/21)	500	499,693
4.25%, 04/01/45	(Call 10/01/44)[b]	3,000	2,713,096
Liberty Property LP
4.40%, 02/15/24	(Call 11/15/23)	500	510,336
4.75%, 10/01/20	(Call 07/01/20)	2,000	2,147,828
Mack-Cali Realty LP
2.50%, 12/15/17	(Call 11/15/17)	200	199,152
3.15%, 05/15/23	(Call 02/15/23)	1,750	1,550,032
4.50%, 04/18/22	(Call 01/18/22)	1,750	1,715,437
7.75%, 08/15/19		2,010	2,311,562
Mid-America Apartments LP
4.30%, 10/15/23	(Call 07/15/23)	2,500	2,575,595
National Retail Properties Inc.
3.90%, 06/15/24	(Call 03/15/24)[b]	500	494,437
5.50%, 07/15/21	(Call 04/15/21)	700	780,639
Omega Healthcare Investors Inc.
4.50%, 04/01/27	(Call 01/01/27)[c]	50	47,815
4.95%, 04/01/24	(Call 01/01/24)[b]	1,500	1,535,904
Prologis LP
4.25%, 08/15/23	(Call 05/15/23)[b]	1,750	1,790,341
4.50%, 08/15/17		1,800	1,891,496
6.88%, 03/15/20	(Call 12/16/19)	1,400	1,610,167
Realty Income Corp.
3.88%, 07/15/24	(Call 04/15/24)	500	497,159
4.65%, 08/01/23	(Call 05/01/23)	2,000	2,089,016
5.75%, 01/15/21	(Call 10/15/20)[b]	75	83,924
Select Income REIT
3.60%, 02/01/20	(Call 01/01/20)[b]	50	50,617
4.50%, 02/01/25	(Call 11/01/24)	100	96,269
Senior Housing Properties Trust
3.25%, 05/01/19	(Call 02/01/19)	1,000	1,000,252
4.75%, 05/01/24	(Call 11/01/23)	2,500	2,473,431
Simon Property Group LP
2.15%, 09/15/17	(Call 06/15/17)	150	151,739
2.75%, 02/01/23	(Call 11/01/22)	2,050	1,954,036
4.38%, 03/01/21	(Call 12/01/20)	10,200	10,957,892

Security		Principal (000s)	Value
4.75%, 03/15/42	(Call 09/15/41)[b]	$2,100	$2,149,805
5.65%, 02/01/20	(Call 11/01/19)	2,570	2,894,766
6.75%, 02/01/40	(Call 11/01/39)	100	130,066
Tanger Properties LP
3.88%, 12/01/23	(Call 09/01/23)	2,300	2,303,731
UDR Inc.
4.25%, 06/01/18		1,550	1,632,073
4.63%, 01/10/22	(Call 10/10/21)	1,500	1,596,237
Ventas Realty LP
4.13%, 01/15/26	(Call 10/15/25)	2,175	2,148,515
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22	(Call 12/01/21)	4,050	4,173,196
4.75%, 06/01/21	(Call 03/01/21)[b]	1,650	1,768,384
Vornado Realty LP
5.00%, 01/15/22	(Call 10/15/21)	1,000	1,064,942
Washington REIT
4.95%, 10/01/20	(Call 04/01/20)	1,750	1,872,446
Weyerhaeuser Co.
6.88%, 12/15/33		2,990	3,606,894
6.95%, 10/01/27		125	147,512
7.38%, 03/15/32[b]		2,025	2,539,997

			166,903,120
RETAIL — 0.89%
Advance Auto Parts Inc.
4.50%, 01/15/22	(Call 10/15/21)	1,250	1,307,752
4.50%, 12/01/23	(Call 09/01/23)	1,000	1,040,806
AutoZone Inc.
1.30%, 01/13/17		1,075	1,073,672
3.13%, 07/15/23	(Call 04/15/23)	1,000	970,936
3.25%, 04/15/25	(Call 01/15/25)	1,295	1,242,964
3.70%, 04/15/22	(Call 01/15/22)	500	511,380
Bed Bath & Beyond Inc.
4.92%, 08/01/34	(Call 02/01/34)	1,040	987,395
5.17%, 08/01/44	(Call 02/01/44)[b]	600	575,829
Coach Inc.
4.25%, 04/01/25	(Call 01/01/25)[b]	500	466,232
Costco Wholesale Corp.
1.70%, 12/15/19		4,500	4,426,101
2.25%, 02/15/22		680	657,532
5.50%, 03/15/17		1,700	1,813,247
CVS Health Corp.
1.20%, 12/05/16		1,300	1,299,325
1.90%, 07/20/18		2,000	2,001,530
2.25%, 12/05/18	(Call 11/05/18)[b]	750	755,686
2.25%, 08/12/19	(Call 07/12/19)	2,500	2,500,727
2.75%, 12/01/22	(Call 09/01/22)	1,700	1,639,986
2.80%, 07/20/20	(Call 06/20/20)	2,000	2,016,845

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.38%, 08/12/24	(Call 05/12/24)	$2,500	$2,466,477
3.50%, 07/20/22	(Call 05/20/22)[b]	2,000	2,038,063
3.88%, 07/20/25	(Call 04/20/25)	2,000	2,044,275
4.00%, 12/05/23	(Call 09/05/23)[b]	2,600	2,704,670
4.75%, 05/18/20	(Call 11/18/19)	2,050	2,231,420
4.88%, 07/20/35	(Call 01/20/35)	2,000	2,079,683
5.13%, 07/20/45	(Call 01/20/45)	2,000	2,130,323
5.75%, 06/01/17		500	536,183
5.75%, 05/15/41	(Call 11/15/40)	500	565,584
6.13%, 09/15/39		2,745	3,241,649
6.25%, 06/01/27[b]		1,250	1,504,866
Darden Restaurants Inc.
6.45%, 10/15/17		1,250	1,342,217
7.05%, 10/15/37		150	181,878
Dollar General Corp.
3.25%, 04/15/23	(Call 01/15/23)	525	498,427
4.13%, 07/15/17		50	51,716
Gap Inc. (The)
5.95%, 04/12/21	(Call 01/12/21)	2,700	2,980,408
Home Depot Inc. (The)
2.00%, 06/15/19	(Call 05/15/19)[b]	1,350	1,353,734
2.25%, 09/10/18	(Call 08/10/18)	200	203,535
3.75%, 02/15/24	(Call 11/15/23)[b]	2,125	2,214,868
4.20%, 04/01/43	(Call 10/01/42)	3,300	3,214,202
4.25%, 04/01/46	(Call 10/01/45)	1,050	1,031,841
4.40%, 04/01/21	(Call 01/01/21)[b]	7,600	8,288,279
4.40%, 03/15/45	(Call 09/15/44)	610	613,706
4.88%, 02/15/44	(Call 08/15/43)	600	645,292
5.40%, 03/01/16		3,112	3,187,139
5.88%, 12/16/36		2,290	2,770,499
5.95%, 04/01/41	(Call 10/01/40)	2,765	3,400,964
Kohl’s Corp.
4.00%, 11/01/21	(Call 08/01/21)[b]	300	307,273
4.75%, 12/15/23	(Call 09/15/23)	3,250	3,381,848
5.55%, 07/17/45	(Call 01/17/45)	1,000	945,318
Lowe’s Companies Inc.
1.63%, 04/15/17	(Call 03/15/17)[b]	2,850	2,869,663
3.75%, 04/15/21	(Call 01/15/21)	2,000	2,103,127
3.80%, 11/15/21	(Call 08/15/21)[b]	650	681,343
4.65%, 04/15/42	(Call 10/15/41)	600	620,964
5.00%, 09/15/43	(Call 03/15/43)[b]	225	243,672
5.13%, 11/15/41	(Call 05/15/41)[b]	2,000	2,194,711
5.80%, 04/15/40	(Call 10/15/39)	2,000	2,369,359
6.65%, 09/15/37		33	42,347
Macy’s Retail Holdings Inc.
3.63%, 06/01/24	(Call 03/01/24)[b]	2,000	1,916,271
3.88%, 01/15/22	(Call 10/15/21)[b]	1,750	1,771,330

Security		Principal (000s)	Value
4.50%, 12/15/34	(Call 06/15/34)	$1,000	$916,146
5.13%, 01/15/42	(Call 07/15/41)[b]	750	706,787
5.90%, 12/01/16		2,700	2,847,148
6.38%, 03/15/37[b]		1,900	2,072,118
6.65%, 07/15/24		250	293,926
7.45%, 07/15/17		100	110,175
McDonald’s Corp.
2.20%, 05/26/20	(Call 04/26/20)	2,675	2,634,356
2.63%, 01/15/22[b]		2,250	2,182,102
3.38%, 05/26/25	(Call 02/26/25)[b]	1,400	1,368,517
3.70%, 02/15/42		2,225	1,892,224
4.60%, 05/26/45	(Call 11/26/44)[b]	920	899,112
4.88%, 07/15/40		75	76,989
5.35%, 03/01/18		2,202	2,392,127
5.80%, 10/15/17		200	217,274
6.30%, 10/15/37[b]		500	602,056
6.30%, 03/01/38		1,500	1,809,206
Nordstrom Inc.
4.00%, 10/15/21	(Call 07/15/21)	1,800	1,902,009
4.75%, 05/01/20[b]		3,100	3,417,960
5.00%, 01/15/44	(Call 07/15/43)	500	523,720
6.95%, 03/15/28		200	248,720
O’Reilly Automotive Inc.
3.85%, 06/15/23	(Call 03/15/23)	1,750	1,772,747
4.63%, 09/15/21	(Call 06/15/21)	1,100	1,182,734
QVC Inc.
3.13%, 04/01/19		200	197,875
4.38%, 03/15/23		500	479,014
4.85%, 04/01/24		500	480,255
5.13%, 07/02/22		2,500	2,524,787
5.45%, 08/15/34	(Call 02/15/34)[b]	2,000	1,735,172
Ross Stores Inc.
3.38%, 09/15/24	(Call 06/15/24)	250	244,724
Staples Inc.
4.38%, 01/12/23	(Call 10/12/22)[b]	3,000	2,939,552
Starbucks Corp.
2.00%, 12/05/18	(Call 11/05/18)	1,125	1,135,310
3.85%, 10/01/23	(Call 07/01/23)	1,500	1,582,953
4.30%, 06/15/45	(Call 12/15/44)	1,000	1,001,132
Target Corp.
2.30%, 06/26/19		1,000	1,013,099
2.90%, 01/15/22		1,500	1,509,450
3.50%, 07/01/24		1,900	1,947,762
4.00%, 07/01/42[b]		170	163,417
6.00%, 01/15/18		3,025	3,344,578
7.00%, 01/15/38		6,032	8,193,895

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Tiffany & Co.
4.90%, 10/01/44	(Call 04/01/44)	$450	$423,893
TJX Companies Inc. (The)
2.50%, 05/15/23	(Call 02/15/23)[b]	975	928,625
6.95%, 04/15/19		232	269,787
Wal-Mart Stores Inc.
1.95%, 12/15/18[b]		10,900	11,013,822
2.55%, 04/11/23	(Call 01/11/23)	1,020	982,135
2.80%, 04/15/16[b]		7,400	7,507,389
3.30%, 04/22/24	(Call 01/22/24)[b]	4,320	4,354,399
4.00%, 04/11/43	(Call 10/11/42)	3,000	2,877,359
4.13%, 02/01/19[b]		500	538,484
4.25%, 04/15/21[b]		2,624	2,868,848
4.30%, 04/22/44	(Call 10/22/43)[b]	1,100	1,108,423
4.75%, 10/02/43	(Call 04/02/43)	7,029	7,521,711
5.00%, 10/25/40		1,800	1,979,840
5.25%, 09/01/35[b]		350	398,739
5.38%, 04/05/17		1,000	1,067,848
5.63%, 04/01/40		225	267,936
5.63%, 04/15/41		278	332,280
5.80%, 02/15/18		1,050	1,161,065
6.20%, 04/15/38[b]		150	189,363
6.50%, 08/15/37		9,097	11,825,461
7.55%, 02/15/30		100	140,708
Walgreen Co.
3.10%, 09/15/22		4,215	4,071,922
4.40%, 09/15/42		125	109,047
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	(Call 10/18/19)[b]	1,200	1,203,622
3.80%, 11/18/24	(Call 08/18/24)[b]	400	387,828
4.50%, 11/18/34	(Call 05/18/34)	4,610	4,250,676
4.80%, 11/18/44	(Call 05/18/44)	1,142	1,050,755
Yum! Brands Inc.
3.75%, 11/01/21	(Call 08/01/21)[b]	1,300	1,303,959
3.88%, 11/01/20	(Call 08/01/20)[b]	900	925,692
3.88%, 11/01/23	(Call 08/01/23)[b]	1,250	1,239,060
6.88%, 11/15/37		1,250	1,434,802

			230,553,675
SAVINGS & LOANS — 0.02%
People’s United Financial Inc.
3.65%, 12/06/22	(Call 09/06/22)	500	493,661
Santander Holdings USA Inc./PA
3.45%, 08/27/18	(Call 07/27/18)	3,175	3,254,363
4.63%, 04/19/16		550	562,021

			4,310,045

Security		Principal (000s)	Value
SEMICONDUCTORS — 0.21%
Altera Corp.
2.50%, 11/15/18		$1,500	$1,520,705
4.10%, 11/15/23[b]		650	679,892
Applied Materials Inc.
4.30%, 06/15/21		900	955,217
5.85%, 06/15/41		1,600	1,765,360
Broadcom Corp.
2.50%, 08/15/22	(Call 05/15/22)	2,500	2,444,961
2.70%, 11/01/18		900	913,612
4.50%, 08/01/34	(Call 02/01/34)[b]	1,130	1,112,588
Intel Corp.
1.35%, 12/15/17		11,535	11,506,154
1.95%, 10/01/16		950	960,817
2.70%, 12/15/22[b]		2,600	2,517,482
3.10%, 07/29/22[b]		845	849,008
3.30%, 10/01/21		5,670	5,813,995
3.70%, 07/29/25	(Call 04/29/25)	2,000	2,020,924
4.00%, 12/15/32[b]		600	574,437
4.25%, 12/15/42[b]		975	916,029
4.80%, 10/01/41		1,429	1,449,695
4.90%, 07/29/45	(Call 01/29/45)	420	430,397
KLA-Tencor Corp.
2.38%, 11/01/17[b]		255	255,983
3.38%, 11/01/19	(Call 10/01/19)	190	192,044
4.13%, 11/01/21	(Call 09/01/21)[b]	150	149,863
4.65%, 11/01/24	(Call 08/01/24)	1,860	1,825,731
5.65%, 11/01/34	(Call 07/01/34)[b]	625	611,159
Lam Research Corp.
3.80%, 03/15/25	(Call 12/15/24)	565	534,546
Maxim Integrated Products Inc.
2.50%, 11/15/18		950	956,633
QUALCOMM Inc.
1.40%, 05/18/18[b]		1,955	1,934,242
2.25%, 05/20/20[b]		825	814,330
3.00%, 05/20/22		1,650	1,599,659
3.45%, 05/20/25	(Call 02/20/25)[b]	2,500	2,336,103
4.65%, 05/20/35	(Call 11/20/34)[b]	2,100	1,921,414
4.80%, 05/20/45	(Call 11/20/44)	1,000	859,930
Texas Instruments Inc.
0.88%, 03/12/17		500	497,910
1.65%, 08/03/19		250	246,321
1.75%, 05/01/20	(Call 04/01/20)	2,000	1,956,597
2.75%, 03/12/21	(Call 02/12/21)	1,150	1,157,424
Xilinx Inc.
2.13%, 03/15/19		225	223,576
3.00%, 03/15/21[b]		900	904,928

			55,409,666

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
SOFTWARE — 0.38%
Adobe Systems Inc.
3.25%, 02/01/25	(Call 11/01/24)	$810	$778,034
Autodesk Inc.
1.95%, 12/15/17		875	872,241
3.60%, 12/15/22	(Call 09/15/22)	500	488,955
4.38%, 06/15/25	(Call 03/15/25)	770	768,424
Broadridge Financial Solutions Inc.
3.95%, 09/01/20		1,500	1,559,189
CA Inc.
4.50%, 08/15/23	(Call 05/15/23)[b]	3,710	3,770,232
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22	(Call 09/01/22)[b]	1,200	1,179,734
Fidelity National Information Services Inc.
1.45%, 06/05/17		1,500	1,475,777
3.50%, 04/15/23	(Call 01/15/23)	500	464,923
Fiserv Inc.
3.50%, 10/01/22	(Call 07/01/22)	2,300	2,294,079
4.75%, 06/15/21		1,000	1,076,223
Intuit Inc.
5.75%, 03/15/17		3,207	3,396,311
Microsoft Corp.
1.85%, 02/12/20	(Call 01/12/20)[b]	1,000	996,934
2.13%, 11/15/22[b]		1,700	1,629,753
2.38%, 02/12/22	(Call 01/12/22)	400	392,977
2.38%, 05/01/23	(Call 02/01/23)	1,200	1,148,864
2.70%, 02/12/25	(Call 11/12/24)[b]	590	567,458
3.50%, 02/12/35	(Call 08/12/34)[b]	5,965	5,478,805
3.50%, 11/15/42		1,500	1,316,719
3.63%, 12/15/23	(Call 09/15/23)[b]	2,025	2,105,821
3.75%, 05/01/43	(Call 11/01/42)	100	91,407
3.75%, 02/12/45	(Call 08/12/44)[b]	2,350	2,141,547
4.00%, 02/08/21		3,750	4,071,539
4.00%, 02/12/55	(Call 08/12/54)[b]	630	579,387
4.20%, 06/01/19		3,610	3,921,069
4.50%, 10/01/40		1,700	1,732,686
4.88%, 12/15/43	(Call 06/15/43)	600	650,190
5.20%, 06/01/39		2,900	3,233,660
5.30%, 02/08/41		600	685,873
Oracle Corp.
1.20%, 10/15/17		9,815	9,775,847
2.25%, 10/08/19[b]		200	201,155
2.38%, 01/15/19[b]		275	279,225
2.50%, 10/15/22		4,700	4,491,545
2.95%, 05/15/25	(Call 02/15/25)[b]	1,000	958,936
3.25%, 05/15/30	(Call 02/15/30)	7,100	6,578,551

Security		Principal (000s)	Value
3.40%, 07/08/24	(Call 04/08/24)	$400	$401,451
3.63%, 07/15/23		550	564,168
3.90%, 05/15/35	(Call 11/15/34)[b]	1,296	1,215,544
4.13%, 05/15/45	(Call 11/15/44)	1,000	936,828
4.30%, 07/08/34	(Call 01/08/34)	3,584	3,518,941
4.38%, 05/15/55	(Call 11/15/54)	1,000	932,749
5.00%, 07/08/19		2,025	2,237,864
5.25%, 01/15/16[b]		1,732	1,762,126
5.38%, 07/15/40		4,704	5,245,923
5.75%, 04/15/18		3,710	4,102,511
6.13%, 07/08/39		2,820	3,400,379
6.50%, 04/15/38		3,400	4,239,626

			99,712,180
TELECOMMUNICATIONS — 1.47%
America Movil SAB de CV
2.38%, 09/08/16		700	706,661
3.13%, 07/16/22		1,850	1,815,538
4.38%, 07/16/42[b]		2,750	2,515,190
5.00%, 03/30/20[b]		7,600	8,371,609
6.13%, 11/15/37		1,750	1,963,220
6.13%, 03/30/40		1,250	1,414,459
6.38%, 03/01/35[b]		50	57,732
AT&T Corp.
8.25%, 11/15/31		2,450	3,279,871
AT&T Inc.
1.70%, 06/01/17		4,505	4,505,639
2.30%, 03/11/19[b]		1,300	1,299,463
2.40%, 08/15/16		8,000	8,089,293
2.45%, 06/30/20	(Call 05/30/20)[b]	855	836,132
2.63%, 12/01/22	(Call 09/01/22)[b]	600	562,173
2.95%, 05/15/16		4,832	4,892,912
3.00%, 02/15/22		300	290,534
3.00%, 06/30/22	(Call 04/30/22)	1,240	1,191,323
3.40%, 05/15/25	(Call 02/15/25)[b]	2,500	2,374,187
3.88%, 08/15/21[b]		4,820	4,952,347
3.90%, 03/11/24	(Call 12/11/23)[b]	4,400	4,424,554
4.35%, 06/15/45	(Call 12/15/44)	8,000	6,821,948
4.45%, 05/15/21		5,920	6,283,143
4.50%, 05/15/35	(Call 11/15/34)	1,740	1,602,332
4.75%, 05/15/46	(Call 11/15/45)[b]	1,925	1,750,858
4.80%, 06/15/44	(Call 12/15/43)	2,065	1,892,534
5.35%, 09/01/40		4,875	4,780,967
5.50%, 02/01/18		80	86,469
5.55%, 08/15/41		5,780	5,809,323
5.80%, 02/15/19		750	830,332
6.15%, 09/15/34[b]		750	807,731
6.40%, 05/15/38		1,500	1,644,226

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
6.45%, 06/15/34		$2,500	$2,762,432
6.50%, 09/01/37[b]		2,650	2,970,189
6.55%, 02/15/39		1,015	1,145,356
BellSouth Capital Funding Corp.
7.88%, 02/15/30		1,500	1,809,822
BellSouth Corp.
6.00%, 11/15/34		2,500	2,559,300
6.55%, 06/15/34		1,500	1,628,844
British Telecommunications PLC
2.35%, 02/14/19		2,725	2,716,716
5.95%, 01/15/18		900	985,181
9.63%, 12/15/30		3,570	5,221,026
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23		1,000	983,606
Cisco Systems Inc.
1.10%, 03/03/17		2,150	2,151,562
1.65%, 06/15/18		5,000	4,995,570
2.13%, 03/01/19		200	201,299
3.50%, 06/15/25[b]		3,990	4,039,110
3.63%, 03/04/24[b]		2,900	2,980,033
4.45%, 01/15/20[b]		3,650	3,980,576
4.95%, 02/15/19[b]		500	548,793
5.50%, 01/15/40		2,230	2,553,295
5.90%, 02/15/39		1,830	2,192,003
Corning Inc.
4.75%, 03/15/42[b]		1,825	1,911,842
5.75%, 08/15/40		1,750	2,063,417
Deutsche Telekom International Finance BV
6.00%, 07/08/19		300	339,600
6.75%, 08/20/18		750	849,827
8.75%, 06/15/30		6,443	9,114,303
9.25%, 06/01/32[b]		50	74,332
Embarq Corp.
7.08%, 06/01/16[b]		1,932	1,996,625
8.00%, 06/01/36		3,400	3,570,000
Harris Corp.
2.00%, 04/27/18		435	429,733
3.83%, 04/27/25	(Call 01/27/25)	110	106,376
4.40%, 12/15/20		1,950	2,044,335
4.85%, 04/27/35	(Call 10/27/34)[b]	630	596,434
5.05%, 04/27/45	(Call 10/27/44)	240	227,000
Juniper Networks Inc.
4.35%, 06/15/25	(Call 03/15/25)[b]	200	198,712
4.50%, 03/15/24[b]		2,000	2,011,091
4.60%, 03/15/21		1,900	1,995,379
5.95%, 03/15/41		1,225	1,222,919

Security		Principal (000s)	Value
Koninklijke KPN NV
8.38%, 10/01/30		$150	$192,884
Motorola Solutions Inc.
3.50%, 03/01/23		2,800	2,470,516
3.75%, 05/15/22[b]		2,450	2,250,753
4.00%, 09/01/24[b]		1,000	914,546
5.50%, 09/01/44		500	416,913
7.50%, 05/15/25		1,000	1,165,050
New Cingular Wireless Services Inc.
8.75%, 03/01/31		1,000	1,375,562
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17		400	398,586
Orange SA
2.75%, 09/14/16		3,050	3,097,220
2.75%, 02/06/19[b]		4,100	4,168,346
4.13%, 09/14/21[b]		200	211,293
5.38%, 07/08/19[b]		4,063	4,506,396
5.38%, 01/13/42[b]		1,250	1,295,241
5.50%, 02/06/44	(Call 08/06/43)[b]	100	106,029
9.00%, 03/01/31[b]		2,070	2,929,746
Pacific Bell Telephone Co.
7.13%, 03/15/26		4,500	5,503,360
Qwest Corp.
6.75%, 12/01/21		2,015	2,171,163
6.88%, 09/15/33	(Call 10/01/15)	1,750	1,723,750
7.25%, 09/15/25		500	557,500
Rogers Communications Inc.
4.10%, 10/01/23	(Call 07/01/23)	200	201,321
5.00%, 03/15/44	(Call 09/15/43)	4,625	4,533,408
5.45%, 10/01/43	(Call 04/01/43)	1,775	1,844,115
6.80%, 08/15/18		3,220	3,621,630
7.50%, 08/15/38		300	373,452
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22		100	103,394
Telefonica Emisiones SAU
3.19%, 04/27/18		5,000	5,126,862
3.99%, 02/16/16		2,300	2,327,476
5.13%, 04/27/20[b]		3,100	3,421,889
5.46%, 02/16/21[b]		2,850	3,171,661
7.05%, 06/20/36[b]		3,454	4,176,749
Verizon Communications Inc.
2.00%, 11/01/16		2,100	2,117,165
2.55%, 06/17/19		22,475	22,684,055
3.45%, 03/15/21[b]		450	459,286
3.50%, 11/01/21		700	711,955
3.50%, 11/01/24	(Call 08/01/24)[b]	1,000	976,086
3.65%, 09/14/18		5,375	5,634,579

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.85%, 11/01/42	(Call 05/01/42)	$900	$743,252
4.15%, 03/15/24	(Call 12/15/23)	500	512,316
4.40%, 11/01/34	(Call 05/01/34)	1,500	1,387,531
4.50%, 09/15/20		850	917,786
4.60%, 04/01/21		3,250	3,490,824
5.01%, 08/21/54		5,500	5,003,341
5.05%, 03/15/34	(Call 12/15/33)	4,250	4,218,178
5.15%, 09/15/23		4,005	4,376,141
5.50%, 02/15/18		1,000	1,087,159
5.85%, 09/15/35[b]		1,100	1,196,556
6.00%, 04/01/41		1,750	1,901,571
6.10%, 04/15/18[b]		1,500	1,656,213
6.25%, 04/01/37		250	279,865
6.35%, 04/01/19[b]		2,513	2,861,824
6.40%, 09/15/33		15,450	17,558,000
6.40%, 02/15/38		200	227,456
6.55%, 09/15/43		24,050	28,362,396
6.90%, 04/15/38		200	239,108
7.35%, 04/01/39		600	746,305
7.75%, 12/01/30		13,792	17,976,307
Verizon Florida LLC Series E
6.86%, 02/01/28[b]		3,950	3,828,044
Verizon Maryland LLC Series B
5.13%, 06/15/33[b]		1,750	1,726,199
Verizon New England Inc.
7.88%, 11/15/29[b]		250	310,769
Vodafone Group PLC
1.25%, 09/26/17		300	295,512
1.50%, 02/19/18		100	98,322
2.50%, 09/26/22[b]		2,900	2,651,026
2.95%, 02/19/23[b]		2,520	2,356,673
4.38%, 02/19/43[b]		4,675	4,027,080
4.63%, 07/15/18[b]		3,650	3,863,336
5.63%, 02/27/17		7,247	7,631,424

			379,499,789
TEXTILES — 0.01%
Cintas Corp. No. 2
6.15%, 08/15/36		77	91,289
Mohawk Industries Inc.
3.85%, 02/01/23	(Call 11/01/22)	1,800	1,811,117

			1,902,406
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21	(Call 03/15/21)	205	202,438
5.10%, 05/15/44	(Call 11/15/43)	2,629	2,554,401

Security		Principal (000s)	Value
Mattel Inc.
2.50%, 11/01/16		$150	$151,742
3.15%, 03/15/23	(Call 12/15/22)[b]	2,025	1,926,464
4.35%, 10/01/20[b]		400	422,912
5.45%, 11/01/41	(Call 05/01/41)	2,800	2,726,402
6.20%, 10/01/40[b]		7	7,519

			7,991,878
TRANSPORTATION — 0.47%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23	(Call 12/15/22)	300	291,471
3.05%, 09/01/22	(Call 06/01/22)[b]	2,150	2,113,865
3.40%, 09/01/24	(Call 06/01/24)	7,850	7,753,366
3.60%, 09/01/20	(Call 06/01/20)	500	522,398
3.75%, 04/01/24	(Call 01/01/24)	50	50,857
3.85%, 09/01/23	(Call 06/01/23)	800	819,923
4.15%, 04/01/45	(Call 10/01/44)[b]	495	448,570
4.38%, 09/01/42	(Call 03/01/42)	100	94,142
4.40%, 03/15/42	(Call 09/15/41)	150	141,848
4.55%, 09/01/44	(Call 03/01/44)	1,775	1,715,948
4.70%, 10/01/19		2,500	2,728,226
4.70%, 09/01/45	(Call 03/01/45)	1,000	1,002,703
4.90%, 04/01/44	(Call 10/01/43)	3,240	3,298,213
4.95%, 09/15/41	(Call 03/15/41)	100	102,448
5.05%, 03/01/41	(Call 09/01/40)	100	103,724
5.15%, 09/01/43	(Call 03/01/43)	300	316,280
5.75%, 03/15/18		550	603,641
5.75%, 05/01/40	(Call 11/01/39)	200	226,281
6.15%, 05/01/37		3,523	4,184,083
Canadian National Railway Co.
2.25%, 11/15/22	(Call 08/15/22)	3,300	3,150,749
2.85%, 12/15/21	(Call 09/15/21)	950	950,408
2.95%, 11/21/24	(Call 08/21/24)	2,210	2,160,738
3.50%, 11/15/42	(Call 05/15/42)[b]	500	447,824
5.55%, 03/01/19		3,600	4,014,145
6.90%, 07/15/28		300	398,280
Canadian Pacific Railway Co.
2.90%, 02/01/25	(Call 11/01/24)[b]	2,100	1,968,829
3.70%, 02/01/26	(Call 11/01/25)	205	204,124
4.80%, 08/01/45	(Call 02/01/45)	435	434,114
5.95%, 05/15/37		348	396,324
7.13%, 10/15/31		2,250	2,834,493
7.25%, 05/15/19		1,000	1,166,588
Con–way Inc.
6.70%, 05/01/34		2,000	2,134,084
CSX Corp.
3.40%, 08/01/24	(Call 05/01/24)[b]	750	747,157
3.70%, 10/30/20	(Call 07/30/20)	450	471,802

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
3.95%, 05/01/50	(Call 11/01/49)	$1,100	$943,953
4.10%, 03/15/44	(Call 09/15/43)	450	407,619
4.50%, 08/01/54	(Call 02/01/54)	250	233,390
6.00%, 10/01/36		5,932	6,892,735
6.22%, 04/30/40		100	119,207
FedEx Corp.
2.63%, 08/01/22		2,900	2,779,598
3.20%, 02/01/25		1,000	954,301
3.90%, 02/01/35[b]		1,785	1,635,795
4.00%, 01/15/24		1,000	1,025,668
4.10%, 02/01/45[b]		1,125	994,636
4.90%, 01/15/34		825	849,960
JB Hunt Transport Services Inc.
3.30%, 08/15/22	(Call 06/15/22)	1,000	996,702
3.85%, 03/15/24	(Call 12/15/23)[b]	1,750	1,772,238
Kansas City Southern de Mexico SA de CV
3.00%, 05/15/23	(Call 02/15/23)	700	670,117
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43	(Call 11/15/42)	1,000	913,357
4.95%, 08/15/45	(Call 02/15/45)	1,000	1,008,798
Norfolk Southern Corp.
3.00%, 04/01/22	(Call 01/01/22)[b]	3,700	3,645,281
3.25%, 12/01/21	(Call 09/01/21)	2,500	2,514,625
3.85%, 01/15/24	(Call 10/15/23)[b]	3,000	3,058,547
4.45%, 06/15/45	(Call 12/15/44)[b]	1,000	951,928
4.84%, 10/01/41		4,457	4,479,360
5.75%, 04/01/18		100	109,653
7.25%, 02/15/31		450	580,116
NorthWestern Corp.
4.18%, 11/15/44	(Call 05/15/44)	750	729,368
Ryder System Inc.
2.50%, 03/01/17	(Call 02/01/17)	1,650	1,671,631
2.50%, 03/01/18	(Call 02/01/18)	1,750	1,770,460
2.50%, 05/11/20	(Call 04/11/20)	405	398,591
2.55%, 06/01/19	(Call 05/01/19)[b]	750	750,197
2.65%, 03/02/20	(Call 02/02/20)	240	238,566
2.88%, 09/01/20	(Call 08/01/20)	820	820,481
3.50%, 06/01/17		700	721,361
3.60%, 03/01/16		1,000	1,012,164
Union Pacific Corp.
2.75%, 04/15/23	(Call 01/15/23)	950	920,574
3.25%, 01/15/25	(Call 10/15/24)	150	148,072
3.25%, 08/15/25	(Call 05/15/25)	2,000	1,967,840
3.38%, 02/01/35	(Call 08/01/34)	140	124,547
3.75%, 03/15/24	(Call 12/15/23)	1,825	1,880,013

Security		Principal (000s)	Value
3.88%, 02/01/55	(Call 08/01/54)	$395	$346,807
4.00%, 02/01/21	(Call 11/01/20)[b]	2,250	2,405,651
4.15%, 01/15/45	(Call 07/15/44)	1,000	964,912
4.16%, 07/15/22	(Call 04/15/22)	1,000	1,062,519
4.25%, 04/15/43	(Call 10/15/42)	2,475	2,414,795
4.75%, 09/15/41	(Call 03/15/41)	1,000	1,048,186
4.75%, 12/15/43	(Call 06/15/43)	1,700	1,791,175
4.82%, 02/01/44	(Call 08/01/43)	100	106,512
United Parcel Service Inc.
2.45%, 10/01/22[b]		5,415	5,286,741
3.13%, 01/15/21		825	848,988
3.63%, 10/01/42		525	482,587
5.13%, 04/01/19[b]		1,720	1,907,326
5.50%, 01/15/18		1,300	1,421,600
6.20%, 01/15/38		1,846	2,348,917

			121,125,811
TRUCKING & LEASING — 0.03%
GATX Corp.
1.25%, 03/04/17		500	495,254
2.38%, 07/30/18		16	15,965
2.50%, 03/15/19		3,230	3,203,772
2.50%, 07/30/19		750	739,180
3.25%, 03/30/25	(Call 12/30/24)	1,000	948,332
3.50%, 07/15/16		1,000	1,018,201
3.90%, 03/30/23		500	502,564
4.75%, 06/15/22		750	787,613
4.85%, 06/01/21		600	641,112

			8,351,993
WATER — 0.02%
American Water Capital Corp.
3.40%, 03/01/25	(Call 12/01/24)	2,750	2,743,123
4.30%, 12/01/42	(Call 06/01/42)	2,250	2,216,885

			4,960,008

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,537,829,743)			6,498,079,141

FOREIGN GOVERNMENT OBLIGATIONS[f] — 3.62%

BRAZIL — 0.16%
Brazilian Government International Bond
2.63%, 01/05/23[b]		5,800	5,002,500
4.25%, 01/07/25[b]		4,631	4,281,359
4.88%, 01/22/21[b]		4,100	4,186,100
5.63%, 01/07/41[b]		7,500	6,669,375
5.88%, 01/15/19[b]		2,760	3,011,160

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
7.13%, 01/20/37[b]	$7,592	$8,047,520
8.00%, 01/15/18	899	970,201
8.25%, 01/20/34[b]	1,704	1,986,864
8.75%, 02/04/25[b]	1,000	1,264,500
8.88%, 04/15/24	500	631,250
10.13%, 05/15/27	3,795	5,369,925

		41,420,754
CANADA — 0.41%
Canada Government International Bond
0.88%, 02/14/17	5,250	5,268,553
1.63%, 02/27/19[b]	4,000	4,039,380
Export Development Canada
0.63%, 12/15/16	4,000	3,999,182
0.75%, 12/15/17[b]	6,000	5,971,259
1.00%, 05/15/17	200	200,783
1.75%, 07/21/20[b]	5,000	5,029,085
Province of British Columbia Canada
1.20%, 04/25/17	8,850	8,913,131
2.65%, 09/22/21	2,100	2,174,343
Province of Manitoba Canada
1.13%, 06/01/18[b]	8,650	8,622,092
3.05%, 05/14/24	950	977,882
Province of Nova Scotia Canada
9.25%, 03/01/20	500	640,538
Province of Ontario Canada
1.20%, 02/14/18[b]	2,500	2,497,305
1.65%, 09/27/19	29,150	28,985,069
2.00%, 09/27/18[b]	4,225	4,293,189
2.00%, 01/30/19[b]	100	101,155
3.00%, 07/16/18	3,100	3,239,015
3.15%, 12/15/17[b]	2,050	2,140,576
4.00%, 10/07/19	700	760,233
4.40%, 04/14/20[b]	520	577,876
Province of Quebec Canada
2.88%, 10/16/24	6,500	6,596,928
7.50%, 09/15/29	7,827	11,408,180

		106,435,754
CHILE — 0.03%
Chile Government International Bond
2.25%, 10/30/22[b]	500	482,500
3.13%, 03/27/25[b]	500	502,500
3.25%, 09/14/21[b]	3,050	3,187,250
3.63%, 10/30/42[b]	350	309,750
3.88%, 08/05/20	3,250	3,498,625

		7,980,625

Security		Principal (000s)	Value
COLOMBIA — 0.13%
Colombia Government International Bond
4.00%, 02/26/24	(Call 11/26/23)[b]	$500	$486,250
4.38%, 07/12/21[b]		10,698	10,938,705
5.63%, 02/26/44	(Call 08/26/43)	5,322	5,188,950
6.13%, 01/18/41[b]		3,216	3,328,560
7.38%, 01/27/17[b]		3,500	3,767,750
7.38%, 03/18/19		3,550	4,077,175
7.38%, 09/18/37[b]		4,200	4,962,300
8.13%, 05/21/24[b]		750	930,000

			33,679,690
GERMANY — 0.06%
FMS Wertmanagement AoeR
1.13%, 10/14/16		5,000	5,030,888
1.13%, 09/05/17		10,000	10,033,191

			15,064,079
ISRAEL — 0.02%
Israel Government International Bond
4.50%, 01/30/43		2,600	2,632,500
5.13%, 03/26/19		3,000	3,360,000

			5,992,500
ITALY — 0.07%
Italy Government International Bond
5.25%, 09/20/16		8,542	8,882,388
5.38%, 06/15/33		100	114,719
6.88%, 09/27/23[b]		7,800	9,816,773

			18,813,880
JAPAN — 0.09%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18		9,600	9,692,703
1.75%, 11/13/18		1,600	1,611,930
3.00%, 05/29/24[b]		5,000	5,191,448
3.38%, 07/31/23		600	641,645
Japan Finance Corp.
2.13%, 02/07/19		5,000	5,093,946
Japan Finance Organization for Municipalities
4.00%, 01/13/21		1,100	1,207,154

			23,438,826
MEXICO — 0.23%
Mexico Government International Bond
3.63%, 03/15/22[b]		11,750	11,791,125
4.00%, 10/02/23		4,568	4,631,952

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.60%, 01/23/46[b]		$3,250	$2,965,625
4.75%, 03/08/44[b]		11,634	10,935,960
5.13%, 01/15/20		3,334	3,654,064
5.55%, 01/21/45[b]		5,450	5,695,250
5.63%, 01/15/17		3,802	4,035,823
5.95%, 03/19/19[b]		1,500	1,678,500
6.05%, 01/11/40		2,200	2,469,500
6.75%, 09/27/34[b]		7,868	9,677,640
7.50%, 04/08/33		1,000	1,330,000

			58,865,439
PANAMA — 0.05%
Panama Government International Bond
4.00%, 09/22/24	(Call 06/22/24)	4,000	3,980,000
5.20%, 01/30/20		1,500	1,635,000
6.70%, 01/26/36[b]		6,300	7,623,000

			13,238,000
PERU — 0.07%
Peruvian Government International Bond
5.63%, 11/18/50[b]		3,100	3,332,500
6.55%, 03/14/37[b]		4,838	5,805,601
7.13%, 03/30/19		4,930	5,718,800
8.75%, 11/21/33		3,000	4,350,000

			19,206,901
PHILIPPINES — 0.17%
Philippine Government International Bond
3.95%, 01/20/40[b]		5,300	5,412,625
4.00%, 01/15/21[b]		5,940	6,407,775
4.20%, 01/21/24[b]		16,150	17,785,189
6.38%, 01/15/32		750	978,750
6.38%, 10/23/34		4,125	5,486,250
6.50%, 01/20/20		1,000	1,178,750
8.38%, 06/17/19[b]		3,400	4,173,500
9.50%, 02/02/30		850	1,377,000

			42,799,839
POLAND — 0.07%
Poland Government International Bond
3.00%, 03/17/23[b]		700	696,500
4.00%, 01/22/24		4,168	4,384,736
5.00%, 03/23/22		5,525	6,149,325
6.38%, 07/15/19		5,000	5,781,250

			17,011,811

Security	Principal (000s)	Value
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[b]	$1,100	$1,097,250
5.38%, 07/24/44	2,000	1,936,000
5.50%, 03/09/20[b]	5,800	6,191,500
6.25%, 03/08/41	2,750	3,011,250

		12,236,000
SOUTH KOREA — 0.09%
Export-Import Bank of Korea
1.75%, 02/27/18	5,000	4,987,740
2.88%, 09/17/18	4,000	4,105,097
3.25%, 08/12/26	5,900	5,829,658
4.00%, 01/11/17	2,000	2,067,053
5.00%, 04/11/22	250	278,647
5.13%, 06/29/20	250	279,515
Republic of Korea
3.88%, 09/11/23[b]	200	215,792
4.13%, 06/10/44[b]	2,736	3,085,800
7.13%, 04/16/19	3,000	3,545,087

		24,394,389
SUPRANATIONAL — 1.61%
African Development Bank
0.88%, 03/15/18	2,000	1,989,045
1.25%, 09/02/16	5,400	5,437,797
1.63%, 10/02/18	2,000	2,021,450
2.38%, 09/23/21[b]	2,917	2,988,231
Asian Development Bank
1.13%, 03/15/17	400	402,328
1.38%, 03/23/20	4,500	4,454,602
1.50%, 09/28/18[b]	5,200	5,243,754
1.63%, 08/26/20[b]	15,000	14,942,577
1.75%, 03/21/19[b]	2,150	2,176,356
1.88%, 02/18/22	10,200	10,116,494
2.00%, 01/22/25	200	193,732
6.22%, 08/15/27[b]	4,600	6,188,390
Corp. Andina de Fomento
1.50%, 08/08/17	910	916,065
3.75%, 01/15/16	2,100	2,120,929
4.38%, 06/15/22[b]	3,100	3,359,722
Council of Europe Development Bank
1.00%, 03/07/18[b]	3,400	3,392,038
1.13%, 05/31/18	5,100	5,093,834
1.50%, 02/22/17[b]	150	151,738
1.75%, 11/14/19	200	201,294

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
European Bank for Reconstruction & Development
0.75%, 09/01/17[b]	$7,500	$7,477,441
1.00%, 02/16/17	900	904,154
1.00%, 06/15/18	7,000	6,963,710
1.50%, 03/16/20[b]	100	99,280
1.75%, 11/26/19[b]	5,000	5,030,562
1.88%, 02/23/22	1,000	991,798
European Investment Bank
0.88%, 04/18/17[b]	11,100	11,111,157
1.00%, 12/15/17[b]	26,700	26,683,382
1.00%, 03/15/18	6,400	6,382,491
1.00%, 06/15/18	7,750	7,708,767
1.13%, 12/15/16	3,000	3,018,565
1.13%, 09/15/17	150	150,520
1.63%, 12/18/18	6,500	6,555,267
1.63%, 03/16/20[b]	6,200	6,193,111
1.75%, 06/17/19[b]	700	706,681
1.88%, 03/15/19	5,000	5,077,291
1.88%, 02/10/25[b]	10,850	10,341,064
2.13%, 07/15/16	5,000	5,068,735
2.25%, 08/15/22[b]	4,000	4,030,641
2.50%, 04/15/21	300	309,454
2.50%, 10/15/24[b]	5,000	5,057,338
2.88%, 09/15/20[b]	2,000	2,106,911
3.25%, 01/29/24	3,050	3,268,022
4.00%, 02/16/21	21,050	23,369,114
4.88%, 02/15/36	255	319,968
5.13%, 05/30/17	12,900	13,854,146
Inter-American Development Bank
0.88%, 03/15/18	9,350	9,302,271
1.00%, 07/14/17	300	300,760
1.38%, 10/18/16[b]	24,000	24,216,038
1.38%, 07/15/20	2,400	2,368,082
1.75%, 10/15/19	100	100,875
1.88%, 06/16/20[b]	5,000	5,056,025
2.13%, 11/09/20[b]	6,150	6,266,661
3.00%, 02/21/24[b]	7,675	8,110,813
3.88%, 10/28/41	3,000	3,335,846
4.38%, 01/24/44[b]	250	300,990
Series E
3.88%, 09/17/19[b]	5,000	5,457,548
International Bank for Reconstruction & Development
0.63%, 10/14/16[b]	22,000	22,013,653
0.88%, 04/17/17[b]	16,250	16,284,890
1.00%, 09/15/16	6,250	6,275,224
1.38%, 04/10/18	700	705,306
1.88%, 03/15/19[b]	4,500	4,581,428

Security	Principal (000s)	Value
2.13%, 11/01/20[b]	$150	$152,946
2.13%, 02/13/23[b]	4,000	4,009,378
2.13%, 03/03/25[b]	5,000	4,905,005
2.25%, 06/24/21	300	306,235
2.50%, 11/25/24	10,250	10,385,814
2.50%, 07/29/25	7,000	7,052,490
4.75%, 02/15/35	1,000	1,239,303
5.00%, 04/01/16[b]	2,420	2,484,965
7.63%, 01/19/23	1,200	1,644,920
International Finance Corp.
0.88%, 06/15/18	100	99,304
1.00%, 04/24/17[b]	2,000	2,007,567
1.13%, 11/23/16	7,675	7,722,299
1.75%, 09/04/18[b]	8,000	8,125,878
1.75%, 09/16/19[b]	5,000	5,046,847
2.13%, 11/17/17	6,500	6,661,594
Nordic Investment Bank
1.00%, 03/07/17	400	401,665
5.00%, 02/01/17	5,000	5,305,869

		416,398,435
SWEDEN — 0.02%
Svensk Exportkredit AB
1.13%, 04/05/18[b]	6,000	5,984,013

		5,984,013
TURKEY — 0.23%
Turkey Government International Bond
3.25%, 03/23/23[b]	10,000	9,100,000
4.88%, 04/16/43	15,150	13,237,312
5.75%, 03/22/24[b]	8,900	9,445,125
6.00%, 01/14/41	3,050	3,099,563
6.25%, 09/26/22	8,600	9,374,000
6.75%, 04/03/18	7,700	8,402,624
7.25%, 03/05/38	2,000	2,337,500
7.38%, 02/05/25[b]	4,470	5,235,488
11.88%, 01/15/30	100	163,750

		60,395,362
URUGUAY — 0.06%
Uruguay Government International Bond
4.13%, 11/20/45	2,400	1,968,000
4.50%, 08/14/24[b]	8,625	8,819,062
5.10%, 06/18/50[b]	2,500	2,275,000
7.63%, 03/21/36	796	1,030,820

		14,092,882

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $942,168,371)		937,449,179

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 0.81%

ARIZONA — 0.00%
Salt River Project Agricultural Improvement & Power District RB BAB
4.84%, 01/01/41	$175	$204,932

204,932
CALIFORNIA — 0.29%
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	950	1,238,040
6.91%, 10/01/50	1,300	1,756,144
Series S1
7.04%, 04/01/50	2,950	3,988,016
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	125	161,611
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.00%, 11/01/40	2,500	2,971,475
County of Sonoma CA RB
Series A
6.00%, 12/01/29	(GTD)	2,000	2,362,640
East Bay Municipal Utility District Water System Revenue RB BAB
Series B
5.87%, 06/01/40	4,300	5,441,306
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,500	3,432,875
Los Angeles County Metropolitan Transportation Authority RB BAB
Series A
5.74%, 06/01/39	815	997,479
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	1,050	1,460,623
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	2,000	2,698,420
6.60%, 07/01/50[b]	325	447,054
Series A
5.72%, 07/01/39	1,000	1,191,260
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	2,375	2,870,496
5.76%, 07/01/29	260	305,960
6.76%, 07/01/34	1,250	1,635,175

Security		Principal (000s)	Value
Orange County Local Transportation Authority RB BAB
Series A
6.91%, 02/15/41		$650	$880,445
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48		695	860,730
Series F
6.58%, 05/15/49		2,000	2,549,660
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49		850	1,063,393
Santa Clara Valley Transportation Authority RB BAB
5.88%, 04/01/32		925	1,119,860
State of California GO
5.95%, 04/01/16		7,127	7,341,950
State of California GO BAB
6.65%, 03/01/22		500	608,890
7.30%, 10/01/39		7,000	9,689,680
7.50%, 04/01/34		3,500	4,878,615
7.55%, 04/01/39		3,750	5,403,450
7.60%, 11/01/40		700	1,026,844
7.70%, 11/01/30	(Call 11/01/20)	500	606,870
7.95%, 03/01/36	(Call 03/01/20)	500	600,300
University of California RB
Series AD
4.86%, 05/15/12		2,700	2,549,070
Series AQ
4.77%, 05/15/15		400	370,224
University of California RB BAB
5.77%, 05/15/43		1,000	1,211,930
5.95%, 05/15/45		900	1,094,877

			74,815,362
COLORADO — 0.00%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37		600	596,316
Regional Transportation District RB BAB
Series B
5.84%, 11/01/50		500	649,805

			1,246,121

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CONNECTICUT — 0.01%
State of Connecticut GO
Series A
5.85%, 03/15/32	$1,500	$1,808,910

		1,808,910
DISTRICT OF COLUMBIA — 0.01%
District of Columbia RB BAB
Series E
5.59%, 12/01/34	700	856,618
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	600	603,444

		1,460,062
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
2.11%, 07/01/18	1,500	1,510,095
3.00%, 07/01/20	1,000	1,017,790

		2,527,885
GEORGIA — 0.02%
Cobb-Marietta Coliseum & Exhibit Hall Authority RB
4.50%, 01/01/47	1,500	1,473,150
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010A
6.64%, 04/01/57	1,800	2,094,786
Project M, Series 2010A
6.66%, 04/01/57	750	867,053
Project P, Series 2010A
7.06%, 04/01/57	300	333,933
State of Georgia GO BAB
Series H
4.50%, 11/01/25	300	333,186

		5,102,108
ILLINOIS — 0.09%
Chicago O’Hare International Airport RB BAB
Series B
6.40%, 01/01/40	500	622,555
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	2,400	2,682,696

Security	Principal (000s)	Value
City of Chicago IL GO
Series C
7.78%, 01/01/35[b]	$400	$406,332
City of Chicago IL Waterworks Revenue RB BAB
Series B
6.74%, 11/01/40	300	337,680
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	1,000	1,237,890
State of Illinois GO
5.10%, 06/01/33[b]	13,483	12,510,471
5.37%, 03/01/17	2,500	2,585,750
5.88%, 03/01/19	2,450	2,676,233

		23,059,607
INDIANA — 0.00%
Indianapolis Local Public Improvement Bond Bank RB BAB
Series B-2
6.12%, 01/15/40	1,000	1,243,450

		1,243,450
KANSAS — 0.00%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	500	552,045

		552,045
MARYLAND — 0.01%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	1,500	1,828,200

		1,828,200
MASSACHUSETTS — 0.02%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	200	224,058
Series E
4.20%, 12/01/21	400	440,580
5.46%, 12/01/39	1,000	1,255,890
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB
Series A
5.73%, 06/01/40	1,400	1,756,832
University of Massachusetts Building Authority RB BAB
5.45%, 11/01/40	225	266,252

		3,943,612

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
MISSISSIPPI — 0.00%
State of Mississippi GO BAB
5.25%, 11/01/34		$1,000	$1,138,600

			1,138,600
MISSOURI — 0.01%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33		1,050	1,244,649
University of Missouri RB BAB
5.79%, 11/01/41[b]		300	377,274

			1,621,923
NEW JERSEY — 0.06%
New Jersey Economic Development Authority RB
Series A
7.43%, 02/15/29	(NPFGC)	1,500	1,722,540
Series B
0.00%, 02/15/19	(AGM)	500	452,105
0.00%, 02/15/21	(AGM)	1,145	917,134
0.00%, 02/15/22	(AGM)	1,000	744,300
0.00%, 02/15/23	(AGM)	1,400	991,186
New Jersey State Turnpike Authority RB BAB
Series F
7.41%, 01/01/40		4,044	5,562,279
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28		1,660	1,718,498
6.10%, 12/15/28	(Call 12/15/20)[b]	1,200	1,244,220
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40		900	1,081,917

			14,434,179
NEW YORK — 0.12%
City of New York NY GO BAB
5.85%, 06/01/40		100	124,364
5.97%, 03/01/36		1,250	1,549,125
5.99%, 12/01/36		1,470	1,800,926
6.27%, 12/01/37		170	212,641
Series C-1
5.52%, 10/01/37		1,000	1,201,550
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40		100	124,495
7.34%, 11/15/39		1,790	2,576,795

Security		Principal (000s)	Value
Series C-1
6.69%, 11/15/40		$1,500	$1,944,690
Series E
6.81%, 11/15/40		500	655,855
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37		1,000	1,196,570
5.57%, 11/01/38		100	120,461
Series C-2
5.77%, 08/01/36		2,000	2,406,640
New York City Water & Sewer System RB BAB
5.72%, 06/15/42		2,645	3,319,449
5.88%, 06/15/44		1,350	1,729,134
New York State Dormitory Authority RB BAB
Series D
5.60%, 03/15/40		1,500	1,823,145
Series H
5.43%, 03/15/39		1,000	1,181,750
New York State Urban Development Corp. RB BAB
5.77%, 03/15/39		1,260	1,532,273
Port Authority of New York & New Jersey RB
4.93%, 10/01/51		1,000	1,081,910
5.65%, 11/01/40		1,600	1,888,944
5.65%, 11/01/40		2,205	2,603,201
Series 181
4.96%, 08/01/46		2,000	2,168,720
Series 182
5.31%, 08/01/46	(Call 08/01/24)	1,000	1,065,830

			32,308,468
NORTH CAROLINA — 0.00%
University of North Carolina at Chapel Hill RB
3.85%, 12/01/34		500	513,600

			513,600
OHIO — 0.03%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47		1,300	1,518,543
8.08%, 02/15/50		1,525	2,255,414
Series E
6.27%, 02/15/50		1,200	1,428,768

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Northeast Ohio Regional Sewer District RB BAB
6.04%, 11/15/40	(Call 11/15/20)	$900	$1,022,418
Ohio State University (The) RB BAB
4.91%, 06/01/40		1,045	1,215,941

			7,441,084
OREGON — 0.03%
Oregon School Boards Association GOL
5.53%, 06/30/28	(AGM)	1,000	1,154,960
Series B
5.68%, 06/30/28	(NPFGC)	1,000	1,198,830
State of Oregon Department of Transportation RB BAB
Series 2010A
5.83%, 11/15/34		550	698,054
State of Oregon GO
5.89%, 06/01/27		3,020	3,625,057

			6,676,901
PENNSYLVANIA — 0.02%
Commonwealth of Pennsylvania GO BAB
Series B
4.65%, 02/15/26		2,500	2,710,300
Pennsylvania Turnpike Commission RB BAB
Series B
5.51%, 12/01/45		1,000	1,168,090

			3,878,390
SOUTH CAROLINA — 0.00%
South Carolina State Public Service Authority RB BAB
Series C
6.45%, 01/01/50		250	306,975

			306,975
TEXAS — 0.08%
City of Houston TX Combined Utility System Revenue RB
Series B
3.83%, 05/15/28		575	596,585
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41		1,175	1,482,321
Series C
5.99%, 02/01/39		1,000	1,295,560

Security		Principal (000s)	Value
Dallas Area Rapid Transit RB BAB
4.92%, 12/01/41		$1,285	$1,453,117
5.02%, 12/01/48		950	1,095,274
6.00%, 12/01/44[b]		350	453,856
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42[b]		700	892,794
Dallas Independent School District GO BAB
6.45%, 02/15/35	(Call 02/15/21) (PSF)[b]	400	469,616
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[b]		1,500	2,030,460
State of Texas GO BAB
5.52%, 04/01/39		500	633,250
Series A
4.63%, 04/01/33		1,200	1,322,508
4.68%, 04/01/40		2,000	2,223,100
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30[b]		5,000	5,753,750
University of Texas System (The) RB BAB
Series C
4.79%, 08/15/46		1,500	1,729,020
Series D
5.13%, 08/15/42		200	237,824

			21,669,035
UTAH — 0.00%
State of Utah GO BAB
Series B
3.54%, 07/01/25		500	532,065

			532,065
WASHINGTON — 0.00%
State of Washington GO BAB
5.14%, 08/01/40		1,000	1,187,360

			1,187,360

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $195,414,911)			209,500,874

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 68.83%

MORTGAGE-BACKED SECURITIES — 28.73%
Federal Home Loan Mortgage Corp.
2.46%, 12/01/38[a]		7,002	7,517,077
2.50%, 02/01/28		7,438	7,624,398

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.50%, 09/01/30[g]	$104,008	$105,632,800
2.50%, 09/01/45[g]	9,500	9,195,703
2.60%, 01/01/42[a]	1,483	1,564,477
2.89%, 09/01/41[a]	2,183	2,328,288
2.97%, 05/01/42[a]	2,262	2,333,209
3.00%, 04/01/27	1,647	1,711,540
3.00%, 05/01/27	12,126	12,595,685
3.00%, 06/01/27	11,029	11,454,479
3.00%, 07/01/27	420	435,386
3.00%, 08/01/27	1,226	1,273,268
3.00%, 09/01/27	5,442	5,654,961
3.00%, 11/01/27	1,872	1,944,404
3.00%, 12/01/27	1,325	1,376,202
3.00%, 01/01/28	714	741,195
3.00%, 05/01/29	24,255	25,168,082
3.00%, 07/01/30	19,923	20,679,905
3.00%, 09/01/30[g]	36,060	37,372,948
3.00%, 05/01/33	6,957	7,159,319
3.00%, 02/01/43	44,725	44,999,144
3.00%, 04/01/43	37,424	37,622,726
3.00%, 09/01/45[g]	204,760	205,239,447
3.05%, 11/01/40[a]	3,338	3,559,477
3.12%, 08/01/41[a]	2,087	2,211,331
3.16%, 11/01/40[a]	2,704	2,885,576
3.21%, 11/01/40[a]	5,033	5,300,324
3.46%, 11/01/41[a]	8,178	8,609,176
3.50%, 11/01/25	9,815	10,356,979
3.50%, 03/01/26	7,601	8,021,551
3.50%, 06/01/26	2,115	2,231,517
3.50%, 09/01/30[g]	52,919	55,680,710
3.50%, 03/01/32	3,864	4,062,303
3.50%, 10/01/42	2,977	3,094,492
3.50%, 11/01/42	2,598	2,701,097
3.50%, 04/01/43	14,791	15,377,830
3.50%, 06/01/43	3,491	3,633,015
3.50%, 08/01/43	22,722	23,597,637
3.50%, 10/01/43	4,805	4,998,453
3.50%, 01/01/44	52,730	54,829,492
3.50%, 02/01/44	31,603	32,877,359
3.50%, 01/01/45	79,366	82,250,813
3.50%, 03/01/45	19,401	20,105,918
3.50%, 09/01/45[g]	194,549	201,327,817
4.00%, 05/01/25	1,206	1,287,107
4.00%, 10/01/25	6,636	7,081,656
4.00%, 02/01/26	4,056	4,329,568
4.00%, 05/01/26	5,465	5,833,333
4.00%, 09/01/30[g]	3,353	3,508,600

Security	Principal (000s)	Value
4.00%, 09/01/41	$12,700	$13,559,103
4.00%, 02/01/42	9,804	10,463,196
4.00%, 03/01/42	2,484	2,640,303
4.00%, 07/01/44	6,628	7,107,554
4.00%, 06/01/45	30,032	31,959,215
4.00%, 08/01/45	93,150	99,121,517
4.00%, 09/01/45[g]	157,518	167,067,529
4.50%, 04/01/22	3,938	4,117,547
4.50%, 05/01/23	2,062	2,155,620
4.50%, 07/01/24	1,900	2,005,792
4.50%, 08/01/24	423	452,880
4.50%, 09/01/24	1,108	1,187,047
4.50%, 10/01/24	1,047	1,123,976
4.50%, 08/01/30	8,050	8,774,718
4.50%, 03/01/39	5,343	5,882,003
4.50%, 05/01/39	6,713	7,387,341
4.50%, 10/01/39	5,005	5,430,928
4.50%, 01/01/40	1,360	1,476,656
4.50%, 02/01/41	3,311	3,598,607
4.50%, 05/01/41	14,275	15,778,773
4.50%, 09/01/45[g]	130,800	141,550,125
5.00%, 12/01/24	5,854	6,211,011
5.00%, 08/01/25	4,771	5,230,464
5.00%, 06/01/33	1,977	2,198,599
5.00%, 12/01/33	5,750	6,394,649
5.00%, 07/01/35	7,255	8,025,528
5.00%, 01/01/36	3,847	4,234,812
5.00%, 01/01/37	448	494,041
5.00%, 02/01/37	400	440,351
5.00%, 02/01/38	2,087	2,300,028
5.00%, 03/01/38	14,711	16,128,193
5.00%, 12/01/38	1,953	2,142,264
5.00%, 08/01/40	2,936	3,238,146
5.00%, 09/01/40	11,326	12,492,472
5.00%, 08/01/41	3,216	3,555,793
5.00%, 09/01/45[g]	6,000	6,582,188
5.50%, 02/01/34	7,545	8,433,795
5.50%, 05/01/35	5,059	5,662,418
5.50%, 06/01/35	2,966	3,314,357
5.50%, 05/01/36	4,103	4,567,837
5.50%, 07/01/36	7,287	8,103,770
5.50%, 03/01/38	4,848	5,393,955
5.50%, 04/01/38	1,377	1,540,961
5.50%, 01/01/39	2,860	3,207,421
5.50%, 11/01/39	3,540	3,991,304
6.00%, 10/01/36	3,052	3,481,030
6.00%, 02/01/37	3,345	3,776,929

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.00%, 11/01/37	$9,742	$10,991,833
6.00%, 09/01/38	178	200,548
Federal National Mortgage Association
1.00%, 07/01/30	40,005	42,392,830
1.00%, 04/01/41	2,937	3,267,561
1.00%, 10/01/43	19,458	20,233,379
2.43%, 02/01/42[a]	2,336	2,448,158
2.50%, 05/01/27	8,577	8,790,115
2.50%, 10/01/27	8,857	9,076,973
2.50%, 03/01/30	25,420	25,836,866
2.50%, 09/01/30[g]	258,199	262,112,459
2.50%, 09/01/45[g]	4,175	4,041,922
2.80%, 08/01/41[a]	3,570	3,793,899
2.93%, 10/01/41[a]	3,745	3,958,569
3.00%, 01/01/27	15,553	16,182,773
3.00%, 10/01/27	14,190	14,766,669
3.00%, 11/01/27	11,046	11,496,007
3.00%, 07/01/30	13,699	14,245,498
3.00%, 09/01/30[g]	241,299	250,460,821
3.00%, 05/01/33	1,825	1,884,325
3.00%, 08/01/42	72	73,077
3.00%, 09/01/42	274	276,336
3.00%, 10/01/42	11,497	11,616,240
3.00%, 11/01/42	39	39,043
3.00%, 12/01/42	11,126	11,239,858
3.00%, 01/01/43	27,808	28,095,439
3.00%, 02/01/43	781	788,471
3.00%, 03/01/43	17,239	17,409,239
3.00%, 04/01/43	36,906	37,264,541
3.00%, 05/01/43	19,640	19,826,166
3.00%, 06/01/43	29,339	29,604,099
3.00%, 07/01/43	221,600	223,595,847
3.00%, 08/01/43	30,479	30,755,865
3.00%, 09/01/43	29,872	30,134,721
3.00%, 10/01/43	247	249,953
3.00%, 11/01/43	6,594	6,652,567
3.00%, 09/01/45[g]	146,603	147,381,828
3.50%, 09/01/30[g]	96,323	101,500,361
3.50%, 01/01/32	5,467	5,757,890
3.50%, 02/01/32	6,110	6,436,025
3.50%, 05/01/42	3,739	3,899,202
3.50%, 11/01/42	15,112	15,711,440
3.50%, 12/01/42	18,400	19,134,303
3.50%, 05/01/43	31,346	32,576,090
3.50%, 06/01/43	14,661	15,242,154
3.50%, 02/01/45	44,901	46,622,475
3.50%, 03/01/45	50,441	52,604,728

Security	Principal (000s)	Value
3.50%, 04/01/45	$111,213	$115,476,915
3.50%, 05/01/45	104,828	109,125,651
3.50%, 08/01/45	79,802	82,861,531
3.50%, 09/01/45[g]	215,201	223,170,162
4.00%, 10/01/25	15,047	16,029,809
4.00%, 11/01/25	1,139	1,204,578
4.00%, 03/01/26	2,773	2,953,829
4.00%, 06/01/26	3,949	4,205,655
4.00%, 09/01/26	1,751	1,864,964
4.00%, 09/01/30[g]	41,967	43,960,433
4.00%, 12/01/30	6,169	6,608,361
4.00%, 01/01/31	2,135	2,286,754
4.00%, 02/01/31	1,890	2,023,755
4.00%, 10/01/31	7,310	7,843,311
4.00%, 02/01/32	9,295	9,976,055
4.00%, 11/01/41	9,164	9,804,011
4.00%, 03/01/42	12,340	13,196,631
4.00%, 06/01/42	6,896	7,373,589
4.00%, 12/01/44	47,584	51,147,976
4.00%, 02/01/45	74,057	79,926,008
4.00%, 05/01/45	44,956	48,503,126
4.00%, 06/01/45	6,800	7,271,819
4.00%, 07/01/45	76,185	81,251,149
4.00%, 08/01/45	85,627	91,307,986
4.00%, 09/01/45[g]	192,195	204,422,447
4.50%, 09/01/18	2,376	2,468,801
4.50%, 10/01/24	2,456	2,643,713
4.50%, 02/01/25	994	1,067,892
4.50%, 04/01/25	1,226	1,314,149
4.50%, 06/01/25	6,104	6,557,390
4.50%, 09/01/30[g]	14,750	15,293,906
4.50%, 08/01/31	6,560	7,177,926
4.50%, 09/01/40	17,569	19,082,562
4.50%, 12/01/40	8,574	9,321,252
4.50%, 01/01/41	22,707	24,688,510
4.50%, 05/01/41	12,210	13,347,241
4.50%, 06/01/41	70,134	76,505,106
4.50%, 08/01/41	19,326	21,012,745
4.50%, 09/01/41	8,347	9,132,445
4.50%, 10/01/44	44,587	48,502,862
4.50%, 09/01/45[g]	121,008	131,161,328
5.00%, 08/01/20	3,104	3,230,897
5.00%, 07/01/23	2,138	2,297,891
5.00%, 12/01/23	1,882	2,029,624
5.00%, 09/01/30[g]	1,000	1,041,563
5.00%, 11/01/33	14,475	16,039,027
5.00%, 12/01/39	643	709,293

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.00%, 01/01/40	$16	$17,166
5.00%, 03/01/40	10,256	11,364,798
5.00%, 04/01/40	1,347	1,488,185
5.00%, 05/01/40	114	125,930
5.00%, 06/01/40	134	149,545
5.00%, 07/01/40	8	9,223
5.00%, 08/01/40	5,683	6,356,846
5.00%, 09/01/40	45	49,980
5.00%, 10/01/40	139	154,713
5.00%, 05/01/41	16,762	18,490,095
5.00%, 06/01/41	3,912	4,338,011
5.00%, 08/01/41	6,021	6,698,219
5.00%, 10/01/41	19,657	21,744,569
5.00%, 01/01/42[h]	81,860	90,315,184
5.00%, 05/01/42	41,486	45,854,031
5.00%, 09/01/45[g]	33,025	36,430,267
5.50%, 12/01/19	2,378	2,499,801
5.50%, 05/01/33	5,733	6,466,308
5.50%, 11/01/33	11,244	12,680,374
5.50%, 09/01/34	16,246	18,326,382
5.50%, 09/01/36	1,265	1,426,575
5.50%, 03/01/38	1,364	1,540,229
5.50%, 06/01/38	32,618	36,471,319
5.50%, 11/01/38	2,411	2,722,809
5.50%, 07/01/40	6,279	7,108,088
5.50%, 09/14/45	116,827	130,827,986
6.00%, 03/01/34	8,602	9,806,833
6.00%, 05/01/34	743	853,370
6.00%, 08/01/34	1,391	1,584,111
6.00%, 11/01/34	453	515,586
6.00%, 09/01/36	3,185	3,598,835
6.00%, 08/01/37	8,289	9,369,281
6.00%, 03/01/38	1,624	1,848,646
6.00%, 05/01/38	909	1,034,080
6.00%, 09/01/38	803	909,149
6.00%, 06/01/39	12,198	13,867,656
6.00%, 10/01/39	994	1,133,748
6.00%, 09/01/45[g]	12,220	13,821,966
6.50%, 08/01/36	149	170,760
6.50%, 09/01/36	1,071	1,232,546
6.50%, 10/01/36	162	185,892
6.50%, 12/01/36	178	204,172
6.50%, 07/01/37	273	313,505
6.50%, 08/01/37	10,639	12,212,256
6.50%, 10/01/37	501	574,670
6.50%, 11/01/37	79	94,765
6.50%, 12/01/37	3,596	4,127,075

Security		Principal (000s)	Value
6.50%, 06/01/38		$84	$96,176
6.50%, 10/01/39		3,446	3,999,905
6.50%, 05/01/40		94	107,912
7.00%, 04/01/37		3,816	4,506,015
Series 2014-M06, Class A2
2.68%, 05/25/21[a]		2,500	2,557,500
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5
5.09%, 03/25/19		3,100	3,450,951
Series K004, Class A1
3.41%, 05/25/19		4,695	4,893,310
Series K006, Class A1
3.40%, 07/25/19		3,154	3,279,951
Series K006, Class A2
4.25%, 01/25/20		2,425	2,652,853
Series K007, Class A2
4.22%, 03/25/20		18,775	20,558,625
Series K008, Class A1
2.75%, 12/25/19		1,448	1,487,416
Series K010, Class A1
3.32%, 07/25/20		279	289,274
Series K013, Class A2
3.97%, 01/25/21	(Call 01/11/21)	4,000	4,368,520
Series K014, Class A1
2.79%, 10/25/20		1,351	1,397,819
Series K020, Class A2
2.37%, 05/25/22		12,400	12,386,112
Series K024, Class A2
2.57%, 09/25/22		890	894,940
Series K026, Class A2
2.51%, 11/25/22		11,900	11,888,933
Series K031, Class A2
3.30%, 04/25/23[a]		5,100	5,333,274
Series K033, Class A2
3.06%, 07/25/23[a]		2,900	2,978,706
Series K036, Class A2
3.53%, 10/25/23[a]		3,350	3,541,051
Series K037, Class A2
3.49%, 01/25/24		10,700	11,280,796
Series K038, Class A1
2.60%, 10/25/23		3,006	3,092,430
Series K046, Class A2
3.21%, 03/25/25		5,000	5,136,650
Series K703, Class A2
2.70%, 05/25/18		10,000	10,318,900
Series K718, Class A2
2.79%, 01/25/22		3,500	3,595,690

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Government National Mortgage Association
2.50%, 05/20/45	$14,014	$13,804,005
3.00%, 09/15/42	31	32,035
3.00%, 10/15/42	84	86,167
3.00%, 03/15/43	841	857,632
3.00%, 06/15/43	215	218,730
3.00%, 07/15/43	394	401,467
3.00%, 08/15/43	845	861,189
3.00%, 09/20/43	27,272	27,808,791
3.00%, 11/15/43	2,363	2,409,510
3.00%, 08/20/44	78,570	80,116,857
3.00%, 09/15/44	3,708	3,767,302
3.00%, 10/15/44	3,145	3,195,838
3.00%, 06/20/45	45,992	46,737,235
3.00%, 09/01/45[g]	168,865	171,239,664
3.50%, 09/15/41	956	1,000,329
3.50%, 12/15/41	9,896	10,357,939
3.50%, 01/15/42	1,507	1,577,666
3.50%, 06/15/42	97	101,178
3.50%, 08/20/42	52,724	55,210,831
3.50%, 09/15/42	3,260	3,408,154
3.50%, 10/15/42	1,861	1,942,267
3.50%, 10/20/42	3,463	3,626,475
3.50%, 11/15/42	2,529	2,644,003
3.50%, 02/15/43	893	934,292
3.50%, 03/15/43	1,023	1,070,240
3.50%, 04/15/43	175	182,389
3.50%, 05/15/43	3,072	3,212,112
3.50%, 06/15/43	4,178	4,391,840
3.50%, 08/15/43	765	797,968
3.50%, 01/20/44	34,541	36,157,646
3.50%, 06/20/44	48,096	50,286,453
3.50%, 08/15/44	236	246,388
3.50%, 08/20/44	45,134	47,189,337
3.50%, 09/15/44	1,116	1,163,705
3.50%, 09/20/44	35,783	37,412,330
3.50%, 10/15/44	1,265	1,320,615
3.50%, 09/01/45[g]	323,000	336,576,094
4.00%, 06/15/39	41	43,771
4.00%, 09/20/40	16,275	17,426,549
4.00%, 01/15/41	22	23,762
4.00%, 01/20/41	4,815	5,155,659
4.00%, 02/15/41	11,543	12,290,486
4.00%, 05/20/41	95	101,090
4.00%, 07/15/41	7,137	7,595,772
4.00%, 08/15/41	35	37,737

Security	Principal (000s)	Value
4.00%, 09/15/41	$130	$138,434
4.00%, 09/20/41	6,659	7,106,005
4.00%, 10/15/41	1,932	2,057,117
4.00%, 11/15/41	1,073	1,142,615
4.00%, 12/15/41	4,095	4,381,797
4.00%, 12/20/41	20,730	22,121,103
4.00%, 01/15/42	317	337,217
4.00%, 01/20/42	8,960	9,594,192
4.00%, 02/15/42	1,827	1,962,212
4.00%, 03/15/42	8,893	9,550,850
4.00%, 04/15/42	3,803	4,047,260
4.00%, 09/20/42	3,142	3,337,270
4.00%, 11/15/42	135	143,669
4.00%, 05/15/43	890	946,956
4.00%, 08/15/43	151	160,464
4.00%, 10/20/43	29,738	31,582,307
4.00%, 03/15/44	1,812	1,928,207
4.00%, 04/15/44	408	434,495
4.00%, 06/15/44	368	391,178
4.00%, 08/15/44	99	105,888
4.00%, 08/20/44	2,041	2,167,453
4.00%, 09/15/44	504	536,933
4.00%, 10/15/44	239	254,426
4.00%, 10/20/44	40,989	43,514,380
4.00%, 11/20/44	45,737	48,543,141
4.00%, 01/20/45	181,712	193,063,083
4.00%, 09/01/45[g]	3,541	3,755,673
4.50%, 04/15/39	2,233	2,428,896
4.50%, 08/15/39	12,263	13,334,305
4.50%, 11/20/39	5,507	5,983,733
4.50%, 01/20/40	1,494	1,622,779
4.50%, 06/15/40	8,405	9,142,014
4.50%, 07/15/40	7,950	8,627,770
4.50%, 08/15/40	8,077	8,794,293
4.50%, 08/20/40	10,107	10,982,971
4.50%, 09/15/40	12,254	13,293,501
4.50%, 10/20/40	19,823	21,539,918
4.50%, 06/20/41	19,171	20,831,719
4.50%, 09/20/41	11,548	12,548,150
4.50%, 12/20/41	2,130	2,319,161
4.50%, 09/01/45[g]	79,750	85,676,680
5.00%, 12/15/36	2,330	2,568,178
5.00%, 01/15/39	8,485	9,364,066
5.00%, 07/15/39	15,805	17,432,677
5.00%, 05/15/40	6,133	6,764,499
5.00%, 07/20/40	31,820	35,353,551
5.00%, 08/20/40	10,693	11,880,590

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.50%, 03/15/36		$3,256	$3,704,459
5.50%, 06/20/38		4,268	4,787,324
5.50%, 03/20/39		5,477	6,189,606
5.50%, 12/15/39		1,594	1,791,641
5.50%, 01/15/40		12,625	14,192,702
6.00%, 03/15/37		10,727	12,354,819
6.00%, 09/20/38		4,970	5,584,327
6.00%, 11/15/39		2,071	2,343,144
6.50%, 10/20/38		6,334	7,244,366

			7,436,669,218
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.82%
Federal Home Loan Banks
1.00%, 06/21/17[b]		5,280	5,304,802
4.88%, 05/17/17[b]		700	749,386
5.00%, 11/17/17[b]		15,525	16,914,977
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18		27,992	27,903,344
1.00%, 06/29/17[b]		7,000	7,032,129
1.00%, 09/29/17		2,200	2,207,818
1.25%, 10/02/19[b]		410	405,943
1.38%, 05/01/20[b]		18,400	18,198,848
1.75%, 09/10/15		2,290	2,290,916
1.75%, 05/30/19		18,920	19,163,750
2.38%, 01/13/22[b]		101,220	103,089,523
2.50%, 05/27/16		52,094	52,897,706
2.51%, 11/08/23	(Call 11/08/15)[b]	100	97,612
6.25%, 07/15/32[b]		13,923	19,554,336
6.75%, 03/15/31[b]		20,320	29,377,918
Federal National Mortgage Association
0.50%, 09/28/15		600	600,166
0.75%, 04/20/17[b]		30,400	30,419,067
0.88%, 02/08/18[b]		24,496	24,443,735
0.88%, 05/21/18[b]		33,025	32,861,784
1.00%, 09/27/17[b]		2,600	2,608,478
1.63%, 01/21/20[b]		69,900	70,081,572
1.75%, 06/20/19[b]		1,100	1,113,654
1.75%, 09/12/19[b]		99,800	100,865,595
2.38%, 04/11/16		6,220	6,295,785
2.56%, 04/01/44[a]		4,894	5,107,025
5.00%, 05/11/17[b]		76,953	82,453,308
5.38%, 06/12/17		510	551,482
6.25%, 05/15/29[b]		5,075	6,969,640
6.63%, 11/15/30[b]		13,390	19,114,522
7.25%, 05/15/30[b]		6,826	10,245,371
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19		9,500	10,053,122

Security	Principal (000s)	Value
Tennessee Valley Authority
4.88%, 01/15/48[b]	$8,035	$9,471,965
5.50%, 07/18/17	6,964	7,577,184
7.13%, 05/01/30[b]	3,556	5,163,068

		731,185,531
U.S. GOVERNMENT OBLIGATIONS — 37.28%
U.S. Treasury Note/Bond
0.25%, 11/30/15	102,500	102,527,675
0.38%, 04/30/16[b]	137,000	137,036,990
0.50%, 07/31/16[b]	154,700	154,845,409
0.50%, 09/30/16[b]	32,000	32,018,560
0.50%, 11/30/16	30,000	29,988,899
0.50%, 01/31/17[b]	33,000	32,964,030
0.50%, 03/31/17[b]	9,000	8,981,100
0.50%, 04/30/17[b]	35,000	34,908,649
0.63%, 05/31/17[b]	284,331	284,032,444
0.63%, 08/31/17	64,600	64,451,418
0.63%, 09/30/17[b]	50,000	49,841,999
0.63%, 11/30/17	22,160	22,040,779
0.75%, 06/30/17	1,080	1,080,799
0.75%, 12/31/17	225,000	224,295,741
0.75%, 02/28/18[b]	131,875	131,230,134
0.88%, 12/31/16[b]	7,200	7,228,944
0.88%, 04/15/17[b]	15,000	15,053,699
0.88%, 04/30/17	50,370	50,538,739
0.88%, 06/15/17	46,560	46,701,081
0.88%, 11/15/17	60,000	60,034,195
0.88%, 01/31/18[b]	30,000	29,968,499
0.88%, 07/31/19[b]	1,250	1,226,538
1.00%, 08/31/16[b]	61,798	62,140,979
1.00%, 09/30/16[b]	103,461	104,070,390
1.00%, 03/31/17[b]	361,132	363,172,403
1.00%, 05/15/18[b]	20,000	19,996,201
1.00%, 05/31/18	30,000	29,983,500
1.00%, 11/30/19	219,500	215,487,533
1.13%, 05/31/19[b]	60,000	59,604,602
1.13%, 03/31/20[b]	73,200	71,957,797
1.25%, 10/31/18	238,260	238,998,582
1.25%, 11/30/18	1,000	1,002,360
1.25%, 10/31/19[b]	108,000	107,265,600
1.25%, 01/31/20[b]	9,000	8,917,920
1.38%, 07/31/18[b]	60,000	60,530,406
1.38%, 09/30/18[b]	201,773	203,304,262
1.38%, 11/30/18[b]	40,000	40,265,997
1.38%, 12/31/18	46,800	47,058,337
1.38%, 01/31/20	20,400	20,312,484
1.38%, 02/29/20	50,000	49,799,999

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.38%, 03/31/20[b]	$10,000	$9,948,800
1.38%, 05/31/20	154,154	153,037,927
1.50%, 12/31/18	25,000	25,238,748
1.50%, 01/31/19	30,000	30,265,203
1.50%, 02/28/19	4,000	4,033,760
1.50%, 05/31/19	105,000	105,674,098
1.50%, 10/31/19	18,720	18,776,723
1.50%, 11/30/19[b]	192,500	193,035,150
1.50%, 05/31/20[b]	68,000	67,979,601
1.50%, 01/31/22	7,000	6,838,790
1.63%, 08/31/19	172,280	173,945,953
1.63%, 06/30/20[b]	11,500	11,549,796
1.63%, 08/15/22	2,091	2,047,737
1.63%, 11/15/22	1,181	1,153,719
1.75%, 09/30/19	15,000	15,206,101
1.75%, 10/31/20[b]	30,000	30,175,800
1.75%, 03/31/22[b]	90,000	89,156,704
1.75%, 05/15/22	40,150	39,741,675
1.75%, 05/15/23	82,888	81,123,316
1.88%, 08/31/17[b]	199,780	204,115,238
1.88%, 09/30/17	75,000	76,646,999
1.88%, 10/31/17	97,887	100,061,071
1.88%, 06/30/20[b]	113,119	114,859,903
1.88%, 11/30/21	75,500	75,603,430
1.88%, 05/31/22[b]	17,000	16,955,800
2.00%, 04/30/16[b]	190,214	192,315,857
2.00%, 07/31/20[b]	14,250	14,547,826
2.00%, 09/30/20	67,000	68,302,485
2.00%, 11/30/20	50,000	50,874,000
2.00%, 05/31/21	40,000	40,508,404
2.00%, 08/31/21	50,000	50,537,498
2.00%, 11/15/21	60,000	60,540,596
2.00%, 02/15/23[b]	570	569,846
2.00%, 02/15/25	4,000	3,930,160
2.13%, 08/31/20	50,820	52,131,665
2.13%, 01/31/21	49,400	50,501,621
2.13%, 08/15/21	19,232	19,586,831
2.13%, 09/30/21	53,100	54,006,421
2.13%, 12/31/21	30,000	30,464,397
2.13%, 06/30/22	58,000	58,793,438
2.13%, 05/15/25[b]	154,600	153,425,037
2.25%, 11/30/17	20,000	20,616,801
2.25%, 07/31/21[b]	125,200	128,407,619
2.25%, 11/15/24	172,500	173,398,732
2.38%, 05/31/18	113,125	117,274,424
2.38%, 06/30/18	12,000	12,443,400
2.38%, 08/15/24	96,896	98,543,229

Security	Principal (000s)	Value
2.50%, 06/30/17	$2,352	$2,428,299
2.50%, 08/15/23	55,211	57,007,565
2.50%, 05/15/24	201,850	207,669,342
2.50%, 02/15/45[b]	60,000	54,569,998
2.63%, 04/30/18[b]	53,088	55,360,166
2.63%, 08/15/20	9,024	9,468,973
2.75%, 11/30/16	34,340	35,286,755
2.75%, 12/31/17	23,000	23,992,679
2.75%, 02/15/19	11,000	11,563,970
2.75%, 11/15/23	8,760	9,210,877
2.75%, 02/15/24	97,000	101,874,259
2.75%, 08/15/42	2,878	2,772,924
2.75%, 11/15/42	163,971	157,738,457
2.88%, 05/15/43	9,484	9,345,628
2.88%, 08/15/45	25,000	24,712,000
3.00%, 08/31/16	106,533	109,246,401
3.00%, 09/30/16[b]	19,000	19,516,609
3.00%, 02/28/17	36,169	37,453,001
3.00%, 11/15/44	141,650	142,924,863
3.00%, 05/15/45[b]	134,500	136,013,125
3.13%, 01/31/17[b]	62,241	64,469,229
3.13%, 05/15/21	24,431	26,250,618
3.13%, 02/15/43	47,600	49,237,441
3.13%, 08/15/44	65,000	67,224,948
3.25%, 12/31/16	112,400	116,368,851
3.25%, 03/31/17	2,964	3,085,435
3.38%, 11/15/19	12,320	13,292,418
3.38%, 05/15/44	36,600	39,684,283
3.50%, 05/15/20	109,654	119,373,728
3.63%, 02/15/20[b]	158,155	172,713,182
3.63%, 02/15/21	17,747	19,535,898
3.63%, 08/15/43	24,600	27,951,750
3.63%, 02/15/44	30,450	34,571,713
3.75%, 08/15/41[b]	4,000	4,640,600
3.75%, 11/15/43	30,250	35,157,457
3.88%, 08/15/40	4,776	5,625,650
4.25%, 05/15/39	1,040	1,293,427
4.25%, 11/15/40	31	38,664
4.38%, 11/15/39[b]	28,622	36,258,634
4.38%, 05/15/40	40,371	51,169,032
4.38%, 05/15/41	2,949	3,759,297
4.50%, 02/15/36[b]	41,360	53,410,234
4.50%, 08/15/39	40,170	51,747,395
4.63%, 02/15/40	93,400	122,533,329
4.75%, 08/15/17	6,200	6,680,066
4.75%, 02/15/37[b]	77	102,784
4.75%, 02/15/41[b]	48,258	64,753,067

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. AGGREGATE BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
5.00%, 05/15/37[b]	$6,108	$8,431,788
5.25%, 11/15/28[b]	127	167,653
5.25%, 02/15/29[b]	6,440	8,510,331
5.38%, 02/15/31[b]	12,440	16,992,293
6.13%, 08/15/29	31,600	45,249,622
6.25%, 05/15/30[b]	11,053	16,164,129
6.38%, 08/15/27[b]	32,080	45,664,918
6.50%, 11/15/26[b]	12,200	17,305,334
6.88%, 08/15/25[b]	61,065	86,880,225
7.25%, 08/15/22[b]	119,000	160,745,202
7.50%, 11/15/16	261,828	283,693,230
7.50%, 11/15/24[b]	40,000	58,048,401
7.63%, 02/15/25[b]	13,817	20,329,505
8.13%, 08/15/19[b]	73,984	93,361,890
8.75%, 05/15/17[b]	5,318	6,046,939
8.75%, 05/15/20	22,000	29,219,079
8.75%, 08/15/20	6,500	8,731,580
8.88%, 08/15/17[b]	20,002	23,162,916

		9,651,548,058

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $17,568,217,642)		17,819,402,807

SHORT-TERM INVESTMENTS — 24.94%

MONEY MARKET FUNDS — 24.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,i,j]	2,491,203	2,491,202,725
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,i,j]	3,965,081	3,965,081,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,i]	100	100,000

		6,456,383,886

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,456,383,886)		6,456,383,886

TOTAL INVESTMENTS IN SECURITIES — 124.64%
(Cost: $32,034,861,981)		32,266,565,333
Other Assets, Less Liabilities — (24.64)%		(6,379,282,818)

NET ASSETS — 100.00%		$25,887,282,515

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Step coupon security. Coupon rate will either increase(step-up bond) or decrease(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	To-be-announced (TBA). See Note 1.
[h]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[i]	The rate quoted is the annualized seven-day yield of the fund at period end.
[j]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$131,416,112	$25,551,563,964
Affiliated (Note 2)	23,307,050	6,483,298,017

Total cost of investments	$154,723,162	$32,034,861,981

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$122,620,424	$25,783,081,870
Affiliated (Note 2)	23,307,050	6,483,483,463

Total fair value of investments	145,927,474	32,266,565,333
Cash	—	340,922
Receivables:
Investment securities sold	618,384	737,346,976
Due from custodian (Note 4)	—	987,746
Interest	1,455,615	147,362,181
Capital shares sold	—	10,178,081

Total Assets	148,001,473	33,162,781,239

LIABILITIES
Payables:
Investment securities purchased	1,136,290	4,406,480,638
Collateral for securities on loan (Note 1)	21,653,143	2,812,637,980
Due to broker for TBA collateral	—	15,567,000
Capital shares redeemed	—	39,331,798
Investment advisory fees (Note 2)	12,887	1,481,308

Total Liabilities	22,802,320	7,275,498,724

NET ASSETS	$125,199,153	$25,887,282,515

Net assets consist of:
Paid-in capital	$135,294,708	$25,507,490,031
Undistributed net investment income	444,234	55,394,714
Undistributed net realized gain (accumulated net realized loss)	(1,744,101)	92,694,418
Net unrealized appreciation (depreciation)	(8,795,688)	231,703,352

NET ASSETS	$125,199,153	$25,887,282,515

Shares outstanding[b]	2,100,000	237,500,000

Net asset value per share	$59.62	$109.00

[a]	Securities on loan with values of $21,183,122 and $2,754,077,756, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares Core 10+ Year USD Bond ETF	iShares Core U.S. Aggregate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$3,511,386	$255,607,322
Interest — affiliated (Note 2)	60	3,415,687
Securities lending income — affiliated — net (Note 2)	20,542	2,110,813

Total investment income	3,531,988	261,133,822

EXPENSES
Investment advisory fees (Note 2)	104,121	9,936,378

Total expenses	104,121	9,936,378
Less investment advisory fees waived (Note 2)	—	(1,642,930)

Net expenses	104,121	8,293,448

Net investment income	3,427,867	252,840,374

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(79,729)	(4,509,229)
In-kind redemptions — unaffiliated	(436,619)	54,567,130
In-kind redemptions — affiliated (Note 2)	—	77,524

Net realized gain (loss)	(516,348)	50,135,425

Net change in unrealized appreciation/depreciation	(15,612,549)	(478,233,442)

Net realized and unrealized loss	(16,128,897)	(428,098,017)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,701,030)	$(175,257,643)

See notes to financial statements.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Core 10+ Year USD Bond ETF		iShares Core U.S. Aggregate Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,427,867	$3,851,559	$252,840,374	$414,733,547
Net realized gain (loss)	(516,348)	(284,406)	50,135,425	215,871,164
Net change in unrealized appreciation/depreciation	(15,612,549)	8,683,317	(478,233,442)	352,731,626

Net increase (decrease) in net assets resulting from operations	(12,701,030)	12,250,470	(175,257,643)	983,336,337

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,597,174)	(3,333,953)	(277,327,089)	(364,320,263)
From net realized gain	—	—	—	(97,387,721)

Total distributions to shareholders	(3,597,174)	(3,333,953)	(277,327,089)	(461,707,984)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,120,716	184,129,488	3,708,535,003	9,343,119,915
Cost of shares redeemed	(96,810,557)	—	(1,526,499,384)	(1,686,914,554)

Net increase (decrease) in net assets from capital share transactions	(80,689,841)	184,129,488	2,182,035,619	7,656,205,361

INCREASE (DECREASE) IN NET ASSETS	(96,988,045)	193,046,005	1,729,450,887	8,177,833,714

NET ASSETS
Beginning of period	222,187,198	29,141,193	24,157,831,628	15,979,997,914

End of period	$125,199,153	$222,187,198	$25,887,282,515	$24,157,831,628

Undistributed net investment income included in net assets at end of period	$444,234	$613,541	$55,394,714	$79,881,429

SHARES ISSUED AND REDEEMED
Shares sold	250,000	2,950,000	33,800,000	85,300,000
Shares redeemed	(1,600,000)	—	(13,900,000)	(15,400,000)

Net increase (decrease) in shares outstanding	(1,350,000)	2,950,000	19,900,000	69,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	95

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$64.40	$58.28	$62.20	$61.10	$51.99	$50.52

Income from investment operations:
Net investment income[a]	1.23	2.46	2.34	2.20	2.51	2.46
Net realized and unrealized gain (loss)[b]	(4.77)	5.97	(3.55)	1.06	9.07	1.41

Total from investment operations	(3.54)	8.43	(1.21)	3.26	11.58	3.87

Less distributions from:
Net investment income	(1.24)	(2.31)	(2.71)	(2.16)	(2.47)	(2.40)

Total distributions	(1.24)	(2.31)	(2.71)	(2.16)	(2.47)	(2.40)

Net asset value, end of period	$59.62	$64.40	$58.28	$62.20	$61.10	$51.99

Total return	(5.52)%[c]	14.72%	(1.82)%[d]	5.38%	22.81%	7.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$125,199	$222,187	$29,141	$105,732	$24,439	$15,597
Ratio of expenses to average net assets[e]	0.12%	0.12%	0.12%	0.16%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	3.95%	3.95%	3.97%	3.47%	4.43%	4.65%
Portfolio turnover rate[f]	6%	15%	8%	50%	12%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -1.94%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$111.02	$108.19	$110.68	$110.58	$105.56	$104.57

Income from investment operations:
Net investment income[a]	1.12	2.35	2.49	2.67	3.11	2.66
Net realized and unrealized gain (loss)[b]	(1.90)	3.09	(2.51)	0.64	5.36	2.27

Total from investment operations	(0.78)	5.44	(0.02)	3.31	8.47	4.93

Less distributions from:
Net investment income	(1.24)	(2.06)	(2.46)	(2.73)	(2.97)	(2.90)
Net realized gain	—	(0.55)	(0.01)	(0.48)	(0.48)	(1.04)

Total distributions	(1.24)	(2.61)	(2.47)	(3.21)	(3.45)	(3.94)

Net asset value, end of period	$109.00	$111.02	$108.19	$110.68	$110.58	$105.56

Total return	(0.69)%[c]	5.07%	0.01%	3.02%	8.16%	4.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,887,283	$24,157,832	$15,979,998	$14,842,445	$14,773,935	$11,041,127
Ratio of expenses to average net assets[d]	0.07%	0.07%	0.08%	0.16%	0.20%	0.20%
Ratio of expenses to average net assets prior to waived fees[d]	0.08%	0.08%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.04%	2.14%	2.31%	2.40%	2.87%	2.51%
Portfolio turnover rate[e,f]	160%	318%	180%	110%	131%	406%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core 10+ Year USD Bond	Diversified
Core U.S. Aggregate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Core 10+ Year USD Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$65,019,790	$—	$65,019,790
Foreign Government Obligations	—	9,903,766	—	9,903,766
Municipal Debt Obligations	—	6,576,163	—	6,576,163
U.S. Government & Agency Obligations	—	41,120,705	—	41,120,705
Money Market Funds	23,307,050	—	—	23,307,050

Total	$23,307,050	$122,620,424	$—	$145,927,474

Core U.S. Aggregate Bond
Investments:
Assets:
Collateralized Mortgage Obligations	$—	$345,749,446	$—	$345,749,446
Corporate Bonds & Notes	—	6,498,079,141	—	6,498,079,141
Foreign Government Obligations	—	937,449,179	—	937,449,179
Municipal Debt Obligations	—	209,500,874	—	209,500,874
U.S. Government & Agency Obligations	—	17,819,402,807	—	17,819,402,807
Money Market Funds	6,456,383,886	—	—	6,456,383,886

Total	$6,456,383,886	$25,810,181,447	$—	$32,266,565,333

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Core U.S. Aggregate Bond ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Core 10+ Year USD Bond	$21,183,122	$21,183,122	$—
Core U.S. Aggregate Bond	2,754,077,756	2,754,077,756	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares Core 10+ Year USD Bond ETF, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Core U.S. Aggregate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Core 10+ Year USD Bond	$8,803
Core U.S. Aggregate Bond	904,635

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Core U.S. Aggregate Bond
PNC Bank N.A.
1.13%, 01/27/17	$3,025	$—	$—	$3,025	$3,015,914	$18,393	$—
1.15%, 11/01/16	300	—	—	300	299,752	1,461	—
2.70%, 11/01/22	—	2,500	—	2,500	2,404,733	19,313	—
3.80%, 07/25/23	5,750	—	—	5,750	5,846,902	112,714	—
4.20%, 11/01/25	500	—	—	500	520,828	9,472	—
6.00%, 12/07/17	500	1,250	—	1,750	1,902,628	5,032	—
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	5,500	—	—	5,500	5,519,380	101,348	—
PNC Funding Corp.
4.38%, 08/11/20	2,750	—	—	2,750	2,976,116	40,546	—
5.25%, 11/15/15	7,185	—	(3,750)	3,435	3,464,967	111,084	77,524
6.70%, 06/10/19	998	—	—	998	1,148,357	31,642	—

					$27,099,577	$451,005	$77,524

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 10+ Year USD Bond	$4,730,779	$5,094,855	$6,595,825	$4,385,933
Core U.S. Aggregate Bond	39,691,849,766	39,020,333,183	798,749,281	322,801,399

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core 10+ Year USD Bond	$13,317,842	$93,850,355
Core U.S. Aggregate Bond	2,171,813,687	1,054,897,348

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares Core 10+ Year USD Bond ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2015, the Funds’ fiscal year-end, the following Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Core 10+ Year USD Bond	$1,101,579

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 10+ Year USD Bond	$154,759,493	$319,286	$(9,151,305)	$(8,832,019)
Core U.S. Aggregate Bond	32,037,113,821	409,801,244	(180,349,732)	229,451,512

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	107

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	109

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core 10+ Year USD Bond	$1.236377	$—	$—	$1.236377	100%	—%	—%	100%
Core U.S. Aggregate Bond	1.238088	—	—	1.238088	100	—	—	100

SUPPLEMENTAL INFORMATION	111

Notes:

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	113

Notes:

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-23-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
➢	iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Fund Performance Overview

iSHARES® iBOXX® $ HIGH YIELD CORPORATE BOND ETF

Performance as of August 31, 2015

The iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx® USD Liquid High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -3.73%, net of fees, while the total return for the Index was -3.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.69)%	(3.51)%	(3.27)%	(3.69)%	(3.51)%	(3.27)%
5 Years	6.48%	6.43%	6.67%	36.90%	36.55%	38.09%
Since Inception	5.43%	5.40%	5.83%	56.03%	55.68%	60.96%

The inception date of the Fund was 4/4/07. The first day of secondary market trading was 4/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$962.70	$2.47	$1,000.00	$1,022.60	$2.54	0.50%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/15

Sector	Percentage of Total Investments[1]

Communications	24.72%
Consumer Non-Cyclical	17.36
Energy	12.62
Consumer Cyclical	12.41
Financial	11.79
Industrial	6.30
Basic Materials	5.44
Technology	4.76
Utilities	4.01
Diversified	0.59

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Baa	0.70%
Ba	44.73
B	43.20
Caa	9.47
Ca	0.11
Not Rated	1.79

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® iBOXX® $ INVESTMENT GRADE CORPORATE BOND ETF

Performance as of August 31, 2015

The iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -3.64%, net of fees, while the total return for the Index was -3.46%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.30)%	(1.36)%	(1.04)%	(1.30)%	(1.36)%	(1.04)%
5 Years	4.56%	4.35%	4.70%	24.96%	23.74%	25.84%
10 Years	5.07%	5.00%	5.40%	63.97%	62.83%	69.14%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$963.60	$0.74	$1,000.00	$1,024.40	$0.76	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

As of 8/31/15

Sector	Percentage of Total Investments[1]

Financial	34.16%
Consumer Non-Cyclical	16.69
Communications	15.25
Energy	12.00
Technology	6.53
Consumer Cyclical	5.77
Industrial	4.16
Basic Materials	4.14
Utilities	1.24
Diversified	0.06

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments[1]

Aaa	1.62%
Aa	11.06
A	42.03
Baa	42.60
Ba	1.43
Not Rated	1.26

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general credit worthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate lowcredit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 97.09%

ADVERTISING — 0.47%
Affinion Group Inc.
7.88%, 12/15/18 (Call 10/01/15)[a]	$8,200	$5,555,500
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a,b]	9,600	10,008,012
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	8,009	7,948,933
5.38%, 01/15/24 (Call 01/15/19)[a]	8,125	8,287,500
5.88%, 02/01/22 (Call 02/01/17)[a]	6,700	6,951,250
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 02/15/17)	8,925	8,991,937
5.63%, 02/15/24 (Call 02/15/19)	5,600	5,719,000
5.88%, 03/15/25 (Call 09/15/19)[a]	6,650	6,783,000

		60,245,132
AEROSPACE & DEFENSE — 0.69%
KLX Inc.
5.88%, 12/01/22 (Call 12/01/17)[a,b]	20,890	20,524,425
Meccanica Holdings USA Inc.
6.25%, 07/15/19[a,b]	7,550	8,154,000
TransDigm Inc.
5.50%, 10/15/20 (Call 10/15/15)[a]	8,500	8,372,500
6.00%, 07/15/22 (Call 07/15/17)	18,880	18,549,600
6.50%, 07/15/24 (Call 07/15/19)	19,010	18,629,800
6.50%, 05/15/25 (Call 05/15/20)[a,b]	6,700	6,633,000
7.50%, 07/15/21 (Call 07/15/16)	7,850	8,340,625

		89,203,950

Security	Principal (000s)	Value
AIRLINES — 0.39%
Air Canada
6.75%, 10/01/19 (Call 10/01/16)[b]	$5,625	$5,920,313
7.75%, 04/15/21[a,b]	8,180	8,711,700
American Airlines Group Inc.
4.63%, 03/01/20[a,b]	9,565	9,397,612
5.50%, 10/01/19[b]	10,790	10,951,850
Continental Airlines Inc. 2012-3 Pass Through Trust Class C
6.13%, 04/29/18	6,750	7,003,125
U.S. Airways Group Inc.
6.13%, 06/01/18[a]	8,510	8,829,125

		50,813,725
APPAREL — 0.22%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)[a]	13,030	13,567,487
Levi Strauss & Co.
5.00%, 05/01/25 (Call 05/01/20)[a]	7,215	7,016,588
6.88%, 05/01/22 (Call 05/01/17)	6,846	7,359,450

		27,943,525
AUTO MANUFACTURERS — 1.16%
FCA U.S. LLC/CG Co-Issuer Inc.
8.25%, 06/15/21 (Call 06/15/16)	46,467	49,835,858
Fiat Chrysler Automobile NV
4.50%, 04/15/20[a]	21,205	21,151,988
5.25%, 04/15/23[a]	23,240	23,123,800
General Motors Co.
3.50%, 10/02/18	1,041	1,055,636
4.88%, 10/02/23	725	738,278
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	1,225	1,203,844
3.25%, 05/15/18	870	874,965
3.45%, 04/10/22 (Call 02/10/22)[a]	1,180	1,122,162
4.75%, 08/15/17	693	718,567

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)[a,b]	$6,600	$6,319,500
4.13%, 12/15/18[a,b]	10,100	10,144,238
4.25%, 11/15/19[a,b]	10,240	10,163,200
5.63%, 02/01/23 (Call 02/01/18)[a,b]	8,950	8,871,688
Navistar International Corp.
8.25%, 11/01/21 (Call 10/01/15)[a]	17,156	14,882,830

		150,206,554
AUTO PARTS & EQUIPMENT — 1.35%
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	5,231	5,309,465
6.63%, 10/15/22 (Call 10/15/17)	7,925	8,083,500
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)	6,750	6,750,000
5.50%, 12/15/24 (Call 12/15/19)	6,300	6,205,500
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)[a]	13,205	13,977,492
7.00%, 05/15/22 (Call 05/15/17)	9,945	10,566,562
8.25%, 08/15/20 (Call 10/01/15)	13,845	14,468,025
Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	7,808	7,729,920
5.25%, 01/15/25 (Call 01/15/20)[a]	9,105	9,036,713
Schaeffler Finance BV
4.25%, 05/15/21 (Call 05/15/17)[a,b]	12,900	12,513,000
4.75%, 05/15/21 (Call 05/15/16)[a,b]	13,450	13,281,875
4.75%, 05/15/23 (Call 05/15/18)[a,b]	9,700	9,360,500

Security	Principal (000s)	Value
ZF North America Capital Inc.
4.00%, 04/29/20[a,b]	$16,800	$16,800,000
4.50%, 04/29/22[a,b]	15,400	14,899,500
4.75%, 04/29/25[a,b]	26,355	25,037,250

		174,019,302
BANKS — 3.06%
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[a,c]	9,641	9,833,820
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,b,c]	7,400	9,731,000
CIT Group Inc.
3.88%, 02/19/19[a]	15,700	15,778,500
4.25%, 08/15/17[a]	29,425	29,976,719
5.00%, 05/15/17	18,067	18,541,259
5.00%, 08/15/22[a]	20,150	20,442,175
5.00%, 08/01/23[a]	10,760	10,894,500
5.25%, 03/15/18	22,151	22,981,662
5.38%, 05/15/20[a]	11,300	11,865,000
5.50%, 02/15/19[b]	25,855	27,180,069
6.63%, 04/01/18[a,b]	10,801	11,530,068
Commerzbank AG
8.13%, 09/19/23[b]	19,850	23,202,665
Credit Agricole SA
6.64%, 05/29/49 (Call 05/31/17)[a,b,c]	14,145	14,604,712
8.38%, 10/29/49 (Call 10/13/19)[b,c]	14,160	16,213,200
Fifth Third Bancorp
5.10%, 12/29/49 (Call 06/30/23)[a,c]	9,250	8,579,375
Royal Bank of Scotland Group PLC
5.13%, 05/28/24	36,988	37,288,054
6.00%, 12/19/23[a]	30,471	32,533,405
6.10%, 06/10/23[a]	13,847	14,849,732
6.13%, 12/15/22	35,325	38,098,094
Royal Bank of Scotland NV
4.65%, 06/04/18[a]	7,450	7,636,250

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Societe Generale SA
5.92%, 12/31/49 (Call 04/05/17)[a,b,c]	$12,765	$13,020,300

		394,780,559
BEVERAGES — 0.65%
Constellation Brands Inc.
3.75%, 05/01/21[a]	7,400	7,464,750
3.88%, 11/15/19[a]	7,125	7,303,125
4.25%, 05/01/23[a]	17,495	17,582,475
4.75%, 11/15/24[a]	5,831	5,947,620
6.00%, 05/01/22[a]	9,550	10,505,000
7.25%, 09/01/16	6,150	6,457,500
7.25%, 05/15/17	10,674	11,527,920
Cott Beverages Inc.
5.38%, 07/01/22 (Call 07/01/17)[a]	7,575	7,395,473
6.75%, 01/01/20 (Call 01/01/17)[a]	9,755	10,072,037

		84,255,900
BUILDING MATERIALS — 0.86%
Builders FirstSource Inc.
10.75%, 08/15/23 (Call 08/15/18)[b]	10,290	10,444,350
Building Materials Corp. of America
5.38%, 11/15/24 (Call 11/15/19)[a,b]	16,060	16,220,600
6.75%, 05/01/21 (Call 05/01/16)[a,b]	15,250	15,936,250
Lafarge SA
6.50%, 07/15/16[a]	1,100	1,147,300
Masco Corp.
4.45%, 04/01/25 (Call 01/01/25)[a]	8,500	8,468,125
5.95%, 03/15/22[a]	5,777	6,347,479
6.13%, 10/03/16[a]	9,353	9,703,737
7.13%, 03/15/20[a]	8,845	10,215,975
USG Corp.
6.30%, 11/15/16	7,169	7,401,993
9.75%, 01/15/18	8,098	9,110,250
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	5,525	5,442,125

Security	Principal (000s)	Value
7.50%, 06/15/21[a]	$9,650	$11,001,000

		111,439,184
CHEMICALS — 1.64%
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)[a]	10,250	10,480,625
4.75%, 08/15/22 (Call 05/15/22)[a]	18,100	17,964,250
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a]	6,830	6,642,175
Chemours Co. (The)
6.63%, 05/15/23 (Call 05/15/18)[a,b]	19,140	16,651,800
7.00%, 05/15/25 (Call 05/15/20)[b]	10,895	9,315,225
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	9,525	9,310,688
Hexion Inc.
6.63%, 04/15/20 (Call 10/01/15)[a]	25,048	23,419,880
8.88%, 02/01/18 (Call 10/01/15)	17,150	14,877,625
Hexion Inc./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)	8,400	5,670,000
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)[a]	10,675	10,434,812
5.13%, 11/15/22 (Call 08/15/22)[a,b]	5,650	5,339,250
INEOS Group Holdings SA
5.88%, 02/15/19 (Call 02/15/16)[b]	9,775	9,689,469
6.13%, 08/15/18 (Call 10/01/15)[a,b]	12,825	12,792,937
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)[a,b]	7,345	7,345,000
5.25%, 08/01/23 (Call 08/01/18)[a,b]	6,600	6,657,750

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Platform Specialty Products Corp.
6.50%, 02/01/22 (Call 02/01/18)[a,b]	$15,775	$15,301,750
Tronox Finance LLC
6.38%, 08/15/20 (Call 10/01/15)	13,100	10,676,500
7.50%, 03/15/22 (Call 03/15/18)[a,b]	8,653	6,965,665
WR Grace & Co.-Conn
5.13%, 10/01/21[b]	11,650	11,795,625

		211,331,026
COAL — 0.47%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 10/01/15)[d]	10,815	297,413
6.25%, 06/01/21 (Call 06/01/16)[d]	11,790	324,225
7.50%, 08/01/20 (Call 08/01/16)[b,d]	9,075	816,750
Arch Coal Inc.
7.00%, 06/15/19 (Call 10/01/15)[a]	15,450	2,008,500
7.25%, 10/01/20 (Call 10/01/15)	7,380	1,328,400
7.25%, 06/15/21 (Call 06/15/16)	15,500	2,131,250
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	24,910	17,810,650
8.00%, 04/01/23 (Call 04/01/18)[a,b]	8,500	6,375,000
Murray Energy Corp.
11.25%, 04/15/21 (Call 04/15/18)[b]	20,000	9,300,000
Peabody Energy Corp.
6.00%, 11/15/18[a]	21,240	6,637,500
6.25%, 11/15/21[a]	21,528	5,382,000
6.50%, 09/15/20[a]	9,145	2,331,975
10.00%, 03/15/22 (Call 03/15/18)[a,b]	14,055	5,516,587

		60,260,250

Security	Principal (000s)	Value
COMMERCIAL SERVICES — 3.02%
ADT Corp. (The)
2.25%, 07/15/17[a]	$8,573	$8,508,702
3.50%, 07/15/22[a]	15,250	13,686,875
4.13%, 04/15/19[a]	7,975	8,116,754
4.13%, 06/15/23[a]	10,225	9,402,534
6.25%, 10/15/21[a]	13,400	13,802,000
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)[a]	14,300	13,835,250
8.75%, 12/01/20 (Call 12/01/15)[a]	13,271	11,612,125
Ashtead Capital Inc.
5.63%, 10/01/24 (Call 10/01/19)[a,b]	10,535	10,455,987
6.50%, 07/15/22 (Call 07/15/17)[b]	10,350	10,815,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 06/01/17)[a,b]	6,615	6,515,775
5.50%, 04/01/23 (Call 04/01/18)[a]	9,350	9,279,875
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	18,450	15,313,500
Harland Clarke Holdings Corp.
9.25%, 03/01/21 (Call 03/01/17)[a,b]	10,330	8,677,200
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)[a]	10,300	10,428,750
6.25%, 10/15/22 (Call 10/15/17)[a]	6,400	6,512,000
6.75%, 04/15/19 (Call 10/01/15)[a]	18,590	19,101,225
7.38%, 01/15/21 (Call 01/15/16)[a]	7,233	7,558,485
7.50%, 10/15/18 (Call 10/01/15)	8,400	8,568,000
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)[a]	13,567	13,600,917

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.00%, 08/15/23 (Call 08/15/18)[a]	$8,315	$8,533,269
7.75%, 10/01/19 (Call 10/01/15)[a]	7,030	7,328,775
8.38%, 08/15/21 (Call 09/11/15)	1,739	1,788,562
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
6.38%, 08/01/23 (Call 08/01/18)[b]	13,069	12,951,379
Laureate Education Inc.
10.00%, 09/01/19 (Call 10/01/15)[a,b]	22,450	18,858,000
RR Donnelley & Sons Co.
6.00%, 04/01/24	6,225	5,789,250
7.00%, 02/15/22	5,850	5,718,375
7.88%, 03/15/21[a]	7,075	7,375,688
Service Corp. International/U.S.
5.38%, 01/15/22 (Call 07/15/17)	6,550	6,898,133
5.38%, 05/15/24 (Call 05/15/19)[a]	13,320	13,752,900
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)[a]	17,295	16,992,337
5.50%, 07/15/25 (Call 07/15/20)[a]	10,870	10,435,200
5.75%, 11/15/24 (Call 05/15/19)[a]	14,825	14,602,625
6.13%, 06/15/23 (Call 12/15/17)[a]	12,664	12,885,620
7.38%, 05/15/20 (Call 05/15/16)[a]	9,935	10,555,937
7.63%, 04/15/22 (Call 04/15/17)	22,600	24,238,500
8.25%, 02/01/21 (Call 02/01/16)	4,156	4,394,970

		388,891,224
COMPUTERS — 0.67%
Dell Inc.
4.63%, 04/01/21[a]	5,460	5,350,800

Security	Principal (000s)	Value
5.65%, 04/15/18[a]	$7,209	$7,497,360
5.88%, 06/15/19[a]	9,150	9,470,250
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	6,750	6,581,250
5.00%, 07/15/22 (Call 07/15/17)	8,960	8,691,200
5.88%, 12/15/21 (Call 12/15/17)[a]	6,025	6,115,375
6.38%, 12/15/23 (Call 12/15/18)[a]	9,675	9,941,063
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	13,215	13,710,562
7.38%, 11/15/18 (Call 10/01/15)[a]	8,225	8,440,906
7.63%, 11/15/20 (Call 11/15/15)[a]	9,740	10,202,650

		86,001,416
COSMETICS & PERSONAL CARE — 0.09%
Avon Products Inc.
5.35%, 03/15/20	8,350	7,055,750
5.75%, 03/15/23	6,618	4,913,865

		11,969,615
DISTRIBUTION & WHOLESALE — 0.55%
HD Supply Inc.
5.25%, 12/15/21 (Call 12/15/17)[a,b]	20,715	21,284,662
7.50%, 07/15/20 (Call 10/15/16)[a]	21,182	22,558,830
11.00%, 04/15/20 (Call 04/15/16)	9,195	10,183,463
11.50%, 07/15/20 (Call 10/15/16)[a]	14,350	16,359,000

		70,385,955
DIVERSIFIED FINANCIAL SERVICES — 6.64%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
2.75%, 05/15/17	7,500	7,425,000
3.75%, 05/15/19	15,700	15,601,875
4.25%, 07/01/20[a]	6,200	6,231,000
4.50%, 05/15/21[a]	16,000	16,200,000
4.63%, 07/01/22	7,355	7,391,775
5.00%, 10/01/21	10,140	10,469,550

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Aircastle Ltd.
4.63%, 12/15/18[a]	$5,300	$5,439,125
5.13%, 03/15/21[a]	7,000	7,140,000
5.50%, 02/15/22[a]	7,589	7,835,643
6.25%, 12/01/19[a]	6,600	7,144,500
6.75%, 04/15/17	7,900	8,334,500
Ally Financial Inc.
2.75%, 01/30/17	14,865	14,790,675
3.25%, 02/13/18	11,960	11,900,200
3.50%, 07/18/16[a]	1,250	1,259,375
3.50%, 01/27/19[a]	11,350	11,350,000
3.60%, 05/21/18	17,200	17,200,000
3.75%, 11/18/19[a]	11,400	11,343,000
4.13%, 03/30/20[a]	15,990	16,029,975
4.13%, 02/13/22	9,245	9,013,875
4.63%, 05/19/22[a]	6,750	6,766,875
4.63%, 03/30/25[a]	8,300	7,968,000
4.75%, 09/10/18	9,775	10,092,688
5.13%, 09/30/24[a]	9,430	9,453,575
5.50%, 02/15/17	22,217	22,994,595
6.25%, 12/01/17	14,260	15,151,250
7.50%, 09/15/20[a]	12,900	14,964,000
8.00%, 12/31/18	7,775	8,610,813
8.00%, 03/15/20	18,810	22,007,700
E*TRADE Financial Corp.
5.38%, 11/15/22 (Call 11/15/17)[a]	13,380	13,982,100
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
3.50%, 03/15/17 (Call 02/15/17)	16,925	16,925,000
4.88%, 03/15/19 (Call 07/15/16)[a]	20,375	20,578,750
5.88%, 02/01/22 (Call 08/01/17)[a]	24,645	24,953,062
6.00%, 08/01/20 (Call 02/01/17)[a]	25,875	26,782,586
International Lease Finance Corp.
3.88%, 04/15/18	11,965	12,024,825
4.63%, 04/15/21[a]	7,600	7,695,000
5.88%, 04/01/19	10,000	10,583,892
5.88%, 08/15/22[a]	10,250	11,082,812

Security	Principal (000s)	Value
6.25%, 05/15/19[a]	$19,300	$20,747,500
8.25%, 12/15/20[a]	14,720	17,411,974
8.63%, 01/15/22[a]	10,521	12,827,124
8.75%, 03/15/17	22,425	24,219,000
8.88%, 09/01/17[a]	7,790	8,549,525
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 04/15/17)[b]	7,520	7,061,280
7.38%, 04/01/20 (Call 04/01/16)[a,b]	11,500	11,327,500
7.50%, 04/15/21 (Call 10/15/17)[a,b]	8,550	8,293,500
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 08/01/18 (Call 10/01/15)[a]	7,700	7,401,625
6.50%, 07/01/21 (Call 01/01/17)[a]	8,400	7,413,000
7.88%, 10/01/20 (Call 10/01/16)	5,800	5,510,000
Navient Corp.
4.63%, 09/25/17[a]	7,921	7,802,185
4.88%, 06/17/19[a]	15,110	14,090,075
5.00%, 10/26/20[a]	8,351	7,432,390
5.50%, 01/15/19[a]	22,000	21,120,000
5.50%, 01/25/23[a]	14,515	12,192,600
5.88%, 03/25/21[a]	7,200	6,462,000
5.88%, 10/25/24[a]	7,050	5,922,000
6.00%, 01/25/17	15,871	16,128,904
6.13%, 03/25/24[a]	12,918	11,109,480
7.25%, 01/25/22[a]	10,654	10,068,030
8.00%, 03/25/20	25,240	25,366,200
8.45%, 06/15/18	39,650	42,029,000
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (Call 12/15/16)[b]	10,400	10,894,000
7.25%, 12/15/21 (Call 12/15/17)[b]	13,602	14,112,075
Quicken Loans Inc.
5.75%, 05/01/25 (Call 05/01/20)[a,b]	18,660	18,100,200

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Springleaf Finance Corp.
5.25%, 12/15/19[a]	$10,150	$10,099,250
6.90%, 12/15/17[a]	26,576	28,170,560
7.75%, 10/01/21	9,050	9,864,500

		856,443,068
ELECTRIC — 3.56%
AES Corp./VA
4.88%, 05/15/23 (Call 05/15/18)[a]	11,355	10,588,538
5.50%, 03/15/24 (Call 03/15/19)[a]	10,250	9,737,500
5.50%, 04/15/25 (Call 04/15/20)	8,500	7,990,000
7.38%, 07/01/21 (Call 06/01/21)	14,875	15,953,437
8.00%, 06/01/20[a]	6,980	8,061,900
Calpine Corp.
5.38%, 01/15/23 (Call 10/15/18)[a]	20,760	20,033,400
5.50%, 02/01/24 (Call 02/01/19)	10,000	9,600,000
5.75%, 01/15/25 (Call 10/15/19)[a]	24,350	23,436,875
5.88%, 01/15/24 (Call 11/01/18)[b]	6,250	6,562,500
6.00%, 01/15/22 (Call 11/01/16)[b]	11,866	12,607,625
7.88%, 01/15/23 (Call 01/15/17)[a,b]	10,326	11,087,542
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)[a]	1,115	1,142,875
7.25%, 10/15/21 (Call 07/15/21)	12,337	12,736,399
Dynegy Inc.
5.88%, 06/01/23 (Call 06/01/18)	4,250	4,080,000
6.75%, 11/01/19 (Call 05/01/17)[a]	29,925	30,897,562
7.38%, 11/01/22 (Call 11/01/18)[a]	27,210	28,162,350
7.63%, 11/01/24 (Call 11/01/19)[a]	18,120	18,754,200

Security	Principal (000s)	Value
Enel SpA
8.75%, 09/24/73 (Call 09/24/23)[a,b,c]	$20,457	$24,011,404
FirstEnergy Corp.
Series A
2.75%, 03/15/18 (Call 02/15/18)	9,400	9,440,632
Series B
4.25%, 03/15/23 (Call 12/15/22)	11,500	11,490,077
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)[a,b]	9,100	9,216,684
GenOn Energy Inc.
7.88%, 06/15/17[a]	11,870	11,513,900
9.50%, 10/15/18	10,435	9,991,513
9.88%, 10/15/20 (Call 10/15/15)	7,100	6,709,500
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)[b]	1,025	1,024,144
5.00%, 05/01/18 (Call 04/01/18)[a]	6,250	6,609,375
NRG Energy Inc.
6.25%, 07/15/22 (Call 07/15/18)	17,980	17,440,600
6.25%, 05/01/24 (Call 05/01/19)[a]	15,000	14,340,000
6.63%, 03/15/23 (Call 09/15/17)[a]	14,146	13,827,715
7.63%, 01/15/18[a]	16,780	17,744,850
7.88%, 05/15/21 (Call 05/15/16)[a]	16,308	16,756,470
8.25%, 09/01/20 (Call 10/01/15)[a]	14,945	15,524,119
PPL Capital Funding Inc. Series A
6.70%, 03/30/67 (Call 03/30/17)[c]	350	298,375
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	10,120	8,779,100
4.63%, 07/15/19 (Call 07/15/16)[b]	18,925	17,836,812

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.50%, 05/01/18[a]	$7,150	$7,418,125
6.50%, 06/01/25 (Call 06/01/20)[a,b]	8,135	7,545,213

		458,951,311
ELECTRICAL COMPONENTS & EQUIPMENT — 0.09%
Anixter Inc.
5.13%, 10/01/21	2,400	2,397,120
Edgewell Personal Care Co.
4.70%, 05/24/22	540	544,752
Energizer Holdings Inc.
5.50%, 06/15/25 (Call 06/15/20)[a,b]	9,075	8,836,781

		11,778,653
ENERGY – ALTERNATE SOURCES — 0.08%
TerraForm Power Operating LLC
5.88%, 02/01/23 (Call 02/01/18)[b]	11,000	10,450,000

		10,450,000
ENGINEERING & CONSTRUCTION — 0.39%
Abengoa Finance SAU
7.75%, 02/01/20[a,b]	9,070	5,442,000
8.88%, 11/01/17[a,b]	11,843	8,112,455
AECOM
5.75%, 10/15/22 (Call 10/15/17)[a,b]	11,425	11,425,000
5.88%, 10/15/24 (Call 07/15/24)[b]	12,074	12,104,185
SBA Communications Corp.
4.88%, 07/15/22 (Call 07/15/17)[a]	12,792	12,664,080

		49,747,720
ENTERTAINMENT — 1.59%
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/18)	7,950	7,751,250
5.13%, 12/15/22 (Call 12/15/17)[a]	5,500	5,500,000
GLP Capital LP/GLP Financing II Inc.
4.38%, 11/01/18 (Call 08/01/18)[a]	8,350	8,600,500

Security	Principal (000s)	Value
4.88%, 11/01/20 (Call 08/01/20)[a]	$14,875	$15,358,438
5.38%, 11/01/23 (Call 08/01/23)[a]	7,250	7,503,750
International Game Technology
7.50%, 06/15/19[a]	8,000	8,540,000
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)[a,b]	12,380	12,256,200
6.25%, 02/15/22 (Call 08/15/21)[a,b]	19,175	18,479,906
6.50%, 02/15/25 (Call 08/15/24)[a,b]	18,540	17,567,577
Pinnacle Entertainment Inc.
6.38%, 08/01/21 (Call 08/01/16)	12,940	13,829,625
7.50%, 04/15/21 (Call 10/01/15)	14,771	15,620,332
Regal Entertainment Group
5.75%, 03/15/22 (Call 03/15/17)[a]	12,050	12,170,500
Scientific Games International Inc.
7.00%, 01/01/22 (Call 01/01/18)[b]	14,510	14,909,025
10.00%, 12/01/22 (Call 12/01/18)[a]	34,300	31,041,500
WMG Acquisition Corp.
6.00%, 01/15/21 (Call 01/15/16)[b]	6,939	7,043,085
6.75%, 04/15/22 (Call 04/15/17)[b]	9,800	9,359,000

		205,530,688
ENVIRONMENTAL CONTROL — 0.36%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	7,925	7,984,438
5.25%, 08/01/20 (Call 08/01/16)[a]	11,979	12,158,685
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)[a]	6,000	5,820,000

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.38%, 10/01/22 (Call 04/01/17)[a]	$6,225	$6,411,750
7.25%, 12/01/20 (Call 12/01/15)	5,748	5,977,920
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[b]	10,350	8,331,750

		46,684,543
FOOD — 0.94%
Albertson’s Holdings LLC/Safeway Inc.
7.75%, 10/15/22 (Call 10/15/17)[a,b]	9,972	10,694,970
Aramark Services Inc.
5.75%, 03/15/20 (Call 10/01/15)[a]	15,200	15,770,000
Kraft Heinz Foods Co.
4.88%, 02/15/25 (Call 02/15/20)[b]	1,177	1,270,449
Post Holdings Inc.
6.00%, 12/15/22 (Call 06/15/18)[b]	9,200	8,855,000
6.75%, 12/01/21 (Call 12/01/17)[b]	13,475	13,525,531
7.38%, 02/15/22 (Call 02/15/17)[a]	23,400	23,985,000
7.75%, 03/15/24 (Call 09/15/18)[a,b]	2,740	2,829,050
8.00%, 07/15/25 (Call 07/15/20)[a,b]	4,120	4,253,900
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 10/01/15)[a,b]	6,925	7,037,531
6.63%, 08/15/22 (Call 08/15/17)	12,569	13,291,718
7.75%, 07/01/17[a]	7,329	8,006,933
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[a]	7,300	7,391,250
8.00%, 05/01/16	1,661	1,719,135
U.S. Foods Inc.
8.50%, 06/30/19 (Call 10/01/15)[a]	2,700	2,814,750

		121,445,217

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.01%
Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 10/01/15)[a]	$6,740	$1,904,050

		1,904,050
GAS — 0.33%
NGL Energy Partners LP/NGL Energy Finance Corp.
5.13%, 07/15/19 (Call 06/15/19)	5,550	5,133,750
6.88%, 10/15/21 (Call 10/15/16)	6,625	6,492,500
Sabine Pass LNG LP
6.50%, 11/01/20 (Call 11/01/16)[a]	7,900	7,998,750
7.50%, 11/30/16[a]	22,450	23,011,250

		42,636,250
HEALTH CARE – PRODUCTS — 1.28%
Alere Inc.
6.38%, 07/01/23 (Call 07/01/18)[a,b]	6,645	6,827,738
6.50%, 06/15/20 (Call 06/15/16)[a]	6,675	6,891,938
7.25%, 07/01/18 (Call 12/15/15)	4,200	4,378,500
8.63%, 10/01/18 (Call 10/01/15)	6,737	6,914,183
ConvaTec Healthcare E SA
10.50%, 12/15/18 (Call 10/01/15)[b]	12,147	12,693,615
Crimson Merger Sub Inc.
6.63%, 05/15/22 (Call 05/15/17)[b]	21,925	19,513,250
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp.
8.13%, 06/15/21 (Call 06/15/18)[b]	14,675	15,041,875
Hologic Inc.
5.25%, 07/15/22 (Call 07/15/18)[a,b]	7,518	7,687,155

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	$27,269	$28,768,795
12.50%, 11/01/19 (Call 11/01/15)[a]	9,590	10,237,325
Mallinckrodt International Finance SA
4.75%, 04/15/23	10,100	9,519,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 04/15/17)[a,b]	9,745	9,854,631
5.50%, 04/15/25 (Call 04/15/20)[a,b]	9,430	9,312,125
5.75%, 08/01/22 (Call 08/01/17)[a,b]	17,050	17,369,687

		165,010,067
HEALTH CARE – SERVICES — 6.77%
Amsurg Corp.
5.63%, 07/15/22 (Call 07/15/17)	18,100	18,552,500
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 10/01/15)	23,735	24,328,375
5.13%, 08/01/21 (Call 02/01/17)[a]	14,229	14,620,298
6.88%, 02/01/22 (Call 02/01/18)[a]	48,050	51,053,125
7.13%, 07/15/20 (Call 07/15/16)[a]	17,790	18,835,162
8.00%, 11/15/19 (Call 11/15/15)	31,201	32,644,046
DaVita HealthCare Partners Inc.
5.00%, 05/01/25 (Call 05/01/20)[a]	24,875	24,439,687
5.13%, 07/15/24 (Call 07/15/19)[a]	24,800	24,784,376
5.75%, 08/15/22 (Call 08/15/17)	17,900	18,974,000

Security	Principal (000s)	Value
Fresenius Medical Care U.S. Finance II Inc.
4.13%, 10/15/20 (Call 07/17/20)[a,b]	$10,950	$11,141,625
4.75%, 10/15/24 (Call 07/17/24)[a,b]	5,940	5,940,000
5.63%, 07/31/19[a,b]	9,500	10,260,000
5.88%, 01/31/22[a,b]	10,149	10,998,979
Fresenius Medical Care U.S. Finance Inc.
5.75%, 02/15/21[b]	9,900	10,716,750
6.50%, 09/15/18[a,b]	6,241	6,896,305
6.88%, 07/15/17[a]	6,750	7,306,875
HCA Holdings Inc.
6.25%, 02/15/21[a]	14,785	16,004,762
HCA Inc.
3.75%, 03/15/19[a]	20,605	20,785,294
4.25%, 10/15/19[a]	10,200	10,467,750
4.75%, 05/01/23	18,585	18,817,312
5.00%, 03/15/24	31,600	32,390,000
5.25%, 04/15/25[a]	20,755	21,559,256
5.38%, 02/01/25[a]	40,880	41,544,300
5.88%, 03/15/22[a]	20,000	21,825,000
5.88%, 05/01/23[a]	18,650	19,675,750
6.50%, 02/15/20[a]	48,861	54,113,557
7.50%, 02/15/22	29,754	34,142,715
8.00%, 10/01/18[a]	8,600	9,847,000
HealthSouth Corp.
5.75%, 11/01/24 (Call 11/01/17)[a]	13,165	13,354,181
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 04/15/17)[a]	7,025	7,191,844
8.00%, 01/15/20[a,b]	11,000	12,127,500
8.75%, 01/15/23 (Call 01/15/18)[b]	8,965	9,995,975
LifePoint Health Inc.
5.50%, 12/01/21 (Call 12/01/16)[a]	15,150	15,737,063
6.63%, 10/01/20 (Call 10/01/15)[a]	6,100	6,305,875
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[b]	16,225	16,691,469

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Tenet Healthcare Corp.
4.38%, 10/01/21[a]	$15,270	$15,193,650
4.50%, 04/01/21[a]	13,125	13,157,813
4.75%, 06/01/20[a]	7,424	7,572,480
5.00%, 03/01/19	16,875	16,811,719
5.50%, 03/01/19[a]	9,000	9,056,250
6.00%, 10/01/20[a]	28,714	30,795,765
6.25%, 11/01/18	14,960	16,194,200
6.75%, 06/15/23[a]	29,880	30,851,100
8.00%, 08/01/20 (Call 10/01/15)[a]	11,010	11,491,688
8.13%, 04/01/22[a]	43,800	48,399,000

		873,592,371
HOLDING COMPANIES – DIVERSIFIED — 0.58%
Argos Merger Sub Inc.
7.13%, 03/15/23 (Call 03/15/18)[a,b]	31,435	32,928,162
HRG Group Inc.
7.75%, 01/15/22 (Call 01/15/17)[b]	2,050	2,009,000
7.75%, 01/15/22 (Call 01/15/17)	9,300	9,137,250
7.88%, 07/15/19 (Call 01/15/16)	8,725	9,183,062
7.88%, 07/15/19 (Call 01/15/16)[b]	1,215	1,278,788
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	10,600	10,757,724
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a,b]	8,850	8,971,688

		74,265,674
HOME BUILDERS — 1.13%
Brookfield Residential Properties Inc.
6.50%, 12/15/20 (Call 12/15/15)[a,b]	8,725	8,703,188
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
6.13%, 07/01/22 (Call 07/01/17)[b]	7,900	7,663,000

Security	Principal (000s)	Value
DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)[a]	$5,700	$5,757,000
3.75%, 03/01/19 (Call 12/01/18)[a]	7,250	7,250,000
4.00%, 02/15/20[a]	6,800	6,800,000
5.75%, 08/15/23 (Call 05/15/23)[a]	5,600	5,992,000
K. Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a,b]	9,150	8,875,500
KB Home
4.75%, 05/15/19 (Call 02/15/19)[a]	6,524	6,393,520
7.00%, 12/15/21 (Call 09/15/21)[a]	6,188	6,249,880
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	7,550	7,738,750
4.50%, 11/15/19 (Call 08/15/19)[a]	9,115	9,320,087
4.75%, 11/15/22 (Call 08/15/22)	9,320	9,250,100
4.75%, 05/30/25 (Call 02/28/25)	7,225	7,008,250
12.25%, 06/01/17	5,325	6,150,375
Standard Pacific Corp.
8.38%, 05/15/18	7,625	8,616,250
8.38%, 01/15/21[a]	6,020	7,073,500
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a,b]	8,150	8,150,000
Toll Brothers Finance Corp.
4.38%, 04/15/23 (Call 01/15/23)[a]	5,950	5,816,125
5.88%, 02/15/22 (Call 11/15/21)[a]	5,991	6,380,415
8.91%, 10/15/17	5,800	6,539,500

		145,727,440

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
HOUSEHOLD PRODUCTS & WARES — 1.25%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	$51,825	$53,250,187
6.88%, 02/15/21 (Call 02/15/16)[a]	16,050	16,792,312
7.88%, 08/15/19 (Call 10/01/15)[a]	10,370	10,797,763
8.25%, 02/15/21 (Call 02/15/16)[a]	15,555	16,021,650
8.50%, 05/15/18 (Call 10/01/15)	10,660	10,779,925
9.88%, 08/15/19 (Call 10/01/15)[a]	20,321	21,311,649
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)[a,b]	14,400	14,724,000
6.38%, 11/15/20 (Call 11/15/16)	8,210	8,682,075
6.63%, 11/15/22 (Call 11/15/17)[a]	7,860	8,410,200

		160,769,761
INSURANCE — 0.63%
Genworth Holdings Inc.
4.80%, 02/15/24	5,600	4,493,362
4.90%, 08/15/23	5,300	4,332,873
6.15%, 11/15/66 (Call 11/15/16)[c]	9,100	4,459,000
6.52%, 05/22/18	9,652	9,937,642
7.20%, 02/15/21	5,200	5,200,000
7.63%, 09/24/21	16,125	16,408,334
7.70%, 06/15/20	6,200	6,448,000
HUB International Ltd.
7.88%, 10/01/21 (Call 10/01/16)[a,b]	19,070	18,926,975
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[a,c]	11,475	11,589,750

		81,795,936

Security	Principal (000s)	Value
INTERNET — 1.05%
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)[a]	$7,500	$7,650,000
5.38%, 01/01/22 (Call 01/01/18)[a]	11,150	11,261,500
5.38%, 04/01/23 (Call 04/01/18)[a]	14,250	14,321,250
5.75%, 01/01/25 (Call 01/01/20)[a]	7,530	7,511,175
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	7,450	6,928,500
4.88%, 11/30/18 (Call 10/01/15)[a]	6,850	7,055,500
Netflix Inc.
5.38%, 02/01/21[a]	7,300	7,537,250
5.50%, 02/15/22[b]	10,230	10,511,325
5.75%, 03/01/24[a]	6,600	6,872,250
5.88%, 02/15/25[a,b]	11,645	12,110,800
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/18)[a]	11,950	11,666,187
5.25%, 04/01/25 (Call 01/01/25)	7,540	7,596,550
Zayo Group LLC/Zayo Capital Inc.
6.00%, 04/01/23 (Call 04/01/18)[b]	21,405	21,378,244
10.13%, 07/01/20 (Call 07/01/16)	2,202	2,422,200

		134,822,731
IRON & STEEL — 1.96%
AK Steel Corp.
7.63%, 05/15/20 (Call 10/01/15)[a]	8,475	5,508,750
7.63%, 10/01/21 (Call 10/01/17)	6,400	4,032,000
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)	7,480	6,788,100
6.63%, 08/15/23 (Call 05/15/23)	7,750	6,878,125

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
ArcelorMittal
5.13%, 06/01/20[a]	$6,740	$6,655,750
5.25%, 02/25/17	18,251	18,661,647
6.00%, 08/05/20[a]	15,128	15,090,180
6.13%, 06/01/18[a]	24,926	25,985,355
6.13%, 06/01/25[a]	9,295	8,574,638
6.25%, 03/01/21[a]	26,185	25,857,687
7.00%, 02/25/22	15,500	15,461,250
10.60%, 06/01/19	24,596	28,654,340
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)[a]	425	130,688
7.75%, 03/31/20 (Call 03/31/17)[a,b]	8,897	3,403,103
8.25%, 03/31/20 (Call 03/31/18)[a,b]	9,450	8,599,500
Commercial Metals Co.
6.50%, 07/15/17	5,928	6,165,120
7.35%, 08/15/18	6,850	7,295,250
Steel Dynamics Inc.
5.13%, 10/01/21 (Call 10/01/17)[a]	9,886	9,688,280
5.25%, 04/15/23 (Call 04/15/18)	5,950	5,816,125
5.50%, 10/01/24 (Call 10/01/19)	9,000	8,752,500
6.13%, 08/15/19 (Call 08/15/16)	5,800	6,003,000
U.S. Steel Corp.
6.05%, 06/01/17	7,034	7,104,340
7.00%, 02/01/18[a]	7,250	7,286,250
7.38%, 04/01/20[a]	10,000	9,150,000
7.50%, 03/15/22 (Call 03/15/17)[a]	5,650	5,099,125

		252,641,103
LEISURE TIME — 0.08%
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22[a]	9,595	9,978,800

		9,978,800
LODGING — 1.95%
Boyd Gaming Corp.
6.88%, 05/15/23 (Call 05/15/18)[a]	11,465	11,780,288

Security	Principal (000s)	Value
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties
8.00%, 10/01/20 (Call 10/01/16)	$16,900	$16,731,000
11.00%, 10/01/21 (Call 10/01/16)[a]	16,550	15,453,562
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	8,700	8,939,250
6.00%, 06/01/25 (Call 06/01/20)[b]	6,390	6,501,825
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)	22,154	23,095,545
MGM Resorts International
5.25%, 03/31/20[a]	7,900	7,979,000
6.00%, 03/15/23[a]	17,185	17,550,181
6.63%, 12/15/21	19,150	20,442,625
6.75%, 10/01/20[a]	13,550	14,464,625
7.63%, 01/15/17[a]	14,650	15,419,125
7.75%, 03/15/22[a]	15,400	17,094,000
8.63%, 02/01/19[a]	12,812	14,301,395
10.00%, 11/01/16	7,650	8,214,188
11.38%, 03/01/18	7,070	8,307,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)[a,b]	7,300	6,497,000
5.38%, 03/15/22 (Call 03/15/17)[a]	11,600	11,310,000
5.50%, 03/01/25 (Call 12/01/24)[a,b]	30,312	28,000,710

		252,081,569
MACHINERY — 0.85%
BlueLine Rental Finance Corp.
7.00%, 02/01/19 (Call 02/01/16)[a,b]	11,800	11,210,000
Case New Holland Industrial Inc.
7.88%, 12/01/17	24,060	26,165,250

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CNH Industrial Capital LLC
3.25%, 02/01/17[a]	$8,200	$8,148,750
3.38%, 07/15/19[a]	7,000	6,790,000
3.63%, 04/15/18[a]	8,650	8,585,125
3.88%, 11/01/15	1,870	1,870,000
3.88%, 07/16/18[a,b]	8,250	8,239,687
6.25%, 11/01/16[a]	6,720	6,938,400
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[a]	14,550	14,731,875
Zebra Technologies Corp.
7.25%, 10/15/22 (Call 10/15/17)[a,b]	15,545	16,633,150

		109,312,237
MANUFACTURING — 0.78%
Bombardier Inc.
4.75%, 04/15/19[b]	8,855	7,172,550
5.50%, 09/15/18[a,b]	10,650	9,265,500
5.75%, 03/15/22[a,b]	7,550	5,605,875
6.00%, 10/15/22 (Call 04/15/17)[b]	21,303	15,870,735
6.13%, 01/15/23[b]	19,100	14,181,750
7.50%, 03/15/18[a,b]	9,900	9,256,500
7.50%, 03/15/25 (Call 03/15/20)[a,b]	20,880	15,503,400
7.75%, 03/15/20[a,b]	12,920	10,723,600
Gates Global LLC/Gates Global Co.
6.00%, 07/15/22 (Call 07/15/17)[b]	16,175	13,142,187

		100,722,097
MEDIA — 8.72%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)[a]	8,975	8,862,813
7.75%, 07/15/21 (Call 07/15/16)[a]	10,470	11,176,725
Cablevision Systems Corp.
5.88%, 09/15/22[a]	10,550	10,128,000
7.75%, 04/15/18	9,300	9,997,500
8.00%, 04/15/20	7,850	8,497,625
8.63%, 09/15/17	13,670	14,934,475

Security	Principal (000s)	Value
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)[a]	$15,300	$15,300,000
5.13%, 05/01/23 (Call 05/01/18)[a,b]	17,250	17,250,000
5.25%, 03/15/21 (Call 03/15/16)[a]	7,250	7,376,875
5.25%, 09/30/22 (Call 09/30/17)[a]	20,776	20,905,850
5.38%, 05/01/25 (Call 05/01/20)[a,b]	12,725	12,359,156
5.75%, 09/01/23 (Call 03/01/18)[a]	6,850	6,987,000
5.75%, 01/15/24 (Call 07/15/18)[a]	14,242	14,473,433
5.88%, 05/01/27 (Call 05/01/21)[a,b]	11,600	11,397,000
6.50%, 04/30/21 (Call 10/01/15)	22,245	23,190,412
6.63%, 01/31/22 (Call 01/31/17)[a]	11,689	12,302,673
7.00%, 01/15/19 (Call 10/01/15)	6,496	6,715,240
7.38%, 06/01/20 (Call 12/01/15)[a]	12,020	12,590,950
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[b]	11,475	10,585,688
5.13%, 12/15/21 (Call 06/15/16)[a,b]	8,350	7,661,125
6.38%, 09/15/20 (Call 10/01/15)[b]	24,807	24,434,895
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	41,129	42,463,815
Series A
7.63%, 03/15/20 (Call 10/01/15)	500	512,500
Series B
7.63%, 03/15/20 (Call 10/01/15)	29,980	30,954,350

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CSC Holdings LLC
5.25%, 06/01/24[a]	$9,650	$8,955,200
6.75%, 11/15/21[a]	13,570	14,180,650
8.63%, 02/15/19	9,564	10,735,590
DISH DBS Corp.
4.25%, 04/01/18	17,600	17,468,000
4.63%, 07/15/17[a]	13,500	13,770,000
5.00%, 03/15/23	21,125	18,669,219
5.13%, 05/01/20[a]	17,450	17,057,375
5.88%, 07/15/22[a]	31,450	29,798,875
5.88%, 11/15/24	31,954	28,998,255
6.75%, 06/01/21[a]	34,380	34,465,950
7.88%, 09/01/19[a]	21,781	23,523,480
iHeartCommunications Inc.
9.00%, 12/15/19 (Call 10/01/15)[a]	21,850	20,320,500
9.00%, 03/01/21 (Call 03/01/16)[a]	24,840	21,548,700
9.00%, 09/15/22 (Call 09/15/17)[a]	14,600	12,556,000
10.00%, 01/15/18 (Call 07/15/16)[a]	12,200	8,723,000
10.63%, 03/15/23 (Call 03/15/18)	14,070	12,592,650
11.25%, 03/01/21 (Call 03/01/16)[a]	9,000	8,190,000
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	796	719,385
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.75%, 04/01/21 (Call 04/01/16)[a]	12,300	13,530,000
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)[a]	12,850	13,042,750
5.00%, 04/15/22 (Call 04/15/17)[a,b]	37,065	36,555,356
Numericable-SFR SAS
4.88%, 05/15/19 (Call 05/15/16)[a,b]	37,510	37,744,437

Security	Principal (000s)	Value
6.00%, 05/15/22 (Call 05/15/17)[a,b]	$62,712	$62,712,000
6.25%, 05/15/24 (Call 05/15/19)[a,b]	20,050	20,050,000
Quebecor Media Inc.
5.75%, 01/15/23[a]	13,300	13,433,000
Sinclair Television Group Inc.
5.38%, 04/01/21 (Call 04/01/16)[a]	8,950	8,955,370
5.63%, 08/01/24 (Call 08/01/19)[a,b]	8,650	8,174,250
6.13%, 10/01/22 (Call 10/01/17)[a]	9,225	9,282,656
Sirius XM Radio Inc.
4.25%, 05/15/20 (Call 05/15/16)[a,b]	7,400	7,381,500
4.63%, 05/15/23 (Call 05/15/18)[a,b]	8,125	7,800,000
5.38%, 04/15/25 (Call 04/15/20)[b]	13,850	13,711,500
5.75%, 08/01/21 (Call 08/01/16)[a,b]	9,275	9,599,625
5.88%, 10/01/20 (Call 10/01/16)[a,b]	9,600	10,008,000
6.00%, 07/15/24 (Call 07/15/19)[a,b]	20,000	20,600,000
TEGNA Inc.
5.13%, 10/15/19 (Call 10/15/16)	9,479	9,763,370
5.13%, 07/15/20 (Call 07/15/16)[a]	7,950	8,188,500
6.38%, 10/15/23 (Call 10/15/18)[a]	9,680	10,188,200
Tribune Media Co.
5.88%, 07/15/22 (Call 07/15/18)[a,b]	16,100	16,261,000
Unitymedia GmbH
6.13%, 01/15/25 (Call 01/15/20)[a,b]	11,600	11,803,000

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.00%, 01/15/25 (Call 01/15/20)[a,b]	$9,675	$9,481,500
5.50%, 01/15/23 (Call 01/15/18)[a,b]	12,990	13,282,275
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	16,880	16,669,000
5.13%, 02/15/25 (Call 02/15/20)[a,b]	26,195	25,343,662
6.75%, 09/15/22 (Call 09/15/17)[b]	18,403	19,415,165
8.50%, 05/15/21 (Call 11/15/15)[a,b]	13,350	13,950,750
Videotron Ltd.
5.00%, 07/15/22	10,950	11,004,750
5.38%, 06/15/24 (Call 03/15/24)[b]	9,100	9,236,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 10/01/15)	12,975	13,494,000

		1,123,993,045
MINING — 1.66%
Alcoa Inc.
5.13%, 10/01/24 (Call 07/01/24)[a]	19,300	18,914,000
5.40%, 04/15/21 (Call 01/15/21)[a]	19,874	20,470,220
5.55%, 02/01/17	3,300	3,444,375
5.72%, 02/23/19[a]	12,240	12,882,600
5.87%, 02/23/22[a]	8,755	9,105,200
6.15%, 08/15/20[a]	14,113	15,030,345
6.75%, 07/15/18[a]	11,435	12,435,562
Aleris International Inc.
7.63%, 02/15/18 (Call 10/01/15)[a]	7,550	7,474,500
7.88%, 11/01/20 (Call 11/01/15)[a]	6,750	6,598,125

Security	Principal (000s)	Value
FMG Resources August 2006 Pty Ltd.
6.88%, 04/01/22 (Call 04/01/17)[a,b]	$19,375	$12,012,500
8.25%, 11/01/19 (Call 11/01/15)[a,b]	19,420	14,953,400
9.75%, 03/01/22 (Call 03/01/18)[a,b]	31,480	28,882,900
Lundin Mining Corp.
7.50%, 11/01/20 (Call 11/01/17)[b]	8,085	7,963,725
7.88%, 11/01/22 (Call 11/01/18)[a,b]	6,200	6,107,000
Novelis Inc.
8.38%, 12/15/17 (Call 10/01/15)[a]	16,893	16,808,535
8.75%, 12/15/20 (Call 12/15/15)[a]	21,580	21,472,100

		214,555,087
OFFICE & BUSINESS EQUIPMENT — 0.20%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 03/01/18)[a]	7,935	7,835,813
5.50%, 12/01/24 (Call 06/01/24)[a]	8,060	7,999,550
6.00%, 08/15/22 (Call 08/15/17)[a]	9,300	9,672,000

		25,507,363
OIL & GAS — 8.10%
American Energy-Permian Basin LLC/AEPB Finance Corp.
7.13%, 11/01/20 (Call 01/31/17)[a,b]	9,600	5,088,000
7.38%, 11/01/21 (Call 07/31/17)[a,b]	9,155	4,852,150
Antero Resources Corp.
5.13%, 12/01/22 (Call 06/01/17)[a]	14,832	13,426,075
5.38%, 11/01/21 (Call 11/01/16)[a]	14,550	13,313,250
5.63%, 06/01/23 (Call 06/01/18)[a,b]	10,350	9,418,500
6.00%, 12/01/20 (Call 12/01/15)[a]	7,800	7,410,000

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	$9,600	$4,800,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)[a]	13,100	5,633,000
California Resources Corp.
5.00%, 01/15/20 (Call 12/15/19)[a]	14,550	11,421,750
5.50%, 09/15/21 (Call 06/15/21)[a]	24,950	18,837,250
6.00%, 11/15/24 (Call 08/15/24)[a]	38,800	28,712,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)	12,875	12,231,250
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 04/15/18)[a]	9,285	8,217,225
7.50%, 09/15/20 (Call 09/15/16)[a]	8,350	7,911,625
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)[a]	8,300	3,610,500
8.25%, 09/01/21 (Call 09/01/16)	6,520	2,966,600
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 04/15/17)[a]	24,140	17,380,800
5.38%, 06/15/21 (Call 06/15/16)[a]	10,800	7,965,000
5.75%, 03/15/23[a]	15,600	11,622,000
6.13%, 02/15/21[a]	13,680	10,593,518
6.50%, 08/15/17[a]	10,690	10,211,195
6.63%, 08/15/20[a]	19,150	15,272,125
6.88%, 11/15/20	6,776	5,403,860
7.25%, 12/15/18[a]	9,995	8,570,712
Citgo Holding Inc.
10.75%, 02/15/20[a,b]	21,975	21,535,500

Security	Principal (000s)	Value
Comstock Resources Inc.
7.75%, 04/01/19 (Call 10/01/15)	$6,050	$1,875,500
10.00%, 03/15/20 (Call 03/15/16)[a,b]	10,075	7,858,500
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[a]	8,650	8,498,625
5.50%, 04/01/23 (Call 10/01/17)[a]	29,681	29,235,785
6.50%, 01/15/22 (Call 01/15/17)[a]	8,825	8,870,392
7.00%, 01/15/21 (Call 01/15/16)	8,517	8,650,363
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	17,550	11,758,500
5.50%, 05/01/22 (Call 05/01/17)[a]	24,125	17,128,750
6.38%, 08/15/21 (Call 08/15/16)	5,625	4,443,750
Energy XXI Gulf Coast Inc.
6.88%, 03/15/24 (Call 03/15/19)[a]	10,200	1,963,500
7.50%, 12/15/21 (Call 12/15/16)[a]	7,190	1,366,100
9.25%, 12/15/17 (Call 10/01/15)[a]	10,950	3,120,750
11.00%, 03/15/20 (Call 09/15/17)[a,b]	20,050	12,230,500
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 06/15/18)[a]	10,195	8,589,287
9.38%, 05/01/20 (Call 05/01/16)[a]	32,115	30,910,687
EPL Oil & Gas Inc.
8.25%, 02/15/18 (Call 10/01/15)[a]	7,400	2,664,000
EXCO Resources Inc.
7.50%, 09/15/18 (Call 10/01/15)[a]	11,785	4,124,750
8.50%, 04/15/22 (Call 04/15/17)[a]	7,725	2,085,750

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Halcon Resources Corp.
8.63%, 02/01/20 (Call 02/01/17)[a,b]	$10,940	$9,435,750
Harvest Operations Corp.
6.88%, 10/01/17	6,949	6,219,399
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a,b,d]	6,850	1,575,500
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)[a,b]	8,145	7,045,425
5.75%, 10/01/25 (Call 04/01/20)[a,b]	7,225	6,502,500
Jupiter Resources Inc.
8.50%, 10/01/22 (Call 10/01/17)[a,b]	16,400	10,168,000
Laredo Petroleum Inc.
5.63%, 01/15/22 (Call 01/15/17)	7,375	6,600,625
7.38%, 05/01/22 (Call 05/01/17)[a]	7,550	7,341,455
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)	24,841	9,812,195
6.50%, 05/15/19 (Call 10/01/15)[a]	16,050	6,741,000
6.50%, 09/15/21 (Call 09/15/17)[a]	9,875	3,678,438
7.75%, 02/01/21 (Call 10/01/15)	19,053	7,478,303
8.63%, 04/15/20 (Call 10/01/15)[a]	18,245	7,845,350
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a,b]	12,547	10,288,540
6.50%, 03/15/21 (Call 10/01/15)[b]	10,550	8,703,750
7.00%, 03/31/24 (Call 09/30/18)[a,b]	14,625	11,919,375

Security	Principal (000s)	Value
Memorial Production Partners LP/Memorial Production Finance Corp.
6.88%, 08/01/22 (Call 08/01/17)	$7,550	$4,624,375
7.63%, 05/01/21 (Call 05/01/17)[a]	9,850	6,599,500
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
10.00%, 06/01/20 (Call 06/01/17)[a,b]	10,250	8,405,000
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)	10,075	9,269,000
5.63%, 07/01/24[a]	15,030	14,428,800
5.75%, 01/30/22[a]	10,950	10,731,000
Noble Energy Inc.
5.63%, 05/01/21 (Call 05/01/17)	1,605	1,620,280
5.88%, 06/01/22 (Call 12/01/17)[a]	760	769,979
5.88%, 06/01/24 (Call 06/01/19)	1,300	1,343,420
Oasis Petroleum Inc.
6.50%, 11/01/21 (Call 11/01/16)	5,600	4,536,000
6.88%, 03/15/22 (Call 09/15/17)[a]	14,325	11,460,000
6.88%, 01/15/23 (Call 07/15/17)	5,267	4,239,935
7.25%, 02/01/19 (Call 10/01/15)[a]	5,315	4,810,075
Offshore Group Investment Ltd.
7.13%, 04/01/23 (Call 04/01/18)[a]	12,025	5,466,379
7.50%, 11/01/19 (Call 11/01/15)[a]	17,800	8,231,879
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[b]	9,775	6,949,966
Pacific Drilling V Ltd.
7.25%, 12/01/17 (Call 12/01/15)[b]	9,075	6,897,000

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)[a]	$11,500	$3,047,500
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)[a]	6,095	4,754,100
6.63%, 11/15/20 (Call 11/15/15)	9,070	8,026,950
Puma International Financing SA
6.75%, 02/01/21 (Call 02/01/17)[b]	16,300	16,463,000
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	9,225	7,910,438
5.38%, 10/01/22 (Call 07/01/22)	7,760	6,731,800
6.88%, 03/01/21	9,350	8,929,250
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)[a,b]	10,000	9,050,000
5.00%, 08/15/22 (Call 02/15/17)[a]	10,103	9,143,215
5.00%, 03/15/23 (Call 03/15/18)[a]	10,950	10,019,250
5.75%, 06/01/21 (Call 06/01/16)	7,050	6,803,250
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[d]	39,830	99,575
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)[a]	15,635	11,569,900
7.75%, 06/15/21 (Call 06/15/17)[a]	9,800	8,232,000
SandRidge Energy Inc.
8.75%, 06/01/20 (Call 06/01/17)[a,b]	17,350	11,234,125
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 05/01/18)[b]	5,965	5,473,998
Seventy Seven Energy Inc.
6.50%, 07/15/22 (Call 07/15/17)[a]	8,365	3,635,433

Security	Principal (000s)	Value
Seventy Seven Operating LLC
6.63%, 11/15/19 (Call 11/15/15)[a]	$8,260	$5,410,362
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)	7,555	6,497,300
5.63%, 06/01/25 (Call 06/01/20)[a]	7,324	6,408,500
6.13%, 11/15/22 (Call 11/15/18)[a]	8,650	8,131,000
6.50%, 01/01/23 (Call 07/01/17)	6,127	5,851,285
Sunoco LP/Sunoco Finance Corp.
5.50%, 08/01/20 (Call 08/01/17)[b]	7,000	6,982,500
6.38%, 04/01/23 (Call 04/01/18)[b]	12,450	12,418,875
Tesoro Corp.
4.25%, 10/01/17 (Call 09/01/17)[a]	4,200	4,294,500
5.38%, 10/01/22 (Call 10/01/17)[a]	7,625	7,625,000
Transocean Inc.
3.00%, 10/15/17	9,650	8,926,250
4.30%, 10/15/22 (Call 07/15/22)	6,915	4,702,200
6.00%, 03/15/18[a]	18,828	17,980,740
6.50%, 11/15/20[a]	14,550	11,967,375
6.88%, 12/15/21[a]	21,750	17,345,625
Tullow Oil PLC
6.00%, 11/01/20 (Call 11/01/16)[b]	14,420	10,382,400
6.25%, 04/15/22 (Call 04/15/17)[b]	8,000	5,760,000
Ultra Petroleum Corp.
5.75%, 12/15/18 (Call 12/15/15)[b]	7,320	5,856,000
6.13%, 10/01/24 (Call 10/01/19)[a,b]	12,295	8,145,437
Whiting Canadian Holding Co. ULC
8.13%, 12/01/19 (Call 12/01/15)	12,259	11,768,640

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	$16,250	$14,300,000
5.75%, 03/15/21 (Call 12/15/20)[a]	19,881	17,495,280
6.25%, 04/01/23 (Call 01/01/23)	11,670	10,269,600
WPX Energy Inc.
5.25%, 01/15/17	5,580	5,468,400
5.25%, 09/15/24 (Call 06/15/24)[a]	8,320	6,697,600
6.00%, 01/15/22 (Call 10/15/21)[a]	16,330	13,839,675
7.50%, 08/01/20 (Call 07/01/20)	7,650	7,210,125
8.25%, 08/01/23 (Call 06/01/23)[a]	8,750	8,334,375

		1,044,710,395
OIL & GAS SERVICES — 0.09%
CGG SA
6.50%, 06/01/21 (Call 06/01/16)[a]	11,360	6,418,400
6.88%, 01/15/22 (Call 07/15/17)	9,975	5,635,875

		12,054,275
PACKAGING & CONTAINERS — 1.39%
Ardagh Packaging Finance PLC
9.13%, 10/15/20 (Call 10/15/15)[b]	12,796	13,371,820
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
6.00%, 06/30/21 (Call 06/30/17)[b]	5,050	5,012,125
6.25%, 01/31/19 (Call 01/31/16)[a,b]	8,075	8,236,500
6.75%, 01/31/21 (Call 01/31/17)[a,b]	9,700	9,894,000
Ball Corp.
4.00%, 11/15/23[a]	13,616	12,833,080
5.00%, 03/15/22	11,396	11,566,940
5.25%, 07/01/25	15,550	15,472,250

Security	Principal (000s)	Value
Berry Plastics Corp.
5.13%, 07/15/23 (Call 07/15/18)	$13,050	$12,169,125
5.50%, 05/15/22 (Call 05/15/17)[a]	7,000	6,790,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer Inc.
5.63%, 12/15/16 (Call 12/15/15)[b]	9,375	9,328,125
6.00%, 06/15/17 (Call 06/15/16)[a,b]	8,550	8,507,250
Crown Americas LLC/Crown Americas Capital Corp. III
6.25%, 02/01/21 (Call 02/01/16)[a]	9,880	10,275,200
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23[a]	14,350	14,027,125
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22[a,b]	7,900	7,781,500
5.88%, 08/15/23[b]	2,000	2,035,000
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)[b]	6,975	6,940,125
5.13%, 12/01/24 (Call 09/01/24)[b]	6,075	6,166,125
5.25%, 04/01/23 (Call 01/01/23)[a,b]	5,600	5,684,000
5.50%, 09/15/25 (Call 06/15/25)[a,b]	5,785	5,965,781
6.50%, 12/01/20 (Call 09/01/20)[a,b]	6,150	6,795,750

		178,851,821
PHARMACEUTICALS — 2.85%
DPx Holdings BV
7.50%, 02/01/22 (Call 02/01/17)[a,b]	7,000	7,297,500
Endo Finance LLC
5.75%, 01/15/22 (Call 01/15/17)[a,b]	12,975	13,331,813

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Endo Finance LLC/Endo Finco Inc.
5.38%, 01/15/23 (Call 07/15/17)[b]	$11,750	$11,808,750
Endo Ltd./Endo Finance LLC/Endo Finco Inc.
6.00%, 02/01/25 (Call 02/01/20)[a,b]	20,120	20,723,600
6.00%, 07/15/23 (Call 07/15/18)[b]	9,845	10,189,575
Grifols Worldwide Operations Ltd.
5.25%, 04/01/22 (Call 04/01/17)	16,485	16,711,669
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/15)	9,875	10,109,531
Valeant Pharmaceuticals International Inc.
5.38%, 03/15/20 (Call 03/15/17)[b]	29,240	29,678,600
5.50%, 03/01/23 (Call 03/01/18)[a,b]	15,160	15,368,450
5.63%, 12/01/21 (Call 12/01/16)[a,b]	13,450	13,668,562
5.88%, 05/15/23 (Call 05/15/18)[a,b]	50,300	51,431,750
6.13%, 04/15/25 (Call 04/15/20)[a,b]	50,380	52,017,350
6.38%, 10/15/20 (Call 10/15/16)[a,b]	33,000	34,320,000
6.75%, 08/15/18 (Call 10/01/15)[a,b]	23,488	24,662,400
6.75%, 08/15/21 (Call 02/15/16)[a,b]	10,070	10,447,625
7.00%, 10/01/20 (Call 10/01/15)[a,b]	8,331	8,622,585
7.25%, 07/15/22 (Call 07/15/16)[a,b]	9,950	10,472,375
7.50%, 07/15/21 (Call 07/15/16)[a,b]	23,448	25,118,670

		367,409,030

Security	Principal (000s)	Value
PIPELINES — 3.51%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.00%, 12/15/20 (Call 12/15/16)	$7,615	$7,158,100
6.13%, 03/01/22 (Call 11/01/16)[a]	8,699	7,916,090
6.25%, 04/01/23 (Call 04/01/18)[a,b]	10,550	9,547,750
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[b,c]	8,461	6,409,272
DCP Midstream Operating LP
2.50%, 12/01/17 (Call 11/01/17)	3,400	3,179,000
3.88%, 03/15/23 (Call 12/15/22)	9,200	7,590,000
Energy Transfer Equity LP
5.50%, 06/01/27 (Call 03/01/27)[a]	15,340	14,342,900
5.88%, 01/15/24 (Call 10/15/23)[a]	19,075	18,455,062
7.50%, 10/15/20[a]	17,130	18,286,275
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/18)	6,975	6,382,125
6.75%, 08/01/22 (Call 08/01/18)[a]	9,550	9,263,500
Kinder Morgan Inc./DE
8.25%, 02/15/16	1,050	1,081,894
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)[a]	14,400	13,320,000
4.88%, 12/01/24 (Call 09/01/24)[a]	18,039	16,776,270
4.88%, 06/01/25 (Call 03/01/25)[a]	17,400	16,095,000
5.50%, 02/15/23 (Call 08/15/17)[a]	11,025	10,749,375

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
NGPL PipeCo LLC
7.12%, 12/15/17[a,b]	$20,840	$19,277,000
9.63%, 06/01/19 (Call 10/01/15)[a,b]	7,415	6,784,725
NuStar Logistics LP
4.80%, 09/01/20	7,518	7,179,690
ONEOK Inc.
4.25%, 02/01/22 (Call 11/02/21)	8,328	6,762,503
7.50%, 09/01/23 (Call 06/01/23)	3,325	3,325,000
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	1,150	1,067,108
Rockies Express Pipeline LLC
5.63%, 04/15/20[b]	11,990	11,570,350
6.00%, 01/15/19[a,b]	7,825	7,825,000
6.85%, 07/15/18[a,b]	8,945	9,123,900
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (Call 11/01/20)[a]	30,235	29,630,300
5.63%, 04/15/23 (Call 01/15/23)[a]	21,506	20,807,055
5.63%, 03/01/25 (Call 12/01/24)[b]	32,845	31,695,425
5.75%, 05/15/24 (Call 02/15/24)[a]	31,670	30,640,725
6.25%, 03/15/22 (Call 12/15/21)	14,500	14,445,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 11/15/16)[b]	10,900	10,246,000
4.25%, 11/15/23 (Call 05/15/18)	9,300	8,091,000
5.00%, 01/15/18 (Call 10/15/17)[a,b]	17,091	16,834,635
5.25%, 05/01/23 (Call 11/01/17)[a]	8,900	8,343,750
6.88%, 02/01/21 (Call 02/01/16)	8,100	8,039,250

Security	Principal (000s)	Value
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.50%, 10/15/19 (Call 09/15/19)[a,b]	$7,147	$7,182,735
5.88%, 10/01/20 (Call 10/01/16)[a]	7,450	7,468,625
6.13%, 10/15/21 (Call 10/15/16)[a]	8,600	8,621,500
6.25%, 10/15/22 (Call 10/15/18)[a,b]	11,280	11,336,400

		452,850,914
REAL ESTATE — 0.15%
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	357	360,402
5.25%, 03/15/25 (Call 12/15/24)	1,200	1,230,978
Realogy Group LLC
7.63%, 01/15/20 (Call 01/15/16)[b]	9,677	10,160,850
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19[a,b]	7,550	7,597,187

		19,349,417
REAL ESTATE INVESTMENT TRUSTS — 0.94%
ARC Properties Operating Partnership LP
2.00%, 02/06/17	17,800	17,377,250
3.00%, 02/06/19 (Call 01/06/19)	9,350	8,929,250
4.60%, 02/06/24 (Call 11/06/23)	7,350	7,019,250
Communications Sales & Leasing Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/18)[a,b]	6,736	6,399,200
8.25%, 10/15/23 (Call 04/15/19)[a,b]	20,250	18,528,750
Crown Castle International Corp.
4.88%, 04/15/22	12,536	12,849,400
5.25%, 01/15/23[a]	23,725	24,733,313

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
iStar Financial Inc.
5.00%, 07/01/19 (Call 07/01/16)[a]	$10,925	$10,542,625
iStar Inc.
4.00%, 11/01/17 (Call 08/01/17)	8,800	8,591,000
MPT Operating Partnership LP/MPT Finance Corp.
6.88%, 05/01/21 (Call 05/01/16)	5,925	6,228,656

		121,198,694
RETAIL — 3.46%
1011778 BC ULC/New Red Finance Inc.
4.63%, 01/15/22 (Call 10/01/17)[a,b]	17,900	17,989,500
6.00%, 04/01/22 (Call 10/01/17)[a,b]	34,720	35,761,600
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	7,850	8,065,875
7.00%, 05/20/22 (Call 05/20/17)[a]	13,265	13,762,437
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 08/20/19 (Call 10/01/15)[a]	7,480	7,648,300
Best Buy Co. Inc.
5.00%, 08/01/18[a]	7,806	8,260,309
5.50%, 03/15/21 (Call 12/15/20)[a]	8,750	9,307,813
Claire’s Stores Inc.
8.88%, 03/15/19 (Call 10/01/15)[a]	6,930	2,841,300
9.00%, 03/15/19 (Call 10/01/15)[b]	14,375	12,110,938
Dollar Tree Inc.
5.25%, 03/01/20 (Call 03/01/17)[a,b]	13,957	14,585,065
5.75%, 03/01/23 (Call 03/01/18)[a,b]	34,380	36,099,000

Security	Principal (000s)	Value
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 05/01/16)[a]	$7,600	$7,315,000
6.75%, 01/15/22 (Call 11/15/16)[a]	8,650	8,368,875
6.75%, 06/15/23 (Call 06/15/19)[b]	6,900	6,606,750
JC Penney Corp. Inc.
5.65%, 06/01/20[a]	6,850	6,233,500
8.13%, 10/01/19[a]	6,375	6,470,625
L Brands Inc.
5.63%, 02/15/22[a]	16,959	18,146,130
5.63%, 10/15/23[a]	8,500	9,073,750
6.63%, 04/01/21[a]	13,552	15,246,000
6.90%, 07/15/17	10,262	11,108,615
7.00%, 05/01/20	6,160	7,053,200
8.50%, 06/15/19[a]	7,750	9,106,250
Michaels Stores Inc.
5.88%, 12/15/20 (Call 12/15/16)[a,b]	6,925	7,253,938
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a,b]	14,500	15,297,500
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 10/01/15)[a,b]	7,850	8,114,938
QVC Inc.
3.13%, 04/01/19	7,080	6,952,059
4.38%, 03/15/23	11,901	11,296,120
4.45%, 02/15/25	8,916	8,196,272
4.85%, 04/01/24	8,925	8,560,685
5.13%, 07/02/22	6,865	6,931,698
Rite Aid Corp.
6.13%, 04/01/23 (Call 04/01/18)[a,b]	27,870	28,531,912
6.75%, 06/15/21 (Call 06/15/16)[a]	12,366	13,030,672
9.25%, 03/15/20 (Call 03/15/16)[a]	12,958	13,946,047

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Sally Holdings LLC/Sally Capital Inc.
5.75%, 06/01/22 (Call 06/01/17)[a]	$14,118	$14,647,425
6.88%, 11/15/19 (Call 11/15/15)	9,050	9,412,000
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 06/01/19)[a]	7,850	7,398,625
Toys R Us Inc.
10.38%, 08/15/17 (Call 10/01/15)[a]	6,340	4,723,300
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 10/01/15)[a]	10,825	10,500,250

		445,954,273
SEMICONDUCTORS — 1.33%
Advanced Micro Devices Inc.
6.75%, 03/01/19	8,100	5,751,000
7.00%, 07/01/24 (Call 07/01/19)	7,075	4,563,375
7.50%, 08/15/22[a]	7,350	4,851,000
7.75%, 08/01/20 (Call 10/01/15)[a]	6,635	4,329,337
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)[a]	1,425	1,385,813
6.63%, 06/01/21 (Call 10/01/15)[a]	1,375	1,357,813
Freescale Semiconductor Inc.
5.00%, 05/15/21 (Call 05/15/16)[a,b]	8,000	8,060,000
6.00%, 01/15/22 (Call 11/15/16)[b]	13,890	14,515,050
Micron Technology Inc.
5.25%, 08/01/23 (Call 02/01/18)[a,b]	15,420	14,398,425
5.25%, 01/15/24 (Call 05/01/18)[b]	7,950	7,373,625
5.50%, 02/01/25 (Call 08/01/19)[a]	18,585	17,284,050

Security	Principal (000s)	Value
5.63%, 01/15/26 (Call 05/01/20)[b]	$6,500	$5,931,250
5.88%, 02/15/22 (Call 02/15/17)[a]	8,400	8,295,000
NXP BV/NXP Funding LLC
3.50%, 09/15/16[a,b]	2,750	2,767,187
3.75%, 06/01/18[a,b]	10,316	10,393,370
4.13%, 06/15/20[a,b]	9,970	9,994,925
4.63%, 06/15/22[a,b]	6,300	6,237,000
5.75%, 02/15/21 (Call 02/15/17)[a,b]	10,075	10,503,187
5.75%, 03/15/23 (Call 03/15/18)[b]	9,350	9,700,625
Sensata Technologies BV
4.88%, 10/15/23[b]	7,673	7,519,540
5.00%, 10/01/25[a,b]	9,450	9,190,125
5.63%, 11/01/24[a,b]	6,680	6,830,300

		171,231,997
SHIPBUILDING — 0.14%
Huntington Ingalls Industries Inc.
5.00%, 12/15/21 (Call 12/15/17)[a,b]	8,921	9,210,933
7.13%, 03/15/21 (Call 03/15/16)[a]	8,960	9,464,000

		18,674,933
SOFTWARE — 2.42%
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a,b]	22,100	23,177,375
6.13%, 09/15/23 (Call 09/15/18)[a,b]	10,725	11,462,880
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a,b]	25,561	25,113,682
6.13%, 11/01/23 (Call 11/01/18)[a,b]	22,220	22,053,350
BMC Software Finance Inc.
8.13%, 07/15/21 (Call 07/15/16)[b]	23,845	19,493,288
First Data Corp.
5.38%, 08/15/23 (Call 08/15/18)[a,b]	7,690	7,786,125

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.75%, 11/01/20 (Call 11/01/15)[b]	$25,752	$27,071,790
8.25%, 01/15/21 (Call 01/15/16)[a,b]	29,617	31,171,892
10.63%, 06/15/21 (Call 04/15/16)	10,531	11,584,100
11.25%, 01/15/21 (Call 01/15/16)	8,205	9,046,013
11.75%, 08/15/21 (Call 05/15/16)[a]	25,135	28,339,712
12.63%, 01/15/21 (Call 01/15/16)[a]	46,032	52,879,260
Infor U.S. Inc.
5.75%, 08/15/20 (Call 08/15/17)[b]	340	340,000
6.50%, 05/15/22 (Call 05/15/18)[a,b]	28,410	26,492,325
MSCI Inc.
5.75%, 08/15/25 (Call 08/15/20)[b]	1,810	1,846,200
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[b]	14,515	14,623,863

		312,481,855
STORAGE & WAREHOUSING — 0.19%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	18,750	16,781,250
10.75%, 10/15/19 (Call 10/15/16)[a,b]	12,550	7,435,875

		24,217,125
TELECOMMUNICATIONS — 13.78%
Alcatel-Lucent USA Inc.
4.63%, 07/01/17[a,b]	12,400	12,725,500
6.75%, 11/15/20 (Call 11/15/16)[a,b]	14,522	15,465,930
8.88%, 01/01/20 (Call 07/01/16)[a,b]	10,260	11,132,100
Altice Financing SA
6.50%, 01/15/22 (Call 12/15/16)[a,b]	13,049	13,114,245

Security	Principal (000s)	Value
6.63%, 02/15/23 (Call 02/15/18)[a,b]	$31,386	$31,229,070
7.88%, 12/15/19 (Call 12/15/15)[a,b]	5,800	6,075,500
Altice Finco SA
8.13%, 01/15/24 (Call 12/15/18)[b]	9,550	9,693,250
9.88%, 12/15/20 (Call 12/15/16)[b]	7,750	8,505,625
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)[a,b]	25,710	24,360,225
7.75%, 05/15/22 (Call 05/15/17)[a,b]	46,625	45,575,937
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)[a,b]	17,850	17,671,500
Avaya Inc.
7.00%, 04/01/19 (Call 10/01/15)[a,b]	16,466	14,778,235
10.50%, 03/01/21 (Call 03/01/17)[a,b]	19,695	13,146,413
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)[b]	7,250	6,474,250
5.80%, 03/15/22[a]	23,439	22,267,050
6.00%, 04/01/17[a]	7,100	7,401,750
6.45%, 06/15/21	18,700	18,629,875
Series V
5.63%, 04/01/20[a]	14,755	14,716,785
Series W
6.75%, 12/01/23[a]	11,000	10,670,000
CommScope Inc.
4.38%, 06/15/20 (Call 06/15/17)[a,b]	1,115	1,124,756
5.00%, 06/15/21 (Call 06/15/17)[a,b]	10,175	10,022,375
5.50%, 06/15/24 (Call 06/15/19)[b]	9,760	9,491,600
CommScope Technologies Finance LLC
6.00%, 06/15/25 (Call 06/15/20)[b]	22,890	22,317,750

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Embarq Corp.
7.08%, 06/01/16	$1,140	$1,183,983
Frontier Communications Corp.
6.25%, 09/15/21 (Call 06/15/21)[a]	11,000	10,041,900
6.88%, 01/15/25 (Call 10/15/24)[a]	10,125	8,555,625
7.13%, 03/15/19[a]	7,200	7,380,000
7.13%, 01/15/23	11,890	10,736,670
7.63%, 04/15/24[a]	14,850	13,253,625
8.13%, 10/01/18[a]	8,505	9,100,350
8.25%, 04/15/17[a]	9,570	10,263,825
8.50%, 04/15/20[a]	18,365	18,870,037
8.75%, 04/15/22[a]	8,510	8,382,350
9.25%, 07/01/21[a]	8,400	8,652,000
Hughes Satellite Systems Corp.
6.50%, 06/15/19[a]	16,612	18,065,550
7.63%, 06/15/21[a]	13,515	14,765,137
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 05/15/17)[a,b]	13,775	13,327,312
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	31,897	28,109,231
6.63%, 12/15/22 (Call 12/15/17)[a]	19,250	16,843,750
7.25%, 04/01/19 (Call 10/01/15)[a]	22,263	21,873,397
7.25%, 10/15/20 (Call 10/15/15)[a]	35,420	34,047,475
7.50%, 04/01/21 (Call 04/01/16)	16,527	15,969,214
Intelsat Luxembourg SA
6.75%, 06/01/18 (Call 06/01/16)[a]	8,550	7,951,500
7.75%, 06/01/21 (Call 06/01/17)[a]	32,075	24,136,437
8.13%, 06/01/23 (Call 06/01/18)[a]	14,200	10,366,000
Koninklijke KPN NV
7.00%, 03/28/73 (Call 03/28/23)[b,c]	10,210	10,618,400

Security	Principal (000s)	Value
Level 3 Communications Inc.
5.75%, 12/01/22 (Call 12/01/17)[a]	$8,950	$8,927,625
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 05/01/18)[a,b]	12,990	12,730,200
5.38%, 08/15/22 (Call 08/15/17)	16,354	16,354,000
5.38%, 05/01/25 (Call 05/01/20)[a,b]	12,425	11,959,063
5.63%, 02/01/23 (Call 02/01/18)[a]	7,230	7,320,375
6.13%, 01/15/21 (Call 11/15/16)	9,790	10,242,788
7.00%, 06/01/20 (Call 06/01/16)	11,950	12,577,375
8.63%, 07/15/20 (Call 01/15/16)	14,245	15,064,087
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	10,378	10,170,440
6.00%, 03/15/25 (Call 03/15/20)[a,b]	7,750	7,285,000
6.63%, 10/15/21 (Call 10/15/17)[a,b]	11,160	11,271,600
Nokia OYJ
5.38%, 05/15/19[a]	14,400	15,300,000
Sable International Finance Ltd.
6.88%, 08/01/22 (Call 08/01/18)[b]	3,805	3,833,538
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	8,150	8,552,406
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	11,407	11,920,315
SoftBank Group Corp.
4.50%, 04/15/20[a,b]	39,710	39,710,000
Sprint Communications Inc.
6.00%, 12/01/16[a]	28,350	28,987,875
6.00%, 11/15/22[a]	32,360	29,083,550
7.00%, 03/01/20[a,b]	15,418	16,418,864

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
7.00%, 08/15/20[a]	$22,075	$21,649,041
8.38%, 08/15/17[a]	18,520	19,677,500
9.00%, 11/15/18[b]	48,112	53,584,740
9.13%, 03/01/17[a]	16,173	17,224,245
11.50%, 11/15/21[a]	16,014	18,255,960
Sprint Corp.
7.13%, 06/15/24	38,675	35,822,719
7.25%, 09/15/21[a]	32,257	31,289,290
7.63%, 02/15/25 (Call 11/15/24)[a]	22,565	21,098,275
7.88%, 09/15/23	64,691	62,184,224
T-Mobile USA Inc.
5.25%, 09/01/18 (Call 09/11/15)[a]	9,150	9,355,875
6.00%, 03/01/23 (Call 09/01/18)[a]	17,697	17,962,455
6.13%, 01/15/22 (Call 01/15/18)[a]	13,800	14,179,500
6.25%, 04/01/21 (Call 04/01/17)[a]	26,500	27,328,125
6.38%, 03/01/25 (Call 09/01/19)[a]	25,070	25,508,725
6.46%, 04/28/19 (Call 09/11/15)	17,907	18,466,594
6.50%, 01/15/24 (Call 01/15/19)[a]	14,475	14,873,062
6.54%, 04/28/20 (Call 04/28/16)[a]	18,925	19,752,969
6.63%, 11/15/20 (Call 11/15/15)[a]	15,320	15,856,200
6.63%, 04/28/21 (Call 04/28/17)[a]	18,375	19,201,875
6.63%, 04/01/23 (Call 04/01/18)	24,143	25,169,077
6.73%, 04/28/22 (Call 04/28/17)[a]	17,729	18,659,772
6.84%, 04/28/23 (Call 04/28/18)[a]	9,355	9,799,363
Telecom Italia Capital SA
7.00%, 06/04/18	11,540	12,665,150
7.18%, 06/18/19[a]	10,735	12,050,038
Telecom Italia SpA
5.30%, 05/30/24[a,b]	25,450	25,704,500

Security	Principal (000s)	Value
UPCB Finance IV Ltd.
5.38%, 01/15/25 (Call 01/15/20)[b]	$18,682	$18,121,540
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a,b]	8,793	9,452,475
UPCB Finance VI Ltd.
6.88%, 01/15/22 (Call 01/15/17)[a,b]	9,774	10,409,310
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)[b]	7,605	7,624,013
6.00%, 10/15/24 (Call 10/15/19)[b]	9,400	9,564,500
6.38%, 04/15/23 (Call 04/15/18)[a,b]	8,850	9,181,875
Virgin Media Secured Finance PLC
5.25%, 01/15/21[a]	7,200	7,632,000
5.25%, 01/15/26 (Call 01/15/20)[a,b]	14,207	13,834,066
5.38%, 04/15/21 (Call 04/15/17)[a,b]	10,530	10,819,575
5.50%, 01/15/25 (Call 01/15/19)[b]	7,450	7,552,438
West Corp.
5.38%, 07/15/22 (Call 07/15/17)[a,b]	15,872	14,919,680
Wind Acquisition Finance SA
4.75%, 07/15/20 (Call 07/15/16)[a,b]	28,365	28,506,825
6.50%, 04/30/20 (Call 04/30/16)[a,b]	12,242	12,854,100
7.38%, 04/23/21 (Call 04/23/17)[b]	42,950	43,701,625
Windstream Services LLC
6.38%, 08/01/23 (Call 02/01/18)[a]	9,850	7,338,250
7.50%, 06/01/22 (Call 06/01/17)[a]	7,550	5,945,625
7.50%, 04/01/23 (Call 04/01/16)[a]	8,550	6,690,461
7.75%, 10/15/20 (Call 10/15/15)[a]	11,515	10,248,350

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
7.75%, 10/01/21 (Call 10/01/16)[a]	$13,900	$11,328,639
7.88%, 11/01/17[a]	15,927	16,643,715

		1,776,480,926
TRANSPORTATION — 0.57%
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[a]	14,210	8,597,110
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (Call 05/01/16)[a,b]	13,031	13,096,155
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 01/15/17)[a,b]	12,100	10,073,250
XPO Logistics Inc.
6.50%, 06/15/22 (Call 06/15/18)[a,b]	25,420	25,038,700
7.88%, 09/01/19 (Call 09/01/16)[b]	15,150	16,059,000

		72,864,215

TOTAL CORPORATE BONDS & NOTES
(Cost: $13,479,975,228)		12,520,423,968

SHORT-TERM INVESTMENTS — 22.71%

MONEY MARKET FUNDS — 22.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	2,493,836	2,493,836,147
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,f,g]	321,775	321,775,037
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	113,006	113,005,533

		2,928,616,717

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,928,616,717)		2,928,616,717

Value
TOTAL INVESTMENTS IN SECURITIES — 119.80%
(Cost: $16,408,591,945)	$15,449,040,685
Other Assets, Less Liabilities — (19.80)%	(2,552,993,964)

NET ASSETS — 100.00%	$12,896,046,721

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Issuer is in default of interest payments.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 98.69%

ADVERTISING — 0.32%
Omnicom Group Inc.
3.63%, 05/01/22	$14,319	$14,293,797
3.65%, 11/01/24 (Call 08/01/24)[a]	10,333	10,094,538
4.45%, 08/15/20	14,245	15,248,099
WPP Finance 2010
3.75%, 09/19/24	16,175	15,864,607
4.75%, 11/21/21[a]	11,110	12,067,524

		67,568,565
AEROSPACE & DEFENSE — 1.22%
Boeing Co. (The)
4.88%, 02/15/20	4,277	4,778,817
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)	4,480	4,230,667
L-3 Communications Corp.
4.75%, 07/15/20	10,118	10,560,689
5.20%, 10/15/19	12,315	13,155,323
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	7,240	6,842,994
3.35%, 09/15/21	10,163	10,414,951
3.80%, 03/01/45 (Call 09/01/44)	9,925	8,719,241
4.07%, 12/15/42	14,444	13,306,311
4.25%, 11/15/19[a]	5,243	5,660,559
Northrop Grumman Corp.
3.25%, 08/01/23	13,983	13,651,911
4.75%, 06/01/43	12,298	12,236,574
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	4,499	4,378,412
3.13%, 10/15/20[a]	22,677	23,459,041
United Technologies Corp.
3.10%, 06/01/22[a]	15,733	15,817,209
4.15%, 05/15/45[a]	24,000	23,030,633
4.50%, 04/15/20	8,615	9,451,051
4.50%, 06/01/42	34,323	34,803,398
5.70%, 04/15/40	8,912	10,375,398
6.13%, 02/01/19	18,038	20,507,364

Security	Principal (000s)	Value
6.13%, 07/15/38	$8,891	$10,917,145

		256,297,688
AGRICULTURE — 1.50%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	7,075	7,079,176
2.85%, 08/09/22[a]	18,159	17,482,612
4.00%, 01/31/24[a]	16,237	16,538,286
4.25%, 08/09/42	13,027	11,579,122
4.75%, 05/05/21	14,869	16,035,794
5.38%, 01/31/44	17,377	18,152,516
9.25%, 08/06/19	12,028	14,936,342
9.70%, 11/10/18[a]	5,789	7,109,293
Philip Morris International Inc.
1.88%, 01/15/19[a]	8,333	8,297,526
2.50%, 08/22/22	8,733	8,409,452
2.90%, 11/15/21	6,966	6,943,714
3.25%, 11/10/24[a]	9,300	9,189,556
3.88%, 08/21/42	9,331	8,390,476
4.13%, 03/04/43[a]	7,245	6,755,868
4.25%, 11/10/44[a]	8,525	8,116,279
4.38%, 11/15/41	9,310	9,053,895
4.50%, 03/26/20[a]	9,614	10,453,450
4.88%, 11/15/43	8,850	9,226,675
6.38%, 05/16/38	12,896	15,997,175
Reynolds American Inc.
3.25%, 06/12/20[a]	12,820	12,979,400
3.25%, 11/01/22[a]	11,519	11,213,746
4.00%, 06/12/22[a]	7,060	7,252,985
4.45%, 06/12/25 (Call 03/12/25)	26,740	27,383,573
4.75%, 11/01/42[a]	4,945	4,591,145
5.70%, 08/15/35 (Call 02/15/35)	6,000	6,328,287
5.85%, 08/15/45 (Call 02/12/45)	30,500	32,726,134
6.88%, 05/01/20[b]	1,226	1,417,378
8.13%, 06/23/19[b]	369	435,548

		314,075,403
AUTO MANUFACTURERS — 1.71%
American Honda Finance Corp.
2.13%, 10/10/18	12,462	12,519,814
2.25%, 08/15/19[a]	13,500	13,533,003

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Daimler Finance North America LLC
8.50%, 01/18/31	$19,144	$27,828,534
Ford Motor Co.
4.75%, 01/15/43[a]	29,943	28,446,392
7.45%, 07/16/31	10,462	13,153,701
Ford Motor Credit Co. LLC
3.22%, 01/09/22	20,000	19,437,594
General Motors Co.
4.88%, 10/02/23[a]	18,600	18,990,414
5.00%, 04/01/35	1,000	947,010
5.20%, 04/01/45[a]	9,855	9,297,503
6.25%, 10/02/43[a]	22,260	23,959,996
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	16,003	15,768,076
3.20%, 07/13/20 (Call 06/13/20)	20,028	19,805,689
3.45%, 04/10/22 (Call 02/10/22)	10,000	9,550,000
3.50%, 07/10/19[a]	1,000	1,007,500
4.00%,01/15/25 (Call 10/15/24)[a]	20,500	19,380,085
4.30%,07/13/25 (Call 04/13/25)[a]	12,200	11,823,020
4.38%, 09/25/21[a]	18,000	18,280,800
Toyota Motor Credit Corp.
2.00%, 10/24/18	16,423	16,485,779
2.10%, 01/17/19[a]	3,032	3,046,259
2.13%, 07/18/19[a]	20,600	20,640,112
2.15%, 03/12/20[a]	14,970	14,933,804
3.30%, 01/12/22	19,505	20,060,338
3.40%, 09/15/21	9,822	10,146,014
4.25%, 01/11/21[a]	2,500	2,694,444
Series B
4.50%, 06/17/20[a]	5,604	6,143,915

		357,879,796
BANKS — 26.78%
Abbey National Treasury Services PLC/London
2.35%, 09/10/19	8,328	8,327,835
2.38%, 03/16/20[a]	11,348	11,301,420

Security	Principal (000s)	Value
3.05%, 08/23/18	$5,919	$6,088,243
4.00%, 03/13/24[a]	16,190	16,806,891
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	16,700	16,741,865
Bank of America Corp.
2.60%, 01/15/19	23,114	23,282,808
2.65%, 04/01/19	33,655	33,961,974
3.30%, 01/11/23[a]	45,572	44,903,682
3.88%, 08/01/25[a]	10,500	10,581,390
4.00%, 04/01/24	30,222	30,988,382
4.00%, 01/22/25	46,900	45,813,974
4.10%, 07/24/23	12,656	13,105,688
4.13%, 01/22/24	25,691	26,563,089
4.20%, 08/26/24[a]	13,902	13,812,244
4.25%, 10/22/26	29,413	28,915,438
4.88%, 04/01/44[a]	28,491	29,701,942
5.00%, 05/13/21	27,070	29,702,725
5.00%, 01/21/44	24,200	25,522,465
5.63%, 07/01/20	31,235	35,109,824
5.70%, 01/24/22	20,704	23,413,831
5.88%, 01/05/21	14,920	17,018,491
5.88%, 02/07/42[a]	9,287	10,875,914
6.11%, 01/29/37	24,652	27,951,535
6.88%, 11/15/18	12,113	13,732,755
7.63%, 06/01/19	25,625	30,216,126
7.75%, 05/14/38[a]	14,127	18,959,115
Series L
2.25%, 04/21/20[a]	23,065	22,696,377
3.95%, 04/21/25	39,335	38,159,076
Bank of America N.A.
6.00%, 10/15/36	9,565	11,437,899
Bank of Montreal
2.38%, 01/25/19 (Call 12/25/18)[a]	4,450	4,484,571
2.55%, 11/06/22 (Call 10/06/22)[a]	12,200	11,805,700
Bank of New York Mellon Corp. (The)
2.10%, 01/15/19 (Call 12/15/18)	7,668	7,673,465
2.20%, 05/15/19 (Call 04/15/19)	9,741	9,721,063

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.30%, 09/11/19 (Call 08/11/19)	$2,585	$2,584,985
3.00%, 02/24/25 (Call 01/24/25)[a]	7,710	7,445,155
3.55%, 09/23/21 (Call 08/23/21)	24,780	25,843,107
3.65%, 02/04/24 (Call 01/05/24)[a]	10,450	10,708,834
Series G
2.15%, 02/24/20 (Call 01/24/20)	17,700	17,509,452
Bank of Nova Scotia (The)
2.05%, 10/30/18	20,788	20,829,187
2.05%, 06/05/19	13,795	13,745,377
2.80%, 07/21/21	7,269	7,246,280
4.38%, 01/13/21	3,424	3,705,240
Barclays Bank PLC
2.50%, 02/20/19[a]	23,066	23,257,715
3.75%, 05/15/24	34,975	35,079,177
5.13%, 01/08/20	13,205	14,684,545
5.14%, 10/14/20[a]	6,484	7,051,472
6.75%, 05/22/19[a]	12,064	13,942,136
Barclays PLC
2.75%, 11/08/19	28,900	28,858,049
2.88%, 06/08/20[a]	15,500	15,423,804
3.65%, 03/16/25	29,540	28,145,000
4.38%, 09/11/24[a]	11,835	11,425,056
5.25%, 08/17/45	3,000	2,988,075
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	10,900	10,943,055
2.63%, 06/29/20 (Call 05/29/20)	13,106	13,144,115
BNP Paribas SA
2.38%, 05/21/20	21,320	21,199,894
2.40%, 12/12/18[a]	14,495	14,596,391
2.45%, 03/17/19[a]	5,750	5,795,669
2.70%, 08/20/18	7,705	7,853,035
3.25%, 03/03/23[a]	16,825	16,843,238
4.25%, 10/15/24[a]	15,055	14,965,239
5.00%, 01/15/21[a]	21,740	24,281,560
BPCE SA
2.25%, 01/27/20	13,500	13,426,065
2.50%, 12/10/18	5,750	5,826,417

Security	Principal (000s)	Value
2.50%, 07/15/19	$5,250	$5,290,644
4.00%, 04/15/24[a]	22,450	22,970,223
Branch Banking & Trust Co.
2.30%, 10/15/18 (Call 09/15/18)	10,650	10,778,371
3.80%, 10/30/26 (Call 09/30/26)[a]	7,750	7,857,717
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	5,517	5,463,555
3.20%, 02/05/25 (Call 01/05/25)	12,700	11,807,431
3.50%, 06/15/23	5,000	4,872,207
3.75%, 04/24/24 (Call 03/24/24)	11,960	11,673,011
4.75%, 07/15/21	16,247	17,368,547
Capital One N.A./Mclean VA
2.40%, 09/05/19 (Call 08/15/19)	16,075	15,875,901
2.95%, 07/23/21 (Call 06/23/21)[a]	8,740	8,564,969
Citigroup Inc.
2.40%, 02/18/20[a]	26,005	25,709,014
2.50%, 09/26/18[a]	13,869	14,007,877
2.50%, 07/29/19	31,179	31,233,011
2.55%, 04/08/19[a]	26,610	26,796,046
3.30%, 04/27/25[a]	27,295	26,454,775
3.38%, 03/01/23[a]	4,148	4,119,206
3.50%, 05/15/23[a]	16,105	15,605,067
3.75%, 06/16/24[a]	19,306	19,443,515
3.88%, 10/25/23[a]	21,386	21,771,887
3.88%, 03/26/25[a]	10,894	10,526,374
4.00%, 08/05/24[a]	14,408	14,205,307
4.05%, 07/30/22	16,096	16,473,458
4.30%, 11/20/26[a]	10,885	10,782,538
4.40%, 06/10/25[a]	22,994	23,057,974
4.50%, 01/14/22[a]	28,682	30,662,908
5.30%, 05/06/44[a]	19,170	20,018,345
5.38%, 08/09/20	12,041	13,418,652
5.50%, 09/13/25	21,549	23,400,865
5.88%, 01/30/42	6,545	7,587,295
6.13%, 08/25/36	8,120	9,399,782
6.63%, 06/15/32	7,600	9,150,690
6.68%, 09/13/43	8,000	9,932,527

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
8.13%, 07/15/39	$26,240	$38,168,688
8.50%, 05/22/19	16,334	19,730,332
Commonwealth Bank of Australia/New York NY
2.25%, 03/13/19	18,500	18,615,564
2.30%, 09/06/19	15,000	15,042,943
2.30%, 03/12/20[a]	6,109	6,092,317
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19[a]	9,750	9,802,940
3.88%, 02/08/22	33,990	35,600,732
3.95%, 11/09/22[a]	21,490	21,417,160
4.38%, 08/04/25	10,000	10,002,870
4.50%, 01/11/21	20,685	22,529,914
4.63%, 12/01/23	12,250	12,590,075
5.25%, 05/24/41	10,165	11,051,485
5.25%, 08/04/45	10,000	10,144,360
5.75%, 12/01/43	11,778	12,843,692
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
2.25%, 01/14/20	13,250	13,185,169
3.38%, 05/21/25[a]	15,450	15,074,801
Credit Suisse/New York NY
2.30%, 05/28/19[a]	37,070	36,974,856
3.00%, 10/29/21[a]	14,795	14,709,003
3.63%, 09/09/24	32,750	32,594,840
4.38%, 08/05/20[a]	12,880	13,964,040
5.30%, 08/13/19[a]	6,552	7,251,762
5.40%, 01/14/20[a]	16,848	18,549,025
Deutsche Bank AG
2.95%, 08/20/20	12,000	12,012,992
4.50%, 04/01/25	10,830	10,428,726
Deutsche Bank AG/London
2.50%, 02/13/19[a]	21,913	22,043,133
3.70%, 05/30/24[a]	21,870	21,690,928
Discover Bank/Greenwood DE
3.10%, 06/04/20 (Call 05/04/20)	17,530	17,555,936
3.20%, 08/09/21 (Call 07/09/21)[a]	11,994	11,842,529
4.20%, 08/08/23	10,295	10,428,767

Security	Principal (000s)	Value
Fifth Third Bancorp
2.88%, 07/27/20 (Call 06/27/20)	$7,328	$7,336,825
4.30%, 01/16/24 (Call 12/16/23)	9,735	9,943,235
8.25%, 03/01/38	9,348	13,271,979
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/19 (Call 03/25/19)	13,250	13,314,338
2.88%, 10/01/21 (Call 09/01/21)	12,000	11,900,682
Goldman Sachs Group Inc. (The)
2.55%, 10/23/19 [a]	31,500	31,575,603
2.60%, 04/23/20 (Call 03/23/20)[a]	5,395	5,378,899
2.63%, 01/31/19	25,771	26,052,966
2.90%, 07/19/18[a]	299	306,057
3.50%, 01/23/25 (Call 10/23/24)[a]	31,800	31,184,581
3.63%, 01/22/23[a]	11,827	11,914,331
3.75%, 05/22/25 (Call 02/22/25)[a]	22,170	22,154,279
3.85%, 07/08/24 (Call 04/08/24)	29,173	29,499,577
4.00%, 03/03/24	23,212	23,738,557
4.80%, 07/08/44 (Call 01/08/44)	27,386	27,914,123
5.15%, 05/22/45[a]	22,875	22,710,655
5.25%, 07/27/21	43,570	48,407,320
5.38%, 03/15/20	18,802	20,864,335
5.75%, 01/24/22	49,457	56,189,745
5.95%, 01/15/27	15,126	16,994,318
6.00%, 06/15/20	26,275	29,982,473
6.13%, 02/15/33	28,132	33,425,899
6.25%, 02/01/41	16,531	19,889,425
6.45%, 05/01/36	15,406	17,636,291
6.75%, 10/01/37	61,690	73,508,539
7.50%, 02/15/19	32,825	38,283,072
HSBC Bank USA N.A./New York NY
4.88%, 08/24/20	8,510	9,318,412
5.63%, 08/15/35	1,743	1,967,351
5.88%, 11/01/34	7,000	8,090,874

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
HSBC Holdings PLC
4.00%, 03/30/22	$10,023	$10,392,942
4.25%, 03/14/24[a]	32,900	32,941,563
4.25%, 08/18/25	10,300	10,183,196
4.88%, 01/14/22	17,495	19,078,033
5.10%, 04/05/21	18,688	20,568,467
5.25%, 03/14/44[a]	16,659	16,949,263
6.10%, 01/14/42[a]	6,168	7,606,627
6.50%, 05/02/36	22,727	26,660,916
6.50%, 09/15/37	29,034	34,173,218
6.80%, 06/01/38	18,760	22,855,604
HSBC USA Inc.
2.25%, 06/23/19[a]	9,600	9,560,081
2.35%, 03/05/20	19,085	18,817,194
2.38%, 11/13/19	9,400	9,344,962
2.63%, 09/24/18	3,413	3,464,574
2.75%, 08/07/20	13,000	12,998,405
3.50%, 06/23/24	10,500	10,538,119
5.00%, 09/27/20[a]	6,490	7,105,452
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	15,150	15,639,181
5.25%, 01/12/24[a]	14,210	15,151,391
JPMorgan Chase & Co.
2.20%, 10/22/19	5,256	5,209,655
2.25%, 01/23/20 (Call 12/23/19)[a]	27,493	27,193,906
2.35%, 01/28/19[a]	6,850	6,892,385
2.75%, 06/23/20 (Call 05/23/20)[a]	14,510	14,576,821
3.13%, 01/23/25 (Call 10/23/24)	27,572	26,391,640
3.20%, 01/25/23	39,133	38,470,185
3.25%, 09/23/22	21,114	20,993,089
3.38%, 05/01/23	24,218	23,454,668
3.63%, 05/13/24	22,759	22,715,096
3.88%, 02/01/24	23,918	24,444,347
3.88%, 09/10/24	46,825	46,163,395
3.90%, 07/15/25 (Call 04/15/25)[a]	20,300	20,649,704
4.13%, 12/15/26[a]	10,550	10,439,660
4.25%, 10/15/20[a]	34,425	36,730,790
4.35%, 08/15/21	32,124	34,257,085
4.40%, 07/22/20[a]	21,308	22,841,211
4.50%, 01/24/22	22,349	23,850,556

Security	Principal (000s)	Value
4.63%, 05/10/21[a]	$27,768	$30,093,198
4.85%, 02/01/44[a]	8,248	8,644,574
4.95%, 03/25/20[a]	19,393	21,246,403
4.95%, 06/01/45[a]	11,250	11,221,296
5.40%, 01/06/42	12,740	14,280,062
5.50%, 10/15/40	10,768	12,184,958
5.60%, 07/15/41	18,094	20,696,046
5.63%, 08/16/43[a]	22,623	24,450,230
6.30%, 04/23/19	33,558	38,080,061
6.40%, 05/15/38[a]	24,584	30,819,567
KeyBank N.A./Cleveland OH
2.25%, 03/16/20	12,000	11,850,983
2.50%, 12/15/19	8,500	8,518,068
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	7,003	7,030,954
5.10%, 03/24/21[a]	9,951	10,979,915
Lloyds Bank PLC
2.30%, 11/27/18	12,530	12,605,588
2.35%, 09/05/19[a]	6,276	6,277,707
2.40%, 03/17/20	11,400	11,354,179
3.50%, 05/14/25	15,500	15,251,138
6.38%, 01/21/21[a]	5,506	6,514,308
Lloyds Banking Group PLC
4.50%, 11/04/24[a]	24,000	24,298,289
Manufacturers & Traders Trust Co.
2.10%, 02/06/20 (Call 01/06/20)[a]	15,000	14,782,794
2.30%, 01/30/19 (Call 12/30/18)	3,130	3,142,858
2.90%, 02/06/25 (Call 01/06/25)	11,700	11,035,074
Morgan Stanley
2.38%, 07/23/19[a]	29,160	29,183,771
2.50%, 01/24/19	20,616	20,838,393
2.65%, 01/27/20[a]	60,496	60,754,409
2.80%, 06/16/20	8,524	8,572,115
3.70%, 10/23/24[a]	33,200	33,196,023
3.75%, 02/25/23	20,456	20,758,755
3.95%, 04/23/27	11,490	10,980,698
4.00%, 07/23/25	11,000	11,226,255
4.10%, 05/22/23[a]	33,474	33,728,861
4.30%, 01/27/45[a]	32,350	30,637,165

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.35%, 09/08/26	$21,754	$21,658,024
4.88%, 11/01/22	32,818	34,569,467
5.00%, 11/24/25[a]	24,824	26,143,788
5.50%, 01/26/20[a]	24,306	27,146,783
5.50%, 07/24/20	24,341	27,179,450
5.50%, 07/28/21	21,683	24,417,359
5.63%, 09/23/19[a]	30,877	34,379,588
5.75%, 01/25/21	6,088	6,909,120
6.38%, 07/24/42[a]	27,849	34,271,414
7.25%, 04/01/32	5,012	6,579,335
7.30%, 05/13/19	30,910	36,180,699
Series F
3.88%, 04/29/24[a]	38,462	39,002,660
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	18,935	19,154,720
National Australia Bank Ltd./New York
2.30%, 07/25/18	6,750	6,806,268
2.63%, 07/23/20[a]	5,000	5,027,845
3.00%, 01/20/23[a]	12,939	12,819,731
Northern Trust Corp.
3.95%, 10/30/25[a]	11,000	11,369,780
PNC Bank N.A.
2.20%, 01/28/19 (Call 12/29/18)[a,c]	17,525	17,581,818
2.25%, 07/02/19 (Call 06/02/19)[c]	5,750	5,747,783
2.40%, 10/18/19 (Call 09/18/19)[a,c]	7,250	7,285,872
2.60%, 07/21/20 (Call 06/21/20)[c]	11,000	10,998,517
2.70%, 11/01/22 (Call 10/01/22)[c]	21,837	21,274,612
2.95%, 01/30/23 (Call 12/30/22)[c]	5,800	5,603,701
2.95%, 02/23/25 (Call 01/24/25)[a,c]	9,300	8,943,523
3.80%, 07/25/23 (Call 06/25/23)[c]	14,928	15,441,150
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	10,470	10,596,363

Security	Principal (000s)	Value
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	$8,069	$8,197,731
4.38%, 08/11/20[c]	9,524	10,302,069
5.13%, 02/08/20[a,c]	3,965	4,397,112
Royal Bank of Canada
2.15%, 03/15/19[a]	12,184	12,248,500
2.15%, 03/06/20[a]	8,000	7,984,948
2.20%, 07/27/18[a]	1,303	1,315,746
Royal Bank of Scotland Group PLC
6.40%, 10/21/19	16,912	18,906,868
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	10,344	11,674,011
6.13%, 01/11/21	14,316	16,574,509
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)[a]	12,205	12,014,899
4.50%, 07/17/25 (Call 04/17/25)	10,000	9,999,237
Societe Generale SA
2.63%, 10/01/18	10,500	10,663,633
State Street Corp.
3.10%, 05/15/23	15,282	14,943,789
3.30%, 12/16/24[a]	16,815	16,715,736
3.70%, 11/20/23	9,180	9,459,155
4.38%, 03/07/21	14,765	16,074,084
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	9,000	8,948,983
2.45%, 01/10/19	11,585	11,665,074
2.45%, 01/16/20[a]	21,850	21,793,328
2.65%, 07/23/20[a]	4,000	4,010,112
3.20%, 07/18/22	6,949	6,936,561
SunTrust Banks Inc.
2.35%, 11/01/18 (Call 10/01/18)	8,334	8,363,040
2.50%, 05/01/19 (Call 04/01/19)	5,000	5,018,376
Svenska Handelsbanken AB
2.25%, 06/17/19	6,502	6,547,866
2.50%, 01/25/19	22,375	22,776,023

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Toronto-Dominion Bank (The)
2.13%, 07/02/19[a]	$16,275	$16,271,543
2.25%, 11/05/19[a]	16,499	16,551,899
2.63%, 09/10/18	16,282	16,631,617
U.S. Bancorp
1.95%, 11/15/18 (Call 10/15/18)[a]	9,755	9,822,319
2.20%, 04/25/19 (Call 03/25/19)	13,810	13,941,566
2.95%, 07/15/22 (Call 06/15/22)	16,347	16,091,380
3.00%, 03/15/22 (Call 02/15/22)	11,087	11,174,494
3.70%, 01/30/24 (Call 12/29/23)	6,250	6,481,761
4.13%, 05/24/21 (Call 04/23/21)	12,649	13,667,061
Series F
3.60%, 09/11/24 (Call 08/11/24)	12,971	13,028,705
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)[a]	20,235	20,291,599
2.80%, 01/27/25 (Call 12/27/24)	5,700	5,501,217
UBS AG/Stamford CT
2.35%, 03/26/20[a]	12,250	12,176,246
2.38%, 08/14/19[a]	28,706	28,693,895
4.88%, 08/04/20	26,675	29,571,828
Wachovia Corp.
5.50%, 08/01/35	12,448	13,874,381
Wells Fargo & Co.
2.13%, 04/22/19[a]	28,625	28,570,595
2.15%, 01/15/19	18,691	18,707,089
2.60%, 07/22/20	17,510	17,532,115
3.00%, 01/22/21	10,218	10,391,191
3.00%, 02/19/25[a]	35,335	33,967,440
3.30%, 09/09/24	30,061	29,759,422
3.50%, 03/08/22	32,001	32,908,024
3.90%, 05/01/45[a]	26,055	23,833,603
4.10%, 06/03/26[a]	13,508	13,520,304
4.13%, 08/15/23	20,327	21,020,726
4.30%, 07/22/27	17,320	17,573,547
4.60%, 04/01/21	25,131	27,375,859

Security	Principal (000s)	Value
4.65%, 11/04/44	$10,739	$10,428,244
5.38%, 02/07/35	1,074	1,209,380
5.38%, 11/02/43	19,399	20,715,985
5.61%, 01/15/44	30,211	33,322,331
Series M
3.45%, 02/13/23[a]	16,873	16,770,085
Series N
2.15%, 01/30/20[a]	31,539	31,098,097
Wells Fargo Bank N.A.
5.85%, 02/01/37	10,250	12,260,488
6.60%, 01/15/38	18,634	24,262,942
Westpac Banking Corp.
2.25%, 07/30/18	5,845	5,904,207
2.25%, 01/17/19[a]	21,024	21,132,038
2.30%, 05/26/20[a]	8,075	8,032,845
4.88%, 11/19/19	18,910	20,804,984

		5,613,731,018
BEVERAGES — 2.18%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	8,907	8,954,691
2.63%, 01/17/23[a]	24,218	23,111,404
3.70%, 02/01/24[a]	19,996	20,344,242
4.00%, 01/17/43[a]	4,267	3,946,390
4.63%, 02/01/44[a]	6,825	6,964,622
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	26,360	25,322,064
3.75%, 07/15/42	15,074	13,385,602
5.00%, 04/15/20	12,712	14,126,074
5.38%, 01/15/20	18,047	20,256,359
6.88%, 11/15/19	14,527	17,124,169
7.75%, 01/15/19	21,153	24,881,322
8.20%, 01/15/39[a]	10,070	15,012,438
Bottling Group LLC
5.13%, 01/15/19[a]	6,332	6,985,113
Coca-Cola Co. (The)
1.65%, 11/01/18	19,360	19,392,782
2.45%, 11/01/20	11,563	11,636,851
2.50%, 04/01/23[a]	5,940	5,729,324
3.15%, 11/15/20	11,206	11,629,447
3.20%, 11/01/23[a]	19,075	19,244,285
3.30%, 09/01/21	8,653	8,965,834

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	$10,972	$10,402,701
Diageo Investment Corp.
2.88%, 05/11/22[a]	12,584	12,269,478
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29[a]	11,865	15,987,296
PepsiCo Inc.
1.85%, 04/30/20 (Call 03/30/20)[a]	10,600	10,382,686
2.25%, 01/07/19 (Call 12/07/18)	4,600	4,656,930
2.75%, 03/05/22	13,984	13,795,519
2.75%, 03/01/23	13,592	13,225,821
2.75%, 04/30/25 (Call 01/30/25)	10,340	9,829,745
3.00%, 08/25/21[a]	5,596	5,718,504
3.10%, 07/17/22 (Call 05/17/22)	2,500	2,527,103
3.13%, 11/01/20	11,429	11,823,798
3.50%, 07/17/25 (Call 04/17/25)	550	554,435
3.60%, 03/01/24 (Call 12/01/23)	6,680	6,817,905
4.00%, 03/05/42[a]	9,323	8,716,157
4.50%, 01/15/20	10,665	11,641,873
4.88%, 11/01/40	11,386	12,036,494
5.00%, 06/01/18[a]	369	402,275
5.50%, 01/15/40[a]	8,146	9,325,181
7.90%, 11/01/18	15,990	18,917,101

		456,044,015
BIOTECHNOLOGY — 1.80%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)[a]	10,328	10,074,498
2.20%, 05/22/19 (Call 04/22/19)	20,665	20,528,373
3.13%, 05/01/25 (Call 02/01/25)[a]	9,600	9,084,240
3.45%, 10/01/20	15,310	15,734,317
3.63%, 05/15/22 (Call 02/15/22)[a]	1,859	1,877,035

Security	Principal (000s)	Value
3.63%, 05/22/24 (Call 02/22/24)	$14,825	$14,711,022
3.88%, 11/15/21 (Call 08/15/21)[a]	18,623	19,306,453
4.10%, 06/15/21 (Call 03/15/21)	11,911	12,530,592
4.40%, 05/01/45 (Call 11/01/44)[a]	10,100	9,360,158
5.15%, 11/15/41 (Call 05/15/41)	21,112	21,491,955
5.38%, 05/15/43 (Call 11/15/42)[a]	13,882	14,643,085
5.65%, 06/15/42 (Call 12/15/41)	9,758	10,626,749
5.70%, 02/01/19	11,474	12,727,719
6.38%, 06/01/37	11,459	13,431,093
6.40%, 02/01/39	11,762	13,909,201
Celgene Corp.
2.88%, 08/15/20	15,000	15,052,575
3.25%, 08/15/22[a]	12,006	11,873,447
3.63%, 05/15/24 (Call 02/15/24)	5,488	5,372,071
3.88%, 08/15/25 (Call 05/15/25)	15,000	14,894,007
4.63%, 05/15/44 (Call 11/15/43)	10,750	10,107,827
5.00%, 08/15/45 (Call 02/15/45)	15,000	15,003,660
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)[a]	22,672	22,579,992
3.70%, 04/01/24 (Call 01/01/24)	12,747	12,904,206
4.40%, 12/01/21 (Call 09/01/21)	9,814	10,556,977
4.50%, 04/01/21 (Call 01/01/21)[a]	7,234	7,823,909
4.50%, 02/01/45 (Call 08/01/44)	23,295	22,974,764
4.80%, 04/01/44 (Call 10/01/43)[a]	13,645	13,995,067
5.65%, 12/01/41 (Call 06/01/41)	12,225	13,865,127

		377,040,119

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CHEMICALS — 1.93%
CF Industries Inc.
3.45%, 06/01/23	$5,319	$5,030,576
4.95%, 06/01/43	4,996	4,580,303
5.15%, 03/15/34	17,955	17,209,808
5.38%, 03/15/44[a]	9,839	9,470,975
7.13%, 05/01/20	2,310	2,690,340
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	19,308	18,712,696
3.50%, 10/01/24 (Call 07/01/24)[a]	11,150	10,754,841
4.13%, 11/15/21 (Call 08/15/21)[a]	24,508	25,537,745
4.25%, 11/15/20 (Call 08/15/20)	19,231	20,356,398
4.38%, 11/15/42 (Call 05/15/42)	10,645	9,520,275
5.25%, 11/15/41 (Call 05/15/41)	7,895	7,978,533
7.38%, 11/01/29	10,177	12,954,498
8.55%, 05/15/19	12,287	14,871,070
9.40%, 05/15/39	10,601	15,583,695
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	8,055	7,992,656
3.60%, 08/15/22 (Call 05/15/22)	8,142	8,030,362
3.80%, 03/15/25 (Call 12/15/24)	7,500	7,336,947
4.65%, 10/15/44 (Call 04/15/44)[a]	6,500	6,083,988
Ecolab Inc.
4.35%, 12/08/21	9,700	10,423,029
5.50%, 12/08/41	10,498	11,563,563
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	20,002	19,170,307
3.63%, 01/15/21[a]	11,230	11,779,893
4.15%, 02/15/43[a]	6,215	5,850,371
4.63%, 01/15/20[a]	9,423	10,287,007
LYB International Finance BV
4.00%, 07/15/23	8,381	8,444,451

Security	Principal (000s)	Value
4.88%, 03/15/44 (Call 09/15/43)[a]	$11,070	$10,520,504
5.25%, 07/15/43[a]	7,558	7,544,054
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)[a]	11,675	10,102,271
5.00%, 04/15/19 (Call 01/15/19)	14,150	15,347,792
5.75%, 04/15/24 (Call 01/15/24)[a]	7,370	8,262,007
6.00%, 11/15/21 (Call 08/17/21)	16,453	18,652,582
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)[a]	8,709	8,375,133
4.40%, 07/15/44 (Call 01/15/44)	12,500	11,251,932
4.70%, 07/15/64 (Call 01/15/64)	10,185	8,894,866
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	7,055	7,113,677
Potash Corp. of Saskatchewan Inc.
3.63%, 03/15/24 (Call 12/15/23)	8,903	8,843,271
Rohm & Haas Co.
7.85%, 07/15/29	5,306	6,935,441

		404,057,857
COMMERCIAL SERVICES — 0.22%
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)[a]	16,346	16,375,631
3.75%, 08/15/21 (Call 06/15/21)	6,690	6,647,365
4.25%, 08/15/24 (Call 05/15/24)	23,045	22,578,532

		45,601,528
COMPUTERS — 2.65%
Apple Inc.
1.55%, 02/07/20	12,000	11,732,490
2.00%, 05/06/20[a]	18,638	18,534,035
2.10%, 05/06/19[a]	18,860	19,049,335

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.15%, 02/09/22[a]	$10,741	$10,314,272
2.40%, 05/03/23[a]	59,168	56,500,813
2.50%, 02/09/25[a]	24,784	23,285,143
2.70%, 05/13/22	15,755	15,585,385
2.85%, 05/06/21[a]	23,912	24,288,413
3.20%, 05/13/25[a]	19,307	19,207,107
3.45%, 05/06/24	29,325	29,816,332
3.45%, 02/09/45	14,310	12,099,792
3.85%, 05/04/43	32,378	29,424,858
4.38%, 05/13/45	20,630	20,424,789
4.45%, 05/06/44	9,650	9,651,779
EMC Corp./MA
2.65%, 06/01/20[a]	21,930	21,810,806
3.38%, 06/01/23 (Call 03/01/23)[a]	18,845	18,314,080
Hewlett-Packard Co.
2.75%, 01/14/19[a]	12,971	13,049,559
3.75%, 12/01/20	14,566	14,973,372
4.30%, 06/01/21	9,910	10,311,059
4.38%, 09/15/21	17,775	18,403,750
4.65%, 12/09/21[a]	12,568	13,226,179
6.00%, 09/15/41	5,937	5,905,943
International Business Machines Corp.
1.63%, 05/15/20[a]	17,155	16,731,896
1.88%, 08/01/22[a]	13,151	12,187,158
1.95%, 02/12/19[a]	9,690	9,727,695
3.38%, 08/01/23	8,925	8,950,603
3.63%, 02/12/24[a]	23,945	24,284,277
4.00%, 06/20/42[a]	12,231	11,139,194
7.63%, 10/15/18	14,748	17,286,598
8.38%, 11/01/19	4,987	6,218,887
Seagate HDD Cayman
3.75%, 11/15/18	8,775	9,038,018
4.75%, 06/01/23[a]	16,880	16,337,561
4.75%, 01/01/25	8,700	8,252,967

		556,064,145
COSMETICS & PERSONAL CARE — 0.32%
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	5,150	5,156,696
2.30%, 02/06/22[a]	17,448	17,239,742
3.10%, 08/15/23[a]	4,434	4,495,876
4.70%, 02/15/19[a]	23,608	26,029,867

Security	Principal (000s)	Value
5.55%, 03/05/37	$12,497	$14,980,634

		67,902,815
DIVERSIFIED FINANCIAL SERVICES — 4.13%
American Express Co.
2.65%, 12/02/22	13,497	12,974,438
4.05%, 12/03/42[a]	9,654	9,044,854
American Express Credit Corp.
2.13%, 07/27/18	3,963	3,985,557
2.13%, 03/18/19	14,365	14,364,533
2.25%, 08/15/19	12,100	12,082,879
2.38%, 05/26/20 (Call 04/25/20)	26,760	26,557,646
Ameriprise Financial Inc.
4.00%, 10/15/23	13,700	14,223,895
5.30%, 03/15/20	300	337,545
Associates Corp. of North America
6.95%, 11/01/18[a]	3,325	3,788,735
BP Capital Markets PLC
2.52%, 01/15/20[a]	10,180	10,219,558
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	12,270	12,141,261
3.38%, 02/15/23	17,490	16,689,878
CME Group Inc./IL
3.00%, 09/15/22	2,951	2,924,004
3.00%, 03/15/25 (Call 12/15/24)	10,500	10,203,166
5.30%, 09/15/43 (Call 03/15/43)[a]	11,568	12,973,547
Ford Motor Credit Co. LLC
2.38%, 03/12/19[a]	15,400	15,164,847
2.60%, 11/04/19	6,605	6,500,344
2.88%, 10/01/18	10,058	10,117,276
3.66%, 09/08/24[a]	10,950	10,513,832
4.25%, 09/20/22[a]	22,995	23,631,276
4.38%, 08/06/23	9,774	9,987,703
5.75%, 02/01/21[a]	7,370	8,263,714
5.88%, 08/02/21	25,429	28,578,735
8.13%, 01/15/20	7,258	8,655,291
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)	30,300	30,268,476

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.30%, 01/14/19[a]	$8,814	$8,919,295
3.10%, 01/09/23	39,764	39,767,790
3.15%, 09/07/22	11,162	11,260,213
3.45%, 05/15/24 (Call 02/13/24)[a]	10,866	11,093,563
4.38%, 09/16/20	6,229	6,764,576
4.63%, 01/07/21[a]	29,663	32,504,039
4.65%, 10/17/21	38,333	42,043,933
5.30%, 02/11/21[a]	34,360	38,698,249
5.50%, 01/08/20	11,304	12,759,519
5.88%, 01/14/38	62,278	74,994,620
6.00%, 08/07/19	20,284	23,112,399
6.15%, 08/07/37	25,567	31,777,419
6.88%, 01/10/39[a]	43,645	58,344,706
Series A
5.55%, 05/04/20	6,015	6,809,219
6.75%, 03/15/32	49,130	64,231,638
HSBC Finance Corp.
6.68%, 01/15/21	30,901	35,911,050
Intercontinental Exchange Inc.
4.00%, 10/15/23	10,375	10,722,164
Jefferies Group LLC
6.88%, 04/15/21	7,752	8,699,389
8.50%, 07/15/19[a]	4,125	4,911,498
Nomura Holdings Inc.
2.75%, 03/19/19[a]	6,450	6,513,464
6.70%, 03/04/20	13,843	16,125,007
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)[a]	4,235	4,157,309
4.50%, 07/23/25 (Call 04/24/25)	1,505	1,496,274

		865,810,323
ELECTRIC — 1.16%
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	8,150	7,881,546
5.15%, 11/15/43 (Call 05/15/43)[a]	7,865	8,393,068
6.13%, 04/01/36	10,310	12,182,023
6.50%, 09/15/37[a]	11,286	13,930,198

Security	Principal (000s)	Value
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	$8,675	$8,590,950
4.63%, 12/01/54 (Call 06/01/54)[a]	7,610	7,349,417
Duke Energy Carolinas LLC
5.30%, 02/15/40[a]	6,960	7,962,655
Duke Energy Florida LLC
6.40%, 06/15/38[a]	13,141	16,914,132
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	7,907	7,882,471
3.95%, 06/15/25 (Call 03/15/25)	16,700	16,678,250
5.10%, 06/15/45 (Call 12/15/44)	10,589	10,518,938
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)[a]	1,100	1,098,835
5.60%, 06/15/42 (Call 12/15/41)[a]	11,180	11,210,084
6.25%, 10/01/39	9,045	9,602,556
Georgia Power Co.
4.30%, 03/15/42	9,415	8,498,887
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	5,893	5,934,787
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	8,773	10,632,880
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)[a]	2,016	2,099,412
5.40%, 01/15/40	10,181	11,350,275
5.80%, 03/01/37	9,747	11,247,965
6.05%, 03/01/34[a]	34,739	41,491,233
8.25%, 10/15/18	5,633	6,654,976
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	5,685	5,982,623

		244,088,161

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
ELECTRONICS — 0.47%
Honeywell International Inc.
4.25%, 03/01/21[a]	$4,726	$5,195,017
5.00%, 02/15/19	11,524	12,779,074
Koninklijke Philips NV
3.75%, 03/15/22	9,730	9,619,722
6.88%, 03/11/38	11,304	13,004,068
Thermo Fisher Scientific Inc.
2.40%, 02/01/19[a]	11,097	11,072,063
3.15%, 01/15/23 (Call 10/15/22)[a]	10,998	10,562,554
3.30%, 02/15/22	2,592	2,530,866
3.60%, 08/15/21 (Call 05/15/21)	14,406	14,621,767
4.15%, 02/01/24 (Call 11/01/23)	5,351	5,420,741
4.50%, 03/01/21[a]	12,806	13,673,744

		98,479,616
ENGINEERING & CONSTRUCTION — 0.11%
ABB Finance USA Inc.
2.88%, 05/08/22	20,420	20,028,179
4.38%, 05/08/42[a]	3,925	3,813,765

		23,841,944
ENVIRONMENTAL CONTROL — 0.13%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,895	10,999,905
5.00%, 03/01/20[a]	8,532	9,359,670
Waste Management Inc.
4.10%, 03/01/45 (Call 09/01/44)[a]	7,800	7,155,013

		27,514,588
FOOD — 1.71%
ConAgra Foods Inc.
3.20%, 01/25/23 (Call 10/25/22)	14,847	13,841,834
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	17,374	17,467,469
5.65%, 02/15/19[a]	8,850	9,830,259
JM Smucker Co. (The)
3.50%, 10/15/21	25	25,489
3.50%, 03/15/25[a,b]	16,025	15,580,444

Security	Principal (000s)	Value
Kellogg Co.
4.00%, 12/15/20	$8,232	$8,717,993
Series B
7.45%, 04/01/31	10,186	12,900,504
Kraft Foods Group Inc.
3.50%, 06/06/22[a]	29,711	29,904,977
5.00%, 06/04/42	26,053	26,290,194
5.38%, 02/10/20	10,580	11,738,178
6.13%, 08/23/18	750	833,294
6.50%, 02/09/40[a]	15,219	18,198,498
6.88%, 01/26/39	14,805	17,961,321
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)[a,b]	21,000	21,003,251
3.50%, 07/15/22 (Call 05/15/22)[a,b]	16,000	16,159,994
3.95%, 07/15/25 (Call 04/15/25)[a,b]	4,575	4,639,190
5.00%, 07/15/35 (Call 01/15/35)[a,b]	8,475	8,708,119
5.20%, 07/15/45 (Call 01/15/45)[a,b]	10,350	10,835,692
Kroger Co. (The)
6.15%, 01/15/20[a]	7,327	8,343,364
Mondelez International Inc.
2.25%, 02/01/19 (Call 01/01/19)[a]	9,384	9,341,089
4.00%, 02/01/24 (Call 11/01/23)[a]	18,004	18,357,377
6.50%, 02/09/40	1,961	2,375,519
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	10,000	9,961,153
3.95%, 08/15/24 (Call 05/15/24)[a]	15,500	15,477,410
4.50%, 06/15/22 (Call 03/15/22)	5,570	5,860,179
Unilever Capital Corp.
2.20%, 03/06/19	13,511	13,656,366
4.25%, 02/10/21	10,863	11,860,703
4.80%, 02/15/19	7,064	7,753,911
5.90%, 11/15/32	8,505	10,821,174

		358,444,945

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
FOREST PRODUCTS & PAPER — 0.09%
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	$9,700	$9,521,399
4.80%, 06/15/44 (Call 12/15/43)	7,725	7,060,869
7.30%, 11/15/39	1,050	1,254,488

		17,836,756
GAS — 0.05%
Sempra Energy
6.00%, 10/15/39	9,265	10,699,339

		10,699,339
HEALTH CARE – PRODUCTS — 1.71%
Becton Dickinson and Co.
2.68%, 12/15/19	17,300	17,307,830
3.13%, 11/08/21	3,291	3,258,235
3.73%, 12/15/24 (Call 09/15/24)	21,570	21,497,272
4.69%, 12/15/44 (Call 06/15/44)[a]	12,800	12,569,614
Boston Scientific Corp.
3.85%, 05/15/25	6,135	5,899,746
6.00%, 01/15/20	13,886	15,585,859
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	3,000	2,934,099
6.55%, 10/15/37	15,125	19,653,897
Medtronic Inc.
2.50%, 03/15/20	26,168	26,239,721
2.75%, 04/01/23 (Call 01/01/23)	11,099	10,679,714
3.15%, 03/15/22[b]	32,680	32,735,494
3.50%, 03/15/25	38,930	38,656,416
3.63%, 03/15/24 (Call 12/15/23)	4,494	4,558,078
4.00%, 04/01/43 (Call 10/01/42)	8,025	7,285,902
4.38%, 03/15/35	27,450	27,275,671
4.45%, 03/15/20	13,593	14,760,156
4.63%, 03/15/45	37,364	37,561,648
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	26,425	26,112,487

Security	Principal (000s)	Value
3.15%, 04/01/22 (Call 02/01/22)	$8,300	$8,058,003
3.55%, 04/01/25 (Call 01/01/25)[a]	19,650	18,834,955
4.45%, 08/15/45 (Call 02/15/45)	7,075	6,385,076

		357,849,873
HEALTH CARE – SERVICES — 1.34%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	18,521	17,860,902
3.50%, 11/15/24 (Call 08/15/24)[a]	5,000	4,875,606
3.95%, 09/01/20	9,665	10,181,608
6.63%, 06/15/36	7,798	9,526,484
Anthem Inc.
2.25%, 08/15/19[a]	15,425	15,144,527
3.13%, 05/15/22	10,735	10,348,365
3.30%, 01/15/23	8,150	7,932,349
3.50%, 08/15/24 (Call 05/15/24)[a]	10,400	10,053,528
4.63%, 05/15/42	10,284	9,698,536
4.65%, 01/15/43	11,200	10,599,130
4.65%, 08/15/44 (Call 02/15/44)[a]	7,394	6,971,298
5.85%, 01/15/36	5,555	6,024,925
6.38%, 06/15/37[a]	1,220	1,424,361
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)[a]	5,100	4,822,344
4.00%, 02/15/22 (Call 11/15/21)	7,764	7,964,860
5.38%, 02/15/42 (Call 08/15/41)	9,885	10,576,212
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	8,075	8,051,189
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)[a]	2,821	2,692,225
4.70%, 02/01/45 (Call 08/01/44)	13,125	11,971,302

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
UnitedHealth Group Inc.
2.70%, 07/15/20	$15,000	$15,187,341
2.88%, 12/15/21[a]	2,900	2,894,366
2.88%, 03/15/22 (Call 12/15/21)	8,910	8,839,956
2.88%, 03/15/23[a]	7,700	7,504,595
3.75%, 07/15/25	18,605	18,964,352
4.25%, 03/15/43 (Call 09/15/42)[a]	13,530	13,080,489
4.63%, 07/15/35	7,000	7,260,846
4.75%, 07/15/45	11,000	11,534,171
5.80%, 03/15/36[a]	4,000	4,669,974
6.88%, 02/15/38	18,458	24,306,450

		280,962,291
HOLDING COMPANIES – DIVERSIFIED — 0.06%
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	11,750	11,665,364

		11,665,364
INSURANCE — 1.76%
ACE INA Holdings Inc.
3.15%, 03/15/25[a]	12,001	11,479,080
Aflac Inc.
3.63%, 11/15/24[a]	4,929	4,929,128
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,361	3,348,214
3.38%, 08/15/20[a]	8,255	8,476,155
3.88%, 01/15/35 (Call 07/15/34)	6,665	6,002,204
4.13%, 02/15/24[a]	4,695	4,864,283
4.38%, 01/15/55 (Call 07/15/54)[a]	5,089	4,534,339
4.50%, 07/16/44 (Call 01/16/44)	32,024	30,380,669
4.80%, 07/10/45 (Call 01/10/45)	6,000	5,975,635
4.88%, 06/01/22	33,894	37,000,473
6.25%, 05/01/36	11,430	13,471,366
6.40%, 12/15/20	1,357	1,592,460
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	7,367	7,404,463

Security	Principal (000s)	Value
4.25%, 01/15/21[a]	$15,021	$16,346,929
5.75%, 01/15/40[a]	7,850	9,003,131
Berkshire Hathaway Inc.
2.10%, 08/14/19[a]	10,400	10,438,700
4.50%, 02/11/43[a]	16,381	16,013,397
Chubb Corp. (The)
6.00%, 05/11/37	4,275	5,181,572
MetLife Inc.
3.60%, 04/10/24[a]	5,175	5,198,454
4.05%, 03/01/45[a]	16,295	15,071,539
4.13%, 08/13/42	4,658	4,347,711
4.75%, 02/08/21[a]	16,861	18,515,684
4.88%, 11/13/43	14,965	15,673,953
5.70%, 06/15/35[a]	3,955	4,571,106
5.88%, 02/06/41	5,900	6,933,717
6.38%, 06/15/34	8,149	10,075,708
7.72%, 02/15/19	6,047	7,126,512
Series A
6.82%, 08/15/18	7,724	8,805,077
Series D
4.37%, 09/15/23	17,475	18,499,316
Prudential Financial Inc.
4.60%, 05/15/44[a]	14,750	14,372,370
5.70%, 12/14/36	150	166,342
7.38%, 06/15/19[a]	11,182	13,139,794
Series D
6.63%, 12/01/37	9,100	11,126,918
Travelers Companies Inc. (The)
5.35%, 11/01/40	7,175	8,097,824
6.25%, 06/15/37	9,005	11,186,112

		369,350,335
INTERNET — 0.71%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	7,699	7,315,018
2.60%, 12/05/19 (Call 11/05/19)	13,595	13,729,433
3.30%, 12/05/21 (Call 10/05/21)[a]	17,048	17,397,666
3.80%, 12/05/24 (Call 09/05/24)[a]	2,882	2,885,640
4.80%, 12/05/34 (Call 06/05/34)[a]	20,896	20,917,517

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.95%, 12/05/44 (Call 06/05/44)	$15,995	$15,892,176
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)[a]	15,850	15,495,516
2.60%, 07/15/22 (Call 04/15/22)[a]	14,190	12,808,392
2.88%, 08/01/21 (Call 06/01/21)[a]	4,348	4,173,581
3.45%, 08/01/24 (Call 05/01/24)[a]	9,530	8,821,631
4.00%, 07/15/42 (Call 01/15/42)	5,112	3,869,789
Google Inc.
3.38%, 02/25/24[a]	8,096	8,246,526
3.63%, 05/19/21	16,738	17,722,223

		149,275,108
MACHINERY — 0.62%
Caterpillar Financial Services Corp.
2.10%, 06/09/19	10,250	10,249,662
7.15%, 02/15/19	10,915	12,744,922
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)[a]	8,995	9,031,296
3.80%, 08/15/42	17,510	15,764,771
3.90%, 05/27/21	11,022	11,710,945
5.20%, 05/27/41	10,435	11,469,321
7.90%, 12/15/18[a]	6,700	7,949,732
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	11,407	11,177,671
3.90%, 06/09/42 (Call 12/09/41)[a]	15,435	14,545,674
4.38%, 10/16/19	18,221	19,741,327
John Deere Capital Corp.
1.95%, 12/13/18	6,259	6,277,195

		130,662,516
MANUFACTURING — 0.65%
3M Co.
5.70%, 03/15/37	3,350	4,119,173
Eaton Corp.
2.75%, 11/02/22	24,317	23,316,555
4.15%, 11/02/42	10,090	9,215,704

Security	Principal (000s)	Value
General Electric Co.
2.70%, 10/09/22	$35,683	$34,961,996
3.38%, 03/11/24[a]	5,000	5,067,839
4.13%, 10/09/42	19,408	18,479,535
4.50%, 03/11/44	26,050	26,150,428
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	12,673	11,830,496
Ingersoll-Rand Global Holding Co. Ltd.
6.88%, 08/15/18[a]	2,998	3,378,540

		136,520,266
MEDIA — 6.02%
21st Century Fox America Inc.
3.00%, 09/15/22	13,452	12,966,271
4.50%, 02/15/21[a]	7,001	7,485,555
6.15%, 03/01/37	9,690	10,746,966
6.15%, 02/15/41	17,631	19,817,620
6.20%, 12/15/34	9,464	10,572,482
6.40%, 12/15/35	16,905	19,098,824
6.65%, 11/15/37	12,657	14,760,345
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	2,065	1,956,796
4.00%, 01/15/26 (Call 10/15/25)[a]	11,500	11,280,619
4.60%, 01/15/45 (Call 07/15/44)	5,000	4,326,410
7.88%, 07/30/30	3,130	4,032,845
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	9,210	9,188,812
4.46%, 07/23/22 (Call 05/23/22)[b]	20,200	20,153,605
4.91%, 07/23/25 (Call 04/23/25)[b]	39,970	39,649,620
6.38%, 10/23/35 (Call 04/23/35)[b]	14,000	14,238,050
6.48%, 10/23/45 (Call 04/23/45)[b]	35,160	35,699,864
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22[a]	12,198	16,843,333

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Comcast Corp.
2.85%, 01/15/23	$7,385	$7,216,737
3.13%, 07/15/22[a]	11,625	11,692,897
3.38%, 02/15/25 (Call 11/15/24)	9,148	9,084,960
3.38%, 08/15/25 (Call 05/15/25)[a]	9,260	9,145,871
3.60%, 03/01/24[a]	9,996	10,222,195
4.20%, 08/15/34 (Call 02/15/34)	7,470	7,300,758
4.25%, 01/15/33	16,620	16,432,369
4.40%, 08/15/35 (Call 02/15/35)	15,190	15,164,071
4.60%, 08/15/45 (Call 02/15/45)[a]	15,370	15,559,192
4.65%, 07/15/42	14,772	14,973,455
4.75%, 03/01/44[a]	10,206	10,607,341
5.15%, 03/01/20[a]	18,168	20,343,409
5.65%, 06/15/35	12,002	13,760,229
6.40%, 05/15/38	1,850	2,298,665
6.40%, 03/01/40[a]	9,379	11,799,196
6.45%, 03/15/37	19,504	24,273,196
6.50%, 11/15/35	4,497	5,617,935
6.55%, 07/01/39	15,003	19,118,033
6.95%, 08/15/37[a]	11,360	14,857,329
7.05%, 03/15/33	3,910	5,068,561
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.80%, 03/15/22	5,171	5,113,635
3.95%, 01/15/25 (Call 10/15/24)[a]	18,085	17,438,763
4.45%, 04/01/24 (Call 01/01/24)	7,821	7,898,585
4.60%, 02/15/21 (Call 11/15/20)	8,780	9,263,102
5.00%, 03/01/21[a]	21,479	23,052,483
5.15%, 03/15/42[a]	13,138	12,079,227
5.20%, 03/15/20	15,905	17,345,562
5.88%, 10/01/19	10,974	12,250,616
6.00%, 08/15/40 (Call 05/15/40)	11,225	11,372,903
6.38%, 03/01/41	15,027	15,874,141

Security	Principal (000s)	Value
Discovery Communications LLC
4.88%, 04/01/43	$14,773	$12,699,098
5.05%, 06/01/20	19,135	20,741,699
6.35%, 06/01/40	8,650	9,004,012
Historic TW Inc.
6.63%, 05/15/29	13,460	15,845,754
NBCUniversal Media LLC
2.88%, 01/15/23[a]	15,211	14,824,873
4.38%, 04/01/21[a]	19,102	20,637,829
4.45%, 01/15/43[a]	12,122	11,954,255
5.15%, 04/30/20	26,305	29,457,586
5.95%, 04/01/41	16,324	19,549,270
6.40%, 04/30/40	19,093	23,785,811
Thomson Reuters Corp.
6.50%, 07/15/18	979	1,095,449
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	13,648	13,713,599
4.50%, 09/15/42 (Call 03/15/42)	16,230	13,049,920
5.00%, 02/01/20[a]	13,686	14,655,110
5.50%, 09/01/41 (Call 03/01/41)	14,633	13,206,283
5.88%, 11/15/40 (Call 05/15/40)	14,641	13,783,627
6.55%, 05/01/37[a]	21,652	21,626,269
6.75%, 06/15/39[a]	11,678	11,794,377
7.30%, 07/01/38	6,572	6,945,457
8.25%, 04/01/19[a]	24,286	28,422,358
8.75%, 02/14/19[a]	14,524	17,137,145
Time Warner Entertainment Co. LP
8.38%, 03/15/23[a]	17,604	21,490,565
8.38%, 07/15/33	2,790	3,307,585
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)[a]	10,125	9,859,441
3.60%, 07/15/25 (Call 04/15/25)[a]	11,130	10,780,660
4.70%, 01/15/21[a]	11,103	12,012,665
4.75%, 03/29/21[a]	13,410	14,498,235
4.88%, 03/15/20	17,576	19,250,422
6.10%, 07/15/40	3,550	3,902,964

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.25%, 03/29/41	$12,295	$13,739,931
6.50%, 11/15/36[a]	10,608	12,071,133
7.63%, 04/15/31	18,881	23,885,334
7.70%, 05/01/32	23,286	30,148,543
Verizon Communications Inc.
4.52%, 09/15/48	30,800	27,039,936
4.67%, 03/15/55	16,500	14,167,223
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	8,975	8,497,167
4.38%, 03/15/43	21,695	15,974,725
5.85%, 09/01/43 (Call 03/01/43)[a]	17,467	16,180,449
6.88%, 04/30/36	9,739	10,161,108
Walt Disney Co. (The)
1.85%, 05/30/19[a]	9,903	9,886,773
2.35%, 12/01/22	17,396	16,913,367
2.75%, 08/16/21[a]	5,376	5,427,389

		1,262,168,829
METAL FABRICATE & HARDWARE — 0.10%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)[a]	8,954	8,540,222
3.25%, 06/15/25 (Call 03/15/25)	12,100	11,872,099

		20,412,321
MINING — 2.08%
Barrick Gold Corp.
3.85%, 04/01/22[a]	10,650	9,450,999
4.10%, 05/01/23[a]	17,460	15,456,917
5.25%, 04/01/42	4,650	3,676,479
6.95%, 04/01/19	7,394	8,263,492
Barrick North America Finance LLC
4.40%, 05/30/21	3,692	3,470,691
5.70%, 05/30/41	10,999	8,983,521
5.75%, 05/01/43[a]	15,154	12,862,139
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	8,980	7,523,199
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	12,818	12,408,052
3.25%, 11/21/21	8,279	8,258,373

Security	Principal (000s)	Value
3.85%, 09/30/23[a]	$17,610	$17,877,908
4.13%, 02/24/42	4,465	4,006,228
5.00%, 09/30/43	26,179	26,510,814
6.50%, 04/01/19	22,558	25,719,664
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	5,917	5,059,035
3.55%, 03/01/22 (Call 12/01/21)[a]	28,064	21,749,600
3.88%, 03/15/23 (Call 12/15/22)	22,217	16,996,005
4.55%, 11/14/24 (Call 08/14/24)[a]	9,400	7,350,800
5.40%, 11/14/34 (Call 05/14/34)[a]	10,290	7,408,800
5.45%, 03/15/43 (Call 09/15/42)[a]	17,045	12,187,175
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)[a]	6,810	6,284,378
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	11,744	10,601,106
4.88%, 03/15/42 (Call 09/15/41)[a]	23,796	18,088,154
5.13%, 10/01/19[a]	5,344	5,652,188
6.25%, 10/01/39[a]	4,749	4,192,253
Rio Tinto Alcan Inc.
6.13%, 12/15/33	3,100	3,439,307
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	2,152	2,223,387
3.75%, 09/20/21	13,980	14,218,497
3.75%, 06/15/25 (Call 03/15/25)[a]	13,000	12,575,295
4.13%, 05/20/21[a]	14,038	14,721,906
5.20%, 11/02/40	11,820	11,835,561
6.50%, 07/15/18	969	1,079,958
7.13%, 07/15/28[a]	6,100	7,637,551
9.00%, 05/01/19	14,807	18,162,167
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	12,314	12,254,384
2.88%, 08/21/22 (Call 05/21/22)[a]	9,306	8,847,158

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.50%, 03/22/22 (Call 12/22/21)[a]	$21,631	$21,599,397
4.13%, 08/21/42 (Call 02/21/42)[a]	14,241	12,463,747
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)[a]	9,680	7,247,900
6.25%, 07/15/41 (Call 01/15/41)	9,835	6,638,625

		434,982,810
OFFICE & BUSINESS EQUIPMENT — 0.06%
Xerox Corp.
4.50%, 05/15/21	12,116	12,491,548

		12,491,548
OIL & GAS — 8.09%
Anadarko Finance Co.
7.50%, 05/01/31[a]	5,300	6,451,514
Anadarko Petroleum Corp.
6.20%, 03/15/40	8,071	8,801,698
6.45%, 09/15/36	21,559	24,200,504
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	16,367	15,826,139
4.25%, 01/15/44 (Call 07/15/43)[a]	11,144	9,366,599
4.75%, 04/15/43 (Call 10/15/42)[a]	20,319	18,623,253
5.10%, 09/01/40 (Call 03/01/40)	12,235	11,521,440
6.00%, 01/15/37	2,618	2,730,075
BP Capital Markets PLC
2.24%, 09/26/18	6,201	6,247,173
2.24%, 05/10/19	11,617	11,634,152
2.32%, 02/13/20	17,900	17,802,671
2.50%, 11/06/22[a]	4,612	4,356,212
2.75%, 05/10/23	19,305	18,315,372
3.06%, 03/17/22	6,890	6,845,674
3.25%, 05/06/22[a]	13,213	13,185,381
3.51%, 03/17/25[a]	17,670	17,307,074
3.54%, 11/04/24	7,188	7,064,507
3.56%, 11/01/21	13,629	14,007,694
3.81%, 02/10/24[a]	15,948	16,098,031
3.99%, 09/26/23	2,940	3,013,145

Security	Principal (000s)	Value
4.50%, 10/01/20[a]	$16,186	$17,680,269
4.74%, 03/11/21[a]	20,080	21,961,755
4.75%, 03/10/19	8,707	9,469,908
Canadian Natural Resources Ltd.
6.25%, 03/15/38	13,390	13,611,361
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	9,957	7,850,477
5.70%, 10/15/19	5,542	6,055,915
6.75%, 11/15/39	16,849	17,373,978
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	20,844	20,602,143
2.36%, 12/05/22 (Call 09/05/22)[a]	9,558	9,074,478
2.43%, 06/24/20 (Call 05/24/20)[a]	17,889	17,986,164
3.19%, 06/24/23 (Call 03/24/23)[a]	20,285	20,300,885
4.95%, 03/03/19	19,339	21,284,028
ConocoPhillips
5.75%, 02/01/19	26,833	30,030,383
6.00%, 01/15/20[a]	10,988	12,615,881
6.50%, 02/01/39	31,519	37,759,913
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)	1,740	1,721,350
2.40%, 12/15/22 (Call 09/15/22)[a]	15,625	14,572,567
2.88%, 11/15/21 (Call 09/15/21)[a]	4,900	4,851,961
3.35%, 11/15/24 (Call 08/15/24)[a]	11,300	10,958,636
4.30%, 11/15/44 (Call 05/15/44)[a]	4,635	4,262,217
ConocoPhillips Holding Co.
6.95%, 04/15/29	8,463	10,493,536
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)[a]	11,760	9,846,773
4.50%, 04/15/23 (Call 01/15/23)	11,197	10,085,111
5.00%, 09/15/22 (Call 03/15/17)[a]	26,372	23,794,883

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Devon Energy Corp.
2.25%, 12/15/18 (Call 11/15/18)	$11,721	$11,684,442
3.25%, 05/15/22 (Call 02/15/22)[a]	5,131	4,945,273
4.75%, 05/15/42 (Call 11/15/41)[a]	6,358	5,800,850
5.00%, 06/15/45 (Call 12/15/44)[a]	8,000	7,565,865
5.60%, 07/15/41 (Call 01/15/41)	16,908	16,970,749
7.95%, 04/15/32	8,264	10,389,357
Devon Financing Corp. LLC
7.88%, 09/30/31	11,788	14,743,675
Encana Corp.
6.50%, 08/15/34	8,510	7,967,837
6.50%, 02/01/38	7,250	6,668,770
Ensco PLC
4.70%, 03/15/21[a]	22,005	20,405,784
5.75%, 10/01/44 (Call 04/01/44)[a]	4,885	3,732,100
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)[a]	12,975	12,398,567
4.10%, 02/01/21	7,446	7,941,740
5.63%, 06/01/19	10,184	11,400,441
Exxon Mobil Corp.
1.82%, 03/15/19 (Call 02/15/19)[a]	15,895	15,905,313
1.91%, 03/06/20 (Call 02/06/20)[a]	17,475	17,340,579
2.40%, 03/06/22 (Call 01/06/22)[a]	13,300	13,060,188
2.71%, 03/06/25 (Call 12/06/24)[a]	19,950	19,291,125
3.18%, 03/15/24 (Call 12/15/23)	6,100	6,196,230
3.57%, 03/06/45 (Call 09/06/44)[a]	13,350	12,326,977
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	1,429	1,314,680

Security	Principal (000s)	Value
6.88%, 02/15/23 (Call 02/15/18)	$4,973	$4,475,700
Hess Corp.
5.60%, 02/15/41[a]	15,828	15,126,715
6.00%, 01/15/40	7,633	7,549,382
7.30%, 08/15/31[a]	9,393	10,641,497
8.13%, 02/15/19	4,447	5,207,337
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	14,533	13,595,075
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	11,119	10,040,536
3.85%, 06/01/25 (Call 03/01/25)	8,359	7,589,295
6.60%, 10/01/37	9,756	10,150,535
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	11,220	10,735,846
4.75%, 09/15/44 (Call 03/15/44)	6,392	5,637,659
5.13%, 03/01/21[a]	10,060	10,871,644
6.50%, 03/01/41 (Call 09/01/40)	4,263	4,595,696
Nexen Energy ULC
5.88%, 03/10/35	6,423	7,137,830
6.40%, 05/15/37	16,360	19,255,584
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	10,760	10,742,426
5.05%, 11/15/44 (Call 05/15/44)	8,960	7,970,560
5.25%, 11/15/43 (Call 05/15/43)	14,285	12,877,162
6.00%, 03/01/41 (Call 09/01/40)	7,865	7,797,312
8.25%, 03/01/19	9,002	10,578,201
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,856	9,336,059
3.13%, 02/15/22 (Call 11/15/21)	8,738	8,660,613
3.50%, 06/15/25 (Call 03/15/25)[a]	11,000	10,782,274

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.63%, 06/15/45 (Call 12/15/44)[a]	$12,140	$11,984,513
Series 1
4.10%, 02/01/21 (Call 11/01/20)	9,770	10,367,495
Petro-Canada
6.80%, 05/15/38	10,231	12,312,295
Phillips 66
4.30%, 04/01/22	12,394	12,888,273
4.65%, 11/15/34 (Call 05/15/34)[a]	13,185	12,684,761
4.88%, 11/15/44 (Call 05/15/44)	17,845	16,949,181
5.88%, 05/01/42	17,615	19,210,567
Pride International Inc.
6.88%, 08/15/20[a]	4,255	4,479,963
Shell International Finance BV
1.90%, 08/10/18[a]	9,052	9,092,161
2.00%, 11/15/18[a]	10,778	10,832,009
2.13%, 05/11/20	30,722	30,513,136
2.25%, 01/06/23[a]	15,642	14,805,912
2.38%, 08/21/22[a]	18,963	18,231,976
3.25%, 05/11/25[a]	27,755	27,223,306
3.40%, 08/12/23[a]	6,508	6,553,453
4.13%, 05/11/35[a]	20,800	20,237,805
4.30%, 09/22/19	20,211	21,879,204
4.38%, 03/25/20	10,699	11,668,895
4.38%, 05/11/45[a]	33,435	32,916,995
4.55%, 08/12/43[a]	14,967	15,094,743
5.50%, 03/25/40	9,800	11,183,760
6.38%, 12/15/38	20,072	25,207,716
Southwestern Energy Co.
4.05%, 01/23/20 (Call 12/23/19)[a]	7,900	7,814,241
4.10%, 03/15/22 (Call 12/15/21)[a]	12,050	10,939,207
4.95%, 01/23/25 (Call 10/23/24)[a]	5,209	4,782,693
Statoil ASA
1.95%, 11/08/18[a]	11,905	11,900,883
2.25%, 11/08/19	8,500	8,516,058
2.45%, 01/17/23	8,603	8,143,614
2.65%, 01/15/24	4,849	4,583,142

Security	Principal (000s)	Value
2.75%, 11/10/21	$1,880	$1,859,642
2.90%, 11/08/20	6,377	6,482,752
3.15%, 01/23/22[a]	12,392	12,471,117
3.70%, 03/01/24[a]	7,600	7,716,783
3.95%, 05/15/43	10,257	9,489,692
4.80%, 11/08/43	9,261	9,834,446
5.10%, 08/17/40	6,852	7,411,223
5.25%, 04/15/19	14,098	15,620,876
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)[a]	9,000	8,760,092
6.50%, 06/15/38[a]	8,178	9,602,801
6.85%, 06/01/39	10,970	13,331,873
Total Capital Canada Ltd.
2.75%, 07/15/23	13,587	12,881,886
Total Capital International SA
2.10%, 06/19/19[a]	13,650	13,677,260
2.13%, 01/10/19[a]	10,000	10,072,891
2.70%, 01/25/23	6,859	6,574,493
2.75%, 06/19/21	9,100	9,128,686
2.88%, 02/17/22	13,712	13,534,068
3.70%, 01/15/24	12,250	12,448,941
3.75%, 04/10/24[a]	16,606	16,887,571
Total Capital SA
2.13%, 08/10/18[a]	1,787	1,803,865
4.45%, 06/24/20	2,806	3,078,766
Valero Energy Corp.
6.13%, 02/01/20[a]	11,849	13,329,392
6.63%, 06/15/37	15,623	17,116,417
7.50%, 04/15/32	8,781	10,392,107
9.38%, 03/15/19	2,314	2,808,152

		1,696,362,109
OIL & GAS SERVICES — 0.70%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)[a]	6,700	6,691,862
5.13%, 09/15/40	18,572	18,904,968
7.50%, 11/15/18	5,951	6,893,529
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)[a]	12,594	12,568,954
4.75%, 08/01/43 (Call 02/01/43)[a]	12,400	12,117,648

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.15%, 09/15/19	$11,236	$12,808,532
6.70%, 09/15/38	7,595	9,242,806
7.45%, 09/15/39	8,770	11,539,099
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	7,346	6,685,913
3.95%, 12/01/42 (Call 06/01/42)[a]	11,159	9,290,586
Schlumberger Investment SA
3.65%, 12/01/23 (Call 09/01/23)[a]	15,772	16,094,134
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	11,350	9,568,050
5.13%, 09/15/20[a]	4,619	4,122,458
9.63%, 03/01/19[a]	9,054	9,827,124

		146,355,663
PHARMACEUTICALS — 5.68%
Abbott Laboratories
2.00%, 03/15/20[a]	10,550	10,469,927
2.55%, 03/15/22	9,838	9,625,676
2.95%, 03/15/25 (Call 12/15/24)[a]	12,550	12,106,439
5.13%, 04/01/19	4,685	5,117,942
AbbVie Inc.
2.00%, 11/06/18	5,386	5,348,820
2.50%, 05/14/20 (Call 04/14/20)	41,285	40,791,190
2.90%, 11/06/22	31,789	30,655,274
3.20%, 11/06/22 (Call 09/06/22)[a]	15,315	15,059,122
3.60%, 05/14/25 (Call 02/14/25)[a]	52,495	51,504,619
4.40%, 11/06/42	23,337	21,503,809
4.50%, 05/14/35 (Call 11/14/34)	29,340	28,188,555
4.70%, 05/14/45 (Call 11/14/44)	26,670	25,707,957
Actavis Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	16,395	16,217,291
3.45%, 03/15/22 (Call 01/15/22)	33,245	32,504,285

Security	Principal (000s)	Value
3.80%, 03/15/25 (Call 12/15/24)	$48,340	$46,507,295
3.85%, 06/15/24 (Call 03/15/24)	14,200	13,823,869
4.55%, 03/15/35 (Call 09/15/34)	10,860	9,942,776
4.75%, 03/15/45 (Call 09/15/44)[a]	30,715	27,832,867
4.85%, 06/15/44 (Call 12/15/43)[a]	15,215	13,967,012
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	26,458	25,500,146
4.63%, 10/01/42 (Call 04/01/42)[a]	18,014	16,445,472
AstraZeneca PLC
1.95%, 09/18/19[a]	11,388	11,315,955
4.00%, 09/18/42[a]	11,250	10,836,640
6.45%, 09/15/37	19,746	24,984,578
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)[b]	8,380	8,276,470
3.60%, 06/23/22 (Call 04/23/22)[b]	815	810,918
4.00%, 06/23/25 (Call 03/23/25)[a,b]	14,025	13,945,212
5.25%, 06/23/45 (Call 12/23/44)[b]	11,940	11,849,675
Bristol-Myers Squibb Co.
2.00%, 08/01/22	10,009	9,435,933
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	7,730	7,458,671
3.70%, 03/01/45 (Call 09/01/44)	10,140	9,298,449
Express Scripts Holding Co.
2.25%, 06/15/19[a]	10,131	9,985,652
3.50%, 06/15/24 (Call 03/15/24)	10,902	10,488,777
3.90%, 02/15/22	8,527	8,635,831
4.75%, 11/15/21	17,385	18,555,645
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	13,285	12,991,273
6.38%, 05/15/38	30,696	38,343,915

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	$12,869	$12,741,597
Johnson & Johnson
3.38%, 12/05/23[a]	4,161	4,361,390
4.38%, 12/05/33 (Call 06/05/33)[a]	10,400	11,050,329
5.15%, 07/15/18[a]	4,757	5,240,085
5.95%, 08/15/37	8,170	10,360,829
McKesson Corp.
2.28%, 03/15/19	11,982	11,921,024
3.80%, 03/15/24 (Call 12/15/23)	4,081	4,124,647
4.88%, 03/15/44 (Call 09/15/43)	11,604	11,550,735
Merck & Co. Inc.
1.85%, 02/10/20[a]	14,785	14,700,394
2.35%, 02/10/22[a]	10,385	10,145,454
2.40%, 09/15/22 (Call 06/15/22)[a]	8,581	8,323,527
2.75%, 02/10/25 (Call 11/10/24)[a]	31,965	30,647,387
2.80%, 05/18/23[a]	34,662	33,986,725
3.70%, 02/10/45 (Call 08/10/44)	11,530	10,435,861
3.88%, 01/15/21 (Call 10/15/20)[a]	7,129	7,612,103
4.15%, 05/18/43	16,775	16,397,502
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	8,811	9,752,729
Novartis Capital Corp.
2.40%, 09/21/22[a]	21,534	20,923,621
3.40%, 05/06/24[a]	31,975	32,695,403
4.40%, 04/24/20	5,182	5,710,359
4.40%, 05/06/44[a]	16,333	17,188,317
Novartis Securities Investment Ltd.
5.13%, 02/10/19	29,027	32,187,637
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)	3,000	2,950,828
Perrigo Finance PLC
3.90%, 12/15/24 (Call 09/15/24)	3,721	3,593,679

Security	Principal (000s)	Value
Pfizer Inc.
2.10%, 05/15/19[a]	$15,220	$15,292,216
3.00%, 06/15/23[a]	10,610	10,452,387
3.40%, 05/15/24[a]	14,025	14,065,507
4.30%, 06/15/43[a]	10,091	9,853,822
6.20%, 03/15/19[a]	34,096	38,682,175
7.20%, 03/15/39[a]	28,455	38,674,269
Sanofi
4.00%, 03/29/21	15,793	16,858,772
Wyeth LLC
5.95%, 04/01/37[a]	14,307	16,975,709
6.50%, 02/01/34	7,594	9,441,699
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	15,485	14,593,202
4.70%, 02/01/43 (Call 08/01/42)	12,475	10,951,653

		1,190,477,510
PIPELINES — 3.00%
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)[b]	8,000	7,962,664
4.50%, 06/01/25 (Call 03/01/25)[a,b]	4,361	4,157,043
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	11,344	10,269,399
4.05%, 03/15/25 (Call 12/15/24)[a]	11,145	10,062,903
4.15%, 10/01/20 (Call 08/01/20)	12,500	12,570,571
4.65%, 06/01/21 (Call 03/01/21)	4,563	4,609,171
4.75%, 01/15/26 (Call 10/15/25)[a]	5,100	4,834,314
5.15%, 03/15/45 (Call 09/15/44)	14,575	12,098,696
5.20%, 02/01/22 (Call 11/01/21)	12,225	12,397,025
6.13%, 12/15/45 (Call 06/15/45)[a]	12,200	11,685,416
6.50%, 02/01/42 (Call 08/01/41)	3,610	3,563,012

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	$9,700	$9,661,559
3.35%, 03/15/23 (Call 12/15/22)	14,352	13,725,463
3.70%, 02/15/26 (Call 11/15/25)[a]	5,920	5,545,004
3.75%, 02/15/25 (Call 11/15/24)[a]	7,530	7,191,328
3.90%, 02/15/24 (Call 11/15/23)[a]	5,895	5,721,718
4.45%, 02/15/43 (Call 08/15/42)	7,838	6,496,805
4.85%, 08/15/42 (Call 02/15/42)	8,670	7,669,579
4.85%, 03/15/44 (Call 09/15/43)	16,090	14,209,475
4.90%, 05/15/46 (Call 11/15/45)[a]	13,470	12,022,352
5.10%, 02/15/45 (Call 08/15/44)	10,986	10,084,290
5.20%, 09/01/20	13,143	14,442,701
5.95%, 02/01/41	7,210	7,311,373
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	7,792	7,557,317
3.50%, 03/01/21 (Call 01/01/21)[a]	19,521	18,694,811
3.95%, 09/01/22 (Call 06/01/22)[a]	21,701	20,236,527
5.50%, 03/01/44 (Call 09/01/43)	10,650	8,993,490
6.95%, 01/15/38[a]	12,169	12,298,975
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)[a]	12,500	12,325,889
4.30%, 06/01/25 (Call 03/01/25)[a]	19,550	17,932,149
5.05%, 02/15/46 (Call 08/15/45)[a]	7,050	5,613,762
5.30%, 12/01/34 (Call 06/01/34)	5,829	5,030,306

Security	Principal (000s)	Value
5.55%, 06/01/45 (Call 12/01/44)	$13,575	$11,583,606
7.75%, 01/15/32	9,019	9,672,956
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)[a]	11,051	9,890,687
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)[a]	6,300	5,885,871
3.65%, 06/01/22 (Call 03/01/22)	10,711	10,364,107
4.65%, 10/15/25 (Call 07/15/25)	3,000	3,014,472
Regency Energy Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (Call 12/01/21)	11,700	11,983,959
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	12,903	13,199,547
Sunoco Logistics Partners Operations LP
5.35%, 05/15/45 (Call 11/15/44)	10,060	8,526,141
TransCanada PipeLines Ltd.
2.50%, 08/01/22[a]	9,130	8,577,766
3.80%, 10/01/20[a]	5,742	6,040,049
4.63%, 03/01/34 (Call 12/01/33)[a]	4,665	4,505,031
6.10%, 06/01/40	4,714	5,163,878
6.20%, 10/15/37	11,645	13,033,062
6.50%, 08/15/18	6,737	7,574,365
7.13%, 01/15/19	8,197	9,457,839
7.63%, 01/15/39[a]	17,250	22,339,656
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	14,110	12,169,589
4.55%, 06/24/24 (Call 03/24/24)	16,220	14,524,767
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)[a]	28,806	26,738,902

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.60%, 03/15/22 (Call 01/15/22)[a]	$20,850	$19,905,843
3.90%, 01/15/25 (Call 10/15/24)	8,150	7,250,292
4.00%, 09/15/25 (Call 06/15/25)[a]	14,875	13,333,324
4.30%, 03/04/24 (Call 12/04/23)	8,170	7,591,668
5.10%, 09/15/45 (Call 03/15/45)[a]	3,845	3,161,462
5.25%, 03/15/20[a]	16,468	17,658,052
6.30%, 04/15/40	13,383	12,425,072
Williams Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	5,000	4,712,500
4.88%, 03/15/24 (Call 03/15/19)[a]	12,725	11,897,875
6.13%, 07/15/22 (Call 01/15/17)[a]	100	101,500

		629,258,925
REAL ESTATE INVESTMENT TRUSTS — 0.86%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	75	73,918
3.40%, 02/15/19	5,909	6,016,957
3.50%, 01/31/23	14,946	14,282,855
4.00%, 06/01/25 (Call 03/01/25)[a]	5,075	4,889,509
4.70%, 03/15/22	2,100	2,177,564
5.00%, 02/15/24[a]	12,210	12,696,150
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	11,776	12,295,271
3.85%, 02/01/23 (Call 11/01/22)	11,183	11,368,380
4.13%, 05/15/21 (Call 02/15/21)	5,551	5,855,055
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	9,175	9,032,772
4.63%, 12/15/21 (Call 09/15/21)	13,535	14,618,134

Security	Principal (000s)	Value
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)[a]	$12,926	$12,734,866
3.88%, 08/15/24 (Call 05/15/24)	10,950	10,539,376
4.25%, 11/15/23 (Call 08/15/23)	3,575	3,572,018
5.38%, 02/01/21 (Call 11/03/20)[a]	15,350	16,836,886
Simon Property Group LP
3.38%, 10/01/24 (Call 07/01/24)	14,954	14,727,709
4.38%, 03/01/21 (Call 12/01/20)	8,759	9,436,898
5.65%, 02/01/20 (Call 11/01/19)	4,795	5,408,310
Weyerhaeuser Co.
7.38%, 03/15/32	11,034	13,808,948

		180,371,576
RETAIL — 4.24%
Costco Wholesale Corp.
1.70%, 12/15/19	13,678	13,464,069
CVS Health Corp.
2.25%, 12/05/18 (Call 11/05/18)	13,472	13,582,840
2.25%, 08/12/19 (Call 07/12/19)[a]	10,182	10,184,308
2.75%, 12/01/22 (Call 09/01/22)	10,081	9,747,283
2.80%, 07/20/20 (Call 06/20/20)	30,000	30,290,670
3.50%, 07/20/22 (Call 05/20/22)[a]	10,000	10,206,748
3.88%, 07/20/25 (Call 04/20/25)	30,000	30,672,642
4.00%, 12/05/23 (Call 09/05/23)	5,943	6,173,159
4.88%, 07/20/35 (Call 01/20/35)	6,600	6,843,863
5.13%, 07/20/45 (Call 01/20/45)	31,000	32,995,870
5.30%, 12/05/43 (Call 06/05/43)[a]	12,800	13,825,082
6.13%, 09/15/39	3,045	3,595,927

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$7,884	$7,915,035
2.25%, 09/10/18 (Call 08/10/18)[a]	13,451	13,711,998
2.63%, 06/01/22 (Call 05/01/22)	12,005	11,811,184
2.70%, 04/01/23 (Call 01/01/23)[a]	11,343	11,065,286
3.75%, 02/15/24 (Call 11/15/23)[a]	14,004	14,572,336
4.20%, 04/01/43 (Call 10/01/42)[a]	19,609	19,082,565
4.25%, 04/01/46 (Call 10/01/45)	5,100	4,997,190
4.40%, 04/01/21 (Call 01/01/21)[a]	12,368	13,535,816
4.40%, 03/15/45 (Call 09/15/44)	12,265	12,328,350
4.88%, 02/15/44 (Call 08/15/43)	10,272	11,018,916
5.88%, 12/16/36	30,222	36,461,350
5.95%, 04/01/41 (Call 10/01/40)	10,560	12,982,366
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)[a]	15,805	15,922,415
4.65%, 04/15/42 (Call 10/15/41)	3,310	3,437,548
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	7,240	6,731,750
McDonald’s Corp.
2.63%, 01/15/22[a]	13,893	13,508,770
6.30%, 10/15/37	5,001	5,953,500
6.30%, 03/01/38	13,959	16,658,449
Target Corp.
2.30%, 06/26/19	7,544	7,642,509
2.90%, 01/15/22	13,355	13,416,413
3.50%, 07/01/24[a]	11,500	11,799,062
3.88%, 07/15/20	6,671	7,194,261
4.00%, 07/01/42[a]	22,950	22,040,078
6.50%, 10/15/37[a]	14,364	18,469,470
7.00%, 01/15/38	3,893	5,275,315

Security	Principal (000s)	Value
Wal-Mart Stores Inc.
1.95%, 12/15/18[a]	$10,217	$10,321,966
2.55%, 04/11/23 (Call 01/11/23)	15,121	14,553,814
3.25%, 10/25/20	9,683	10,137,878
3.30%, 04/22/24 (Call 01/22/24)[a]	17,760	17,918,267
3.63%, 07/08/20[a]	23,929	25,518,891
4.00%, 04/11/43 (Call 10/11/42)[a]	16,915	16,201,662
4.25%, 04/15/21	18,419	20,120,118
4.30%, 04/22/44 (Call 10/22/43)[a]	15,210	15,231,139
4.75%, 10/02/43 (Call 04/02/43)[a]	8,309	8,914,112
4.88%, 07/08/40[a]	7,434	8,045,607
5.00%, 10/25/40	3,373	3,716,304
5.25%, 09/01/35	31,226	35,632,900
5.63%, 04/01/40	14,975	17,807,289
5.63%, 04/15/41	12,604	15,089,240
5.88%, 04/05/27	5,829	7,147,882
6.20%, 04/15/38	16,017	20,268,277
6.50%, 08/15/37	27,260	35,545,110
7.55%, 02/15/30	16,792	23,496,295
Walgreen Co.
3.10%, 09/15/22[a]	12,584	12,135,784
5.25%, 01/15/19	3,998	4,380,154
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	25,425	25,439,660
3.30%, 11/18/21 (Call 09/18/21)[a]	20,850	20,661,889
3.80%, 11/18/24 (Call 08/18/24)[a]	11,475	11,176,800
4.80%, 11/18/44 (Call 05/18/44)	12,015	11,047,021

		889,622,452
SEMICONDUCTORS — 1.06%
Intel Corp.
2.45%, 07/29/20	12,590	12,639,651
2.70%, 12/15/22[a]	18,847	18,282,470
3.10%, 07/29/22[a]	4,215	4,235,312
3.30%, 10/01/21	22,079	22,742,458

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.70%, 07/29/25 (Call 04/29/25)	$20,000	$20,209,920
4.00%, 12/15/32[a]	12,220	11,652,545
4.25%, 12/15/42[a]	9,675	9,033,768
4.80%, 10/01/41	11,579	11,732,646
4.90%, 07/29/45 (Call 01/29/45)	15,600	15,975,511
QUALCOMM Inc.
2.25%, 05/20/20[a]	19,514	19,297,533
3.00%, 05/20/22[a]	29,225	28,447,285
3.45%, 05/20/25 (Call 02/20/25)[a]	13,365	12,553,426
4.65%, 05/20/35 (Call 11/20/34)[a]	17,200	15,569,225
4.80%, 05/20/45 (Call 11/20/44)	16,400	14,104,722
Texas Instruments Inc.
1.65%, 08/03/19	6,519	6,422,622

		222,899,094
SOFTWARE — 2.67%
Fidelity National Information Services Inc.
3.50%, 04/15/23 (Call 01/15/23)	9,050	8,388,909
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	5,100	5,065,029
3.85%, 06/01/25 (Call 03/01/25)	3,000	2,952,079
Microsoft Corp.
1.63%, 12/06/18[a]	7,665	7,689,861
1.85%, 02/12/20 (Call 01/12/20)[a]	19,078	19,015,968
2.13%, 11/15/22[a]	13,627	13,083,121
2.38%, 02/12/22 (Call 01/12/22)[a]	21,420	21,079,448
2.38%, 05/01/23 (Call 02/01/23)[a]	12,309	11,813,616
2.70%, 02/12/25 (Call 11/12/24)[a]	20,330	19,601,548
3.00%, 10/01/20[a]	12,557	13,053,667
3.50%, 02/12/35 (Call 08/12/34)[a]	16,090	14,861,664

Security	Principal (000s)	Value
3.50%, 11/15/42	$4,834	$4,259,578
3.63%, 12/15/23 (Call 09/15/23)[a]	14,495	15,120,904
3.75%, 02/12/45 (Call 08/12/44)[a]	21,210	19,337,189
4.00%, 02/12/55 (Call 08/12/54)	17,083	15,402,265
4.20%, 06/01/19	7,683	8,349,613
4.50%, 10/01/40	11,450	11,696,698
5.20%, 06/01/39	9,694	10,967,357
5.30%, 02/08/41	12,723	14,592,343
Oracle Corp.
2.25%, 10/08/19[a]	36,990	37,149,286
2.38%, 01/15/19[a]	7,998	8,112,626
2.50%, 05/15/22 (Call 03/15/22)[a]	29,450	28,613,917
2.50%, 10/15/22	17,359	16,701,273
2.80%, 07/08/21	16,602	16,750,030
2.95%, 05/15/25 (Call 02/15/25)[a]	18,390	17,667,825
3.40%, 07/08/24 (Call 04/08/24)	31,479	31,595,305
3.63%, 07/15/23	12,704	13,044,159
3.88%, 07/15/20	3,874	4,142,231
3.90%, 05/15/35 (Call 11/15/34)[a]	11,000	10,349,536
4.13%, 05/15/45 (Call 11/15/44)[a]	21,561	20,262,131
4.30%, 07/08/34 (Call 01/08/34)	22,222	22,009,984
4.38%, 05/15/55 (Call 11/15/54)	9,500	8,868,554
4.50%, 07/08/44 (Call 01/08/44)[a]	18,887	18,831,837
5.00%, 07/08/19	21,966	24,264,524
5.38%, 07/15/40	16,755	18,661,887
6.13%, 07/08/39	16,660	20,161,082
6.50%, 04/15/38	4,539	5,689,053

		559,206,097
TELECOMMUNICATIONS — 7.99%
AT&T Corp.
8.25%, 11/15/31	11,544	15,299,044

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
AT&T Inc.
2.30%, 03/11/19[a]	$10,015	$9,977,657
2.38%, 11/27/18	16,332	16,416,100
2.45%, 06/30/20 (Call 05/30/20)[a]	38,595	37,906,091
2.63%, 12/01/22 (Call 09/01/22)[a]	8,437	7,880,485
3.00%, 02/15/22[a]	35,865	35,008,870
3.00%, 06/30/22 (Call 04/30/22)	14,130	13,569,972
3.40%, 05/15/25 (Call 02/15/25)[a]	59,034	56,126,581
3.88%, 08/15/21	16,453	16,884,292
3.90%, 03/11/24 (Call 12/11/23)[a]	16,325	16,354,488
4.30%, 12/15/42 (Call 06/15/42)	5,595	4,744,368
4.35%, 06/15/45 (Call 12/15/44)	28,049	23,779,165
4.45%, 05/15/21[a]	18,555	19,629,524
4.50%, 05/15/35 (Call 11/15/34)[a]	26,744	24,699,047
4.75%, 05/15/46 (Call 11/15/45)[a]	46,039	41,942,381
4.80%, 06/15/44 (Call 12/15/43)	27,650	25,316,066
5.35%, 09/01/40	40,395	39,676,636
5.55%, 08/15/41[a]	6,647	6,676,772
5.80%, 02/15/19	23,775	26,266,520
6.30%, 01/15/38	19,390	21,175,549
6.50%, 09/01/37	8,550	9,583,542
6.55%, 02/15/39	18,525	20,927,983
British Telecommunications PLC
2.35%, 02/14/19	10,620	10,598,822
9.63%, 12/15/30	31,506	46,236,057
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	6,757	6,663,526
Cisco Systems Inc.
2.13%, 03/01/19	16,885	17,005,034
2.45%, 06/15/20	13,410	13,489,045
3.50%, 06/15/25[a]	3,990	4,039,110
3.63%, 03/04/24[a]	13,050	13,511,495

Security	Principal (000s)	Value
4.45%, 01/15/20	$25,847	$28,264,938
4.95%, 02/15/19	17,763	19,507,797
5.50%, 01/15/40	16,986	19,612,720
5.90%, 02/15/39	23,575	28,172,363
Deutsche Telekom International Finance BV
6.00%, 07/08/19[a]	14,461	16,337,095
6.75%, 08/20/18	2,082	2,357,235
8.75%, 06/15/30	34,319	48,670,252
GTE Corp.
6.94%, 04/15/28	2,224	2,623,749
New Cingular Wireless Services Inc.
8.75%, 03/01/31[a]	9,493	13,117,045
Orange SA
2.75%, 02/06/19	24,819	25,268,427
4.13%, 09/14/21[a]	13,724	14,524,676
5.38%, 07/08/19[a]	6,051	6,715,319
5.38%, 01/13/42[a]	12,527	13,040,371
5.50%, 02/06/44 (Call 08/06/43)[a]	5,044	5,386,421
9.00%, 03/01/31[a]	25,678	36,340,484
Qwest Corp.
6.75%, 12/01/21[a]	6,501	7,037,332
6.88%, 09/15/33 (Call 10/01/15)[a]	12,280	12,005,665
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	5,679	5,735,003
5.00%, 03/15/44 (Call 09/15/43)	11,140	10,922,213
6.80%, 08/15/18	8,965	10,068,391
Telefonica Emisiones SAU
4.57%, 04/27/23[a]	11,350	11,860,156
5.13%, 04/27/20	6,064	6,702,984
5.46%, 02/16/21[a]	12,588	14,070,769
5.88%, 07/15/19[a]	12,111	13,551,195
7.05%, 06/20/36	26,185	31,755,888
Telefonica Europe BV
8.25%, 09/15/30	14,628	19,468,456
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)[a]	17,856	16,687,050
2.63%, 02/21/20	4,302	4,314,505

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.00%, 11/01/21 (Call 09/01/21)[a]	$25,479	$25,142,983
3.45%, 03/15/21[a]	11,000	11,210,133
3.50%, 11/01/21	21,462	21,761,695
3.50%, 11/01/24 (Call 08/01/24)[a]	30,650	29,922,182
3.65%, 09/14/18	11,672	12,219,299
3.85%, 11/01/42 (Call 05/01/42)	10,700	8,782,824
4.15%, 03/15/24 (Call 12/15/23)	10,289	10,513,641
4.27%, 01/15/36	9,000	8,028,040
4.40%, 11/01/34 (Call 05/01/34)	28,744	26,614,929
4.50%, 09/15/20	35,466	38,162,093
4.60%, 04/01/21	9,349	10,006,537
4.75%, 11/01/41	10,350	9,643,703
4.86%, 08/21/46[a]	34,202	31,998,225
5.01%, 08/21/54	43,010	39,101,961
5.05%, 03/15/34 (Call 12/15/33)	20,802	20,702,296
5.15%, 09/15/23	75,300	82,498,251
5.85%, 09/15/35[a]	16,925	18,214,499
6.00%, 04/01/41	5,493	5,975,893
6.25%, 04/01/37	5,082	5,700,240
6.35%, 04/01/19[a]	12,335	14,002,030
6.40%, 09/15/33	22,001	25,178,644
6.40%, 02/15/38	12,762	14,366,786
6.55%, 09/15/43	62,768	73,756,147
6.90%, 04/15/38	4,295	5,134,849
7.75%, 12/01/30	9,022	11,619,781
Vodafone Group PLC
2.50%, 09/26/22[a]	13,205	12,060,132
2.95%, 02/19/23[a]	14,410	13,505,324
4.38%, 02/19/43[a]	10,743	9,261,360
5.45%, 06/10/19[a]	14,650	16,104,944
6.15%, 02/27/37	18,208	19,379,315

		1,676,071,457
TRANSPORTATION — 0.80%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	4,400	4,190,593

Security	Principal or Shares (000s)	Value
3.85%, 09/01/23 (Call 06/01/23)	$5,700	$5,860,518
4.15%, 04/01/45 (Call 10/01/44)	7,665	6,961,700
4.45%, 03/15/43 (Call 09/15/42)[a]	5,041	4,787,529
4.55%, 09/01/44 (Call 03/01/44)	12,579	12,140,992
4.70%, 10/01/19	12,447	13,607,694
4.90%, 04/01/44 (Call 10/01/43)	10,620	10,818,563
5.75%, 05/01/40 (Call 11/01/39)	6,397	7,243,962
CSX Corp.
4.10%, 03/15/44 (Call 09/15/43)	7,400	6,696,343
FedEx Corp.
4.00%, 01/15/24[a]	8,889	9,136,136
5.10%, 01/15/44	13,980	14,321,262
8.00%, 01/15/19	1,815	2,156,066
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	3,779	4,032,117
United Parcel Service Inc.
2.45%, 10/01/22	13,113	12,788,883
3.13%, 01/15/21	15,611	16,143,978
5.13%, 04/01/19	10,336	11,494,689
6.20%, 01/15/38	19,037	24,293,220

		166,674,245
WATER — 0.01%
American Water Capital Corp.
6.59%, 10/15/37	2,185	2,844,770

		2,844,770

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,191,123,235)		20,689,463,780

SHORT-TERM INVESTMENTS — 10.49%

MONEY MARKET FUNDS — 10.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,843,669	1,843,669,045

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND ETF

August 31, 2015

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,d,e]	237,885	$237,885,185
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	117,870	117,869,844

		2,199,424,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,199,424,074)		2,199,424,074

TOTAL INVESTMENTS IN SECURITIES — 109.18%
(Cost: $23,390,547,309)		22,888,887,854
Other Assets, Less Liabilities — (9.18)%		(1,924,123,711)

NET ASSETS — 100.00%		$20,964,764,143

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$13,479,975,228	$21,063,920,695
Affiliated (Note 2)	2,928,616,717	2,326,626,614

Total cost of investments	$16,408,591,945	$23,390,547,309

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,520,423,968	$20,563,093,529
Affiliated (Note 2)	2,928,616,717	2,325,794,325

Total fair value of investments	15,449,040,685	22,888,887,854
Cash	5,682,491	—
Receivables:
Investment securities sold	14,923,803	194,024,726
Due from custodian (Note 4)	11,436,129	5,427,332
Interest	236,190,500	226,247,452
Capital shares sold	26,374,508	2,273,647

Total Assets	15,743,648,116	23,316,861,011

LIABILITIES
Payables:
Investment securities purchased	19,031,971	266,400,214
Collateral for securities on loan (Note 1)	2,815,611,184	2,081,554,230
Securities related to in-kind transactions (Note 4)	7,503,135	1,500,968
Investment advisory fees (Note 2)	5,455,105	2,641,456

Total Liabilities	2,847,601,395	2,352,096,868

NET ASSETS	$12,896,046,721	$20,964,764,143

Net assets consist of:
Paid-in capital	$13,949,034,538	$21,294,799,379
Undistributed net investment income	59,993,601	58,703,115
Undistributed net realized gain (accumulated net realized loss)	(153,430,158)	112,921,104
Net unrealized depreciation	(959,551,260)	(501,659,455)

NET ASSETS	$12,896,046,721	$20,964,764,143

Shares outstanding[b]	150,100,000	182,200,000

Net asset value per share	$85.92	$115.06

[a]	Securities on loan with values of $2,752,588,538 and $2,028,037,054, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$435,366,721	$377,501,425
Interest — affiliated (Note 2)	5,268	1,632,412
Securities lending income — affiliated — net (Note 2)	6,642,971	1,528,566

Total investment income	442,014,960	380,662,403

EXPENSES
Investment advisory fees (Note 2)	37,829,852	16,128,861

Total expenses	37,829,852	16,128,861

Net investment income	404,185,108	364,533,542

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(83,749,581)	(14,386,817)
In-kind redemptions — unaffiliated	58,452,683	154,244,215
In-kind redemptions — affiliated (Note 2)	—	311,829

Net realized gain (loss)	(25,296,898)	140,169,227

Net change in unrealized appreciation/depreciation	(921,882,410)	(1,322,624,267)

Net realized and unrealized loss	(947,179,308)	(1,182,455,040)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(542,994,200)	$(817,921,498)

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$404,185,108	$732,892,833	$364,533,542	$618,202,082
Net realized gain (loss)	(25,296,898)	89,571,496	140,169,227	243,946,253
Net change in unrealized appreciation/depreciation	(921,882,410)	(443,808,309)	(1,322,624,267)	422,605,288

Net increase (decrease) in net assets resulting from operations	(542,994,200)	378,656,020	(817,921,498)	1,284,753,623

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(415,921,551)	(728,101,752)	(363,951,481)	(608,603,942)

Total distributions to shareholders	(415,921,551)	(728,101,752)	(363,951,481)	(608,603,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,141,708,159	10,814,656,864	9,909,847,418	9,047,865,314
Cost of shares redeemed	(10,307,925,073)	(6,024,890,999)	(9,807,366,982)	(4,578,159,032)

Net increase (decrease) in net assets from capital share transactions	(4,166,216,914)	4,789,765,865	102,480,436	4,469,706,282

INCREASE (DECREASE) IN NET ASSETS	(5,125,132,665)	4,440,320,133	(1,079,392,543)	5,145,855,963

NET ASSETS
Beginning of period	18,021,179,386	13,580,859,253	22,044,156,686	16,898,300,723

End of period	$12,896,046,721	$18,021,179,386	$20,964,764,143	$22,044,156,686

Undistributed net investment income included in net assets at end of period	$59,993,601	$71,730,044	$58,703,115	$58,121,054

SHARES ISSUED AND REDEEMED
Shares sold	68,900,000	117,800,000	84,200,000	75,600,000
Shares redeemed	(115,300,000)	(64,800,000)	(83,500,000)	(38,500,000)

Net increase (decrease) in shares outstanding	(46,400,000)	53,000,000	700,000	37,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$91.71	$94.64	$93.71	$91.40	$91.75	$86.03

Income from investment operations:
Net investment income[a]	2.39	4.96	5.58	6.15	6.74	7.45
Net realized and unrealized gain (loss)[b]	(5.79)	(2.89)	0.98	2.31	(0.45)	5.65

Total from investment operations	(3.40)	2.07	6.56	8.46	6.29	13.10

Less distributions from:
Net investment income	(2.39)	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Total distributions	(2.39)	(5.00)	(5.63)	(6.15)	(6.64)	(7.38)

Net asset value, end of period	$85.92	$91.71	$94.64	$93.71	$91.40	$91.75

Total return	(3.73)%[c]	2.22%	7.31%	9.68%	7.35%	16.11%

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,896,047	$18,021,179	$13,580,859	$15,077,490	$14,258,718	$8,257,928
Ratio of expenses to average net assets[d]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	5.32%	5.37%	6.01%	6.73%	7.60%	8.44%
Portfolio turnover rate[e]	7%	11%	11%	19%	13%	16%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$121.46	$117.02	$120.06	$116.86	$108.74	$105.18

Income from investment operations:
Net investment income[a]	1.99	4.06	4.25	4.60	5.00	5.24
Net realized and unrealized gain (loss)[b]	(6.41)	4.42	(2.94)	3.22	8.08	3.58

Total from investment operations	(4.42)	8.48	1.31	7.82	13.08	8.82

Less distributions from:
Net investment income	(1.98)	(4.04)	(4.35)	(4.61)	(4.96)	(5.26)
Net realized gain	—	—	—	(0.01)	—	—

Total distributions	(1.98)	(4.04)	(4.35)	(4.62)	(4.96)	(5.26)

Net asset value, end of period	$115.06	$121.46	$117.02	$120.06	$116.86	$108.74

Total return	(3.64)%[c]	7.35%	1.19%	6.81%	12.37%	8.59%

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,964,764	$22,044,157	$16,898,301	$24,037,003	$19,563,089	$12,940,161
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	3.35%	3.42%	3.66%	3.87%	4.48%	4.83%
Portfolio turnover rate[e]	8%	9%	6%	5%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
iBoxx $ High Yield Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$12,520,423,968	$—	$12,520,423,968
Money Market Funds	2,928,616,717	—	—	2,928,616,717

Total	$2,928,616,717	$12,520,423,968	$—	$15,449,040,685

iBoxx $ Investment Grade Corporate Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$20,689,463,780	$—	$20,689,463,780
Money Market Funds	2,199,424,074	—	—	2,199,424,074

Total	$2,199,424,074	$20,689,463,780	$—	$22,888,887,854

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
iBoxx $ High Yield Corporate Bond	$2,752,588,538	$2,752,588,538	$—
iBoxx $ Investment Grade Corporate Bond	2,028,037,054	2,028,037,054	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $19 billion
0.4750	[a]	Over $19 billion, up to and including $33 billion
0.4513	[a]	Over $33 billion, up to and including $58 billion
0.4287	[a]	Over $58 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $181 billion
0.1354	[a]	Over $181 billion, up to and including $231 billion
0.1287	[a]	Over $231 billion, up to and including $281 billion
0.1222	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.1500%		First $121 billion
0.1425	[a]	Over $121 billion, up to and including $211 billion
0.1354	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
iBoxx $ High Yield Corporate Bond	$2,195,253
iBoxx $ Investment Grade Corporate Bond	654,316

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
iBoxx $ Investment Grade Corporate Bond
PNC Bank N.A.
2.20%, 01/28/19	$17,525	$—	$—	$17,525	$17,581,818	$175,470	$—
2.25%, 07/02/19	5,250	500	—	5,750	5,747,783	55,938	—
2.40%, 10/18/19	2,250	5,000	—	7,250	7,285,872	40,736	—
2.60%, 07/21/20	—	11,000	—	11,000	10,998,517	15,133	—
2.70%, 11/01/22	25,550	16,287	(20,000)	21,837	21,274,612	337,680	145,070
2.95%, 01/30/23	5,800	—	—	5,800	5,603,701	86,119	—
2.95%, 02/23/25	—	9,300	—	9,300	8,943,523	79,875	—
3.80%, 07/25/23	19,928	500	(5,500)	14,928	15,441,150	353,155	166,759
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24	10,470	—	—	10,470	10,596,363	198,384	—
PNC Funding Corp.
3.30%, 03/08/22	8,069	—	—	8,069	8,197,731	118,067	—
4.38%, 08/11/20	3,773	5,751	—	9,524	10,302,069	100,371	—
5.13%, 02/08/20	3,965	—	—	3,965	4,397,112	60,900	—

					$126,370,251	$1,621,828	$311,829

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

	U.S. Government Obligations		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$—	$—	$1,318,521,278	$1,096,445,557
iBoxx $ Investment Grade Corporate Bond	64,098,518	84,873,565	2,279,314,273	1,515,489,060

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$5,709,002,887	$10,029,492,666
iBoxx $ Investment Grade Corporate Bond	9,091,073,638	9,642,809,687

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

The iShares iBoxx $ High Yield Corporate Bond ETF invests a substantial portion of its assets in high yield securities that are rated below investment-grade (including those bonds rated lower than “BBB-” by Standard & Poor’s Ratings Services and Fitch or “Baa3” by Moody’s), or are unrated which may be more volatile than higher-rated securities of similar maturity. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities and high yield securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher-rated securities. In particular, high

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yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2105, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
iBoxx $ High Yield Corporate Bond	$47,789,036	$6,496,723	$177,819	$54,463,578
iBoxx $ Investment Grade Corporate Bond	24,593,863	—	—	24,593,863

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$16,408,847,029	$28,663,699	$(988,470,043)	$(959,806,344)
iBoxx $ Investment Grade Corporate Bond	23,393,201,569	132,712,976	(637,026,691)	(504,313,715)

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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I. iShares iBoxx $ High Yield Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Fund’s investment advisory fee rate and overall expenses (net of waivers and reimbursements) were one basis point higher than that of a competitor fund in the Lipper Group that was ranked in the 3rd quintile.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that

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the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the

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15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s

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shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares iBoxx $ Investment Grade Corporate Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

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In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.
Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its

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affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s

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Contract (Continued)

iSHARES® TRUST

securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBoxx $ High Yield Corporate Bond	$2.393906	$—	$—	$2.393906	100%	—%	—%	100%
iBoxx $ Investment Grade Corporate Bond	1.962672	—	0.012447	1.975119	99	—	1	100

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-24-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Intermediate Government/Credit Bond ETF | GVI | NYSE Arca
➢	iShares Government/Credit Bond ETF | GBF | NYSE Arca
➢	iShares Agency Bond ETF | AGZ | NYSE Arca
➢	iShares MBS ETF | MBB | NYSE Arca

Fund Performance Overview

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2015

The iShares Intermediate Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds with remaining maturities between one and ten years, as represented by the Barclays U.S. Intermediate Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.04%, net of fees, while the total return for the Index was 0.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.27%	1.28%	1.47%	1.27%	1.28%	1.47%
5 Years	2.19%	2.16%	2.38%	11.44%	11.26%	12.50%
Since Inception	4.03%	4.03%	4.17%	40.74%	40.71%	42.45%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.40	$1.01	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE As of 8/31/15
Investment Type	Percentage of Total Investments[1]

U.S. Government & Agency Obligations	62.24%
Corporate Bonds & Notes	32.16
Foreign Government Obligations	5.46
Municipal Debt Obligations	0.14

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 8/31/15
Moody's Credit Rating[2]	Percentage of Total Investments[1]

Aaa	66.40%
Aa	4.08
A	13.18
Baa	14.71
Ba	0.69
Not Rated	0.94

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® GOVERNMENT/CREDIT BOND ETF

Performance as of August 31, 2015

The iShares Government/Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated government, government-related and investment-grade U.S. corporate bonds, as represented by the Barclays U.S. Government/Credit Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -1.23%, net of fees, while the total return for the Index was -1.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.94%	0.93%	1.09%	0.94%	0.93%	1.09%
5 Years	2.81%	2.79%	3.01%	14.85%	14.78%	15.96%
Since Inception	4.57%	4.58%	4.69%	47.18%	47.35%	48.69%

The inception date of the Fund was 1/5/07. The first day of secondary market trading was 1/11/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.70	$1.00	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE As of 8/31/15
Investment Type	Percentage of Total Investments[1]

U.S. Government & Agency Obligations	57.06%
Corporate Bonds & Notes	36.53
Foreign Government Obligations	5.12
Municipal Debt Obligations	1.29

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY As of 8/31/15
Moody's Credit Rating[2]	Percentage of Total Investments[1]

Aaa	60.86%
Aa	4.90
A	15.71
Baa	17.01
Ba	0.81
Not Rated	0.71

TOTAL	100.00%

[1]	Excludes money market funds.
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® AGENCY BOND ETF

Performance as of August 31, 2015

The iShares Agency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of agency securities that are publicly issued by U.S. government agencies, and corporate and non-U.S. debt guaranteed by the U.S. government, as represented by the Barclays U.S. Agency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.38%, net of fees, while the total return for the Index was 0.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.94%	2.04%	1.97%	1.94%	2.04%	1.97%
5 Years	1.78%	1.79%	1.87%	9.22%	9.29%	9.69%
Since Inception	3.12%	3.13%	3.18%	23.29%	23.36%	23.81%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.80	$1.01	$1,000.00	$1,024.10	$1.02	0.20%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY INVESTMENT TYPE As of 8/31/15
Investment Type	Percentage of Total Investments*

U.S. Government Agency Obligations	95.61%
Foreign Government Obligations	4.39

TOTAL	100.00%

ALLOCATION BY MATURITY As of 8/31/15
Maturity	Percentage of Total Investments*

0-1 Year	0.91%
1-5 Years	80.11
5-10 Years	8.25
10-15 Years	2.14
15-20 Years	6.80
More than 20 Years	1.79

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MBS ETF

Performance as of August 31, 2015

The iShares MBS ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade mortgage-backed pass-through securities issued and/ or guaranteed by U.S. government agencies, as represented by the Barclays U.S. MBS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.25%, net of fees, while the total return for the Index was 0.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.57%	2.53%	2.66%	2.57%	2.53%	2.66%
5 Years	2.56%	2.54%	2.83%	13.46%	13.37%	14.98%
Since Inception	4.22%	4.22%	4.60%	41.93%	41.91%	46.28%

The inception date of the Fund was 3/13/07. The first day of secondary market trading was 3/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.50	$1.26	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY ISSUER

As of 8/31/15

Issuer	Percentage of Total Investments*

Federal National Mortgage Association	51.65%
Federal Home Loan Mortgage Corp.	25.76
Government National Mortgage Association	22.59

TOTAL	100.00%

*	Excludes money market funds.

ALLOCATION BY MATURITY

As of 8/31/15

Maturity	Percentage of Total Investments*
1-5 Years	0.12%
5-10 Years	0.77
10-15 Years	10.66
15-20 Years	7.05
More than 20 Years	81.40

TOTAL	100.00%

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 31.86%

ADVERTISING — 0.09%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$300	$294,233
4.00%, 03/15/22	175	176,491
Omnicom Group Inc.
3.63%, 05/01/22	800	794,070
3.65%, 11/01/24 (Call 08/01/24)	45	43,628
WPP Finance 2010
3.75%, 09/19/24	200	195,769
4.75%, 11/21/21	200	215,691

		1,719,882
AEROSPACE & DEFENSE — 0.33%
Boeing Co. (The)
2.85%, 10/30/24 (Call 07/30/24)	85	83,440
4.88%, 02/15/20	450	500,573
6.00%, 03/15/19	300	340,335
Embraer Netherlands Finance BV
5.05%, 06/15/25	250	236,562
Embraer SA
5.15%, 06/15/22[a]	250	246,562
Exelis Inc.
5.55%, 10/01/21	200	220,646
General Dynamics Corp.
1.00%, 11/15/17	200	198,004
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	475	498,486
5.20%, 10/15/19	200	211,818
Lockheed Martin Corp.
3.35%, 09/15/21[a]	300	305,888
4.25%, 11/15/19[a]	300	322,787
Northrop Grumman Corp.
1.75%, 06/01/18	400	396,248
3.25%, 08/01/23	50	48,732
3.50%, 03/15/21[a]	25	25,579
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	625	607,420

Security	Principal (000s)	Value
Rockwell Collins Inc.
3.70%, 12/15/23 (Call 09/15/23)	$375	$386,823
United Technologies Corp.
1.80%, 06/01/17[a]	500	504,645
3.10%, 06/01/22[a]	300	300,699
5.38%, 12/15/17[a]	473	513,952

		5,949,199
AGRICULTURE — 0.34%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	150	149,585
4.00%, 01/31/24[a]	525	532,069
4.75%, 05/05/21	950	1,018,605
Archer-Daniels-Midland Co.
4.48%, 03/01/21	250	272,695
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	250	254,528
Lowe’s Companies Inc.
3.13%, 09/15/24 (Call 06/15/24)[a]	250	246,197
Philip Morris International Inc.
1.13%, 08/21/17[a]	250	248,951
2.50%, 08/22/22	150	144,475
3.25%, 11/10/24	250	246,643
3.38%, 08/11/25 (Call 05/11/25)	250	249,451
3.60%, 11/15/23[a]	200	203,395
4.50%, 03/26/20	250	272,112
5.65%, 05/16/18[a]	935	1,028,344
Reynolds American Inc.
2.30%, 08/21/17[a,b]	250	251,244
4.45%, 06/12/25 (Call 03/12/25)	80	82,055
4.85%, 09/15/23	200	210,446
6.75%, 06/15/17	447	483,771
8.13%, 06/23/19[b]	250	295,087

		6,189,653
AIRLINES — 0.06%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	217	229,975

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
American Airlines 2015-1 Pass Through Trust Class B
3.70%, 11/01/24[a]	$250	$243,125
Continental Airlines Inc. 2010-1 Pass Through Trust Class A
4.75%, 07/12/22	115	121,259
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	32	33,187
Delta Air Lines Inc. 2012-1 Pass Through Trust Class A
4.75%, 11/07/21	416	438,727
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	90	90,653

		1,156,926
APPAREL — 0.03%
Ralph Lauren Corp.
2.63%, 08/18/20 (Call 07/18/20)[a]	500	500,295
VF Corp.
3.50%, 09/01/21 (Call 06/01/21)	50	52,822

		553,117
AUTO MANUFACTURERS — 0.56%
American Honda Finance Corp.
1.20%, 07/14/17	350	348,447
1.60%, 07/13/18	250	249,633
2.15%, 03/13/20	500	495,889
2.25%, 08/15/19[a]	250	250,544
Ford Motor Credit Co. LLC
2.46%, 03/27/20[a]	400	388,109
3.16%, 08/04/20	1,000	993,885
3.22%, 01/09/22	500	486,387
General Motors Financial Co. Inc.
3.15%, 01/15/20 (Call 12/15/19)	735	723,400
4.00%, 01/15/25 (Call 10/15/24)	1,050	994,670
4.30%, 07/13/25 (Call 04/13/25)[a]	425	411,645
4.75%, 08/15/17	750	777,761

Security	Principal (000s)	Value
PACCAR Financial Corp.
1.10%, 06/06/17	$200	$199,161
1.40%, 05/18/18	250	248,002
1.45%, 03/09/18	255	254,043
2.50%, 08/14/20	250	250,669
Toyota Motor Credit Corp.
1.25%, 10/05/17	600	597,639
1.45%, 01/12/18[a]	425	423,697
1.55%, 07/13/18	470	467,088
1.75%, 05/22/17	500	503,897
2.13%, 07/18/19[a]	500	500,233
2.15%, 03/12/20[a]	225	223,630
2.63%, 01/10/23	325	315,301
3.40%, 09/15/21	200	206,711

		10,310,441
AUTO PARTS & EQUIPMENT — 0.05%
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)[a]	65	63,309
Delphi Corp.
5.00%, 02/15/23 (Call 02/15/18)	500	517,500
Johnson Controls Inc.
3.75%, 12/01/21 (Call 09/01/21)	200	202,228
4.25%, 03/01/21	200	208,033

		991,070
BANKS — 9.07%
Abbey National Treasury Services PLC/London
1.65%, 09/29/17[a]	400	399,663
2.00%, 08/24/18[a]	195	194,594
2.38%, 03/16/20	350	348,695
4.00%, 03/13/24[a]	250	259,504
American Express Centurion Bank
5.95%, 06/12/17	300	322,033
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	215	214,378
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/18	500	495,364
1.50%, 01/16/18	250	249,115

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Banco do Brasil SA/Cayman
3.88%, 10/10/22	$400	$339,500
Bank of America Corp.
2.00%, 01/11/18[a]	1,100	1,099,929
2.60%, 01/15/19[a]	900	907,469
3.30%, 01/11/23[a]	500	492,873
4.00%, 01/22/25[a]	1,100	1,074,593
4.13%, 01/22/24	1,150	1,182,346
4.20%, 08/26/24	705	702,330
5.42%, 03/15/17	1,000	1,050,922
5.63%, 07/01/20	1,050	1,178,523
5.65%, 05/01/18	1,160	1,262,986
5.70%, 05/02/17[a]	150	158,831
5.70%, 01/24/22	1,225	1,384,136
5.75%, 12/01/17	50	54,056
6.40%, 08/28/17	3,300	3,582,710
6.50%, 07/15/18	100	111,156
6.88%, 04/25/18	350	391,861
6.88%, 11/15/18	80	90,972
7.63%, 06/01/19	462	545,461
Series L
2.25%, 04/21/20[a]	485	476,115
3.95%, 04/21/25	155	149,904
Bank of America N.A.
5.30%, 03/15/17	500	525,336
Bank of Montreal
1.30%, 07/14/17 (Call 06/14/17)	250	248,892
1.45%, 04/09/18 (Call 03/09/18)	800	791,844
2.38%, 01/25/19 (Call 12/25/18)[a]	550	554,606
2.50%, 01/11/17	200	203,250
Bank of New York Mellon Corp. (The)
1.30%, 01/25/18 (Call 12/25/17)[a]	600	594,344
1.35%, 03/06/18 (Call 02/06/18)	100	98,893
2.10%, 08/01/18 (Call 07/02/18)	180	181,226
2.10%, 01/15/19 (Call 12/15/18)	450	449,399

Security	Principal (000s)	Value
2.20%, 05/15/19 (Call 04/15/19)	$1,000	$998,534
2.30%, 09/11/19 (Call 08/11/19)	150	150,045
3.00%, 02/24/25 (Call 01/24/25)[a]	85	81,922
3.40%, 05/15/24 (Call 04/15/24)	790	795,845
Bank of Nova Scotia (The)
1.10%, 12/13/16	500	499,419
1.30%, 07/21/17[a]	250	248,649
1.70%, 06/11/18 (Call 05/11/18)	250	248,635
2.05%, 10/30/18[a]	1,000	1,001,442
4.38%, 01/13/21	150	162,141
Barclays Bank PLC
2.50%, 02/20/19[a]	700	705,990
3.75%, 05/15/24	250	250,893
5.13%, 01/08/20[a]	900	1,000,285
Barclays PLC
2.75%, 11/08/19	200	199,665
2.88%, 06/08/20	1,150	1,144,022
3.65%, 03/16/25	360	342,080
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	300	299,774
2.15%, 03/22/17 (Call 02/22/17)	225	227,155
2.45%, 01/15/20 (Call 12/15/19)	500	500,156
3.95%, 03/22/22 (Call 02/22/22)	100	103,166
6.85%, 04/30/19	162	187,182
BNP Paribas SA
2.38%, 09/14/17	550	556,941
2.45%, 03/17/19[a]	500	502,669
3.25%, 03/03/23[a]	100	100,125
4.25%, 10/15/24	200	199,228
5.00%, 01/15/21[a]	600	669,448
BPCE SA
2.25%, 01/27/20[a]	250	248,727
2.50%, 12/10/18	250	253,126
2.50%, 07/15/19	250	251,911

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 04/15/24[a]	$250	$255,837
Branch Banking & Trust Co.
1.00%, 04/03/17 (Call 03/03/17)	250	248,468
2.85%, 04/01/21 (Call 03/01/21)	500	504,009
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	200	199,054
Capital One Financial Corp.
2.45%, 04/24/19 (Call 03/24/19)[a]	200	197,982
3.20%, 02/05/25 (Call 01/05/25)	55	50,952
3.75%, 04/24/24 (Call 03/24/24)	200	194,214
6.15%, 09/01/16	300	313,515
6.75%, 09/15/17	226	247,287
Capital One N.A./Mclean VA
1.50%, 03/22/18 (Call 02/22/18)	400	392,069
1.65%, 02/05/18 (Call 01/05/18)	500	493,270
2.40%, 09/05/19 (Call 08/15/19)[a]	250	245,650
2.95%, 07/23/21 (Call 06/23/21)	400	389,153
Citigroup Inc.
1.55%, 08/14/17	250	248,609
1.75%, 05/01/18	500	494,808
1.85%, 11/24/17	250	249,773
2.15%, 07/30/18	750	749,733
2.50%, 07/29/19	350	349,450
2.55%, 04/08/19	2,050	2,057,555
3.50%, 05/15/23[a]	750	732,558
3.88%, 10/25/23[a]	675	687,935
3.88%, 03/26/25[a]	700	676,787
4.45%, 01/10/17	1,575	1,635,239
4.50%, 01/14/22[a]	450	479,949
5.50%, 02/15/17	100	104,934
6.13%, 05/15/18	835	921,003
8.50%, 05/22/19	512	618,713

Security	Principal (000s)	Value
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	$500	$499,951
Comerica Bank
2.50%, 06/02/20	250	248,971
Comerica Inc.
2.13%, 05/23/19 (Call 04/23/19)	85	84,044
Commonwealth Bank of Australia/New York NY
1.90%, 09/18/17	250	252,305
2.30%, 09/06/19	250	248,648
2.30%, 03/12/20[a]	500	498,031
2.50%, 09/20/18	500	507,330
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	247,215
3.88%, 04/10/25 (Call 03/10/25)	250	233,251
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
2.25%, 01/14/19	1,000	1,003,476
3.38%, 01/19/17	925	949,402
3.95%, 11/09/22[a]	1,000	996,791
4.50%, 01/11/21	375	408,623
CorpBanca SA
3.88%, 09/22/19[b]	400	405,040
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25[a,b]	390	378,342
Credit Suisse/New York NY
1.70%, 04/27/18	250	248,245
1.75%, 01/29/18[a]	250	249,281
2.30%, 05/28/19	250	250,066
3.00%, 10/29/21[a]	1,500	1,492,261
3.63%, 09/09/24	750	746,791
5.40%, 01/14/20[a]	200	220,010
6.00%, 02/15/18	950	1,031,012
Deutsche Bank AG
2.95%, 08/20/20	250	250,433
Deutsche Bank AG/London
1.88%, 02/13/18[a]	450	448,100
2.50%, 02/13/19[a]	750	752,658

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.70%, 05/30/24[a]	$840	$830,615
6.00%, 09/01/17	448	483,501
Discover Bank/Greenwood DE
2.60%, 11/13/18 (Call 10/12/18)	250	250,713
3.10%, 06/04/20 (Call 05/04/20)	250	248,983
Fifth Third Bancorp
2.30%, 03/01/19 (Call 01/30/19)	200	199,052
4.30%, 01/16/24 (Call 12/16/23)	200	204,605
5.45%, 01/15/17	526	551,593
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	199,929
2.38%, 04/25/19 (Call 03/25/19)	400	399,756
FMS Wertmanagement AoeR
1.25%, 07/30/18	300	300,001
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)[a]	85	84,732
2.90%, 07/19/18[a]	120	122,832
3.50%, 01/23/25 (Call 10/23/24)[a]	455	444,250
3.63%, 01/22/23[a]	75	75,356
3.75%, 05/22/25 (Call 02/22/25)[a]	125	124,279
3.85%, 07/08/24 (Call 04/08/24)	150	151,632
4.00%, 03/03/24[a]	2,400	2,451,938
5.25%, 07/27/21	700	776,952
5.63%, 01/15/17	900	946,543
5.75%, 01/24/22	1,600	1,814,378
5.95%, 01/18/18	1,300	1,418,053
6.15%, 04/01/18	965	1,062,693
7.50%, 02/15/19	500	582,403
HSBC Bank USA N.A./Buffalo NY
4.88%, 08/24/20	350	384,530

Security	Principal (000s)	Value
HSBC Holdings PLC
4.00%, 03/30/22	$400	$415,206
4.25%, 03/14/24	200	201,407
5.10%, 04/05/21	500	553,906
HSBC USA Inc.
1.63%, 01/16/18	300	298,420
2.35%, 03/05/20	415	409,005
2.38%, 11/13/19[a]	1,200	1,196,781
2.63%, 09/24/18	800	812,338
3.50%, 06/23/24	300	301,778
Huntington National Bank (The)
2.20%, 04/01/19 (Call 03/01/19)	250	246,663
2.40%, 04/01/20 (Call 03/01/20)	500	492,670
2.88%, 08/20/20 (Call 07/20/20)	250	248,998
Intesa Sanpaolo SpA
3.88%, 01/15/19[a]	750	774,967
JPMorgan Chase & Co.
1.35%, 02/15/17	250	249,672
1.63%, 05/15/18[a]	700	693,070
1.80%, 01/25/18[a]	600	598,562
2.00%, 08/15/17	300	301,485
2.20%, 10/22/19	700	693,352
2.35%, 01/28/19[a]	250	250,877
3.13%, 01/23/25 (Call 10/23/24)[a]	500	479,228
3.20%, 01/25/23	550	540,332
3.25%, 09/23/22	450	445,200
3.38%, 05/01/23	1,150	1,113,912
3.88%, 02/01/24[a]	2,550	2,596,557
3.90%, 07/15/25 (Call 04/15/25)[a]	250	253,592
4.25%, 10/15/20[a]	500	532,094
4.35%, 08/15/21	500	532,563
4.50%, 01/24/22[a]	300	320,224
4.63%, 05/10/21[a]	100	108,048
6.00%, 01/15/18	800	873,710
6.13%, 06/27/17	200	214,903
6.30%, 04/23/19	262	297,030
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	500	496,936

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	$1,000	$1,082,459
KeyBank N.A./Cleveland OH
1.65%, 02/01/18	500	497,617
KeyCorp
2.30%, 12/13/18 (Call 11/13/18)	200	200,291
5.10%, 03/24/21[a]	600	661,134
KfW
0.88%, 09/05/17[a]	4,300	4,296,375
1.13%, 08/06/18	765	762,481
1.50%, 04/20/20[a]	2,800	2,777,557
1.88%, 04/01/19	100	101,547
2.13%, 01/17/23	2,850	2,842,095
2.50%, 11/20/24	1,200	1,210,906
2.63%, 01/25/22	925	957,797
2.75%, 10/01/20	1,300	1,361,568
4.88%, 01/17/17[a]	842	890,736
Series G
4.38%, 03/15/18	1,247	1,349,084
Korea Development Bank (The)
2.25%, 05/18/20	400	396,767
3.50%, 08/22/17[a]	1,000	1,035,776
3.88%, 05/04/17	200	207,348
4.63%, 11/16/21	200	220,155
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	1,950	1,944,058
1.88%, 09/17/18	600	610,880
2.38%, 06/10/25	250	248,606
5.00%, 11/08/16	317	333,401
Lloyds Bank PLC
2.35%, 09/05/19[a]	400	400,119
2.40%, 03/17/20	250	248,482
2.70%, 08/17/20[a]	250	251,943
3.50%, 05/14/25[a]	250	245,924
4.20%, 03/28/17[a]	900	935,652
6.38%, 01/21/21[a]	150	176,710
Manufacturers & Traders Trust Co.
1.45%, 03/07/18 (Call 02/05/18)	750	740,790
2.30%, 01/30/19 (Call 12/30/18)	250	250,461
2.90%, 02/06/25 (Call 01/06/25)	250	236,766

Security	Principal (000s)	Value
Morgan Stanley
2.13%, 04/25/18	$200	$200,628
2.38%, 07/23/19[a]	500	498,754
2.50%, 01/24/19[a]	800	802,789
2.65%, 01/27/20[a]	430	430,134
3.70%, 10/23/24	1,165	1,164,863
4.00%, 07/23/25[a]	305	310,460
4.10%, 05/22/23[a]	200	201,294
4.88%, 11/01/22[a]	800	848,263
5.45%, 01/09/17	600	630,914
5.50%, 07/24/20	200	223,167
5.50%, 07/28/21	350	391,172
5.63%, 09/23/19	200	222,826
5.75%, 10/18/16	473	496,312
5.75%, 01/25/21	950	1,075,665
6.63%, 04/01/18[a]	1,103	1,227,768
7.30%, 05/13/19	512	598,466
Series F
3.88%, 04/29/24[a]	850	860,837
MUFG Union Bank N.A.
2.63%, 09/26/18 (Call 08/26/18)	1,000	1,012,150
National Australia Bank Ltd./New York
2.30%, 07/25/18	250	252,084
2.63%, 07/23/20[a]	500	502,347
National City Corp.
6.88%, 05/15/19	776	889,704
Northern Trust Corp.
3.38%, 08/23/21	100	104,027
3.45%, 11/04/20	50	52,435
Oesterreichische Kontrollbank AG
0.75%, 05/19/17	750	748,695
1.13%, 05/29/18	200	199,463
5.00%, 04/25/17	700	747,182
PNC Bank N.A.
1.30%, 10/03/16 (Call 09/03/16)[c]	750	751,187
1.50%, 02/23/18 (Call 01/24/18)[c]	1,000	991,503
2.30%, 06/01/20 (Call 05/02/20)[c]	500	495,712

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
PNC Financial Services Group Inc. (The)
3.90%, 04/29/24 (Call 03/29/24)[c]	$500	$501,762
PNC Funding Corp.
3.30%, 03/08/22 (Call 02/06/22)[c]	400	404,611
4.38%, 08/11/20[c]	300	324,667
5.63%, 02/01/17[c]	50	52,633
Regions Bank/Birmingham AL
2.25%, 09/14/18 (Call 08/14/18)	500	497,784
Royal Bank of Canada
1.50%, 01/16/18	500	497,652
2.15%, 03/15/19[a]	500	500,131
2.20%, 07/27/18[a]	500	504,891
Royal Bank of Scotland Group PLC
6.40%, 10/21/19[a]	300	334,556
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	500	562,955
6.13%, 01/11/21[a]	300	346,221
Santander Holdings USA Inc./PA
2.65%, 04/17/20 (Call 03/17/20)[a]	150	147,476
4.50%, 07/17/25 (Call 04/17/25)	250	249,205
State Street Corp.
3.55%, 08/18/25	280	282,787
3.70%, 11/20/23	250	256,213
4.38%, 03/07/21	400	436,437
Sumitomo Mitsui Banking Corp.
1.35%, 07/11/17	250	248,170
1.50%, 01/18/18	500	495,566
2.45%, 01/16/20[a]	750	747,144
2.50%, 07/19/18	500	505,809
3.65%, 07/23/25	500	503,252
3.95%, 01/10/24	250	260,458
SunTrust Bank/Atlanta GA
1.35%, 02/15/17 (Call 01/15/17)	250	248,778
7.25%, 03/15/18	262	291,042
SunTrust Banks Inc.
3.50%, 01/20/17 (Call 12/20/16)	100	102,451

Security	Principal (000s)	Value
SVB Financial Group
3.50%, 01/29/25	$100	$95,343
Svenska Handelsbanken AB
2.50%, 01/25/19	650	660,793
2.88%, 04/04/17	250	255,817
Toronto-Dominion Bank (The)
1.13%, 05/02/17	800	797,150
1.40%, 04/30/18[a]	50	49,479
2.13%, 07/02/19	150	149,629
2.38%, 10/19/16	700	711,284
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	500	503,271
2.95%, 07/15/22 (Call 06/15/22)	286	281,595
3.70%, 01/30/24 (Call 12/29/23)	550	567,885
4.13%, 05/24/21 (Call 04/23/21)	100	107,455
Series F
2.20%, 11/15/16 (Call 10/14/16)	200	202,684
3.60%, 09/11/24 (Call 08/11/24)	250	250,552
U.S. Bank N.A./Cincinnati OH
1.35%, 01/26/18 (Call 12/26/17)	350	347,925
2.13%, 10/28/19 (Call 09/28/19)[a]	450	450,222
UBS AG/Stamford CT
1.80%, 03/26/18	250	249,049
2.35%, 03/26/20[a]	250	248,793
2.38%, 08/14/19[a]	750	750,357
5.75%, 04/25/18	1,100	1,205,250
5.88%, 12/20/17	410	446,914
Wachovia Corp.
5.63%, 10/15/16[a]	550	577,095
5.75%, 06/15/17	1,010	1,084,694
5.75%, 02/01/18	450	491,817
Wells Fargo & Co.
1.50%, 01/16/18[a]	2,100	2,090,137
2.13%, 04/22/19	450	449,726
2.15%, 01/15/19	200	200,373
3.00%, 02/19/25[a]	425	408,295

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.30%, 09/09/24[a]	$1,000	$989,898
4.60%, 04/01/21	425	463,311
Series M
3.45%, 02/13/23[a]	700	693,134
Series N
2.15%, 01/30/20[a]	695	687,983
Wells Fargo Bank N.A.
6.00%, 11/15/17	500	545,294
Westpac Banking Corp.
2.00%, 08/14/17	800	809,348
4.88%, 11/19/19	1,725	1,888,498

		165,758,559
BEVERAGES — 0.62%
Anheuser-Busch InBev Finance Inc.
1.25%, 01/17/18	500	496,482
2.15%, 02/01/19[a]	800	804,937
3.70%, 02/01/24	500	509,014
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	450	450,693
2.50%, 07/15/22[a]	450	432,015
5.38%, 01/15/20[a]	400	448,357
7.75%, 01/15/19	500	588,053
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	250	236,070
Coca-Cola Co. (The)
1.65%, 11/01/18	100	100,146
1.80%, 09/01/16	500	505,014
2.45%, 11/01/20[a]	600	604,288
3.20%, 11/01/23[a]	25	25,267
3.30%, 09/01/21	500	518,140
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	500	504,862
Diageo Capital PLC
1.50%, 05/11/17[a]	450	450,288
2.63%, 04/29/23 (Call 01/29/23)	250	237,493
5.75%, 10/23/17	700	759,571
Diageo Investment Corp.
2.88%, 05/11/22	250	243,642

Security	Principal (000s)	Value
Dr Pepper Snapple Group Inc.
3.20%, 11/15/21 (Call 08/15/21)	$300	$300,125
PepsiCo Inc.
1.25%, 08/13/17	375	375,062
2.25%, 01/07/19 (Call 12/07/18)	1,225	1,241,543
2.75%, 03/05/22[a]	200	198,219
2.75%, 04/30/25 (Call 01/30/25)	250	237,676
3.13%, 11/01/20	100	103,294
3.60%, 03/01/24 (Call 12/01/23)	400	409,457
7.90%, 11/01/18	500	591,715

		11,371,423
BIOTECHNOLOGY — 0.30%
Amgen Inc.
2.13%, 05/15/17	500	504,215
2.13%, 05/01/20 (Call 04/01/20)[a]	500	486,775
2.20%, 05/22/19 (Call 04/22/19)[a]	750	743,558
3.88%, 11/15/21 (Call 08/15/21)	400	413,608
4.50%, 03/15/20	400	429,459
5.70%, 02/01/19	212	235,092
Bio-Rad Laboratories Inc.
4.88%, 12/15/20	100	105,877
Biogen Inc.
6.88%, 03/01/18	200	224,953
Celgene Corp.
2.25%, 05/15/19[a]	400	396,585
3.25%, 08/15/22[a]	100	97,856
3.95%, 10/15/20[a]	100	104,515
4.00%, 08/15/23[a]	250	254,243
Gilead Sciences Inc.
2.05%, 04/01/19	200	200,052
3.05%, 12/01/16	300	306,706
3.50%, 02/01/25 (Call 11/01/24)[a]	645	642,446
3.70%, 04/01/24 (Call 01/01/24)	300	303,201

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.50%, 04/01/21 (Call 01/01/21)[a]	$100	$107,895

		5,557,036
BUILDING MATERIALS — 0.03%
CRH America Inc.
8.13%, 07/15/18	100	116,241
Owens Corning
4.20%, 12/01/24 (Call 09/01/24)	400	390,946

		507,187
CHEMICALS — 0.65%
Agrium Inc.
3.15%, 10/01/22 (Call 07/01/22)	150	145,343
3.50%, 06/01/23 (Call 03/01/23)	75	73,100
Air Products & Chemicals Inc.
3.35%, 07/31/24 (Call 04/30/24)	250	248,070
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	300	292,941
2.90%, 11/15/22 (Call 08/15/22)	250	239,724
Albemarle Corp.
3.00%, 12/01/19 (Call 11/01/19)	100	99,830
CF Industries Inc.
7.13%, 05/01/20	350	407,571
Cytec Industries Inc.
3.50%, 04/01/23 (Call 01/01/23)[a]	250	241,076
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)[a]	450	437,134
4.13%, 11/15/21 (Call 08/15/21)[a]	300	311,764
4.25%, 11/15/20 (Call 08/15/20)	300	317,259
5.70%, 05/15/18	200	218,268
8.55%, 05/15/19	400	482,555
Eastman Chemical Co.
2.40%, 06/01/17	200	201,913

Security	Principal (000s)	Value
2.70%, 01/15/20 (Call 12/15/19)	$45	$44,646
3.60%, 08/15/22 (Call 05/15/22)	150	148,622
5.50%, 11/15/19	150	165,691
Ecolab Inc.
3.00%, 12/08/16	600	611,715
EI du Pont de Nemours & Co.
3.63%, 01/15/21[a]	400	417,927
4.25%, 04/01/21	275	294,559
5.75%, 03/15/19	300	336,151
6.00%, 07/15/18	100	111,250
FMC Corp.
4.10%, 02/01/24 (Call 11/01/23)	250	250,846
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)[a]	600	647,577
5.75%, 04/15/24 (Call 01/15/24)[a]	250	279,903
6.00%, 11/15/21 (Call 08/17/21)	400	452,412
Monsanto Co.
1.15%, 06/30/17	1,050	1,041,669
2.13%, 07/15/19[a]	215	213,121
3.38%, 07/15/24 (Call 04/15/24)	85	81,547
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	350	359,554
Potash Corp. of Saskatchewan Inc.
3.00%, 04/01/25 (Call 01/01/25)	300	280,842
3.63%, 03/15/24 (Call 12/15/23)	200	199,634
6.50%, 05/15/19	300	342,865
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	200	197,919
3.60%, 11/15/20	200	207,084
Praxair Inc.
1.05%, 11/07/17	500	494,744
2.20%, 08/15/22 (Call 05/15/22)	100	94,702

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.65%, 02/05/25 (Call 11/05/24)	$45	$43,102
3.00%, 09/01/21	100	100,865
4.05%, 03/15/21	100	106,677
4.50%, 08/15/19	256	277,255
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	250	241,439
Sigma-Aldrich Corp.
3.38%, 11/01/20 (Call 08/01/20)	50	51,214
Valspar Corp. (The)
4.20%, 01/15/22 (Call 10/15/21)	150	154,067

		11,966,147
COMMERCIAL SERVICES — 0.17%
Catholic Health Initiatives
2.95%, 11/01/22	500	485,749
Equifax Inc.
3.30%, 12/15/22 (Call 09/15/22)	200	195,535
MasterCard Inc.
2.00%, 04/01/19[a]	50	50,237
3.38%, 04/01/24	375	379,292
McGraw Hill Financial Inc.
3.30%, 08/14/20 (Call 07/14/20)[a,b]	85	85,832
Moody’s Corp.
4.88%, 02/15/24 (Call 11/15/23)	450	478,908
5.50%, 09/01/20	100	111,321
Princeton University Series A
4.95%, 03/01/19	50	55,244
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	250	250,072
4.25%, 08/15/24 (Call 05/15/24)	100	97,804
Verisk Analytics Inc.
4.00%, 06/15/25[a]	250	244,601
5.80%, 05/01/21	100	111,767
Western Union Co. (The)
3.65%, 08/22/18	40	41,389

Security	Principal (000s)	Value
5.25%, 04/01/20	$516	$558,704

		3,146,455
COMPUTERS — 0.69%
Apple Inc.
1.00%, 05/03/18[a]	650	642,655
1.05%, 05/05/17[a]	600	600,285
1.55%, 02/07/20[a]	300	292,897
2.10%, 05/06/19[a]	600	605,474
2.40%, 05/03/23[a]	650	619,942
2.50%, 02/09/25	500	469,681
2.85%, 05/06/21[a]	500	508,349
3.20%, 05/13/25	190	188,723
3.45%, 05/06/24	355	361,640
Computer Sciences Corp.
4.45%, 09/15/22	50	51,057
6.50%, 03/15/18	450	494,563
EMC Corp./MA
1.88%, 06/01/18	775	770,306
2.65%, 06/01/20[a]	250	247,874
3.38%, 06/01/23 (Call 03/01/23)[a]	350	341,205
Hewlett-Packard Co.
2.60%, 09/15/17	900	909,989
4.05%, 09/15/22	89	90,356
4.30%, 06/01/21	200	207,813
4.65%, 12/09/21[a]	550	579,228
5.50%, 03/01/18	351	379,718
International Business Machines Corp.
1.63%, 05/15/20[a]	500	487,601
1.88%, 08/01/22[a]	100	92,183
2.90%, 11/01/21[a]	1,050	1,064,094
3.38%, 08/01/23	500	500,126
3.63%, 02/12/24[a]	225	227,185
5.70%, 09/14/17	750	815,282
Lexmark International Inc.
5.13%, 03/15/20	50	52,224
NetApp Inc.
2.00%, 12/15/17[a]	250	249,656
3.25%, 12/15/22 (Call 09/15/22)	300	284,042
3.38%, 06/15/21 (Call 04/15/21)	45	44,260

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Seagate HDD Cayman
3.75%, 11/15/18	$275	$283,354
4.75%, 06/01/23[a]	200	194,290

		12,656,052
COSMETICS & PERSONAL CARE — 0.08%
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	200	200,976
2.30%, 05/03/22[a]	400	390,258
2.95%, 11/01/20	150	156,268
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	250	250,213
1.90%, 11/01/19	110	110,121
2.30%, 02/06/22	100	98,812
4.70%, 02/15/19[a]	250	275,134

		1,481,782
DISTRIBUTION & WHOLESALE — 0.05%
Arrow Electronics Inc.
3.50%, 04/01/22 (Call 02/01/22)	55	53,690
4.50%, 03/01/23 (Call 12/01/22)	150	154,867
5.13%, 03/01/21	250	263,862
Ingram Micro Inc.
5.25%, 09/01/17	350	370,484

		842,903
DIVERSIFIED FINANCIAL SERVICES — 1.47%
Air Lease Corp.
2.63%, 09/04/18 (Call 08/04/18)[a]	195	194,173
3.38%, 01/15/19 (Call 12/15/18)	125	125,902
4.25%, 09/15/24 (Call 06/15/24)	325	316,166
5.63%, 04/01/17	250	263,082
Alterra Finance LLC
6.25%, 09/30/20	100	114,234
American Express Co.
1.55%, 05/22/18	500	495,338
2.65%, 12/02/22	357	340,994
6.15%, 08/28/17	250	270,970
6.80%, 09/01/66 (Call 09/01/16)[d]	268	270,680
7.00%, 03/19/18	542	608,715

Security	Principal (000s)	Value
American Express Credit Corp.
2.13%, 03/18/19	$400	$399,493
2.25%, 08/15/19	250	249,133
2.38%, 03/24/17	770	780,477
2.38%, 05/26/20 (Call 04/25/20)	160	158,458
2.80%, 09/19/16	500	508,894
Ameriprise Financial Inc.
4.00%, 10/15/23	360	372,591
5.30%, 03/15/20	150	168,173
Capital One Bank USA N.A.
2.25%, 02/13/19 (Call 01/13/19)	500	494,385
3.38%, 02/15/23	250	238,438
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	80	77,725
3.23%, 09/01/22	262	264,853
4.45%, 07/22/20	25	27,543
CME Group Inc./IL
3.00%, 09/15/22	50	49,371
3.00%, 03/15/25 (Call 12/15/24)	250	240,898
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	70,848
3.85%, 11/21/22	575	559,015
3.95%, 11/06/24 (Call 08/06/24)	200	192,505
Ford Motor Credit Co. LLC
1.68%, 09/08/17	500	495,504
2.38%, 01/16/18[a]	200	200,101
2.60%, 11/04/19	500	491,902
4.25%, 02/03/17	1,000	1,031,506
4.25%, 09/20/22[a]	200	204,635
4.38%, 08/06/23	200	204,352
8.13%, 01/15/20[a]	750	894,748
Franklin Resources Inc.
2.80%, 09/15/22	250	246,830
2.85%, 03/30/25	250	237,826
General Electric Capital Corp.
1.60%, 11/20/17	200	200,254
1.63%, 04/02/18[a]	500	498,394
3.10%, 01/09/23	650	647,820

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.35%, 10/17/16[a]	$50	$51,319
3.45%, 05/15/24 (Call 02/13/24)[a]	100	101,755
4.63%, 01/07/21[a]	50	54,784
4.65%, 10/17/21	700	768,623
5.30%, 02/11/21[a]	1,150	1,294,712
5.40%, 02/15/17	100	105,905
5.63%, 09/15/17[a]	1,600	1,732,326
5.63%, 05/01/18	1,162	1,275,516
6.00%, 08/07/19	1,312	1,496,606
HSBC Finance Corp.
6.68%, 01/15/21	444	515,034
Intercontinental Exchange Inc.
2.50%, 10/15/18	150	151,792
4.00%, 10/15/23	100	103,140
International Lease Finance Corp.
7.13%, 09/01/18[b]	500	552,500
Invesco Finance PLC
3.13%, 11/30/22	50	49,276
4.00%, 01/30/24	250	257,728
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	250	250,458
Jefferies Group LLC
5.13%, 01/20/23	200	200,280
6.88%, 04/15/21	175	195,504
8.50%, 07/15/19[a]	562	667,556
Lazard Group LLC
3.75%, 02/13/25	200	189,282
4.25%, 11/14/20	250	261,354
Legg Mason Inc.
3.95%, 07/15/24	255	256,872
Murray Street Investment Trust I
4.65%, 03/09/17[e]	150	156,404
NASDAQ OMX Group Inc. (The)
4.25%, 06/01/24 (Call 03/01/24)[a]	150	151,051
National Rural Utilities Cooperative Finance Corp.
0.95%, 04/24/17[a]	250	248,613
2.15%, 02/01/19 (Call 01/01/19)	275	275,510
2.30%, 11/15/19 (Call 10/15/19)	200	200,060

Security	Principal (000s)	Value
3.05%, 02/15/22 (Call 11/15/21)	$250	$249,989
3.40%, 11/15/23 (Call 08/15/23)	150	151,030
Nomura Holdings Inc.
2.00%, 09/13/16	700	701,845
6.70%, 03/04/20	225	261,693
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	85	83,390
4.50%, 07/23/25 (Call 04/24/25)	375	371,999
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	250	247,731

		26,838,563
ELECTRIC — 1.43%
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	95	89,988
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	170,938
American Electric Power Co. Inc.
1.65%, 12/15/17 (Call 11/15/17)	300	298,717
2.95%, 12/15/22 (Call 09/15/22)	250	240,416
Arizona Public Service Co.
8.75%, 03/01/19	250	303,532
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	350	349,970
2.40%, 02/01/20 (Call 01/01/20)	30	29,885
3.75%, 11/15/23 (Call 08/15/23)	250	254,635
5.75%, 04/01/18	325	355,510
Black Hills Corp.
4.25%, 11/30/23 (Call 08/30/23)	250	259,422
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	250	239,104

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CMS Energy Corp.
6.25%, 02/01/20	$200	$228,543
6.55%, 07/17/17	150	162,974
Commonwealth Edison Co.
3.10%, 11/01/24 (Call 08/01/24)	100	98,030
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)[a]	250	248,983
5.85%, 04/01/18[a]	271	298,923
6.65%, 04/01/19	175	201,740
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	200	198,412
3.13%, 08/31/24[a]	150	148,304
3.38%, 08/15/23 (Call 05/15/23)	225	228,427
Dominion Resources Inc./VA
1.25%, 03/15/17	325	323,075
2.50%, 12/01/19 (Call 11/01/19)	200	199,658
4.45%, 03/15/21	250	267,156
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	150	156,854
DTE Energy Co.
2.40%, 12/01/19 (Call 11/01/19)	55	54,796
3.30%, 06/15/22 (Call 04/15/22)[b]	400	403,960
Series C
3.50%, 06/01/24 (Call 03/01/24)	100	99,243
Duke Energy Corp.
1.63%, 08/15/17	250	250,401
2.10%, 06/15/18 (Call 05/15/18)	600	604,692
3.05%, 08/15/22 (Call 05/15/22)	100	98,328
3.55%, 09/15/21 (Call 06/15/21)	150	155,228
5.05%, 09/15/19	262	287,912
Duke Energy Florida LLC
4.55%, 04/01/20	45	49,191

Security	Principal (000s)	Value
Duke Energy Indiana Inc.
3.75%, 07/15/20[a]	$225	$237,904
Duke Energy Progress LLC
3.00%, 09/15/21 (Call 06/15/21)	150	152,866
3.25%, 08/15/25 (Call 05/15/25)	220	221,260
Edison International
3.75%, 09/15/17	400	416,434
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)[a]	175	178,832
3.75%, 02/15/21 (Call 11/15/20)	200	209,225
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	200	201,952
4.70%, 01/15/17 (Call 12/15/16)	100	102,848
Entergy Gulf States Louisiana LLC
5.59%, 10/01/24	300	344,615
Entergy Texas Inc.
7.13%, 02/01/19	50	57,718
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	250	249,058
4.25%, 06/15/22 (Call 03/15/22)	300	304,256
5.20%, 10/01/19	1,150	1,251,498
6.20%, 10/01/17	100	108,331
Florida Power & Light Co.
3.25%, 06/01/24 (Call 12/01/23)	150	151,611
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	50	53,759
5.29%, 06/15/22 (Call 03/15/22)[e]	75	81,873
Integrys Energy Group Inc.
4.17%, 11/01/20	50	53,168
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	250	251,424

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	$500	$504,041
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	51,790
LG&E and KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	200	207,868
MidAmerican Energy Co.
2.40%, 03/15/19 (Call 02/15/19)	300	303,565
3.70%, 09/15/23 (Call 06/15/23)	100	103,417
Nevada Power Co.
7.13%, 03/15/19	200	232,673
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17[a]	500	496,954
2.40%, 09/15/19 (Call 08/15/19)	50	49,482
4.50%, 06/01/21 (Call 03/01/21)	100	107,331
6.00%, 03/01/19	256	285,011
6.65%, 06/15/67 (Call 06/15/17)[d]	100	83,500
NiSource Finance Corp.
5.45%, 09/15/20	150	167,868
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	225	214,013
2.20%, 08/15/20 (Call 07/15/20)	220	220,586
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)[a]	250	239,249
Oglethorpe Power Corp.
6.10%, 03/15/19	100	111,608
Ohio Power Co. Series M
5.38%, 10/01/21	300	338,592
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	635	630,732

Security	Principal (000s)	Value
4.10%, 06/01/22 (Call 03/01/22)[a]	$25	$26,085
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	99,513
3.40%, 08/15/24 (Call 05/15/24)	230	228,398
4.25%, 05/15/21 (Call 02/15/21)	100	106,807
8.25%, 10/15/18	600	709,880
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	100	106,451
Portland General Electric Co.
6.10%, 04/15/19	100	112,234
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	200	203,871
PPL Capital Funding Inc.
3.95%, 03/15/24 (Call 12/15/23)	75	76,324
4.20%, 06/15/22 (Call 03/15/22)	100	104,350
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	152,301
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	99,286
4.40%, 01/15/21 (Call 10/15/20)	450	479,441
PSEG Power LLC
2.75%, 09/15/16[a]	100	101,604
4.15%, 09/15/21 (Call 06/15/21)	150	154,184
Public Service Co. of Colorado
2.90%, 05/15/25 (Call 12/15/24)[a]	250	242,737
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	400	407,740

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	$250	$249,567
Public Service Co. of Oklahoma
4.40%, 02/01/21	100	107,248
5.15%, 12/01/19	200	221,729
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	75	71,540
3.15%, 08/15/24 (Call 05/15/24)	250	248,432
Series I
1.80%, 06/01/19 (Call 05/01/19)	200	197,544
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)[b]	500	482,068
San Diego Gas & Electric Co.
1.91%, 02/01/22	186	182,941
3.00%, 08/15/21	200	203,918
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	50,065
4.75%, 05/15/21 (Call 02/15/21)	175	183,190
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	350	374,731
Southern Co. (The)
1.30%, 08/15/17	105	104,213
2.15%, 09/01/19 (Call 08/01/19)	400	393,022
2.75%, 06/15/20 (Call 05/15/20)	300	298,763
Southern Power Co.
1.50%, 06/01/18[a]	250	246,323
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)[a]	200	202,777
6.45%, 01/15/19	162	184,299
System Energy Resources Inc.
4.10%, 04/01/23 (Call 01/01/23)	150	151,412

Security	Principal (000s)	Value
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	$250	$242,594
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)[a]	275	264,316
Tucson Electric Power Co.
5.15%, 11/15/21 (Call 08/15/21)	75	83,638
UIL Holdings Corp.
4.63%, 10/01/20	100	103,581
Union Electric Co.
6.70%, 02/01/19	262	301,135
Virginia Electric & Power Co.
2.75%, 03/15/23 (Call 12/15/22)	50	48,828
2.95%, 01/15/22 (Call 10/15/21)	100	99,994
3.10%, 05/15/25 (Call 02/15/25)	250	245,235
3.45%, 02/15/24 (Call 11/15/23)	250	253,561
5.95%, 09/15/17[a]	200	217,926
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	200	201,680
3.10%, 06/01/25 (Call 03/01/25)	250	246,856

		26,208,191
ELECTRICAL COMPONENTS & EQUIPMENT — 0.05%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)	200	197,655
4.88%, 10/15/19	145	160,068
5.25%, 10/15/18	255	280,834
Legrand France SA
8.50%, 02/15/25	200	268,378

		906,935
ELECTRONICS — 0.27%
Agilent Technologies Inc.
5.00%, 07/15/20	100	109,274
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	397,445

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 02/01/22 (Call 11/01/21)	$50	$50,984
Avnet Inc.
4.88%, 12/01/22	250	261,694
5.88%, 06/15/20	150	165,280
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	185	184,066
Flextronics International Ltd.
4.63%, 02/15/20[a]	250	255,625
4.75%, 06/15/25 (Call 03/15/25)[a,b]	225	215,605
Honeywell International Inc.
3.35%, 12/01/23	250	256,878
5.00%, 02/15/19	175	193,727
5.30%, 03/01/18	262	286,798
Jabil Circuit Inc.
4.70%, 09/15/22	250	250,000
Koninklijke Philips NV
3.75%, 03/15/22	1,100	1,084,233
PerkinElmer Inc.
5.00%, 11/15/21 (Call 08/15/21)	150	162,906
Tech Data Corp.
3.75%, 09/21/17	40	41,002
Thermo Fisher Scientific Inc.
2.40%, 02/01/19	125	124,746
3.15%, 01/15/23 (Call 10/15/22)	50	48,078
3.60%, 08/15/21 (Call 05/15/21)[a]	400	406,365
4.15%, 02/01/24 (Call 11/01/23)	300	305,183
4.50%, 03/01/21[a]	50	53,275

		4,853,164
ENGINEERING & CONSTRUCTION — 0.02%
ABB Finance USA Inc.
2.88%, 05/08/22	250	245,417
Fluor Corp.
3.38%, 09/15/21	200	204,200

		449,617

Security	Principal (000s)	Value
ENVIRONMENTAL CONTROL — 0.12%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	$350	$336,282
3.55%, 06/01/22 (Call 03/01/22)	100	100,978
4.75%, 05/15/23 (Call 02/15/23)[a]	100	108,064
5.00%, 03/01/20[a]	400	437,103
5.25%, 11/15/21	250	277,257
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)[a]	50	49,182
3.50%, 05/15/24 (Call 02/15/24)	250	252,169
4.60%, 03/01/21 (Call 12/01/20)	350	378,049
6.10%, 03/15/18	150	165,336

		2,104,420
FOOD — 0.56%
Campbell Soup Co.
3.05%, 07/15/17	200	204,799
3.30%, 03/19/25 (Call 12/19/24)[a]	250	245,946
ConAgra Foods Inc.
1.90%, 01/25/18[a]	500	495,902
3.25%, 09/15/22[a]	550	516,800
General Mills Inc.
2.20%, 10/21/19	250	248,603
3.65%, 02/15/24 (Call 11/15/23)	250	253,532
5.70%, 02/15/17	200	211,776
Hershey Co. (The)
1.50%, 11/01/16	200	201,060
4.13%, 12/01/20	250	273,184
Ingredion Inc.
4.63%, 11/01/20[a]	50	53,336
JM Smucker Co. (The)
2.50%, 03/15/20[a,b]	75	74,546
3.50%, 03/15/25[a,b]	200	194,749
Kellogg Co.
1.88%, 11/17/16[a]	150	151,048
3.25%, 05/21/18	200	206,360
4.00%, 12/15/20[a]	1,225	1,286,772

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Kraft Foods Group Inc.
2.25%, 06/05/17[a]	$800	$807,715
3.50%, 06/06/22[a]	250	252,228
Kroger Co. (The)
2.20%, 01/15/17	500	504,111
2.95%, 11/01/21 (Call 10/01/21)	200	197,083
4.00%, 02/01/24 (Call 11/01/23)[a]	250	256,114
McCormick & Co. Inc./MD
3.50%, 09/01/23 (Call 06/01/23)	250	257,701
3.90%, 07/15/21 (Call 04/15/21)	200	213,064
Mondelez International Inc.
5.38%, 02/10/20	100	110,938
6.13%, 02/01/18	779	854,380
6.13%, 08/23/18	275	305,925
Sysco Corp.
2.60%, 06/12/22	250	244,636
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)[a]	550	549,967
4.50%, 06/15/22 (Call 03/15/22)	300	315,585
Unilever Capital Corp.
0.85%, 08/02/17	500	496,488
4.25%, 02/10/21	250	272,497

		10,256,845
FOREST PRODUCTS & PAPER — 0.09%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	100	102,750
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	200	201,641
Fibria Overseas Finance Ltd.
5.25%, 05/12/24[a]	250	246,250
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	250	244,446
4.75%, 02/15/22 (Call 11/15/21)	450	481,116

Security	Principal (000s)	Value
7.95%, 06/15/18[a]	$262	$300,584

		1,576,787
GAS — 0.11%
AGL Capital Corp.
3.50%, 09/15/21 (Call 06/15/21)	200	205,903
Atmos Energy Corp.
8.50%, 03/15/19	200	241,211
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)[a]	200	195,337
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	228,436
5.20%, 07/15/25 (Call 04/15/25)	250	244,294
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	25	25,370
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	300	287,391
4.05%, 12/01/23 (Call 09/01/23)	100	102,048
9.80%, 02/15/19	150	185,513
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	250	249,983

		1,965,486
HAND & MACHINE TOOLS — 0.04%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	200	199,509
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	48,885
3.40%, 12/01/21 (Call 09/01/21)	380	389,504

		637,898
HEALTH CARE – PRODUCTS — 0.48%
Baxter International Inc.
1.85%, 01/15/17	100	100,485
4.25%, 03/15/20	200	210,601
4.50%, 08/15/19	200	212,705

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Becton Dickinson and Co.
1.45%, 05/15/17	$30	$29,904
3.13%, 11/08/21	350	343,851
3.25%, 11/12/20	100	100,989
3.73%, 12/15/24 (Call 09/15/24)	730	729,044
3.88%, 05/15/24 (Call 02/15/24)	155	156,379
Boston Scientific Corp.
2.65%, 10/01/18	100	100,731
3.85%, 05/15/25	250	240,731
6.00%, 01/15/20	700	783,528
Covidien International Finance SA
6.00%, 10/15/17	450	490,933
Life Technologies Corp.
6.00%, 03/01/20	450	506,592
Medtronic Inc.
2.50%, 03/15/20	500	501,875
2.75%, 04/01/23 (Call 01/01/23)[a]	500	480,014
3.13%, 03/15/22 (Call 12/15/21)[a]	300	297,786
3.50%, 03/15/25	200	199,177
3.63%, 03/15/24 (Call 12/15/23)[a]	250	254,019
4.13%, 03/15/21 (Call 12/15/20)	400	426,054
4.45%, 03/15/20[a]	400	434,304
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	50	48,351
Stryker Corp.
1.30%, 04/01/18	275	271,184
2.00%, 09/30/16	100	100,865
3.38%, 05/15/24 (Call 02/15/24)[a]	100	99,057
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	1,200	1,188,623
3.15%, 04/01/22 (Call 02/01/22)	250	243,694
3.38%, 11/30/21 (Call 08/30/21)[a]	200	198,688

		8,750,164

Security	Principal (000s)	Value
HEALTH CARE – SERVICES — 0.50%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)[a]	$250	$236,594
3.95%, 09/01/20	100	105,368
4.13%, 06/01/21 (Call 03/01/21)	300	314,785
Anthem Inc.
1.88%, 01/15/18[a]	500	497,378
2.25%, 08/15/19[a]	100	98,166
3.30%, 01/15/23	200	194,860
3.50%, 08/15/24 (Call 05/15/24)	200	193,248
3.70%, 08/15/21 (Call 05/15/21)[a]	275	280,079
4.35%, 08/15/20	100	106,209
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	102,203
4.38%, 12/15/20 (Call 09/15/20)	100	106,423
4.50%, 03/15/21 (Call 12/15/20)	300	320,469
5.13%, 06/15/20	50	54,840
Coventry Health Care Inc.
5.45%, 06/15/21 (Call 03/15/21)	200	221,687
Dignity Health
2.64%, 11/01/19	100	100,568
Humana Inc.
2.63%, 10/01/19	45	44,970
3.15%, 12/01/22 (Call 09/01/22)	243	234,544
3.85%, 10/01/24 (Call 07/01/24)	100	99,232
Laboratory Corp. of America Holdings
2.20%, 08/23/17	550	552,534
3.20%, 02/01/22	100	97,819
3.60%, 02/01/25 (Call 11/01/24)[a]	200	191,476
3.75%, 08/23/22 (Call 05/23/22)	200	201,176
Quest Diagnostics Inc.
2.70%, 04/01/19	250	252,025

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.50%, 03/30/25 (Call 12/30/24)	$185	$174,153
4.70%, 04/01/21	150	160,687
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	250	249,005
1.45%, 07/17/17	1,500	1,500,238
1.90%, 07/16/18	855	857,563
2.70%, 07/15/20	35	35,412
2.88%, 12/15/21	385	383,516
2.88%, 03/15/22 (Call 12/15/21)[a]	200	198,512
2.88%, 03/15/23[a]	300	292,508
3.75%, 07/15/25	115	117,563
4.70%, 02/15/21 (Call 11/15/20)	200	219,694
6.00%, 06/15/17[a]	250	269,402

		9,064,906
HOLDING COMPANIES – DIVERSIFIED — 0.07%
Ares Capital Corp.
3.88%, 01/15/20 (Call 12/15/19)	200	203,422
FS Investment Corp.
4.75%, 05/15/22 (Call 04/15/22)	500	489,199
Leucadia National Corp.
5.50%, 10/18/23 (Call 01/18/23)	365	368,276
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)[a]	200	189,677

		1,250,574
HOME FURNISHINGS — 0.03%
Leggett & Platt Inc.
3.80%, 11/15/24 (Call 08/15/24)	100	100,217
Whirlpool Corp.
1.65%, 11/01/17[a]	120	119,514
4.85%, 06/15/21	250	271,737

		491,468
HOUSEHOLD PRODUCTS & WARES — 0.11%
Avery Dennison Corp.
3.35%, 04/15/23 (Call 01/15/23)	50	48,037

Security	Principal (000s)	Value
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	$250	$249,367
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	98,815
3.80%, 11/15/21	300	314,490
Kimberly-Clark Corp.
1.85%, 03/01/20[a]	70	69,068
1.90%, 05/22/19	310	308,976
3.05%, 08/15/25	250	248,908
6.13%, 08/01/17	256	278,838
Tupperware Brands Corp.
4.75%, 06/01/21 (Call 03/01/21)	300	314,142

		1,930,641
HOUSEWARES — 0.01%
Newell Rubbermaid Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	256,322

		256,322
INSURANCE — 0.87%
ACE INA Holdings Inc.
2.70%, 03/13/23	450	427,744
5.90%, 06/15/19	250	281,865
Aflac Inc.
3.25%, 03/17/25[a]	250	240,609
3.63%, 11/15/24[a]	335	333,790
4.00%, 02/15/22[a]	200	210,204
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[d]	50	50,250
7.45%, 05/16/19	200	236,307
American International Group Inc.
4.88%, 06/01/22	300	326,454
6.40%, 12/15/20	175	205,365
Aon Corp.
5.00%, 09/30/20	200	220,278
Aon PLC
3.50%, 06/14/24 (Call 03/14/24)	600	585,712
Assurant Inc.
2.50%, 03/15/18	100	100,804

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
AXIS Specialty Finance PLC
2.65%, 04/01/19	$25	$24,947
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17[a]	800	804,554
5.40%, 05/15/18[a]	1,550	1,703,041
Berkshire Hathaway Inc.
1.90%, 01/31/17	500	506,716
2.10%, 08/14/19[a]	300	301,223
Chubb Corp. (The)
5.75%, 05/15/18[a]	120	132,016
6.38%, 03/29/67 (Call 04/15/17)[a,d]	250	246,250
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	100	99,115
5.88%, 08/15/20	75	84,704
Fidelity National Financial Inc.
5.50%, 09/01/22	500	530,631
First American Financial Corp.
4.60%, 11/15/24	100	100,958
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	550	607,493
5.38%, 03/15/17	250	264,126
6.30%, 03/15/18	100	110,455
Lincoln National Corp.
3.35%, 03/09/25[a]	75	72,318
4.85%, 06/24/21	100	108,343
8.75%, 07/01/19	400	487,343
Markel Corp.
5.35%, 06/01/21	200	221,390
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	288,864
3.50%, 06/03/24 (Call 03/03/24)	250	246,260
MetLife Inc.
1.76%, 12/15/17[a]	150	150,565
3.00%, 03/01/25[a]	305	291,072
3.05%, 12/15/22	225	221,233
4.75%, 02/08/21	200	219,407
Series D
4.37%, 09/15/23	380	402,866

Security	Principal (000s)	Value
Old Republic International Corp.
4.88%, 10/01/24 (Call 09/01/24)	$100	$103,866
Principal Financial Group Inc.
1.85%, 11/15/17	500	501,167
3.40%, 05/15/25 (Call 02/15/25)	100	97,003
Progressive Corp. (The)
3.75%, 08/23/21	100	106,259
Prudential Financial Inc.
2.35%, 08/15/19	300	299,524
3.50%, 05/15/24[a]	1,100	1,083,624
4.50%, 11/16/21	350	379,685
5.88%, 09/15/42 (Call 09/15/22)[a,d]	300	315,750
Reinsurance Group of America Inc.
5.00%, 06/01/21	200	217,532
Trinity Acquisition PLC
4.63%, 08/15/23[a]	250	255,402
Unum Group
4.00%, 03/15/24	350	358,886
Voya Financial Inc.
5.50%, 07/15/22	250	281,090
Willis Group Holdings PLC
5.75%, 03/15/21	100	110,379
WR Berkley Corp.
4.63%, 03/15/22	200	210,405
XLIT Ltd.
5.75%, 10/01/21	200	226,305

		15,992,149
INTERNET — 0.31%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a,b]	630	618,213
3.13%, 11/28/21 (Call 09/28/21)[a,b]	275	266,068
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	150	142,310
2.60%, 12/05/19 (Call 11/05/19)	500	504,501
3.80%, 12/05/24 (Call 09/05/24)[a]	400	399,962

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Baidu Inc.
2.25%, 11/28/17	$200	$199,557
3.50%, 11/28/22[a]	300	292,645
4.13%, 06/30/25	400	392,810
eBay Inc.
1.35%, 07/15/17	100	98,410
2.60%, 07/15/22 (Call 04/15/22)[a]	350	316,841
3.25%, 10/15/20 (Call 07/15/20)[a]	550	550,195
3.45%, 08/01/24 (Call 05/01/24)[a]	400	373,586
Expedia Inc.
5.95%, 08/15/20	400	440,551
Google Inc.
3.38%, 02/25/24[a]	425	432,987
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	500	499,631
3.95%, 06/15/22 (Call 03/15/22)	200	197,051

		5,725,318
IRON & STEEL — 0.09%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	252,454
4.13%, 09/15/22 (Call 06/15/22)[a]	100	102,830
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (Call 01/15/23)[a]	350	337,904
Vale Overseas Ltd.
4.38%, 01/11/22[a]	575	530,418
4.63%, 09/15/20[a]	400	401,470

		1,625,076
LEISURE TIME — 0.03%
Carnival Corp.
3.95%, 10/15/20[a]	250	262,257
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	250	247,904

		510,161

Security	Principal (000s)	Value
LODGING — 0.11%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$235	$227,457
5.38%, 08/15/21 (Call 05/15/21)	100	111,031
Marriott International Inc./MD
3.00%, 03/01/19 (Call 12/01/18)	150	152,367
3.25%, 09/15/22 (Call 06/15/22)	100	98,937
3.38%, 10/15/20 (Call 07/15/20)	400	410,553
Series N
3.13%, 10/15/21 (Call 07/15/21)	175	174,841
Starwood Hotels & Resorts Worldwide Inc.
3.13%, 02/15/23 (Call 11/15/22)	250	234,458
3.75%, 03/15/25 (Call 12/15/24)[a]	100	96,484
Wyndham Worldwide Corp.
2.95%, 03/01/17 (Call 02/01/17)[a]	50	50,492
3.90%, 03/01/23 (Call 12/01/22)	225	215,780
4.25%, 03/01/22 (Call 12/01/21)	150	146,248

		1,918,648
MACHINERY — 0.38%
Caterpillar Financial Services Corp.
1.25%, 08/18/17[a]	600	598,248
1.63%, 06/01/17	250	251,394
2.00%, 03/05/20	500	493,350
2.25%, 12/01/19[a]	500	499,747
3.30%, 06/09/24	100	99,161
7.15%, 02/15/19	200	232,677
Series G
2.45%, 09/06/18	250	254,581
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	225	218,248

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.90%, 05/27/21	$300	$319,140
5.70%, 08/15/16	293	306,606
Deere & Co.
4.38%, 10/16/19[a]	300	323,839
John Deere Capital Corp.
1.30%, 03/12/18	750	744,951
1.35%, 01/16/18	295	293,885
1.70%, 01/15/20	175	170,925
1.85%, 09/15/16[a]	500	505,206
2.05%, 03/10/20[a]	250	247,411
2.38%, 07/14/20	140	140,144
2.80%, 03/04/21	250	253,293
3.15%, 10/15/21	200	205,247
3.35%, 06/12/24	80	80,172
Joy Global Inc.
5.13%, 10/15/21[a]	250	247,500
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	125	120,985
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	250	244,831

		6,851,541
MANUFACTURING — 0.47%
3M Co.
1.38%, 09/29/16[a]	250	251,697
1.63%, 06/15/19[a]	250	248,928
3.00%, 08/07/25	250	249,974
Airgas Inc.
3.05%, 08/01/20 (Call 07/01/20)	170	170,822
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	250	248,724
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	372,629
Eaton Corp.
1.50%, 11/02/17	500	496,384
2.75%, 11/02/22	250	241,107
General Electric Co.
2.70%, 10/09/22	850	831,052
5.25%, 12/06/17	2,850	3,078,902

Security	Principal (000s)	Value
Illinois Tool Works Inc.
1.95%, 03/01/19	$125	$124,823
3.38%, 09/15/21 (Call 06/15/21)	325	335,066
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	300	310,014
6.88%, 08/15/18	250	280,953
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)[a]	70	68,887
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	200	200,600
Pentair Finance SA
2.65%, 12/01/19	250	246,309
Textron Inc.
3.65%, 03/01/21	450	455,777
4.63%, 09/21/16	100	103,322
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	100	93,744
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)	45	44,995
6.55%, 10/01/17	200	219,158

		8,673,867
MEDIA — 0.92%
21st Century Fox America Inc.
3.00%, 09/15/22	800	772,748
4.00%, 10/01/23	200	203,439
6.90%, 03/01/19	300	342,976
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	550	537,546
3.50%, 01/15/25 (Call 10/15/24)[a]	85	80,546
3.70%, 08/15/24 (Call 05/15/24)	150	144,545
4.63%, 05/15/18	100	106,734
5.75%, 04/15/20	100	112,048

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[b]	$55	$54,893
4.91%, 07/23/25 (Call 04/23/25)[a,b]	330	326,848
Comcast Cable Communications Holdings Inc.
9.46%, 11/15/22[a]	300	411,705
Comcast Corp.
3.13%, 07/15/22[a]	500	502,265
6.30%, 11/15/17	100	110,163
6.50%, 01/15/17[a]	200	214,120
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	50	50,308
3.80%, 03/15/22[a]	250	246,988
3.95%, 01/15/25 (Call 10/15/24)[a]	300	290,583
4.45%, 04/01/24 (Call 01/01/24)	500	506,923
5.00%, 03/01/21[a]	700	748,788
Discovery Communications LLC
3.30%, 05/15/22	350	341,719
4.38%, 06/15/21	200	207,578
NBCUniversal Media LLC
2.88%, 01/15/23[a]	950	929,169
5.15%, 04/30/20[a]	475	531,357
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 03/15/20)	250	246,215
3.90%, 11/15/24 (Call 08/15/24)	250	244,851
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	400	392,442
6.50%, 07/15/18	300	335,684
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)[a]	200	201,109
4.13%, 02/15/21 (Call 11/15/20)[a]	300	306,106
5.00%, 02/01/20[a]	450	481,339
5.85%, 05/01/17	411	435,117
6.75%, 07/01/18	925	1,025,082

Security	Principal (000s)	Value
Time Warner Inc.
3.40%, 06/15/22	$250	$247,433
3.55%, 06/01/24 (Call 03/01/24)[a]	450	438,364
3.60%, 07/15/25 (Call 04/15/25)[a]	200	193,492
4.00%, 01/15/22	600	616,255
4.05%, 12/15/23	300	304,400
4.70%, 01/15/21[a]	50	53,821
4.88%, 03/15/20	550	599,738
Viacom Inc.
2.20%, 04/01/19[a]	350	341,806
3.13%, 06/15/22 (Call 03/15/22)[a]	1,025	947,774
3.50%, 04/01/17	150	153,154
3.88%, 12/15/21	100	97,717
3.88%, 04/01/24 (Call 01/01/24)[a]	100	92,678
4.25%, 09/01/23 (Call 06/01/23)[a]	275	263,795
Walt Disney Co. (The)
1.13%, 02/15/17[a]	500	500,964
1.85%, 05/30/19[a]	200	199,694
2.55%, 02/15/22[a]	250	246,170

		16,739,189
METAL FABRICATE & HARDWARE — 0.04%
Precision Castparts Corp.
1.25%, 01/15/18	200	198,319
3.25%, 06/15/25 (Call 03/15/25)	450	440,687

		639,006
MINING — 0.45%
Barrick Gold Corp.
3.85%, 04/01/22	800	708,306
6.95%, 04/01/19[a]	425	474,839
Barrick North America Finance LLC
6.80%, 09/15/18	100	109,729
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	400	401,072
2.88%, 02/24/22[a]	400	385,590
3.25%, 11/21/21	450	448,926
3.85%, 09/30/23[a]	50	50,619
6.50%, 04/01/19	50	57,012

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Freeport-McMoRan Inc.
2.15%, 03/01/17	$500	$476,250
2.38%, 03/15/18[a]	400	360,000
3.10%, 03/15/20[a]	300	257,250
3.55%, 03/01/22 (Call 12/01/21)[a]	400	308,000
3.88%, 03/15/23 (Call 12/15/22)	250	191,250
4.55%, 11/14/24 (Call 08/14/24)[a]	400	310,000
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)[a]	450	406,158
Rio Tinto Finance USA Ltd.
3.75%, 09/20/21	50	50,834
3.75%, 06/15/25 (Call 03/15/25)[a]	250	241,990
4.13%, 05/20/21[a]	150	157,256
6.50%, 07/15/18	450	501,529
9.00%, 05/01/19	225	275,107
Rio Tinto Finance USA PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	500	496,475
2.25%, 12/14/18 (Call 11/14/18)	600	597,118
Southern Copper Corp.
3.50%, 11/08/22	500	475,785
Teck Resources Ltd.
3.00%, 03/01/19[a]	200	164,000
3.75%, 02/01/23 (Call 11/01/22)[a]	250	186,250
3.85%, 08/15/17	50	46,375
4.75%, 01/15/22 (Call 10/15/21)[a]	130	102,700

		8,240,420
OFFICE & BUSINESS EQUIPMENT — 0.07%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)[a]	250	250,244
Xerox Corp.
2.75%, 09/01/20	200	192,888
3.50%, 08/20/20	250	250,653
4.50%, 05/15/21	425	438,082

Security	Principal (000s)	Value
5.63%, 12/15/19[a]	$150	$164,511

		1,296,378
OIL & GAS — 2.54%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)[a]	200	193,283
5.95%, 09/15/16	306	319,848
6.38%, 09/15/17	500	540,442
Apache Corp.
1.75%, 04/15/17	250	254,225
2.63%, 01/15/23 (Call 10/15/22)	100	92,193
3.63%, 02/01/21 (Call 11/01/20)[a]	300	306,143
BP Capital Markets PLC
1.67%, 02/13/18	100	99,813
1.85%, 05/05/17[a]	250	251,462
2.24%, 09/26/18	350	352,472
2.24%, 05/10/19	1,750	1,752,743
2.75%, 05/10/23[a]	200	189,942
3.54%, 11/04/24	250	246,403
3.56%, 11/01/21	200	205,562
3.99%, 09/26/23[a]	500	513,642
4.74%, 03/11/21	400	436,052
4.75%, 03/10/19	150	163,212
British Transco Finance Inc.
6.63%, 06/01/18	250	282,918
Canadian Natural Resources Ltd.
3.80%, 04/15/24 (Call 01/15/24)[a]	150	138,992
3.90%, 02/01/25 (Call 11/01/24)[a]	125	115,202
5.90%, 02/01/18	225	240,353
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	250	227,798
Chevron Corp.
1.10%, 12/05/17 (Call 11/05/17)[a]	1,100	1,089,347
1.72%, 06/24/18 (Call 05/24/18)[a]	825	826,437
1.96%, 03/03/20 (Call 02/03/20)	100	98,717

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.36%, 12/05/22 (Call 09/05/22)[a]	$750	$713,852
2.41%, 03/03/22 (Call 01/03/22)	145	140,797
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	300	289,895
CNOOC Finance 2013 Ltd.
1.75%, 05/09/18	450	444,258
3.00%, 05/09/23	500	467,449
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	650	655,551
ConocoPhillips
5.20%, 05/15/18	300	326,374
5.75%, 02/01/19	300	336,313
6.00%, 01/15/20	300	343,997
ConocoPhillips Co.
1.05%, 12/15/17 (Call 11/15/17)	250	246,803
2.20%, 05/15/20 (Call 04/15/20)[a]	90	89,035
2.40%, 12/15/22 (Call 09/15/22)	325	301,152
3.35%, 11/15/24 (Call 08/15/24)[a]	325	313,690
3.35%, 05/15/25 (Call 02/15/25)	200	192,412
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	75	62,973
4.50%, 04/15/23 (Call 01/15/23)[a]	500	448,922
5.00%, 09/15/22 (Call 03/15/17)	150	135,375
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	300	305,414
6.30%, 01/15/19	450	501,986
Diamond Offshore Drilling Inc.
3.45%, 11/01/23 (Call 08/01/23)[a]	200	179,400
Ecopetrol SA
4.13%, 01/16/25	150	133,125
4.25%, 09/18/18	650	669,825

Security	Principal (000s)	Value
7.63%, 07/23/19[a]	$550	$632,500
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)[a]	200	185,422
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)[a]	250	212,995
4.70%, 03/15/21[a]	350	319,824
5.20%, 03/15/25 (Call 12/15/24)[a]	65	57,781
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	75	75,184
4.10%, 02/01/21	500	533,949
EQT Corp.
4.88%, 11/15/21	300	311,905
Exxon Mobil Corp.
1.31%, 03/06/18[a]	1,000	996,375
1.82%, 03/15/19 (Call 02/15/19)[a]	150	150,135
2.71%, 03/06/25 (Call 12/06/24)[a]	750	724,126
3.18%, 03/15/24 (Call 12/15/23)	250	252,825
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.50%, 11/15/20 (Call 11/15/15)	45	41,400
6.63%, 05/01/21 (Call 05/01/16)[a]	101	90,900
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)[a]	145	135,992
8.13%, 02/15/19	75	87,547
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	93,386
6.15%, 06/15/19	100	110,096
7.25%, 12/15/19	600	686,472
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)[a]	100	90,247
3.85%, 06/01/25 (Call 03/01/25)	250	227,093

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.00%, 10/01/17	$494	$528,965
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	115	110,059
5.13%, 03/01/21[a]	250	272,224
Murphy Oil Corp.
2.50%, 12/01/17	500	490,411
Nabors Industries Inc.
5.00%, 09/15/20[a]	300	299,701
9.25%, 01/15/19[a]	400	457,826
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	500	497,453
Noble Holding International Ltd.
4.63%, 03/01/21[a]	400	345,650
4.90%, 08/01/20[a]	200	181,821
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	150	150,664
2.70%, 02/15/23 (Call 11/15/22)	100	95,099
3.50%, 06/15/25 (Call 03/15/25)[a]	750	740,722
Series 1
4.10%, 02/01/21 (Call 11/01/20)	300	318,759
Petrobras Global Finance BV
3.00%, 01/15/19	600	521,725
4.38%, 05/20/23	1,000	784,217
5.38%, 01/27/21	500	440,416
5.88%, 03/01/18	1,200	1,170,794
6.25%, 03/17/24[a]	750	650,924
7.88%, 03/15/19[a]	262	263,833
Petroleos Mexicanos
3.50%, 07/23/20[b]	500	494,375
3.50%, 01/30/23[a]	475	439,969
4.88%, 01/24/22[a]	625	635,156
4.88%, 01/18/24[a]	350	349,125
5.50%, 01/21/21[a]	400	427,500
5.75%, 03/01/18	900	966,375
8.00%, 05/03/19[a]	650	748,312
Phillips 66
2.95%, 05/01/17	200	204,450
4.30%, 04/01/22[a]	400	415,058

Security	Principal (000s)	Value
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	$250	$244,089
Rowan Companies Inc.
4.75%, 01/15/24 (Call 10/15/23)[a]	75	63,584
5.00%, 09/01/17	200	199,000
Shell International Finance BV
2.00%, 11/15/18	50	50,151
2.13%, 05/11/20[a]	600	594,231
2.38%, 08/21/22[a]	500	475,878
3.25%, 05/11/25	455	446,397
3.40%, 08/12/23[a]	100	100,338
4.30%, 09/22/19	1,026	1,108,698
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)[a]	200	181,192
4.95%, 01/23/25 (Call 10/23/24)[a]	300	275,564
Statoil ASA
1.15%, 05/15/18[a]	100	98,336
2.45%, 01/17/23	500	473,904
3.25%, 11/10/24	750	735,284
5.25%, 04/15/19	725	803,109
6.70%, 01/15/18	300	334,705
Suncor Energy Inc.
6.10%, 06/01/18	450	496,535
Sunoco Inc.
5.75%, 01/15/17	200	209,500
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	100	94,619
Total Capital Canada Ltd.
1.45%, 01/15/18[a]	200	199,385
Total Capital International SA
1.55%, 06/28/17[a]	500	502,323
2.10%, 06/19/19[a]	50	50,050
2.70%, 01/25/23	150	143,644
2.88%, 02/17/22	250	245,992
3.75%, 04/10/24[a]	300	304,831
Total Capital SA
2.13%, 08/10/18	1,270	1,280,590
4.13%, 01/28/21[a]	200	214,538

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Valero Energy Corp.
6.13%, 02/01/20	$450	$505,926
9.38%, 03/15/19[a]	300	365,534
XTO Energy Inc.
5.50%, 06/15/18	250	276,106
6.50%, 12/15/18	150	172,139

		46,499,708
OIL & GAS SERVICES — 0.16%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	650	646,777
Cameron International Corp.
4.50%, 06/01/21 (Call 03/01/21)[a]	350	368,406
FMC Technologies Inc.
3.45%, 10/01/22 (Call 07/01/22)	95	88,451
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	350	352,034
3.50%, 08/01/23 (Call 05/01/23)	125	123,286
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	250	227,398
SESI LLC
6.38%, 05/01/19 (Call 10/01/15)	300	298,500
Weatherford International LLC
6.35%, 06/15/17	268	273,360
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	500	425,000
5.13%, 09/15/20[a]	150	134,250

		2,937,462
PACKAGING & CONTAINERS — 0.03%
Bemis Co. Inc.
4.50%, 10/15/21 (Call 07/15/21)	50	52,927
Packaging Corp. of America
4.50%, 11/01/23 (Call 08/01/23)[a]	400	416,180

Security	Principal (000s)	Value
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	$15	$15,784

		484,891
PHARMACEUTICALS — 1.45%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[a]	160	153,908
5.13%, 04/01/19	338	372,591
AbbVie Inc.
1.75%, 11/06/17	945	943,157
2.50%, 05/14/20 (Call 04/14/20)	300	296,548
2.90%, 11/06/22[a]	933	897,639
3.60%, 05/14/25 (Call 02/14/25)[a]	675	662,432
Actavis Funding SCS
1.30%, 06/15/17	100	98,617
3.00%, 03/12/20 (Call 02/12/20)[a]	1,360	1,347,349
3.80%, 03/15/25 (Call 12/15/24)	110	106,141
Actavis Inc.
3.25%, 10/01/22 (Call 07/01/22)	600	574,217
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)[a]	1,150	1,060,858
3.38%, 09/15/20[a]	1,050	1,049,161
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	100	96,415
3.40%, 05/15/24 (Call 02/15/24)	300	295,515
AstraZeneca PLC
5.90%, 09/15/17	700	762,780
Baxalta Inc.
2.00%, 06/22/18[b]	35	34,808
2.88%, 06/23/20 (Call 05/23/20)[a,b]	110	108,694
4.00%, 06/23/25 (Call 03/23/25)[a,b]	100	98,788

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Bristol-Myers Squibb Co.
2.00%, 08/01/22[a]	$100	$94,691
3.25%, 11/01/23[a]	250	253,564
Cardinal Health Inc.
1.95%, 06/15/18	355	354,208
3.20%, 06/15/22[a]	100	97,600
3.50%, 11/15/24 (Call 08/15/24)[a]	250	245,142
Eli Lilly & Co.
1.25%, 03/01/18[a]	40	39,782
1.95%, 03/15/19	250	250,407
Express Scripts Holding Co.
2.25%, 06/15/19[a]	200	197,186
3.50%, 06/15/24 (Call 03/15/24)	450	433,411
3.90%, 02/15/22	100	101,132
4.75%, 11/15/21	200	213,342
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18[a]	2,158	2,383,473
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	250	250,950
2.85%, 05/08/22	250	246,974
Johnson & Johnson
3.38%, 12/05/23[a]	250	259,573
3.55%, 05/15/21	200	212,606
5.55%, 08/15/17[a]	455	492,758
McKesson Corp.
1.40%, 03/15/18[a]	1,400	1,379,222
2.70%, 12/15/22 (Call 09/15/22)	425	404,572
2.85%, 03/15/23 (Call 12/15/22)	250	238,494
4.75%, 03/01/21 (Call 12/01/20)	100	107,981
5.70%, 03/01/17	336	356,125
Medco Health Solutions Inc.
7.13%, 03/15/18	592	661,231
Merck & Co. Inc.
1.85%, 02/10/20[a]	180	178,689
2.75%, 02/10/25 (Call 11/10/24)[a]	500	479,766
2.80%, 05/18/23	800	783,567
Mylan Inc.
2.60%, 06/24/18	500	497,270

Security	Principal (000s)	Value
Novartis Capital Corp.
2.40%, 09/21/22	$250	$242,057
3.40%, 05/06/24[a]	550	560,310
Novartis Securities Investment Ltd.
5.13%, 02/10/19	612	678,696
Perrigo Co. PLC
4.00%, 11/15/23 (Call 08/15/23)[a]	200	196,542
Pfizer Inc.
1.50%, 06/15/18	400	398,885
3.40%, 05/15/24[a]	250	249,971
6.20%, 03/15/19[a]	1,979	2,247,639
Sanofi
1.25%, 04/10/18[a]	100	99,027
4.00%, 03/29/21	200	213,139
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	200	201,900
2.95%, 12/18/22[a]	250	234,259
Series 2
3.65%, 11/10/21[a]	300	297,654
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20[a]	500	480,204
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)[a]	250	234,216

		26,507,833
PIPELINES — 0.88%
Boardwalk Pipelines Partners LP
3.38%, 02/01/23 (Call 11/01/22)	250	217,977
Buckeye Partners LP
2.65%, 11/15/18 (Call 10/15/18)	250	240,279
4.15%, 07/01/23 (Call 04/01/23)	200	186,604
4.35%, 10/15/24 (Call 07/15/24)	250	232,108
4.88%, 02/01/21 (Call 11/01/20)	150	151,248

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	$200	$215,208
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	330	331,827
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	165	147,572
Energy Transfer Partners LP
4.65%, 06/01/21 (Call 03/01/21)	400	403,041
5.20%, 02/01/22 (Call 11/01/21)	1,250	1,266,382
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	200	184,063
4.40%, 04/01/24 (Call 01/01/24)[a]	200	190,344
Enterprise Products Operating LLC
1.65%, 05/07/18[a]	180	178,117
2.55%, 10/15/19 (Call 09/15/19)	195	193,546
3.35%, 03/15/23 (Call 12/15/22)	750	711,439
6.50%, 01/31/19	800	902,887
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	250	223,511
3.95%, 09/01/22 (Call 06/01/22)[a]	150	140,110
4.15%, 03/01/22[a]	200	190,120
4.25%, 09/01/24 (Call 06/01/24)	110	101,586
4.30%, 05/01/24 (Call 02/01/24)	100	92,912
5.00%, 10/01/21 (Call 07/01/21)	100	101,557
5.95%, 02/15/18	400	426,725
6.50%, 04/01/20	250	276,013
6.85%, 02/15/20	250	279,434
Kinder Morgan Inc./DE
2.00%, 12/01/17	750	737,132

Security	Principal (000s)	Value
3.05%, 12/01/19 (Call 11/01/19)[a]	$685	$670,459
Magellan Midstream Partners LP
4.25%, 02/01/21	300	308,883
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)[a]	250	248,192
4.90%, 03/15/25 (Call 12/15/24)	250	233,668
5.00%, 09/15/23 (Call 06/15/23)[a]	250	241,943
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	350	339,010
3.85%, 10/15/23 (Call 07/15/23)	250	240,336
5.75%, 01/15/20	50	54,222
8.75%, 05/01/19	275	323,300
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	250	221,385
8.00%, 10/01/19	100	117,012
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)[a]	400	370,687
4.60%, 06/15/21 (Call 03/15/21)	100	103,748
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	89,670
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	250	238,242
4.65%, 06/15/21 (Call 03/15/21)	50	50,997
TransCanada PipeLines Ltd.
1.88%, 01/12/18	65	65,033
2.50%, 08/01/22[a]	500	466,550
6.50%, 08/15/18	450	505,039
Western Gas Partners LP
2.60%, 08/15/18 (Call 07/15/18)	75	74,467

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 07/01/22 (Call 04/01/22)	$200	$195,878
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	450	390,230
4.55%, 06/24/24 (Call 03/24/24)[a]	200	179,075
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	250	230,153
3.90%, 01/15/25 (Call 10/15/24)[a]	400	358,456
5.25%, 03/15/20	675	722,933
Williams Partners LP/ACMP Finance Corp.
4.88%, 03/15/24 (Call 03/15/19)	800	748,000

		16,109,310
REAL ESTATE — 0.02%
CBRE Services Inc.
5.25%, 03/15/25 (Call 12/15/24)	200	203,669
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	150	148,321

		351,990
REAL ESTATE INVESTMENT TRUSTS — 1.02%
American Tower Corp.
3.40%, 02/15/19[a]	100	101,823
3.50%, 01/31/23	125	120,235
4.50%, 01/15/18	200	209,849
4.70%, 03/15/22[a]	600	622,161
5.00%, 02/15/24	150	157,038
5.05%, 09/01/20[a]	250	270,108
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	242,991
3.50%, 11/15/24 (Call 08/15/24)	250	245,716
3.95%, 01/15/21 (Call 10/15/20)	50	52,211
BioMed Realty LP
4.25%, 07/15/22 (Call 04/15/22)	400	406,908

Security	Principal (000s)	Value
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	$250	$261,974
4.13%, 05/15/21 (Call 02/15/21)	400	421,620
5.88%, 10/15/19 (Call 07/17/19)	600	679,334
Brandywine Operating Partnership LP
3.95%, 02/15/23 (Call 11/15/22)	200	194,315
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	47,465
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	250	254,881
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	500	491,225
CubeSmart LP
4.38%, 12/15/23 (Call 09/15/23)	150	155,387
DDR Corp.
3.38%, 05/15/23 (Call 02/15/23)	300	283,438
4.63%, 07/15/22 (Call 04/15/22)	400	416,283
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	68	66,230
5.25%, 03/15/21 (Call 12/15/20)	250	271,692
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	250,059
4.38%, 06/15/22 (Call 03/15/22)	250	258,675
EPR Properties
7.75%, 07/15/20	150	176,175
Equity Commonwealth
5.88%, 09/15/20 (Call 03/15/20)	300	326,477

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
ERP Operating LP
3.00%, 04/15/23 (Call 01/15/23)[a]	$200	$192,432
Essex Portfolio LP
3.88%, 05/01/24 (Call 02/01/24)	350	346,780
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)[a]	300	287,329
3.75%, 02/01/19 (Call 11/01/18)	300	310,498
3.88%, 08/15/24 (Call 05/15/24)	50	48,357
4.00%, 06/01/25 (Call 03/01/25)	100	97,073
4.25%, 11/15/23 (Call 08/15/23)[a]	400	399,431
5.38%, 02/01/21 (Call 11/03/20)[a]	25	27,396
6.70%, 01/30/18	325	358,364
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	300	316,367
4.50%, 01/15/24 (Call 10/15/23)	250	255,616
4.70%, 09/15/17	50	52,723
4.95%, 01/15/21 (Call 10/15/20)	100	108,246
5.25%, 01/15/22 (Call 10/15/21)	450	488,644
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	400	414,465
Host Hotels & Resorts LP Series D
3.75%, 10/15/23 (Call 07/15/23)	225	216,567
Kilroy Realty LP
4.80%, 07/15/18 (Call 05/15/18)	250	264,601
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	250	238,413

Security	Principal (000s)	Value
3.20%, 05/01/21 (Call 03/01/21)	$100	$99,939
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	255,168
4.75%, 10/01/20 (Call 07/01/20)	250	268,479
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	300	265,720
4.50%, 04/18/22 (Call 01/18/22)	150	147,037
Mid-America Apartments LP
4.30%, 10/15/23 (Call 07/15/23)	200	206,048
National Retail Properties Inc.
5.50%, 07/15/21 (Call 04/15/21)	100	111,520
Omega Healthcare Investors Inc.
4.95%, 04/01/24 (Call 01/01/24)[a]	250	255,984
Prologis LP
4.25%, 08/15/23 (Call 05/15/23)[a]	250	255,763
4.50%, 08/15/17	300	315,249
6.88%, 03/15/20 (Call 12/16/19)	100	115,012
Rayonier Inc.
3.75%, 04/01/22 (Call 01/01/22)	400	395,367
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	300	289,397
3.88%, 07/15/24 (Call 04/15/24)	450	447,443
4.65%, 08/01/23 (Call 05/01/23)	250	261,127
Retail Opportunity Investments Partnership LP
5.00%, 12/15/23 (Call 09/15/23)	100	104,706
Senior Housing Properties Trust
3.25%, 05/01/19 (Call 02/01/19)	400	400,101

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	$100	$101,159
2.20%, 02/01/19 (Call 11/01/18)	50	50,287
2.75%, 02/01/23 (Call 11/01/22)	300	285,957
3.75%, 02/01/24 (Call 11/01/23)	250	253,501
4.38%, 03/01/21 (Call 12/01/20)	350	376,006
5.65%, 02/01/20 (Call 11/01/19)	450	506,866
6.13%, 05/30/18	200	222,494
UDR Inc.
3.75%, 07/01/24 (Call 04/01/24)	85	84,358
Ventas Realty LP/Ventas Capital Corp.
2.00%, 02/15/18 (Call 01/15/18)	100	99,995
2.70%, 04/01/20 (Call 01/01/20)	70	69,277
4.25%, 03/01/22 (Call 12/01/21)	310	319,430
4.75%, 06/01/21 (Call 03/01/21)	150	160,762
Vornado Realty LP
5.00%, 01/15/22 (Call 10/15/21)	350	372,730
Weyerhaeuser Co.
4.63%, 09/15/23	100	105,660
7.38%, 10/01/19	100	117,061

		18,727,175
RETAIL — 0.94%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	52,310
4.50%, 12/01/23 (Call 09/01/23)	200	208,161
5.75%, 05/01/20	300	332,325
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	165	158,370

Security	Principal (000s)	Value
3.70%, 04/15/22 (Call 01/15/22)	$450	$460,242
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	50	48,513
Costco Wholesale Corp.
1.13%, 12/15/17	120	119,202
1.70%, 12/15/19	250	245,894
2.25%, 02/15/22[a]	170	164,383
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)[a]	100	100,029
2.75%, 12/01/22 (Call 09/01/22)	100	96,470
2.80%, 07/20/20 (Call 06/20/20)	500	504,211
3.38%, 08/12/24 (Call 05/12/24)[a]	250	246,648
3.88%, 07/20/25 (Call 04/20/25)	500	511,069
4.00%, 12/05/23 (Call 09/05/23)	250	260,064
4.13%, 05/15/21 (Call 02/15/21)	450	477,812
5.75%, 06/01/17	355	380,690
Darden Restaurants Inc.
6.45%, 10/15/17	150	161,066
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)[a]	150	142,408
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	300	331,156
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	100	101,767
2.63%, 06/01/22 (Call 05/01/22)	375	367,961
3.75%, 02/15/24 (Call 11/15/23)[a]	650	677,489
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)[a]	100	102,424

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.25%, 07/17/25 (Call 04/17/25)	$175	$170,159
4.75%, 12/15/23 (Call 09/15/23)	250	260,142
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)[a]	550	553,795
3.80%, 11/15/21 (Call 08/15/21)[a]	200	209,644
Macy’s Retail Holdings Inc.
3.63%, 06/01/24 (Call 03/01/24)[a]	100	95,814
3.88%, 01/15/22 (Call 10/15/21)[a]	600	607,313
5.90%, 12/01/16	300	316,350
McDonald’s Corp.
1.88%, 05/29/19[a]	50	49,344
2.63%, 01/15/22[a]	100	96,982
3.25%, 06/10/24	100	98,485
5.35%, 03/01/18	773	839,743
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	200	211,334
O’Reilly Automotive Inc.
3.85%, 06/15/23 (Call 03/15/23)	250	253,250
4.63%, 09/15/21 (Call 06/15/21)	100	107,521
QVC Inc.
3.13%, 04/01/19	75	74,203
4.38%, 03/15/23	100	95,803
5.13%, 07/02/22	500	504,957
Staples Inc.
4.38%, 01/12/23 (Call 10/12/22)[a]	200	195,970
Starbucks Corp.
2.00%, 12/05/18 (Call 11/05/18)	250	252,291
2.70%, 06/15/22 (Call 04/15/22)	250	249,176
Target Corp.
3.88%, 07/15/20	500	535,086
6.00%, 01/15/18	1,373	1,518,052

Security	Principal (000s)	Value
TJX Companies Inc. (The)
2.50%, 05/15/23 (Call 02/15/23)[a]	$125	$119,055
Wal-Mart Stores Inc.
1.13%, 04/11/18[a]	800	795,346
1.95%, 12/15/18[a]	100	101,044
3.25%, 10/25/20[a]	650	681,037
3.30%, 04/22/24 (Call 01/22/24)[a]	350	352,787
3.63%, 07/08/20[a]	50	53,328
5.38%, 04/05/17	400	427,139
Walgreen Co.
3.10%, 09/15/22	100	96,605
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)[a]	100	100,302
3.80%, 11/18/24 (Call 08/18/24)[a]	670	649,612
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)[a]	200	198,250
6.25%, 03/15/18[a]	67	73,277

		17,193,860
SAVINGS & LOANS — 0.03%
First Niagara Financial Group Inc.
6.75%, 03/19/20	100	110,275
People’s United Financial Inc.
3.65%, 12/06/22 (Call 09/06/22)	117	115,517
Santander Holdings USA Inc./PA
3.45%, 08/27/18 (Call 07/27/18)	250	256,249

		482,041
SEMICONDUCTORS — 0.31%
Altera Corp.
2.50%, 11/15/18	500	506,902
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	168,190
Applied Materials Inc.
4.30%, 06/15/21	150	159,203
Broadcom Corp.
2.70%, 11/01/18	300	304,537

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
3.50%, 08/01/24 (Call 05/01/24)[a]	$200	$195,774
Intel Corp.
1.95%, 10/01/16	350	353,985
3.30%, 10/01/21	850	871,587
3.70%, 07/29/25 (Call 04/29/25)	1,000	1,010,462
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)[a]	400	399,635
Lam Research Corp.
3.80%, 03/15/25 (Call 12/15/24)	100	94,610
QUALCOMM Inc.
1.40%, 05/18/18[a]	205	202,823
2.25%, 05/20/20[a]	130	128,319
3.45%, 05/20/25 (Call 02/20/25)[a]	250	233,610
Texas Instruments Inc.
1.00%, 05/01/18	300	295,609
1.65%, 08/03/19	300	295,586
1.75%, 05/01/20 (Call 04/01/20)	250	244,575
2.75%, 03/12/21 (Call 02/12/21)	75	75,484
Xilinx Inc.
2.13%, 03/15/19	100	99,367
3.00%, 03/15/21[a]	100	100,547

		5,740,805
SOFTWARE — 0.50%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	300	288,161
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	195	194,601
CA Inc.
4.50%, 08/15/23 (Call 05/15/23)[a]	270	274,383
Dun & Bradstreet Corp. (The)
4.38%, 12/01/22 (Call 09/01/22)[a]	400	393,245

Security	Principal (000s)	Value
Fidelity National Information Services Inc.
1.45%, 06/05/17	$200	$196,770
3.50%, 04/15/23 (Call 01/15/23)	250	232,461
Fiserv Inc.
4.75%, 06/15/21	250	269,056
Intuit Inc.
5.75%, 03/15/17	150	158,855
Microsoft Corp.
1.63%, 12/06/18[a]	500	502,101
2.13%, 11/15/22[a]	100	95,868
2.70%, 02/12/25 (Call 11/12/24)[a]	225	216,404
3.63%, 12/15/23 (Call 09/15/23)[a]	800	831,929
4.20%, 06/01/19[a]	1,200	1,303,402
Oracle Corp.
1.20%, 10/15/17[a]	1,400	1,394,415
2.25%, 10/08/19[a]	250	251,443
2.50%, 05/15/22 (Call 03/15/22)[a]	1,100	1,069,193
2.50%, 10/15/22	400	382,259
2.95%, 05/15/25 (Call 02/15/25)[a]	200	191,787
3.63%, 07/15/23[a]	300	307,728
3.88%, 07/15/20	400	427,688
5.75%, 04/15/18	200	221,160

		9,202,909
TELECOMMUNICATIONS — 1.18%
America Movil SAB de CV
2.38%, 09/08/16	200	201,903
5.00%, 03/30/20[a]	675	743,531
5.63%, 11/15/17[a]	150	162,479
AT&T Inc.
1.40%, 12/01/17	600	594,187
2.30%, 03/11/19	1,450	1,449,401
3.00%, 02/15/22	675	653,701
3.40%, 05/15/25 (Call 02/15/25)	250	237,419
3.90%, 03/11/24 (Call 12/11/23)[a]	700	703,906
4.45%, 05/15/21	200	212,268

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
5.50%, 02/01/18	$750	$810,646
British Telecommunications PLC
2.35%, 02/14/19	250	249,240
5.95%, 01/15/18[a]	150	164,197
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200	196,721
Cisco Systems Inc.
1.65%, 06/15/18[a]	1,000	999,114
3.63%, 03/04/24[a]	550	565,179
Corning Inc.
4.25%, 08/15/20	50	54,000
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	55	53,188
4.40%, 12/15/20	150	157,257
Juniper Networks Inc.
4.50%, 03/15/24[a]	200	201,109
4.60%, 03/15/21	350	367,570
Motorola Solutions Inc.
3.50%, 09/01/21[a]	100	94,832
3.50%, 03/01/23	175	154,407
3.75%, 05/15/22[a]	600	551,205
7.50%, 05/15/25	200	233,010
Orange SA
2.75%, 02/06/19[a]	500	508,335
5.38%, 07/08/19[a]	50	55,457
Qwest Corp.
6.75%, 12/01/21[a]	150	161,625
7.25%, 09/15/25	300	334,500
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	300	301,982
Telefonica Emisiones SAU
3.19%, 04/27/18	500	512,686
5.46%, 02/16/21[a]	450	500,789
Verizon Communications Inc.
1.35%, 06/09/17	100	99,753
2.00%, 11/01/16[a]	100	100,817
2.45%, 11/01/22 (Call 08/01/22)[a]	900	839,389
2.50%, 09/15/16[a]	1,323	1,340,134
2.55%, 06/17/19	500	504,651

Security	Principal (000s)	Value
3.00%, 11/01/21 (Call 09/01/21)[a]	$210	$207,752
3.45%, 03/15/21[a]	375	382,739
3.50%, 11/01/21	300	305,123
3.50%, 11/01/24 (Call 08/01/24)[a]	1,000	976,086
3.65%, 09/14/18	1,225	1,284,160
4.50%, 09/15/20	750	809,811
5.15%, 09/15/23[a]	850	928,769
Vodafone Group PLC
2.50%, 09/26/22	100	91,415
2.95%, 02/19/23[a]	550	514,353
4.63%, 07/15/18[a]	500	529,224
5.63%, 02/27/17	500	526,523

		21,626,543
TEXTILES — 0.01%
Mohawk Industries Inc.
3.85%, 02/01/23 (Call 11/01/22)	250	251,544

		251,544
TOYS, GAMES & HOBBIES — 0.03%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,438
Mattel Inc.
2.35%, 05/06/19[a]	200	198,515
2.50%, 11/01/16	50	50,581
3.15%, 03/15/23 (Call 12/15/22)	350	332,969

		626,503
TRANSPORTATION — 0.47%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)[a]	150	145,735
3.05%, 03/15/22 (Call 12/15/21)[a]	60	59,329
3.05%, 09/01/22 (Call 06/01/22)[a]	550	540,756
3.40%, 09/01/24 (Call 06/01/24)	150	148,154
4.70%, 10/01/19	250	272,823
5.75%, 03/15/18	250	274,382

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	$250	$238,693
2.85%, 12/15/21 (Call 09/15/21)	100	100,043
2.95%, 11/21/24 (Call 08/21/24)	130	127,102
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)[a]	200	187,507
9.45%, 08/01/21	150	199,569
CSX Corp.
3.70%, 10/30/20 (Call 07/30/20)	250	262,112
4.25%, 06/01/21 (Call 03/01/21)	50	53,508
FedEx Corp.
2.30%, 02/01/20[a]	345	341,527
2.63%, 08/01/22	500	479,241
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	250	249,176
Norfolk Southern Corp.
3.85%, 01/15/24 (Call 10/15/23)	250	254,879
5.90%, 06/15/19	300	338,703
7.70%, 05/15/17	520	573,222
Ryder System Inc.
2.50%, 03/01/18 (Call 02/01/18)	350	354,092
2.50%, 05/11/20 (Call 04/11/20)	105	103,338
2.65%, 03/02/20 (Call 02/02/20)	50	49,701
2.88%, 09/01/20 (Call 08/01/20)	205	205,120
3.50%, 06/01/17	100	103,052
Union Pacific Corp.
3.75%, 03/15/24 (Call 12/15/23)	250	257,536
4.16%, 07/15/22 (Call 04/15/22)	295	313,443
5.75%, 11/15/17[a]	315	344,353

Security	Principal (000s)	Value
United Parcel Service Inc.
3.13%, 01/15/21[a]	$1,600	$1,646,522
5.13%, 04/01/19[a]	282	312,713

		8,536,331
TRUCKING & LEASING — 0.04%
GATX Corp.
2.50%, 03/15/19	225	223,173
2.60%, 03/30/20 (Call 02/28/20)	200	195,572
3.90%, 03/30/23	100	100,513
4.85%, 06/01/21	200	213,704

		732,962
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	500	498,750
6.09%, 10/15/17	100	109,119

		607,869

TOTAL CORPORATE BONDS & NOTES (Cost: $583,162,261)		582,531,302

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.41%

BRAZIL — 0.18%
Brazilian Government International Bond
2.63%, 01/05/23[a]	400	345,000
4.25%, 01/07/25[a]	1,200	1,109,400
4.88%, 01/22/21[a]	800	816,800
6.00%, 01/17/17[a]	450	474,075
8.00%, 01/15/18	88	95,012
8.88%, 10/14/19	150	182,813
8.88%, 04/15/24	250	315,625

		3,338,725
CANADA — 0.68%
Canada Government International Bond
0.88%, 02/14/17[a]	1,000	1,003,534
1.13%, 03/19/18[a]	1,000	1,002,384
Export Development Canada
1.25%, 10/26/16	1,100	1,108,429
1.63%, 12/03/19[a]	1,000	1,002,664

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Province of British Columbia Canada
1.20%, 04/25/17	$750	$755,350
Province of Manitoba Canada
1.30%, 04/03/17	1,050	1,055,925
1.75%, 05/30/19[a]	300	301,955
3.05%, 05/14/24	50	51,468
Province of Ontario Canada
1.60%, 09/21/16	1,125	1,136,750
1.65%, 09/27/19[a]	1,650	1,640,664
2.00%, 09/27/18[a]	75	76,210
3.20%, 05/16/24	1,250	1,304,148
4.40%, 04/14/20[a]	250	277,825
Province of Quebec Canada
2.63%, 02/13/23[a]	925	934,012
2.88%, 10/16/24	500	507,456
7.13%, 02/09/24	150	196,076

		12,354,850
CHILE — 0.07%
Chile Government International Bond
2.25%, 10/30/22[a]	400	386,000
3.25%, 09/14/21[a]	300	313,500
3.88%, 08/05/20	600	645,900

		1,345,400
COLOMBIA — 0.15%
Colombia Government International Bond
4.38%, 07/12/21[a]	900	920,250
7.38%, 03/18/19	1,050	1,205,925
11.75%, 02/25/20[a]	400	539,000

		2,665,175
GERMANY — 0.11%
FMS Wertmanagement AoeR
1.00%, 11/21/17	2,000	1,997,917

		1,997,917
ISRAEL — 0.05%
Israel Government International Bond
5.13%, 03/26/19	762	853,440

		853,440

Security	Principal (000s)	Value
ITALY — 0.11%
Italy Government International Bond
5.25%, 09/20/16	$800	$831,879
5.38%, 06/12/17	600	641,298
6.88%, 09/27/23	450	566,352

		2,039,529
JAPAN — 0.16%
Japan Bank for International Cooperation/Japan
1.13%, 07/19/17	800	800,479
1.75%, 07/31/18	1,500	1,514,485
2.13%, 02/10/25[a]	400	384,537
Japan Finance Organization for Municipalities
4.00%, 01/13/21	300	329,224

		3,028,725
MEXICO — 0.21%
Mexico Government International Bond
3.60%, 01/30/25[a]	400	393,000
3.63%, 03/15/22[a]	1,540	1,545,390
4.00%, 10/02/23	100	101,400
5.95%, 03/19/19[a]	1,650	1,846,350

		3,886,140
PANAMA — 0.02%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	200	199,000
5.20%, 01/30/20[a]	150	163,500

		362,500

PERU — 0.02%
Peruvian Government International Bond
7.13%, 03/30/19	365	423,400

		423,400
PHILIPPINES — 0.15%
Philippine Government International Bond
4.00%, 01/15/21[a]	600	647,250
8.38%, 06/17/19[a]	1,000	1,227,500

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
10.63%, 03/16/25	$500	$798,750

		2,673,500
POLAND — 0.12%
Poland Government International Bond
3.00%, 03/17/23[a]	850	845,750
4.00%, 01/22/24	150	157,800
5.13%, 04/21/21[a]	750	840,585
6.38%, 07/15/19	262	302,938

		2,147,073
SOUTH AFRICA — 0.07%
South Africa Government International Bond
5.50%, 03/09/20[a]	800	854,000
6.88%, 05/27/19	362	406,417

		1,260,417
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
2.38%, 08/12/19	250	249,650
2.88%, 01/21/25	400	386,329
3.75%, 10/20/16	250	257,771
5.00%, 04/11/22	1,000	1,114,587
Republic of Korea
7.13%, 04/16/19	462	545,943

		2,554,280
SUPRANATIONAL — 2.87%
African Development Bank
1.13%, 03/15/17[a]	750	754,147
1.63%, 10/02/18	250	252,681
2.38%, 09/23/21	328	336,009
Asian Development Bank
0.75%, 07/28/17	100	99,788
1.13%, 03/15/17	500	502,910
1.38%, 03/23/20	400	395,965
1.50%, 09/28/18	350	352,945
1.50%, 01/22/20	1,000	997,230
1.75%, 09/11/18[a]	600	609,321
1.88%, 02/18/22	1,600	1,586,901
2.00%, 01/22/25	500	484,331
Corp. Andina de Fomento
1.50%, 08/08/17[a]	500	503,333
4.38%, 06/15/22	300	325,134

Security	Principal (000s)	Value
Council of Europe Development Bank
1.13%, 05/31/18	$475	$474,426
1.50%, 02/22/17[a]	250	252,897
European Bank for Reconstruction & Development
1.00%, 02/16/17	1,250	1,255,769
1.50%, 03/16/20[a]	1,000	992,797
1.63%, 11/15/18[a]	600	605,622
European Investment Bank
1.00%, 03/15/18	1,100	1,096,991
1.00%, 06/15/18	900	895,212
1.25%, 10/14/16	5,350	5,389,885
1.63%, 12/18/18	1,000	1,008,503
1.63%, 03/16/20	1,500	1,498,333
1.75%, 03/15/17	2,000	2,029,587
1.88%, 03/15/19	2,000	2,030,916
1.88%, 02/10/25	1,000	953,094
3.25%, 01/29/24[a]	1,125	1,205,418
4.00%, 02/16/21	1,225	1,359,960
Inter-American Development Bank
0.88%, 11/15/16	200	200,655
0.88%, 03/15/18	400	397,958
1.13%, 03/15/17[a]	900	905,238
1.38%, 07/15/20	450	444,015
1.75%, 10/15/19	2,000	2,017,495
1.75%, 04/14/22	2,100	2,064,949
1.88%, 06/16/20[a]	500	505,603
2.13%, 01/15/25[a]	500	489,168
3.00%, 02/21/24[a]	250	264,196
4.25%, 09/10/18	1,000	1,088,939
5.13%, 09/13/16	322	337,144
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000	1,002,147
1.00%, 09/15/16	3,800	3,815,336
1.88%, 03/15/19	850	865,381
2.13%, 11/01/20[a]	200	203,928
2.13%, 02/13/23[a]	1,650	1,653,868
2.25%, 06/24/21[a]	1,850	1,888,452
2.50%, 07/29/25	500	503,749
International Finance Corp.
0.88%, 06/15/18	1,400	1,390,249
1.00%, 04/24/17[a]	650	652,459

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.75%, 09/16/19[a]	$3,200	$3,229,982
Nordic Investment Bank
5.00%, 02/01/17	307	325,780

		52,496,796
SWEDEN — 0.04%
Svensk Exportkredit AB
1.75%, 05/30/17[a]	500	507,043
5.13%, 03/01/17	300	319,086

		826,129
TURKEY — 0.23%
Turkey Government International Bond
3.25%, 03/23/23[a]	2,400	2,184,000
6.75%, 04/03/18	1,250	1,364,062
7.50%, 07/14/17	600	654,000

		4,202,062
URUGUAY — 0.03%
Uruguay Government International Bond
4.50%, 08/14/24[a]	500	511,250

		511,250

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $98,854,345)		98,967,308

MUNICIPAL DEBT OBLIGATIONS — 0.14%

CALIFORNIA — 0.04%
State of California GO
6.20%, 10/01/19	20	23,252
State of California GO BAB
5.70%, 11/01/21	100	116,917
6.65%, 03/01/22	400	487,112
University of California RB Series AH
1.80%, 07/01/19	100	100,161

		727,442
FLORIDA — 0.01%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	250	254,448

		254,448

Security	Principal (000s)	Value
ILLINOIS — 0.06%
State of Illinois GO
4.35%, 06/01/18	$425	$436,815
4.95%, 06/01/23	300	304,998
5.67%, 03/01/18	50	53,472
5.88%, 03/01/19	300	327,702

		1,122,987
NEW JERSEY — 0.03%
New Jersey Economic Development Authority RB Series B
0.00%, 02/15/20 (AGM)	50	42,030
0.00%, 02/15/23 (AGM)	600	424,794

		466,824

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost: $2,569,116)		2,571,701

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 61.65%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.10%
Federal Home Loan Banks
0.38%, 06/24/16[a]	5,400	5,397,926
1.00%, 06/21/17[a]	1,700	1,707,986
1.13%, 04/25/18[a]	2,500	2,506,354
5.00%, 11/17/17	1,035	1,127,665
Federal Home Loan Mortgage Corp.
0.75%, 01/12/18	400	398,249
0.88%, 03/07/18	12,387	12,347,768
1.00%, 03/08/17[a]	1,500	1,507,384
1.25%, 08/01/19[a]	3,880	3,851,334
1.25%, 10/02/19[a]	3,416	3,382,200
1.75%, 05/30/19[a]	11,150	11,293,648
2.00%, 08/25/16[a]	4,750	4,820,451
2.38%, 01/13/22[a]	6,003	6,113,875
2.50%, 05/27/16	3,875	3,934,784
3.75%, 03/27/19[a]	1,905	2,062,853
Federal National Mortgage Association
0.38%, 12/21/15[a]	340	340,165
0.50%, 03/30/16	3,904	3,907,506
1.13%, 04/27/17	640	644,363
1.25%, 09/28/16[a]	2,941	2,963,591
1.63%, 01/21/20[a]	9,000	9,023,378

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
1.75%, 09/12/19	$15,150	$15,311,761
2.63%, 09/06/24[a]	700	707,111

		93,350,352
U.S. GOVERNMENT OBLIGATIONS — 56.55%
U.S. Treasury Note/Bond
0.38%, 01/15/16	463	463,245
0.50%, 06/15/16	10,550	10,562,765
0.50%, 06/30/16[a]	19,900	19,923,481
0.50%, 11/30/16	15,000	14,994,450
0.50%, 07/31/17[a]	4,000	3,982,680
0.63%, 07/15/16[a]	4,100	4,108,323
0.63%, 08/15/16[a]	6,800	6,812,512
0.63%, 11/15/16[a]	15,000	15,019,801
0.63%, 12/31/16	800	800,736
0.63%, 02/15/17	4,000	4,001,520
0.63%, 05/31/17	9,000	8,990,550
0.63%, 08/31/17	1,200	1,197,240
0.63%, 11/30/17	5,771	5,739,952
0.75%, 01/15/17[a]	1,700	1,704,063
0.75%, 12/31/17	48,835	48,682,144
0.75%, 02/28/18[a]	600	597,066
0.75%, 03/31/18[a]	4,700	4,673,116
0.88%, 09/15/16[a]	5,000	5,022,050
0.88%, 11/30/16	5,000	5,021,351
0.88%, 12/31/16[a]	1,000	1,004,020
0.88%, 01/31/17[a]	23,283	23,376,363
0.88%, 02/28/17[a]	13,580	13,632,013
0.88%, 04/30/17	765	767,563
0.88%, 07/15/17	10,000	10,027,900
0.88%, 01/31/18[a]	10,000	9,989,500
0.88%, 07/31/19	3,000	2,943,690
1.00%, 08/31/16[a]	4,634	4,659,719
1.00%, 09/30/16[a]	1,940	1,951,427
1.00%, 03/31/17[a]	14,872	14,956,027
1.00%, 05/31/18	14,700	14,691,915
1.00%, 08/31/19	8,500	8,372,415
1.00%, 11/30/19	500	490,860
1.13%, 06/15/18[a]	15,000	15,039,901
1.13%, 12/31/19[a]	15,168	14,957,468
1.13%, 03/31/20[a]	16,640	16,357,619
1.13%, 04/30/20[a]	13,296	13,060,794
1.25%, 10/31/18	18,800	18,858,278
1.25%, 11/30/18	8,500	8,520,060

Security	Principal (000s)	Value
1.25%, 04/30/19[a]	$3,000	$2,996,580
1.25%, 10/31/19[a]	9,000	8,938,800
1.25%, 01/31/20[a]	2,000	1,981,760
1.25%, 02/29/20	3,921	3,878,928
1.38%, 06/30/18	8,000	8,075,200
1.38%, 07/31/18	12,300	12,408,733
1.38%, 09/30/18	7,289	7,344,324
1.38%, 11/30/18	2,000	2,013,300
1.38%, 01/31/20[a]	8,500	8,463,535
1.38%, 03/31/20[a]	6,000	5,969,280
1.38%, 04/30/20[a]	6,400	6,363,200
1.38%, 05/31/20	7,000	6,949,320
1.50%, 08/31/18[a]	13,370	13,528,836
1.50%, 02/28/19	1,000	1,008,440
1.50%, 03/31/19[a]	16,428	16,560,080
1.50%, 05/31/19	10,500	10,567,410
1.50%, 11/30/19	9,000	9,025,020
1.50%, 05/31/20[a]	56,400	56,383,081
1.63%, 03/31/19	3,200	3,238,976
1.63%, 06/30/19	12,800	12,937,727
1.63%, 08/31/19[a]	10,500	10,601,535
1.63%, 12/31/19	6,000	6,043,200
1.63%, 08/15/22	6,000	5,875,860
1.63%, 11/15/22	12,219	11,936,741
1.75%, 09/30/19[a]	3,000	3,041,220
1.75%, 10/31/20[a]	1,750	1,760,255
1.75%, 02/28/22	2,000	1,982,880
1.75%, 05/15/22	1,000	989,830
1.75%, 05/15/23	4,945	4,839,721
1.88%, 08/31/17	5,918	6,046,421
1.88%, 09/30/17	9,069	9,268,155
1.88%, 06/30/20	2,500	2,538,475
1.88%, 11/30/21	3,500	3,504,795
1.88%, 05/31/22[a]	1,000	997,400
2.00%, 04/30/16[a]	5,130	5,186,686
2.00%, 07/31/20	3,700	3,777,330
2.00%, 11/30/20[a]	1,800	1,831,464
2.00%, 02/28/21	1,900	1,928,519
2.00%, 05/31/21	2,000	2,025,420
2.00%, 08/31/21[a]	3,000	3,032,250
2.00%, 10/31/21	2,000	2,018,640
2.00%, 11/15/21	4,500	4,540,545
2.00%, 02/15/22	5,194	5,237,733
2.00%, 07/31/22[a]	10,000	10,050,200

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERMEDIATE GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.00%, 02/15/23[a]	$15,545	$15,540,803
2.00%, 02/15/25	11,100	10,906,194
2.00%, 08/15/25	10,000	9,821,100
2.13%, 08/31/20	6,720	6,893,443
2.13%, 06/30/21	4,000	4,075,720
2.13%, 08/15/21	22,695	23,113,723
2.13%, 09/30/21	5,500	5,593,885
2.13%, 12/31/21[a]	34,750	35,287,926
2.13%, 05/15/25[a]	22,000	21,832,800
2.25%, 03/31/21	6,500	6,680,310
2.25%, 11/15/24	12,500	12,565,125
2.38%, 07/31/17	31,431	32,407,876
2.38%, 06/30/18	2,500	2,592,375
2.38%, 12/31/20	4,000	4,145,240
2.38%, 08/15/24	9,600	9,763,200
2.50%, 06/30/17	6,500	6,710,860
2.50%, 08/15/23	7,290	7,527,216
2.50%, 05/15/24	10,900	11,214,247
2.63%, 04/30/18	4,910	5,120,148
2.63%, 11/15/20	3,975	4,167,509
2.75%, 11/30/16	6,000	6,165,420
2.75%, 05/31/17	5,800	6,007,407
2.75%, 12/31/17	48,400	50,488,941
2.75%, 02/28/18	381	397,890
2.75%, 11/15/23	2,650	2,786,396
2.75%, 02/15/24	5,300	5,566,325
2.88%, 03/31/18	1,430	1,499,241
3.13%, 01/31/17[a]	1,500	1,553,700
3.13%, 04/30/17	710	738,812
3.13%, 05/15/19	5,000	5,327,850
3.25%, 12/31/16	1,000	1,035,310
3.25%, 03/31/17	3,000	3,122,910
3.38%, 11/15/19	2,493	2,689,773
3.50%, 05/15/20	353	384,290
3.63%, 08/15/19	2,190	2,379,983
3.63%, 02/15/20[a]	3,510	3,833,096
3.63%, 02/15/21	756	832,205
3.75%, 11/15/18[a]	1,100	1,190,750
4.63%, 11/15/16[a]	8,812	9,245,550
4.88%, 08/15/16	15,302	15,946,367
7.50%, 11/15/24	1,500	2,176,815
8.00%, 11/15/21[a]	5,000	6,820,500
8.50%, 02/15/20[a]	1,667	2,174,568

Security	Principal or Shares (000s)	Value
8.75%, 05/15/20[a]	$1,500	$1,992,210

		1,033,958,391

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $1,119,436,185)		1,127,308,743

SHORT-TERM INVESTMENTS — 27.41%

MONEY MARKET FUNDS — 27.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,g,h]	432,969	432,969,470
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[c,g,h]	55,865	55,865,246
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,g]	12,241	12,241,379

		501,076,095

TOTAL SHORT-TERM INVESTMENTS (Cost: $501,076,095)		501,076,095

TOTAL INVESTMENTS IN SECURITIES — 126.47% (Cost: $2,305,098,002)		2,312,455,149
Other Assets, Less Liabilities — (26.47)%		(483,938,771)

NET ASSETS — 100.00%		$1,828,516,378

BAB — Build America Bond

GO — General Obligation

RB — Revenue Bond

Insured by:

AGM — Assured Guaranty Municipal Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 36.10%

ADVERTISING — 0.04%
Omnicom Group Inc.
3.63%, 05/01/22	$25	$24,815
WPP Finance 2010
3.75%, 09/19/24	50	48,942

		73,757
AEROSPACE & DEFENSE — 0.46%
Boeing Co. (The)
0.95%, 05/15/18	75	73,768
2.85%, 10/30/24 (Call 07/30/24)	50	49,082
6.00%, 03/15/19	50	56,723
Embraer Netherlands Finance BV
5.05%, 06/15/25	50	47,313
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	25	22,797
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	52,472
Lockheed Martin Corp.
4.07%, 12/15/42[a]	33	30,426
Series B
6.15%, 09/01/36	25	29,832
Northrop Grumman Corp.
1.75%, 06/01/18	50	49,531
3.50%, 03/15/21[a]	50	51,158
4.75%, 06/01/43	25	24,988
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	25	24,297
3.13%, 10/15/20	30	30,907
4.20%, 12/15/44 (Call 06/15/44)	25	24,696
United Technologies Corp.
1.78%, 05/04/18[b]	50	49,748
1.80%, 06/01/17[a]	60	60,557
4.15%, 05/15/45[a]	25	23,837
4.50%, 06/01/42	150	151,326
6.05%, 06/01/36[a]	26	31,071

		884,529
AGRICULTURE — 0.68%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)[a]	100	99,723
5.38%, 01/31/44	50	52,104
9.25%, 08/06/19	50	62,045

Security	Principal (000s)	Value
9.95%, 11/10/38	$100	$158,037
Bunge Ltd. Finance Corp.
3.20%, 06/15/17[a]	20	20,362
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	25	24,417
Philip Morris International Inc.
1.88%, 01/15/19[a]	100	99,619
2.50%, 08/22/22	25	24,079
4.38%, 11/15/41	25	24,248
4.88%, 11/15/43	25	26,067
5.65%, 05/16/18	140	153,977
6.38%, 05/16/38	25	30,955
Reynolds American Inc.
2.30%, 08/21/17[a],c	60	60,298
3.25%, 06/12/20	200	202,454
3.25%, 11/01/22[a]	100	97,303
4.75%, 11/01/42[a]	25	23,224
6.88%, 05/01/20[c]	100	115,610
7.25%, 06/15/37[a]	26	31,016

		1,305,538
AIRLINES — 0.20%
American Airlines 2013-2 Pass Through Trust Class A
4.95%, 07/15/24	174	183,980
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	73	72,256
Delta Air Lines Inc. 2010-2 Pass Through Trust Class A
4.95%, 11/23/20[a]	32	33,187
Delta Air Lines Inc. 2015-1 Pass Through Trust Class AA
3.63%, 01/30/29	50	51,000
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28[a]	50	49,875

		390,298
AUTO MANUFACTURERS — 0.97%
American Honda Finance Corp.
2.13%, 10/10/18	200	201,336
2.15%, 03/13/20	100	99,178
Daimler Finance North America LLC
8.50%, 01/18/31	50	72,997

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Ford Motor Co.
4.75%, 01/15/43[a]	$150	$141,389
7.45%, 07/16/31[a]	50	62,722
Ford Motor Credit Co. LLC
2.24%, 06/15/18[a]	200	198,325
General Motors Co.
5.20%, 04/01/45[a]	50	46,830
General Motors Financial Co. Inc.
2.40%, 04/10/18[a]	100	98,622
3.15%, 01/15/20 (Call 12/15/19)	100	98,422
3.25%, 05/15/18[a]	100	100,507
4.00%, 01/15/25 (Call 10/15/24)	150	142,096
PACCAR Financial Corp.
1.40%, 05/18/18	50	49,600
Toyota Motor Credit Corp.
1.25%, 10/05/17	130	129,488
1.38%, 01/10/18[a]	100	99,521
1.45%, 01/12/18[a]	100	99,694
3.30%, 01/12/22	160	163,494
3.40%, 09/15/21	40	41,342

		1,845,563
AUTO PARTS & EQUIPMENT — 0.04%
Johnson Controls Inc.
3.63%, 07/02/24 (Call 04/02/24)[a]	25	24,124
4.25%, 03/01/21	50	52,009

		76,133
BANKS — 8.19%
Abbey National Treasury Services PLC/London
3.05%, 08/23/18	100	102,867
American Express Credit Corp.
1.80%, 07/31/18 (Call 06/30/18)	85	84,754
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 06/13/19	50	49,923
Bank of America Corp.
1.70%, 08/25/17	100	99,920
2.60%, 01/15/19[a]	100	100,830
4.00%, 01/22/25[a]	150	146,535
4.13%, 01/22/24	133	136,741
4.25%, 10/22/26	125	122,805
5.00%, 01/21/44[a]	30	31,582
5.42%, 03/15/17	100	105,092

Security	Principal (000s)	Value
5.63%, 07/01/20	$50	$56,120
5.65%, 05/01/18	200	217,756
5.70%, 01/24/22	50	56,495
5.75%, 12/01/17	100	108,112
6.40%, 08/28/17	208	225,819
Series L
4.75%, 04/21/45[a]	150	143,272
Bank of Montreal
1.40%, 04/10/18	35	34,643
2.50%, 01/11/17	100	101,625
Bank of New York Mellon Corp. (The)
2.60%, 08/17/20 (Call 07/17/20)	160	160,277
3.65%, 02/04/24 (Call 01/05/24)	100	102,895
Bank of Nova Scotia (The)
1.70%, 06/11/18 (Call 05/11/18)	75	74,591
2.05%, 06/05/19[a]	50	49,834
4.38%, 01/13/21	25	27,024
Barclays Bank PLC
5.13%, 01/08/20[a]	200	222,286
BB&T Corp.
2.45%, 01/15/20 (Call 12/15/19)	50	50,016
2.63%, 06/29/20 (Call 05/29/20)	100	100,456
6.85%, 04/30/19	84	97,057
BNP Paribas SA
1.38%, 03/17/17	100	99,444
2.40%, 12/12/18[a]	125	125,776
2.70%, 08/20/18	250	254,278
5.00%, 01/15/21[a]	20	22,315
Canadian Imperial Bank of Commerce/Canada
1.55%, 01/23/18 (Call 12/23/17)	20	19,905
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	23,160
3.50%, 06/15/23	75	72,162
6.15%, 09/01/16	100	104,505
Citigroup Inc.
1.55%, 08/14/17	50	49,722
1.70%, 04/27/18	25	24,709
1.80%, 02/05/18[a]	125	124,403
2.50%, 07/29/19	100	99,843
2.55%, 04/08/19	175	175,645
3.75%, 06/16/24[a]	84	84,617
3.88%, 03/26/25	100	96,684

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 08/05/24	$36	$35,465
4.65%, 07/30/45	125	124,939
5.30%, 05/06/44	25	26,241
5.38%, 08/09/20[a]	28	31,110
8.50%, 05/22/19	30	36,253
Citizens Financial Group Inc.
4.35%, 08/01/25 (Call 07/01/25)	50	49,995
Commonwealth Bank of Australia/New York NY
2.50%, 09/20/18	100	101,466
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/22	175	182,533
Credit Suisse/New York NY
5.30%, 08/13/19	100	111,096
5.40%, 01/14/20[a]	100	110,005
6.00%, 02/15/18	125	135,659
Deutsche Bank AG
2.95%, 08/20/20	100	100,173
Deutsche Bank AG/London
3.70%, 05/30/24[a]	75	74,162
6.00%, 09/01/17	72	77,706
Fifth Third Bancorp
4.30%, 01/16/24 (Call 12/16/23)	50	51,151
Fifth Third Bank/Cincinnati OH
2.15%, 08/20/18 (Call 07/20/18)	200	199,929
Goldman Sachs Group Inc. (The)
2.60%, 04/23/20 (Call 03/23/20)[a]	45	44,858
2.63%, 01/31/19	100	101,086
2.90%, 07/19/18[a]	100	102,360
3.50%, 01/23/25 (Call 10/23/24)[a]	30	29,291
3.75%, 05/22/25 (Call 02/22/25)[a]	125	124,279
4.00%, 03/03/24[a]	200	204,328
4.80%, 07/08/44 (Call 01/08/44)[a]	50	50,363
5.15%, 05/22/45[a]	100	98,750
5.25%, 07/27/21	125	138,742
6.13%, 02/15/33	25	29,598
6.15%, 04/01/18	160	176,198
6.75%, 10/01/37	31	36,886
HSBC Holdings PLC
6.10%, 01/14/42	125	154,733
HSBC USA Inc.
1.30%, 06/23/17	100	99,481

Security	Principal (000s)	Value
2.38%, 11/13/19	$100	$99,732
3.50%, 06/23/24[a]	100	100,593
Intesa Sanpaolo SpA
2.38%, 01/13/17	200	200,222
JPMorgan Chase & Co.
2.20%, 10/22/19[a]	50	49,525
2.25%, 01/23/20 (Call 12/23/19)[a]	300	296,374
2.75%, 06/23/20 (Call 05/23/20)[a]	100	100,298
3.13%, 01/23/25 (Call 10/23/24)	75	71,884
3.88%, 09/10/24[a]	100	98,456
3.90%, 07/15/25 (Call 04/15/25)[a]	50	50,718
4.13%, 12/15/26[a]	150	148,576
4.25%, 10/15/20[a]	120	127,702
5.60%, 07/15/41[a]	55	63,150
Series H
1.70%, 03/01/18 (Call 02/01/18)[a]	250	248,468
KeyCorp
5.10%, 03/24/21[a]	50	55,095
KfW
0.00%, 06/29/37	100	49,831
0.63%, 12/15/16	100	100,005
0.75%, 03/17/17	200	199,992
1.00%, 01/26/18	100	99,870
1.88%, 04/01/19	450	456,962
2.00%, 05/02/25[a]	200	192,557
2.63%, 01/25/22	100	103,546
2.75%, 09/08/20	150	157,056
4.00%, 01/27/20	200	220,130
Korea Development Bank (The)
1.50%, 01/22/18	200	198,131
Landwirtschaftliche Rentenbank
1.00%, 04/04/18	150	149,543
2.38%, 06/10/25	100	99,442
5.00%, 11/08/16[a]	42	44,173
Lloyds Bank PLC
1.75%, 05/14/18	100	99,208
4.20%, 03/28/17[a]	30	31,188
Morgan Stanley
1.88%, 01/05/18	70	69,876
2.50%, 01/24/19[a]	100	100,349
3.75%, 02/25/23[a]	500	504,844
3.95%, 04/23/27	50	47,696
4.00%, 07/23/25[a]	35	35,627

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.30%, 01/27/45[a]	$30	$28,175
4.35%, 09/08/26	100	99,816
4.75%, 03/22/17	20	20,953
5.45%, 01/09/17	100	105,152
5.50%, 07/28/21[a]	120	134,116
MUFG Americas Holdings Corp.
3.50%, 06/18/22	50	50,448
Northern Trust Corp.
2.38%, 08/02/22	40	38,689
Oesterreichische Kontrollbank AG
5.00%, 04/25/17	100	106,740
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[d]	150	152,024
3.30%, 03/08/22 (Call 02/06/22)[d]	150	151,729
Royal Bank of Canada
1.50%, 01/16/18	100	99,530
2.20%, 07/27/18[a]	25	25,245
Royal Bank of Scotland PLC (The)
5.63%, 08/24/20[a]	100	112,591
Santander Holdings USA Inc./PA
4.50%, 07/17/25 (Call 04/17/25)	50	49,841
State Street Corp.
3.70%, 11/20/23	100	102,485
Sumitomo Mitsui Banking Corp.
1.50%, 01/18/18[a]	250	247,783
2.25%, 07/11/19	250	248,602
SunTrust Banks Inc.
2.50%, 05/01/19 (Call 04/01/19)	100	100,368
3.50%, 01/20/17 (Call 12/20/16)	100	102,451
6.00%, 09/11/17	28	30,191
Toronto-Dominion Bank (The)
1.40%, 04/30/18[a]	100	98,957
2.13%, 07/02/19	100	99,753
U.S. Bancorp
1.95%, 11/15/18 (Call 10/15/18)[a]	100	100,294
2.95%, 07/15/22 (Call 06/15/22)	100	98,460
UBS AG/Stamford CT
5.75%, 04/25/18	100	109,568
5.88%, 12/20/17	100	109,003
Wachovia Corp.
5.75%, 06/15/17	35	37,588
5.75%, 02/01/18	100	109,293

Security	Principal (000s)	Value
Wells Fargo & Co.
2.15%, 01/15/19	$200	$200,373
3.90%, 05/01/45	100	91,558
4.10%, 06/03/26[a]	250	250,828
5.61%, 01/15/44[a]	225	250,203
5.63%, 12/11/17[a]	90	97,876
Westpac Banking Corp.
1.60%, 01/12/18[a]	150	149,127
2.25%, 07/30/18	50	50,348
2.30%, 05/26/20[a]	100	99,277

		15,655,585
BEVERAGES — 0.71%
Anheuser-Busch InBev Finance Inc.
2.15%, 02/01/19[a]	100	100,617
2.63%, 01/17/23[a]	100	95,666
4.63%, 02/01/44	50	50,731
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22[a]	20	19,201
5.00%, 04/15/20	20	22,223
5.38%, 01/15/20[a]	50	56,045
7.75%, 01/15/19	60	70,566
8.20%, 01/15/39[a]	43	64,021
Coca-Cola Co. (The)
3.20%, 11/01/23[a]	50	50,533
3.30%, 09/01/21	50	51,814
Diageo Capital PLC
1.50%, 05/11/17[a]	50	50,032
4.83%, 07/15/20[a]	50	55,398
5.88%, 09/30/36[a]	41	47,866
Dr. Pepper Snapple Group Inc.
6.82%, 05/01/18	100	111,974
Molson Coors Brewing Co.
3.50%, 05/01/22[a]	50	50,440
PepsiCo Inc.
1.25%, 08/13/17	20	20,003
1.25%, 04/30/18[a]	50	49,633
2.75%, 03/01/23	50	48,670
2.75%, 04/30/25 (Call 01/30/25)	50	47,535
3.60%, 08/13/42	100	87,260
5.00%, 06/01/18[a]	100	109,018
5.50%, 01/15/40[a]	50	57,411
7.90%, 11/01/18	30	35,503

		1,352,160

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
BIOTECHNOLOGY — 0.26%
Amgen Inc.
2.13%, 05/15/17[a]	$75	$75,632
2.13%, 05/01/20 (Call 04/01/20)	50	48,677
3.63%, 05/15/22 (Call 02/15/22)	25	25,250
4.95%, 10/01/41	50	49,544
5.15%, 11/15/41 (Call 05/15/41)	60	61,178
6.40%, 02/01/39	50	59,108
Celgene Corp.
3.63%, 05/15/24 (Call 02/15/24)	50	49,168
Gilead Sciences Inc.
3.50%, 02/01/25 (Call 11/01/24)[a]	50	49,802
4.40%, 12/01/21 (Call 09/01/21)	25	26,778
4.50%, 02/01/45 (Call 08/01/44)	25	24,748
5.65%, 12/01/41 (Call 06/01/41)	25	28,149

		498,034
BUILDING MATERIALS — 0.09%
CRH America Inc.
8.13%, 07/15/18	50	58,120
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)[a]	120	120,354

		178,474
CHEMICALS — 0.67%
Agrium Inc.
4.90%, 06/01/43 (Call 12/01/42)	25	23,928
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	31	30,271
CF Industries Inc.
5.38%, 03/15/44[a]	75	72,786
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)[a]	50	47,959
4.13%, 11/15/21 (Call 08/15/21)[a]	50	51,961
4.25%, 11/15/20 (Call 08/15/20)	50	52,876
4.25%, 10/01/34 (Call 04/01/34)	50	45,750
4.63%, 10/01/44 (Call 04/01/44)	25	23,128
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	100	99,214
3.80%, 03/15/25 (Call 12/15/24)	50	48,898
Ecolab Inc.
3.00%, 12/08/16	50	50,976
EI du Pont de Nemours & Co.
2.80%, 02/15/23[a]	56	53,621
4.25%, 04/01/21[a]	75	80,334

Security	Principal (000s)	Value
LYB International Finance BV
5.25%, 07/15/43[a]	$50	$50,195
Monsanto Co.
2.13%, 07/15/19[a]	100	99,126
2.85%, 04/15/25 (Call 01/15/25)	25	22,927
4.40%, 07/15/44 (Call 01/15/44)[a]	25	22,498
5.50%, 08/15/25	50	55,886
Mosaic Co. (The)
4.25%, 11/15/23 (Call 08/15/23)	50	50,670
5.45%, 11/15/33 (Call 05/15/33)	20	20,945
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	30	30,860
5.63%, 12/01/40[a]	30	32,703
PPG Industries Inc.
3.60%, 11/15/20	50	51,771
Praxair Inc.
2.45%, 02/15/22 (Call 11/15/21)[a]	75	72,462
Sherwin-Williams Co. (The)
1.35%, 12/15/17[a]	50	49,618
Valspar Corp. (The)
3.30%, 02/01/25 (Call 11/01/24)	30	29,004

		1,270,367
COMMERCIAL SERVICES — 0.35%
Catholic Health Initiatives
4.35%, 11/01/42	75	67,999
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	25	23,623
MasterCard Inc.
3.38%, 04/01/24	25	25,286
Moody’s Corp.
2.75%, 07/15/19 (Call 06/15/19)	100	100,926
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	100	100,029
4.25%, 08/15/24 (Call 05/15/24)	50	48,902
Verisk Analytics Inc.
4.00%, 06/15/25[a]	50	48,920
Western Union Co. (The)
3.65%, 08/22/18	100	103,474
5.25%, 04/01/20[a]	134	145,090

		664,249
COMPUTERS — 0.44%
Apple Inc.
1.00%, 05/03/18[a]	75	74,152

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.00%, 05/06/20[a]	$100	$99,369
3.20%, 05/13/25	40	39,731
3.45%, 05/06/24	55	56,029
3.85%, 05/04/43[a]	100	90,904
Computer Sciences Corp.
4.45%, 09/15/22	33	33,697
EMC Corp./MA
2.65%, 06/01/20[a]	60	59,490
Hewlett-Packard Co.
2.60%, 09/15/17	50	50,555
3.75%, 12/01/20[a]	100	102,917
6.00%, 09/15/41	50	49,849
International Business Machines Corp.
1.25%, 02/08/18	100	99,470
5.60%, 11/30/39	56	63,747
Seagate HDD Cayman
5.75%, 12/01/34 (Call 06/01/34)[c]	25	23,628

		843,538
COSMETICS & PERSONAL CARE — 0.15%
Colgate-Palmolive Co.
1.30%, 01/15/17[a]	60	60,292
4.00%, 08/15/45	50	49,629
Estee Lauder Companies Inc. (The)
4.38%, 06/15/45 (Call 12/15/44)[a]	25	25,131
Procter & Gamble Co. (The)
1.60%, 11/15/18[a]	50	50,043
1.90%, 11/01/19	50	50,055
3.10%, 08/15/23	20	20,281
5.55%, 03/05/37	30	35,972

		291,403
DISTRIBUTION & WHOLESALE — 0.02%
Arrow Electronics Inc.
5.13%, 03/01/21	25	26,386
Ingram Micro Inc.
5.25%, 09/01/17	15	15,878

		42,264
DIVERSIFIED FINANCIAL SERVICES — 1.79%
Air Lease Corp.
3.75%, 02/01/22 (Call 12/01/21)[a]	25	24,882
4.75%, 03/01/20	100	105,837
Alterra Finance LLC
6.25%, 09/30/20	50	57,117

Security	Principal (000s)	Value
American Express Co.
4.05%, 12/03/42[a]	$44	$40,953
6.80%, 09/01/66 (Call 09/01/16)[e]	100	101,000
American Express Credit Corp.
1.55%, 09/22/17	35	34,921
2.13%, 03/18/19	100	99,873
2.38%, 03/24/17	150	152,041
2.80%, 09/19/16	50	50,889
Ameriprise Financial Inc.
3.70%, 10/15/24[a]	50	50,574
Associates Corp. of North America
6.95%, 11/01/18	83	94,304
Bear Stearns Companies Inc. (The)
5.55%, 01/22/17	50	52,571
7.25%, 02/01/18	100	111,939
BP Capital Markets PLC
2.52%, 01/15/20[a]	100	100,530
Charles Schwab Corp. (The)
2.20%, 07/25/18 (Call 06/25/18)	50	50,544
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)[a]	25	27,663
Discover Financial Services
5.20%, 04/27/22	250	262,873
Franklin Resources Inc.
2.85%, 03/30/25	25	23,783
GE Capital Trust I
6.38%, 11/15/67 (Call 11/15/17)[e]	100	106,875
General Electric Capital Corp.
2.20%, 01/09/20 (Call 12/09/19)[a]	200	199,402
2.30%, 04/27/17	215	218,362
2.30%, 01/14/19[a]	200	201,669
5.50%, 01/08/20	100	112,992
5.63%, 05/01/18	100	109,769
5.88%, 01/14/38[a]	72	86,867
Series A
6.75%, 03/15/32	173	226,612
HSBC Finance Corp.
6.68%, 01/15/21	67	77,719
Intercontinental Exchange Inc.
4.00%, 10/15/23	50	51,570
Janus Capital Group Inc.
4.88%, 08/01/25 (Call 05/01/25)	50	50,092

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Jefferies Group LLC
5.13%, 01/20/23	$25	$25,035
6.50%, 01/20/43	25	23,649
6.88%, 04/15/21	100	111,717
Lazard Group LLC
3.75%, 02/13/25	25	23,660
Murray Street Investment Trust I
4.65%, 03/09/17[b]	130	135,550
National Rural Utilities Cooperative Finance Corp.
2.00%, 01/27/20 (Call 12/27/19)	50	49,184
3.05%, 02/15/22 (Call 11/15/21)	30	29,999
Nomura Holdings Inc.
6.70%, 03/04/20	25	29,077
ORIX Corp.
3.75%, 03/09/17	50	51,396
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	49,546

		3,413,036
ELECTRIC — 2.45%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)[a]	50	44,336
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	25	24,856
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	30	28,394
6.38%, 04/01/36	25	29,772
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	50	49,809
Berkshire Hathaway Energy Co.
2.00%, 11/15/18 (Call 10/15/18)	225	224,981
3.75%, 11/15/23 (Call 08/15/23)	50	50,927
6.13%, 04/01/36	62	73,181
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	26,683
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	50	50,863
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	50	44,836
Consolidated Edison Co. of New York Inc.
4.63%, 12/01/54 (Call 06/01/54)[a]	25	24,259

Security	Principal (000s)	Value
5.50%, 12/01/39	$35	$39,612
5.85%, 04/01/18	50	55,152
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	15	14,010
Dominion Resources Inc./VA
1.25%, 03/15/17	50	49,704
2.50%, 12/01/19 (Call 11/01/19)	100	99,829
3.63%, 12/01/24 (Call 09/01/24)	100	98,864
7.00%, 06/15/38	50	61,986
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	50	52,285
4.30%, 07/01/44 (Call 01/01/44)	100	99,295
DTE Energy Co. Series C
3.50%, 06/01/24 (Call 03/01/24)	50	49,622
Duke Energy Carolinas LLC
6.10%, 06/01/37	100	121,366
Duke Energy Corp.
1.63%, 08/15/17	100	100,160
3.55%, 09/15/21 (Call 06/15/21)	50	51,743
3.75%, 04/15/24 (Call 01/15/24)[a]	100	101,285
Duke Energy Florida LLC
6.40%, 06/15/38[a]	50	64,185
Duke Energy Indiana Inc.
6.45%, 04/01/39	25	32,286
Duke Energy Progress LLC
6.30%, 04/01/38	50	63,991
Entergy Arkansas Inc.
3.75%, 02/15/21 (Call 11/15/20)	60	62,767
Entergy Corp.
4.00%, 07/15/22 (Call 05/15/22)	40	40,390
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	100	100,033
3.95%, 06/15/25 (Call 03/15/25)	50	50,074
Exelon Generation Co. LLC
5.20%, 10/01/19	100	108,826
6.25%, 10/01/39	50	52,946
FirstEnergy Solutions Corp.
6.80%, 08/15/39	35	35,028
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	49,491
5.95%, 02/01/38	19	23,503
Great Plains Energy Inc.
5.29%, 06/15/22 (Call 03/15/22)[b]	40	43,666

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Indiana Michigan Power Co.
7.00%, 03/15/19	$24	$27,731
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	100	99,198
ITC Holdings Corp.
5.30%, 07/01/43 (Call 01/01/43)	25	25,758
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	15	16,765
Louisville Gas & Electric Co.
4.65%, 11/15/43 (Call 05/15/43)	50	52,708
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	25	25,232
Mississippi Power Co.
2.35%, 10/15/16	20	20,269
Nevada Power Co.
6.50%, 08/01/18	20	22,536
NextEra Energy Capital Holdings Inc.
1.59%, 06/01/17[a]	50	49,695
2.06%, 09/01/17	50	50,259
6.35%, 10/01/66 (Call 10/01/16)[a,e]	25	20,000
NiSource Finance Corp.
5.45%, 09/15/20	25	27,978
6.13%, 03/01/22	100	115,766
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)[a]	75	71,338
2.20%, 08/15/20 (Call 07/15/20)	30	30,080
Oglethorpe Power Corp.
4.55%, 06/01/44	25	24,438
Oklahoma Gas & Electric Co.
4.55%, 03/15/44 (Call 09/15/43)	25	25,630
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40	25	27,313
7.00%, 09/01/22	61	73,938
Pacific Gas & Electric Co.
3.50%, 06/15/25 (Call 03/15/25)	50	49,995
6.05%, 03/01/34	100	119,847
PacifiCorp
3.85%, 06/15/21 (Call 03/15/21)	50	53,225
4.10%, 02/01/42 (Call 08/01/41)	30	28,952
5.50%, 01/15/19	50	55,605
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)[a]	25	24,113

Security	Principal (000s)	Value
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	$50	$53,271
7.75%, 03/01/31	50	66,504
PSEG Power LLC
8.63%, 04/15/31	61	82,417
Public Service Co. of New Hampshire
3.50%, 11/01/23 (Call 08/01/23)	50	50,967
Public Service Co. of New Mexico
3.85%, 08/01/25 (Call 05/01/25)	25	24,957
Puget Energy Inc.
5.63%, 07/15/22 (Call 04/15/22)[a]	75	83,174
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	25	25,145
SCANA Corp.
4.13%, 02/01/22 (Call 11/01/21)	50	50,065
South Carolina Electric & Gas Co.
4.60%, 06/15/43 (Call 12/15/42)	25	24,834
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	165	158,435
6.00%, 01/15/34	42	51,228
Series 05-B
5.55%, 01/15/36	50	58,104
Southern Co. (The)
2.75%, 06/15/20 (Call 05/15/20)	50	49,794
Southern Power Co.
5.15%, 09/15/41	130	129,576
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	50	43,693
TransAlta Corp.
1.90%, 06/03/17	50	48,863
WEC Energy Group Inc.
3.55%, 06/15/25 (Call 03/15/25)[a]	50	49,875
Wisconsin Power & Light Co.
6.38%, 08/15/37	25	31,729
Xcel Energy Inc.
6.50%, 07/01/36	50	61,166

		4,677,162
ELECTRICAL COMPONENTS & EQUIPMENT — 0.04%
Emerson Electric Co.
3.15%, 06/01/25 (Call 03/01/25)[a]	50	49,414
4.25%, 11/15/20[a]	30	32,558

		81,972

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
ELECTRONICS — 0.16%
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	$40	$39,798
Flextronics International Ltd.
4.75%, 06/15/25 (Call 03/15/25)[a,c]	45	43,121
Honeywell International Inc.
4.25%, 03/01/21[a]	25	27,448
5.38%, 03/01/41	25	29,384
Koninklijke Philips NV
3.75%, 03/15/22	60	59,140
Thermo Fisher Scientific Inc.
1.30%, 02/01/17[a]	50	49,727
3.60%, 08/15/21 (Call 05/15/21)[a]	30	30,478
5.30%, 02/01/44 (Call 08/01/43)	25	26,149

		305,245
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
2.88%, 05/08/22	50	49,083

		49,083
ENVIRONMENTAL CONTROL — 0.11%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	50	48,040
4.75%, 05/15/23 (Call 02/15/23)[a]	25	27,016
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)[a]	50	48,374
3.90%, 03/01/35 (Call 09/01/34)	100	92,599

		216,029
FOOD — 0.60%
Campbell Soup Co.
3.05%, 07/15/17	50	51,200
ConAgra Foods Inc.
7.00%, 10/01/28	25	29,490
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	100	100,590
5.40%, 06/15/40	60	65,708
Hershey Co. (The)
4.13%, 12/01/20	50	54,637
JM Smucker Co. (The)
1.75%, 03/15/18[c]	100	99,747
2.50%, 03/15/20[c]	100	99,395
3.50%, 03/15/25[a,c]	40	38,950
Kellogg Co.
4.15%, 11/15/19	70	74,403

Security	Principal (000s)	Value
Kraft Foods Group Inc.
2.25%, 06/05/17	$50	$50,482
5.00%, 06/04/42	50	50,866
Kraft Heinz Foods Co.
3.95%, 07/15/25 (Call 04/15/25)[a,c]	50	50,594
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	50	52,065
Mondelez International Inc.
6.13%, 02/01/18	50	54,838
6.50%, 02/09/40	25	30,285
Sysco Corp.
5.25%, 02/12/18	50	54,083
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	25	24,796
Unilever Capital Corp.
5.90%, 11/15/32	125	160,827

		1,142,956
FOREST PRODUCTS & PAPER — 0.11%
Georgia-Pacific LLC
8.00%, 01/15/24[a]	50	63,897
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)[a]	50	48,889
4.80%, 06/15/44 (Call 12/15/43)	25	23,015
6.00%, 11/15/41 (Call 05/15/41)	25	26,202
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	56	53,993

		215,996
GAS — 0.12%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	15	17,596
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)[a]	25	23,708
Dominion Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)[a]	50	48,834
Sempra Energy
4.05%, 12/01/23 (Call 09/01/23)	77	78,577
6.00%, 10/15/39	20	23,114
9.80%, 02/15/19	25	30,919

		222,748
HEALTH CARE – PRODUCTS — 0.46%
Becton Dickinson and Co.
3.13%, 11/08/21	50	49,122
3.88%, 05/15/24 (Call 02/15/24)	35	35,311

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
4.69%, 12/15/44 (Call 06/15/44)[a]	$25	$24,657
Boston Scientific Corp.
3.85%, 05/15/25	25	24,073
Covidien International Finance SA
2.95%, 06/15/23 (Call 03/15/23)	50	48,634
4.20%, 06/15/20	50	53,714
Life Technologies Corp.
6.00%, 03/01/20	50	56,288
Medtronic Inc.
2.50%, 03/15/20	50	50,187
3.13%, 03/15/22 (Call 12/15/21)[a]	63	62,535
4.00%, 04/01/43 (Call 10/01/42)[a]	50	45,755
4.38%, 03/15/35	50	49,559
4.50%, 03/15/42 (Call 09/15/41)	20	19,870
St. Jude Medical Inc.
3.25%, 04/15/23 (Call 01/15/23)[a]	50	48,351
Stryker Corp.
3.38%, 05/15/24 (Call 02/15/24)[a]	60	59,434
4.38%, 05/15/44 (Call 11/15/43)	25	24,526
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	100	97,477
4.25%, 08/15/35 (Call 02/15/35)[a]	45	41,611
4.45%, 08/15/45 (Call 02/15/45)	100	90,887

		881,991
HEALTH CARE – SERVICES — 0.67%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	100	99,436
1.75%, 05/15/17 (Call 04/15/17)[a]	25	25,083
3.95%, 09/01/20	50	52,684
6.75%, 12/15/37	40	50,010
Anthem Inc.
1.88%, 01/15/18	50	49,738
2.30%, 07/15/18[a]	50	49,996
3.50%, 08/15/24 (Call 05/15/24)	50	48,312
3.70%, 08/15/21 (Call 05/15/21)	100	101,847
4.85%, 08/15/54 (Call 02/15/54)[a]	25	23,376
5.85%, 01/15/36	30	32,458
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	60	61,322
6.15%, 11/15/36	50	56,104
Humana Inc.
3.15%, 12/01/22 (Call 09/01/22)	75	72,390

Security	Principal (000s)	Value
Kaiser Foundation Hospitals
4.88%, 04/01/42	$50	$53,350
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (Call 08/01/23)	25	25,252
4.70%, 02/01/45 (Call 08/01/44)	30	27,361
Quest Diagnostics Inc.
4.70%, 04/01/21	25	26,781
UnitedHealth Group Inc.
1.40%, 10/15/17[a]	50	49,801
1.63%, 03/15/19	75	73,937
1.90%, 07/16/18	100	100,300
2.75%, 02/15/23 (Call 11/15/22)	50	48,353
4.63%, 11/15/41 (Call 05/15/41)	100	101,233
5.80%, 03/15/36	51	59,503

		1,288,627
HOLDING COMPANIES – DIVERSIFIED — 0.03%
MUFG Americas Holdings Corp.
1.63%, 02/09/18 (Call 01/09/18)	50	49,318

		49,318
HOME FURNISHINGS — 0.01%
Whirlpool Corp.
3.70%, 03/01/23[a]	25	24,917

		24,917
HOUSEHOLD PRODUCTS & WARES — 0.10%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)[a]	50	49,217
Kimberly-Clark Corp.
3.05%, 08/15/25	50	49,782
3.70%, 06/01/43	25	22,798
6.13%, 08/01/17	63	68,620

		190,417
HOUSEWARES — 0.03%
Newell Rubbermaid Inc.
2.05%, 12/01/17[a]	50	50,009

		50,009
INSURANCE — 1.12%
ACE INA Holdings Inc.
2.70%, 03/13/23	50	47,527
Aflac Inc.
3.63%, 11/15/24[a]	75	74,729

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	$25	$23,908
Allstate Corp. (The)
5.55%, 05/09/35	32	36,615
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	150	149,324
4.38%, 01/15/55 (Call 07/15/54)[a]	50	44,698
4.80%, 07/10/45 (Call 01/10/45)	25	24,910
6.40%, 12/15/20	75	88,014
Aon PLC
4.25%, 12/12/42	50	45,046
Berkshire Hathaway Finance Corp.
1.30%, 05/15/18[a]	100	99,544
4.30%, 05/15/43[a]	50	47,192
5.40%, 05/15/18[a]	100	109,874
Chubb Corp. (The)
5.75%, 05/15/18	25	27,503
CNA Financial Corp.
5.88%, 08/15/20	25	28,235
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	25	23,972
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	75	83,845
Lincoln National Corp.
4.20%, 03/15/22	80	83,005
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	25	22,453
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	25	24,626
MetLife Inc.
1.76%, 12/15/17[a]	100	100,377
1.90%, 12/15/17	100	100,482
3.00%, 03/01/25	100	95,433
4.13%, 08/13/42[a]	100	93,542
4.72%, 12/15/44	100	102,484
Series A
6.82%, 08/15/18[a]	100	114,058
Montpelier Re Holdings Ltd.
4.70%, 10/15/22	30	30,231
Principal Financial Group Inc.
4.63%, 09/15/42	30	29,375

Security	Principal (000s)	Value
Progressive Corp. (The)
3.70%, 01/26/45	$25	$21,893
3.75%, 08/23/21	50	53,130
Prudential Financial Inc.
3.50%, 05/15/24	50	49,256
5.70%, 12/14/36	26	29,049
6.20%, 11/15/40	50	58,998
Travelers Companies Inc. (The)
4.60%, 08/01/43	50	51,249
5.80%, 05/15/18	30	33,135
Voya Financial Inc.
5.70%, 07/15/43	25	28,257
XLIT Ltd.
5.50%, 03/31/45	50	46,603
6.50%, 10/29/49 (Call 04/15/17)[e]	25	19,750

		2,142,322
INTERNET — 0.29%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)[a,c]	200	196,258
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	47,437
2.60%, 12/05/19 (Call 11/05/19)	100	100,900
eBay Inc.
1.35%, 07/15/17	50	49,205
2.60%, 07/15/22 (Call 04/15/22)	100	90,526
4.00%, 07/15/42 (Call 01/15/42)	25	18,985
Symantec Corp.
4.20%, 09/15/20	50	50,927

		554,238
IRON & STEEL — 0.05%
Vale Overseas Ltd.
4.63%, 09/15/20[a]	50	50,184
6.88%, 11/21/36	35	29,923
Vale SA
5.63%, 09/11/42[a]	25	18,813

		98,920
LEISURE TIME — 0.10%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	200	198,323

		198,323

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
LODGING — 0.01%
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)	$20	$19,500

		19,500
MACHINERY — 0.25%
Caterpillar Financial Services Corp.
2.25%, 12/01/19[a]	50	49,975
Caterpillar Inc.
4.30%, 05/15/44 (Call 11/15/43)[a]	75	73,867
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	46,814
John Deere Capital Corp.
1.30%, 03/12/18	100	99,327
1.40%, 03/15/17	110	110,433
3.90%, 07/12/21[a]	45	47,803
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	35	33,876
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	20	19,586

		481,681
MANUFACTURING — 0.50%
3M Co.
2.00%, 08/07/20[a]	50	49,925
5.70%, 03/15/37	25	30,430
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	50	49,475
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	50	53,233
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	25	28,808
Eaton Corp.
4.00%, 11/02/32	50	47,822
General Electric Co.
4.13%, 10/09/42[a]	45	42,963
5.25%, 12/06/17	150	162,047
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,774
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/23	50	51,669
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	25,075
4.45%, 11/21/44 (Call 05/21/44)	50	51,038

Security	Principal (000s)	Value
Pentair Finance SA
2.65%, 12/01/19[a]	$20	$19,705
Textron Inc.
3.65%, 03/01/21	20	20,257
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	250	248,217
6.55%, 10/01/17	50	54,789

		961,227
MEDIA — 1.44%
21st Century Fox America Inc.
6.15%, 02/15/41	65	73,730
6.20%, 12/15/34	100	112,828
6.65%, 11/15/37	50	58,724
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)[a]	35	33,166
4.00%, 01/15/26 (Call 10/15/25)[a]	25	24,374
4.85%, 07/01/42 (Call 01/01/42)	50	45,840
CCO Safari II LLC
3.58%, 07/23/20 (Call 06/23/20)[c]	100	99,805
Comcast Corp.
2.85%, 01/15/23	10	9,771
3.60%, 03/01/24	20	20,395
4.20%, 08/15/34 (Call 02/15/34)	100	97,284
4.65%, 07/15/42	100	101,649
4.75%, 03/01/44	100	103,783
5.70%, 07/01/19	100	112,827
6.40%, 05/15/38[a]	50	62,164
6.55%, 07/01/39	15	18,844
6.95%, 08/15/37[a]	40	52,422
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
2.40%, 03/15/17	25	25,154
5.00%, 03/01/21[a]	75	80,227
5.15%, 03/15/42[a]	50	46,435
5.20%, 03/15/20	100	108,861
Discovery Communications LLC
3.30%, 05/15/22[a]	75	73,225
4.88%, 04/01/43	25	21,704
Historic TW Inc.
6.88%, 06/15/18	50	56,429
NBCUniversal Media LLC
5.95%, 04/01/41	30	35,633

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Scripps Networks Interactive Inc.
2.80%, 06/15/20 (Call 03/15/20)	$25	$24,622
Thomson Reuters Corp.
1.30%, 02/23/17	50	49,716
5.65%, 11/23/43 (Call 05/23/43)[a]	25	26,553
Time Warner Cable Inc.
5.85%, 05/01/17	100	105,868
6.55%, 05/01/37	156	158,103
6.75%, 06/15/39[a]	60	61,775
Time Warner Inc.
2.10%, 06/01/19	100	98,779
3.55%, 06/01/24 (Call 03/01/24)[a]	50	48,707
4.00%, 01/15/22	50	51,355
4.65%, 06/01/44 (Call 12/01/43)	100	93,776
6.50%, 11/15/36[a]	50	58,480
7.70%, 05/01/32	77	99,567
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)[a]	175	167,870
5.25%, 04/01/44 (Call 10/01/43)[a]	50	42,828
Walt Disney Co. (The)
1.85%, 05/30/19[a]	100	99,847
2.55%, 02/15/22	100	98,468

		2,761,588
METAL FABRICATE & HARDWARE — 0.03%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	50	48,965

		48,965
MINING — 0.58%
Barrick North America Finance LLC
4.40%, 05/30/21	85	79,872
5.75%, 05/01/43[a]	25	21,271
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22[a]	100	96,397
3.25%, 11/21/21	50	49,881
3.85%, 09/30/23[a]	25	25,310
5.00%, 09/30/43	150	154,060
Freeport-McMoRan Inc.
3.10%, 03/15/20[a]	50	42,875
3.55%, 03/01/22 (Call 12/01/21)[a]	25	19,250
5.45%, 03/15/43 (Call 09/15/42)[a]	50	35,750
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	50	46,252

Security	Principal (000s)	Value
Kinross Gold Corp.
5.95%, 03/15/24 (Call 12/15/23)[a]	$50	$41,961
Newmont Mining Corp.
6.25%, 10/01/39	50	44,120
Rio Tinto Finance USA Ltd.
3.50%, 11/02/20	50	51,569
5.20%, 11/02/40[a]	45	45,042
7.13%, 07/15/28[a]	25	30,801
Rio Tinto Finance USA PLC
2.25%, 12/14/18 (Call 11/14/18)	100	99,520
Southern Copper Corp.
5.25%, 11/08/42	100	80,450
6.75%, 04/16/40[a]	25	23,728
Teck Resources Ltd.
4.50%, 01/15/21 (Call 10/15/20)[a]	40	31,400
5.40%, 02/01/43 (Call 08/01/42)	25	16,375
6.25%, 07/15/41 (Call 01/15/41)	100	68,000

		1,103,884
OFFICE & BUSINESS EQUIPMENT — 0.09%
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	25	25,024
Xerox Corp.
2.75%, 03/15/19[a]	100	99,858
4.80%, 03/01/35[a]	30	27,498
5.63%, 12/15/19	25	27,419

		179,799
OIL & GAS — 2.84%
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	50	45,190
5.95%, 09/15/16	22	22,996
6.38%, 09/15/17	50	54,044
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	75	69,145
4.75%, 04/15/43 (Call 10/15/42)	50	45,408
5.10%, 09/01/40 (Call 03/01/40)	100	94,694
BP Capital Markets PLC
1.38%, 05/10/18[a]	100	98,752
1.67%, 02/13/18	75	74,859
1.85%, 05/05/17[a]	50	50,292
3.06%, 03/17/22	65	64,348
3.25%, 05/06/22	50	49,683
3.56%, 11/01/21	60	61,669

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Canadian Natural Resources Ltd.
3.90%, 02/01/25 (Call 11/01/24)[a]	$75	$69,121
6.25%, 03/15/38	50	50,042
Cenovus Energy Inc.
6.75%, 11/15/39	100	103,728
Chevron Corp.
1.35%, 11/15/17	150	149,460
Cimarex Energy Co.
4.38%, 06/01/24 (Call 03/01/24)	25	24,158
ConocoPhillips
6.50%, 02/01/39	50	59,944
ConocoPhillips Co.
2.20%, 05/15/20 (Call 04/15/20)[a]	35	34,625
3.35%, 11/15/24 (Call 08/15/24)[a]	100	96,520
4.15%, 11/15/34 (Call 05/15/34)[a]	100	94,019
ConocoPhillips Holding Co.
6.95%, 04/15/29	34	42,607
Continental Resources Inc./OK
4.50%, 04/15/23 (Call 01/15/23)[a]	25	22,446
5.00%, 09/15/22 (Call 03/15/17)[a]	50	45,125
Devon Energy Corp.
4.00%, 07/15/21 (Call 04/15/21)	100	101,805
5.60%, 07/15/41 (Call 01/15/41)	25	25,090
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	25	17,811
Ecopetrol SA
4.13%, 01/16/25	100	88,750
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	75	61,179
6.50%, 05/15/19	100	109,272
Ensco PLC
4.70%, 03/15/21[a]	60	54,827
EOG Resources Inc.
4.10%, 02/01/21	60	64,074
EQT Corp.
4.88%, 11/15/21	25	25,992
Exxon Mobil Corp.
0.92%, 03/15/17	50	49,795
1.82%, 03/15/19 (Call 02/15/19)[a]	15	15,013
1.91%, 03/06/20 (Call 02/06/20)[a]	100	99,015
3.57%, 03/06/45 (Call 09/06/44)[a]	50	45,921
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc.
6.88%, 02/15/23 (Call 02/15/18)	50	44,500

Security	Principal (000s)	Value
Hess Corp.
5.60%, 02/15/41	$50	$48,080
8.13%, 02/15/19	25	29,182
Husky Energy Inc.
7.25%, 12/15/19	65	74,368
Marathon Oil Corp.
6.00%, 10/01/17	48	51,397
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	50	43,983
Nabors Industries Inc.
4.63%, 09/15/21	25	23,726
Nexen Energy ULC
5.88%, 03/10/35	25	27,730
6.20%, 07/30/19	50	55,200
7.50%, 07/30/39	30	39,918
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	25	22,642
6.00%, 03/01/41 (Call 09/01/40)	80	79,045
8.25%, 03/01/19	25	28,932
Noble Holding International Ltd.
5.25%, 03/15/42	50	33,007
5.95%, 04/01/25 (Call 01/01/25)[a]	50	43,372
Occidental Petroleum Corp.
1.75%, 02/15/17[a]	100	100,443
3.50%, 06/15/25 (Call 03/15/25)[a]	50	49,381
Petrobras Global Finance BV
3.50%, 02/06/17[a]	50	48,105
5.63%, 05/20/43	50	34,595
5.75%, 01/20/20	199	181,712
5.88%, 03/01/18	100	97,566
6.25%, 03/17/24[a]	50	43,395
Petroleos Mexicanos
4.50%, 01/23/26[c]	200	190,250
5.50%, 06/27/44[a]	75	65,813
5.63%, 01/23/46[c]	250	221,875
5.75%, 03/01/18	50	53,688
Phillips 66
4.30%, 04/01/22[a]	25	25,941
4.65%, 11/15/34 (Call 05/15/34)	50	48,496
Pioneer Natural Resources Co.
3.95%, 07/15/22 (Call 04/15/22)[a]	25	24,409
Shell International Finance BV
2.13%, 05/11/20[a]	150	148,558
3.25%, 05/11/25	70	68,676

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.38%, 12/15/38	$85	$106,520
Statoil ASA
2.65%, 01/15/24	25	23,641
3.13%, 08/17/17	250	257,374
4.80%, 11/08/43	50	53,270
5.25%, 04/15/19	110	121,851
Suncor Energy Inc.
6.10%, 06/01/18	75	82,756
6.50%, 06/15/38	55	64,946
Talisman Energy Inc.
3.75%, 02/01/21 (Call 11/01/20)	50	47,310
6.25%, 02/01/38	50	44,787
Total Capital Canada Ltd.
1.45%, 01/15/18	50	49,846
2.75%, 07/15/23	50	47,700
Total Capital International SA
1.50%, 02/17/17	50	50,165
3.75%, 04/10/24[a]	50	50,805
Total Capital SA
2.13%, 08/10/18	50	50,417
Valero Energy Corp.
4.90%, 03/15/45[a]	25	22,510
6.63%, 06/15/37	25	27,554

		5,430,856
OIL & GAS SERVICES — 0.13%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	50	49,752
Cameron International Corp.
3.60%, 04/30/22 (Call 01/30/22)	50	50,139
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	47,825
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)[a]	50	45,480
Weatherford International Ltd./Bermuda
4.50%, 04/15/22 (Call 01/15/22)[a]	50	42,500
5.95%, 04/15/42 (Call 10/17/41)	25	19,125

		254,821
PHARMACEUTICALS — 1.61%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)[a]	35	33,667
AbbVie Inc.
1.75%, 11/06/17	63	62,877

Security	Principal (000s)	Value
1.80%, 05/14/18	$100	$99,339
2.50%, 05/14/20 (Call 04/14/20)	250	247,123
4.40%, 11/06/42	38	35,199
Actavis Funding SCS
1.85%, 03/01/17	100	99,836
3.00%, 03/12/20 (Call 02/12/20)[a]	100	99,070
4.75%, 03/15/45 (Call 09/15/44)[a]	200	182,480
4.85%, 06/15/44 (Call 12/15/43)[a]	25	23,026
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)[a]	25	23,050
Allergan Inc./U.S.
3.38%, 09/15/20[a]	10	9,992
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)[a]	50	48,207
AstraZeneca PLC
4.00%, 09/18/42[a]	30	28,834
6.45%, 09/15/37	25	31,799
Bristol-Myers Squibb Co.
3.25%, 11/01/23[a]	25	25,356
5.88%, 11/15/36	50	60,937
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[a]	35	34,998
Eli Lilly & Co.
1.25%, 03/01/18[a]	50	49,728
Express Scripts Holding Co.
1.25%, 06/02/17	100	99,240
3.50%, 06/15/24 (Call 03/15/24)[a]	50	48,157
4.75%, 11/15/21	20	21,334
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43[a]	50	49,254
5.38%, 04/15/34[a]	50	56,542
5.65%, 05/15/18[a]	38	41,970
GlaxoSmithKline Capital PLC
1.50%, 05/08/17	100	100,380
Johnson & Johnson
3.38%, 12/05/23[a]	50	51,915
4.85%, 05/15/41	30	33,590
5.55%, 08/15/17	50	54,149
McKesson Corp.
3.80%, 03/15/24 (Call 12/15/23)	50	50,622
4.88%, 03/15/44 (Call 09/15/43)	25	25,038
5.70%, 03/01/17	61	64,654
Mead Johnson Nutrition Co.
4.90%, 11/01/19	25	27,028

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Medco Health Solutions Inc.
7.13%, 03/15/18	$20	$22,339
Merck & Co. Inc.
1.30%, 05/18/18[a]	90	89,493
2.40%, 09/15/22 (Call 06/15/22)	20	19,242
2.80%, 05/18/23	100	97,946
3.88%, 01/15/21 (Call 10/15/20)	20	21,273
4.15%, 05/18/43	50	48,847
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	100	96,581
Novartis Capital Corp.
2.40%, 09/21/22[a]	30	29,047
3.70%, 09/21/42	50	47,195
Novartis Securities Investment Ltd.
5.13%, 02/10/19	60	66,539
Pfizer Inc.
1.10%, 05/15/17	100	99,897
3.40%, 05/15/24[a]	50	49,994
4.30%, 06/15/43[a]	25	24,432
6.20%, 03/15/19	100	113,574
Pharmacia Corp.
6.60%, 12/01/28	100	128,312
Sanofi
1.25%, 04/10/18[a]	50	49,514
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	36	40,062
Wyeth LLC
5.95%, 04/01/37	75	88,842
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	25	22,047

		3,074,567
PIPELINES — 1.31%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	25	23,401
Buckeye Partners LP
4.88%, 02/01/21 (Call 11/01/20)	25	25,208
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	25	26,901
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	30	30,166
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)[a]	50	44,719

Security	Principal (000s)	Value
Energy Transfer Partners LP
5.95%, 10/01/43 (Call 04/01/43)	$75	$69,767
6.13%, 02/15/17	50	52,544
6.63%, 10/15/36	25	24,724
6.70%, 07/01/18	75	81,941
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	60	56,915
4.85%, 03/15/44 (Call 09/15/43)	100	89,468
5.10%, 02/15/45 (Call 08/15/44)	125	115,813
6.50%, 01/31/19	50	56,430
Kinder Morgan Energy Partners LP
2.65%, 02/01/19[a]	50	48,812
3.45%, 02/15/23 (Call 11/15/22)	25	22,351
4.25%, 09/01/24 (Call 06/01/24)	50	46,176
5.00%, 10/01/21 (Call 07/01/21)	50	50,778
5.30%, 09/15/20	50	53,192
5.50%, 03/01/44 (Call 09/01/43)	50	42,734
6.00%, 02/01/17	100	104,709
6.95%, 01/15/38	100	101,208
Kinder Morgan Inc./DE
2.00%, 12/01/17	100	98,284
4.30%, 06/01/25 (Call 03/01/25)	50	46,116
5.05%, 02/15/46 (Call 08/15/45)[a]	50	40,196
Magellan Midstream Partners LP
4.25%, 02/01/21	20	20,592
ONEOK Partners LP
3.20%, 09/15/18 (Call 08/15/18)[a]	50	49,638
3.38%, 10/01/22 (Call 07/01/22)[a]	100	89,018
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	48,430
4.90%, 02/15/45 (Call 08/15/44)	25	22,512
6.65%, 01/15/37	125	135,609
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	100	97,088
Spectra Energy Capital LLC
3.30%, 03/15/23 (Call 12/15/22)	20	17,711
Spectra Energy Partners LP
5.95%, 09/25/43 (Call 03/25/43)[a]	25	25,192
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	50	42,461

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Texas Eastern Transmission LP
7.00%, 07/15/32	$100	$120,773
TransCanada PipeLines Ltd.
3.75%, 10/16/23 (Call 07/16/23)	25	24,567
5.00%, 10/16/43 (Call 04/16/43)	50	48,222
5.85%, 03/15/36	25	26,731
7.13%, 01/15/19	49	56,469
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	50	48,970
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)[a]	50	43,359
Williams Partners LP
3.90%, 01/15/25 (Call 10/15/24)[a]	50	44,807
4.50%, 11/15/23 (Call 08/15/23)	100	95,681
4.90%, 01/15/45 (Call 10/15/44)[a]	62	49,591
5.25%, 03/15/20[a]	44	47,125

		2,507,099
REAL ESTATE — 0.01%
Regency Centers LP
3.75%, 06/15/24 (Call 03/15/24)	25	24,720

		24,720
REAL ESTATE INVESTMENT TRUSTS — 0.99%
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,624
3.50%, 01/31/23	19	18,276
5.05%, 09/01/20[a]	50	54,022
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	50	48,598
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	52,395
3.80%, 02/01/24 (Call 11/01/23)	50	50,346
Camden Property Trust
2.95%, 12/15/22 (Call 09/15/22)	50	47,465
DDR Corp.
3.50%, 01/15/21 (Call 11/15/20)	55	55,281
Digital Realty Trust LP
3.95%, 07/01/22 (Call 05/01/22)	50	49,751
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	25,867
ERP Operating LP
4.75%, 07/15/20 (Call 04/15/20)	100	108,887

Security	Principal (000s)	Value
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	$50	$46,357
5.38%, 02/01/21 (Call 11/03/20)	25	27,396
Health Care REIT Inc.
2.25%, 03/15/18	50	50,058
4.50%, 01/15/24 (Call 10/15/23)	25	25,562
6.50%, 03/15/41 (Call 09/15/40)	100	118,987
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	75	77,712
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23 (Call 07/15/23)	25	24,063
Kilroy Realty LP
4.25%, 08/15/29 (Call 05/15/29)	25	23,855
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	47,682
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	50	51,034
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	100	88,573
Omega Healthcare Investors Inc.
6.75%, 10/15/22 (Call 10/15/15)	40	41,550
Prologis LP
6.88%, 03/15/20 (Call 12/16/19)	50	57,506
Realty Income Corp.
2.00%, 01/31/18 (Call 12/31/17)	50	49,997
4.65%, 08/01/23 (Call 05/01/23)	50	52,225
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	50	50,580
2.75%, 02/01/23 (Call 11/01/22)	75	71,489
3.38%, 10/01/24 (Call 07/01/24)	25	24,622
5.65%, 02/01/20 (Call 11/01/19)	200	225,274
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	50	43,867
Ventas Realty LP/Ventas Capital Corp.
4.00%, 04/30/19 (Call 01/30/19)	100	104,571
Weyerhaeuser Co.
7.38%, 03/15/32[a]	50	62,716

		1,901,188
RETAIL — 1.09%
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)[a]	50	48,989

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)[a]	$50	$48,513
Costco Wholesale Corp.
1.70%, 12/15/19	50	49,179
5.50%, 03/15/17	100	106,662
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)[a]	200	200,058
4.75%, 05/18/20 (Call 11/18/19)	25	27,212
5.13%, 07/20/45 (Call 01/20/45)	25	26,629
Home Depot Inc. (The)
2.25%, 09/10/18 (Call 08/10/18)[a]	25	25,442
3.75%, 02/15/24 (Call 11/15/23)[a]	25	26,057
4.88%, 02/15/44 (Call 08/15/43)	25	26,887
5.88%, 12/16/36	88	106,465
Kohl’s Corp.
4.00%, 11/01/21 (Call 08/01/21)	25	25,606
5.55%, 07/17/45 (Call 01/17/45)[a]	25	23,633
Lowe’s Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	50,198
6.88%, 02/15/28	25	32,079
Macy’s Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)[a]	25	25,305
4.30%, 02/15/43 (Call 08/15/42)	50	42,218
McDonald’s Corp.
2.20%, 05/26/20 (Call 04/26/20)[a]	25	24,620
3.70%, 02/15/42	50	42,522
5.35%, 03/01/18	50	54,317
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	100	105,667
5.00%, 01/15/44 (Call 07/15/43)	25	26,186
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	25	21,690
Starbucks Corp.
2.70%, 06/15/22 (Call 04/15/22)	50	49,835
Target Corp.
4.00%, 07/01/42[a]	75	72,096
Wal-Mart Stores Inc.
3.25%, 10/25/20[a]	75	78,581
3.30%, 04/22/24 (Call 01/22/24)[a]	100	100,796
4.00%, 04/11/43 (Call 10/11/42)	50	47,956
4.25%, 04/15/21[a]	45	49,199
5.00%, 10/25/40	20	21,998
6.20%, 04/15/38[a]	100	126,242

Security	Principal (000s)	Value
6.50%, 08/15/37	$150	$194,989
Walgreen Co.
3.10%, 09/15/22	75	72,454
Walgreens Boots Alliance Inc.
3.80%, 11/18/24 (Call 08/18/24)[a]	100	96,957

		2,077,237
SEMICONDUCTORS — 0.20%
Intel Corp.
1.35%, 12/15/17[a]	150	149,625
4.25%, 12/15/42[a]	30	28,185
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)[a]	50	49,954
QUALCOMM Inc.
2.25%, 05/20/20[a]	130	128,319
Xilinx Inc.
3.00%, 03/15/21[a]	25	25,137

		381,220
SOFTWARE — 0.52%
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	50	48,027
Autodesk Inc.
4.38%, 06/15/25 (Call 03/15/25)	40	39,918
Fidelity National Information Services Inc.
3.88%, 06/05/24 (Call 03/05/24)	75	70,076
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	50	49,871
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)[a]	25	24,045
3.75%, 05/01/43 (Call 11/01/42)	50	45,703
3.75%, 02/12/45 (Call 08/12/44)[a]	100	91,130
4.00%, 02/08/21[a]	50	54,287
4.00%, 02/12/55 (Call 08/12/54)[a]	25	22,992
4.50%, 10/01/40	60	61,154
4.88%, 12/15/43 (Call 06/15/43)	25	27,091
Oracle Corp.
1.20%, 10/15/17	80	79,681
2.25%, 10/08/19	100	100,577
2.95%, 05/15/25 (Call 02/15/25)[a]	100	95,894
3.63%, 07/15/23[a]	50	51,288
4.30%, 07/08/34 (Call 01/08/34)	75	73,638
5.38%, 07/15/40	60	66,912

		1,002,284

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
TELECOMMUNICATIONS — 2.21%
America Movil SAB de CV
5.63%, 11/15/17[a]	$50	$54,160
AT&T Inc.
1.70%, 06/01/17[a]	60	60,009
2.30%, 03/11/19[a]	100	99,959
2.38%, 11/27/18	100	100,473
2.45%, 06/30/20 (Call 05/30/20)[a]	150	146,690
3.90%, 03/11/24 (Call 12/11/23)[a]	125	125,698
4.30%, 12/15/42 (Call 06/15/42)	100	85,232
4.35%, 06/15/45 (Call 12/15/44)	50	42,637
4.50%, 05/15/35 (Call 11/15/34)	50	46,044
5.35%, 09/01/40[a]	75	73,553
5.80%, 02/15/19[a]	100	110,711
6.15%, 09/15/34	100	107,697
6.50%, 09/01/37[a]	50	56,041
6.55%, 02/15/39[a]	40	45,137
British Telecommunications PLC
9.63%, 12/15/30	131	191,584
Cisco Systems Inc.
1.65%, 06/15/18	100	99,911
2.13%, 03/01/19[a]	50	50,325
3.63%, 03/04/24[a]	25	25,690
4.95%, 02/15/19[a]	75	82,319
5.50%, 01/15/40	30	34,349
Corning Inc.
4.75%, 03/15/42[a]	25	26,190
Deutsche Telekom International Finance BV
8.75%, 06/15/30	61	86,291
Embarq Corp.
8.00%, 06/01/36[a]	25	26,250
GTE Corp.
6.94%, 04/15/28	50	58,476
Harris Corp.
4.40%, 12/15/20	125	131,047
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)[a]	50	49,678
Motorola Solutions Inc.
3.50%, 03/01/23	33	29,117
New Cingular Wireless Services Inc.
8.75%, 03/01/31	35	48,145

Security	Principal (000s)	Value
Orange SA
2.75%, 02/06/19[a]	$100	$101,667
5.38%, 01/13/42	25	25,905
9.00%, 03/01/31[a]	32	45,291
Qwest Corp.
6.75%, 12/01/21[a]	35	37,712
7.13%, 11/15/43 (Call 10/01/15)	50	49,000
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)[a]	50	50,330
5.00%, 03/15/44 (Call 09/15/43)	50	49,010
Telefonica Europe BV
8.25%, 09/15/30	87	115,634
Verizon Communications Inc.
2.00%, 11/01/16[a]	50	50,409
2.55%, 06/17/19	100	100,930
3.50%, 11/01/21	50	50,854
3.65%, 09/14/18	50	52,415
4.15%, 03/15/24 (Call 12/15/23)	125	128,079
4.40%, 11/01/34 (Call 05/01/34)	450	416,259
5.05%, 03/15/34 (Call 12/15/33)[a]	100	99,251
5.15%, 09/15/23[a]	50	54,633
6.55%, 09/15/43	100	117,931
7.35%, 04/01/39	164	203,990
Vodafone Group PLC
1.50%, 02/19/18	254	249,739
4.63%, 07/15/18[a]	50	52,922
6.15%, 02/27/37	75	79,702

		4,225,076
TRANSPORTATION — 0.71%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)[a]	50	47,620
3.05%, 03/15/22 (Call 12/15/21)	100	98,881
3.05%, 09/01/22 (Call 06/01/22)[a]	160	157,311
4.55%, 09/01/44 (Call 03/01/44)	25	24,168
5.15%, 09/01/43 (Call 03/01/43)	100	105,427
6.15%, 05/01/37	62	73,634
Canadian National Railway Co.
2.95%, 11/21/24 (Call 08/21/24)	50	48,885
4.50%, 11/07/43 (Call 05/07/43)	25	26,124
Canadian Pacific Railway Co.
5.95%, 05/15/37	25	28,472
Con–way Inc.
6.70%, 05/01/34	25	26,676

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CSX Corp.
3.40%, 08/01/24 (Call 05/01/24)[a]	$50	$49,810
5.50%, 04/15/41 (Call 10/15/40)	50	54,666
6.00%, 10/01/36	50	58,098
FedEx Corp.
3.90%, 02/01/35[a]	50	45,821
4.90%, 01/15/34	100	103,026
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	50	49,835
Norfolk Southern Corp.
4.84%, 10/01/41	62	62,311
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)	50	50,221
2.88%, 09/01/20 (Call 08/01/20)	45	45,026
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	50	49,973
4.75%, 12/15/43 (Call 06/15/43)	50	52,682
United Parcel Service Inc.
2.45%, 10/01/22[a]	100	97,631

		1,356,298
TRUCKING & LEASING — 0.01%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	25	25,777

		25,777
WATER — 0.03%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	50	49,875

		49,875

TOTAL CORPORATE BONDS & NOTES
(Cost: $70,215,076)		69,042,863

FOREIGN GOVERNMENT OBLIGATIONS[f] — 5.06%

BRAZIL — 0.26%
Brazilian Government International Bond
4.25%, 01/07/25[a]	200	184,900
4.88%, 01/22/21[a]	100	102,100
7.13%, 01/20/37[a]	155	164,300
8.00%, 01/15/18	42	44,958

		496,258

Security	Principal (000s)	Value
CANADA — 0.62%
Canada Government International Bond
0.88%, 02/14/17	$225	$225,795
Export Development Canada
0.75%, 12/15/17[a]	25	24,880
1.50%, 10/03/18	25	25,204
1.63%, 12/03/19[a]	50	50,133
Province of British Columbia Canada
2.00%, 10/23/22[a]	50	49,372
Province of Manitoba Canada
1.30%, 04/03/17	10	10,057
3.05%, 05/14/24	50	51,468
Province of Ontario Canada
1.10%, 10/25/17[a]	100	99,889
1.65%, 09/27/19[a]	50	49,717
2.00%, 09/27/18[a]	150	152,421
3.15%, 12/15/17[a]	50	52,209
3.20%, 05/16/24	100	104,332
4.40%, 04/14/20[a]	55	61,122
4.95%, 11/28/16	30	31,598
Province of Quebec Canada
2.63%, 02/13/23[a]	100	100,974
2.88%, 10/16/24	100	101,491

		1,190,662
CHILE — 0.06%
Chile Government International Bond
3.88%, 08/05/20	100	107,650

		107,650
COLOMBIA — 0.17%
Colombia Government International Bond
6.13%, 01/18/41[a]	100	103,500
8.13%, 05/21/24[a]	175	217,000

		320,500
GERMANY — 0.10%
FMS Wertmanagement AoeR
0.63%, 01/30/17	200	199,839

		199,839

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
ISRAEL — 0.06%
Israel Government International Bond
5.13%, 03/26/19	$100	$112,000

		112,000
ITALY — 0.06%
Italy Government International Bond
5.25%, 09/20/16	50	51,993
5.38%, 06/15/33	50	57,359

		109,352
JAPAN — 0.21%
Japan Bank for International Cooperation/Japan
1.75%, 07/31/18	200	201,931
1.75%, 05/28/20	200	198,641

		400,572
MEXICO — 0.35%
Mexico Government International Bond
3.60%, 01/30/25[a]	400	393,000
4.60%, 01/23/46	200	182,500
4.75%, 03/08/44[a]	100	94,000

		669,500
PANAMA — 0.06%
Panama Government International Bond
6.70%, 01/26/36	100	121,000

		121,000
PERU — 0.12%
Peruvian Government International Bond
4.13%, 08/25/27	100	98,500
6.55%, 03/14/37[a]	105	126,000

		224,500
PHILIPPINES — 0.14%
Philippine Government International Bond
6.38%, 10/23/34	100	133,000
7.75%, 01/14/31	100	145,000

		278,000
POLAND — 0.07%
Poland Government International Bond
4.00%, 01/22/24	75	78,900

Security	Principal (000s)	Value
6.38%, 07/15/19	$50	$57,813

		136,713
SOUTH AFRICA — 0.05%
South Africa Government International Bond
4.67%, 01/17/24[a]	100	99,750

		99,750
SOUTH KOREA — 0.14%
Export-Import Bank of Korea
4.00%, 01/29/21[a]	150	159,348
Republic of Korea
7.13%, 04/16/19	100	118,169

		277,517
SUPRANATIONAL — 2.21%
African Development Bank
1.13%, 03/15/17[a]	25	25,138
1.25%, 09/02/16	200	201,400
2.38%, 09/23/21	50	51,221
Asian Development Bank
0.75%, 01/11/17	100	100,143
0.75%, 07/28/17	150	149,682
1.50%, 09/28/18	50	50,421
1.63%, 08/26/20[a]	30	29,885
1.75%, 03/21/19	20	20,245
2.00%, 01/22/25	100	96,866
Corp. Andina de Fomento
4.38%, 06/15/22	50	54,189
Council of Europe Development Bank
1.13%, 05/31/18	75	74,909
European Bank for Reconstruction & Development
1.00%, 02/16/17	50	50,231
1.00%, 09/17/18	50	49,606
1.88%, 02/23/22[a]	50	49,590
European Investment Bank
1.00%, 06/15/18	325	323,271
1.13%, 12/15/16	200	201,238
1.13%, 09/15/17	225	225,779
1.63%, 03/16/20[a]	200	199,778
1.88%, 02/10/25[a]	200	190,619
2.25%, 08/15/22[a]	250	251,915
Inter-American Development Bank
0.63%, 09/12/16[a]	200	200,161

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.13%, 11/09/20	$100	$101,897
3.88%, 02/14/20	110	120,773
4.38%, 01/24/44[a]	50	60,198
5.13%, 09/13/16	83	86,904
International Bank for Reconstruction & Development
0.75%, 12/15/16[a]	200	200,279
1.00%, 06/15/18[a]	250	249,181
1.88%, 10/07/19[a]	125	126,855
2.13%, 02/13/23[a]	100	100,234
2.50%, 07/29/25	150	151,125
International Finance Corp.
1.00%, 04/24/17[a]	75	75,284
1.13%, 11/23/16	50	50,308
1.63%, 07/16/20	200	199,854
1.75%, 09/16/19[a]	100	100,937

		4,220,116
SWEDEN — 0.03%
Svensk Exportkredit AB
5.13%, 03/01/17	50	53,181

		53,181
TURKEY — 0.30%
Turkey Government International Bond
3.25%, 03/23/23[a]	200	182,000
4.88%, 04/16/43	200	174,750
5.75%, 03/22/24[a]	200	212,250

		569,000
URUGUAY — 0.05%
Uruguay Government International Bond
4.50%, 08/14/24[a]	50	51,125
7.63%, 03/21/36[a]	35	45,325

		96,450

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,850,189)		9,682,560

Security	Principal (000s)	Value
MUNICIPAL DEBT OBLIGATIONS — 1.27%

CALIFORNIA — 0.44%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	$50	$64,860
Bay Area Toll Authority RB BAB
Series S1
7.04%, 04/01/50	40	54,075
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
Series DE
6.00%, 11/01/40	25	31,012
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	30	41,195
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	30	40,476
Los Angeles Unified School District/CA GO BAB
6.76%, 07/01/34	50	65,407
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series F
6.58%, 05/15/49	100	127,483
State of California GO BAB
7.30%, 10/01/39	50	69,212
7.50%, 04/01/34[a]	110	153,328
7.55%, 04/01/39	100	144,092
University of California RB
Series AD
4.86%, 05/15/12	50	47,205

		838,345
COLORADO — 0.01%
Denver City & County School District No. 1 COP
Series B
4.24%, 12/15/37	25	24,847

		24,847

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CONNECTICUT — 0.02%
State of Connecticut GO BAB
5.63%, 12/01/29	$25	$29,378

		29,378
FLORIDA — 0.03%
State Board of Administration Finance Corp. RB
Series A
3.00%, 07/01/20	50	50,889

		50,889
GEORGIA — 0.01%
Municipal Electric Authority of Georgia RB BAB Project M, Series 2010A
6.66%, 04/01/57	20	23,121

		23,121
ILLINOIS — 0.13%
State of Illinois GO
5.10%, 06/01/33[a]	225	208,771
5.65%, 12/01/38	50	47,095

		255,866
MASSACHUSETTS — 0.05%
Commonwealth of Massachusetts GOL BAB
Series E
5.46%, 12/01/39	75	94,192

		94,192
NEW JERSEY — 0.08%
New Jersey Economic Development Authority RB
Series B
0.00%, 02/15/23 (AGM)	100	70,799
New Jersey Transportation Trust Fund Authority RB BAB
Series C
5.75%, 12/15/28	80	82,819

		153,618
NEW YORK — 0.26%
City of New York NY GO BAB
5.97%, 03/01/36	50	61,965

Security	Principal (000s)	Value
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	$40	$57,582
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	50	57,165
New York City Water & Sewer System RB BAB
6.01%, 06/15/42	75	96,004
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	60	71,203
Port Authority of New York & New Jersey RB
5.65%, 11/01/40	50	59,030
5.86%, 12/01/24	25	30,320
Series 181
4.96%, 08/01/46	50	54,218

		487,487
OHIO — 0.03%
American Municipal Power Inc. RB BAB
Series E
6.27%, 02/15/50	25	29,766
Ohio State Water Development Authority RB BAB
4.88%, 12/01/34	25	28,168

		57,934
OREGON — 0.09%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	100	116,015
State of Oregon GO
5.89%, 06/01/27	50	60,017

		176,032
SOUTH CAROLINA — 0.02%
South Carolina State Public Service Authority RB
Series C
5.78%, 12/01/41	40	46,538

		46,538

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
TEXAS — 0.08%
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	$30	$37,846
North Texas Tollway Authority RB BAB
6.72%, 01/01/49[a]	25	33,841
State of Texas GO BAB
5.52%, 04/01/39	25	31,663
Texas Transportation Commission State Highway Fund RB BAB
Series B
5.18%, 04/01/30[a]	25	28,769
University of Texas System (The) RB BAB
Series D
5.13%, 08/15/42	25	29,728

		161,847
WASHINGTON — 0.02%
State of Washington GO BAB
5.14%, 08/01/40	25	29,684

		29,684

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $2,428,884)		2,429,778

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.37%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.16%
Federal Home Loan Banks
0.63%, 12/28/16[a]	800	799,984
5.00%, 11/17/17[a]	890	969,683
Federal Home Loan Mortgage Corp.
0.88%, 03/07/18	100	99,683
1.75%, 05/30/19	140	141,804
2.00%, 10/09/19	700	715,661
2.38%, 01/13/22[a]	700	712,929
2.51%, 11/08/23 (Call 11/08/15)[a]	260	253,791
4.88%, 06/13/18	354	390,452
5.63%, 11/23/35 (Call 11/23/15)	360	364,092
6.75%, 09/15/29	350	504,333

Security	Principal (000s)	Value
Federal National Mortgage Association
1.25%, 01/30/17[a]	$260	$262,109
1.50%, 06/22/20[a]	800	793,903
1.63%, 11/27/18[a]	100	101,227
1.75%, 09/12/19	1,200	1,212,813
5.38%, 06/12/17[a]	185	200,047
5.63%, 07/15/37	86	116,537
6.25%, 05/15/29	200	274,666
Tennessee Valley Authority
3.50%, 12/15/42[a]	50	48,047

		7,961,761

U.S. GOVERNMENT OBLIGATIONS — 52.21%
U.S. Treasury Note/Bond
0.50%, 11/30/16	2,000	1,999,260
0.50%, 04/30/17[a]	5,000	4,986,950
0.63%, 11/30/17	500	497,310
0.75%, 10/31/17	420	419,328
0.75%, 04/15/18[a]	1,800	1,789,182
0.88%, 11/30/16	1,000	1,004,270
0.88%, 07/31/19[a]	2,650	2,600,260
1.00%, 12/15/17	500	501,450
1.00%, 03/15/18[a]	5,000	5,005,650
1.00%, 11/30/19	250	245,430
1.13%, 12/31/19[a]	1,520	1,498,902
1.13%, 04/30/20	250	245,578
1.25%, 10/31/18	2,350	2,357,285
1.25%, 11/30/18[a]	820	821,935
1.38%, 11/30/18	700	704,655
1.38%, 01/31/20	1,750	1,742,492
1.38%, 04/30/20[a]	6,500	6,462,625
1.50%, 08/31/18[a]	3,000	3,035,640
1.50%, 12/31/18[a]	400	403,820
1.50%, 05/31/20[a]	900	899,730
1.63%, 08/15/22	4,200	4,113,102
1.63%, 11/15/22[a]	250	244,225
1.75%, 04/30/22	500	494,970
1.75%, 05/15/22[a]	600	593,898
1.75%, 05/15/23[a]	315	308,294
1.88%, 08/31/17	6,000	6,130,200
1.88%, 10/31/17	500	511,105
1.88%, 06/30/20	6,000	6,092,340
1.88%, 05/31/22[a]	1,000	997,400

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GOVERNMENT/CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
2.00%, 07/31/20[a]	$200	$204,180
2.00%, 11/15/21	1,000	1,009,010
2.00%, 02/15/22	4,000	4,033,680
2.00%, 02/15/25	750	736,905
2.13%, 12/31/21[a]	700	710,836
2.13%, 06/30/22	150	152,052
2.13%, 05/15/25[a]	2,800	2,778,720
2.25%, 11/15/24	170	170,886
2.38%, 07/31/17	3,000	3,093,240
2.38%, 06/30/18	620	642,909
2.50%, 06/30/17	1,400	1,445,416
2.50%, 08/15/23	300	309,762
2.50%, 02/15/45[a]	1,800	1,637,100
2.63%, 04/30/18[a]	180	187,704
2.75%, 11/30/16[a]	5,650	5,805,771
2.75%, 02/15/19	750	788,452
2.75%, 11/15/23	300	315,441
2.75%, 02/15/24	600	630,150
2.88%, 08/15/45	650	642,512
3.00%, 05/15/42[a]	170	172,249
3.00%, 05/15/45[a]	3,350	3,387,688
3.13%, 02/15/43[a]	130	134,472
3.25%, 12/31/16	3,200	3,312,992
3.25%, 03/31/17	262	272,734
3.38%, 05/15/44	450	487,922
3.75%, 11/15/43[a]	200	232,446
3.88%, 08/15/40	30	35,337
4.25%, 11/15/40[a]	160	199,558
4.38%, 11/15/39[a]	1,700	2,153,577
4.38%, 05/15/40[a]	1,250	1,584,338
4.50%, 08/15/39	338	435,415
4.63%, 11/15/16[a]	276	289,579
4.63%, 02/15/40[a]	1,150	1,508,708
4.75%, 02/15/37[a]	100	133,486
5.25%, 02/15/29[a]	150	198,222
5.38%, 02/15/31[a]	200	273,188
6.13%, 08/15/29	600	859,170
6.88%, 08/15/25[a]	600	853,650
7.63%, 02/15/25[a]	600	882,804
8.13%, 08/15/19[a]	360	454,291

		99,863,838

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $108,003,475)		107,825,599

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 41.01%

MONEY MARKET FUNDS — 41.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,g,h]	$67,584	$67,584,467
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,g,h]	8,720	8,720,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,g]	2,124	2,124,411

		78,429,176

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,429,176)		78,429,176

TOTAL INVESTMENTS IN SECURITIES — 139.81%
(Cost: $268,926,800)		267,409,976
Other Assets, Less Liabilities — (39.81)%		(76,143,574)

NET ASSETS — 100.00%		$191,266,402

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

RB  —  Revenue Bond

Insured by:

AGM   —   Assured Guaranty Municipal Corp.

NPFGC  —   National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	Variable rate security. Rate shown is as of report date.
[f]	Investments are denominated in U.S. dollars.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® AGENCY BOND ETF

August 31, 2015

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[a] — 4.29%

ISRAEL — 3.17%
Israel Government AID Bond
0.00%, 09/15/20	$4	$3,617
5.50%, 09/18/23	12,500	15,283,670
5.50%, 12/04/23	2,500	3,064,836

		18,352,123
JORDAN — 0.63%
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/20	250	258,320
2.58%, 06/30/22	1,000	1,017,732
3.00%, 06/30/25	2,300	2,349,280

		3,625,332
UKRAINE — 0.49%
Ukraine Government AID Bond
1.85%, 05/29/20	2,849	2,868,963

		2,868,963

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $24,441,602)		24,846,418

U.S. GOVERNMENT AGENCY OBLIGATIONS — 93.43%
Fannie Mae Principal Strip
0.00%, 03/23/28	100	66,841
0.01%, 11/15/30	1,600	947,645
Federal Farm Credit Banks
0.21%, 09/14/16[b]	75	75,060
0.50%, 08/23/16	2,000	2,000,273
1.03%, 05/11/18	6,000	5,981,066
1.13%, 03/12/18	5,000	5,004,550
1.69%, 04/09/20 (Call 09/08/15)	50	49,958
2.00%, 04/04/22	489	483,695
2.50%, 04/09/26	500	491,095
3.35%, 03/23/33	100	97,796
3.39%, 03/20/34	100	97,586
4.88%, 01/27/20	250	286,554
5.13%, 07/09/29	267	326,979
5.15%, 11/15/19	1,889	2,168,655
5.41%, 04/17/36	250	312,311
Federal Home Loan Bank of Chicago
5.63%, 06/13/16	600	623,692

Security	Principal (000s)	Value
Federal Home Loan Banks
0.63%, 11/23/16[c]	$63,500	$63,521,825
1.00%, 06/09/17	3,000	3,016,387
1.13%, 04/25/18	500	501,271
1.63%, 12/09/16[c]	15,020	15,212,959
2.13%, 12/08/17	3,825	3,922,021
2.75%, 06/08/18	100	104,443
2.88%, 09/11/20	1,835	1,924,276
2.88%, 06/13/25	2,000	2,021,344
3.13%, 12/08/17	385	404,244
4.00%, 09/01/28	810	897,903
4.11%, 04/18/18	3,000	3,231,321
4.13%, 12/13/19	350	387,553
4.50%, 09/13/19	1,500	1,677,209
5.25%, 12/11/20	1,500	1,766,592
5.38%, 09/09/16	1,000	1,050,492
5.38%, 08/15/18	1,385	1,550,535
5.38%, 05/15/19	65	74,765
5.38%, 08/15/24	520	640,442
5.50%, 07/15/36	630	825,238
5.63%, 03/14/36	500	659,597
5.75%, 06/12/26	6,000	7,760,672
Federal Home Loan Mortgage Corp.
0.01%, 11/29/19	2,723	2,492,656
0.88%, 10/14/16	133	133,486
0.88%, 03/07/18	35,900	35,786,298
1.00%, 06/29/17	830	833,810
1.02%, 10/16/17 (Call 10/16/15)	11,205	11,203,673
1.14%, 10/15/18 (Call 10/15/15)	800	795,972
1.20%, 06/12/18 (Call 09/12/15)	10,000	9,986,842
1.25%, 05/12/17[c]	5,000	5,043,017
1.25%, 08/01/19[c]	6,500	6,451,977
1.25%, 10/02/19	140	138,615
1.38%, 05/01/20[c]	2,000	1,978,136
1.75%, 05/30/19	30,500	30,892,938
2.00%, 10/09/19	1,000	1,022,373
2.38%, 01/13/22	6,460	6,579,316
6.25%, 07/15/32	9,747	13,689,299
6.75%, 03/15/31[c]	16,360	23,652,694
Federal National Mortgage Association
0.00%, 11/15/16	4,000	3,954,584
0.01%, 06/01/17	95,177	93,855,762
0.01%, 10/09/19	14,500	13,367,583

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2015

Security	Principal (000s)	Value
0.01%, 05/15/30	$61	$36,944
1.13%, 04/27/17[c]	13,700	13,793,402
1.13%, 07/20/18	25,000	25,000,015
1.13%, 10/19/18	10,000	9,973,785
1.25%, 06/20/18 (Call 09/20/15)	13,952	13,943,005
1.50%, 06/22/20[c]	200	198,476
1.63%, 01/21/20[c]	9,343	9,367,269
1.75%, 09/12/19	10,000	10,106,773
2.63%, 09/06/24	200	202,032
5.38%, 06/12/17[c]	3,500	3,784,683
5.63%, 07/15/37	91	123,312
6.00%, 04/18/36 (Call 04/18/16)	1,167	1,207,351
6.21%, 08/06/38	647	943,877
6.32%, 12/20/27	1,890	2,514,242
8.28%, 01/10/25	350	511,855
Financing Corp.
9.80%, 11/30/17	400	478,782
10.70%, 10/06/17	780	938,329
Financing Corp.
0.00%, 11/11/16	3,167	3,133,278
0.00%, 12/06/16	3,927	3,887,345
0.00%, 11/30/17	235	229,345
0.00%, 02/08/18	540	526,301
0.00%, 05/11/18	350	337,867
0.00%, 08/03/18	600	578,649
0.00%, 12/27/18	30	28,603
0.00%, 03/07/19	3,275	3,106,691
0.00%, 09/26/19	962	897,648
0.01%, 02/08/18	90	87,717
0.01%, 11/02/18	1,035	989,872
8.60%, 09/26/19	5,500	7,060,644
9.40%, 02/08/18	165	198,360
9.65%, 11/02/18[c]	2,035	2,570,650
9.80%, 04/06/18	4,085	4,999,988
10.35%, 08/03/18	3,135	3,977,336
Navient Solutions Inc.
0.01%, 10/03/22	3,770	3,140,549
NCUA Guaranteed Notes
Series A4
3.00%, 06/12/19	500	529,112
Series A5
3.45%, 06/12/21	999	1,083,315

Security	Principal or Shares (000s)	Value
Private Export Funding Corp.
Series DD
2.13%, 07/15/16	$2,500	$2,526,142
Series HH
1.45%, 08/15/19	1,500	1,485,660
Series JJ
1.88%, 07/15/18	750	760,852
Series KK
3.55%, 01/15/24	5,000	5,339,400
Series MM
2.30%, 09/15/20	1,000	1,010,400
Tennessee Valley Authority
3.50%, 12/15/42[c]	1,000	960,943
4.50%, 04/01/18	216	235,400
4.63%, 09/15/60	511	563,216
5.25%, 09/15/39	1,750	2,185,942
5.50%, 07/18/17	1,000	1,088,051
5.88%, 04/01/36	1,750	2,322,829

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $537,240,828)		540,990,113

SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	23,200	23,199,694
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e,f]	2,993	2,993,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	118	117,543

		26,310,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,310,651)		26,310,651

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® AGENCY BOND ETF

August 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 102.27%
(Cost: $587,993,081)	$592,147,182
Other Assets, Less Liabilities — (2.27)%	(13,138,244)

NET ASSETS — 100.00%	$579,008,938

[a]	Investments are denominated in U.S. dollars.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MBS ETF

August 31, 2015

Security	Principal (000s)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.03%

MORTGAGE-BACKED SECURITIES — 99.03%
Federal Home Loan Mortgage Corp.
1.76%, 06/01/43[a]	$1,726	$1,766,468
2.38%, 12/01/33[a]	204	217,806
2.46%, 12/01/38[a]	3,928	4,216,897
2.47%, 05/01/43[a]	1,213	1,234,282
2.50%, 02/01/28	22,049	22,601,825
2.50%, 10/01/29	494	501,953
2.50%, 02/01/30	3,352	3,405,901
2.50%, 04/01/30	12,854	13,061,167
2.50%, 05/01/30	14,969	15,213,013
2.50%, 06/01/30	53,258	54,114,457
2.50%, 09/01/30[b]	8,750	8,879,883
2.50%, 02/01/43	2,328	2,257,048
2.50%, 03/01/43	279	270,308
2.50%, 04/01/43	983	953,277
2.50%, 06/01/43	835	809,637
2.50%, 07/01/43	3,231	3,132,962
2.50%, 08/01/43	343	332,353
2.50%, 04/01/45	320	310,135
2.52%, 08/01/43[a]	459	467,764
2.60%, 01/01/42[a]	4,849	5,114,636
2.89%, 09/01/41[a]	3,275	3,492,432
2.97%, 05/01/42[a]	2,262	2,333,209
3.00%, 01/01/21	30	31,588
3.00%, 09/01/21	472	491,106
3.00%, 10/01/22	99	102,844
3.00%, 04/01/27	3,358	3,488,599
3.00%, 05/01/27	19,657	20,417,897
3.00%, 06/01/27	5,386	5,593,937
3.00%, 07/01/27	580	602,030
3.00%, 08/01/27	1,695	1,760,613
3.00%, 09/01/27	9,609	9,983,202
3.00%, 11/01/27	2,587	2,688,629
3.00%, 12/01/27	1,831	1,902,946
3.00%, 01/01/28	987	1,024,888
3.00%, 11/01/28	398	413,600
3.00%, 05/01/29	23,683	24,574,894
3.00%, 11/01/29	1,061	1,100,942
3.00%, 03/01/30	1,822	1,890,984

Security	Principal (000s)	Value
3.00%, 05/01/30	$11,318	$11,744,596
3.00%, 06/01/30	5,827	6,048,793
3.00%, 09/01/30[b]	13,000	13,473,281
3.00%, 05/01/33	10,172	10,468,814
3.00%, 04/01/43	68,363	68,725,354
3.00%, 02/01/45	5,901	5,929,044
3.00%, 03/01/45	490	491,873
3.00%, 04/01/45	119,287	119,701,633
3.00%, 05/01/45	3,468	3,479,850
3.00%, 09/01/45[b]	112,250	112,513,086
3.05%, 11/01/40[a]	1,873	1,996,780
3.12%, 08/01/41[a]	626	663,400
3.16%, 11/01/40[a]	1,517	1,618,738
3.21%, 11/01/40[a]	2,824	2,973,353
3.35%, 07/01/41[a]	345	363,957
3.46%, 11/01/41[a]	7,104	7,478,713
3.50%, 11/01/25	7,916	8,352,402
3.50%, 03/01/26	4,751	5,013,470
3.50%, 06/01/26	2,115	2,231,517
3.50%, 08/01/26	2,345	2,474,569
3.50%, 09/01/30[b]	20,000	21,043,750
3.50%, 05/01/35	24,247	25,524,693
3.50%, 10/01/42	4,525	4,703,628
3.50%, 11/01/42	3,897	4,051,645
3.50%, 06/01/43	5,237	5,449,522
3.50%, 08/01/45	3,013	3,124,600
3.50%, 09/01/45[b]	430,400	445,396,750
4.00%, 05/01/25	5,010	5,346,445
4.00%, 10/01/25	3,719	3,968,840
4.00%, 02/01/26	3,744	3,996,524
4.00%, 09/01/30[b]	4,443	4,649,183
4.00%, 09/01/41	12,700	13,559,103
4.00%, 02/01/42	21,710	23,168,506
4.00%, 07/01/44	10,889	11,676,696
4.00%, 09/01/45[b]	284,373	301,613,113
4.50%, 04/01/22	2,226	2,327,309
4.50%, 05/01/23	3,161	3,305,283
4.50%, 07/01/24	2,047	2,163,536
4.50%, 08/01/24	648	694,416
4.50%, 09/01/24	1,108	1,187,047
4.50%, 10/01/24	1,605	1,723,430
4.50%, 08/01/30	4,528	4,935,779
4.50%, 09/01/30[b]	2,831	2,937,163
4.50%, 03/01/39	10,896	11,996,627

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2015

Security	Principal (000s)	Value
4.50%, 05/01/39	$12,607	$13,873,787
4.50%, 10/01/39	14,417	15,642,935
4.50%, 09/01/40	11,919	12,928,060
4.50%, 02/01/41	10,914	11,860,972
4.50%, 05/01/41	12,628	13,958,146
4.50%, 09/01/45[b]	121,150	131,107,016
5.00%, 11/01/18	993	1,048,641
5.00%, 08/01/19	1,329	1,384,671
5.00%, 12/01/24	3,421	3,629,811
5.00%, 08/01/25	2,727	2,988,837
5.00%, 09/01/30[b]	161	167,692
5.00%, 06/01/33	1,114	1,238,100
5.00%, 12/01/33	3,817	4,244,402
5.00%, 07/01/35	13,069	14,462,464
5.00%, 01/01/36	2,052	2,258,566
5.00%, 01/01/37	2,434	2,681,937
5.00%, 02/01/37	2,170	2,390,477
5.00%, 02/01/38	3,061	3,373,374
5.00%, 03/01/38	9,515	10,435,086
5.00%, 12/01/38	1,992	2,184,847
5.00%, 08/01/39	13,989	15,411,734
5.00%, 01/01/40	1,110	1,225,893
5.00%, 04/01/40	1,184	1,307,850
5.00%, 07/01/40	638	699,940
5.00%, 08/01/40	9,671	10,666,834
5.00%, 09/01/40	5,663	6,246,236
5.00%, 08/01/41	8,269	9,143,470
5.00%, 09/01/45[b]	31	34,544
5.50%, 07/01/31	1	357
5.50%, 04/01/32	73	81,892
5.50%, 09/01/32	210	234,510
5.50%, 10/01/32	41	45,541
5.50%, 12/01/32	19	20,909
5.50%, 04/01/33	1	1,308
5.50%, 05/01/33	31	35,101
5.50%, 06/01/33	40	44,792
5.50%, 07/01/33	91	101,420
5.50%, 09/01/33	6	6,836
5.50%, 10/01/33	466	521,710
5.50%, 01/01/34	2	2,437
5.50%, 02/01/34	3,884	4,342,311
5.50%, 03/01/34	856	961,433
5.50%, 10/01/34	521	583,076
5.50%, 11/01/34	12	13,568

Security	Principal (000s)	Value
5.50%, 12/01/34	$572	$640,747
5.50%, 01/01/35	6,812	7,635,139
5.50%, 02/01/35	1,763	1,974,659
5.50%, 04/01/35	291	323,887
5.50%, 05/01/35	3,350	3,747,045
5.50%, 06/01/35	8,697	9,722,792
5.50%, 07/01/35	37	41,800
5.50%, 08/01/35	112	125,167
5.50%, 10/01/35	320	357,550
5.50%, 12/01/35	1,798	2,009,352
5.50%, 02/01/36	2	2,397
5.50%, 03/01/36	101	113,388
5.50%, 05/01/36	2,179	2,425,943
5.50%, 07/01/36	4,067	4,525,049
5.50%, 08/01/36	510	569,082
5.50%, 04/01/38	4,274	4,775,568
5.50%, 05/01/38	1,584	1,762,794
5.50%, 12/01/38	21	23,184
5.50%, 01/01/39	7,167	8,036,986
5.50%, 09/01/39	3,609	4,032,533
5.50%, 11/01/39	7,080	7,982,609
5.50%, 09/01/45[b]	163	181,949
6.00%, 09/01/36	1,701	1,930,770
6.00%, 10/01/36	1,756	2,002,528
6.00%, 02/01/37	1,627	1,837,425
6.00%, 09/01/38	5,934	6,734,183
6.00%, 09/01/45[b]	9,372	10,612,745
Federal National Mortgage Association
1.00%, 10/01/41[a]	5,618	5,937,853
1.90%, 04/01/43[a]	2,862	2,943,797
2.06%, 06/01/43[a]	8,003	8,130,616
2.37%, 12/01/38[a]	1,570	1,679,464
2.43%, 02/01/42[a]	7,638	8,003,593
2.48%, 08/01/42[a]	11,019	11,387,391
2.50%, 05/01/27	15,192	15,568,894
2.50%, 10/01/27	15,035	15,408,442
2.50%, 01/01/30	7,811	7,942,070
2.50%, 02/01/30	1,297	1,318,443
2.50%, 04/01/30	196	199,652
2.50%, 05/01/30	30,212	30,713,445
2.50%, 06/01/30	144,527	146,900,030
2.50%, 07/01/30	32,416	32,947,862
2.50%, 09/01/30[b]	51,000	51,772,969

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2015

Security	Principal (000s)	Value
2.50%, 01/01/43	$2,943	$2,861,544
2.50%, 02/01/43	2,922	2,841,464
2.50%, 03/01/43	2,918	2,837,346
2.50%, 06/01/43	6,940	6,748,761
2.50%, 08/01/43	983	955,956
2.50%, 04/01/45	112	109,348
2.50%, 05/01/45	994	966,876
2.80%, 08/01/41[a]	1,046	1,112,005
3.00%, 12/01/20	652	678,902
3.00%, 03/01/21	19	20,283
3.00%, 04/01/21	17	17,380
3.00%, 05/01/21	20	20,925
3.00%, 08/01/21	719	749,814
3.00%, 09/01/21	69	71,807
3.00%, 10/01/21	260	271,452
3.00%, 02/01/22	63	65,721
3.00%, 03/01/22	17	17,905
3.00%, 07/01/22	788	821,545
3.00%, 09/01/22	28	29,160
3.00%, 09/01/26	152	157,756
3.00%, 01/01/27	12,994	13,520,328
3.00%, 03/01/27	468	487,277
3.00%, 11/01/27	24,811	25,820,619
3.00%, 05/01/28	429	446,595
3.00%, 12/01/28	685	711,889
3.00%, 05/01/29	900	934,722
3.00%, 08/01/29	750	778,554
3.00%, 09/01/29	2,179	2,264,927
3.00%, 10/01/29	2,909	3,022,391
3.00%, 11/01/29	36,467	37,890,773
3.00%, 12/01/29	3,142	3,266,428
3.00%, 01/01/30	6,667	6,927,170
3.00%, 02/01/30	13,845	14,384,301
3.00%, 03/01/30	64,815	67,345,380
3.00%, 04/01/30	35,420	36,805,631
3.00%, 05/01/30	22,159	23,025,753
3.00%, 06/01/30	9,103	9,457,532
3.00%, 09/01/30[b]	54,750	56,828,789
3.00%, 05/01/33	2,669	2,755,381
3.00%, 03/01/42	700	707,698
3.00%, 02/01/43	62	62,845
3.00%, 03/01/43	485	490,391
3.00%, 04/01/43	14,872	15,018,640
3.00%, 05/01/43	160,247	161,782,523

Security	Principal (000s)	Value
3.00%, 06/01/43	$28,296	$28,560,442
3.00%, 07/01/43	24,542	24,763,419
3.00%, 08/01/43	21,090	21,278,559
3.00%, 09/01/43	25,793	26,018,704
3.00%, 10/01/43	2,142	2,160,411
3.00%, 11/01/43	150	150,942
3.00%, 12/01/43	7,503	7,571,867
3.00%, 01/01/44	474	477,851
3.00%, 02/01/44	37,743	38,116,563
3.00%, 01/01/45	102	102,353
3.00%, 02/01/45	1,810	1,822,045
3.00%, 03/01/45	1,062	1,069,175
3.00%, 04/01/45	19,834	19,966,856
3.00%, 05/01/45	17,512	17,629,025
3.00%, 06/01/45	1,501	1,511,022
3.00%, 09/01/45[b]	205,900	206,993,844
3.30%, 09/01/41[a]	476	501,729
3.50%, 04/01/27	6,081	6,436,630
3.50%, 09/01/30[b]	108,350	114,173,812
3.50%, 01/01/32	5,526	5,820,863
3.50%, 06/01/32	2,859	3,011,386
3.50%, 06/01/35	30,135	31,626,110
3.50%, 05/01/42	3,739	3,899,202
3.50%, 12/01/42	6,084	6,329,882
3.50%, 05/01/43	47,022	48,867,215
3.50%, 06/01/43	21,992	22,864,676
3.50%, 09/01/45	121,341	126,057,918
3.50%, 09/01/45[b]	566,884	587,876,423
4.00%, 03/01/24	3,283	3,471,428
4.00%, 10/01/25	8,075	8,602,871
4.00%, 11/01/25	3,768	3,984,374
4.00%, 03/01/26	2,269	2,416,769
4.00%, 06/01/26	14,269	15,201,472
4.00%, 09/01/26	5,252	5,594,892
4.00%, 09/01/30[b]	33,000	34,567,500
4.00%, 12/01/30	3,629	3,887,271
4.00%, 01/01/31	2,229	2,387,642
4.00%, 02/01/31	1,890	2,024,136
4.00%, 10/01/31	5,482	5,882,483
4.00%, 02/01/32	13,396	14,377,256
4.00%, 11/01/41	12,937	13,840,957
4.00%, 01/01/42	7,473	7,991,877
4.00%, 03/01/42	26,629	28,476,941
4.00%, 07/01/45	67,451	71,830,513

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2015

Security	Principal (000s)	Value
4.00%, 08/01/45	$126,807	$135,131,237
4.00%, 09/01/45	335,956	358,112,969
4.00%, 09/01/45[b]	33,583	35,692,432
4.50%, 09/01/18	1,337	1,388,701
4.50%, 04/01/19	914	951,206
4.50%, 11/01/22	2,059	2,155,407
4.50%, 06/01/23	681	713,045
4.50%, 03/01/24	585	608,939
4.50%, 10/01/24	3,119	3,357,095
4.50%, 02/01/25	3,525	3,787,191
4.50%, 04/01/25	4,336	4,648,943
4.50%, 06/01/25	3,731	4,007,294
4.50%, 09/01/30[b]	3,700	3,836,438
4.50%, 08/01/31	7,965	8,716,053
4.50%, 05/01/39	4,320	4,743,660
4.50%, 09/01/40	8,574	9,312,666
4.50%, 12/01/40	6,778	7,368,579
4.50%, 01/01/41	14,354	15,606,665
4.50%, 04/01/41	14,490	15,967,210
4.50%, 05/01/41	29,416	32,104,785
4.50%, 06/01/41	7,860	8,626,910
4.50%, 08/01/41	13,286	14,446,262
4.50%, 09/01/41	29,887	32,700,044
4.50%, 09/01/45[b]	156,700	169,848,109
5.00%, 08/01/20	1,746	1,817,379
5.00%, 07/01/23	4,097	4,404,291
5.00%, 12/01/23	1,882	2,029,624
5.00%, 05/01/25	853	893,236
5.00%, 09/01/30[b]	1,283	1,336,325
5.00%, 11/01/33	7,237	8,019,513
5.00%, 03/01/39	2,653	2,950,163
5.00%, 12/01/39	2,351	2,594,765
5.00%, 01/01/40	57	62,798
5.00%, 04/01/40	4,927	5,444,139
5.00%, 05/01/40	417	460,683
5.00%, 06/01/40	537	595,836
5.00%, 07/01/40	3,803	4,199,566
5.00%, 08/01/40	20,371	22,787,398
5.00%, 09/01/40	166	182,838
5.00%, 10/01/40	510	565,976
5.00%, 02/01/41	36	39,802
5.00%, 03/01/41	6,724	7,430,874
5.00%, 04/01/41	12,047	13,285,027
5.00%, 05/01/41	38,821	42,944,627

Security	Principal (000s)	Value
5.00%, 06/01/41	$3,130	$3,470,409
5.00%, 08/01/41	4,816	5,358,576
5.00%, 09/01/45[b]	205,022	226,164,888
5.50%, 12/01/19	2,382	2,504,269
5.50%, 05/01/33	2,785	3,140,778
5.50%, 11/01/33	5,622	6,340,187
5.50%, 09/01/34	4,061	4,581,595
5.50%, 04/01/36	7,478	8,399,741
5.50%, 05/01/36	1,542	1,731,404
5.50%, 09/01/36	10,827	12,205,144
5.50%, 08/01/37	9,751	10,957,377
5.50%, 03/01/38	4,093	4,620,687
5.50%, 07/01/38	2,846	3,180,398
5.50%, 11/01/38	3,415	3,857,313
5.50%, 07/01/40	7,567	8,566,158
5.50%, 09/01/40	19,803	22,425,713
5.50%, 09/01/45[b]	857	959,706
6.00%, 03/01/34	4,215	4,806,357
6.00%, 05/01/34	743	853,370
6.00%, 08/01/34	1,391	1,584,111
6.00%, 11/01/34	453	515,586
6.00%, 06/01/36	2,685	3,044,413
6.00%, 08/01/36	2,723	3,079,347
6.00%, 03/01/38	1,624	1,848,646
6.00%, 05/01/38	3,828	4,335,278
6.00%, 08/01/38	346	391,434
6.00%, 06/01/39	12,198	13,867,656
6.00%, 10/01/39	994	1,133,748
6.00%, 09/01/45[b]	2,896	3,275,195
6.50%, 08/01/36	115	132,364
6.50%, 09/01/36	830	955,406
6.50%, 10/01/36	125	144,094
6.50%, 12/01/36	138	158,264
6.50%, 07/01/37	212	243,013
6.50%, 08/01/37	6,557	7,527,342
6.50%, 10/01/37	388	445,455
6.50%, 11/01/37	61	73,457
6.50%, 12/01/37	292	335,221
6.50%, 06/01/38	65	74,551
6.50%, 10/01/39	6,486	7,529,233
6.50%, 05/01/40	4,227	4,856,023
7.00%, 04/01/37	2,180	2,574,866

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2015

Security	Principal (000s)	Value
Government National Mortgage Association
3.00%, 07/15/27	$13,138	$13,763,777
3.00%, 09/15/42	730	744,967
3.00%, 10/15/42	1,973	2,014,644
3.00%, 04/15/43	91	92,653
3.00%, 09/20/43	4,469	4,556,750
3.00%, 11/20/43	157	160,473
3.00%, 12/20/43	48	49,026
3.00%, 01/20/44	14,038	14,314,632
3.00%, 02/20/44	3,609	3,680,159
3.00%, 03/20/44	4,737	4,830,020
3.00%, 04/20/44	83	84,961
3.00%, 06/20/44	848	864,918
3.00%, 07/20/44	3,349	3,408,478
3.00%, 08/20/44	103,394	105,429,878
3.00%, 10/15/44	4,419	4,489,822
3.00%, 05/15/45	3,577	3,643,422
3.00%, 08/20/45	147,058	149,440,558
3.00%, 09/01/45[b]	47,000	47,660,938
3.50%, 01/15/41	117	121,850
3.50%, 09/15/41	1,015	1,062,075
3.50%, 11/15/41	303	316,289
3.50%, 12/15/41	10,162	10,635,844
3.50%, 01/15/42	1,600	1,675,048
3.50%, 02/15/42	222	231,950
3.50%, 03/15/42	203	211,459
3.50%, 04/15/42	391	407,981
3.50%, 07/15/42	1,018	1,062,699
3.50%, 09/15/42	4,241	4,434,776
3.50%, 10/15/42	4,369	4,566,990
3.50%, 11/15/42	3,261	3,401,381
3.50%, 01/15/43	456	478,654
3.50%, 02/15/43	417	436,827
3.50%, 03/15/43	2,044	2,140,479
3.50%, 05/15/43	3,893	4,070,458
3.50%, 06/15/43	5,637	5,917,225
3.50%, 08/15/43	2,010	2,095,726
3.50%, 09/15/44	792	827,313
3.50%, 07/20/45[c]	405,540	423,496,978
3.50%, 09/01/45[b]	70,300	73,246,359
4.00%, 01/15/41	199	212,538
4.00%, 02/15/41	12,623	13,458,180
4.00%, 03/15/41	2,164	2,325,696

Security	Principal (000s)	Value
4.00%, 04/15/41	$9,009	$9,673,051
4.00%, 05/15/41	1,581	1,696,953
4.00%, 07/15/41	5,132	5,461,790
4.00%, 09/15/41	464	493,965
4.00%, 12/15/41	3,205	3,442,385
4.00%, 01/15/42	1,783	1,913,636
4.00%, 02/15/42	8,476	9,099,548
4.00%, 03/15/42	12,603	13,534,804
4.00%, 04/15/42	9,508	10,118,150
4.00%, 05/15/42	2,288	2,455,413
4.00%, 08/15/42	2,979	3,199,114
4.00%, 10/15/42	884	948,741
4.00%, 03/15/44	570	606,250
4.00%, 08/15/44	146	155,811
4.00%, 08/20/44	14,441	15,337,220
4.00%, 10/20/44	35,694	37,893,124
4.00%, 01/20/45	5,939	6,310,127
4.00%, 09/01/45[b]	213,400	226,337,375
4.50%, 04/15/39	1,116	1,214,448
4.50%, 08/15/39	7,995	8,694,261
4.50%, 11/20/39	2,751	2,989,397
4.50%, 01/20/40	2,987	3,245,558
4.50%, 06/15/40	11,761	12,792,749
4.50%, 07/15/40	10,100	10,953,860
4.50%, 08/15/40	24,106	26,220,315
4.50%, 08/20/40	5,054	5,491,486
4.50%, 10/20/40	11,968	13,005,233
4.50%, 04/20/41	12,068	13,113,560
4.50%, 06/20/41	16,221	17,626,839
4.50%, 09/20/41	7,698	8,365,433
4.50%, 11/20/41	7,414	8,072,299
4.50%, 09/01/45[b]	98,000	105,547,187
5.00%, 05/20/33	794	881,143
5.00%, 07/20/35	3,435	3,802,516
5.00%, 12/15/36	13,087	14,427,118
5.00%, 01/15/39	5,538	6,111,399
5.00%, 07/15/39	14,709	16,223,733
5.00%, 10/20/39	5,277	5,859,323
5.00%, 05/15/40	3,066	3,382,250
5.00%, 07/20/40	18,414	20,458,756
5.00%, 08/20/40	5,281	5,866,958
5.00%, 11/20/41	12,282	13,711,849
5.00%, 07/20/42	2,671	2,971,857
5.50%, 11/20/34	3,912	4,421,114

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MBS ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
5.50%, 03/15/36	$2,924	$3,327,153
5.50%, 03/20/36	872	986,398
5.50%, 07/20/36	1,195	1,350,811
5.50%, 06/20/38	5,021	5,632,146
5.50%, 10/15/38	3,326	3,739,243
5.50%, 03/20/39	3,105	3,508,609
5.50%, 12/15/39	885	995,356
5.50%, 01/15/40	7,014	7,884,835
5.50%, 07/20/40	7,096	7,915,642
6.00%, 03/15/37	6,428	7,402,887
6.00%, 09/20/38	8,202	9,214,800
6.00%, 12/15/38	2,807	3,177,215
6.00%, 11/15/39	1,184	1,340,009
6.00%, 09/01/45[b]	7,000	7,850,938
6.50%, 10/20/38	3,221	3,683,995

		7,386,236,490

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $7,325,098,535)		7,386,236,490

SHORT-TERM INVESTMENTS — 50.70%

MONEY MARKET FUNDS — 50.70%
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[d,e]	3,781,567	3,781,567,259
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	100	100,000

		3,781,667,259

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,781,667,259)		3,781,667,259

TOTAL INVESTMENTS IN SECURITIES — 149.73%
(Cost: $11,106,765,794)		11,167,903,749
Other Assets, Less Liabilities — (49.73)%		(3,709,424,973)

NET ASSETS — 100.00%		$7,458,478,776

[a]	Variable rate security. Rate shown is as of report date.
[b]	To-be-announced (TBA). See Note 1.
[c]	All or a portion of this security has been pledged as collateral for TBA transactions. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,800,473,277	$190,190,064	$561,682,430
Affiliated (Note 2)	504,624,725	78,736,736	26,310,651

Total cost of investments	$2,305,098,002	$268,926,800	$587,993,081

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,807,856,979	$188,677,047	$565,836,531
Affiliated (Note 2)	504,598,170	78,732,929	26,310,651

Total fair value of investments	2,312,455,149	267,409,976	592,147,182
Cash	1,125	690	—
Receivables:
Investment securities sold	12,664,445	141,699	—
Interest	10,363,534	1,228,995	2,940,484
Capital shares sold	535,493	—	147,827,683

Total Assets	2,336,019,746	268,781,360	742,915,349

LIABILITIES
Payables:
Investment securities purchased	18,358,454	1,178,075	137,639,673
Collateral for securities on loan (Note 1)	488,834,716	76,304,765	26,193,108
Investment advisory fees (Note 2)	310,198	32,118	73,630

Total Liabilities	507,503,368	77,514,958	163,906,411

NET ASSETS	$1,828,516,378	$191,266,402	$579,008,938

Net assets consist of:
Paid-in capital	$1,817,331,038	$190,842,026	$572,880,144
Undistributed net investment income	2,561,885	283,610	494,321
Undistributed net realized gain	1,266,308	1,657,590	1,480,372
Net unrealized appreciation (depreciation)	7,357,147	(1,516,824)	4,154,101

NET ASSETS	$1,828,516,378	$191,266,402	$579,008,938

Shares outstanding[b]	16,550,000	1,700,000	5,100,000

Net asset value per share	$110.48	$112.51	$113.53

[a]	Securities on loan with values of $477,302,668, $74,620,549 and $25,521,545, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2015

iShares MBS ETF

ASSETS
Investments, at cost:
Unaffiliated	$7,325,098,535
Affiliated (Note 2)	3,781,667,259

Total cost of investments	$11,106,765,794

Investments in securities, at fair value (Note 1):
Unaffiliated	$7,386,236,490
Affiliated (Note 2)	3,781,667,259

Total fair value of investments	11,167,903,749
Cash	1,239
Receivables:
Investment securities sold	990,973,715
Interest	16,368,360
Capital shares sold	142,098,896

Total Assets	12,317,345,959

LIABILITIES
Payables:
Investment securities purchased	4,827,809,107
Due to broker for TBA collateral (Note 1)	18,600,000
Capital shares redeemed	10,924,129
Investment advisory fees (Note 2)	1,533,947

Total Liabilities	4,858,867,183

NET ASSETS	$7,458,478,776

Net assets consist of:
Paid-in capital	$7,344,667,061
Undistributed net investment income	26,693,489
Undistributed net realized gain	25,980,271
Net unrealized appreciation	61,137,955

NET ASSETS	$7,458,478,776

Shares outstanding[a]	68,300,000

Net asset value per share	$109.20

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares Intermediate Government/Credit Bond ETF	iShares Government/ Credit Bond ETF	iShares Agency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$16,708,798	$1,831,200	$3,234,682
Interest — affiliated (Note 2)	23,630	3,066	301
Securities lending income — affiliated — net (Note 2)	266,487	30,787	24,417

Total investment income	16,998,915	1,865,053	3,259,400

EXPENSES
Investment advisory fees (Note 2)	1,776,803	168,495	446,483

Total expenses	1,776,803	168,495	446,483

Net investment income	15,222,112	1,696,558	2,812,917

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	259,239	(114,814)	183,396
In-kind redemptions — unaffiliated	1,883,649	2,051,022	1,331,959
In-kind redemptions — affiliated (Note 2)	—	(71)	—

Net realized gain	2,142,888	1,936,137	1,515,355

Net change in unrealized appreciation/depreciation	(16,630,488)	(5,537,140)	(2,929,826)

Net realized and unrealized loss	(14,487,600)	(3,601,003)	(1,414,471)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$734,512	$(1,904,445)	$1,398,446

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2015

iShares MBS ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$55,670,145
Interest — affiliated (Note 2)	2,992,379

Total investment income	58,662,524

EXPENSES
Investment advisory fees (Note 2)	8,613,184

Total expenses	8,613,184

Net investment income	50,049,340

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(12,450,719)

Net realized loss	(12,450,719)

Net change in unrealized appreciation/depreciation	(16,324,706)

Net realized and unrealized loss	(28,775,425)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,273,915

See notes to financial statements.

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Intermediate Government/Credit Bond ETF		iShares Government/ Credit Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,222,112	$24,533,629	$1,696,558	$2,930,668
Net realized gain	2,142,888	6,726,931	1,936,137	1,538,913
Net change in unrealized appreciation/depreciation	(16,630,488)	5,679,751	(5,537,140)	1,584,372

Net increase (decrease) in net assets resulting from operations	734,512	36,940,311	(1,904,445)	6,053,953

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,887,565)	(24,144,692)	(1,730,737)	(2,892,176)

Total distributions to shareholders	(14,887,565)	(24,144,692)	(1,730,737)	(2,892,176)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	277,035,162	542,717,734	118,717,385	149,371,677
Cost of shares redeemed	(88,532,691)	(171,877,133)	(165,425,048)	(56,265,939)

Net increase (decrease) in net assets from capital share transactions	188,502,471	370,840,601	(46,707,663)	93,105,738

INCREASE (DECREASE) IN NET ASSETS	174,349,418	383,636,220	(50,342,845)	96,267,515

NET ASSETS
Beginning of period	1,654,166,960	1,270,530,740	241,609,247	145,341,732

End of period	$1,828,516,378	$1,654,166,960	$191,266,402	$241,609,247

Undistributed net investment income included in net assets at end of period	$2,561,885	$2,227,338	$283,610	$317,789

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	4,900,000	1,050,000	1,300,000
Shares redeemed	(800,000)	(1,550,000)	(1,450,000)	(500,000)

Net increase (decrease) in shares outstanding	1,700,000	3,350,000	(400,000)	800,000

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Agency Bond ETF		iShares MBS ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,812,917	$5,064,465	$50,049,340	$81,192,316
Net realized gain (loss)	1,515,355	1,775,338	(12,450,719)	111,375,734
Net change in unrealized appreciation/depreciation	(2,929,826)	5,054,425	(16,324,706)	95,836,974

Net increase in net assets resulting from operations	1,398,446	11,894,228	21,273,915	288,405,024

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,807,312)	(5,044,478)	(62,404,722)	(48,645,750)
From net realized gain	—	—	—	(56,011,806)

Total distributions to shareholders	(2,807,312)	(5,044,478)	(62,404,722)	(104,657,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	221,715,374	164,501,337	1,485,456,693	2,531,776,894
Cost of shares redeemed	(96,631,915)	(96,492,592)	(856,106,072)	(1,415,544,407)

Net increase in net assets from capital share transactions	125,083,459	68,008,745	629,350,621	1,116,232,487

INCREASE IN NET ASSETS	123,674,593	74,858,495	588,219,814	1,299,979,955

NET ASSETS
Beginning of period	455,334,345	380,475,850	6,870,258,962	5,570,279,007

End of period	$579,008,938	$455,334,345	$7,458,478,776	$6,870,258,962

Undistributed net investment income included in net assets at end of period	$494,321	$488,716	$26,693,489	$39,048,871

SHARES ISSUED AND REDEEMED
Shares sold	1,950,000	1,450,000	13,600,000	23,400,000
Shares redeemed	(850,000)	(850,000)	(7,800,000)	(13,100,000)

Net increase in shares outstanding	1,100,000	600,000	5,800,000	10,300,000

See notes to financial statements.

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$111.39	$110.48	$112.27	$111.59	$107.81	$106.48

Income from investment operations:
Net investment income[a]	0.96	1.91	1.95	2.30	2.86	3.09
Net realized and unrealized gain (loss)[b]	(0.93)	0.90	(1.81)	0.72	3.81	1.31

Total from investment operations	0.03	2.81	0.14	3.02	6.67	4.40

Less distributions from:
Net investment income	(0.94)	(1.90)	(1.93)	(2.34)	(2.89)	(3.07)

Total distributions	(0.94)	(1.90)	(1.93)	(2.34)	(2.89)	(3.07)

Net asset value, end of period	$110.48	$111.39	$110.48	$112.27	$111.59	$107.81

Total return	0.04%[c]	2.56%	0.14%	2.73%	6.27%	4.21%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,828,516	$1,654,167	$1,270,531	$1,111,511	$725,326	$517,474
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.71%	1.72%	1.77%	2.05%	2.60%	2.86%
Portfolio turnover rate[e]	9%	22%	30%	15%	21%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$115.05	$111.80	$114.75	$113.91	$107.56	$105.93

Income from investment operations:
Net investment income[a]	1.15	2.32	2.53	2.83	3.40	3.42
Net realized and unrealized gain (loss)[b]	(2.57)	3.28	(2.89)	0.87	6.38	1.63

Total from investment operations	(1.42)	5.60	(0.36)	3.70	9.78	5.05

Less distributions from:
Net investment income	(1.12)	(2.35)	(2.59)	(2.86)	(3.43)	(3.42)

Total distributions	(1.12)	(2.35)	(2.59)	(2.86)	(3.43)	(3.42)

Net asset value, end of period	$112.51	$115.05	$111.80	$114.75	$113.91	$107.56

Total return	(1.23)%[c]	5.05%	(0.29)%	3.27%	9.24%	4.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$191,266	$241,609	$145,342	$189,338	$136,688	$107,559
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.01%	2.05%	2.26%	2.47%	3.06%	3.17%
Portfolio turnover rate[e]	11%	15%	34%	14%	27%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Agency Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$113.83	$111.90	$113.40	$112.80	$109.49	$108.77

Income from investment operations:
Net investment income[a]	0.72	1.50	1.36	1.32	1.79	2.00
Net realized and unrealized gain (loss)[b]	(0.30)	1.94	(1.52)	0.64	3.35	0.78

Total from investment operations	0.42	3.44	(0.16)	1.96	5.14	2.78

Less distributions from:
Net investment income	(0.72)	(1.51)	(1.34)	(1.36)	(1.83)	(2.06)

Total distributions	(0.72)	(1.51)	(1.34)	(1.36)	(1.83)	(2.06)

Net asset value, end of period	$113.53	$113.83	$111.90	$113.40	$112.80	$109.49

Total return	0.38%[c]	3.08%	(0.12)%	1.75%	4.74%	2.61%

Ratios/Supplemental data:
Net assets, end of period (000s)	$579,009	$455,334	$380,476	$425,242	$360,969	$405,125
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.26%	1.33%	1.22%	1.16%	1.61%	1.82%
Portfolio turnover rate[e]	53%	68%	106%	75%	74%	45%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MBS ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$109.92	$106.71	$108.05	$108.12	$105.31	$107.36

Income from investment operations:
Net investment income[a]	0.79	1.42	1.46	1.46	2.41	0.83
Net realized and unrealized gain (loss)[b]	(0.52)	3.61	(1.41)	0.48	3.95	3.39

Total from investment operations	0.27	5.03	0.05	1.94	6.36	4.22

Less distributions from:
Net investment income	(0.99)	(0.85)	(1.39)	(1.63)	(3.55)	(1.55)
Net realized gain	—	(0.97)	—	(0.38)	—	(4.72)

Total distributions	(0.99)	(1.82)	(1.39)	(2.01)	(3.55)	(6.27)

Net asset value, end of period	$109.20	$109.92	$106.71	$108.05	$108.12	$105.31

Total return	0.25%[c]	4.75%	0.06%	1.80%	6.13%	3.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,458,479	$6,870,259	$5,570,279	$6,310,006	$4,595,255	$2,337,954
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.44%	1.31%	1.38%	1.35%	2.24%	0.77%
Portfolio turnover rate[e],f	537%	936%	560%	581%	552%	1,128%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[f]	Portfolio turnover rates include to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Intermediate Government/Credit Bond	Diversified
Government/Credit Bond	Diversified
Agency Bond	Diversified
MBS	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Intermediate Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$582,531,302	$—	$582,531,302
Foreign Government Obligations	—	98,967,308	—	98,967,308
Municipal Debt Obligations	—	2,571,701	—	2,571,701
U.S. Government & Agency Obligations	—	1,127,308,743	—	1,127,308,743
Money Market Funds	501,076,095	—	—	501,076,095

Total	$501,076,095	$1,811,379,054	$—	$2,312,455,149

Government/Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$69,042,863	$—	$69,042,863
Foreign Government Obligations	—	9,682,560	—	9,682,560
Municipal Debt Obligations	—	2,429,778	—	2,429,778
U.S. Government & Agency Obligations	—	107,825,599	—	107,825,599
Money Market Funds	78,429,176	—	—	78,429,176

Total	$78,429,176	$188,980,800	$—	$267,409,976

Agency Bond
Investments:
Assets:
Foreign Government Obligations	$—	$24,846,418	$—	$24,846,418
U.S. Government Agency Obligations	—	540,990,113	—	540,990,113
Money Market Funds	26,310,651	—	—	26,310,651

Total	$26,310,651	$565,836,531	$—	$592,147,182

MBS
Investments:
Assets:
U.S. Government Agency Obligations	$—	$7,386,236,490	$—	$7,386,236,490
Money Market Funds	3,781,667,259	—	—	3,781,667,259

Total	$3,781,667,259	$7,386,236,490	$—	$11,167,903,749

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares MBS ETF may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

To mitigate counterparty risk, the Fund has entered into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as “Investments in securities – affiliated” and “Payable due to broker for TBA collateral.” Securities pledged as collateral by the Fund, if any, are noted in the schedule of investments.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The securities on loan for each Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

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iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Intermediate Government/Credit Bond	$477,302,668	$477,302,668	$—
Government/Credit Bond	74,620,549	74,620,549	—
Agency Bond	25,521,545	25,521,545	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Intermediate Government/Credit Bond	0.20%
Government/Credit Bond	0.20
Agency Bond	0.20

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Effective July 1, 2015, for its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $181 billion
0.2257	[a]	Over $181 billion, up to and including $231 billion
0.2144	[a]	Over $231 billion, up to and including $281 billion
0.2037	[a]	Over $281 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Prior to July 1, 2015, for its investment advisory services to the iShares MBS ETF, BFA was entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.2500%		First $121 billion
0.2375	[a]	Over $121 billion, up to and including $211 billion
0.2257	[a]	Over $211 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended August 31, 2015, the total of securities lending agent services and collateral investment fees paid were as follows:

iShares ETF	Fees Paid to BTC
Intermediate Government/Credit Bond	$114,157
Government/Credit Bond	13,042
Agency Bond	10,283

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended August 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Intermediate Government/Credit Bond
PNC Bank N.A.
1.30%, 10/03/16	750	—	—	750	$751,187	$3,509	$—
1.50%, 02/23/18	1,000	—	—	1,000	991,503	—	—
2.30%, 06/01/20	—	500	—	500	495,712	415
PNC Financial Services Group Inc. (The)
3.90%, 4/29/24	500	—	—	500	501,762	9,401	—
PNC Funding Corp.
3.30%, 03/08/22	400	—	—	400	404,611	5,578	—
4.38%, 08/11/20	300	—	—	300	324,667	4,303	—
5.63%, 02/01/17	—	50	—	50	52,633	150	—

					$3,522,075	$23,356	$—

Government/Credit Bond
PNC Funding Corp.
2.70%, 09/19/16	300	—	(150)	150	$152,024	$855	$(71)
3.30%, 03/08/22	150	—	—	150	151,729	2,125	—

					$303,753	$2,980	$(71)

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

	U.S. Government Obligations
iShares ETF	Purchases	Sales	Purchases	Sales
Intermediate Government/Credit Bond	$108,320,482	$111,374,720	$71,063,106	$53,508,695
Government/Credit Bond	9,619,200	15,992,799	15,312,194	3,818,852
Agency Bond	422,474,671	231,235,174	19,874,315	8,602,255
MBS	37,405,909,228	36,818,932,369	—	—

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Intermediate Government/Credit Bond	$259,761,005	$86,548,208
Government/Credit Bond	115,458,715	164,990,839
Agency Bond	17,167,712	93,362,475

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of February 28, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
Intermediate Government/Credit Bond	$504,660	$163,724	$18,519	$686,903
Government/Credit Bond	197,364	—	63,109	260,473

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate Government/Credit Bond	$2,305,267,883	$15,957,772	$(8,770,506)	$7,187,266
Government/Credit Bond	268,943,572	1,013,843	(2,547,439)	(1,533,596)
Agency Bond	588,006,897	4,492,561	(352,276)	4,140,285
MBS	11,108,261,015	70,070,365	(10,427,631)	59,642,734

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares Intermediate Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	105

Board Review and Approval of Investment Advisory
Contract (Continued)

iSHARES® TRUST

benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

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Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Government/Credit Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

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comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

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underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

III. iShares Agency Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only two funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused

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on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MBS ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited

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instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	115

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that, following negotiations, BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for additional breakpoints, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that the revisions to the Advisory Contract to provide additional breakpoints had been subject to further negotiation after receipt of management’s proposal, and that at the request of the Board, management had modified its initial proposal regarding adding additional breakpoints to the Fund. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	117

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Intermediate Government/Credit Bond	$0.934674	$—	$0.007446	$0.942120	99%	—%	1%	100%
Government/ Credit Bond	1.091514	—	0.025824	1.117338	98	—	2	100
MBS	0.985881	—	—	0.985881	100	—	—	100

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-25-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares California AMT-Free Muni Bond ETF | CMF | NYSE Arca
➢	iShares National AMT-Free Muni Bond ETF | MUB | NYSE Arca
➢	iShares Short-Term National AMT-Free Muni Bond ETF | SUB | NYSE Arca
➢	iShares New York AMT-Free Muni Bond ETF | NYF | NYSE Arca

Fund Performance Overview

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

Performance as of August 31, 2015

The iShares California AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of California, as represented by the S&P California AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.34%, net of fees, while the total return for the Index was 0.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.38%	2.01%	2.69%	2.38%	2.01%	2.69%
5 Years	4.33%	4.29%	4.62%	23.61%	23.39%	25.31%
Since Inception	4.97%	4.96%	5.01%	46.75%	46.60%	47.20%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.40	$1.26	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	6.43%
AA+	12.91
AA	26.89
AA-	44.33
A+	6.40
A	0.44
A-	0.30
BBB+	0.02
BBB-	1.07
Not Rated	1.21

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments [2]

Los Angeles Department of Water & Power RB, 5.00%, 07/01/43	0.98%
State of California GO, 5.00%, 10/01/41	0.97
State of California GO, 5.50%, 11/01/39	0.95
State of California GO, 6.00%, 04/01/38	0.94
University of California RB, 5.00%, 05/15/27	0.90

TOTAL	4.74%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2015

The iShares National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds, as represented by the S&P National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.15%, net of fees, while the total return for the Index was 0.21%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.88%	1.49%	2.17%	1.88%	1.49%	2.17%
5 Years	3.40%	3.38%	3.68%	18.21%	18.08%	19.79%
Since Inception	4.34%	4.31%	4.47%	40.42%	40.10%	41.71%

The inception date of the Fund was 9/7/07. The first day of secondary market trading was 9/10/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.50	$1.26	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	23.20%
AA+	15.85
AA	20.55
AA-	23.35
A+	5.36
A	3.13
A-	4.91
BBB+	0.78
BBB	0.16
BBB-	0.30
Not Rated	2.41

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/15

State	Percentage of Total Investments [2]

California	22.86%
New York	20.37
Texas	9.32
Massachusetts	4.60
New Jersey	4.56
Illinois	3.76
Florida	3.44
Washington	3.35
Pennsylvania	3.27
Georgia	2.68

TOTAL	78.21%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

Performance as of August 31, 2015

The iShares Short-Term National AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds with remaining maturities between one month and five years, as represented by the S&P Short Term National AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.18%, net of fees, while the total return for the Index was 0.28%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.25%	(0.10)%	0.56%	0.25%	(0.10)%	0.56%
5 Years	0.88%	0.84%	1.19%	4.47%	4.28%	6.12%
Since Inception	1.85%	1.82%	2.16%	13.32%	13.10%	15.70%

The inception date of the Fund was 11/5/08. The first day of secondary market trading was 11/7/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,001.80	$1.26	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	28.54%
AA+	18.78
AA	24.64
AA-	16.98
A+	2.38
A	1.82
A-	4.97
BBB+	0.25
Not Rated	1.64

TOTAL	100.00%

TEN LARGEST STATES

As of 8/31/15

State	Percentage of Total Investments [2]

California	17.71%
New York	16.45
Texas	7.93
Massachusetts	6.59
New Jersey	4.80
Illinois	4.68
Maryland	4.01
Georgia	3.91
Pennsylvania	3.46
Washington	3.24

TOTAL	72.78%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

Performance as of August 31, 2015

The iShares New York AMT-Free Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade municipal bonds issued in the State of New York, as represented by the S&P New York AMT-Free Municipal Bond IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was 0.48%, net of fees, while the total return for the Index was 0.61%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.36%	1.93%	2.60%	2.36%	1.93%	2.60%
5 Years	3.72%	3.45%	3.86%	20.03%	18.47%	20.86%
Since Inception	4.45%	4.38%	4.67%	41.15%	40.41%	43.42%

The inception date of the Fund was 10/4/07. The first day of secondary market trading was 10/5/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,004.80	$1.26	$1,000.00	$1,023.90	$1.27	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

S&P Credit Rating [1]	Percentage of Total Investments [2]

AAA	33.88%
AA+	12.86
AA	21.45
AA-	18.34
A+	0.94
A	3.57
A-	3.76
BBB	0.53
BBB-	0.53
Not Rated	4.14

TOTAL	100.00%

FIVE LARGEST FUND HOLDINGS

As of 8/31/15

Security	Percentage of Total Investments [2]

New York State Thruway Authority RB, 5.00%, 05/01/19	1.34%
Hudson Yards Infrastructure Corp. RB, 5.00%, 02/15/47	1.27
Metropolitan Transportation Authority RB, 4.75%, 04/01/28	1.26
New York Local Government Assistance Corp. RB, 5.00%, 04/01/19	1.06
New York City Water & Sewer System RB, 5.00%, 06/15/39	1.04

TOTAL	5.97%

[1]	Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[2]	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (Unaudited)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.62%

CALIFORNIA — 98.62%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	$200	$157,160
Series B
0.00%, 08/01/46	(PR 08/01/21)	580	87,383
Alameda Corridor Transportation Authority RB Series A
0.00%, 10/01/17	(AMBAC)	70	68,051
Alameda County Joint Powers Authority RB
5.00%,12/01/34	(Call 12/01/17) (AGM)	250	269,788
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	570,565
Anaheim Public Financing Authority RB
4.50%,10/01/37	(Call 04/01/17) (NPFGC)	625	651,394
Bay Area Toll Authority RB
4.00%, 04/01/18		1,300	1,408,251
4.00%, 04/01/20		500	561,420
5.00%, 04/01/21		205	242,902
5.00%, 04/01/25	(PR 04/01/19)	380	433,804
5.00%, 04/01/34	(PR 04/01/19)	1,475	1,683,845
5.13%, 04/01/47	(PR 04/01/18)	225	249,984
5.25%, 04/01/27	(PR 04/01/19)	120	138,044
Series A
1.00%, 04/01/47	(Call 10/01/16)	450	451,328
Series B
1.50%, 04/01/47	(Call 10/01/17)	2,100	2,119,845
Series C
1.88%, 04/01/47	(Call 10/01/18)	1,600	1,624,320
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	250	253,070
Series E
2.00%, 04/01/34	(Call 10/01/20)	1,000	1,008,600
Series F
5.00%, 04/01/24	(PR 04/01/16)	825	847,976

Security		Principal (000s)	Value
5.00%, 04/01/31	(PR 04/01/16)	$2,805	$2,883,119
5.00%, 04/01/31	(PR 04/01/17)	780	835,419
Series F-1
5.00%, 04/01/17		465	498,229
5.00%, 04/01/27	(Call 04/01/22)	1,000	1,176,260
5.00%, 04/01/28	(Call 04/01/22)	200	233,114
5.00%, 04/01/28	(PR 04/01/19)	375	428,096
5.00%, 04/01/31	(Call 04/01/22)	1,350	1,562,490
5.00%, 04/01/39	(PR 04/01/18)	1,150	1,274,027
5.00%, 04/01/54	(Call 04/01/24)	500	546,260
5.50%, 04/01/43	(PR 04/01/18)	1,620	1,815,404
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	695	777,156
Series S-4
5.00%, 04/01/32	(Call 04/01/23)	500	561,950
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,940,680
5.25%, 04/01/48	(Call 04/01/23)	250	280,205
5.25%, 04/01/53	(Call 04/01/23)	1,000	1,119,700
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	500	543,140
Bay Area Water Supply & Conservation Agency RB Series A
5.00%, 10/01/34	(Call 04/01/23)	350	400,218
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	1,000	1,114,890
Series U-3
5.00%, 06/01/43		1,140	1,487,939
Series U-5
5.00%, 05/01/21		350	417,018
Series U-6
5.00%, 05/01/45		1,260	1,654,619
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	250	307,078
5.00%, 07/01/29	(PR 01/01/28) (FGIC)	810	1,027,696
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	875	1,110,165
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	740	938,882

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	$1,000	$1,144,840
6.00%, 11/01/34	(Call 11/01/19)	360	426,254
Series A
5.00%, 12/01/19	(AMBAC)	240	261,523
5.00%, 04/01/20		350	406,336
5.00%, 04/01/24	(Call 04/01/22)	1,000	1,187,230
5.00%, 12/01/27	(Call 10/01/15) (AMBAC)	1,430	1,438,222
5.00%, 04/01/32	(Call 04/01/22)	405	456,403
5.00%, 04/01/34	(Call 04/01/22)	510	571,480
5.00%, 09/01/34	(Call 09/01/24)	1,000	1,137,280
5.00%, 04/01/37	(Call 04/01/22)	610	678,912
5.00%, 03/01/38	(Call 03/01/23)	610	681,840
5.00%, 09/01/39	(Call 09/01/24)	500	561,170
5.25%, 06/01/30	(Call 10/01/15)	250	251,045
Series C
4.00%, 10/01/20		270	303,548
Series D
5.00%, 12/01/31	(Call 12/01/21)	1,000	1,141,300
Series E
5.00%, 04/01/34	(PR 04/01/19)	370	422,670
Series G
5.00%, 01/01/21		2,250	2,635,762
5.00%, 12/01/31	(PR 12/01/21)	500	600,900
5.00%, 11/01/37	(Call 11/01/22)	1,000	1,121,900
Series G-1
5.00%, 10/01/21	(Call 10/01/19)	100	115,173
5.13%, 10/01/22	(Call 10/01/19)	275	317,259
5.25%, 10/01/23	(Call 10/01/19)	105	121,339
Series I
5.00%, 11/01/38	(Call 11/01/23)	1,000	1,126,890
Series I-1
6.13%, 11/01/29	(Call 11/01/19)	225	267,442
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	600	609,732
5.00%, 01/01/21	(PR 01/01/16)	395	401,407
California State University RB
5.00%, 11/01/30	(Call 11/01/25)	1,000	1,188,570
5.00%, 11/01/33	(Call 11/01/25)	500	585,615
5.00%, 11/01/35	(Call 11/01/25)	1,325	1,540,538

Security		Principal (000s)	Value
Series A
4.00%, 11/01/28	(Call 11/01/22)	$180	$193,689
5.00%, 11/01/24	(Call 11/01/21)	750	880,132
5.00%, 11/01/27	(Call 11/01/24)	400	477,776
5.00%, 11/01/30	(Call 09/04/15) (AMBAC)	130	130,053
5.00%, 11/01/33	(Call 11/01/24)	1,000	1,160,080
5.00%, 11/01/33	(Call 05/01/18) (AGM)	985	1,078,486
5.00%, 11/01/37	(Call 11/01/22)	325	365,287
5.00%, 11/01/39	(Call 11/01/24)	500	568,435
5.00%, 11/01/39	(Call 05/01/18) (AGM)	855	933,087
5.00%, 11/01/44	(Call 11/01/24)	1,290	1,458,925
5.00%, 11/01/47	(Call 11/01/25)	500	568,835
5.25%, 11/01/34	(Call 05/01/19)	250	282,433
Series C
5.00%, 11/01/38	(PR 11/01/15) (NPFGC)	295	297,404
5.00%, 11/01/38	(Call 11/01/15) (NPFGC)	105	105,856
Cerritos Community College District GO Series A
4.00%, 08/01/44	(Call 08/01/24)	250	252,990
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	300	342,447
Series B
0.00%, 08/01/26	(Call 08/01/16) (AMBAC)	250	152,023
5.00%, 08/01/29	(Call 08/01/16) (AMBAC)	130	135,118
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	280	291,024
Series C
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	500	198,470
0.00%, 08/01/36	(Call 08/01/16) (AMBAC)	645	231,181
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	1,000	340,160

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Chaffey Joint Union High School District GO Series B
4.00%, 08/01/44	(Call 02/01/25)	$500	$501,155
Chino Basin Regional Financing Authority RB
Series A
5.00%, 11/01/33	(Call 11/01/17) (AMBAC)	280	301,025
5.00%, 11/01/38	(Call 11/01/17) (AMBAC)	250	267,278
City & County of San Francisco CA COP Series A
5.00%, 04/01/29	(Call 04/01/19)	400	448,424
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		500	557,610
5.00%, 06/15/19		320	366,042
5.00%, 06/15/20		500	586,120
5.00%, 06/15/21		150	178,313
5.00%, 06/15/26	(Call 06/15/23)	500	593,330
City of Long Beach CA Harbor Revenue RB Series C
5.00%, 11/15/18		750	847,260
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		370	425,633
5.00%, 09/01/20		500	588,560
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,240	1,284,962
5.00%, 06/01/19		495	565,854
5.00%, 06/01/20		250	292,230
5.00%, 06/01/35	(Call 06/01/23)	960	1,091,846
5.00%, 06/01/43	(Call 06/01/23)	500	558,410
Series B
5.00%, 06/01/22		250	299,680
5.00%, 06/01/23		200	242,648
5.00%, 06/01/30	(Call 06/01/22)	170	198,106
5.00%, 06/01/32	(Call 06/01/22)	500	575,835

Security		Principal (000s)	Value
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	$800	$919,160
5.00%, 05/15/40	(Call 05/15/20)	500	562,475
Series A
5.00%, 05/15/27	(Call 05/15/20)	245	282,137
5.00%, 05/15/32	(Call 05/15/20)	1,385	1,585,396
5.00%, 05/15/40	(Call 05/15/20)	2,475	2,788,978
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	569,910
Series C
5.00%, 05/15/38	(Call 05/15/25)	250	283,925
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	380	421,994
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB Series B
4.00%, 10/01/39	(Call 10/01/22)	950	971,166
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/39	(Call 05/01/22)	415	424,993
5.00%, 11/01/21	(PR 05/01/16) (AGM)	1,200	1,238,328
5.00%, 11/01/25	(Call 05/01/25)	200	247,828
5.00%, 11/01/32	(Call 05/01/25)	1,000	1,173,120
5.00%, 11/01/36	(Call 05/01/25)	800	926,088
Series A
4.00%, 11/01/41	(Call 05/01/22)	720	735,192
4.50%, 11/01/31	(PR 05/01/16) (AGM)	875	900,034
5.00%, 11/01/30	(Call 11/01/21)	500	591,215
5.00%, 11/01/33	(Call 05/01/22)	1,000	1,135,510
5.00%, 11/01/37	(Call 11/01/21)	1,000	1,150,850
5.00%, 11/01/43	(Call 05/01/22)	500	562,995
City of San Jose CA Airport Revenue RB Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	240	250,680

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
City of Vernon CA Electric System Revenue RB
Series A
5.13%, 08/01/21	(PR 08/01/19)	$150	$166,739
5.13%, 08/01/21	(Call 08/01/19)	350	385,606
City of Vista CA COP
5.00%, 05/01/37	(Call 05/01/17) (NPFGC)	285	298,988
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	250	254,508
Coast Community College District GO
Series A
4.00%, 08/01/38	(Call 08/01/23)	500	512,965
5.00%, 08/01/38	(Call 08/01/23)	250	281,058
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	615	694,612
Series A
4.00%, 08/01/39	(Call 08/01/24)	250	253,855
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/28	(Call 07/01/19)	125	139,886
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	250	278,578
Series C
6.00%, 07/01/41	(Call 07/01/18)	500	560,475
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	250	256,995
Series A
5.00%, 08/01/34	(Call 08/01/19)	1,425	1,606,003
Cucamonga Valley Water District RB Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	250	296,705
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	1,000	199,510
5.00%, 08/01/37	(Call 08/01/17) (AGM)	500	533,110

Security		Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB
Series 2014B
5.00%, 06/01/24		$500	$620,600
Series A
5.00%, 06/01/29	(Call 06/01/25)	300	362,220
5.00%, 06/01/32	(Call 06/01/25)	1,500	1,776,990
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	1,080	1,163,246
Series B
5.00%, 06/01/17		235	253,537
5.00%, 06/01/19		200	228,826
5.00%, 06/01/20		410	480,254
5.00%, 06/01/23		275	336,661
Eastern Municipal Water District COP
Series H
5.00%, 07/01/24	(Call 07/01/18)	190	210,509
5.00%, 07/01/33	(Call 07/01/18)	330	361,776
5.00%, 07/01/35	(Call 07/01/18)	580	635,848
El Camino Community College District GO
Series C
0.00%, 08/01/32		700	368,445
0.00%, 08/01/33		125	63,011
0.00%, 08/01/34		500	241,695
El Dorado Irrigation District/El Dorado County Water Agency RB Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	250	281,080
Escondido Union High School District GO
Series C
0.00%, 08/01/46		985	244,369
0.00%, 08/01/51		1,155	223,816
Foothill-De Anza Community College District GO
Series A
4.50%, 08/01/31	(PR 08/01/17) (AMBAC)	600	644,760
Series C
5.00%, 08/01/36	(Call 08/01/21)	250	280,515
5.00%, 08/01/40	(Call 08/01/21)	190	211,546

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30	(ETM) (RADIAN-IBCC, AGM-CR)	$70	$46,266
0.00%, 01/15/35	(AGM)	300	128,133
Series A
0.00%, 01/01/19	(ETM)	565	543,451
0.00%, 01/01/20	(ETM)	1,100	1,038,598
0.00%, 01/01/23	(ETM)	225	192,341
0.00%, 01/01/25	(ETM)	880	701,738
0.00%, 01/01/26	(ETM)	540	413,068
0.00%, 01/01/28	(ETM)	440	312,259
Fresno Unified School District GO Series G
0.00%, 08/01/41	(Call 08/01/21)	500	105,025
Grossmont Union High School District GO
5.00%, 08/01/33	(Call 08/01/18)	430	467,440
Imperial Irrigation District Electric System Revenue RB
5.00%, 11/01/33	(Call 11/01/18)	685	752,637
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	250	120,945
5.00%, 08/01/39	(Call 08/01/22)	500	559,710
Long Beach Unified School District GO Series D-1
0.00%, 08/01/39	(Call 02/01/25)	200	67,778
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,500	1,588,830
5.00%, 08/01/23		500	608,670
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	375	406,620
5.00%, 08/01/29	(Call 08/01/24)	1,450	1,712,798
5.00%, 08/01/30	(Call 08/01/24)	2,000	2,346,740
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,400	2,602,368
Series C
5.00%, 06/01/26		500	622,345

Security		Principal (000s)	Value
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	$1,145	$1,194,762
Series E-1
5.00%, 08/01/33	(PR 08/01/18)	385	431,104
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	400	447,900
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/20	(Call 08/15/18)	120	134,036
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,100	1,295,151
Series A
5.00%, 07/01/17		300	324,663
5.00%, 07/01/18		35	38,870
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	222,836
Series B
5.00%, 07/01/18		210	234,784
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37	(Call 08/01/22)	170	171,503
5.00%, 08/01/42	(Call 08/01/22)	500	547,635
Series A
5.00%, 12/01/39	(Call 12/01/24)	500	560,480
Los Angeles County Sanitation Districts Financing Authority RB
5.00%, 10/01/34	(PR 10/01/15) (NPFGC-FGIC)	500	502,010
Series A
5.00%, 10/01/20		450	530,545
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/18		840	936,877
5.00%, 07/01/19		860	982,756
5.00%, 07/01/20		175	204,699
5.00%, 07/01/22	(Call 07/01/21)	500	597,235
5.00%, 07/01/27	(Call 01/01/23)	875	1,021,037

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series A-1
5.00%, 07/01/37	(Call 07/01/17) (AMBAC)	$1,650	$1,765,368
5.25%, 07/01/38	(Call 07/01/18)	1,200	1,321,020
Series B
5.00%, 07/01/43	(Call 01/01/24)	3,510	3,945,861
Series C
5.00%, 01/01/16	(Call 10/01/15)	300	301,233
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,550	1,773,401
5.00%, 07/01/39	(Call 07/01/24)	2,200	2,491,654
Series E
5.00%, 07/01/44	(Call 07/01/24)	500	563,425
Los Angeles Department of Water RB
Series A
5.00%, 07/01/41	(Call 01/01/21)	250	280,483
5.00%, 07/01/43	(Call 07/01/22)	1,250	1,415,375
Series A-2
5.00%, 07/01/35	(Call 07/01/16) (AMBAC)	850	879,988
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	350	370,199
Series B
5.00%, 07/01/30	(Call 07/01/23)	500	579,920
5.00%, 07/01/33	(Call 07/01/23)	500	570,080
5.00%, 07/01/43	(Call 07/01/22)	500	566,150
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		800	979,280
Series A
5.00%, 07/01/23		500	605,635
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	850	908,607
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,540	1,642,410
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	760	806,094
4.50%, 01/01/28	(Call 07/01/17) (AGC-ICC, NPFGC)	100	106,065
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	1,675	1,776,589
5.50%, 07/01/18	(FGIC)	250	282,548

Security		Principal (000s)	Value
Series A-2
5.00%, 07/01/21		$500	$592,185
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	820	850,455
4.75%, 07/01/20	(Call 07/01/16) (FGIC)	265	274,794
5.00%, 07/01/18		500	558,260
5.00%, 07/01/21	(PR 07/01/17) (AMBAC)	350	378,102
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	300	311,520
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	518,985
Series C
5.00%, 07/01/21		500	592,185
5.00%, 07/01/23		1,000	1,211,270
5.00%, 07/01/25	(Call 07/01/24)	1,000	1,219,630
5.00%, 07/01/27	(Call 07/01/24)	1,000	1,199,220
5.00%, 07/01/30	(Call 07/01/24)	750	880,230
5.00%, 07/01/32	(Call 07/01/17) (AGM)	300	319,956
Series D
5.00%, 01/01/34	(Call 07/01/19)	300	336,585
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	500	528,010
Series F
5.00%, 01/01/34	(Call 07/01/19)	330	370,244
Series I
5.00%, 07/01/27	(Call 07/01/19)	765	872,643
5.00%, 01/01/34	(Call 07/01/19)	105	117,805
Series KRY
5.00%, 07/01/18		250	279,130
Series KY
5.00%, 07/01/16		350	364,070
Mendocino-Lake Community College District GO Series B
0.00%, 08/01/51	(AGM)	250	50,245
Merced Union High School District GO Series C
0.00%, 08/01/46	(PR 08/01/21)	1,000	151,840

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		$400	$436,220
Series A
5.00%, 07/01/20		350	410,743
5.00%, 10/01/29	(Call 04/01/22)	200	235,924
5.00%, 01/01/34	(Call 01/01/19)	100	111,164
5.00%, 07/01/37	(Call 07/01/17)	1,000	1,068,030
5.00%, 01/01/39	(Call 01/01/19)	265	292,671
Series B
5.00%, 07/01/21	(Call 07/01/18)	225	251,363
Series C
5.00%, 07/01/17		150	162,245
5.00%, 07/01/19		500	573,400
5.00%, 10/01/27		500	632,345
5.00%, 07/01/35	(Call 07/01/19)	450	508,275
Mount Diablo Unified School District/CA GO
Series A
0.01%, 08/01/35	(Call 08/01/25) (AGM)	400	326,136
Series E
5.00%, 06/01/37	(Call 08/01/22)	250	283,328
Mount San Antonio Community College District GO
0.01%, 08/01/28	(Call 02/01/28)	1,000	867,300
Municipal Improvement Corp. of Los Angeles RB
Series A
5.00%, 09/01/23	(Call 09/01/18)	30	33,335
5.00%, 09/01/25	(Call 09/01/18)	500	553,860
Newport Mesa Unified School District GO
0.00%, 08/01/34		500	235,060
0.00%, 08/01/36		500	213,065
0.00%, 08/01/38		500	194,620
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	720	748,202
Orange County Sanitation District COP Series A
5.00%, 02/01/39	(Call 02/01/19)	500	555,265

Security		Principal (000s)	Value
Orange County Water District COP
5.00%, 08/15/39	(Call 08/15/19)	$885	$996,908
Palomar Community College District GO Series C
4.00%, 08/01/40	(Call 08/01/25)	250	253,268
Palomar Health GO Series A
0.00%, 08/01/31	(AGM)	500	252,845
Peralta Community College District GO Series C
5.00%, 08/01/39	(Call 08/01/19)	145	161,955
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		200	61,034
Series D
0.00%, 08/01/40		500	166,620
Pomona Public Financing Authority RB Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	125	131,981
Port of Los Angeles RB Series B
5.00%, 08/01/44	(Call 08/01/24)	1,100	1,245,222
Poway Unified School District GO
0.00%, 08/01/31		495	263,533
0.00%, 08/01/35		500	217,220
0.00%, 08/01/36		300	122,457
0.00%, 08/01/38		755	275,983
0.00%, 08/01/46		2,750	665,472
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	500	421,085
Riverside CA Sewer Revevue RB Series A
5.00%, 08/01/40	(Call 08/01/25)	500	559,255
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	500	569,240

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	$750	$861,967
5.75%, 06/01/48	(Call 06/01/23)	1,000	1,129,630
Sacramento Area Flood Control Agency SPECIAL AS
5.63%, 10/01/37	(Call 10/01/18) (BHAC)	380	420,774
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	650	782,645
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC)	490	507,630
Series A
5.00%, 12/01/44	(Call 06/01/24)	1,000	1,128,240
Sacramento Municipal Utility District RB
Series A
5.00%, 08/15/37	(Call 08/15/23)	585	667,251
5.00%, 08/15/41	(Call 08/15/23)	500	566,895
Series K
5.25%, 07/01/24	(AMBAC)	250	301,098
Series U
5.00%, 08/15/16	(AGM)	325	339,872
5.00%, 08/15/17	(AGM)	300	325,902
5.00%, 08/15/22	(Call 08/15/18) (AGM)	1,365	1,527,339
Series X
5.00%, 08/15/20		200	234,582
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	346,803
Series C
5.00%, 08/01/31	(Call 08/01/16) (AGM)	45	46,776
San Diego Community College District GO
5.00%, 08/01/30	(Call 08/01/23)	250	291,120

Security		Principal (000s)	Value
5.00%, 08/01/30	(Call 08/01/17) (AGM)	$550	$591,360
5.00%, 08/01/43	(Call 08/01/23)	1,350	1,519,722
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/34	(Call 07/01/20)	315	353,153
5.00%, 07/01/40	(Call 07/01/20)	475	527,739
5.00%, 07/01/43	(Call 07/01/23)	255	282,841
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48	(Call 04/01/24)	400	451,736
Series A
5.00%, 04/01/48	(Call 04/01/22)	500	552,095
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	800	874,168
5.00%, 05/01/38	(Call 05/01/18) (AGM)	700	763,931
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/34	(Call 11/01/22)	500	575,865
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/23		250	299,493
Series A
5.25%, 05/15/24	(Call 05/15/20)	250	294,155
5.25%, 05/15/25	(Call 05/15/20)	250	293,643
5.25%, 05/15/39	(Call 05/15/19)	500	562,765
Series B
5.00%, 05/15/18		1,100	1,224,058
5.00%, 05/15/21	(Call 05/15/19)	140	160,693
5.00%, 05/15/22	(Call 05/15/19)	230	261,795
5.50%, 05/15/23	(Call 05/15/19)	625	721,806
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.50%, 08/01/39	(Call 08/01/19)	1,000	1,146,730
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	400	449,600

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
San Diego Unified School District/CA GO
0.00%, 07/01/30		$790	$446,105
0.00%, 07/01/35		300	132,066
0.00%, 07/01/36		750	315,495
0.00%, 07/01/38		500	189,695
0.00%, 07/01/39		500	180,545
0.00%, 07/01/42		200	62,042
0.00%, 07/01/45		1,595	434,095
Series A
0.00%, 07/01/19	(NPFGC)	400	374,440
Series C
0.00%, 07/01/46		500	130,275
0.00%, 07/01/47	(Call 07/01/40)	300	181,938
0.00%, 07/01/48	(Call 07/01/40)	250	151,448
5.00%, 07/01/35	(Call 07/01/23)	150	172,152
Series E
0.00%, 07/01/32		500	251,255
0.00%, 07/01/47	(Call 07/01/42)	1,000	510,120
5.25%, 07/01/42		1,340	675,146
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,125	1,171,642
Series G
0.00%, 07/01/38	(Call 01/01/24)	1,000	316,090
Series R-1
0.00%, 07/01/31		1,535	819,920
Series R-3
5.00%, 07/01/21		800	949,448
Series R-4
5.00%, 07/01/28	(Call 07/01/25)	180	216,056
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	250	257,350
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	200	204,104
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	100	106,878
5.00%, 08/01/32	(Call 08/01/17)	500	538,940

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District RB Series A
5.00%, 07/01/36	(Call 07/01/22)	$500	$559,710
San Francisco City & County Airports Commission San Francisco International Airport RB
5.00%, 05/01/19		150	171,180
Issue 32F, Second Series
5.25%, 05/01/19	(NPFGC-FGIC)	995	1,144,409
Second Series
5.00%, 05/01/26	(Call 05/01/22)	185	217,917
5.25%, 05/01/17	(NPFGC-FGIC)	320	345,290
Series A
4.90%, 05/01/29	(Call 11/01/19)	875	989,126
Series B
4.90%, 05/01/29	(Call 11/01/19)	500	564,785
5.00%, 05/01/43	(Call 05/01/23)	250	276,785
5.00%, 05/01/44	(Call 05/01/24)	500	557,210
Series C
5.00%, 05/01/17		750	806,167
Series F
5.00%, 05/01/35	(Call 05/01/20)	800	883,912
San Joaquin County Transportation Authority RB Series A
6.00%, 03/01/36	(Call 03/01/21)	240	285,564
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	500	499,785
0.00%, 01/01/20	(ETM)	170	160,648
0.00%, 01/01/22	(ETM)	220	195,169
0.00%, 01/01/23	(ETM)	450	385,241
0.00%, 01/01/26	(ETM)	280	214,620
0.00%, 01/01/28	(ETM)	400	284,220
5.00%, 01/15/34	(Call 01/15/25)	750	808,717
5.00%, 01/15/50	(Call 01/15/25)	2,250	2,360,070
Series A
0.00%, 01/15/26	(NPFGC)	400	257,312
San Jose Financing Authority RB Series A
5.00%, 06/01/39	(Call 06/01/23)	250	280,478

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
San Jose Unified School District GO Series D
5.00%, 08/01/32	(Call 08/01/18)	$125	$137,341
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	118,205
0.00%, 08/01/51		1,500	299,145
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	500	576,040
Series B
5.00%, 09/01/31	(PR 09/01/16)	400	418,960
5.00%, 09/01/38	(PR 09/01/16)	550	576,070
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	250	185,500
San Mateo Joint Powers Financing Authority RB Series A
5.00%, 07/15/36	(Call 07/15/18)	750	820,860
San Mateo Union High School District GO
0.00%, 09/01/33		500	336,005
0.00%, 09/01/41	(Call 09/01/36)	500	356,950
Series A
0.00%, 07/01/51	(Call 09/01/41)	750	398,745
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	1,025	1,097,990
Series B
5.00%, 04/01/19		165	187,986
Santa Monica Community College District GO Series B
4.00%, 08/01/44	(Call 08/01/24)	1,000	1,018,770
Southern California Public Power Authority RB
5.00%, 07/01/25	(Call 07/01/20)	205	238,433
5.00%, 07/01/26	(Call 01/01/25)	500	607,190
Series 2010-1
5.00%, 07/01/30	(Call 07/01/20)	700	803,061

Security		Principal (000s)	Value
Series A
4.00%, 07/01/21		$400	$452,556
Series B
6.00%, 07/01/27	(PR 07/01/18)	195	223,289
Southwestern Community College District GO
Series C
0.00%, 08/01/41		650	200,655
0.00%, 08/01/46		1,000	242,600
State of California Department of Water Resources Power Supply Revenue RB
Series H
5.00%, 05/01/21	(Call 05/01/18) (AGM)	140	155,449
5.00%, 05/01/21	(PR 05/01/18) (AGM)	360	399,913
5.00%, 05/01/22	(PR 05/01/18) (AGM)	825	916,468
5.00%, 05/01/22	(Call 05/01/18) (AGM)	325	360,649
Series K
4.00%, 05/01/18		320	347,258
5.00%, 05/01/18		1,540	1,711,325
Series L
5.00%, 05/01/16		130	134,137
5.00%, 05/01/17		2,200	2,364,736
5.00%, 05/01/18		285	316,706
5.00%, 05/01/19		2,765	3,161,473
5.00%, 05/01/20		210	245,902
5.00%, 05/01/21	(PR 05/01/20)	925	1,082,685
5.00%, 05/01/21	(Call 05/01/20)	565	654,722
5.00%, 05/01/22	(PR 05/01/20)	870	1,018,309
5.00%, 05/01/22	(Call 05/01/20)	530	612,871
Series M
4.00%, 05/01/16		1,550	1,589,106
5.00%, 05/01/16		600	619,092
Series N
5.00%, 05/01/18		950	1,055,687
5.00%, 05/01/20		2,110	2,470,726
5.00%, 05/01/21		650	775,242
Series O
5.00%, 05/01/21		1,500	1,789,020
5.00%, 05/01/22		1,650	1,990,312

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
State of California Department of Water Resources RB
5.00%, 12/01/25	(PR 06/01/18)	$490	$545,953
5.00%, 12/01/25	(Call 06/01/18)	10	11,121
5.00%, 12/01/26	(PR 06/01/18)	480	534,811
5.00%, 12/01/26	(Call 06/01/18)	20	22,228
5.00%, 12/01/27	(PR 06/01/18)	270	300,831
Series AG
5.00%, 12/01/26	(PR 12/01/19)	230	267,591
5.00%, 12/01/26	(Call 12/01/19)	20	23,050
5.00%, 12/01/29	(PR 12/01/19)	255	296,677
5.00%, 12/01/29	(Call 12/01/19)	65	74,389
Series AJ
5.00%, 12/01/16		475	503,148
Series AS
5.00%, 12/01/20		300	355,212
5.00%, 12/01/22		500	607,295
5.00%, 12/01/25	(Call 12/01/24)	400	493,920
5.00%, 12/01/26	(Call 12/01/24)	500	610,760
5.00%, 12/01/27	(Call 12/01/24)	500	605,165
State of California GO
2.00%, 11/01/18		1,750	1,806,035
3.00%, 12/01/32	(Call 06/01/19)	200	212,602
3.50%, 03/01/17		100	104,397
4.00%, 12/01/18	(Call 12/01/17)	250	266,785
4.00%, 05/01/23		1,000	1,130,630
4.00%, 11/01/44	(Call 11/01/24)	500	505,725
4.00%, 03/01/45	(Call 03/01/25)	500	505,525
4.00%, 08/01/45		250	252,855
4.50%, 03/01/21	(Call 03/01/20)	660	740,216
4.50%, 08/01/26	(Call 02/01/17)	900	945,243
4.50%, 08/01/30	(Call 02/01/17)	1,085	1,134,975
5.00%, 10/01/16		1,200	1,261,488
5.00%, 11/01/16		275	290,092
5.00%, 02/01/17		1,000	1,062,750
5.00%, 04/01/17		485	518,737
5.00%, 06/01/17	(SGI)	375	403,586
5.00%, 09/01/17		450	488,768
5.00%, 10/01/17		1,510	1,645,024
5.00%, 04/01/18		500	552,775
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	560	603,120
5.00%, 08/01/18	(Call 02/01/17)	550	584,837

Security		Principal (000s)	Value
5.00%, 10/01/18		$350	$392,910
5.00%, 11/01/18		500	562,675
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	350	376,821
5.00%, 08/01/19	(Call 02/01/17)	1,000	1,063,050
5.00%, 10/01/19		800	919,912
5.00%, 04/01/20		215	249,166
5.00%, 09/01/20		170	198,825
5.00%, 10/01/20	(Call 10/01/16)	1,400	1,592,424
5.00%, 12/01/20		1,300	1,441,508
5.00%, 08/01/21	(Call 10/01/15)	200	200,812
5.00%, 09/01/21		750	886,380
5.00%, 11/01/21		1,575	1,782,610
5.00%, 12/01/21	(Call 12/01/16)	250	264,908
5.00%, 08/01/22	(Call 02/01/17)	600	637,236
5.00%, 03/01/23	(Call 03/01/16)	315	322,280
5.00%, 10/01/23		1,000	1,207,530
5.00%, 11/01/23	(Call 11/01/20)	500	589,130
5.00%, 12/01/23		500	605,010
5.00%, 02/01/24	(Call 02/01/22)	220	259,954
5.00%, 06/01/24	(Call 06/01/17) (NPFGC)	365	392,233
5.00%, 08/01/24		1,250	1,403,872
5.00%, 10/01/24	(Call 04/01/18)	1,000	1,102,830
5.00%, 11/01/24	(Call 11/01/20)	250	293,885
5.00%, 12/01/24	(Call 12/01/23)	900	1,025,472
5.00%, 02/01/25	(Call 02/01/23)	1,000	1,186,160
5.00%, 03/01/25	(Call 03/01/20)	750	864,165
5.00%, 08/01/25	(Call 10/01/15) (AGM)	535	537,177
5.00%, 09/01/25	(Call 09/01/23)	500	597,190
5.00%, 10/01/25	(Call 04/01/18)	1,550	1,749,295
5.00%, 03/01/26	(Call 03/01/25)	500	601,310
5.00%, 10/01/26	(Call 10/01/24)	500	595,515
5.00%, 12/01/26	(Call 12/01/16)	800	844,280
5.00%, 03/01/27	(Call 03/01/20)	300	344,961
5.00%, 09/01/27	(Call 09/01/16)	500	522,570
5.00%, 11/01/27	(Call 11/01/23)	700	826,063
5.00%, 08/01/28		1,000	1,186,550
5.00%, 02/01/29	(Call 02/01/23)	1,000	1,152,900
5.00%, 10/01/29	(Call 04/01/18)	1,000	1,110,260
5.00%, 09/01/30	(Call 09/01/18)	500	553,635
5.00%, 02/01/31	(Call 02/01/22)	500	564,500

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 10/01/31	(Call 10/01/24)	$2,825	$3,254,259
5.00%, 02/01/32	(Call 02/01/22)	500	563,560
5.00%, 05/01/32	(Call 05/01/24)	1,000	1,141,760
5.00%, 06/01/32	(Call 06/01/17)	1,220	1,300,239
5.00%, 09/01/33	(Call 09/01/23)	265	303,664
5.00%, 09/01/35	(Call 09/01/16)	1,040	1,080,019
5.00%, 06/01/37	(Call 06/01/17)	1,790	1,901,302
5.00%, 11/01/37	(Call 11/01/17)	2,350	2,530,409
5.00%, 12/01/37	(Call 12/01/17)	1,040	1,122,857
5.00%, 02/01/38	(Call 02/01/23)	1,060	1,188,769
5.00%, 04/01/38	(Call 04/01/18)	1,600	1,737,536
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,131,620
5.00%, 10/01/41	(Call 10/01/21)	3,500	3,905,055
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,111,710
5.00%, 09/01/42	(Call 09/01/22)	750	838,552
5.00%, 04/01/43	(Call 04/01/23)	910	1,015,605
5.00%, 11/01/43	(Call 11/01/23)	1,995	2,242,041
5.25%, 09/01/22		815	987,405
5.25%, 10/01/22		600	727,740
5.25%, 09/01/25	(Call 09/01/21)	750	895,597
5.25%, 10/01/29	(Call 10/01/19)	1,375	1,590,889
5.25%, 08/01/32	(AGM)	1,000	1,233,560
5.25%, 03/01/38	(Call 03/01/18)	2,115	2,306,725
5.50%, 04/01/19		525	604,543
5.50%, 11/01/39	(Call 11/01/19)	3,260	3,790,467
5.50%, 03/01/40	(Call 03/01/20)	170	197,392
5.63%, 04/01/25	(Call 04/01/19)	350	405,493
5.75%, 04/01/29	(Call 04/01/19)	1,000	1,159,490
5.75%, 04/01/31	(Call 04/01/19)	1,000	1,157,960
6.00%, 03/01/33	(Call 03/01/20)	1,200	1,445,748
6.00%, 04/01/38	(Call 04/01/19)	3,250	3,785,567
6.00%, 11/01/39	(Call 11/01/19)	580	689,939
6.50%, 04/01/33	(Call 04/01/19)	1,500	1,776,255
Series 2
5.00%, 09/01/29	(Call 03/01/16) (AMBAC)	590	602,980
Series A
4.00%, 07/01/16		90	92,823
4.40%, 07/01/18		200	220,070
4.60%, 07/01/19		1,145	1,300,090
5.00%, 07/01/18	(ETM)	385	430,091
5.00%, 07/01/18		80	89,370
5.00%, 07/01/20	(PR 07/01/19)	1,800	2,070,828

Security		Principal (000s)	Value
5.00%, 07/01/22	(PR 07/01/16)	$3,260	$3,388,542
5.25%, 07/01/21	(PR 07/01/19)	1,225	1,420,804
Sunnyvale Elementary School District GO
4.00%, 09/01/42	(Call 09/01/25)	500	510,765
University of California RB
Series AF
5.00%, 05/15/16		750	775,740
5.00%, 05/15/18		250	278,335
5.00%, 05/15/39	(Call 05/15/23)	1,000	1,129,300
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,000	1,150,740
5.00%, 05/15/38	(Call 05/15/23)	2,370	2,681,655
Series AK
5.00%, 05/15/48		2,050	2,485,399
Series AM
5.00%, 05/15/44	(Call 05/15/24)	700	788,242
Series AO
5.00%, 05/15/17		500	538,060
5.00%, 05/15/19		660	754,129
5.00%, 05/15/23		250	304,690
5.00%, 05/15/27	(Call 05/15/25)	3,000	3,620,160
5.00%, 05/15/40	(Call 05/15/25)	1,000	1,143,730
Series D
5.00%, 05/15/41	(PR 05/15/16) (FGIC)	500	521,870
Series G
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,197,540
5.00%, 05/15/26	(Call 05/15/22)	500	592,480
5.00%, 05/15/32	(Call 05/15/22)	725	834,779
5.00%, 05/15/37	(Call 05/15/22)	500	567,130
5.00%, 05/15/42	(Call 05/15/22)	950	1,065,814
Series I
5.00%, 05/15/28	(Call 05/15/25)	350	417,914
Vacaville Unified School District GO
5.00%, 08/01/25	(PR 08/01/17) (AMBAC)	380	412,042
Ventura County Community College District GO Series C
5.50%, 08/01/33	(PR 08/01/18)	250	283,300
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	500	552,825

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CALIFORNIA AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal or Shares (000s)	Value
West Contra Costa Unified School District GO Series B
5.63%, 08/01/35	(Call 08/01/18) (BHAC)	$195	$217,835
West Valley-Mission Community College District GO Series B
4.00%, 08/01/40	(Call 08/01/25)	250	262,963
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	400	141,248
William S Hart Union High School District GO
Series A
0.00%, 08/01/33		450	203,454
Series B
0.00%, 08/01/34	(AGM)	500	219,895
Series C
0.00%, 08/01/37	(Call 08/01/23)	500	172,795
4.00%, 08/01/38	(Call 08/01/23)	500	510,890
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	245	274,339
5.00%, 08/01/32	(PR 08/01/18) (AGM)	500	559,875
Yuba Community College District GO
5.00%, 08/01/22		430	463,391

			401,930,068

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $385,207,712)			401,930,068

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Liquidity Funds: California Money Fund, Institutional Shares
0.01%[a,b]		3,071	3,071,250

			3,071,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,071,250)			3,071,250

Value
TOTAL INVESTMENTS IN SECURITIES — 99.37%
(Cost: $388,278,962)	$405,001,318
Other Assets, Less Liabilities — 0.63%	2,572,990

NET ASSETS — 100.00%	$407,574,308

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

PR   —  Prerefunded

RB  —  Revenue Bond

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  –  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.  –  Financial Guaranty Insurance Co.

Radian-IBCC  —  Radian Asset Assurance  –  Insured Bond Custodial Certificate

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.04%

ALABAMA — 0.44%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24	(Call 09/01/22)	$2,500	$2,878,850
5.00%, 09/01/28	(Call 09/01/24)	3,500	4,145,505
Alabama Public School & College Authority RB
Series A
5.00%, 05/01/16		2,900	2,993,351
5.00%, 05/01/18		500	554,125
5.00%, 05/01/19		1,120	1,272,802
Series B
5.00%, 01/01/21		3,500	4,092,270
5.00%, 01/01/22		1,000	1,180,860
5.00%, 01/01/24		1,000	1,205,340
5.00%, 01/01/26	(Call 07/01/24)	2,000	2,385,300
Baldwin County Board of Education/AL RB
4.50%, 07/01/37	(PR 07/01/17) (AMBAC)	95	101,690
4.50%, 07/01/37	(Call 07/01/17) (AMBAC)	405	423,913
Birmingham Water Works Board RB
5.00%, 01/01/41	(Call 01/01/21)	1,185	1,318,052

			22,552,058
ALASKA — 0.04%
City of Anchorage AK Electric Revenue RB
Series A
4.00%, 12/01/44	(Call 12/01/24)	2,000	1,973,400
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	300	318,330

			2,291,730
ARIZONA — 1.62%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/25	(PR 07/01/16)	6,700	6,963,578
5.00%, 07/01/30	(Call 07/01/24)	2,000	2,350,700
Series A
5.00%, 07/01/21		1,500	1,771,515

Security		Principal (000s)	Value
5.00%, 07/01/24	(Call 07/01/21)	$935	$1,082,291
5.00%, 07/01/29	(Call 07/01/22)	1,000	1,159,750
5.00%, 07/01/30	(Call 07/01/22)	2,000	2,314,540
Arizona School Facilities Board COP
5.13%, 09/01/21	(PR 09/01/18)	1,000	1,123,600
5.25%, 09/01/23	(PR 09/01/18)	1,465	1,651,480
5.75%, 09/01/19	(PR 09/01/18)	1,250	1,427,550
Series A
5.00%, 09/01/23		750	892,770
Series A-1
5.00%, 09/01/17	(PR 09/01/15) (NPFGC-FGIC)	245	245,000
Arizona State University RB Series A
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,108,360
Arizona Transportation Board RB
5.00%, 07/01/17		700	756,336
5.00%, 07/01/23		1,500	1,814,490
5.00%, 07/01/24	(PR 07/01/19)	685	783,887
5.25%, 07/01/20	(Call 07/01/19)	480	550,282
Arizona Water Infrastructure Finance Authority RB
Series A
5.00%, 10/01/30	(PR 10/01/20)	2,600	3,055,572
City of Mesa AZ RB
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	280	291,550
5.25%, 07/01/16	(NPFGC-FGIC)	220	229,112
City of Phoenix AZ GO
4.00%, 07/01/24		1,000	1,132,610
4.00%, 07/01/25	(Call 07/01/24)	2,000	2,252,500
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		3,000	3,239,730
Series A
5.00%, 07/01/39	(Call 07/01/19)	800	888,128
5.00%, 07/01/40	(Call 07/01/20)	1,700	1,853,051
5.00%, 07/01/41	(Call 07/01/25)	2,000	2,254,780
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,198,350
5.00%, 07/01/27	(Call 07/01/24)	3,000	3,566,220

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Pinal County Electric District No. 3 RB
5.25%, 07/01/41	(Call 07/01/21)	$1,000	$1,094,880
Salt River Project Agricultural Improvement & Power District RB
5.00%, 12/01/34	(Call 06/01/25)	2,500	2,912,950
Series A
5.00%, 01/01/21	(Call 01/01/18)	2,000	2,194,260
5.00%, 12/01/26	(Call 12/01/21)	2,030	2,387,138
5.00%, 01/01/27	(Call 01/01/18)	1,800	1,965,618
5.00%, 12/01/28	(Call 12/01/21)	2,075	2,419,450
5.00%, 12/01/29	(Call 06/01/22)	400	459,420
5.00%, 12/01/31	(Call 06/01/22)	1,500	1,714,515
5.00%, 01/01/32	(Call 01/01/19)	3,045	3,387,045
5.00%, 12/01/36	(Call 06/01/25)	3,500	4,058,915
5.00%, 01/01/38	(Call 01/01/18)	8,265	8,894,049
5.00%, 12/01/45	(Call 06/01/25)	1,500	1,713,735
Series B
4.00%, 01/01/16		1,250	1,266,112
4.00%, 01/01/18		1,225	1,314,547
5.00%, 12/01/19		500	576,160
State of Arizona COP
Series A
5.00%, 10/01/18	(AGM)	200	223,322
5.00%, 10/01/29	(Call 10/01/19) (AGM)	1,000	1,106,900
5.25%, 10/01/20	(Call 10/01/19) (AGM)	355	404,540

			84,051,288
ARKANSAS — 0.11%
State of Arkansas GO
5.00%, 06/15/21		4,885	5,775,780

			5,775,780
CALIFORNIA — 22.64%
Acalanes Union High School District GO
Series A
0.00%, 08/01/39	(Call 08/01/29)	3,000	2,357,400
Alameda County Transportation Authority RB
4.00%, 03/01/22		500	570,565

Security		Principal (000s)	Value
Allan Hancock Joint Community College District/CA GO
0.00%, 08/01/47	(Call 08/01/40)	$1,000	$512,940
Alvord Unified School District GO
Series B
0.00%, 08/01/36	(AGM)	2,000	805,340
Anaheim Public Financing Authority RB
0.00%, 09/01/32	(AGM)	3,040	1,465,128
Anaheim Redevelopment Agency
Series A
5.00%, 02/01/31	(Call 02/01/18) (AGM)	1,000	1,077,970
Bay Area Toll Authority RB
4.00%, 04/01/21		1,000	1,131,580
Series A
1.00%, 04/01/47	(Call 10/01/16)	1,000	1,002,950
Series B
1.50%, 04/01/47	(Call 10/01/17)	3,000	3,028,350
Series C
1.88%, 04/01/47	(Call 10/01/18)	5,665	5,751,108
Series D
1.88%, 04/01/34	(Call 10/01/19)	2,200	2,228,622
Series F
5.00%, 04/01/17	(PR 04/01/16)	150	154,178
5.00%, 04/01/18	(PR 04/01/16)	1,000	1,027,850
5.00%, 04/01/21	(PR 04/01/16)	250	256,963
5.00%, 04/01/23	(PR 04/01/16)	275	282,659
5.00%, 04/01/25	(PR 04/01/16)	2,000	2,055,700
5.00%, 04/01/31	(PR 04/01/16)	4,700	4,830,895
5.00%, 04/01/31	(PR 04/01/17)	680	728,314
Series F-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,182,150
5.00%, 04/01/28	(PR 04/01/19)	25	28,540
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,327,840
5.00%, 04/01/31	(Call 04/01/22)	200	231,480
5.00%, 04/01/34	(PR 04/01/18)	500	553,925
5.00%, 04/01/39	(PR 04/01/18)	2,675	2,963,499
5.00%, 04/01/54	(Call 04/01/24)	2,000	2,185,040
5.13%, 04/01/39	(PR 04/01/19)	825	945,434
5.50%, 04/01/43	(PR 04/01/18)	1,400	1,568,868
5.63%, 04/01/44	(PR 04/01/19)	1,295	1,506,797
Series S-2
5.00%, 10/01/42	(Call 10/01/20)	2,510	2,806,707

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series S-4
5.00%, 04/01/29	(Call 04/01/23)	$1,090	$1,239,232
5.00%, 04/01/32	(Call 04/01/23)	2,000	2,247,800
5.00%, 04/01/43	(Call 04/01/23)	1,750	1,940,680
5.25%, 04/01/48	(Call 04/01/23)	2,250	2,521,845
5.25%, 04/01/53	(Call 04/01/23)	370	414,289
Series S-6
5.00%, 10/01/54	(Call 10/01/24)	3,500	3,801,980
Bay Area Water Supply & Conservation Agency RB
Series A
5.00%, 10/01/34	(Call 04/01/23)	1,500	1,715,220
Beverly Hills Unified School District CA GO
0.00%, 08/01/33		1,000	529,540
California Educational Facilities Authority RB
5.00%, 04/01/45	(Call 04/01/25)	2,000	2,229,780
Series T-1
5.00%, 03/15/39		120	154,361
Series U-3
5.00%, 06/01/43		1,500	1,957,815
Series U-6
5.00%, 05/01/45		4,500	5,909,355
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23	(ETM) (AGM)	2,845	3,494,542
5.00%, 07/01/33	(PR 01/01/28) (AMBAC)	1,000	1,268,760
5.00%, 07/01/36	(PR 01/01/28) (AMBAC)	500	634,380
5.13%, 07/01/37	(PR 07/01/26) (AMBAC)	470	599,264
California State Public Works Board RB
5.00%, 09/01/32	(Call 09/01/24)	1,500	1,717,260
5.00%, 09/01/38	(Call 09/01/23)	1,000	1,121,660
Series A
5.00%, 12/01/19	(AMBAC)	20	21,794
5.00%, 04/01/20		690	801,062
5.00%, 04/01/22		1,810	2,156,325
5.00%, 09/01/27	(Call 09/01/24)	2,175	2,557,126
5.00%, 04/01/30	(Call 04/01/22)	2,000	2,269,240

Security		Principal (000s)	Value
5.00%, 09/01/39	(Call 09/01/24)	$1,000	$1,122,340
5.25%, 06/01/30	(Call 10/01/15)	2,100	2,108,778
6.25%, 04/01/34	(Call 04/01/19)	1,725	2,018,043
Series A-1
6.00%, 03/01/35	(Call 03/01/20)	1,000	1,180,240
Series B
5.00%, 10/01/39	(Call 10/01/24)	1,000	1,123,280
Series C
4.00%, 06/01/28	(Call 06/01/22)	200	211,870
Series D
5.00%, 12/01/23	(Call 12/01/21)	1,500	1,799,190
5.00%, 12/01/31	(Call 12/01/21)	750	855,975
Series E
5.00%, 09/01/21		2,000	2,369,520
Series G
5.00%, 01/01/21		4,505	5,277,382
5.00%, 11/01/37	(Call 11/01/22)	3,175	3,562,032
Series G-1
5.75%, 10/01/30	(Call 10/01/19)	2,025	2,366,800
Series I-1
6.38%, 11/01/34	(Call 11/01/19)	600	719,490
Series J
5.25%, 01/01/16	(AMBAC)	270	274,568
California State University RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,377,140
5.00%, 11/01/33	(Call 11/01/25)	1,500	1,756,845
Series A
4.00%, 11/01/28	(Call 11/01/22)	1,680	1,807,764
4.00%, 11/01/34	(Call 11/01/25)	2,000	2,086,600
5.00%, 11/01/23		1,000	1,223,970
5.00%, 11/01/24	(Call 11/01/21)	1,250	1,466,888
5.00%, 11/01/25	(Call 11/01/23)	1,400	1,685,124
5.00%, 11/01/30	(Call 09/04/15) (AMBAC)	330	330,135
5.00%, 11/01/34	(Call 11/01/24)	2,950	3,406,866
5.00%, 11/01/39	(Call 05/01/18) (AGM)	1,000	1,091,330
5.00%, 11/01/39	(Call 11/01/24)	500	568,435
5.00%, 11/01/43	(Call 11/01/25)	2,000	2,287,820
5.00%, 11/01/44	(Call 11/01/24)	700	791,665
5.25%, 11/01/34	(Call 05/01/19)	500	564,865
5.25%, 11/01/38	(Call 05/01/19)	1,575	1,779,325

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Centinela Valley Union High School District GO
Series B
0.00%, 08/01/45	(Call 08/01/22) (AGM)	$4,000	$750,640
Cerritos Community College District GO
Series A
4.00%, 08/01/44	(Call 08/01/24)	1,750	1,770,930
Chabot-Las Positas Community College District GO
5.00%, 08/01/31	(Call 08/01/23)	1,200	1,369,788
Series B
5.00%, 08/01/31	(Call 08/01/16) (AMBAC)	600	623,622
Series C
0.00%, 08/01/32	(Call 08/01/16) (AMBAC)	500	224,270
0.00%, 08/01/34	(Call 08/01/16) (AMBAC)	270	107,174
0.00%, 08/01/37	(Call 08/01/16) (AMBAC)	500	170,080
Chaffey Joint Union High School District GO
Series B
4.00%, 08/01/44	(Call 02/01/25)	2,000	2,004,620
City & County of San Francisco CA COP
Series A
5.00%, 04/01/29	(Call 04/01/19)	500	560,530
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/18		2,500	2,788,050
5.00%, 06/15/21		25	29,719
5.00%, 06/15/22	(Call 12/15/21)	1,000	1,209,100
City of Bakersfield CA Wastewater Revenue RB
Series A
5.00%, 09/15/32	(PR 09/15/17) (AGM)	2,000	2,178,060
City of Los Angeles CA GO
Series B
5.00%, 09/01/19		1,200	1,380,432

Security		Principal (000s)	Value
5.00%, 09/01/20		$1,250	$1,471,400
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/26	(Call 06/01/23)	1,000	1,191,940
5.00%, 06/01/34	(Call 06/01/23)	1,000	1,140,310
Series A
5.00%, 06/01/19		4,425	5,058,394
5.00%, 06/01/39	(Call 06/01/19)	500	556,765
Series B
5.00%, 06/01/22		750	899,040
5.00%, 06/01/23		200	242,648
5.00%, 06/01/31	(Call 06/01/22)	1,000	1,158,190
5.00%, 06/01/32	(Call 06/01/22)	400	460,668
City of Los Angeles Department of Airports RB
5.00%, 05/15/28	(Call 05/15/20)	2,000	2,297,900
5.00%, 05/15/35	(Call 05/15/20)	4,870	5,511,087
Series A
5.00%, 05/15/32	(Call 05/15/20)	1,125	1,287,776
5.00%, 05/15/40	(Call 05/15/20)	6,700	7,549,962
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,122,080
Series B
5.00%, 05/15/35	(Call 05/15/22)	500	569,910
5.00%, 05/15/40	(Call 05/15/20)	3,000	3,371,970
Series C
5.00%, 05/15/38	(Call 05/15/25)	750	851,775
Series D
5.25%, 05/15/33	(Call 05/15/20)	700	807,093
City of Redding CA COP
Series A
5.00%, 06/01/30	(Call 06/01/18) (AGM)	1,000	1,089,290
City of Sacramento CA RB
5.00%, 09/01/42	(Call 09/01/23)	750	832,883
City of San Francisco CA Public Utilities Commission Wastewater Revenue RB
Series B
4.00%, 10/01/39	(Call 10/01/22)	3,500	3,577,980
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25	(Call 05/01/25)	800	991,312
5.00%, 11/01/31	(Call 05/01/25)	2,000	2,355,460

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 11/01/32	(Call 05/01/25)	$2,000	$2,346,240
Series A
5.00%, 11/01/30	(Call 11/01/21)	500	591,215
5.00%, 11/01/32	(Call 11/01/21)	400	468,972
5.00%, 11/01/35	(Call 05/01/22)	4,000	4,518,640
5.00%, 11/01/37	(Call 05/01/22)	1,000	1,123,850
5.00%, 11/01/41	(Call 11/01/21)	2,750	3,097,105
5.00%, 11/01/43	(Call 05/01/22)	1,000	1,125,990
Series B
5.00%, 11/01/39	(Call 11/01/19)	1,000	1,123,870
City of San Jose CA Airport Revenue RB
Series B
5.00%, 03/01/37	(Call 03/01/17) (AMBAC)	1,390	1,451,855
Clovis Unified School District GO
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,018,030
Coast Community College District GO
Series A
5.00%, 08/01/38	(Call 08/01/23)	2,750	3,091,632
Contra Costa Community College District GO
5.00%, 08/01/38	(Call 08/01/23)	2,535	2,863,156
Series A
4.00%, 08/01/39	(Call 08/01/24)	750	761,565
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40	(Call 07/01/20)	1,145	1,275,885
Series B
5.75%, 07/01/39	(Call 07/01/18)	1,250	1,392,200
Series C
6.00%, 07/01/41	(Call 07/01/18)	1,705	1,911,220
County of Santa Clara CA GO
4.00%, 08/01/39	(Call 08/01/22)	2,250	2,312,955
Cucamonga Valley Water District RB
Series A
5.38%, 09/01/35	(Call 09/01/21) (AGM)	750	890,115

Security		Principal (000s)	Value
Desert Community College District GO
Series C
0.00%, 08/01/46	(Call 08/01/17) (AGM)	$2,000	$399,020
5.00%, 08/01/37	(Call 08/01/17) (AGM)	1,620	1,727,276
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/30	(Call 06/01/25)	1,750	2,097,917
Series 2014B
5.00%, 06/01/24		500	620,600
Series A
5.00%, 06/01/26	(PR 06/01/17) (NPFGC-FGIC)	1,545	1,664,089
5.00%, 06/01/32	(PR 06/01/17) (NPFGC-FGIC)	1,000	1,077,080
5.00%, 06/01/35	(Call 06/01/25)	2,500	2,931,400
5.00%, 06/01/36	(Call 06/01/20)	2,000	2,287,200
5.00%, 06/01/37	(PR 06/01/17) (NPFGC-FGIC)	275	296,197
Series B
5.00%, 06/01/16		1,800	1,865,880
5.00%, 06/01/22		2,000	2,416,240
5.00%, 06/01/23		1,000	1,224,220
Eastern Municipal Water District COP
Series H
5.00%, 07/01/35	(Call 07/01/18)	500	548,145
El Camino Community College District GO
Series C
0.00%, 08/01/32		200	105,270
0.00%, 08/01/34		1,000	483,390
El Dorado Irrigation District/El Dorado County Water Agency RB
Series A
5.00%, 03/01/34	(Call 03/01/24) (AGM)	500	562,160
Escondido Union High School District GO
Series C
0.00%, 08/01/46		1,905	472,611

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
0.00%, 08/01/51		$1,000	$193,780
Foothill-De Anza Community College District GO
Series C
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,122,060
5.00%, 08/01/40	(Call 08/01/21)	1,000	1,113,400
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34	(AGM)	1,000	446,600
0.00%, 01/15/35	(AGM)	1,700	726,087
Series A
0.00%, 01/01/20	(ETM)	1,355	1,279,364
0.00%, 01/01/23	(ETM)	500	427,425
0.00%, 01/01/25	(ETM)	200	159,486
0.00%, 01/01/26	(ETM)	1,500	1,147,410
0.00%, 01/01/28	(ETM)	4,450	3,158,076
0.00%, 01/01/30	(ETM)	1,000	660,940
Long Beach Community College District GO
0.00%, 08/01/49	(Call 08/01/42)	2,000	967,560
5.00%, 08/01/39	(Call 08/01/22)	1,500	1,679,130
Long Beach Unified School District GO
Series D-1
0.00%, 08/01/39	(Call 02/01/25)	800	271,112
Los Angeles Community College District/CA GO
Series A
4.00%, 08/01/32	(Call 08/01/24)	1,000	1,059,220
4.00%, 08/01/33	(Call 08/01/24)	1,500	1,582,875
5.00%, 08/01/22		1,000	1,203,200
5.00%, 08/01/27	(PR 08/01/17) (NPFGC-FGIC)	2,000	2,168,640
5.00%, 08/01/29	(Call 08/01/24)	4,250	5,020,270
5.00%, 08/01/30	(Call 08/01/24)	7,000	8,213,590
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	7,410	8,034,811
6.00%, 08/01/33	(PR 08/01/19)	3,000	3,571,710
Series C
5.00%, 06/01/26		1,000	1,244,690
Series E
5.00%, 08/01/31	(PR 08/01/16) (AGM)	1,500	1,565,190

Security		Principal (000s)	Value
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	$2,595	$2,905,751
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/20	(Call 08/15/18)	1,200	1,340,364
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20		1,300	1,530,633
Series A
5.00%, 07/01/21	(Call 07/01/18) (AGM)	2,030	2,263,267
5.00%, 07/01/22	(Call 07/01/18) (AGM)	200	222,836
Series B
5.00%, 07/01/17		1,000	1,082,210
5.00%, 07/01/22	(Call 07/01/21)	1,000	1,187,410
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37	(Call 08/01/22)	1,000	1,101,090
Los Angeles County Sanitation Districts Financing Authority RB
Series A
5.00%, 10/01/20		1,000	1,178,990
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		500	520,060
5.00%, 07/01/21		35	41,485
5.00%, 07/01/22	(Call 07/01/21)	1,500	1,791,705
5.00%, 07/01/28	(Call 01/01/25)	2,000	2,361,840
Series B
5.00%, 07/01/43	(Call 07/01/22)	6,195	6,963,814
5.25%, 07/01/24	(Call 07/01/19)	1,645	1,891,816
Series D
5.00%, 07/01/35	(Call 07/01/24)	1,250	1,430,163
5.00%, 07/01/44	(Call 07/01/24)	3,500	3,943,975
Series E
5.00%, 07/01/44	(Call 07/01/24)	2,000	2,253,700
Los Angeles Department of Water RB
Series A
5.00%, 07/01/43	(Call 07/01/22)	2,500	2,830,750

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series A-1
5.00%, 07/01/38	(Call 07/01/17) (AMBAC)	$1,800	$1,913,652
Series A-2
5.00%, 07/01/44	(Call 07/01/17) (AMBAC)	5,045	5,336,147
Series B
5.00%, 07/01/25	(Call 07/01/20)	2,000	2,332,280
5.00%, 07/01/30	(Call 07/01/23)	1,500	1,739,760
5.00%, 07/01/32	(Call 01/01/24)	1,145	1,314,517
5.00%, 07/01/33	(Call 07/01/23)	2,500	2,850,400
5.00%, 07/01/34	(Call 07/01/23)	1,200	1,362,804
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,140,400
5.00%, 07/01/43	(Call 07/01/22)	4,540	5,140,642
Los Angeles Unified School District/CA GO
5.00%, 07/01/24		1,000	1,224,100
Series A
5.00%, 07/01/17	(PR 07/01/16) (NPFGC)	1,000	1,038,910
5.00%, 07/01/23		1,000	1,211,270
Series A-1
4.50%, 07/01/22	(Call 07/01/17) (AGM)	2,750	2,939,612
4.50%, 07/01/23	(Call 07/01/17) (AGM)	2,710	2,895,825
4.50%, 07/01/24	(Call 07/01/17) (AGM)	1,810	1,930,365
4.50%, 07/01/25	(Call 07/01/17) (NPFGC)	2,900	3,075,885
4.50%, 01/01/28	(Call 07/01/17) (NPFGC)	2,800	2,969,820
Series A-2
5.00%, 07/01/21		1,000	1,184,370
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	1,400	1,451,996
5.00%, 07/01/16	(AGM)	3,050	3,172,610
5.00%, 07/01/22	(Call 07/01/16) (FGIC)	950	986,480
5.00%, 07/01/23	(Call 07/01/16) (FGIC)	500	518,985

Security		Principal (000s)	Value
Series C
5.00%, 07/01/22		$1,705	$2,041,601
5.00%, 07/01/23		4,140	5,014,658
5.00%, 07/01/25	(Call 07/01/24)	2,000	2,439,260
5.00%, 07/01/30	(Call 07/01/24)	750	880,230
Series D
5.00%, 07/01/26	(Call 07/01/24)	1,550	1,870,416
5.00%, 01/01/34	(Call 07/01/19)	250	280,488
5.20%, 07/01/29	(Call 07/01/19)	1,000	1,146,820
Series E
4.75%, 07/01/32	(Call 07/01/17) (AGM)	6,300	6,652,926
Series I
5.00%, 07/01/27	(Call 07/01/19)	6,890	7,859,492
5.00%, 07/01/29	(Call 07/01/19)	1,200	1,366,944
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/19	(Call 07/01/18) (AGM)	300	333,630
Mendocino-Lake Community College District GO
Series B
0.00%, 08/01/51	(AGM)	750	150,735
Merced Union High School District GO
Series C
0.00%, 08/01/46	(PR 08/01/21)	1,500	227,760
Metropolitan Water District of Southern California RB
5.75%, 08/10/18		2,050	2,235,627
Series A
5.00%, 07/01/32	(Call 07/01/17)	1,575	1,686,620
5.00%, 07/01/37	(Call 07/01/17)	3,855	4,117,256
Series C
5.00%, 07/01/17		2,000	2,163,260
5.00%, 10/01/26	(Call 10/01/21)	200	236,940
5.00%, 10/01/27		1,000	1,264,690
Series E
5.00%, 07/01/23		1,000	1,225,860
Series G
5.00%, 07/01/28	(Call 07/01/22)	560	665,218
Modesto Irrigation District COP
Series A
6.00%, 10/01/39	(Call 04/01/19)	500	572,835

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Mount Diablo Unified School District/CA GO
Series A
0.00%, 08/01/35	(Call 08/01/25) (AGM)	$2,530	$2,062,810
Series E
5.00%, 06/01/37	(Call 08/01/22)	1,750	1,983,293
Mount San Antonio Community College District GO
0.00%, 08/01/28	(Call 02/01/28)	1,000	867,300
0.00%, 08/01/43	(Call 08/01/35)	5,000	3,469,350
Municipal Improvement Corp. of Los Angeles RB
Series B1
4.75%, 08/01/37	(Call 10/01/15) (NPFGC-FGIC)	285	285,923
Newport Mesa Unified School District GO
0.00%, 08/01/38		1,500	583,860
0.00%, 08/01/41	(Call 08/01/21)	520	110,396
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,039,170
Orange County Sanitation District COP
Series A
5.00%, 02/01/39	(Call 02/01/19)	500	555,265
Palomar Community College District GO
Series C
4.00%, 08/01/40	(Call 08/01/25)	1,000	1,013,070
Palomar Health GO
Series A
0.00%, 08/01/31	(AGM)	1,000	505,690
Peralta Community College District GO
Series C
5.00%, 08/01/39	(Call 08/01/19)	500	558,465
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42		1,205	367,730

Security		Principal (000s)	Value
Pomona Public Financing Authority RB
Series AY
5.00%, 05/01/47	(Call 05/01/17) (AMBAC)	$625	$659,906
Port of Los Angeles RB
Series B
5.00%, 08/01/44	(Call 08/01/24)	2,430	2,750,809
Series C
5.25%, 08/01/23	(Call 08/01/19)	1,000	1,155,790
Poway Unified School District GO
0.00%, 08/01/33		1,000	478,220
0.00%, 08/01/36		1,000	408,190
0.00%, 08/01/41		1,500	469,800
0.00%, 08/01/46		5,200	1,258,348
0.00%, 08/01/51		1,250	237,125
Regents of the University of California Medical Center Pooled Revenue RB
Series A
4.50%, 05/15/37	(Call 09/11/15) (NPFGC)	200	201,358
4.75%, 05/15/31	(Call 09/11/15) (NPFGC)	1,250	1,266,413
Rio Hondo Community College District/CA GO
0.00%, 08/01/42	(Call 08/01/34)	560	471,615
Riverside CA Sewer Revevue RB
Series A
5.00%, 08/01/40	(Call 08/01/25)	1,690	1,890,282
Riverside County Public Financing Authority RB
5.25%, 11/01/45	(Call 11/01/25)	1,000	1,138,480
Riverside County Transportation Commission RB
Series A
5.25%, 06/01/39	(Call 06/01/23)	1,500	1,723,935
5.75%, 06/01/48	(Call 06/01/23)	2,000	2,259,260
Sacramento City Financing Authority RB
5.25%, 12/01/30	(AMBAC)	440	529,791
Series A
5.40%, 11/01/20	(AMBAC)	500	547,105

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/36	(PR 06/01/16) (NPFGC-FGIC)	$2,800	$2,900,744
Series A
5.00%, 12/01/44	(Call 06/01/24)	2,000	2,256,480
Sacramento Municipal Utility District RB
5.13%, 07/01/29	(PR 07/01/16) (NPFGC)	1,000	1,040,900
Series A
5.00%, 08/15/41	(Call 08/15/23)	2,000	2,267,580
Series U
5.00%, 08/15/27	(Call 08/15/18) (AGM)	830	923,740
Series X
5.00%, 08/15/20		550	645,101
5.00%, 08/15/25	(Call 08/15/21)	1,000	1,177,660
San Bernardino Community College District GO
Series A
6.25%, 08/01/33	(PR 08/01/18)	300	346,803
San Diego Community College District GO
5.00%, 08/01/29	(Call 08/01/21)	120	140,663
5.00%, 08/01/30	(Call 08/01/17) (AGM)	900	967,680
5.00%, 08/01/30	(Call 08/01/23)	1,250	1,455,600
5.00%, 08/01/43	(Call 08/01/23)	1,490	1,677,323
San Diego County Regional Airport Authority RB
Series A
5.00%, 07/01/40	(Call 07/01/20)	1,420	1,577,663
5.00%, 07/01/43	(Call 07/01/23)	1,250	1,386,475
San Diego County Regional Transportation Commission RB
Series A
5.00%, 04/01/42	(Call 04/01/22)	1,000	1,113,600
5.00%, 04/01/48	(Call 04/01/22)	2,500	2,760,475
San Diego County Water Authority Financing Corp. COP
Series 2008
5.00%, 05/01/33	(Call 05/01/18) (AGM)	3,800	4,152,298

Security		Principal (000s)	Value
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31	(Call 11/01/22)	$1,735	$2,021,639
5.00%, 05/01/34	(Call 11/01/22)	1,000	1,151,730
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/25		2,500	3,054,100
Series A
5.25%, 05/15/39	(Call 05/15/19)	1,000	1,125,530
Series B
5.00%, 05/15/18		1,000	1,112,780
5.00%, 05/15/22	(Call 05/15/19)	2,000	2,276,480
5.50%, 05/15/23	(Call 05/15/19)	1,445	1,668,816
San Diego Public Facilities Financing Authority Water Revenue RB
Series B
5.50%, 08/01/39	(Call 08/01/19)	700	802,711
San Diego Regional Building Authority RB
5.38%, 02/01/36	(Call 02/01/19)	1,500	1,686,000
San Diego Unified School District/CA GO
0.00%, 07/01/30		1,300	734,097
0.00%, 07/01/35		2,380	1,047,724
0.00%, 07/01/36		1,500	630,990
0.00%, 07/01/37		700	277,683
0.00%, 07/01/43		1,180	350,425
0.00%, 07/01/44		2,165	615,510
Series C
0.00%, 07/01/46		275	71,651
0.00%, 07/01/47		1,405	349,353
0.00%, 07/01/48	(Call 07/01/40)	1,500	908,685
5.00%, 07/01/35	(Call 07/01/23)	1,715	1,968,271
Series E
0.00%, 07/01/42		5,850	2,947,464
0.00%, 07/01/47	(Call 07/01/42)	2,800	1,428,336
Series F-1
4.50%, 07/01/29	(Call 07/01/16) (AGM)	1,200	1,249,752
5.25%, 07/01/28	(AGM)	1,000	1,263,190

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series G
0.00%, 07/01/38	(Call 01/01/24)	$4,000	$1,264,360
Series R-1
0.00%, 07/01/31		2,000	1,068,300
San Dieguito Union High School District GO
Series A-2
4.00%, 08/01/38	(Call 08/01/23)	1,000	1,029,400
Series B-2
4.00%, 02/01/40	(Call 08/01/25)	800	816,416
San Francisco Bay Area Rapid Transit District GO
Series B
4.75%, 08/01/37	(Call 08/01/17)	900	961,902
5.00%, 08/01/32	(Call 08/01/17)	5,000	5,389,400
San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/36	(Call 07/01/22)	1,000	1,119,420
San Francisco City & County Airports Commission San Francisco International Airport RB
Second Series
5.00%, 05/01/26	(Call 05/01/22)	1,000	1,177,930
Series A
4.90%, 05/01/29	(Call 11/01/19)	1,000	1,130,430
Series B
4.90%, 05/01/29	(Call 11/01/19)	1,500	1,694,355
5.00%, 05/01/43	(Call 05/01/23)	2,000	2,214,280
5.00%, 05/01/44	(Call 05/01/24)	2,000	2,228,840
Series E
6.00%, 05/01/39	(Call 05/01/19)	4,000	4,642,400
Series F
5.00%, 05/01/35	(Call 05/01/20)	500	552,445
San Joaquin County Transportation Authority RB
Series A
5.50%, 03/01/41	(Call 03/01/21)	500	581,240
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	3,500	3,498,495
0.00%, 01/01/19	(ETM)	980	943,250
0.00%, 01/01/20	(ETM)	500	472,495

Security		Principal (000s)	Value
0.00%, 01/01/25	(ETM)	$2,100	$1,677,711
0.00%, 01/01/27	(ETM)	1,075	795,016
5.00%, 01/15/29	(Call 01/15/25)	1,000	1,101,290
5.00%, 01/15/34	(Call 01/15/25)	2,000	2,156,580
5.00%, 01/15/50	(Call 01/15/25)	4,000	4,195,680
San Jose Financing Authority RB
Series A
5.00%, 06/01/39	(Call 06/01/23)	3,165	3,550,845
San Marcos Unified School District GO
Series B
0.00%, 08/01/47		500	118,205
0.00%, 08/01/51		1,500	299,145
San Mateo County Community College District GO
5.00%, 09/01/45	(Call 09/01/25)	1,000	1,152,080
Series B
5.00%, 09/01/38	(PR 09/01/16)	1,700	1,780,580
Series C
0.00%, 09/01/30	(NPFGC)	2,685	1,588,527
San Mateo Foster City School District/CA GO
0.00%, 08/01/42	(Call 08/01/31)	3,000	2,226,000
San Mateo Joint Powers Financing Authority RB
Series A
5.00%, 07/15/33	(Call 07/15/18)	750	820,860
San Mateo Union High School District GO
0.00%, 09/01/33		500	336,005
0.00%, 09/01/41	(Call 09/01/36)	460	328,394
Series A
0.00%, 07/01/51	(Call 09/01/41)	1,500	797,490
Santa Barbara Secondary High School District GO
Series A
0.00%, 08/01/36		2,500	1,006,575
Santa Clara County Financing Authority RB
Series L
5.25%, 05/15/36	(Call 05/15/18)	1,500	1,636,110

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Santa Clara Valley Transportation Authority RB
Series A
5.00%, 04/01/32	(PR 04/01/17) (AMBAC)	$1,400	$1,499,694
Santa Monica Community College District GO
Series B
4.00%, 08/01/44	(Call 08/01/24)	1,500	1,528,155
Southern California Public Power Authority RB
5.00%, 07/01/26	(Call 01/01/25)	1,500	1,821,570
Series 2010-1
5.00%, 07/01/22	(Call 07/01/20)	1,260	1,472,549
5.00%, 07/01/30	(Call 07/01/20)	1,950	2,237,098
Series A
5.00%, 07/01/18		315	351,704
Series B
6.00%, 07/01/25	(PR 07/01/18)	2,500	2,862,675
Southwestern Community College District GO
Series C
0.00%, 08/01/46		1,920	465,792
State of California Department of Water Resources Power Supply Revenue RB
Series F-3
5.00%, 05/01/21	(Call 05/01/18)	1,500	1,665,525
Series F-5
5.00%, 05/01/22	(Call 05/01/18)	3,375	3,745,204
Series G-4
5.00%, 05/01/16		1,250	1,289,775
Series H
5.00%, 05/01/21	(PR 05/01/18)	1,075	1,194,185
5.00%, 05/01/21	(Call 05/01/18)	425	471,899
Series K
4.00%, 05/01/18		200	217,036
5.00%, 05/01/18		2,610	2,900,362
Series L
5.00%, 05/01/16		2,775	2,863,300
5.00%, 05/01/17		1,485	1,596,197
5.00%, 05/01/18		1,290	1,433,513
5.00%, 05/01/19		4,020	4,596,428

Security		Principal (000s)	Value
5.00%, 05/01/20		$2,700	$3,161,592
5.00%, 05/01/21	(PR 05/01/20)	1,580	1,849,343
5.00%, 05/01/21	(Call 05/01/20)	975	1,129,830
5.00%, 05/01/22	(PR 05/01/20)	715	836,886
5.00%, 05/01/22	(Call 05/01/20)	435	503,017
Series M
4.00%, 05/01/16		1,500	1,537,845
4.00%, 05/01/19		1,275	1,412,037
5.00%, 05/01/16		7,000	7,222,740
Series N
5.00%, 05/01/18		1,490	1,655,763
5.00%, 05/01/20		2,500	2,927,400
5.00%, 05/01/21		1,010	1,204,607
Series O
5.00%, 05/01/21		1,500	1,789,020
5.00%, 05/01/22		9,350	11,278,437
State of California Department of Water Resources RB
5.00%, 12/01/24	(PR 06/01/18)	635	707,511
5.00%, 12/01/24	(Call 06/01/18)	15	16,688
5.00%, 12/01/27	(PR 06/01/18)	485	540,382
5.00%, 12/01/27	(Call 06/01/18)	15	16,653
5.00%, 12/01/28	(PR 06/01/18)	670	746,507
5.00%, 12/01/28	(Call 06/01/18)	25	27,831
Series AS
5.00%, 12/01/24		2,700	3,359,340
5.00%, 12/01/26	(Call 12/01/24)	1,000	1,221,520
5.00%, 12/01/27	(Call 12/01/24)	1,000	1,210,330
5.00%, 12/01/28	(Call 12/01/24)	1,000	1,202,910
State of California GO
2.00%, 11/01/19		2,000	2,061,760
3.00%, 12/01/32	(Call 06/01/19)	1,365	1,451,009
3.50%, 10/01/17		1,000	1,058,660
4.00%, 09/01/17		295	314,623
4.00%, 09/01/20		500	560,760
4.00%, 12/01/26	(Call 06/01/16)	4,000	4,108,240
4.00%, 12/01/27	(Call 06/01/17)	5,155	5,452,959
4.00%, 11/01/44	(Call 11/01/24)	1,500	1,517,175
4.00%, 03/01/45	(Call 03/01/25)	6,500	6,571,825
4.00%, 08/01/45		2,250	2,275,695
4.50%, 08/01/26	(Call 02/01/17)	1,850	1,943,000
4.50%, 08/01/27	(Call 02/01/17)	2,000	2,098,780
4.50%, 08/01/28	(Call 02/01/17) (AMBAC)	1,865	1,954,408

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.50%, 08/01/30	(Call 02/01/17)	$3,000	$3,138,180
4.75%, 04/01/18		280	307,768
5.00%, 09/01/15		480	480,000
5.00%, 11/01/15		1,305	1,315,675
5.00%, 12/01/15		2,275	2,302,892
5.00%, 02/01/16		3,330	3,397,366
5.00%, 04/01/16		1,640	1,686,264
5.00%, 08/01/16		200	208,762
5.00%, 09/01/16		3,000	3,142,620
5.00%, 10/01/16		5,950	6,254,878
5.00%, 11/01/16	(AMBAC)	345	363,934
5.00%, 12/01/16		200	211,700
5.00%, 04/01/17		725	775,431
5.00%, 02/01/18		3,200	3,518,816
5.00%, 03/01/18		400	441,052
5.00%, 04/01/18		2,715	3,001,568
5.00%, 06/01/18	(Call 06/01/17) (NPFGC)	200	215,400
5.00%, 08/01/18	(Call 02/01/17)	295	313,685
5.00%, 10/01/18		3,400	3,816,840
5.00%, 02/01/19		4,000	4,515,880
5.00%, 04/01/19	(Call 04/01/18)	1,150	1,262,056
5.00%, 09/01/19		900	1,032,660
5.00%, 10/01/19		1,000	1,149,890
5.00%, 02/01/20		5,585	6,447,603
5.00%, 04/01/20	(Call 04/01/19)	5,460	6,293,499
5.00%, 09/01/20		1,500	1,754,340
5.00%, 11/01/20	(Call 11/01/17) (NPFGC)	560	612,018
5.00%, 12/01/20	(Call 12/01/16)	3,010	3,479,594
5.00%, 03/01/21	(Call 03/01/16)	1,300	1,330,511
5.00%, 08/01/21	(Call 10/01/15)	870	897,008
5.00%, 09/01/21		2,000	2,363,680
5.00%, 10/01/21	(Call 10/01/19)	5,375	6,297,376
5.00%, 11/01/21	(Call 11/01/17)	250	273,108
5.00%, 12/01/21	(Call 12/01/16)	1,955	2,071,577
5.00%, 02/01/22		2,290	2,716,352
5.00%, 04/01/22		1,450	1,723,992
5.00%, 08/01/22	(Call 02/01/17)	410	435,445
5.00%, 09/01/22		1,465	1,751,100
5.00%, 11/01/22		1,060	1,269,467
5.00%, 12/01/22		1,000	1,198,750
5.00%, 03/01/23		3,500	4,193,910

Security		Principal (000s)	Value
5.00%, 08/01/23	(Call 02/01/17)	$340	$360,954
5.00%, 09/01/23	(Call 09/01/22)	5,000	6,021,150
5.00%, 10/01/23	(Call 10/01/15)	1,255	1,510,362
5.00%, 11/01/23		1,500	1,813,155
5.00%, 11/01/23	(Call 11/01/17) (NPFGC)	1,320	1,437,770
5.00%, 12/01/23		1,835	2,220,387
5.00%, 03/01/24	(Call 03/01/16)	3,310	3,818,651
5.00%, 08/01/24	(Call 02/01/17)	1,840	1,952,810
5.00%, 09/01/24	(Call 09/01/22)	2,050	2,451,328
5.00%, 10/01/24	(Call 04/01/18)	5,815	6,412,956
5.00%, 12/01/24	(Call 12/01/17)	2,420	2,574,159
5.00%, 08/01/25	(Call 02/01/17)	3,850	4,082,655
5.00%, 08/01/25	(Call 10/01/15) (AGM)	1,000	1,004,070
5.00%, 10/01/25	(Call 10/01/24)	1,500	1,755,940
5.00%, 11/01/25	(Call 11/01/23)	5,545	6,634,648
5.00%, 12/01/25	(Call 12/01/16)	2,800	2,955,708
5.00%, 03/01/26	(Call 03/01/25)	3,000	3,607,860
5.00%, 10/01/26	(Call 10/01/24)	2,000	2,382,060
5.00%, 11/01/26	(Call 11/01/17)	625	676,256
5.00%, 02/01/27	(AMBAC)	550	672,694
5.00%, 06/01/27	(Call 06/01/17) (NPFGC-FGIC)	2,000	2,137,960
5.00%, 08/01/27	(Call 02/01/25)	1,500	1,779,780
5.00%, 08/01/27	(Call 10/01/15) (AGM)	1,000	1,003,870
5.00%, 09/01/27	(Call 09/01/18)	2,900	3,237,415
5.00%, 10/01/27	(Call 10/01/24)	2,000	2,359,920
5.00%, 11/01/27	(Call 11/01/23)	2,300	2,714,207
5.00%, 03/01/28	(PR 03/01/16)	2,400	2,457,960
5.00%, 08/01/28	(Call 08/01/18)	5,125	5,700,230
5.00%, 09/01/28	(Call 09/01/23)	1,000	1,170,760
5.00%, 10/01/28	(Call 10/01/24)	2,000	2,344,120
5.00%, 08/01/29	(Call 02/01/25)	1,500	1,753,875
5.00%, 10/01/29	(Call 10/01/24)	19,620	22,165,470
5.00%, 11/01/29	(Call 11/01/23)	2,500	2,916,800
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,330,320
5.00%, 10/01/30	(Call 10/01/24)	2,000	2,317,660
5.00%, 02/01/31	(Call 02/01/22)	2,000	2,258,000
5.00%, 05/01/31	(Call 05/01/24)	1,310	1,501,064
5.00%, 09/01/31	(Call 09/01/16)	525	545,470
5.00%, 10/01/31	(Call 10/01/24)	2,540	2,925,953

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 12/01/31	(Call 12/01/23)	$1,500	$1,737,930
5.00%, 02/01/32	(Call 10/01/15)	2,145	2,415,201
5.00%, 06/01/32	(Call 06/01/17)	3,020	3,218,625
5.00%, 11/01/32	(Call 11/01/17)	8,005	8,655,326
5.00%, 02/01/33	(Call 10/01/15)	3,105	3,477,374
5.00%, 08/01/33	(Call 08/01/24)	6,500	7,459,105
5.00%, 10/01/33	(Call 10/01/24)	2,500	2,852,960
5.00%, 08/01/35	(Call 08/01/24)	1,980	2,249,597
5.00%, 09/01/35	(Call 09/01/16)	720	747,706
5.00%, 09/01/36	(Call 09/01/22)	1,050	1,186,658
5.00%, 06/01/37	(Call 06/01/17)	7,080	7,520,234
5.00%, 11/01/37	(Call 11/01/17)	17,960	19,338,789
5.00%, 12/01/37	(Call 12/01/17)	2,615	2,823,337
5.00%, 02/01/38	(Call 02/01/23)	4,325	4,844,077
5.00%, 04/01/38	(Call 04/01/18)	3,870	4,202,665
5.00%, 09/01/41	(Call 09/01/21)	3,970	4,423,771
5.00%, 10/01/41	(Call 10/01/21)	4,750	5,299,717
5.00%, 04/01/42	(Call 04/01/22)	2,000	2,223,420
5.00%, 09/01/42	(Call 09/01/22)	4,500	5,031,315
5.00%, 04/01/43	(Call 04/01/23)	7,000	7,812,350
5.00%, 11/01/43	(Call 11/01/23)	5,620	6,315,925
5.00%, 05/01/44	(Call 05/01/24)	1,000	1,116,800
5.13%, 03/01/25	(Call 03/01/18)	560	617,042
5.13%, 04/01/33	(Call 04/01/18)	2,975	3,249,592
5.25%, 02/01/20		1,105	1,287,469
5.25%, 10/01/20	(Call 10/01/19)	1,160	1,350,681
5.25%, 10/01/21	(Call 10/01/19)	1,050	1,218,042
5.25%, 09/01/22		300	363,462
5.25%, 02/01/23		250	303,658
5.25%, 09/01/23	(Call 09/01/21)	2,390	2,896,321
5.25%, 09/01/24	(Call 09/01/21)	2,000	2,404,640
5.25%, 09/01/25	(Call 09/01/21)	250	298,533
5.25%, 10/01/29	(Call 10/01/19)	3,800	4,396,638
5.25%, 02/01/30	(Call 02/01/22)	1,000	1,155,660
5.25%, 03/01/30	(Call 03/01/20)	500	578,700
5.25%, 08/01/32	(AGM)	2,955	3,645,170
5.25%, 04/01/35	(Call 04/01/22)	2,000	2,287,520
5.25%, 03/01/38	(Call 03/01/18)	5,910	6,445,741
5.25%, 08/01/38	(Call 08/01/18)	3,745	4,139,723
5.50%, 04/01/18		5,615	6,279,198
5.50%, 04/01/19		155	178,484
5.50%, 04/01/21	(Call 04/01/19)	315	363,324
5.50%, 04/01/23	(Call 04/01/19)	2,000	2,308,340

Security		Principal (000s)	Value
5.50%, 08/01/30	(Call 08/01/18)	$485	$543,704
5.50%, 11/01/34	(Call 11/01/19)	1,000	1,167,570
5.50%, 11/01/39	(Call 11/01/19)	11,065	12,865,497
5.50%, 03/01/40	(Call 03/01/20)	3,170	3,680,782
5.60%, 03/01/36	(Call 03/01/20)	595	694,841
5.75%, 04/01/27	(Call 04/01/19)	1,000	1,161,020
5.75%, 04/01/28	(Call 04/01/19)	1,700	1,973,734
5.75%, 04/01/31	(Call 04/01/19)	2,200	2,547,512
6.00%, 02/01/17	(AMBAC)	1,000	1,077,430
6.00%, 02/01/18	(AMBAC)	1,000	1,124,540
6.00%, 03/01/33	(Call 03/01/20)	1,000	1,204,790
6.00%, 04/01/35	(Call 04/01/19)	430	501,023
6.00%, 11/01/35	(Call 11/01/19)	235	279,967
6.00%, 04/01/38	(Call 04/01/19)	13,500	15,724,665
6.00%, 11/01/39	(Call 11/01/19)	500	594,775
6.50%, 04/01/33	(Call 04/01/19)	6,570	7,779,997
Series A
4.25%, 07/01/17		1,080	1,152,781
4.60%, 07/01/19		2,000	2,270,900
5.00%, 07/01/17		625	675,656
5.00%, 07/01/18	(ETM)	3,310	3,697,667
5.00%, 07/01/18		955	1,066,850
5.00%, 07/01/19		1,300	1,495,598
5.00%, 07/01/20	(PR 07/01/19)	2,930	3,370,848
5.00%, 07/01/22	(PR 07/01/16)	6,015	6,252,171
5.25%, 07/01/21	(PR 07/01/19)	2,000	2,319,680
Torrance Unified School District GO
4.00%, 08/01/40	(Call 08/01/24)	1,000	1,008,950
Turlock Irrigation District RB
Series A
5.00%, 01/01/40	(Call 01/01/20)	1,000	1,101,710
University of California RB
4.00%, 05/15/36	(Call 05/15/25)	1,000	1,034,970
Series AF
5.00%, 05/15/16		2,210	2,285,847
5.00%, 05/15/29	(Call 05/15/23)	1,530	1,782,527
5.00%, 05/15/36	(Call 05/15/23)	2,500	2,845,300
5.00%, 05/15/39	(Call 05/15/23)	2,750	3,105,575
Series AI
5.00%, 05/15/32	(Call 05/15/23)	1,060	1,219,784
5.00%, 05/15/38	(Call 05/15/23)	12,000	13,578,000
Series AK
5.00%, 05/15/48		4,600	5,576,994

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series AM
5.00%, 05/15/44	(Call 05/15/24)	$415	$467,315
Series AO
5.00%, 05/15/23		1,500	1,828,140
5.00%, 05/15/27	(Call 05/15/25)	5,000	6,033,600
Series D
5.00%, 05/15/41	(PR 05/15/16) (NPFGC-FGIC)	3,395	3,543,497
Series G
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,168,060
5.00%, 05/15/37	(Call 05/15/22)	2,750	3,119,215
Series I
5.00%, 05/15/32	(Call 05/15/25)	1,070	1,246,058
Series Q
5.00%, 05/15/21	(Call 05/15/17)	15	16,277
5.00%, 05/15/21	(PR 05/15/17)	285	309,148
University of California RB College & University Revenue
Series AO
5.00%, 05/15/22		1,475	1,776,048
Series I
5.00%, 05/15/40	(Call 05/15/25)	2,000	2,283,880
Ventura County Community College District GO
Series C
5.50%, 08/01/33	(PR 08/01/18)	905	1,025,546
Ventura County Public Financing Authority RB
5.00%, 11/01/43	(Call 11/01/22)	1,810	2,001,226
West Valley-Mission Community College District GO
Series B
4.00%, 08/01/40	(Call 08/01/25)	1,750	1,840,738
Whittier Union High School District GO
0.00%, 08/01/34	(Call 08/01/19)	500	176,560
William S Hart Union High School District GO
Series B
0.00%, 08/01/34	(AGM)	500	219,895
Series C
0.00%, 08/01/37	(Call 08/01/23)	1,500	518,385
4.00%, 08/01/38	(Call 08/01/23)	1,630	1,665,501

Security		Principal (000s)	Value
Yosemite Community College District GO
Series C
5.00%, 08/01/28	(PR 08/01/18) (AGM)	$1,000	$1,119,750

			1,172,462,015
COLORADO — 0.78%
Board of Governors of Colorado State University System RB
Series A
4.00%, 03/01/49	(Call 03/01/25)	4,000	3,784,080
5.00%, 03/01/38	(Call 03/01/22) (ST HGR ED INTERCEPT PROG)	500	554,605
City & County of Denver CO Airport System Revenue RB
Series A
5.00%, 11/15/21	(Call 11/15/20)	1,000	1,150,860
5.25%, 11/15/36	(Call 11/15/19)	535	599,789
Series B
5.00%, 11/15/32	(Call 11/15/22)	2,335	2,683,195
5.00%, 11/15/43	(Call 11/15/23)	3,250	3,584,693
City of Aurora CO Water Revenue RB
Series A
5.00%, 08/01/39	(Call 08/01/17) (AMBAC)	1,000	1,065,040
Colorado Higher Education COP
5.25%, 11/01/23	(PR 11/01/18)	500	566,505
Denver City & County School District No. 1 GO
Series A
5.50%, 12/01/23	(NPFGC-FGIC)	540	676,490
Series B
3.00%, 12/01/29	(Call 12/01/22) (SAW)	1,000	971,640
5.00%, 12/01/31	(Call 12/01/22) (SAW)	2,000	2,318,400
E-470 Public Highway Authority RB
Series A
0.00%, 09/01/40		850	290,046
0.00%, 09/01/41		1,000	324,380

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
0.00%, 09/01/16	(NPFGC)	$765	$757,694
0.00%, 09/01/19	(NPFGC)	435	401,662
0.00%, 09/01/20	(NPFGC)	665	599,338
0.00%, 09/01/23	(NPFGC)	165	131,710
0.00%, 09/01/24	(NPFGC)	1,165	886,914
0.00%, 09/01/29	(NPFGC)	2,500	1,523,325
Jefferson County School District R-1 GO
5.00%, 12/15/18	(SAW)	500	564,160
Regional Transportation District COP
Series A
5.38%, 06/01/31	(Call 06/01/20)	500	569,295
Regional Transportation District RB
Series A
4.50%, 11/01/34	(Call 11/01/17) (AGM)	3,475	3,669,982
5.00%, 11/01/27		1,500	1,829,535
5.00%, 11/01/28		1,500	1,834,950
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	2,000	2,107,340
State of Colorado COP
Series G
5.00%, 03/15/32	(Call 03/15/21)	1,000	1,131,820
State of Colorado Department of Transportation RB
5.00%, 12/15/16		2,200	2,330,966
Series B
5.00%, 12/15/15	(NPFGC-FGIC)	2,510	2,545,516
University of Colorado RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,114,640

			40,568,570
CONNECTICUT — 1.28%
Connecticut State Health & Educational Facility Authority RB
5.00%, 07/01/45		1,000	1,083,130
Series A
0.80%, 07/01/48		1,500	1,504,695
1.35%, 07/01/42		2,300	2,322,747
1.38%, 07/01/35		1,600	1,618,032

Security		Principal (000s)	Value
Series A-4
1.20%, 07/01/49		$4,500	$4,483,845
State of Connecticut GO
5.00%, 08/01/19		1,000	1,137,750
Series A
5.00%, 01/01/16		4,200	4,268,292
5.00%, 10/15/17		2,000	2,175,980
5.00%, 10/15/21		2,000	2,340,660
5.00%, 10/15/24	(Call 10/15/23)	1,775	2,096,523
5.00%, 02/15/25	(Call 02/15/19)	2,660	2,967,177
Series B
5.00%, 05/01/16		500	516,025
5.00%, 05/15/21		2,000	2,331,100
5.00%, 06/15/27	(Call 06/15/25)	2,795	3,284,656
5.25%, 06/01/20	(AMBAC)	690	805,858
Series C
5.00%, 12/01/15		1,500	1,518,390
5.00%, 12/15/16		1,000	1,059,040
5.00%, 06/15/17		3,000	3,227,400
5.00%, 06/01/23	(Call 06/01/22)	1,000	1,176,270
5.50%, 12/15/15		275	279,290
Series D
5.00%, 11/01/19		2,000	2,291,260
5.00%, 10/01/22	(Call 10/01/20)	2,000	2,309,520
5.00%, 11/01/25	(Call 11/01/16)	1,500	1,577,730
5.00%, 11/01/31	(Call 11/01/21)	2,000	2,280,000
Series E
4.00%, 09/15/27	(Call 09/15/22)	500	539,000
5.00%, 12/15/16		1,500	1,588,560
5.00%, 12/15/18	(Call 12/15/16)	230	243,768
State of Connecticut Special Tax Revenue
5.00%, 11/01/19		1,000	1,147,070
Series A
5.00%, 10/01/24	(Call 10/01/23)	2,000	2,386,440
5.00%, 09/01/28	(Call 09/01/24)	1,000	1,167,020
5.00%, 01/01/29	(Call 01/01/23)	2,000	2,286,940
5.00%, 09/01/31	(Call 09/01/24)	1,000	1,146,530
5.00%, 09/01/32	(Call 09/01/24)	2,000	2,284,640
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/17		1,500	1,593,870
5.00%, 02/01/19		3,000	3,379,710

			66,418,918

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
DELAWARE — 0.01%
State of Delaware GO
Series 2009C
5.00%, 10/01/16		$500	$525,760

			525,760
DISTRICT OF COLUMBIA — 1.22%
District of Columbia GO
Series 2013A
5.00%, 06/01/30	(Call 06/01/23)	1,500	1,725,030
Series A
4.50%, 06/01/37	(Call 06/01/17) (NPFGC-FGIC)	3,600	3,758,544
4.75%, 06/01/36	(Call 06/01/17) (NPFGC-FGIC)	1,000	1,051,680
5.00%, 06/01/29	(Call 06/01/23)	3,000	3,452,310
5.00%, 06/01/38	(Call 06/01/25)	2,000	2,299,380
Series B
5.25%, 06/01/20	(SGI)	1,000	1,176,230
Series C
5.00%, 06/01/16	(AGM)	1,000	1,036,120
5.00%, 06/01/35	(Call 06/01/24)	2,215	2,538,922
5.00%, 06/01/38	(Call 06/01/24)	2,000	2,269,500
District of Columbia RB
5.25%, 04/01/34	(Call 10/01/18)	1,000	1,109,580
Series A
5.00%, 12/01/23	(Call 06/01/20)	1,250	1,440,625
5.00%, 12/01/25	(Call 06/01/20)	1,000	1,150,030
5.00%, 12/01/26	(Call 06/01/20)	500	573,580
5.00%, 12/01/27	(Call 06/01/20)	1,500	1,716,330
5.00%, 12/01/31	(Call 06/01/20)	500	570,250
5.25%, 12/01/34	(Call 12/01/19)	1,870	2,139,224
Series B
5.00%, 12/01/25	(Call 12/01/19)	400	457,072
Series B-1
5.00%, 02/01/31	(Call 02/01/16) (NPFGC-FGIC)	1,000	1,013,830
Series C
4.00%, 12/01/37	(Call 12/01/22)	1,000	1,027,850
5.00%, 12/01/24	(Call 12/01/22)	1,000	1,185,610
5.00%, 12/01/30	(Call 12/01/22)	2,000	2,331,420
5.00%, 12/01/35	(Call 12/01/22)	1,000	1,148,400
Series G
5.00%, 12/01/36	(Call 12/01/21)	2,500	2,839,975

Security		Principal (000s)	Value
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23	(AGM)	$240	$287,748
Series A
5.00%, 10/01/44	(Call 10/01/23)	1,165	1,305,359
5.50%, 10/01/39	(Call 10/01/18)	1,000	1,115,660
5.50%, 10/01/41	(PR 10/01/17) (NPFGC)	3,900	4,287,309
6.00%, 10/01/35	(PR 10/01/18)	500	576,205
Series C
5.00%, 10/01/44	(Call 10/01/24)	5,700	6,426,408
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53	(Call 04/01/22)	2,000	2,066,500
Series A
0.00%, 10/01/37		4,000	1,376,320
5.25%, 10/01/44	(Call 10/01/19)	2,180	2,425,860
Metropolitan Washington Airports Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/20)	1,000	1,130,220
Series C
5.13%, 10/01/39	(Call 10/01/18)	3,475	3,813,674
Washington Convention & Sports Authority RB
Series A
4.50%, 10/01/30	(Call 10/01/16) (AMBAC)	200	206,174

			63,028,929
FLORIDA — 3.40%
Broward County FL Water & Sewer Utility Revenue RB
Series A
5.25%, 10/01/34	(PR 10/01/18)	500	565,250
Central Florida Expressway Authority RB
5.00%, 07/01/22		500	591,155
Series A
5.00%, 07/01/35	(Call 07/01/20)	2,000	2,235,440
5.00%, 07/01/40	(Call 07/01/20)	2,500	2,785,775

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
City of Cape Coral FL Water & Sewer Revenue RB
Series A
5.00%, 10/01/42	(Call 10/01/21) (AGM)	$1,000	$1,083,230
City of Clearwater FL Water & Sewer Revenue RB
Series A
5.25%, 12/01/39	(Call 12/01/19)	1,000	1,122,130
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	1,250	1,255,088
City of Jacksonville FL RB Sales Tax Revenue
5.00%, 10/01/37	(Call 10/01/17) (NPFGC)	2,000	2,129,520
City of Tallahassee FL RB
5.00%, 10/01/37	(Call 10/01/17)	2,750	2,948,577
County of Broward FL Airport System Revenue RB
Series O
5.38%, 10/01/29	(Call 10/01/19)	1,560	1,775,623
Series Q-1
5.00%, 10/01/42	(Call 10/01/22)	2,000	2,190,660
County of Miami-Dade FL Aviation Revenue RB
Series A
5.38%, 10/01/35	(Call 10/01/20)	2,000	2,284,880
5.38%, 10/01/41	(Call 10/01/20)	4,000	4,536,960
Series B
5.00%, 10/01/37	(Call 10/01/24)	2,500	2,781,350
5.00%, 10/01/41	(Call 10/01/20)	1,000	1,072,640
5.00%, 10/01/41	(Call 10/01/18) (AGM)	2,395	2,608,203
County of Miami-Dade FL GO
5.00%, 07/01/41	(Call 07/01/20)	1,000	1,124,530
Series A
4.00%, 07/01/42	(Call 07/01/25)	2,000	2,014,500
Series B-1
5.63%, 07/01/38	(Call 07/01/18)	1,000	1,112,670

Security		Principal (000s)	Value
County of Miami-Dade FL RB
Series A
5.00%, 10/01/29	(Call 10/01/22)	$1,000	$1,122,680
Series B
5.00%, 10/01/35	(Call 10/01/22) (AGM)	1,450	1,601,641
5.00%, 10/01/35	(Call 10/01/15) (NPFGC)	1,125	1,128,881
County of Miami-Dade FL Transit System RB
5.00%, 07/01/42	(Call 07/01/22)	4,030	4,469,310
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24		1,000	1,195,040
5.00%, 10/01/25		2,500	2,996,000
5.00%, 10/01/39	(Call 10/01/20) (AGM)	3,475	3,920,391
Series C
5.38%, 10/01/24	(PR 10/01/18)	2,500	2,834,900
County of Miami-Dade Seaport Department RB
Series A
6.00%, 10/01/38	(Call 10/01/23)	1,050	1,259,570
County of Palm Beach FL RB
5.00%, 05/01/38	(Call 05/01/18)	3,000	3,254,280
County of Seminole FL Water & Sewer Revenue RB
5.00%, 10/01/31	(PR 10/01/16)	600	630,072
5.00%, 10/01/36	(PR 10/01/16)	2,020	2,121,242
Florida Municipal Power Agency RB
Series A
5.00%, 10/01/31	(Call 10/01/18)	450	491,400
5.25%, 10/01/19		1,000	1,149,250
5.25%, 10/01/20	(Call 10/01/18)	1,875	2,110,650
5.25%, 10/01/21	(Call 10/01/18)	255	286,470
Florida’s Turnpike Enterprise RB
Series A
4.75%, 07/01/31	(Call 07/01/16) (NPFGC)	350	363,360
5.00%, 07/01/32	(Call 07/01/17)	1,000	1,074,570
Series B
5.00%, 07/01/16		2,000	2,080,400

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Hillsborough County Aviation Authority RB
5.00%, 10/01/40	(Call 10/01/24)	$1,500	$1,656,540
5.00%, 10/01/44	(Call 10/01/24)	1,000	1,092,220
Hillsborough County School Board COP
Series A
5.00%, 07/01/29	(Call 07/01/22)	2,500	2,844,825
JEA Electric System Revenue RB
Series Three 2010D
5.00%, 10/01/38	(Call 04/01/20)	2,500	2,789,975
Series Three 2012B
5.00%, 10/01/39	(Call 10/01/21)	2,000	2,188,260
JEA Water & Sewer System Revenue RB
Series A
5.00%, 10/01/31	(Call 04/01/21)	1,000	1,139,490
Miami-Dade County Expressway Authority RB
5.00%, 07/01/39	(Call 07/01/16) (AMBAC)	1,000	1,029,280
Series A
5.00%, 07/01/35	(Call 07/01/20) (AGM)	975	1,089,777
5.00%, 07/01/40	(Call 07/01/20)	2,075	2,265,132
5.00%, 07/01/44	(Call 07/01/24)	1,000	1,090,850
Series B
5.00%, 07/01/26	(Call 07/01/24)	1,000	1,168,530
Miami-Dade County School Board Foundation Inc. COP
Series A
4.00%, 08/01/29	(Call 08/01/22)	1,000	1,031,950
5.00%, 05/01/30	(Call 05/01/25)	1,000	1,128,200
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	1,400	1,473,906
5.25%, 02/01/27	(Call 02/01/19) (AGM)	2,690	2,907,298
Series B
5.00%, 05/01/27	(Call 05/01/25)	2,500	2,893,350
5.25%, 05/01/31	(Call 05/01/18) (AGM)	2,250	2,453,040

Security		Principal (000s)	Value
Miami-Dade County School Board Foundation Inc. GO
5.00%, 03/15/43	(Call 03/15/23)	$2,000	$2,183,400
Mid-Bay Bridge Authority RB
Series A
5.00%, 10/01/35	(Call 10/01/25)	1,000	1,083,140
Orange County School Board COP
Series A
5.00%, 08/01/32	(PR 08/01/17) (NPFGC-FGIC)	2,500	2,706,775
Orlando Utilities Commission RB
5.00%, 10/01/18	(Call 10/01/16)	1,500	1,578,660
Series A
5.00%, 10/01/22		1,000	1,200,120
5.00%, 10/01/25		1,500	1,852,335
Series B
5.00%, 10/01/33	(Call 04/01/19)	500	556,845
Palm Beach County School District COP
Series C
4.50%, 08/01/27	(Call 08/01/17) (AMBAC)	300	316,929
Series E
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	500	540,855
Palm Beach County School District COP Lease Renewal
Series D
5.00%, 08/01/31	(Call 08/01/25)	2,000	2,272,820
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,161,840
5.00%, 10/01/31	(Call 10/01/21)	2,890	3,357,544
5.50%, 10/01/22	(Call 10/01/19) (BHAC)	220	254,934
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/38	(Call 06/01/23)	1,000	1,109,590
School District of Broward County/FL COP
Series A
5.00%, 07/01/21		1,000	1,167,710

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
St. Johns River Power Park RB
Series 23
5.00%, 10/01/15		$200	$200,814
5.00%, 10/01/18		500	560,895
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/16		11,040	11,472,437
State of Florida GO
5.00%, 01/01/16		2,400	2,439,192
Series A
5.00%, 06/01/16		4,905	5,082,904
5.00%, 06/01/17		1,360	1,464,951
5.00%, 06/01/18		2,500	2,780,900
5.00%, 06/01/21	(Call 06/01/20)	1,320	1,538,500
5.00%, 06/01/22		1,800	2,154,006
5.00%, 07/01/39	(Call 07/01/19)	1,000	1,125,750
Series C
5.00%, 06/01/22	(Call 06/01/19)	1,500	1,697,235
Series D
5.00%, 06/01/19		1,500	1,710,540
5.00%, 06/01/21	(Call 06/01/19)	1,000	1,140,980
5.00%, 06/01/22		2,000	2,393,340
5.00%, 06/01/34	(Call 06/01/18)	2,000	2,209,680
5.00%, 06/01/37	(Call 06/01/17)	3,085	3,311,007
Series F
4.00%, 06/01/19		100	110,377
5.00%, 06/01/31	(Call 06/01/21)	1,000	1,151,470
Series H
5.00%, 06/01/40	(Call 06/01/20)	1,500	1,698,600
State of Florida Lottery Revenue RB
Series E
5.00%, 07/01/17		1,590	1,716,437
5.00%, 07/01/20		1,000	1,162,590
Tampa Bay Water RB
5.00%, 10/01/34	(Call 10/01/18)	1,000	1,105,140
5.00%, 10/01/38	(Call 10/01/18)	2,000	2,200,100
Series A
5.00%, 10/01/16	(ETM)	500	524,695
Series B
5.00%, 10/01/19	(ETM)	520	598,728
5.00%, 10/01/19		480	550,603

Security		Principal (000s)	Value
Tampa-Hillsborough County Expressway Authority RB
Series A
5.00%, 07/01/37	(Call 07/01/22)	$2,000	$2,199,980

			176,196,259
GEORGIA — 2.66%
Atlanta Development Authority RB
Series A-1
5.25%, 07/01/40	(Call 07/01/25)	1,000	1,145,380
City of Atlanta Department of Aviation RB
Series 2014A
5.00%, 01/01/29	(Call 01/01/24)	1,000	1,144,080
Series A
5.00%, 01/01/18		1,125	1,233,450
5.00%, 01/01/19		2,845	3,203,157
5.00%, 01/01/21		1,000	1,164,780
Series B
5.00%, 01/01/16		1,500	1,524,075
5.00%, 01/01/17		1,000	1,060,000
5.00%, 01/01/18		1,185	1,299,234
5.00%, 01/01/21	(Call 01/01/20)	1,000	1,143,130
5.00%, 01/01/37	(Call 01/01/22)	1,345	1,495,774
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,104,820
Series C
5.25%, 01/01/30	(Call 01/01/21)	1,835	2,099,240
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/32	(Call 05/01/25)	2,000	2,300,800
5.00%, 11/01/33	(Call 05/01/25)	3,000	3,440,430
5.00%, 11/01/40	(Call 05/01/25)	6,250	7,045,750
Series A
5.50%, 11/01/15	(NPFGC-FGIC)	500	504,470
5.50%, 11/01/18	(NPFGC-FGIC)	100	113,911
5.50%, 11/01/22	(NPFGC)	2,000	2,398,380
6.00%, 11/01/26	(PR 11/01/19)	1,000	1,197,480
6.00%, 11/01/27	(PR 11/01/19)	1,000	1,197,480
6.00%, 11/01/28	(PR 11/01/19)	2,320	2,778,154
6.25%, 11/01/34	(PR 11/01/19)	3,000	3,622,890
6.25%, 11/01/39	(PR 11/01/19)	2,825	3,411,555

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
County of DeKalb GA Water & Sewerage Revenue RB
Series B
5.25%, 10/01/32	(Call 10/01/26) (AGM)	$2,190	$2,599,333
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/16		2,000	2,070,700
5.00%, 06/01/17		2,000	2,149,960
5.00%, 06/01/18	(AGM)	1,000	1,108,020
5.00%, 06/01/19		1,300	1,474,785
Gwinnett County School District GO
4.00%, 02/01/32	(Call 08/01/25)	1,000	1,075,430
4.50%, 10/01/17		3,100	3,350,573
5.00%, 02/01/34	(Call 08/01/25)	2,495	2,960,243
Series A
4.00%, 10/01/15		2,925	2,934,565
4.00%, 10/01/16		1,010	1,050,602
Metropolitan Atlanta Rapid Transit Authority RB
Series B
5.00%, 07/01/27	(Call 07/01/17) (AGM)	25	26,837
5.00%, 07/01/28	(Call 07/01/17) (AGM)	950	1,018,371
5.00%, 07/01/37	(Call 07/01/17) (AGM)	4,400	4,674,516
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60	(Call 07/01/25)	1,000	1,035,580
Series A
5.00%, 11/01/24	(Call 11/01/20)	1,000	1,143,700
5.25%, 01/01/17		500	531,170
Series B
5.00%, 01/01/20		3,000	3,442,950
Series D
5.75%, 01/01/19	(Call 07/01/18)	3,315	3,757,453
5.75%, 01/01/20	(Call 07/01/18)	500	566,350
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		2,000	2,078,520

Security		Principal (000s)	Value
Private Colleges & Universities Authority RB
Series A
5.00%, 10/01/43	(Call 10/01/23)	$2,000	$2,237,940
State of Georgia GO
5.00%, 10/01/17	(Call 10/01/16)	2,500	2,629,975
5.00%, 07/01/19		5,500	6,298,435
Series A
5.00%, 07/01/16		1,400	1,455,804
5.00%, 07/01/28	(Call 07/01/22)	1,000	1,176,720
Series A-1
5.00%, 02/01/16		3,200	3,264,832
5.00%, 02/01/21		3,835	4,527,026
5.00%, 02/01/22		1,000	1,197,470
Series A-2
5.00%, 02/01/25	(Call 02/01/24)	2,000	2,442,240
Series B
4.50%, 03/01/21	(PR 03/01/16)	500	510,785
5.00%, 03/01/19	(PR 03/01/16)	3,800	3,891,428
5.00%, 01/01/20	(Call 01/01/19)	2,500	2,824,350
5.00%, 01/01/24	(Call 01/01/19)	1,000	1,119,950
Series C
4.00%, 10/01/23	(Call 10/01/22)	2,000	2,263,280
5.00%, 07/01/20	(Call 07/01/17)	3,725	4,025,421
5.00%, 07/01/29	(Call 07/01/21)	1,000	1,152,630
Series D
5.00%, 07/01/17		2,100	2,269,806
Series E-2
4.00%, 09/01/16		1,000	1,037,350
4.00%, 09/01/18		1,200	1,309,968
4.50%, 09/01/15		800	800,000
Series I
5.00%, 07/01/18		1,000	1,115,330
5.00%, 07/01/20		4,500	5,269,455

			137,498,273
HAWAII — 0.96%
City & County of Honolulu HI GO
Series A
5.00%, 10/01/39	(Call 10/01/25)	3,000	3,464,970
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/36	(PR 07/01/16) (NPFGC)	2,800	2,909,676

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 07/01/42	(Call 07/01/22)	$1,000	$1,108,360
State of Hawaii Airports System Revenue RB
Series A
5.00%, 07/01/39	(Call 07/01/20)	3,700	4,048,614
State of Hawaii GO
5.00%, 08/01/23		2,000	2,417,060
5.00%, 08/01/26	(Call 08/01/24)	2,500	2,998,775
Series DJ
5.00%, 04/01/25	(PR 04/01/17) (AMBAC)	860	920,389
5.00%, 04/01/25	(Call 04/01/17) (AMBAC)	140	149,580
5.00%, 04/01/27	(PR 04/01/17) (AMBAC)	1,500	1,605,090
Series DQ
5.00%, 06/01/19		1,000	1,139,970
5.00%, 06/01/22	(Call 06/01/19)	500	564,855
5.00%, 06/01/29	(Call 06/01/19)	1,450	1,633,135
Series DR
5.00%, 06/01/17		1,000	1,077,170
Series DY
5.00%, 02/01/18		1,410	1,549,886
5.00%, 02/01/19		2,130	2,404,941
Series DZ
5.00%, 12/01/20		750	880,710
5.00%, 12/01/23	(Call 12/01/21)	1,000	1,194,910
5.00%, 12/01/25	(Call 12/01/21)	2,000	2,364,860
5.00%, 12/01/28	(Call 12/01/21)	2,500	2,922,875
5.00%, 12/01/29	(Call 12/01/21)	1,000	1,156,150
5.00%, 12/01/30	(Call 12/01/21)	750	870,435
5.00%, 12/01/31	(Call 12/01/21)	1,500	1,732,485
Series EA
5.00%, 12/01/20		500	587,970
Series EE
5.00%, 11/01/29	(Call 11/01/22)	1,300	1,504,282
Series EF
5.00%, 11/01/17		1,500	1,639,335
5.00%, 11/01/22		1,000	1,201,800
Series EH
5.00%, 08/01/33	(Call 08/01/23)	500	573,025
Series EO
5.00%, 08/01/23		1,000	1,206,910

Security		Principal (000s)	Value
5.00%, 08/01/24		$1,000	$1,221,640
5.00%, 08/01/29	(Call 08/01/24)	1,000	1,177,690
Series EP
5.00%, 08/01/22		1,000	1,196,680

			49,424,228
IDAHO — 0.02%
Idaho Housing & Finance Association RB
5.00%, 07/15/26		1,000	1,183,100

			1,183,100
ILLINOIS — 3.73%
Chicago Midway International Airport RB
Series 2014B
5.00%, 01/01/35	(Call 01/01/24)	2,000	2,190,900
Chicago O’Hare International Airport RB
5.75%, 01/01/43	(Call 01/01/23)	1,000	1,116,270
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,400	1,420,664
5.00%, 01/01/21	(Call 01/01/16) (AMBAC)	500	507,295
5.00%, 01/01/33	(Call 01/01/18) (AGM)	2,000	2,126,640
5.00%, 01/01/33	(Call 01/01/16) (NPFGC-FGIC)	1,500	1,519,020
5.00%, 01/01/38	(Call 01/01/18) (AGM)	500	530,485
5.25%, 01/01/23	(Call 01/01/16) (NPFGC-FGIC)	750	761,490
5.75%, 01/01/39	(Call 01/01/21)	500	574,720
Series B
5.00%, 01/01/19	(Call 01/01/17) (AGM)	1,645	1,732,810
5.00%, 01/01/20	(Call 01/01/17) (AGM)	810	852,355
5.25%, 01/01/17	(NPFGC)	1,050	1,111,404
5.25%, 01/01/18	(NPFGC)	820	895,776
Series C
5.25%, 01/01/35	(Call 01/01/20) (AGM)	3,500	3,908,100

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
6.50%, 01/01/41	(Call 01/01/21)	$1,560	$1,867,975
Series D
5.00%, 01/01/44	(Call 01/01/23)	1,685	1,819,985
Series F
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,058,540
5.00%, 01/01/40	(Call 01/01/20)	610	641,702
Chicago Transit Authority RB
5.00%, 06/01/19	(PR 12/01/16) (AMBAC)	325	343,395
5.00%, 12/01/44	(Call 12/01/24) (AGM)	1,000	1,072,620
5.25%, 12/01/49	(Call 12/01/24)	2,500	2,656,025
City of Chicago IL GO
5.50%, 01/01/37	(Call 01/01/25)	1,000	917,690
5.50%, 01/01/42	(Call 01/01/25)	1,000	907,220
Series A
5.00%, 01/01/24	(Call 01/01/16) (AGM)	2,500	2,521,575
5.00%, 01/01/26	(Call 01/01/20) (AGM)	1,000	1,024,170
5.00%, 01/01/27	(Call 01/01/20) (AGM)	1,020	1,039,819
5.00%, 01/01/29	(Call 01/01/17) (NPFGC-FGIC)	900	906,984
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39	(Call 01/01/24)	2,000	2,051,940
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,017,300
City of Chicago IL Waterworks Revenue RB
5.00%, 11/01/42	(Call 11/01/22)	2,500	2,546,800
5.25%, 11/01/38	(Call 11/01/18)	1,000	1,027,780
Cook County Community College District No. 508 GO
5.25%, 12/01/43	(Call 12/01/23)	1,075	1,190,864
County of Cook IL GO
Series A
4.75%, 11/15/30	(Call 05/15/16) (AMBAC)	500	510,280
4.75%, 11/15/31	(Call 05/15/16) (AMBAC)	535	545,288
5.00%, 11/15/19		500	543,440

Security		Principal (000s)	Value
5.00%, 11/15/26	(Call 05/15/16) (AMBAC)	$1,575	$1,612,060
5.25%, 11/15/22	(Call 11/15/20)	1,000	1,084,930
5.25%, 11/15/28	(Call 11/15/21)	500	535,150
Series C
5.00%, 11/15/29	(Call 11/15/22)	1,250	1,313,925
Illinois Finance Authority RB
5.00%, 10/01/40	(Call 10/01/25)	2,000	2,226,000
Series A
5.00%, 10/01/38	(Call 10/01/24)	2,000	2,236,600
5.25%, 10/01/52	(Call 04/01/23)	1,000	1,110,780
Illinois Municipal Electric Agency RB
Series 2006
5.00%, 02/01/31	(PR 02/01/16) (NPFGC)	1,000	1,019,760
Series A
5.00%, 02/01/35	(PR 02/01/17) (NPFGC-FGIC)	2,700	2,870,748
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		4,280	4,887,760
5.00%, 12/01/22		1,000	1,181,080
5.00%, 01/01/38	(Call 01/01/23)	1,000	1,096,230
5.00%, 01/01/40	(Call 07/01/25)	2,000	2,200,460
Series A-1
5.00%, 01/01/23	(PR 07/01/16) (AGM)	50	51,967
5.00%, 01/01/24	(PR 07/01/16) (AGM)	2,700	2,806,218
5.00%, 01/01/26	(PR 07/01/16) (AGM)	6,970	7,244,200
5.00%, 01/01/28	(Call 01/01/20)	1,000	1,108,540
5.00%, 01/01/31	(Call 01/01/20)	700	770,308
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	2,800	2,910,152
5.00%, 01/01/28	(PR 07/01/16) (AGM)	1,800	1,870,812
5.00%, 01/01/31	(PR 07/01/16) (AGM)	7,480	7,774,263

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 12/01/17		$1,000	$1,089,890
5.00%, 01/01/37	(Call 01/01/24)	2,500	2,740,500
5.50%, 01/01/33	(Call 01/01/18)	2,050	2,235,812
Series C
5.00%, 01/01/36	(Call 01/01/25)	2,000	2,210,180
Series D
5.00%, 01/01/22		3,915	4,579,845
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC-FGIC)	1,000	939,290
0.00%, 06/15/28	(NPFGC)	3,435	1,929,749
Series A
0.00%, 12/15/15	(NPFGC)	470	468,651
0.00%, 12/15/22	(NPFGC)	340	259,400
0.00%, 06/15/31	(NPFGC)	1,035	475,303
0.00%, 12/15/34	(NPFGC)	3,000	1,101,990
0.00%, 06/15/36	(NPFGC)	2,800	926,744
0.00%, 06/15/37	(NPFGC)	415	128,052
0.00%, 06/15/40	(NPFGC)	3,500	905,345
5.50%, 06/15/29	(NPFGC-FGIC)	1,900	2,220,283
5.50%, 06/15/50	(Call 06/15/20)	2,000	2,046,220
Series B
0.00%, 06/15/26	(AGM)	2,000	1,259,480
0.00%, 06/15/27	(AGM)	1,000	597,390
0.00%, 06/15/43	(AGM)	2,000	438,060
0.00%, 06/15/45	(AGM)	500	97,890
0.00%, 06/15/46	(AGM)	1,600	295,680
0.00%, 12/15/51		8,800	1,179,640
5.00%, 12/15/22	(Call 06/15/17)	1,000	1,056,070
5.00%, 06/15/50	(Call 06/15/20)	1,500	1,501,785
5.25%, 06/15/50	(Call 06/15/20)	1,500	1,520,775
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/26	(Call 06/01/16)	1,000	1,032,690
5.00%, 12/01/27	(Call 06/01/16)	875	903,263
5.00%, 12/01/29	(Call 06/01/16)	1,350	1,391,202
5.00%, 12/01/35	(PR 12/01/16)	3,295	3,479,981
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,500	1,584,210
Series B
5.00%, 12/01/30	(Call 12/01/21)	710	793,879

Security		Principal (000s)	Value
5.00%, 12/01/32	(Call 12/01/21)	$1,000	$1,113,080
Series C
5.25%, 12/01/32		780	915,587
Regional Transportation Authority RB
5.75%, 06/01/21	(AGM)	500	597,360
5.75%, 06/01/23	(AGM)	1,000	1,220,300
State of Illinois GO
3.00%, 02/01/16		1,000	1,008,900
5.00%, 01/01/17	(AGM)	1,500	1,570,035
5.00%, 01/01/18		1,190	1,261,436
5.00%, 07/01/19		1,000	1,074,880
5.00%, 08/01/19		2,075	2,232,368
5.00%, 01/01/20	(AGM)	500	547,785
5.00%, 05/01/20		3,000	3,242,190
5.00%, 08/01/21		2,000	2,158,760
5.00%, 01/01/22	(Call 01/01/20)	1,500	1,581,645
5.00%, 02/01/22		2,000	2,153,500
5.00%, 08/01/22		580	623,923
5.00%, 02/01/24		2,500	2,677,375
5.00%, 08/01/24	(Call 08/01/22)	2,000	2,113,760
5.00%, 02/01/26	(Call 02/01/24)	2,000	2,101,380
5.00%, 05/01/31	(Call 05/01/24)	1,500	1,524,165
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,001,330
5.00%, 02/01/39	(Call 02/01/24)	1,785	1,775,165
5.25%, 07/01/29	(Call 07/01/23)	2,000	2,079,240
5.50%, 07/01/27	(Call 07/01/23)	660	714,899
5.50%, 07/01/38	(Call 07/01/23)	1,000	1,061,270
Series A
5.00%, 06/01/16		100	103,076
5.00%, 03/01/34	(Call 10/01/15)	4,985	4,987,492
State of Illinois RB
5.00%, 06/15/17		2,000	2,147,980
5.00%, 06/15/19		545	615,376
5.00%, 06/15/26	(Call 06/15/23)	1,500	1,725,330
Series B
5.25%, 06/15/34	(Call 06/15/19)	2,000	2,218,580
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 12/15/15		1,000	1,014,130
5.00%, 06/15/16		4,685	4,859,797

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 06/15/17	(Call 12/15/16)	$1,500	$1,586,625
5.00%, 12/15/17	(Call 12/15/16)	500	528,735
5.00%, 12/15/18	(Call 06/15/16)	2,000	2,072,960

			192,970,927
INDIANA — 0.57%
Indiana Finance Authority RB
5.00%, 02/01/32	(Call 02/01/23)	1,000	1,139,210
Series A
4.50%, 12/01/23	(Call 12/01/16) (NPFGC-FGIC)	1,000	1,051,070
4.50%, 12/01/24	(Call 12/01/16) (NPFGC-FGIC)	9,450	9,921,555
5.00%, 02/01/20		1,000	1,157,900
5.00%, 10/01/44	(Call 10/01/24)	2,000	2,231,660
5.25%, 02/01/17		705	752,171
5.25%, 02/01/35	(Call 08/01/25)	1,000	1,141,930
Series B
5.00%, 10/01/41	(Call 10/01/21)	1,000	1,092,400
Indiana Municipal Power Agency RB
Series A
5.00%, 01/01/37	(Call 01/01/17) (NPFGC)	500	521,040
5.00%, 01/01/42	(Call 01/01/17) (NPFGC)	2,520	2,626,042
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	1,500	1,631,850
5.75%, 01/01/38	(Call 01/01/19)	5,470	6,188,649

			29,455,477
IOWA — 0.03%
Iowa Finance Authority RB
5.00%, 08/01/20		1,000	1,169,890
State of Iowa RB
Series A
5.00%, 06/01/27	(Call 06/01/19)	500	562,180

			1,732,070
KANSAS — 0.13%
Kansas Development Finance Authority RB
5.00%, 03/01/21	(Call 03/01/20)	1,060	1,222,233

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		$1,700	$1,780,461
5.00%, 09/01/27	(Call 09/01/24)	2,000	2,411,460
5.00%, 09/01/29	(Call 09/01/24)	1,000	1,191,490

			6,605,644
KENTUCKY — 0.19%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/18	(NPFGC)	320	359,315
First Series A
5.00%, 09/01/26	(Call 09/01/24)	1,000	1,185,310
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		1,000	1,072,850
5.75%, 07/01/49	(Call 07/01/23)	1,000	1,118,950
Series A
3.00%, 07/01/17		100	103,995
Kentucky State Property & Building Commission RB
5.00%, 11/01/20	(Call 11/01/18)	1,600	1,790,880
5.38%, 11/01/23	(Call 11/01/18)	1,000	1,129,930
Series A
5.00%, 08/01/19		1,000	1,134,470
Louisville & Jefferson County Metropolitan Sewer District RB
Series A
5.00%, 05/15/30	(Call 11/15/21)	500	573,280
5.00%, 05/15/34	(Call 11/15/21)	1,000	1,132,390

			9,601,370
LOUISIANA — 0.74%
City of New Orleans LA Sewerage Service Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	1,000	1,090,120
City of New Orleans LA Water System Revenue RB
5.00%, 12/01/44	(Call 12/01/24)	1,000	1,091,170
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/39	(PR 02/01/19)	1,000	1,138,280

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 02/01/39	(Call 02/01/25)	$2,000	$2,254,240
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A
5.00%, 02/01/44	(Call 02/01/24)	2,000	2,174,440
Series A
4.00%, 02/01/48	(Call 02/01/23)	1,000	994,490
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/21	(AGM)	1,000	1,154,440
Series B
5.00%, 06/01/16	(AMBAC)	275	284,699
5.00%, 06/01/17	(PR 06/01/16) (AMBAC)	370	383,050
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	600	621,162
5.00%, 06/01/21	(PR 06/01/16) (AMBAC)	1,000	1,035,270
5.00%, 06/01/22	(PR 06/01/16) (AMBAC)	500	517,635
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A
4.50%, 05/01/39	(Call 05/01/25)	1,000	1,077,120
5.00%, 05/01/31	(PR 05/01/16) (AGM)	710	732,514
5.00%, 05/01/41	(Call 05/01/25)	1,000	1,138,790
5.00%, 05/01/41	(PR 05/01/16) (NPFGC)	750	773,782
Series A-1
4.00%, 05/01/35	(Call 05/01/22)	1,000	1,037,300
5.00%, 05/01/24	(Call 05/01/22)	1,000	1,172,490
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,165,990
Series B
5.00%, 05/01/34	(Call 05/01/20)	1,915	2,173,085
5.00%, 05/01/36	(Call 05/01/24)	1,000	1,140,130
5.00%, 05/01/45	(Call 05/01/20)	3,250	3,649,425
State of Louisiana GO
Series A
4.00%, 02/01/29	(Call 02/01/24)	1,000	1,054,060

Security		Principal (000s)	Value
4.00%, 08/01/31	(Call 08/01/22)	$1,000	$1,041,690
5.00%, 11/15/21	(Call 05/15/20)	2,000	2,298,980
5.00%, 02/01/28	(Call 02/01/24)	1,000	1,151,370
Series C
5.00%, 07/15/21		1,000	1,167,680
5.00%, 08/01/23		1,000	1,186,900
5.00%, 07/15/24	(Call 07/15/22)	1,000	1,165,630
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,381,100

			38,247,032
MARYLAND — 2.41%
City of Baltimore MD RB
Series A
5.00%, 07/01/43	(Call 01/01/24)	1,000	1,118,300
County of Montgomery MD GO
Series A
5.00%, 11/01/20		2,000	2,355,560
5.00%, 07/01/21		2,530	3,004,198
5.00%, 11/01/21		1,500	1,789,860
Series B
5.00%, 11/01/23		4,000	4,898,160
5.00%, 11/01/26	(Call 11/01/24)	1,000	1,220,270
Maryland State Transportation Authority RB
5.00%, 03/01/16		1,005	1,029,251
5.00%, 03/01/17		2,685	2,865,647
5.00%, 03/01/19	(Call 03/01/17)	1,295	1,378,825
5.00%, 07/01/38	(Call 07/01/18) (AGM)	2,000	2,182,660
State of Maryland Department of Transportation RB
5.00%, 05/01/16		2,500	2,579,400
5.00%, 02/15/23	(PR 02/15/18)	2,500	2,748,550
5.00%, 02/15/23		5,400	6,516,396
State of Maryland GO
4.00%, 08/15/21		790	892,297
4.00%, 08/15/22		1,000	1,133,740
4.00%, 08/01/27	(Call 08/01/23)	2,000	2,201,400
4.50%, 08/01/20		850	974,729
5.00%, 03/15/16		2,000	2,052,160
5.00%, 07/15/16		1,000	1,041,620
5.00%, 08/01/18		1,300	1,453,348
5.00%, 03/01/19		2,525	2,862,870
5.00%, 08/01/19		1,000	1,146,950

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 03/01/20		$1,500	$1,742,445
5.00%, 03/15/20		1,660	1,929,966
5.00%, 03/01/21	(Call 03/01/20)	1,250	1,442,538
5.00%, 03/01/24	(Call 03/01/23)	1,000	1,207,730
First Series
5.00%, 03/01/17	(PR 03/01/16)	1,200	1,228,800
5.00%, 03/15/17		450	481,131
5.00%, 03/15/18	(PR 03/15/17)	1,060	1,131,730
5.00%, 03/15/21	(PR 03/15/17)	2,225	2,375,566
5.00%, 03/15/22	(PR 03/15/17)	1,390	1,484,061
First Series A
5.25%, 03/01/16		400	410,192
First Series C
4.00%, 08/15/16		2,000	2,071,640
Second Series
5.00%, 08/01/16		500	521,810
5.00%, 08/01/17	(PR 08/01/16)	840	876,145
Second Series B
5.00%, 08/01/17		2,050	2,222,426
5.00%, 03/15/22	(PR 03/15/19)	2,000	2,269,680
5.00%, 08/01/24	(Call 08/01/22)	3,000	3,595,230
Second Series C
5.00%, 11/01/16		540	569,506
Second Series E
5.00%, 08/01/19		1,000	1,146,950
Series A
5.00%, 08/01/18		1,000	1,117,960
5.00%, 08/01/20		2,000	2,343,940
5.00%, 03/01/21		1,000	1,181,080
5.00%, 03/01/25	(Call 03/01/23)	3,000	3,606,660
5.00%, 03/01/26	(Call 03/01/23)	2,000	2,383,500
Series B
4.00%, 08/01/27	(Call 08/01/22)	3,390	3,718,999
4.50%, 08/01/21		1,505	1,747,064
5.00%, 08/01/17		1,000	1,084,110
5.00%, 08/01/21	(PR 08/01/19)	1,000	1,146,880
5.00%, 08/01/23	(PR 08/01/19)	2,590	2,970,419
5.00%, 08/01/24	(PR 08/01/19)	2,000	2,293,760
Series C
5.00%, 11/01/17		2,700	2,952,828
5.00%, 11/01/18		2,000	2,253,140
5.00%, 03/01/20	(PR 03/01/19)	1,120	1,269,587
5.00%, 08/01/21		3,000	3,566,790

Security		Principal (000s)	Value
5.00%, 08/01/23		$4,000	$4,880,280
Series E
5.00%, 08/01/18		1,050	1,173,858
Third Series C
5.00%, 11/01/19		3,500	4,040,890
State of Maryland GOL
5.00%, 03/01/16		1,500	1,536,345
5.00%, 03/01/19		1,500	1,700,715
5.00%, 03/01/24	(PR 03/01/21)	3,000	3,531,390

			124,653,932
MASSACHUSETTS — 4.55%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/25	(Call 06/15/24)	1,400	1,700,342
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,386,560
Commonwealth of Massachusetts GO
Series A
5.00%, 09/01/28	(Call 09/01/18)	4,410	4,896,070
Series B
5.00%, 11/01/15		2,000	2,016,420
Series C
5.50%, 12/01/17	(AGM)	600	664,410
5.50%, 12/01/22	(AGM)	1,050	1,303,103
5.50%, 12/01/22	(AMBAC)	3,300	4,095,465
5.50%, 12/01/23	(AMBAC)	900	1,132,785
Commonwealth of Massachusetts GOL
4.00%, 05/01/35	(Call 05/01/23)	2,000	2,070,740
4.00%, 05/01/38	(Call 05/01/23)	1,500	1,542,870
4.00%, 05/01/39	(Call 05/01/23)	2,000	2,053,100
Series A
4.00%, 07/01/37	(Call 07/01/25)	2,000	2,072,400
5.00%, 04/01/19		1,000	1,135,910
5.00%, 07/01/26		2,500	3,088,575
5.00%, 03/01/34	(Call 03/01/19)	460	512,426
5.00%, 07/01/36	(Call 07/01/25)	2,500	2,904,450
5.00%, 03/01/39	(Call 03/01/19)	1,975	2,190,137
5.25%, 08/01/21		600	720,282
5.50%, 08/01/30	(AMBAC)	5,110	6,537,427

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 08/01/16		$2,250	$2,349,585
5.00%, 08/01/17		1,215	1,316,307
5.00%, 08/01/19		1,035	1,185,582
5.25%, 08/01/16	(AGM)	3,635	3,804,209
5.25%, 08/01/20		745	880,970
5.25%, 08/01/21		425	510,200
5.25%, 08/01/21	(AGM)	1,585	1,902,745
5.25%, 08/01/22		1,100	1,338,700
5.25%, 09/01/22	(AGM)	600	731,304
5.25%, 08/01/23		1,075	1,324,970
5.25%, 09/01/23	(AGM)	215	265,347
5.25%, 09/01/24	(AGM)	1,800	2,244,906
Series C
4.00%, 07/01/45	(Call 07/01/25)	2,500	2,550,900
5.00%, 08/01/19		3,600	4,123,764
5.00%, 08/01/19	(PR 08/01/17) (AGM)	1,000	1,081,510
5.00%, 08/01/22		2,500	3,002,150
5.00%, 09/01/22	(PR 09/01/15)	625	625,000
5.00%, 07/01/23	(Call 07/01/22)	3,000	3,572,820
5.00%, 08/01/25		2,000	2,462,240
5.00%, 09/01/25	(PR 09/01/15)	700	700,000
5.00%, 08/01/32	(PR 08/01/17) (AMBAC)	900	973,359
5.25%, 08/01/25	(PR 08/01/17) (AGM)	7,300	7,929,698
Series D
4.75%, 08/01/24	(PR 08/01/16)	1,000	1,040,590
5.00%, 08/01/22	(PR 08/01/16)	200	208,576
5.00%, 10/01/24	(Call 10/01/21)	1,000	1,190,100
5.00%, 08/01/33	(Call 08/01/21)	6,205	7,148,470
5.50%, 10/01/16		2,450	2,589,454
5.50%, 08/01/17		1,000	1,092,890
5.50%, 10/01/17		1,050	1,155,200
5.50%, 10/01/18		400	455,232
5.50%, 10/01/19	(AMBAC)	2,355	2,755,256
Series E
4.50%, 08/01/43	(Call 08/01/21)	2,075	2,206,638
5.00%, 12/01/15		1,050	1,062,905
5.00%, 11/01/25	(AMBAC)	2,115	2,610,883
5.00%, 08/01/35	(Call 08/01/21)	1,650	1,887,303
5.00%, 08/01/39	(Call 08/01/21)	2,500	2,844,925
5.00%, 08/01/40	(Call 08/01/21)	2,165	2,452,642

Security		Principal (000s)	Value
Commonwealth of Massachusetts RB
5.50%, 01/01/30	(NPFGC-FGIC)	$1,110	$1,391,396
5.50%, 01/01/34	(NPFGC-FGIC)	1,500	1,910,415
Series A
5.50%, 06/01/16	(AGM)	1,000	1,040,020
5.50%, 06/01/21	(AGM)	1,350	1,633,378
Commonwealth of Massachusetts Transportation Fund Revenue RB
5.00%, 06/01/44	(Call 06/01/24)	3,000	3,428,820
Massachusetts Bay Transportation Authority RB
5.25%, 07/01/28		1,450	1,838,803
Series A
5.00%, 07/01/28		130	161,365
5.00%, 07/01/31		2,870	3,560,350
5.25%, 07/01/21		765	919,691
5.25%, 07/01/30		3,635	4,603,255
5.25%, 07/01/34	(Call 07/01/18)	5,000	5,532,150
Series B
5.25%, 07/01/17		600	651,366
5.25%, 07/01/19		1,395	1,610,569
5.25%, 07/01/21		2,220	2,668,906
Series C
5.00%, 07/01/31	(PR 07/01/18)	1,000	1,115,920
5.00%, 07/01/34	(PR 07/01/18)	2,450	2,734,004
5.50%, 07/01/16		1,410	1,472,674
5.50%, 07/01/17	(ETM)	10	10,894
Massachusetts Clean Water Trust (The) RB
2.00%, 08/01/16		5,500	5,588,880
5.00%, 08/01/18		2,000	2,236,520
5.00%, 08/01/20		1,800	2,111,418
5.00%, 08/01/24		1,000	1,233,150
5.00%, 08/01/26		2,000	2,496,580
5.25%, 08/01/19		1,500	1,735,995
5.25%, 08/01/21		500	601,175
Series A
5.25%, 08/01/19		1,000	1,157,330
Massachusetts Department of Transportation RB
Series A
0.00%, 01/01/28	(NPFGC)	1,000	686,770
5.00%, 01/01/20	(ETM)	225	245,590

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 01/01/18		$720	$787,478
5.00%, 01/01/27	(Call 01/01/20)	2,175	2,446,418
5.00%, 01/01/37	(Call 01/01/20)	1,000	1,113,780
Massachusetts Development Finance Agency RB
5.00%, 01/01/41	(Call 01/01/25)	1,000	1,056,440
Massachusetts School Building Authority RB
Series A
4.50%, 08/15/35	(Call 08/15/17) (AMBAC)	3,000	3,151,620
5.00%, 08/15/22		1,000	1,197,500
5.00%, 08/15/23	(Call 08/15/22)	1,500	1,789,620
5.00%, 08/15/26	(Call 08/15/22)	1,000	1,177,200
5.00%, 08/15/37	(Call 08/15/17) (AMBAC)	2,850	3,044,028
5.00%, 05/15/43	(Call 05/15/23)	4,070	4,543,056
Series B
4.00%, 01/15/45	(Call 01/15/25)	2,000	2,018,640
5.00%, 08/15/19		3,000	3,437,280
5.00%, 10/15/19		1,000	1,150,290
5.00%, 08/15/20		2,000	2,339,680
5.00%, 10/15/21		1,035	1,227,117
5.00%, 08/15/28	(Call 08/15/22)	1,000	1,175,800
5.00%, 08/15/30	(Call 08/15/22)	4,000	4,678,640
5.00%, 10/15/35	(Call 10/15/21)	1,000	1,141,770
5.00%, 10/15/41	(Call 10/15/21)	2,750	3,110,992
Massachusetts State College Building Authority RB
Series B
5.00%, 05/01/43	(Call 05/01/22) (GTD)	750	829,013
Massachusetts Water Resources Authority RB
5.25%, 08/01/17		445	484,449
Series A
5.00%, 08/01/40	(Call 08/01/20)	1,700	1,929,908
Series B
5.00%, 08/01/21	(Call 08/01/19)	500	568,515
5.00%, 08/01/36	(Call 08/01/21)	1,000	1,142,320
5.00%, 08/01/39	(Call 08/01/19)	1,445	1,618,024
5.25%, 08/01/23	(AGM)	1,000	1,236,510

Security		Principal (000s)	Value
5.25%, 08/01/28	(AGM)	$1,000	$1,269,080
5.25%, 08/01/31	(AGM)	800	1,013,624
Series C
5.25%, 08/01/42	(Call 08/01/21)	1,000	1,162,940
Series J
5.25%, 08/01/16	(AGM)	1,365	1,428,131
5.25%, 08/01/17	(ETM) (AGM)	55	59,855
Metropolitan Boston Transit Parking Corp. RB
5.25%, 07/01/33	(Call 07/01/21)	2,000	2,310,900
University of Massachusetts Building Authority RB
Series 1
4.00%, 11/01/45	(Call 11/01/25)	2,500	2,524,900
5.00%, 11/01/40	(Call 11/01/25)	2,500	2,859,775
5.00%, 11/01/44	(Call 11/01/24)	1,445	1,629,353

			235,632,832
MICHIGAN — 1.10%
City of Detroit MI GOL
5.00%, 11/01/30	(Call 11/01/20) (SAW)	1,000	1,057,200
Detroit City School District GO
Series A
5.25%, 05/01/30	(AGM)	2,500	2,883,225
Michigan Finance Authority RB
5.00%, 07/01/20	(Call 07/01/19)	6,050	6,895,306
5.00%, 07/01/21	(Call 07/01/18)	4,500	4,998,465
5.00%, 07/01/22	(Call 07/01/16)	2,000	2,078,940
Series A
5.00%, 01/01/16		1,000	1,016,360
5.00%, 01/01/17		975	1,033,763
5.00%, 07/01/17		1,200	1,296,804
5.00%, 07/01/18		2,000	2,231,840
5.00%, 07/01/19		1,875	2,145,675
Series B
5.00%, 01/01/22	(Call 01/01/18)	1,780	1,947,249
Series C-3
5.00%, 07/01/24	(AGM)	1,000	1,157,940
5.00%, 07/01/32	(Call 07/01/24) (AGM)	1,000	1,109,480
Series D1
5.00%, 07/01/22	(AGM)	1,000	1,143,650

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series D2
5.00%, 07/01/26	(Call 07/01/24) (AGM)	$1,000	$1,141,660
Michigan State Building Authority RB
0.00%, 10/15/30	(Call 10/15/16) (NPFGC-FGIC)	500	243,675
5.00%, 04/15/20		1,500	1,729,710
5.00%, 04/15/28	(Call 10/15/25)	3,000	3,504,840
5.00%, 04/15/38	(Call 10/15/25)	3,000	3,353,520
Series I
5.00%, 10/15/29	(Call 10/15/23)	1,000	1,140,090
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,650	1,659,817
Series IA
5.00%, 10/15/32	(Call 10/15/16) (NPFGC-FGIC)	1,270	1,323,823
Series II
5.00%, 10/15/33	(Call 10/15/15) (AMBAC)	1,000	1,005,950
5.38%, 10/15/41	(Call 10/15/21)	2,000	2,225,340
State of Michigan GO
Series A
5.00%, 05/01/17		200	214,594
5.00%, 05/01/19	(Call 05/01/18)	230	255,036
5.00%, 11/01/20	(Call 11/01/18)	760	853,959
5.25%, 11/01/22	(Call 11/01/18)	200	225,806
State of Michigan RB
5.25%, 09/15/20	(Call 09/15/17) (AGM)	1,310	1,426,472
5.25%, 09/15/21	(Call 09/15/17) (AGM)	1,575	1,715,033
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,885	1,892,446
5.00%, 11/01/20	(Call 11/01/19)	1,705	1,943,870
Series B
5.00%, 09/01/15	(AGM)	250	250,000

			57,101,538
MINNESOTA — 0.62%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series B
4.50%, 01/01/32	(Call 01/01/17) (NPFGC-FGIC)	1,000	1,034,850

Security		Principal (000s)	Value
Minnesota Public Facilities Authority RB
Series A
5.00%, 03/01/20		$1,000	$1,160,680
Series B
5.00%, 03/01/19		510	578,432
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/16	(AMBAC)	1,000	1,016,820
5.25%, 01/01/17	(AMBAC)	1,500	1,593,315
State of Minnesota GO
5.00%, 08/01/16		200	208,704
5.00%, 08/01/17		800	866,808
5.00%, 08/01/19	(PR 08/01/17)	1,000	1,083,110
5.00%, 08/01/25	(PR 08/01/17)	2,000	2,166,228
Series A
5.00%, 08/01/18		400	446,936
5.00%, 08/01/19		1,000	1,146,530
5.00%, 08/01/25	(Call 08/01/20)	1,600	1,856,064
Series D
5.00%, 08/01/18		2,000	2,234,680
5.00%, 08/01/19		2,500	2,866,325
5.00%, 08/01/20		640	749,395
Series F
4.00%, 08/01/17		2,000	2,127,780
5.00%, 10/01/17		4,500	4,904,370
5.00%, 10/01/20		1,500	1,762,230
Series H
5.00%, 11/01/19		500	577,050
State of Minnesota RB
Series B
5.00%, 03/01/19		500	565,805
5.00%, 03/01/29	(Call 03/01/22)	1,000	1,145,480
Western Minnesota Municipal Power Agency RB
Series A
5.00%, 01/01/46	(Call 01/01/24)	2,000	2,230,420

			32,322,012
MISSISSIPPI — 0.18%
Mississippi Development Bank RB
5.00%, 03/01/41	(Call 03/01/16) (SGI)	250	251,767

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
State of Mississippi GO
Series A
5.00%, 10/01/31	(Call 10/01/21)	$1,000	$1,153,850
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,135,340
5.25%, 11/01/15		1,250	1,260,725
Series C
5.00%, 10/01/19		1,000	1,149,670
5.00%, 10/01/24		1,000	1,224,760
5.00%, 10/01/27	(Call 10/01/25)	2,500	3,019,900

			9,196,012
MISSOURI — 0.85%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB
Series A
5.00%, 10/01/33	(Call 10/01/22)	2,000	2,283,480
City of Kansas City MO RB
Series C
5.25%, 04/01/40	(Call 04/01/18)	500	541,465
City of Springfield MO Public Utility Revenue RB
4.00%, 08/01/31	(Call 08/01/25)	2,000	2,096,820
Metropolitan St Louis Sewer District RB
Series A
5.00%, 05/01/42	(Call 05/01/22)	3,000	3,350,370
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		2,000	2,064,520
5.00%, 05/01/17		1,240	1,332,144
5.00%, 02/01/20	(Call 02/01/17)	3,000	3,187,860
5.25%, 05/01/18	(PR 05/01/17)	600	646,584
5.25%, 05/01/19	(PR 05/01/17)	2,550	2,747,982
5.25%, 05/01/20	(PR 05/01/17)	2,500	2,694,100
Series 2014A
5.00%, 05/01/25	(Call 05/01/24)	4,000	4,900,560
Series A
5.00%, 05/01/23		1,000	1,214,630
5.00%, 05/01/24		1,000	1,231,650
Series B
5.00%, 05/01/21		2,000	2,368,620
5.00%, 05/01/22	(PR 05/01/16)	1,070	1,103,876
5.00%, 05/01/23	(PR 05/01/16)	1,500	1,547,490

Security		Principal (000s)	Value
5.00%, 05/01/26	(PR 05/01/16)	$5,000	$5,158,300
Missouri Joint Municipal Electric Utility Commission RB
5.00%, 01/01/34	(PR 01/01/16) (NPFGC)	2,000	2,032,240
Series A
5.00%, 01/01/42	(Call 01/01/17) (AMBAC)	2,000	2,076,080
University of Missouri RB
Series A
5.00%, 11/01/19		1,055	1,217,576

			43,796,347
NEBRASKA — 0.20%
City of Lincoln NE Electric System Revenue RB
5.00%, 09/01/37	(Call 09/01/22)	1,000	1,131,190
Nebraska Public Power District RB
Series A-2
5.00%, 01/01/40	(Call 01/01/22)	1,000	1,098,800
Omaha Public Power District RB
Series A
5.00%, 02/01/16		3,705	3,780,100
5.00%, 02/01/37	(Call 02/01/22)	2,000	2,219,520
Series B
5.00%, 02/01/31	(Call 08/01/24)	1,000	1,162,230
5.00%, 02/01/42	(Call 02/01/21)	1,000	1,090,920

			10,482,760
NEVADA — 0.78%
Clark County School District GOL
Series A
5.00%, 06/15/22	(Call 06/15/18)	1,500	1,651,980
5.00%, 06/15/25	(Call 06/15/17) (NPFGC-FGIC)	1,350	1,482,989
5.00%, 06/15/27	(Call 06/15/18)	5,000	5,476,300
Series B
5.00%, 06/15/19	(Call 06/15/17) (AMBAC)	1,415	1,520,884
Series C
5.00%, 06/15/22	(PR 12/15/15) (AGM)	1,200	1,216,812
5.00%, 06/15/23	(PR 12/15/15) (AGM)	1,000	1,014,010

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Clark County Water Reclamation District GOL
Series A
5.25%, 07/01/38	(Call 07/01/19)	$1,000	$1,124,850
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		3,500	3,883,845
5.13%, 07/01/36	(Call 01/01/20)	4,480	4,997,037
Series C
5.00%, 07/01/23	(Call 07/01/19) (AGM)	500	562,515
5.00%, 07/01/25	(Call 07/01/19) (AGM)	2,500	2,796,375
County of Clark NV RB
5.00%, 07/01/30	(Call 01/01/20)	1,000	1,109,850
Las Vegas Valley Water District GOL
4.00%, 06/01/39	(Call 12/01/24)	2,000	2,035,540
Series B
5.00%, 06/01/42	(Call 06/01/22)	1,000	1,102,070
State of Nevada GOL
5.00%, 03/01/22		1,000	1,184,480
5.00%, 06/01/27	(Call 06/01/18)	3,000	3,285,990
State of Nevada RB
5.00%, 06/01/16		2,650	2,745,930
5.00%, 12/01/16		670	709,135
5.00%, 06/01/17		2,520	2,713,082

			40,613,674
NEW HAMPSHIRE — 0.00%
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/17		25	27,122

			27,122
NEW JERSEY — 4.52%
Essex County Improvement Authority RB
5.25%, 12/15/20	(AMBAC)	1,000	1,185,420
Garden State Preservation Trust RB
Series A
5.75%, 11/01/28	(AGM)	1,500	1,842,720

Security		Principal (000s)	Value
Series B
6.38%, 11/01/15	(NPFGC)	$1,000	$1,010,330
Series C
5.13%, 11/01/16	(AGM)	1,865	1,966,158
5.13%, 11/01/18	(AGM)	1,000	1,114,290
5.25%, 11/01/20	(AGM)	700	811,356
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		1,000	1,059,710
New Jersey Economic Development Authority RB
5.00%, 12/15/17	(ETM)	230	252,142
5.00%, 12/15/17		1,020	1,080,353
5.00%, 03/01/19	(PR 03/01/18)	2,165	2,388,885
5.00%, 06/15/19		1,055	1,147,998
5.00%, 06/15/21		2,000	2,120,380
5.00%, 06/15/22		2,000	2,113,240
5.00%, 06/15/22	(AGM)	1,500	1,694,415
5.00%, 06/15/23	(Call 06/15/22)	1,000	1,089,210
5.00%, 06/15/25	(Call 06/15/22)	1,000	1,074,820
5.00%, 03/01/26	(Call 03/01/22)	1,000	1,034,570
5.00%, 06/15/26	(Call 06/15/22)	5,500	5,730,550
5.00%, 06/15/28	(Call 06/15/22)	1,050	1,108,863
5.00%, 06/15/46	(Call 06/15/23)	1,000	1,103,180
5.25%, 06/15/31		2,500	2,573,075
5.25%, 06/15/40		1,000	1,017,540
Series A
5.00%, 05/01/17		1,100	1,155,550
5.00%, 07/01/29	(Call 10/01/15) (NPFGC)	200	201,120
5.25%, 07/01/16	(Call 10/01/15) (NPFGC)	380	385,772
5.25%, 07/01/17	(Call 10/01/15) (NPFGC)	3,050	3,102,582
Series AA
5.50%, 12/15/29	(Call 06/15/19)	250	261,793
Series EE
5.00%, 09/01/15		1,000	1,000,000
5.25%, 09/01/24	(Call 03/01/21)	750	797,775
Series GG
5.00%, 09/01/21	(Call 03/01/21) (SAP)	1,000	1,059,730

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 09/01/22	(Call 03/01/21) (SAP)	$250	$262,443
5.25%, 09/01/25	(Call 03/01/21) (SAP)	1,825	1,908,202
5.25%, 09/01/27	(Call 03/01/21) (SAP)	585	604,820
Series II
5.00%, 03/01/25	(Call 03/01/22)	2,000	2,082,740
Series K
5.25%, 12/15/16	(PR 12/15/15) (AMBAC)	3,655	3,709,057
5.50%, 12/15/19	(AMBAC)	3,345	3,635,179
Series N-1
5.50%, 09/01/26	(AMBAC)	1,000	1,084,800
Series NN
5.00%, 03/01/19		3,000	3,397,740
5.00%, 03/01/21		2,000	2,121,620
5.00%, 03/01/22		4,000	4,229,880
5.00%, 03/01/24	(Call 03/01/23)	1,500	1,573,095
5.00%, 03/01/25	(Call 03/01/23)	1,090	1,138,854
5.00%, 03/01/30	(Call 03/01/23)	2,000	2,018,680
Series PP
5.00%, 06/15/19		1,925	2,046,063
5.00%, 06/15/26	(Call 06/15/24)	3,000	3,168,750
5.00%, 06/15/27	(Call 06/15/24)	2,000	2,093,720
5.00%, 06/15/31	(Call 06/15/24)	2,500	2,560,550
Series UU
5.00%, 06/15/40	(Call 06/15/24)	1,500	1,493,550
Series W
5.00%, 03/01/16		385	394,263
Series Y
5.00%, 09/01/33	(PR 09/01/18)	820	918,064
New Jersey Educational Facilities Authority RB
4.38%, 09/01/20	(Call 09/01/16) (AGM)	505	524,796
Series A
5.00%, 09/01/15	(AGM)	505	505,000
5.00%, 09/01/16	(Call 09/28/15) (AGM)	225	225,907
5.00%, 09/01/17	(Call 09/28/15) (AGM)	500	502,005
5.00%, 07/01/26	(Call 07/01/24)	1,650	2,006,466

Security		Principal (000s)	Value
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	$620	$641,973
New Jersey Institute of Technology/NJ RB
Series A
5.00%, 07/01/45	(Call 07/01/25)	2,500	2,754,900
New Jersey State Turnpike Authority RB
Series A
5.00%, 01/01/31	(Call 07/01/24)	6,500	7,361,705
5.00%, 01/01/32	(Call 01/01/22)	1,000	1,124,160
5.00%, 01/01/35	(Call 01/01/22)	2,000	2,208,440
5.00%, 01/01/38	(Call 07/01/22)	6,000	6,638,520
5.00%, 01/01/43	(Call 07/01/22)	7,000	7,708,890
Series B
5.00%, 01/01/19		2,935	3,290,135
5.00%, 01/01/21		1,000	1,157,600
5.00%, 01/01/25	(Call 01/01/23)	1,000	1,157,820
5.00%, 01/01/27	(Call 01/01/23)	2,000	2,275,580
5.00%, 01/01/28	(Call 01/01/23)	2,500	2,826,850
5.00%, 01/01/29	(Call 01/01/23)	1,400	1,572,256
Series E
5.25%, 01/01/40	(Call 01/01/19)	2,500	2,747,075
Series H
5.00%, 01/01/36	(Call 01/01/19)	1,500	1,639,800
Series I
5.00%, 01/01/31	(Call 01/01/20)	1,970	2,187,271
5.00%, 01/01/35	(Call 01/01/20)	1,760	1,942,582
New Jersey Transit Corp. COP
5.00%, 09/15/17	(NPFGC-FGIC)	690	750,106
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/18		1,500	1,647,240
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19		2,360	2,541,342
5.25%, 12/15/21	(NPFGC)	695	757,342
Series A
0.00%, 12/15/25		2,085	1,240,784
0.00%, 12/15/28		4,140	2,036,673
0.00%, 12/15/29		3,290	1,498,529
0.00%, 12/15/30		1,000	424,100

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
0.00%, 12/15/31		$5,025	$1,992,613
0.00%, 12/15/32		400	148,604
0.00%, 12/15/33		930	323,966
0.00%, 12/15/34		1,055	344,331
0.00%, 12/15/35		6,710	2,050,240
0.00%, 12/15/37		700	187,026
0.00%, 12/15/38		4,145	1,039,068
0.00%, 12/15/39		3,630	853,449
0.00%, 12/15/40		2,500	552,425
4.75%, 12/15/37	(Call 12/15/17) (AMBAC)	525	508,132
5.00%, 06/15/18		1,000	1,059,710
5.00%, 12/15/34	(Call 12/15/17) (AMBAC)	1,900	1,900,266
5.00%, 06/15/42	(Call 06/15/22)	5,000	4,955,900
5.25%, 12/15/20		3,080	3,314,727
5.25%, 12/15/21		600	643,356
5.25%, 12/15/21	(ETM) (NPFGC)	5	6,050
5.25%, 12/15/22		695	743,859
5.50%, 12/15/15	(AMBAC)	515	522,081
5.50%, 12/15/16	(AGM)	1,500	1,583,610
5.50%, 12/15/21		2,910	3,160,464
5.50%, 12/15/22		2,200	2,388,980
5.50%, 12/15/23		1,500	1,634,550
5.50%, 06/15/41	(Call 06/15/21) (SAP)	400	414,384
5.75%, 06/15/17		1,060	1,130,098
Series AA
4.00%, 06/15/27	(Call 06/15/22) (SAP)	1,500	1,417,185
5.00%, 06/15/20		85	90,376
5.00%, 06/15/22	(SAP)	1,275	1,347,190
5.00%, 06/15/23	(Call 06/15/22) (SAP)	4,150	4,452,784
5.00%, 06/15/25	(Call 06/15/24)	1,000	1,064,980
5.00%, 06/15/38	(Call 06/15/24)	3,000	2,987,640
5.00%, 06/15/44	(Call 06/15/23)	1,000	1,008,270
Series B
5.00%, 06/15/42	(Call 06/15/21)	4,315	4,276,942
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	500	507,395
5.25%, 06/15/22	(Call 06/15/21)	560	607,348

Security		Principal (000s)	Value
5.25%, 12/15/22	(AMBAC)	$1,900	$2,033,570
5.25%, 06/15/36	(Call 06/15/21)	2,000	2,049,860
5.50%, 12/15/15	(NPFGC)	1,500	1,519,290
5.50%, 12/15/20	(NPFGC-FGIC)	3,000	3,291,810
5.50%, 12/15/21	(NPFGC)	500	548,285
5.50%, 06/15/31	(Call 06/15/21)	1,000	1,046,760
Series C
0.00%, 12/15/24	(AMBAC)	1,665	1,064,934
0.00%, 12/15/28	(AMBAC)	3,130	1,553,826
0.00%, 12/15/30	(NPFGC)	3,500	1,576,820
0.00%, 12/15/31	(NPFGC-FGIC)	500	211,890
0.00%, 12/15/35	(AMBAC)	3,990	1,212,322
5.50%, 12/15/15	(AGM)	425	430,937
5.50%, 12/15/17	(AGM)	2,385	2,588,130
Series D
5.00%, 12/15/24		2,020	2,126,252
5.00%, 06/15/32	(Call 12/15/24)	5,000	5,115,300
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		845	967,855
Rutgers The State University of New Jersey RB
Series L
5.00%, 05/01/43	(Call 05/01/23)	2,420	2,700,042
State of New Jersey GO
5.00%, 06/01/27	(Call 06/01/25)	2,000	2,293,080
Series H
5.25%, 07/01/16		500	519,420
Series L
5.25%, 07/15/16	(AMBAC)	725	754,406
5.25%, 07/15/17	(AMBAC)	1,000	1,074,760
5.25%, 07/15/19	(AMBAC)	420	471,996
Series Q
5.00%, 08/15/19		1,000	1,116,280
5.00%, 08/15/20		1,000	1,129,420
5.00%, 08/15/21	(Call 08/15/20)	500	564,215

			234,000,903
NEW MEXICO — 0.07%
New Mexico Finance Authority RB
Series B
5.00%, 06/15/20		500	583,425
5.00%, 06/15/23	(Call 06/15/20)	2,250	2,577,465

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
State of New Mexico Severance Tax Permanent Fund RB
Series D
5.00%, 07/01/16		$500	$520,100

			3,680,990
NEW YORK — 20.17%
Battery Park City Authority RB
Series A
5.00%, 11/01/24	(Call 11/01/23)	1,550	1,885,652
Brooklyn Arena Local Development Corp. RB
0.00%, 07/15/33		500	214,790
6.38%, 07/15/43	(Call 01/15/20)	1,875	2,170,294
City of New York NY GO
5.00%, 08/01/18		4,000	4,394,815
5.00%, 10/01/18	(PR 10/01/17)	385	420,016
5.00%, 10/01/20	(PR 10/01/17)	60	65,313
5.00%, 08/01/26	(Call 08/01/25)	1,750	2,100,210
Series 1
5.00%, 08/01/17		1,200	1,300,536
Series A
5.00%, 08/01/22		2,000	2,363,780
5.00%, 08/01/24		5,000	6,013,400
5.00%, 08/01/26	(PR 08/01/16)	10	10,418
5.00%, 08/01/26	(Call 08/01/16)	990	1,031,441
5.00%, 08/01/28	(PR 08/01/16)	10	10,418
5.00%, 08/01/28	(Call 08/01/16)	1,000	1,040,520
5.00%, 08/01/31	(Call 08/01/24)	2,500	2,865,425
5.00%, 08/01/32	(Call 08/01/24)	1,000	1,137,820
Series A-1
5.00%, 08/01/17		355	384,742
5.00%, 08/01/30	(Call 08/01/21)	500	578,975
5.00%, 08/01/31	(Call 08/01/21)	710	818,403
5.00%, 08/01/32	(Call 08/01/21)	1,000	1,150,060
5.25%, 08/15/23	(Call 08/15/18)	4,850	5,426,859
Series B
5.00%, 08/01/16		1,000	1,043,760
5.00%, 08/01/17		1,000	1,083,780
5.00%, 08/01/18		1,250	1,393,225
5.00%, 08/01/19		1,000	1,139,240
5.00%, 08/01/20		1,600	1,858,544
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	500	562,605

Security		Principal (000s)	Value
5.25%, 09/01/23	(Call 09/01/18)	$1,385	$1,551,740
5.25%, 09/01/24	(Call 09/01/18)	1,000	1,117,870
Series C
5.00%, 08/01/17		1,000	1,083,780
5.00%, 08/01/17	(Call 09/14/15) (AGM)	810	811,409
5.00%, 08/01/24	(Call 08/01/19)	2,000	2,257,600
5.00%, 08/01/27	(Call 02/01/25)	4,000	4,735,720
5.00%, 08/01/28	(Call 02/01/25)	1,500	1,764,675
5.25%, 08/01/17		250	272,135
5.25%, 08/01/18		480	538,440
Series C-1
5.00%, 10/01/18	(Call 10/01/17)	115	125,266
5.00%, 10/01/19	(Call 10/01/17)	2,300	2,500,123
5.00%, 10/01/20	(Call 10/01/17)	420	455,998
5.00%, 10/01/22	(Call 10/01/17)	805	877,217
5.00%, 10/01/24	(Call 10/01/17) (AGM)	2,255	2,455,334
Series D
5.00%, 08/01/17		1,500	1,625,670
5.00%, 08/01/18		2,000	2,229,160
5.00%, 08/01/19		4,000	4,556,960
5.00%, 08/01/22		2,000	2,363,780
5.00%, 08/01/24	(Call 02/01/23)	2,000	2,369,980
5.00%, 08/01/25	(Call 02/01/23)	2,500	2,944,275
Series D-1
5.00%, 10/01/25	(Call 10/01/21)	1,000	1,173,200
5.00%, 10/01/26	(Call 10/01/21)	4,090	4,773,521
5.00%, 10/01/32	(Call 10/01/21)	1,685	1,939,637
5.13%, 12/01/27	(PR 12/01/17)	820	899,876
5.13%, 12/01/27	(Call 12/01/17)	680	745,280
Series E
5.00%, 08/01/16		2,600	2,713,776
5.00%, 08/01/19		100	113,924
5.00%, 08/01/21	(Call 08/01/19)	1,000	1,135,250
5.00%, 08/01/22	(Call 08/01/19)	400	453,076
5.00%, 08/01/25	(Call 08/01/19)	2,460	2,776,848
5.00%, 08/01/27	(Call 08/01/19)	1,410	1,590,832
Series E-1
6.25%, 10/15/28	(PR 10/15/18)	1,200	1,399,308
6.25%, 10/15/28	(Call 10/15/18)	50	57,996
Series F
5.00%, 08/01/29	(Call 02/01/22)	30	34,529
5.00%, 08/01/31	(Call 02/01/22)	2,750	3,101,285

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series F-1
5.00%, 09/01/15		$285	$285,000
5.00%, 09/01/20	(PR 09/01/15) (SGI)	515	515,000
5.00%, 09/01/20	(Call 09/14/15) (SGI)	10	10,017
Series G
5.00%, 08/01/21		5,000	5,862,000
5.00%, 08/01/22	(Call 08/01/17)	2,785	3,164,786
5.00%, 08/01/23		3,000	3,566,640
5.00%, 08/01/24	(PR 02/01/16)	5	5,098
5.00%, 08/01/24	(Call 08/01/17)	1,045	1,100,287
5.00%, 08/01/24	(PR 08/01/17)	100	108,231
Series G-1
5.00%, 04/01/25	(Call 04/01/22)	2,500	2,914,750
5.00%, 04/01/26	(Call 04/01/22)	3,635	4,227,178
Series I
5.00%, 08/01/16		5,500	5,740,680
5.00%, 08/01/18		1,925	2,145,566
5.00%, 08/01/22		2,000	2,363,780
5.00%, 03/01/30	(Call 03/01/24)	1,000	1,145,850
Series I-1
5.00%, 08/01/17		1,500	1,625,670
5.00%, 08/01/18		215	239,635
5.00%, 08/01/19		2,300	2,620,252
5.00%, 04/01/24	(PR 04/01/16)	1,295	1,330,289
5.38%, 04/01/36	(Call 04/01/19)	2,500	2,825,050
Series J
3.00%, 08/01/16		5,200	5,332,392
5.00%, 08/01/17		1,515	1,641,927
5.00%, 08/01/18		1,000	1,114,580
5.00%, 08/01/21		1,010	1,184,124
5.00%, 08/01/22		1,500	1,772,835
5.00%, 08/01/25	(Call 08/01/24)	2,000	2,389,900
Series J-1
5.00%, 05/15/25	(Call 05/15/19)	275	309,009
5.00%, 05/15/31	(Call 05/15/19)	1,500	1,675,470
Series L-1
5.00%, 04/01/27	(Call 04/01/18)	1,200	1,311,972
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	2,160	2,243,052

Security		Principal (000s)	Value
5.00%, 02/15/47	(Call 02/15/17)	$6,425	$6,717,980
5.00%, 02/15/47	(Call 02/15/21) (AGM)	1,000	1,076,400
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	2,725	2,849,260
5.25%, 02/15/47	(Call 02/15/21)	1,250	1,367,425
5.75%, 02/15/47	(Call 02/15/21)	3,500	3,988,075
Long Island Power Authority RB
Series A
4.00%, 09/01/39	(Call 09/01/24) (AGM)	2,000	2,022,640
5.00%, 12/01/16	(Call 06/01/16) (AGM)	2,000	2,068,460
5.00%, 12/01/23	(Call 06/01/16) (NPFGC-FGIC)	400	413,016
5.00%, 12/01/26	(Call 06/01/16) (SGI)	1,200	1,236,372
5.00%, 09/01/37	(Call 09/01/22)	2,355	2,568,057
5.00%, 09/01/44	(Call 09/01/24)	1,000	1,098,750
5.25%, 12/01/20	(PR 06/01/16) (NPFGC-FGIC)	2,000	2,073,780
5.50%, 04/01/22	(Call 04/01/19)	500	557,535
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	1,100	1,258,378
5.75%, 04/01/39	(Call 04/01/19)	3,700	4,150,845
6.00%, 05/01/33	(Call 05/01/19)	1,000	1,152,470
Series B
5.00%, 09/01/29	(Call 09/01/22)	1,750	1,940,365
5.75%, 04/01/25	(Call 04/01/19)	1,050	1,166,508
5.75%, 04/01/33	(Call 04/01/19)	1,395	1,571,272
Series E
5.00%, 12/01/17	(Call 12/01/16)	595	629,088
5.00%, 12/01/17	(Call 12/01/16) (NPFGC-FGIC)	725	765,035
5.00%, 12/01/18	(Call 12/01/16) (NPFGC)	500	527,160
Series F
5.00%, 05/01/17	(NPFGC)	225	240,626
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	1,000	1,111,440
5.00%, 11/15/29	(Call 11/15/25)	2,000	2,337,820
5.00%, 11/15/35	(Call 11/15/25)	2,000	2,268,360

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series A
0.00%, 11/15/30		$2,000	$1,168,460
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	6,330	6,390,515
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	800	803,112
4.75%, 11/15/30	(Call 11/15/15) (AMBAC)	250	252,390
5.00%, 11/15/18		250	280,708
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	730	732,993
5.00%, 11/15/23	(Call 11/15/22)	1,500	1,806,060
5.00%, 11/15/25	(Call 11/15/22)	1,000	1,192,590
5.00%, 11/15/26	(Call 11/15/22)	1,500	1,773,480
5.00%, 11/15/29	(Call 11/15/22)	2,000	2,340,800
5.00%, 11/15/35	(Call 11/15/16)	1,400	1,461,978
5.00%, 11/15/38	(Call 05/15/23)	3,050	3,373,849
5.00%, 11/15/41	(Call 11/15/21)	500	557,200
5.00%, 11/15/43	(Call 05/15/23)	4,265	4,681,520
5.00%, 11/15/46	(Call 11/15/21)	1,500	1,663,125
5.50%, 11/15/39	(Call 11/15/18)	600	669,156
5.75%, 01/01/16	(SAP)	625	636,613
Series A-1
5.00%, 11/15/16		3,370	3,555,923
5.00%, 11/15/40	(Call 05/15/25)	2,000	2,229,280
5.00%, 11/15/45	(Call 05/15/25)	2,000	2,220,620
Series B
4.00%, 11/15/45	(Call 05/15/25)	2,000	2,020,780
4.50%, 11/15/37	(Call 11/15/17)	500	511,460
4.75%, 11/15/31	(Call 11/15/16)	430	446,220
5.00%, 11/15/34	(Call 11/15/19)	6,175	6,977,812
5.25%, 11/15/23	(AMBAC)	210	255,377
Series C
5.00%, 11/15/30	(Call 11/15/22)	1,000	1,157,690
5.00%, 11/15/41	(Call 11/15/22)	2,000	2,212,300
6.25%, 11/15/23	(Call 11/15/18)	2,700	3,145,986
Series D
5.00%, 11/15/17		3,750	4,097,062
5.00%, 11/15/21		1,000	1,174,490
5.00%, 11/15/23	(Call 11/15/17)	10,100	11,003,950
5.00%, 11/15/30	(Call 11/15/22)	2,000	2,315,380
5.00%, 11/15/34	(Call 11/15/20)	1,500	1,689,255
5.00%, 11/15/36	(Call 11/15/21)	2,500	2,808,950

Security		Principal (000s)	Value
5.00%, 11/15/38	(Call 11/15/23)	$2,250	$2,502,360
5.25%, 11/15/34	(Call 11/15/20)	280	319,026
5.25%, 11/15/41	(Call 11/15/21)	1,000	1,151,860
Series D-1
5.00%, 11/15/39	(Call 11/15/24)	5,100	5,684,613
Series E
5.00%, 11/15/42	(Call 11/15/22)	2,650	2,929,522
5.00%, 11/15/43	(Call 11/15/23)	2,000	2,206,260
Series F
4.00%, 11/15/30	(Call 11/15/22)	765	801,567
5.00%, 11/15/17		1,070	1,169,029
5.00%, 11/15/18		1,550	1,742,479
5.00%, 11/15/19		1,285	1,476,825
5.00%, 11/15/24	(Call 11/15/22)	1,080	1,279,573
5.00%, 11/15/25	(Call 11/15/22)	5,400	6,325,290
5.00%, 11/15/30	(Call 11/15/22)	1,750	2,025,957
5.00%, 11/15/35	(Call 11/15/15)	1,500	1,514,985
Nassau County Interim Finance Authority RB
Series A
5.00%, 11/15/16		1,000	1,055,580
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	520	588,827
New York City Educational Construction Fund RB
Series A
5.75%, 04/01/41	(Call 04/01/21)	600	711,414
New York City Industrial Development Agency RB
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	290	298,735
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	1,550	1,596,546
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29	(Call 07/15/22) (SAW)	835	963,189
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	1,575	1,615,918

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 07/15/24	(Call 07/15/22) (SAW)	$660	$783,526
5.00%, 07/15/31	(Call 07/15/22) (SAW)	1,000	1,140,660
5.00%, 07/15/33	(Call 07/15/22) (SAW)	2,075	2,357,117
5.00%, 07/15/35	(Call 01/15/25) (SAW)	1,500	1,715,775
5.00%, 07/15/36	(Call 01/15/17) (NPFGC-FGIC)	1,000	1,048,690
5.00%, 07/15/37	(Call 07/15/22) (SAW)	1,000	1,116,750
5.00%, 07/15/40	(Call 01/15/25) (SAW)	3,300	3,726,261
5.50%, 07/15/28	(Call 07/15/18) (SAW)	3,255	3,668,971
Series S-1A
5.00%, 07/15/19	(SAW)	175	199,537
5.00%, 07/15/33	(Call 07/15/21) (SAW)	1,000	1,139,190
5.25%, 07/15/37	(Call 07/15/21) (SAW)	1,500	1,730,895
Series S-2
5.00%, 07/15/33	(Call 07/15/25) (SAW)	2,000	2,309,940
6.00%, 07/15/38	(Call 07/15/18) (SAW)	250	282,113
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	5,550	6,296,086
Series S-5
5.00%, 01/15/31	(Call 01/15/19) (SAW)	1,400	1,546,216
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		1,680	1,693,776
5.00%, 11/01/15	(ETM)	350	352,804
5.00%, 02/01/16	(ETM)	165	168,313
5.00%, 02/01/16		1,235	1,260,046
5.00%, 11/01/16	(ETM)	190	200,359
5.00%, 11/01/16		3,265	3,444,085
5.00%, 11/01/17	(ETM)	225	245,968

Security		Principal (000s)	Value
5.00%, 11/01/17		$950	$1,039,034
5.00%, 11/01/25	(PR 05/01/17)	695	746,402
5.00%, 11/01/25	(Call 05/01/17)	355	379,342
5.00%, 11/01/27	(PR 11/01/17)	1,880	2,055,197
5.00%, 11/01/27	(Call 11/01/17)	920	995,035
5.00%, 08/01/28	(Call 08/01/24)	2,350	2,764,023
5.00%, 11/01/30	(PR 05/01/17)	155	166,464
5.00%, 11/01/30	(Call 05/01/17)	95	100,824
5.00%, 05/01/32	(Call 05/01/23)	4,500	5,148,585
5.00%, 11/01/32	(Call 11/01/21)	1,125	1,304,876
5.00%, 02/01/33	(Call 02/01/25)	1,710	1,967,509
5.00%, 02/01/34	(Call 02/01/25)	1,000	1,147,950
5.00%, 08/01/34	(Call 08/01/24)	2,500	2,865,425
5.00%, 02/01/35	(Call 02/01/25)	4,630	5,306,906
5.00%, 08/01/35	(Call 08/01/24)	2,000	2,288,980
5.00%, 08/01/39	(Call 08/01/24)	3,300	3,738,372
5.00%, 02/01/41	(Call 02/01/25)	3,050	3,461,384
Series A
5.00%, 11/01/20		1,000	1,174,160
5.00%, 11/01/22	(Call 11/01/21)	1,000	1,184,880
5.00%, 11/01/23	(Call 11/01/21)	1,000	1,174,890
5.00%, 05/01/28	(Call 05/01/19)	1,000	1,125,910
5.00%, 11/01/35	(Call 11/01/23)	1,000	1,139,210
5.00%, 11/01/38	(Call 11/01/23)	3,500	3,941,420
Series A-1
5.00%, 08/01/29	(Call 08/01/24)	1,610	1,878,065
5.00%, 05/01/36	(Call 05/01/19)	1,000	1,115,560
5.00%, 05/01/38	(Call 05/01/19)	1,260	1,391,418
5.00%, 08/01/38	(Call 08/01/24)	750	850,875
Series A-2
5.00%, 11/01/18	(Call 11/01/15)	1,500	1,512,450
Series B
5.00%, 11/01/15	(ETM)	115	115,921
5.00%, 11/01/15		80	80,656
5.00%, 11/01/18		1,060	1,195,701
5.00%, 11/01/21	(Call 11/01/19)	2,800	3,216,668
5.00%, 11/01/30	(Call 11/01/22)	1,000	1,155,970
Series B1
5.00%, 11/01/40	(Call 05/01/24)	2,000	2,257,600
Series C
5.00%, 11/01/18		2,780	3,135,896
5.00%, 11/01/26	(Call 05/01/24)	1,000	1,190,950
5.00%, 11/01/33	(Call 11/01/20)	500	569,875

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 11/01/39	(Call 11/01/20)	$1,505	$1,709,800
Series D
5.00%, 02/01/24	(Call 02/01/21)	1,250	1,445,862
5.00%, 02/01/31	(Call 02/01/21)	2,500	2,877,275
Series E
5.00%, 11/01/18		1,500	1,692,030
Series E-1
5.00%, 02/01/25	(Call 02/01/22)	2,500	2,944,950
5.00%, 02/01/35	(Call 02/01/22)	2,000	2,259,240
5.00%, 02/01/42	(Call 02/01/22)	3,250	3,636,815
Series F-1
5.00%, 02/01/30	(Call 02/01/23)	2,000	2,294,240
5.00%, 02/01/36	(Call 02/01/23)	1,400	1,571,066
5.00%, 05/01/39	(Call 05/01/22)	2,500	2,816,075
Series I
5.00%, 05/01/38	(Call 05/01/23)	1,000	1,119,310
5.00%, 05/01/42	(Call 05/01/23)	4,640	5,170,259
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	2,000	2,202,020
New York City Water & Sewer System RB
5.00%, 06/15/21	(PR 06/15/18)	185	206,482
5.00%, 06/15/21	(Call 06/15/18)	815	908,277
5.00%, 06/15/26	(Call 06/15/21)	4,630	5,403,395
5.00%, 06/15/29	(Call 12/15/19)	3,750	4,282,125
5.00%, 06/15/31	(Call 06/15/21)	435	499,323
5.00%, 06/15/32	(Call 06/15/21)	2,000	2,290,380
5.00%, 06/15/39	(Call 06/15/25)	2,000	2,287,740
5.00%, 06/15/44	(Call 12/15/21)	2,000	2,220,340
5.00%, 06/15/46	(Call 06/15/23)	5,750	6,395,437
5.38%, 06/15/40	(Call 12/15/20)	1,005	1,175,408
5.38%, 06/15/43	(Call 12/15/20)	2,715	3,164,957
5.50%, 06/15/40	(Call 06/15/19)	10,000	11,414,000
5.50%, 06/15/43	(Call 12/15/20)	1,000	1,174,700
Series A
4.75%, 06/15/30	(Call 06/15/17)	4,850	5,161,030
5.00%, 06/15/38	(Call 06/15/17)	4,845	5,160,797
5.75%, 06/15/40	(Call 06/15/18)	500	560,315
Series AA
4.50%, 06/15/39	(Call 06/15/17) (NPFGC-FGIC)	1,245	1,301,847
4.75%, 06/15/33	(Call 06/15/17) (NPFGC-FGIC)	1,125	1,190,486

Security		Principal (000s)	Value
5.00%, 06/15/22	(PR 06/15/18)	$1,400	$1,562,568
5.00%, 06/15/27	(PR 06/15/17)	500	539,750
5.00%, 06/15/44	(Call 06/15/21)	4,850	5,401,876
Series B
5.00%, 06/15/36	(Call 06/15/16)	2,700	2,788,371
Series BB
4.00%, 06/15/47	(Call 12/15/22)	1,215	1,235,716
5.00%, 06/15/27	(Call 06/15/19)	1,000	1,125,120
5.00%, 06/15/31	(Call 06/15/20)	3,050	3,476,512
5.00%, 06/15/47	(Call 12/15/22)	4,000	4,415,360
Series C
4.75%, 06/15/33	(Call 06/15/16)	3,925	4,033,722
Series CC
5.00%, 06/15/29	(Call 06/15/18)	1,460	1,610,935
5.00%, 06/15/34	(Call 06/15/18)	2,900	3,180,430
5.00%, 06/15/45	(Call 12/15/21)	7,500	8,312,700
5.00%, 06/15/47	(Call 06/15/23)	2,000	2,220,140
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	2,500	2,787,500
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	1,800	1,909,440
Series D
5.00%, 06/15/28	(PR 06/15/16)	235	243,845
5.00%, 06/15/28	(Call 06/15/16)	45	46,722
5.00%, 06/15/29	(PR 06/15/16)	1,000	1,037,720
Series DD
4.00%, 06/15/18	(Call 12/15/16)	2,275	2,378,262
4.75%, 06/15/36	(Call 06/15/17)	500	528,650
5.00%, 06/15/32	(Call 06/15/18)	900	987,030
5.00%, 06/15/34	(Call 06/15/23)	2,000	2,287,860
5.00%, 06/15/35	(Call 06/15/23)	1,420	1,622,251
5.00%, 06/15/36	(Call 06/15/24)	2,000	2,295,280
5.00%, 06/15/39	(Call 06/15/24)	1,000	1,136,910
Series EE
5.00%, 06/15/17		1,225	1,322,388
5.00%, 06/15/34	(Call 06/15/22)	1,250	1,415,600
5.00%, 06/15/36	(Call 06/15/24)	3,600	4,131,504
5.00%, 06/15/45	(Call 06/15/24)	2,000	2,255,840
5.25%, 06/15/40	(Call 06/15/19)	9,675	10,912,723
Series FF
5.00%, 06/15/45	(Call 06/15/22)	1,000	1,101,320
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	710	793,794

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series GG
5.00%, 06/15/37	(Call 06/15/25)	$1,815	$2,087,613
5.00%, 06/15/39	(Call 06/15/25)	5,780	6,611,569
5.00%, 06/15/43	(Call 06/15/21)	3,330	3,685,078
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	6,160	6,891,808
New York Convention Center Development Corp. RB
5.00%, 11/15/40	(Call 11/15/25)	1,500	1,676,595
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	2,250	2,272,477
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21)	5,000	5,587,250
5.25%, 12/15/43	(Call 12/15/21)	100	114,157
5.75%, 11/15/51	(Call 11/15/21)	1,750	2,018,415
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/20	(Call 04/01/18)	225	248,722
Series C
5.50%, 04/01/17		1,475	1,554,370
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	2,030	2,175,937
Series A
4.00%, 12/01/15	(SAW)	1,825	1,842,629
New York Power Authority (The) RB
Series A
5.00%, 11/15/22		1,000	1,200,920
5.00%, 11/15/38	(Call 11/15/21)	1,000	1,116,630
Series C
5.00%, 11/15/15	(NPFGC)	2,300	2,323,161
5.00%, 11/15/18	(Call 11/15/17) (NPFGC)	500	548,205
New York State Dormitory Authority RB
4.00%, 05/15/20		1,350	1,508,125
5.00%, 03/15/18		1,500	1,658,400
5.00%, 07/01/22	(Call 07/01/18)	2,000	2,214,100
5.00%, 03/15/25		3,000	3,711,030
5.00%, 03/15/33	(Call 03/15/24)	5,000	5,805,500
5.50%, 07/01/18	(NPFGC-FGIC)	415	467,784

Security		Principal (000s)	Value
5.50%, 05/01/37	(PR 05/01/19)	$850	$981,606
5.75%, 05/01/37	(PR 05/01/19)	435	506,244
Series 1
5.50%, 07/01/40	(AMBAC)	530	672,862
Series 2014
5.00%, 02/15/20		3,990	4,602,984
Series A
4.00%, 05/15/18		2,000	2,165,540
5.00%, 05/15/18		2,000	2,218,880
5.00%, 12/15/20		5,200	6,106,516
5.00%, 12/15/21		1,500	1,780,035
5.00%, 03/15/22		1,300	1,554,813
5.00%, 03/15/23		1,000	1,199,210
5.00%, 05/15/25	(Call 05/15/22)	1,000	1,181,530
5.00%, 12/15/25	(Call 12/15/22)	3,000	3,583,200
5.00%, 02/15/26	(Call 02/15/24)	1,500	1,790,055
5.00%, 12/15/26	(Call 12/15/22)	1,275	1,509,625
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,769,190
5.00%, 03/15/27	(Call 03/15/18)	6,000	6,564,660
5.00%, 03/15/28	(Call 03/15/24)	2,000	2,374,500
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,353,700
5.00%, 03/15/30	(Call 03/15/25)	2,000	2,336,880
5.00%, 03/15/31	(Call 03/15/24)	4,000	4,664,200
5.00%, 06/15/31	(Call 12/15/22)	4,070	4,694,175
5.00%, 03/15/35	(Call 03/15/25)	1,000	1,146,070
5.00%, 07/01/37	(Call 07/01/22)	1,250	1,409,963
5.00%, 03/15/38	(Call 03/15/23)	500	564,500
5.00%, 02/15/39	(PR 02/15/19)	5	5,671
5.00%, 02/15/39	(Call 02/15/19)	3,820	4,234,164
5.00%, 07/01/39	(Call 07/01/19)	2,070	2,305,318
5.00%, 07/01/41	(Call 07/01/21)	500	562,665
5.00%, 07/01/42	(Call 07/01/22)	1,000	1,125,990
5.00%, 02/15/43	(Call 02/15/23)	3,500	3,929,695
5.00%, 03/15/44	(Call 03/15/24)	1,035	1,170,751
5.25%, 05/15/21		1,000	1,149,240
5.75%, 07/01/27	(NPFGC)	500	606,890
Series B
5.00%, 03/15/19		1,020	1,154,497
5.00%, 03/15/28	(Call 03/15/19)	780	870,113
5.00%, 02/15/31	(Call 02/15/25)	9,795	11,327,428
5.00%, 03/15/35	(Call 03/15/22)	1,500	1,686,375
5.00%, 02/15/41	(Call 02/15/25)	2,000	2,258,600
5.00%, 03/15/42	(Call 03/15/22)	6,500	7,238,010

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.50%, 03/15/26	(AMBAC)	$845	$1,071,933
Series C
5.00%, 03/15/17		2,400	2,561,808
5.00%, 03/15/19	(Call 03/15/18)	4,200	4,646,502
5.00%, 03/15/22		1,000	1,186,520
5.00%, 12/15/22	(PR 12/15/16)	3,805	4,031,816
5.00%, 03/15/24	(Call 03/15/18)	280	307,387
5.00%, 03/15/31	(Call 03/15/24)	1,000	1,150,470
5.00%, 12/15/31	(PR 12/15/16)	1,295	1,372,195
5.00%, 12/15/31	(Call 12/15/16)	2,205	2,326,054
5.00%, 03/15/33	(Call 03/15/24)	1,000	1,143,180
5.00%, 03/15/34	(Call 03/15/21)	1,375	1,575,241
5.00%, 03/15/35	(Call 03/15/24)	5,390	6,105,522
5.00%, 03/15/37	(Call 03/15/24)	2,000	2,254,360
5.00%, 03/15/38	(Call 03/15/24)	1,000	1,124,800
Series D
5.00%, 06/15/16		2,300	2,386,043
5.00%, 06/15/18		3,000	3,338,760
5.00%, 03/15/25	(PR 09/15/16)	1,630	1,709,414
5.00%, 03/15/36	(PR 09/15/16)	515	540,091
5.00%, 03/15/36	(Call 09/15/16)	685	715,304
5.00%, 02/15/37	(Call 02/15/22)	1,800	2,013,192
Series E
4.00%, 02/15/34	(Call 02/15/25)	1,445	1,541,092
5.00%, 02/15/23		1,000	1,197,930
New York State Environmental Facilities Corp. RB
Series A
5.00%, 06/15/17		1,000	1,078,380
5.00%, 06/15/19		2,000	2,288,280
5.00%, 06/15/22		1,020	1,225,989
5.00%, 06/15/24	(Call 06/15/22)	750	902,618
Series B
4.50%, 06/15/36	(Call 06/15/17)	220	226,318
4.75%, 06/15/32	(Call 06/15/17)	400	424,824
5.00%, 06/15/31	(Call 06/15/21)	650	748,638
5.00%, 06/15/37	(Call 06/15/18)	10	10,970
5.00%, 06/15/41	(Call 06/15/21)	2,000	2,236,860
Series C
5.00%, 10/15/35	(PR 10/15/16)	1,850	1,946,699
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/21		500	589,145

Security		Principal (000s)	Value
5.00%, 04/01/22		$1,610	$1,919,152
5.00%, 04/01/30	(Call 04/01/22)	500	569,570
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	2,000	2,280,220
Series B
5.00%, 04/01/19	(Call 10/01/18)	630	707,685
5.00%, 04/01/20	(Call 10/01/18)	420	470,807
New York State Thruway Authority RB
5.00%, 04/01/18		805	890,837
5.00%, 04/01/19		550	624,333
5.00%, 01/01/29	(Call 01/01/25)	2,000	2,314,620
5.00%, 01/01/32	(Call 01/01/25)	5,365	6,110,789
Series A
5.00%, 03/15/18	(Call 09/15/17)	1,000	1,090,310
5.00%, 05/01/19		10,675	12,060,081
5.00%, 05/01/19	(AGM)	655	742,757
5.00%, 03/15/32	(Call 09/15/21)	2,000	2,314,060
Series B
5.00%, 04/01/16	(Call 10/01/15) (NPFGC-FGIC)	1,250	1,255,100
5.00%, 04/01/17	(PR 10/01/15) (NPFGC-FGIC)	275	276,122
5.00%, 04/01/17	(Call 10/01/15) (NPFGC-FGIC)	1,795	1,802,324
5.00%, 04/01/21	(PR 10/01/15) (AMBAC)	180	180,734
5.00%, 04/01/21	(Call 10/01/15) (AMBAC)	1,160	1,164,733
5.00%, 04/01/27	(Call 10/01/17)	4,985	5,374,528
5.50%, 04/01/20	(AMBAC)	620	734,055
Series H
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	3,210	3,506,925
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	3,400	3,714,500
5.00%, 01/01/22	(Call 01/01/18) (NPFGC-FGIC)	1,280	1,396,531
5.00%, 01/01/23	(Call 01/01/18) (NPFGC-FGIC)	720	784,152
Series I
5.00%, 01/01/28	(Call 01/01/22)	2,000	2,273,560
5.00%, 01/01/37	(Call 01/01/22)	1,000	1,119,440

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 01/01/42	(Call 01/01/22)	$2,000	$2,189,220
Series J
5.00%, 01/01/26	(Call 01/01/24)	2,560	3,019,674
5.00%, 01/01/41	(Call 01/01/24)	2,000	2,222,760
New York State Urban Development Corp. RB
5.00%, 12/15/17		2,200	2,412,608
5.00%, 12/15/18		40	45,188
5.00%, 03/15/23		1,500	1,798,815
5.00%, 03/15/27	(Call 03/15/24)	1,000	1,180,520
5.00%, 03/15/29	(Call 03/15/24)	2,000	2,322,200
5.00%, 03/15/30	(Call 03/15/23)	1,000	1,155,190
5.00%, 03/15/34	(Call 03/15/24)	2,300	2,612,685
Series A
5.00%, 03/15/16		1,350	1,384,924
5.00%, 03/15/17		2,630	2,807,315
5.00%, 03/15/19		1,000	1,131,860
5.00%, 03/15/20		2,000	2,311,700
5.00%, 03/15/31	(Call 03/15/21)	1,000	1,150,010
Series A-1
5.00%, 12/15/17		2,365	2,593,554
5.00%, 12/15/18		310	350,207
5.00%, 03/15/28	(Call 03/15/23)	2,020	2,362,572
5.00%, 03/15/43	(Call 03/15/23)	4,000	4,495,960
Series A-2
5.50%, 03/15/22	(NPFGC)	1,500	1,827,660
Series B
5.00%, 03/15/32	(Call 03/15/17)	1,000	1,057,010
5.25%, 01/01/24	(Call 07/01/18)	250	279,170
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	278,030
5.00%, 03/15/36	(Call 03/15/19)	2,000	2,214,820
Series C
5.00%, 12/15/15		1,000	1,014,200
5.00%, 12/15/16		750	794,790
5.00%, 03/15/17		1,000	1,067,420
Series D
5.00%, 01/01/16		780	792,652
5.00%, 03/15/21		5,000	5,866,900
5.00%, 03/15/22		2,000	2,373,040
5.00%, 03/15/23		3,000	3,597,630
5.25%, 01/01/17		460	488,870
5.25%, 01/01/20	(Call 01/01/19)	1,000	1,129,130

Security		Principal (000s)	Value
5.25%, 01/01/21	(Call 01/01/19)	$500	$563,515
5.50%, 01/01/19		1,515	1,730,963
5.63%, 01/01/28	(Call 01/01/19)	1,245	1,417,445
Series E
5.00%, 03/15/20		1,200	1,387,020
5.00%, 03/15/21		1,000	1,173,380
5.00%, 03/15/24	(Call 03/15/23)	2,000	2,409,500
Port Authority of New York & New Jersey RB
4.00%, 12/01/31	(Call 06/01/22)	2,000	2,110,040
4.00%, 12/15/41	(Call 06/15/24)	1,000	1,033,680
4.50%, 11/15/34	(Call 11/15/17) (AMBAC)	205	217,101
4.50%, 01/15/36	(Call 01/15/16)	255	257,841
4.50%, 09/15/39	(Call 09/15/19)	750	825,135
4.75%, 07/15/31	(Call 07/15/18)	1,870	2,036,860
4.75%, 07/15/33	(Call 07/15/18)	285	310,103
5.00%, 07/15/33	(Call 01/15/21)	2,250	2,579,647
5.00%, 07/15/35	(Call 07/15/20)	730	821,338
5.00%, 10/01/35	(Call 10/01/16)	1,800	1,877,958
5.00%, 09/01/36	(Call 09/01/24)	4,770	5,481,064
5.00%, 09/15/36	(Call 09/15/19)	2,500	2,814,375
5.00%, 11/15/37	(Call 11/15/17)	1,000	1,083,620
5.00%, 07/15/38	(Call 07/15/18)	125	137,069
5.00%, 09/01/39	(Call 09/01/24)	1,915	2,177,891
5.00%, 10/15/39	(Call 10/15/19)	1,000	1,125,770
Series 179
5.00%, 12/01/18		1,000	1,124,600
5.00%, 12/01/22		1,500	1,805,415
5.00%, 06/01/33	(Call 12/01/23)	1,000	1,148,310
5.00%, 12/01/43	(Call 12/01/23)	2,500	2,812,325
Series 189
5.00%, 05/01/27	(Call 05/01/25)	1,200	1,443,624
Series 5
5.38%, 03/01/28		2,150	2,592,663
Third Series
5.00%, 07/15/39	(Call 07/15/20)	1,990	2,238,989
6.13%, 06/01/94	(Call 06/01/24)	500	606,560
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,030,370
5.00%, 10/15/15		1,000	1,006,020

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 10/15/17		$1,000	$1,091,320
5.00%, 10/15/18		1,500	1,686,615
5.00%, 10/15/20		1,500	1,764,375
5.00%, 10/15/21		2,000	2,383,760
5.00%, 10/15/25	(Call 10/15/24)	2,000	2,456,620
5.00%, 10/15/28	(Call 10/15/24)	5,000	5,996,000
5.00%, 10/15/30	(Call 10/15/24)	3,000	3,557,190
State of New York GO
Series A
5.00%, 02/15/39	(Call 02/15/19)	1,045	1,164,255
Series C
3.00%, 02/01/16		1,035	1,047,285
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/31		2,000	1,116,180
0.00%, 11/15/32		1,800	953,838
5.00%, 11/15/22		5,280	6,325,229
5.00%, 01/01/23	(Call 01/01/22)	1,000	1,190,050
5.00%, 01/01/25	(Call 01/01/22)	1,000	1,173,050
5.00%, 01/01/26	(Call 01/01/22)	685	797,354
5.00%, 11/15/26	(Call 05/15/23)	2,000	2,342,880
5.00%, 01/01/27	(Call 01/01/22)	1,070	1,242,067
5.00%, 11/15/27	(Call 05/15/23)	1,000	1,162,030
5.00%, 11/15/35	(Call 11/15/16)	3,000	3,140,310
5.00%, 11/15/37	(Call 05/15/18)	2,450	2,660,945
Series B
0.00%, 11/15/32		3,360	1,792,930
5.00%, 11/15/20		2,500	2,940,500
5.00%, 11/15/21		30	35,656
5.00%, 11/15/24	(Call 11/15/22)	1,000	1,198,700
5.00%, 11/15/26	(Call 11/15/22)	1,355	1,605,390
5.00%, 11/15/27	(Call 11/15/22)	1,600	1,891,712
5.25%, 11/15/15		2,375	2,400,080
Series C
5.00%, 11/15/33	(Call 11/15/18)	1,020	1,128,814
5.00%, 11/15/38	(Call 11/15/18)	775	851,035
Series D
5.00%, 11/15/31	(Call 11/15/18)	3,000	3,288,690
Series R
5.50%, 11/15/21	(NPFGC)	1,000	1,219,100
Series Y
5.50%, 01/01/17	(ETM)	455	467,235

Security		Principal (000s)	Value
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/30	(Call 12/15/23)	$6,500	$7,608,705
5.00%, 12/15/35	(Call 12/15/23)	3,000	3,449,160
5.00%, 12/15/41	(Call 12/15/23)	2,405	2,729,122

			1,044,350,305
NORTH CAROLINA — 1.47%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38	(Call 07/01/18)	2,000	2,187,320
Series B
5.00%, 07/01/38	(Call 07/01/20)	1,000	1,136,800
County of Mecklenburg NC GO
Series A
5.00%, 08/01/16		525	547,901
Series C
5.00%, 03/01/17		1,750	1,868,283
County of Wake NC GO
5.00%, 03/01/19		1,000	1,134,550
5.00%, 02/01/20		1,500	1,740,525
Series C
5.00%, 03/01/20		1,000	1,162,580
5.00%, 03/01/21		2,000	2,364,460
5.00%, 03/01/25		1,600	1,991,024
Series D
4.00%, 02/01/17		470	493,519
North Carolina Eastern Municipal Power Agency RB
Series A
4.50%, 01/01/24	(PR 01/01/22)	500	581,430
5.00%, 01/01/21		1,330	1,564,732
Series B
5.00%, 01/01/26	(PR 01/01/19)	2,000	2,257,380
6.00%, 01/01/22		390	489,212
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/18		3,500	3,831,332
5.00%, 01/01/19		2,295	2,578,653
5.25%, 01/01/17		1,000	1,062,539
Series A
5.00%, 01/01/27	(Call 01/01/26)	1,000	1,192,220

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)
iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
North Carolina Turnpike Authority RB
5.00%, 07/01/41	(Call 07/01/21)	$1,500	$1,677,825
Raleigh Durham Airport Authority RB
Series A
5.00%, 05/01/32	(Call 05/01/20)	630	707,427
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		3,670	4,121,483
Series A
5.00%, 03/01/16		1,530	1,567,072
5.00%, 09/01/16		2,625	2,749,241
5.00%, 03/01/17		1,185	1,265,094
Series B
5.00%, 06/01/16		535	554,255
5.00%, 04/01/17		1,000	1,070,960
5.00%, 06/01/17		400	431,040
5.00%, 06/01/19		1,000	1,142,540
Series C
4.00%, 05/01/20		1,500	1,682,565
4.00%, 05/01/21		1,000	1,130,320
5.00%, 05/01/19		1,000	1,139,900
5.00%, 05/01/21		1,100	1,304,050
5.00%, 05/01/22		2,050	2,463,751
Series E
5.00%, 05/01/18		1,000	1,109,660
5.00%, 05/01/19		2,000	2,279,800
5.00%, 05/01/20		2,000	2,333,680
State of North Carolina RB
5.00%, 03/01/17		1,000	1,065,510
5.00%, 03/01/18		500	549,700
5.00%, 03/01/24		2,000	2,349,520
5.00%, 03/01/30	(Call 03/01/25)	2,000	2,275,340
5.25%, 03/01/20	(Call 03/01/19)	1,120	1,265,835
Series A
5.00%, 05/01/29	(Call 05/01/20) (SAP)	1,500	1,710,300
Series B
5.00%, 11/01/18		1,000	1,126,020
5.00%, 11/01/20		1,150	1,348,502
5.00%, 11/01/23	(Call 11/01/21)	795	940,795
5.00%, 06/01/26		1,000	1,230,210

Security		Principal (000s)	Value
Series C
5.00%, 05/01/27	(Call 05/01/24)	$1,500	$1,780,695
5.00%, 05/01/30	(Call 05/01/21)	1,000	1,157,040
Town of Cary NC Combined Utility Systems Revenue RB
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,141,290
University of North Carolina at Chapel Hill RB
5.00%, 12/01/36	(Call 12/01/17)	1,180	1,281,905

			76,137,785
OHIO — 0.85%
American Municipal Power Inc. RB
5.00%, 02/15/38	(PR 02/15/18)	940	1,036,049
5.00%, 02/15/38	(Call 02/15/18)	60	64,402
5.25%, 02/15/28	(PR 02/15/18)	945	1,047,296
5.25%, 02/15/28	(Call 02/15/18)	55	59,929
Cincinatti City School District GO
5.25%, 12/01/25	(NPFGC-FGIC)	20	24,714
5.25%, 12/01/30	(NPFGC-FGIC)	1,000	1,259,650
City of Columbus OH GO
5.00%, 07/01/20		1,000	1,166,400
Series 1
5.00%, 07/01/23		1,875	2,278,688
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28	(Call 12/01/24)	2,000	2,375,120
Series A
5.00%, 06/01/27	(PR 12/01/17)	1,500	1,643,355
5.00%, 06/01/31	(PR 12/01/17)	20	21,911
Northeast Ohio Regional Sewer District RB
4.00%, 11/15/49	(Call 11/15/24)	2,500	2,512,350
5.00%, 11/15/43	(Call 05/15/23)	1,000	1,119,840
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,266,240
Ohio State Turnpike Commission RB
0.00%, 02/15/34	(Call 02/15/31)	1,000	844,100
5.00%, 02/15/48	(Call 02/15/23)	4,500	4,879,305
5.25%, 02/15/33	(Call 02/15/23)	1,000	1,142,130
Series A
5.00%, 02/15/31	(Call 02/15/20)	1,500	1,687,260
Series A-2
0.00%, 02/15/37		6,880	2,675,976
0.00%, 02/15/40		2,500	839,950

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Ohio State University (The) RB
Series A
4.00%, 06/01/43	(Call 06/01/23)	$1,000	$1,018,660
5.00%, 06/01/43	(Call 06/01/23)	2,000	2,230,740
Ohio State Water Development Authority RB
Series A
5.00%, 12/01/21	(PR 12/01/19)	1,000	1,158,470
State of Ohio GO
5.38%, 09/01/28	(PR 03/01/18)	725	806,635
5.38%, 09/01/28	(Call 03/01/18)	1,245	1,376,049
Series A
5.00%, 09/15/16		1,000	1,049,400
5.00%, 09/15/18		1,680	1,885,615
5.00%, 09/15/21		1,200	1,423,452
5.00%, 09/01/25		1,000	1,230,930
Series C
5.00%, 09/15/15		500	500,950
5.00%, 09/15/21		1,500	1,779,315
State of Ohio RB
Series 2008-1
5.00%, 06/15/16		800	830,040

			44,234,921
OKLAHOMA — 0.22%
Grand River Dam Authority RB
Series A
5.00%, 06/01/27	(Call 06/01/18) (BHAC)	1,515	1,675,014
5.00%, 06/01/39	(Call 06/01/24)	2,000	2,248,380
5.25%, 06/01/40	(Call 06/01/20)	500	568,185
Oklahoma Municipal Power Authority RB
Series A
4.00%, 01/01/47	(Call 01/01/23)	2,000	2,034,600
4.50%, 01/01/47	(Call 01/01/17) (NPFGC-FGIC)	750	756,458
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		500	529,930
5.00%, 01/01/20		1,500	1,731,030
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,169,220
Series B
5.00%, 01/01/29	(Call 01/01/21)	500	568,725

			11,281,542

Security		Principal (000s)	Value
OREGON — 0.38%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 03/01/35	(Call 03/01/20)	$1,000	$1,134,430
Oregon State Lottery RB
Series C
5.00%, 04/01/24		1,000	1,214,410
Series D
5.00%, 04/01/29	(Call 04/01/25)	2,000	2,380,500
State of Oregon Department of Transportation RB
Series A
4.50%, 11/15/32	(PR 11/15/17)	3,725	4,028,252
5.00%, 11/15/28	(Call 11/15/24)	2,500	2,987,475
5.00%, 11/15/29	(Call 11/15/24)	1,000	1,188,110
5.00%, 11/15/31	(Call 11/15/24)	1,500	1,766,100
5.00%, 11/15/33	(PR 05/15/19)	1,070	1,219,351
State of Oregon GO
4.50%, 08/01/32	(PR 08/01/17)	1,255	1,347,117
Series
4.50%, 08/01/32	(Call 08/01/17)	2,410	2,523,511

			19,789,256
PENNSYLVANIA — 3.24%
Allegheny County Sanitary Authority RB
Series A
5.00%, 12/01/20	(Call 12/01/15) (NPFGC)	1,575	1,594,026
5.00%, 12/01/21	(Call 12/01/15) (NPFGC)	1,655	1,674,992
City of Philadelphia PA Airport Revenue RB
Series A
5.00%, 06/15/40	(Call 06/15/20)	500	545,765
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/45	(Call 07/01/24)	2,000	2,183,260
Series B
4.75%, 11/01/31	(Call 11/01/17) (AMBAC)	300	318,483

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series C
5.00%, 08/01/17	(AGM)	$370	$400,233
5.00%, 08/01/40	(Call 08/01/20) (AGM)	1,000	1,106,360
Commonwealth of Pennsylvania GO
4.00%, 03/15/34	(Call 03/15/25)	2,000	2,057,560
5.00%, 07/01/17		4,025	4,339,674
5.00%, 03/15/20		3,000	3,432,840
5.00%, 07/01/22		1,000	1,169,130
5.00%, 03/15/31	(Call 03/15/25)	4,000	4,577,200
First Series
4.00%, 09/01/16		1,000	1,036,770
4.00%, 09/01/17	(Call 09/01/16)	1,640	1,698,810
4.00%, 06/15/33	(Call 06/15/24)	1,000	1,026,830
5.00%, 07/01/18		2,805	3,110,969
5.00%, 07/01/19		1,000	1,131,090
5.00%, 06/01/20		1,000	1,148,390
5.00%, 11/15/22	(Call 11/15/21)	2,600	3,045,562
5.00%, 11/15/24	(Call 11/15/21)	2,000	2,309,020
5.00%, 04/01/25	(Call 04/01/23)	5,000	5,857,650
5.00%, 08/15/25		3,000	3,556,800
5.00%, 10/01/25	(PR 10/01/16)	1,450	1,522,993
5.00%, 10/01/26	(PR 10/01/16)	2,085	2,189,959
5.00%, 10/15/26	(Call 10/15/23)	1,000	1,165,510
5.00%, 06/01/27	(Call 06/01/22)	2,000	2,271,360
5.00%, 11/15/29	(Call 11/15/21)	2,000	2,271,860
Second Series
5.00%, 01/01/16		1,665	1,692,006
5.00%, 03/01/17		500	532,600
5.00%, 07/01/18		4,185	4,641,500
5.00%, 08/01/18	(Call 08/01/17)	1,000	1,079,840
5.00%, 01/01/19	(PR 01/01/16)	2,000	2,032,380
5.00%, 05/01/19		780	878,920
5.00%, 07/01/19		1,475	1,668,358
5.00%, 01/01/20	(PR 01/01/16)	3,900	3,963,141
5.00%, 05/01/20		755	865,834
5.00%, 07/01/20		1,255	1,443,237
5.00%, 05/01/21	(Call 05/01/20)	1,500	1,718,745
5.00%, 07/01/21		500	579,665
5.00%, 10/15/23		1,000	1,181,360
5.00%, 01/01/26	(PR 01/01/16)	1,150	1,168,619
5.00%, 10/15/29	(Call 10/15/23)	2,000	2,287,920
5.00%, 10/15/30	(Call 10/15/23)	1,000	1,140,090

Security		Principal (000s)	Value
Series A
5.00%, 02/15/17		$2,500	$2,658,525
Series D
4.00%, 08/15/33	(Call 08/15/25)	3,000	3,102,150
Series T
5.00%, 07/01/21		1,000	1,159,330
5.00%, 07/01/22		1,700	1,987,521
Third Series
5.00%, 07/15/17		3,025	3,266,002
County of Chester PA GO
5.00%, 07/15/28	(Call 07/15/19)	1,410	1,594,386
Delaware River Port Authority RB
5.00%, 01/01/33	(Call 01/01/24)	2,000	2,256,740
5.00%, 01/01/40	(Call 01/01/24)	1,500	1,670,520
Series D
5.00%, 01/01/35	(Call 01/01/20)	1,000	1,110,290
5.00%, 01/01/40	(Call 01/01/20) (AGM)	500	554,875
Delaware Valley Regional Finance Authority RB
Series A
5.50%, 08/01/28	(AMBAC)	610	713,243
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/16		940	977,788
5.00%, 07/01/18		4,115	4,589,583
5.00%, 07/01/19		6,000	6,856,440
Series B
5.00%, 07/01/21	(Call 01/01/18)	1,000	1,091,530
5.00%, 01/01/22	(Call 07/01/17)	500	538,160
5.00%, 07/01/22	(Call 07/01/16)	2,500	2,597,200
5.00%, 01/01/23	(Call 01/01/16)	1,000	1,015,710
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45	(Call 03/01/25)	1,250	1,360,362
Series A
5.00%, 05/01/31	(Call 05/01/21)	700	765,177
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		1,000	1,037,860
5.00%, 06/15/17		1,150	1,239,459

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Pennsylvania Turnpike Commission RB
0.00%, 12/01/34	(Call 12/01/20)	$500	$536,035
0.00%, 12/01/37	(Call 12/01/35)	4,500	3,025,245
5.00%, 12/01/34	(Call 12/01/24)	3,000	3,350,310
5.00%, 12/01/38	(Call 12/01/19)	2,500	2,739,900
5.00%, 12/01/42	(Call 12/01/21)	1,000	1,086,420
6.00%, 12/01/36	(Call 12/01/20)	1,500	1,759,605
Series A
5.00%, 12/01/37	(Call 12/01/22)	1,120	1,251,779
5.00%, 12/01/44	(Call 12/01/24)	2,875	3,160,631
Series A-1
5.00%, 12/01/26	(Call 06/01/25)	1,000	1,181,540
5.00%, 06/01/38	(Call 06/01/18) (AGM)	500	538,340
5.00%, 12/01/38	(Call 12/01/24)	1,500	1,644,105
5.00%, 12/01/40	(Call 06/01/25)	2,000	2,216,260
Series B
5.00%, 12/01/24	(Call 12/01/19)	500	564,510
5.00%, 06/01/29	(Call 06/01/19)	2,000	2,207,920
5.25%, 06/01/24	(Call 06/01/19)	575	644,880
5.25%, 06/01/39	(Call 06/01/19)	2,780	3,049,688
5.75%, 06/01/39	(Call 06/01/19)	250	280,125
Series C
5.00%, 12/01/39	(Call 12/01/24)	1,500	1,656,435
5.00%, 12/01/43	(Call 12/01/23)	1,000	1,109,650
5.00%, 12/01/44	(Call 12/01/24)	2,000	2,198,700
Series D
5.13%, 12/01/40	(Call 12/01/19)	2,100	2,300,046
Series E
0.00%, 12/01/30	(Call 12/01/27)	500	551,540
0.00%, 12/01/38	(Call 12/01/27)	1,265	1,385,921
State Public School Building Authority RB
5.50%, 06/01/28	(AGM)	470	566,886
Series A
5.00%, 06/01/31	(Call 12/01/16) (AGM)	1,800	1,873,980
Westmoreland County Municipal Authority RB
5.00%, 08/15/37	(Call 08/15/23)	1,000	1,113,640

			167,754,253

Security		Principal (000s)	Value
RHODE ISLAND — 0.03%
Rhode Island Commerce Corp. RB
Series A
5.25%, 06/15/19	(AGM)	$1,200	$1,365,972

			1,365,972
SOUTH CAROLINA — 1.01%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/30	(Call 12/01/23)	2,000	2,302,940
City of Columbia SC Waterworks & Sewer System Revenue RB
Series A
5.00%, 02/01/41	(Call 02/01/21)	500	560,425
Greenville County School District RB
4.63%, 12/01/20	(AGM)	1,000	1,149,310
5.00%, 12/01/27	(Call 12/01/16)	1,000	1,053,280
Piedmont Municipal Power Agency RB
Series A-2
5.00%, 01/01/22	(Call 01/01/21)	1,000	1,146,110
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	2,360	2,501,907
5.00%, 12/01/49	(Call 06/01/24)	2,000	2,136,300
5.00%, 12/01/50	(Call 06/01/25)	2,500	2,685,425
5.50%, 01/01/38	(PR 01/01/19)	205	235,020
5.50%, 01/01/38	(Call 01/01/19)	2,395	2,678,735
5.50%, 12/01/54	(Call 06/01/24)	4,000	4,429,680
Series B
5.00%, 12/01/16		1,000	1,057,110
5.00%, 01/01/22	(Call 01/01/16) (NPFGC)	1,315	1,336,198
5.00%, 01/01/23	(Call 01/01/16) (NPFGC)	1,275	1,295,464
5.00%, 12/01/38	(Call 12/01/23)	2,020	2,221,717
Series C
4.00%, 12/01/45	(Call 12/01/24)	1,500	1,463,880
5.00%, 12/01/28	(Call 12/01/24)	1,090	1,264,422
5.00%, 12/01/30	(Call 12/01/24)	1,400	1,600,326
5.00%, 12/01/36	(Call 12/01/21)	1,500	1,660,740
5.00%, 12/01/46	(Call 12/01/24)	1,500	1,613,835

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series E
5.00%, 01/01/40	(Call 01/01/20)	$1,950	$2,173,587
5.00%, 12/01/48	(Call 12/01/23)	4,350	4,684,515
South Carolina Transportation Infrastructure Bank RB
Series A
4.00%, 10/01/33	(Call 10/01/21)	1,000	1,035,530
5.00%, 10/01/24		1,000	1,204,930
5.25%, 10/01/40	(Call 10/01/19)	500	558,715
Series B
3.38%, 10/01/32	(Call 10/01/22)	1,000	963,080
3.63%, 10/01/33	(Call 10/01/22)	875	865,244
State of South Carolina GO
5.00%, 03/01/16		2,300	2,355,729
Series A
4.00%, 04/01/22	(Call 04/01/20)	1,000	1,095,340
5.00%, 06/01/17		1,850	1,993,560
5.00%, 06/01/18		1,000	1,112,500

			52,435,554
TENNESSEE — 0.63%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		300	303,666
5.00%, 12/01/17		1,000	1,094,820
City of Memphis TN GO
5.00%, 04/01/26	(Call 04/01/25)	2,000	2,401,560
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	1,250	1,255,100
5.25%, 10/01/17	(NPFGC)	1,000	1,094,690
Series D
5.00%, 07/01/21	(Call 07/01/20)	1,250	1,444,387
County of Shelby TN GO
Series A
5.00%, 04/01/17		1,500	1,605,705
5.00%, 03/01/24		1,000	1,215,420
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB
Series A
5.00%, 05/15/36	(Call 05/15/21)	1,025	1,162,104
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19		750	856,448

Security		Principal (000s)	Value
5.00%, 01/01/20	(PR 01/01/18)	$1,000	$1,096,890
5.00%, 07/01/22		1,770	2,117,539
5.00%, 07/01/23	(Call 07/01/22)	1,000	1,190,360
Series A
5.00%, 07/01/18		400	445,892
Series D
5.00%, 07/01/16		1,500	1,560,300
State of Tennessee GO
Series A
4.00%, 08/01/17		5,485	5,841,964
5.00%, 08/01/21		1,000	1,190,170
5.00%, 08/01/22		3,500	4,220,475
Tennessee State School Bond Authority RB
5.00%, 11/01/40	(Call 11/01/25)	2,000	2,293,400

			32,390,890
TEXAS — 9.23%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/33	(PSF)	2,000	2,105,720
3.00%, 02/15/36	(PSF)	1,000	1,041,950
Austin Community College District GOL
4.00%, 08/01/40	(Call 08/01/25)	1,500	1,524,555
Central Texas Regional Mobility Authority RB
5.00%, 01/01/42	(Call 01/01/23)	1,560	1,670,807
6.00%, 01/01/41	(Call 01/01/21)	1,000	1,141,240
Series A
5.00%, 01/01/43	(Call 01/01/23)	2,500	2,659,850
Central Texas Turnpike System RB
0.00%, 08/15/21	(AMBAC)	500	438,463
Series A
5.00%, 08/15/41	(Call 08/15/22)	6,920	7,502,456
Series B
0.00%, 08/15/37	(Call 08/15/24)	1,000	368,580
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,654,695
Series C
5.00%, 08/15/33	(Call 08/15/24)	2,000	2,201,440
5.00%, 08/15/34	(Call 08/15/24)	1,500	1,646,280
5.00%, 08/15/37	(Call 08/15/24)	1,500	1,629,600
5.00%, 08/15/42	(Call 08/15/24)	6,500	6,980,025

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40	(Call 11/15/22)	$1,000	$1,100,100
Series A
5.00%, 11/15/45	(Call 11/15/25)	2,000	2,219,220
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37	(Call 11/15/22)	1,000	1,125,930
5.00%, 11/15/39	(Call 05/15/24)	2,400	2,716,128
5.00%, 11/15/41	(Call 11/15/21)	1,000	1,117,230
Series A
5.00%, 11/15/39	(Call 11/15/19)	1,000	1,117,080
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/31		155	155,017
Series A
5.00%, 09/01/31	(PR 09/01/15) (AMBAC)	345	345,000
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/45	(Call 07/15/25)	2,000	2,201,140
Series B
2.00%, 07/15/45	(Call 01/15/17)	1,500	1,523,625
City of Dallas TX GOL
5.00%, 02/15/24		1,800	2,178,432
5.00%, 02/15/26	(Call 02/15/24)	2,000	2,377,480
5.00%, 02/15/27	(Call 02/15/24)	1,500	1,769,655
Series A
5.00%, 02/15/18	(ETM)	5	5,506
5.00%, 02/15/18		3,095	3,409,669
5.00%, 02/15/20	(ETM)	5	5,784
5.00%, 02/15/20		645	746,252
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/15	(AMBAC)	1,200	1,204,896
5.00%, 10/01/16	(AMBAC)	1,865	1,960,134
5.00%, 10/01/17	(AMBAC)	5,900	6,428,227
5.00%, 10/01/39	(Call 10/01/20)	850	967,249
5.00%, 10/01/40	(Call 10/01/21)	1,500	1,673,595
Series A
5.00%, 10/01/26	(Call 10/01/25)	1,400	1,705,690

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB
Series A
5.50%, 07/01/34	(Call 07/01/18)	$750	$833,235
5.50%, 07/01/39	(Call 07/01/18)	1,485	1,644,133
Series B
5.00%, 07/01/26	(Call 07/01/21)	1,400	1,593,760
5.00%, 07/01/31	(Call 07/01/22)	1,500	1,675,215
5.00%, 07/01/32	(Call 07/01/22)	1,000	1,113,550
City of Houston TX Combined Utility System Revenue RB
Series A
5.00%, 11/15/36	(Call 11/15/17) (AGM)	4,500	4,835,385
5.25%, 11/15/17	(AGM)	825	907,343
5.25%, 11/15/31	(Call 11/15/20)	1,000	1,166,820
6.00%, 11/15/36	(Call 05/15/19) (AGM)	1,000	1,172,370
Series B
5.00%, 11/15/43	(Call 11/15/23)	1,000	1,124,340
Series C
5.00%, 11/15/18		750	844,462
5.00%, 05/15/20		1,725	2,002,414
5.00%, 05/15/26	(Call 05/15/24)	3,000	3,563,820
5.00%, 05/15/28	(Call 05/15/24)	1,300	1,524,783
Series D
5.00%, 11/15/21		890	1,053,991
5.00%, 11/15/33	(Call 11/15/21)	1,000	1,138,150
5.00%, 11/15/36	(Call 11/15/21)	1,000	1,128,150
5.00%, 11/15/44	(Call 11/15/24)	2,000	2,259,460
Series E
5.00%, 11/15/16		1,000	1,056,640
City of Houston TX GOL
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	560	560,000
Series A
5.00%, 03/01/18		2,100	2,314,788
5.00%, 03/01/19	(Call 03/01/18)	500	548,575
5.00%, 03/01/19	(PR 09/01/15) (AMBAC)	190	190,000
5.00%, 03/01/26	(Call 03/01/24)	1,500	1,777,815
5.00%, 03/01/27	(Call 03/01/19)	1,000	1,117,390
5.25%, 03/01/28	(Call 03/01/18)	2,670	2,948,401

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
City of San Antonio TX GOL
5.00%, 02/01/19		$500	$565,260
City of San Antonio TX Water System Revenue RB
4.50%, 05/15/37	(Call 05/15/17) (NPFGC-FGIC)	1,530	1,604,511
5.00%, 05/15/27	(Call 05/15/22)	1,000	1,168,000
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		500	510,180
5.00%, 02/01/17		1,050	1,116,790
5.00%, 02/01/20		1,000	1,156,040
5.00%, 02/01/22	(Call 02/01/18)	3,000	3,291,210
5.00%, 02/01/23		2,000	2,396,480
5.00%, 02/01/32	(PR 02/01/17)	2,555	2,716,936
5.00%, 02/01/44	(Call 02/01/24)	2,550	2,848,375
5.00%, 02/01/48	(Call 02/01/23)	2,500	2,717,500
5.25%, 02/01/24		2,620	3,216,548
5.25%, 02/01/25		1,370	1,704,266
Series A
5.00%, 02/01/25	(PR 02/01/16)	7,225	7,370,511
Series D
5.00%, 02/01/17		1,250	1,329,512
5.00%, 02/01/18		1,000	1,100,230
5.00%, 02/01/19		600	677,448
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,087,880
County of Bexar TX GOL
5.00%, 06/15/38	(Call 06/15/24)	2,000	2,268,900
County of Fort Bend TX GOL
4.75%, 03/01/31	(PR 03/01/17) (NPFGC)	1,485	1,578,600
County of Harris TX GO
Series A
5.00%, 10/01/24	(Call 10/01/22)	1,410	1,678,816
Series B
5.00%, 10/01/25	(Call 10/01/16)	400	419,492
Series C
5.25%, 08/15/19	(AGM)	1,500	1,733,700
County of Harris TX RB
Series A
5.00%, 08/15/38	(Call 08/15/19)	1,000	1,109,830

Security		Principal (000s)	Value
Series C
5.00%, 08/15/24	(Call 08/15/19)	$500	$567,555
5.00%, 08/15/30	(Call 08/15/22)	3,000	3,418,530
5.00%, 08/15/49	(Call 08/15/19)	1,000	1,106,620
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/30	(PR 02/15/17) (PSF)	2,540	2,702,687
5.00%, 02/15/30	(Call 02/15/17) (PSF)	260	274,955
5.00%, 02/15/35	(PR 02/15/17) (PSF)	1,155	1,228,978
5.00%, 02/15/35	(Call 02/15/17) (PSF)	45	47,446
Series C
4.00%, 02/15/29	(Call 02/15/24) (PSF)	2,000	2,140,640
Dallas Area Rapid Transit RB
5.00%, 12/01/33	(Call 12/01/18)	250	275,978
5.00%, 12/01/36	(PR 12/01/16) (AMBAC)	2,755	2,912,889
5.00%, 12/01/36	(Call 12/01/16) (AMBAC)	1,980	2,076,367
5.00%, 12/01/42	(Call 12/01/22)	1,000	1,114,230
5.25%, 12/01/29	(AMBAC)	1,050	1,320,868
5.25%, 12/01/43	(Call 12/01/18)	1,000	1,106,430
Series A
5.00%, 12/01/25	(Call 12/01/24)	3,015	3,655,386
Dallas Independent School District GO
4.00%, 02/15/31	(Call 02/15/25) (PSF)	1,000	1,062,300
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,169,640
5.00%, 08/15/28	(Call 08/15/22) (PSF)	1,000	1,153,360
5.00%, 08/15/29	(Call 08/15/22) (PSF)	500	573,840
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/16		500	526,920
5.00%, 11/01/42	(Call 11/01/20)	1,000	1,101,250

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 11/01/45	(Call 11/01/20)	$500	$551,595
5.25%, 11/01/38	(Call 11/01/20)	500	566,010
Series B
5.00%, 11/01/32	(Call 11/01/20)	1,000	1,123,080
5.00%, 11/01/38	(Call 11/01/22)	1,000	1,109,010
5.00%, 11/01/44	(Call 11/01/22)	1,500	1,646,445
Series C
5.00%, 11/01/45	(Call 11/01/21)	2,000	2,180,060
Series D
5.00%, 11/01/17		1,000	1,090,310
5.00%, 11/01/33	(Call 11/01/23)	1,000	1,126,120
5.25%, 11/01/30	(Call 11/01/23)	1,000	1,157,150
Series F
5.13%, 11/01/25	(Call 11/01/23)	1,000	1,182,780
Series G
5.00%, 11/01/33	(Call 11/01/20)	2,000	2,252,360
Fort Bend Grand Parkway Toll Road Authority RB
5.00%, 03/01/37	(Call 03/01/22)	1,000	1,111,080
Fort Worth Independent School District GO
5.00%, 02/15/28	(Call 02/15/25) (PSF)	1,500	1,786,725
Grand Parkway Transportation Corp. RB
Series A
5.50%, 04/01/53	(Call 10/01/23)	1,500	1,649,805
Series B
0.00%, 10/01/45	(Call 10/01/28)	2,000	1,552,240
5.00%, 04/01/53	(Call 10/01/23)	6,000	6,518,220
Grand Prairie Independent School District GO
5.00%, 02/15/37	(PR 02/15/17) (PSF)	1,000	1,064,050
Harris County Flood Control District GOL
Series A
5.25%, 10/01/21	(ETM)	285	342,824
5.25%, 10/01/21		715	859,838
Harris County Flood Control District RB
Series A
5.00%, 10/01/34	(Call 10/01/20)	1,500	1,695,330
5.00%, 10/01/39	(Call 10/01/20)	1,000	1,126,120

Security		Principal (000s)	Value
Harris County-Houston Sports Authority RB
Series A
0.00%, 11/15/42	(Call 11/15/31) (AGM)	$1,250	$345,400
0.00%, 11/15/50	(Call 11/15/31) (AGM)	2,000	365,660
5.00%, 11/15/28	(Call 11/15/24)	1,390	1,582,140
Houston Community College System GOL
5.00%, 02/15/43	(Call 02/15/23)	2,515	2,799,019
Houston Independent School District GOL
3.00%, 06/01/39	(PSF)	3,000	3,059,130
5.00%, 02/15/17	(PSF)	1,220	1,299,019
5.00%, 02/15/22	(Call 02/15/17) (PSF)	1,750	1,861,300
Series B
5.00%, 02/15/24	(Call 02/15/17) (PSF)	650	690,612
Klein Independent School District GO
Series A
5.00%, 08/01/38	(Call 08/01/18) (PSF)	240	262,615
Leander Independent School District GO
Series A
5.00%, 08/15/40	(Call 08/15/25) (PSF)	1,500	1,721,730
Series D
0.00%, 08/15/36	(Call 08/15/24) (PSF)	4,000	1,633,160
Lower Colorado River Authority RB
5.00%, 05/15/40	(Call 05/15/20)	2,500	2,744,760
Series A
5.00%, 05/15/35	(Call 05/15/20)	2,000	2,231,860
6.25%, 05/15/28	(PR 05/15/18)	1,500	1,715,116
Metropolitan Transit Authority of Harris County RB
Series A
5.00%, 11/01/36	(Call 11/01/21)	1,000	1,140,290
5.00%, 11/01/41	(Call 11/01/21)	1,000	1,131,390

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Midland County Fresh Water Supply District No. 1 RB
Series A
0.00%, 09/15/34	(Call 09/15/27)	$1,250	$543,563
New Hope Cultural Education Facilities Corp. RB
Series A
5.00%, 07/01/47	(Call 07/01/25)	1,500	1,526,730
North East Independent School District/TX GO
5.25%, 02/01/27	(PSF)	530	671,250
Series A
5.00%, 08/01/37	(PR 08/01/17) (PSF)	500	541,155
North Texas Municipal Water District RB
5.00%, 09/01/31	(PR 09/01/16) (NPFGC)	1,050	1,099,088
5.00%, 09/01/35	(PR 09/01/16) (NPFGC)	525	549,544
5.00%, 09/01/38	(Call 09/01/18)	1,700	1,866,192
North Texas Tollway Authority RB
0.00%, 01/01/33		3,450	1,736,523
0.00%, 01/01/37	(AGM)	3,250	1,375,887
0.00%, 09/01/43	(Call 09/01/31)	500	448,450
5.75%, 01/01/38	(PR 01/01/18)	5,120	5,702,144
6.00%, 01/01/34	(Call 01/01/21)	1,000	1,167,720
6.00%, 01/01/38	(Call 01/01/19) (AGC-ICC)	500	566,415
6.00%, 01/01/43	(Call 01/01/21)	250	289,368
Series A
5.00%, 01/01/20		2,120	2,433,018
5.00%, 01/01/22		1,000	1,171,110
5.00%, 01/01/25	(Call 01/01/24)	1,000	1,169,760
5.00%, 01/01/32	(Call 01/01/25)	5,000	5,542,150
5.13%, 01/01/28	(Call 01/01/18) (NPFGC)	9,310	10,027,335
5.50%, 09/01/36	(Call 09/01/21)	2,500	2,949,025
6.00%, 01/01/28	(Call 01/01/19)	1,010	1,154,733
6.25%, 01/01/39	(Call 01/01/19)	1,000	1,137,050
Series B
0.00%, 09/01/37	(Call 09/01/31)	1,600	582,768
0.00%, 09/01/43	(Call 09/01/31)	2,500	574,575
5.00%, 01/01/31	(Call 01/01/24)	2,000	2,204,480

Security		Principal (000s)	Value
5.00%, 01/01/38	(Call 01/01/21)	$1,000	$1,074,870
5.00%, 01/01/42	(Call 01/01/22)	6,850	7,412,659
Series C
0.00%, 09/01/45	(Call 09/01/31)	500	493,395
1.95%, 01/01/38		1,000	1,011,830
5.25%, 01/01/44	(Call 01/01/19)	2,300	2,502,538
6.00%, 01/01/25	(Call 01/01/19)	1,000	1,131,790
Series D
0.00%, 01/01/31	(AGM)	965	531,319
0.00%, 01/01/34	(AGM)	2,900	1,397,974
5.00%, 09/01/24	(Call 09/01/21)	700	821,051
5.00%, 09/01/30	(Call 09/01/21)	1,175	1,361,414
5.00%, 09/01/32	(Call 09/01/21)	4,770	5,475,531
Series E-3
5.75%, 01/01/38	(PR 01/01/16)	1,150	1,170,148
Series K-1
5.75%, 01/01/38	(Call 01/01/19) (AGM)	500	561,190
Permanent University Fund RB
5.00%, 07/01/41	(Call 07/01/23)	2,000	2,256,480
Pharr San Juan Alamo Independent School District TX GO
5.00%, 02/01/38	(Call 02/01/18) (PSF)	300	324,000
Plano Independent School District GO
Series A
5.25%, 02/15/34	(Call 02/15/18)	1,700	1,855,006
Round Rock Independent School District GO
5.00%, 08/01/33	(Call 08/01/18)	500	553,295
San Antonio Independent School District/TX GO
5.00%, 02/15/24	(PSF)	2,500	3,033,650
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32	(Call 09/15/22)	1,500	1,544,520
4.00%, 09/15/42	(Call 09/15/22)	2,000	1,979,080
Spring Independent School District GO
5.00%, 08/15/33	(Call 08/15/17) (PSF)	6,435	6,902,824
State of Texas GO
4.00%, 10/01/33	(Call 04/01/24)	1,200	1,269,684

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
4.50%, 04/01/33	(PR 04/01/17)	$105	$111,479
4.50%, 04/01/33	(Call 04/01/17)	2,765	2,897,305
4.65%, 04/01/25	(PR 04/01/16)	1,000	1,025,900
4.75%, 04/01/37	(Call 04/01/18)	1,520	1,640,992
5.00%, 10/01/16		1,800	1,892,628
5.00%, 04/01/17		5,000	5,353,150
5.00%, 10/01/19		1,000	1,149,670
5.00%, 04/01/20		2,000	2,323,860
5.00%, 04/01/21		1,000	1,179,610
5.00%, 10/01/21		2,000	2,376,380
5.00%, 04/01/22		2,000	2,386,060
5.00%, 04/01/26	(PR 04/01/18)	95	105,002
5.00%, 04/01/26	(Call 04/01/18)	955	1,051,302
5.00%, 04/01/27	(PR 04/01/18)	115	127,107
5.00%, 04/01/27	(Call 04/01/24)	3,185	3,684,735
5.00%, 10/01/27	(Call 04/01/24)	4,000	4,751,960
5.00%, 04/01/28	(Call 04/01/24)	2,000	2,367,940
5.00%, 04/01/28	(PR 04/01/16)	1,000	1,027,940
5.00%, 04/01/30	(PR 04/01/16)	2,850	2,929,629
5.00%, 04/01/33	(PR 04/01/17)	1,460	1,561,558
5.00%, 04/01/33	(Call 04/01/17)	6,480	6,861,607
5.00%, 04/01/35	(Call 04/01/24)	1,660	1,909,548
5.00%, 04/01/36	(Call 04/01/22)	4,500	5,151,420
5.00%, 04/01/42	(Call 04/01/22)	3,000	3,380,760
Series A
4.00%, 10/01/31	(Call 10/01/24)	2,000	2,139,880
4.00%, 10/01/44	(Call 10/01/24)	2,000	2,072,460
4.50%, 04/01/35	(Call 04/01/17) (NPFGC-FGIC)	1,000	1,047,040
5.00%, 10/01/21		1,200	1,425,828
5.00%, 10/01/22		2,000	2,407,580
5.00%, 10/01/23		1,000	1,213,510
5.00%, 10/01/24		1,000	1,227,530
5.00%, 10/01/28	(Call 10/01/24)	5,000	5,971,850
Tarrant Regional Water District RB
5.00%, 03/01/37	(Call 03/01/22)	1,500	1,694,865
Texas Public Finance Authority RB
4.00%, 07/01/17	(Call 01/01/17)	1,000	1,047,040
5.00%, 07/01/16		8,150	8,477,630
Series A
5.00%, 01/01/16		500	508,165
5.00%, 01/01/17	(PR 01/01/16)	1,000	1,016,190
5.00%, 07/01/17	(PR 01/01/16)	5,000	5,080,950

Security		Principal (000s)	Value
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/16		$500	$514,180
5.00%, 04/01/18	(PR 04/01/17)	2,630	2,812,943
5.00%, 04/01/20	(PR 04/01/16)	595	611,482
5.00%, 04/01/20		4,000	4,647,720
5.00%, 10/01/20		500	586,535
5.00%, 10/01/22		1,500	1,805,685
5.00%, 04/01/24	(PR 04/01/17)	1,585	1,695,253
5.00%, 04/01/25	(PR 04/01/16)	900	924,930
5.00%, 10/01/26		1,000	1,237,130
5.00%, 04/01/27	(PR 04/01/17)	4,650	4,973,454
Series A
4.75%, 04/01/17		1,800	1,919,754
5.00%, 04/01/17		800	856,376
5.00%, 04/01/21		4,225	4,983,852
5.00%, 04/01/21	(PR 04/01/16)	4,000	4,110,800
5.00%, 04/01/23		1,080	1,303,765
5.00%, 04/01/23	(PR 04/01/16)	5,160	5,302,932
5.00%, 04/01/24		1,200	1,458,336
Texas Water Development Board RB
Series A
5.00%, 07/15/26	(Call 07/15/17)	2,325	2,504,560
5.00%, 07/15/27	(Call 07/15/17)	250	268,920
University of Texas System (The) RB
Series A
5.00%, 08/15/22		1,000	1,202,120
Series B
5.00%, 08/15/19		1,000	1,148,150
5.00%, 08/15/26		1,500	1,868,250
5.00%, 08/15/43	(Call 08/15/22)	1,000	1,132,750

			478,034,145
UTAH — 0.98%
Intermountain Power Agency RB
Series A
5.00%, 07/01/16		6,380	6,629,905
5.00%, 07/01/21	(Call 07/01/18)	1,000	1,109,130
State of Utah GO
5.00%, 07/01/23		1,500	1,831,455
5.00%, 07/01/24		1,000	1,238,140
5.00%, 07/01/25	(Call 01/01/25)	2,000	2,478,720

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series A
4.00%, 07/01/17		$1,000	$1,063,410
5.00%, 07/01/16		500	520,185
5.00%, 07/01/17		7,225	7,814,776
5.00%, 07/01/22	(PR 07/01/21)	1,040	1,232,057
Series C
5.00%, 07/01/17		1,000	1,081,630
5.00%, 07/01/18		2,540	2,833,700
University of Utah RB
Series A
5.00%, 08/01/43	(Call 08/01/23)	3,000	3,361,560
Utah Transit Authority RB
5.00%, 06/15/42	(Call 06/15/22)	1,480	1,616,782
Series A
5.00%, 06/15/24	(PR 06/15/18)	1,835	2,043,383
5.00%, 06/15/24		4,000	4,909,040
5.00%, 06/15/25		1,000	1,240,290
5.00%, 06/15/28	(PR 06/15/18)	1,275	1,419,789
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,500	1,670,340
5.00%, 06/15/36	(PR 06/15/18) (AGM)	1,900	2,115,764
5.00%, 06/15/38	(Call 06/15/25)	2,000	2,318,640
Series B
4.75%, 06/15/35	(PR 12/15/15) (AGM)	2,000	2,026,640

			50,555,336
VERMONT — 0.02%
University of Vermont & State Agricultural College RB
5.00%, 10/01/40	(Call 10/01/25)	1,000	1,119,270

			1,119,270
VIRGINIA — 0.89%
City of Richmond VA RB
Series A
5.00%, 01/15/43	(Call 01/15/23)	2,000	2,238,860
Commonwealth of Virginia GO
Series B
5.00%, 06/01/26	(Call 06/01/25) (SAW)	3,000	3,709,950
Series D
5.00%, 06/01/18		500	556,250
5.00%, 06/01/19		500	571,270

Security		Principal (000s)	Value
County of Fairfax VA GO
Series B
5.00%, 10/01/22	(SAW)	$1,000	$1,208,390
5.00%, 04/01/23	(SAW)	1,000	1,215,410
5.00%, 10/01/23	(SAW)	2,000	2,447,840
Series C
5.00%, 10/01/16	(SAW)	425	446,679
5.00%, 10/01/17	(SAW)	2,360	2,573,604
County of Loudoun VA GO
Series B
5.00%, 11/01/19		500	577,715
Hampton Roads Sanitation District RB
5.00%, 04/01/38	(Call 04/01/18)	375	407,213
University of Virginia RB
Series A
5.00%, 06/01/43	(Call 06/01/23)	1,000	1,132,170
Upper Occoquan Sewage Authority RB
Series A
5.15%, 07/01/20	(NPFGC)	1,000	1,107,320
Virginia College Building Authority RB
5.00%, 09/01/20		1,070	1,249,920
Series A
4.00%, 02/01/32	(Call 02/01/25)	3,000	3,158,790
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29	(Call 05/15/21) (SAP)	1,000	1,057,970
5.00%, 05/15/27	(Call 05/15/21) (SAP)	500	578,505
5.00%, 05/15/28	(Call 05/15/22)	1,000	1,146,630
5.00%, 05/15/33	(Call 05/15/21) (SAP)	2,275	2,612,815
5.00%, 05/15/34	(Call 05/15/21) (SAP)	1,000	1,145,050
Virginia Public Building Authority RB
Series C
4.00%, 08/01/26	(Call 08/01/24)	2,500	2,753,725
5.00%, 08/01/17		1,000	1,083,350
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	2,000	2,240,320

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 08/01/23	(Call 08/01/22) (SAW)	$1,000	$1,196,500
5.00%, 08/01/26	(Call 08/01/25) (SAW)	1,500	1,828,890
5.25%, 08/01/16		2,995	3,132,950
Series C
5.00%, 08/01/17	(SAW)	1,345	1,457,106
5.00%, 08/01/18	(SAW)	550	614,509
5.00%, 08/01/19	(SAW)	750	857,572
Virginia State Public School Authority RB
5.00%, 08/01/24	(SAW)	1,225	1,496,509

			45,803,782
WASHINGTON — 3.32%
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/30	(Call 11/01/25)	2,000	2,379,080
5.00%, 11/01/45	(Call 11/01/25)	2,000	2,291,540
Series A
5.00%, 11/01/32	(PR 11/01/17) (AGM)	1,400	1,529,514
5.00%, 11/01/36	(PR 11/01/17)	3,500	3,823,785
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.25%, 02/01/36	(Call 02/01/21)	1,200	1,352,568
Series B
5.00%, 02/01/21	(Call 02/01/20)	500	574,410
5.00%, 02/01/22	(Call 02/01/20)	1,000	1,148,010
5.00%, 02/01/24	(Call 02/01/20)	500	571,475
City of Tacoma WA Electric System Revenue RB
Series A
4.00%, 01/01/42	(Call 07/01/23)	1,000	1,008,000
County of King WA GOL
4.75%, 01/01/34	(Call 01/01/18)	1,900	2,021,619
County of King WA Sewer Revenue RB
5.00%, 01/01/38	(PR 01/01/18)	4,600	5,054,710
5.00%, 07/01/40	(Call 01/01/25)	2,000	2,272,840
5.00%, 01/01/45	(Call 07/01/20)	1,000	1,105,310
5.00%, 07/01/47	(Call 01/01/25)	2,000	2,248,460
5.00%, 01/01/50	(Call 07/01/20)	2,000	2,181,300

Security		Principal (000s)	Value
5.00%, 01/01/52	(Call 01/01/22)	$1,000	$1,091,820
5.13%, 01/01/41	(Call 01/01/21)	500	565,760
5.25%, 01/01/42	(Call 01/01/19)	1,000	1,110,760
Series B
5.00%, 01/01/16		2,500	2,540,825
5.00%, 01/01/41	(Call 01/01/21)	1,330	1,479,332
Energy Northwest RB
4.00%, 07/01/38	(Call 07/01/25)	2,000	2,042,380
5.00%, 07/01/22	(PR 07/01/16)	975	1,013,025
5.00%, 07/01/23		1,000	1,204,050
5.00%, 07/01/24	(PR 07/01/16)	2,370	2,462,430
5.00%, 07/01/34	(Call 07/01/25)	2,000	2,329,100
Series A
5.00%, 07/01/17		1,800	1,943,838
5.00%, 07/01/18		1,000	1,113,240
5.00%, 07/01/19		2,365	2,695,911
5.00%, 07/01/20		1,850	2,152,660
5.00%, 07/01/21		1,000	1,178,580
5.00%, 07/01/22	(Call 07/01/21)	565	672,966
5.00%, 07/01/23	(Call 07/01/21)	2,100	2,467,353
5.25%, 07/01/16		1,780	1,854,796
5.25%, 07/01/18		2,185	2,447,659
Series C
5.00%, 07/01/28	(Call 07/01/24)	1,000	1,181,380
FYI Properties RB
5.50%, 06/01/39	(Call 06/01/19)	1,000	1,124,980
NJB Properties RB
Series A
5.00%, 12/01/36	(Call 12/01/16) (GTD)	1,000	1,043,020
Port of Seattle WA RB
Series A
5.00%, 08/01/30	(Call 08/01/22)	1,500	1,721,955
5.00%, 08/01/31	(Call 08/01/22)	2,890	3,301,247
Snohomish County Public Utility District No. 1 RB
5.00%, 12/01/40	(Call 12/01/25)	1,000	1,128,280
Snohomish County School District No. 15 Edmonds GO
5.00%, 12/01/19	(PR 06/01/16) (GTD)	6,750	6,987,532
Snohomish County School District No. 201 Snohomish GO
5.25%, 12/01/27	(Call 12/01/18) (GTD)	500	565,885

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
State of Washington GO
5.00%, 01/01/16		$1,000	$1,016,330
5.00%, 07/01/23		1,090	1,313,287
5.00%, 07/01/24		2,000	2,434,740
5.00%, 07/01/25	(Call 07/01/24)	1,500	1,813,395
5.00%, 07/01/26	(Call 07/01/24)	450	537,287
5.00%, 07/01/30	(PR 07/01/17)	1,700	1,835,847
5.00%, 07/01/31	(Call 01/01/25)	1,000	1,167,040
5.00%, 07/01/32	(Call 01/01/25)	2,000	2,325,220
Series 2014A
5.00%, 08/01/35	(Call 08/01/23)	1,500	1,700,925
Series A
5.00%, 07/01/18		1,200	1,337,676
5.00%, 07/01/25	(PR 07/01/18)	1,330	1,483,389
5.00%, 07/01/27	(PR 07/01/18)	4,750	5,297,817
5.00%, 07/01/31	(PR 07/01/18)	3,400	3,792,122
5.00%, 08/01/33	(Call 08/01/23)	2,800	3,191,944
5.00%, 08/01/35	(Call 08/01/21)	500	566,705
5.00%, 08/01/38	(Call 08/01/23)	1,215	1,370,471
Series C
5.00%, 01/01/27	(PR 01/01/18)	1,000	1,098,850
5.00%, 01/01/28	(PR 01/01/18)	1,000	1,098,850
5.00%, 06/01/41	(Call 06/01/21)	7,000	7,765,240
Series D
5.00%, 01/01/33	(PR 01/01/18)	4,080	4,483,308
5.00%, 02/01/34	(Call 02/01/22)	1,000	1,125,240
5.00%, 02/01/39	(Call 02/01/24)	900	1,017,261
Series E
5.00%, 01/01/31	(PR 01/01/16) (AMBAC)	1,500	1,524,180
5.00%, 02/01/31	(Call 02/01/19)	1,500	1,672,155
Series R
5.00%, 07/01/19		1,500	1,711,695
5.00%, 07/01/20		1,800	2,098,152
Series R-2006A
5.00%, 07/01/19	(Call 10/01/15) (AMBAC)	2,455	2,465,041
Series R-2011C
5.00%, 07/01/16		400	416,080
5.00%, 07/01/17		350	378,168
Series R-2012C
5.00%, 07/01/20		1,000	1,165,640
5.00%, 07/01/24	(Call 07/01/22)	2,000	2,364,580
5.00%, 07/01/25	(Call 07/01/22)	1,000	1,179,860

Security		Principal (000s)	Value
5.00%, 07/01/26	(Call 07/01/22)	$1,500	$1,758,855
Series R-2015
5.00%, 07/01/18		1,500	1,672,095
5.00%, 07/01/19		1,500	1,711,695
Series R-2015-C
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,776,120
5.00%, 07/01/29	(Call 01/01/25)	3,000	3,530,580
5.00%, 07/01/32	(Call 01/01/25)	1,000	1,162,610
Series R-2015E
5.00%, 07/01/28	(Call 01/01/25)	1,500	1,776,120
5.00%, 07/01/31	(Call 01/01/25)	3,000	3,501,120
5.00%, 07/01/33	(Call 01/01/25)	1,000	1,157,310
State of Washington RB
5.00%, 09/01/18		2,325	2,589,887
5.00%, 09/01/19		2,250	2,563,042
5.00%, 09/01/21		1,000	1,167,580
5.00%, 09/01/24	(Call 09/01/23)	2,000	2,366,840
University of Washington RB
Series A
5.00%, 07/01/41	(Call 07/01/22)	1,000	1,109,010
Washington State University RB
5.00%, 04/01/40	(Call 04/01/25)	2,000	2,261,540

			171,836,284
WEST VIRGINIA — 0.02%
West Virginia University RB
Series B
5.00%, 10/01/36	(Call 10/01/21)	1,000	1,127,700

			1,127,700
WISCONSIN — 0.73%
State of Wisconsin GO
5.00%, 05/01/27	(Call 05/01/25)	1,000	1,199,540
Series 1
5.00%, 05/01/16	(AMBAC)	550	567,782
5.00%, 05/01/17		2,500	2,684,600
5.00%, 05/01/21		2,000	2,356,340
Series 2
5.00%, 11/01/20		3,000	3,522,720
5.00%, 11/01/22	(Call 11/01/21)	2,070	2,492,218
5.00%, 05/01/25	(Call 05/01/22)	1,000	1,176,800
Series 3
5.00%, 11/01/21		2,000	2,372,520
5.00%, 11/01/22		1,175	1,412,115

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal or Shares (000s)	Value
Series 4
5.00%, 05/01/26	(Call 11/01/24)	$2,000	$2,415,820
Series A
5.00%, 05/01/16	(NPFGC-FGIC)	1,000	1,032,330
Series B
5.00%, 05/01/22	(Call 05/01/21)	1,500	1,784,475
State of Wisconsin RB
Series A
5.38%, 05/01/25	(Call 05/01/19) (SAP)	2,050	2,331,526
5.63%, 05/01/28	(Call 05/01/19) (SAP)	1,470	1,690,456
5.75%, 05/01/33	(Call 05/01/19) (SAP)	2,260	2,594,141
6.00%, 05/01/36	(Call 05/01/19) (SAP)	3,100	3,581,027
6.25%, 05/01/37	(Call 05/01/19) (SAP)	1,000	1,164,040
Wisconsin Department of Transportation RB
Series A
5.00%, 07/01/20	(AGM)	2,000	2,331,280
Series I
5.00%, 07/01/19	(NPFGC-FGIC)	1,000	1,141,130

			37,850,860

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $4,994,250,182)			5,128,165,405

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		13,657	13,656,870

			13,656,870

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,656,870)			13,656,870

TOTAL INVESTMENTS IN SECURITIES — 99.30% (Cost: $5,007,907,052)			5,141,822,275
Other Assets, Less Liabilities — 0.70%			36,365,935

NET ASSETS — 100.00%			$5,178,188,210

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC-ICC  —  Assured Guaranty Corp.  –  Insured Custody Certificates

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

HERBIP  —  Higher Education Revenue Bond Intercept Program

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.  –  Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.56%

ALABAMA — 0.56%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$100	$111,781
5.00%, 09/01/19		500	571,590
Alabama Public School & College Authority RB
5.00%, 12/01/25	(PR 12/01/17)	1,055	1,155,331
Series A
5.00%, 05/01/18		1,000	1,108,250
5.00%, 05/01/19		650	738,680
5.00%, 05/01/29	(PR 05/01/19)	1,000	1,135,780
Series B
5.00%, 01/01/20		375	432,075

			5,253,487
ALASKA — 0.03%
Municipality of Anchorage AK GO Series B
5.25%, 12/01/16	(AMBAC)	265	281,192

			281,192
ARIZONA — 0.93%
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		500	580,235
City of Mesa AZ RB
4.00%, 07/01/17	(AGM)	50	53,076
5.25%, 07/01/16		135	140,592
5.25%, 07/01/16	(ETM) (NPFGC-FGIC)	165	171,806
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/17		1,280	1,382,285
5.00%, 07/01/18		1,000	1,114,130
Series B
5.00%, 07/01/20		500	583,580
County of Maricopa AZ COP
5.00%, 07/01/17		1,000	1,078,180
Salt River Project Agricultural Improvement & Power District RB
Series B
4.00%, 01/01/17		275	287,774

Security		Principal (000s)	Value
4.00%, 01/01/18		$1,995	$2,140,834
5.00%, 12/01/19		1,075	1,238,744

			8,771,236
CALIFORNIA — 17.64%
Bay Area Toll Authority RB
Series A
1.00%, 04/01/47	(Call 10/01/16)	2,000	2,005,900
Series B
1.50%, 04/01/47	(Call 10/01/17)	4,150	4,189,217
Series C
1.88%, 04/01/47	(Call 10/01/18)	3,100	3,147,120
Series C-2
1.45%, 04/01/45	(Call 02/01/17)	750	759,210
Series F
5.00%, 04/01/31	(PR 04/01/16)	4,525	4,651,021
Series F-1
5.00%, 04/01/17		750	803,595
5.00%, 04/01/39	(PR 04/01/18)	2,000	2,215,700
5.13%, 04/01/39	(PR 04/01/19)	1,200	1,375,176
California State Public Works Board RB
Series G
5.00%, 01/01/20		1,000	1,154,480
Series J
5.00%, 01/01/19	(PR 01/01/16) (AMBAC)	300	304,866
5.25%, 01/01/16	(AMBAC)	1,195	1,215,219
Chabot-Las Positas Community College District GO
Series C
0.00%, 08/01/16	(AMBAC)	195	194,218
City of Long Beach CA Harbor Revenue RB
Series C
5.00%, 11/15/18		1,750	1,976,940
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		3,000	3,371,760
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/16		1,445	1,497,396
5.00%, 06/01/19		710	811,629

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/16		$500	$518,300
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/19		500	574,195
6.00%, 08/01/33	(PR 08/01/19)	145	172,633
Series F-1
5.00%, 08/01/33	(PR 08/01/18)	860	962,985
Los Angeles Convention & Exhibit Center Authority RB
Series A
5.00%, 08/15/17		150	162,293
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		1,350	1,460,983
Los Angeles Department of Water & Power RB
Series A
5.00%, 07/01/16		400	416,048
5.00%, 07/01/17		1,000	1,081,050
5.00%, 07/01/19		610	697,072
Series C
4.00%, 01/01/16	(Call 10/01/15)	1,500	1,504,905
5.00%, 01/01/16	(Call 10/01/15)	2,835	2,846,652
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/16		1,500	1,535,340
Series A-1
5.50%, 07/01/17	(FGIC)	480	523,555
5.50%, 07/01/18	(FGIC)	1,190	1,344,926
Series B
4.75%, 07/01/19	(Call 07/01/16) (AGM)	300	311,142
5.00%, 07/01/16	(AGM)	705	733,341
5.00%, 07/01/18		500	558,260
Series C
5.00%, 07/01/19		1,050	1,203,279

Security		Principal (000s)	Value
Series KRY
5.00%, 07/01/17		$550	$594,896
Metropolitan Water District of Southern California RB
Series C
5.00%, 07/01/17		1,000	1,081,630
New Haven Unified School District GO
5.00%, 08/01/18	(AGM)	200	222,550
Orange County Public Financing Authority RB
5.00%, 07/01/16	(NPFGC)	1,000	1,039,170
Sacramento Municipal Utility District RB
Series U
5.00%, 08/15/17	(AGM)	100	108,634
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series B
5.00%, 05/15/16		500	517,250
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/16	(ETM)	1,000	999,570
0.00%, 01/01/17	(ETM)	380	377,728
State of California Department of Water Resources Power Supply Revenue RB
5.00%, 05/01/20	(Call 05/01/18)	600	666,822
Series H
5.00%, 05/01/17		530	569,686
5.00%, 05/01/17	(AGM)	1,345	1,445,714
Series K
5.00%, 05/01/18		3,675	4,083,844
Series L
5.00%, 05/01/16		2,370	2,445,413
5.00%, 05/01/17		3,240	3,482,611
5.00%, 05/01/19		3,555	4,064,751
5.00%, 05/01/20		1,765	2,066,744
Series M
4.00%, 05/01/16		500	512,615
4.00%, 05/01/19		300	332,244
5.00%, 05/01/16		2,875	2,966,482
5.00%, 05/01/19		350	400,187

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series N
5.00%, 05/01/18		$400	$444,500
5.00%, 05/01/19		200	228,678
5.00%, 05/01/20		2,530	2,962,529
State of California Department of Water Resources RB
Series AJ
5.00%, 12/01/16		500	529,630
State of California GO
3.00%, 09/01/16		1,645	1,690,369
3.00%, 12/01/32	(Call 06/01/19)	1,250	1,328,762
3.25%, 10/01/16		1,125	1,161,360
4.00%, 10/01/15		325	326,060
4.00%, 04/01/17		300	316,197
4.00%, 12/01/26	(Call 06/01/16)	1,065	1,093,819
4.00%, 12/01/27	(Call 06/01/17)	1,500	1,586,700
4.25%, 04/01/16		645	660,415
5.00%, 11/01/15		3,360	3,387,485
5.00%, 12/01/15		1,000	1,012,260
5.00%, 02/01/16		250	255,058
5.00%, 03/01/16		800	819,384
5.00%, 04/01/16		215	221,065
5.00%, 06/01/16	(SGI)	1,000	1,036,110
5.00%, 08/01/16		1,200	1,252,572
5.00%, 09/01/16		1,000	1,047,540
5.00%, 10/01/16		1,000	1,051,240
5.00%, 11/01/16	(AMBAC)	790	833,355
5.00%, 12/01/16		250	264,625
5.00%, 02/01/17		2,125	2,258,344
5.00%, 03/01/17		2,000	2,132,380
5.00%, 04/01/17		1,750	1,871,730
5.00%, 09/01/17		2,160	2,346,084
5.00%, 10/01/17		585	637,311
5.00%, 11/01/17		300	327,798
5.00%, 02/01/18		2,655	2,919,518
5.00%, 04/01/18		2,000	2,211,100
5.00%, 11/01/18		1,000	1,125,350
5.00%, 12/01/18		1,000	1,128,090
5.00%, 02/01/19		3,885	4,386,048
5.00%, 04/01/19		3,000	3,403,170
5.00%, 06/01/19	(Call 06/01/17) (NPFGC)	1,000	1,076,630
5.00%, 08/01/19	(Call 02/01/17)	2,640	2,806,452

Security		Principal (000s)	Value
5.00%, 10/01/19		$425	$488,703
5.00%, 02/01/20		3,295	3,803,913
5.00%, 03/01/20		1,000	1,156,730
5.50%, 04/01/18		1,600	1,789,264
5.50%, 04/01/19		1,500	1,727,265
6.00%, 02/01/18	(AMBAC)	755	849,028
Series A
4.00%, 07/01/16		930	959,174
5.00%, 07/01/16		1,275	1,325,605
5.00%, 07/01/17		1,000	1,081,050
5.00%, 07/01/18	(ETM)	4,515	5,043,797
5.00%, 07/01/18		965	1,078,021
5.00%, 07/01/19		6,780	7,800,119
5.00%, 07/01/20	(PR 07/01/19)	7,195	8,277,560
5.25%, 07/01/21	(PR 07/01/19)	1,730	2,006,523
University of California RB
Series AF
5.00%, 05/15/18		750	835,005
Series AO
5.00%, 05/15/20		500	585,880
Series I
5.00%, 05/15/17		1,650	1,775,598

			166,981,900
COLORADO — 0.68%
E-470 Public Highway Authority RB
Series B
0.00%, 09/01/16	(NPFGC)	130	128,758
Regional Transportation District RB
Series A
5.00%, 11/01/28	(PR 11/01/16) (AMBAC)	2,125	2,239,049
5.00%, 11/01/31	(PR 11/01/16) (AMBAC)	500	526,835
5.00%, 11/01/36	(PR 11/01/16) (AMBAC)	1,655	1,743,824
State of Colorado Department of Transportation RB
5.00%, 12/15/16		1,000	1,059,530
Series B
5.00%, 12/15/15		740	750,471

			6,448,467

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
CONNECTICUT — 2.16%
Connecticut State Health & Educational Facility Authority RB
0.60%, 07/01/29		$2,000	$1,993,800
Series A
0.80%, 07/01/48		1,500	1,504,695
1.38%, 07/01/35		1,000	1,011,270
Series A-4
1.20%, 07/01/49		1,000	996,410
State of Connecticut GO
5.00%, 12/15/17	(Call 12/15/16)	750	795,097
5.00%, 08/01/19		1,000	1,137,750
Series A
2.00%, 10/15/15		1,995	1,999,668
3.00%, 03/15/17		500	517,960
5.00%, 01/01/16		1,230	1,250,000
5.00%, 10/15/17		1,000	1,087,990
5.00%, 10/15/18		1,000	1,118,310
Series B
5.00%, 05/01/17		1,045	1,119,508
5.25%, 06/01/19	(AMBAC)	500	570,830
Series C
5.00%, 12/01/15		410	415,027
5.00%, 06/15/17		1,550	1,667,490
Series D
5.00%, 11/01/18		2,000	2,239,380
State of Connecticut Special Tax Revenue ST
Series 1
5.00%, 02/01/16		335	341,821
5.00%, 02/01/17		360	382,529
5.00%, 02/01/18		300	329,460

			20,478,995
DELAWARE — 0.16%
State of Delaware GO
Series 2009C
5.00%, 10/01/15		285	286,171
5.00%, 10/01/16		1,200	1,261,824

			1,547,995
DISTRICT OF COLUMBIA — 0.59%
District of Columbia GO
Series A
5.00%, 06/01/20		1,135	1,320,890

Security		Principal (000s)	Value
Series B
5.00%, 06/01/17	(AMBAC)	$455	$490,030
5.25%, 06/01/18	(AMBAC)	1,350	1,509,260
District of Columbia Water & Sewer Authority RB
Series A
5.50%, 10/01/41	(PR 10/01/17)	2,100	2,308,551

			5,628,731
FLORIDA — 2.09%
Central Florida Expressway Authority RB
1.63%, 01/01/19	(Call 01/01/18)	1,000	1,004,800
City of Gainesville FL Utilities System Revenue RB
Series A
5.00%, 10/01/35	(PR 10/01/15) (AGM)	2,025	2,033,242
Florida’s Turnpike Enterprise RB
Series B
5.00%, 07/01/16		1,000	1,040,200
St. Johns River Power Park RB
Series 23
5.00%, 10/01/15		1,000	1,004,070
State Board of Administration Finance Corp. RB
Series A
5.00%, 07/01/16		4,115	4,276,184
State of Florida GO
Series A
5.00%, 06/01/16		1,000	1,036,270
5.00%, 06/01/17		475	511,656
5.00%, 06/01/18		505	561,742
5.00%, 06/01/19		1,300	1,482,468
Series D
5.00%, 06/01/18		2,000	2,224,720
State of Florida Lottery Revenue RB
Series C
5.00%, 07/01/16		1,035	1,076,338
5.00%, 07/01/18		1,085	1,207,540
Series E
5.00%, 07/01/17		1,000	1,079,520
Tampa Bay Water RB
Series A
5.00%, 10/01/16	(ETM)	1,000	1,049,390

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
5.00%, 10/01/19	(ETM)	$80	$92,112
5.00%, 10/01/19		70	80,296

			19,760,548
GEORGIA — 3.89%
City of Atlanta Department of Aviation RB
Series A
5.00%, 01/01/19		2,225	2,505,105
City of Atlanta GA Water & Wastewater Revenue RB
Series A
6.00%, 11/01/27	(PR 11/01/19)	1,515	1,814,182
6.25%, 11/01/34	(PR 11/01/19)	2,000	2,415,260
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16	(NPFGC)	230	238,183
Series A
5.00%, 06/01/16		500	517,675
5.00%, 06/01/17		3,150	3,386,187
5.00%, 03/01/20	(GTD)	1,000	1,161,630
Gwinnett County School District GO
4.50%, 10/01/17		1,150	1,242,954
Series A
4.00%, 10/01/16		1,385	1,440,677
Municipal Electric Authority of Georgia RB
Series B
5.00%, 01/01/16		100	101,615
5.00%, 01/01/20		2,860	3,282,279
Series D
5.75%, 01/01/19	(Call 07/01/18)	940	1,065,462
Municipal Gas Authority of Georgia RB
4.00%, 10/01/16		1,000	1,039,260
State of Georgia GO
5.00%, 07/01/19		500	572,585
5.00%, 08/01/20	(PR 08/01/17)	350	379,088
Series A
5.00%, 09/01/19	(PR 09/01/15)	200	200,000
Series A-1
5.00%, 02/01/16		2,000	2,040,520
5.00%, 02/01/19		3,000	3,395,340

Security		Principal (000s)	Value
Series B
4.50%, 03/01/21	(PR 03/01/16)	$250	$255,393
5.00%, 10/01/15		500	502,050
Series E
5.00%, 08/01/16		305	318,304
5.00%, 08/01/19	(PR 08/01/17)	770	833,995
5.00%, 08/01/21	(PR 08/01/17)	625	676,944
Series E-2
4.00%, 09/01/16		1,320	1,369,302
Series I
5.00%, 07/01/18		3,375	3,764,239
5.00%, 07/01/20		2,000	2,341,980

			36,860,209
HAWAII — 0.96%
State of Hawaii GO
Series DT
5.00%, 11/01/17		300	327,867
Series DY
5.00%, 02/01/18		500	549,605
5.00%, 02/01/19		1,220	1,377,477
Series DZ
5.00%, 12/01/16		1,000	1,058,540
5.00%, 12/01/17		800	876,800
5.00%, 12/01/19		1,140	1,313,645
Series EA
5.00%, 12/01/16		250	264,635
5.00%, 12/01/18		2,000	2,256,180
Series EF
5.00%, 11/01/17		1,000	1,092,890

			9,117,639
ILLINOIS — 4.65%
Chicago O’Hare International Airport RB
Series A
5.00%, 01/01/19	(Call 01/01/16) (AMBAC)	1,000	1,014,760
Series B
5.00%, 01/01/17		270	285,082
5.00%, 01/01/18		1,200	1,304,016
5.00%, 01/01/19	(Call 01/01/17) (AGM)	550	579,359
5.25%, 01/01/18	(NPFGC)	500	546,205

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Illinois State Toll Highway Authority RB
Series A
5.00%, 12/01/19		$1,000	$1,142,000
Series A-1
5.00%, 01/01/26	(PR 07/01/16) (AGM)	2,000	2,078,680
Series A-2
5.00%, 01/01/27	(PR 07/01/16) (AGM)	5,000	5,196,700
5.00%, 01/01/28	(PR 07/01/16) (AGM)	3,075	3,195,970
5.00%, 01/01/31	(PR 07/01/16) (AGM)	3,035	3,154,397
Series B
5.00%, 12/01/17		1,800	1,961,802
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18		500	469,645
Metropolitan Water Reclamation District of Greater Chicago GO
5.00%, 12/01/35	(PR 12/01/16)	1,830	1,932,736
Metropolitan Water Reclamation District of Greater Chicago GOL
5.00%, 12/01/33	(PR 12/01/16)	1,100	1,161,754
State of Illinois GO
4.00%, 02/01/18		500	518,975
4.00%, 07/01/18		620	644,577
5.00%, 05/01/16		1,000	1,027,380
5.00%, 08/01/16		1,500	1,556,025
5.00%, 01/01/17		1,000	1,045,330
5.00%, 01/01/17	(AGM)	1,000	1,046,690
5.00%, 01/01/18		1,630	1,727,849
5.00%, 08/01/18		1,690	1,804,971
5.00%, 01/01/19		500	534,100
5.00%, 01/01/19	(AGM)	600	649,266
State of Illinois RB
4.00%, 06/15/16		1,855	1,908,591
5.00%, 06/15/16		500	518,380
5.00%, 06/15/17		630	676,614
5.00%, 06/15/18		480	529,752

Security		Principal (000s)	Value
State of Illinois Unemployment Compensation Trust Fund RB
Series A
5.00%, 12/15/15		$1,545	$1,566,831
5.00%, 06/15/16		1,000	1,037,310
Series B
5.00%, 06/15/17	(Call 12/15/16)	1,500	1,586,625
5.00%, 12/15/17	(Call 12/15/16)	500	528,735
5.00%, 06/15/18	(Call 12/15/16)	1,080	1,140,231

			44,071,338
INDIANA — 0.43%
Indiana Finance Authority RB
Series A
4.00%, 02/01/16		265	269,291
5.00%, 02/01/16		775	790,616
5.00%, 02/01/17		1,000	1,063,750
Series C
3.00%, 10/01/16		1,000	1,026,580
Indianapolis Local Public Improvement Bond Bank RB
Series A
5.45%, 01/01/35	(PR 07/01/17) (NPFGC)	850	924,715

			4,074,952
IOWA — 0.07%
Iowa Finance Authority RB
5.00%, 08/01/20		560	655,138

			655,138
KANSAS — 0.17%
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/16		1,180	1,235,850
5.50%, 03/01/19	(AGM)	305	351,262

			1,587,112
KENTUCKY — 0.53%
Kentucky Asset Liability Commission RB
First Series
5.25%, 09/01/19	(NPFGC)	700	805,056
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17		2,345	2,515,833

84	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Kentucky State Property & Building Commission RB
5.25%, 10/01/15	(AGM)	$900	$903,807
5.25%, 10/01/16	(AGM)	510	536,796
5.25%, 02/01/18		240	264,168

			5,025,660
LOUISIANA — 0.39%
East Baton Rouge Sewerage Commission RB
Series A
5.25%, 02/01/34	(PR 02/01/19)	400	455,312
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		400	440,380
5.00%, 06/01/20		325	371,179
Series B
5.00%, 06/01/18	(PR 06/01/16) (AMBAC)	1,200	1,242,324
State of Louisiana GO Series A
5.00%, 11/15/20	(Call 05/15/20)	1,000	1,154,860

			3,664,055
MARYLAND — 3.99%
County of Montgomery MD GO
Series A
5.00%, 11/01/18		2,650	2,985,411
Maryland State Transportation Authority RB
5.00%, 03/01/17		1,000	1,067,280
5.25%, 03/01/16		240	246,091
5.25%, 03/01/17		310	332,013
5.25%, 03/01/18		1,380	1,530,392
State of Maryland Department of Transportation RB
5.00%, 05/01/16		1,000	1,031,760
5.00%, 05/01/17		750	805,080
State of Maryland GO
5.00%, 08/01/19		2,000	2,293,900
5.00%, 03/01/20		1,500	1,742,445
First Series
5.00%, 03/15/17		390	416,980
5.00%, 03/15/22	(PR 03/15/17)	810	864,813
First Series A
5.25%, 03/01/16		250	256,370

Security		Principal (000s)	Value
Second Series
5.00%, 08/01/16		$1,125	$1,174,073
5.00%, 07/15/17		1,500	1,623,585
5.00%, 08/01/17		2,000	2,168,220
5.00%, 07/15/18		1,000	1,116,400
5.00%, 08/01/19	(PR 08/01/16)	1,415	1,475,887
5.00%, 07/15/22	(PR 07/15/18)	1,280	1,426,970
Second Series B
5.00%, 08/01/17		1,000	1,084,110
Second Series C
5.00%, 11/01/16		1,135	1,197,016
Second Series E
5.00%, 08/01/16		1,000	1,043,620
Series A
5.00%, 03/01/19		1,300	1,473,953
5.00%, 03/01/20		1,000	1,161,630
Series B
4.50%, 08/01/19		1,000	1,126,620
5.00%, 08/01/18		2,000	2,235,920
5.00%, 08/01/20	(PR 08/01/19)	1,175	1,347,584
5.00%, 08/01/21	(PR 08/01/19)	1,700	1,949,696
5.00%, 08/01/23	(PR 08/01/19)	2,285	2,620,621

			37,798,440
MASSACHUSETTS — 6.57%
Commonwealth of Massachusetts GO
Series C
5.50%, 12/01/16	(AGM)	1,000	1,064,750
5.50%, 12/01/17	(AGM)	1,720	1,904,642
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16		1,500	1,566,390
5.00%, 04/01/18		1,500	1,657,500
5.00%, 04/01/19		1,000	1,135,910
Series B
5.00%, 08/01/16		720	751,867
5.00%, 08/01/18		1,000	1,116,880
5.00%, 08/01/19		1,000	1,145,490
5.25%, 08/01/16		500	523,275
Series C
5.00%, 05/01/16		1,025	1,058,272
5.00%, 09/01/16	(PR 09/01/15)	715	715,000
5.00%, 08/01/19		2,000	2,290,980

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 08/01/20		$500	$585,335
5.00%, 09/01/21	(PR 09/01/15)	715	715,000
5.00%, 09/01/22	(PR 09/01/15)	5,775	5,775,000
5.00%, 09/01/24	(PR 09/01/15)	500	500,000
5.00%, 09/01/25	(PR 09/01/15)	1,630	1,630,000
5.25%, 08/01/25	(PR 08/01/17) (AGM)	6,000	6,517,560
5.50%, 11/01/15		2,475	2,497,374
Series D
4.75%, 08/01/25	(PR 08/01/16)	1,250	1,300,737
5.00%, 08/01/21	(PR 08/01/16)	2,055	2,143,118
5.00%, 08/01/22	(PR 08/01/16)	715	745,659
5.50%, 11/01/16		500	530,430
5.50%, 10/01/17		800	880,152
Series E
5.00%, 11/01/23	(PR 11/01/16) (AMBAC)	500	527,000
5.00%, 11/01/24	(PR 11/01/16) (AMBAC)	265	279,310
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16		250	260,005
Massachusetts Bay Transportation Authority RB
Series C
5.00%, 07/01/31	(PR 07/01/18)	4,190	4,675,705
5.00%, 07/01/34	(PR 07/01/18)	1,000	1,115,920
5.50%, 07/01/16		2,015	2,104,567
5.50%, 07/01/18		1,700	1,921,833
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17		1,000	1,088,870
Series A
5.25%, 08/01/16		250	261,475
5.25%, 08/01/19		250	289,333
Massachusetts Department of Transportation RB
Series B
5.00%, 01/01/17		720	762,300
Massachusetts School Building Authority RB
Series B
5.00%, 08/15/17		500	542,635

Security		Principal (000s)	Value
5.00%, 08/15/18		$1,500	$1,678,395
5.00%, 08/15/19		1,000	1,145,760
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/17		1,000	1,064,720
5.00%, 08/01/31	(PR 08/01/16) (AMBAC)	2,000	2,084,580
Series B
5.00%, 08/01/19		2,235	2,562,964
Series J
5.25%, 08/01/16	(AGM)	1,000	1,046,250

			62,162,943
MICHIGAN — 1.41%
Michigan Finance Authority RB
5.00%, 07/01/18		500	546,895
5.00%, 01/01/20	(Call 07/01/19)	1,075	1,225,414
5.00%, 07/01/20	(Call 07/01/19)	1,000	1,139,720
Series A
5.00%, 07/01/16		1,175	1,222,341
5.00%, 01/01/17		1,000	1,060,270
5.00%, 07/01/17		1,250	1,350,837
5.00%, 07/01/18		1,000	1,115,920
5.00%, 07/01/19		2,070	2,368,825
Michigan State Building Authority RB
5.00%, 04/15/20		1,000	1,153,140
State of Michigan Trunk Line Revenue RB
2.00%, 11/15/15		1,000	1,003,950
5.00%, 11/15/18		1,000	1,125,950

			13,313,262
MINNESOTA — 1.49%
Minnesota Public Facilities Authority RB
Series B
5.00%, 03/01/18		710	783,556
Southern Minnesota Municipal Power Agency RB
Series A
5.25%, 01/01/17	(AMBAC)	850	902,879
State of Minnesota GO
5.00%, 10/01/15		500	502,045
5.00%, 08/01/16		775	808,728

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 08/01/17		$2,635	$2,855,049
5.00%, 08/01/19	(PR 08/01/17)	1,500	1,624,665
Series A
5.00%, 10/01/15	(ETM)	15	15,061
5.00%, 10/01/15		1,060	1,064,335
5.00%, 10/01/16	(ETM)	10	10,502
5.00%, 10/01/16		990	1,040,391
Series D
5.00%, 08/01/18		500	558,670
5.00%, 08/01/19		1,500	1,719,795
Series F
5.00%, 10/01/18		1,000	1,123,090
State of Minnesota RB
Series B
5.00%, 03/01/17		1,000	1,066,600

			14,075,366
MISSISSIPPI — 0.23%
State of Mississippi GO
Series A
5.50%, 12/01/15		1,000	1,013,490
Series C
5.00%, 10/01/19		1,000	1,149,670

			2,163,160
MISSOURI — 1.54%
Missouri Highway & Transportation Commission RB
5.00%, 05/01/16		500	516,130
5.00%, 05/01/17		690	741,274
5.00%, 02/01/18		250	275,215
5.00%, 02/01/19		600	679,068
5.00%, 05/01/19		1,000	1,139,900
5.00%, 02/01/20	(Call 02/01/17)	1,400	1,487,668
5.25%, 05/01/18	(PR 05/01/17)	3,590	3,868,728
5.25%, 05/01/21	(PR 05/01/17)	755	813,618
5.25%, 05/01/22	(PR 05/01/17)	350	377,174
Series A
5.00%, 05/01/21	(PR 05/01/16)	1,000	1,031,660
Series B
5.00%, 05/01/24	(PR 05/01/16)	2,000	2,063,320
5.00%, 05/01/25	(PR 05/01/16)	1,500	1,547,490

			14,541,245

Security		Principal (000s)	Value
NEBRASKA — 0.17%
Omaha Public Power District RB
Series A
5.00%, 02/01/16		$1,000	$1,020,270
Series B
5.00%, 02/01/20		500	578,040

			1,598,310
NEVADA — 1.32%
Clark County School District GOL
Series A
4.00%, 06/15/16	(AMBAC)	1,000	1,029,270
Series C
5.00%, 06/15/18	(PR 12/15/15) (AGM)	1,000	1,014,010
5.00%, 06/15/22	(PR 12/15/15) (AGM)	560	567,846
5.00%, 06/15/23	(PR 12/15/15) (AGM)	2,100	2,129,421
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18		2,750	3,051,592
Series D
5.00%, 07/01/16		90	93,478
State of Nevada RB
4.00%, 12/01/15		825	833,044
5.00%, 06/01/16		1,500	1,554,300
5.00%, 12/01/17		2,000	2,191,540

			12,464,501
NEW JERSEY — 4.78%
Garden State Preservation Trust RB
Series A
5.80%, 11/01/22	(PR 11/01/15) (AGM)	1,800	1,817,046
Series B
6.38%, 11/01/15	(NPFGC)	2,200	2,222,726
Series C
5.13%, 11/01/16	(AGM)	1,250	1,317,800
New Jersey Building Authority RB
Series A
5.00%, 06/15/17		750	789,758

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
New Jersey Economic Development Authority RB
5.00%, 06/15/16		$500	$513,990
5.00%, 06/15/17		1,000	1,053,230
5.00%, 12/15/17	(ETM)	195	213,773
5.00%, 12/15/17		855	905,590
5.00%, 06/15/18		250	268,070
5.00%, 06/15/19		750	797,167
5.50%, 06/15/16	(ETM)	200	208,300
Series A
5.00%, 05/01/17		425	446,463
5.00%, 05/01/18		1,125	1,190,227
Series DD
5.00%, 12/15/16		1,000	1,047,380
Series EE
5.00%, 09/01/15		1,000	1,000,000
5.00%, 09/01/17		1,500	1,628,490
5.00%, 09/01/18		2,220	2,359,793
5.00%, 09/01/20		1,000	1,063,840
Series GG
5.00%, 09/01/17	(SAP)	795	863,100
Series NN
5.00%, 03/01/19		1,500	1,698,870
Series PP
5.00%, 06/15/19		1,000	1,062,890
Series W
5.00%, 03/01/16		1,670	1,710,180
5.00%, 03/01/17		520	551,247
New Jersey Educational Facilities Authority RB
Series B
4.50%, 07/01/37	(PR 07/01/16) (NPFGC)	675	698,922
New Jersey Sports & Exposition Authority RB
Series B
5.00%, 09/01/18	(SAP)	1,000	1,062,970
New Jersey State Turnpike Authority RB
Series B
5.00%, 01/01/19		2,220	2,488,620
Series C
6.50%, 01/01/16		590	602,142

Security		Principal (000s)	Value
New Jersey Transit Corp. RB
Series A
5.00%, 09/15/16		$500	$522,675
5.00%, 09/15/18		500	549,080
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		750	794,783
5.25%, 12/15/19		1,000	1,076,840
5.50%, 12/15/15	(AMBAC)	800	811,000
5.50%, 12/15/16	(AGM)	500	527,870
Series B
5.00%, 06/15/20		2,100	2,232,825
5.25%, 12/15/15	(AMBAC)	1,010	1,023,160
5.25%, 12/15/16	(PR 12/15/15) (NPFGC)	550	558,135
5.50%, 12/15/16	(NPFGC)	1,450	1,527,937
5.50%, 12/15/17	(NPFGC)	500	540,365
Series C
5.50%, 12/15/15	(AGM)	400	405,588
5.50%, 12/15/16	(AGM)	375	395,903
5.50%, 12/15/17	(AGM)	1,505	1,633,181
New Jersey Turnpike Authority RB
Series B
5.00%, 01/01/20		1,000	1,145,390
State of New Jersey GO
Series H
5.25%, 07/01/16		500	519,420
Series L
5.25%, 07/15/17	(AMBAC)	1,300	1,397,188

			45,243,924
NEW MEXICO — 0.29%
New Mexico Finance Authority RB
5.00%, 06/15/18		2,500	2,784,550

			2,784,550
NEW YORK — 16.38%
City of New York NY GO
Series E
5.00%, 08/01/19	(Call 08/01/17)	1,085	1,172,549
City of New York NY GO
5.00%, 08/01/18		4,250	4,736,965
5.00%, 08/01/20		1,000	1,161,590

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series 1
5.00%, 08/01/20		$1,000	$1,161,590
Series A
5.00%, 08/01/19		3,650	4,158,226
Series A-1
5.00%, 08/15/16		795	831,196
5.00%, 08/01/17		400	433,512
Series B
5.00%, 08/01/18		2,465	2,747,440
5.00%, 08/01/19		1,000	1,139,240
Series B-1
5.00%, 09/01/15		500	500,000
Series C
5.00%, 08/01/16		940	981,134
5.00%, 08/01/17		1,150	1,246,347
5.25%, 08/01/16		350	366,117
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	2,000	2,174,020
Series F-1
5.00%, 09/01/16	(PR 09/01/15)	25	25,000
5.00%, 09/01/16	(Call 09/14/15)	210	210,365
Series G
5.00%, 08/01/18		1,390	1,549,266
5.00%, 08/01/18	(Call 02/01/16) (NPFGC)	1,495	1,525,588
5.00%, 08/01/19		500	569,620
Series I
5.00%, 08/01/16		1,200	1,252,512
5.00%, 08/01/17		520	563,566
5.00%, 08/01/18		1,400	1,560,412
Series I-1
5.00%, 08/01/16		1,000	1,043,760
5.00%, 02/01/17		365	388,349
5.00%, 08/01/17		1,150	1,246,347
Series J
3.00%, 08/01/16		400	410,184
5.00%, 08/01/16		2,000	2,087,520
5.00%, 08/01/19		1,200	1,367,088
Long Island Power Authority RB
Series A
5.00%, 12/01/16	(Call 06/01/16) (AGM)	300	310,269

Security		Principal (000s)	Value
Series B
5.25%, 04/01/19		$250	$282,585
Series E
5.00%, 12/01/17	(Call 12/01/16)	1,000	1,055,220
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	500	555,720
Series A
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,760	2,770,736
5.00%, 04/01/23	(PR 10/01/15) (FGIC)	325	326,333
5.75%, 07/01/16	(SAP)	200	209,134
5.75%, 01/01/18	(SAP)	385	428,108
5.75%, 07/01/18	(AGM-CR)	30	33,980
Series B
5.00%, 11/15/25	(PR 11/15/15) (AMBAC)	3,150	3,181,752
Series C
5.00%, 11/15/19		900	1,034,352
Series D
4.00%, 11/15/15		2,610	2,630,984
5.00%, 11/15/16		1,600	1,688,272
5.00%, 11/15/17		1,625	1,775,394
5.00%, 11/15/18		605	680,129
Series F
5.00%, 11/15/17		1,500	1,638,825
5.00%, 11/15/19		1,100	1,264,208
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15		2,455	2,475,131
5.00%, 02/01/16	(ETM)	220	224,418
5.00%, 02/01/16		1,680	1,714,070
5.00%, 11/01/16	(ETM)	70	73,661
5.00%, 11/01/16		500	527,425
5.00%, 11/01/17	(ETM)	90	98,326
5.00%, 11/01/17		685	749,198
Series A
5.00%, 11/01/16		680	717,298
Series A-2
5.00%, 11/01/17	(Call 11/01/15)	605	610,021

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series B
4.50%, 11/01/19		$330	$373,831
5.00%, 11/01/15	(ETM)	490	493,925
5.00%, 11/01/15		315	317,583
5.00%, 11/01/18		1,000	1,128,020
Series C
5.00%, 11/01/19		1,500	1,729,605
Series D
5.00%, 11/01/15	(ETM)	155	156,242
5.00%, 11/01/15		440	443,608
Series E
5.00%, 11/01/15		1,000	1,008,200
5.00%, 11/01/17		465	508,580
5.00%, 11/01/18		1,515	1,708,950
New York City Water & Sewer System RB
Series CC-2
5.00%, 06/15/18	(Call 12/15/16)	700	742,560
Series DD
4.00%, 06/15/18	(Call 12/15/16)	1,000	1,045,390
Series EE
5.00%, 06/15/16		410	425,465
5.00%, 06/15/17		200	215,900
Series GG
5.00%, 06/15/20		500	583,380
New York Local Government Assistance Corp. RB
Series A-5/6
5.00%, 04/01/18		435	482,211
5.50%, 04/01/19		400	461,976
New York Municipal Bond Bank Agency RB
Series A
4.00%, 12/01/15	(SAW)	660	666,376
New York State Dormitory Authority RB
5.00%, 07/01/16		385	400,377
5.00%, 07/01/17		500	538,805
5.00%, 03/15/18		2,500	2,764,000
Series 2014
5.00%, 02/15/19		5,500	6,210,325
5.00%, 02/15/20		2,000	2,307,260

Security		Principal (000s)	Value
Series A
4.00%, 05/15/17		$350	$370,293
4.00%, 05/15/18		1,000	1,082,770
5.00%, 03/15/16		555	569,358
5.00%, 02/15/17		1,000	1,064,090
5.00%, 05/15/17		250	268,730
5.00%, 02/15/18		700	770,896
5.00%, 02/15/19		1,000	1,129,150
5.00%, 03/15/19		250	283,803
5.50%, 05/15/17		275	297,699
Series B
5.00%, 03/15/17		1,000	1,067,420
Series C
5.00%, 03/15/19	(Call 03/15/18)	1,000	1,106,310
Series D
5.00%, 06/15/16		1,040	1,078,906
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		515	559,939
Series A
5.00%, 06/15/17		600	647,028
5.00%, 06/15/19		2,000	2,288,280
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series B
5.00%, 04/01/16		1,395	1,433,809
5.00%, 04/01/18		1,710	1,892,337
New York State Thruway Authority RB
5.00%, 04/01/17		720	770,148
Series A
5.00%, 03/15/16		1,330	1,364,407
5.00%, 03/15/17		190	202,810
5.00%, 03/15/18	(Call 09/15/17)	1,055	1,150,277
5.00%, 05/01/19		10,185	11,506,504
5.00%, 03/15/20		650	751,302
Series B
5.00%, 04/01/16	(Call 10/01/15)	1,990	1,998,119
5.00%, 04/01/18	(PR 10/01/15) (AMBAC)	265	266,081
5.00%, 04/01/18	(Call 10/01/15) (AMBAC)	1,735	1,742,079
5.50%, 04/01/20	(AMBAC)	3,240	3,836,030

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series H
5.00%, 01/01/17	(NPFGC)	$605	$640,713
5.00%, 01/01/20	(Call 01/01/18) (NPFGC)	500	546,250
New York State Urban Development Corp. RB
5.00%, 12/15/17		400	438,656
5.00%, 03/15/20		2,000	2,311,700
Series A
5.00%, 03/15/16		2,025	2,077,387
5.00%, 03/15/17		455	485,676
5.00%, 01/01/18	(AGM)	1,125	1,234,552
5.00%, 03/15/18		1,850	2,042,899
5.00%, 03/15/19		2,500	2,829,650
Series A-1
5.00%, 12/15/16		1,085	1,149,796
Series A-2
5.00%, 01/01/20		1,500	1,728,975
Series B
5.00%, 01/01/17		245	259,563
Series D
5.00%, 01/01/16		510	518,272
5.25%, 01/01/17		200	212,552
Port Authority of New York & New Jersey RB
Series 179
5.00%, 12/01/18		675	759,105
Sales Tax Asset Receivable Corp. RB
Series A
3.00%, 10/15/16		1,000	1,030,370
5.00%, 10/15/15		1,000	1,006,020
5.00%, 10/15/17		500	545,660
5.00%, 10/15/19		1,200	1,383,348
Triborough Bridge & Tunnel Authority RB
Series A
5.00%, 11/15/20	(PR 05/15/18)	400	444,568
Series B
5.00%, 11/15/16		1,000	1,054,200
5.00%, 11/15/18		810	915,041
5.00%, 11/15/19		285	329,315
5.25%, 11/15/15		500	505,280

Security		Principal (000s)	Value
Series B3
5.00%, 11/15/38	(Call 11/15/15)	$500	$504,600
Utility Debt Securitization Authority RB
Series TE
5.00%, 06/15/18	(Call 06/15/16)	1,400	1,450,750
5.00%, 12/15/18	(Call 12/15/16)	750	793,935

			155,075,029
NORTH CAROLINA — 2.93%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20		1,000	1,170,990
County of Mecklenburg NC GO
Series C
5.00%, 03/01/17		570	608,526
5.00%, 03/01/18		500	551,930
County of Wake NC GO
4.50%, 03/01/24	(PR 03/01/17)	800	847,400
5.00%, 03/01/16		350	358,481
5.00%, 03/01/19		1,235	1,401,169
Series C
5.00%, 03/01/20		550	639,419
Series D
4.00%, 02/01/17		795	834,782
North Carolina Eastern Municipal Power Agency RB
Series A
5.00%, 01/01/16		350	355,618
5.25%, 01/01/19	(PR 01/01/18) (AGM)	1,000	1,102,160
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19		2,680	2,924,505
5.00%, 01/01/18		1,000	1,094,672
State of North Carolina GO
Series 2013D
4.00%, 06/01/20		1,000	1,123,020
Series A
5.00%, 03/01/16		1,745	1,787,281
5.00%, 09/01/16		285	298,489
5.00%, 03/01/17		1,445	1,542,668
Series B
5.00%, 04/01/16		1,585	1,629,665
5.00%, 06/01/18		240	267,000

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series C
5.00%, 05/01/18		$3,285	$3,645,233
5.00%, 05/01/19		1,105	1,259,589
Series E
5.00%, 05/01/18		1,400	1,553,524
State of North Carolina RB
5.00%, 03/01/17		1,000	1,065,510
5.00%, 03/01/18		1,545	1,698,573

			27,760,204
OHIO — 0.23%
State of Ohio GO
Series A
5.00%, 09/15/16		1,000	1,049,400
State of Ohio RB
Series B
5.00%, 12/15/19		1,000	1,155,550

			2,204,950
OKLAHOMA — 0.29%
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/18		100	111,116
Oklahoma Turnpike Authority RB
Series A
5.00%, 01/01/17		1,175	1,245,336
5.00%, 01/01/18		1,290	1,414,356

			2,770,808
OREGON — 0.71%
City of Portland OR Sewer System Revenue RB
5.00%, 06/01/20		1,000	1,166,280
Series A
5.00%, 06/15/18		1,000	1,111,400
State of Oregon Department of Transportation RB
5.00%, 11/15/17		1,250	1,368,000
Series A
5.00%, 11/15/33	(PR 05/15/19)	1,775	2,022,755
Tri-County Metropolitan Transportation District RB
5.00%, 11/01/18	(Call 05/01/17)	1,000	1,072,420

			6,740,855

Security		Principal (000s)	Value
PENNSYLVANIA — 3.44%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 01/01/20		$400	$459,788
Series C
5.00%, 08/01/17	(AGM)	450	486,770
Commonwealth of Pennsylvania GO
5.00%, 03/15/20		1,000	1,144,280
First Series
4.00%, 09/01/16		750	777,578
5.00%, 07/01/18		400	443,632
5.00%, 11/15/18		900	1,008,810
Second Series
5.00%, 03/01/16		700	716,954
5.00%, 03/01/17		1,000	1,065,200
5.00%, 10/15/17		1,000	1,089,000
5.00%, 01/01/18	(PR 01/01/16)	500	508,095
5.00%, 01/01/19	(PR 01/01/16)	210	213,400
5.00%, 03/01/19	(PR 03/01/17)	1,310	1,397,665
5.00%, 07/01/19		3,000	3,393,270
5.00%, 01/01/21	(PR 01/01/16)	615	624,957
Series A
5.00%, 02/15/16		1,000	1,022,090
5.00%, 07/15/16		1,000	1,041,340
5.00%, 05/01/18		2,700	2,979,477
Third Series
5.00%, 07/15/17		225	242,926
5.38%, 07/01/16	(NPFGC)	720	750,758
5.38%, 07/01/17		355	385,175
5.38%, 07/01/17	(AGM-CR)	500	542,595
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20	(Call 07/01/19)	1,120	1,271,760
Series A
4.00%, 01/01/17		1,420	1,486,541
5.00%, 07/01/16		585	608,517
5.00%, 07/01/17		1,500	1,620,720
5.00%, 01/01/18		780	855,761
5.00%, 07/01/18		1,600	1,784,528
5.00%, 07/01/19		2,000	2,285,480

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16		$500	$518,930
5.00%, 06/15/17		310	334,115
Pennsylvania Turnpike Commission RB
Series B
5.00%, 12/01/17		1,400	1,529,836

			32,589,948
RHODE ISLAND — 0.14%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16		1,320	1,366,570

			1,366,570
SOUTH CAROLINA — 1.12%
Charleston Educational Excellence Finance Corp. RB
5.25%, 12/01/25	(PR 12/01/15)	3,500	3,544,415
Greenville County School District RB
5.50%, 12/01/17		2,000	2,209,160
South Carolina State Public Service Authority RB
Series A
5.00%, 01/01/17	(NPFGC)	1,050	1,113,136
Series E
5.00%, 01/01/16		925	939,976
5.00%, 01/01/17		285	302,137
South Carolina Transportation Infrastructure Bank RB
Series B
5.00%, 10/01/18		350	391,832
State of South Carolina GO
Series A
5.00%, 06/01/17		1,400	1,508,640
5.00%, 06/01/18		555	617,438

			10,626,734
TENNESSEE — 1.42%
City of Memphis TN Electric System Revenue RB
5.00%, 12/01/15		1,030	1,042,586
5.00%, 12/01/16		2,265	2,396,121
5.00%, 12/01/17		1,365	1,494,429
City of Memphis TN GO
5.00%, 10/01/15	(NPFGC)	500	502,040
5.25%, 10/01/17	(NPFGC)	400	437,876

Security		Principal (000s)	Value
County of Shelby TN GO
Series A
5.00%, 04/01/20		$1,500	$1,741,440
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 01/01/20	(PR 01/01/18)	500	548,445
5.00%, 01/01/23	(PR 01/01/18)	1,275	1,398,535
5.00%, 01/01/25	(PR 01/01/18)	320	351,005
Series A
5.00%, 07/01/18		1,500	1,672,095
Series D
5.00%, 07/01/16		750	780,150
State of Tennessee GO
Series A
4.00%, 08/01/17		1,000	1,065,080

			13,429,802
TEXAS — 7.90%
Alvin Independent School District/TX GO
Series B
3.00%, 02/15/36	(PSF)	1,000	1,041,950
Central Texas Turnpike System RB
Series A
5.00%, 08/15/42	(Call 04/01/20)	1,000	1,133,090
City of Corpus Christi TX Utility System Revenue RB
Series B
2.00%, 07/15/45	(Call 01/15/17)	500	507,875
City of Dallas TX GOL
Series A
5.00%, 02/15/18	(ETM)	5	5,506
5.00%, 02/15/18		1,970	2,170,290
5.00%, 02/15/20		1,295	1,498,289
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/16	(AMBAC)	600	630,606
City of Houston TX Combined Utility System Revenue RB
Series C
5.00%, 11/15/18		1,950	2,195,602
5.00%, 05/15/20		1,000	1,160,820

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series E
5.00%, 11/15/15		$1,375	$1,388,874
5.00%, 11/15/16		500	528,320
City of Houston TX GOL
Series A
5.00%, 03/01/17		1,250	1,333,250
5.00%, 03/01/18		2,850	3,141,498
5.00%, 03/01/19		635	718,572
5.00%, 03/01/20	(Call 03/01/19)	350	394,517
City Public Service Board of San Antonio TX RB
5.00%, 02/01/16		1,000	1,020,360
5.00%, 02/01/18		1,475	1,567,877
5.00%, 02/01/19		1,000	1,129,080
5.00%, 02/01/20		1,475	1,705,159
Series A
5.00%, 02/01/24	(PR 02/01/16)	1,225	1,249,672
5.00%, 02/01/25	(PR 02/01/16)	1,375	1,402,692
Series D
5.00%, 02/01/17		300	319,083
5.00%, 02/01/18		1,500	1,650,345
Clear Creek Independent School District GO
Series B
3.00%, 02/15/35	(PSF)	2,000	2,087,880
County of Harris TX GO
Series C
5.25%, 08/15/19	(AGM)	1,000	1,155,800
Dallas Independent School District GO
4.75%, 08/15/32	(PR 08/15/16) (PSF)	4,000	4,169,640
6.38%, 02/15/34	(PR 02/15/18) (PSF)	1,035	1,175,305
Dallas/Fort Worth International Airport RB
Series A
5.00%, 11/01/15		1,500	1,512,315
5.00%, 11/01/16		285	300,344
Houston Independent School District GOL
4.00%, 06/01/39	(PSF)	2,000	2,111,580
5.00%, 02/15/17	(PSF)	2,000	2,129,540
5.00%, 02/15/19	(PSF)	1,000	1,128,340

Security		Principal (000s)	Value
North Texas Tollway Authority RB
5.75%, 01/01/38	(PR 01/01/18)	$655	$729,474
Series A
5.00%, 01/01/20		1,000	1,147,650
Series C
1.95%, 01/01/38		1,000	1,011,830
State of Texas GO
5.00%, 04/01/17		1,500	1,605,945
5.00%, 10/01/19		1,400	1,609,538
Series A
5.00%, 10/01/19		1,000	1,149,670
Series B
5.00%, 10/01/17		800	872,144
Texas Public Finance Authority RB
5.00%, 01/01/17		1,370	1,452,570
Series A
5.00%, 01/01/16		680	691,104
5.00%, 07/01/16	(PR 01/01/16)	1,240	1,260,076
5.00%, 07/01/17	(PR 01/01/16)	880	894,247
Series B
4.00%, 01/01/18	(Call 07/01/16)	1,000	1,030,900
4.00%, 07/01/18	(Call 01/01/16)	1,000	1,012,420
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/20	(PR 04/01/16)	1,090	1,120,193
5.00%, 04/01/20	(PR 04/01/17)	1,000	1,069,560
5.00%, 10/01/20		1,000	1,173,070
Series A
4.50%, 04/01/16		785	804,970
4.75%, 04/01/17		1,350	1,439,815
5.00%, 04/01/17		250	267,618
5.00%, 04/01/18	(PR 04/01/16)	500	513,850
5.00%, 04/01/19		2,000	2,271,060
University of Texas System (The) RB
Series B
5.00%, 08/15/18		1,675	1,874,342
5.00%, 08/15/19		525	602,779
5.00%, 08/15/24	(PR 08/15/16)	5,250	5,484,150

			74,753,046
UTAH — 1.38%
Intermountain Power Agency RB
Series A
5.00%, 07/01/18		2,250	2,500,762

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
State of Utah GO
Series A
5.00%, 07/01/16		$1,250	$1,300,463
5.00%, 07/01/17		1,645	1,779,281
5.00%, 07/01/18		1,000	1,115,630
5.00%, 07/01/20	(PR 07/01/18)	630	701,719
Series C
5.00%, 07/01/17		200	216,326
5.00%, 07/01/18		800	892,504
Utah Transit Authority RB
Series A
5.00%, 06/15/32	(PR 06/15/18) (AGM)	1,330	1,481,035
5.00%, 06/15/36	(PR 06/15/18) (AGM)	2,000	2,227,120
Series B
4.50%, 06/15/33	(PR 12/15/15) (AGM)	455	460,733
4.75%, 06/15/35	(PR 12/15/15) (AGM)	350	354,662

			13,030,235
VIRGINIA — 1.58%
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	1,560	1,693,193
Series D
5.00%, 06/01/18		1,905	2,119,312
County of Fairfax VA GO
Series B
4.00%, 04/01/19	(SAW)	550	605,792
Series C
5.00%, 10/01/17	(SAW)	1,500	1,635,765
Virginia Public Building Authority RB
Series C
5.00%, 08/01/17		2,910	3,152,548
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	3,000	3,360,480
5.25%, 08/01/16		1,000	1,046,060
Series C
5.00%, 08/01/17	(SAW)	250	270,838
5.00%, 08/01/18	(SAW)	1,000	1,117,290

			15,001,278

Security		Principal (000s)	Value
WASHINGTON — 3.22%
County of King WA Sewer Revenue RB
Series B
5.00%, 01/01/16		$1,000	$1,016,330
Energy Northwest RB
Series A
5.00%, 07/01/17		1,500	1,619,865
5.00%, 07/01/18		2,010	2,237,612
5.00%, 07/01/19		735	837,841
5.25%, 07/01/16		900	937,818
5.25%, 07/01/16	(NPFGC)	190	197,984
5.25%, 07/01/18		1,100	1,232,231
Series B
7.13%, 07/01/16	(NPFGC)	500	528,510
Series C
5.00%, 07/01/16		735	764,356
5.00%, 07/01/17		1,000	1,079,910
5.25%, 07/01/16	(NPFGC)	125	130,253
State of Washington GO
5.00%, 01/01/16		1,810	1,839,557
5.00%, 09/01/16		640	668,928
5.00%, 07/01/19		2,500	2,852,825
5.00%, 02/01/20		1,000	1,156,040
5.00%, 07/01/30	(PR 07/01/17)	2,700	2,915,757
Series A
5.00%, 07/01/26	(PR 07/01/17)	2,025	2,186,818
5.00%, 07/01/31	(PR 07/01/18)	350	390,365
Series R-2010A
5.00%, 01/01/17		150	159,020
Series R-2011C
5.00%, 07/01/16		1,000	1,040,200
5.00%, 07/01/17		650	702,312
5.00%, 07/01/18		1,100	1,226,203
Series R-2013C
5.00%, 07/01/18		2,000	2,229,460
Series S-5
0.00%, 01/01/17		375	371,374
State of Washington RB
5.00%, 09/01/17		1,000	1,082,110
5.00%, 09/01/18		500	556,965
5.00%, 09/01/19		500	569,565

			30,530,209

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iSHARES® SHORT-TERM NATIONAL AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal or Shares (000s)	Value
WISCONSIN — 1.10%
State of Wisconsin GO
Series 1
5.00%, 05/01/16	(AMBAC)	$100	$103,233
5.00%, 05/01/17	(AMBAC)	1,000	1,073,840
5.00%, 05/01/19	(AMBAC)	3,000	3,413,910
5.00%, 05/01/20		1,000	1,163,390
Series A
5.00%, 05/01/16		1,670	1,723,991
State of Wisconsin RB
Series 1
5.00%, 07/01/16		250	260,050
Wisconsin Department of Transportation RB
Series I
5.00%, 07/01/18		1,140	1,270,108
5.00%, 07/01/19		290	330,928
5.00%, 07/01/20		960	1,119,014

			10,458,464

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $940,075,183)			942,692,487

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]		1,157	1,157,475

			1,157,475

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,157,475)			1,157,475

TOTAL INVESTMENTS IN SECURITIES — 99.68%
(Cost: $941,232,658)			943,849,962
Other Assets, Less Liabilities — 0.32%			2,994,566

NET ASSETS — 100.00%			$946,844,528

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —   National Public Finance Guarantee Corp.  –  Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

96	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.43%

NEW YORK — 98.43%
Battery Park City Authority RB
5.00%, 11/01/21		$700	$839,202
Series A
5.00%, 11/01/24	(Call 11/01/23)	855	1,040,150
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40	(Call 01/15/20)	125	143,264
6.38%, 07/15/43	(Call 01/15/20)	700	810,243
City of New York NY GO
5.00%, 08/01/18		650	703,839
5.00%, 10/01/20	(PR 10/01/17)	30	32,657
5.00%, 08/01/26	(Call 08/01/25)	250	300,030
Series 1
5.00%, 08/01/23		250	297,220
Series A
5.00%, 08/01/20	(Call 08/01/16) (AGM)	250	261,048
5.00%, 08/01/21		500	586,200
5.00%, 08/01/25	(PR 08/01/16)	5	5,209
5.00%, 08/01/25	(Call 08/01/16)	395	411,535
5.00%, 08/01/26	(Call 02/01/24)	350	410,599
Series A-1
5.00%, 08/01/17		700	758,646
5.00%, 08/01/19	(Call 08/01/17)	150	162,104
5.00%, 08/01/27	(Call 08/01/21)	250	291,082
5.00%, 08/01/31	(Call 08/01/21)	200	230,536
Series B
5.00%, 08/01/16		135	140,908
5.00%, 08/01/20		100	116,159
Series B-1
5.25%, 09/01/20	(Call 09/01/18)	195	219,416
Series C
5.00%, 08/01/19		680	774,683
Series C-1
5.00%, 10/01/19	(Call 10/01/17)	150	163,052
5.00%, 10/01/20	(Call 10/01/17)	220	238,856
5.00%, 10/01/24	(Call 10/01/17) (AGM)	1,000	1,088,840
Series E
5.00%, 08/01/27	(Call 08/01/19)	500	564,125

Security		Principal (000s)	Value
Series F
5.00%, 08/01/21		$240	$281,376
5.00%, 08/01/31	(Call 02/01/22)	250	281,935
Series F-1
5.00%, 03/01/32	(Call 03/01/23)	350	395,696
5.00%, 03/01/37	(Call 03/01/23)	500	558,530
Series G
4.00%, 08/01/18	(Call 08/01/17)	145	153,941
5.00%, 08/01/24	(PR 08/01/17)	25	27,058
5.00%, 08/01/24	(Call 08/01/17)	150	162,365
Series G-1
5.00%, 04/01/26	(Call 04/01/22)	1,000	1,162,910
5.00%, 04/01/27	(Call 04/01/22)	250	289,735
Series H-1
5.00%, 03/01/23	(Call 03/01/19)	490	548,423
Series I
5.00%, 08/01/23	(Call 08/01/22)	1,000	1,192,390
5.00%, 08/01/27	(Call 08/01/22)	250	290,950
Series I-1
5.00%, 04/01/23	(Call 04/01/19)	160	179,450
Series J
3.00%, 08/01/16		450	461,457
5.00%, 08/01/17		500	541,890
5.00%, 08/01/19		250	284,810
5.00%, 08/01/21		600	703,440
5.00%, 08/01/25	(Call 08/01/24)	1,100	1,314,445
5.00%, 08/01/32	(Call 08/01/24)	525	597,355
Series J-1
5.00%, 05/15/33	(Call 05/15/19)	400	446,636
5.00%, 05/15/36	(Call 05/15/19)	905	1,009,138
Series L-1
5.00%, 04/01/25	(Call 04/01/18)	810	887,971
City of New York NY GOL Series F-1
5.00%, 06/01/35	(Call 06/01/25)	500	571,695
Erie County Industrial Development Agency (The) RB Series A
5.00%, 05/01/31	(Call 05/01/19) (SAW)	100	110,579
Hudson Yards Infrastructure Corp. RB
Series A
4.50%, 02/15/47	(Call 02/15/17) (NPFGC)	675	700,954
5.00%, 02/15/47	(Call 02/15/17)	2,180	2,279,408

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 02/15/47	(Call 02/15/17) (FGIC)	$325	$339,820
5.25%, 02/15/47	(Call 02/15/21)	500	546,970
5.75%, 02/15/47	(Call 02/15/21)	1,000	1,139,450
Long Island Power Authority RB
Series A
5.00%, 12/01/19	(PR 06/01/16) (NPFGC-FGIC)	80	82,802
5.00%, 05/01/38	(Call 05/01/21)	1,000	1,089,320
5.00%, 09/01/44	(Call 09/01/24)	500	549,375
5.50%, 04/01/22	(Call 04/01/19)	500	557,535
5.50%, 05/01/33	(Call 05/01/19) (BHAC)	625	714,987
5.75%, 04/01/39	(Call 04/01/19)	380	426,303
6.25%, 04/01/33	(Call 04/01/19)	250	287,825
Series B
5.00%, 09/01/29	(Call 09/01/22)	250	277,195
5.00%, 12/01/35	(Call 06/01/16)	350	359,782
5.25%, 04/01/19		290	327,799
Series C
5.00%, 09/01/35	(Call 09/01/16)	225	233,181
Series E
5.00%, 12/01/17	(Call 12/01/16)	125	132,161
5.00%, 12/01/21	(Call 12/01/16) (NPFGC-FGIC)	400	420,900
5.00%, 12/01/22	(Call 12/01/16) (NPFGC-FGIC)	250	263,063
Metropolitan Transportation Authority RB
4.00%, 11/15/33	(Call 08/15/20)	150	166,716
Series A
0.00%, 11/15/30		850	496,595
4.75%, 11/15/27	(Call 11/15/15) (NPFGC)	200	201,912
4.75%, 04/01/28	(PR 10/01/15) (FGIC)	2,255	2,263,772
5.00%, 11/15/18		250	280,708
5.00%, 11/15/24	(Call 11/15/22)	250	298,147
5.00%, 11/15/31	(Call 11/15/16)	600	631,020
5.00%, 11/15/37	(Call 11/15/21)	455	510,023
5.00%, 11/15/46	(Call 11/15/21)	500	554,375
5.50%, 11/15/39	(Call 11/15/18)	700	780,682

Security		Principal (000s)	Value
Series A-1
5.00%, 11/15/40	(Call 05/15/25)	$1,630	$1,816,863
5.00%, 11/15/44	(Call 11/15/23)	350	385,605
Series B
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	1,600	1,614,352
5.00%, 11/15/34	(Call 11/15/19)	650	734,506
5.00%, 11/15/44	(Call 05/15/24)	400	442,812
Series C
5.00%, 11/15/41	(Call 11/15/22)	500	553,075
5.00%, 11/15/42	(Call 05/15/23)	1,200	1,318,044
6.25%, 11/15/23	(Call 11/15/18)	100	116,518
Series D
4.00%, 11/15/15		100	100,804
4.00%, 11/15/32	(Call 11/15/22)	250	259,720
5.00%, 11/15/19		145	166,646
5.00%, 11/15/25	(Call 11/15/22)	230	271,934
5.00%, 11/15/30	(Call 11/15/22)	890	1,030,344
5.00%, 11/15/38	(Call 11/15/23)	250	278,040
Series D-1
5.00%, 11/01/22		250	296,680
5.00%, 11/15/39	(Call 11/15/24)	900	1,003,167
Series E
5.00%, 11/15/42	(Call 11/15/22)	400	442,192
Series F
5.00%, 11/15/30	(Call 11/15/22)	250	289,422
Nassau County Interim Finance Authority RB Series A
5.00%, 11/15/16		1,465	1,546,425
Nassau County Sewer & Storm Water Finance Authority RB
Series A
5.13%, 11/01/23	(PR 11/01/18) (BHAC)	250	283,090
5.38%, 11/01/28	(PR 11/01/18) (BHAC)	235	267,935
New York City Educational Construction Fund RB Series A
5.75%, 04/01/41	(Call 04/01/21)	445	527,632
New York City Industrial Development Agency RB
4.50%, 03/01/39	(Call 09/01/16) (FGIC)	270	272,870

98	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 03/01/31	(Call 09/01/16) (FGIC)	$210	$216,325
5.00%, 03/01/36	(Call 09/01/16) (NPFGC)	275	284,191
5.00%, 03/01/46	(Call 09/01/16) (FGIC)	455	468,664
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.50%, 01/15/38	(Call 01/15/18) (SAW)	235	241,105
4.75%, 01/15/38	(Call 01/15/18) (SAW)	250	259,938
5.00%, 01/15/26	(Call 01/15/18) (SAW)	470	513,743
5.00%, 07/15/32	(Call 07/15/22) (SAW)	340	386,910
5.00%, 01/15/34	(Call 01/15/18) (SAW)	500	540,930
5.00%, 07/15/43	(Call 01/15/25) (SAW)	425	478,439
Series S-1A
5.00%, 07/15/33	(Call 07/15/21) (SAW)	420	478,460
Series S-2
5.00%, 01/15/37	(Call 01/15/17) (NPFGC-FGIC)	100	104,813
Series S-3
5.25%, 01/15/30	(Call 01/15/19) (SAW)	500	559,430
Series S-4
5.50%, 01/15/39	(Call 01/15/19) (SAW)	500	567,215
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/15	(ETM)	100	100,801
5.00%, 11/01/16		235	247,890
5.00%, 08/01/21	(PR 08/01/16)	725	756,189
5.00%, 08/01/29	(Call 08/01/24)	500	583,250
5.00%, 11/01/30	(Call 05/01/17)	40	42,452
5.00%, 11/01/30	(PR 05/01/17)	60	64,438
5.00%, 02/01/41	(Call 02/01/25)	1,000	1,134,880

Security		Principal (000s)	Value
Series A
5.00%, 11/01/21		$500	$592,330
5.00%, 11/01/27	(Call 11/01/21)	400	464,824
5.00%, 05/01/29	(Call 05/01/19)	150	168,584
5.00%, 11/01/38	(Call 11/01/23)	350	394,142
Series A-1
5.00%, 08/01/20	(PR 08/01/16)	1,000	1,043,020
5.00%, 08/01/31	(Call 08/01/24)	340	392,846
5.00%, 08/01/33	(Call 08/01/24)	325	373,321
5.00%, 11/01/42	(Call 11/01/23)	400	448,316
Series B
5.00%, 11/01/19		400	461,228
5.00%, 11/01/20	(Call 11/01/19)	525	612,143
5.00%, 11/01/21	(PR 05/01/17)	165	177,261
5.00%, 11/01/21	(Call 05/01/17)	85	91,034
Series B1
5.00%, 11/01/37	(Call 05/01/24)	1,500	1,700,460
Series C
5.00%, 11/01/39	(Call 11/01/20)	250	284,020
Series D
5.00%, 11/01/23	(Call 05/01/20)	250	290,600
5.00%, 02/01/25	(Call 02/01/21)	155	179,076
5.00%, 02/01/27	(Call 02/01/21)	250	286,700
5.00%, 02/01/31	(Call 02/01/21)	300	345,273
5.00%, 02/01/35	(Call 02/01/21)	500	574,390
Series E
5.00%, 11/01/23	(Call 05/01/21)	115	133,909
Series E-1
5.00%, 02/01/42	(Call 02/01/22)	250	279,755
Series F-1
5.00%, 05/01/39	(Call 05/01/22)	670	754,708
Series I
5.00%, 05/01/42	(Call 05/01/23)	325	362,141
New York City Trust for Cultural Resources RB
5.00%, 04/01/31	(Call 10/01/18)	500	550,505
New York City Water & Sewer System RB
5.00%, 06/15/26	(Call 06/15/21)	750	875,280
5.00%, 06/15/31	(Call 06/15/21)	160	183,659
5.00%, 06/15/39	(Call 06/15/25)	400	457,548
5.00%, 06/15/44	(Call 12/15/21)	500	555,085
5.38%, 06/15/43	(Call 12/15/20)	125	145,716

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series A
5.00%, 06/15/38	(Call 06/15/17)	$350	$372,813
5.50%, 06/15/21	(PR 06/15/18)	660	745,727
Series AA
5.00%, 06/15/37	(Call 06/15/17)	100	106,225
5.00%, 06/15/44	(Call 06/15/21)	150	165,324
Series BB
4.00%, 06/15/47	(Call 12/15/22)	400	406,820
5.00%, 06/15/31	(Call 06/15/20)	500	569,920
5.00%, 06/15/47	(Call 12/15/22)	460	507,766
Series C
4.75%, 06/15/33	(Call 06/15/16)	250	256,925
Series CC
5.00%, 06/15/29	(Call 06/15/18)	185	204,125
5.00%, 06/15/45	(Call 12/15/21)	1,100	1,219,196
5.00%, 06/15/47	(Call 06/15/23)	400	444,028
Series CC-1
5.00%, 06/15/47	(Call 06/15/24)	1,000	1,115,000
Series DD
4.00%, 06/15/18	(Call 12/15/16)	500	522,695
4.75%, 06/15/35	(Call 06/15/17)	250	264,463
4.75%, 06/15/36	(Call 06/15/17)	330	348,909
5.00%, 06/15/35	(Call 06/15/23)	400	456,972
5.00%, 06/15/39	(Call 06/15/24)	500	568,455
Series EE
5.00%, 06/15/34	(Call 06/15/22)	500	566,240
Series FF
5.00%, 06/15/45	(Call 06/15/22)	950	1,046,254
Series FF-2
5.00%, 06/15/40	(Call 06/15/19)	250	279,505
Series GG
5.00%, 06/15/26	(Call 06/15/21)	260	302,812
5.00%, 06/15/37	(Call 06/15/25)	500	575,100
5.00%, 06/15/39	(Call 06/15/25)	500	571,935
Series GG-1
5.00%, 06/15/39	(Call 06/15/19)	1,675	1,873,990
5.25%, 06/15/32	(Call 06/15/19)	750	850,665
Series GG-2
5.25%, 06/15/40	(Call 06/15/19)	115	129,712
New York City Water & Sewer System RB BAB
5.00%, 06/15/18		500	558,060

Security		Principal (000s)	Value
New York Convention Center Development Corp. RB
5.00%, 11/15/30	(Call 11/15/15) (AMBAC)	$375	$378,746
5.00%, 11/15/35	(Call 11/15/15) (AMBAC)	500	504,995
5.00%, 11/15/40	(Call 11/15/25)	250	279,433
5.00%, 11/15/44	(Call 11/15/15) (AMBAC)	645	651,444
New York Liberty Development Corp. RB
5.00%, 12/15/41	(Call 12/15/21) (GOI)	1,270	1,419,161
5.25%, 12/15/43	(Call 12/15/21) (GOI)	740	844,762
5.75%, 11/15/51	(Call 11/15/21)	90	103,804
New York Local Government Assistance Corp. RB
Series A
5.00%, 04/01/19	(Call 04/01/18)	1,700	1,895,546
5.00%, 04/01/20	(Call 04/01/18)	150	165,815
Series A-5/6
5.00%, 04/01/17		675	722,898
5.00%, 04/01/18		1,000	1,108,530
5.50%, 04/01/19		125	144,368
Series B
5.00%, 04/01/19	(GOI)	285	324,165
Series C
5.50%, 04/01/17	(GOI)	450	474,214
Series E
5.25%, 04/01/16	(GOI)	75	77,222
New York Municipal Bond Bank Agency RB
4.00%, 12/01/17	(SAW)	710	761,042
5.00%, 12/01/19	(SAW)	50	57,367
Series A
4.00%, 12/01/15	(SAW)	1,675	1,691,180
New York Power Authority (The) RB
Series A
4.50%, 11/15/47	(Call 11/15/17) (NPFGC)	355	362,533
5.00%, 11/15/22	(GOI)	335	402,308
5.00%, 11/15/38	(Call 11/15/21) (GOI)	410	457,818

100	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
Series C
5.00%, 11/15/15	(NPFGC)	$550	$555,538
5.00%, 11/15/16	(NPFGC)	175	184,727
5.00%, 11/15/17		430	470,269
5.00%, 11/15/20	(Call 11/15/17) (NPFGC)	250	273,760
5.00%, 11/15/21	(Call 11/15/17) (NPFGC)	350	383,026
New York State Dormitory Authority RB
5.00%, 07/01/22	(Call 07/01/18)	750	835,548
5.50%, 07/01/18	(NPFGC-FGIC)	375	422,696
5.50%, 07/01/23	(NPFGC)	200	243,792
Series 1
5.50%, 07/01/40	(AMBAC)	400	507,820
Series A
4.00%, 05/15/17		150	158,697
5.00%, 03/15/20		300	346,755
5.00%, 05/15/20		520	604,495
5.00%, 12/15/20		150	176,150
5.00%, 03/15/22		435	520,264
5.00%, 12/15/24	(Call 12/15/22)	250	299,992
5.00%, 12/15/25	(Call 12/15/22)	1,000	1,194,400
5.00%, 02/15/26	(Call 02/15/24)	355	423,646
5.00%, 03/15/28	(Call 03/15/18)	250	273,200
5.00%, 03/15/31	(Call 03/15/25)	1,000	1,157,640
5.00%, 03/15/32	(Call 03/15/24)	340	395,335
5.00%, 03/15/35	(Call 03/15/25)	500	573,035
5.00%, 07/01/37	(Call 07/01/22)	250	281,993
5.00%, 03/15/38	(Call 03/15/23)	500	564,500
5.00%, 02/15/43	(Call 02/15/23)	500	561,385
5.00%, 07/01/43	(Call 07/01/23)	1,025	1,144,371
5.00%, 03/15/44	(Call 03/15/24)	500	565,580
5.00%, 07/01/45	(Call 07/01/25)	100	110,891
Series B
5.00%, 03/15/20		475	549,029
5.00%, 03/15/28	(Call 03/15/19)	200	223,106
5.00%, 02/15/31	(Call 02/15/25)	1,000	1,156,450
5.00%, 03/15/31	(Call 03/15/22)	1,050	1,195,887
5.00%, 07/01/33	(Call 07/01/18) (AGM)	105	114,407
5.00%, 03/15/42	(Call 03/15/22)	600	668,124
Series C
5.00%, 03/15/22	(Call 03/15/18)	500	550,095

Security		Principal (000s)	Value
5.00%, 12/15/22	(PR 12/15/16)	$500	$529,805
5.00%, 03/15/25	(Call 03/15/18)	525	575,794
5.00%, 03/15/31	(Call 03/15/21)	250	288,485
5.00%, 12/15/31	(PR 12/15/16)	95	100,663
5.00%, 12/15/31	(Call 12/15/16)	155	163,510
5.00%, 03/15/35	(Call 03/15/24)	500	566,375
Series D
5.00%, 02/15/40	(Call 02/15/22)	300	334,227
5.00%, 02/15/42	(Call 02/15/22)	250	278,058
Series E
5.00%, 02/15/23		500	598,965
6.13%, 01/01/31	(Call 01/01/19)	250	289,220
New York State Environmental Facilities Corp. RB
5.50%, 06/15/17		750	815,445
Series A
4.00%, 06/15/26	(Call 06/15/22)	420	461,584
4.75%, 06/15/31	(Call 06/15/16)	340	350,353
5.00%, 06/15/16		1,055	1,095,375
5.00%, 06/15/17		100	107,838
5.00%, 06/15/20		75	87,773
5.00%, 06/15/22		350	420,682
5.00%, 06/15/23	(Call 06/15/22)	540	651,623
5.00%, 06/15/24	(Call 06/15/22)	640	770,234
5.00%, 06/15/34	(Call 06/15/19)	180	202,795
5.13%, 06/15/38	(Call 06/15/19)	120	135,510
Series B
5.00%, 06/15/33	(Call 06/15/18)	500	548,060
5.00%, 06/15/41	(Call 06/15/21)	90	100,659
Series D
5.00%, 06/15/22		500	600,975
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A
5.00%, 04/01/27	(Call 04/01/18)	750	824,415
Series A-1
5.00%, 04/01/31	(Call 04/01/21)	200	228,022
New York State Thruway Authority RB
5.00%, 04/01/16		250	256,955
5.00%, 01/01/31	(Call 01/01/25)	250	285,618
5.00%, 01/01/32	(Call 01/01/25)	340	387,263
Series A
5.00%, 03/15/18		170	187,726

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 05/01/19		$2,125	$2,400,719
5.00%, 03/15/21	(Call 09/15/20)	85	99,900
5.00%, 03/15/23	(Call 09/15/21)	250	294,035
5.00%, 03/15/26	(Call 09/15/18)	300	333,216
5.00%, 03/15/29	(Call 09/15/20)	250	289,467
Series B
4.13%, 04/01/19	(PR 10/01/15) (AMBAC)	65	65,218
5.00%, 04/01/17	(PR 10/01/15) (NPFGC)	40	40,163
5.00%, 04/01/17	(Call 10/01/15) (NPFGC)	260	261,061
5.50%, 04/01/20	(AMBAC)	260	307,830
Series C
5.25%, 03/15/19		250	285,125
Series H
4.00%, 01/01/18	(NPFGC)	100	107,358
5.00%, 01/01/19	(Call 01/01/18) (NPFGC)	400	436,512
5.00%, 01/01/21	(Call 01/01/18) (NPFGC)	225	245,813
Series I
5.00%, 01/01/37	(Call 01/01/22)	300	335,832
5.00%, 01/01/42	(Call 01/01/22)	1,000	1,094,610
New York State Urban Development Corp. RB
5.00%, 12/15/17		250	274,160
Series A
5.00%, 03/15/19		250	282,965
5.00%, 03/15/31	(Call 03/15/21)	250	287,502
Series A-1
5.00%, 12/15/16		1,010	1,070,317
5.00%, 12/15/18		285	321,964
5.00%, 03/15/21		450	528,021
5.00%, 03/15/22		400	474,608
5.00%, 03/15/28	(Call 03/15/23)	520	608,187
5.00%, 03/15/43	(Call 03/15/23)	240	269,758
Series B
5.00%, 01/01/21	(Call 07/01/18)	750	833,730
5.00%, 03/15/32	(Call 03/15/17)	250	264,253
Series B-1
5.00%, 03/15/28	(Call 03/15/19)	250	278,030
5.00%, 03/15/36	(Call 03/15/19)	250	276,853
5.25%, 03/15/38	(Call 03/15/19)	120	133,303

Security		Principal (000s)	Value
Series C
5.00%, 12/15/15		$200	$202,840
5.00%, 03/15/24	(Call 03/15/23)	200	240,950
Series D
5.25%, 01/01/17		560	595,146
5.25%, 01/01/20	(Call 01/01/19)	350	395,195
5.63%, 01/01/28	(Call 01/01/19)	400	455,404
Series E
5.00%, 03/15/25	(Call 03/15/23)	100	119,751
Port Authority of New York & New Jersey RB
4.00%, 09/15/31	(Call 09/15/19)	500	517,145
4.00%, 12/01/31	(Call 06/01/22) (GOI)	250	263,755
4.00%, 06/01/32	(Call 06/01/22)	170	178,507
4.00%, 12/15/40	(Call 06/15/24)	400	414,084
4.00%, 06/15/44	(Call 06/15/24)	250	257,848
4.50%, 09/15/39	(Call 09/15/19) (GOI)	475	522,585
4.75%, 07/15/31	(Call 07/15/18) (GOI)	200	217,846
4.75%, 07/15/32	(Call 07/15/18) (GOI)	130	141,450
4.75%, 11/15/32	(Call 11/15/17) (GOI)	210	225,372
5.00%, 07/15/32	(Call 07/15/20) (GOI)	275	311,580
5.00%, 09/01/34	(Call 09/01/24)	250	288,542
5.00%, 07/15/35	(Call 07/15/18) (GOI)	200	219,310
5.00%, 10/01/35	(Call 10/01/16) (GOI)	550	573,820
5.00%, 09/01/36	(Call 09/01/24)	400	459,628
5.00%, 09/15/36	(Call 09/15/19) (GOI)	200	225,150
5.00%, 01/15/41	(Call 01/15/21) (GOI)	250	275,543
Series 5
5.38%, 03/01/28	(GOI)	500	602,945
Sales Tax Asset Receivable Corp. RB
Series A
5.00%, 10/15/15		1,350	1,358,127
5.00%, 10/15/18		750	843,307

102	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Security		Principal (000s)	Value
5.00%, 10/15/19		$150	$172,919
5.00%, 10/15/20		500	588,125
5.00%, 10/15/24		1,000	1,240,230
5.00%, 10/15/28	(Call 10/15/24)	750	899,400
5.00%, 10/15/30	(Call 10/15/24)	500	592,865
5.00%, 10/15/31	(Call 10/15/24)	1,385	1,633,649
State of New York GO
Series A
5.00%, 02/15/16		150	153,321
5.00%, 02/15/34	(Call 02/15/19)	425	473,956
5.00%, 02/15/39	(Call 02/15/19)	450	501,354
Series C
3.00%, 02/01/16		100	101,187
4.50%, 02/01/17		125	132,136
5.00%, 04/15/16		1,000	1,030,000
5.00%, 04/15/17		500	536,265
Triborough Bridge & Tunnel Authority RB
Series A
0.00%, 11/15/32		200	105,982
5.00%, 11/15/19	(PR 05/15/18) (GOI)	250	277,855
5.00%, 11/15/22		150	179,694
5.00%, 01/01/23	(Call 01/01/22)	75	89,254
5.00%, 11/15/27	(Call 05/15/23)	500	581,015
5.00%, 11/15/32	(Call 11/15/17)	600	646,620
5.00%, 11/15/37	(Call 05/15/18) (GOI)	850	923,185
5.00%, 11/15/40	(Call 05/15/25)	250	286,602
5.25%, 01/01/28	(PR 01/01/22) (GOI)	425	513,799
Series B
0.00%, 11/15/32		700	373,527
4.00%, 11/15/16		170	177,174
5.00%, 11/15/19		235	271,540
5.00%, 11/15/20		400	470,480
5.00%, 11/15/21		400	475,416
5.00%, 11/15/22		500	599,350
5.00%, 11/15/25	(Call 11/15/22)	710	846,739
5.00%, 11/15/27	(Call 11/15/22)	415	490,663
5.25%, 11/15/15		225	227,376
5.50%, 01/01/30	(PR 01/01/22) (GOI)	645	789,390

Security		Principal or Shares (000s)	Value
Series C
5.00%, 11/15/38	(Call 11/15/18) (GOI)	$550	$603,960
Series D
5.00%, 11/15/31	(Call 11/15/18)	650	712,549
Series E
5.50%, 11/15/19	(NPFGC)	150	176,391
Utility Debt Securitization Authority RB
Series TE
5.00%, 12/15/18	(Call 12/15/16)	500	529,290
5.00%, 12/15/29	(Call 12/15/23)	1,250	1,471,337
5.00%, 12/15/30	(Call 12/15/23)	1,500	1,755,855
5.00%, 12/15/35	(Call 12/15/23)	1,000	1,149,720
5.00%, 12/15/41	(Call 12/15/23)	1,195	1,356,050

			179,513,328

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $173,191,136)			179,513,328

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Liquidity Funds: New York Money Fund, Institutional Shares
0.01%[a,b]		783	782,839

			782,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $782,839)			782,839

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iSHARES® NEW YORK AMT-FREE MUNI BOND ETF

August 31, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 98.86%
(Cost: $173,973,975)	$180,296,167
Other Assets, Less Liabilities — 1.14%	2,070,671

NET ASSETS — 100.00%	$182,366,838

BAB  —  Build America Bond

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

BAB  —  Build America Bond

PR  —  Prerefunded

RB  —  Revenue Bond

SAW  —  State Aid Withholding

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.  – Financial Guaranty Insurance Co.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

104	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

August 31, 2015

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$385,207,712	$4,994,250,182	$940,075,183
Affiliated (Note 2)	3,071,250	13,656,870	1,157,475

Total cost of investments	$388,278,962	$5,007,907,052	$941,232,658

Investments in securities, at fair value (Note 1):
Unaffiliated	$401,930,068	$5,128,165,405	$942,692,487
Affiliated (Note 2)	3,071,250	13,656,870	1,157,475

Total fair value of investments	405,001,318	5,141,822,275	943,849,962
Receivables:
Investment securities sold	—	4,767,366	—
Interest	4,655,000	56,097,436	10,239,741

Total Assets	409,656,318	5,202,687,077	954,089,703

LIABILITIES
Payables:
Investment securities purchased	1,994,068	23,403,703	7,045,083
Due to custodian	2,867	—	—
Investment advisory fees (Note 2)	85,075	1,095,164	200,092

Total Liabilities	2,082,010	24,498,867	7,245,175

NET ASSETS	$407,574,308	$5,178,188,210	$946,844,528

Net assets consist of:
Paid-in capital	$390,641,431	$5,070,543,644	$944,433,401
Undistributed net investment income	833,808	10,091,942	459,824
Accumulated net realized loss	(623,287)	(36,362,599)	(666,001)
Net unrealized appreciation	16,722,356	133,915,223	2,617,304

NET ASSETS	$407,574,308	$5,178,188,210	$946,844,528

Shares outstanding[a]	3,500,000	47,500,000	8,950,000

Net asset value per share	$116.45	$109.01	$105.79

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

August 31, 2015

iShares New York AMT-Free Muni Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$173,191,136
Affiliated (Note 2)	782,839

Total cost of investments	$173,973,975

Investments in securities, at fair value (Note 1):
Unaffiliated	$179,513,328
Affiliated (Note 2)	782,839

Total fair value of investments	180,296,167
Receivables:
Interest	2,109,267

Total Assets	182,405,434

LIABILITIES
Payables:
Investment advisory fees (Note 2)	38,596

Total Liabilities	38,596

NET ASSETS	$182,366,838

Net assets consist of:
Paid-in capital	$175,812,962
Undistributed net investment income	381,706
Accumulated net realized loss	(150,022)
Net unrealized appreciation	6,322,192

NET ASSETS	$182,366,838

Shares outstanding[a]	1,650,000

Net asset value per share	$110.53

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended August 31, 2015

	iShares California AMT-Free Muni Bond ETF	iShares National AMT-Free Muni Bond ETF	iShares Short-Term National AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$5,666,803	$68,619,586	$4,366,503
Interest — affiliated (Note 2)	82	3,895	536

Total investment income	5,666,885	68,623,481	4,367,039

EXPENSES
Investment advisory fees (Note 2)	492,720	6,151,309	1,128,999

Total expenses	492,720	6,151,309	1,128,999

Net investment income	5,174,165	62,472,172	3,238,040

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	143,998	(1,506,168)	(79,067)
In-kind redemptions — unaffiliated	—	1,244,883	184,676

Net realized gain (loss)	143,998	(261,285)	105,609

Net change in unrealized appreciation/depreciation	(4,172,995)	(55,153,897)	(2,065,243)

Net realized and unrealized loss	(4,028,997)	(55,415,182)	(1,959,634)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,145,168	$7,056,990	$1,278,406

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended August 31, 2015

iShares New York AMT-Free Muni Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,546,495
Interest — affiliated (Note 2)	108

Total investment income	2,546,603

EXPENSES
Investment advisory fees (Note 2)	222,517

Total expenses	222,517

Net investment income	2,324,086

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	8,503

Net realized gain	8,503

Net change in unrealized appreciation/depreciation	(1,587,468)

Net realized and unrealized loss	(1,578,965)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$745,121

See notes to financial statements.

108	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares California AMT-Free Muni Bond ETF		iShares National AMT-Free Muni Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,174,165	$8,534,425	$62,472,172	$99,374,447
Net realized gain (loss)	143,998	174,755	(261,285)	2,875,319
Net change in unrealized appreciation/depreciation	(4,172,995)	9,780,789	(55,153,897)	92,614,130

Net increase in net assets resulting from operations	1,145,168	18,489,969	7,056,990	194,863,896

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,206,333)	(8,316,081)	(62,203,277)	(97,485,622)

Total distributions to shareholders	(5,206,333)	(8,316,081)	(62,203,277)	(97,485,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	29,262,909	122,652,779	765,779,990	1,391,909,583
Cost of shares redeemed	—	—	(43,513,455)	(139,230,699)

Net increase in net assets from capital share transactions	29,262,909	122,652,779	722,266,535	1,252,678,884

INCREASE IN NET ASSETS	25,201,744	132,826,667	667,120,248	1,350,057,158

NET ASSETS
Beginning of period	382,372,564	249,545,897	4,511,067,962	3,161,010,804

End of period	$407,574,308	$382,372,564	$5,178,188,210	$4,511,067,962

Undistributed net investment income included in net assets at end of period	$833,808	$865,976	$10,091,942	$9,823,047

SHARES ISSUED
Shares sold	250,000	1,050,000	7,000,000	12,700,000
Shares redeemed	—	—	(400,000)	(1,300,000)

Net increase in shares outstanding	250,000	1,050,000	6,600,000	11,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Short-Term National AMT-Free Muni Bond ETF		iShares New York AMT-Free Muni Bond ETF
	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,238,040	$6,643,707	$2,324,086	$4,160,264
Net realized gain (loss)	105,609	(39,231)	8,503	73,411
Net change in unrealized appreciation/depreciation	(2,065,243)	(3,906,776)	(1,587,468)	4,408,567

Net increase in net assets resulting from operations	1,278,406	2,697,700	745,121	8,642,242

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,515,952)	(6,605,035)	(2,324,098)	(4,107,717)

Total distributions to shareholders	(3,515,952)	(6,605,035)	(2,324,098)	(4,107,717)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	84,677,691	100,911,664	16,680,352	38,487,199
Cost of shares redeemed	(26,471,506)	(26,576,484)	—	—

Net increase in net assets from capital share transactions	58,206,185	74,335,180	16,680,352	38,487,199

INCREASE IN NET ASSETS	55,968,639	70,427,845	15,101,375	43,021,724

NET ASSETS
Beginning of period	890,875,889	820,448,044	167,265,463	124,243,739

End of period	$946,844,528	$890,875,889	$182,366,838	$167,265,463

Undistributed net investment income included in net assets at end of period	$459,824	$737,736	$381,706	$381,718

SHARES ISSUED AND REDEEMED
Shares sold	800,000	950,000	150,000	350,000
Shares redeemed	(250,000)	(250,000)	—	—

Net increase in shares outstanding	550,000	700,000	150,000	350,000

See notes to financial statements.

110	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares California AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$117.65	$113.43	$116.18	$113.30	$103.13	$105.91

Income from investment operations:
Net investment income[a]	1.54	3.29	3.42	3.52	3.93	4.15
Net realized and unrealized gain (loss)[b]	(1.19)	4.20	(2.76)	2.89	10.27	(2.80)

Total from investment operations	0.35	7.49	0.66	6.41	14.20	1.35

Less distributions from:
Net investment income	(1.55)	(3.27)	(3.41)	(3.53)	(4.03)	(4.13)

Total distributions	(1.55)	(3.27)	(3.41)	(3.53)	(4.03)	(4.13)

Net asset value, end of period	$116.45	$117.65	$113.43	$116.18	$113.30	$103.13

Total return	0.34%[c]	6.65%	0.67%	5.75%	14.07%	1.26%

Ratios/Supplemental data:
Net assets, end of period (000s)	$407,574	$382,373	$249,546	$313,699	$209,613	$211,412
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.63%	2.83%	3.06%	3.06%	3.65%	3.91%
Portfolio turnover rate[e]	4%	6%	15%	6%	9%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$110.30	$107.15	$111.51	$109.83	$100.74	$103.55

Income from investment operations:
Net investment income[a]	1.39	2.99	3.15	3.16	3.56	3.77
Net realized and unrealized gain (loss)[b]	(1.28)	3.14	(4.35)	1.68	9.08	(2.82)

Total from investment operations	0.11	6.13	(1.20)	4.84	12.64	0.95

Less distributions from:
Net investment income	(1.40)	(2.98)	(3.16)	(3.16)	(3.55)	(3.76)

Total distributions	(1.40)	(2.98)	(3.16)	(3.16)	(3.55)	(3.76)

Net asset value, end of period	$109.01	$110.30	$107.15	$111.51	$109.83	$100.74

Total return	0.15%[c]	5.76%	(1.02)%	4.47%	12.80%	0.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,178,188	$4,511,068	$3,161,011	$3,635,225	$2,833,674	$1,974,566
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.54%	2.74%	2.96%	2.86%	3.39%	3.64%
Portfolio turnover rate[e]	5%	5%	11%	9%	7%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

112	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Short-Term National AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$106.06	$106.55	$106.51	$106.77	$104.89	$105.40

Income from investment operations:
Net investment income[a]	0.38	0.80	0.88	1.04	1.32	1.34
Net realized and unrealized gain (loss)[b]	(0.23)	(0.49)	0.05	(0.29)	1.92	(0.52)

Total from investment operations	0.15	0.31	0.93	0.75	3.24	0.82

Less distributions from:
Net investment income	(0.42)	(0.80)	(0.89)	(1.01)	(1.36)	(1.33)

Total distributions	(0.42)	(0.80)	(0.89)	(1.01)	(1.36)	(1.33)

Net asset value, end of period	$105.79	$106.06	$106.55	$106.51	$106.77	$104.89

Total return	0.18%[c]	0.26%	0.88%	0.71%	3.10%	0.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$946,845	$890,876	$820,448	$628,425	$496,474	$403,842
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.72%	0.76%	0.83%	0.98%	1.24%	1.27%
Portfolio turnover rate[e]	13%	23%	22%	26%	19%	23%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares New York AMT-Free Muni Bond ETF
	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$111.51	$108.04	$111.90	$109.93	$101.58	$104.38

Income from investment operations:
Net investment income[a]	1.45	3.10	3.20	3.43	3.65	3.75
Net realized and unrealized gain (loss)[b]	(0.97)	3.48	(3.87)	1.97	8.31	(2.80)

Total from investment operations	0.48	6.58	(0.67)	5.40	11.96	0.95

Less distributions from:
Net investment income	(1.46)	(3.11)	(3.19)	(3.43)	(3.61)	(3.75)

Total distributions	(1.46)	(3.11)	(3.19)	(3.43)	(3.61)	(3.75)

Net asset value, end of period	$110.53	$111.51	$108.04	$111.90	$109.93	$101.58

Total return	0.48%[c]	6.13%	(0.53)%	4.99%	12.00%	0.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$182,367	$167,265	$124,244	$134,277	$98,937	$71,109
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.61%	2.82%	2.99%	3.08%	3.45%	3.60%
Portfolio turnover rate[e]	3%	8%	7%	10%	19%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

114	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
California AMT-Free Muni Bond	Non-diversified
National AMT-Free Muni Bond	Diversified
Short-Term National AMT-Free Muni Bond	Diversified
New York AMT-Free Muni Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

116	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
California AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$401,930,068	$—	$401,930,068
Money Market Funds	3,071,250	—	—	3,071,250

Total	$3,071,250	$401,930,068	$—	$405,001,318

National AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$5,128,165,405	$—	$5,128,165,405
Money Market Funds	13,656,870	—	—	13,656,870

Total	$13,656,870	$5,128,165,405	$—	$5,141,822,275

Short-Term National AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$942,692,487	$—	$942,692,487
Money Market Funds	1,157,475	—	—	1,157,475

Total	$1,157,475	$942,692,487	$—	$943,849,962

New York AMT-Free Muni Bond
Investments:
Assets:
Municipal Bonds & Notes	$—	$179,513,328	$—	$179,513,328
Money Market Funds	782,839	—	—	782,839

Total	$782,839	$179,513,328	$—	$180,296,167

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of each Fund.

In addition, the iShares National AMT-Free Muni Bond ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2016 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares National AMT-Free Muni Bond ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

iShares ETF	Purchases	Sales
California AMT-Free Muni Bond	$32,960,792	$16,282,810
National AMT-Free Muni Bond	554,248,212	224,843,734
Short-Term National AMT-Free Muni Bond	200,012,401	113,848,735
New York AMT-Free Muni Bond	24,441,707	5,178,873

118	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
California AMT-Free Muni Bond	$16,808,926	$—
National AMT-Free Muni Bond	478,855,651	42,161,882
Short-Term National AMT-Free Muni Bond	14,808,557	25,644,110

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	PRINCIPAL RISKS

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

NOTES TO FINANCIAL STATEMENTS	119

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, each Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Each Fund invests all or substantially all of its assets in municipal securities which are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.

The iShares California AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF each invests all or substantially all of its assets in issuers located in a single state. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting that state may have a significant impact on its investment performance.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year.

120	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2015, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2018	Total
California AMT-Free Muni Bond	$764,407	$—	$764,407
National AMT-Free Muni Bond	32,552,082	3,038,912	35,590,994
Short-Term National AMT-Free Muni Bond	764,360	7,250	771,610
New York AMT-Free Muni Bond	—	121,058	121,058

[a]	Must be utilized prior to losses subject to expiration.

As of August 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California AMT-Free Muni Bond	$388,281,840	$17,508,795	$(789,317)	$16,719,478
National AMT-Free Muni Bond	5,008,137,907	154,197,293	(20,512,925)	133,684,368
Short-Term National AMT-Free Muni Bond	941,232,658	3,410,656	(793,352)	2,617,304
New York AMT-Free Muni Bond	174,010,609	6,536,616	(251,058)	6,285,558

Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements .

NOTES TO FINANCIAL STATEMENTS	121

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

I. iShares California AMT-Free Muni Bond ETF and iShares New York AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Groups. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have different investment objectives

122	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analyses and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception,

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	123

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds or that track the same index or a similar index as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided to the Funds, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

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Based on the considerations described above, the Board determined that each Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of each Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares National AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a

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comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

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Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an

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underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Short-Term National AMT-Free Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

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The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group. The Board further noted that the Lipper Group contained only four funds.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had

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focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

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Contract (Continued)

iSHARES® TRUST

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
California AMT-Free Muni Bond	$1.539411	$—	$0.011311	$1.550722	99%	—%	1%	100%
National AMT-Free Muni Bond	1.387889	—	0.015719	1.403608	99	—	1	100
Short-Term National AMT-Free Muni Bond	0.407571	—	0.008524	0.416095	98	—	2	100
New York AMT-Free Muni Bond	1.451914	—	0.009424	1.461338	99	—	1	100

132	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	133

Notes:

134	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free
1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-26-0815

AUGUST 31, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares 10+ Year Credit Bond ETF | CLY | NYSE Arca

Fund Performance Overview

iSHARES® 10+ YEAR CREDIT BOND ETF

Performance as of August 31, 2015

The iShares 10+ Year Credit Bond ETF (the “Fund”) seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years, as represented by the Barclays U.S. Long Credit Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended August 31, 2015, the total return for the Fund was -7.02%, net of fees, while the total return for the Index was -6.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.67)%	(4.70)%	(3.28)%	(3.67)%	(4.70)%	(3.28)%
5 Years	5.28%	4.95%	5.56%	29.31%	27.32%	31.04%
Since Inception	6.91%	6.81%	7.47%	46.63%	45.91%	51.05%

The inception date of the Fund was 12/8/09. The first day of secondary market trading was 12/9/09.

Index performance through June 29, 2014 reflects the performance of The BofA Merrill Lynch 10+ Year US Corporate & Yankees IndexSM. Index performance beginning on June 30, 2014 reflects the performance of the Barclays U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Beginning Account Value (3/1/15)	Ending Account Value (8/31/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.80	$0.97	$1,000.00	$1,024.10	$1.02	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 6 for more information.

ALLOCATION BY INVESTMENT TYPE

As of 8/31/15

Investment Type	Percentage of Total Investments[1]
Corporate Bonds & Notes	83.40%
Municipal Debt Obligations	8.98
Foreign Government Obligations	7.62

TOTAL	100.00%

ALLOCATION BY CREDIT QUALITY

As of 8/31/15

Moody’s Credit Rating [2]	Percentage of Total Investments[1]
Aaa	2.50%
Aa	13.30
A	36.73
Baa	44.99
Ba	1.20
Not Rated	1.28

TOTAL	100.00%

[1]	Excludes money market funds
[2]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Certain funds may have a NAV which is determined prior to the opening of regular trading on its listed exchange and their market returns are calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on March 1, 2015 and held through August 31, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
CORPORATE BONDS & NOTES — 81.48%

ADVERTISING — 0.03%
WPP Finance 2010
5.63%, 11/15/43	$220	$227,992

		227,992
AEROSPACE & DEFENSE — 1.51%
Boeing Co. (The)
3.30%, 03/01/35 (Call 09/01/34)[a]	335	302,493
3.50%, 03/01/45 (Call 09/01/44)	400	358,335
6.88%, 03/15/39	270	372,643
General Dynamics Corp.
3.60%, 11/15/42 (Call 05/15/42)	350	319,156
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	460	415,363
3.80%, 03/01/45 (Call 09/01/44)	250	219,617
4.07%, 12/15/42	1,341	1,236,411
4.85%, 09/15/41	300	309,330
Series B
6.15%, 09/01/36	175	208,826
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	100	87,592
4.75%, 06/01/43	420	419,791
5.05%, 11/15/40	390	404,558
Northrop Grumman Systems Corp.
7.75%, 02/15/31	400	528,092
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	215	212,387
4.70%, 12/15/41	420	441,998
4.88%, 10/15/40	190	204,754
Rockwell Collins Inc.
4.80%, 12/15/43 (Call 06/15/43)	250	268,751
United Technologies Corp.
4.50%, 06/01/42	3,450	3,480,497
5.70%, 04/15/40	305	355,468
6.05%, 06/01/36	175	209,131
6.70%, 08/01/28	775	1,002,609

		11,357,802
AGRICULTURE — 1.22%
Altria Group Inc.
4.25%, 08/09/42	500	441,928
5.38%, 01/31/44	1,620	1,688,186
9.95%, 11/10/38	177	279,725
10.20%, 02/06/39	135	216,914

Security	Principal (000s)	Value
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$276	$265,862
4.54%, 03/26/42	373	390,259
Lowe’s Companies Inc.
4.25%, 09/15/44 (Call 03/15/44)	300	293,004
Philip Morris International Inc.
4.13%, 03/04/43[a]	200	186,951
4.25%, 11/10/44[a]	1,800	1,712,352
4.88%, 11/15/43	225	234,605
6.38%, 05/16/38	636	787,490
Reynolds American Inc.
4.75%, 11/01/42	250	232,245
5.70%, 08/15/35 (Call 02/15/35)	300	316,971
5.85%, 08/15/45 (Call 02/12/45)	1,060	1,140,949
6.15%, 09/15/43	350	384,303
7.00%, 08/04/41[b]	140	160,476
7.25%, 06/15/37	353	421,096

		9,153,316
AIRLINES — 0.36%
American Airlines 2014-1 Pass Through Trust Class A
3.70%, 04/01/28	194	192,682
American Airlines 2015-1 Pass Through Trust Class A
3.38%, 11/01/28	1,450	1,399,250
Hawaiian Airlines 2013-1 Pass Through Certificates Class A
3.90%, 01/15/26[a]	420	416,116
United Airlines 2014-2 Pass Through Trust Class A
3.75%, 03/03/28	675	673,313

		2,681,361
APPAREL — 0.07%
NIKE Inc.
3.63%, 05/01/43 (Call 11/01/42)	250	228,792
VF Corp.
6.00%, 10/15/33	150	180,955
6.45%, 11/01/37	100	128,614

		538,361
AUTO MANUFACTURERS — 0.73%
Daimler Finance North America LLC
8.50%, 01/18/31	538	785,451

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Ford Motor Co.
4.75%, 01/15/43[a]	$900	$848,332
6.38%, 02/01/29	350	392,920
7.45%, 07/16/31	1,300	1,630,784
General Motors Co.
5.20%, 04/01/45	750	702,455
6.25%, 10/02/43	1,050	1,123,762

		5,483,704
AUTO PARTS & EQUIPMENT — 0.14%
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	185	170,113
Johnson Controls Inc.
4.63%, 07/02/44 (Call 01/02/44)	375	333,094
6.00%, 01/15/36	525	574,366

		1,077,573
BANKS — 8.46%
Bank of America Corp.
4.25%, 10/22/26	2,200	2,161,368
4.88%, 04/01/44[a]	1,300	1,347,458
5.00%, 01/21/44	675	710,591
5.88%, 02/07/42	570	664,726
6.11%, 01/29/37	950	1,075,049
7.75%, 05/14/38	1,100	1,472,406
Bank of New York Mellon Corp. (The)
3.95%, 11/18/25 (Call 10/18/25)[a]	275	285,446
Bank One Corp.
7.63%, 10/15/26	70	89,319
8.00%, 04/29/27	300	396,012
Barclays PLC
5.25%, 08/17/45	410	413,535
Branch Banking & Trust Co.
3.80%, 10/30/26 (Call 09/30/26)	500	506,725
Citigroup Inc.
4.30%, 11/20/26	1,850	1,833,477
4.65%, 07/30/45	250	249,878
4.95%, 11/07/43	450	470,127
5.30%, 05/06/44	350	367,374
5.50%, 09/13/25	1,025	1,119,904
5.88%, 01/30/42[a]	720	833,625
6.13%, 08/25/36	440	507,457
6.63%, 06/15/32	675	799,179
6.68%, 09/13/43	275	341,004
6.88%, 02/15/98	75	92,010
8.13%, 07/15/39	485	702,521

Security	Principal (000s)	Value
Comerica Inc.
3.80%, 07/22/26	$300	$292,120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
5.25%, 05/24/41	250	273,435
5.25%, 08/04/45	750	762,182
5.75%, 12/01/43	1,350	1,477,711
Credit Suisse Group Funding Guernsey Ltd.
4.88%, 05/15/45[a,b]	750	736,346
Discover Bank/Greenwood DE
4.25%, 03/13/26	500	487,506
Fifth Third Bancorp
8.25%, 03/01/38	450	638,992
Goldman Sachs Group Inc. (The)
4.80%, 07/08/44 (Call 01/08/44)	1,750	1,762,690
5.15%, 05/22/45	250	246,876
5.95%, 01/15/27	950	1,062,428
6.13%, 02/15/33[a]	1,030	1,219,423
6.25%, 02/01/41	1,650	1,960,133
6.45%, 05/01/36	540	617,904
6.75%, 10/01/37	2,725	3,242,371
HSBC Bank PLC
7.65%, 05/01/25	100	125,348
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	1,500	1,711,492
HSBC Holdings PLC
5.25%, 03/14/44[a]	500	506,462
6.10%, 01/14/42	400	495,145
6.50%, 05/02/36	800	931,515
6.50%, 09/15/37	1,655	1,961,293
6.80%, 06/01/38	600	732,376
7.63%, 05/17/32	400	510,378
JPMorgan Chase & Co.
4.13%, 12/15/26	1,650	1,634,333
4.85%, 02/01/44[a]	1,625	1,709,516
4.95%, 06/01/45	500	498,200
5.40%, 01/06/42	330	369,359
5.50%, 10/15/40	500	565,557
5.60%, 07/15/41	580	665,946
5.63%, 08/16/43[a]	670	728,115
6.40%, 05/15/38	795	993,583

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
KfW
0.00%, 04/18/36	$1,300	$673,038
0.00%, 06/29/37	980	488,344
Morgan Stanley
4.30%, 01/27/45	1,300	1,220,926
4.35%, 09/08/26	440	439,192
5.00%, 11/24/25	1,875	1,976,068
6.38%, 07/24/42	1,131	1,386,049
7.25%, 04/01/32	1,125	1,466,196
Northern Trust Corp.
3.95%, 10/30/25	590	609,912
Regions Financial Corp.
7.38%, 12/10/37	500	616,316
Travelers Companies Inc. (The)
4.30%, 08/25/45 (Call 02/25/45)	100	98,955
UBS AG/Stamford CT
7.75%, 09/01/26	200	255,889
Wachovia Corp.
5.50%, 08/01/35	310	342,141
6.55%, 10/15/35	150	183,780
6.61%, 10/01/25	100	118,684
Wells Fargo & Co.
3.90%, 05/01/45	600	549,347
4.10%, 06/03/26	1,108	1,111,672
4.30%, 07/22/27	500	507,855
4.65%, 11/04/44	2,180	2,137,942
5.38%, 02/07/35	330	371,135
5.61%, 01/15/44	2,106	2,341,903
Wells Fargo Bank N.A.
5.95%, 08/26/36	700	843,034
Wells Fargo Capital X
5.95%, 12/01/86	386	387,930

		63,484,234
BEVERAGES — 1.26%
Anheuser-Busch Companies LLC
6.45%, 09/01/37	200	252,711
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	46,139
4.63%, 02/01/44[a]	250	253,654
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	1,376	1,219,352
6.38%, 01/15/40	300	377,901

Security	Principal (000s)	Value
8.00%, 11/15/39	$250	$366,457
8.20%, 01/15/39	926	1,378,695
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)	300	271,672
Coca-Cola FEMSA SAB de CV
5.25%, 11/26/43	250	271,241
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	125	113,202
5.88%, 09/30/36	802	936,310
Dr. Pepper Snapple Group Inc.
7.45%, 05/01/38	215	289,781
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43[a]	500	456,687
Molson Coors Brewing Co.
5.00%, 05/01/42	430	407,972
Pepsi Bottling Group Inc. (The) Series B
7.00%, 03/01/29	1,100	1,482,854
PepsiCo Inc.
3.60%, 08/13/42	200	174,520
4.00%, 03/05/42[a]	175	162,998
4.25%, 10/22/44 (Call 04/22/44)	500	484,308
4.88%, 11/01/40	240	253,729
5.50%, 01/15/40[a]	230	264,089

		9,464,272
BIOTECHNOLOGY — 1.09%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	150	139,148
4.95%, 10/01/41	369	365,632
5.15%, 11/15/41 (Call 05/15/41)	1,100	1,121,590
5.38%, 05/15/43 (Call 11/15/42)	1,575	1,647,074
5.75%, 03/15/40	150	164,387
6.38%, 06/01/37	700	822,258
6.40%, 02/01/39	205	242,342
Celgene Corp.
4.63%, 05/15/44 (Call 11/15/43)	250	233,511
5.00%, 08/15/45 (Call 02/15/45)	750	753,112
5.25%, 08/15/43	400	409,310
Gilead Sciences Inc.
4.50%, 02/01/45 (Call 08/01/44)	1,350	1,336,414
4.80%, 04/01/44 (Call 10/01/43)	645	663,879
5.65%, 12/01/41 (Call 06/01/41)	260	292,746

		8,191,403

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
BUILDING MATERIALS — 0.05%
Owens Corning
7.00%, 12/01/36	$300	$339,921

		339,921
CHEMICALS — 1.74%
Agrium Inc.
4.13%, 03/15/35 (Call 09/15/34)	75	66,081
4.90%, 06/01/43 (Call 12/01/42)	275	263,211
5.25%, 01/15/45 (Call 07/15/44)	425	425,426
6.13%, 01/15/41 (Call 07/15/40)	255	287,968
7.13%, 05/23/36	100	124,340
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	250	248,439
CF Industries Inc.
4.95%, 06/01/43	300	274,927
5.15%, 03/15/34	650	627,938
5.38%, 03/15/44	225	218,359
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	1,050	960,755
4.63%, 10/01/44 (Call 04/01/44)	400	370,042
5.25%, 11/15/41 (Call 05/15/41)	560	560,520
7.38%, 11/01/29	165	209,256
9.40%, 05/15/39	455	668,979
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)[a]	450	424,453
4.80%, 09/01/42 (Call 03/01/42)	315	302,441
Ecolab Inc.
5.50%, 12/08/41	320	358,743
EI du Pont de Nemours & Co.
4.15%, 02/15/43[a]	550	520,416
4.90%, 01/15/41	485	507,165
Lubrizol Corp.
6.50%, 10/01/34	100	125,535
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	500	478,624
5.25%, 07/15/43	220	220,860
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	750	645,449
Methanex Corp.
5.65%, 12/01/44 (Call 06/01/44)	250	234,945
Monsanto Co.
3.60%, 07/15/42 (Call 01/15/42)	300	236,667
3.95%, 04/15/45 (Call 10/15/44)	275	229,392

Security	Principal (000s)	Value
4.20%, 07/15/34 (Call 01/15/34)	$325	$297,448
4.40%, 07/15/44 (Call 01/15/44)	875	787,448
Series 1
5.50%, 07/30/35	100	106,349
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)	200	209,447
5.63%, 11/15/43 (Call 05/15/43)	470	496,054
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40[a]	400	436,034
5.88%, 12/01/36	185	207,512
Praxair Inc.
3.55%, 11/07/42 (Call 05/07/42)	250	222,206
Rohm & Haas Co.
7.85%, 07/15/29	200	261,225
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	250	232,581
Valspar Corp. (The)
4.40%, 02/01/45 (Call 08/01/44)[a]	250	227,266

		13,074,501
COMMERCIAL SERVICES — 0.54%
Catholic Health Initiatives
4.35%, 11/01/42	500	453,325
Cleveland Clinic Foundation (The)
4.86%, 01/01/14	300	283,479
Massachusetts Institute of Technology
4.68%, 07/01/14	500	520,327
5.60%, 07/01/11	200	248,577
McGraw Hill Financial Inc.
4.40%, 02/15/26 (Call 11/15/25)[b]	500	500,365
Northwestern University
3.69%, 12/01/38	250	240,861
President and Fellows of Harvard College
6.30%, 10/01/37 (Call 04/01/16)	291	300,457
Princeton University
5.70%, 03/01/39	300	380,288
Tufts University Series 2012
5.02%, 04/15/12	250	258,891
University of Southern California
5.25%, 10/01/11	250	294,746

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Western Union Co. (The)
6.20%, 11/17/36	$357	$349,025
6.20%, 06/21/40	250	239,525

		4,069,866
COMPUTERS — 1.06%
Apple Inc.
3.45%, 02/09/45	2,020	1,698,228
3.85%, 05/04/43	650	590,873
4.38%, 05/13/45	750	741,615
4.45%, 05/06/44	550	550,608
Hewlett-Packard Co.
6.00%, 09/15/41	678	675,960
HP Enterprise Services LLC
7.45%, 10/15/29	170	211,792
International Business Machines Corp.
4.00%, 06/20/42[a]	388	353,285
5.60%, 11/30/39	427	486,071
5.88%, 11/29/32	300	361,492
6.22%, 08/01/27	700	864,825
7.00%, 10/30/25	590	756,482
Seagate HDD Cayman
4.88%, 06/01/27 (Call 03/01/27)[b]	450	412,998
5.75%, 12/01/34 (Call 06/01/34)[b]	250	236,282

		7,940,511
COSMETICS & PERSONAL CARE — 0.35%
Colgate-Palmolive Co.
4.00%, 08/15/45	250	248,143
Estee Lauder Companies Inc. (The)
3.70%, 08/15/42	200	181,168
6.00%, 05/15/37	450	554,104
Procter & Gamble Co. (The)
5.50%, 02/01/34	50	59,397
5.55%, 03/05/37	994	1,191,873
5.80%, 08/15/34[a]	120	146,829
6.45%, 01/15/26	175	224,838

		2,606,352
DISTRIBUTION & WHOLESALE — 0.07%
WW Grainger Inc.
4.60%, 06/15/45 (Call 12/15/44)	500	513,604

		513,604

Security	Principal (000s)	Value
DIVERSIFIED FINANCIAL SERVICES — 2.04%
Affiliated Managers Group Inc.
3.50%, 08/01/25	$500	$479,645
American Express Co.
4.05%, 12/03/42	487	453,274
CME Group Inc./IL
5.30%, 09/15/43 (Call 03/15/43)	450	497,936
Credit Suisse USA Inc.
7.13%, 07/15/32	450	589,029
General Electric Capital Corp.
5.88%, 01/14/38	2,470	2,980,011
6.15%, 08/07/37	625	776,563
6.88%, 01/10/39	1,775	2,382,638
Series A
6.75%, 03/15/32	4,058	5,315,554
Goldman Sachs Capital I
6.35%, 02/15/34	400	459,461
Jefferies Group LLC
6.25%, 01/15/36	600	580,326
6.45%, 06/08/27	260	273,084
Legg Mason Inc.
5.63%, 01/15/44	200	206,695
National Rural Utilities Cooperative Finance Corp. Series C
8.00%, 03/01/32	255	352,925

		15,347,141
ELECTRIC — 9.30%
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	450	399,024
3.85%, 12/01/42[a]	50	45,341
4.15%, 08/15/44 (Call 02/15/44)	400	377,903
6.00%, 03/01/39	115	138,114
6.13%, 05/15/38	605	734,801
Series 11-C
5.20%, 06/01/41[a]	900	992,094
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)[a]	200	190,698
6.38%, 04/01/36	750	893,158
7.00%, 04/01/38	280	355,589
Arizona Public Service Co.
4.50%, 04/01/42 (Call 10/01/41)	125	126,675
4.70%, 01/15/44 (Call 07/15/43)	500	520,416
5.50%, 09/01/35	150	170,871

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)	$1,350	$1,312,859
5.15%, 11/15/43 (Call 05/15/43)	1,075	1,145,482
5.95%, 05/15/37	450	521,082
6.13%, 04/01/36	1,019	1,202,759
6.50%, 09/15/37	180	220,694
8.48%, 09/15/28	196	273,475
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	525	466,951
4.50%, 04/01/44 (Call 10/01/43)	325	334,840
Cleco Power LLC
6.00%, 12/01/40	175	198,756
CMS Energy Corp.
4.88%, 03/01/44 (Call 09/01/43)	450	457,764
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	1,550	1,389,928
3.80%, 10/01/42 (Call 04/01/42)	100	93,674
4.70%, 01/15/44 (Call 07/15/43)	450	472,075
5.90%, 03/15/36	500	597,476
Connecticut Light & Power Co. (The)
4.30%, 04/15/44 (Call 10/15/43)	250	249,471
6.35%, 06/01/36	150	188,506
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	500	496,599
5.50%, 12/01/39	190	215,037
5.70%, 06/15/40[a]	410	476,739
Series 05-A
5.30%, 03/01/35	50	55,552
Series 06-A
5.85%, 03/15/36	325	376,576
Series 06-B
6.20%, 06/15/36	450	549,599
Series 06-E
5.70%, 12/01/36	530	612,990
Series 08-B
6.75%, 04/01/38	440	565,198
Consumers Energy Co.
3.95%, 05/15/43 (Call 11/15/42)[a]	75	71,203
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	600	560,408

Security	Principal (000s)	Value
Dominion Resources Inc./VA
4.70%, 12/01/44 (Call 06/01/44)	$325	$319,256
6.30%, 03/15/33	275	320,205
7.00%, 06/15/38	350	433,899
Series B
5.95%, 06/15/35	350	394,151
Series F
5.25%, 08/01/33	300	316,356
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	205	184,761
3.95%, 06/15/42 (Call 12/15/41)	150	141,853
5.70%, 10/01/37	215	253,786
Series A
4.00%, 04/01/43 (Call 10/01/42)	200	189,959
6.63%, 06/01/36	200	258,104
DTE Energy Co.
6.38%, 04/15/33	130	157,775
Duke Energy Carolinas LLC
3.75%, 06/01/45 (Call 12/01/44)[a]	1,100	1,008,728
4.00%, 09/30/42 (Call 03/30/42)	310	296,498
4.25%, 12/15/41 (Call 06/15/41)	330	328,813
5.30%, 02/15/40	245	279,308
6.05%, 04/15/38	630	778,698
6.10%, 06/01/37	250	303,416
6.45%, 10/15/32	75	92,399
Duke Energy Florida LLC
3.85%, 11/15/42 (Call 05/15/42)	280	261,907
6.35%, 09/15/37	200	254,242
6.40%, 06/15/38	135	173,299
Duke Energy Indiana Inc.
6.12%, 10/15/35	76	89,471
6.45%, 04/01/39	750	968,594
Duke Energy Progress LLC
4.10%, 05/15/42 (Call 11/15/41)	380	368,403
4.10%, 03/15/43 (Call 09/15/42)	125	121,127
4.15%, 12/01/44 (Call 06/01/44)	960	937,233
4.20%, 08/15/45 (Call 02/15/45)	250	249,453
4.38%, 03/30/44 (Call 09/30/43)	350	354,658
6.30%, 04/01/38	250	319,958
El Paso Electric Co.
6.00%, 05/15/35	150	173,961
Entergy Louisiana LLC
4.95%, 01/15/45 (Call 01/15/25)	250	249,966

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Exelon Corp.
4.95%, 06/15/35 (Call 12/15/34)	$250	$249,585
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	878	866,786
6.25%, 10/01/39	355	375,914
FirstEnergy Solutions Corp.
6.80%, 08/15/39	353	353,283
Florida Power & Light Co.
3.80%, 12/15/42 (Call 06/15/42)	100	93,956
4.05%, 06/01/42 (Call 12/01/41)	480	475,113
4.05%, 10/01/44 (Call 04/01/44)	765	744,209
4.13%, 02/01/42 (Call 08/01/41)	1,140	1,122,319
4.95%, 06/01/35	200	219,340
5.25%, 02/01/41 (Call 08/01/40)	100	115,396
5.65%, 02/01/37	100	119,195
5.85%, 05/01/37	300	365,447
5.95%, 02/01/38	431	533,154
Georgia Power Co.
4.30%, 03/15/42	439	391,572
5.40%, 06/01/40	315	326,244
Series 07-A
5.65%, 03/01/37	100	106,552
Hydro-Quebec
9.50%, 11/15/30	200	324,982
Iberdrola International BV
6.75%, 07/15/36	375	462,596
Jersey Central Power & Light Co.
6.15%, 06/01/37	175	190,649
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	238	257,499
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	250	270,507
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	135	150,881
MidAmerican Energy Co.
4.40%, 10/15/44 (Call 04/15/44)	225	227,087
Mississippi Power Co. Series 12-A
4.25%, 03/15/42	350	300,499
Nevada Power Co.
5.45%, 05/15/41 (Call 11/15/40)	585	657,495
NiSource Finance Corp.
4.80%, 02/15/44 (Call 08/15/43)	450	452,562
5.25%, 02/15/43 (Call 08/15/42)	325	346,323

Security	Principal (000s)	Value
5.80%, 02/01/42 (Call 08/01/41)	$250	$284,299
5.95%, 06/15/41 (Call 12/15/40)	295	340,887
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	700	616,039
4.00%, 08/15/45 (Call 02/15/45)	85	82,926
4.85%, 08/15/40 (Call 02/15/40)	430	471,568
5.25%, 07/15/35	50	57,078
6.25%, 06/01/36	100	127,020
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	200	202,820
5.50%, 03/15/40	200	233,050
Oglethorpe Power Corp.
4.55%, 06/01/44	750	733,143
5.25%, 09/01/50	25	26,272
Ohio Edison Co.
6.88%, 07/15/36	350	432,167
Oklahoma Gas & Electric Co.
4.00%, 12/15/44 (Call 06/15/44)	700	654,901
4.55%, 03/15/44 (Call 09/15/43)	175	179,408
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	250	249,127
5.25%, 09/30/40	300	327,754
5.30%, 06/01/42 (Call 12/01/41)	330	362,685
7.25%, 01/15/33	400	520,566
7.50%, 09/01/38	25	34,154
Pacific Gas & Electric Co.
4.45%, 04/15/42 (Call 10/15/41)	450	444,938
4.50%, 12/15/41 (Call 06/15/41)	330	329,340
4.75%, 02/15/44 (Call 08/15/43)	450	464,669
5.13%, 11/15/43 (Call 05/15/43)	325	351,934
5.40%, 01/15/40	255	284,182
6.05%, 03/01/34	2,054	2,461,656
6.25%, 03/01/39	250	305,068
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	225	217,144
6.10%, 08/01/36	100	122,108
6.25%, 10/15/37	100	124,469
PECO Energy Co.
4.15%, 10/01/44 (Call 04/01/44)	250	244,094
5.95%, 10/01/36	100	121,263
Pennsylvania Electric Co.
6.15%, 10/01/38	300	327,678
Potomac Electric Power Co.
6.50%, 11/15/37	175	223,150

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
PPL Capital Funding Inc.
4.70%, 06/01/43 (Call 12/01/42)	$600	$591,462
5.00%, 03/15/44 (Call 09/15/43)	425	438,496
PPL Electric Utilities Corp.
5.20%, 07/15/41 (Call 01/15/41)	385	435,425
PSEG Power LLC
8.63%, 04/15/31	720	972,793
Public Service Co. of Colorado
4.30%, 03/15/44 (Call 09/15/43)	770	777,170
6.25%, 09/01/37	49	62,565
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	155	148,026
4.05%, 05/01/45 (Call 11/01/44)	300	290,279
5.38%, 11/01/39[a]	100	115,840
5.80%, 05/01/37	205	247,632
Series I
4.00%, 06/01/44 (Call 12/01/43)	275	263,955
Puget Sound Energy Inc.
4.43%, 11/15/41 (Call 05/15/41)	125	127,333
5.48%, 06/01/35	300	345,028
5.64%, 04/15/41 (Call 10/15/40)	530	629,777
5.76%, 10/01/39	120	144,174
5.80%, 03/15/40	125	151,161
6.72%, 06/15/36	150	197,333
7.02%, 12/01/27	300	390,443
San Diego Gas & Electric Co.
4.30%, 04/01/42 (Call 10/01/41)	150	150,869
4.50%, 08/15/40	200	206,928
5.35%, 05/15/35	125	143,350
5.35%, 05/15/40	75	86,621
6.13%, 09/15/37	100	125,444
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,076
4.50%, 06/01/64 (Call 12/01/63)[a]	500	459,318
4.60%, 06/15/43 (Call 12/15/42)	100	99,335
5.10%, 06/01/65 (Call 12/01/64)	100	101,949
5.45%, 02/01/41 (Call 08/01/40)	665	738,492
6.05%, 01/15/38	248	290,489
Southern California Edison Co.
3.90%, 12/01/41 (Call 06/01/41)[a]	100	93,995
4.05%, 03/15/42 (Call 09/15/41)	50	48,011
4.65%, 10/01/43 (Call 04/01/43)	275	288,952
5.63%, 02/01/36	75	87,930

Security	Principal (000s)	Value
6.00%, 01/15/34	$105	$128,069
6.05%, 03/15/39	150	184,971
Series 05-B
5.55%, 01/15/36	50	58,104
Series 05-E
5.35%, 07/15/35	525	598,674
Series 06-E
5.55%, 01/15/37	175	203,679
Series 08-A
5.95%, 02/01/38	729	889,824
Series 13-A
3.90%, 03/15/43 (Call 09/15/42)	250	234,607
Series C
3.60%, 02/01/45 (Call 08/01/44)	650	578,765
Southern Power Co.
5.15%, 09/15/41	200	199,347
Southwestern Electric Power Co.
3.90%, 04/01/45 (Call 10/01/44)	750	655,395
6.20%, 03/15/40	140	164,860
Southwestern Public Service Co.
4.50%, 08/15/41 (Call 02/15/41)	50	51,831
6.00%, 10/01/36	550	662,175
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	315	305,371
4.35%, 05/15/44 (Call 11/15/43)	230	231,001
TransAlta Corp.
6.50%, 03/15/40	286	258,755
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	930	871,877
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	260	246,997
8.88%, 11/15/38	445	697,684
Series A
6.00%, 05/15/37[a]	275	339,951
Series B
6.00%, 01/15/36	500	616,669
Westar Energy Inc.
4.13%, 03/01/42 (Call 09/01/41)	255	248,267
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)[a]	260	236,388
4.25%, 06/01/44 (Call 12/01/43)	225	224,517
Wisconsin Power & Light Co.
4.10%, 10/15/44 (Call 04/15/44)	750	734,619
6.38%, 08/15/37[a]	135	171,335

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Xcel Energy Inc.
6.50%, 07/01/36	$50	$61,166

		69,816,865
ELECTRICAL COMPONENTS & EQUIPMENT — 0.02%
Emerson Electric Co.
6.00%, 08/15/32	130	155,661

		155,661
ELECTRONICS — 0.24%
Honeywell International Inc.
5.38%, 03/01/41	531	624,124
5.70%, 03/15/37	180	215,934
Koninklijke Philips NV
5.00%, 03/15/42	524	500,092
6.88%, 03/11/38	240	275,761
Thermo Fisher Scientific Inc.
5.30%, 02/01/44 (Call 08/01/43)	202	211,283

		1,827,194
ENGINEERING & CONSTRUCTION — 0.03%
ABB Finance USA Inc.
4.38%, 05/08/42	250	243,536

		243,536
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.
5.70%, 05/15/41 (Call 11/15/40)	675	758,656
6.09%, 03/15/35	50	58,846
6.20%, 03/01/40	25	29,596
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	505	467,624
4.10%, 03/01/45 (Call 09/01/44)	275	251,977
6.13%, 11/30/39	200	238,590

		1,805,289
FOOD — 1.54%
ConAgra Foods Inc.
4.65%, 01/25/43 (Call 07/25/42)	145	125,942
6.63%, 08/15/39	475	497,393
7.00%, 10/01/28	225	265,412
7.13%, 10/01/26[a]	300	352,296
8.25%, 09/15/30	170	228,979
Delhaize Group
5.70%, 10/01/40	651	678,289
General Mills Inc.
5.40%, 06/15/40	500	547,569

Security	Principal (000s)	Value
Hershey Co. (The)
7.20%, 08/15/27	$11	$14,818
JM Smucker Co. (The)
4.25%, 03/15/35[b]	750	705,066
4.38%, 03/15/45[b]	110	101,471
Kellogg Co. Series B
7.45%, 04/01/31	595	752,003
Kraft Foods Group Inc.
5.00%, 06/04/42	1,375	1,398,824
6.50%, 02/09/40	230	271,348
6.88%, 01/26/39	202	246,142
Kraft Heinz Foods Co.
5.00%, 07/15/35 (Call 01/15/35)[b]	650	670,142
5.20%, 07/15/45 (Call 01/15/45)[b]	1,000	1,047,515
Kroger Co. (The)
5.00%, 04/15/42 (Call 10/15/41)	100	104,130
5.15%, 08/01/43 (Call 02/01/43)	250	263,536
5.40%, 07/15/40 (Call 01/15/40)	240	261,534
6.90%, 04/15/38	548	686,089
7.50%, 04/01/31	225	286,147
Mondelez International Inc.
6.50%, 02/09/40	50	60,569
6.88%, 01/26/39	450	569,165
Sysco Corp.
5.38%, 09/21/35	200	227,448
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	200	198,366
5.15%, 08/15/44 (Call 02/15/44)	250	254,782
Unilever Capital Corp.
5.90%, 11/15/32	585	752,670

		11,567,645
FOREST PRODUCTS & PAPER — 0.45%
Domtar Corp.
6.75%, 02/15/44 (Call 08/15/43)	200	211,952
Georgia-Pacific LLC
7.75%, 11/15/29	640	856,426
International Paper Co.
3.80%, 01/15/26 (Call 10/15/25)[a]	250	241,815
4.80%, 06/15/44 (Call 12/15/43)	225	207,134
5.00%, 09/15/35 (Call 03/15/35)	50	48,505
5.15%, 05/15/46 (Call 11/15/45)	250	242,749
6.00%, 11/15/41 (Call 05/15/41)	775	812,246
7.30%, 11/15/39	50	59,738

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
8.70%, 06/15/38	$125	$167,707
Westvaco Corp.
8.20%, 01/15/30	425	560,549

		3,408,821
GAS — 0.53%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	375	439,889
6.00%, 10/01/34	90	105,347
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	800	758,658
Dominion Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	450	422,918
KeySpan Corp.
5.80%, 04/01/35	250	280,137
8.00%, 11/15/30	130	174,501
ONE Gas Inc.
4.66%, 02/01/44 (Call 08/01/43)	175	182,996
Piedmont Natural Gas Co. Inc.
4.10%, 09/18/34 (Call 03/18/34)	200	198,901
Sempra Energy
6.00%, 10/15/39	985	1,138,378
Southern California Gas Co. Series KK
5.75%, 11/15/35	225	270,006

		3,971,731
HEALTH CARE – PRODUCTS — 1.17%
Becton Dickinson and Co.
4.69%, 12/15/44 (Call 06/15/44)	735	724,908
4.88%, 05/15/44 (Call 11/15/43)	260	259,278
6.00%, 05/15/39	175	200,060
Boston Scientific Corp.
7.00%, 11/15/35	100	118,247
7.38%, 01/15/40	370	457,131
Covidien International Finance SA
6.55%, 10/15/37	380	479,522
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	275	251,651
4.38%, 03/15/35	1,715	1,699,890
4.63%, 03/15/44 (Call 09/15/43)	275	278,559
4.63%, 03/15/45	2,050	2,083,926
5.55%, 03/15/40	175	198,104
St. Jude Medical Inc.
4.75%, 04/15/43 (Call 10/15/42)	348	335,392

Security	Principal (000s)	Value
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	$400	$372,292
4.38%, 05/15/44 (Call 11/15/43)	135	132,441
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	345	319,015
4.45%, 08/15/45 (Call 02/15/45)	500	454,434
5.75%, 11/30/39	370	400,898

		8,765,748
HEALTH CARE – SERVICES — 1.58%
Aetna Inc.
4.13%, 11/15/42 (Call 05/15/42)	250	226,518
4.50%, 05/15/42 (Call 11/15/41)	355	342,001
4.75%, 03/15/44 (Call 09/15/43)	350	350,382
6.63%, 06/15/36	300	367,300
6.75%, 12/15/37	264	330,064
Anthem Inc.
4.63%, 05/15/42	716	672,318
4.65%, 01/15/43	750	706,485
4.65%, 08/15/44 (Call 02/15/44)	225	212,266
4.85%, 08/15/54 (Call 02/15/54)[a]	175	163,631
5.10%, 01/15/44	175	176,491
6.38%, 06/15/37	475	554,567
Cigna Corp.
5.38%, 02/15/42 (Call 08/15/41)	230	244,442
5.88%, 03/15/41 (Call 09/15/40)	703	791,064
6.15%, 11/15/36	100	112,208
Dignity Health
4.50%, 11/01/42	100	93,413
5.27%, 11/01/64	250	253,266
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	295	281,026
4.95%, 10/01/44 (Call 04/01/44)	125	125,132
8.15%, 06/15/38	200	276,778
Kaiser Foundation Hospitals
4.88%, 04/01/42	250	266,749
Laboratory Corp. of America Holdings
4.70%, 02/01/45 (Call 08/01/44)	375	342,018
Memorial Sloan-Kettering Cancer Center Series 2015
4.20%, 07/01/55	250	232,109
Quest Diagnostics Inc.
5.75%, 01/30/40	250	258,575

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
UnitedHealth Group Inc.
4.25%, 03/15/43 (Call 09/15/42)[a]	$275	$265,772
4.38%, 03/15/42 (Call 09/15/41)	550	540,105
4.63%, 07/15/35	155	161,833
4.63%, 11/15/41 (Call 05/15/41)	180	182,219
4.75%, 07/15/45	500	525,253
5.70%, 10/15/40 (Call 04/15/40)	550	648,262
5.80%, 03/15/36	690	805,038
5.95%, 02/15/41 (Call 08/15/40)	525	634,604
6.88%, 02/15/38	535	704,936

		11,846,825
HOLDING COMPANIES – DIVERSIFIED — 0.01%
Hutchison Whampoa International Ltd.
7.45%, 11/24/33[b]	50	67,496

		67,496
HOME FURNISHINGS — 0.02%
Whirlpool Corp.
5.15%, 03/01/43[a]	150	153,506

		153,506
HOUSEHOLD PRODUCTS & WARES — 0.07%
Kimberly-Clark Corp.
6.63%, 08/01/37	420	551,055

		551,055
INSURANCE — 3.36%
ACE INA Holdings Inc.
4.15%, 03/13/43	485	458,877
Aflac Inc.
6.45%, 08/15/40	415	504,117
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	250	239,079
Allstate Corp. (The)
4.50%, 06/15/43	1,000	993,222
5.55%, 05/09/35	183	209,394
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	915	828,015
4.38%, 01/15/55 (Call 07/15/54)	150	134,095
4.50%, 07/16/44 (Call 01/16/44)	1,000	952,918
6.25%, 05/01/36	530	630,549
6.25%, 03/15/87	450	481,500
Aon Corp.
8.21%, 01/01/27	300	378,000

Security	Principal (000s)	Value
Aon PLC
4.45%, 05/24/43 (Call 02/24/43)	$250	$233,280
4.60%, 06/14/44 (Call 03/14/44)	250	238,002
4.75%, 05/15/45 (Call 11/15/44)	230	222,422
Arch Capital Group U.S. Inc.
5.14%, 11/01/43	445	451,703
Assurant Inc.
6.75%, 02/15/34	230	273,100
AXA SA
8.60%, 12/15/30	705	930,600
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43[a]	50	47,192
4.40%, 05/15/42	520	496,924
5.75%, 01/15/40	340	390,762
Berkshire Hathaway Inc.
4.50%, 02/11/43	400	389,966
Chubb Corp. (The)
6.00%, 05/11/37[a]	460	555,424
Endurance Specialty Holdings Ltd.
7.00%, 07/15/34	125	145,334
Everest Reinsurance Holdings Inc.
4.87%, 06/01/44	250	239,725
Hartford Financial Services Group Inc. (The)
5.95%, 10/15/36	245	287,802
6.10%, 10/01/41	165	199,714
6.63%, 03/30/40	159	200,800
Lincoln National Corp.
6.15%, 04/07/36	225	260,800
7.00%, 06/15/40	450	573,788
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	400	359,248
6.00%, 02/01/35[a]	150	172,299
Marsh & McLennan Companies Inc.
5.88%, 08/01/33	200	229,747
MetLife Inc.
4.05%, 03/01/45	1,155	1,071,860
4.13%, 08/13/42	725	678,179
4.72%, 12/15/44	500	512,419
4.88%, 11/13/43	475	498,363
5.70%, 06/15/35	480	554,024
6.40%, 12/15/66 (Call 12/15/31)	615	673,425
6.50%, 12/15/32	351	436,494

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Principal Financial Group Inc.
4.35%, 05/15/43	$500	$466,212
6.05%, 10/15/36	150	175,529
Progressive Corp. (The)
3.70%, 01/26/45	250	218,933
4.35%, 04/25/44	250	244,266
6.25%, 12/01/32	280	345,502
Protective Life Corp.
8.45%, 10/15/39	240	328,179
Prudential Financial Inc.
4.60%, 05/15/44[a]	325	316,746
5.40%, 06/13/35	465	500,793
5.70%, 12/14/36	451	503,891
5.80%, 11/16/41	100	113,310
5.90%, 03/17/36	210	238,094
6.20%, 11/15/40	100	117,997
Series D
6.63%, 12/01/37	885	1,088,594
Travelers Companies Inc. (The)
5.35%, 11/01/40	310	351,314
6.25%, 06/15/37	743	923,165
6.75%, 06/20/36	50	64,987
Trinity Acquisition PLC
6.13%, 08/15/43	250	270,556
Unum Group
5.75%, 08/15/42	250	275,895
Validus Holdings Ltd.
8.88%, 01/26/40	273	354,099
Voya Financial Inc.
5.70%, 07/15/43	240	271,272
WR Berkley Corp.
6.25%, 02/15/37	300	344,985
XLIT Ltd.
5.50%, 03/31/45	500	466,026
6.25%, 05/15/27	75	87,799

		25,201,306
INTERNET — 0.23%
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (Call 05/28/34)[a,b]	400	368,336
Amazon.com Inc.
4.80%, 12/05/34 (Call 06/05/34)	325	326,466
4.95%, 12/05/44 (Call 06/05/44)	750	749,624

Security	Principal (000s)	Value
eBay Inc.
4.00%, 07/15/42 (Call 01/15/42)	$400	$303,757

		1,748,183
IRON & STEEL — 0.41%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	200	204,035
6.40%, 12/01/37	150	173,711
Reliance Steel & Aluminum Co.
6.85%, 11/15/36	100	108,309
Vale Overseas Ltd.
6.88%, 11/21/36	1,630	1,393,550
6.88%, 11/10/39	815	691,328
8.25%, 01/17/34	387	383,594
Vale SA
5.63%, 09/11/42[a]	135	101,593

		3,056,120
LEISURE TIME — 0.02%
Harley-Davidson Inc.
4.63%, 07/28/45 (Call 01/28/45)	150	147,185

		147,185
LODGING — 0.03%
Starwood Hotels & Resorts Worldwide Inc.
4.50%, 10/01/34 (Call 04/01/34)	280	247,374

		247,374
MACHINERY — 0.46%
Caterpillar Inc.
3.80%, 08/15/42	945	857,433
4.30%, 05/15/44 (Call 11/15/43)	275	270,844
4.75%, 05/15/64 (Call 11/15/63)	200	198,756
5.20%, 05/27/41	650	713,349
6.05%, 08/15/36	100	119,172
Cummins Inc.
4.88%, 10/01/43 (Call 04/01/43)	220	227,892
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	725	678,805
5.38%, 10/16/29	175	206,356
8.10%, 05/15/30	50	71,496
Rockwell Automation Inc.
6.70%, 01/15/28	100	129,781

		3,473,884

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
MANUFACTURING — 0.91%
3M Co.
3.88%, 06/15/44	$550	$529,822
5.70%, 03/15/37	225	273,873
American Water Capital Corp.
4.30%, 09/01/45 (Call 03/01/45)	500	494,752
Dover Corp.
5.38%, 03/01/41 (Call 12/01/40)	343	395,249
Eaton Corp.
4.00%, 11/02/32[a]	798	763,231
4.15%, 11/02/42	100	91,708
General Electric Co.
4.13%, 10/09/42	535	510,776
4.50%, 03/11/44	1,220	1,225,304
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	800	748,836
4.88%, 09/15/41 (Call 03/15/41)	150	161,276
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 06/15/43	225	245,067
Ingersoll-Rand Luxembourg Finance SA
4.65%, 11/01/44 (Call 05/01/44)	425	396,544
Parker-Hannifin Corp.
4.20%, 11/21/34 (Call 05/21/34)	325	327,388
4.45%, 11/21/44 (Call 05/21/44)	215	219,462
Series A
6.25%, 05/15/38	100	125,172
Tyco Electronics Group SA
7.13%, 10/01/37	225	294,163

		6,802,623
MEDIA — 5.65%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)[a]	850	816,003
5.40%, 10/01/43	455	477,139
6.15%, 02/15/41	475	538,800
6.20%, 12/15/34	670	755,947
6.40%, 12/15/35	170	195,537
6.55%, 03/15/33	640	772,381
6.65%, 11/15/37	495	581,368
7.70%, 10/30/25	280	351,086
7.75%, 12/01/45	200	269,915
7.85%, 03/01/39	225	309,451
8.15%, 10/17/36	266	365,747

Security	Principal (000s)	Value
CBS Corp.
4.00%, 01/15/26 (Call 10/15/25)	$500	$487,486
4.60%, 01/15/45 (Call 07/15/44)	100	86,528
4.85%, 07/01/42 (Call 01/01/42)	130	119,183
4.90%, 08/15/44 (Call 02/15/44)	100	89,855
5.50%, 05/15/33	650	645,381
5.90%, 10/15/40 (Call 04/15/40)	200	206,244
7.88%, 07/30/30	325	417,534
CCO Safari II LLC
6.38%, 10/23/35 (Call 04/23/35)[b]	490	497,790
6.48%, 10/23/45 (Call 04/23/45)[b]	1,630	1,658,460
6.83%, 10/23/55 (Call 04/23/55)[b]	65	65,459
Comcast Corp.
4.20%, 08/15/34 (Call 02/15/34)	1,550	1,507,905
4.25%, 01/15/33	1,935	1,894,672
4.60%, 08/15/45 (Call 02/15/45)[a]	1,000	1,014,113
4.65%, 07/15/42	950	965,667
4.75%, 03/01/44	1,300	1,349,177
6.45%, 03/15/37	305	378,100
6.50%, 11/15/35	500	626,160
6.95%, 08/15/37	940	1,231,905
7.05%, 03/15/33	150	193,633
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
5.15%, 03/15/42	1,400	1,300,179
6.35%, 03/15/40	325	348,552
6.38%, 03/01/41	460	493,530
Discovery Communications LLC
4.88%, 04/01/43	145	125,880
6.35%, 06/01/40	1,100	1,150,232
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	550	506,713
6.63%, 01/15/40	255	284,294
Historic TW Inc.
6.63%, 05/15/29	1,030	1,240,095
NBCUniversal Media LLC
4.45%, 01/15/43	800	789,634
5.95%, 04/01/41	510	605,756
6.40%, 04/30/40	400	498,454
TCI Communications Inc.
7.13%, 02/15/28	100	128,694
7.88%, 02/15/26	370	496,381

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Thomson Reuters Corp.
5.50%, 08/15/35	$150	$157,593
5.65%, 11/23/43 (Call 05/23/43)	175	185,872
5.85%, 04/15/40	500	545,337
Time Warner Cable Inc.
4.50%, 09/15/42 (Call 03/15/42)	200	160,268
5.50%, 09/01/41 (Call 03/01/41)	321	288,635
5.88%, 11/15/40 (Call 05/15/40)	570	535,250
6.55%, 05/01/37	375	380,056
6.75%, 06/15/39	780	803,079
7.30%, 07/01/38	1,100	1,169,424
Time Warner Entertainment Co. LP
8.38%, 07/15/33[a]	847	1,014,057
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	1,600	1,500,416
4.85%, 07/15/45 (Call 01/15/45)	350	336,453
4.90%, 06/15/42	550	530,655
5.35%, 12/15/43	450	462,421
5.38%, 10/15/41	200	206,037
6.10%, 07/15/40	175	193,621
6.25%, 03/29/41	270	303,930
6.50%, 11/15/36	350	409,360
7.63%, 04/15/31	265	338,011
7.70%, 05/01/32	750	969,804
Verizon Communications Inc.
4.52%, 09/15/48	1,000	883,098
4.67%, 03/15/55	500	429,773
Viacom Inc.
4.38%, 03/15/43	800	589,641
4.50%, 02/27/42	125	93,695
4.85%, 12/15/34 (Call 06/15/34)	350	294,354
4.88%, 06/15/43 (Call 12/15/42)	200	158,588
5.25%, 04/01/44 (Call 10/01/43)	325	278,385
5.85%, 09/01/43 (Call 03/01/43)	575	524,153
6.88%, 04/30/36	330	346,902
Walt Disney Co. (The)
4.38%, 08/16/41	740	757,645
7.00%, 03/01/32	250	343,921
Series E
4.13%, 12/01/41	380	375,306

		42,402,760

Security	Principal (000s)	Value
METAL FABRICATE & HARDWARE — 0.13%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	$200	$184,086
4.20%, 06/15/35 (Call 12/15/34)	500	492,634
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	150	135,306
5.25%, 10/01/54 (Call 04/01/54)	225	196,845

		1,008,871
MINING — 1.48%
Barrick Gold Corp.
5.25%, 04/01/42	650	514,022
Barrick North America Finance LLC
5.70%, 05/30/41	657	536,115
5.75%, 05/01/43[a]	200	170,170
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	505	418,601
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	930	833,527
5.00%, 09/30/43	825	847,328
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	255	183,600
5.45%, 03/15/43 (Call 09/15/42)	1,025	732,875
Goldcorp Inc.
5.45%, 06/09/44 (Call 12/09/43)	350	306,788
Kinross Gold Corp.
6.88%, 09/01/41 (Call 03/01/41)	250	191,871
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	275	208,357
6.25%, 10/01/39	903	796,814
Rio Tinto Alcan Inc.
7.25%, 03/15/31	75	90,863
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	875	875,815
7.13%, 07/15/28	240	295,687
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	1,070	936,059
Southern Copper Corp.
5.25%, 11/08/42	625	502,811
5.88%, 04/23/45	375	324,913
6.75%, 04/16/40	866	821,947
7.50%, 07/27/35[a]	390	402,537
Teck Resources Ltd.
6.00%, 08/15/40 (Call 02/15/40)	405	273,375

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.13%, 10/01/35	$300	$202,500
6.25%, 07/15/41 (Call 01/15/41)	870	591,600
Vale Canada Ltd.
7.20%, 09/15/32	50	45,481

		11,103,656
OFFICE & BUSINESS EQUIPMENT — 0.07%
Xerox Corp.
4.80%, 03/01/35[a]	150	137,490
6.75%, 12/15/39[a]	375	418,806

		556,296
OIL & GAS — 7.45%
Alberta Energy Co. Ltd.
7.38%, 11/01/31	180	183,079
8.13%, 09/15/30	175	196,598
Anadarko Finance Co.
7.50%, 05/01/31	400	485,959
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	293,737
6.20%, 03/15/40	805	875,472
6.45%, 09/15/36	845	945,135
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	200	169,536
4.75%, 04/15/43 (Call 10/15/42)	1,025	930,860
5.10%, 09/01/40 (Call 03/01/40)	255	241,470
6.00%, 01/15/37	1,011	1,068,394
Burlington Resources Finance Co.
7.20%, 08/15/31	270	341,906
7.40%, 12/01/31	225	295,215
Canadian Natural Resources Ltd.
5.85%, 02/01/35	200	192,304
6.25%, 03/15/38	1,030	1,030,856
6.45%, 06/30/33	200	208,794
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	500	394,547
5.20%, 09/15/43 (Call 03/15/43)	250	215,683
6.75%, 11/15/39	545	565,317
CNOOC Nexen Finance 2014 ULC
4.88%, 04/30/44	1,200	1,238,037
ConocoPhillips
6.50%, 02/01/39	1,230	1,474,629
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/36	150	170,726

Security	Principal (000s)	Value
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)[a]	$390	$366,673
4.30%, 11/15/44 (Call 05/15/44)	725	669,104
ConocoPhillips Holding Co.
6.95%, 04/15/29	1,817	2,276,955
Continental Resources Inc./OK
4.90%, 06/01/44 (Call 12/01/43)	145	107,604
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	1,675	1,541,180
5.00%, 06/15/45 (Call 12/15/44)	250	237,990
5.60%, 07/15/41 (Call 01/15/41)	125	125,450
7.95%, 04/15/32	80	100,230
Devon Financing Corp. LLC
7.88%, 09/30/31	247	307,768
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)[a]	625	445,286
5.70%, 10/15/39[a]	150	119,481
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	650	601,309
5.88%, 05/28/45	400	324,000
7.38%, 09/18/43	1,100	1,100,000
Encana Corp.
5.15%, 11/15/41 (Call 05/15/41)[a]	850	693,360
6.50%, 08/15/34	245	229,976
6.50%, 02/01/38	270	250,719
7.20%, 11/01/31	175	177,606
Eni USA Inc.
7.30%, 11/15/27	200	244,697
Ensco PLC
5.75%, 10/01/44 (Call 04/01/44)	650	495,016
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	265	247,957
Hess Corp.
5.60%, 02/15/41	275	264,443
6.00%, 01/15/40	200	198,899
7.13%, 03/15/33	300	331,357
7.30%, 08/15/31	1,175	1,311,999
7.88%, 10/01/29	150	180,457
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	250	219,491
6.60%, 10/01/37	605	634,393
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	600	527,792
5.00%, 09/15/54 (Call 03/15/54)	200	171,491

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.50%, 03/01/41 (Call 09/01/40)	$240	$258,940
Murphy Oil Corp.
5.13%, 12/01/42 (Call 06/01/42)	150	108,294
7.05%, 05/01/29	230	237,081
Nexen Energy ULC
6.40%, 05/15/37	514	605,355
7.50%, 07/30/39	375	498,979
7.88%, 03/15/32	160	217,440
Noble Energy Inc.
5.25%, 11/15/43 (Call 05/15/43)	570	516,237
6.00%, 03/01/41 (Call 09/01/40)	860	849,737
Noble Holding International Ltd.
5.25%, 03/15/42	500	330,065
6.05%, 03/01/41	100	70,374
6.20%, 08/01/40	30	21,494
6.95%, 04/01/45 (Call 10/01/44)	250	198,446
Occidental Petroleum Corp.
4.63%, 06/15/45 (Call 12/15/44)	80	79,137
Petro-Canada
5.35%, 07/15/33	100	104,185
6.80%, 05/15/38	776	941,104
Petrobras Global Finance BV
6.75%, 01/27/41	1,560	1,193,674
6.88%, 01/20/40	1,780	1,388,150
7.25%, 03/17/44	550	442,663
Petroleos Mexicanos
4.50%, 01/23/26[b]	700	665,875
5.50%, 06/27/44[b]	1,750	1,531,250
5.50%, 06/27/44[a]	825	723,937
5.63%, 01/23/46[b]	1,100	976,250
6.38%, 01/23/45	1,050	1,026,375
6.50%, 06/02/41	650	647,562
6.63%, 06/15/35	1,705	1,739,100
6.63%, 06/15/38	300	302,844
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	355	344,321
4.88%, 11/15/44 (Call 05/15/44)	1,250	1,190,523
5.88%, 05/01/42	295	319,367
Rowan Companies Inc.
5.85%, 01/15/44 (Call 07/15/43)	375	264,766
Shell International Finance BV
4.13%, 05/11/35	600	586,676
4.38%, 05/11/45	1,500	1,483,233

Security	Principal (000s)	Value
4.55%, 08/12/43	$1,700	$1,720,780
5.50%, 03/25/40	225	256,676
6.38%, 12/15/38	852	1,067,710
Statoil ASA
3.95%, 05/15/43	950	887,253
4.80%, 11/08/43	350	372,890
5.10%, 08/17/40	380	414,408
6.50%, 12/01/28[b]	100	128,487
6.80%, 01/15/28	75	94,902
7.15%, 01/15/29	100	131,137
Suncor Energy Inc.
5.95%, 12/01/34	150	166,036
6.50%, 06/15/38	442	521,931
6.85%, 06/01/39	645	784,811
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	100	82,566
6.25%, 02/01/38	675	604,623
7.25%, 10/15/27	200	212,410
Tosco Corp.
7.80%, 01/01/27	250	323,864
Valero Energy Corp.
4.90%, 03/15/45	355	319,638
6.63%, 06/15/37	977	1,076,800
7.50%, 04/15/32	305	361,881
XTO Energy Inc.
6.75%, 08/01/37	400	556,424

		55,969,598
OIL & GAS SERVICES — 0.59%
Baker Hughes Inc.
5.13%, 09/15/40	240	243,811
6.88%, 01/15/29	600	725,024
Cameron International Corp.
5.13%, 12/15/43 (Call 06/15/43)	350	354,249
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	180	172,170
4.75%, 08/01/43 (Call 02/01/43)	625	611,466
7.45%, 09/15/39	585	769,995
National Oilwell Varco Inc.
3.95%, 12/01/42 (Call 06/01/42)[a]	505	420,433
Weatherford International Ltd./Bermuda
5.95%, 04/15/42 (Call 10/17/41)	231	176,715
6.50%, 08/01/36	476	387,940

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
6.75%, 09/15/40	$175	$147,000
7.00%, 03/15/38	500	422,500

		4,431,303
PACKAGING & CONTAINERS — 0.04%
Sonoco Products Co.
5.75%, 11/01/40 (Call 05/01/40)	273	295,999

		295,999
PHARMACEUTICALS — 4.09%
Abbott Laboratories
5.30%, 05/27/40	335	375,112
6.00%, 04/01/39	425	517,555
AbbVie Inc.
4.40%, 11/06/42	1,460	1,352,385
4.50%, 05/14/35 (Call 11/14/34)	1,245	1,194,175
4.70%, 05/14/45 (Call 11/14/44)	1,000	966,863
Actavis Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,325	1,218,139
4.75%, 03/15/45 (Call 09/15/44)[a]	1,775	1,619,507
4.85%, 06/15/44 (Call 12/15/43)	250	230,255
Actavis Inc.
4.63%, 10/01/42 (Call 04/01/42)	425	391,843
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	500	461,082
AstraZeneca PLC
4.00%, 09/18/42	425	408,485
6.45%, 09/15/37	1,197	1,522,558
Baxalta Inc.
5.25%, 06/23/45 (Call 12/23/44)[b]	495	491,823
Bristol-Myers Squibb Co.
4.50%, 03/01/44 (Call 09/01/43)	100	105,374
5.88%, 11/15/36	795	968,905
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)[a]	340	339,982
4.50%, 11/15/44 (Call 05/15/44)	125	117,402
4.60%, 03/15/43	350	332,046
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	100	96,653
3.70%, 03/01/45 (Call 09/01/44)	370	339,299
5.50%, 03/15/27	670	796,228
Express Scripts Holding Co.
6.13%, 11/15/41	195	220,853
GlaxoSmithKline Capital Inc.
5.38%, 04/15/34	200	226,168

Security	Principal (000s)	Value
6.38%, 05/15/38	$1,512	$1,901,776
Johnson & Johnson
4.38%, 12/05/33 (Call 06/05/33)	1,625	1,724,712
4.50%, 09/01/40	200	212,672
4.95%, 05/15/33	250	283,574
5.85%, 07/15/38	50	62,966
5.95%, 08/15/37	255	323,166
McKesson Corp.
4.88%, 03/15/44 (Call 09/15/43)[a]	820	821,255
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	180	167,957
5.90%, 11/01/39	300	335,666
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	1,410	1,275,393
4.15%, 05/18/43	225	219,810
6.50%, 12/01/33	240	310,115
6.55%, 09/15/37	155	203,212
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	700	841,023
5.95%, 12/01/28	550	681,855
Mylan Inc.
5.40%, 11/29/43 (Call 05/29/43)	230	222,137
Novartis Capital Corp.
3.70%, 09/21/42	125	117,988
4.40%, 05/06/44	1,000	1,051,525
Perrigo Co. PLC
5.30%, 11/15/43 (Call 05/15/43)	250	244,862
Perrigo Finance PLC
4.90%, 12/15/44 (Call 06/15/44)	200	185,554
Pfizer Inc.
4.30%, 06/15/43	175	171,024
4.40%, 05/15/44[a]	270	268,120
7.20%, 03/15/39	1,779	2,426,171
Pharmacia Corp.
6.60%, 12/01/28	300	384,937
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36[a]	450	500,773
Wyeth LLC
5.95%, 04/01/37	980	1,160,869
Zoetis Inc.
4.70%, 02/01/43 (Call 08/01/42)	322	283,961

		30,675,765

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
PIPELINES — 3.71%
Buckeye Partners LP
5.85%, 11/15/43 (Call 05/15/43)	$400	$374,218
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (Call 07/15/40)	255	291,886
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)[b]	25	21,882
Enable Midstream Partners LP
5.00%, 05/15/44 (Call 11/15/43)[b]	125	98,149
Enbridge Energy Partners LP Series B
7.50%, 04/15/38	510	573,694
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	154,767
Energy Transfer Partners LP
4.75%, 01/15/26 (Call 10/15/25)	650	616,651
4.90%, 03/15/35 (Call 09/15/34)	250	211,150
5.15%, 02/01/43 (Call 08/01/42)	305	254,540
5.15%, 03/15/45 (Call 09/15/44)	500	416,784
6.05%, 06/01/41 (Call 12/01/40)	110	102,378
6.50%, 02/01/42 (Call 08/01/41)	1,230	1,205,177
6.63%, 10/15/36	165	163,177
8.25%, 11/15/29 (Call 08/15/29)	50	61,329
EnLink Midstream Partners LP
5.60%, 04/01/44 (Call 10/01/43)	225	204,431
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)[a]	600	562,642
4.45%, 02/15/43 (Call 08/15/42)	825	696,533
4.85%, 08/15/42 (Call 02/15/42)	125	112,148
4.85%, 03/15/44 (Call 09/15/43)	850	760,476
4.90%, 05/15/46 (Call 11/15/45)	195	175,267
4.95%, 10/15/54 (Call 04/15/54)	950	813,615
5.10%, 02/15/45 (Call 08/15/44)	125	115,813
5.70%, 02/15/42[a]	470	470,445
5.95%, 02/01/41	175	178,626
6.13%, 10/15/39	134	138,495
7.55%, 04/15/38	100	121,268
Series D
6.88%, 03/01/33	250	283,976
Series H
6.65%, 10/15/34	100	111,682
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	90	69,053
5.00%, 08/15/42 (Call 02/15/42)	250	201,436

Security	Principal (000s)	Value
5.40%, 09/01/44 (Call 03/01/44)	$360	$302,771
5.50%, 03/01/44 (Call 09/01/43)	600	512,809
5.80%, 03/15/35	900	822,216
6.38%, 03/01/41	230	215,791
6.55%, 09/15/40	100	95,934
6.95%, 01/15/38	522	528,305
7.40%, 03/15/31	100	104,301
7.50%, 11/15/40	255	271,762
7.75%, 03/15/32	100	107,861
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	325	261,275
5.30%, 12/01/34 (Call 06/01/34)	2,050	1,793,443
5.55%, 06/01/45 (Call 12/01/44)	1,800	1,546,059
Magellan Midstream Partners LP
4.20%, 03/15/45 (Call 09/15/44)	200	164,945
5.15%, 10/15/43 (Call 04/15/43)	600	570,674
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	680	617,736
6.65%, 10/01/36	50	48,657
6.85%, 10/15/37	450	442,771
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	218,227
4.90%, 02/15/45 (Call 08/15/44)	325	292,662
5.15%, 06/01/42 (Call 12/01/41)	550	505,661
6.65%, 01/15/37	325	352,583
Spectra Energy Capital LLC
7.50%, 09/15/38	240	259,614
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	250	210,723
5.95%, 09/25/43 (Call 03/25/43)	225	226,732
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	700	558,790
5.30%, 04/01/44 (Call 10/01/43)	275	233,538
6.10%, 02/15/42	350	322,392
Texas Eastern Transmission LP
7.00%, 07/15/32	150	181,159
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	1,005	954,873
5.00%, 10/16/43 (Call 04/16/43)	175	168,776
5.60%, 03/31/34	100	104,446
5.85%, 03/15/36	100	106,924
6.20%, 10/15/37	334	375,548

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
7.25%, 08/15/38	$305	$376,739
7.63%, 01/15/39	1,000	1,310,578
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	635	494,316
5.40%, 08/15/41 (Call 02/15/41)	26	23,201
Western Gas Partners LP
5.45%, 04/01/44 (Call 10/01/43)	200	186,514
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	100	82,031
7.50%, 01/15/31	375	376,896
8.75%, 03/15/32	318	353,919
Williams Partners LP
4.00%, 09/15/25 (Call 06/15/25)[a]	205	183,698
4.90%, 01/15/45 (Call 10/15/44)	845	675,881
5.40%, 03/04/44 (Call 09/04/43)	600	506,505
6.30%, 04/15/40	240	225,112

		27,837,036
REAL ESTATE INVESTMENT TRUSTS — 0.60%
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	550	541,857
Federal Realty Investment Trust
4.50%, 12/01/44 (Call 06/01/44)	100	97,721
HCP Inc.
6.75%, 02/01/41 (Call 08/01/40)[a]	225	275,461
Health Care REIT Inc.
5.13%, 03/15/43 (Call 09/15/42)	165	166,499
6.50%, 03/15/41 (Call 09/15/40)	250	297,467
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	250	226,091
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)[b]	275	262,983
Realty Income Corp.
5.88%, 03/15/35	250	283,383
Simon Property Group LP
4.75%, 03/15/42 (Call 09/15/41)[a]	350	358,301
6.75%, 02/01/40 (Call 11/01/39)	425	552,782
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)[a]	500	438,666
Weyerhaeuser Co.
6.95%, 10/01/27	275	324,525
7.38%, 03/15/32	525	658,518

		4,484,254

Security	Principal (000s)	Value
RETAIL — 4.00%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	$375	$356,032
5.17%, 08/01/44 (Call 02/01/44)[a]	150	143,957
CVS Health Corp.
4.88%, 07/20/35 (Call 01/20/35)	650	675,897
5.13%, 07/20/45 (Call 01/20/45)	1,500	1,597,742
6.13%, 09/15/39	725	856,173
6.25%, 06/01/27	550	662,141
Darden Restaurants Inc.
7.05%, 10/15/37	230	278,880
Home Depot Inc. (The)
4.25%, 04/01/46 (Call 10/01/45)	550	540,488
4.40%, 03/15/45 (Call 09/15/44)	755	759,587
4.88%, 02/15/44 (Call 08/15/43)	385	414,062
5.88%, 12/16/36	1,111	1,344,115
5.95%, 04/01/41 (Call 10/01/40)	1,085	1,334,556
Lowe’s Companies Inc.
4.65%, 04/15/42 (Call 10/15/41)	414	428,465
5.00%, 09/15/43 (Call 03/15/43)[a]	600	649,793
5.80%, 04/15/40 (Call 10/15/39)	790	935,897
6.88%, 02/15/28	550	705,730
Macy’s Retail Holdings Inc.
4.30%, 02/15/43 (Call 08/15/42)	76	64,171
4.50%, 12/15/34 (Call 06/15/34)	250	229,036
5.13%, 01/15/42 (Call 07/15/41)	250	235,596
6.38%, 03/15/37	300	327,177
6.70%, 07/15/34	250	283,572
6.90%, 04/01/29	550	670,377
McDonald’s Corp.
3.70%, 02/15/42	1,050	892,960
4.60%, 05/26/45 (Call 11/26/44)[a]	165	161,254
5.70%, 02/01/39	50	56,340
6.30%, 10/15/37	360	433,480
6.30%, 03/01/38	339	408,880
Nordstrom Inc.
5.00%, 01/15/44 (Call 07/15/43)	306	320,517
6.95%, 03/15/28	350	435,260
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)	300	260,276
Starbucks Corp.
4.30%, 06/15/45 (Call 12/15/44)	250	250,283

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Target Corp.
4.00%, 07/01/42[a]	$985	$946,858
6.50%, 10/15/37	897	1,153,671
Tiffany & Co.
4.90%, 10/01/44 (Call 04/01/44)	250	235,496
Wal-Mart Stores Inc.
4.00%, 04/11/43 (Call 10/11/42)	1,400	1,342,768
4.30%, 04/22/44 (Call 10/22/43)	850	856,509
4.88%, 07/08/40	150	162,055
5.00%, 10/25/40	225	247,480
5.25%, 09/01/35	1,015	1,156,343
5.63%, 04/15/41	250	298,813
6.20%, 04/15/38	1,896	2,393,551
6.50%, 08/15/37	1,784	2,319,075
7.55%, 02/15/30	500	703,542
Walgreen Co.
4.40%, 09/15/42	125	109,047
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	100	92,206
4.80%, 11/18/44 (Call 05/18/44)	1,150	1,058,116
Yum! Brands Inc.
6.88%, 11/15/37	189	216,942

		30,005,166
SEMICONDUCTORS — 0.59%
Applied Materials Inc.
5.85%, 06/15/41	500	551,675
Broadcom Corp.
4.50%, 08/01/34 (Call 02/01/34)[a]	240	236,302
Intel Corp.
4.00%, 12/15/32	365	349,449
4.80%, 10/01/41	1,225	1,242,741
4.90%, 07/29/45 (Call 01/29/45)	710	727,575
KLA-Tencor Corp.
5.65%, 11/01/34 (Call 07/01/34)	340	332,470
QUALCOMM Inc.
4.65%, 05/20/35 (Call 11/20/34)	500	457,480
4.80%, 05/20/45 (Call 11/20/44)	600	515,958

		4,413,650
SOFTWARE — 1.41%
Microsoft Corp.
3.50%, 02/12/35 (Call 08/12/34)	740	679,684
3.50%, 11/15/42	350	307,234
3.75%, 05/01/43 (Call 11/01/42)	350	319,925

Security	Principal (000s)	Value
3.75%, 02/12/45 (Call 08/12/44)[a]	$150	$136,695
4.00%, 02/12/55 (Call 08/12/54)	1,500	1,379,493
4.50%, 10/01/40	380	387,306
4.88%, 12/15/43 (Call 06/15/43)	250	270,912
5.20%, 06/01/39	311	346,782
5.30%, 02/08/41	600	685,873
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	800	741,245
3.90%, 05/15/35 (Call 11/15/34)	750	703,440
4.13%, 05/15/45 (Call 11/15/44)	250	234,207
4.30%, 07/08/34 (Call 01/08/34)	1,450	1,423,679
4.38%, 05/15/55 (Call 11/15/54)	250	233,187
4.50%, 07/08/44 (Call 01/08/44)	700	694,061
5.38%, 07/15/40	690	769,491
6.13%, 07/08/39	1,070	1,290,215

		10,603,429
TELECOMMUNICATIONS — 7.53%
Alltel Corp.
7.88%, 07/01/32	190	247,981
America Movil SAB de CV
4.38%, 07/16/42[a]	350	320,115
6.13%, 11/15/37	325	364,598
6.13%, 03/30/40	1,300	1,471,038
6.38%, 03/01/35[a]	125	144,329
AT&T Corp.
8.25%, 11/15/31	925	1,238,319
AT&T Inc.
4.30%, 12/15/42 (Call 06/15/42)	354	301,722
4.35%, 06/15/45 (Call 12/15/44)	668	569,633
4.50%, 05/15/35 (Call 11/15/34)	1,285	1,183,331
4.75%, 05/15/46 (Call 11/15/45)	740	673,057
4.80%, 06/15/44 (Call 12/15/43)	2,400	2,199,555
5.35%, 09/01/40	925	907,158
5.55%, 08/15/41	270	271,370
6.15%, 09/15/34	550	592,336
6.30%, 01/15/38	1,576	1,727,809
6.40%, 05/15/38	350	383,653
6.45%, 06/15/34	350	386,740
6.50%, 09/01/37	355	397,893
6.55%, 02/15/39	620	699,626
AT&T Mobility LLC
7.13%, 12/15/31	400	489,213

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
BellSouth Corp.
6.55%, 06/15/34	$600	$651,538
6.88%, 10/15/31	300	340,488
British Telecommunications PLC
9.63%, 12/15/30	1,050	1,535,596
Cisco Systems Inc.
5.50%, 01/15/40	1,450	1,660,214
5.90%, 02/15/39	274	328,201
Corning Inc.
4.70%, 03/15/37	75	77,655
4.75%, 03/15/42[a]	275	288,086
5.75%, 08/15/40	40	47,164
7.25%, 08/15/36 (Call 08/15/26)	200	245,345
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,524	2,155,859
9.25%, 06/01/32	205	304,763
Embarq Corp.
8.00%, 06/01/36[a]	525	551,250
GTE Corp.
6.94%, 04/15/28	200	233,906
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	130	123,074
6.15%, 12/15/40	100	107,059
Juniper Networks Inc.
5.95%, 03/15/41	395	394,329
Koninklijke KPN NV
8.38%, 10/01/30	205	263,609
Motorola Solutions Inc.
5.50%, 09/01/44	250	208,457
New Cingular Wireless Services Inc.
8.75%, 03/01/31	605	832,215
Orange SA
5.38%, 01/13/42	250	259,048
5.50%, 02/06/44 (Call 08/06/43)	700	742,203
9.00%, 03/01/31	1,155	1,634,713
Pacific Bell Telephone Co.
7.13%, 03/15/26	700	856,078
Qwest Corp.
6.88%, 09/15/33 (Call 10/01/15)	1,130	1,113,050
7.13%, 11/15/43 (Call 10/01/15)	375	367,500
Rogers Communications Inc.
5.00%, 03/15/44 (Call 09/15/43)	520	509,702

Security	Principal (000s)	Value
7.50%, 08/15/38	$490	$609,972
Telefonica Emisiones SAU
7.05%, 06/20/36	1,175	1,420,868
Telefonica Europe BV
8.25%, 09/15/30	437	580,826
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	450	371,626
4.40%, 11/01/34 (Call 05/01/34)	2,375	2,196,925
4.75%, 11/01/41	590	544,875
4.86%, 08/21/46	2,700	2,535,479
5.01%, 08/21/54	3,300	3,002,005
5.05%, 03/15/34 (Call 12/15/33)	1,075	1,066,951
5.85%, 09/15/35	555	603,717
6.00%, 04/01/41	300	325,983
6.40%, 09/15/33	700	795,508
6.40%, 02/15/38	380	432,167
6.55%, 09/15/43	4,175	4,923,618
6.90%, 04/15/38	955	1,141,742
7.35%, 04/01/39	500	621,921
7.75%, 12/01/30	865	1,127,429
7.75%, 06/15/32	450	569,034
Verizon Florida LLC Series E
6.86%, 02/01/28[a]	450	436,106
Verizon Maryland LLC Series B
5.13%, 06/15/33	550	542,520
Vodafone Group PLC
4.38%, 02/19/43[a]	380	327,335
6.15%, 02/27/37	1,111	1,180,647
6.25%, 11/30/32	450	479,829
7.88%, 02/15/30	234	283,627

		56,521,288
TEXTILES — 0.05%
Cintas Corp. No. 2
6.15%, 08/15/36	332	393,610

		393,610
TOYS, GAMES & HOBBIES — 0.09%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	140	136,027
6.35%, 03/15/40	350	390,160
Mattel Inc.
5.45%, 11/01/41 (Call 05/01/41)	175	170,400

		696,587

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
TRANSPORTATION — 2.51%
Burlington Northern Santa Fe LLC
4.15%, 04/01/45 (Call 10/01/44)	$500	$453,101
4.38%, 09/01/42 (Call 03/01/42)	380	357,741
4.40%, 03/15/42 (Call 09/15/41)	321	303,554
4.55%, 09/01/44 (Call 03/01/44)	350	338,356
4.70%, 09/01/45 (Call 03/01/45)	400	401,081
4.90%, 04/01/44 (Call 10/01/43)	1,250	1,272,459
5.15%, 09/01/43 (Call 03/01/43)	325	342,637
5.40%, 06/01/41 (Call 12/01/40)	270	293,423
5.75%, 05/01/40 (Call 11/01/39)	450	509,133
6.15%, 05/01/37	150	178,147
6.20%, 08/15/36	350	418,825
Canadian National Railway Co.
3.50%, 11/15/42 (Call 05/15/42)	345	308,999
4.50%, 11/07/43 (Call 05/07/43)	250	261,237
6.20%, 06/01/36	170	215,318
6.25%, 08/01/34	50	62,736
6.38%, 11/15/37	158	205,051
6.90%, 07/15/28	525	696,990
Canadian Pacific Railway Co.
3.70%, 02/01/26 (Call 11/01/25)	600	597,435
5.75%, 01/15/42	200	224,913
7.13%, 10/15/31	440	554,301
Con–way Inc.
6.70%, 05/01/34	125	133,380
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	350	300,349
4.10%, 03/15/44 (Call 09/15/43)	950	860,530
4.40%, 03/01/43 (Call 09/01/42)	126	119,217
4.50%, 08/01/54 (Call 02/01/54)	325	303,407
4.75%, 05/30/42 (Call 11/30/41)	237	235,828
5.50%, 04/15/41 (Call 10/15/40)	70	76,532
6.00%, 10/01/36	240	278,870
6.22%, 04/30/40	105	125,167
FedEx Corp.
3.88%, 08/01/42	200	170,514
3.90%, 02/01/35[a]	835	765,204
4.10%, 02/01/45	250	221,030
4.50%, 02/01/65	75	65,785
4.90%, 01/15/34	225	231,807
5.10%, 01/15/44	150	154,032

Security	Principal (000s)	Value
Kansas City Southern Railway Co. (The)
4.30%, 05/15/43 (Call 11/15/42)	$100	$91,336
4.95%, 08/15/45 (Call 02/15/45)	550	554,839
Norfolk Southern Corp.
4.45%, 06/15/45 (Call 12/15/44)	430	409,329
4.80%, 08/15/43 (Call 02/15/43)	970	971,039
4.84%, 10/01/41	428	430,147
6.00%, 05/23/11	425	472,518
NorthWestern Corp.
4.18%, 11/15/44 (Call 05/15/44)	150	145,874
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	500	444,810
3.88%, 02/01/55 (Call 08/01/54)	780	684,835
4.15%, 01/15/45 (Call 07/15/44)	75	72,368
4.30%, 06/15/42 (Call 12/15/41)	250	245,967
4.75%, 12/15/43 (Call 06/15/43)	100	105,363
4.82%, 02/01/44 (Call 08/01/43)	275	292,907
6.63%, 02/01/29	307	403,154
United Parcel Service Inc.
4.88%, 11/15/40 (Call 05/15/40)	275	301,436
6.20%, 01/15/38	837	1,065,029
United Parcel Service of America Inc.
8.38%, 04/01/30[c]	100	141,728

		18,869,768
TRUCKING & LEASING — 0.03%
GATX Corp.
5.20%, 03/15/44 (Call 09/15/43)	250	257,766

		257,766
WATER — 0.12%
American Water Capital Corp.
6.59%, 10/15/37	223	282,721
United Utilities PLC
6.88%, 08/15/28	250	289,082
Veolia Environnement SA
6.75%, 06/01/38	250	311,281

		883,084

TOTAL CORPORATE BONDS & NOTES
(Cost: $656,390,202)		611,819,847

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
FOREIGN GOVERNMENT OBLIGATIONS[d] — 7.44%

BRAZIL — 0.81%
Brazilian Government International Bond
5.00%, 01/27/45[a]	$1,450	$1,169,062
5.63%, 01/07/41	800	711,400
7.13%, 01/20/37[a]	1,880	1,992,800
8.25%, 01/20/34[a]	580	676,280
10.13%, 05/15/27[a]	1,086	1,536,690

		6,086,232
CANADA — 0.21%
Province of British Columbia Canada
6.50%, 01/15/26	200	263,014
Province of Quebec Canada
7.50%, 09/15/29	900	1,311,788

		1,574,802
CHILE — 0.11%
Chile Government International Bond
3.63%, 10/30/42[a]	925	818,625

		818,625
COLOMBIA — 0.61%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	450	398,250
5.63%, 02/26/44 (Call 08/26/43)	2,600	2,535,000
6.13%, 01/18/41[a]	750	776,250
7.38%, 09/18/37[a]	750	886,125

		4,595,625
ISRAEL — 0.05%
Israel Government International Bond
4.50%, 01/30/43	400	405,000

		405,000
ITALY — 0.19%
Italy Government International Bond
5.38%, 06/15/33	967	1,109,329
Region of Lombardy Italy
5.80%, 10/25/32	305	329,930

		1,439,259
MEXICO — 1.34%
Mexico Government International Bond
4.60%, 01/23/46	1,350	1,231,875

Security	Principal (000s)	Value
4.75%, 03/08/44	$1,740	$1,635,600
5.55%, 01/21/45[a]	600	627,000
5.75%, 10/12/49	2,030	1,953,875
6.05%, 01/11/40	1,270	1,425,575
6.75%, 09/27/34[a]	1,175	1,445,250
7.50%, 04/08/33	477	634,410
8.30%, 08/15/31	755	1,087,200

		10,040,785
PANAMA — 0.43%
Panama Government International Bond
6.70%, 01/26/36	1,230	1,488,300
7.13%, 01/29/26	700	868,000
9.38%, 04/01/29	580	843,900

		3,200,200
PERU — 0.44%
Peruvian Government International Bond
5.63%, 11/18/50	1,175	1,263,125
6.55%, 03/14/37[a]	495	594,000
8.75%, 11/21/33	1,000	1,450,000

		3,307,125
PHILIPPINES — 1.08%
Philippine Government International Bond
3.95%, 01/20/40	700	714,875
5.00%, 01/13/37	1,600	1,858,000
5.50%, 03/30/26	1,600	1,916,000
6.38%, 01/15/32	1,200	1,566,000
6.38%, 10/23/34	800	1,064,000
7.75%, 01/14/31	200	290,000
9.50%, 02/02/30	450	729,000

		8,137,875
SOUTH AFRICA — 0.19%
South Africa Government International Bond
5.38%, 07/24/44	1,050	1,016,400
5.88%, 09/16/25	200	215,448
6.25%, 03/08/41	200	219,000

		1,450,848
SOUTH KOREA — 0.17%
Export-Import Bank of Korea
3.25%, 08/12/26	450	444,635

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
Republic of Korea
4.13%, 06/10/44[a]	$700	$789,496

		1,234,131
SUPRANATIONAL — 0.32%
Asian Development Bank
5.82%, 06/16/28	310	397,751
European Investment Bank
4.88%, 02/15/36	505	633,663
Inter-American Development Bank
3.20%, 08/07/42[a]	375	371,843
3.88%, 10/28/41	245	272,428
4.38%, 01/24/44	250	300,990
International Bank for Reconstruction & Development
4.75%, 02/15/35	350	433,756

		2,410,431
TURKEY — 1.23%
Turkey Government International Bond
4.88%, 04/16/43	500	436,875
6.63%, 02/17/45[a]	2,600	2,886,000
6.75%, 05/30/40	600	664,500
6.88%, 03/17/36	1,000	1,120,000
7.25%, 03/05/38	800	935,000
8.00%, 02/14/34	1,700	2,120,750
11.88%, 01/15/30	650	1,064,375

		9,227,500
URUGUAY — 0.26%
Uruguay Government International Bond
4.13%, 11/20/45	200	164,000
5.10%, 06/18/50	1,450	1,319,500
7.63%, 03/21/36	365	472,675

		1,956,175

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $60,064,666)		55,884,613

MUNICIPAL DEBT OBLIGATIONS — 8.77%

CALIFORNIA — 2.80%
Alameda County Joint Powers Authority RB BAB
7.05%, 12/01/44	135	175,122

Security	Principal (000s)	Value
Bay Area Toll Authority RB BAB
6.26%, 04/01/49	$650	$847,080
Series S1
7.04%, 04/01/50	750	1,013,902
California State Public Works Board RB Lease Abatement BAB Series G-2
8.36%, 10/01/34	400	562,316
City of Los Angeles Department of Airports RB BAB
6.58%, 05/15/39	280	362,009
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB
6.95%, 11/01/50	580	791,944
County of Sonoma CA RB Series A
6.00%, 12/01/29 (GTD)	150	177,198
East Bay Municipal Utility District Water System Revenue RB BAB Series B
5.87%, 06/01/40	550	695,981
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	400	549,260
Los Angeles County Metropolitan Transportation Authority RB BAB Series A
5.74%, 06/01/39	300	367,170
Los Angeles County Public Works Financing Authority RB BAB
7.62%, 08/01/40	300	417,321
Los Angeles Department of Water & Power RB BAB
6.57%, 07/01/45	475	640,875
6.60%, 07/01/50	300	412,665
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	800	966,904
6.76%, 07/01/34	550	719,477
Regents of the University of California Medical Center Pooled Revenue RB BAB
6.55%, 05/15/48	300	371,538

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
San Diego County Regional Transportation Commission RB BAB
5.91%, 04/01/48	$500	$649,640
San Diego County Water Authority Financing Corp. RB BAB
6.14%, 05/01/49	490	613,014
State of California GO BAB
7.30%, 10/01/39	920	1,273,501
7.35%, 11/01/39	450	624,474
7.50%, 04/01/34	2,250	3,136,252
7.55%, 04/01/39	900	1,296,828
7.60%, 11/01/40	1,000	1,466,920
7.95%, 03/01/36 (Call 03/01/20)	500	600,300
University of California RB
Series AD
4.86%, 05/15/12	230	217,143
Series AN
4.77%, 05/15/44 (Call 05/15/24)[a]	650	674,258
University of California RB BAB
5.77%, 05/15/43	350	424,176
5.95%, 05/15/45	800	973,224

		21,020,492
COLORADO — 0.13%
Colorado Bridge Enterprise RB BAB Series A
6.08%, 12/01/40	300	382,818
Denver City & County School District No. 1 COP Series B
7.02%, 12/15/37	435	583,283

		966,101
CONNECTICUT — 0.17%
State of Connecticut GO Series A
5.85%, 03/15/32	200	241,188
State of Connecticut GO BAB
5.09%, 10/01/30	200	220,430
5.63%, 12/01/29	720	846,094

		1,307,712

Security	Principal (000s)	Value
DISTRICT OF COLUMBIA — 0.03%
District of Columbia Water & Sewer Authority RB
4.81%, 10/01/14	$200	$201,148

		201,148
GEORGIA — 0.23%
Municipal Electric Authority of Georgia RB BAB Project J, Series 2010A
6.64%, 04/01/57	275	320,037
Project P, Series 2010A
7.06%, 04/01/57	975	1,085,282
State of Georgia GO BAB Series H
4.50%, 11/01/25	300	333,186

		1,738,505
ILLINOIS — 1.05%
Chicago Transit Authority RB
Series A
6.90%, 12/01/40	650	726,563
Series B
6.90%, 12/01/40	225	256,968
Chicago Transit Authority RB BAB Series B
6.20%, 12/01/40	220	229,152
City of Chicago IL GO Series C
7.78%, 01/01/35[a]	610	619,656
City of Chicago IL Wastewater Transmission Revenue RB BAB Series B
6.90%, 01/01/40	200	224,640
Illinois State Toll Highway Authority RB BAB
6.18%, 01/01/34	480	594,187
Metropolitan Water Reclamation District of Greater Chicago GOL BAB
5.72%, 12/01/38	630	754,545
State of Illinois GO
5.10%, 06/01/33[a]	3,865	3,586,218
5.65%, 12/01/38	725	682,878

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
State of Illinois GO BAB Series 3
6.73%, 04/01/35	$200	$207,018

		7,881,825
KANSAS — 0.04%
State of Kansas Department of Transportation RB BAB
4.60%, 09/01/35	300	331,227

		331,227
KENTUCKY — 0.03%
Louisville & Jefferson County Metropolitan Sewer District RB BAB
6.25%, 05/15/43	145	189,732

		189,732
MARYLAND — 0.03%
Maryland State Transportation Authority RB BAB
5.89%, 07/01/43	200	243,760

		243,760
MASSACHUSETTS — 0.33%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	290	324,884
Series E
5.46%, 12/01/39	845	1,061,227
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB Series A
5.73%, 06/01/40	300	376,464
Massachusetts Clean Water Trust (The) RB BAB Series B
5.19%, 08/01/40	150	172,677
Massachusetts School Building Authority RB BAB
5.72%, 08/15/39	450	561,866

		2,497,118
MISSOURI — 0.15%
Missouri Highway & Transportation Commission RB BAB
5.45%, 05/01/33	500	592,690

Security	Principal (000s)	Value
University of Missouri RB BAB
5.79%, 11/01/41	$400	$503,032

		1,095,722
NEW JERSEY — 0.64%
New Jersey Economic Development Authority RB Series A
7.43%, 02/15/29 (NPFGC)	675	775,143
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	1,475	1,980,527
Series F
7.41%, 01/01/40	250	343,860
New Jersey Transportation Trust Fund Authority RB BAB Series C
5.75%, 12/15/28	870	900,659
Rutgers The State University of New Jersey RB BAB
5.67%, 05/01/40	700	841,491

		4,841,680
NEW YORK — 1.39%
City of New York NY GO BAB
5.85%, 06/01/40	550	684,002
5.99%, 12/01/36	145	177,642
6.27%, 12/01/37	475	594,144
Housing Development Corp./NY
3.71%, 02/15/48[a]	750	766,642
Metropolitan Transportation Authority RB BAB
6.09%, 11/15/40	250	311,238
6.67%, 11/15/39	385	494,286
Series A
5.87%, 11/15/39	100	118,816
Series C-1
6.69%, 11/15/40	275	356,527
Series E
6.81%, 11/15/40	400	524,684
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.27%, 05/01/27	600	685,980

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal (000s)	Value
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	$200	$239,314
5.57%, 11/01/38	250	301,153
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	325	386,529
5.75%, 06/15/41	275	346,203
5.88%, 06/15/44	350	448,294
6.01%, 06/15/42	300	384,018
New York State Dormitory Authority RB BAB
5.39%, 03/15/40	375	449,441
5.50%, 03/15/30	200	231,514
5.63%, 03/15/39	200	237,342
Port Authority of New York & New Jersey RB
4.46%, 10/01/62	835	821,331
4.93%, 10/01/51	500	540,955
Series 182
5.31%, 08/01/46 (Call 08/01/24)	1,250	1,332,287

		10,432,342
OHIO — 0.31%
American Municipal Power Inc. RB BAB
7.50%, 02/15/50	570	770,258
8.08%, 02/15/50	500	739,480
Ohio State University (The) RB Series A
4.80%, 06/01/11	200	192,740
Ohio State University (The) RB BAB
4.91%, 06/01/40	550	639,969

		2,342,447
OREGON — 0.15%
Oregon School Boards Association GOL
Series B
5.55%, 06/30/28 (NPFGC)	250	290,038
5.68%, 06/30/28 (NPFGC)	500	599,415

Security	Principal (000s)	Value
State of Oregon Department of Transportation RB BAB Series 2010A
5.83%, 11/15/34	$175	$222,108

		1,111,561
PENNSYLVANIA — 0.14%
Commonwealth of Pennsylvania GO BAB
5.45%, 02/15/30	300	346,824
Series B
4.65%, 02/15/26	100	108,412
Pennsylvania Turnpike Commission RB BAB Series B
5.56%, 12/01/49	480	570,811

		1,026,047
TEXAS — 0.91%
City of Houston TX Combined Utility System Revenue RB Series B
3.83%, 05/15/28	300	311,262
City of Houston TX GOL Series A
6.29%, 03/01/32	400	484,972
City Public Service Board of San Antonio TX RB BAB
5.81%, 02/01/41	550	693,852
Dallas Area Rapid Transit RB BAB
6.00%, 12/01/44	425	551,110
Dallas Convention Center Hotel Development Corp. RB BAB
7.09%, 01/01/42	340	433,643
Dallas County Hospital District GOL BAB Series C
5.62%, 08/15/44	150	182,691
Dallas Independent School District GO BAB
6.45%, 02/15/35 (Call 02/15/21) (PSF)[a]	550	645,722
North Texas Tollway Authority RB BAB
8.91%, 02/01/30 (Call 02/01/20)	550	653,719

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

Security	Principal or Shares (000s)	Value
State of Texas GO BAB
5.52%, 04/01/39	$425	$538,263
Series A
4.63%, 04/01/33	500	551,045
4.68%, 04/01/40	100	111,155
Texas Transportation Commission State Highway Fund RB BAB Series B
5.18%, 04/01/30	825	949,369
University of Texas System (The) RB BAB
Series B
6.28%, 08/15/41 (Call 08/15/19)	370	416,061
Series D
5.13%, 08/15/42	250	297,280

		6,820,144
UTAH — 0.10%
State of Utah GO BAB Series B
3.54%, 07/01/25	115	122,375
Utah Transit Authority RB BAB Series B
5.94%, 06/15/39	500	646,565

		768,940
VIRGINIA — 0.05%
University of Virginia RB BAB
6.20%, 09/01/39	300	406,257

		406,257
WASHINGTON — 0.09%
Central Puget Sound Regional Transit Authority RB BAB
5.49%, 11/01/39	150	186,187
State of Washington GO BAB
5.14%, 08/01/40	400	474,944

		661,131

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $68,296,559)		65,883,891

SHORT-TERM INVESTMENTS — 6.84%

MONEY MARKET FUNDS — 6.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	38,664	38,663,871

Security	Shares (000s)	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.18%[e,f,g]	4,989	$4,988,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	7,684	7,684,160

		51,336,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,336,758)		51,336,758

TOTAL INVESTMENTS IN SECURITIES — 104.53%
(Cost: $836,088,185)		784,925,109
Other Assets, Less Liabilities — (4.53)%		(34,025,529)

NET ASSETS — 100.00%		$750,899,580

BAB  —  Build America Bond

COP  —  Certificates of Participation

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

Insured by:

NPFGC — National Public Finance Guarantee Corp.

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Investments are denominated in U.S. dollars.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

August 31, 2015

ASSETS
Investments, at cost:
Unaffiliated	$784,751,427
Affiliated (Note 2)	51,336,758

Total cost of investments	$836,088,185

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$733,588,351
Affiliated (Note 2)	51,336,758

Total fair value of investments	784,925,109
Receivables:
Investment securities sold	5,445,361
Due from custodian (Note 4)	721,975
Interest	10,196,095

Total Assets	801,288,540

LIABILITIES
Payables:
Investment securities purchased	6,282,146
Collateral for securities on loan (Note 1)	43,652,598
Capital shares redeemed	323,067
Investment advisory fees (Note 2)	131,149

Total Liabilities	50,388,960

NET ASSETS	$750,899,580

Net assets consist of:
Paid-in capital	$802,192,236
Undistributed net investment income	2,727,714
Accumulated net realized loss	(2,857,294)
Net unrealized depreciation	(51,163,076)

NET ASSETS	$750,899,580

Shares outstanding[b]	13,200,000

Net asset value per share	$56.89

[a]	Securities on loan with a value of $42,588,102. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statement of Operations (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Six months ended August 31, 2015

NET INVESTMENT INCOME
Interest — unaffiliated	$18,281,318
Interest — affiliated (Note 2)	427
Securities lending income — affiliated — net (Note 2)	51,384

Total investment income	18,333,129

EXPENSES
Investment advisory fees (Note 2)	818,402

Total expenses	818,402

Net investment income	17,514,727

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,633,625)
In-kind redemptions — unaffiliated	(118,978)

Net realized loss	(1,752,603)

Net change in unrealized appreciation/depreciation	(76,789,200)

Net realized and unrealized loss	(78,541,803)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,027,076)

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® 10+ YEAR CREDIT BOND ETF

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,514,727	$22,474,702
Net realized gain (loss)	(1,752,603)	6,029,769
Net change in unrealized appreciation/depreciation	(76,789,200)	32,857,194

Net increase (decrease) in net assets resulting from operations	(61,027,076)	61,361,665

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,444,144)	(20,884,615)

Total distributions to shareholders	(17,444,144)	(20,884,615)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	137,674,121	637,059,987
Cost of shares redeemed	(158,679,476)	(110,709,066)

Net increase (decrease) in net assets from capital share transactions	(21,005,355)	526,350,921

INCREASE (DECREASE) IN NET ASSETS	(99,476,575)	566,827,971

NET ASSETS
Beginning of period	850,376,155	283,548,184

End of period	$750,899,580	$850,376,155

Undistributed net investment income included in net assets at end of period	$2,727,714	$2,657,131

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	10,500,000
Shares redeemed	(2,700,000)	(1,800,000)

Net increase (decrease) in shares outstanding	(400,000)	8,700,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® 10+ YEAR CREDIT BOND ETF

(For a share outstanding throughout each period)

	Six months ended Aug. 31, 2015 (Unaudited)	Year ended Feb. 28, 2015	Year ended Feb. 28, 2014	Year ended Feb. 28, 2013	Year ended Feb. 29, 2012	Year ended Feb. 28, 2011
Net asset value, beginning of period	$62.53	$57.87	$61.05	$59.51	$52.53	$50.60

Income from investment operations:
Net investment income[a]	1.28	2.59	2.68	2.65	2.72	2.88
Net realized and unrealized gain (loss)[b]	(5.65)	4.59	(3.03)	1.59	6.88	1.85

Total from investment operations	(4.37)	7.18	(0.35)	4.24	9.60	4.73

Less distributions from:
Net investment income	(1.27)	(2.52)	(2.74)	(2.70)	(2.62)	(2.80)
Net realized gain	—	—	(0.09)	—	—	—

Total distributions	(1.27)	(2.52)	(2.83)	(2.70)	(2.62)	(2.80)

Net asset value, end of period	$56.89	$62.53	$57.87	$61.05	$59.51	$52.53

Total return	(7.02)%[c]	12.64%	(0.41)%[d]	7.22%	18.81%	9.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$750,900	$850,376	$283,548	$421,254	$196,391	$21,014
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	4.28%	4.28%	4.67%	4.33%	4.79%	5.47%
Portfolio turnover rate[f]	6%	23%	12%	10%	6%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been -0.43%.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
10+ Year Credit Bond	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of August 31, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
10+ Year Credit Bond
Investments:
Assets:
Corporate Bonds & Notes	$—	$611,819,847	$—	$611,819,847
Foreign Government Obligations	—	55,884,613	—	55,884,613
Municipal Debt Obligations	—	65,883,891	—	65,883,891
Money Market Funds	51,336,758	—	—	51,336,758

Total	$51,336,758	$733,588,351	$—	$784,925,109

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan plus accrued interest if any. The market value of the loaned securities is determined at the close of each business day of the Fund. Any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of August 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedule of investments. The securities on loan for the Fund are also disclosed in its schedule of investments. The total value of any securities on loan as of August 31, 2015 and the total value of the related collateral are disclosed in the statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the statement of operations.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of securities lending agreements which are subject to offset under an MSLA as of August 31, 2015:

Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
$42,588,102	$42,588,102	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.20% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

For the six months ended August 31, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $21,986.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended August 31, 2015, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended August 31, 2015 were as follows:

U.S. Government Obligations		Other Securities
Purchases	Sales	Purchases	Sales
$1,518,108	$3,083,197	$63,725,382	$46,212,352

In-kind transactions (see Note 4) for the six months ended August 31, 2015 were as follows:

In-kind Purchases	In-kind Sales
$120,717,341	$154,824,217

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statement of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statement of assets and liabilities.

5.	PRINCIPAL RISKS

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in fixed income instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its schedule of investments.

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The Fund invests a substantial amount of its assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank to taper its quantitative easing policy, may

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Given the environment of historically low interest rates, the Fund may be subject to a greater risk of price losses if interest rates rise.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2015, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $695,160 available to offset future realized capital gains.

As of August 31, 2015, the cost of investments for federal income tax purposes was $836,274,411. Net unrealized depreciation was $51,349,302, of which $1,962,236 represented gross unrealized appreciation on securities and $53,311,538 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	45

Board Review and Approval of Investment Advisory

Contract

iSHARES® 10+ YEAR CREDIT BOND ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on May 1, 2015 and May 6, 2015, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 21, 2015, management presented preliminary information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 24-25, 2015, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the additional information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Board also noted that the Board and BFA agreed to discuss potential enhancements and adjustments to the 15(c) process for the coming year. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including, where applicable, funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the Fund’s Lipper Group. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2014, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that have a different investment objective and/or benchmark from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 24-25, 2015 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue periodically, determined to approve the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund or that track the same index or a similar index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® 10+ YEAR CREDIT BOND ETF

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Supplemental Information (Unaudited)

iSHARES® 10+ YEAR CREDIT BOND ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$1.256367	$—	$0.010898	$1.267265	99%	—%	1%	100%

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-27-0815

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: October 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	October 27, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	October 27, 2015